    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011.

                                                              FILE NO. 333-72042

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 41                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 61                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                 [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS STANDARD

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


-    AllianceBernstein Global Bond Fund -- Class A
-    AllianceBernstein High Income Fund -- Class A
-    Allianz NFJ International Value Fund -- Class A
-    American Century Equity Income Fund -- Class A
-    Ave Maria Growth Fund
-    Ave Maria Opportunity Fund
-    Ave Maria Rising Dividend Fund
-    Domini Social Equity Fund(R) -- Investor Class
-    Dreyfus Intermediate Term Income Fund -- Class A
-    Dreyfus LifeTime Growth and Income Portfolio -- Investor Class
-    Fidelity(R) VIP Freedom 2015 Portfolio -- Service Class 2
-    Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2
-    Fidelity(R) VIP Freedom 2025 Portfolio -- Service Class 2
-    Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2
-    Fidelity(R) VIP Freedom Income Portfolio -- Service Class 2
-    Fidelity(R) VIP FundsManager 20% Portoflio -- Service Class 2
-    Fidelity(R) VIP FundsManager 50% Portfolio -- Service Class 2
-    Fidelity(R) VIP FundsManager 60% Portfolio -- Service Class 2
-    Fidelity(R) VIP FundsManager 70% Portfolio -- Service Class 2
-    Fidelity(R) VIP FundsManager 85% Portfolio -- Service Class 2
-    Franklin Balance Sheet Investment Fund -- Class A
-    Franklin Small-Mid Cap Growth Fund -- Class A
-    Goldman Sachs Absolute Return Tracker -- Class A
-    Goldman Sachs Mid Cap Value Fund -- Class A
-    Goldman Sachs Satellite Strategies -- Class A
-    Hartford Advisers HLS Fund -- Class IA
-    Hartford Capital Appreciation HLS Fund -- Class IA
-    Hartford Dividend and Growth HLS Fund -- Class IA
-    Hartford Global Health HLS Fund -- Class IA
-    Hartford Global Research HLS Fund -- Class IA
-    Hartford Index HLS Fund -- Class IA
-    Hartford MidCap HLS Fund -- Class IA
-    Hartford Money Market HLS Fund -- Class IA
-    Hartford Small Company HLS Fund -- Class IA
-    Hartford Stock HLS Fund -- Class IA
-    Hartford Total Return Bond HLS Fund -- Class IA
-    Hartford U.S. Government Securities HLS Fund -- Class IA
-    Invesco Diversified Dividend Fund -- Investor Class
-    Invesco Financial Services Fund -- Investor Class*
-    Invesco Leisure Fund -- Investor Class
-    Invesco Small Cap Growth Fund -- Investor Class
-    Invesco Technology Fund -- Investor Class
-    Invesco Van Kampen Equity and Income Fund -- Class A
-    Janus Forty Fund -- Class S
-    Janus Overseas Fund -- Class S
-    Janus Worldwide Fund -- Class S
-    John Hancock Small Cap Equity Fund -- Class A
-    JPMorgan SmartRetirement 2010 Fund(SM) -- Class A
-    JPMorgan SmartRetirement 2015 Fund(SM) -- Class A
-    JPMorgan SmartRetirement 2020 Fund(SM) -- Class A
-    JPMorgan SmartRetirement 2025 Fund(SM) -- Class A
-    JPMorgan SmartRetirement 2030 Fund(SM) -- Class A
-    JPMorgan SmartRetirement 2035 Fund(SM) -- Class A

-      JPMorgan SmartRetirement 2040 Fund(SM) -- Class A
-      JPMorgan SmartRetirement 2045 Fund(SM) -- Class A
-      JPMorgan SmartRetirement 2050 Fund(SM) -- Class A
-      JPMorgan SmartRetirement Income(R) Fund -- Class A
-      Legg Mason ClearBridge Appreciation Fund -- Class A
-      LKCM Aquinas Growth Fund
-      LKCM Aquinas Value Fund
-      Massachusetts Investors Growth Stock Fund -- Class A
-      MFS(R) Core Equity Fund -- Class A
-      MFS(R) High Income Fund -- Class A
-      MFS(R) Mid Cap Growth Fund -- Class A
-      MFS(R) New Discovery Fund -- Class R3
-      MFS(R) Utilities Fund -- Class A
-      MFS(R) Value Fund -- Class A
-      Mutual Shares Fund -- Class A
-      Neuberger Berman Socially Responsible Fund -- Class A
-      Nuveen Small Cap Index Fund -- Class A
-      Nuveen Tradewinds International Value -- Class A
-      Oppenheimer Capital Appreciation Fund -- Class A
-      Oppenheimer Global Fund -- Class A
-      Oppenheimer Gold & Special Minerals Fund -- Class A
-      RidgeWorth Large Cap Value Equity Fund -- Class A
-      Templeton Foreign Fund -- Class A
-      The Hartford Balanced Income Fund -- Class R4
-      The Hartford Fundamental Growth Fund -- Class R4
-      The Hartford Global All-Asset Fund -- Class R4
-      The Hartford International Small Company Fund -- Class R4
-      The Hartford MidCap Value Fund -- Class R4
-      Timothy Plan Large/Mid-Cap Value Fund -- Class A



                                    2


* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Fund will merge into the following surviving Fund:



           UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
    Invesco Financial Services Fund --  Invesco Diversified Dividend Fund --
                        Investor Class  Investor Class


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLE                                                                 6
SUMMARY                                                                  15
PERFORMANCE RELATED INFORMATION                                          18
HARTFORD LIFE INSURANCE COMPANY                                          19
THE SEPARATE ACCOUNT                                                     19
THE FUNDS                                                                19
GENERAL ACCOUNT OPTION                                                   27
CONTRACT CHARGES                                                         27
 Contingent Deferred Sales Charge                                        27
 Annual Maintenance Fee                                                  28
 Is there ever a time when the Contingent Deferred Sales Charge          28
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    29
 Loan Fees                                                               30
 Premium Taxes                                                           30
 Transfer Fee                                                            30
 Experience Rating under the Contracts                                   30
 Negotiated Charges and Fees                                             31
 Charges of the Funds                                                    31
 Plan Related Expenses                                                   31
THE CONTRACTS                                                            31
 The Contracts Offered                                                   31
 Assignments                                                             31
 Pricing and Crediting of Contributions                                  31
 May I cancel my certificate?                                            32
 What is a Surrender Charge Offset?                                      32
 May I make changes in the amounts of my Contribution?                   32
 Can you transfer from one Sub-Account to another?                       32
 What is a Sub-Account Transfer?                                         32
 What Happens When you Request a Sub-Account Transfer?                   32
 What Restrictions Are There on your Ability to Make a                   33
  Sub-Account Transfer?
 Fund Trading Policies                                                   34
 How are you affected by frequent Sub-Account Transfers?                 35
 General Account Option Transfers                                        35
 Telephone and Internet Transfers                                        35
 Dollar Cost Averaging                                                   36
 May I request a loan from my Participant Account?                       36
 How do I know what my Participant Account is worth?                     36
 How are the underlying Fund shares valued?                              37
DEATH BENEFITS                                                           38
 Determination of the Beneficiary                                        38
 Death before the Annuity Commencement Date                              38
 Calculation of the death benefit                                        38
 Death on or after the Annuity Commencement Date                         38
SETTLEMENT PROVISIONS                                                    39
 Can payment of the Surrender value ever be postponed beyond the         39
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      39
 How do I elect an Annuity Commencement Date and Annuity Payout          40
  Option?
 What is the minimum amount that I may select for an Annuity             40
  Payout?
 How are Contributions made to establish an Annuity Account?             40
 Can a Contract be suspended by a Contract Owner?                        40
 Annuity Payout Options                                                  40
 Systematic Withdrawal Option                                            41
 How are Variable Annuity Payouts determined?                            42
FEDERAL TAX CONSIDERATIONS                                               43
 A. General                                                              43
 B. Taxation of Hartford and the Separate Account                        44
 C. Diversification of the Separate Account                              44
 D. Tax Ownership of the Assets in the Separate Account                  44
 E. Non-Natural Persons as Owners                                        45
 F. Annuity Purchases by Nonresident Aliens and Foreign                  45
  Corporations
 G. Generation Skipping Transfer Tax                                     45
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     46
MORE INFORMATION                                                         54
 Can a Contract be modified?                                             54
 Can Hartford waive any rights under a Contract?                         54
 How Contracts Are Sold                                                  54
 Who is the custodian of the Separate Account's assets?                  56
 Are there any material legal proceedings affecting the Separate         56
  Account?
 How may I get additional information?                                   56
APPENDIX 1 -- ACCUMULATION UNIT VALUES                                   57
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                91

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                    None
Transfer Fee (1)                                                                                           $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                        5%
  During Second Year                                                                                       4%
  During Third Year                                                                                        3%
  During Fourth Year                                                                                       2%
  During Fifth Year                                                                                        1%
  During Sixth Year and thereafter                                                                         0%
Loan Set-Up Fee (3)                                                                                       $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

  AFTER ANNUITY COMMENCEMENT DATE:

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
 All Participant Accounts                                                1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.34%              1.86%
(expenses that are deducted from
Sub-Account assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)



    The Fidelity(R) VIP Freedom Portfolios, the JPMorgan Smart Retirement Funds and the Fidelity(R) VIP FundsManager Portfolios are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $822
3 years                                                                   $1,355
5 years                                                                   $1,893
10 years                                                                  $3,716



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $319
3 years                                                                   $1,031
5 years                                                                   $1,763
10 years                                                                  $3,686



     (3) If you do not Surrender your Contract:



1 year                                                                      $349
3 years                                                                   $1,061
5 years                                                                   $1,793
10 years                                                                  $3,716

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $802
3 years                                                                   $1,295
5 years                                                                   $1,794
10 years                                                                  $3,526



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $298
3 years                                                                     $970
5 years                                                                   $1,664
10 years                                                                  $3,496



     (3) If you do not Surrender your Contract:



1 year                                                                      $328
3 years                                                                   $1,000
5 years                                                                   $1,694
10 years                                                                  $3,526



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $781
3 years                                                                   $1,236
5 years                                                                   $1,693
10 years                                                                  $3,333



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $278
3 years                                                                     $909
5 years                                                                   $1,563
10 years                                                                  $3,303



     (3) If you do not Surrender your Contract:



1 year                                                                      $308
3 years                                                                     $939
5 years                                                                   $1,593
10 years                                                                  $3,333

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $771
3 years                                                                   $1,206
5 years                                                                   $1,643
10 years                                                                  $3,235



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $268
3 years                                                                     $879
5 years                                                                   $1,513
10 years                                                                  $3,205



     (3) If you do not Surrender your Contract:



1 year                                                                 $298
3 years                                                                $909
5 years                                                              $1,543
10 years                                                             $3,235



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $761
3 years                                                                   $1,176
5 years                                                                   $1,592
10 years                                                                  $3,136



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $257
3 years                                                                     $848
5 years                                                                   $1,462
10 years                                                                  $3,106



     (3) If you do not Surrender your Contract:



1 year                                                                      $287
3 years                                                                     $878
5 years                                                                   $1,492
10 years                                                                  $3,136

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $745
3 years                                                                   $1,131
5 years                                                                   $1,516
10 years                                                                  $2,985



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $242
3 years                                                                     $802
5 years                                                                   $1,386
10 years                                                                  $2,955



     (3) If you do not Surrender your Contract:



1 year                                                                      $272
3 years                                                                     $832
5 years                                                                   $1,416
10 years                                                                  $2,985



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $730
3 years                                                                   $1,086
5 years                                                                   $1,439
10 years                                                                  $2,832



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $227
3 years                                                                     $756
5 years                                                                   $1,309
10 years                                                                  $2,802



     (3) If you do not Surrender your Contract:



1 year                                                                      $257
3 years                                                                     $786
5 years                                                                   $1,339
10 years                                                                  $2,832

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $710
3 years                                                                   $1,025
5 years                                                                   $1,336
10 years                                                                  $2,625



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $206
3 years                                                                     $695
5 years                                                                   $1,206
10 years                                                                  $2,595



     (3) If you do not Surrender your Contract:



1 year                                                                      $236
3 years                                                                     $725
5 years                                                                   $1,236
10 years                                                                  $2,625



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $694
3 years                                                                     $978
5 years                                                                   $1,258
10 years                                                                  $2,467



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $191
3 years                                                                     $648
5 years                                                                   $1,128
10 years                                                                  $2,437



     (3) If you do not Surrender your Contract:



1 year                                                                      $221
3 years                                                                     $678
5 years                                                                   $1,158
10 years                                                                  $2,467


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                             SALES CHARGE
                                                            AS A PERCENTAGE
                                                            OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 TO $4,999,999.99                                    1.05%
$5,000,000.00 TO $24,999,999.99                                   0.85%
$25,000,000.00 TO $34,999,999.99                                  0.75%
$35,000,000.00 TO $49,999,999.99                                  0.65%
$50,000,000.00 TO $69,999,999.99                                  0.50%
$70,000,000.00 TO $84,999,999.99                                  0.35%
$85,000,000.00 TO $99,999,999.99                                  0.15%
$100,000,000.00 AND OVER                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.


    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein Global Bond Fund -- Class A     To generate income consistent with      ABIS -- AllianceBernstein Investor
                                                   preservation of capital                 Services, Inc.
 AllianceBernstein High Income Fund -- Class A     Seeks to maximize total returns from    ABIS -- AllianceBernstein Investor
                                                   price appreciation and income           Services, Inc.
 Allianz NFJ International Value Fund -- Class A   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Century Equity Income Fund -- Class A    The fund seeks current income. Capital  American Century Investment
                                                   appreciation is a secondary objective   Management, Inc.
 Ave Maria Growth Fund                             Long-term capital appreciation          Schwartz Investment Counsel, Inc. JLB
                                                                                           & Associates, Inc.
 Ave Maria Opportunity Fund                        Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund                    Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Domini Social Equity Fund(R) -- Investor Class    Seeks long-term total return            Domini Social Investments, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Dreyfus Intermediate Term Income Fund -- Class A  Maximize total return                   The Dreyfus Corporation
 Dreyfus LifeTime Growth and Income Portfolio --   Maximum total return                    The Dreyfus Corporation
  Investor Class
 Franklin Balance Sheet Investment Fund -- Class   The Fund's investment goal is high      Franklin Advisory Services, LLC
  A                                                total return, of which capital
                                                   appreciation and income are components
 Franklin Small-Mid Cap Growth Fund -- Class A     Seeks long-term capital growth          Franklin Advisers, Inc.
 Goldman Sachs Absolute Return Tracker -- Class A  Seeks to achieve investment results     Goldman Sachs Asset Management, L.P.
                                                   that approximate the performance of
                                                   the Goldman Sachs Absolute Return
                                                   Tracker Index (the "GS-ART Index")
 Goldman Sachs Mid Cap Value Fund -- Class A       Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Satellite Strategies -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Invesco Diversified Dividend Fund -- Investor     Long-term growth of capital             Invesco Advisers, Inc.
  Class
 Invesco Financial Services Fund -- Investor       Long-term growth of capital             Invesco Advisers, Inc.
  Class*
 Invesco Leisure Fund -- Investor Class            Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Small Cap Growth Fund -- Investor Class   Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Technology Fund -- Investor Class         Long-term growth of capital             Invesco Advisers, Inc.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Janus Forty Fund -- Class S                       Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Overseas Fund -- Class S                    Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Worldwide Fund -- Class S**                 Seeks long-term growth of capital in a  Janus Capital Management LLC manner consistent with preservation of
                                                   capital
 John Hancock Small Cap Equity Fund -- Class A     Seeks capital appreciation              John Hancock Advisers, LLC
                                                                                           Sub-advised by John Hancock Asset
                                                                                           Management
 JPMorgan SmartRetirement 2010 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2015 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2020 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2025 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2030 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2035 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2040 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2045 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement 2050 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement Income(R) Fund -- Class  Seeks current income and some capital   JPMorgan Investment Management Inc.
  A                                                appreciation
 Legg Mason ClearBridge Appreciation Fund --       Long-term capital appreciation          ClearBridge Advisors
  Class A
 LKCM Aquinas Growth Fund                          Equity Growth                           Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Equity growth                           Luther King Capital Management
                                                                                           Corporation
 Massachusetts Investors Growth Stock Fund --      Seeks capital appreciation              MFS Investment Management
  Class A
 MFS(R) Core Equity Fund -- Class A                Seeks capital appreciation              MFS Investment Management
 MFS(R) High Income Fund -- Class A                Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Mid Cap Growth Fund -- Class A             Seeks capital appreciation              MFS Investment Management
 MFS(R) New Discovery Fund -- Class R3             Seeks capital appreciation              MFS Investment Management
 MFS(R) Utilities Fund -- Class A                  Seeks total return                      MFS Investment Management
 MFS(R) Value Fund -- Class A                      Seeks capital appreciation              MFS Investment Management
 Mutual Shares Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
 Nuveen Small Cap Index Fund -- Class A            Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Tradewinds International Value -- Class A  Seeks long-term capital appreciation    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Oppenheimer Capital Appreciation Fund -- Class A  Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Global Fund -- Class A                Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Gold & Special Minerals Fund --       Seeks capital appreciation              OppenheimerFunds, Inc.
  Class A
 RidgeWorth Large Cap Value Equity Fund -- Class   Capital appreciation is the Fund's      RidgeWorth Investments
  A                                                primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Balanced Income Fund -- Class R4     Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective
 The Hartford Fundamental Growth Fund -- Class R4  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC.
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund -- Class R4    Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Small Company Fund --  Seeks capital appreciation              Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund -- Class R4        Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Timothy Plan Large/Mid-Cap Value Fund -- Class A  Long term capital growth with           Westwood Mngmt. Corp
                                                   secondary objective of current income
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 Fidelity(R) VIP Freedom 2015 Portfolio --         Seeks high total return with a          Strategic Advisers, Inc.
  Service Class 2                                  secondary objective of principal
                                                   preservation as the fund approaches
                                                   its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio --         Seeks high total return with a          Strategic Advisers, Inc.
  Service Class 2                                  secondary objective of principal
                                                   preservation as the fund approaches
                                                   its target date and beyond
 Fidelity(R) VIP Freedom 2025 Portfolio --         Seeks high total return with a          Strategic Advisers, Inc.
  Service Class 2                                  secondary objective of principal
                                                   preservation as the fund approaches
                                                   its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio --         Seeks high total return with a          Strategic Advisers, Inc.
  Service Class 2                                  secondary objective of principal
                                                   preservation as the fund approaches
                                                   its target date and beyond
 Fidelity(R) VIP Freedom Income Portfolio --       Seeks high total return with a          Strategic Advisers, Inc.
  Service Class 2                                  secondary objective of principal
                                                   preservation
 Fidelity(R) VIP FundsManager 20% Portoflio --     Seeks high current income & capital     Strategic Advisers, Inc.
  Service Class 2                                  appreciation
 Fidelity(R) VIP FundsManager 50% Portfolio --     Seeks high total return                 Strategic Advisers, Inc.
  Service Class 2
 Fidelity(R) VIP FundsManager 60% Portfolio --     Seeks high total return                 Strategic Advisers, Inc.
  Service Class 2

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP FundsManager 70% Portfolio --     Seeks high total return                 Strategic Advisers, Inc.
  Service Class 2
 Fidelity(R) VIP FundsManager 85% Portfolio --     Seeks high total return                 Strategic Advisers, Inc.
  Service Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities HLS Fund --   Seeks to maximize total return while    HL Investment Advisors, LLC
  Class IA                                         providing shareholders with a high      Sub-advised by Hartford Investment
                                                   level of current income consistent      Management Company
                                                   with prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA            Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Capital Appreciation HLS Fund -- Class   Seeks growth of capital                 HL Investment Advisors, LLC
  IA (a)                                                                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Health HLS Fund -- Class IA       Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Research HLS Fund -- Class IA     Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford MidCap HLS Fund -- Class IA (b)          Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Money Market HLS Fund -- Class IA***     Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Small Company HLS Fund -- Class IA       Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Stock HLS Fund -- Class IA               Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* Pursuant to a Plan of Reorganization and upon shareholder approval, the Invesco Financial Services Fund -- Investor Class will be merged into the Invesco Diversified Dividend Fund -- Investor Class effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the Invesco Financial Services Fund -- Investor Class are hereby deleted.
** Effective May 16, 2011, the investment objective for the Janus Worldwide Fund -- Class S is deleted and replaced with "Seeks long-term growth of capital".

*** In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub- Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.




(a)  Closed to Contracts issued on or after 1/3/2005.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 8/16/2004.


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.85% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois;

    5. Combined Law Enforcement Association of Texas; and

    6. The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 TO $4,999,999.99                                    1.05%
$5,000,000.00 TO $24,999,999.99                                   0.85%
$25,000,000.00 TO $34,999,999.99                                  0.75%
$35,000,000.00 TO $49,999,999.99                                  0.65%
$50,000,000.00 TO $69,999,999.99                                  0.50%
$70,000,000.00 TO $84,999,999.99                                  0.35%
$85,000,000.00 TO $99,999,999.99                                  0.15%
$100,000,000.00 AND OVER                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the

       Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the

Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect theSystematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue

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Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7 indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable

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contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

       a.   TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any

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amount received before the Owner reaches age 59 1/2 or dies is subject to a 10%
penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

       b.  SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

       c.   SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

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       d.  ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

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       d.  in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, or Roth accounts in a Qualified Plan amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

       a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

       b.  RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan

(described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


     Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.

    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

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
                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $17.276          $15.432          $19.351          $19.078          $15.992
Accumulation unit value at end
 of period                          $19.523          $17.276          $15.432          $19.351          $19.078
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               10                8               10               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $17.356          $15.581          $19.636          $19.456          $16.391
Accumulation unit value at end
 of period                          $19.515          $17.356          $15.581          $19.636          $19.456
Number of accumulation units
 outstanding at end of period
 (in thousands)                         787               36               63               16               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.905          $12.502          $15.779          $15.658          $13.211
Accumulation unit value at end
 of period                          $15.611          $13.905          $12.502          $15.779          $15.658
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5               74               64               73               74
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $15.484          $13.950          $17.642          $17.541          $14.830
Accumulation unit value at end
 of period                          $17.350          $15.484          $13.950          $17.642          $17.541
Number of accumulation units
 outstanding at end of period
 (in thousands)                          55               59               51               96              100
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.263          $11.996          $15.233          $15.206          $12.907
Accumulation unit value at end
 of period                          $14.802          $13.263          $11.996          $15.233          $15.206
Number of accumulation units
 outstanding at end of period
 (in thousands)                          31               29               23               20               17

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $15.649          $13.940          $12.388               --
Accumulation unit value at end
 of period                          $15.992          $15.649          $13.940               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                6                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $16.119          $14.431          $11.949               --
Accumulation unit value at end
 of period                          $16.391          $16.119          $14.431               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.011          $11.662           $9.474          $10.000
Accumulation unit value at end
 of period                          $13.211          $13.011          $11.662           $9.474
Number of accumulation units
 outstanding at end of period
 (in thousands)                          15               14               11                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.635          $13.148          $10.699          $11.205
Accumulation unit value at end
 of period                          $14.830          $14.635          $13.148          $10.699
Number of accumulation units
 outstanding at end of period
 (in thousands)                         148               70                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.789          $11.536           $9.425          $10.000
Accumulation unit value at end
 of period                          $12.907          $12.789          $11.536           $9.425
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13                5                1               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
DREYFUS INTERMEDIATE TERM
 INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.860           $9.271          $10.000               --               --
Accumulation unit value at end
 of period                          $11.842          $10.860           $9.271               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                8                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.772           $9.241          $10.000               --               --
Accumulation unit value at end
 of period                          $11.687          $10.772           $9.241               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          39               23               22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.745           $9.233          $10.000               --               --
Accumulation unit value at end
 of period                          $11.641          $10.745           $9.233               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $10.710           $9.221          $10.000               --               --
Accumulation unit value at end
 of period                          $11.580          $10.710           $9.221               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          83               79               80               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.640           $9.197          $10.000               --               --
Accumulation unit value at end
 of period                          $11.459          $10.640           $9.197               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                6                7               --               --
DREYFUS LIFETIME GROWTH AND
 INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.322          $10.303          $13.330          $12.638          $11.362
Accumulation unit value at end
 of period                          $13.611          $12.322          $10.303          $13.330          $12.638
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                2                2                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.414           $9.592          $12.472          $11.884          $10.737
Accumulation unit value at end
 of period                          $12.545          $11.414           $9.592          $12.472          $11.884
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               12               13                7                6

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
DREYFUS INTERMEDIATE TERM
 INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
DREYFUS LIFETIME GROWTH AND
 INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.879          $10.149           $8.801               --
Accumulation unit value at end
 of period                          $11.362          $10.879          $10.149               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.333           $9.688           $8.429               --
Accumulation unit value at end
 of period                          $10.737          $10.333           $9.688               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.370          $10.410          $13.558          $12.937          $11.706
Accumulation unit value at end
 of period                          $13.575          $12.370          $10.410          $13.558          $12.937
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.132          $10.230          $13.349          $12.764          $11.573
Accumulation unit value at end
 of period                          $13.287          $12.132          $10.230          $13.349          $12.764
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               10                9               11               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.799           $9.990          $13.088          $12.564          $11.437
Accumulation unit value at end
 of period                          $12.871          $11.799           $9.990          $13.088          $12.564
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               12               13               11               10
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $14.937          $12.184          $19.041          $19.702          $16.933
Accumulation unit value at end
 of period                          $18.200          $14.937          $12.184          $19.041          $19.702
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.360          $11.772          $18.490          $19.228          $16.609
Accumulation unit value at end
 of period                          $17.410          $14.360          $11.772          $18.490          $19.228
Number of accumulation units
 outstanding at end of period
 (in thousands)                          97               91               81               73               62
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.191               --               --               --               --
Accumulation unit value at end
 of period                          $17.180               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.059          $11.566          $16.404          $16.067          $13.735
Accumulation unit value at end
 of period                          $16.986          $14.059          $11.566          $16.404          $16.067
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                3                6               75               68

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.283          $10.594           $8.899          $10.000
Accumulation unit value at end
 of period                          $11.706          $11.283          $10.594           $8.899
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                4                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.176          $10.515          $10.154               --
Accumulation unit value at end
 of period                          $11.573          $11.176          $10.515               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.090          $10.476           $8.852          $10.000
Accumulation unit value at end
 of period                          $11.437          $11.090          $10.476           $8.852
Number of accumulation units
 outstanding at end of period
 (in thousands)                           7                4                1               --
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $15.268          $12.185           $9.449               --
Accumulation unit value at end
 of period                          $16.933          $15.268          $12.185               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $15.051          $12.071           $9.392               --
Accumulation unit value at end
 of period                          $16.609          $15.051          $12.071               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.595          $12.070           $9.394          $10.000
Accumulation unit value at end
 of period                          $13.735          $12.595          $12.070           $9.394
Number of accumulation units
 outstanding at end of period
 (in thousands)                          58                3                1               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.536          $11.180          $17.693          $18.538          $16.133
Accumulation unit value at end
 of period                          $16.289          $13.536          $11.180          $17.693          $18.538
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1                1                2                1
FRANKLIN SMALL-MID CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $8.741           $6.105          $10.620           $9.510           $8.845
Accumulation unit value at end
 of period                          $11.226           $8.741           $6.105          $10.620           $9.510
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                1                5                1                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $7.135           $5.008           $8.756           $7.880           $7.366
Accumulation unit value at end
 of period                           $9.118           $7.135           $5.008           $8.756           $7.880
Number of accumulation units
 outstanding at end of period
 (in thousands)                         434               42               82               27               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.188           $8.568          $15.002          $13.522          $12.658
Accumulation unit value at end
 of period                          $15.552          $12.188           $8.568          $15.002          $13.522
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8               22               14               11               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.779           $8.297          $14.557          $13.147          $12.331
Accumulation unit value at end
 of period                          $15.000          $11.779           $8.297          $14.557          $13.147
Number of accumulation units
 outstanding at end of period
 (in thousands)                          60               62               46               69               62
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.625           $8.222          $14.482          $13.132          $12.367
Accumulation unit value at end
 of period                          $14.745          $11.625           $8.222          $14.482          $13.132
Number of accumulation units
 outstanding at end of period
 (in thousands)                          12               12               16               18               13
INVESCO FINANCIAL SERVICES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $5.592           $4.391          $11.655          $10.464          $10.000
Accumulation unit value at end
 of period                           $6.183           $5.592           $4.391          $11.655          $10.464
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               12                3                1                1

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.729          $11.903           $9.301          $10.000
Accumulation unit value at end
 of period                          $16.133          $14.729          $11.903           $9.301
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $8.001           $7.078           $6.526               --
Accumulation unit value at end
 of period                           $8.845           $8.001           $7.078               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                2                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $6.697           $5.954           $4.582               --
Accumulation unit value at end
 of period                           $7.366           $6.697           $5.954               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.525          $10.262           $7.503          $10.000
Accumulation unit value at end
 of period                          $12.658          $11.525          $10.262           $7.503
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11                6                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.250          $10.038           $8.680               --
Accumulation unit value at end
 of period                          $12.331          $11.250          $10.038               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          72               21                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.328          $10.148           $7.463          $10.000
Accumulation unit value at end
 of period                          $12.367          $11.328          $10.148           $7.463
Number of accumulation units
 outstanding at end of period
 (in thousands)                           9                3                1               --
INVESCO FINANCIAL SERVICES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $5.547           $4.378          $11.070          $14.434          $12.474
Accumulation unit value at end
 of period                           $6.103           $5.547           $4.378          $11.070          $14.434
Number of accumulation units
 outstanding at end of period
 (in thousands)                          23               22               17               12               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $5.439           $4.299          $10.887          $14.217          $12.305
Accumulation unit value at end
 of period                           $5.975           $5.439           $4.299          $10.887          $14.217
Number of accumulation units
 outstanding at end of period
 (in thousands)                           4                5                5                6                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $5.379           $4.260          $10.811          $14.146          $12.268
Accumulation unit value at end
 of period                           $5.898           $5.379           $4.260          $10.811          $14.146
Number of accumulation units
 outstanding at end of period
 (in thousands)                          33               31               19               17               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $5.187           $4.125          $10.510          $13.807          $12.022
Accumulation unit value at end
 of period                           $5.665           $5.187           $4.125          $10.510          $13.807
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2                2                1                1                1
INVESCO LEISURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.338           $9.374          $16.368          $16.516          $13.297
Accumulation unit value at end
 of period                          $15.007          $12.338           $9.374          $16.368          $16.516
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                1                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.310           $7.872          $13.815          $14.010          $11.336
Accumulation unit value at end
 of period                          $12.477          $10.310           $7.872          $13.815          $14.010
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               13               18               14               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.094           $8.484          $14.911          $15.145          $12.272
Accumulation unit value at end
 of period                          $13.407          $11.094           $8.484          $14.911          $15.145
Number of accumulation units
 outstanding at end of period
 (in thousands)                           7                8               10               12               16

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.909          $11.027           $8.962               --
Accumulation unit value at end
 of period                          $12.474          $11.909          $11.027               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.765          $10.910           $8.480          $10.000
Accumulation unit value at end
 of period                          $12.305          $11.765          $10.910           $8.480
Number of accumulation units
 outstanding at end of period
 (in thousands)                          24               20                6                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.753          $10.921           $8.505           $9.884
Accumulation unit value at end
 of period                          $12.268          $11.753          $10.921           $8.505
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11                4                9                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.564          $10.788           $8.435          $10.000
Accumulation unit value at end
 of period                          $12.022          $11.564          $10.788           $8.435
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1               --               --
INVESCO LEISURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.463          $11.851           $9.554               --
Accumulation unit value at end
 of period                          $13.297          $13.463          $11.851               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.535          $10.205           $8.255               --
Accumulation unit value at end
 of period                          $11.336          $11.535          $10.205               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.506          $11.081           $8.559          $10.000
Accumulation unit value at end
 of period                          $12.272          $12.506          $11.081           $8.559
Number of accumulation units
 outstanding at end of period
 (in thousands)                          43               34                7                4

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $10.977           $8.411          $14.813          $15.075          $12.240
Accumulation unit value at end
 of period                          $13.239          $10.977           $8.411          $14.813          $15.075
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                9                7               11               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.582           $8.141          $14.395          $14.708          $11.990
Accumulation unit value at end
 of period                          $12.711          $10.582           $8.141          $14.395          $14.708
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1                1                3                1
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $9.598           $7.138          $10.000               --               --
Accumulation unit value at end
 of period                          $12.119           $9.598           $7.138               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                3                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $9.419           $7.041          $10.000               --               --
Accumulation unit value at end
 of period                          $11.834           $9.419           $7.041               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          25               20               21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $9.366           $7.012          $10.000               --               --
Accumulation unit value at end
 of period                          $11.750           $9.366           $7.012               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6                7                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $9.296           $6.973          $10.000               --               --
Accumulation unit value at end
 of period                          $11.639           $9.296           $6.973               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          26               23               16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $9.157           $6.896          $10.000               --               --
Accumulation unit value at end
 of period                          $11.419           $9.157           $6.896               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1               --                1               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.498          $11.096           $8.588           $9.984
Accumulation unit value at end
 of period                          $12.240          $12.498          $11.096           $8.588
Number of accumulation units
 outstanding at end of period
 (in thousands)                          10                2               20                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.292          $10.956           $8.514          $10.000
Accumulation unit value at end
 of period                          $11.990          $12.292          $10.956           $8.514
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1               --               --
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $4.278           $2.705           $4.879           $4.544           $4.131
Accumulation unit value at end
 of period                           $5.171           $4.278           $2.705           $4.879           $4.544
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $7.205           $4.579           $8.300           $7.769           $7.098
Accumulation unit value at end
 of period                           $8.665           $7.205           $4.579           $8.300           $7.769
Number of accumulation units
 outstanding at end of period
 (in thousands)                          34               19               10                7                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $8.324           $5.298           $9.619           $9.017           $8.251
Accumulation unit value at end
 of period                           $9.997           $8.324           $5.298           $9.619           $9.017
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                4                3                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $6.987           $4.456           $8.106           $7.614           $6.981
Accumulation unit value at end
 of period                           $8.374           $6.987           $4.456           $8.106           $7.614
Number of accumulation units
 outstanding at end of period
 (in thousands)                          21               23               17               18               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $7.940           $5.084           $9.286           $8.757           $8.061
Accumulation unit value at end
 of period                           $9.479           $7.940           $5.084           $9.286           $8.757
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1                2                1                1
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $14.628          $11.844          $15.746          $15.249          $13.551
Accumulation unit value at end
 of period                          $16.441          $14.628          $11.844          $15.746          $15.249
Number of accumulation units
 outstanding at end of period
 (in thousands)                           9              259               21               31               32
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.063          $11.443          $15.290          $14.882          $13.291
Accumulation unit value at end
 of period                          $15.727          $14.063          $11.443          $15.290          $14.882
Number of accumulation units
 outstanding at end of period
 (in thousands)                         289              205              216              171              159

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
INVESCO TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $4.057           $3.925           $2.957               --
Accumulation unit value at end
 of period                           $4.131           $4.057           $3.925               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $7.007           $6.812           $5.149               --
Accumulation unit value at end
 of period                           $7.098           $7.007           $6.812               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $8.157           $7.942           $5.584          $10.000
Accumulation unit value at end
 of period                           $8.251           $8.157           $7.942           $5.584
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6                4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $6.915           $6.747           $6.690               --
Accumulation unit value at end
 of period                           $6.981           $6.915           $6.747               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          12                6                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $8.017           $7.853           $5.554               --
Accumulation unit value at end
 of period                           $8.061           $8.017           $7.853               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.569          $11.245           $9.433               --
Accumulation unit value at end
 of period                          $13.551          $12.569          $11.245               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          32               33               28               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.389          $11.140           $9.418               --
Accumulation unit value at end
 of period                          $13.291          $12.389          $11.140               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010              2009              2008              2007              2006
-------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $13.898           $11.326           $15.156           $14.773           $13.214
Accumulation unit value at end
 of period                            $15.519           $13.898           $11.326           $15.156           $14.773
Number of accumulation units
 outstanding at end of period
 (in thousands)                            61               106               101               103               129
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $13.806           $11.274           $15.116           $14.764           $13.232
Accumulation unit value at end
 of period                            $15.386           $13.806           $11.274           $15.116           $14.764
Number of accumulation units
 outstanding at end of period
 (in thousands)                           239               240               226               236               193
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $13.256           $10.868           $14.631           $14.347           $12.910
Accumulation unit value at end
 of period                            $14.714           $13.256           $10.868           $14.631           $14.347
Number of accumulation units
 outstanding at end of period
 (in thousands)                           106               104                79                65                48
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $16.759           $11.676           $20.857           $15.385           $13.963
Accumulation unit value at end
 of period                            $17.700           $16.759           $11.676           $20.857           $15.385
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                21                33                 2                 5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $14.762           $10.336           $18.557           $13.757           $12.548
Accumulation unit value at end
 of period                            $15.513           $14.762           $10.336           $18.557           $13.757
Number of accumulation units
 outstanding at end of period
 (in thousands)                           192               180               153               113               109
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $15.923           $11.165           $20.076           $14.905           $13.616
Accumulation unit value at end
 of period                            $16.708           $15.923           $11.165           $20.076           $14.905
Number of accumulation units
 outstanding at end of period
 (in thousands)                             9                15                13                 8                 1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $14.317            $5.690            $8.394            $7.939            $7.233
Accumulation unit value at end
 of period                            $14.993           $14.317            $5.690            $8.394            $7.939
Number of accumulation units
 outstanding at end of period
 (in thousands)                            55                58                74               109               102

                                                      YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2005              2004              2003              2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $12.336           $11.109            $9.153           $10.000
Accumulation unit value at end
 of period                            $13.214           $12.336           $11.109            $9.153
Number of accumulation units
 outstanding at end of period
 (in thousands)                           173               122                52                36
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $12.377           $11.168            $9.220           $10.000
Accumulation unit value at end
 of period                            $13.232           $12.377           $11.168            $9.220
Number of accumulation units
 outstanding at end of period
 (in thousands)                           220                50                39                19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $12.125           $10.984            $9.105           $10.000
Accumulation unit value at end
 of period                            $12.910           $12.125           $10.984            $9.105
Number of accumulation units
 outstanding at end of period
 (in thousands)                            28                 9                 3                --
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $12.185           $10.357            $8.865                --
Accumulation unit value at end
 of period                            $13.963           $12.185           $10.357                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                11                11                --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $11.005            $9.401            $8.073                --
Accumulation unit value at end
 of period                            $12.548           $11.005            $9.401                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $11.959           $10.232            $8.660           $10.000
Accumulation unit value at end
 of period                            $13.616           $11.959           $10.232            $8.660
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                88                75               457
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $6.802            $6.613            $9.350           $10.000
Accumulation unit value at end
 of period                             $7.233            $6.802            $6.613            $9.350
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                24                36                18

                                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010              2009              2008              2007              2006
-------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $15.188           $10.714           $19.381           $14.476           $13.303
Accumulation unit value at end
 of period                            $15.842           $15.188           $10.714           $19.381           $14.476
Number of accumulation units
 outstanding at end of period
 (in thousands)                            30                34                11                 4                 3
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $12.712           $15.585           $30.568           $24.233           $16.755
Accumulation unit value at end
 of period                            $15.124           $12.712           $15.585           $30.568           $24.233
Number of accumulation units
 outstanding at end of period
 (in thousands)                           158                97                28                22                20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $12.681           $15.058           $29.684           $23.649           $16.434
Accumulation unit value at end
 of period                            $15.012           $12.681           $15.058           $29.684           $23.649
Number of accumulation units
 outstanding at end of period
 (in thousands)                           191               132                55                32                22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $12.672           $14.904           $29.423           $23.477           $16.338
Accumulation unit value at end
 of period                            $14.978           $12.672           $14.904           $29.423           $23.477
Number of accumulation units
 outstanding at end of period
 (in thousands)                            15                17                 4                 1                --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $12.659           $14.797           $29.272           $23.403           $16.319
Accumulation unit value at end
 of period                            $14.934           $12.659           $14.797           $29.272           $23.403
Number of accumulation units
 outstanding at end of period
 (in thousands)                           103               104                37                37                33
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $12.634           $14.302           $28.405           $22.801           $15.963
Accumulation unit value at end
 of period                            $14.845           $12.634           $14.302           $28.405           $22.801
Number of accumulation units
 outstanding at end of period
 (in thousands)                            56                46                22                14                 7
JANUS WORLDWIDE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $12.152           $10.000                --                --                --
Accumulation unit value at end
 of period                            $14.198           $12.152                --                --                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                 1                --                --                --

                                                      YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2005              2004              2003              2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $11.754           $10.117            $9.350           $10.000
Accumulation unit value at end
 of period                            $13.303           $11.754           $10.117            $9.350
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                18
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $12.719           $10.613            $7.718                --
Accumulation unit value at end
 of period                            $16.755           $12.719           $10.613                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $12.538           $10.514            $7.672                --
Accumulation unit value at end
 of period                            $16.434           $12.538           $10.514                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                  $12.484           $10.484            $7.829           $10.000
Accumulation unit value at end
 of period                            $16.338           $12.484           $10.484            $7.829
Number of accumulation units
 outstanding at end of period
 (in thousands)                            13                 7                 7                 3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $12.494           $10.514            $9.350           $10.000
Accumulation unit value at end
 of period                            $16.319           $12.494           $10.514            $9.350
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $12.270           $10.367            $7.788                --
Accumulation unit value at end
 of period                            $15.963           $12.270           $10.367                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                             3                 1                --                --
JANUS WORLDWIDE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                       --                --                --                --
Accumulation unit value at end
 of period                                 --                --                --                --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            --                --                --                --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.122          $10.000               --               --               --
Accumulation unit value at end
 of period                          $14.093          $12.122               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           7                8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.113          $10.000               --               --               --
Accumulation unit value at end
 of period                          $14.062          $12.113               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.101          $10.000               --               --               --
Accumulation unit value at end
 of period                          $14.020          $12.101               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.078          $10.000               --               --               --
Accumulation unit value at end
 of period                          $13.936          $12.078               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1               --               --               --
JOHN HANCOCK SMALL CAP EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.460           $7.068          $12.696          $12.517          $11.715
Accumulation unit value at end
 of period                          $13.919          $10.460           $7.068          $12.696          $12.517
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                1               --                1                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.056           $6.829          $12.329          $12.215          $11.490
Accumulation unit value at end
 of period                          $13.314          $10.056           $6.829          $12.329          $12.215
Number of accumulation units
 outstanding at end of period
 (in thousands)                          27               16               40               11               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $9.937           $6.759          $13.120          $12.461          $11.821
Accumulation unit value at end
 of period                          $13.138           $9.937           $6.759          $13.120          $12.461
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2                2                2               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
JOHN HANCOCK SMALL CAP EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.824           $9.591           $7.517               --
Accumulation unit value at end
 of period                          $11.715          $10.824           $9.591               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6               10                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.669           $9.501           $6.758               --
Accumulation unit value at end
 of period                          $11.490          $10.669           $9.501               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.696           $9.474           $6.404          $10.000
Accumulation unit value at end
 of period                          $11.821          $11.696           $9.474           $6.404
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --                5                3

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $9.404          $6.409         $11.611         $11.545         $10.898
Accumulation unit value at end of
 period                                   $12.409          $9.404          $6.409         $11.611         $11.545
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    36              54              37              59              67
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $9.478          $6.486         $11.797         $11.777         $11.161
Accumulation unit value at end of
 period                                   $12.457          $9.478          $6.486         $11.797         $11.777
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     6               6              12              11              11
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $8.149          $5.800          $9.200          $8.251          $7.677
Accumulation unit value at end of
 period                                    $9.305          $8.149          $5.800          $9.200          $8.251
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --               3               2               1              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $7.513          $5.375          $8.568          $7.722          $7.221
Accumulation unit value at end of
 period                                    $8.536          $7.513          $5.375          $8.568          $7.722
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   169              26              30              23              23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $10.614          $7.604         $12.140         $10.958         $10.262
Accumulation unit value at end of
 period                                   $12.040         $10.614          $7.604         $12.140         $10.958
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     2              31              22              17              15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $9.465          $6.795         $10.870          $9.831          $9.226
Accumulation unit value at end of
 period                                   $10.716          $9.465          $6.795         $10.870          $9.831
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    19              30              18              21              19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $10.123          $7.296         $11.719         $10.642         $10.026
Accumulation unit value at end of
 period                                   $11.416         $10.123          $7.296         $11.719         $10.642
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    13              11               7               3               3

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004           2003           2002
--------------------------------------  -------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $10.155         $9.075         $8.396              --
Accumulation unit value at end of
 period                                   $10.898        $10.155         $9.075              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    57             18             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $10.442         $9.368         $6.370         $10.000
Accumulation unit value at end of
 period                                   $11.161        $10.442         $9.368          $6.370
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     8              2             --              --
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $7.390         $6.741         $5.806              --
Accumulation unit value at end of
 period                                    $7.677         $7.390         $6.741              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $6.986         $6.404         $5.534              --
Accumulation unit value at end of
 period                                    $7.221         $6.986         $6.404              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $9.943         $9.129         $7.492         $10.000
Accumulation unit value at end of
 period                                   $10.262         $9.943         $9.129          $7.492
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    18             14              9               6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $8.957         $8.239             --              --
Accumulation unit value at end of
 period                                    $9.226         $8.957             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    87             75             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $9.773         $9.026         $7.452         $10.000
Accumulation unit value at end of
 period                                   $10.026         $9.773         $9.026          $7.452
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     2              2              1              --

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $8.301          $6.251         $10.067         $10.000              --
Accumulation unit value at end of
 period                                    $9.718          $8.301          $6.251         $10.067              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $8.195          $6.202         $10.039         $10.000              --
Accumulation unit value at end of
 period                                    $9.546          $8.195          $6.202         $10.039              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    76              79              77              86              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $8.164          $6.187         $10.030         $10.000              --
Accumulation unit value at end of
 period                                    $9.496          $8.164          $6.187         $10.030              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     2               2               2               2              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $8.122          $6.168         $10.019         $10.000              --
Accumulation unit value at end of
 period                                    $9.428          $8.122          $6.168         $10.019              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     5               7               8               8              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $8.039          $6.129          $9.996         $10.000              --
Accumulation unit value at end of
 period                                    $9.294          $8.039          $6.129          $9.996              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     1               1              --              --              --
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $15.651         $10.655         $14.906         $14.654         $13.280
Accumulation unit value at end of
 period                                   $18.067         $15.651         $10.655         $14.906         $14.654
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --               6               5               6               5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $14.733         $10.081         $14.172         $14.003         $12.753
Accumulation unit value at end of
 period                                   $16.923         $14.733         $10.081         $14.172         $14.003
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    22              14              16               7               5

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004           2003           2002
--------------------------------------  -------------------------------------------------------
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                     --             --             --              --
Accumulation unit value at end of
 period                                        --             --             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                     --             --             --              --
Accumulation unit value at end of
 period                                        --             --             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                     --             --             --              --
Accumulation unit value at end of
 period                                        --             --             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                     --             --             --              --
Accumulation unit value at end of
 period                                        --             --             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                     --             --             --              --
Accumulation unit value at end of
 period                                        --             --             --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --
MFS(R) HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $12.976        $11.859        $10.803              --
Accumulation unit value at end of
 period                                   $13.280        $12.976        $11.859              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     4              4             --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $12.524        $11.503        $10.310              --
Accumulation unit value at end of
 period                                   $12.753        $12.524        $11.503              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --              --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $15.662          $10.732          $15.110          $14.953          $13.638
Accumulation unit value at end
 of period                          $17.962          $15.662          $10.732          $15.110          $14.953
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2                2                1                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.687          $10.084          $14.227          $14.107          $12.893
Accumulation unit value at end
 of period                          $16.811          $14.687          $10.084          $14.227          $14.107
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               16               17               19               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.939          $10.298          $14.587          $14.522          $13.325
Accumulation unit value at end
 of period                          $17.030          $14.939          $10.298          $14.587          $14.522
Number of accumulation units
 outstanding at end of period
 (in thousands)                           7                6                6                6                5
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $7.596           $5.363          $10.972          $10.021           $9.808
Accumulation unit value at end
 of period                           $9.776           $7.596           $5.363          $10.972          $10.021
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $7.303           $5.182          $10.654           $9.780           $9.619
Accumulation unit value at end
 of period                           $9.351           $7.303           $5.182          $10.654           $9.780
Number of accumulation units
 outstanding at end of period
 (in thousands)                          15               13               17               11                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $7.217           $5.129          $10.561           $9.709           $9.564
Accumulation unit value at end
 of period                           $9.227           $7.217           $5.129          $10.561           $9.709
Number of accumulation units
 outstanding at end of period
 (in thousands)                          20               19               24               26               27
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $6.837           $4.868          $10.045           $9.252           $9.132
Accumulation unit value at end
 of period                           $8.724           $6.837           $4.868          $10.045           $9.252
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11               34               10               12               15

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.413          $12.338          $10.111          $10.000
Accumulation unit value at end
 of period                          $13.638          $13.413          $12.338          $10.111
Number of accumulation units
 outstanding at end of period
 (in thousands)                           4                3                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.705          $11.710           $9.615           $9.641
Accumulation unit value at end
 of period                          $12.893          $12.705          $11.710           $9.615
Number of accumulation units
 outstanding at end of period
 (in thousands)                          24                5                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.184          $12.200          $10.058          $10.000
Accumulation unit value at end
 of period                          $13.325          $13.184          $12.200          $10.058
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6                7               --               --
MFS(R) MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $9.551           $8.344           $6.474               --
Accumulation unit value at end
 of period                           $9.808           $9.551           $8.344               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $9.415           $8.266           $6.435               --
Accumulation unit value at end
 of period                           $9.619           $9.415           $8.266               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $9.374           $8.243           $6.013          $10.000
Accumulation unit value at end
 of period                           $9.564           $9.374           $8.243           $6.013
Number of accumulation units
 outstanding at end of period
 (in thousands)                          43               33                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $8.970           $7.903           $5.776          $10.000
Accumulation unit value at end
 of period                           $9.132           $8.970           $7.903           $5.776
Number of accumulation units
 outstanding at end of period
 (in thousands)                          12                6               21                8

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $6.883           $4.921          $10.195           $9.429           $9.344
Accumulation unit value at end
 of period                           $8.749           $6.883           $4.921          $10.195           $9.429
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               12               16               12               10
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $17.350          $13.058          $20.906          $16.387          $12.457
Accumulation unit value at end
 of period                          $19.705          $17.350          $13.058          $20.906          $16.387
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                5                6                6                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $16.678          $12.615          $20.298          $15.989          $12.216
Accumulation unit value at end
 of period                          $18.847          $16.678          $12.615          $20.298          $15.989
Number of accumulation units
 outstanding at end of period
 (in thousands)                          75               75               73               50               36
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $23.279          $17.634          $28.417          $22.419          $17.153
Accumulation unit value at end
 of period                          $26.267          $23.279          $17.634          $28.417          $22.419
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $16.174          $12.277          $19.823          $15.671          $12.014
Accumulation unit value at end
 of period                          $18.214          $16.174          $12.277          $19.823          $15.671
Number of accumulation units
 outstanding at end of period
 (in thousands)                          71               76               64               63               55
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $22.204          $16.922          $27.433          $21.773          $16.759
Accumulation unit value at end
 of period                          $24.905          $22.204          $16.922          $27.433          $21.773
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                5               11                9                6
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.959          $11.587          $17.255          $16.034          $13.287
Accumulation unit value at end
 of period                          $15.552          $13.959          $11.587          $17.255          $16.034
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                3                3                3                2

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $9.214           $8.150           $5.981          $10.000
Accumulation unit value at end
 of period                           $9.344           $9.214           $8.150           $5.981
Number of accumulation units
 outstanding at end of period
 (in thousands)                           9                9                1               --
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.663           $8.208           $6.603               --
Accumulation unit value at end
 of period                          $12.457          $10.663           $8.208               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.509           $8.130           $6.562               --
Accumulation unit value at end
 of period                          $12.216          $10.509           $8.130               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.779          $11.451           $8.475          $10.000
Accumulation unit value at end
 of period                          $17.153          $14.779          $11.451           $8.475
Number of accumulation units
 outstanding at end of period
 (in thousands)                          22                9                6                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $10.371           $8.052           $7.429               --
Accumulation unit value at end
 of period                          $12.014          $10.371           $8.052               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          47                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.526          $11.322           $9.350          $10.000
Accumulation unit value at end
 of period                          $16.759          $14.526          $11.322           $9.350
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               18
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.509          $10.870           $8.717               --
Accumulation unit value at end
 of period                          $13.287          $12.509          $10.870               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                3               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.420          $11.195          $16.755          $15.648          $13.032
Accumulation unit value at end
 of period                          $14.876          $13.420          $11.195          $16.755          $15.648
Number of accumulation units
 outstanding at end of period
 (in thousands)                          73               67               69               57               50
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.262          $11.080          $16.608          $15.534          $12.957
Accumulation unit value at end
 of period                          $14.680          $13.262          $11.080          $16.608          $15.534
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               17               18               19               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $13.267          $11.106          $16.681          $15.633          $13.065
Accumulation unit value at end
 of period                          $14.656          $13.267          $11.106          $16.681          $15.633
Number of accumulation units
 outstanding at end of period
 (in thousands)                          18               25               21               24               27
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.650          $10.632          $16.033          $15.086          $12.659
Accumulation unit value at end
 of period                          $13.918          $12.650          $10.632          $16.033          $15.086
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6                6                9                7                7
MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.636          $10.666          $17.232          $16.735          $14.185
Accumulation unit value at end
 of period                          $15.191          $13.636          $10.666          $17.232          $16.735
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                5                4                3                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.109          $10.305          $16.733          $16.332          $13.912
Accumulation unit value at end
 of period                          $14.532          $13.109          $10.305          $16.733          $16.332
Number of accumulation units
 outstanding at end of period
 (in thousands)                          59               61               63               52               36
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.955          $10.200          $16.586          $16.213          $13.832
Accumulation unit value at end
 of period                          $14.340          $12.955          $10.200          $16.586          $16.213
Number of accumulation units
 outstanding at end of period
 (in thousands)                          42               49               41               43               39

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.330          $10.768           $8.733               --
Accumulation unit value at end
 of period                          $13.032          $12.330          $10.768               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.277          $10.738           $8.667          $10.000
Accumulation unit value at end
 of period                          $12.957          $12.277          $10.738           $8.667
Number of accumulation units
 outstanding at end of period
 (in thousands)                          89               71               30               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.405          $10.872           $8.793          $10.000
Accumulation unit value at end
 of period                          $13.065          $12.405          $10.872           $8.793
Number of accumulation units
 outstanding at end of period
 (in thousands)                          22               10               25               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.067          $10.618           $8.622          $10.000
Accumulation unit value at end
 of period                          $12.659          $12.067          $10.618           $8.622
Number of accumulation units
 outstanding at end of period
 (in thousands)                           4                2               --               --
MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.897          $11.364          $11.434               --
Accumulation unit value at end
 of period                          $14.185          $12.897          $11.364               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.713          $11.257           $9.282               --
Accumulation unit value at end
 of period                          $13.912          $12.713          $11.257               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.658          $11.226           $8.955          $10.000
Accumulation unit value at end
 of period                          $13.832          $12.658          $11.226           $8.955
Number of accumulation units
 outstanding at end of period
 (in thousands)                          71               56               15               10

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.761          $10.067          $16.404          $16.067          $13.735
Accumulation unit value at end
 of period                          $14.097          $12.761          $10.067          $16.404          $16.067
Number of accumulation units
 outstanding at end of period
 (in thousands)                         102              104               80               75               68
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.357           $9.787          $16.012          $15.745          $13.514
Accumulation unit value at end
 of period                          $13.596          $12.357           $9.787          $16.012          $15.745
Number of accumulation units
 outstanding at end of period
 (in thousands)                          43               37               32               29               11
OPPENHEIMER CAPITAL
 APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.790           $7.515          $13.889          $12.209          $11.357
Accumulation unit value at end
 of period                          $11.776          $10.790           $7.515          $13.889          $12.209
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                3                2                1                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.373           $7.261          $13.889          $12.209          $11.357
Accumulation unit value at end
 of period                          $11.265          $10.373           $7.261          $13.889          $12.209
Number of accumulation units
 outstanding at end of period
 (in thousands)                          76               85               85                1                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.252           $7.186          $13.369          $11.828          $11.074
Accumulation unit value at end
 of period                          $11.116          $10.252           $7.186          $13.369          $11.828
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                3                3                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $10.004           $7.027          $13.098          $11.611          $10.893
Accumulation unit value at end
 of period                          $10.826          $10.004           $7.027          $13.098          $11.611
Number of accumulation units
 outstanding at end of period
 (in thousands)                          55               57               48               56               65
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $9.778           $6.896          $12.906          $11.487          $10.820
Accumulation unit value at end
 of period                          $10.540           $9.778           $6.896          $12.906          $11.487
Number of accumulation units
 outstanding at end of period
 (in thousands)                          10               10               10               10                9

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.595          $11.192           $8.945          $10.000
Accumulation unit value at end
 of period                          $13.735          $12.595          $11.192           $8.945
Number of accumulation units
 outstanding at end of period
 (in thousands)                          58                3               27               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.442          $11.100           $8.908          $10.000
Accumulation unit value at end
 of period                          $13.514          $12.442          $11.100           $8.908
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6                2                1               --
OPPENHEIMER CAPITAL
 APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.847          $10.189           $9.692               --
Accumulation unit value at end
 of period                          $11.357          $10.847          $10.189               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2               14                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.847          $10.189           $9.692               --
Accumulation unit value at end
 of period                          $11.357          $10.847          $10.189               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2               14                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.646          $10.066           $7.826          $10.000
Accumulation unit value at end
 of period                          $11.074          $10.646          $10.066           $7.826
Number of accumulation units
 outstanding at end of period
 (in thousands)                          70               70               58               40
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $10.493           $9.941           $9.518               --
Accumulation unit value at end
 of period                          $10.893          $10.493           $9.941               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          59               15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.464           $9.953           $7.785          $10.000
Accumulation unit value at end
 of period                          $10.820          $10.464           $9.953           $7.785
Number of accumulation units
 outstanding at end of period
 (in thousands)                          10               11               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $71.519          $51.377          $87.120          $82.214          $70.042
Accumulation unit value at end
 of period                          $82.731          $71.519          $51.377          $87.120          $82.214
Number of accumulation units
 outstanding at end of period
 (in thousands)                          15                3                3                5                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $15.148          $10.937          $18.638          $17.677          $15.135
Accumulation unit value at end
 of period                          $17.436          $15.148          $10.937          $18.638          $17.677
Number of accumulation units
 outstanding at end of period
 (in thousands)                          80               75               95               53               43
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.970          $10.824          $18.475          $17.548          $15.047
Accumulation unit value at end
 of period                          $17.205          $14.970          $10.824          $18.475          $17.548
Number of accumulation units
 outstanding at end of period
 (in thousands)                           7                7                5                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.819          $10.737          $18.362          $17.476          $15.015
Accumulation unit value at end
 of period                          $16.998          $14.819          $10.737          $18.362          $17.476
Number of accumulation units
 outstanding at end of period
 (in thousands)                          68               72               68               99              113
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.279          $10.387          $17.835          $17.042          $14.702
Accumulation unit value at end
 of period                          $16.313          $14.279          $10.387          $17.835          $17.042
Number of accumulation units
 outstanding at end of period
 (in thousands)                          28               26               25               22               18
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $17.517          $11.699          $21.700          $18.508          $15.432
Accumulation unit value at end
 of period                          $19.006          $17.517          $11.699          $21.700          $18.508
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               10               10               11               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $17.173          $11.526          $21.488          $18.419          $15.435
Accumulation unit value at end
 of period                          $18.540          $17.173          $11.526          $21.488          $18.419
Number of accumulation units
 outstanding at end of period
 (in thousands)                         496               34               48               36               26

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $61.531          $51.850          $40.510               --
Accumulation unit value at end
 of period                          $70.042          $61.531          $51.850               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                6                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.363          $11.317           $7.932               --
Accumulation unit value at end
 of period                          $15.135          $13.363          $11.317               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.305          $11.285           $7.939          $10.000
Accumulation unit value at end
 of period                          $15.047          $13.305          $11.285           $7.939
Number of accumulation units
 outstanding at end of period
 (in thousands)                          35               27               18               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $13.303          $11.306           $7.969          $10.000
Accumulation unit value at end
 of period                          $15.015          $13.303          $11.306           $7.969
Number of accumulation units
 outstanding at end of period
 (in thousands)                         100               34                7                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.078          $11.159           $7.897          $10.000
Accumulation unit value at end
 of period                          $14.702          $13.078          $11.159           $7.897
Number of accumulation units
 outstanding at end of period
 (in thousands)                          14                4                1               --
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.949          $11.807           $9.765               --
Accumulation unit value at end
 of period                          $15.432          $13.949          $11.807               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11               10               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.022          $11.928           $9.070               --
Accumulation unit value at end
 of period                          $15.435          $14.022          $11.928               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $16.971          $11.408          $21.299          $18.285          $15.346
Accumulation unit value at end
 of period                          $18.295          $16.971          $11.408          $21.299          $18.285
Number of accumulation units
 outstanding at end of period
 (in thousands)                          21               96               88              100              123
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $17.054          $11.487          $21.489          $18.485          $15.544
Accumulation unit value at end
 of period                          $18.347          $17.054          $11.487          $21.489          $18.485
Number of accumulation units
 outstanding at end of period
 (in thousands)                          50               33               25               25               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $16.188          $10.947          $20.562          $17.758          $14.993
Accumulation unit value at end
 of period                          $17.346          $16.188          $10.947          $20.562          $17.758
Number of accumulation units
 outstanding at end of period
 (in thousands)                          26               23               17                9                5
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.906               --               --               --               --
Accumulation unit value at end
 of period                          $15.980               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.822               --               --               --               --
Accumulation unit value at end
 of period                          $15.812               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                       12.85               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.796               --               --               --               --
Accumulation unit value at end
 of period                          $15.762               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $13.763               --               --               --               --
Accumulation unit value at end
 of period                          $15.696               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.961          $11.895           $9.173          $10.000
Accumulation unit value at end
 of period                          $15.346          $13.961          $11.895           $9.173
Number of accumulation units
 outstanding at end of period
 (in thousands)                          53               38               18               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.170          $12.097           $9.348          $10.000
Accumulation unit value at end
 of period                          $15.544          $14.170          $12.097           $9.348
Number of accumulation units
 outstanding at end of period
 (in thousands)                         144               80               15                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.722          $11.761           $9.125          $10.000
Accumulation unit value at end
 of period                          $14.993          $13.722          $11.761           $9.125
Number of accumulation units
 outstanding at end of period
 (in thousands)                           4                2               --               --
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.696               --               --               --               --
Accumulation unit value at end
 of period                          $15.564               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $14.547               --               --               --               --
Accumulation unit value at end
 of period                          $17.063               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.458               --               --               --               --
Accumulation unit value at end
 of period                          $16.884               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                        0.48               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.432               --               --               --               --
Accumulation unit value at end
 of period                          $16.831               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.397               --               --               --               --
Accumulation unit value at end
 of period                          $16.760               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.327               --               --               --               --
Accumulation unit value at end
 of period                          $16.619               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $14.734               --               --               --               --
Accumulation unit value at end
 of period                          $17.543               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.645               --               --               --               --
Accumulation unit value at end
 of period                          $17.359               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                        0.03               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.618               --               --               --               --
Accumulation unit value at end
 of period                          $17.304               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.582               --               --               --               --
Accumulation unit value at end
 of period                          $17.231               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.511               --               --               --               --
Accumulation unit value at end
 of period                          $17.087               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $15.095               --               --               --               --
Accumulation unit value at end
 of period                          $18.117               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $15.003               --               --               --               --
Accumulation unit value at end
 of period                          $17.927               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                        1.76               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.975               --               --               --               --
Accumulation unit value at end
 of period                          $17.871               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.939               --               --               --               --
Accumulation unit value at end
 of period                          $17.795               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.866               --               --               --               --
Accumulation unit value at end
 of period                          $17.646               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FREEDOM INCOME
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $9.940               --               --               --               --
Accumulation unit value at end
 of period                          $10.240               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.024               --               --               --               --
Accumulation unit value at end
 of period                          $12.878               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.002               --               --               --               --
Accumulation unit value at end
 of period                          $12.837               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.973               --               --               --               --
Accumulation unit value at end
 of period                          $12.783               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.915               --               --               --               --
Accumulation unit value at end
 of period                          $12.676               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FREEDOM INCOME
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.020               --               --               --               --
Accumulation unit value at end
 of period                          $10.620               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.565               --               --               --               --
Accumulation unit value at end
 of period                          $12.396               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.544               --               --               --               --
Accumulation unit value at end
 of period                          $12.357               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $11.516               --               --               --               --
Accumulation unit value at end
 of period                          $12.305               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.459               --               --               --               --
Accumulation unit value at end
 of period                          $12.202               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $8.930               --               --               --               --
Accumulation unit value at end
 of period                          $10.010               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.972               --               --               --               --
Accumulation unit value at end
 of period                          $14.707               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.948               --               --               --               --
Accumulation unit value at end
 of period                          $14.660               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.917               --               --               --               --
Accumulation unit value at end
 of period                          $14.598               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.854               --               --               --               --
Accumulation unit value at end
 of period                          $14.476               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $8.620               --               --               --               --
Accumulation unit value at end
 of period                           $9.880               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.567               --               --               --               --
Accumulation unit value at end
 of period                          $15.684               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.543               --               --               --               --
Accumulation unit value at end
 of period                          $15.634               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $13.510               --               --               --               --
Accumulation unit value at end
 of period                          $15.568               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 60% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.444               --               --               --               --
Accumulation unit value at end
 of period                          $15.438               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $8.150               --               --               --               --
Accumulation unit value at end
 of period                           $9.460               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.877               --               --               --               --
Accumulation unit value at end
 of period                          $16.265               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.852               --               --               --               --
Accumulation unit value at end
 of period                          $16.213               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $13.818               --               --               --               --
Accumulation unit value at end
 of period                          $16.145               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.750               --               --               --               --
Accumulation unit value at end
 of period                          $16.009               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $7.700               --               --               --               --
Accumulation unit value at end
 of period                           $9.170               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.673               --               --               --               --
Accumulation unit value at end
 of period                          $17.605               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.646               --               --               --               --
Accumulation unit value at end
 of period                          $17.550               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.610               --               --               --               --
Accumulation unit value at end
 of period                          $17.476               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $14.539               --               --               --               --
Accumulation unit value at end
 of period                          $17.329               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $7.990           $6.133           $8.971           $8.413           $7.599
Accumulation unit value at end
 of period                           $8.960           $7.990           $6.133           $8.971           $8.413
Number of accumulation units
 outstanding at end of period
 (in thousands)                           6               --               --               --                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.812           $8.340          $12.262          $11.556          $10.491
Accumulation unit value at end
 of period                          $12.064          $10.812           $8.340          $12.262          $11.556
Number of accumulation units
 outstanding at end of period
 (in thousands)                         316              335              377              362              353
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.530           $8.907          $13.115          $12.379          $11.255
Accumulation unit value at end
 of period                          $12.845          $11.530           $8.907          $13.115          $12.379
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                6                7               12               12

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $7.087           $6.831           $5.915               --
Accumulation unit value at end
 of period                           $7.599           $7.087           $6.831               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $9.832           $9.525           $8.293               --
Accumulation unit value at end
 of period                          $10.491           $9.832           $9.525               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.564          $10.249           $8.706          $10.000
Accumulation unit value at end
 of period                          $11.255          $10.564          $10.249           $8.706
Number of accumulation units
 outstanding at end of period
 (in thousands)                         331              317              277              240

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $7.350           $5.690           $8.394           $7.939           $7.233
Accumulation unit value at end
 of period                           $8.173           $7.350           $5.690           $8.394           $7.939
Number of accumulation units
 outstanding at end of period
 (in thousands)                          83               88               74              109              102
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.997           $8.547          $12.660          $12.022          $10.996
Accumulation unit value at end
 of period                          $12.179          $10.997           $8.547          $12.660          $12.022
Number of accumulation units
 outstanding at end of period
 (in thousands)                          17               17               29               30               26
HARTFORD CAPITAL APPRECIATION
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $22.305          $15.312          $28.144          $24.090          $20.658
Accumulation unit value at end
 of period                          $25.985          $22.305          $15.312          $28.144          $24.090
Number of accumulation units
 outstanding at end of period
 (in thousands)                          37               26               31               29               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $15.222          $10.502          $19.401          $16.689          $14.383
Accumulation unit value at end
 of period                          $17.646          $15.222          $10.502          $19.401          $16.689
Number of accumulation units
 outstanding at end of period
 (in thousands)                         544              584              666              515              483
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $16.954          $11.714          $21.672          $18.672          $16.116
Accumulation unit value at end
 of period                          $19.623          $16.954          $11.714          $21.672          $18.672
Number of accumulation units
 outstanding at end of period
 (in thousands)                          49               47               46               47               47
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $20.519          $14.206          $26.335          $22.734          $19.661
Accumulation unit value at end
 of period                          $23.702          $20.519          $14.206          $26.335          $22.734
Number of accumulation units
 outstanding at end of period
 (in thousands)                         199              208              197              282              318
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $16.171          $11.241          $20.922          $18.134          $15.745
Accumulation unit value at end
 of period                          $18.605          $16.171          $11.241          $20.922          $18.134
Number of accumulation units
 outstanding at end of period
 (in thousands)                          89               90              105               96                1

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $6.802           $6.613           $5.628           $6.422
Accumulation unit value at end
 of period                           $7.233           $6.802           $6.613           $5.628
Number of accumulation units
 outstanding at end of period
 (in thousands)                         105               24               36               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.383          $10.134           $8.660          $10.000
Accumulation unit value at end
 of period                          $10.996          $10.383          $10.134           $8.660
Number of accumulation units
 outstanding at end of period
 (in thousands)                          23                9                4               --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $17.879          $14.978          $12.101               --
Accumulation unit value at end
 of period                          $20.658          $17.879          $14.978               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          25               22                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $12.511          $10.533           $7.663               --
Accumulation unit value at end
 of period                          $14.383          $12.511          $10.533               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.038          $11.838           $8.368          $10.000
Accumulation unit value at end
 of period                          $16.116          $14.038          $11.838           $8.368
Number of accumulation units
 outstanding at end of period
 (in thousands)                         454              437              346              266
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $17.161          $14.500          $10.271          $12.376
Accumulation unit value at end
 of period                          $19.661          $17.161          $14.500          $10.271
Number of accumulation units
 outstanding at end of period
 (in thousands)                         292               69               37               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.798          $11.705           $8.325          $10.000
Accumulation unit value at end
 of period                          $15.745          $13.798          $11.705           $8.325
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1               --                5               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $3.563           $2.858           $4.230           $3.907           $3.246
Accumulation unit value at end
 of period                           $4.034           $3.563           $2.858           $4.230           $3.907
Number of accumulation units
 outstanding at end of period
 (in thousands)                         687              298              295              372              403
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.381          $10.787          $16.044          $14.895          $12.437
Accumulation unit value at end
 of period                          $15.073          $13.381          $10.787          $16.044          $14.895
Number of accumulation units
 outstanding at end of period
 (in thousands)                         827              149              199              151              143
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $13.467          $10.872          $16.196          $15.058          $12.593
Accumulation unit value at end
 of period                          $15.147          $13.467          $10.872          $16.196          $15.058
Number of accumulation units
 outstanding at end of period
 (in thousands)                          38              102               89               93               92
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $3.278           $2.652           $3.958           $3.687           $3.090
Accumulation unit value at end
 of period                           $3.680           $3.278           $2.652           $3.958           $3.687
Number of accumulation units
 outstanding at end of period
 (in thousands)                         473              538              475              666              773
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.846          $10.433          $15.635          $14.624          $12.303
Accumulation unit value at end
 of period                          $14.361          $12.846          $10.433          $15.635          $14.624
Number of accumulation units
 outstanding at end of period
 (in thousands)                          69               69               72               70               63
HARTFORD GLOBAL HEALTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $18.485          $15.064          $20.236          $19.069          $17.151
Accumulation unit value at end
 of period                          $19.799          $18.485          $15.064          $20.236          $19.069
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                2                4                3                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $17.637          $14.445          $19.502          $18.469          $16.695
Accumulation unit value at end
 of period                          $18.796          $17.637          $14.445          $19.502          $18.469
Number of accumulation units
 outstanding at end of period
 (in thousands)                          26               27               29               20               19

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $3.064           $2.725           $2.369               --
Accumulation unit value at end
 of period                           $3.246           $3.064           $2.725               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                         414              440              451               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.797          $10.546           $8.466               --
Accumulation unit value at end
 of period                          $12.437          $11.797          $10.546               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.962          $10.709           $8.501          $10.000
Accumulation unit value at end
 of period                          $12.593          $11.962          $10.709           $8.501
Number of accumulation units
 outstanding at end of period
 (in thousands)                         173              157              105               73
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $2.941           $2.638           $2.098           $2.431
Accumulation unit value at end
 of period                           $3.090           $2.941           $2.638           $2.098
Number of accumulation units
 outstanding at end of period
 (in thousands)                       1,045              476              138               77
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $11.757          $10.590           $8.457          $10.000
Accumulation unit value at end
 of period                          $12.303          $11.757          $10.590           $8.457
Number of accumulation units
 outstanding at end of period
 (in thousands)                          43               20                5               --
HARTFORD GLOBAL HEALTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $15.255          $13.524          $11.883               --
Accumulation unit value at end
 of period                          $17.151          $15.255          $13.524               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                8               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $14.924          $13.296          $10.697               --
Accumulation unit value at end
 of period                          $16.695          $14.924          $13.296               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $14.572          $11.952          $16.161          $15.328          $13.876
Accumulation unit value at end
 of period                          $15.506          $14.572          $11.952          $16.161          $15.328
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                3                2                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $17.067          $14.027          $19.004          $18.061          $16.383
Accumulation unit value at end
 of period                          $18.125          $17.067          $14.027          $19.004          $18.061
Number of accumulation units
 outstanding at end of period
 (in thousands)                          14               14               12               15               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.899          $11.469          $15.601          $14.886          $13.557
Accumulation unit value at end
 of period                          $14.702          $13.899          $11.469          $15.601          $14.886
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                8                9                7                4
HARTFORD GLOBAL RESEARCH HLS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $9.245           $6.505           $8.597               --               --
Accumulation unit value at end
 of period                          $10.725           $9.245           $6.505               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --                5                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $9.180           $6.491           $8.591               --               --
Accumulation unit value at end
 of period                          $10.596           $9.180           $6.491               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               15               17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                 $9.160           $6.487           $8.589               --               --
Accumulation unit value at end
 of period                          $10.558           $9.160           $6.487               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $9.134           $6.482           $8.587               --               --
Accumulation unit value at end
 of period                          $10.507           $9.134           $6.482               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                8                6               --               --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $12.423          $11.084           $8.432          $10.000
Accumulation unit value at end
 of period                          $13.876          $12.423          $11.084           $8.432
Number of accumulation units
 outstanding at end of period
 (in thousands)                          20               13                7                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $14.696          $13.139          $10.015          $11.694
Accumulation unit value at end
 of period                          $16.383          $14.696          $13.139          $10.015
Number of accumulation units
 outstanding at end of period
 (in thousands)                           8                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $12.210          $10.960           $8.388          $10.000
Accumulation unit value at end
 of period                          $13.557          $12.210          $10.960           $8.388
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                1               --               --
HARTFORD GLOBAL RESEARCH HLS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $9.082           $6.471           $8.582               --               --
Accumulation unit value at end
 of period                          $10.406           $9.082           $6.471               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                4                4               --               --
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $1.847           $1.464           $2.328           $2.212           $1.916
Accumulation unit value at end
 of period                           $2.119           $1.847           $1.464           $2.328           $2.212
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1               63               44               41               80
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $8.885           $7.078          $11.312          $10.806           $9.407
Accumulation unit value at end
 of period                          $10.143           $8.885           $7.078          $11.312          $10.806
Number of accumulation units
 outstanding at end of period
 (in thousands)                         383              353              381              354              346
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.780           $8.601          $13.766          $13.170          $11.482
Accumulation unit value at end
 of period                          $12.288          $10.780           $8.601          $13.766          $13.170
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11               31               31               33               34
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $1.699           $1.358           $2.178           $2.088           $1.824
Accumulation unit value at end
 of period                           $1.932           $1.699           $1.358           $2.178           $2.088
Number of accumulation units
 outstanding at end of period
 (in thousands)                         665              651              503              672              654
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.282           $8.253          $13.289          $12.791          $11.218
Accumulation unit value at end
 of period                          $11.650          $10.282           $8.253          $13.289          $12.791
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               12               18               24               23
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $17.054          $13.023          $20.135          $17.463          $15.628
Accumulation unit value at end
 of period                          $21.053          $17.054          $13.023          $20.135          $17.463
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               19               27               30               39

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $1.834           $1.661           $1.460               --
Accumulation unit value at end
 of period                           $1.916           $1.834           $1.661               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                         161              388              416               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $9.046           $8.236           $6.750               --
Accumulation unit value at end
 of period                           $9.407           $9.046           $8.236               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.059          $10.083           $7.920          $10.000
Accumulation unit value at end
 of period                          $11.482          $11.059          $10.083           $7.920
Number of accumulation units
 outstanding at end of period
 (in thousands)                         296              274              223              182
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $1.760           $1.608           $1.266           $1.596
Accumulation unit value at end
 of period                           $1.824           $1.760           $1.608           $1.266
Number of accumulation units
 outstanding at end of period
 (in thousands)                         862              323               84               26
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $10.869           $9.970           $7.879          $10.000
Accumulation unit value at end
 of period                          $11.218          $10.869           $9.970           $7.879
Number of accumulation units
 outstanding at end of period
 (in thousands)                          17                3                1               --
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $13.382          $11.493           $9.823               --
Accumulation unit value at end
 of period                          $15.628          $13.382          $11.493               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          57               51               64               --

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $16.272          $12.488          $19.405          $16.914          $15.212
Accumulation unit value at end
 of period                          $19.987          $16.272          $12.488          $19.405          $16.914
Number of accumulation units
 outstanding at end of period
 (in thousands)                         585               92               84               73               60
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $16.882               --               --               --               --
Accumulation unit value at end
 of period                          $20.705               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          28               --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $15.746          $12.126          $18.909          $16.540          $14.928
Accumulation unit value at end
 of period                          $19.273          $15.746          $12.126          $18.909          $16.540
Number of accumulation units
 outstanding at end of period
 (in thousands)                          10               12               25               28               30
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $16.102          $12.450          $19.493          $17.119          $15.513
Accumulation unit value at end
 of period                          $19.631          $16.102          $12.450          $19.493          $17.119
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11               10               10                9                7
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $12.548          $12.540          $12.278          $11.699          $11.174
Accumulation unit value at end
 of period                          $12.548          $12.548          $12.540          $12.278          $11.699
Number of accumulation units
 outstanding at end of period
 (in thousands)                          50               38               30               39               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $11.883          $11.935          $11.744          $11.246          $10.795
Accumulation unit value at end
 of period                          $11.823          $11.883          $11.935          $11.744          $11.246
Number of accumulation units
 outstanding at end of period
 (in thousands)                         139               26               29               16               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $11.298          $11.364          $11.199          $10.741          $10.326
Accumulation unit value at end
 of period                          $11.225          $11.298          $11.364          $11.199          $10.741
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2              104              101               96                2

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $13.091          $11.300           $8.790               --
Accumulation unit value at end
 of period                          $15.212          $13.091          $11.300               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                $12.892          $11.166           $8.180           $9.344
Accumulation unit value at end
 of period                          $14.928          $12.892          $11.166           $8.180
Number of accumulation units
 outstanding at end of period
 (in thousands)                         150              109               64               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                $13.450          $11.697           $8.603          $10.000
Accumulation unit value at end
 of period                          $15.513          $13.450          $11.697           $8.603
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                4                2               --
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                $10.865          $10.763          $10.716               --
Accumulation unit value at end
 of period                          $11.174          $10.865          $10.763               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          31               27                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                $10.549          $10.503          $10.490               --
Accumulation unit value at end
 of period                          $10.795          $10.549          $10.503               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                $10.106          $10.076          $10.067          $10.000
Accumulation unit value at end
 of period                          $10.326          $10.106          $10.076          $10.067
Number of accumulation units
 outstanding at end of period
 (in thousands)                          14               12               11                9

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $3.760          $3.790          $3.743          $3.597          $3.464
Accumulation unit value at end of
 period                                    $3.729          $3.760          $3.790          $3.743          $3.597
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    98             113              72              95             176
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $10.777         $10.905         $10.811         $10.432         $10.088
Accumulation unit value at end of
 period                                   $10.643         $10.777         $10.905         $10.811         $10.432
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    20              16              11               5               3
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $2.369          $1.833          $3.086          $2.701          $2.361
Accumulation unit value at end of
 period                                    $2.941          $2.369          $1.833          $3.086          $2.701
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              75              87              79              73
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $2.259          $1.756          $2.972          $2.615          $2.297
Accumulation unit value at end of
 period                                    $2.791          $2.259          $1.756          $2.972          $2.615
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 1,003             230             187             131             104
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $14.907         $11.605         $19.666         $17.329         $15.243
Accumulation unit value at end of
 period                                   $18.384         $14.907         $11.605         $19.666         $17.329
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    14              61              59              66              97
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $2.185          $1.705          $2.895          $2.556          $2.253
Accumulation unit value at end of
 period                                    $2.690          $2.185          $1.705          $2.895          $2.556
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    42              44              46              58              92
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $14.218         $11.136         $18.985         $16.829         $14.893
Accumulation unit value at end of
 period                                   $17.430         $14.218         $11.136         $18.985         $16.829
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    20              20              19              17              13

                                                        YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004            2003            2002
--------------------------------------  ---------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $3.397          $3.394          $3.398          $3.380
Accumulation unit value at end of
 period                                    $3.464          $3.397          $3.394          $3.398
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    62              70              46               1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $9.933          $9.964         $10.014         $10.000
Accumulation unit value at end of
 period                                   $10.088          $9.933          $9.964         $10.014
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     2               1               1              --
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $1.951          $1.739          $1.380              --
Accumulation unit value at end of
 period                                    $2.361          $1.951          $1.739              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    56              73              43              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $1.907          $1.709          $1.209              --
Accumulation unit value at end of
 period                                    $2.297          $1.907          $1.709              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $12.679         $11.376          $7.346         $10.000
Accumulation unit value at end of
 period                                   $15.243         $12.679         $11.376          $7.346
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    57              40               3               1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $1.878          $1.688          $1.092          $1.529
Accumulation unit value at end of
 period                                    $2.253          $1.878          $1.688          $1.092
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   684             503             172              75
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $12.462         $11.248          $7.307         $10.000
Accumulation unit value at end of
 period                                   $14.893         $12.462         $11.248          $7.307
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    10               6              --              --

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $19.798         $13.988         $24.596         $23.225         $20.256
Accumulation unit value at end of
 period                                   $22.728         $19.798         $13.988         $24.596         $23.225
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --               3               3               5               6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $8.770          $6.228         $11.006         $10.444          $9.155
Accumulation unit value at end of
 period                                   $10.018          $8.770          $6.228         $11.006         $10.444
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   173             182             194             195             207
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $10.466          $7.443         $13.174         $12.520         $10.991
Accumulation unit value at end of
 period                                   $11.938         $10.466          $7.443         $13.174         $12.520
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     1               3               4               5               6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $18.212         $12.977         $23.014         $21.917         $19.279
Accumulation unit value at end of
 period                                   $20.730         $18.212         $12.977         $23.014         $21.917
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     7               8               7              12              14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $9.983          $7.142         $12.717         $12.159         $10.739
Accumulation unit value at end of
 period                                   $11.318          $9.983          $7.142         $12.717         $12.159
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    17              18              17              15              17
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $8.744          $7.602          $8.230          $7.863          $7.502
Accumulation unit value at end of
 period                                    $9.400          $8.744          $7.602          $8.230          $7.863
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   228              50              33              34              18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $15.719         $13.736         $14.944         $14.349         $13.760
Accumulation unit value at end of
 period                                   $16.816         $15.719         $13.736         $14.944         $14.349
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 1,015             144             176             127             120

                                                        YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004            2003            2002
--------------------------------------  ---------------------------------------------------------
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $18.479         $17.739         $15.552              --
Accumulation unit value at end of
 period                                   $20.256         $18.479         $17.739              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     7              13              31              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $8.393          $8.098          $6.636              --
Accumulation unit value at end of
 period                                    $9.155          $8.393          $8.098              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $10.092          $9.751          $7.760         $10.000
Accumulation unit value at end of
 period                                   $10.991         $10.092          $9.751          $7.760
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   177             175             165             123
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $17.737         $17.172         $13.694         $17.454
Accumulation unit value at end of
 period                                   $19.279         $17.737         $17.172         $13.694
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    15               5               3               2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                 $9.919          $9.642          $7.720         $10.000
Accumulation unit value at end of
 period                                   $10.739          $9.919          $9.642          $7.720
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    13              10               3              --
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $7.323          $6.999          $6.954              --
Accumulation unit value at end of
 period                                    $7.502          $7.323          $6.999              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    16              24              19              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $13.498         $12.966         $12.549              --
Accumulation unit value at end of
 period                                   $13.760         $13.498         $12.966              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $14.013         $12.264         $13.363         $12.850         $12.341
Accumulation unit value at end of
 period                                   $14.968         $14.013         $12.264         $13.363         $12.850
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    37              93              87              79              63
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $8.044          $7.054          $7.701          $7.420          $7.141
Accumulation unit value at end of
 period                                    $8.575          $8.044          $7.054          $7.701          $7.420
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   223             225             216             272             297
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $13.367         $11.768         $12.900         $12.479         $12.057
Accumulation unit value at end of
 period                                   $14.192         $13.367         $11.768         $12.900         $12.479
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    65              76              74              53              33
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $10.284          $9.948         $10.000              --              --
Accumulation unit value at end of
 period                                   $10.674         $10.284          $9.948              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $10.214          $9.929         $10.000              --              --
Accumulation unit value at end of
 period                                   $10.548         $10.214          $9.929              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $10.192          $9.948         $10.000              --              --
Accumulation unit value at end of
 period                                   $10.511         $10.192          $9.948              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $10.164          $9.916         $10.000              --              --
Accumulation unit value at end of
 period                                   $10.461         $10.164          $9.916              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --               2              --              --              --

                                                        YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004            2003            2002
--------------------------------------  ---------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                $12.124         $11.664         $10.886         $10.000
Accumulation unit value at end of
 period                                   $12.341         $12.124         $11.664         $10.886
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   160             141             104              77
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $7.029          $6.776          $6.337          $5.834
Accumulation unit value at end of
 period                                    $7.141          $7.029          $6.776          $6.337
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   395             198              68              22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $11.917         $11.533         $10.829         $10.000
Accumulation unit value at end of
 period                                   $12.057         $11.917         $11.533         $10.829
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    24              17               1              --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                     --              --              --              --
Accumulation unit value at end of
 period                                        --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                     --              --              --              --
Accumulation unit value at end of
 period                                        --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                     --              --              --              --
Accumulation unit value at end of
 period                                        --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                     --              --              --              --
Accumulation unit value at end of
 period                                        --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $10.108          $9.901         $10.000              --              --
Accumulation unit value at end of
 period                                   $10.362         $10.108          $9.901              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    17               9               9              --              --

                                                        YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2005            2004            2003            2002
--------------------------------------  ---------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                     --              --              --              --
Accumulation unit value at end of
 period                                        --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --              --



(a)  Inception Date February 9, 2010

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                            PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                  2
 Safekeeping of Assets                                               2
 Experts                                                             2
 Non-Participating                                                   2
 Misstatement of Age or Sex                                          2
 Principal Underwriter                                               2
 Additional Payments                                                 2
PERFORMANCE RELATED INFORMATION                                      4
 Total Return for all Sub-Accounts                                   4
 Yield for Sub-Accounts                                              4
 Money Market Sub-Accounts                                           5
 Additional Materials                                                5
 Performance Comparisons                                             5
FINANCIAL STATEMENTS                                               SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3574-12) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
City/State                                                          Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                   [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS STANDARD (SERIES II)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


-   AllianceBernstein Balanced Shares Fund -- Class A
-   AllianceBernstein Global Bond Fund -- Class A
-   AllianceBernstein Global Value Fund -- Class A
-   AllianceBernstein High Income Fund -- Class A
-   AllianceBernstein International Value Fund -- Class A
-   Allianz NFJ International Value Fund -- Class A
-   American Century Small Cap Value Fund -- Class A
-   American Century Ultra(R) Fund -- Class A
-   American Century Vista(SM) Fund -- Class A
-   American Funds Capital World Growth and Income Fund(SM) -- Class R3
-   American Funds EuroPacific Growth Fund(R) -- Class R3
-   American Funds The Growth Fund of America(R) Fund -- Class R3
-   Ariel Appreciation Fund
-   Ariel Fund
-   Artisan Mid Cap Value Fund -- Investor Class
-   Ave Maria Growth Fund
-   Ave Maria Opportunity Fund
-   Ave Maria Rising Dividend Fund
-   Baron Small Cap Fund
-   Calvert Equity Portfolio -- Class A
-   Calvert Large Cap Growth Fund -- Class A
-   CRM Mid Cap Value Fund -- Investor Class
-   Davis New York Venture Fund -- Class A
-   Domini Social Equity Fund(R) -- Investor Class
-   Dreyfus Midcap Index Fund
-   Dreyfus Small Cap Fund -- Class A
-   Dreyfus Smallcap Stock Index Fund
-   Franklin Small Cap Value Fund -- Class A
-   Goldman Sachs Absolute Return Tracker -- Class A
-   Goldman Sachs Government Income Fund -- Class A
-   Goldman Sachs High Yield Fund -- Class A
-   Goldman Sachs Mid Cap Value Fund -- Class A
-   Goldman Sachs Satellite Strategies -- Class A
-   Hartford Advisers HLS Fund -- Class IA
-   Hartford Growth HLS Fund -- Class IA
-   Hartford Growth Opportunities HLS Fund -- Class IA
-   Hartford International Opportunities HLS Fund -- Class IA
-   Hartford SmallCap Growth HLS Fund -- Class IA
-   Hartford Total Return Bond HLS Fund -- Class IA
-   Hartford Value HLS Fund -- Class IA
-   Highland Premier Growth Equity Fund -- Class A
-   Hotchkis and Wiley Large Cap Value Fund -- Class A
-   Invesco Real Estate Fund -- Class A
-   Invesco Van Kampen Comstock Fund -- Class A
-   Invesco Van Kampen Equity and Income Fund -- Class A
-   JPMorgan SmartRetirement 2010 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2015 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2020 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2025 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2030 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2035 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2040 Fund(SM) -- Class A

-   JPMorgan SmartRetirement 2045 Fund(SM) -- Class A
-   JPMorgan SmartRetirement 2050 Fund(SM) -- Class A
-   JPMorgan SmartRetirement Income(R) Fund -- Class A
-   Keeley Small Cap Value Fund -- Class A
-   Legg Mason Capital Management Value Trust, Inc. -- Class FI
-   Legg Mason ClearBridge Appreciation Fund -- Class A
-   LifePath 2020 Portfolio(R) -- Institutional
-   LifePath 2030 Portfolio(R) -- Institutional
-   LifePath 2040 Portfolio(R) -- Institutional
-   LifePath(R) Retirement Portfolio -- Institutional
-   LKCM Aquinas Growth Fund
-   LKCM Aquinas Value Fund
-   Lord Abbett Small-Cap Blend Fund -- Class P
-   MFS(R) Government Securities Fund -- Class R3
-   MFS(R) International New Discovery Fund -- Class A
-   MFS(R) New Discovery Fund -- Class R3
-   Munder Mid-Cap Core Growth Fund -- Class A
-   Neuberger Berman Socially Responsible Fund -- Class A
-   Nuveen Small Cap Index Fund -- Class A
-   Nuveen Tradewinds International Value -- Class A
-   Oppenheimer Developing Markets Fund -- Class A
-   PIMCO Real Return Fund -- Class A
-   RidgeWorth Large Cap Value Equity Fund -- Class A
-   Royce Value Plus Fund -- Investment Class
-   SSgA S&P 500 Index Fund
-   Templeton Growth Fund, Inc. -- Class A
-   The Hartford Balanced Income Fund -- Class R4
-   The Hartford Fundamental Growth Fund -- Class R4
-   The Hartford Global All-Asset Fund -- Class R4
-   The Hartford International Small Company Fund -- Class R4
-   The Hartford MidCap Value Fund -- Class R4
-   Timothy Plan Large/Mid-Cap Value Fund -- Class A
-   Victory Diversified Stock Fund -- Class A
-   Victory Special Value Fund -- Class A



    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLE                                                                 6
SUMMARY                                                                  15
PERFORMANCE RELATED INFORMATION                                          18
HARTFORD LIFE INSURANCE COMPANY                                          19
THE SEPARATE ACCOUNT                                                     19
THE FUNDS                                                                19
GENERAL ACCOUNT OPTION                                                   28
CONTRACT CHARGES                                                         28
 Contingent Deferred Sales Charge                                        28
 Annual Maintenance Fee                                                  29
 Is there ever a time when the Contingent Deferred Sales Charge          29
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    30
 Loan Fees                                                               31
 Premium Taxes                                                           31
 Transfer Fee                                                            31
 Experience Rating under the Contracts                                   32
 Negotiated Charges and Fees                                             32
 Charges of the Funds                                                    32
 Plan Related Expenses                                                   32
THE CONTRACTS                                                            32
 The Contracts Offered                                                   32
 Assignments                                                             32
 Pricing and Crediting of Contributions                                  32
 May I cancel my certificate?                                            33
 What is a Surrender Charge Offset?                                      33
 May I make changes in the amounts of my Contribution?                   33
 Can you transfer from one Sub-Account to another?                       33
 What is a Sub-Account Transfer?                                         33
 What Happens When you Request a Sub-Account Transfer?                   33
 What Restrictions Are There on your Ability to Make a                   34
  Sub-Account Transfer?
 Fund Trading Policies                                                   35
 How are you affected by frequent Sub-Account Transfers?                 36
 General Account Option Transfers                                        36
 Telephone and Internet Transfers                                        36
 Dollar Cost Averaging                                                   37
 May I request a loan from my Participant Account?                       37
 How do I know what my Participant Account is worth?                     37
 How are the underlying Fund shares valued?                              38
DEATH BENEFITS                                                           39
 Determination of the Beneficiary                                        39
 Death before the Annuity Commencement Date                              39
 Calculation of the death benefit                                        39
 Death on or after the Annuity Commencement Date                         39
SETTLEMENT PROVISIONS                                                    40
 Can payment of the Surrender value ever be postponed beyond the         40
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      40
 How do I elect an Annuity Commencement Date and Annuity Payout          41
  Option?
 What is the minimum amount that I may select for an Annuity             41
  Payout?
 How are Contributions made to establish an Annuity Account?             41
 Can a Contract be suspended by a Contract Owner?                        41
 Annuity Payout Options                                                  41
 Systematic Withdrawal Option                                            42
 How are Variable Annuity Payouts determined?                            43
FEDERAL TAX CONSIDERATIONS                                               44
 A. General                                                              44
 B. Taxation of Hartford and the Separate Account                        44
 C. Diversification of the Separate Account                              45
 D. Tax Ownership of the Assets in the Separate Account                  45
 E. Non-Natural Persons as Owners                                        46
 F. Annuity Purchases by Nonresident Aliens and Foreign                  46
  Corporations
 G. Generation Skipping Transfer Tax                                     46
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     46
MORE INFORMATION                                                         55
 Can a Contract be modified?                                             55
 Can Hartford waive any rights under a Contract?                         55
 How Contracts Are Sold                                                  55
 Who is the custodian of the Separate Account's assets?                  57
 Are there any material legal proceedings affecting the Separate         57
  Account?
 How may I get additional information?                                   57
APPENDIX I -- ACCUMULATION UNIT VALUES                                   58
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                99

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (3)(4)*                                              $50
ANNUAL MAINTENANCE FEE (5)                                                   $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participant Accounts                                          1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                               MINIMUM     MAXIMUM
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.19%       1.86%
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)



    The Lifepath(R) Retirement Portfolios and the JPMorgan Smart Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $822
3 years                                                                   $1,355
5 years                                                                   $1,893
10 years                                                                  $3,716



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $319
3 years                                                                   $1,031
5 years                                                                   $1,763
10 years                                                                  $3,686



     (3) If you do not Surrender your Contract:



1 year                                                                      $349
3 years                                                                   $1,061
5 years                                                                   $1,793
10 years                                                                  $3,716

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $802
3 years                                                                   $1,295
5 years                                                                   $1,794
10 years                                                                  $3,526



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $298
3 years                                                                     $970
5 years                                                                   $1,664
10 years                                                                  $3,496



     (3) If you do not Surrender your Contract:



1 year                                                                      $328
3 years                                                                   $1,000
5 years                                                                   $1,694
10 years                                                                  $3,526



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $781
3 years                                                                   $1,236
5 years                                                                   $1,693
10 years                                                                  $3,333



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $278
3 years                                                                     $909
5 years                                                                   $1,563
10 years                                                                  $3,303



     (3) If you do not Surrender your Contract:



1 year                                                                      $308
3 years                                                                     $939
5 years                                                                   $1,593
10 years                                                                  $3,333

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $771
3 years                                                                   $1,206
5 years                                                                   $1,643
10 years                                                                  $3,235



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $268
3 years                                                                     $879
5 years                                                                   $1,513
10 years                                                                  $3,205



     (3) If you do not Surrender your Contract:



1 year                                                                      $298
3 years                                                                     $909
5 years                                                                   $1,543
10 years                                                                  $3,235



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $761
3 years                                                                   $1,176
5 years                                                                   $1,592
10 years                                                                  $3,136



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $257
3 years                                                                     $848
5 years                                                                   $1,462
10 years                                                                  $3,106



     (3) If you do not Surrender your Contract:



1 year                                                                      $287
3 years                                                                     $878
5 years                                                                   $1,492
10 years                                                                  $3,136

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $745
3 years                                                                   $1,131
5 years                                                                   $1,516
10 years                                                                  $2,985



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $242
3 years                                                                     $802
5 years                                                                   $1,386
10 years                                                                  $2,955



     (3) If you do not Surrender your Contract:



1 year                                                                      $272
3 years                                                                     $832
5 years                                                                   $1,416
10 years                                                                  $2,985



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $730
3 years                                                                   $1,086
5 years                                                                   $1,439
10 years                                                                  $2,832



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $227
3 years                                                                     $756
5 years                                                                   $1,309
10 years                                                                  $2,802



     (3) If you do not Surrender your Contract:



1 year                                                                      $257
3 years                                                                     $786
5 years                                                                   $1,339
10 years                                                                  $2,832

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $710
3 years                                                                   $1,025
5 years                                                                   $1,336
10 years                                                                  $2,625



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $206
3 years                                                                     $695
5 years                                                                   $1,206
10 years                                                                  $2,595



     (3) If you do not Surrender your Contract:



1 year                                                                      $236
3 years                                                                     $725
5 years                                                                   $1,236
10 years                                                                  $2,625



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $694
3 years                                                                     $978
5 years                                                                   $1,258
10 years                                                                  $2,467



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $191
3 years                                                                     $648
5 years                                                                   $1,128
10 years                                                                  $2,437



     (3) If you do not Surrender your Contract:



1 year                                                                      $221
3 years                                                                     $678
5 years                                                                   $1,158
10 years                                                                  $2,467


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF ACCOUNTS UNDER A CONTRACT                 ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the separate account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                          HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AllianceBernstein Balanced Shares Fund -- Class A  Total return consistent with            ABIS -- AllianceBernstein Investor
                                                   reasonable risks through a combination  Services, Inc.
                                                   of income and long-term growth of
                                                   capital
AllianceBernstein Global Bond Fund -- Class A      To generate income consistent with      ABIS -- AllianceBernstein Investor
                                                   preservation of capital                 Services, Inc.
AllianceBernstein Global Value Fund -- Class A     Long-term growth of capital             ABIS -- AllianceBernstein Investor
                                                                                           Services, Inc.
AllianceBernstein High Income Fund -- Class A      Seeks to maximize total returns from    ABIS -- AllianceBernstein Investor
                                                   price appreciation and income           Services, Inc.
AllianceBernstein International Value Fund --      Long-term growth of capital             ABIS -- AllianceBernstein Investor
 Class A                                                                                   Services, Inc.
Allianz NFJ International Value Fund -- Class A    Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
American Century Small Cap Value Fund -- Class A   The fund seeks long-term capital        American Century Investment
                                                   growth. Income is a secondary           Management, Inc.
                                                   objective
American Century Ultra(R) Fund -- Class A          The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
American Century Vista(SM) Fund -- Class A         The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
American Funds Capital World Growth and Income     Seeks to provide long-term growth of    Capital Research and Management
 Fund(SM) -- Class R3                              capital with current income by          Company
                                                   investing globally in established,
                                                   growing companies all over the world,
                                                   including the United States
American Funds EuroPacific Growth Fund(R) --       Seeks to provide long-term growth of    Capital Research and Management
 Class R3                                          capital by investing in companies       Company
                                                   based outside the United States
American Funds The Growth Fund of America(R) Fund  Seeks to provide growth of capital      Capital Research and Management
 -- Class R3                                                                               Company
Ariel Appreciation Fund                            Seeks long-term capital appreciation    Ariel Investments, LLC
Ariel Fund                                         Seeks long-term capital appreciation    Ariel Investments, LLC
Artisan Mid Cap Value Fund -- Investor Class (a)   Seeks maximum long-term capital growth  Artisan Partners Limited Partnership
Ave Maria Growth Fund                              Long-term capital appreciation          Schwartz Investment Counsel, Inc.
                                                                                           JLB & Associates, Inc.
Ave Maria Opportunity Fund                         Long-term capital appreciation          Schwartz Investment Counsel, Inc.
Ave Maria Rising Dividend Fund                     Long-term capital appreciation          Schwartz Investment Counsel, Inc.
Baron Small Cap Fund                               Seeks capital appreciation through      BAMCO, Inc.
                                                   investments primarily in securities of
                                                   small-sized companies

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Calvert Equity Portfolio -- Class A (1)            Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors
Calvert Large Cap Growth Fund -- Class A           Seeks to exceed the stock market total  Calvert Investment Management Inc.
                                                   return (primarily through capital       Sub-advised by Bridgeway Capital
                                                   appreciation) at a level of total risk  Management, Inc.
                                                   equal to that of the stock market over
                                                   longer periods of time (three years or
                                                   more) through holdings that meet the
                                                   Fund's investment criteria, including
                                                   financial, sustainability and social
                                                   responsibility factors. The S&P 500
                                                   Index with dividends reinvested serves
                                                   as a proxy for "stock market" in this
                                                   objective
CRM Mid Cap Value Fund -- Investor Class           Seeks long-term capital appreciation    Cramer Rosenthal McGlynn, LLC
Davis New York Venture Fund -- Class A             Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
Domini Social Equity Fund(R) -- Investor Class     Seeks long-term total return            Domini Social Investments, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
Dreyfus Midcap Index Fund                          Seeks to match S&P MidCap 400 Index     The Dreyfus Corporation
Dreyfus Small Cap Fund -- Class A                  Seeks capital appreciation              The Dreyfus Corporation
                                                                                           Sub-advised by Mellon Capital
                                                                                           Management, LLC
Dreyfus Smallcap Stock Index Fund                  Seeks to match the S&P Small Cap 600    The Dreyfus Corporation
                                                   Index
Franklin Small Cap Value Fund -- Class A           Seeks long-term total return            Franklin Advisory Services, LLC
Goldman Sachs Absolute Return Tracker -- Class A   Seeks to achieve investment results     Goldman Sachs Asset Management, L.P.
                                                   that approximate the performance of
                                                   the Goldman Sachs Absolute Return
                                                   Tracker Index (the "GS-ART Index")
Goldman Sachs Government Income Fund -- Class A    A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
Goldman Sachs High Yield Fund -- Class A           A high level of current income and may  Goldman Sachs Asset Management, L.P.
                                                   also consider the potential for
                                                   capital appreciation
Goldman Sachs Mid Cap Value Fund -- Class A        Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
Goldman Sachs Satellite Strategies -- Class A      Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Highland Premier Growth Equity Fund -- Class A     Long-term growth of capital and future  Highland Funds Asset Management, L.P.
 (2)                                               income rather than current income.      Sub-advised by GE Asset Management
                                                                                           Incorporated
Hotchkis and Wiley Large Cap Value Fund -- Class   Current income and long-term growth of  Hotchkis and Wiley Capital Management,
 A                                                 income, as well as capital              LLC
                                                   appreciation
Invesco Real Estate Fund -- Class A (b)            Total return through growth of capital  Invesco Advisers, Inc.
                                                   and current income
Invesco Van Kampen Comstock Fund -- Class A        To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
Invesco Van Kampen Equity and Income Fund --       To seek the highest possible income     Invesco Advisers, Inc.
 Class A                                           consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
JPMorgan SmartRetirement 2010 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2015 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2020 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2025 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2030 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2035 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan SmartRetirement 2040 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2045 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement 2050 Fund(SM) -- Class A  Seeks total return with a shift to      JPMorgan Investment Management Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
JPMorgan SmartRetirement Income(R) Fund -- Class   Seeks current income and some capital   JPMorgan Investment Management Inc.
 A                                                 appreciation
Keeley Small Cap Value Fund -- Class A             Seeks long-term capital appreciation    Keeley Asset Management Corp.
                                                   through investments in small
                                                   capitalization companies that we
                                                   believe are undervalued. Companies
                                                   generally have a market capitalization
                                                   below $3.5 billion at the time of
                                                   purchase
Legg Mason Capital Management Value Trust, Inc.    Seeks long-term capital growth          Legg Mason Capital Management, Inc.
 -- Class FI
Legg Mason ClearBridge Appreciation Fund -- Class  Long-term capital appreciation          ClearBridge Advisors
 A
LifePath 2020 Portfolio(R) -- Institutional        LifePath 2020 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2020
LifePath 2030 Portfolio(R) -- Institutional        LifePath 2030 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2030
LifePath 2040 Portfolio(R) -- Institutional        LifePath 2040 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2040
LifePath(R) Retirement Portfolio -- Institutional  LifePath Retirement Portfolio is        BlackRock Fund Advisers
                                                   designed for investors seeking current
                                                   income and moderate long-term growth
                                                   of capital
LKCM Aquinas Growth Fund                           Equity Growth                           Luther King Capital Management
                                                                                           Corporation
LKCM Aquinas Value Fund                            Equity growth                           Luther King Capital Management
                                                                                           Corporation
Lord Abbett Small-Cap Blend Fund -- Class P        Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Government Securities Fund -- Class R3      Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
MFS(R) International New Discovery Fund -- Class   Seeks capital appreciation              MFS Investment Management
 A (c)
MFS(R) New Discovery Fund -- Class R3              Seeks capital appreciation              MFS Investment Management
Munder Mid-Cap Core Growth Fund -- Class A         Provide long-term capital appreciation  Munder Capital Management
Neuberger Berman Socially Responsible Fund --      Seeks long-term growth of capital by    Neuberger Berman Management LLC
 Class A (d)                                       investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
Nuveen Small Cap Index Fund -- Class A             Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
Nuveen Tradewinds International Value -- Class A   Seeks long-term capital appreciation    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
Oppenheimer Developing Markets Fund -- Class A     Aggressively seeks long-term capital    OppenheimerFunds, Inc.
                                                   appreciation
PIMCO Real Return Fund -- Class A                  Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
RidgeWorth Large Cap Value Equity Fund -- Class A  Capital appreciation is the Fund's      RidgeWorth Investments
                                                   primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
Royce Value Plus Fund -- Investment Class          Long-term growth of capital             Royce & Associates, LLC
SSgA S&P 500 Index Fund                            Seeks to replicate the total return of  SSgA Funds Management, Inc.
                                                   the S&P 500 Index
Templeton Growth Fund, Inc. -- Class A             Long-term growth of capital             Templeton Global Advisors Limited
The Hartford Balanced Income Fund -- Class R4      Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective
The Hartford Fundamental Growth Fund -- Class R4   Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC.
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford Global All-Asset Fund -- Class R4     Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford International Small Company Fund --   Seeks capital appreciation              Hartford Investment Financial
 Class R4                                                                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
The Hartford MidCap Value Fund -- Class R4         Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Large/Mid-Cap Value Fund -- Class A   Long term capital growth with           Westwood Mngmt. Corp
                                                   secondary objective of current income
Victory Diversified Stock Fund -- Class A          Provide long-term growth of capital     Victory Capital Management, Inc.
Victory Special Value Fund -- Class A              Long-term growth of capital and         Victory Capital Management, Inc.
                                                   dividend income
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund -- Class    Seeks capital appreciation              HL Investment Advisors, LLC
 IA                                                                                        Sub-advised by Wellington Management
                                                                                           Company, LLP
Hartford SmallCap Growth HLS Fund -- Class IA      Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA             Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
Hartford Growth HLS Fund -- Class IA               Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
Hartford International Opportunities HLS Fund --   Seeks long-term growth of capital       HL Investment Advisors, LLC
 Class IA                                                                                  Sub-advised by Wellington Management
                                                                                           Company, LLP
Hartford Total Return Bond HLS Fund -- Class IA    Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company
Hartford Value HLS Fund -- Class IA                Seeks long-term total return            HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP



(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 1/8/2010.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.



(c)  Closed to Contracts issued on or after 9/1/2006.



(d) Trust Class shares are closed to new and subsequent Contributions and transfers of Participant Account values, effective 7/1/2010.



NOTES



(1)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A



(2)  Formerly GE Premier Equity Growth Fund -- Class A


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.85% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

    - other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                          MORTALITY AND
                                                        EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT   ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------
 $0 to $3,499,999.99                                            1.25%
 $3,500,000.00 to $4,999,999.99                                 1.05%
 $5,000,000.00 to $24,999,999.99                                0.85%
 $25,000,000.00 to $34,999,999.99                               0.75%
 $35,000,000.00 to $49,999,999.99                               0.65%
 $50,000,000.00 to $69,999,999.99                               0.50%
 $70,000,000.00 to $84,999,999.99                               0.35%
 $85,000,000.00 to $99,999,999.99                               0.15%
 $100,000,000.00 and over                                       0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants

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allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED, OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an ANNUITYcontract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments, and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

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    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the

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death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversion). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or

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option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts, in a Qualified Plan amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

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    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

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    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


       Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


       MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- METHOD ONE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED
 SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $10.036               --               --
Accumulation unit value at end
 of period                           $11.199               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.929          $10.049          $14.216
Accumulation unit value at end
 of period                           $13.264          $11.929          $10.049
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4                3                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $11.778               --               --
Accumulation unit value at end
 of period                           $13.076               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $11.432           $9.679          $13.761
Accumulation unit value at end
 of period                           $12.649          $11.432           $9.679
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $8.036               --               --
Accumulation unit value at end
 of period                            $8.874               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $11.050           $9.393          $13.408
Accumulation unit value at end
 of period                           $12.177          $11.050           $9.393
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4                4                6

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN BALANCED
 SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $13.856          $12.282          $12.100
Accumulation unit value at end
 of period                           $14.216          $13.856          $12.282
Number of accumulation units
 outstanding at end of period
 (in thousands)                            5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $13.479          $12.008          $11.831
Accumulation unit value at end
 of period                           $13.761          $13.479          $12.008
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $13.186          $11.794          $11.640
Accumulation unit value at end
 of period                           $13.408          $13.186          $11.794
Number of accumulation units
 outstanding at end of period
 (in thousands)                            7                4                1

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $9.010               --               --
Accumulation unit value at end
 of period                            $9.320               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $8.385           $6.317          $13.337
Accumulation unit value at end
 of period                            $9.054           $8.385           $6.317
Number of accumulation units
 outstanding at end of period
 (in thousands)                            6                5                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $8.774               --               --
Accumulation unit value at end
 of period                            $9.461               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $8.639           $6.540          $13.879
Accumulation unit value at end
 of period                            $9.282           $8.639           $6.540
Number of accumulation units
 outstanding at end of period
 (in thousands)                            6                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $5.733               --               --
Accumulation unit value at end
 of period                            $6.148               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $8.486           $6.451          $13.743
Accumulation unit value at end
 of period                            $9.081           $8.486           $6.451
Number of accumulation units
 outstanding at end of period
 (in thousands)                            3                1                1
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $16.823               --               --
Accumulation unit value at end
 of period                           $17.392               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $9.743           $7.284          $15.733
Accumulation unit value at end
 of period                           $10.037           $9.743           $7.284
Number of accumulation units
 outstanding at end of period
 (in thousands)                           15               16               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $9.673               --               --
Accumulation unit value at end
 of period                            $9.950               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4               --               --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN GLOBAL VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $13.231          $10.464          $10.000
Accumulation unit value at end
 of period                           $13.337          $13.231          $10.464
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $13.837          $10.999          $10.000
Accumulation unit value at end
 of period                           $13.879          $13.837          $10.999
Number of accumulation units
 outstanding at end of period
 (in thousands)                            3                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $13.757          $10.978          $10.000
Accumulation unit value at end
 of period                           $13.743          $13.757          $10.978
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1               --               --
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $14.999          $11.218          $10.471
Accumulation unit value at end
 of period                           $15.733          $14.999          $11.218
Number of accumulation units
 outstanding at end of period
 (in thousands)                           10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.512           $7.147          $15.515
Accumulation unit value at
 end of period                   $9.751           $9.512           $7.147
Number of accumulation
 units outstanding at end
 of period (in thousands)            43               53               46
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $5.897               --               --
Accumulation unit value at
 end of period                   $6.033               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            16               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.568           $7.218          $15.732
Accumulation unit value at
 end of period                   $9.769           $9.568           $7.218
Number of accumulation
 units outstanding at end
 of period (in thousands)            42               40               26
AMERICAN CENTURY SMALL CAP
 VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $12.286               --               --
Accumulation unit value at
 end of period                  $15.194               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $13.989          $10.132          $14.074
Accumulation unit value at
 end of period                  $17.241          $13.989          $10.132
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $13.872               --               --
Accumulation unit value at
 end of period                  $17.070               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.601           $9.900          $13.820
Accumulation unit value at
 end of period                  $16.679          $13.601           $9.900
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $11.527               --               --
Accumulation unit value at
 end of period                  $11.947               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.298           $9.718          $13.621
Accumulation unit value at
 end of period                  $16.242          $13.298           $9.718
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $14.866          $11.174           $9.766
Accumulation unit value at
 end of period                  $15.515          $14.866          $11.174
Number of accumulation
 units outstanding at end
 of period (in thousands)            38               17                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $15.133          $11.420          $10.000
Accumulation unit value at
 end of period                  $15.732          $15.133          $11.420
Number of accumulation
 units outstanding at end
 of period (in thousands)            12                1               --
AMERICAN CENTURY SMALL CAP
 VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $14.562          $12.676          $12.507
Accumulation unit value at
 end of period                  $14.074          $14.562          $12.676
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $14.372          $12.573          $12.350
Accumulation unit value at
 end of period                  $13.820          $14.372          $12.573
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $14.222          $12.491          $12.292
Accumulation unit value at
 end of period                  $13.621          $14.222          $12.491
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $18.960               --               --
Accumulation unit value at end
 of period                           $22.050               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $9.394           $6.981          $12.061
Accumulation unit value at end
 of period                           $10.887           $9.394           $6.981
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $9.258               --               --
Accumulation unit value at end
 of period                           $10.713               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $9.114           $6.807          $11.819
Accumulation unit value at end
 of period                           $10.510           $9.114           $6.807
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $8.610               --               --
Accumulation unit value at end
 of period                            $9.908               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $8.953           $6.713          $11.703
Accumulation unit value at end
 of period                           $10.283           $8.953           $6.713
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                1                2
AMERICAN CENTURY VISTA SM FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $14.548               --               --
Accumulation unit value at end
 of period                           $17.971               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.126           $9.186          $18.001
Accumulation unit value at end
 of period                           $13.696          $11.126           $9.186
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $11.033               --               --
Accumulation unit value at end
 of period                           $13.561               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           15               --               --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $9.959          $10.356          $10.000
Accumulation unit value at end
 of period                           $12.061           $9.959          $10.356
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $9.809          $10.251          $10.000
Accumulation unit value at end
 of period                           $11.819           $9.809          $10.251
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $9.751          $10.232          $10.000
Accumulation unit value at end
 of period                           $11.703           $9.751          $10.232
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1               --               --
AMERICAN CENTURY VISTA SM FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $13.055          $12.037          $11.739
Accumulation unit value at end
 of period                           $18.001          $13.055          $12.037
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $10.817           $8.976          $17.677
Accumulation unit value at end
 of period                           $13.249          $10.817           $8.976
Number of accumulation units
 outstanding at end of period
 (in thousands)                           12               12               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $7.140               --               --
Accumulation unit value at end
 of period                            $8.728               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $10.576           $8.811          $17.422
Accumulation unit value at end
 of period                           $12.903          $10.576           $8.811
Number of accumulation units
 outstanding at end of period
 (in thousands)                           10               11                2
AMERICAN FUNDS CAPITAL WORLD
 GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $46.260          $35.159          $57.259
Accumulation unit value at end
 of period                           $49.800          $46.260          $35.159
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $14.217          $10.843          $17.721
Accumulation unit value at end
 of period                           $15.251          $14.217          $10.843
Number of accumulation units
 outstanding at end of period
 (in thousands)                          128              124               92
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $14.107               --               --
Accumulation unit value at end
 of period                           $15.110               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          172               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $13.854          $10.619          $17.442
Accumulation unit value at end
 of period                           $14.787          $13.854          $10.619
Number of accumulation units
 outstanding at end of period
 (in thousands)                          127              124              116
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $8.363               --               --
Accumulation unit value at end
 of period                            $8.909               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          208               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $13.570          $10.443          $17.222
Accumulation unit value at end
 of period                           $14.427          $13.570          $10.443
Number of accumulation units
 outstanding at end of period
 (in thousands)                          158              158               72

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $12.884          $11.939          $11.322
Accumulation unit value at end
 of period                           $17.677          $12.884          $11.939
Number of accumulation units
 outstanding at end of period
 (in thousands)                            3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $12.749          $11.862          $11.270
Accumulation unit value at end
 of period                           $17.422          $12.749          $11.862
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH AND INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $48.909          $40.140          $35.991
Accumulation unit value at end
 of period                           $57.259          $48.909          $40.140
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $15.189          $12.510          $11.834
Accumulation unit value at end
 of period                           $17.721          $15.189          $12.510
Number of accumulation units
 outstanding at end of period
 (in thousands)                           52               39               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $15.025          $12.437          $11.195
Accumulation unit value at end
 of period                           $17.442          $15.025          $12.437
Number of accumulation units
 outstanding at end of period
 (in thousands)                           97               28               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $14.895          $12.378          $11.163
Accumulation unit value at end
 of period                           $17.222          $14.895          $12.378
Number of accumulation units
 outstanding at end of period
 (in thousands)                           50               11               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $16.749          $12.075          $20.366
Accumulation unit value at end
 of period                           $18.268          $16.749          $12.075
Number of accumulation units
 outstanding at end of period
 (in thousands)                            7              139               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $17.769          $12.855          $21.759
Accumulation unit value at end
 of period                           $19.314          $17.769          $12.855
Number of accumulation units
 outstanding at end of period
 (in thousands)                          103               58               33
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $17.544               --               --
Accumulation unit value at end
 of period                           $19.041               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          100               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $17.029          $12.382          $21.062
Accumulation unit value at end
 of period                           $18.418          $17.029          $12.382
Number of accumulation units
 outstanding at end of period
 (in thousands)                          103              104               49
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $8.669               --               --
Accumulation unit value at end
 of period                            $9.356               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           88               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $16.460          $12.015          $20.521
Accumulation unit value at end
 of period                           $17.730          $16.460          $12.015
Number of accumulation units
 outstanding at end of period
 (in thousands)                          163              136               52
AMERICAN FUNDS THE GROWTH FUND
 OF AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $12.360           $9.216          $15.166
Accumulation unit value at end
 of period                           $13.838          $12.360           $9.216
Number of accumulation units
 outstanding at end of period
 (in thousands)                           97              405               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.812           $8.838          $14.595
Accumulation unit value at end
 of period                           $13.178          $11.812           $8.838
Number of accumulation units
 outstanding at end of period
 (in thousands)                          205              144              101
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $11.662               --               --
Accumulation unit value at end
 of period                           $12.991               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          375               --               --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $17.175          $14.144          $12.048
Accumulation unit value at end
 of period                           $20.366          $17.175          $14.144
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $18.414          $15.218          $14.039
Accumulation unit value at end
 of period                           $21.759          $18.414          $15.218
Number of accumulation units
 outstanding at end of period
 (in thousands)                           15                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $17.914          $14.879          $12.724
Accumulation unit value at end
 of period                           $21.062          $17.914          $14.879
Number of accumulation units
 outstanding at end of period
 (in thousands)                           25                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $17.524          $14.613          $12.520
Accumulation unit value at end
 of period                           $20.521          $17.524          $14.613
Number of accumulation units
 outstanding at end of period
 (in thousands)                           31                2               --
AMERICAN FUNDS THE GROWTH FUND
 OF AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $13.714          $12.397          $11.409
Accumulation unit value at end
 of period                           $15.166          $13.714          $12.397
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $13.244          $12.014          $11.434
Accumulation unit value at end
 of period                           $14.595          $13.244          $12.014
Number of accumulation units
 outstanding at end of period
 (in thousands)                           46               20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.320           $8.512          $14.128
Accumulation unit value at
 end of period                  $12.566          $11.320           $8.512
Number of accumulation
 units outstanding at end
 of period (in thousands)           324              316              250
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $8.086               --               --
Accumulation unit value at
 end of period                   $8.959               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)           329               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.941           $8.260          $13.765
Accumulation unit value at
 end of period                  $12.097          $10.941           $8.260
Number of accumulation
 units outstanding at end
 of period (in thousands)           492              482              190
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $35.450               --               --
Accumulation unit value at
 end of period                  $42.390               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.558           $6.502          $11.009
Accumulation unit value at
 end of period                  $12.584          $10.558           $6.502
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.326               --               --
Accumulation unit value at
 end of period                  $12.289               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.166           $6.292          $10.707
Accumulation unit value at
 end of period                  $12.057          $10.166           $6.292
Number of accumulation
 units outstanding at end
 of period (in thousands)            11                8                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.980               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.986           $6.205          $10.603
Accumulation unit value at
 end of period                  $11.797           $9.986           $6.205
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.884          $11.746          $10.853
Accumulation unit value at
 end of period                  $14.128          $12.884          $11.746
Number of accumulation
 units outstanding at end
 of period (in thousands)           165               83                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.603          $11.536          $10.679
Accumulation unit value at
 end of period                  $13.765          $12.603          $11.536
Number of accumulation
 units outstanding at end
 of period (in thousands)           106               10               --
ARIEL APPRECIATION FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.205          $10.135          $10.000
Accumulation unit value at
 end of period                  $11.009          $11.205          $10.135
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.952           $9.956          $10.000
Accumulation unit value at
 end of period                  $10.707          $10.952           $9.956
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                2                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.888           $9.938          $10.000
Accumulation unit value at
 end of period                  $10.603          $10.888           $9.938
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
ARIEL FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $38.560               --               --
Accumulation unit value at
 end of period                  $48.570               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $8.844           $5.431          $10.531
Accumulation unit value at
 end of period                  $11.101           $8.844           $5.431
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $8.801               --               --
Accumulation unit value at
 end of period                  $11.031               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $8.664           $5.347          $10.421
Accumulation unit value at
 end of period                  $10.822           $8.664           $5.347
Number of accumulation
 units outstanding at end
 of period (in thousands)            11                4                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.198               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $8.511           $5.274          $10.319
Accumulation unit value at
 end of period                  $10.588           $8.511           $5.274
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $17.980               --               --
Accumulation unit value at
 end of period                  $20.080               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.533           $9.032          $12.513
Accumulation unit value at
 end of period                  $14.284          $12.533           $9.032
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               22               21
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $13.340               --               --
Accumulation unit value at
 end of period                  $15.181               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
ARIEL FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.751           $9.777          $10.000
Accumulation unit value at
 end of period                  $10.531          $10.751           $9.777
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.692           $9.772          $10.000
Accumulation unit value at
 end of period                  $10.421          $10.692           $9.772
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.630           $9.754          $10.000
Accumulation unit value at
 end of period                  $10.319          $10.630           $9.754
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.353          $10.855          $10.849
Accumulation unit value at
 end of period                  $12.513          $12.353          $10.855
Number of accumulation
 units outstanding at end
 of period (in thousands)            28               25               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.107           $9.493          $13.217
Accumulation unit value at
 end of period                  $14.863          $13.107           $9.493
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               26               37
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.877               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             3               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.195           $8.140          $11.380
Accumulation unit value at
 end of period                  $12.644          $11.195           $8.140
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                4                3
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $12.180               --               --
Accumulation unit value at
 end of period                  $15.038               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            57               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.979           $8.145          $13.679
Accumulation unit value at
 end of period                  $13.508          $10.979           $8.145
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.127               --               --
Accumulation unit value at
 end of period                  $12.442               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.613           $8.659          $14.615
Accumulation unit value at
 end of period                  $14.218          $11.613           $8.659
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                3                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.179               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.794           $7.332          $12.424
Accumulation unit value at
 end of period                  $11.942           $9.794           $7.332
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                2                2

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.114          $11.581          $11.501
Accumulation unit value at
 end of period                  $13.217          $13.114          $11.581
Number of accumulation
 units outstanding at end
 of period (in thousands)            36               29                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.336          $10.051          $10.000
Accumulation unit value at
 end of period                  $11.380          $11.336          $10.051
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1               --
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.290          $11.029          $10.749
Accumulation unit value at
 end of period                  $13.679          $12.290          $11.029
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                4               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.196          $11.902          $11.648
Accumulation unit value at
 end of period                  $14.615          $13.196          $11.902
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.263          $10.199          $10.000
Accumulation unit value at
 end of period                  $12.424          $11.263          $10.199
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
CALVERT LARGE CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $25.410               --               --
Accumulation unit value at
 end of period                  $28.340               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $8.861           $6.706          $12.444
Accumulation unit value at
 end of period                   $9.848           $8.861           $6.706
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                8                8
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $8.998               --               --
Accumulation unit value at
 end of period                   $9.986               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $8.859           $6.738          $12.566
Accumulation unit value at
 end of period                   $9.797           $8.859           $6.738
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                5                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.811               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $8.702           $6.646          $12.443
Accumulation unit value at
 end of period                   $9.585           $8.702           $6.646
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                3                3
CALVERT SOCIAL INVESTMENT
 FUND EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $30.530               --               --
Accumulation unit value at
 end of period                  $35.790               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.516           $8.662          $13.482
Accumulation unit value at
 end of period                  $13.452          $11.516           $8.662
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.604               --               --
Accumulation unit value at
 end of period                  $13.536               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            33               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
CALVERT LARGE CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.026          $10.583          $10.000
Accumulation unit value at
 end of period                  $12.444          $11.026          $10.583
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                5               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.191          $10.795          $10.000
Accumulation unit value at
 end of period                  $12.566          $11.191          $10.795
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                4                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.125          $10.775          $10.000
Accumulation unit value at
 end of period                  $12.443          $11.125          $10.775
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1               --
CALVERT SOCIAL INVESTMENT
 FUND EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.307          $11.210          $11.077
Accumulation unit value at
 end of period                  $13.482          $12.307          $11.210
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.078           $8.374          $13.100
Accumulation unit value at
 end of period                  $12.876          $11.078           $8.374
Number of accumulation
 units outstanding at end
 of period (in thousands)            40               40                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $8.808               --               --
Accumulation unit value at
 end of period                  $10.218               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.892           $7.508          $11.792
Accumulation unit value at
 end of period                  $11.452           $9.892           $7.508
Number of accumulation
 units outstanding at end
 of period (in thousands)            48               26                7
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $23.890               --               --
Accumulation unit value at
 end of period                  $28.230               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.925           $8.538          $13.214
Accumulation unit value at
 end of period                  $12.908          $10.925           $8.538
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               15               14
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.838               --               --
Accumulation unit value at
 end of period                  $12.787               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.671           $8.381          $13.036
Accumulation unit value at
 end of period                  $12.545          $10.671           $8.381
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.161               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.482           $8.266          $12.909
Accumulation unit value at
 end of period                  $12.274          $10.482           $8.266
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                2                2

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.018          $11.002          $11.001
Accumulation unit value at
 end of period                  $13.100          $12.018          $11.002
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               11               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.861           $9.983          $10.000
Accumulation unit value at
 end of period                  $11.792          $10.861           $9.983
Number of accumulation
 units outstanding at end
 of period (in thousands)             3               --               --
CRM MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.032          $10.324          $10.000
Accumulation unit value at
 end of period                  $13.214          $12.032          $10.324
Number of accumulation
 units outstanding at end
 of period (in thousands)            12               12               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.929          $10.288          $10.000
Accumulation unit value at
 end of period                  $13.036          $11.929          $10.288
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.860          $10.269          $10.000
Accumulation unit value at
 end of period                  $12.909          $11.860          $10.269
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $32.513          $24.619          $41.050
Accumulation unit value at
 end of period                  $36.451          $32.513          $24.619
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               45               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.787           $9.716          $16.258
Accumulation unit value at
 end of period                  $14.285          $12.787           $9.716
Number of accumulation
 units outstanding at end
 of period (in thousands)            86               84               44
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $12.638               --               --
Accumulation unit value at
 end of period                  $14.099               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            45               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.300           $9.393          $15.796
Accumulation unit value at
 end of period                  $13.673          $12.300           $9.393
Number of accumulation
 units outstanding at end
 of period (in thousands)            73               77               54
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $7.467               --               --
Accumulation unit value at
 end of period                   $8.284               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            49               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.924           $9.142          $15.436
Accumulation unit value at
 end of period                  $13.202          $11.924           $9.142
Number of accumulation
 units outstanding at end
 of period (in thousands)            82               90               41
DOMINI SOCIAL EQUITY
 FUND(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $26.270               --               --
Accumulation unit value at
 end of period                  $29.700               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $9.723           $7.198          $11.627
Accumulation unit value at
 end of period                  $11.016           $9.723           $7.198
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $9.581               --               --
Accumulation unit value at
 end of period                  $10.838               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $39.105          $33.968          $31.860
Accumulation unit value at
 end of period                  $41.050          $39.105          $33.968
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $15.542          $13.548          $12.983
Accumulation unit value at
 end of period                  $16.258          $15.542          $13.548
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               17               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $15.176          $13.295          $12.519
Accumulation unit value at
 end of period                  $15.796          $15.176          $13.295
Number of accumulation
 units outstanding at end
 of period (in thousands)            33               14                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $14.890          $13.097          $12.355
Accumulation unit value at
 end of period                  $15.436          $14.890          $13.097
Number of accumulation
 units outstanding at end
 of period (in thousands)            25                2               --
DOMINI SOCIAL EQUITY
 FUND(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.500          $10.251          $10.000
Accumulation unit value at
 end of period                  $11.627          $11.500          $10.251
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.432           $7.017          $11.393
Accumulation unit value at
 end of period                  $10.633           $9.432           $7.017
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.890               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.266           $6.921          $11.282
Accumulation unit value at
 end of period                  $10.404           $9.266           $6.921
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $22.600               --               --
Accumulation unit value at
 end of period                  $27.880               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.520           $7.703          $12.164
Accumulation unit value at
 end of period                  $13.211          $10.520           $7.703
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.556               --               --
Accumulation unit value at
 end of period                  $13.236               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            25               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.392           $7.648          $12.137
Accumulation unit value at
 end of period                  $12.986          $10.392           $7.648
Number of accumulation
 units outstanding at end
 of period (in thousands)             7               12                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.032               --               --
Accumulation unit value at
 end of period                  $10.884               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             7               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.209           $7.543          $12.018
Accumulation unit value at
 end of period                  $12.706          $10.209           $7.543
Number of accumulation
 units outstanding at end
 of period (in thousands)            25               25               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.325          $10.145          $10.000
Accumulation unit value at
 end of period                  $11.393          $11.325          $10.145
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.259          $10.127          $10.000
Accumulation unit value at
 end of period                  $11.282          $11.259          $10.127
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.348          $10.365          $10.000
Accumulation unit value at
 end of period                  $12.164          $11.348          $10.365
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.380          $10.446          $10.000
Accumulation unit value at
 end of period                  $12.137          $11.380          $10.446
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                5                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.314          $10.427          $10.000
Accumulation unit value at
 end of period                  $12.018          $11.314          $10.427
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
DREYFUS SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $8.100               --               --
Accumulation unit value at end
 of period                           $10.554               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $7.965           $6.870          $10.754
Accumulation unit value at end
 of period                           $10.342           $7.965           $6.870
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $7.908               --               --
Accumulation unit value at end
 of period                           $10.253               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $7.776           $6.741          $10.604
Accumulation unit value at end
 of period                           $10.047           $7.776           $6.741
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $8.540               --               --
Accumulation unit value at end
 of period                            $9.520               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $7.386           $6.428          $10.153
Accumulation unit value at end
 of period                            $9.504           $7.386           $6.428
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $35.210               --               --
Accumulation unit value at end
 of period                           $44.600               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.941           $9.107          $13.597
Accumulation unit value at end
 of period                           $15.113          $11.941           $9.107
Number of accumulation units
 outstanding at end of period
 (in thousands)                           40               27                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $11.849               --               --
Accumulation unit value at end
 of period                           $14.973               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           12               --               --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
DREYFUS SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.834          $10.460          $10.340
Accumulation unit value at end
 of period                           $10.754          $11.834          $10.460
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $11.729          $10.419          $10.343
Accumulation unit value at end
 of period                           $10.604          $11.729          $10.419
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $11.274          $10.055          $10.000
Accumulation unit value at end
 of period                           $10.153          $11.274          $10.055
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $14.035          $12.058          $11.924
Accumulation unit value at end
 of period                           $13.597          $14.035          $12.058
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.636           $8.919          $13.382
Accumulation unit value at
 end of period                  $14.653          $11.636           $8.919
Number of accumulation
 units outstanding at end
 of period (in thousands)            22               14                8
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $7.577               --               --
Accumulation unit value at
 end of period                   $9.522               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             5               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.397           $8.771          $13.214
Accumulation unit value at
 end of period                  $14.295          $11.397           $8.771
Number of accumulation
 units outstanding at end
 of period (in thousands)            27               29               16
GE PREMIER GROWTH EQUITY
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $19.220               --               --
Accumulation unit value at
 end of period                  $21.390               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.420           $7.548          $11.910
Accumulation unit value at
 end of period                  $11.556          $10.420           $7.548
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.939               --               --
Accumulation unit value at
 end of period                  $12.114               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.732           $7.813          $12.390
Accumulation unit value at
 end of period                  $11.843          $10.732           $7.813
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                3                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.710               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.592           $7.012          $11.163
Accumulation unit value at
 end of period                  $10.543           $9.592           $7.012
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.883          $11.987          $11.672
Accumulation unit value at
 end of period                  $13.382          $13.883          $11.987
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.763          $11.931          $11.639
Accumulation unit value at
 end of period                  $13.214          $13.763          $11.931
Number of accumulation
 units outstanding at end
 of period (in thousands)             8               --               --
GE PREMIER GROWTH EQUITY
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.385          $10.514          $10.384
Accumulation unit value at
 end of period                  $11.910          $11.385          $10.514
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.903          $11.048          $10.991
Accumulation unit value at
 end of period                  $12.390          $11.903          $11.048
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.767          $10.034          $10.000
Accumulation unit value at
 end of period                  $11.163          $10.767          $10.034
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $12.709           $8.473          $11.742
Accumulation unit value at
 end of period                  $14.413          $12.709           $8.473
Number of accumulation
 units outstanding at end
 of period (in thousands)            83                5               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.847           $8.595          $11.953
Accumulation unit value at
 end of period                  $14.518          $12.847           $8.595
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $12.397               --               --
Accumulation unit value at
 end of period                  $13.989               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.183           $8.192          $11.450
Accumulation unit value at
 end of period                  $13.700          $12.183           $8.192
Number of accumulation
 units outstanding at end
 of period (in thousands)            31               27               25
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.192               --               --
Accumulation unit value at
 end of period                  $11.438               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.746           $7.930          $11.127
Accumulation unit value at
 end of period                  $13.156          $11.746           $7.930
Number of accumulation
 units outstanding at end
 of period (in thousands)            15                9                5
GOLDMAN SACHS MID CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $37.489          $28.252          $44.652
Accumulation unit value at
 end of period                  $46.621          $37.489          $28.252
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $15.487          $11.712          $18.575
Accumulation unit value at
 end of period                  $19.191          $15.487          $11.712
Number of accumulation
 units outstanding at end
 of period (in thousands)            56               54               47
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $15.308               --               --
Accumulation unit value at
 end of period                  $18.941               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            36               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
GOLDMAN SACHS HIGH YIELD
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $11.545          $10.373          $10.233
Accumulation unit value at
 end of period                  $11.742          $11.545          $10.373
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.793          $10.634          $10.635
Accumulation unit value at
 end of period                  $11.953          $11.793          $10.634
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.354          $10.288          $10.189
Accumulation unit value at
 end of period                  $11.450          $11.354          $10.288
Number of accumulation
 units outstanding at end
 of period (in thousands)            21               16               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.078          $10.079          $10.000
Accumulation unit value at
 end of period                  $11.127          $11.078          $10.079
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                2               --
GOLDMAN SACHS MID CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $43.391          $37.531          $36.360
Accumulation unit value at
 end of period                  $44.652          $43.391          $37.531
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $18.114          $15.722          $15.457
Accumulation unit value at
 end of period                  $18.575          $18.114          $15.722
Number of accumulation
 units outstanding at end
 of period (in thousands)            43               23               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $14.898          $11.323          $18.048
Accumulation unit value at
 end of period                  $18.370          $14.898          $11.323
Number of accumulation
 units outstanding at end
 of period (in thousands)            43               39               33
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $7.510               --               --
Accumulation unit value at
 end of period                   $9.242               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            11               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $14.443          $11.021          $17.638
Accumulation unit value at
 end of period                  $17.738          $14.443          $11.021
Number of accumulation
 units outstanding at end
 of period (in thousands)            38               43               41
HOTCHKIS AND WILEY LARGE
 CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period             $7.687               --               --
Accumulation unit value at
 end of period                   $9.191               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $9.174           $6.874          $13.018
Accumulation unit value at
 end of period                  $10.930           $9.174           $6.874
Number of accumulation
 units outstanding at end
 of period (in thousands)            29               32               33
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $9.097               --               --
Accumulation unit value at
 end of period                  $10.822               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $8.919           $6.716          $12.784
Accumulation unit value at
 end of period                  $10.574           $8.919           $6.716
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               18               16
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.770               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             9               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $8.720           $6.593          $12.599
Accumulation unit value at
 end of period                  $10.297           $8.720           $6.593
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               15               12

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $17.688          $15.430          $15.007
Accumulation unit value at
 end of period                  $18.048          $17.688          $15.430
Number of accumulation
 units outstanding at end
 of period (in thousands)            16                3                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $17.355          $15.201          $14.811
Accumulation unit value at
 end of period                  $17.638          $17.355          $15.201
Number of accumulation
 units outstanding at end
 of period (in thousands)            36                2               --
HOTCHKIS AND WILEY LARGE
 CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $14.637          $12.952          $12.950
Accumulation unit value at
 end of period                  $13.018          $14.637          $12.952
Number of accumulation
 units outstanding at end
 of period (in thousands)            31               26               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $14.446          $12.847          $12.834
Accumulation unit value at
 end of period                  $12.784          $14.446          $12.847
Number of accumulation
 units outstanding at end
 of period (in thousands)            14               12                5
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $14.294          $12.764          $12.774
Accumulation unit value at
 end of period                  $12.599          $14.294          $12.764
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                3                1

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $11.775           $9.079          $14.275
Accumulation unit value at
 end of period                  $14.458          $11.775           $9.079
Number of accumulation
 units outstanding at end
 of period (in thousands)            24                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $20.304          $15.711          $24.790
Accumulation unit value at
 end of period                  $24.845          $20.304          $15.711
Number of accumulation
 units outstanding at end
 of period (in thousands)            19               17                9
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- .50%
Accumulation unit value at
 beginning of period            $20.096               --               --
Accumulation unit value at
 end of period                  $24.554               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            18               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $19.620          $15.258          $24.196
Accumulation unit value at
 end of period                  $23.889          $19.620          $15.258
Number of accumulation
 units outstanding at end
 of period (in thousands)            22               24               17
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $6.891               --               --
Accumulation unit value at
 end of period                   $8.373               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            19               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $19.090          $14.905          $23.732
Accumulation unit value at
 end of period                  $23.150          $19.090          $14.905
Number of accumulation
 units outstanding at end
 of period (in thousands)            20               19               12
INVESCO VAN KAMPEN COMSTOCK
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $11.502           $8.886          $13.860
Accumulation unit value at
 end of period                  $13.297          $11.502           $8.886
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                3               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.205           $8.686          $13.596
Accumulation unit value at
 end of period                  $12.908          $11.205           $8.686
Number of accumulation
 units outstanding at end
 of period (in thousands)            10                5                5
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.065               --               --
Accumulation unit value at
 end of period                  $12.728               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            50               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $16.788          $12.321          $11.732
Accumulation unit value at
 end of period                  $14.275          $16.788          $12.321
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $29.255          $21.546          $20.787
Accumulation unit value at
 end of period                  $24.790          $29.255          $21.546
Number of accumulation
 units outstanding at end
 of period (in thousands)            12                4               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- .50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $28.698          $21.241          $20.307
Accumulation unit value at
 end of period                  $24.196          $28.698          $21.241
Number of accumulation
 units outstanding at end
 of period (in thousands)            14               11                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $28.260          $21.001          $20.114
Accumulation unit value at
 end of period                  $23.732          $28.260          $21.001
Number of accumulation
 units outstanding at end
 of period (in thousands)             5               --               --
INVESCO VAN KAMPEN COMSTOCK
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $14.127          $12.172          $11.803
Accumulation unit value at
 end of period                  $13.860          $14.127          $12.172
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $13.907          $12.025          $11.642
Accumulation unit value at
 end of period                  $13.596          $13.907          $12.025
Number of accumulation
 units outstanding at end
 of period (in thousands)             4               10               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2010            2009            2008
-------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $10.745          $8.372         $13.170
Accumulation unit value at end of
 period                                   $12.317         $10.745          $8.372
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    32              26              22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning
 of period                                 $7.324              --              --
Accumulation unit value at end of
 period                                    $8.378              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     9              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $10.391          $8.128         $12.838
Accumulation unit value at end of
 period                                   $11.863         $10.391          $8.128
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    53              44              23
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                $14.628          $6.450          $8.840
Accumulation unit value at end of
 period                                   $16.441         $14.628          $6.450
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     9             259             308
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning
 of period                                $14.230         $11.562         $15.426
Accumulation unit value at end of
 period                                   $15.938         $14.230         $11.562
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   190             416             400
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                $14.063              --              --
Accumulation unit value at end of
 period                                   $15.727              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   289              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $13.806         $11.274         $15.116
Accumulation unit value at end of
 period                                   $15.386         $13.806         $11.274
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   239             240             226
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning
 of period                                 $8.732              --              --
Accumulation unit value at end of
 period                                    $9.712              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    29              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $13.256         $10.868         $14.631
Accumulation unit value at end of
 period                                   $14.714         $13.256         $10.868
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   106             104              79

                                                YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2007            2006            2005
-------------------------------------  ------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $13.538         $11.764         $11.452
Accumulation unit value at end of
 period                                   $13.170         $13.538         $11.764
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    16               8               1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning
 of period                                     --              --              --
Accumulation unit value at end of
 period                                        --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $13.250         $11.560         $11.274
Accumulation unit value at end of
 period                                   $12.838         $13.250         $11.560
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    44               2              --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
 of period                                 $9.120          $8.680          $8.750
Accumulation unit value at end of
 period                                    $8.840          $9.120          $8.680
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   292              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning
 of period                                $14.991         $13.368         $13.203
Accumulation unit value at end of
 period                                   $15.426         $14.991         $13.368
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   426             375             259
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                     --              --              --
Accumulation unit value at end of
 period                                        --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                $14.764         $13.232         $12.805
Accumulation unit value at end of
 period                                   $15.116         $14.764         $13.232
Number of accumulation units
 outstanding at end of period (in
 thousands)                                   236             193             220
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning
 of period                                     --              --              --
Accumulation unit value at end of
 period                                        --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning
 of period                                $14.347         $12.910         $12.517
Accumulation unit value at end of
 period                                   $14.631         $14.347         $12.910
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    65              48              28

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $10.177           $8.365          $13.982
Accumulation unit value at
 end of period                  $12.822          $10.177           $8.365
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                6               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $9.528           $7.858          $13.182
Accumulation unit value at
 end of period                  $11.961           $9.528           $7.858
Number of accumulation
 units outstanding at end
 of period (in thousands)            49               49               41
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.116               --               --
Accumulation unit value at
 end of period                  $12.681               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.959           $8.255          $13.917
Accumulation unit value at
 end of period                  $12.441           $9.959           $8.255
Number of accumulation
 units outstanding at end
 of period (in thousands)            28               27               28
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.183               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             2               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.783           $8.142          $13.781
Accumulation unit value at
 end of period                  $12.172           $9.783           $8.142
Number of accumulation
 units outstanding at end
 of period (in thousands)             9               11                9
LEGG MASON CAPITAL
 MANAGEMENT VALUE TRUST,
 INC.
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $41.060               --               --
Accumulation unit value at
 end of period                  $44.060               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.049           $7.120          $15.796
Accumulation unit value at
 end of period                  $10.745          $10.049           $7.120
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                8                9
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $9.942               --               --
Accumulation unit value at
 end of period                  $10.616               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
KEELEY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $13.047          $10.913           $9.839
Accumulation unit value at
 end of period                  $13.982          $13.047          $10.913
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.343          $10.360          $10.000
Accumulation unit value at
 end of period                  $13.182          $12.343          $10.360
Number of accumulation
 units outstanding at end
 of period (in thousands)            51               33               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.097          $11.048          $10.000
Accumulation unit value at
 end of period                  $13.917          $13.097          $11.048
Number of accumulation
 units outstanding at end
 of period (in thousands)            25               23                3
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.021          $11.028          $10.000
Accumulation unit value at
 end of period                  $13.781          $13.021          $11.028
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                1               --
LEGG MASON CAPITAL
 MANAGEMENT VALUE TRUST,
 INC.
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $16.871          $15.887          $14.868
Accumulation unit value at
 end of period                  $15.796          $16.871          $15.887
Number of accumulation
 units outstanding at end
 of period (in thousands)            12               11               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.699           $6.906          $15.399
Accumulation unit value at
 end of period                  $10.319           $9.699           $6.906
Number of accumulation
 units outstanding at end
 of period (in thousands)             8                8                8
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $5.428               --               --
Accumulation unit value at
 end of period                   $5.763               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             9               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.428           $6.740          $15.089
Accumulation unit value at
 end of period                   $9.991           $9.428           $6.740
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                8                6
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $15.369          $12.524          $16.794
Accumulation unit value at
 end of period                  $17.045          $15.369          $12.524
Number of accumulation
 units outstanding at end
 of period (in thousands)           321                4               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.793           $8.826          $11.877
Accumulation unit value at
 end of period                  $11.928          $10.793           $8.826
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                3
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.882               --               --
Accumulation unit value at
 end of period                  $12.008               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.713           $8.805          $11.907
Accumulation unit value at
 end of period                  $11.781          $10.713           $8.805
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               18               17
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.765               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.523           $8.684          $11.791
Accumulation unit value at
 end of period                  $11.526          $10.523           $8.684
Number of accumulation
 units outstanding at end
 of period (in thousands)            18               16               10

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $16.530          $15.644          $14.901
Accumulation unit value at
 end of period                  $15.399          $16.530          $15.644
Number of accumulation
 units outstanding at end
 of period (in thousands)            18               24               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $16.262          $15.452          $14.745
Accumulation unit value at
 end of period                  $15.089          $16.262          $15.452
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                1               --
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $16.251          $14.379          $13.812
Accumulation unit value at
 end of period                  $16.794          $16.251          $14.379
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.533          $10.241          $10.000
Accumulation unit value at
 end of period                  $11.877          $11.533          $10.241
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.621          $10.370          $10.000
Accumulation unit value at
 end of period                  $11.907          $11.621          $10.370
Number of accumulation
 units outstanding at end
 of period (in thousands)            53               48                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.553          $10.351          $10.000
Accumulation unit value at
 end of period                  $11.791          $11.553          $10.351
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                3               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $15.587          $12.393          $17.968
Accumulation unit value at
 end of period                  $17.435          $15.587          $12.393
Number of accumulation
 units outstanding at end
 of period (in thousands)           150                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.416           $8.311          $12.091
Accumulation unit value at
 end of period                  $11.610          $10.416           $8.311
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.518               --               --
Accumulation unit value at
 end of period                  $11.706               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.355           $8.304          $12.142
Accumulation unit value at
 end of period                  $11.485          $10.355           $8.304
Number of accumulation
 units outstanding at end
 of period (in thousands)            24               16               18
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.897               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.172           $8.189          $12.023
Accumulation unit value at
 end of period                  $11.236          $10.172           $8.189
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                5                3
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $15.690          $12.250          $18.963
Accumulation unit value at
 end of period                  $17.684          $15.690          $12.250
Number of accumulation
 units outstanding at end
 of period (in thousands)           110                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.071           $7.890          $12.257
Accumulation unit value at
 end of period                  $11.311          $10.071           $7.890
Number of accumulation
 units outstanding at end
 of period (in thousands)            --                1                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.176               --               --
Accumulation unit value at
 end of period                  $11.412               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  --------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $17.506          $15.207          $14.492
Accumulation unit value at
 end of period                  $17.968          $17.506          $15.207
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.822          $10.306          $10.000
Accumulation unit value at
 end of period                  $12.091          $11.822          $10.306
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.931          $10.452          $10.000
Accumulation unit value at
 end of period                  $12.142          $11.931          $10.452
Number of accumulation
 units outstanding at end
 of period (in thousands)            40               29               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.861          $10.433          $10.000
Accumulation unit value at
 end of period                  $12.023          $11.861          $10.433
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1               --
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $18.585          $15.889          $15.078
Accumulation unit value at
 end of period                  $18.963          $18.585          $15.889
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.055          $10.342          $10.000
Accumulation unit value at
 end of period                  $12.257          $12.055          $10.342
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.018           $7.889          $12.316
Accumulation unit value at
 end of period                  $11.196          $10.018           $7.889
Number of accumulation
 units outstanding at end
 of period (in thousands)            34               25               22
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.023               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.841           $7.780          $12.195
Accumulation unit value at
 end of period                  $10.954           $9.841           $7.780
Number of accumulation
 units outstanding at end
 of period (in thousands)            12               10                6
LIFEPATH(R) RETIREMENT
 PORTFOLIO
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $14.357          $12.141          $14.290
Accumulation unit value at
 end of period                  $15.696          $14.357          $12.141
Number of accumulation
 units outstanding at end
 of period (in thousands)            91               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.397           $9.672          $11.424
Accumulation unit value at
 end of period                  $12.416          $11.397           $9.672
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.435               --               --
Accumulation unit value at
 end of period                  $12.439               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.258           $9.602          $11.398
Accumulation unit value at
 end of period                  $12.204          $11.258           $9.602
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                7                3
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.565               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.059           $9.470          $11.286
Accumulation unit value at
 end of period                  $11.940          $11.059           $9.470
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                6                2

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.174          $10.496          $10.000
Accumulation unit value at
 end of period                  $12.316          $12.174          $10.496
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               15                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.103          $10.477          $10.000
Accumulation unit value at
 end of period                  $12.195          $12.103          $10.477
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                1               --
LIFEPATH(R) RETIREMENT
 PORTFOLIO
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $13.675          $12.568          $12.278
Accumulation unit value at
 end of period                  $14.290          $13.675          $12.568
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.970          $10.118          $10.000
Accumulation unit value at
 end of period                  $11.424          $10.970          $10.118
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.000          $10.196          $10.000
Accumulation unit value at
 end of period                  $11.398          $11.000          $10.196
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.936          $10.178          $10.000
Accumulation unit value at
 end of period                  $11.286          $10.936          $10.178
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP BLEND
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $13.390               --               --
Accumulation unit value at
 end of period                  $15.140               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.391          $10.066          $15.162
Accumulation unit value at
 end of period                  $13.961          $12.391          $10.066
Number of accumulation
 units outstanding at end
 of period (in thousands)             7                6                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $12.291               --               --
Accumulation unit value at
 end of period                  $13.828               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.060           $9.847          $14.905
Accumulation unit value at
 end of period                  $13.521          $12.060           $9.847
Number of accumulation
 units outstanding at end
 of period (in thousands)            28               31               37
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.459               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.802           $9.674          $14.703
Accumulation unit value at
 end of period                  $13.178          $11.802           $9.674
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                5                4
MFS(R) INTERNATIONAL NEW
 DISCOVERY FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $18.120               --               --
Accumulation unit value at
 end of period                  $21.910               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $16.967          $11.550          $20.694
Accumulation unit value at
 end of period                  $20.639          $16.967          $11.550
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $16.824               --               --
Accumulation unit value at
 end of period                  $20.435               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
LORD ABBETT SMALL-CAP BLEND
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $13.879          $13.156          $12.512
Accumulation unit value at
 end of period                  $15.162          $13.879          $13.156
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                4               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.713          $13.063          $12.467
Accumulation unit value at
 end of period                  $14.905          $13.713          $13.063
Number of accumulation
 units outstanding at end
 of period (in thousands)            32               24                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.581          $12.990          $12.419
Accumulation unit value at
 end of period                  $14.703          $13.581          $12.990
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MFS(R) INTERNATIONAL NEW
 DISCOVERY FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $19.075          $15.090          $14.156
Accumulation unit value at
 end of period                  $20.694          $19.075          $15.090
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $15.732          $10.763          $19.382
Accumulation unit value at
 end of period                  $19.042          $15.732          $10.763
Number of accumulation
 units outstanding at end
 of period (in thousands)            10               10               11
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $12.066               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $16.128          $11.078          $20.029
Accumulation unit value at
 end of period                  $19.444          $16.128          $11.078
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
MUNDER MID-CAP CORE GROWTH
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $22.823          $17.231          $30.533
Accumulation unit value at
 end of period                  $28.570          $22.823          $17.231
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.199           $7.727          $13.740
Accumulation unit value at
 end of period                  $12.722          $10.199           $7.727
Number of accumulation
 units outstanding at end
 of period (in thousands)            34               31               27
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.040               --               --
Accumulation unit value at
 end of period                  $12.505               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.884           $7.526          $13.450
Accumulation unit value at
 end of period                  $12.268           $9.884           $7.526
Number of accumulation
 units outstanding at end
 of period (in thousands)            36               12               10
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $18.325               --               --
Accumulation unit value at
 end of period                  $20.261               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.807           $7.497          $13.453
Accumulation unit value at
 end of period                  $12.124           $9.807           $7.497
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                4                3

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $17.954          $14.275          $12.302
Accumulation unit value at
 end of period                  $19.382          $17.954          $14.275
Number of accumulation
 units outstanding at end
 of period (in thousands)             8                7               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $18.629          $14.870          $12.839
Accumulation unit value at
 end of period                  $20.029          $18.629          $14.870
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MUNDER MID-CAP CORE GROWTH
 FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $25.309          $22.682          $22.010
Accumulation unit value at
 end of period                  $30.533          $25.309          $22.682
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.429          $10.279          $10.171
Accumulation unit value at
 end of period                  $13.740          $11.429          $10.279
Number of accumulation
 units outstanding at end
 of period (in thousands)            11                5               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.243          $10.162           $9.900
Accumulation unit value at
 end of period                  $13.450          $11.243          $10.162
Number of accumulation
 units outstanding at end
 of period (in thousands)            10                7                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.291          $10.246          $10.000
Accumulation unit value at
 end of period                  $13.453          $11.291          $10.246
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                           2010            2009            2008
---------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY
 RESPONSIBLE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $15.832         $12.191         $19.952
Accumulation unit value at end of
 period                               $19.474         $15.832         $12.191
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 6              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $10.324          $7.977         $13.102
Accumulation unit value at end of
 period                               $12.655         $10.324          $7.977
Number of accumulation units
 outstanding at end of period (in
 thousands)                                11               7               5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $10.250              --              --
Accumulation unit value at end of
 period                               $12.545              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $10.080          $7.827         $12.921
Accumulation unit value at end of
 period                               $12.293         $10.080          $7.827
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 1               1               1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $10.000              --              --
Accumulation unit value at end of
 period                               $11.208              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $9.761          $7.610         $12.612
Accumulation unit value at end of
 period                               $11.857          $9.761          $7.610
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 1               1               1
OPPENHEIMER DEVELOPING MARKETS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $60.083              --              --
Accumulation unit value at end of
 period                               $76.295              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 5              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $48.590         $26.831         $51.807
Accumulation unit value at end of
 period                               $61.486         $48.590         $26.831
Number of accumulation units
 outstanding at end of period (in
 thousands)                                21              21              19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                  $48.106              --              --
Accumulation unit value at end of
 period                               $60.782              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 6              --              --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                           2007            2006            2005
---------------------------------  ----------------------------------------------
NEUBERGER BERMAN SOCIALLY
 RESPONSIBLE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                  $18.593         $16.279         $15.340
Accumulation unit value at end of
 period                               $19.952         $18.593         $16.279
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $12.252         $10.765         $10.565
Accumulation unit value at end of
 period                               $13.102         $12.252         $10.765
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 3               1              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                       --              --              --
Accumulation unit value at end of
 period                                    --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                  $12.143         $10.723         $10.144
Accumulation unit value at end of
 period                               $12.921         $12.143         $10.723
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                       --              --              --(a)
Accumulation unit value at end of
 period                                    --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                  $11.901         $10.551         $10.000
Accumulation unit value at end of
 period                               $12.612         $11.901         $10.551
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 1               1              --
OPPENHEIMER DEVELOPING MARKETS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                       --              --              --
Accumulation unit value at end of
 period                                    --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                  $38.839         $31.134         $26.714
Accumulation unit value at end of
 period                               $51.807         $38.839         $31.134
Number of accumulation units
 outstanding at end of period (in
 thousands)                                15              14              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                       --              --              --
Accumulation unit value at end of
 period                                    --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                --              --              --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $46.994          $26.079          $50.609
Accumulation unit value at
 end of period                  $59.170          $46.994          $26.079
Number of accumulation
 units outstanding at end
 of period (in thousands)            14               12               14
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $11.009               --               --
Accumulation unit value at
 end of period                  $13.274               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             3               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $45.755          $25.493          $49.671
Accumulation unit value at
 end of period                  $57.380          $45.755          $25.493
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1                1
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $12.007          $10.267          $11.024
Accumulation unit value at
 end of period                  $13.054          $12.007          $10.267
Number of accumulation
 units outstanding at end
 of period (in thousands)            12              162               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $13.118          $11.256          $12.129
Accumulation unit value at
 end of period                  $14.212          $13.118          $11.256
Number of accumulation
 units outstanding at end
 of period (in thousands)            87               74               67
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $13.008               --               --
Accumulation unit value at
 end of period                  $14.071               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            41               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.754          $10.999          $11.911
Accumulation unit value at
 end of period                  $13.749          $12.754          $10.999
Number of accumulation
 units outstanding at end
 of period (in thousands)            78               77               51
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $11.618               --               --
Accumulation unit value at
 end of period                  $12.499               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            33               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.470          $10.797          $11.739
Accumulation unit value at
 end of period                  $13.389          $12.470          $10.797
Number of accumulation
 units outstanding at end
 of period (in thousands)            83               69               24

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $38.131          $30.719          $24.191
Accumulation unit value at
 end of period                  $50.609          $38.131          $30.719
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               10                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --(a)
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $37.573          $30.391          $23.977
Accumulation unit value at
 end of period                  $49.671          $37.573          $30.391
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period             $9.919           $9.934          $10.000
Accumulation unit value at
 end of period                  $11.024           $9.919           $9.934
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.951          $11.006          $11.074
Accumulation unit value at
 end of period                  $12.129          $10.951          $11.006
Number of accumulation
 units outstanding at end
 of period (in thousands)            63               43               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.808          $10.917          $10.739
Accumulation unit value at
 end of period                  $11.911          $10.808          $10.917
Number of accumulation
 units outstanding at end
 of period (in thousands)            30               21                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.695          $10.846          $10.689
Accumulation unit value at
 end of period                  $11.739          $10.695          $10.846
Number of accumulation
 units outstanding at end
 of period (in thousands)            14                9               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $11.807           $8.351          $14.170
Accumulation unit value at
 end of period                  $14.133          $11.807           $8.351
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                5               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.883           $7.724          $13.152
Accumulation unit value at
 end of period                  $12.981          $10.883           $7.724
Number of accumulation
 units outstanding at end
 of period (in thousands)            23               23               27
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.546               --               --
Accumulation unit value at
 end of period                  $13.752               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.367           $8.108          $13.876
Accumulation unit value at
 end of period                  $13.491          $11.367           $8.108
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               11               11
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.875               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            13               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.166           $7.997          $13.740
Accumulation unit value at
 end of period                  $13.200          $11.166           $7.997
Number of accumulation
 units outstanding at end
 of period (in thousands)             2               11                8
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period             $9.921           $7.860          $12.483
Accumulation unit value at
 end of period                  $11.403           $9.921           $7.860
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $9.748           $7.750          $12.351
Accumulation unit value at
 end of period                  $11.165           $9.748           $7.750
Number of accumulation
 units outstanding at end
 of period (in thousands)            10                8                6
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $9.702               --               --
Accumulation unit value at
 end of period                  $11.096               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            18               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
ROYCE VALUE PLUS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $13.725          $11.500          $10.000
Accumulation unit value at
 end of period                  $14.170          $13.725          $11.500
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $12.785          $10.750          $10.000
Accumulation unit value at
 end of period                  $13.152          $12.785          $10.750
Number of accumulation
 units outstanding at end
 of period (in thousands)            29               16               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $13.556          $11.455          $10.000
Accumulation unit value at
 end of period                  $13.876          $13.556          $11.455
Number of accumulation
 units outstanding at end
 of period (in thousands)            10                8                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.477          $11.434          $10.000
Accumulation unit value at
 end of period                  $13.740          $13.477          $11.434
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
SSGA S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $11.842          $10.244          $10.000
Accumulation unit value at
 end of period                  $12.483          $11.842          $10.244
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.759          $10.207          $10.000
Accumulation unit value at
 end of period                  $12.351          $11.759          $10.207
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $9.552           $7.632          $12.225
Accumulation unit value at
 end of period                  $10.886           $9.552           $7.632
Number of accumulation
 units outstanding at end
 of period (in thousands)            43               40               64
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.923               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.383           $7.527          $12.105
Accumulation unit value at
 end of period                  $10.651           $9.383           $7.527
Number of accumulation
 units outstanding at end
 of period (in thousands)             4                4                4
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $22.785          $17.419          $30.813
Accumulation unit value at
 end of period                  $24.502          $22.785          $17.419
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               29               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.525           $8.841          $15.695
Accumulation unit value at
 end of period                  $12.350          $11.525           $8.841
Number of accumulation
 units outstanding at end
 of period (in thousands)            35               31               14
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.428               --               --
Accumulation unit value at
 end of period                  $12.228               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            25               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.205           $8.639          $15.413
Accumulation unit value at
 end of period                  $11.947          $11.205           $8.639
Number of accumulation
 units outstanding at end
 of period (in thousands)            15               13               12
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $6.868               --               --
Accumulation unit value at
 end of period                   $7.308               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            38               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.955           $8.480          $15.190
Accumulation unit value at
 end of period                  $11.634          $10.955           $8.480
Number of accumulation
 units outstanding at end
 of period (in thousands)            29               32                9

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.696          $10.204          $10.000
Accumulation unit value at
 end of period                  $12.225          $11.696          $10.204
Number of accumulation
 units outstanding at end
 of period (in thousands)            58               47                2
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.628          $10.186          $10.000
Accumulation unit value at
 end of period                  $12.105          $11.628          $10.186
Number of accumulation
 units outstanding at end
 of period (in thousands)             3                2               --
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $30.154          $24.755          $23.210
Accumulation unit value at
 end of period                  $30.813          $30.154          $24.755
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $15.413          $12.698          $12.451
Accumulation unit value at
 end of period                  $15.695          $15.413          $12.698
Number of accumulation
 units outstanding at end
 of period (in thousands)            12                3               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $15.212          $12.594          $11.855
Accumulation unit value at
 end of period                  $15.413          $15.212          $12.594
Number of accumulation
 units outstanding at end
 of period (in thousands)            13                3                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $15.052          $12.513          $11.800
Accumulation unit value at
 end of period                  $15.190          $15.052          $12.513
Number of accumulation
 units outstanding at end
 of period (in thousands)            18                1               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
-----------------------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $13.980               --               --
Accumulation unit value at end
 of period                           $15.610               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $11.812           $9.359          $14.832
Accumulation unit value at end
 of period                           $13.272          $11.812           $9.359
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $11.713               --               --
Accumulation unit value at end
 of period                           $13.141               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $11.486           $9.147          $14.568
Accumulation unit value at end
 of period                           $12.842          $11.486           $9.147
Number of accumulation units
 outstanding at end of period
 (in thousands)                           16               13               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                  $7.934               --               --
Accumulation unit value at end
 of period                            $8.853               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                            4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $11.232           $8.980          $14.361
Accumulation unit value at end
 of period                           $12.507          $11.232           $8.980
Number of accumulation units
 outstanding at end of period
 (in thousands)                           16               16                4
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                 $13.550               --               --
Accumulation unit value at end
 of period                           $16.290               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $10.078           $7.627          $13.619
Accumulation unit value at end
 of period                           $12.084          $10.078           $7.627
Number of accumulation units
 outstanding at end of period
 (in thousands)                           28               11                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                 $10.454               --               --
Accumulation unit value at end
 of period                           $12.517               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           22               --               --

                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                          2007             2006             2005
--------------------------------  --------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $13.486          $11.883          $11.497
Accumulation unit value at end
 of period                           $14.832          $13.486          $11.883
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                 $13.312          $11.789          $11.339
Accumulation unit value at end
 of period                           $14.568          $13.312          $11.789
Number of accumulation units
 outstanding at end of period
 (in thousands)                            6                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                 $13.175          $11.714          $11.288
Accumulation unit value at end
 of period                           $14.361          $13.175          $11.714
Number of accumulation units
 outstanding at end of period
 (in thousands)                            1               --               --
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at
 beginning of period                 $12.014          $10.294          $10.000
Accumulation unit value at end
 of period                           $13.619          $12.014          $10.294
Number of accumulation units
 outstanding at end of period
 (in thousands)                            2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                      --               --               --
Accumulation unit value at end
 of period                                --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.292           $7.829          $14.049
Accumulation unit value at
 end of period                  $12.280          $10.292           $7.829
Number of accumulation
 units outstanding at end
 of period (in thousands)            26               27               27
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period             $7.149               --               --
Accumulation unit value at
 end of period                   $8.512               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            30               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.110           $7.721          $13.912
Accumulation unit value at
 end of period                  $12.014          $10.110           $7.721
Number of accumulation
 units outstanding at end
 of period (in thousands)            32               29               14
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period             $8.301               --               --
Accumulation unit value at
 end of period                   $8.960               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.409               --               --
Accumulation unit value at
 end of period                  $11.205               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.220               --               --
Accumulation unit value at
 end of period                  $12.064               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)           316               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $7.622               --               --
Accumulation unit value at
 end of period                   $8.173               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            83               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.712               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $11.394               --               --
Accumulation unit value at
 end of period                  $12.179               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            17               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.456          $10.725          $10.000
Accumulation unit value at
 end of period                  $14.049          $12.456          $10.725
Number of accumulation
 units outstanding at end
 of period (in thousands)            20                5                1
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.383          $10.705          $10.000
Accumulation unit value at
 end of period                  $13.912          $12.383          $10.705
Number of accumulation
 units outstanding at end
 of period (in thousands)             6               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $10.070               --               --
Accumulation unit value at
 end of period                  $12.016               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             3               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.191           $7.618          $13.133
Accumulation unit value at
 end of period                  $12.123          $10.191           $7.618
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.627               --               --
Accumulation unit value at
 end of period                  $12.622               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.432           $7.838          $13.579
Accumulation unit value at
 end of period                  $12.348          $10.432           $7.838
Number of accumulation
 units outstanding at end
 of period (in thousands)            18               22               19
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.712               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $9.407           $7.096          $12.343
Accumulation unit value at
 end of period                  $11.090           $9.407           $7.096
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --                2
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $22.002               --               --
Accumulation unit value at
 end of period                  $25.862               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.717           $8.298          $15.325
Accumulation unit value at
 end of period                  $12.555          $10.717           $8.298
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.046               --               --
Accumulation unit value at
 end of period                  $12.922               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
HARTFORD GROWTH HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.285          $10.825          $10.439
Accumulation unit value at
 end of period                  $13.133          $11.285          $10.825
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $11.727          $11.305          $10.893
Accumulation unit value at
 end of period                  $13.579          $11.727          $11.305
Number of accumulation
 units outstanding at end
 of period (in thousands)            12                4               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.702          $10.359          $10.000
Accumulation unit value at
 end of period                  $12.343          $10.702          $10.359
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                2               --
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $11.862          $10.623          $10.000
Accumulation unit value at
 end of period                  $15.325          $11.862          $10.623
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.875           $8.462          $15.708
Accumulation unit value at
 end of period                  $12.677          $10.875           $8.462
Number of accumulation
 units outstanding at end
 of period (in thousands)            14               13                8
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.327               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.682           $8.346          $15.554
Accumulation unit value at
 end of period                  $12.403          $10.682           $8.346
Number of accumulation
 units outstanding at end
 of period (in thousands)             9                8                6
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $22.002               --               --
Accumulation unit value at
 end of period                  $25.862               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.717               --               --
Accumulation unit value at
 end of period                  $12.555               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $11.046               --               --
Accumulation unit value at
 end of period                  $12.922               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.875               --               --
Accumulation unit value at
 end of period                  $12.677               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            14               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $11.327               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.682               --               --
Accumulation unit value at
 end of period                  $12.403               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             9               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $12.219          $10.997          $10.000
Accumulation unit value at
 end of period                  $15.708          $12.219          $10.997
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                2               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.147          $10.977          $10.000
Accumulation unit value at
 end of period                  $15.554          $12.147          $10.977
Number of accumulation
 units outstanding at end
 of period (in thousands)             5                1               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                 --               --               --(c)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH
 HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $15.648               --               --
Accumulation unit value at
 end of period                  $21.369               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             1               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period             $9.007           $6.676          $10.706
Accumulation unit value at
 end of period                  $12.257           $9.007           $6.676
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period             $8.931               --               --
Accumulation unit value at
 end of period                  $12.136               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $8.793           $6.550          $10.556
Accumulation unit value at
 end of period                  $11.906           $8.793           $6.550
Number of accumulation
 units outstanding at end
 of period (in thousands)             6                5                4
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $12.024               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period             $8.637           $6.460          $10.453
Accumulation unit value at
 end of period                  $11.648           $8.637           $6.460
Number of accumulation
 units outstanding at end
 of period (in thousands)             1                1                1
HARTFORD TOTAL RETURN BOND
 HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period             $8.744               --               --
Accumulation unit value at
 end of period                   $9.400               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)           228               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $14.348          $12.519          $13.600
Accumulation unit value at
 end of period                  $15.372          $14.348          $12.519
Number of accumulation
 units outstanding at end
 of period (in thousands)            85              205              200
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $15.719               --               --
Accumulation unit value at
 end of period                  $16.816               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)         1,015               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
HARTFORD SMALLCAP GROWTH
 HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.945          $10.279          $10.000
Accumulation unit value at
 end of period                  $10.706          $10.945          $10.279
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.846          $10.237          $10.000
Accumulation unit value at
 end of period                  $10.556          $10.846          $10.237
Number of accumulation
 units outstanding at end
 of period (in thousands)             2                1               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --(a)
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.783          $10.218          $10.000
Accumulation unit value at
 end of period                  $10.453          $10.783          $10.218
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
HARTFORD TOTAL RETURN BOND
 HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $13.039          $12.485          $12.515
Accumulation unit value at
 end of period                  $13.600          $13.039          $12.485
Number of accumulation
 units outstanding at end
 of period (in thousands)           154              116               89
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --

                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $8.044           $7.054           $7.701
Accumulation unit value at
 end of period                   $8.575           $8.044           $7.054
Number of accumulation
 units outstanding at end
 of period (in thousands)           223              225              216
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.293               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            21               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $13.367          $11.768          $12.900
Accumulation unit value at
 end of period                  $14.192          $13.367          $11.768
Number of accumulation
 units outstanding at end
 of period (in thousands)            65               76               74
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period            $10.524               --               --
Accumulation unit value at
 end of period                  $11.436               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             3               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period            $10.521               --               --
Accumulation unit value at
 end of period                  $11.401               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            28               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period            $10.520               --               --
Accumulation unit value at
 end of period                  $11.386               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period            $10.517               --               --
Accumulation unit value at
 end of period                  $11.352               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            21               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period            $10.000               --               --
Accumulation unit value at
 end of period                  $10.846               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $10.514               --               --
Accumulation unit value at
 end of period                  $11.313               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)             7               --               --

                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                     2007             2006             2005
---------------------------  -------------------------------------------------
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period             $7.420           $7.141           $7.137
Accumulation unit value at
 end of period                   $7.701           $7.420           $7.141
Number of accumulation
 units outstanding at end
 of period (in thousands)           272              297              395
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(a)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period            $12.479          $12.057          $12.074
Accumulation unit value at
 end of period                  $12.900          $12.479          $12.057
Number of accumulation
 units outstanding at end
 of period (in thousands)            53               33               24
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.00%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --
MORTALITY AND EXPENSE RISK
 AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at
 beginning of period                 --               --               --(b)
Accumulation unit value at
 end of period                       --               --               --
Number of accumulation
 units outstanding at end
 of period (in thousands)            --               --               --



(a)  Inception Date May 1, 2010



(b) Inception Date March 20, 2010



(c)  Inception Date April 17, 2010

                            ACCUMULATION UNIT VALUES



          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.



  MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.00% -- METHOD TWO



                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2010           2009           2008
-------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                     $13.48         $11.68         $16.75
Accumulation unit value at end of period    $14.78         $13.48         $11.68
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                      $9.01          $6.83         $14.37
Accumulation unit value at end of period     $9.32          $9.01          $6.83
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                     $13.65         $10.30         $22.17
Accumulation unit value at end of period    $13.66         $13.65         $10.30
Number of accumulation units outstanding
 at end of period (in thousands)                44             44             --
AMERICAN CENTURY ULTRA(R) FUND
Accumulation unit value at beginning of
 period                                     $18.96         $14.07         $24.30
Accumulation unit value at end of period    $22.05         $18.96         $14.07
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN CENTURY VISTA(SM) FUND
Accumulation unit value at beginning of
 period                                     $13.09         $10.77         $21.03
Accumulation unit value at end of period    $16.17         $13.09         $10.77
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
Accumulation unit value at beginning of
 period                                     $33.91         $26.44         $44.41
Accumulation unit value at end of period    $35.54         $33.91         $26.44
Number of accumulation units outstanding
 at end of period (in thousands)                 2              2             --
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
Accumulation unit value at beginning of
 period                                     $37.68         $27.56         $50.06
Accumulation unit value at end of period    $40.63         $37.68         $27.56
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
Accumulation unit value at beginning of
 period                                     $26.93         $20.20         $33.52
Accumulation unit value at end of period    $29.98         $26.93         $20.20
Number of accumulation units outstanding
 at end of period (in thousands)                45             46             46

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2007           2006           2005
----------------------------------------  --------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES FUND
Accumulation unit value at beginning of
 period                                     $17.97         $16.63         $17.38
Accumulation unit value at end of period    $16.75         $17.97         $16.63
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Accumulation unit value at beginning of
 period                                     $15.65         $13.64         $12.95
Accumulation unit value at end of period    $14.37         $15.65         $13.64
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
Accumulation unit value at beginning of
 period                                     $22.40         $17.86         $16.63
Accumulation unit value at end of period    $22.17         $22.40         $17.86
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN CENTURY ULTRA(R) FUND
Accumulation unit value at beginning of
 period                                     $26.65         $29.68         $28.84
Accumulation unit value at end of period    $24.30         $26.65         $29.68
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN CENTURY VISTA(SM) FUND
Accumulation unit value at beginning of
 period                                     $16.76         $15.52         $14.66
Accumulation unit value at end of period    $21.03         $16.76         $15.52
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
Accumulation unit value at beginning of
 period                                     $41.76         $36.44         $34.32
Accumulation unit value at end of period    $44.41         $41.76         $36.44
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
Accumulation unit value at beginning of
 period                                     $45.90         $40.61         $36.26
Accumulation unit value at end of period    $50.06         $45.90         $40.61
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
Accumulation unit value at beginning of
 period                                     $32.45         $30.50         $28.40
Accumulation unit value at end of period    $33.52         $32.45         $30.50
Number of accumulation units outstanding
 at end of period (in thousands)                44             --             --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2010          2009          2008
----------------------------------------------------------------------------------
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                     $35.45        $21.78        $43.06
Accumulation unit value at end of period    $42.39        $35.45        $21.78
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
ARIEL FUND
Accumulation unit value at beginning of
 period                                     $38.56        $23.60        $46.39
Accumulation unit value at end of period    $48.57        $38.56        $23.60
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $17.98        $12.96        $18.10
Accumulation unit value at end of period    $20.08        $17.98        $12.96
Number of accumulation units outstanding
 at end of period (in thousands)                 1             2            --
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                     $19.26        $14.24        $23.83
Accumulation unit value at end of period    $23.78        $19.26        $14.24
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $25.41        $19.20        $35.50
Accumulation unit value at end of period    $28.34        $25.41        $19.20
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $30.53        $22.91        $38.61
Accumulation unit value at end of period    $35.79        $30.53        $22.91
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                     $30.98        $23.62        $40.01
Accumulation unit value at end of period    $34.34        $30.98        $23.62
Number of accumulation units outstanding
 at end of period (in thousands)                 2             2            --
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of
 period                                     $26.27        $19.60        $32.05
Accumulation unit value at end of period    $29.70        $26.27        $19.60
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                     $22.60        $16.69        $28.35
Accumulation unit value at end of period    $27.88        $22.60        $16.69
Number of accumulation units outstanding
 at end of period (in thousands)                 1             1            --

                                                YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2007          2006          2005
----------------------------------------  ------------------------------------
ARIEL APPRECIATION FUND
Accumulation unit value at beginning of
 period                                     $48.33        $46.72        $49.09
Accumulation unit value at end of period    $43.06        $48.33        $46.72
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
ARIEL FUND
Accumulation unit value at beginning of
 period                                     $51.81        $50.07        $54.70
Accumulation unit value at end of period    $46.39        $51.81        $50.07
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
ARTISAN MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $20.18        $18.75        $19.37
Accumulation unit value at end of period    $18.10        $20.18        $18.75
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
BARON SMALL CAP FUND
Accumulation unit value at beginning of
 period                                     $22.83        $23.17        $23.32
Accumulation unit value at end of period    $23.83        $22.83        $23.17
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
CALVERT LARGE CAP GROWTH FUND
Accumulation unit value at beginning of
 period                                     $31.69        $30.31        $27.97
Accumulation unit value at end of period    $35.50        $31.69        $30.31
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
Accumulation unit value at beginning of
 period                                     $37.30        $35.30        $35.74
Accumulation unit value at end of period    $38.61        $37.30        $35.30
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
DAVIS NEW YORK VENTURE FUND
Accumulation unit value at beginning of
 period                                     $38.52        $33.70        $31.86
Accumulation unit value at end of period    $40.01        $38.52        $33.70
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
DOMINI SOCIAL EQUITY FUND(R)
Accumulation unit value at beginning of
 period                                     $33.42        $29.93        $29.49
Accumulation unit value at end of period    $32.05        $33.42        $29.93
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
DREYFUS MIDCAP INDEX FUND
Accumulation unit value at beginning of
 period                                     $29.25        $27.94        $27.98
Accumulation unit value at end of period    $28.35        $29.25        $27.94
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2010           2009           2008
-------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $35.21         $26.88         $40.46
Accumulation unit value at end of period    $44.60         $35.21         $26.88
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                     $19.22         $13.91         $23.82
Accumulation unit value at end of period    $21.39         $19.22         $13.91
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of
 period                                     $15.07         $15.08         $15.01
Accumulation unit value at end of period    $14.99         $15.07         $15.08
Number of accumulation units outstanding
 at end of period (in thousands)                 1             --             --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $6.93          $5.05          $7.62
Accumulation unit value at end of period     $7.28          $6.93          $5.05
Number of accumulation units outstanding
 at end of period (in thousands)                 3              5             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $28.98         $22.06         $35.35
Accumulation unit value at end of period    $35.90         $28.98         $22.06
Number of accumulation units outstanding
 at end of period (in thousands)                40             42             --
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                     $17.77         $14.11         $22.82
Accumulation unit value at end of period    $21.45         $17.77         $14.11
Number of accumulation units outstanding
 at end of period (in thousands)                 2              3              3
INVESCO VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                     $13.81         $10.85         $17.48
Accumulation unit value at end of period    $15.73         $13.81         $10.85
Number of accumulation units outstanding
 at end of period (in thousands)               169            178             --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at beginning of
 period                                      $7.79          $6.45          $8.84
Accumulation unit value at end of period     $8.59          $7.79          $6.45
Number of accumulation units outstanding
 at end of period (in thousands)               289            295             --
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $19.82         $16.32         $27.28
Accumulation unit value at end of period    $24.97         $19.82         $16.32
Number of accumulation units outstanding
 at end of period (in thousands)                14             13             --

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2007           2006           2005
----------------------------------------  --------------------------------------
FRANKLIN SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $43.71         $40.24         $40.00
Accumulation unit value at end of period    $40.46         $43.71         $40.24
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GE PREMIER GROWTH EQUITY FUND
Accumulation unit value at beginning of
 period                                     $25.15         $26.92         $27.24
Accumulation unit value at end of period    $23.82         $25.15         $26.92
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GOLDMAN SACHS GOVERNMENT INCOME FUND
Accumulation unit value at beginning of
 period                                     $14.55             --             --
Accumulation unit value at end of period    $15.01             --             --
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GOLDMAN SACHS HIGH YIELD FUND
Accumulation unit value at beginning of
 period                                      $8.11          $7.86          $8.04
Accumulation unit value at end of period     $7.62          $8.11          $7.86
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
GOLDMAN SACHS MID CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $38.63         $35.00         $36.36
Accumulation unit value at end of period    $35.35         $38.63         $35.00
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
INVESCO REAL ESTATE FUND
Accumulation unit value at beginning of
 period                                     $33.63         $27.89         $28.01
Accumulation unit value at end of period    $22.82         $33.63         $27.89
Number of accumulation units outstanding
 at end of period (in thousands)                 2             --             --
INVESCO VAN KAMPEN COMSTOCK FUND
Accumulation unit value at beginning of
 period                                     $19.25         $17.81         $18.54
Accumulation unit value at end of period    $17.48         $19.25         $17.81
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at beginning of
 period                                      $9.12          $8.68          $8.62
Accumulation unit value at end of period     $8.84          $9.12          $8.68
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --
KEELEY SMALL CAP VALUE FUND
Accumulation unit value at beginning of
 period                                     $26.08         $43.63         $39.73
Accumulation unit value at end of period    $27.28         $26.08         $43.63
Number of accumulation units outstanding
 at end of period (in thousands)                --             --             --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2010          2009          2008
----------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST, INC.
Accumulation unit value at beginning of
 period                                     $41.06        $29.23        $68.70
Accumulation unit value at end of period    $44.06        $41.06        $29.23
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $14.62        $12.32        $16.98
Accumulation unit value at end of period    $15.92        $14.62        $12.32
Number of accumulation units outstanding
 at end of period (in thousands)                10             4            --
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $13.31        $10.92        $16.19
Accumulation unit value at end of period    $14.63        $13.31        $10.92
Number of accumulation units outstanding
 at end of period (in thousands)                18            14            --
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $16.04        $12.88        $20.32
Accumulation unit value at end of period    $17.78        $16.04        $12.88
Number of accumulation units outstanding
 at end of period (in thousands)                18            14            --
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                     $10.80         $9.42        $11.46
Accumulation unit value at end of period    $11.55        $10.80         $9.42
Number of accumulation units outstanding
 at end of period (in thousands)                 9             5            --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                     $13.39        $10.84        $16.27
Accumulation unit value at end of period    $15.14        $13.39        $10.84
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of
 period                                     $10.03        $10.01         $9.72
Accumulation unit value at end of period    $10.16        $10.03        $10.01
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                     $18.12        $12.43        $24.33
Accumulation unit value at end of period    $21.91        $18.12        $12.43
Number of accumulation units outstanding
 at end of period (in thousands)                 1             1            --
MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                     $22.28        $16.84        $29.89
Accumulation unit value at end of period    $27.89        $22.28        $16.84
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --

                                                YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                 2007          2006          2005
----------------------------------------  ------------------------------------
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST, INC.
Accumulation unit value at beginning of
 period                                     $79.36        $74.47        $70.66
Accumulation unit value at end of period    $68.70        $79.36        $74.47
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LIFEPATH 2020 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $17.48        $15.85        $15.41
Accumulation unit value at end of period    $16.98        $17.48        $15.85
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LIFEPATH 2030 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $16.90        $15.39        $15.11
Accumulation unit value at end of period    $16.19        $16.90        $15.39
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LIFEPATH 2040 PORTFOLIO(R)
Accumulation unit value at beginning of
 period                                     $20.90        $18.18        $17.37
Accumulation unit value at end of period    $20.32        $20.90        $18.18
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LIFEPATH(R) RETIREMENT PORTFOLIO
Accumulation unit value at beginning of
 period                                     $11.59        $11.22        $11.24
Accumulation unit value at end of period    $11.46        $11.59        $11.22
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
LORD ABBETT SMALL-CAP BLEND FUND
Accumulation unit value at beginning of
 period                                     $16.98        $16.84        $16.47
Accumulation unit value at end of period    $16.27        $16.98        $16.84
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
MFS(R) GOVERNMENT SECURITIES FUND
Accumulation unit value at beginning of
 period                                         --            --            --
Accumulation unit value at end of period        --            --            --
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
Accumulation unit value at beginning of
 period                                     $27.34        $23.84        $22.02
Accumulation unit value at end of period    $24.33        $27.34        $23.84
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --
MUNDER MID-CAP CORE GROWTH FUND
Accumulation unit value at beginning of
 period                                     $25.14        $22.57        $22.01
Accumulation unit value at end of period    $29.89        $25.14        $22.57
Number of accumulation units outstanding
 at end of period (in thousands)                --            --            --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010           2009           2008
------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
Accumulation unit value at beginning of
 period                                    $14.26         $10.98         $18.40
Accumulation unit value at end of
 period                                    $17.45         $14.26         $10.98
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                    $10.79          $9.45         $10.96
Accumulation unit value at end of
 period                                    $11.36         $10.79          $9.45
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     9              8             --
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                    $11.24          $7.95         $13.81
Accumulation unit value at end of
 period                                    $13.42         $11.24          $7.95
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     1              1             --
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                    $18.33         $14.87         $24.17
Accumulation unit value at end of
 period                                    $20.68         $18.33         $14.87
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     3              2             --
TEMPLETON GROWTH FUND, INC.
Accumulation unit value at beginning of
 period                                    $16.81         $13.05         $24.07
Accumulation unit value at end of
 period                                    $17.79         $16.81         $13.05
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     2              2             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                    $13.98         $11.14         $17.77
Accumulation unit value at end of
 period                                    $15.61         $13.98         $11.14
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --              1              1
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                    $13.55         $10.25         $18.29
Accumulation unit value at end of
 period                                    $16.29         $13.55         $10.25
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                    $18.15             --             --
Accumulation unit value at end of
 period                                    $19.32             --             --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                    $10.07          $7.53         $13.39
Accumulation unit value at end of
 period                                    $12.02         $10.07          $7.53
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     3              3             --

                                                YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2007           2006           2005
---------------------------------------  -------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
Accumulation unit value at beginning of
 period                                    $17.80         $15.74         $15.34
Accumulation unit value at end of
 period                                    $18.40         $17.80         $15.74
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
PIMCO REAL RETURN FUND
Accumulation unit value at beginning of
 period                                    $10.65         $11.08         $11.28
Accumulation unit value at end of
 period                                    $10.96         $10.65         $11.08
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
ROYCE VALUE PLUS FUND
Accumulation unit value at beginning of
 period                                    $14.09         $12.03          $8.87
Accumulation unit value at end of
 period                                    $13.81         $14.09         $12.03
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
SSGA S&P 500 INDEX FUND
Accumulation unit value at beginning of
 period                                    $23.29         $20.55         $20.24
Accumulation unit value at end of
 period                                    $24.17         $23.29         $20.55
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
TEMPLETON GROWTH FUND, INC.
Accumulation unit value at beginning of
 period                                    $25.66         $22.94         $23.21
Accumulation unit value at end of
 period                                    $24.07         $25.66         $22.94
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
VICTORY DIVERSIFIED STOCK FUND
Accumulation unit value at beginning of
 period                                    $18.05         $16.94         $16.99
Accumulation unit value at end of
 period                                    $17.77         $18.05         $16.94
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
VICTORY SPECIAL VALUE FUND
Accumulation unit value at beginning of
 period                                    $17.08         $15.38         $15.79
Accumulation unit value at end of
 period                                    $18.29         $17.08         $15.38
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning of
 period                                        --             --             --(a)
Accumulation unit value at end of
 period                                        --             --             --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                    $12.32         $12.54         $12.11
Accumulation unit value at end of
 period                                    $13.39         $12.32         $12.54
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010           2009           2008
------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                    $22.00         $17.05         $32.75
Accumulation unit value at end of
 period                                    $25.86         $22.00         $17.05
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                    $15.65         $11.57         $18.71
Accumulation unit value at end of
 period                                    $21.37         $15.65         $11.57
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     1             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                    $10.58          $9.54         $11.15
Accumulation unit value at end of
 period                                    $10.90         $10.58          $9.54
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    54             47             --
HARTFORD VALUE HLS FUND
Accumulation unit value at beginning of
 period                                    $10.03             --             --
Accumulation unit value at end of
 period                                    $10.77             --             --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     4             --             --

                                                YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2007           2006           2005
---------------------------------------  -------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
Accumulation unit value at beginning of
 period                                    $30.13         $30.08         $29.10
Accumulation unit value at end of
 period                                    $32.75         $30.13         $30.08
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
Accumulation unit value at beginning of
 period                                    $20.79         $20.88         $21.89
Accumulation unit value at end of
 period                                    $18.71         $20.79         $20.88
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning of
 period                                    $11.24         $11.27         $11.94
Accumulation unit value at end of
 period                                    $11.15         $11.24         $11.27
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --
HARTFORD VALUE HLS FUND
Accumulation unit value at beginning of
 period                                        --             --             --(a)
Accumulation unit value at end of
 period                                        --             --             --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    --             --             --



(a)  Inception Date March 20, 2010

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                 PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                      2
 Safekeeping of Assets                                                   2
 Experts                                                                 2
 Non-Participating                                                       2
 Misstatement of Age or Sex                                              2
 Principal Underwriter                                                   2
 Additional Payments                                                     2
PERFORMANCE RELATED INFORMATION                                          4
 Total Return for all Sub-Accounts                                       4
 Yield for Sub-Accounts                                                  4
 Money Market Sub-Accounts                                               4
 Additional Materials                                                    5
 Performance Comparisons                                                 5
FINANCIAL STATEMENTS                                                    SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5244-8) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                            [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS STANDARD (SERIES A)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



- Alger Capital Appreciation Institutional Fund -- Class I
- Alger Mid Cap Growth Institutional Fund -- Class I
- Alger Small Cap Growth Institutional Fund -- Class I
- AllianceBernstein 2000 Retirement Strategy Fund -- Class A
- AllianceBernstein 2005 Retirement Strategy Fund -- Class A
- AllianceBernstein 2010 Retirement Strategy Fund -- Class A
- AllianceBernstein 2015 Retirement Strategy Fund -- Class A
- AllianceBernstein 2020 Retirement Strategy Fund -- Class A
- AllianceBernstein 2025 Retirement Strategy Fund -- Class A
- AllianceBernstein 2030 Retirement Strategy Fund -- Class A
- AllianceBernstein 2035 Retirement Strategy Fund -- Class A
- AllianceBernstein 2040 Retirement Strategy Fund -- Class A
- AllianceBernstein 2045 Retirement Strategy Fund -- Class A
- AllianceBernstein Balanced Shares Fund -- Class A
- AllianceBernstein Global Bond Fund -- Class A
- AllianceBernstein Global Value Fund -- Class A
- AllianceBernstein Growth and Income Fund -- Class A
- AllianceBernstein Growth Fund -- Class A
- AllianceBernstein High Income Fund -- Class A
- AllianceBernstein International Growth Fund -- Class A
- AllianceBernstein International Value Fund -- Class A
- AllianceBernstein Small/Mid Cap Growth Fund -- Class A
- AllianceBernstein Small/Mid Cap Value Fund -- Class A
- AllianceBernstein Value Fund -- Class A
- Allianz NFJ Dividend Value Fund -- Class A
- Allianz NFJ International Value Fund -- Class A
- Allianz NFJ Small-Cap Value Fund -- Class A
- American Century Equity Growth Fund -- Class A
- American Century Equity Income Fund -- Class A
- American Century Growth Fund -- Class A
- American Century Inflation-Adjusted Bond Fund -- Class A
- American Century Large Company Value Fund -- Class A
- American Century Ultra(R) Fund -- Class A
- American Century Vista(SM) Fund -- Class A
- American Funds AMCAP Fund(R) -- Class R3
- American Funds American Balanced Fund(R) -- Class R3
- American Funds American Mutual Fund(R) -- Class R3
- American Funds Capital Income Builder Fund(R) -- Class R3
- American Funds Capital World Growth and Income Fund(SM) -- Class R3
- American Funds EuroPacific Growth Fund(R) -- Class R3
- American Funds Fundamental Investors Fund(SM) -- Class R3
- American Funds New Perspective Fund(R) -- Class R3

- American Funds The Bond Fund of America(SM) Fund -- Class R3
- American Funds The Growth Fund of America(R) Fund -- Class R3
- American Funds The Income Fund of America(R) Fund -- Class R3
- American Funds The Investment Company of America(R) Fund -- Class R3
- American Funds The New Economy Fund(R) -- Class R3
- American Funds Washington Mutual Investors Fund(SM) -- Class R3
- Ave Maria Growth Fund
- Ave Maria Opportunity Fund
- Ave Maria Rising Dividend Fund
- BlackRock Capital Appreciation Fund, Inc. -- Investor A
- BlackRock Equity Dividend Fund -- Investor A
- BlackRock Global Allocation Fund, Inc. -- Investor A
- BlackRock Government Income Portfolio -- Investor A
- BlackRock Intermediate Government Bond Portfolio -- Investor A*
- BlackRock Large Cap Core Fund -- Investor A
- BlackRock Mid-Cap Growth Equity Portfolio -- Investor A*
- BlackRock Mid Cap Value Opportunities Fund -- Investor A
- BlackRock Mid-Cap Value Equity Portfolio -- Investor A
- BlackRock Small Cap Growth Fund II -- Investor A
- BlackRock Small/Mid-Cap Growth Portfolio -- Investor A
- BlackRock Value Opportunities Fund, Inc. -- Investor A
- Calvert Bond Portfolio -- Class A
- Calvert Equity Portfolio -- Class A
- Calvert Income Fund -- Class A
- Columbia(SM) Acorn(R) Fund -- Class A
- Columbia Contrarian Core Fund -- Class A
- Columbia Diversified Equity Income Fund -- Class R3
- Columbia Marsico 21st Century Fund -- Class A
- Columbia Marsico Growth Fund -- Class A
- Columbia Marsico International Opportunities Fund -- Class A
- Columbia Mid Cap Value Fund -- Class A
- Columbia Mid Cap Value Opportunity Fund -- Class R3
- Columbia Multi-Advisor Small Cap Value Fund -- Class R3
- Columbia Seligman Communications and Information Fund -- Class A
- Columbia Seligman Global Technology Fund -- Class A
- Columbia Small Cap Value Fund I -- Class A
- Davis Financial Fund -- Class A
- Davis New York Venture Fund -- Class A
- Domini Social Equity Fund(R) - Investor Class
- Dreyfus Bond Market Index Fund -- Class INV
- Dreyfus Midcap Index Fund
- Dreyfus S&P 500 Index Fund
- Dreyfus Smallcap Stock Index Fund
- DWS Capital Growth Fund -- Class A
- DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
- DWS Global Thematic Fund -- Class A
- DWS RREEF Real Estate Securities Fund -- Class A
- DWS Strategic Value Fund -- Class A
- Eaton Vance Balanced Fund -- Class A
- Eaton Vance Dividend Builder Fund -- Class A
- Eaton Vance Income Fund of Boston -- Class A
- Eaton Vance Large-Cap Value Fund -- Class A
- Eaton Vance Worldwide Health Sciences Fund -- Class A
- Federated Capital Appreciation Fund -- Class A
- Federated Kaufmann Fund -- Class R
- Federated Mid Cap Growth Strategies Fund -- Class A
- Fidelity(R) Advisor Equity Growth Fund -- Class T
- Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
- Fidelity(R) Advisor Stock Selector All Cap Fund -- Class T
- Franklin Growth Fund -- Class A
- Franklin Income Fund -- Class A
- Franklin Small Cap Value Fund -- Class A
- Franklin Strategic Income Fund -- Class A
- Franklin Templeton Conservative Allocation Fund -- Class A
- Franklin Templeton Growth Allocation Fund -- Class A
- Franklin Templeton Moderate Allocation Fund -- Class A
- Franklin Total Return Fund -- Class A
- Goldman Sachs Absolute Return Tracker -- Class A
- Goldman Sachs Capital Growth Fund -- Class A
- Goldman Sachs Government Income Fund -- Class A
- Goldman Sachs Growth Opportunities Fund -- Class A
- Goldman Sachs High Yield Fund -- Class A
- Goldman Sachs Large Cap Value Fund -- Class A
- Goldman Sachs Mid Cap Value Fund -- Class A
- Goldman Sachs Satellite Strategies -- Class A
- Goldman Sachs Small Cap Value Fund -- Class A
- Goldman Sachs Small/Mid Cap Growth Fund -- Class A
- Hartford Advisers HLS Fund -- Class IB
- Hartford Disciplined Equity HLS Fund -- Class IB
- Hartford Dividend and Growth HLS Fund -- Class IB
- Hartford Global Growth HLS Fund -- Class IB
- Hartford Global Health HLS Fund -- Class IB

- Hartford Global Research HLS Fund -- Class IB
- Hartford Growth HLS Fund -- Class IB
- Hartford Growth Opportunities HLS Fund -- Class IB
- Hartford Index HLS Fund -- Class IB
- Hartford Money Market HLS Fund -- Class IB
- Hartford Small Company HLS Fund -- Class IB
- Hartford SmallCap Growth HLS Fund -- Class IB
- Hartford Total Return Bond HLS Fund -- Class IB
- Hartford Value HLS Fund -- Class IB
- Invesco Basic Value Fund -- Class A**
- Invesco Capital Development Fund -- Class A
- Invesco European Growth Fund -- Class A
- Invesco International Growth Fund -- Class A
- Invesco Large Cap Growth Fund -- Class A**
- Invesco Mid Cap Core Equity Fund -- Class A
- Invesco Real Estate Fund -- Class A
- Invesco Small Cap Equity Fund -- Class A
- Invesco Small Cap Growth Fund -- Class A
- Invesco Van Kampen American Franchise Fund -- Class A
- Invesco Van Kampen American Value Fund -- Class A
- Invesco Van Kampen Comstock Fund -- Class A
- Invesco Van Kampen Equity and Income Fund -- Class A
- Invesco Van Kampen Growth and Income Fund -- Class A
- Invesco Van Kampen International Growth Fund -- Class A**
- Invesco Van Kampen Mid Cap Growth Fund -- Class A
- Invesco Van Kampen Real Estate Securities Fund -- Class A
- Invesco Van Kampen Small Cap Growth Fund -- Class A
- Invesco Van Kampen Small Cap Value Fund -- Class A
- Invesco Van Kampen Value Opportunities Fund -- Class A
- Ivy Asset Strategy Fund -- Class Y
- Ivy Global Natural Resources Fund -- Class Y
- Ivy Large Cap Growth Fund -- Class Y
- Ivy Science & Technology Fund -- Class Y
- Janus Balanced Fund -- Class S
- Janus Enterprise Fund -- Class S
- Janus Flexible Bond Fund -- Class S
- Janus Forty Fund -- Class S
- Janus Overseas Fund -- Class S
- JPMorgan Core Bond Fund -- Class A
- JPMorgan Small Cap Equity Fund -- Class A
- JPMorgan Small Cap Growth Fund -- Class A
- JPMorgan Small Cap Value Fund -- Class A
- JPMorgan SmartRetirement 2010 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2015 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2020 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2025 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2030 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2035 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2040 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2045 Fund(SM) -- Class A
- JPMorgan SmartRetirement 2050 Fund(SM) -- Class A
- JPMorgan SmartRetirement Income(R) Fund -- Class A
- JPMorgan U.S. Real Estate Fund -- Class A
- Legg Mason Capital Management Value Trust, Inc. -- Class FI
- Legg Mason ClearBridge Aggressive Growth Fund -- Class FI
- Legg Mason ClearBridge Appreciation Fund -- Class A
- Legg Mason ClearBridge Fundamental All Cap Value Fund -- Class A
- Legg Mason ClearBridge Mid Cap Core Fund -- Class A
- Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
- Legg Mason ClearBridge Small Cap Value Fund -- Class A
- LifePath 2020 Portfolio(R) -- Investor A
- LifePath 2030 Portfolio(R) -- Investor A
- LifePath 2040 Portfolio(R) -- Investor A
- LifePath(R) Retirement Portfolio -- Investor A
- LKCM Aquinas Growth Fund
- LKCM Aquinas Value Fund
- Loomis Sayles Bond Fund -- Class ADM
- Lord Abbett Affiliated Fund, Inc. -- Class A
- Lord Abbett Bond-Debenture Fund, Inc. -- Class A
- Lord Abbett Classic Stock Fund -- Class A
- Lord Abbett Developing Growth Fund, Inc. -- Class A
- Lord Abbett Fundamental Equity Fund -- Class A
- Lord Abbett International Core Equity Fund -- Class A
- Lord Abbett Small-Cap Blend Fund -- Class A
- Managers Cadence Mid-Cap Fund -- Class A
- Marshall International Stock Fund -- Class Y
- Marshall Mid-Cap Value Fund -- Class Y
- Massachusetts Investors Trust -- Class R3
- MFS(R) Core Equity Fund -- Class R3
- MFS(R) Core Growth Fund -- Class R3
- MFS(R) Government Securities Fund -- Class R3
- MFS(R) International New Discovery Fund -- Class R3
- MFS(R) International Value Fund -- Class R3
- MFS(R) New Discovery Fund -- Class R3
- MFS(R) Research Bond Fund -- Class R3
- MFS(R) Research International Fund -- Class R3
- MFS(R) Technology Fund -- Class R3
- MFS(R) Total Return Fund -- Class R3
- MFS(R) Utilities Fund -- Class R3
- MFS(R) Value Fund -- Class R3
- Munder Mid-Cap Core Growth Fund -- Class A
- Mutual Beacon Fund -- Class A
- Mutual Global Discovery Fund -- Class A

- Mutual Shares Fund -- Class A
- Neuberger Berman Socially Responsible Fund -- Class A
- Nuveen Small Cap Index Fund -- Class A
- Nuveen Tradewinds International Value -- Class A
- Oppenheimer Capital Income Fund -- Class A
- Oppenheimer Equity Fund, Inc. -- Class A
- Oppenheimer Global Fund -- Class A
- Oppenheimer Global Strategic Income Fund -- Class A
- Oppenheimer Gold & Special Minerals Fund -- Class A
- Oppenheimer International Bond Fund -- Class A
- Oppenheimer International Growth Fund -- Class A
- Oppenheimer Main Street Fund(R) -- Class A
- Oppenheimer Main Street Select Fund(TM) -- Class A
- Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
- Oppenheimer Real Estate Fund -- Class A
- Oppenheimer Small- & Mid-Cap Value Fund -- Class A
- Perkins Mid Cap Value Fund -- Class S
- PIMCO Emerging Markets Bond Fund -- Class A
- PIMCO Real Return Fund -- Class A
- PIMCO Total Return Fund -- Class A
- Pioneer Emerging Markets Fund -- Class A
- Pioneer Equity Income Fund -- Class A
- Pioneer Fund -- Class A
- Pioneer Growth Opportunities Fund -- Class A
- Pioneer High Yield Fund -- Class A
- Pioneer Mid Cap Value Fund -- Class A
- Pioneer Oak Ridge Small Cap Growth Fund -- Class A
- Pioneer Strategic Income Fund -- Class A
- Prudential Jennison 20/20 Focus Fund -- Class A
- Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
- Putnam Equity Income Fund -- Class A
- Putnam International Capital Opportunities Fund -- Class A
- Putnam Investors Fund -- Class A
- Putnam Multi-Cap Growth Fund -- Class A
- Putnam Small Cap Growth Fund -- Class A
- RidgeWorth Large Cap Value Equity Fund -- Class A
- RidgeWorth Mid-Cap Value Equity Fund -- Class A
- RidgeWorth Small Cap Value Equity Fund -- Class A
- Royce Total Return Fund -- Class K
- Royce Value Fund -- Class K
- Russell LifePoints(R) Balanced Strategy Fund -- Class R2
- Russell LifePoints(R) Conservative Strategy Fund -- Class R2
- Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2
- Russell LifePoints(R) Growth Strategy Fund -- Class R2
- Russell LifePoints(R) Moderate Strategy Fund -- Class R2
- SSgA Small Cap Fund -- Class R
- T. Rowe Price Equity Income Fund -- Class R
- T. Rowe Price Growth Stock Fund -- Class R
- T. Rowe Price Retirement 2010 Fund -- Class R
- T. Rowe Price Retirement 2020 Fund -- Class R
- T. Rowe Price Retirement 2030 Fund -- Class R
- T. Rowe Price Retirement 2040 Fund -- Class R
- T. Rowe Price Retirement 2050 Fund -- Class R
- T. Rowe Price Retirement Income Fund -- Class R
- Templeton Developing Markets Trust -- Class A
- Templeton Foreign Fund -- Class A
- Templeton Global Bond Fund -- Class A
- Templeton Global Opportunities Trust -- Class A
- Templeton Growth Fund, Inc. -- Class A
- The Hartford Balanced Allocation Fund -- Class R4
- The Hartford Balanced Income Fund -- Class R4
- The Hartford Capital Appreciation Fund -- Class R4
- The Hartford Conservative Allocation Fund -- Class R4
- The Hartford Equity Growth Allocation Fund -- Class R4
- The Hartford Fundamental Growth Fund -- Class R4
- The Hartford Global All-Asset Fund -- Class R4
- The Hartford Growth Allocation Fund -- Class R4
- The Hartford Inflation Plus Fund -- Class R4
- The Hartford International Small Company Fund -- Class R4
- The Hartford MidCap Value Fund -- Class R4
- The Hartford Target Retirement 2010 Fund -- Class R4
- The Hartford Target Retirement 2015 Fund -- Class R4
- The Hartford Target Retirement 2020 Fund -- Class R4
- The Hartford Target Retirement 2025 Fund -- Class R4
- The Hartford Target Retirement 2030 Fund -- Class R4
- The Hartford Target Retirement 2035 Fund -- Class R4
- The Hartford Target Retirement 2040 Fund -- Class R4
- The Hartford Target Retirement 2045 Fund -- Class R4
- The Hartford Target Retirement 2050 Fund -- Class R4
- Thornburg Core Growth Fund -- Class R4
- Thornburg International Value Fund -- Class R4
- Thornburg Value Fund -- Class R4
- Timothy Plan Large/Mid-Cap Value Fund -- Class A
- UBS Dynamic Alpha Fund -- Class A

- UBS Global Allocation Fund -- Class A
- UBS U.S. Allocation Fund -- Class A
- Victory Diversified Stock Fund -- Class A
- Victory Established Value Fund -- Class A
- Victory Small Company Opportunity Fund -- Class A
- Victory Special Value Fund -- Class A
- Wells Fargo Advantage Asset Allocation Fund -- Class A
- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
- Wells Fargo Advantage International Equity Fund -- Class A
- Wells Fargo Advantage Total Return Bond Fund -- Class A
- Wells Fargo Advantage Utility and Telecommunications Fund -- Class A




* Effective on or about July 15, 2011, the following underlying Funds will be added to this Prospectus:



     BlackRock Intermediate Government Bond Portfolio -- Investor A



     BlackRock Mid-Cap Growth Equity Portfolio -- Investor A



** Pending shareholder approval, effective on or about May 23, 2011, the following underlying Funds will merge into the following surviving Funds:



                    UNDERLYING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Invesco Basic Value Fund -- Class A                      Invesco Van Kampen Value Opportunities Fund -- Class A
Invesco Large Cap Growth Fund -- Class A                 Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen International Growth Fund -- Class A  Invesco International Growth Fund -- Class A


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                              PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                            7
FEE TABLE                                                            9
SUMMARY                                                             18
PERFORMANCE RELATED INFORMATION                                     21
HARTFORD LIFE INSURANCE COMPANY                                     22
THE SEPARATE ACCOUNT                                                22
THE FUNDS                                                           22
GENERAL ACCOUNT OPTION                                              44
CONTRACT CHARGES                                                    44
 Contingent Deferred Sales Charge                                   44
 Annual Maintenance Fee                                             45
 Is there ever a time when the Contingent Deferred Sales Charge
  or Annual Maintenance Fee do not apply?                           45
 Mortality and Expense Risk and Administrative Charge               46
 Loan Fees                                                          47
 Premium Taxes                                                      47
 Transfer Fee                                                       47
 Experience Rating under the Contracts                              47
 Negotiated Charges and Fees                                        48
 Charges of the Funds                                               48
 Plan Related Expenses                                              48
THE CONTRACTS                                                       48
 The Contracts Offered                                              48
 Assignments                                                        48
 Pricing and Crediting of Contributions                             48
 May I cancel my certificate?                                       49
 What is a Surrender Charge Offset?                                 49
 May I make changes in the amounts of my Contribution?              49
 Can you transfer from one Sub-Account to another?                  49
 What is a Sub-Account Transfer?                                    49
 What Happens When you Request a Sub-Account Transfer?              49
 What Restrictions Are There on your Ability to Make a
  Sub-Account Transfer?                                             50
 Fund Trading Policies                                              51
 How are you affected by frequent Sub-Account Transfers?            51
 General Account Option Transfers                                   52
 Telephone and Internet Transfers                                   52
 Dollar Cost Averaging                                              52
 May I request a loan from my Participant Account?                  53
 How do I know what my Participant Account is worth?                53
 How are the underlying Fund shares valued?                         54
DEATH BENEFITS                                                      55
 Determination of the Beneficiary                                   55
 Death before the Annuity Commencement Date                         55
 Calculation of the death benefit                                   55
 Death on or after the Annuity Commencement Date                    55
SETTLEMENT PROVISIONS                                               56
 Can payment of the Surrender value ever be postponed beyond the
  seven-day period?                                                 56
 May I Surrender once Annuity Payouts have started?                 56
 How do I elect an Annuity Commencement Date and Annuity Payout
  Option?                                                           57
 What is the minimum amount that I may select for an Annuity
  Payout?                                                           57
 How are Contributions made to establish an Annuity Account?        57
 Can a Contract be suspended by a Contract Owner?                   57
 Annuity Payout Options                                             57
 Systematic Withdrawal Option                                       58
 How are Variable Annuity Payouts determined?                       59
FEDERAL TAX CONSIDERATIONS                                          60
 A. General                                                         60
 B. Taxation of Hartford and the Separate Account                   60
 C. Diversification of the Separate Account                         61
 D. Tax Ownership of the Assets in the Separate Account             61
 E. Non-Natural Persons as Owners                                   62
 F. Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                      62
 G. Generation Skipping Transfer Tax                                62
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                62
MORE INFORMATION                                                    71
 Can a Contract be modified?                                        71
 Can Hartford waive any rights under a Contract?                    71
 How Contracts Are Sold                                             71
 Who is the custodian of the Separate Account's assets?             72
 Are there any material legal proceedings affecting the Separate
  Account?                                                          73
 How may I get additional information?                              73
APPENDIX I -- ACCUMULATION UNIT VALUES                              74
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION          258

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

  AFTER ANNUITY COMMENCEMENT DATE:

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                         1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.40%               4.11%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Allocation Funds, the JPMorgan Smart Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the LifePath(R) Retirement Portfolios, the Russell LifePoints(R) Strategy Funds, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,053
3 years                                                                   $2,004
5 years                                                                   $2,945
10 years                                                                  $5,600



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $549
3 years                                                                   $1,695
5 years                                                                   $2,824
10 years                                                                  $5,570



     (3) If you do not Surrender your Contract:



1 year                                                                      $579
3 years                                                                   $1,725
5 years                                                                   $2,854
10 years                                                                  $5,600

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,032
3 years                                                                   $1,948
5 years                                                                   $2,856
10 years                                                                  $5,450



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $529
3 years                                                                   $1,637
5 years                                                                   $2,733
10 years                                                                  $5,420



     (3) If you do not Surrender your Contract:



1 year                                                                      $559
3 years                                                                   $1,667
5 years                                                                   $2,763
10 years                                                                  $5,450



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,012
3 years                                                                   $1,891
5 years                                                                   $2,766
10 years                                                                  $5,296



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $508
3 years                                                                   $1,579
5 years                                                                   $2,642
10 years                                                                  $5,266



     (3) If you do not Surrender your Contract:



1 year                                                                      $538
3 years                                                                   $1,609
5 years                                                                   $2,672
10 years                                                                  $5,296

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,002
3 years                                                                   $1,863
5 years                                                                   $2,720
10 years                                                                  $5,218



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $498
3 years                                                                   $1,550
5 years                                                                   $2,597
10 years                                                                  $5,188



     (3) If you do not Surrender your Contract:



1 year                                                                      $528
3 years                                                                   $1,580
5 years                                                                   $2,627
10 years                                                                  $5,218



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $991
3 years                                                                   $1,834
5 years                                                                   $2,675
10 years                                                                  $5,140



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $488
3 years                                                                   $1,521
5 years                                                                   $2,551
10 years                                                                  $5,110



     (3) If you do not Surrender your Contract:



1 year                                                                      $518
3 years                                                                   $1,551
5 years                                                                   $2,581
10 years                                                                  $5,140

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $976
3 years                                                                   $1,791
5 years                                                                   $2,606
10 years                                                                  $5,020



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $473
3 years                                                                   $1,477
5 years                                                                   $2,481
10 years                                                                  $4,990



     (3) If you do not Surrender your Contract:



1 year                                                                      $503
3 years                                                                   $1,507
5 years                                                                   $2,511
10 years                                                                  $5,020



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $961
3 years                                                                   $1,748
5 years                                                                   $2,537
10 years                                                                  $4,898



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $457
3 years                                                                   $1,433
5 years                                                                   $2,412
10 years                                                                  $4,868



     (3) If you do not Surrender your Contract:



1 year                                                                      $487
3 years                                                                   $1,463
5 years                                                                   $2,442
10 years                                                                  $4,898

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $940
3 years                                                                   $1,691
5 years                                                                   $2,444
10 years                                                                  $4,733



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $437
3 years                                                                   $1,374
5 years                                                                   $2,318
10 years                                                                  $4,703



     (3) If you do not Surrender your Contract:



1 year                                                                      $467
3 years                                                                   $1,404
5 years                                                                   $2,348
10 years                                                                  $4,733



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $925
3 years                                                                   $1,647
5 years                                                                   $2,374
10 years                                                                  $4,607



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $421
3 years                                                                   $1,330
5 years                                                                   $2,247
10 years                                                                  $4,577



     (3) If you do not Surrender your Contract:



1 year                                                                      $451
3 years                                                                   $1,360
5 years                                                                   $2,277
10 years                                                                  $4,607


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                   ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                        SURRENDERED
--------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                MORTALITY AND EXPENSE
TOTAL VALUE OF PARTICIPANT ACCOUNTS                                   RISK AND
UNDER A CONTRACT                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 Alger Mid Cap Growth Institutional Fund -- Class  Long-term capital appreciation          Fred Alger Management, Inc.
  I
 Alger Small Cap Growth Institutional Fund --      Long-term capital appreciation          Fred Alger Management, Inc.
  Class I (a)
 AllianceBernstein 2000 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2005 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2010 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2015 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2020 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2025 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2030 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2035 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2040 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2045 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A                                       time consistent with its asset mix      Services, Inc.
 AllianceBernstein Balanced Shares Fund -- Class   Total return consistent with            ABIS -- AllianceBernstein Investor
  A                                                reasonable risks through a combination  Services, Inc.
                                                   of income and long-term growth of
                                                   capital
 AllianceBernstein Global Bond Fund -- Class A     To generate income consistent with      ABIS -- AllianceBernstein Investor
                                                   preservation of capital                 Services, Inc.
 AllianceBernstein Global Value Fund -- Class A    Long-term growth of capital             ABIS -- AllianceBernstein Investor
                                                                                           Services, Inc.
 AllianceBernstein Growth and Income Fund --       Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A (b)                                                                              Services, Inc.
 AllianceBernstein Growth Fund -- Class A          Long-term growth of capital             ABIS -- AllianceBernstein Investor
                                                                                           Services, Inc.
 AllianceBernstein High Income Fund -- Class A     Seeks to maximize total returns from    ABIS -- AllianceBernstein Investor
                                                   price appreciation and income           Services, Inc.
 AllianceBernstein International Growth Fund --    Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 AllianceBernstein International Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 AllianceBernstein Small/Mid Cap Growth Fund --    Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 AllianceBernstein Small/Mid Cap Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Value Fund -- Class A           Long-term growth of capital             ABIS -- AllianceBernstein Investor
                                                                                           Services, Inc.
 Allianz NFJ Dividend Value Fund -- Class A        Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 Allianz NFJ International Value Fund -- Class A   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 Allianz NFJ Small-Cap Value Fund -- Class A (c)   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Century Equity Growth Fund -- Class A    The fund seeks long-term capital        American Century Investment
                                                   growth by investing in common stocks    Management, Inc.
 American Century Equity Income Fund -- Class A    The fund seeks current income. Capital  American Century Investment
                                                   appreciation is a secondary objective   Management, Inc.
 American Century Growth Fund -- Class A           The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Century Inflation-Adjusted Bond Fund --  The fund seeks to provide total return  American Century Investment
  Class A (b)                                      and inflation protection consistent     Management, Inc.
                                                   with investment in inflation-indexed
                                                   securities
 American Century Large Company Value Fund --      The fund seeks long-term capital        American Century Investment
  Class A                                          growth, income is a secondary           Management, Inc.
                                                   objective
 American Century Ultra(R) Fund -- Class A (b)     The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Century Vista(SM) Fund -- Class A        The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Funds AMCAP Fund(R) -- Class R3          Seeks to provide long-term growth of    Capital Research and Management
                                                   capital                                 Company
 American Funds American Balanced Fund(R) --       Seeks to provide conservation of        Capital Research and Management
  Class R3                                         capital, current income and long-term   Company
                                                   growth of capital and income
 American Funds American Mutual Fund(R) -- Class   Strives to provide for the balanced     Capital Research and Management
  R3                                               accomplishment of three objectives:     Company
                                                   current income, capital growth and
                                                   conservation of principal
 American Funds Capital Income Builder Fund(R) --  Seeks to provide above-average current  Capital Research and Management
  Class R3                                         income, a growing stream of income and  Company
                                                   secondarily, growth of capital
 American Funds Capital World Growth and Income    Seeks to provide long-term growth of    Capital Research and Management
  Fund(SM) -- Class R3                             capital with current income by          Company
                                                   investing globally in established,
                                                   growing companies all over the world,
                                                   including the United States

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds EuroPacific Growth Fund(R) --      Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital by investing in companies       Company
                                                   based outside the United States
 American Funds Fundamental Investors Fund(SM) --  Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital and income primarily through    Company
                                                   investments in common stocks
 American Funds New Perspective Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments all over    Company
                                                   the world, including the United States
 American Funds The Bond Fund of America(SM) Fund  Seeks to provide as high a level of     Capital Research and Management
  -- Class R3                                      current income as is consistent with    Company
                                                   the preservation of capital
 American Funds The Growth Fund of America(R)      Seeks to provide growth of capital      Capital Research and Management
  Fund -- Class R3                                                                         Company
 American Funds The Income Fund of America(R)      Seeks to provide current income and,    Capital Research and Management
  Fund -- Class R3                                 secondarily, growth of capital through  Company
                                                   a flexible mix of equity and debt
                                                   instruments
 American Funds The Investment Company of          Seeks to provide long-term growth of    Capital Research and Management
  America(R) Fund -- Class R3                      capital and income, placing greater     Company
                                                   emphasis on future dividends than on
                                                   current income
 American Funds The New Economy Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments in          Company
                                                   services and information industries in
                                                   the U.S. and around the world
 American Funds Washington Mutual Investors        Seeks to provide current income and     Capital Research and Management
  Fund(SM) -- Class R3                             the opportunity for growth of           Company
                                                   principal consistent with sound
                                                   common-stock investing
 Ave Maria Growth Fund                             Long-term capital appreciation          Schwartz Investment Counsel, Inc. JLB
                                                                                           & Associates, Inc.
 Ave Maria Opportunity Fund                        Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund                    Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund, Inc. --      Seeks long-term growth of capital       BlackRock Advisors, LLC
  Investor A (1)                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Equity Dividend Fund -- Investor A      Seeks long-term total return and        BlackRock Advisors, LLC
                                                   current income                          Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Global Allocation Fund, Inc. --         Seeks to provide high total investment  BlackRock Advisors, LLC
  Investor A                                       return                                  Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BlackRock Government Income Portfolio --          Seeks to maximize total return,         BlackRock Advisors, LLC
  Investor A (b)                                   consistent with income generation and   Sub-advised by BlackRock Financial
                                                   prudent investment management           Management, Inc.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Intermediate Government Bond Portfolio  Seeks to maximize total return,         BlackRock Advisors, LLC
  -- Investor A*                                   consistent with income generation and   Sub-Advised by BlackRock Financial
                                                   prudent investment management.          Management, Inc.
 BlackRock Large Cap Core Fund -- Investor A       Seeks long-term capital growth          BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Mid-Cap Growth Equity Portfolio --      Long-term capital appreciation          BlackRock Advisors, LLC
  Investor A*
 BlackRock Mid Cap Value Opportunities Fund --     Capital appreciation and, secondarily,  BlackRock Advisors, LLC
  Investor A                                       income, by investing in securities      Sub-advised by BlackRock Investment
                                                   that fund management believes are       Management, LLC
                                                   undervalued
 BlackRock Mid-Cap Value Equity Portfolio --       Seeks long-term capital appreciation    BlackRock Advisors, LLC
  Investor A
 BlackRock Small Cap Growth Fund II -- Investor A  Seeks long-term growth of capital       BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Capital
                                                                                           Management, Inc.
 BlackRock Small/Mid-Cap Growth Portfolio --       Seeks to provide growth of capital      BlackRock Advisors, LLC
  Investor A
 BlackRock Value Opportunities Fund, Inc. --       Long-term growth of capital             BlackRock Advisors, LLC
  Investor A (b)                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 Calvert Bond Portfolio -- Class A (2)             Seeks to provide as high a level of     Calvert Investment Management Inc.
                                                   current income as is consistent with
                                                   prudent investment risk and
                                                   preservation of capital through
                                                   investment in bonds and other straight
                                                   debt securities meeting the Fund's
                                                   investment criteria, including
                                                   financial, sustainability and social
                                                   responsibility factors
 Calvert Equity Portfolio -- Class A (3)           Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors
 Calvert Income Fund -- Class A                    Seeks to maximize income, to the        Calvert Investment Management Inc.
                                                   extent consistent with preservation of
                                                   capital, through investment in bonds
                                                   and income-producing securities
 Columbia(SM) Acorn(R) Fund -- Class A             Seeks long-term capital appreciation    Columbia Wanger Asset Management, L.
                                                                                           P.
 Columbia Contrarian Core Fund -- Class A          Total return comprised of long-term     Columbia Management Investment
                                                   capital appreciation and current        Advisers, LLC
                                                   income
 Columbia Diversified Equity Income Fund -- Class  High level of current income, as a      Columbia Management Investment
  R3 (4)(d)                                        secondary objective, steady growth of   Advisers, LLC
                                                   capital


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico 21st Century Fund -- Class A     Seeks long-term growth of capital       Columbia Management Investment
                                                                                           Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Marsico Growth Fund -- Class A           Seeks long-term growth of capital       Columbia Management Investment
                                                                                           Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Marsico International Opportunities      Seeks long-term growth of capital       Columbia Management Investment
  Fund -- Class A (c)                                                                      Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Mid Cap Value Fund -- Class A            Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Columbia Mid Cap Value Opportunity Fund -- Class  Seeks long-term growth of capital       Columbia Management Investment
  R3 (5)(d)                                                                                Advisers, LLC
 Columbia Multi-Advisor Small Cap Value Fund --    Seeks long-term capital appreciation    Columbia Management Investment
  Class R3 (6)(d)                                                                          Advisers, LLC
 Columbia Seligman Communications and Information  Seeks to provide shareholders with      Columbia Management Investment
  Fund -- Class A (7)                              capital gain                            Advisers, LLC
 Columbia Seligman Global Technology Fund --       Seeks long-term capital appreciation    Columbia Management Investment
  Class A (8)                                                                              Advisers, LLC
 Columbia Small Cap Value Fund I -- Class A (e)    Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Davis Financial Fund -- Class A                   Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Davis New York Venture Fund -- Class A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Domini Social Equity Fund(R) -- Investor Class    Seeks long-term total return            Domini Social Investments, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Dreyfus Bond Market Index Fund -- Class INV       Seeks to match Barclay's Capital        The Dreyfus Corporation
                                                   Aggregate Index
 Dreyfus Midcap Index Fund                         Seeks to match S&P MidCap 400 Index     The Dreyfus Corporation
 Dreyfus S&P 500 Index Fund                        Seeks to match the S&P 500 Stock Index  The Dreyfus Corporation
 Dreyfus Smallcap Stock Index Fund                 Seeks to match the S&P Small Cap 600    The Dreyfus Corporation
                                                   Index
 DWS Capital Growth Fund -- Class A                Seeks long-term growth of capital       Deutsche Investment Management
                                                                                           Americas Inc.
 DWS Enhanced Emerging Markets Fixed Income Fund   Seeks high current income and,          Deutsche Investment Management
  -- Class A (9)                                   secondarily, long-term capital          Americas Inc.
                                                   appreciation
 DWS Global Thematic Fund -- Class A               Long-term growth of capital             Deutsche Investment Management
                                                                                           Americas Inc.
                                                                                           Sub-advised by Global Thematic
                                                                                           Partners, LLC
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 DWS RREEF Real Estate Securities Fund -- Class A  Long-term capital appreciation and      Deutsche Investment Management
  (f)                                              current income                          Americas Inc.
                                                                                           Sub-advised by RREEF America L.L.C.
 DWS Strategic Value Fund -- Class A               Seeks to achieve high rate of total     Deutsche Investment Management
                                                   return                                  Americas Inc.
                                                                                           Sub-advised by Dreman Value Management
                                                                                           L.L.C.
 Eaton Vance Balanced Fund -- Class A              Current income and long-term growth of  Boston Management & Research capital
 Eaton Vance Dividend Builder Fund -- Class A (b)  Seeks total return                      Boston Management & Research
 Eaton Vance Income Fund of Boston -- Class A      Provide as much current income as       Boston Management & Research
                                                   possible
 Eaton Vance Large-Cap Value Fund -- Class A       Seeks total return                      Boston Management & Research
 Eaton Vance Worldwide Health Sciences Fund --     Seeks long-term capital growth by       OrbiMed Advisors LLC
  Class A                                          investing in a worldwide and
                                                   diversified portfolio of health
                                                   sciences companies
 Federated Capital Appreciation Fund -- Class A    Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
 Federated Kaufmann Fund -- Class R (10)           Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
                                                                                           Sub-advised by Federated Global
                                                                                           Investment Management Corp
 Federated Mid Cap Growth Strategies Fund --       Seeks capital appreciation              Federated Equity Management Company of
  Class A                                                                                  Pennsylvania
 Fidelity(R) Advisor Equity Growth Fund -- Class   Seeks capital appreciation              Fidelity Management & Research Company
  T (b)
 Fidelity(R) Advisor Leveraged Company Stock Fund  Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T
 Fidelity(R) Advisor Stock Selector All Cap Fund   Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T (11)
 Franklin Growth Fund -- Class A                   Seeks capital appreciation              Franklin Investment Advisory Services,
                                                                                           LLC
                                                                                           Franklin Investment Advisory Services,
                                                                                           LLC
 Franklin Income Fund -- Class A                   Seeks to maximize income while          Franklin Advisers, Inc.
                                                   maintaining prospects for capital
                                                   appreciation
 Franklin Small Cap Value Fund -- Class A          Seeks long-term total return            Franklin Advisory Services, LLC
 Franklin Strategic Income Fund -- Class A         Seeks a high level of current income.   Franklin Advisers, Inc.
                                                   Its secondary goal is capital
                                                   appreciation over the long term
 Franklin Templeton Conservative Allocation Fund   Highest level of long-term total        Franklin Advisers, Inc.
  -- Class A                                       return, consistent with a lower level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   shorter investment horizon


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Growth Allocation Fund --      Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a higher level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   longer investment horizon
 Franklin Templeton Moderate Allocation Fund --    Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a moderate
                                                   level of risk. This Fund may be most
                                                   appropriate for investors with an
                                                   intermediate investment horizon
 Franklin Total Return Fund -- Class A             High current income, consistent with    Franklin Advisers, Inc.
                                                   preservation of capital with a
                                                   secondary goal of capital appreciation
 Goldman Sachs Absolute Return Tracker -- Class A  Seeks to achieve investment results     Goldman Sachs Asset Management, L.P.
                                                   that approximate the performance of
                                                   the Goldman Sachs Absolute Return
                                                   Tracker Index (the "GS-ART Index")
 Goldman Sachs Capital Growth Fund -- Class A (b)  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 Goldman Sachs Government Income Fund -- Class A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 Goldman Sachs Growth Opportunities Fund -- Class  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 Goldman Sachs High Yield Fund -- Class A          A high level of current income and may  Goldman Sachs Asset Management, L.P.
                                                   also consider the potential for
                                                   capital appreciation
 Goldman Sachs Large Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Mid Cap Value Fund -- Class A       Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Satellite Strategies -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Small Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Small/Mid Cap Growth Fund -- Class  Seeks long-term growth of capital       Goldman Sachs Asset Management, L.P.
  A
 Invesco Basic Value Fund -- Class A**             Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Capital Development Fund -- Class A       Long-term growth of capital             Invesco Advisers, Inc.
 Invesco European Growth Fund -- Class A           Long-term capital growth                Invesco Advisers, Inc.
 Invesco International Growth Fund -- Class A      Long-term capital growth                Invesco Advisers, Inc.
 Invesco Large Cap Growth Fund -- Class A**        Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Mid Cap Core Equity Fund -- Class A (b)   Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Real Estate Fund -- Class A (g)           Total return through growth of capital  Invesco Advisers, Inc.
                                                   and current income
 Invesco Small Cap Equity Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Small Cap Growth Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.


                        29

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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen American Franchise Fund --     Long-term capital appreciation          Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen American Value Fund -- Class   To seek to provide a high total return  Invesco Advisers, Inc.
  A                                                by investing in equity securities of
                                                   small -- to mid sized -- corporations
 Invesco Van Kampen Comstock Fund -- Class A       To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Invesco Van Kampen Growth and Income Fund --      To seek income and long-term growth of  Invesco Advisers, Inc.
  Class A                                          capital
 Invesco Van Kampen International Growth Fund --   Capital appreciation, with a secondary  Invesco Advisers, Inc.
  Class A**                                        objective of income
 Invesco Van Kampen Mid Cap Growth Fund -- Class   To seek capital growth                  Invesco Advisers, Inc.
  A
 Invesco Van Kampen Real Estate Securities Fund    To seek long-term growth of capital.    Invesco Advisers, Inc.
  -- Class A (g)                                   Current income is the secondary
                                                   investment objective
 Invesco Van Kampen Small Cap Growth Fund --       To seek capital appreciation            Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen Small Cap Value Fund -- Class  To seek capital appreciation            Invesco Advisers, Inc.
  A
 Invesco Van Kampen Value Opportunities Fund --    Seeks capital growth and income         Invesco Advisers, Inc.
  Class A
 Ivy Asset Strategy Fund -- Class Y                High total return over the long-term    Ivy Investment Management Company
 Ivy Global Natural Resources Fund -- Class Y      To provide long-term growth             Ivy Investment Management Company
                                                                                           Sub-advised by Mackenzie Financial
                                                                                           Corporation
 Ivy Large Cap Growth Fund -- Class Y              To provide appreciation of your         Ivy Investment Management Company
                                                   investment
 Ivy Science & Technology Fund -- Class Y          To provide long-term capital growth     Ivy Investment Management Company
 Janus Balanced Fund -- Class S                    Seeks long-term capital growth,         Janus Capital Management LLC
                                                   consistent with preservation of
                                                   capital and balanced by current income
 Janus Enterprise Fund -- Class S                  Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Flexible Bond Fund -- Class S (b)           Seeks to obtain maximum total return,   Janus Capital Management LLC
                                                   consistent with preservation of
                                                   capital
 Janus Forty Fund -- Class S                       Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Overseas Fund -- Class S                    Seeks long-term growth of capital       Janus Capital Management LLC


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Core Bond Fund -- Class A                Seeks to maximize total return by       JPMorgan Investment Management Inc.
                                                   investing primarily in a diversified
                                                   portfolio of intermediate- and
                                                   long-term debt securities
 JPMorgan Small Cap Equity Fund -- Class A (h)     Seeks capital growth over the long      JPMorgan Investment Management Inc.
                                                   term
 JPMorgan Small Cap Growth Fund -- Class A         Seeks long-term capital growth          JPMorgan Investment Management Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization and emerging
                                                   growth companies
 JPMorgan Small Cap Value Fund -- Class A          Seeks long-term capital growth          JPMorgan Investment Management Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization companies
 JPMorgan SmartRetirement 2010 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2015 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2020 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2025 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2030 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2035 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2040 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2045 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement 2050 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement Income(R) Fund -- Class  Seeks current income and some capital   JPMorgan Investment Management Inc.
  A                                                appreciation
 JPMorgan U.S. Real Estate Fund -- Class A         Seeks a high level of current income    JPMorgan Investment Management Inc.
                                                   and long-term capital appreciation
                                                   primarily through investments in real
                                                   estate securities
 Legg Mason Capital Management Value Trust, Inc.   Seeks long-term capital growth          Legg Mason Capital Management, Inc.
  -- Class FI
 Legg Mason ClearBridge Aggressive Growth Fund --  Seeks capital appreciation              ClearBridge Advisors
  Class FI (i)
 Legg Mason ClearBridge Appreciation Fund --       Long-term capital appreciation          ClearBridge Advisors
  Class A
 Legg Mason ClearBridge Fundamental All Cap Value  Long-term capital growth. Current       ClearBridge Advisors
  Fund -- Class A (j)                              income is a secondary consideration
 Legg Mason ClearBridge Mid Cap Core Fund --       Seeks long-term capital growth          ClearBridge Advisors
  Class A
 Legg Mason ClearBridge Small Cap Growth Fund --   Seeks long-term growth of capital       ClearBridge Advisors
  Class FI (i)
 Legg Mason ClearBridge Small Cap Value Fund --    Seeks long-term capital growth          ClearBridge Advisors
  Class A (j)
 LifePath 2020 Portfolio(R) -- Investor A          LifePath 2020 Portfolio is designed     BlackRock Advisors, Inc.
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2020
 LifePath 2030 Portfolio(R) -- Investor A          LifePath 2030 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2030
 LifePath 2040 Portfolio(R) -- Investor A          LifePath 2040 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2040
 LifePath(R) Retirement Portfolio -- Investor A    LifePath Retirement Portfolio is        BlackRock Fund Advisers
                                                   designed for investors seeking current
                                                   income and moderate long-term growth
                                                   of capital
 LKCM Aquinas Growth Fund                          Equity Growth                           Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Equity growth                           Luther King Capital Management
                                                                                           Corporation
 Loomis Sayles Bond Fund -- Class ADM              High total investment return through a  Loomis, Sayles & Company, L.P.
                                                   combination of current income and
                                                   capital appreciation
 Lord Abbett Affiliated Fund, Inc. -- Class A      Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Fund, Inc. -- Class A  High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 Lord Abbett Classic Stock Fund -- Class A         Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk
 Lord Abbett Developing Growth Fund, Inc. --       Long-term growth of capital through a   Lord, Abbett & Co. LLC
  Class A                                          diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 Lord Abbett Fundamental Equity Fund -- Class A    Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett International Core Equity Fund --     Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
  Class A
 Lord Abbett Small-Cap Blend Fund -- Class A       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Managers Cadence Mid-Cap Fund -- Class A          Seeks growth of capital                 Managers Investment Group, LLC
                                                                                           Sub-advised by Cadence Capital
                                                                                           Management LLC
 Marshall International Stock Fund -- Class Y      To provide capital appreciation.        M&I Investment Management Corp.
                                                                                           Sub-advised by Trilogy Global Advisors
                                                                                           LLP and Acadian Asset Management, Inc.
 Marshall Mid-Cap Value Fund -- Class Y            Seeks capital appreciation              M&I Investment Management Corp.
 Massachusetts Investors Trust -- Class R3         Seeks capital appreciation              MFS Investment Management
 MFS(R) Core Equity Fund -- Class R3 (k)           Seeks capital appreciation              MFS Investment Management
 MFS(R) Core Growth Fund -- Class R3               Seeks capital appreciation              MFS Investment Management
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) International New Discovery Fund -- Class  Seeks capital appreciation              MFS Investment Management
  R3 (l)
 MFS(R) International Value Fund -- Class R3       Seeks capital appreciation              MFS Investment Management
 MFS(R) New Discovery Fund -- Class R3             Seeks capital appreciation              MFS Investment Management
 MFS(R) Research Bond Fund -- Class R3             Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Research International Fund -- Class R3    Seeks capital appreciation              MFS Investment Management
 MFS(R) Technology Fund -- Class R3                Seeks capital appreciation              MFS Investment Management


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


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Fund -- Class R3              Seeks total return                      MFS Investment Management
 MFS(R) Utilities Fund -- Class R3                 Seeks total return                      MFS Investment Management
 MFS(R) Value Fund -- Class R3                     Seeks capital appreciation              MFS Investment Management
 Munder Mid-Cap Core Growth Fund -- Class A        Provide long-term capital appreciation  Munder Capital Management
 Mutual Beacon Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Mutual Global Discovery Fund -- Class A           Seeks capital appreciation              Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
 Nuveen Small Cap Index Fund -- Class A            Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Tradewinds International Value -- Class A  Seeks long-term capital appreciation    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Oppenheimer Capital Income Fund -- Class A        As much current income as is            OppenheimerFunds, Inc.
                                                   compatible with prudent investment; as
                                                   a secondary objective seeks to
                                                   conserve principal while providing an
                                                   opportunity for capital appreciation
 Oppenheimer Equity Fund, Inc. -- Class A          Seeks total return                      OppenheimerFunds, Inc.
 Oppenheimer Global Fund -- Class A                Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income Fund --       High current income by investing        OppenheimerFunds, Inc.
  Class A (12)                                     mainly in debt securities
 Oppenheimer Gold & Special Minerals Fund --       Seeks capital appreciation              OppenheimerFunds, Inc.
  Class A
 Oppenheimer International Bond Fund -- Class A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 Oppenheimer International Growth Fund -- Class A  Seeks long-term capital appreciation    OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R) -- Class A        High total return                       OppenheimerFunds, Inc.
 Oppenheimer Main Street Select Fund(TM) -- Class  Seeks long-term capital appreciation    OppenheimerFunds, Inc.
  A (13)
 Oppenheimer Main Street Small- & Mid- Cap         Seeks capital appreciation              OppenheimerFunds, Inc.
  Fund(TM) -- Class A (14)


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

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Real Estate Fund -- Class A           Total return through investment in      OppenheimerFunds, Inc.
                                                   real estate securities                  Sub-advised by Cornerstone Real Estate
                                                                                           Advisors, LLC
 Oppenheimer Small- & Mid-Cap Value Fund -- Class  Seeks capital appreciation              OppenheimerFunds, Inc.
  A
 Perkins Mid Cap Value Fund -- Class S             Seeks capital appreciation              Janus Capital Management LLC
                                                                                           Sub-advised by Perkins Investment
                                                                                           Management LLC
 PIMCO Emerging Markets Bond Fund -- Class A       Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 PIMCO Real Return Fund -- Class A                 Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
 PIMCO Total Return Fund -- Class A                Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 Pioneer Emerging Markets Fund -- Class A          Long-term growth of capital             Pioneer Investment Management, Inc.
 Pioneer Equity Income Fund -- Class A             Seeks current income and long-term      Pioneer Investment Management, Inc.
                                                   growth of capital from a portfolio
                                                   consisting primarily of income
                                                   producing equity securities of U.S.
                                                   corporations
 Pioneer Fund -- Class A                           Reasonable income and capital growth    Pioneer Investment Management, Inc.
 Pioneer Growth Opportunities Fund -- Class A (m)  Growth of capital                       Pioneer Investment Management, Inc.
 Pioneer High Yield Fund -- Class A                Maximize total return through a         Pioneer Investment Management, Inc.
                                                   combination of income and capital
                                                   appreciation
 Pioneer Mid Cap Value Fund -- Class A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of equity
                                                   securities consisting primarily of
                                                   common stocks
 Pioneer Oak Ridge Small Cap Growth Fund -- Class  Capital appreciation                    Pioneer Investment Management, Inc.
  A                                                                                        Sub-advised by Oak Ridge Investments,
                                                                                           LLC
 Pioneer Strategic Income Fund -- Class A          High level of current income            Pioneer Investment Management, Inc.
 Prudential Jennison 20/20 Focus Fund -- Class A   Long-term growth of capital             Prudential Investments LLC
                                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth Fund, Inc. --  Long-term capital appreciation          Prudential Investments LLC
  Class A                                                                                  Jennison Associates LLC
 Putnam Equity Income Fund -- Class A              Capital growth and current income       Putnam Investment Management, LLC
 Putnam International Capital Opportunities Fund   Seeks long-term capital appreciation    Putnam Investment Management, LLC
  -- Class A                                                                               Sub-advised by Putnam Investments
                                                                                           Limited

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors Fund -- Class A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from
                                                   this growth
 Putnam Multi-Cap Growth Fund -- Class A (15)      Seeks long-term capital appreciation    Putnam Investment Management, LLC
 Putnam Small Cap Growth Fund -- Class A           Seeks capital appreciation              Putnam Investment Management, LLC
 RidgeWorth Large Cap Value Equity Fund -- Class   Capital appreciation is the Fund's      RidgeWorth Investments
  A                                                primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 RidgeWorth Mid-Cap Value Equity Fund -- Class A   Capital appreciation is the Fund's      RidgeWorth Investments
                                                   primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 RidgeWorth Small Cap Value Equity Fund -- Class   Capital appreciation is the Fund's      RidgeWorth Investments
  A                                                primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 Royce Total Return Fund -- Class K                Long-term growth of capital and         Royce & Associates, LLC
                                                   current income
 Royce Value Fund -- Class K                       Long-term growth of capital             Royce & Associates, LLC
 Russell LifePoints(R) Balanced Strategy Fund --   Seeks to provide above average capital  Russell Investment Management Company
  Class R2                                         appreciation and a moderate level of    (RIMCo)
                                                   current income
 Russell LifePoints(R) Conservative Strategy Fund  Seeks to provide high current income    Russell Investment Management Company
  -- Class R2                                      and low long term capital appreciation  (RIMCo)
 Russell LifePoints(R) Equity Growth Strategy      Seeks to provide high long term         Russell Investment Management Company
  Fund -- Class R2                                 capital appreciation                    (RIMCo)
 Russell LifePoints(R) Growth Strategy Fund --     Seeks to provide high long term         Russell Investment Management Company
  Class R2                                         capital appreciation with low current   (RIMCo)
                                                   income
 Russell LifePoints(R) Moderate Strategy Fund --   Seeks to provide high current income    Russell Investment Management Company
  Class R2                                         and moderate long term capital          (RIMCo)
                                                   appreciation
 SSgA Small Cap Fund -- Class R (b)                Maximize total return through           SSgA Funds Management, Inc.
                                                   investment in equity securities
 T. Rowe Price Equity Income Fund -- Class R       Provide substantial dividend income as  T. Rowe Price Associates, Inc.
                                                   well as long-term growth of capital
 T. Rowe Price Growth Stock Fund -- Class R        Long-term capital growth, and,          T. Rowe Price Associates, Inc.
                                                   secondarily, increasing dividend
                                                   income
 T. Rowe Price Retirement 2010 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2020 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2030 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Retirement 2040 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2050 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement Income Fund -- Class R   The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 Templeton Developing Markets Trust -- Class A     Seeks long-term capital appreciation    Templeton Asset Management Ltd.
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income
 Templeton Global Opportunities Trust -- Class A   Seeks long-term growth of capital       Templeton Global Advisors Limited
                                                                                           Sub-advised by Templeton Asset
                                                                                           Management Ltd. and Franklin Templeton
                                                                                           Investments (Asia) Limited
 Templeton Growth Fund, Inc. -- Class A            Long-term growth of capital             Templeton Global Advisors Limited
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4 (n)                                           and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Balanced Income Fund -- Class R4     Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R4 (n)                                                                                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R4 (n)                                     capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R4 (n)                                                                             Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Fundamental Growth Fund -- Class R4  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC.
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund -- Class R4    Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Growth Allocation Fund -- Class R4   Seeks long-term capital appreciation    Hartford Investment Financial
  (n)                                                                                      Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Inflation Plus Fund -- Class R4      Seeks a total return that exceeds the   Hartford Investment Financial
                                                   rate of inflation over an economic      Services, LLC
                                                   cycle                                   Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford International Small Company Fund --  Seeks capital appreciation              Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund -- Class R4        Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4 (n)                                     to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2015 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4 (n)                                     to seek capital preservation            Services, LLC.
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2025 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2030 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4 (n)                                     to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2035 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2040 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2045 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2050 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Thornburg Core Growth Fund -- Class R4 (o)        Long-term growth of capital             Thornburg Investment Management, Inc.
 Thornburg International Value Fund -- Class R4    Seeks long-term capital appreciation    Thornburg Investment Management, Inc.
  (o)
 Thornburg Value Fund -- Class R4 (o)              Seeks long-term capital appreciation    Thornburg Investment Management, Inc.
 Timothy Plan Large/Mid-Cap Value Fund -- Class A  Long term capital growth with           Westwood Mngmt. Corp
                                                   secondary objective of current income
 UBS Dynamic Alpha Fund -- Class A                 Seeks to maximize total return,         UBS Global Asset Management
                                                   consisting of capital appreciation and
                                                   current income
 UBS Global Allocation Fund -- Class A             Seeks to maximize total return,         UBS Global Asset Management
                                                   consisting of capital appreciation and
                                                   current income
 UBS U.S. Allocation Fund -- Class A               Seeks to maximize total return,         UBS Global Asset Management
                                                   consisting of long-term capital
                                                   appreciation and current income
 Victory Diversified Stock Fund -- Class A         Provide long-term growth of capital     Victory Capital Management, Inc.
 Victory Established Value Fund -- Class A         Seeks long term capital growth by       Victory Capital Management, Inc.
                                                   investing primarily in common stocks
 Victory Small Company Opportunity Fund -- Class   Provide capital appreciation            Victory Capital Management, Inc.
  A
 Victory Special Value Fund -- Class A             Long-term growth of capital and         Victory Capital Management, Inc.
                                                   dividend income
 Wells Fargo Advantage Asset Allocation Fund --    Seeks total return consisting of        Wells Fargo Funds Management, LLC
  Class A                                          capital appreciation and current        Sub-advised by Grantham, Mayo, Van
                                                   income                                  Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets Equity     Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC
  Fund -- Class A                                                                          Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage International Equity Fund   Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC
  -- Class A                                                                               Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage Total Return Bond Fund --   Seeks total return, consisting of       Wells Fargo Funds Management, LLC
  Class A                                          income and capital appreciation         Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage Utility and                 Seeks total return, consisting of       Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A               current income and capital              Sub-advised by Wells Capital
                                                   appreciation                            Management, Inc.
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation Institutional Fund --  Long-term capital appreciation          Fred Alger Management, Inc.
  Class I
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -- Class   Seeks capital appreciation              HL Investment Advisors, LLC
  IB (p)                                                                                   Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford SmallCap Growth HLS Fund -- Class IB     Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IB            Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Disciplined Equity HLS Fund -- Class IB  Seeks growth of capital                 HL Investment Advisors, LLC
  (b)                                                                                      Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IB (q)                                           consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Growth HLS Fund -- Class IB (b)   Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Health HLS Fund -- Class IB (r)   Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Research HLS Fund -- Class IB     Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Growth HLS Fund -- Class IB              Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IB               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Money Market HLS Fund -- Class IB***     Maximum current income consistent with  HL Investment Advisors, LLC
  (s)                                              liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Small Company HLS Fund -- Class IB (t)   Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IB   Seeks a competitive total return, with  HL Investment Advisors, LLC
  (u)                                              income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Value HLS Fund -- Class IB               Seeks long-term total return            HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP



* Effective on or about July 15, 2011, the following Sub-Accounts are added to this Prospectus:



     BlackRock Intermediate Government Bond Portfolio -- Investor A



     BlackRock Mid-Cap Growth Equity Portfolio -- Investor A



** Pursuant to a Plan of Reorganization and upon shareholder approval, the following underlying Funds will be merged into the following surviving Funds effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the underlying Funds are hereby deleted.




                  UNDERLYING FUND                                            SURVIVING FUND
------------------------------------------------------------------------------------------------------------------
Invesco Basic Value Fund -- Class A                   Invesco Van Kampen Value Opportunities Fund -- Class A
Invesco Large Cap Growth Fund -- Class A              Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen International Growth Fund --       Invesco International Growth Fund -- Class A
Class A

*** In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.




(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 1/19/2010.



(b) Closed to Contracts issued on or after 6/13/2008.



(c) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/1/2009.



(d) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 12/31/2010.



(e) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 6/30/2010.



(f)  Closed to Contracts issued on or after 12/29/2006.



(g) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.



(h) Closed to Contracts issued on or after 10/9/2009.



(i)  Class A shares are closed to Contracts effective 6/13/2008.



(j) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 6/13/2008.



(k) Closed to Contracts issued on or after 5/1/2009.



(l)  Closed to Contracts issued on or after 9/1/2006.



(m) Closed to Contracts issued on or after 9/1/2009.



(n) Class R5 shares are closed to Contracts effective 5/1/2009.



(o) Class R3 shares are closed to Contracts effective 5/1/2009.



(p) The Hartford Growth Opportunities Fund -- Class R4 shares are closed to Contracts issued on or after 6/1/2010.



(q) The Hartford Dividend and Growth Fund -- Class R4 shares are closed to Contracts issued on or after 6/1/2010.



(r) The Hartford Global Health Fund -- Class R4 shares are closed to Contracts issued on or after 6/1/2010.



(s) The Hartford Money Market Fund -- Class R4 shares are closed to Contracts issued on or after 6/1/2010.



(t) The Hartford Small Company Fund -- Class R4 shares are closed to Contracts issued on or after 6/1/2010.



(u) The Hartford Total Return Bond Fund -- Class R5 and R4 shares are closed to Contracts issued on or after 5/3/2010 and 6/1/2010, respectively.



NOTES



(1)  Formerly BlackRock Fundamental Growth Fund, Inc. -- Investor A



(2)  Formerly Calvert Social Investment Fund Bond Portfolio -- Class A



(3)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A



(4)  Formerly RiverSource(R) Diversified Equity Income Fund -- Class R3



(5)  Formerly RiverSource(R) Mid Cap Value Fund -- Class R3



(6)  Formerly RiverSource Partners Small Cap Value Fund -- Class R3



(7)  Formerly Seligman Communications and Information Fund -- Class A



(8)  Formerly Seligman Global Technology Fund -- Class A



(9)  Formerly DWS Emerging Markets Fixed Income Fund -- Class A



(10) Formerly Federated Kaufmann Fund -- Class K



(11) Formerly Fidelity(R) Advisor Dynamic Capital Appreciation Fund -- Class T



(12) Formerly Oppenheimer Strategic Income Fund -- Class A



(13) Formerly Oppenheimer Main Street Opportunity Fund(R) -- Class A



(14) Formerly Oppenheimer Main Street Small Cap Fund(R) -- Class A



(15) Formerly Putnam New Opportunities Fund -- Class A

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.85% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                 CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                    ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                         SURRENDERED
---------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT             ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A

Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

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

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

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    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use

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a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain

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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract

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Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

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    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or

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Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or


       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other

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Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan

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from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA.
These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they

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are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


     Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.695           $6.525          $11.669          $10.382
Accumulation unit value at end of period     $10.964           $9.695           $6.525          $11.669
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               16               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.869           $7.326          $13.122          $11.684
Accumulation unit value at end of period     $12.273          $10.869           $7.326          $13.122
Number of accumulation units outstanding
 at end of period (in thousands)                  22               19               11                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.342           $9.005          $16.155          $14.398
Accumulation unit value at end of period     $15.042          $13.342           $9.005          $16.155
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.430           $6.372          $11.442          $10.203
Accumulation unit value at end of period     $10.622           $9.430           $6.372          $11.442
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.247           $8.960          $16.105          $14.370
Accumulation unit value at end of period     $14.906          $13.247           $8.960          $16.105
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.357           $6.341          $11.421          $10.203
Accumulation unit value at end of period     $10.507           $9.357           $6.341          $11.421
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.060           $8.869          $16.005          $14.315
Accumulation unit value at end of period     $14.637          $13.060           $8.869          $16.005
Number of accumulation units outstanding
 at end of period (in thousands)                  19               18               10                1
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.203               --               --               --
Accumulation unit value at end of period      $8.582               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.179           $4.759          $10.000               --
Accumulation unit value at end of period      $8.536           $7.179           $4.759               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.225           $4.796          $11.683          $10.220
Accumulation unit value at end of period      $8.577           $7.225           $4.796          $11.683
Number of accumulation units outstanding
 at end of period (in thousands)                  38               37               36               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.933           $6.603          $16.111          $14.105
Accumulation unit value at end of period     $11.775           $9.933           $6.603          $16.111
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.178           $4.777          $11.665          $10.219
Accumulation unit value at end of period      $8.500           $7.178           $4.777          $11.665
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.862           $6.570          $16.061          $14.078
Accumulation unit value at end of period     $11.668           $9.862           $6.570          $16.061
Number of accumulation units outstanding
 at end of period (in thousands)                  19               15                7                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.122           $4.754          $11.644          $10.219
Accumulation unit value at end of period      $8.409           $7.122           $4.754          $11.644
Number of accumulation units outstanding
 at end of period (in thousands)                  11                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.723           $6.503          $15.962          $14.024
Accumulation unit value at end of period     $11.457           $9.723           $6.503          $15.962
Number of accumulation units outstanding
 at end of period (in thousands)                  17               21                8                1
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.899               --               --               --
Accumulation unit value at end of period     $11.163               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.202               --               --               --
Accumulation unit value at end of period     $10.268               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.169           $5.713          $10.616          $10.367
Accumulation unit value at end of period     $10.212           $8.169           $5.713          $10.616
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.137           $5.699          $10.606          $10.366
Accumulation unit value at end of period     $10.156           $8.137           $5.699          $10.606
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.995           $5.605          $10.442          $10.212
Accumulation unit value at end of period      $9.969           $7.995           $5.605          $10.442
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.094               --               --               --
Accumulation unit value at end of period     $10.082               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.933           $5.578          $10.423          $10.211
Accumulation unit value at end of period      $9.862           $7.933           $5.578          $10.423
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.009           $5.643          $10.565          $10.362
Accumulation unit value at end of period      $9.936           $8.009           $5.643          $10.565
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               --               --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $13.994               --               --               --
Accumulation unit value at end of period     $15.369               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.971               --               --               --
Accumulation unit value at end of period     $15.313               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.954               --               --               --
Accumulation unit value at end of period     $15.271               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.936               --               --               --
Accumulation unit value at end of period     $15.230               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.925          $10.000               --               --
Accumulation unit value at end of period     $15.202          $13.925               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.914               --               --               --
Accumulation unit value at end of period     $15.174               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.891               --               --               --
Accumulation unit value at end of period     $15.119               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.868               --               --               --
Accumulation unit value at end of period     $15.064               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.967               --               --               --
Accumulation unit value at end of period      $9.991               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.929          $10.049          $14.216          $13.856
Accumulation unit value at end of period     $13.264          $11.929          $10.049          $14.216
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                6                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.778           $9.937          $14.078          $11.536
Accumulation unit value at end of period     $13.076          $11.778           $9.937          $14.078
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.929           $9.234          $13.103          $11.536
Accumulation unit value at end of period     $12.116          $10.929           $9.234          $13.103
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.100               --               --               --
Accumulation unit value at end of period      $8.970               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.432           $9.679          $13.761          $11.536
Accumulation unit value at end of period     $12.649          $11.432           $9.679          $13.761
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.036           $6.818           $9.712          $11.536
Accumulation unit value at end of period      $8.874           $8.036           $6.818           $9.712
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.050           $9.393          $13.408          $11.536
Accumulation unit value at end of period     $12.177          $11.050           $9.393          $13.408
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                6                7
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $6.639               --               --               --
Accumulation unit value at end of period      $7.183               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.385               --               --               --
Accumulation unit value at end of period      $9.054               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.774           $6.620          $13.998          $14.009
Accumulation unit value at end of period      $9.461           $8.774           $6.620          $13.998
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.716               --               --               --
Accumulation unit value at end of period      $9.383               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.778               --               --               --
Accumulation unit value at end of period      $6.214               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.639           $6.540          $13.879          $14.009
Accumulation unit value at end of period      $9.282           $8.639           $6.540          $13.879
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.733               --               --               --
Accumulation unit value at end of period      $6.148               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.486           $6.451          $13.743          $14.009
Accumulation unit value at end of period      $9.081           $8.486           $6.451          $13.743
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1                1
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.195               --               --               --
Accumulation unit value at end of period      $8.100               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.844               --               --               --
Accumulation unit value at end of period      $9.940               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.153               --               --               --
Accumulation unit value at end of period      $8.032               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.781           $8.425          $12.468          $12.490
Accumulation unit value at end of period      $9.850           $8.781           $8.425          $12.468
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.103               --               --               --
Accumulation unit value at end of period      $7.952               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.657           $8.425          $12.391          $12.417
Accumulation unit value at end of period      $9.673           $8.657           $8.425          $12.391
Number of accumulation units outstanding
 at end of period (in thousands)                  --                4                3               --
ALLIANCEBERNSTEIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.451               --               --               --
Accumulation unit value at end of period      $9.700               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.423               --               --               --
Accumulation unit value at end of period      $9.649               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.896           $5.876          $10.431          $10.069
Accumulation unit value at end of period      $9.031           $7.896           $5.876          $10.431
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.448               --               --               --
Accumulation unit value at end of period     $10.791               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.844               --               --               --
Accumulation unit value at end of period      $8.950               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.381               --               --               --
Accumulation unit value at end of period     $10.693               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.783           $5.824          $10.396          $10.067
Accumulation unit value at end of period      $8.854           $7.783           $5.824          $10.396
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.249           $6.935          $12.403          $12.025
Accumulation unit value at end of period     $10.500           $9.249           $6.935          $12.403
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --               --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.370               --               --               --
Accumulation unit value at end of period      $8.271               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.468           $5.350          $10.609          $10.208
Accumulation unit value at end of period      $8.364           $7.468           $5.350          $10.609
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.381           $5.295          $10.516          $10.127
Accumulation unit value at end of period      $8.254           $7.381           $5.295          $10.516
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.369               --               --               --
Accumulation unit value at end of period     $11.578               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.333           $5.274          $10.500          $10.126
Accumulation unit value at end of period      $8.180           $7.333           $5.274          $10.500
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.296           $7.412          $14.772          $14.255
Accumulation unit value at end of period     $11.473          $10.296           $7.412          $14.772
Number of accumulation units outstanding
 at end of period (in thousands)                  --               11               11                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.276           $5.248          $10.481          $10.125
Accumulation unit value at end of period      $8.092           $7.276           $5.248          $10.481
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.151           $7.337          $14.681          $14.199
Accumulation unit value at end of period     $11.266          $10.151           $7.337          $14.681
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16               15                7
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $6.450               --               --               --
Accumulation unit value at end of period      $6.658               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.743               --               --               --
Accumulation unit value at end of period     $10.037               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.673           $7.243          $15.668          $16.534
Accumulation unit value at end of period      $9.950           $9.673           $7.243          $15.668
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                6                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.604           $7.202          $15.602          $16.479
Accumulation unit value at end of period      $9.864           $9.604           $7.202          $15.602
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.943           $4.461           $9.675          $10.224
Accumulation unit value at end of period      $6.098           $5.943           $4.461           $9.675
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.512           $7.147          $15.515          $16.406
Accumulation unit value at end of period      $9.751           $9.512           $7.147          $15.515
Number of accumulation units outstanding
 at end of period (in thousands)                  43               53               46               38
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.897           $4.440           $9.657          $10.223
Accumulation unit value at end of period      $6.033           $5.897           $4.440           $9.657
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.568           $7.218          $15.732          $16.674
Accumulation unit value at end of period      $9.769           $9.568           $7.218          $15.732
Number of accumulation units outstanding
 at end of period (in thousands)                  42               40               26               12
ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.846               --               --               --
Accumulation unit value at end of period     $10.858               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.160               --               --               --
Accumulation unit value at end of period     $12.657               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.800               --               --               --
Accumulation unit value at end of period     $10.768               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.095           $6.241          $12.228          $11.023
Accumulation unit value at end of period     $12.542           $9.095           $6.241          $12.228
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.746           $5.326          $10.000               --
Accumulation unit value at end of period     $10.660           $7.746           $5.326               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.967           $6.178          $12.153          $10.999
Accumulation unit value at end of period     $12.316           $8.967           $6.178          $12.153
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.209               --               --               --
Accumulation unit value at end of period     $11.633               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.178               --               --               --
Accumulation unit value at end of period     $11.571               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.155           $6.488          $10.000               --
Accumulation unit value at end of period     $11.525           $9.155           $6.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.132           $6.482          $10.000               --
Accumulation unit value at end of period     $11.479           $9.132           $6.482               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.117           $6.478          $10.000               --
Accumulation unit value at end of period     $11.448           $9.117           $6.478               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.102               --               --               --
Accumulation unit value at end of period     $11.418               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.072           $6.465          $10.000               --
Accumulation unit value at end of period     $11.357           $9.072           $6.465               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.041           $6.456          $10.000               --
Accumulation unit value at end of period     $11.297           $9.041           $6.456               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                6                1               --
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.372               --               --               --
Accumulation unit value at end of period      $8.200               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.226               --               --               --
Accumulation unit value at end of period      $6.910               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.201               --               --               --
Accumulation unit value at end of period      $6.873               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.176           $5.221           $9.043          $10.313
Accumulation unit value at end of period      $6.835           $6.176           $5.221           $9.043
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.019               --               --               --
Accumulation unit value at end of period      $6.654               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.144               --               --               --
Accumulation unit value at end of period      $6.786               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.972               --               --               --
Accumulation unit value at end of period      $6.582               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $6.079           $5.170           $9.008          $10.309
Accumulation unit value at end of period      $6.687           $6.079           $5.170           $9.008
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
ALLIANZ NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.492               --               --               --
Accumulation unit value at end of period      $8.459               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.467               --               --               --
Accumulation unit value at end of period      $8.414               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.448           $6.629          $10.000               --
Accumulation unit value at end of period      $8.380           $7.448           $6.629               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.429               --               --               --
Accumulation unit value at end of period      $8.346               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.417           $6.618          $10.000               --
Accumulation unit value at end of period      $8.324           $7.417           $6.618               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.404           $6.614          $10.000               --
Accumulation unit value at end of period      $8.302           $7.404           $6.614               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.380           $6.605          $10.000               --
Accumulation unit value at end of period      $8.258           $7.380           $6.605               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.355           $6.596          $10.000               --
Accumulation unit value at end of period      $8.214           $7.355           $6.596               --
Number of accumulation units outstanding
 at end of period (in thousands)                  57               27               --               --
ALLIANZ NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.983           $7.258          $10.000               --
Accumulation unit value at end of period     $11.202           $8.983           $7.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.953               --               --               --
Accumulation unit value at end of period     $11.142               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.930           $7.241          $10.000               --
Accumulation unit value at end of period     $11.098           $8.930           $7.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.908           $7.234          $10.000               --
Accumulation unit value at end of period     $11.054           $8.908           $7.234               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.893           $7.229          $10.000               --
Accumulation unit value at end of period     $11.024           $8.893           $7.229               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.878           $7.224          $10.000               --
Accumulation unit value at end of period     $10.995           $8.878           $7.224               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.849           $7.215          $10.000               --
Accumulation unit value at end of period     $10.936           $8.849           $7.215               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.819           $7.205          $10.000               --
Accumulation unit value at end of period     $10.878           $8.819           $7.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               21               --               --
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.192               --               --               --
Accumulation unit value at end of period      $9.372               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.165               --               --               --
Accumulation unit value at end of period      $9.322               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.335               --               --               --
Accumulation unit value at end of period      $8.362               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.191               --               --               --
Accumulation unit value at end of period     $10.462               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.288               --               --               --
Accumulation unit value at end of period      $8.287               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.126               --               --               --
Accumulation unit value at end of period     $10.367               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.231               --               --               --
Accumulation unit value at end of period      $8.198               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.997           $7.608          $11.832          $12.618
Accumulation unit value at end of period     $10.180           $8.997           $7.608          $11.832
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.125               --               --               --
Accumulation unit value at end of period     $10.296               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.094               --               --               --
Accumulation unit value at end of period     $10.241               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.356          $15.581          $19.636          $19.456
Accumulation unit value at end of period     $19.515          $17.356          $15.581          $19.636
Number of accumulation units outstanding
 at end of period (in thousands)                 787               36               63               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.905          $12.502          $15.779          $15.658
Accumulation unit value at end of period     $15.611          $13.905          $12.502          $15.779
Number of accumulation units outstanding
 at end of period (in thousands)                   5               74               64               73
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.383           $7.545           $9.532          $10.053
Accumulation unit value at end of period      $9.403           $8.383           $7.545           $9.532
Number of accumulation units outstanding
 at end of period (in thousands)                 126               43               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.484          $13.950          $17.642          $17.541
Accumulation unit value at end of period     $17.350          $15.484          $13.950          $17.642
Number of accumulation units outstanding
 at end of period (in thousands)                  55               59               51               96
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.318           $7.508           $9.515          $10.052
Accumulation unit value at end of period      $9.302           $8.318           $7.508           $9.515
Number of accumulation units outstanding
 at end of period (in thousands)                  16                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.263          $11.996          $15.233          $15.206
Accumulation unit value at end of period     $14.802          $13.263          $11.996          $15.233
Number of accumulation units outstanding
 at end of period (in thousands)                  31               29               23               20
AMERICAN CENTURY INFLATION-ADJUSTED BOND
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.404               --               --               --
Accumulation unit value at end of period     $11.941               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.957               --               --               --
Accumulation unit value at end of period     $12.502               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.337               --               --               --
Accumulation unit value at end of period     $11.842               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.873               --               --               --
Accumulation unit value at end of period     $12.389               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.258               --               --               --
Accumulation unit value at end of period     $11.724               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.705          $10.742          $11.030          $11.110
Accumulation unit value at end of period     $12.165          $11.705          $10.742          $11.030
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                3                1
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.916               --               --               --
Accumulation unit value at end of period      $8.764               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.890               --               --               --
Accumulation unit value at end of period      $8.717               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.793               --               --               --
Accumulation unit value at end of period      $7.495               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.618               --               --               --
Accumulation unit value at end of period      $9.494               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.749               --               --               --
Accumulation unit value at end of period      $7.427               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.557               --               --               --
Accumulation unit value at end of period      $9.408               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.696           $5.632           $9.111          $10.059
Accumulation unit value at end of period      $7.347           $6.696           $5.632           $9.111
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.437           $7.110          $11.525          $12.738
Accumulation unit value at end of period      $9.238           $8.437           $7.110          $11.525
Number of accumulation units outstanding
 at end of period (in thousands)                  --                4                2               --
AMERICAN CENTURY ULTRA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.394               --               --               --
Accumulation unit value at end of period     $10.887               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.258           $6.890          $11.922           $9.859
Accumulation unit value at end of period     $10.713           $9.258           $6.890          $11.922
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.196               --               --               --
Accumulation unit value at end of period     $10.626               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.670               --               --               --
Accumulation unit value at end of period     $10.008               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.114               --               --               --
Accumulation unit value at end of period     $10.510               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.610               --               --               --
Accumulation unit value at end of period      $9.908               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.953           $6.713          $11.703           $9.751
Accumulation unit value at end of period     $10.283           $8.953           $6.713          $11.703
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                2                1
AMERICAN CENTURY VISTA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $6.942               --               --               --
Accumulation unit value at end of period      $8.562               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.126               --               --               --
Accumulation unit value at end of period     $13.696               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.033           $9.123          $17.903          $13.004
Accumulation unit value at end of period     $13.561          $11.033           $9.123          $17.903
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.940           $9.060          $17.806          $12.952
Accumulation unit value at end of period     $13.426          $10.940           $9.060          $17.806
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.196           $5.965          $11.736          $10.303
Accumulation unit value at end of period      $8.823           $7.196           $5.965          $11.736
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.817           $8.976          $17.677          $12.884
Accumulation unit value at end of period     $13.249          $10.817           $8.976          $17.677
Number of accumulation units outstanding
 at end of period (in thousands)                  12               12               10                3

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.140           $5.937          $11.715          $10.302
Accumulation unit value at end of period      $8.728           $7.140           $5.937          $11.715
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.576           $8.811          $17.422          $12.749
Accumulation unit value at end of period     $12.903          $10.576           $8.811          $17.422
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11                2               --
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.215               --               --               --
Accumulation unit value at end of period     $10.453               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.184               --               --               --
Accumulation unit value at end of period     $10.397               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.470           $6.135           $9.916          $10.111
Accumulation unit value at end of period      $9.574           $8.470           $6.135           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.887           $7.172          $11.611          $11.849
Accumulation unit value at end of period     $11.159           $9.887           $7.172          $11.611
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.415           $6.110           $9.901          $10.111
Accumulation unit value at end of period      $9.488           $8.415           $6.110           $9.901
Number of accumulation units outstanding
 at end of period (in thousands)                  47               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.817           $7.135          $11.575          $11.826
Accumulation unit value at end of period     $11.058           $9.817           $7.135          $11.575
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.349           $6.080           $9.883          $10.110
Accumulation unit value at end of period      $9.386           $8.349           $6.080           $9.883
Number of accumulation units outstanding
 at end of period (in thousands)                  18                8                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.678           $7.062          $11.503          $11.780
Accumulation unit value at end of period     $10.858           $9.678           $7.062          $11.503
Number of accumulation units outstanding
 at end of period (in thousands)                  24               33               13                2

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.255               --               --               --
Accumulation unit value at end of period     $10.409               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.224               --               --               --
Accumulation unit value at end of period     $10.354               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.878           $7.390          $10.028          $10.080
Accumulation unit value at end of period      $9.950           $8.878           $7.390          $10.028
Number of accumulation units outstanding
 at end of period (in thousands)                  37               18               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.233           $8.531          $11.594          $11.664
Accumulation unit value at end of period     $11.453          $10.233           $8.531          $11.594
Number of accumulation units outstanding
 at end of period (in thousands)                  29               18               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.820           $7.360          $10.013          $10.079
Accumulation unit value at end of period      $9.861           $8.820           $7.360          $10.013
Number of accumulation units outstanding
 at end of period (in thousands)                  64               21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.161           $8.488          $11.558          $11.641
Accumulation unit value at end of period     $11.348          $10.161           $8.488          $11.558
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25               16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.751           $7.325           $9.995          $10.078
Accumulation unit value at end of period      $9.755           $8.751           $7.325           $9.995
Number of accumulation units outstanding
 at end of period (in thousands)                  82               44                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.017           $8.401          $11.486          $11.595
Accumulation unit value at end of period     $11.143          $10.017           $8.401          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                 210              218               32                4
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.027               --               --               --
Accumulation unit value at end of period     $10.109               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.997               --               --               --
Accumulation unit value at end of period     $10.055               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.081           $6.519           $9.399          $10.075
Accumulation unit value at end of period      $9.019           $8.081           $6.519           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.854           $7.960          $11.495          $12.332
Accumulation unit value at end of period     $10.980           $9.854           $7.960          $11.495
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.029           $6.492           $9.385          $10.074
Accumulation unit value at end of period      $8.938           $8.029           $6.492           $9.385
Number of accumulation units outstanding
 at end of period (in thousands)                  17                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.784           $7.920          $11.459          $12.308
Accumulation unit value at end of period     $10.881           $9.784           $7.920          $11.459
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.966           $6.461           $9.368          $10.073
Accumulation unit value at end of period      $8.841           $7.966           $6.461           $9.368
Number of accumulation units outstanding
 at end of period (in thousands)                  38                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.645           $7.839          $11.388          $12.260
Accumulation unit value at end of period     $10.684           $9.645           $7.839          $11.388
Number of accumulation units outstanding
 at end of period (in thousands)                  37               46                9                1
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.658               --               --               --
Accumulation unit value at end of period      $9.394               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.163           $6.839           $9.861           $9.917
Accumulation unit value at end of period      $8.839           $8.163           $6.839           $9.861
Number of accumulation units outstanding
 at end of period (in thousands)                 232              216              174               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452           $7.092          $10.241          $10.301
Accumulation unit value at end of period      $9.139           $8.452           $7.092          $10.241
Number of accumulation units outstanding
 at end of period (in thousands)                 229              194              147               48
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.473           $8.801          $12.728          $12.804
Accumulation unit value at end of period     $11.308          $10.473           $8.801          $12.728
Number of accumulation units outstanding
 at end of period (in thousands)                 130               94                3               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.520           $7.167          $10.375          $10.438
Accumulation unit value at end of period      $9.189           $8.520           $7.167          $10.375
Number of accumulation units outstanding
 at end of period (in thousands)                  96               38               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.399           $8.756          $12.688          $12.766
Accumulation unit value at end of period     $11.205          $10.399           $8.756          $12.688
Number of accumulation units outstanding
 at end of period (in thousands)                 179              153              106               49
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.460           $7.138          $10.365          $10.430
Accumulation unit value at end of period      $9.098           $8.460           $7.138          $10.365
Number of accumulation units outstanding
 at end of period (in thousands)                 183               84               19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.252           $8.667          $12.609          $12.691
Accumulation unit value at end of period     $11.002          $10.252           $8.667          $12.609
Number of accumulation units outstanding
 at end of period (in thousands)                 444              410              154              161
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.369               --               --               --
Accumulation unit value at end of period      $8.996               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.217          $10.843          $17.721          $15.189
Accumulation unit value at end of period     $15.251          $14.217          $10.843          $17.721
Number of accumulation units outstanding
 at end of period (in thousands)                 128              124               92               52
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.107          $10.775          $17.636          $15.140
Accumulation unit value at end of period     $15.110          $14.107          $10.775          $17.636
Number of accumulation units outstanding
 at end of period (in thousands)                 172              105               62               44
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.998          $10.708          $17.553          $15.091
Accumulation unit value at end of period     $14.971          $13.998          $10.708          $17.553
Number of accumulation units outstanding
 at end of period (in thousands)                  58               36                7                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.429           $6.454          $10.591          $10.142
Accumulation unit value at end of period      $9.006           $8.429           $6.454          $10.591
Number of accumulation units outstanding
 at end of period (in thousands)                  91               38                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.854          $10.619          $17.442          $15.025
Accumulation unit value at end of period     $14.787          $13.854          $10.619          $17.442
Number of accumulation units outstanding
 at end of period (in thousands)                 127              124              116               97

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.363           $6.423          $10.571          $10.142
Accumulation unit value at end of period      $8.909           $8.363           $6.423          $10.571
Number of accumulation units outstanding
 at end of period (in thousands)                 208               73               19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.570          $10.443          $17.222          $14.895
Accumulation unit value at end of period     $14.427          $13.570          $10.443          $17.222
Number of accumulation units outstanding
 at end of period (in thousands)                 158              158               72               50
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.550           $6.173          $10.000               --
Accumulation unit value at end of period      $9.312           $8.550           $6.173               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.769          $12.855          $21.759          $18.414
Accumulation unit value at end of period     $19.314          $17.769          $12.855          $21.759
Number of accumulation units outstanding
 at end of period (in thousands)                 103               58               33               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.544          $12.711          $21.547          $18.263
Accumulation unit value at end of period     $19.041          $17.544          $12.711          $21.547
Number of accumulation units outstanding
 at end of period (in thousands)                 100               52               44               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.745          $12.151          $20.628          $17.510
Accumulation unit value at end of period     $18.147          $16.745          $12.151          $20.628
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.737           $6.346          $10.784          $10.885
Accumulation unit value at end of period      $9.458           $8.737           $6.346          $10.784
Number of accumulation units outstanding
 at end of period (in thousands)                 100               48                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.029          $12.382          $21.062          $17.914
Accumulation unit value at end of period     $18.418          $17.029          $12.382          $21.062
Number of accumulation units outstanding
 at end of period (in thousands)                 103              104               49               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.669           $6.315          $10.764          $10.143
Accumulation unit value at end of period      $9.356           $8.669           $6.315          $10.764
Number of accumulation units outstanding
 at end of period (in thousands)                  88               43               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.460          $12.015          $20.521          $17.524
Accumulation unit value at end of period     $17.730          $16.460          $12.015          $20.521
Number of accumulation units outstanding
 at end of period (in thousands)                 163              136               52               31

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.278               --               --               --
Accumulation unit value at end of period      $9.398               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.108               --               --               --
Accumulation unit value at end of period      $9.186               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.043           $6.081          $10.168          $10.139
Accumulation unit value at end of period      $9.099           $8.043           $6.081          $10.168
Number of accumulation units outstanding
 at end of period (in thousands)                 167              139               79               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.994           $7.568          $12.673          $12.648
Accumulation unit value at end of period     $11.289           $9.994           $7.568          $12.673
Number of accumulation units outstanding
 at end of period (in thousands)                  78               40               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.991           $6.057          $10.153          $10.139
Accumulation unit value at end of period      $9.017           $7.991           $6.057          $10.153
Number of accumulation units outstanding
 at end of period (in thousands)                  99               34               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.923           $7.529          $12.634          $12.623
Accumulation unit value at end of period     $11.187           $9.923           $7.529          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  61               63               34               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.928           $6.027          $10.134          $10.138
Accumulation unit value at end of period      $8.920           $7.928           $6.027          $10.134
Number of accumulation units outstanding
 at end of period (in thousands)                 118               75               15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.783           $7.452          $12.555          $12.574
Accumulation unit value at end of period     $10.984           $9.783           $7.452          $12.555
Number of accumulation units outstanding
 at end of period (in thousands)                 285              246               43               29
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.822               --               --               --
Accumulation unit value at end of period      $9.897               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.793               --               --               --
Accumulation unit value at end of period      $9.845               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.901           $6.526          $10.589          $10.133
Accumulation unit value at end of period      $9.951           $8.901           $6.526          $10.589
Number of accumulation units outstanding
 at end of period (in thousands)                  54               31               20                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.287           $8.287          $13.467          $12.900
Accumulation unit value at end of period     $12.599          $11.287           $8.287          $13.467
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.843           $6.499          $10.573          $10.133
Accumulation unit value at end of period      $9.861           $8.843           $6.499          $10.573
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.207           $8.245          $13.425          $12.874
Accumulation unit value at end of period     $12.485          $11.207           $8.245          $13.425
Number of accumulation units outstanding
 at end of period (in thousands)                  50               49               16                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.774           $6.468          $10.553          $10.132
Accumulation unit value at end of period      $9.755           $8.774           $6.468          $10.553
Number of accumulation units outstanding
 at end of period (in thousands)                  57               37                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.048           $8.161          $13.342          $12.824
Accumulation unit value at end of period     $12.259          $11.048           $8.161          $13.342
Number of accumulation units outstanding
 at end of period (in thousands)                  82               67               14                1
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.031               --               --               --
Accumulation unit value at end of period     $10.712               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.904           $8.676           $9.956          $10.000
Accumulation unit value at end of period     $10.555           $9.904           $8.676           $9.956
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.012           $8.783          $10.094           $9.974
Accumulation unit value at end of period     $10.654          $10.012           $8.783          $10.094
Number of accumulation units outstanding
 at end of period (in thousands)                  66               56               35               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.567           $9.284          $10.686          $10.568
Accumulation unit value at end of period     $11.228          $10.567           $9.284          $10.686
Number of accumulation units outstanding
 at end of period (in thousands)                  44               15                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.947           $8.748          $10.079           $9.973
Accumulation unit value at end of period     $10.558           $9.947           $8.748          $10.079
Number of accumulation units outstanding
 at end of period (in thousands)                  47                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.492           $9.237          $10.653          $10.547
Accumulation unit value at end of period     $11.126          $10.492           $9.237          $10.653
Number of accumulation units outstanding
 at end of period (in thousands)                  62               50               29                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.869           $8.706          $10.060           $9.972
Accumulation unit value at end of period     $10.444           $9.869           $8.706          $10.060
Number of accumulation units outstanding
 at end of period (in thousands)                  73               64               18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.344           $9.142          $10.586          $10.506
Accumulation unit value at end of period     $10.925          $10.344           $9.142          $10.586
Number of accumulation units outstanding
 at end of period (in thousands)                 202              211               59               34
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.405               --               --               --
Accumulation unit value at end of period      $9.396               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.812           $8.838          $14.595          $13.244
Accumulation unit value at end of period     $13.178          $11.812           $8.838          $14.595
Number of accumulation units outstanding
 at end of period (in thousands)                 205              144              101               46
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.662           $8.739          $14.453          $13.135
Accumulation unit value at end of period     $12.991          $11.662           $8.739          $14.453
Number of accumulation units outstanding
 at end of period (in thousands)                 375              204              109               52
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.204           $9.159          $15.171          $13.808
Accumulation unit value at end of period     $13.575          $12.204           $9.159          $15.171
Number of accumulation units outstanding
 at end of period (in thousands)                  90               53               19               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.150           $6.122          $10.151          $10.618
Accumulation unit value at end of period      $9.056           $8.150           $6.122          $10.151
Number of accumulation units outstanding
 at end of period (in thousands)                 207               83               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.320           $8.512          $14.128          $12.884
Accumulation unit value at end of period     $12.566          $11.320           $8.512          $14.128
Number of accumulation units outstanding
 at end of period (in thousands)                 324              316              250              165

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.086           $6.093          $10.133          $10.137
Accumulation unit value at end of period      $8.959           $8.086           $6.093          $10.133
Number of accumulation units outstanding
 at end of period (in thousands)                 329              226               31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.941           $8.260          $13.765          $12.603
Accumulation unit value at end of period     $12.097          $10.941           $8.260          $13.765
Number of accumulation units outstanding
 at end of period (in thousands)                 492              482              190              106
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.102               --               --               --
Accumulation unit value at end of period     $10.142               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.491           $6.871           $9.748          $10.203
Accumulation unit value at end of period      $9.442           $8.491           $6.871           $9.748
Number of accumulation units outstanding
 at end of period (in thousands)                  44               37               35               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.345           $6.763           $9.610          $10.067
Accumulation unit value at end of period      $9.267           $8.345           $6.763           $9.610
Number of accumulation units outstanding
 at end of period (in thousands)                 105               96               53               31
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.110           $8.205          $11.677          $12.244
Accumulation unit value at end of period     $11.209          $10.110           $8.205          $11.677
Number of accumulation units outstanding
 at end of period (in thousands)                  92               75               27               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.291           $6.736           $9.595          $10.067
Accumulation unit value at end of period      $9.183           $8.291           $6.736           $9.595
Number of accumulation units outstanding
 at end of period (in thousands)                  62               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.038           $8.163          $11.641          $12.220
Accumulation unit value at end of period     $11.107          $10.038           $8.163          $11.641
Number of accumulation units outstanding
 at end of period (in thousands)                  57               54               27               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.226           $6.703           $9.578          $10.066
Accumulation unit value at end of period      $9.084           $8.226           $6.703           $9.578
Number of accumulation units outstanding
 at end of period (in thousands)                  75               15                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $8.080          $11.568          $12.172
Accumulation unit value at end of period     $10.906           $9.896           $8.080          $11.568
Number of accumulation units outstanding
 at end of period (in thousands)                 156              162               33               14

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.702               --               --               --
Accumulation unit value at end of period      $9.601               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.108           $6.421           $9.904          $10.000
Accumulation unit value at end of period      $8.928           $8.108           $6.421           $9.904
Number of accumulation units outstanding
 at end of period (in thousands)                  94               27               21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.978           $6.327           $9.775          $10.095
Accumulation unit value at end of period      $8.771           $7.978           $6.327           $9.775
Number of accumulation units outstanding
 at end of period (in thousands)                  69               41               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.534           $7.573          $11.716          $12.111
Accumulation unit value at end of period     $10.466           $9.534           $7.573          $11.716
Number of accumulation units outstanding
 at end of period (in thousands)                  76               28                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.926           $6.302           $9.760          $10.095
Accumulation unit value at end of period      $8.692           $7.926           $6.302           $9.760
Number of accumulation units outstanding
 at end of period (in thousands)                  52               39               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.466           $7.534          $11.680          $12.087
Accumulation unit value at end of period     $10.371           $9.466           $7.534          $11.680
Number of accumulation units outstanding
 at end of period (in thousands)                  81               93               67               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.864           $6.272           $9.742          $10.094
Accumulation unit value at end of period      $8.599           $7.864           $6.272           $9.742
Number of accumulation units outstanding
 at end of period (in thousands)                  68               38               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.332           $7.457          $11.607          $12.040
Accumulation unit value at end of period     $10.183           $9.332           $7.457          $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                 143              129               25               14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.065               --               --               --
Accumulation unit value at end of period     $10.230               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.649           $5.997          $10.380          $10.248
Accumulation unit value at end of period      $9.741           $8.649           $5.997          $10.380
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               18               10

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.518           $5.915          $10.253          $10.132
Accumulation unit value at end of period      $9.579           $8.518           $5.915          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  31               26               19               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.690               --               --               --
Accumulation unit value at end of period     $12.004               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.463           $5.891          $10.238          $10.131
Accumulation unit value at end of period      $9.493           $8.463           $5.891          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.614           $7.396          $12.867          $12.740
Accumulation unit value at end of period     $11.895          $10.614           $7.396          $12.867
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                5                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.397           $5.863          $10.219          $10.130
Accumulation unit value at end of period      $9.391           $8.397           $5.863          $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                  21                7                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.464           $7.321          $12.787          $12.690
Accumulation unit value at end of period     $11.680          $10.464           $7.321          $12.787
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                5                8
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.273               --               --               --
Accumulation unit value at end of period      $9.331               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.245               --               --               --
Accumulation unit value at end of period      $9.282               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.449           $6.311           $9.513          $10.087
Accumulation unit value at end of period      $8.373           $7.449           $6.311           $9.513
Number of accumulation units outstanding
 at end of period (in thousands)                  16                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.097           $7.719          $11.652          $12.366
Accumulation unit value at end of period     $10.209           $9.097           $7.719          $11.652
Number of accumulation units outstanding
 at end of period (in thousands)                  28               23                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.401           $6.286           $9.499          $10.086
Accumulation unit value at end of period      $8.297           $7.401           $6.286           $9.499
Number of accumulation units outstanding
 at end of period (in thousands)                  36               24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.032           $7.679          $11.616          $12.341
Accumulation unit value at end of period     $10.116           $9.032           $7.679          $11.616
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.343           $6.256           $9.481          $10.085
Accumulation unit value at end of period      $8.208           $7.343           $6.256           $9.481
Number of accumulation units outstanding
 at end of period (in thousands)                  25               13                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.904           $7.601          $11.544          $12.293
Accumulation unit value at end of period      $9.933           $8.904           $7.601          $11.544
Number of accumulation units outstanding
 at end of period (in thousands)                  96               93               36                2
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $15.820               --               --               --
Accumulation unit value at end of period     $17.836               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.794               --               --               --
Accumulation unit value at end of period     $17.771               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.774               --               --               --
Accumulation unit value at end of period     $17.723               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.755               --               --               --
Accumulation unit value at end of period     $17.674               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.742          $10.000               --               --
Accumulation unit value at end of period     $17.642          $15.742               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.729               --               --               --
Accumulation unit value at end of period     $17.610               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.703               --               --               --
Accumulation unit value at end of period     $17.546               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.677               --               --               --
Accumulation unit value at end of period     $17.482               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.600               --               --               --
Accumulation unit value at end of period     $10.530               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.551           $7.879           $9.953          $10.000
Accumulation unit value at end of period     $10.455           $9.551           $7.879           $9.953
Number of accumulation units outstanding
 at end of period (in thousands)                 226              173              139               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.197           $9.251          $11.704          $10.866
Accumulation unit value at end of period     $12.238          $11.197           $9.251          $11.704
Number of accumulation units outstanding
 at end of period (in thousands)                 188               99               78               47
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.606               --               --               --
Accumulation unit value at end of period     $13.758               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.320           $8.548          $10.842          $10.080
Accumulation unit value at end of period     $11.252          $10.320           $8.548          $10.842
Number of accumulation units outstanding
 at end of period (in thousands)                  25               11                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.517          $10.377          $13.175          $12.257
Accumulation unit value at end of period     $13.633          $12.517          $10.377          $13.175
Number of accumulation units outstanding
 at end of period (in thousands)                  31               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.240           $8.507          $10.822          $10.080
Accumulation unit value at end of period     $11.131          $10.240           $8.507          $10.822
Number of accumulation units outstanding
 at end of period (in thousands)                  59                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.340          $10.272          $13.094          $12.210
Accumulation unit value at end of period     $13.388          $12.340          $10.272          $13.094
Number of accumulation units outstanding
 at end of period (in thousands)                  62               43               18               79

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of       $6.638               --               --               --
 period
Accumulation unit value at end of period      $6.892               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of       $5.666           $4.332           $9.099          $10.250
 period
Accumulation unit value at end of period      $5.871           $5.666           $4.332           $9.099
Number of accumulation units outstanding           8                5                3                1
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $5.557           $4.255           $8.950          $10.092
 period
Accumulation unit value at end of period      $5.750           $5.557           $4.255           $8.950
Number of accumulation units outstanding           1               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $6.759           $5.183          $10.919          $12.322
 period
Accumulation unit value at end of period      $6.983           $6.759           $5.183          $10.919
Number of accumulation units outstanding           4                2                1               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $5.521           $4.238           $8.937          $10.091
 period
Accumulation unit value at end of period      $5.698           $5.521           $4.238           $8.937
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $6.711           $5.156          $10.885          $12.298
 period
Accumulation unit value at end of period      $6.919           $6.711           $5.156          $10.885
Number of accumulation units outstanding           5                7                8               11
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $5.478               --               --               --
 period
Accumulation unit value at end of period      $5.637               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $6.616           $5.104          $10.818          $12.251
 period
Accumulation unit value at end of period      $6.794           $6.616           $5.104          $10.818
Number of accumulation units outstanding           1                1               --               --
 at end of period (in thousands)
BLACKROCK GOVERNMENT INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of      $10.738          $10.778          $10.236          $10.000
 period
Accumulation unit value at end of period     $11.649          $10.738          $10.778          $10.236
Number of accumulation units outstanding           5                5                1               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $10.833          $10.889          $10.357           $9.972
 period
Accumulation unit value at end of period     $11.734          $10.833          $10.889          $10.357
Number of accumulation units outstanding           8                9                7               --
 at end of period (in thousands)

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.163          $11.238          $10.705          $10.315
Accumulation unit value at end of period     $12.073          $11.163          $11.238          $10.705
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.762               --               --               --
Accumulation unit value at end of period     $11.629               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.084          $11.181          $10.672          $10.295
Accumulation unit value at end of period     $11.964          $11.084          $11.181          $10.672
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.679          $10.793          $10.323           $9.970
Accumulation unit value at end of period     $11.504          $10.679          $10.793          $10.323
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.927          $11.067          $10.606          $10.255
Accumulation unit value at end of period     $11.748          $10.927          $11.067          $10.606
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                4                1
BLACKROCK LARGE CAP CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.476               --               --               --
Accumulation unit value at end of period      $9.396               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.435           $6.194           $9.941          $10.000
Accumulation unit value at end of period      $8.226           $7.435           $6.194           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                  29               27               24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.135           $5.952           $9.567          $10.175
Accumulation unit value at end of period      $7.881           $7.135           $5.952           $9.567
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                5               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.010               --               --               --
Accumulation unit value at end of period      $9.938               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.088               --               --               --
Accumulation unit value at end of period      $7.810               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.946           $7.490          $12.081          $12.874
Accumulation unit value at end of period      $9.848           $8.946           $7.490          $12.081
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.033           $5.900           $9.535          $10.173
Accumulation unit value at end of period      $7.726           $7.033           $5.900           $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.820           $7.414          $12.006          $12.825
Accumulation unit value at end of period      $9.670           $8.820           $7.414          $12.006
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2               14
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.967               --               --               --
Accumulation unit value at end of period     $11.253               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.937           $6.630          $10.000               --
Accumulation unit value at end of period     $11.193           $8.937           $6.630               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.884           $5.857           $9.191          $10.167
Accumulation unit value at end of period      $9.859           $7.884           $5.857           $9.191
Number of accumulation units outstanding
 at end of period (in thousands)                  39               15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.004           $7.443          $11.698          $12.952
Accumulation unit value at end of period     $12.491          $10.004           $7.443          $11.698
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.832           $5.833           $9.177          $10.167
Accumulation unit value at end of period      $9.770           $7.832           $5.833           $9.177
Number of accumulation units outstanding
 at end of period (in thousands)                  11                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.933           $7.405          $11.661          $12.927
Accumulation unit value at end of period     $12.378           $9.933           $7.405          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.771           $5.805           $9.160          $10.166
Accumulation unit value at end of period      $9.665           $7.771           $5.805           $9.160
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.793           $7.330          $11.589          $12.877
Accumulation unit value at end of period     $12.155           $9.793           $7.330          $11.589
Number of accumulation units outstanding
 at end of period (in thousands)                  14               17                6                2
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $17.454               --               --               --
Accumulation unit value at end of period     $21.017               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.425               --               --               --
Accumulation unit value at end of period     $20.940               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.404               --               --               --
Accumulation unit value at end of period     $20.883               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.382               --               --               --
Accumulation unit value at end of period     $20.826               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.368               --               --               --
Accumulation unit value at end of period     $20.788               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.354               --               --               --
Accumulation unit value at end of period     $20.750               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.325               --               --               --
Accumulation unit value at end of period     $20.675               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.297               --               --               --
Accumulation unit value at end of period     $20.600               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.295               --               --               --
Accumulation unit value at end of period     $10.101               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.267           $6.185          $10.000               --
Accumulation unit value at end of period     $10.047           $8.267           $6.185               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.407           $6.299          $10.744          $10.459
Accumulation unit value at end of period     $10.201           $8.407           $6.299          $10.744
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.920           $7.444          $12.715          $12.389
Accumulation unit value at end of period     $12.019           $9.920           $7.444          $12.715
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.172           $6.139          $10.496          $10.233
Accumulation unit value at end of period      $9.892           $8.172           $6.139          $10.496
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.849           $7.406          $12.676          $12.365
Accumulation unit value at end of period     $11.910           $9.849           $7.406          $12.676
Number of accumulation units outstanding
 at end of period (in thousands)                   2                4                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.109           $6.109          $10.477          $10.232
Accumulation unit value at end of period      $9.786           $8.109           $6.109          $10.477
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.710           $7.330          $12.597          $12.317
Accumulation unit value at end of period     $11.695           $9.710           $7.330          $12.597
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                2                1
BLACKROCK SMALL/MID-CAP GROWTH PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.748               --               --               --
Accumulation unit value at end of period      $9.108               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.722               --               --               --
Accumulation unit value at end of period      $9.060               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.941           $6.015          $10.926          $10.797
Accumulation unit value at end of period      $9.303           $7.941           $6.015          $10.926
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.361           $7.101          $12.919          $12.777
Accumulation unit value at end of period     $10.950           $9.361           $7.101          $12.919
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.511           $5.703          $10.385          $10.278
Accumulation unit value at end of period      $8.777           $7.511           $5.703          $10.385
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.295           $7.064          $12.879          $12.752
Accumulation unit value at end of period     $10.851           $9.295           $7.064          $12.879
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.452           $5.675          $10.367          $10.277
Accumulation unit value at end of period      $8.682           $7.452           $5.675          $10.367
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.164           $6.993          $12.799          $12.703
Accumulation unit value at end of period     $10.655           $9.164           $6.993          $12.799
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15                9               --
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.338               --               --               --
Accumulation unit value at end of period      $9.362               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.077               --               --               --
Accumulation unit value at end of period     $10.290               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.295               --               --               --
Accumulation unit value at end of period      $9.284               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.020               --               --               --
Accumulation unit value at end of period     $10.196               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.244               --               --               --
Accumulation unit value at end of period      $9.191               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.907           $6.273          $10.809          $10.699
Accumulation unit value at end of period     $10.012           $7.907           $6.273          $10.809
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2               --
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.328               --               --               --
Accumulation unit value at end of period     $10.977               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.294               --               --               --
Accumulation unit value at end of period     $10.919               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.268           $8.864          $10.000               --
Accumulation unit value at end of period     $10.875          $10.268           $8.864               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.242               --               --               --
Accumulation unit value at end of period     $10.832               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.225           $8.849          $10.000               --
Accumulation unit value at end of period     $10.803          $10.225           $8.849               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.208           $8.844          $10.000               --
Accumulation unit value at end of period     $10.774          $10.208           $8.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.174           $8.832          $10.000               --
Accumulation unit value at end of period     $10.717          $10.174           $8.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.140           $8.820          $10.000               --
Accumulation unit value at end of period     $10.660          $10.140           $8.820               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32                2               --
CALVERT SOCIAL INVESTMENT FUND BOND
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.498               --               --               --
Accumulation unit value at end of period     $11.128               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.941           $9.904          $10.465           $9.935
Accumulation unit value at end of period     $11.575          $10.941           $9.904          $10.465
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.028           $9.997          $10.580          $10.053
Accumulation unit value at end of period     $11.650          $11.028           $9.997          $10.580
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9                6                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.410          $10.359          $10.979          $10.441
Accumulation unit value at end of period     $12.035          $11.410          $10.359          $10.979
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.858           $9.868          $10.469           $9.962
Accumulation unit value at end of period     $11.441          $10.858           $9.868          $10.469
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.329          $10.306          $10.945          $10.421
Accumulation unit value at end of period     $11.926          $11.329          $10.306          $10.945
Number of accumulation units outstanding
 at end of period (in thousands)                  13               10                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.773           $9.820          $10.450           $9.961
Accumulation unit value at end of period     $11.318          $10.773           $9.820          $10.450
Number of accumulation units outstanding
 at end of period (in thousands)                  12                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.170          $10.202          $10.878          $10.381
Accumulation unit value at end of period     $11.711          $11.170          $10.202          $10.878
Number of accumulation units outstanding
 at end of period (in thousands)                  37               23                5                2
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.867               --               --               --
Accumulation unit value at end of period     $10.379               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.516           $8.662          $13.482          $12.307
Accumulation unit value at end of period     $13.452          $11.516           $8.662          $13.482
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.604           $8.742          $13.627          $12.458
Accumulation unit value at end of period     $13.536          $11.604           $8.742          $13.627
Number of accumulation units outstanding
 at end of period (in thousands)                  33               22                7                5

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.511           $8.684          $13.558          $12.413
Accumulation unit value at end of period     $13.406          $11.511           $8.684          $13.558
Number of accumulation units outstanding
 at end of period (in thousands)                  26               22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.878           $6.704          $10.477          $10.175
Accumulation unit value at end of period     $10.329           $8.878           $6.704          $10.477
Number of accumulation units outstanding
 at end of period (in thousands)                  41               20                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.078           $8.374          $13.100          $12.018
Accumulation unit value at end of period     $12.876          $11.078           $8.374          $13.100
Number of accumulation units outstanding
 at end of period (in thousands)                  40               40                4               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.808           $6.672          $10.458          $10.174
Accumulation unit value at end of period     $10.218           $8.808           $6.672          $10.458
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.892           $7.508          $11.792          $10.861
Accumulation unit value at end of period     $11.452           $9.892           $7.508          $11.792
Number of accumulation units outstanding
 at end of period (in thousands)                  48               26                7                3
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.957           $6.282          $10.000               --
Accumulation unit value at end of period      $9.219           $7.957           $6.282               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.483               --               --               --
Accumulation unit value at end of period      $8.653               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.453               --               --               --
Accumulation unit value at end of period      $8.606               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.424               --               --               --
Accumulation unit value at end of period      $8.559               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.153           $5.681           $9.621          $10.075
Accumulation unit value at end of period      $8.238           $7.153           $5.681           $9.621
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.384               --               --               --
Accumulation unit value at end of period      $8.497               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.097               --               --               --
Accumulation unit value at end of period      $8.149               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.307           $5.832           $9.927          $10.426
Accumulation unit value at end of period      $8.374           $7.307           $5.832           $9.927
Number of accumulation units outstanding
 at end of period (in thousands)                   1                7               --               --
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.096               --               --               --
Accumulation unit value at end of period      $9.656               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.397           $5.751           $9.956          $10.000
Accumulation unit value at end of period      $8.804           $7.397           $5.751           $9.956
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.966           $6.203          $10.754          $10.149
Accumulation unit value at end of period      $9.467           $7.966           $6.203          $10.754
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.507           $7.413          $12.872          $12.159
Accumulation unit value at end of period     $11.281           $9.507           $7.413          $12.872
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.914               --               --               --
Accumulation unit value at end of period      $9.382               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.440           $7.376          $12.832          $12.136
Accumulation unit value at end of period     $11.179           $9.440           $7.376          $12.832
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9                6                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.853               --               --               --
Accumulation unit value at end of period      $9.281               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.306           $7.301          $12.753          $12.089
Accumulation unit value at end of period     $10.977           $9.306           $7.301          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               12                4
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.180               --               --               --
Accumulation unit value at end of period     $10.041               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.193               --               --               --
Accumulation unit value at end of period      $8.812               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.165           $5.445           $9.399          $10.137
Accumulation unit value at end of period      $8.764           $7.165           $5.445           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.137           $5.432           $9.390          $10.137
Accumulation unit value at end of period      $8.717           $7.137           $5.432           $9.390
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.118               --               --               --
Accumulation unit value at end of period      $8.685               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.100               --               --               --
Accumulation unit value at end of period      $8.654               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.063               --               --               --
Accumulation unit value at end of period      $8.592               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.026               --               --               --
Accumulation unit value at end of period      $8.530               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --               --
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.121           $5.828          $10.000               --
Accumulation unit value at end of period      $9.943           $8.121           $5.828               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.576               --               --               --
Accumulation unit value at end of period      $9.258               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.546           $5.435           $9.817          $10.397
Accumulation unit value at end of period      $9.207           $7.546           $5.435           $9.817
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.516               --               --               --
Accumulation unit value at end of period      $9.157               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.337           $5.297           $9.593          $10.174
Accumulation unit value at end of period      $8.930           $7.337           $5.297           $9.593
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.477               --               --               --
Accumulation unit value at end of period      $9.091               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.280               --               --               --
Accumulation unit value at end of period      $8.833               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.398           $5.368           $9.770          $10.393
Accumulation unit value at end of period      $8.959           $7.398           $5.368           $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9               --               --
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.890               --               --               --
Accumulation unit value at end of period     $12.493               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.410               --               --               --
Accumulation unit value at end of period     $10.602               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.376           $5.697           $8.716          $10.355
Accumulation unit value at end of period     $10.544           $8.376           $5.697           $8.716
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.343               --               --               --
Accumulation unit value at end of period     $10.486               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.133               --               --               --
Accumulation unit value at end of period     $10.213               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.299               --               --               --
Accumulation unit value at end of period     $10.410               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.070               --               --               --
Accumulation unit value at end of period     $10.103               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.212           $5.627           $8.674          $10.350
Accumulation unit value at end of period     $10.260           $8.212           $5.627           $8.674
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.090               --               --               --
Accumulation unit value at end of period     $12.767               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.084           $6.328          $10.003          $10.000
Accumulation unit value at end of period     $11.585          $10.084           $6.328          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.615           $6.671          $10.561          $10.154
Accumulation unit value at end of period     $12.177          $10.615           $6.671          $10.561
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.856               --               --               --
Accumulation unit value at end of period     $15.871               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.546           $6.644          $10.545          $10.153
Accumulation unit value at end of period     $12.068          $10.546           $6.644          $10.545
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.758           $8.676          $13.784          $13.279
Accumulation unit value at end of period     $15.727          $13.758           $8.676          $13.784
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.464           $6.612          $10.526          $10.152
Accumulation unit value at end of period     $11.938          $10.464           $6.612          $10.526
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.564           $8.588          $13.699          $13.228
Accumulation unit value at end of period     $15.444          $13.564           $8.588          $13.699
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.623               --               --               --
Accumulation unit value at end of period     $12.238               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.484               --               --               --
Accumulation unit value at end of period     $12.053               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.443               --               --               --
Accumulation unit value at end of period     $11.988               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.401           $6.385          $10.792          $10.339
Accumulation unit value at end of period     $11.922          $10.401           $6.385          $10.792
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.199           $6.267          $10.603          $10.163
Accumulation unit value at end of period     $11.679          $10.199           $6.267          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.346               --               --               --
Accumulation unit value at end of period     $11.836               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.119               --               --               --
Accumulation unit value at end of period     $11.553               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.238           $6.322          $10.750          $10.335
Accumulation unit value at end of period     $11.665          $10.238           $6.322          $10.750
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --               --
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $18.060               --               --               --
Accumulation unit value at end of period     $22.672               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.031               --               --               --
Accumulation unit value at end of period     $22.589               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.008               --               --               --
Accumulation unit value at end of period     $22.528               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.986               --               --               --
Accumulation unit value at end of period     $22.466               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.971          $10.000               --               --
Accumulation unit value at end of period     $22.425          $17.971               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.957               --               --               --
Accumulation unit value at end of period     $22.384               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.927               --               --               --
Accumulation unit value at end of period     $22.303               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.898               --               --               --
Accumulation unit value at end of period     $22.222               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
DAVIS FINANCIAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.643               --               --               --
Accumulation unit value at end of period      $9.601               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.614               --               --               --
Accumulation unit value at end of period      $9.549               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.062           $4.860           $8.982          $10.111
Accumulation unit value at end of period      $7.817           $7.062           $4.860           $8.982
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.871           $6.115          $11.318          $12.751
Accumulation unit value at end of period      $9.805           $8.871           $6.115          $11.318
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.016           $4.841           $8.969          $10.110
Accumulation unit value at end of period      $7.746           $7.016           $4.841           $8.969
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.808               --               --               --
Accumulation unit value at end of period      $9.716               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.961           $4.817           $8.952          $10.110
Accumulation unit value at end of period      $7.663           $6.961           $4.817           $8.952
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.684           $6.022          $11.213          $12.677
Accumulation unit value at end of period      $9.541           $8.684           $6.022          $11.213
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2               --
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.215               --               --               --
Accumulation unit value at end of period      $9.196               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.787           $9.716          $16.258          $15.542
Accumulation unit value at end of period     $14.285          $12.787           $9.716          $16.258
Number of accumulation units outstanding
 at end of period (in thousands)                  86               84               44               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.638           $9.618          $16.118          $15.431
Accumulation unit value at end of period     $14.099          $12.638           $9.618          $16.118
Number of accumulation units outstanding
 at end of period (in thousands)                  45               20               35               28

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.721           $8.171          $13.714          $13.149
Accumulation unit value at end of period     $11.942          $10.721           $8.171          $13.714
Number of accumulation units outstanding
 at end of period (in thousands)                  18               25               18               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.526           $5.742           $9.646          $10.099
Accumulation unit value at end of period      $8.374           $7.526           $5.742           $9.646
Number of accumulation units outstanding
 at end of period (in thousands)                  60               31                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.300           $9.393          $15.796          $15.176
Accumulation unit value at end of period     $13.673          $12.300           $9.393          $15.796
Number of accumulation units outstanding
 at end of period (in thousands)                  73               77               54               33
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.467           $5.714           $9.628          $10.098
Accumulation unit value at end of period      $8.284           $7.467           $5.714           $9.628
Number of accumulation units outstanding
 at end of period (in thousands)                  49                4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.924           $9.142          $15.436          $14.890
Accumulation unit value at end of period     $13.202          $11.924           $9.142          $15.436
Number of accumulation units outstanding
 at end of period (in thousands)                  82               90               41               25
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.799               --               --               --
Accumulation unit value at end of period     $11.430               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.763               --               --               --
Accumulation unit value at end of period     $11.369               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  80               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.737          $10.329          $10.000               --
Accumulation unit value at end of period     $11.324          $10.737          $10.329               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.710          $10.318          $10.000               --
Accumulation unit value at end of period     $11.279          $10.710          $10.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.692          $10.311          $10.000               --
Accumulation unit value at end of period     $11.249          $10.692          $10.311               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                2               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.674          $10.305          $10.000               --
Accumulation unit value at end of period     $11.219          $10.674          $10.305               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.638          $10.291          $10.000               --
Accumulation unit value at end of period     $11.159          $10.638          $10.291               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.603          $10.277          $10.000               --
Accumulation unit value at end of period     $11.099          $10.603          $10.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               32               --               --
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.859               --               --               --
Accumulation unit value at end of period     $11.148               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.520               --               --               --
Accumulation unit value at end of period     $13.211               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.556           $7.741          $12.242          $11.438
Accumulation unit value at end of period     $13.236          $10.556           $7.741          $12.242
Number of accumulation units outstanding
 at end of period (in thousands)                  25               10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.485           $7.701          $12.197          $11.413
Accumulation unit value at end of period     $13.129          $10.485           $7.701          $12.197
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.771           $6.448          $10.000               --
Accumulation unit value at end of period     $10.971           $8.771           $6.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.392           $7.648          $12.137          $11.380
Accumulation unit value at end of period     $12.986          $10.392           $7.648          $12.137
Number of accumulation units outstanding
 at end of period (in thousands)                   7               12                2                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.727           $6.435          $10.000               --
Accumulation unit value at end of period     $10.884           $8.727           $6.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.209           $7.543          $12.018          $11.314
Accumulation unit value at end of period     $12.706          $10.209           $7.543          $12.018
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25               --               --
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.316           $6.608          $10.000               --
Accumulation unit value at end of period      $9.512           $8.316           $6.608               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.288               --               --               --
Accumulation unit value at end of period      $9.461               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.267           $6.592          $10.000               --
Accumulation unit value at end of period      $9.424           $8.267           $6.592               --
Number of accumulation units outstanding
 at end of period (in thousands)                 129               40               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.247           $6.586          $10.000               --
Accumulation unit value at end of period      $9.386           $8.247           $6.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.233           $6.581          $10.000               --
Accumulation unit value at end of period      $9.361           $8.233           $6.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.219           $6.577          $10.000               --
Accumulation unit value at end of period      $9.336           $8.219           $6.577               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.192           $6.568          $10.000               --
Accumulation unit value at end of period      $9.286           $8.192           $6.568               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.164           $6.559          $10.000               --
Accumulation unit value at end of period      $9.237           $8.164           $6.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               40               --               --
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.996               --               --               --
Accumulation unit value at end of period     $11.323               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.830               --               --               --
Accumulation unit value at end of period     $12.347               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.859           $7.913          $11.486          $11.616
Accumulation unit value at end of period     $12.365           $9.859           $7.913          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                  20                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.793           $7.872          $11.444          $11.591
Accumulation unit value at end of period     $12.264           $9.793           $7.872          $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.907           $7.166          $10.000               --
Accumulation unit value at end of period     $11.143           $8.907           $7.166               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.706           $7.818          $11.388          $11.557
Accumulation unit value at end of period     $12.131           $9.706           $7.818          $11.388
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.862           $7.152          $10.000               --
Accumulation unit value at end of period     $11.054           $8.862           $7.152               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.535           $7.710          $11.277          $11.490
Accumulation unit value at end of period     $11.869           $9.535           $7.710          $11.277
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11                2               --
DWS GLOBAL THEMATIC FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.720               --               --               --
Accumulation unit value at end of period      $8.732               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.694               --               --               --
Accumulation unit value at end of period      $8.685               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.946           $5.577          $10.702          $11.368
Accumulation unit value at end of period      $8.956           $7.946           $5.577          $10.702
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               15               12

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.774               --               --               --
Accumulation unit value at end of period     $11.001               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.055               --               --               --
Accumulation unit value at end of period      $7.932               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.705           $6.836          $13.163          $14.011
Accumulation unit value at end of period     $10.901           $9.705           $6.836          $13.163
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.000               --               --               --
Accumulation unit value at end of period      $7.846               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.568           $6.767          $13.082          $13.956
Accumulation unit value at end of period     $10.704           $9.568           $6.767          $13.082
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1               --
DWS RREEF REAL ESTATE SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.774               --               --               --
Accumulation unit value at end of period     $10.370               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.196               --               --               --
Accumulation unit value at end of period     $10.476               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.138               --               --               --
Accumulation unit value at end of period     $10.381               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.023               --               --               --
Accumulation unit value at end of period     $10.194               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
DWS STRATEGIC VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.161               --               --               --
Accumulation unit value at end of period      $8.039               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.602           $5.367           $9.249               --
Accumulation unit value at end of period      $7.396           $6.602           $5.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.156           $5.012           $9.242          $10.076
Accumulation unit value at end of period      $6.886           $6.156           $5.012           $9.242
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.698           $6.277          $11.592          $12.649
Accumulation unit value at end of period      $8.598           $7.698           $6.277          $11.592
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.116               --               --               --
Accumulation unit value at end of period      $6.824               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.644               --               --               --
Accumulation unit value at end of period      $8.520               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.068           $4.968           $9.211          $10.074
Accumulation unit value at end of period      $6.751           $6.068           $4.968           $9.211
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.536           $6.181          $11.484          $12.576
Accumulation unit value at end of period      $8.367           $7.536           $6.181          $11.484
Number of accumulation units outstanding
 at end of period (in thousands)                  13               17                9                7
EATON VANCE DIVIDEND BUILDER FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.103           $6.315          $10.000               --
Accumulation unit value at end of period      $7.717           $7.103           $6.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.367           $6.559          $10.557          $10.065
Accumulation unit value at end of period      $7.991           $7.367           $6.559          $10.557
Number of accumulation units outstanding
 at end of period (in thousands)                  49               38               12                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.619           $9.468          $15.263          $14.564
Accumulation unit value at end of period     $11.501          $10.619           $9.468          $15.263
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.543           $9.420          $15.215          $14.536
Accumulation unit value at end of period     $11.397          $10.543           $9.420          $15.215
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               11                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.262           $6.501          $10.521          $10.063
Accumulation unit value at end of period      $7.834           $7.262           $6.501          $10.521
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.395           $9.324          $15.121          $14.479
Accumulation unit value at end of period     $11.191          $10.395           $9.324          $15.121
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                4               --
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.951               --               --               --
Accumulation unit value at end of period     $12.575               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.915               --               --               --
Accumulation unit value at end of period     $12.508               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.587           $6.764           $9.761          $10.035
Accumulation unit value at end of period     $12.115          $10.587           $6.764           $9.761
Number of accumulation units outstanding
 at end of period (in thousands)                  27               20               18               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712           $7.494          $10.830          $11.145
Accumulation unit value at end of period     $13.382          $11.712           $7.494          $10.830
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.519           $6.737           $9.746          $10.035
Accumulation unit value at end of period     $12.006          $10.519           $6.737           $9.746
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.629           $7.456          $10.797          $11.123
Accumulation unit value at end of period     $13.261          $11.629           $7.456          $10.797
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                5                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.437           $6.704           $9.728          $10.034
Accumulation unit value at end of period     $11.877          $10.437           $6.704           $9.728
Number of accumulation units outstanding
 at end of period (in thousands)                  16                5                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.465           $7.380          $10.730          $11.080
Accumulation unit value at end of period     $13.022          $11.465           $7.380          $10.730
Number of accumulation units outstanding
 at end of period (in thousands)                  28               22               16                8
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.782               --               --               --
Accumulation unit value at end of period      $8.551               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.756           $6.651          $10.000               --
Accumulation unit value at end of period      $8.505           $7.756           $6.651               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.568           $6.500           $9.969          $10.112
Accumulation unit value at end of period      $8.287           $7.568           $6.500           $9.969
Number of accumulation units outstanding
 at end of period (in thousands)                 172               69               28               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.695           $8.340          $12.810          $13.005
Accumulation unit value at end of period     $10.600           $9.695           $8.340          $12.810
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.519           $6.474           $9.954          $10.111
Accumulation unit value at end of period      $8.213           $7.519           $6.474           $9.954
Number of accumulation units outstanding
 at end of period (in thousands)                  48               27                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.627           $8.297          $12.770          $12.979
Accumulation unit value at end of period     $10.504           $9.627           $8.297          $12.770
Number of accumulation units outstanding
 at end of period (in thousands)                  20               14                8                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.460           $6.443           $9.936          $10.110
Accumulation unit value at end of period      $8.124           $7.460           $6.443           $9.936
Number of accumulation units outstanding
 at end of period (in thousands)                  32               17                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.491           $8.213          $12.691          $12.929
Accumulation unit value at end of period     $10.315           $9.491           $8.213          $12.691
Number of accumulation units outstanding
 at end of period (in thousands)                  74               64               21                3
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.677               --               --               --
Accumulation unit value at end of period     $11.848               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.642               --               --               --
Accumulation unit value at end of period     $11.785               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.908           $9.062           $9.818          $10.031
Accumulation unit value at end of period     $10.957           $9.908           $9.062           $9.818
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.719          $10.734          $11.647          $11.911
Accumulation unit value at end of period     $12.940          $11.719          $10.734          $11.647
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.844               --               --               --
Accumulation unit value at end of period     $10.858               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.637          $10.680          $11.611          $11.888
Accumulation unit value at end of period     $12.823          $11.637          $10.680          $11.611
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.767           $8.982           $9.785          $10.030
Accumulation unit value at end of period     $10.741           $9.767           $8.982           $9.785
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.472          $10.571          $11.539          $11.841
Accumulation unit value at end of period     $12.591          $11.472          $10.571          $11.539
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
FEDERATED CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $14.382               --               --               --
Accumulation unit value at end of period     $16.158               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.358               --               --               --
Accumulation unit value at end of period     $16.100               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.274               --               --               --
Accumulation unit value at end of period      $9.263               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.191               --               --               --
Accumulation unit value at end of period     $11.392               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.226               --               --               --
Accumulation unit value at end of period      $9.186               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.118           $7.822          $13.653          $12.838
Accumulation unit value at end of period     $11.289          $10.118           $7.822          $13.653
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               21                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.168               --               --               --
Accumulation unit value at end of period      $9.095               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.975           $8.849          $12.612          $11.546
Accumulation unit value at end of period     $11.085           $9.975           $8.849          $12.612
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.228               --               --               --
Accumulation unit value at end of period      $9.756               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.527           $5.824          $10.115          $10.000
Accumulation unit value at end of period      $8.907           $7.527           $5.824          $10.115
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042           $6.232          $10.840          $10.173
Accumulation unit value at end of period      $9.502           $8.042           $6.232          $10.840
Number of accumulation units outstanding
 at end of period (in thousands)                  37               23                8                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.130           $7.863          $13.696          $12.864
Accumulation unit value at end of period     $11.952          $10.130           $7.863          $13.696
Number of accumulation units outstanding
 at end of period (in thousands)                  24               16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990           $6.207          $10.823          $10.172
Accumulation unit value at end of period      $9.417           $7.990           $6.207          $10.823
Number of accumulation units outstanding
 at end of period (in thousands)                  59               36               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.058           $7.822          $13.653          $12.838
Accumulation unit value at end of period     $11.843          $10.058           $7.822          $13.653
Number of accumulation units outstanding
 at end of period (in thousands)                  38               31               21                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927           $6.177          $10.803          $10.171
Accumulation unit value at end of period      $9.315           $7.927           $6.177          $10.803
Number of accumulation units outstanding
 at end of period (in thousands)                  39               20                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.916           $7.743          $13.568          $12.788
Accumulation unit value at end of period     $11.629           $9.916           $7.743          $13.568
Number of accumulation units outstanding
 at end of period (in thousands)                 109               97               21                8
FEDERATED MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.670               --               --               --
Accumulation unit value at end of period      $9.105               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.644           $5.861          $10.000               --
Accumulation unit value at end of period      $9.057           $7.644           $5.861               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.574           $5.816          $10.210          $10.193
Accumulation unit value at end of period      $8.960           $7.574           $5.816          $10.210
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.437               --               --               --
Accumulation unit value at end of period     $11.147               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.524           $5.793          $10.195          $10.192
Accumulation unit value at end of period      $8.879           $7.524           $5.793          $10.195
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.370           $7.221          $12.721          $12.724
Accumulation unit value at end of period     $11.046           $9.370           $7.221          $12.721
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.466               --               --               --
Accumulation unit value at end of period      $8.784               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $7.147          $12.641          $12.674
Accumulation unit value at end of period     $10.846           $9.237           $7.147          $12.641
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3                2               --
FIDELITY(R) ADVISOR DYNAMIC CAPITAL
 APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.745               --               --               --
Accumulation unit value at end of period     $10.449               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.979               --               --               --
Accumulation unit value at end of period      $9.515               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.948               --               --               --
Accumulation unit value at end of period      $9.464               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.916               --               --               --
Accumulation unit value at end of period      $9.412               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.715               --               --               --
Accumulation unit value at end of period      $9.163               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.875               --               --               --
Accumulation unit value at end of period      $9.344               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.655           $5.728           $9.711          $10.199
Accumulation unit value at end of period      $9.064           $7.655           $5.728           $9.711
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.792           $5.843           $9.925          $10.435
Accumulation unit value at end of period      $9.208           $7.792           $5.843           $9.925
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
FIDELITY(R) ADVISOR EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.365           $5.799          $11.006          $10.947
Accumulation unit value at end of period      $9.041           $7.365           $5.799          $11.006
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.266               --               --               --
Accumulation unit value at end of period     $11.356               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.322               --               --               --
Accumulation unit value at end of period      $8.966               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.200               --               --               --
Accumulation unit value at end of period     $11.253               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.271           $5.756          $10.985          $10.931
Accumulation unit value at end of period      $8.876           $7.271           $5.756          $10.985
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.070           $7.195          $13.758          $13.692
Accumulation unit value at end of period     $11.050           $9.070           $7.195          $13.758
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2                1
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.356               --               --               --
Accumulation unit value at end of period      $9.112               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.524               --               --               --
Accumulation unit value at end of period      $9.302               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.494           $4.725          $10.300          $10.545
Accumulation unit value at end of period      $9.252           $7.494           $4.725          $10.300
Number of accumulation units outstanding
 at end of period (in thousands)                  66               23                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.465               --               --               --
Accumulation unit value at end of period      $9.201               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.212           $4.558           $9.961          $10.213
Accumulation unit value at end of period      $8.880           $7.212           $4.558           $9.961
Number of accumulation units outstanding
 at end of period (in thousands)                  39               19               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.425           $4.698          $10.277          $10.543
Accumulation unit value at end of period      $9.134           $7.425           $4.698          $10.277
Number of accumulation units outstanding
 at end of period (in thousands)                  45               51               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.155           $4.536           $9.943          $10.212
Accumulation unit value at end of period      $8.784           $7.155           $4.536           $9.943
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.347           $4.667          $10.250          $10.541
Accumulation unit value at end of period      $9.002           $7.347           $4.667          $10.250
Number of accumulation units outstanding
 at end of period (in thousands)                  23               34                1               --
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.387           $7.003          $10.000               --
Accumulation unit value at end of period     $10.767           $9.387           $7.003               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.356               --               --               --
Accumulation unit value at end of period     $10.709               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.752               --               --               --
Accumulation unit value at end of period     $10.003               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.805           $8.101          $12.241          $12.578
Accumulation unit value at end of period     $12.332          $10.805           $8.101          $12.241
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.695           $6.526           $9.870          $10.147
Accumulation unit value at end of period      $9.913           $8.695           $6.526           $9.870
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.729           $8.060          $12.203          $12.553
Accumulation unit value at end of period     $12.220          $10.729           $8.060          $12.203
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.627           $6.494           $9.852          $10.146
Accumulation unit value at end of period      $9.807           $8.627           $6.494           $9.852
Number of accumulation units outstanding
 at end of period (in thousands)                  30               14               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.578           $7.978          $12.128          $12.505
Accumulation unit value at end of period     $12.000          $10.578           $7.978          $12.128
Number of accumulation units outstanding
 at end of period (in thousands)                   9               20                1               --
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.391               --               --               --
Accumulation unit value at end of period     $10.587               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.305           $6.917           $9.989          $10.000
Accumulation unit value at end of period     $10.470           $9.305           $6.917           $9.989
Number of accumulation units outstanding
 at end of period (in thousands)                  64               58               40               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.473           $7.052          $10.200          $10.499
Accumulation unit value at end of period     $10.643           $9.473           $7.052          $10.200
Number of accumulation units outstanding
 at end of period (in thousands)                  88               73               57               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.893           $8.121          $11.763          $12.119
Accumulation unit value at end of period     $12.219          $10.893           $8.121          $11.763
Number of accumulation units outstanding
 at end of period (in thousands)                  31               25                4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.938           $6.670           $9.671           $9.970
Accumulation unit value at end of period     $10.016           $8.938           $6.670           $9.671
Number of accumulation units outstanding
 at end of period (in thousands)                 112               77               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.815           $8.079          $11.727          $12.095
Accumulation unit value at end of period     $12.108          $10.815           $8.079          $11.727
Number of accumulation units outstanding
 at end of period (in thousands)                  47               40               33               26
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.868           $6.638           $9.654           $9.969
Accumulation unit value at end of period      $9.908           $8.868           $6.638           $9.654
Number of accumulation units outstanding
 at end of period (in thousands)                  51               16                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.662           $7.997          $11.653          $12.048
Accumulation unit value at end of period     $11.889          $10.662           $7.997          $11.653
Number of accumulation units outstanding
 at end of period (in thousands)                 209              163               46               56
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.783               --               --               --
Accumulation unit value at end of period     $11.138               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.941           $9.107          $13.597          $14.035
Accumulation unit value at end of period     $15.113          $11.941           $9.107          $13.597
Number of accumulation units outstanding
 at end of period (in thousands)                  40               27                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.849           $9.050          $13.532          $13.989
Accumulation unit value at end of period     $14.973          $11.849           $9.050          $13.532
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8               22               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.757           $8.994          $13.468          $13.944
Accumulation unit value at end of period     $14.835          $11.757           $8.994          $13.468
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.636           $5.848           $8.765          $10.187
Accumulation unit value at end of period      $9.626           $7.636           $5.848           $8.765
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.636           $8.919          $13.382          $13.883
Accumulation unit value at end of period     $14.653          $11.636           $8.919          $13.382
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14                8                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.577           $5.819           $8.749          $10.186
Accumulation unit value at end of period      $9.522           $7.577           $5.819           $8.749
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.397           $8.771          $13.214          $13.763
Accumulation unit value at end of period     $14.295          $11.397           $8.771          $13.214
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29               16                8
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.893               --               --               --
Accumulation unit value at end of period     $12.058               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.297               --               --               --
Accumulation unit value at end of period     $12.480               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.253           $9.008          $10.166           $9.999
Accumulation unit value at end of period     $12.413          $11.253           $9.008          $10.166
Number of accumulation units outstanding
 at end of period (in thousands)                  41               10                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.248           $9.819          $11.097          $10.925
Accumulation unit value at end of period     $13.490          $12.248           $9.819          $11.097
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.180           $8.972          $10.150           $9.998
Accumulation unit value at end of period     $12.301          $11.180           $8.972          $10.150
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.161               --               --               --
Accumulation unit value at end of period     $13.367               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.093           $8.928          $10.132           $9.997
Accumulation unit value at end of period     $12.169          $11.093           $8.928          $10.132
Number of accumulation units outstanding
 at end of period (in thousands)                  30                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.988           $9.669          $10.994          $10.861
Accumulation unit value at end of period     $13.126          $11.988           $9.669          $10.994
Number of accumulation units outstanding
 at end of period (in thousands)                  37               49                1               --
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.208               --               --               --
Accumulation unit value at end of period     $11.211               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.395           $8.717          $10.341          $10.126
Accumulation unit value at end of period     $11.394          $10.395           $8.717          $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.276           $8.630          $10.253          $10.049
Accumulation unit value at end of period     $11.246          $10.276           $8.630          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  86               76                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.574           $9.735          $11.584          $11.363
Accumulation unit value at end of period     $12.649          $11.574           $9.735          $11.584
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.334           $8.701          $10.364          $10.489
Accumulation unit value at end of period     $11.283          $10.334           $8.701          $10.364
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.492           $9.685          $11.548          $11.341
Accumulation unit value at end of period     $12.534          $11.492           $9.685          $11.548
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.129           $8.554          $10.219          $10.048
Accumulation unit value at end of period     $11.025          $10.129           $8.554          $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.329           $9.587          $11.476          $11.296
Accumulation unit value at end of period     $12.307          $11.329           $9.587          $11.476
Number of accumulation units outstanding
 at end of period (in thousands)                  43               35               19                1
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.452               --               --               --
Accumulation unit value at end of period     $10.788               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.305           $7.123          $10.322          $10.230
Accumulation unit value at end of period     $10.599           $9.305           $7.123          $10.322
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.150           $7.015          $10.182          $10.099
Accumulation unit value at end of period     $10.407           $9.150           $7.015          $10.182
Number of accumulation units outstanding
 at end of period (in thousands)                 112               89                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.979           $8.430          $12.253          $12.165
Accumulation unit value at end of period     $12.468          $10.979           $8.430          $12.253
Number of accumulation units outstanding
 at end of period (in thousands)                  27               23               20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.091           $6.987          $10.166          $10.099
Accumulation unit value at end of period     $10.314           $9.091           $6.987          $10.166
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.901           $8.387          $12.215          $12.141
Accumulation unit value at end of period     $12.355          $10.901           $8.387          $12.215
Number of accumulation units outstanding
 at end of period (in thousands)                  27               26               23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.020           $6.954          $10.148          $10.098
Accumulation unit value at end of period     $10.203           $9.020           $6.954          $10.148
Number of accumulation units outstanding
 at end of period (in thousands)                  26               13                4               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.747           $8.301          $12.139          $12.093
Accumulation unit value at end of period     $12.132          $10.747           $8.301          $12.139
Number of accumulation units outstanding
 at end of period (in thousands)                  87               65               31               11
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.002               --               --               --
Accumulation unit value at end of period     $11.183               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.086           $8.118          $10.341          $10.166
Accumulation unit value at end of period     $11.254          $10.086           $8.118          $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                6                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.949           $8.019          $10.230          $10.066
Accumulation unit value at end of period     $11.084           $9.949           $8.019          $10.230
Number of accumulation units outstanding
 at end of period (in thousands)                  55               45                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.505           $9.288          $11.867          $11.686
Accumulation unit value at end of period     $12.799          $11.505           $9.288          $11.867
Number of accumulation units outstanding
 at end of period (in thousands)                  49               66               63               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.884           $7.987          $10.215          $10.065
Accumulation unit value at end of period     $10.984           $9.884           $7.987          $10.215
Number of accumulation units outstanding
 at end of period (in thousands)                  31               21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.424           $9.241          $11.830          $11.663
Accumulation unit value at end of period     $12.683          $11.424           $9.241          $11.830
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               14                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.807           $7.949          $10.196          $10.064
Accumulation unit value at end of period     $10.866           $9.807           $7.949          $10.196
Number of accumulation units outstanding
 at end of period (in thousands)                 110               32               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.262           $9.146          $11.756          $11.618
Accumulation unit value at end of period     $12.453          $11.262           $9.146          $11.756
Number of accumulation units outstanding
 at end of period (in thousands)                 127              132               60               35
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.763               --               --               --
Accumulation unit value at end of period     $11.838               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.727               --               --               --
Accumulation unit value at end of period     $11.775               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.086           $9.653          $10.254           $9.971
Accumulation unit value at end of period     $12.151          $11.086           $9.653          $10.254
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.726          $10.225          $10.878          $10.587
Accumulation unit value at end of period     $12.832          $11.726          $10.225          $10.878
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.014           $9.614          $10.239           $9.970
Accumulation unit value at end of period     $12.041          $11.014           $9.614          $10.239
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.643          $10.173          $10.845          $10.567
Accumulation unit value at end of period     $12.716          $11.643          $10.173          $10.845
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.928           $9.568          $10.220           $9.969
Accumulation unit value at end of period     $11.912          $10.928           $9.568          $10.220
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.479          $10.070          $10.778          $10.526
Accumulation unit value at end of period     $12.487          $11.479          $10.070          $10.778
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --               --
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.723               --               --               --
Accumulation unit value at end of period      $9.619               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.969               --               --               --
Accumulation unit value at end of period     $10.976               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.672               --               --               --
Accumulation unit value at end of period      $9.539               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.898           $6.735          $11.876          $11.727
Accumulation unit value at end of period     $10.877           $9.898           $6.735          $11.876
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.611           $5.871          $10.374          $10.245
Accumulation unit value at end of period      $9.444           $8.611           $5.871          $10.374
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.758           $6.666          $11.802          $11.658
Accumulation unit value at end of period     $10.680           $9.758           $6.666          $11.802
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.617          $11.118          $10.587           $9.979
Accumulation unit value at end of period     $12.181          $11.617          $11.118          $10.587
Number of accumulation units outstanding
 at end of period (in thousands)                  85               47               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.806          $10.357          $10.000               --
Accumulation unit value at end of period     $11.314          $10.806          $10.357               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.770          $10.343          $10.000               --
Accumulation unit value at end of period     $11.253          $10.770          $10.343               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.466          $11.029          $10.555           $9.978
Accumulation unit value at end of period     $11.963          $11.466          $11.029          $10.555
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.913          $11.476          $10.999          $10.407
Accumulation unit value at end of period     $12.411          $11.913          $11.476          $10.999
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.392          $10.985          $10.539           $9.977
Accumulation unit value at end of period     $11.856          $11.392          $10.985          $10.539
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.829          $11.418          $10.965          $10.386
Accumulation unit value at end of period     $12.299          $11.829          $11.418          $10.965
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30                3                2

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.303          $10.932          $10.520           $9.976
Accumulation unit value at end of period     $11.728          $11.303          $10.932          $10.520
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.661          $11.301          $10.897          $10.345
Accumulation unit value at end of period     $12.076          $11.661          $11.301          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  30               26                5                1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.058               --               --               --
Accumulation unit value at end of period     $12.045               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.054               --               --               --
Accumulation unit value at end of period     $12.025               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.714           $6.195          $10.413          $10.192
Accumulation unit value at end of period     $11.467           $9.714           $6.195          $10.413
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.949           $7.632          $12.847          $12.576
Accumulation unit value at end of period     $14.084          $11.949           $7.632          $12.847
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.658           $6.175          $10.404          $10.185
Accumulation unit value at end of period     $11.371           $9.658           $6.175          $10.404
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.864               --               --               --
Accumulation unit value at end of period     $13.956               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.590           $6.150          $10.394          $10.177
Accumulation unit value at end of period     $11.258           $9.590           $6.150          $10.394
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.697           $7.516          $12.727          $12.464
Accumulation unit value at end of period     $13.703          $11.697           $7.516          $12.727
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.813               --               --               --
Accumulation unit value at end of period     $12.244               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.847               --               --               --
Accumulation unit value at end of period     $14.518               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.397           $8.307          $11.569          $11.432
Accumulation unit value at end of period     $13.989          $12.397           $8.307          $11.569
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.305           $8.257          $11.518          $11.398
Accumulation unit value at end of period     $13.865          $12.305           $8.257          $11.518
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.272           $6.900           $9.634          $10.008
Accumulation unit value at end of period     $11.563          $10.272           $6.900           $9.634
Number of accumulation units outstanding
 at end of period (in thousands)                  14                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.183           $8.192          $11.450          $11.354
Accumulation unit value at end of period     $13.700          $12.183           $8.192          $11.450
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               25               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.192           $6.867           $9.617          $10.007
Accumulation unit value at end of period     $11.438          $10.192           $6.867           $9.617
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.746           $7.930          $11.127          $11.078
Accumulation unit value at end of period     $13.156          $11.746           $7.930          $11.127
Number of accumulation units outstanding
 at end of period (in thousands)                  15                9                5                4
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.990               --               --               --
Accumulation unit value at end of period      $8.945               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.493           $6.027           $9.644          $10.289
Accumulation unit value at end of period      $8.372           $7.493           $6.027           $9.644
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.463           $6.012           $9.635          $10.288
Accumulation unit value at end of period      $8.327           $7.463           $6.012           $9.635
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.434               --               --               --
Accumulation unit value at end of period      $8.281               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.414           $5.987           $9.619          $10.286
Accumulation unit value at end of period      $8.251           $7.414           $5.987           $9.619
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.395               --               --               --
Accumulation unit value at end of period      $8.221               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.356           $5.958           $9.601          $10.284
Accumulation unit value at end of period      $8.162           $7.356           $5.958           $9.601
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.317           $5.938           $9.589          $10.283
Accumulation unit value at end of period      $8.102           $7.317           $5.938           $9.589
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --               --
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.487          $11.712          $18.575          $18.114
Accumulation unit value at end of period     $19.191          $15.487          $11.712          $18.575
Number of accumulation units outstanding
 at end of period (in thousands)                  56               54               47               43
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.308          $11.594          $18.415          $17.985
Accumulation unit value at end of period     $18.941          $15.308          $11.594          $18.415
Number of accumulation units outstanding
 at end of period (in thousands)                  36               30               27                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.292          $10.082          $16.038          $15.687
Accumulation unit value at end of period     $16.422          $13.292          $10.082          $16.038
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.569               --               --               --
Accumulation unit value at end of period      $9.343               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.898          $11.323          $18.048          $17.688
Accumulation unit value at end of period     $18.370          $14.898          $11.323          $18.048
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39               33               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.510               --               --               --
Accumulation unit value at end of period      $9.242               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.443          $11.021          $17.638          $17.355
Accumulation unit value at end of period     $17.738          $14.443          $11.021          $17.638
Number of accumulation units outstanding
 at end of period (in thousands)                  38               43               41               36
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.242               --               --               --
Accumulation unit value at end of period     $11.617               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.211           $7.238          $10.000               --
Accumulation unit value at end of period     $11.555           $9.211           $7.238               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.127           $6.396           $8.832          $10.186
Accumulation unit value at end of period     $10.180           $8.127           $6.396           $8.832
Number of accumulation units outstanding
 at end of period (in thousands)                  43               21               20               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.543           $7.522          $10.402          $12.007
Accumulation unit value at end of period     $11.936           $9.543           $7.522          $10.402
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.075           $5.747           $9.152          $10.125
Accumulation unit value at end of period     $10.089           $8.075           $5.747           $9.152
Number of accumulation units outstanding
 at end of period (in thousands)                  44               27               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.476           $7.483          $10.369          $11.983
Accumulation unit value at end of period     $11.827           $9.476           $7.483          $10.369
Number of accumulation units outstanding
 at end of period (in thousands)                  19               14                4                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.012           $6.340           $8.802          $10.184
Accumulation unit value at end of period      $9.980           $8.012           $6.340           $8.802
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16                6               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.341           $7.407          $10.304          $11.936
Accumulation unit value at end of period     $11.613           $9.341           $7.407          $10.304
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33                8                5
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $18.736               --               --               --
Accumulation unit value at end of period     $22.659               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.706               --               --               --
Accumulation unit value at end of period     $22.576               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.682               --               --               --
Accumulation unit value at end of period     $22.515               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.659               --               --               --
Accumulation unit value at end of period     $22.453               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.644           $6.370           $8.818          $10.185
Accumulation unit value at end of period     $22.413          $18.644           $6.370           $8.818
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.629               --               --               --
Accumulation unit value at end of period     $22.372               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.598               --               --               --
Accumulation unit value at end of period     $22.290               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.568               --               --               --
Accumulation unit value at end of period     $22.209               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
INVESCO BASIC VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.835               --               --               --
Accumulation unit value at end of period      $8.363               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.024               --               --               --
Accumulation unit value at end of period     $10.679               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  74               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.722               --               --               --
Accumulation unit value at end of period      $7.150               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.397               --               --               --
Accumulation unit value at end of period      $8.919               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.678           $4.440           $9.289          $10.086
Accumulation unit value at end of period      $7.086           $6.678           $4.440           $9.289
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.338           $5.548          $11.620          $12.625
Accumulation unit value at end of period      $8.838           $8.338           $5.548          $11.620
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.626           $4.418           $9.272          $10.086
Accumulation unit value at end of period      $7.009           $6.626           $4.418           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.338           $6.239          $13.119          $14.287
Accumulation unit value at end of period      $9.858           $9.338           $6.239          $13.119
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
INVESCO CAPITAL DEVELOPMENT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.255               --               --               --
Accumulation unit value at end of period      $9.816               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.227               --               --               --
Accumulation unit value at end of period      $9.764               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.206               --               --               --
Accumulation unit value at end of period      $9.725               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.186               --               --               --
Accumulation unit value at end of period      $9.686               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.172               --               --               --
Accumulation unit value at end of period      $9.660               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.158               --               --               --
Accumulation unit value at end of period      $9.635               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.131               --               --               --
Accumulation unit value at end of period      $9.583               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.104           $5.786          $10.000               --
Accumulation unit value at end of period      $9.532           $8.104           $5.786               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --               --
INVESCO EUROPEAN GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.784               --               --               --
Accumulation unit value at end of period      $8.737               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.022           $5.138           $9.681          $10.000
Accumulation unit value at end of period      $7.866           $7.022           $5.138           $9.681
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.265           $5.324          $10.047          $10.135
Accumulation unit value at end of period      $8.126           $7.265           $5.324          $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                  45               25               16               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.774           $7.907          $14.944          $15.088
Accumulation unit value at end of period     $12.032          $10.774           $7.907          $14.944
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.218           $5.303          $10.032          $10.134
Accumulation unit value at end of period      $8.053           $7.218           $5.303          $10.032
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.697               --               --               --
Accumulation unit value at end of period     $11.923               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.162           $5.277          $10.013          $10.133
Accumulation unit value at end of period      $7.966           $7.162           $5.277          $10.013
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.547           $7.787          $14.805          $15.000
Accumulation unit value at end of period     $11.708          $10.547           $7.787          $14.805
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8                1                4
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.453               --               --               --
Accumulation unit value at end of period      $9.487               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.424           $6.265          $10.000               --
Accumulation unit value at end of period      $9.437           $8.424           $6.265               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.146           $6.067          $10.295          $10.168
Accumulation unit value at end of period      $9.112           $8.146           $6.067          $10.295
Number of accumulation units outstanding
 at end of period (in thousands)                  11                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.648               --               --               --
Accumulation unit value at end of period     $13.009               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.093               --               --               --
Accumulation unit value at end of period      $9.030               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.566           $8.645          $14.719          $14.568
Accumulation unit value at end of period     $12.891          $11.566           $8.645          $14.719
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.030           $6.014          $10.261          $10.167
Accumulation unit value at end of period      $8.932           $8.030           $6.014          $10.261
Number of accumulation units outstanding
 at end of period (in thousands)                   2               10               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.403           $8.557          $14.629          $14.512
Accumulation unit value at end of period     $12.659          $11.403           $8.557          $14.629
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10               12                4
INVESCO MID CAP CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.767           $7.541          $10.447          $10.392
Accumulation unit value at end of period     $10.935           $9.767           $7.541          $10.447
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.423               --               --               --
Accumulation unit value at end of period     $12.770               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.710               --               --               --
Accumulation unit value at end of period     $10.844               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.342           $8.788          $12.218          $12.156
Accumulation unit value at end of period     $12.655          $11.342           $8.788          $12.218
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.642           $7.486          $10.428          $10.377
Accumulation unit value at end of period     $10.736           $9.642           $7.486          $10.428
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.182           $8.699          $12.142          $12.085
Accumulation unit value at end of period     $12.426          $11.182           $8.699          $12.142
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                2                1
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.612           $5.878          $10.000               --
Accumulation unit value at end of period      $9.332           $7.612           $5.878               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $20.304          $15.711          $24.790          $29.255
Accumulation unit value at end of period     $24.845          $20.304          $15.711          $24.790
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17                9               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $20.096          $15.573          $24.610          $16.788
Accumulation unit value at end of period     $24.554          $20.096          $15.573          $24.610
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11                8                6

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.935          $11.591          $18.344          $16.788
Accumulation unit value at end of period     $18.220          $14.935          $11.591          $18.344
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.945           $5.395           $8.548          $16.788
Accumulation unit value at end of period      $8.464           $6.945           $5.395           $8.548
Number of accumulation units outstanding
 at end of period (in thousands)                  19               14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.620          $15.258          $24.196          $16.788
Accumulation unit value at end of period     $23.889          $19.620          $15.258          $24.196
Number of accumulation units outstanding
 at end of period (in thousands)                  22               24               17               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.891           $5.369           $8.532          $16.788
Accumulation unit value at end of period      $8.373           $6.891           $5.369           $8.532
Number of accumulation units outstanding
 at end of period (in thousands)                  19                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.090          $14.905          $23.732          $16.788
Accumulation unit value at end of period     $23.150          $19.090          $14.905          $23.732
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               12                5
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.596               --               --               --
Accumulation unit value at end of period     $11.036               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.568               --               --               --
Accumulation unit value at end of period     $10.977               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.880           $6.581           $9.648          $10.210
Accumulation unit value at end of period     $10.082           $7.880           $6.581           $9.648
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.547               --               --               --
Accumulation unit value at end of period     $12.195               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.829           $6.554           $9.633          $10.209
Accumulation unit value at end of period      $9.991           $7.829           $6.554           $9.633
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.479               --               --               --
Accumulation unit value at end of period     $12.085               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.768           $6.523           $9.616          $10.208
Accumulation unit value at end of period      $9.883           $7.768           $6.523           $9.616
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.345           $7.863          $11.614          $12.345
Accumulation unit value at end of period     $11.866           $9.345           $7.863          $11.614
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4                1               --
INVESCO VAN KAMPEN COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.790               --               --               --
Accumulation unit value at end of period     $10.147               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.205               --               --               --
Accumulation unit value at end of period     $12.908               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.065           $8.591          $13.467          $13.796
Accumulation unit value at end of period     $12.728          $11.065           $8.591          $13.467
Number of accumulation units outstanding
 at end of period (in thousands)                  50               44               41               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.101           $8.631          $13.551          $13.903
Accumulation unit value at end of period     $12.750          $11.101           $8.631          $13.551
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.382           $5.745           $9.029          $10.056
Accumulation unit value at end of period      $8.469           $7.382           $5.745           $9.029
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.745           $8.372          $13.170          $13.538
Accumulation unit value at end of period     $12.317          $10.745           $8.372          $13.170
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26               22               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.324           $5.717           $9.012          $10.055
Accumulation unit value at end of period      $8.378           $7.324           $5.717           $9.012
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.391           $8.128          $12.838          $13.250
Accumulation unit value at end of period     $11.863          $10.391           $8.128          $12.838
Number of accumulation units outstanding
 at end of period (in thousands)                  53               44               23               44
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.640               --               --               --
Accumulation unit value at end of period     $10.818               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.230          $11.562          $15.426          $14.991
Accumulation unit value at end of period     $15.938          $14.230          $11.562          $15.426
Number of accumulation units outstanding
 at end of period (in thousands)                 190              416              400              426
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.063          $11.443          $15.290          $14.882
Accumulation unit value at end of period     $15.727          $14.063          $11.443          $15.290
Number of accumulation units outstanding
 at end of period (in thousands)                 289              205              216              171
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.898          $11.326          $15.156          $14.773
Accumulation unit value at end of period     $15.519          $13.898          $11.326          $15.156
Number of accumulation units outstanding
 at end of period (in thousands)                  61              106              101              103
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.801           $7.179           $9.617          $10.039
Accumulation unit value at end of period      $9.817           $8.801           $7.179           $9.617
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.806          $11.274          $15.116          $14.764
Accumulation unit value at end of period     $15.386          $13.806          $11.274          $15.116
Number of accumulation units outstanding
 at end of period (in thousands)                 239              240              226              236
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.732           $7.145           $9.599          $10.038
Accumulation unit value at end of period      $9.712           $8.732           $7.145           $9.599
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.256          $10.868          $14.631          $14.347
Accumulation unit value at end of period     $14.714          $13.256          $10.868          $14.631
Number of accumulation units outstanding
 at end of period (in thousands)                 106              104               79               65
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.849               --               --               --
Accumulation unit value at end of period      $9.953               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.819               --               --               --
Accumulation unit value at end of period      $9.900               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.814           $6.320           $9.367          $10.074
Accumulation unit value at end of period      $8.759           $7.814           $6.320           $9.367
Number of accumulation units outstanding
 at end of period (in thousands)                  24                8                4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.612           $7.786          $11.557          $12.439
Accumulation unit value at end of period     $10.758           $9.612           $7.786          $11.557
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.764           $6.295           $9.353          $10.073
Accumulation unit value at end of period      $8.680           $7.764           $6.295           $9.353
Number of accumulation units outstanding
 at end of period (in thousands)                  16                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.544           $7.746          $11.520          $12.415
Accumulation unit value at end of period     $10.660           $9.544           $7.746          $11.520
Number of accumulation units outstanding
 at end of period (in thousands)                  36               16               13                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.703           $6.264           $9.336          $10.072
Accumulation unit value at end of period      $8.587           $7.703           $6.264           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $7.667          $11.449          $12.366
Accumulation unit value at end of period     $10.467           $9.409           $7.667          $11.449
Number of accumulation units outstanding
 at end of period (in thousands)                  37               33                9                1
INVESCO VAN KAMPEN REAL ESTATE
 SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.274           $5.680           $9.288          $10.000
Accumulation unit value at end of period      $9.042           $7.274           $5.680           $9.288
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.383           $4.992           $8.175           $8.603
Accumulation unit value at end of period      $7.923           $6.383           $4.992           $8.175
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.982               --               --               --
Accumulation unit value at end of period      $9.893               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.926               --               --               --
Accumulation unit value at end of period      $9.804               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.814               --               --               --
Accumulation unit value at end of period      $9.627               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.336           $7.098          $10.000               --
Accumulation unit value at end of period     $10.313           $8.336           $7.098               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.404           $7.171          $11.205          $10.407
Accumulation unit value at end of period     $10.377           $8.404           $7.171          $11.205
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11                8                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.212           $7.017          $10.982          $10.208
Accumulation unit value at end of period     $10.125           $8.212           $7.017          $10.982
Number of accumulation units outstanding
 at end of period (in thousands)                  21               13                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.589           $8.206          $12.862          $11.966
Accumulation unit value at end of period     $11.805           $9.589           $8.206          $12.862
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.159           $6.989          $10.965          $10.208
Accumulation unit value at end of period     $10.034           $8.159           $6.989          $10.965
Number of accumulation units outstanding
 at end of period (in thousands)                  20                5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.521           $8.164          $12.822          $11.943
Accumulation unit value at end of period     $11.697           $9.521           $8.164          $12.822
Number of accumulation units outstanding
 at end of period (in thousands)                  15               11                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.095           $6.956          $10.945          $10.207
Accumulation unit value at end of period      $9.926           $8.095           $6.956          $10.945
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.386           $8.081          $12.742          $11.896
Accumulation unit value at end of period     $11.486           $9.386           $8.081          $12.742
Number of accumulation units outstanding
 at end of period (in thousands)                  29               29                6                4

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $17.993               --               --               --
Accumulation unit value at end of period     $23.270               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.963               --               --               --
Accumulation unit value at end of period     $23.186               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.941               --               --               --
Accumulation unit value at end of period     $23.122               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.919               --               --               --
Accumulation unit value at end of period     $23.059               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.904          $10.000               --               --
Accumulation unit value at end of period     $23.017          $17.904               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.889               --               --               --
Accumulation unit value at end of period     $22.975               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.860               --               --               --
Accumulation unit value at end of period     $22.892               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.831               --               --               --
Accumulation unit value at end of period     $22.809               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $12.419               --               --               --
Accumulation unit value at end of period     $13.611               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.398               --               --               --
Accumulation unit value at end of period     $13.561               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.383               --               --               --
Accumulation unit value at end of period     $13.524               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.368               --               --               --
Accumulation unit value at end of period     $13.487               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.358               --               --               --
Accumulation unit value at end of period     $13.463               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.347               --               --               --
Accumulation unit value at end of period     $13.438               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.327               --               --               --
Accumulation unit value at end of period     $13.389               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $10.000               --               --
Accumulation unit value at end of period     $13.341          $12.307               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $6.609               --               --               --
Accumulation unit value at end of period      $7.733               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.710           $3.845           $9.962          $10.000
Accumulation unit value at end of period      $7.836           $6.710           $3.845           $9.962
Number of accumulation units outstanding
 at end of period (in thousands)                  43               34               21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042           $4.615          $11.976          $10.186
Accumulation unit value at end of period      $9.378           $8.042           $4.615          $11.976
Number of accumulation units outstanding
 at end of period (in thousands)                  54               39               22               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.366           $6.532          $16.977          $14.452
Accumulation unit value at end of period     $13.234          $11.366           $6.532          $16.977
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990           $4.596          $11.958          $10.185
Accumulation unit value at end of period      $9.293           $7.990           $4.596          $11.958
Number of accumulation units outstanding
 at end of period (in thousands)                  19               10                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.286           $6.499          $16.924          $14.424
Accumulation unit value at end of period     $13.114          $11.286           $6.499          $16.924
Number of accumulation units outstanding
 at end of period (in thousands)                  19               12                9                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927           $4.574          $11.936          $10.184
Accumulation unit value at end of period      $9.193           $7.927           $4.574          $11.936
Number of accumulation units outstanding
 at end of period (in thousands)                  17               10                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.126           $6.433          $16.820          $14.368
Accumulation unit value at end of period     $12.878          $11.126           $6.433          $16.820
Number of accumulation units outstanding
 at end of period (in thousands)                  41               39               19                9
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.417               --               --               --
Accumulation unit value at end of period      $9.592               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.389               --               --               --
Accumulation unit value at end of period      $9.541               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.182           $7.401          $12.011          $10.165
Accumulation unit value at end of period     $10.426           $9.182           $7.401          $12.011
Number of accumulation units outstanding
 at end of period (in thousands)                  32               21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.664               --               --               --
Accumulation unit value at end of period     $12.091               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.122               --               --               --
Accumulation unit value at end of period     $10.332               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.589               --               --               --
Accumulation unit value at end of period     $11.982               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.051           $7.336          $11.971          $10.164
Accumulation unit value at end of period     $10.221           $9.051           $7.336          $11.971
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.439           $8.478          $13.863          $11.784
Accumulation unit value at end of period     $11.766          $10.439           $8.478          $13.863
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --               --
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.531               --               --               --
Accumulation unit value at end of period     $11.667               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.619           $8.341          $11.563          $10.569
Accumulation unit value at end of period     $12.847          $11.619           $8.341          $11.563
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.573           $8.320          $11.552          $10.568
Accumulation unit value at end of period     $12.777          $11.573           $8.320          $11.552
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.528               --               --               --
Accumulation unit value at end of period     $12.707               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.026           $7.947          $11.061          $10.134
Accumulation unit value at end of period     $12.142          $11.026           $7.947          $11.061
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.467           $8.272          $11.526          $10.566
Accumulation unit value at end of period     $12.615          $11.467           $8.272          $11.526
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $7.908          $11.041          $10.133
Accumulation unit value at end of period     $12.012          $10.940           $7.908          $11.041
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.346           $8.218          $11.497          $10.563
Accumulation unit value at end of period     $12.432          $11.346           $8.218          $11.497
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.590               --               --               --
Accumulation unit value at end of period     $12.442               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.579               --               --               --
Accumulation unit value at end of period     $12.405               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.570               --               --               --
Accumulation unit value at end of period     $12.377               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.562               --               --               --
Accumulation unit value at end of period     $12.349               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.556               --               --               --
Accumulation unit value at end of period     $12.331               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.550               --               --               --
Accumulation unit value at end of period     $12.313               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.539               --               --               --
Accumulation unit value at end of period     $12.276               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.528               --               --               --
Accumulation unit value at end of period     $12.239               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $12.795           $5.915          $10.000               --
Accumulation unit value at end of period     $16.029          $12.795           $5.915               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.783               --               --               --
Accumulation unit value at end of period     $15.981               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.773           $6.397          $10.902          $10.330
Accumulation unit value at end of period     $15.945          $12.773           $6.397          $10.902
Number of accumulation units outstanding
 at end of period (in thousands)                  19                8                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.764           $6.382          $10.892          $10.329
Accumulation unit value at end of period     $15.910          $12.764           $6.382          $10.892
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.758           $6.255          $10.687          $10.140
Accumulation unit value at end of period     $15.886          $12.758           $6.255          $10.687
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.751           $6.361          $10.878          $10.328
Accumulation unit value at end of period     $15.862          $12.751           $6.361          $10.878
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.739           $6.225          $10.667          $10.139
Accumulation unit value at end of period     $15.815          $12.739           $6.225          $10.667
Number of accumulation units outstanding
 at end of period (in thousands)                   1                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.726          $10.000               --               --
Accumulation unit value at end of period     $15.768          $12.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --               --
JANUS FLEXIBLE BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.661          $10.930          $10.348          $10.359
Accumulation unit value at end of period     $11.385          $10.661          $10.930          $10.348
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.653               --               --               --
Accumulation unit value at end of period     $11.360               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.648               --               --               --
Accumulation unit value at end of period     $11.343               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.642               --               --               --
Accumulation unit value at end of period     $11.326               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.632               --               --               --
Accumulation unit value at end of period     $11.292               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.622          $11.425          $10.898          $10.917
Accumulation unit value at end of period     $11.259          $10.622          $11.425          $10.898
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.861               --               --               --
Accumulation unit value at end of period      $8.290               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.934           $6.945          $12.450          $10.252
Accumulation unit value at end of period     $10.455           $9.934           $6.945          $12.450
Number of accumulation units outstanding
 at end of period (in thousands)                  40               32               25               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.762          $10.336          $18.557          $13.757
Accumulation unit value at end of period     $15.513          $14.762          $10.336          $18.557
Number of accumulation units outstanding
 at end of period (in thousands)                 192              180              153              113
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.923          $11.165          $20.076          $14.905
Accumulation unit value at end of period     $16.708          $15.923          $11.165          $20.076
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               13                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.725           $6.826          $12.287          $10.141
Accumulation unit value at end of period     $10.195           $9.725           $6.826          $12.287
Number of accumulation units outstanding
 at end of period (in thousands)                  58               34                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.317          $10.059          $18.123          $13.482
Accumulation unit value at end of period     $14.993          $14.317          $10.059          $18.123
Number of accumulation units outstanding
 at end of period (in thousands)                  55               58               30               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.650           $6.794          $12.264          $10.140
Accumulation unit value at end of period     $10.085           $9.650           $6.794          $12.264
Number of accumulation units outstanding
 at end of period (in thousands)                  18                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.188          $10.714          $19.381          $14.476
Accumulation unit value at end of period     $15.842          $15.188          $10.714          $19.381
Number of accumulation units outstanding
 at end of period (in thousands)                  30               34               11                4

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $12.703               --               --               --
Accumulation unit value at end of period     $15.090               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.690           $9.913           $9.913           $9.913
Accumulation unit value at end of period     $15.045          $12.690           $9.913           $9.913
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.681          $15.058          $29.684          $23.649
Accumulation unit value at end of period     $15.012          $12.681          $15.058          $29.684
Number of accumulation units outstanding
 at end of period (in thousands)                 191              132               55               32
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.672          $14.904          $29.423          $23.477
Accumulation unit value at end of period     $14.978          $12.672          $14.904          $29.423
Number of accumulation units outstanding
 at end of period (in thousands)                  15               17                4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.665           $5.637          $11.141          $10.182
Accumulation unit value at end of period     $14.956          $12.665           $5.637          $11.141
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.659          $14.797          $29.272          $23.403
Accumulation unit value at end of period     $14.934          $12.659          $14.797          $29.272
Number of accumulation units outstanding
 at end of period (in thousands)                 103              104               37               37
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.752           $5.610          $11.121          $10.181
Accumulation unit value at end of period     $14.889           $8.752           $5.610          $11.121
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.634          $14.302          $28.405          $22.801
Accumulation unit value at end of period     $14.845          $12.634          $14.302          $28.405
Number of accumulation units outstanding
 at end of period (in thousands)                  56               46               22               14
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.312               --               --               --
Accumulation unit value at end of period     $20.522               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.285               --               --               --
Accumulation unit value at end of period     $20.447               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.265               --               --               --
Accumulation unit value at end of period     $20.392               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.245               --               --               --
Accumulation unit value at end of period     $20.336               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.232          $10.000               --               --
Accumulation unit value at end of period     $20.299          $16.232               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.218               --               --               --
Accumulation unit value at end of period     $20.262               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.192               --               --               --
Accumulation unit value at end of period     $20.188               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.165          $10.000               --               --
Accumulation unit value at end of period     $20.115          $16.165               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.572               --               --               --
Accumulation unit value at end of period      $8.113               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.049               --               --               --
Accumulation unit value at end of period     $10.745               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.942           $7.055          $15.676          $16.768
Accumulation unit value at end of period     $10.616           $9.942           $7.055          $15.676
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.823               --               --               --
Accumulation unit value at end of period     $10.472               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.470               --               --               --
Accumulation unit value at end of period      $5.826               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.699           $6.906          $15.399          $16.530
Accumulation unit value at end of period     $10.319           $9.699           $6.906          $15.399
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                8               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.428               --               --               --
Accumulation unit value at end of period      $5.763               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.428           $6.740          $15.089          $16.262
Accumulation unit value at end of period      $9.991           $9.428           $6.740          $15.089
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8                6                3
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
 FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.310               --               --               --
Accumulation unit value at end of period      $9.027               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.489           $5.673           $9.898           $9.935
Accumulation unit value at end of period      $9.234           $7.489           $5.673           $9.898
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.511               --               --               --
Accumulation unit value at end of period     $10.479               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.727               --               --               --
Accumulation unit value at end of period      $9.503               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.451               --               --               --
Accumulation unit value at end of period     $10.384               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.673               --               --               --
Accumulation unit value at end of period      $9.409               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.332           $6.358          $11.178          $11.226
Accumulation unit value at end of period     $10.197           $8.332           $6.358          $11.178
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                1
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
 FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.232               --               --               --
Accumulation unit value at end of period     $10.176               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.446               --               --               --
Accumulation unit value at end of period      $9.185               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.416               --               --               --
Accumulation unit value at end of period      $9.135               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.387               --               --               --
Accumulation unit value at end of period      $9.086               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.367           $5.867          $10.263          $10.303
Accumulation unit value at end of period      $9.052           $7.367           $5.867          $10.263
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.348               --               --               --
Accumulation unit value at end of period      $9.020               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.309           $5.844          $10.253          $10.295
Accumulation unit value at end of period      $8.954           $7.309           $5.844          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.271           $5.546           $5.429           $5.438
Accumulation unit value at end of period      $8.889           $7.271           $5.546           $5.429
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL
 CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.670           $5.949           $9.566           $9.597
Accumulation unit value at end of period      $8.837           $7.670           $5.949           $9.566
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.365               --               --               --
Accumulation unit value at end of period     $10.774               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.950               --               --               --
Accumulation unit value at end of period      $9.137               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.298               --               --               --
Accumulation unit value at end of period     $10.677               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.894               --               --               --
Accumulation unit value at end of period      $9.046               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.167           $7.164          $11.606          $11.651
Accumulation unit value at end of period     $10.484           $9.167           $7.164          $11.606
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND -- CLASS A
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.738               --               --               --
Accumulation unit value at end of period     $10.889               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.249               --               --               --
Accumulation unit value at end of period     $12.752               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.688               --               --               --
Accumulation unit value at end of period     $10.799               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.176           $7.216          $12.308          $12.004
Accumulation unit value at end of period     $12.637          $10.176           $7.216          $12.308
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.627               --               --               --
Accumulation unit value at end of period     $10.691               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.033           $7.143          $12.232          $11.933
Accumulation unit value at end of period     $12.409          $10.033           $7.143          $12.232
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                2               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND -- CLASS FI
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.792               --               --               --
Accumulation unit value at end of period     $10.999               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.615           $6.070          $10.279          $10.021
Accumulation unit value at end of period     $10.757           $8.615           $6.070          $10.279
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.581           $6.055          $10.269          $10.000
Accumulation unit value at end of period     $10.698           $8.581           $6.055          $10.269
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.547               --               --               --
Accumulation unit value at end of period     $10.640               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.525           $6.154          $10.486          $10.226
Accumulation unit value at end of period     $10.601           $8.525           $6.154          $10.486
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.502               --               --               --
Accumulation unit value at end of period     $10.563               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.457           $6.130          $10.476          $10.218
Accumulation unit value at end of period     $10.486           $8.457           $6.130          $10.476
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.413           $5.980          $10.220          $10.000
Accumulation unit value at end of period     $10.410           $8.413           $5.980          $10.220
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6               --               --
LEGG MASON CLEARBRIDGE SMALL CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.917               --               --               --
Accumulation unit value at end of period      $9.841               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.977           $6.800          $10.684          $10.662
Accumulation unit value at end of period     $11.143           $8.977           $6.800          $10.684
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.870               --               --               --
Accumulation unit value at end of period      $9.759               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.913           $6.766          $10.651          $10.631
Accumulation unit value at end of period     $11.042           $8.913           $6.766          $10.651
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.815               --               --               --
Accumulation unit value at end of period      $9.662               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.788           $6.697          $10.585          $10.568
Accumulation unit value at end of period     $10.842           $8.788           $6.697          $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                1               --
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.213           $7.537          $10.000               --
Accumulation unit value at end of period     $10.170           $9.213           $7.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.889           $7.287           $9.824          $10.128
Accumulation unit value at end of period      $9.794           $8.889           $7.287           $9.824
Number of accumulation units outstanding
 at end of period (in thousands)                  60               50               23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.296           $7.631          $10.304          $10.632
Accumulation unit value at end of period     $10.226           $9.296           $7.631          $10.304
Number of accumulation units outstanding
 at end of period (in thousands)                 139              106               84               66
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.400           $8.550          $11.563          $11.941
Accumulation unit value at end of period     $11.424          $10.400           $8.550          $11.563
Number of accumulation units outstanding
 at end of period (in thousands)                  23               12                5               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.769           $7.217           $9.769          $10.095
Accumulation unit value at end of period      $9.623           $8.769           $7.217           $9.769
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.326           $8.507          $11.527          $11.918
Accumulation unit value at end of period     $11.320          $10.326           $8.507          $11.527
Number of accumulation units outstanding
 at end of period (in thousands)                  85               73               59               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.701           $7.182           $9.752          $10.094
Accumulation unit value at end of period      $9.519           $8.701           $7.182           $9.752
Number of accumulation units outstanding
 at end of period (in thousands)                  68               25               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.181           $8.421          $11.456          $11.872
Accumulation unit value at end of period     $11.116          $10.181           $8.421          $11.456
Number of accumulation units outstanding
 at end of period (in thousands)                 165              129               73               27
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.803           $7.024          $10.000               --
Accumulation unit value at end of period      $9.803           $8.803           $7.024               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.323           $6.655           $9.705          $10.186
Accumulation unit value at end of period      $9.251           $8.323           $6.655           $9.705
Number of accumulation units outstanding
 at end of period (in thousands)                  59               40               15                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.769           $7.022          $10.255          $10.773
Accumulation unit value at end of period      $9.732           $8.769           $7.022          $10.255
Number of accumulation units outstanding
 at end of period (in thousands)                 212              138               91               71
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988           $8.009          $11.716          $12.318
Accumulation unit value at end of period     $11.067           $9.988           $8.009          $11.716
Number of accumulation units outstanding
 at end of period (in thousands)                   4               17               24               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.187           $6.572           $9.623          $10.123
Accumulation unit value at end of period      $9.063           $8.187           $6.572           $9.623
Number of accumulation units outstanding
 at end of period (in thousands)                  60                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.917           $7.969          $11.680          $12.294
Accumulation unit value at end of period     $10.967           $9.917           $7.969          $11.680
Number of accumulation units outstanding
 at end of period (in thousands)                 186              146              119               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.123           $6.540           $9.606          $10.123
Accumulation unit value at end of period      $8.966           $8.123           $6.540           $9.606
Number of accumulation units outstanding
 at end of period (in thousands)                  67               29                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.777           $7.888          $11.607          $12.247
Accumulation unit value at end of period     $10.769           $9.777           $7.888          $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                 115               75               41                8
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.458           $6.626          $10.000               --
Accumulation unit value at end of period      $9.493           $8.458           $6.626               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.849           $6.161           $9.595          $10.228
Accumulation unit value at end of period      $8.792           $7.849           $6.161           $9.595
Number of accumulation units outstanding
 at end of period (in thousands)                  84               68               34               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.326           $6.545          $10.209          $10.892
Accumulation unit value at end of period      $9.312           $8.326           $6.545          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                 180              116               88               66
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.631           $7.583          $11.845          $12.648
Accumulation unit value at end of period     $10.756           $9.631           $7.583          $11.845
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.708           $6.074           $9.498          $10.148
Accumulation unit value at end of period      $8.599           $7.708           $6.074           $9.498
Number of accumulation units outstanding
 at end of period (in thousands)                  29                6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.563           $7.544          $11.808          $12.623
Accumulation unit value at end of period     $10.658           $9.563           $7.544          $11.808
Number of accumulation units outstanding
 at end of period (in thousands)                 159              137              106               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.648           $6.045           $9.481          $10.147
Accumulation unit value at end of period      $8.507           $7.648           $6.045           $9.481
Number of accumulation units outstanding
 at end of period (in thousands)                  41               10                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.428           $7.467          $11.735          $12.575
Accumulation unit value at end of period     $10.466           $9.428           $7.467          $11.735
Number of accumulation units outstanding
 at end of period (in thousands)                 102               77               34                8
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.962           $8.457          $10.000               --
Accumulation unit value at end of period     $10.854           $9.962           $8.457               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.973           $8.484          $10.044          $10.032
Accumulation unit value at end of period     $10.844           $9.973           $8.484          $10.044
Number of accumulation units outstanding
 at end of period (in thousands)                  55               47               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.055           $8.566          $10.157          $10.154
Accumulation unit value at end of period     $10.917          $10.055           $8.566          $10.157
Number of accumulation units outstanding
 at end of period (in thousands)                  48               38               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.100           $9.471          $11.247          $11.253
Accumulation unit value at end of period     $12.034          $11.100           $9.471          $11.247
Number of accumulation units outstanding
 at end of period (in thousands)                  23                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.881           $8.439          $10.032          $10.043
Accumulation unit value at end of period     $10.701           $9.881           $8.439          $10.032
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.022           $9.423          $11.212          $11.232
Accumulation unit value at end of period     $11.925          $11.022           $9.423          $11.212
Number of accumulation units outstanding
 at end of period (in thousands)                  43               57                4                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.804           $8.398          $10.013          $10.042
Accumulation unit value at end of period     $10.586           $9.804           $8.398          $10.013
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.866           $9.327          $11.143          $11.188
Accumulation unit value at end of period     $11.710          $10.866           $9.327          $11.143
Number of accumulation units outstanding
 at end of period (in thousands)                  59               44                5                2
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $14.045               --               --               --
Accumulation unit value at end of period     $15.840               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.022               --               --               --
Accumulation unit value at end of period     $15.782               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.005               --               --               --
Accumulation unit value at end of period     $15.739               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.987               --               --               --
Accumulation unit value at end of period     $15.696               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.976               --               --               --
Accumulation unit value at end of period     $15.667               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.964               --               --               --
Accumulation unit value at end of period     $15.639               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.941               --               --               --
Accumulation unit value at end of period     $15.582               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.919          $10.000               --               --
Accumulation unit value at end of period     $15.525          $13.919               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.955               --               --               --
Accumulation unit value at end of period      $9.079               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.929               --               --               --
Accumulation unit value at end of period      $9.031               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.240           $6.094           $9.743          $10.091
Accumulation unit value at end of period      $8.233           $7.240           $6.094           $9.743
Number of accumulation units outstanding
 at end of period (in thousands)                  11                4                4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.808           $7.426          $11.889          $12.325
Accumulation unit value at end of period     $10.002           $8.808           $7.426          $11.889
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.193           $6.070           $9.728          $10.091
Accumulation unit value at end of period      $8.159           $7.193           $6.070           $9.728
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.745           $7.388          $11.852          $12.301
Accumulation unit value at end of period      $9.911           $8.745           $7.388          $11.852
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.136           $6.041           $9.710          $10.090
Accumulation unit value at end of period      $8.071           $7.136           $6.041           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.622           $7.313          $11.779          $12.253
Accumulation unit value at end of period      $9.732           $8.622           $7.313          $11.779
Number of accumulation units outstanding
 at end of period (in thousands)                  38               33               10               --
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.721               --               --               --
Accumulation unit value at end of period     $12.098               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.656           $7.895           $9.937          $10.000
Accumulation unit value at end of period     $12.000          $10.656           $7.895           $9.937
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.653           $7.905           $9.964           $9.998
Accumulation unit value at end of period     $11.979          $10.653           $7.905           $9.964
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.984           $8.906          $11.242          $11.291
Accumulation unit value at end of period     $13.455          $11.984           $8.906          $11.242
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.584           $7.873           $9.949           $9.998
Accumulation unit value at end of period     $11.871          $10.584           $7.873           $9.949
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.899           $8.860          $11.207          $11.269
Accumulation unit value at end of period     $13.333          $11.899           $8.860          $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.501           $7.835           $9.931           $9.997
Accumulation unit value at end of period     $11.743          $10.501           $7.835           $9.931
Number of accumulation units outstanding
 at end of period (in thousands)                  29                8                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.731           $8.770          $11.138          $11.225
Accumulation unit value at end of period     $13.092          $11.731           $8.770          $11.138
Number of accumulation units outstanding
 at end of period (in thousands)                  47               39                7                5
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.038               --               --               --
Accumulation unit value at end of period      $8.549               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.011               --               --               --
Accumulation unit value at end of period      $8.503               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.766           $5.859          $10.264          $10.141
Accumulation unit value at end of period      $8.230           $7.766           $5.859          $10.264
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.637           $8.038          $14.103          $13.945
Accumulation unit value at end of period     $11.257          $10.637           $8.038          $14.103
Number of accumulation units outstanding
 at end of period (in thousands)                  14               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.715           $5.835          $10.249          $10.140
Accumulation unit value at end of period      $8.156           $7.715           $5.835          $10.249
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.562               --               --               --
Accumulation unit value at end of period     $11.155               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.655           $5.807          $10.230          $10.139
Accumulation unit value at end of period      $8.068           $7.655           $5.807          $10.230
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.413           $7.916          $13.972          $13.864
Accumulation unit value at end of period     $10.953          $10.413           $7.916          $13.972
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
LORD ABBETT SMALL-CAP BLEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.513               --               --               --
Accumulation unit value at end of period      $9.630               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.484           $6.886          $10.000               --
Accumulation unit value at end of period      $9.579           $8.484           $6.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.381           $6.813          $10.274          $10.755
Accumulation unit value at end of period      $9.448           $8.381           $6.813          $10.274
Number of accumulation units outstanding
 at end of period (in thousands)                  41               34               24               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.663           $7.867          $11.880          $12.448
Accumulation unit value at end of period     $10.877           $9.663           $7.867          $11.880
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.862           $6.407           $9.686          $10.155
Accumulation unit value at end of period      $8.841           $7.862           $6.407           $9.686
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.595           $7.826          $11.844          $12.424
Accumulation unit value at end of period     $10.778           $9.595           $7.826          $11.844
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.801           $6.376           $9.668          $10.154
Accumulation unit value at end of period      $8.746           $7.801           $6.376           $9.668
Number of accumulation units outstanding
 at end of period (in thousands)                  30                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.459           $7.747          $11.770          $12.376
Accumulation unit value at end of period     $10.584           $9.459           $7.747          $11.770
Number of accumulation units outstanding
 at end of period (in thousands)                  49               53               19                2
MANAGERS CADENCE MID-CAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.264               --               --               --
Accumulation unit value at end of period      $9.171               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.239               --               --               --
Accumulation unit value at end of period      $9.122               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.345               --               --               --
Accumulation unit value at end of period      $9.241               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.970               --               --               --
Accumulation unit value at end of period     $11.269               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.297               --               --               --
Accumulation unit value at end of period      $9.158               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.906               --               --               --
Accumulation unit value at end of period     $11.167               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.240               --               --               --
Accumulation unit value at end of period      $9.059               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.781               --               --               --
Accumulation unit value at end of period     $10.965               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MARSHALL INTERNATIONAL STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $6.848               --               --               --
Accumulation unit value at end of period      $7.587               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.373               --               --               --
Accumulation unit value at end of period      $7.046               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.348               --               --               --
Accumulation unit value at end of period      $7.008               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.736               --               --               --
Accumulation unit value at end of period      $9.630               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.307               --               --               --
Accumulation unit value at end of period      $6.946               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.674               --               --               --
Accumulation unit value at end of period      $9.542               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.258               --               --               --
Accumulation unit value at end of period      $6.871               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.552           $6.836          $13.322          $13.841
Accumulation unit value at end of period      $9.370           $8.552           $6.836          $13.322
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MARSHALL MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.984               --               --               --
Accumulation unit value at end of period     $10.915               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.659           $5.625           $8.983          $10.053
Accumulation unit value at end of period      $9.286           $7.659           $5.625           $8.983
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.099           $5.957           $9.529          $10.673
Accumulation unit value at end of period      $9.805           $8.099           $5.957           $9.529
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                9                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.705               --               --               --
Accumulation unit value at end of period     $11.732               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.580           $5.589           $8.962          $10.052
Accumulation unit value at end of period      $9.153           $7.580           $5.589           $8.962
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.637           $7.113          $11.417          $12.813
Accumulation unit value at end of period     $11.626           $9.637           $7.113          $11.417
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.521               --               --               --
Accumulation unit value at end of period      $9.055               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.501           $7.041          $11.346          $12.764
Accumulation unit value at end of period     $11.416           $9.501           $7.041          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MFS(R) CORE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $12.050               --               --               --
Accumulation unit value at end of period     $14.085               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.037               --               --               --
Accumulation unit value at end of period     $14.042               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.027           $5.573           $9.317          $10.121
Accumulation unit value at end of period     $14.009          $12.027           $5.573           $9.317
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.017               --               --               --
Accumulation unit value at end of period     $13.976               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.010               --               --               --
Accumulation unit value at end of period     $13.955               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.004               --               --               --
Accumulation unit value at end of period     $13.933               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.990               --               --               --
Accumulation unit value at end of period     $13.890               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.977          $10.000               --               --
Accumulation unit value at end of period     $13.847          $11.977               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.025               --               --               --
Accumulation unit value at end of period     $11.515               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.988               --               --               --
Accumulation unit value at end of period     $11.454               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.961          $10.567          $10.000               --
Accumulation unit value at end of period     $11.408          $10.961          $10.567               --
Number of accumulation units outstanding
 at end of period (in thousands)                  51               24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.933          $10.557          $10.000               --
Accumulation unit value at end of period     $11.362          $10.933          $10.557               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.915          $10.550          $10.000               --
Accumulation unit value at end of period     $11.332          $10.915          $10.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.897          $10.543          $10.000               --
Accumulation unit value at end of period     $11.302          $10.897          $10.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.861          $10.529          $10.000               --
Accumulation unit value at end of period     $11.242          $10.861          $10.529               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.514          $10.000               --
Accumulation unit value at end of period     $11.182          $10.824          $10.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               46                1               --
MFS(R) INTERNATIONAL NEW DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.451               --               --               --
Accumulation unit value at end of period     $12.680               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.378               --               --               --
Accumulation unit value at end of period     $12.566               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.233           $7.029          $12.703          $11.828
Accumulation unit value at end of period     $12.341          $10.233           $7.029          $12.703
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1                1                1

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.212               --               --               --
Accumulation unit value at end of period     $12.114               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.175               --               --               --
Accumulation unit value at end of period     $12.050               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.444           $9.531          $10.212           $9.962
Accumulation unit value at end of period     $12.321          $11.444           $9.531          $10.212
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.082               --               --               --
Accumulation unit value at end of period     $12.989               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.370           $9.493          $10.196           $9.962
Accumulation unit value at end of period     $12.211          $11.370           $9.493          $10.196
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.998               --               --               --
Accumulation unit value at end of period     $12.872               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.281               --               --               --
Accumulation unit value at end of period     $12.079               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.830           $9.927          $10.716          $10.500
Accumulation unit value at end of period     $12.642          $11.830           $9.927          $10.716
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3                2                1
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.709               --               --               --
Accumulation unit value at end of period      $8.538               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.683               --               --               --
Accumulation unit value at end of period      $8.493               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.664           $5.876          $10.000               --
Accumulation unit value at end of period      $8.459           $7.664           $5.876               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.645               --               --               --
Accumulation unit value at end of period      $8.425               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.632           $5.866          $10.000               --
Accumulation unit value at end of period      $8.402           $7.632           $5.866               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.619               --               --               --
Accumulation unit value at end of period      $8.380               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.594           $5.854          $10.000               --
Accumulation unit value at end of period      $8.335           $7.594           $5.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.569           $5.846          $10.000               --
Accumulation unit value at end of period      $8.291           $7.569           $5.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               21               --               --
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.401               --               --               --
Accumulation unit value at end of period     $10.333               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.369               --               --               --
Accumulation unit value at end of period     $10.278               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.904           $7.566           $9.809          $10.041
Accumulation unit value at end of period      $9.753           $8.904           $7.566           $9.809
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.336           $8.796          $11.422          $11.702
Accumulation unit value at end of period     $11.305          $10.336           $8.796          $11.422
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.846           $7.535           $9.794          $10.041
Accumulation unit value at end of period      $9.665           $8.846           $7.535           $9.794
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.264           $8.752          $11.387          $11.681
Accumulation unit value at end of period     $11.204          $10.264           $8.752          $11.387
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.777           $7.499           $9.776          $10.040
Accumulation unit value at end of period      $9.561           $8.777           $7.499           $9.776
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.121           $8.665          $11.319          $11.637
Accumulation unit value at end of period     $11.004          $10.121           $8.665          $11.319
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19                3               --
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.503               --               --               --
Accumulation unit value at end of period      $9.638               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.083           $6.858          $11.022          $10.536
Accumulation unit value at end of period     $10.275           $9.083           $6.858          $11.022
Number of accumulation units outstanding
 at end of period (in thousands)                  25               21               21               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.726           $6.599          $10.621          $10.161
Accumulation unit value at end of period      $9.856           $8.726           $6.599          $10.621
Number of accumulation units outstanding
 at end of period (in thousands)                  21               13                9                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.962           $9.059          $14.603          $13.983
Accumulation unit value at end of period     $13.491          $11.962           $9.059          $14.603
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.669           $6.572          $10.605          $10.160
Accumulation unit value at end of period      $9.768           $8.669           $6.572          $10.605
Number of accumulation units outstanding
 at end of period (in thousands)                  14                6                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.882           $9.016          $14.563          $13.960
Accumulation unit value at end of period     $13.374          $11.882           $9.016          $14.563
Number of accumulation units outstanding
 at end of period (in thousands)                  25               22               15               12

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.602           $6.540          $10.585          $10.159
Accumulation unit value at end of period      $9.662           $8.602           $6.540          $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.722           $8.931          $14.483          $13.916
Accumulation unit value at end of period     $13.141          $11.722           $8.931          $14.483
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16                8               --
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.495               --               --               --
Accumulation unit value at end of period      $9.449               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.063               --               --               --
Accumulation unit value at end of period      $8.951               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.031           $6.698          $10.020          $10.284
Accumulation unit value at end of period      $8.902           $8.031           $6.698          $10.020
Number of accumulation units outstanding
 at end of period (in thousands)                  38                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.999               --               --               --
Accumulation unit value at end of period      $8.853               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.810           $6.531           $9.793          $10.066
Accumulation unit value at end of period      $8.636           $7.810           $6.531           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.957           $6.660           $9.997          $10.282
Accumulation unit value at end of period      $8.789           $7.957           $6.660           $9.997
Number of accumulation units outstanding
 at end of period (in thousands)                  29               35               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.749           $6.499           $9.776          $10.065
Accumulation unit value at end of period      $8.543           $7.749           $6.499           $9.776
Number of accumulation units outstanding
 at end of period (in thousands)                  12                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.873           $6.616           $9.971          $10.279
Accumulation unit value at end of period      $8.662           $7.873           $6.616           $9.971
Number of accumulation units outstanding
 at end of period (in thousands)                  35               21               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.163               --               --               --
Accumulation unit value at end of period      $9.032               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.135           $6.314          $10.000               --
Accumulation unit value at end of period      $8.984           $8.135           $6.314               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               40               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.427           $5.773           $9.747          $10.553
Accumulation unit value at end of period      $8.189           $7.427           $5.773           $9.747
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               40               37
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.905           $6.932          $11.722          $12.703
Accumulation unit value at end of period      $9.805           $8.905           $6.932          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.496           $5.841           $9.888          $10.438
Accumulation unit value at end of period      $8.245           $7.496           $5.841           $9.888
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.842           $6.897          $11.686          $12.678
Accumulation unit value at end of period      $9.716           $8.842           $6.897          $11.686
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9               12                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.005               --               --               --
Accumulation unit value at end of period      $7.682               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.717           $6.826          $11.613          $12.628
Accumulation unit value at end of period      $9.540           $8.717           $6.826          $11.613
Number of accumulation units outstanding
 at end of period (in thousands)                  27               24                7                2
MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.241               --               --               --
Accumulation unit value at end of period     $10.250               --               --               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.895           $7.384          $10.114          $10.357
Accumulation unit value at end of period      $9.846           $8.895           $7.384          $10.114  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4                3                2

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.651           $7.191           $9.865          $10.111
Accumulation unit value at end of period      $9.561           $8.651           $7.191           $9.865  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  53               10                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.381           $9.475          $13.017          $13.354
Accumulation unit value at end of period     $12.560          $11.381           $9.475          $13.017  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.594           $7.163           $9.850          $10.111
Accumulation unit value at end of period      $9.475           $8.594           $7.163           $9.850  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                 128               50               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.300           $9.427          $12.976          $13.328
Accumulation unit value at end of period     $12.446          $11.300           $9.427          $12.976  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  71               51               41               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.527           $7.128           $9.832          $10.110
Accumulation unit value at end of period      $9.373           $8.527           $7.128           $9.832  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  31               21                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.140           $9.330          $12.896          $13.275
Accumulation unit value at end of period     $12.220          $11.140           $9.330          $12.896  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  36               52               35               48
MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.210           $7.645          $10.000               --
Accumulation unit value at end of period     $10.195           $9.210           $7.645               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.164           $7.630          $10.000               --
Accumulation unit value at end of period     $10.114           $9.164           $7.630               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  22               14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.624           $7.191           $9.865          $10.000
Accumulation unit value at end of period      $9.508           $8.624           $7.191           $9.865  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.134           $7.620          $10.000               --
Accumulation unit value at end of period     $10.060           $9.134           $7.620               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  23               18               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.559               --               --               --
Accumulation unit value at end of period      $9.408               --               --               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.073           $7.599          $10.000               --
Accumulation unit value at end of period      $9.953           $9.073           $7.599               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                 197              159                8               --
MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.412               --               --               --
Accumulation unit value at end of period      $9.357               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.550           $5.927           $9.609          $10.339
Accumulation unit value at end of period      $8.382           $7.550           $5.927           $9.609
Number of accumulation units outstanding
 at end of period (in thousands)                  31               30               25                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.109          $10.305          $16.733          $16.332
Accumulation unit value at end of period     $14.532          $13.109          $10.305          $16.733
Number of accumulation units outstanding
 at end of period (in thousands)                  59               61               63               52
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.955          $10.200          $16.586          $16.213
Accumulation unit value at end of period     $14.340          $12.955          $10.200          $16.586
Number of accumulation units outstanding
 at end of period (in thousands)                  42               49               41               43
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.305           $5.757           $9.371          $10.108
Accumulation unit value at end of period      $8.078           $7.305           $5.757           $9.371
Number of accumulation units outstanding
 at end of period (in thousands)                  28                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.761          $10.067          $16.404          $16.067
Accumulation unit value at end of period     $14.097          $12.761          $10.067          $16.404
Number of accumulation units outstanding
 at end of period (in thousands)                 102              104               80               75
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.248           $5.729           $9.354          $10.107
Accumulation unit value at end of period      $7.991           $7.248           $5.729           $9.354
Number of accumulation units outstanding
 at end of period (in thousands)                  15                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.357           $9.787          $16.012          $15.745
Accumulation unit value at end of period     $13.596          $12.357           $9.787          $16.012
Number of accumulation units outstanding
 at end of period (in thousands)                  43               37               32               29

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.599               --               --               --
Accumulation unit value at end of period      $8.470               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.574               --               --               --
Accumulation unit value at end of period      $8.425               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.765               --               --               --
Accumulation unit value at end of period      $7.514               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.195               --               --               --
Accumulation unit value at end of period      $9.089               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.721               --               --               --
Accumulation unit value at end of period      $7.446               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.137               --               --               --
Accumulation unit value at end of period      $9.007               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.668           $5.706           $9.159          $10.026
Accumulation unit value at end of period      $7.366           $6.668           $5.706           $9.159
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.022           $6.878          $11.063          $12.124
Accumulation unit value at end of period      $8.844           $8.022           $6.878          $11.063
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
OPPENHEIMER EQUITY FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.114               --               --               --
Accumulation unit value at end of period      $9.075               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.087               --               --               --
Accumulation unit value at end of period      $9.027               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.599               --               --               --
Accumulation unit value at end of period      $8.470               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.714               --               --               --
Accumulation unit value at end of period     $10.811               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.550               --               --               --
Accumulation unit value at end of period      $8.394               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.645           $7.009          $12.585          $12.964
Accumulation unit value at end of period     $10.713           $9.645           $7.009          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.491           $5.454           $9.813          $10.121
Accumulation unit value at end of period      $8.303           $7.491           $5.454           $9.813
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.509           $6.938          $12.507          $12.914
Accumulation unit value at end of period     $10.519           $9.509           $6.938          $12.507
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.658               --               --               --
Accumulation unit value at end of period     $10.000               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.629               --               --               --
Accumulation unit value at end of period      $9.947               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.148          $10.937          $18.638          $17.677
Accumulation unit value at end of period     $17.436          $15.148          $10.937          $18.638
Number of accumulation units outstanding
 at end of period (in thousands)                  80               75               95               53
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.970          $10.824          $18.475          $17.548
Accumulation unit value at end of period     $17.205          $14.970          $10.824          $18.475
Number of accumulation units outstanding
 at end of period (in thousands)                   7                7                5                4

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.865           $5.692           $9.726          $10.114
Accumulation unit value at end of period      $9.030           $7.865           $5.692           $9.726
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.819          $10.737          $18.362          $17.476
Accumulation unit value at end of period     $16.998          $14.819          $10.737          $18.362
Number of accumulation units outstanding
 at end of period (in thousands)                  68               72               68               99
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.804           $5.665           $9.708          $10.113
Accumulation unit value at end of period      $8.933           $7.804           $5.665           $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.279          $10.387          $17.835          $17.042
Accumulation unit value at end of period     $16.313          $14.279          $10.387          $17.835
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26               25               22
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.726               --               --               --
Accumulation unit value at end of period     $16.547               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.690           $5.983          $10.000               --
Accumulation unit value at end of period     $16.459          $10.690           $5.983               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.732           $7.136          $11.777          $10.327
Accumulation unit value at end of period     $19.573          $12.732           $7.136          $11.777
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.441          $10.912          $18.038          $15.830
Accumulation unit value at end of period     $29.843          $19.441          $10.912          $18.038
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.649           $7.107          $11.759          $10.326
Accumulation unit value at end of period     $19.397          $12.649           $7.107          $11.759
Number of accumulation units outstanding
 at end of period (in thousands)                  10                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.304          $10.857          $17.982          $15.799
Accumulation unit value at end of period     $29.573          $19.304          $10.857          $17.982
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8                4                5

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.550           $7.073          $11.738          $10.325
Accumulation unit value at end of period     $19.189          $12.550           $7.073          $11.738
Number of accumulation units outstanding
 at end of period (in thousands)                  20                6                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.032          $10.747          $17.871          $15.738
Accumulation unit value at end of period     $29.040          $19.032          $10.747          $17.871
Number of accumulation units outstanding
 at end of period (in thousands)                  22               18                9                2
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.649               --               --               --
Accumulation unit value at end of period     $11.432               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.091          $10.693          $10.802          $10.070
Accumulation unit value at end of period     $12.955          $12.091          $10.693          $10.802
Number of accumulation units outstanding
 at end of period (in thousands)                   9               11                8                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.973          $10.604          $10.728          $10.010
Accumulation unit value at end of period     $12.809          $11.973          $10.604          $10.728
Number of accumulation units outstanding
 at end of period (in thousands)                  77               36               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.649          $12.107          $12.267          $11.456
Accumulation unit value at end of period     $14.580          $13.649          $12.107          $12.267
Number of accumulation units outstanding
 at end of period (in thousands)                  32               16                7                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.895          $10.562          $10.712          $10.009
Accumulation unit value at end of period     $12.694          $11.895          $10.562          $10.712
Number of accumulation units outstanding
 at end of period (in thousands)                  44               21                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.552          $12.045          $12.228          $11.433
Accumulation unit value at end of period     $14.448          $13.552          $12.045          $12.228
Number of accumulation units outstanding
 at end of period (in thousands)                  44               34               22               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.802          $10.511          $10.692          $10.008
Accumulation unit value at end of period     $12.557          $11.802          $10.511          $10.692
Number of accumulation units outstanding
 at end of period (in thousands)                  47               22                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.360          $11.923          $12.152          $11.388
Accumulation unit value at end of period     $14.186          $13.360          $11.923          $12.152
Number of accumulation units outstanding
 at end of period (in thousands)                 104               89               28                7

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.377               --               --               --
Accumulation unit value at end of period      $9.594               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.350               --               --               --
Accumulation unit value at end of period      $9.543               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.921           $5.778           $9.929          $10.066
Accumulation unit value at end of period      $9.040           $7.921           $5.778           $9.929
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712           $8.556          $14.725          $14.942
Accumulation unit value at end of period     $13.346          $11.712           $8.556          $14.725
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.897           $5.775           $9.948          $10.100
Accumulation unit value at end of period      $8.989           $7.897           $5.775           $9.948
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.630           $8.513          $14.680          $14.913
Accumulation unit value at end of period     $13.225          $11.630           $8.513          $14.680
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.835           $5.747           $9.930          $10.099
Accumulation unit value at end of period      $8.892           $7.835           $5.747           $9.930
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.466           $8.426          $14.589          $14.855
Accumulation unit value at end of period     $12.987          $11.466           $8.426          $14.589
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                2               --
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.378               --               --               --
Accumulation unit value at end of period      $9.685               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.533               --               --               --
Accumulation unit value at end of period      $8.691               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.504           $5.857           $9.609          $10.112
Accumulation unit value at end of period      $8.644           $7.504           $5.857           $9.609
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.475           $5.842           $9.600          $10.112
Accumulation unit value at end of period      $8.598           $7.475           $5.842           $9.600
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.455           $5.833           $9.594          $10.111
Accumulation unit value at end of period      $8.567           $7.455           $5.833           $9.594
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.436           $5.824           $9.588          $10.111
Accumulation unit value at end of period      $8.536           $7.436           $5.824           $9.588
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.397               --               --               --
Accumulation unit value at end of period      $8.474               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.358           $5.786           $9.565          $10.110
Accumulation unit value at end of period      $8.414           $7.358           $5.786           $9.565
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6               --               --
OPPENHEIMER MAIN STREET SELECT FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.601               --               --               --
Accumulation unit value at end of period     $10.034               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.996           $6.084           $9.941          $10.000
Accumulation unit value at end of period      $9.310           $7.996           $6.084           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.639           $5.821           $9.525          $10.124
Accumulation unit value at end of period      $8.880           $7.639           $5.821           $9.525
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               18                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.574               --               --               --
Accumulation unit value at end of period     $11.113               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.589               --               --               --
Accumulation unit value at end of period      $8.801               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.506           $7.270          $11.937          $12.713
Accumulation unit value at end of period     $11.013           $9.506           $7.270          $11.937
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.530           $5.770           $9.493          $10.122
Accumulation unit value at end of period      $8.706           $7.530           $5.770           $9.493
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.372           $7.196          $11.863          $12.663
Accumulation unit value at end of period     $10.814           $9.372           $7.196          $11.863
Number of accumulation units outstanding
 at end of period (in thousands)                  20               17               10                6
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.992               --               --               --
Accumulation unit value at end of period     $11.056               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.541           $5.525           $8.985          $10.290
Accumulation unit value at end of period      $9.254           $7.541           $5.525           $8.985
Number of accumulation units outstanding
 at end of period (in thousands)                  30               24               17                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.439           $5.459           $8.890          $10.191
Accumulation unit value at end of period      $9.116           $7.439           $5.459           $8.890
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.865           $6.516          $10.627          $12.192
Accumulation unit value at end of period     $10.847           $8.865           $6.516          $10.627
Number of accumulation units outstanding
 at end of period (in thousands)                  21               15               11                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.391           $5.437           $8.877          $10.190
Accumulation unit value at end of period      $9.034           $7.391           $5.437           $8.877
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.802           $6.482          $10.593          $12.168
Accumulation unit value at end of period     $10.748           $8.802           $6.482          $10.593
Number of accumulation units outstanding
 at end of period (in thousands)                  18               26               25                6

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.333           $5.411           $8.861          $10.189
Accumulation unit value at end of period      $8.936           $7.333           $5.411           $8.861
Number of accumulation units outstanding
 at end of period (in thousands)                  27                8                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.678           $6.416          $10.527          $12.120
Accumulation unit value at end of period     $10.554           $8.678           $6.416          $10.527
Number of accumulation units outstanding
 at end of period (in thousands)                  30               28               19               10
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.439               --               --               --
Accumulation unit value at end of period      $9.446               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.536               --               --               --
Accumulation unit value at end of period      $8.283               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.868           $5.311           $8.789          $10.635
Accumulation unit value at end of period      $8.691           $6.868           $5.311           $8.789
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.484           $5.021           $8.323          $10.080
Accumulation unit value at end of period      $8.193           $6.484           $5.021           $8.323
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.768           $5.247           $8.705          $10.549
Accumulation unit value at end of period      $8.543           $6.768           $5.247           $8.705
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.450           $5.005           $8.312          $10.079
Accumulation unit value at end of period      $8.133           $6.450           $5.005           $8.312
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.715           $5.221           $8.689          $10.548
Accumulation unit value at end of period      $8.451           $6.715           $5.221           $8.689
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $6.382           $4.972           $8.291          $10.076
Accumulation unit value at end of period      $8.016           $6.382           $4.972           $8.291
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of      $17.710               --               --               --
 period
Accumulation unit value at end of period     $21.316               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of       $6.926           $4.806           $9.633          $10.000
 period
Accumulation unit value at end of period      $8.320           $6.926           $4.806           $9.633
Number of accumulation units outstanding          28               25               21               16
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $6.676           $4.640           $9.313          $10.000
 period
Accumulation unit value at end of period      $8.008           $6.676           $4.640           $9.313
Number of accumulation units outstanding          14               11               10               13
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $9.180           $5.021           $8.323          $10.080
 period
Accumulation unit value at end of period     $10.994           $9.180           $5.021           $8.323
Number of accumulation units outstanding           1                1               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $8.513               --               --               --
 period
Accumulation unit value at end of period     $10.185               --               --               --
Number of accumulation units outstanding          13               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $9.115           $6.357          $12.804          $13.998
 period
Accumulation unit value at end of period     $10.894           $9.115           $6.357          $12.804
Number of accumulation units outstanding          32               27               21               17
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $8.477               --               --               --
 period
Accumulation unit value at end of period     $10.112               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $8.986           $6.292          $12.725          $11.807
 period
Accumulation unit value at end of period     $10.698           $8.986           $6.292          $12.725
Number of accumulation units outstanding          16               12                7                4
 at end of period (in thousands)
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of      $12.316               --               --               --
 period
Accumulation unit value at end of period     $14.084               --               --               --
Number of accumulation units outstanding           9               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of      $12.304               --               --               --
 period
Accumulation unit value at end of period     $14.042               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $12.295               --               --               --
 period
Accumulation unit value at end of period     $14.010               --               --               --
Number of accumulation units outstanding           1               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $12.286               --               --               --
 period
Accumulation unit value at end of period     $13.979               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of      $12.280           $5.247           $8.705          $10.549
 period
Accumulation unit value at end of period     $13.958          $12.280           $5.247           $8.705
Number of accumulation units outstanding           7               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $12.274               --               --               --
 period
Accumulation unit value at end of period     $13.937               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of      $12.262               --               --               --
 period
Accumulation unit value at end of period     $13.896               --               --               --
Number of accumulation units outstanding           3               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $12.250               --               --               --
 period
Accumulation unit value at end of period     $13.855               --               --               --
Number of accumulation units outstanding           4               --               --               --
 at end of period (in thousands)
PIMCO EMERGING MARKETS BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of      $10.789               --               --               --
 period
Accumulation unit value at end of period     $12.136               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of      $10.753               --               --               --
 period
Accumulation unit value at end of period     $12.071               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $11.184           $8.641          $10.141           $9.978
 period
Accumulation unit value at end of period     $12.537          $11.184           $8.641          $10.141
Number of accumulation units outstanding          24               21               17               13
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $12.633               --               --               --
 period
Accumulation unit value at end of period     $14.140               --               --               --
Number of accumulation units outstanding          --               --               --               --
 at end of period (in thousands)

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.111           $8.606          $10.126           $9.978
Accumulation unit value at end of period     $12.424          $11.111           $8.606          $10.126
Number of accumulation units outstanding
 at end of period (in thousands)                  15                6                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.544           $9.726          $11.454          $11.293
Accumulation unit value at end of period     $14.012          $12.544           $9.726          $11.454
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.025           $8.565          $10.107           $9.977
Accumulation unit value at end of period     $12.290          $11.025           $8.565          $10.107
Number of accumulation units outstanding
 at end of period (in thousands)                  28                7                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.367           $9.627          $11.383          $11.249
Accumulation unit value at end of period     $13.759          $12.367           $9.627          $11.383
Number of accumulation units outstanding
 at end of period (in thousands)                  19               27               10                4
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.484               --               --               --
Accumulation unit value at end of period     $11.381               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.118               --               --               --
Accumulation unit value at end of period     $14.212               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  87               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.008          $11.178          $12.063          $10.908
Accumulation unit value at end of period     $14.071          $13.008          $11.178          $12.063
Number of accumulation units outstanding
 at end of period (in thousands)                  41               23               16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.898          $11.101          $11.997          $10.865
Accumulation unit value at end of period     $13.932          $12.898          $11.101          $11.997
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15               14                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.709          $10.088          $10.913           $9.962
Accumulation unit value at end of period     $12.635          $11.709          $10.088          $10.913
Number of accumulation units outstanding
 at end of period (in thousands)                  45               17                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.754          $10.999          $11.911          $10.808
Accumulation unit value at end of period     $13.749          $12.754          $10.999          $11.911
Number of accumulation units outstanding
 at end of period (in thousands)                  78               77               51               30

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.618          $10.039          $10.893           $9.961
Accumulation unit value at end of period     $12.499          $11.618          $10.039          $10.893
Number of accumulation units outstanding
 at end of period (in thousands)                  33                8                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.470          $10.797          $11.739          $10.695
Accumulation unit value at end of period     $13.389          $12.470          $10.797          $11.739
Number of accumulation units outstanding
 at end of period (in thousands)                  83               69               24               14
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.385          $10.059          $10.000               --
Accumulation unit value at end of period     $12.323          $11.385          $10.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.972          $10.599          $10.196          $10.182
Accumulation unit value at end of period     $12.932          $11.972          $10.599          $10.196
Number of accumulation units outstanding
 at end of period (in thousands)                 123               22               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.585          $11.158          $10.750          $10.737
Accumulation unit value at end of period     $13.574          $12.585          $11.158          $10.750
Number of accumulation units outstanding
 at end of period (in thousands)                 357              141               12                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.042          $11.581          $11.174          $11.162
Accumulation unit value at end of period     $14.046          $13.042          $11.581          $11.174
Number of accumulation units outstanding
 at end of period (in thousands)                  61               51                7                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.503          $11.114          $10.734          $10.723
Accumulation unit value at end of period     $13.452          $12.503          $11.114          $10.734
Number of accumulation units outstanding
 at end of period (in thousands)                 124               53                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.950          $11.522          $11.139          $11.129
Accumulation unit value at end of period     $13.918          $12.950          $11.522          $11.139
Number of accumulation units outstanding
 at end of period (in thousands)                  70               39               33                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.406          $11.060          $10.714          $10.706
Accumulation unit value at end of period     $13.307          $12.406          $11.060          $10.714
Number of accumulation units outstanding
 at end of period (in thousands)                 110               29                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.767          $11.405          $11.071          $11.063
Accumulation unit value at end of period     $13.667          $12.767          $11.405          $11.071
Number of accumulation units outstanding
 at end of period (in thousands)                 224              192               24                7

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.606           $4.389          $10.000               --
Accumulation unit value at end of period      $8.822           $7.606           $4.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.938               --               --               --
Accumulation unit value at end of period     $10.347               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.903           $5.155          $12.646          $10.601
Accumulation unit value at end of period     $10.290           $8.903           $5.155          $12.646
Number of accumulation units outstanding
 at end of period (in thousands)                  42                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.868           $5.143          $12.634          $10.600
Accumulation unit value at end of period     $10.234           $8.868           $5.143          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  11                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.539           $4.957          $12.189          $10.233
Accumulation unit value at end of period      $9.845           $8.539           $4.957          $12.189
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.821           $5.126          $12.617          $10.598
Accumulation unit value at end of period     $10.160           $8.821           $5.126          $12.617
Number of accumulation units outstanding
 at end of period (in thousands)                  31               13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.472           $4.933          $12.167          $10.232
Accumulation unit value at end of period      $9.739           $8.472           $4.933          $12.167
Number of accumulation units outstanding
 at end of period (in thousands)                  25                9                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.728           $5.092          $12.585          $10.596
Accumulation unit value at end of period     $10.013           $8.728           $5.092          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34                1               --
PIONEER FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.401               --               --               --
Accumulation unit value at end of period      $9.707               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.373               --               --               --
Accumulation unit value at end of period      $9.655               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.747               --               --               --
Accumulation unit value at end of period      $8.920               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.655               --               --               --
Accumulation unit value at end of period     $11.099               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.697               --               --               --
Accumulation unit value at end of period      $8.840               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.586               --               --               --
Accumulation unit value at end of period     $10.999               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.637           $6.212           $9.567          $10.110
Accumulation unit value at end of period      $8.745           $7.637           $6.212           $9.567
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.451           $7.703          $11.887          $12.577
Accumulation unit value at end of period     $10.800           $9.451           $7.703          $11.887
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               --               --
PIONEER GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.850               --               --               --
Accumulation unit value at end of period     $12.957               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.842           $5.416           $8.778          $10.290
Accumulation unit value at end of period     $12.922          $10.842           $5.416           $8.778
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.836           $5.739           $9.316          $10.930
Accumulation unit value at end of period     $12.895          $10.836           $5.739           $9.316
Number of accumulation units outstanding
 at end of period (in thousands)                  13               12               10                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.830               --               --               --
Accumulation unit value at end of period     $12.868               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.826               --               --               --
Accumulation unit value at end of period     $12.850               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.821          $10.000               --               --
Accumulation unit value at end of period     $12.833          $10.821               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.813           $5.300           $8.651          $10.182
Accumulation unit value at end of period     $12.797          $10.813           $5.300           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.805           $6.077           $9.939          $11.712
Accumulation unit value at end of period     $12.762          $10.805           $6.077           $9.939
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                1               --
PIONEER HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.218               --               --               --
Accumulation unit value at end of period     $11.998               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.184               --               --               --
Accumulation unit value at end of period     $11.934               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.819           $6.703          $10.701          $10.867
Accumulation unit value at end of period     $12.660          $10.819           $6.703          $10.701
Number of accumulation units outstanding
 at end of period (in thousands)                  65               33               19                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.784           $7.311          $11.690          $11.882
Accumulation unit value at end of period     $13.767          $11.784           $7.311          $11.690
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.944           $6.176           $9.884          $10.052
Accumulation unit value at end of period     $11.606           $9.944           $6.176           $9.884
Number of accumulation units outstanding
 at end of period (in thousands)                  22                8                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.700           $7.274          $11.654          $11.859
Accumulation unit value at end of period     $13.643          $11.700           $7.274          $11.654
Number of accumulation units outstanding
 at end of period (in thousands)                  17               11                6               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.866           $6.146           $9.866          $10.051
Accumulation unit value at end of period     $11.481           $9.866           $6.146           $9.866
Number of accumulation units outstanding
 at end of period (in thousands)                  11                4                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.535           $7.200          $11.582          $11.813
Accumulation unit value at end of period     $13.397          $11.535           $7.200          $11.582
Number of accumulation units outstanding
 at end of period (in thousands)                  19               35                9                3
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.688               --               --               --
Accumulation unit value at end of period     $10.215               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.659           $6.969          $10.000               --
Accumulation unit value at end of period     $10.161           $8.659           $6.969               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.538           $6.075           $9.209          $10.130
Accumulation unit value at end of period      $8.832           $7.538           $6.075           $9.209
Number of accumulation units outstanding
 at end of period (in thousands)                  21               13                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.512           $7.678          $11.656          $12.832
Accumulation unit value at end of period     $11.128           $9.512           $7.678          $11.656
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.489           $6.051           $9.195          $10.129
Accumulation unit value at end of period      $8.752           $7.489           $6.051           $9.195
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.444           $7.639          $11.619          $12.807
Accumulation unit value at end of period     $11.026           $9.444           $7.639          $11.619
Number of accumulation units outstanding
 at end of period (in thousands)                  15                8                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.430           $6.022           $9.178          $10.128
Accumulation unit value at end of period      $8.658           $7.430           $6.022           $9.178
Number of accumulation units outstanding
 at end of period (in thousands)                  24               11                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.310           $7.561          $11.547          $12.757
Accumulation unit value at end of period     $10.827           $9.310           $7.561          $11.547
Number of accumulation units outstanding
 at end of period (in thousands)                  27               31               11                1

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.297               --               --               --
Accumulation unit value at end of period     $12.595               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.871           $9.111          $10.319           $9.950
Accumulation unit value at end of period     $13.209          $11.871           $9.111          $10.319
Number of accumulation units outstanding
 at end of period (in thousands)                  20               18                8                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.978           $9.206          $10.443          $10.078
Accumulation unit value at end of period     $13.307          $11.978           $9.206          $10.443
Number of accumulation units outstanding
 at end of period (in thousands)                  31               15               25               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.557           $9.666          $10.981          $10.607
Accumulation unit value at end of period     $13.930          $12.557           $9.666          $10.981
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.776           $9.074          $10.318           $9.972
Accumulation unit value at end of period     $13.050          $11.776           $9.074          $10.318
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.468           $9.617          $10.947          $10.586
Accumulation unit value at end of period     $13.804          $12.468           $9.617          $10.947
Number of accumulation units outstanding
 at end of period (in thousands)                  20               20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.684           $9.030          $10.299           $9.972
Accumulation unit value at end of period     $12.910          $11.684           $9.030          $10.299
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.292           $9.519          $10.878          $10.544
Accumulation unit value at end of period     $13.554          $12.292           $9.519          $10.878
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23               16                5
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.189               --               --               --
Accumulation unit value at end of period     $19.395               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.163               --               --               --
Accumulation unit value at end of period     $19.325               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.143               --               --               --
Accumulation unit value at end of period     $19.272               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.123               --               --               --
Accumulation unit value at end of period     $19.219               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.110               --               --               --
Accumulation unit value at end of period     $19.184               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.096               --               --               --
Accumulation unit value at end of period     $19.149               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.070               --               --               --
Accumulation unit value at end of period     $19.080               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.043          $10.000               --               --
Accumulation unit value at end of period     $19.010          $16.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.134               --               --               --
Accumulation unit value at end of period     $10.272               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.103               --               --               --
Accumulation unit value at end of period     $10.217               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.103               --               --               --
Accumulation unit value at end of period      $9.081               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.219               --               --               --
Accumulation unit value at end of period     $11.435               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.050               --               --               --
Accumulation unit value at end of period      $8.999               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.147           $8.064          $11.835          $12.759
Accumulation unit value at end of period     $11.332          $10.147           $8.064          $11.835
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.988           $6.361           $9.354          $10.096
Accumulation unit value at end of period      $8.902           $7.988           $6.361           $9.354
Number of accumulation units outstanding
 at end of period (in thousands)                  --                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $7.981          $11.761          $12.709
Accumulation unit value at end of period     $11.126          $10.003           $7.981          $11.761
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.310               --               --               --
Accumulation unit value at end of period      $9.849               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.660               --               --               --
Accumulation unit value at end of period      $9.061               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.630           $4.892           $9.540          $10.145
Accumulation unit value at end of period      $9.012           $7.630           $4.892           $9.540
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.600               --               --               --
Accumulation unit value at end of period      $8.963               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.581           $4.872           $9.526          $10.145
Accumulation unit value at end of period      $8.931           $7.581           $4.872           $9.526
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.561           $4.864           $9.520          $10.144
Accumulation unit value at end of period      $8.899           $7.561           $4.864           $9.520
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.521           $4.849           $9.508          $10.144
Accumulation unit value at end of period      $8.835           $7.521           $4.849           $9.508
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.482           $4.833           $9.497          $10.143
Accumulation unit value at end of period      $8.771           $7.482           $4.833           $9.497
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.491               --               --               --
Accumulation unit value at end of period      $9.671               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.068           $5.407           $9.088          $10.370
Accumulation unit value at end of period      $8.034           $7.068           $5.407           $9.088
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.867               --               --               --
Accumulation unit value at end of period      $7.793               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.262               --               --               --
Accumulation unit value at end of period      $9.363               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.822               --               --               --
Accumulation unit value at end of period      $7.723               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.203               --               --               --
Accumulation unit value at end of period      $9.278               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.769               --               --               --
Accumulation unit value at end of period      $7.640               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.087           $6.242          $10.587          $12.145
Accumulation unit value at end of period      $9.110           $8.087           $6.242          $10.587
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.689               --               --               --
Accumulation unit value at end of period     $10.351               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.660               --               --               --
Accumulation unit value at end of period     $10.296               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.869               --               --               --
Accumulation unit value at end of period      $9.342               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.280               --               --               --
Accumulation unit value at end of period     $11.000               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.820               --               --               --
Accumulation unit value at end of period      $9.260               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.214               --               --               --
Accumulation unit value at end of period     $10.900               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.761               --               --               --
Accumulation unit value at end of period      $9.163               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.083               --               --               --
Accumulation unit value at end of period     $10.703               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
PUTNAM SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.044               --               --               --
Accumulation unit value at end of period     $10.290               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.017               --               --               --
Accumulation unit value at end of period     $10.235               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.609           $5.259           $9.294          $10.225
Accumulation unit value at end of period      $8.425           $6.609           $5.259           $9.294
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.170           $6.511          $11.524          $12.689
Accumulation unit value at end of period     $10.399           $8.170           $6.511          $11.524
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.566           $5.238           $9.280          $10.224
Accumulation unit value at end of period      $8.349           $6.566           $5.238           $9.280
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.112           $6.478          $11.489          $12.665
Accumulation unit value at end of period     $10.305           $8.112           $6.478          $11.489
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.514           $5.213           $9.263          $10.223
Accumulation unit value at end of period      $8.259           $6.514           $5.213           $9.263
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.997           $6.412          $11.418          $12.616
Accumulation unit value at end of period     $10.119           $7.997           $6.412          $11.418
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $18.609               --               --               --
Accumulation unit value at end of period     $23.639               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.579               --               --               --
Accumulation unit value at end of period     $23.553               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.556               --               --               --
Accumulation unit value at end of period     $23.489               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.533               --               --               --
Accumulation unit value at end of period     $23.425               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.518               --               --               --
Accumulation unit value at end of period     $23.382               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.502               --               --               --
Accumulation unit value at end of period     $23.340               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.472               --               --               --
Accumulation unit value at end of period     $23.255               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.442               --               --               --
Accumulation unit value at end of period     $23.170               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $17.462               --               --               --
Accumulation unit value at end of period     $22.384               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.433               --               --               --
Accumulation unit value at end of period     $22.303               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.412               --               --               --
Accumulation unit value at end of period     $22.242               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.390               --               --               --
Accumulation unit value at end of period     $22.181               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.376               --               --               --
Accumulation unit value at end of period     $22.141               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.362               --               --               --
Accumulation unit value at end of period     $22.101               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.333               --               --               --
Accumulation unit value at end of period     $22.020               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.305               --               --               --
Accumulation unit value at end of period     $21.940               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.989               --               --               --
Accumulation unit value at end of period     $20.879               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.961               --               --               --
Accumulation unit value at end of period     $20.803               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.940               --               --               --
Accumulation unit value at end of period     $20.747               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.919               --               --               --
Accumulation unit value at end of period     $20.690               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.905               --               --               --
Accumulation unit value at end of period     $20.652               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.892               --               --               --
Accumulation unit value at end of period     $20.615               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.864               --               --               --
Accumulation unit value at end of period     $20.540               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.836               --               --               --
Accumulation unit value at end of period     $20.465               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $15.043               --               --               --
Accumulation unit value at end of period     $17.031               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.019               --               --               --
Accumulation unit value at end of period     $16.969               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.000               --               --               --
Accumulation unit value at end of period     $16.923               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.981               --               --               --
Accumulation unit value at end of period     $16.876               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.969               --               --               --
Accumulation unit value at end of period     $16.846               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.957               --               --               --
Accumulation unit value at end of period     $16.815               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.932               --               --               --
Accumulation unit value at end of period     $16.754               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.908               --               --               --
Accumulation unit value at end of period     $16.693               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $12.869               --               --               --
Accumulation unit value at end of period     $14.153               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.848               --               --               --
Accumulation unit value at end of period     $14.102               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.832               --               --               --
Accumulation unit value at end of period     $14.063               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.816               --               --               --
Accumulation unit value at end of period     $14.025               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.806               --               --               --
Accumulation unit value at end of period     $13.999               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.795               --               --               --
Accumulation unit value at end of period     $13.974               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.774               --               --               --
Accumulation unit value at end of period     $13.923               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.753               --               --               --
Accumulation unit value at end of period     $13.872               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
SSGA SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.155               --               --               --
Accumulation unit value at end of period      $7.678               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.565               --               --               --
Accumulation unit value at end of period      $8.178               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.519               --               --               --
Accumulation unit value at end of period      $8.104               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.076               --               --               --
Accumulation unit value at end of period      $7.538               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.427               --               --               --
Accumulation unit value at end of period      $7.958               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.361               --               --               --
Accumulation unit value at end of period      $9.566               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.610               --               --               --
Accumulation unit value at end of period      $8.689               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.580           $6.092           $9.575          $10.274
Accumulation unit value at end of period      $8.642           $7.580           $6.092           $9.575
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.550               --               --               --
Accumulation unit value at end of period      $8.595               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.380               --               --               --
Accumulation unit value at end of period      $8.393               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.510               --               --               --
Accumulation unit value at end of period      $8.532               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.322           $5.918           $9.352          $10.066
Accumulation unit value at end of period      $8.302           $7.322           $5.918           $9.352
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.431           $6.018           $9.529          $10.268
Accumulation unit value at end of period      $8.409           $7.431           $6.018           $9.529
Number of accumulation units outstanding
 at end of period (in thousands)                  33               30               --               --
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.761               --               --               --
Accumulation unit value at end of period     $10.178               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.381               --               --               --
Accumulation unit value at end of period      $9.717               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.348           $5.883          $10.284          $10.319
Accumulation unit value at end of period      $9.664           $8.348           $5.883          $10.284
Number of accumulation units outstanding
 at end of period (in thousands)                  31                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.315               --               --               --
Accumulation unit value at end of period      $9.611               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.126           $5.741          $10.062          $10.110
Accumulation unit value at end of period      $9.384           $8.126           $5.741          $10.062
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.271               --               --               --
Accumulation unit value at end of period      $9.541               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.063           $5.714          $10.043          $10.109
Accumulation unit value at end of period      $9.283           $8.063           $5.714          $10.043
Number of accumulation units outstanding
 at end of period (in thousands)                  20                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.184           $5.811          $10.235          $10.314
Accumulation unit value at end of period      $9.403           $8.184           $5.811          $10.235
Number of accumulation units outstanding
 at end of period (in thousands)                  33               19               --               --
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.497               --               --               --
Accumulation unit value at end of period     $10.635               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.465               --               --               --
Accumulation unit value at end of period     $10.578               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.441           $7.450          $10.000               --
Accumulation unit value at end of period     $10.536           $9.441           $7.450               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.418           $7.443          $10.000               --
Accumulation unit value at end of period     $10.494           $9.418           $7.443               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.402           $7.438          $10.000               --
Accumulation unit value at end of period     $10.466           $9.402           $7.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.386           $7.433          $10.000               --
Accumulation unit value at end of period     $10.438           $9.386           $7.433               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.355           $7.423          $10.000               --
Accumulation unit value at end of period     $10.382           $9.355           $7.423               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                9                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.324           $7.413          $10.000               --
Accumulation unit value at end of period     $10.327           $9.324           $7.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               59               11               --
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.141               --               --               --
Accumulation unit value at end of period     $10.424               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.110               --               --               --
Accumulation unit value at end of period     $10.368               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.088           $6.846          $10.000               --
Accumulation unit value at end of period     $10.327           $9.088           $6.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  82               48               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.065           $6.839          $10.000               --
Accumulation unit value at end of period     $10.285           $9.065           $6.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               28               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.050           $6.835          $10.000               --
Accumulation unit value at end of period     $10.258           $9.050           $6.835               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               24               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.035           $6.830          $10.000               --
Accumulation unit value at end of period     $10.231           $9.035           $6.830               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.005           $6.821          $10.000               --
Accumulation unit value at end of period     $10.176           $9.005           $6.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.974           $6.812          $10.000               --
Accumulation unit value at end of period     $10.122           $8.974           $6.812               --
Number of accumulation units outstanding
 at end of period (in thousands)                 202              159                4               --
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.868               --               --               --
Accumulation unit value at end of period     $10.221               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.838               --               --               --
Accumulation unit value at end of period     $10.166               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.816           $6.447          $10.000               --
Accumulation unit value at end of period     $10.126           $8.816           $6.447               --
Number of accumulation units outstanding
 at end of period (in thousands)                  64               32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.794           $6.441          $10.000               --
Accumulation unit value at end of period     $10.085           $8.794           $6.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.780           $6.437          $10.000               --
Accumulation unit value at end of period     $10.058           $8.780           $6.437               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.765           $6.432          $10.000               --
Accumulation unit value at end of period     $10.031           $8.765           $6.432               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.736           $6.424          $10.000               --
Accumulation unit value at end of period      $9.978           $8.736           $6.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               17               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.707           $6.415          $10.000               --
Accumulation unit value at end of period      $9.925           $8.707           $6.415               --
Number of accumulation units outstanding
 at end of period (in thousands)                 106              125                7               --
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.796               --               --               --
Accumulation unit value at end of period     $10.181               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.767               --               --               --
Accumulation unit value at end of period     $10.127               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.745           $6.348          $10.000               --
Accumulation unit value at end of period     $10.086           $8.745           $6.348               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.723           $6.342          $10.000               --
Accumulation unit value at end of period     $10.046           $8.723           $6.342               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.709           $6.527          $10.000               --
Accumulation unit value at end of period     $10.019           $8.709           $6.527               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.694           $6.334          $10.000               --
Accumulation unit value at end of period      $9.993           $8.694           $6.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.665           $6.325          $10.000               --
Accumulation unit value at end of period      $9.939           $8.665           $6.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.636           $6.317          $10.000               --
Accumulation unit value at end of period      $9.886           $8.636           $6.317               --
Number of accumulation units outstanding
 at end of period (in thousands)                  96               78                2               --
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.791               --               --               --
Accumulation unit value at end of period     $10.166               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.762               --               --               --
Accumulation unit value at end of period     $10.112               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.740           $6.348          $10.000               --
Accumulation unit value at end of period     $10.071           $8.740           $6.348               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.718           $6.342          $10.000               --
Accumulation unit value at end of period     $10.031           $8.718           $6.342               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.703           $6.338          $10.000               --
Accumulation unit value at end of period     $10.004           $8.703           $6.338               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.689           $6.333          $10.000               --
Accumulation unit value at end of period      $9.978           $8.689           $6.333               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.660           $6.325          $10.000               --
Accumulation unit value at end of period      $9.924           $8.660           $6.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.631           $6.317          $10.000               --
Accumulation unit value at end of period      $9.872           $8.631           $6.317               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               --               --
T. ROWE PRICE RETIREMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.935               --               --               --
Accumulation unit value at end of period     $10.869               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.902               --               --               --
Accumulation unit value at end of period     $10.811               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.877           $8.164          $10.000               --
Accumulation unit value at end of period     $10.768           $9.877           $8.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.853           $8.156          $10.000               --
Accumulation unit value at end of period     $10.725           $9.853           $8.156               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.836           $8.151          $10.000               --
Accumulation unit value at end of period     $10.697           $9.836           $8.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.820           $8.145          $10.000               --
Accumulation unit value at end of period     $10.668           $9.820           $8.145               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.787           $8.134          $10.000               --
Accumulation unit value at end of period     $10.611           $9.787           $8.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.754           $8.123          $10.000               --
Accumulation unit value at end of period     $10.555           $9.754           $8.123               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               12               --
TEMPLETON DEVELOPING MARKETS TRUST
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.692               --               --               --
Accumulation unit value at end of period     $10.195               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.457           $5.457          $11.881          $10.431
Accumulation unit value at end of period     $11.071           $9.457           $5.457          $11.881
Number of accumulation units outstanding
 at end of period (in thousands)                  17               16               16               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.165           $5.296          $11.548          $10.148
Accumulation unit value at end of period     $10.713           $9.165           $5.296          $11.548
Number of accumulation units outstanding
 at end of period (in thousands)                  34               31               26                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.534           $7.833          $17.105          $15.044
Accumulation unit value at end of period     $15.796          $13.534           $7.833          $17.105
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.106           $5.275          $11.531          $10.148
Accumulation unit value at end of period     $10.617           $9.106           $5.275          $11.531
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.438           $7.793          $17.052          $15.015
Accumulation unit value at end of period     $15.653          $13.438           $7.793          $17.052
Number of accumulation units outstanding
 at end of period (in thousands)                  19               18               15                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.035           $5.249          $11.510          $10.147
Accumulation unit value at end of period     $10.502           $9.035           $5.249          $11.510
Number of accumulation units outstanding
 at end of period (in thousands)                  12                7                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.249           $7.714          $16.946          $14.957
Accumulation unit value at end of period     $15.371          $13.249           $7.714          $16.946
Number of accumulation units outstanding
 at end of period (in thousands)                  25               22               10                5
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.514               --               --               --
Accumulation unit value at end of period      $9.224               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.936           $9.966           $9.966           $9.966
Accumulation unit value at end of period     $11.824          $10.936           $9.966           $9.966
Number of accumulation units outstanding
 at end of period (in thousands)                  14               20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.173          $11.526          $21.488          $18.419
Accumulation unit value at end of period     $18.540          $17.173          $11.526          $21.488
Number of accumulation units outstanding
 at end of period (in thousands)                 496               34               48               36
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.971          $11.408          $21.299          $18.285
Accumulation unit value at end of period     $18.295          $16.971          $11.408          $21.299
Number of accumulation units outstanding
 at end of period (in thousands)                  21               96               88              100
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.507           $5.724          $10.699          $10.045
Accumulation unit value at end of period      $9.162           $8.507           $5.724          $10.699
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.054          $11.487          $21.489          $18.485
Accumulation unit value at end of period     $18.347          $17.054          $11.487          $21.489
Number of accumulation units outstanding
 at end of period (in thousands)                  50               33               25               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.441           $5.697          $10.679          $10.044
Accumulation unit value at end of period      $9.063           $8.441           $5.697          $10.679
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.188          $10.947          $20.562          $17.758
Accumulation unit value at end of period     $17.346          $16.188          $10.947          $20.562
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                9
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $11.951               --               --               --
Accumulation unit value at end of period     $13.446               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.911               --               --               --
Accumulation unit value at end of period     $13.375               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.143               --               --               --
Accumulation unit value at end of period     $14.736               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.654               --               --               --
Accumulation unit value at end of period     $16.405               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.061               --               --               --
Accumulation unit value at end of period     $14.607               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.550               --               --               --
Accumulation unit value at end of period     $16.256               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.963               --               --               --
Accumulation unit value at end of period     $14.454               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.344          $12.219          $11.642          $10.634
Accumulation unit value at end of period     $15.962          $14.344          $12.219          $11.642
Number of accumulation units outstanding
 at end of period (in thousands)                  57               44                6                5
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.001               --               --               --
Accumulation unit value at end of period      $8.591               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.525           $8.841          $15.695          $15.413
Accumulation unit value at end of period     $12.350          $11.525           $8.841          $15.695
Number of accumulation units outstanding
 at end of period (in thousands)                  35               31               14               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.428           $8.780          $15.610          $15.352
Accumulation unit value at end of period     $12.228          $11.428           $8.780          $15.610
Number of accumulation units outstanding
 at end of period (in thousands)                  25               21               26                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.332           $8.719          $15.525          $15.292
Accumulation unit value at end of period     $12.107          $11.332           $8.719          $15.525
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.922           $5.331           $9.502          $10.078
Accumulation unit value at end of period      $7.388           $6.922           $5.331           $9.502
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.205           $8.639          $15.413          $15.212
Accumulation unit value at end of period     $11.947          $11.205           $8.639          $15.413
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.868           $5.305           $9.485          $10.077
Accumulation unit value at end of period      $7.308           $6.868           $5.305           $9.485
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.955           $8.480          $15.190          $15.052
Accumulation unit value at end of period     $11.634          $10.955           $8.480          $15.190
Number of accumulation units outstanding
 at end of period (in thousands)                  29               32                9               18
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $14.690               --               --               --
Accumulation unit value at end of period     $16.497               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.505               --               --               --
Accumulation unit value at end of period     $10.653               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.466               --               --               --
Accumulation unit value at end of period     $10.593               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.427               --               --               --
Accumulation unit value at end of period     $10.534               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.618               --               --               --
Accumulation unit value at end of period     $16.318               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.375               --               --               --
Accumulation unit value at end of period     $10.455               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.582               --               --               --
Accumulation unit value at end of period     $16.229               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.272           $7.351          $10.576          $10.000
Accumulation unit value at end of period     $10.299           $9.272           $7.351          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.272               --               --               --
Accumulation unit value at end of period     $10.443               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.324               --               --               --
Accumulation unit value at end of period     $10.481               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.288           $7.295          $10.374          $10.198
Accumulation unit value at end of period     $10.424           $9.288           $7.295          $10.374
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.251           $7.277          $10.364          $10.197
Accumulation unit value at end of period     $10.367           $9.251           $7.277          $10.364
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.226               --               --               --
Accumulation unit value at end of period     $10.330               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.202               --               --               --
Accumulation unit value at end of period     $10.292               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.153               --               --               --
Accumulation unit value at end of period     $10.217               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.105           $7.206          $10.324          $10.194
Accumulation unit value at end of period     $10.143           $9.105           $7.206          $10.324
Number of accumulation units outstanding
 at end of period (in thousands)                  77               83                2               --
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $18.045               --               --               --
Accumulation unit value at end of period     $20.346               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.843               --               --               --
Accumulation unit value at end of period      $9.951               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.807               --               --               --
Accumulation unit value at end of period      $9.895               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.770               --               --               --
Accumulation unit value at end of period      $9.839               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.956               --               --               --
Accumulation unit value at end of period     $20.125               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.722               --               --               --
Accumulation unit value at end of period      $9.766               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.912               --               --               --
Accumulation unit value at end of period     $20.015               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.626           $6.107          $11.473          $10.000
Accumulation unit value at end of period      $9.620           $8.626           $6.107          $11.473
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.036               --               --               --
Accumulation unit value at end of period      $9.088               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.540               --               --               --
Accumulation unit value at end of period      $9.638               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.506           $5.959          $11.076          $10.447
Accumulation unit value at end of period      $9.586           $8.506           $5.959          $11.076
Number of accumulation units outstanding
 at end of period (in thousands)                  66               32                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.473           $5.944          $11.065          $10.446
Accumulation unit value at end of period      $9.534           $8.473           $5.944          $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                  30                8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.450           $5.934          $11.058          $10.445
Accumulation unit value at end of period      $9.499           $8.450           $5.934          $11.058
Number of accumulation units outstanding
 at end of period (in thousands)                  44               31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.428           $5.925          $11.051          $10.445
Accumulation unit value at end of period      $9.464           $8.428           $5.925          $11.051
Number of accumulation units outstanding
 at end of period (in thousands)                  46               49                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.383           $5.905          $11.036          $10.444
Accumulation unit value at end of period      $9.396           $8.383           $5.905          $11.036
Number of accumulation units outstanding
 at end of period (in thousands)                  78               48                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.339           $5.886          $11.022          $10.442
Accumulation unit value at end of period      $9.327           $8.339           $5.886          $11.022
Number of accumulation units outstanding
 at end of period (in thousands)                 244              222               14               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $13.698               --               --               --
Accumulation unit value at end of period     $15.112               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.036               --               --               --
Accumulation unit value at end of period     $11.050               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.995               --               --               --
Accumulation unit value at end of period     $10.988               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.953               --               --               --
Accumulation unit value at end of period     $10.926               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.631               --               --               --
Accumulation unit value at end of period     $14.948               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.899               --               --               --
Accumulation unit value at end of period     $10.844               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.597               --               --               --
Accumulation unit value at end of period     $14.867               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.790           $7.886          $10.405          $10.000
Accumulation unit value at end of period     $10.683           $9.790           $7.886          $10.405
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.845               --               --               --
Accumulation unit value at end of period     $10.893               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.922               --               --               --
Accumulation unit value at end of period     $10.955               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.882           $7.879          $10.279          $10.103
Accumulation unit value at end of period     $10.896           $9.882           $7.879          $10.279
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.843           $7.860          $10.269          $10.102
Accumulation unit value at end of period     $10.836           $9.843           $7.860          $10.269
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.817               --               --               --
Accumulation unit value at end of period     $10.797               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.791               --               --               --
Accumulation unit value at end of period     $10.757               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.740               --               --               --
Accumulation unit value at end of period     $10.679               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.688           $7.783          $10.230          $10.099
Accumulation unit value at end of period     $10.602           $9.688           $7.783          $10.230
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $17.049               --               --               --
Accumulation unit value at end of period     $19.849               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.368               --               --               --
Accumulation unit value at end of period      $9.723               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.333               --               --               --
Accumulation unit value at end of period      $9.668               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.299               --               --               --
Accumulation unit value at end of period      $9.614               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.965               --               --               --
Accumulation unit value at end of period     $19.634               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.253               --               --               --
Accumulation unit value at end of period      $9.542               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.923               --               --               --
Accumulation unit value at end of period     $19.527               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.163           $6.309          $10.808          $10.000
Accumulation unit value at end of period      $9.400           $8.163           $6.309          $10.808
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.224               --               --               --
Accumulation unit value at end of period      $9.604               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.084               --               --               --
Accumulation unit value at end of period      $9.421               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.052           $6.159          $10.441          $10.384
Accumulation unit value at end of period      $9.369           $8.052           $6.159          $10.441
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.020           $6.144          $10.431          $10.383
Accumulation unit value at end of period      $9.318           $8.020           $6.144          $10.431
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.999               --               --               --
Accumulation unit value at end of period      $9.284               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.977           $6.123          $10.418          $10.382
Accumulation unit value at end of period      $9.251           $7.977           $6.123          $10.418
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.935               --               --               --
Accumulation unit value at end of period      $9.183               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.893           $6.083          $10.391          $10.380
Accumulation unit value at end of period      $9.117           $7.893           $6.083          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                1               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $15.735               --               --               --
Accumulation unit value at end of period     $17.968               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.080               --               --               --
Accumulation unit value at end of period     $10.347               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.042               --               --               --
Accumulation unit value at end of period     $10.289               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.005               --               --               --
Accumulation unit value at end of period     $10.231               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.658               --               --               --
Accumulation unit value at end of period     $17.773               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.955               --               --               --
Accumulation unit value at end of period     $10.155               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.619               --               --               --
Accumulation unit value at end of period     $17.676               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.857           $6.970          $10.796          $10.000
Accumulation unit value at end of period     $10.003           $8.857           $6.970          $10.796
Number of accumulation units outstanding
 at end of period (in thousands)                  17                2               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.786               --               --               --
Accumulation unit value at end of period     $10.057               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.844               --               --               --
Accumulation unit value at end of period     $10.102               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.809           $5.324          $10.047          $10.135
Accumulation unit value at end of period     $10.047           $8.809           $5.324          $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               16               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.774           $7.907          $14.944          $15.088
Accumulation unit value at end of period      $9.992           $8.774           $7.907          $14.944
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.751               --               --               --
Accumulation unit value at end of period      $9.956               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.727               --               --               --
Accumulation unit value at end of period      $9.920               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.681               --               --               --
Accumulation unit value at end of period      $9.848               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.635           $7.787          $14.805          $15.000
Accumulation unit value at end of period      $9.776           $8.635           $7.787          $14.805
Number of accumulation units outstanding
 at end of period (in thousands)                  70               60                1                4
THE HARTFORD TARGET RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.324               --               --               --
Accumulation unit value at end of period     $10.534               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.577               --               --               --
Accumulation unit value at end of period     $10.797               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.539           $7.490          $10.381          $10.154
Accumulation unit value at end of period     $10.739           $9.539           $7.490          $10.381
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.501               --               --               --
Accumulation unit value at end of period     $10.680               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.476               --               --               --
Accumulation unit value at end of period     $10.641               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.451           $7.447          $10.358          $10.152
Accumulation unit value at end of period     $10.602           $9.451           $7.447          $10.358
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.401               --               --               --
Accumulation unit value at end of period     $10.525               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.351           $7.399          $10.331          $10.150
Accumulation unit value at end of period     $10.449           $9.351           $7.399          $10.331
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               --               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.053               --               --               --
Accumulation unit value at end of period     $10.311               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.067               --               --               --
Accumulation unit value at end of period     $10.307               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.031           $6.985          $10.290          $10.213
Accumulation unit value at end of period     $10.250           $9.031           $6.985          $10.290
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.996               --               --               --
Accumulation unit value at end of period     $10.195               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.972               --               --               --
Accumulation unit value at end of period     $10.158               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.948           $6.945          $10.267          $10.211
Accumulation unit value at end of period     $10.121           $8.948           $6.945          $10.267
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.901               --               --               --
Accumulation unit value at end of period     $10.047               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.854           $6.900          $10.241          $10.209
Accumulation unit value at end of period      $9.974           $8.854           $6.900          $10.241
Number of accumulation units outstanding
 at end of period (in thousands)                  53               25               --               --
THE HARTFORD TARGET RETIREMENT 2025 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $15.487               --               --               --
Accumulation unit value at end of period     $17.584               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.461               --               --               --
Accumulation unit value at end of period     $17.520               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.442               --               --               --
Accumulation unit value at end of period     $17.472               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.423               --               --               --
Accumulation unit value at end of period     $17.424               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.410               --               --               --
Accumulation unit value at end of period     $17.393               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.398               --               --               --
Accumulation unit value at end of period     $17.361               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.372               --               --               --
Accumulation unit value at end of period     $17.298               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.347               --               --               --
Accumulation unit value at end of period     $17.235               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.770               --               --               --
Accumulation unit value at end of period     $10.081               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.766               --               --               --
Accumulation unit value at end of period     $10.056               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.731           $6.799          $10.382          $10.284
Accumulation unit value at end of period     $10.001           $8.731           $6.799          $10.382
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.696               --               --               --
Accumulation unit value at end of period      $9.946               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.673               --               --               --
Accumulation unit value at end of period      $9.910               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.650           $6.760          $10.358          $10.282
Accumulation unit value at end of period      $9.874           $8.650           $6.760          $10.358
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.605               --               --               --
Accumulation unit value at end of period      $9.802               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.559           $6.715          $10.332          $10.279
Accumulation unit value at end of period      $9.731           $8.559           $6.715          $10.332
Number of accumulation units outstanding
 at end of period (in thousands)                  86               57                1               --
THE HARTFORD TARGET RETIREMENT 2035 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.222               --               --               --
Accumulation unit value at end of period     $18.636               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.195               --               --               --
Accumulation unit value at end of period     $18.568               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.175               --               --               --
Accumulation unit value at end of period     $18.518               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.155               --               --               --
Accumulation unit value at end of period     $18.467               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.142               --               --               --
Accumulation unit value at end of period     $18.433               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.129               --               --               --
Accumulation unit value at end of period     $18.400               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.102               --               --               --
Accumulation unit value at end of period     $18.333               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.076               --               --               --
Accumulation unit value at end of period     $18.266               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.756               --               --               --
Accumulation unit value at end of period     $19.366               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.728               --               --               --
Accumulation unit value at end of period     $19.296               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.708               --               --               --
Accumulation unit value at end of period     $19.243               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.687               --               --               --
Accumulation unit value at end of period     $19.191               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.673               --               --               --
Accumulation unit value at end of period     $19.156               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.660               --               --               --
Accumulation unit value at end of period     $19.121               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.632               --               --               --
Accumulation unit value at end of period     $19.051               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.605               --               --               --
Accumulation unit value at end of period     $18.982               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.731               --               --               --
Accumulation unit value at end of period     $19.339               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.704               --               --               --
Accumulation unit value at end of period     $19.269               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.683               --               --               --
Accumulation unit value at end of period     $19.216               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.662               --               --               --
Accumulation unit value at end of period     $19.164               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.649               --               --               --
Accumulation unit value at end of period     $19.129               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.635               --               --               --
Accumulation unit value at end of period     $19.094               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.608               --               --               --
Accumulation unit value at end of period     $19.025               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.580               --               --               --
Accumulation unit value at end of period     $18.955               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.312               --               --               --
Accumulation unit value at end of period     $11.020               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.862               --               --               --
Accumulation unit value at end of period     $11.586               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.820               --               --               --
Accumulation unit value at end of period     $11.523               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.777               --               --               --
Accumulation unit value at end of period     $11.460               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.748               --               --               --
Accumulation unit value at end of period     $11.418               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.720               --               --               --
Accumulation unit value at end of period     $11.377               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.663               --               --               --
Accumulation unit value at end of period     $11.294               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.607               --               --               --
Accumulation unit value at end of period     $11.212               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.400               --               --               --
Accumulation unit value at end of period      $9.209               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.187           $4.961          $10.160          $10.221
Accumulation unit value at end of period      $7.864           $7.187           $4.961          $10.160
Number of accumulation units outstanding
 at end of period (in thousands)                  25               23               18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.793           $5.387          $11.050          $11.125
Accumulation unit value at end of period      $8.514           $7.793           $5.387          $11.050
Number of accumulation units outstanding
 at end of period (in thousands)                  29               25               18               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.419           $6.521          $13.396          $13.499
Accumulation unit value at end of period     $10.275           $9.419           $6.521          $13.396
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.071           $4.900          $10.077          $10.160
Accumulation unit value at end of period      $7.706           $7.071           $4.900          $10.077
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.352           $6.488          $13.354          $13.473
Accumulation unit value at end of period     $10.182           $9.352           $6.488          $13.354
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                9                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.016           $4.877          $10.058          $10.159
Accumulation unit value at end of period      $7.623           $7.016           $4.877          $10.058
Number of accumulation units outstanding
 at end of period (in thousands)                  18               17                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.221           $6.422          $13.272          $13.421
Accumulation unit value at end of period      $9.998           $9.221           $6.422          $13.272
Number of accumulation units outstanding
 at end of period (in thousands)                  16               24               20               14
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.074           $6.162          $10.000               --
Accumulation unit value at end of period      $9.158           $8.074           $6.162               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.390           $5.652           $9.770          $10.000
Accumulation unit value at end of period      $8.366           $7.390           $5.652           $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                  35               32               27               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.556           $6.553          $11.345          $10.170
Accumulation unit value at end of period      $9.671           $8.556           $6.553          $11.345
Number of accumulation units outstanding
 at end of period (in thousands)                  56               35               16                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.703           $8.977          $15.565          $13.965
Accumulation unit value at end of period     $13.209          $11.703           $8.977          $15.565
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10                8                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.500           $6.527          $11.328          $10.170
Accumulation unit value at end of period      $9.584           $8.500           $6.527          $11.328
Number of accumulation units outstanding
 at end of period (in thousands)                  76               43               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.620           $8.931          $15.517          $13.938
Accumulation unit value at end of period     $13.089          $11.620           $8.931          $15.517
Number of accumulation units outstanding
 at end of period (in thousands)                  36               29                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.434           $6.495          $11.307          $10.169
Accumulation unit value at end of period      $9.481           $8.434           $6.495          $11.307
Number of accumulation units outstanding
 at end of period (in thousands)                  36               15                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.456           $8.841          $15.421          $13.884
Accumulation unit value at end of period     $12.853          $11.456           $8.841          $15.421
Number of accumulation units outstanding
 at end of period (in thousands)                  47               63               17               17
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $16.358               --               --               --
Accumulation unit value at end of period     $18.587               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.331               --               --               --
Accumulation unit value at end of period     $18.520               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.310               --               --               --
Accumulation unit value at end of period     $18.469               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.290               --               --               --
Accumulation unit value at end of period     $18.419               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.277               --               --               --
Accumulation unit value at end of period     $18.385               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.264               --               --               --
Accumulation unit value at end of period     $18.351               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.237               --               --               --
Accumulation unit value at end of period     $18.285               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.210          $10.000               --               --
Accumulation unit value at end of period     $18.218          $16.210               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --               --
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.255               --               --               --
Accumulation unit value at end of period     $10.086               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.326           $5.757           $9.888          $10.329
Accumulation unit value at end of period      $9.054           $8.326           $5.757           $9.888
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10                9                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.126           $5.628           $9.680          $10.120
Accumulation unit value at end of period      $8.824           $8.126           $5.628           $9.680
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.769           $7.469          $12.868          $13.464
Accumulation unit value at end of period     $11.677          $10.769           $7.469          $12.868
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.073           $5.605           $9.666          $10.120
Accumulation unit value at end of period      $8.745           $8.073           $5.605           $9.666
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.693           $7.431          $12.828          $13.438
Accumulation unit value at end of period     $11.571          $10.693           $7.431          $12.828
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.010           $5.578           $9.648          $10.119
Accumulation unit value at end of period      $8.651           $8.010           $5.578           $9.648
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.542           $7.356          $12.749          $13.386
Accumulation unit value at end of period     $11.362          $10.542           $7.356          $12.749
Number of accumulation units outstanding
 at end of period (in thousands)                  18               20               13                2
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.837               --               --               --
Accumulation unit value at end of period      $9.870               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.808               --               --               --
Accumulation unit value at end of period      $9.817               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.473           $6.294           $9.904          $10.032
Accumulation unit value at end of period      $9.430           $8.473           $6.294           $9.904
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.067               --               --               --
Accumulation unit value at end of period     $11.187               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.655               --               --               --
Accumulation unit value at end of period      $9.609               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.996               --               --               --
Accumulation unit value at end of period     $11.086               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.352               --               --               --
Accumulation unit value at end of period      $9.244               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.855           $7.376          $11.694          $11.897
Accumulation unit value at end of period     $10.886           $9.855           $7.376          $11.694
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
UBS U.S. ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.469               --               --               --
Accumulation unit value at end of period      $9.819               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.441               --               --               --
Accumulation unit value at end of period      $9.767               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.716               --               --               --
Accumulation unit value at end of period      $8.914               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.171               --               --               --
Accumulation unit value at end of period     $10.579               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.665               --               --               --
Accumulation unit value at end of period      $8.834               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.106               --               --               --
Accumulation unit value at end of period     $10.483               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.606               --               --               --
Accumulation unit value at end of period      $8.739               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.977           $6.878          $11.295          $11.901
Accumulation unit value at end of period     $10.294           $8.977           $6.878          $11.295
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.408               --               --               --
Accumulation unit value at end of period      $9.466               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.812               --               --               --
Accumulation unit value at end of period     $13.272               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.713           $9.295          $14.753          $13.433
Accumulation unit value at end of period     $13.141          $11.713           $9.295          $14.753
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.615           $9.231          $14.674          $13.381
Accumulation unit value at end of period     $13.012          $11.615           $9.231          $14.674
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.997           $6.361          $10.122          $10.070
Accumulation unit value at end of period      $8.949           $7.997           $6.361          $10.122
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.486           $9.147          $14.568          $13.312
Accumulation unit value at end of period     $12.842          $11.486           $9.147          $14.568
Number of accumulation units outstanding
 at end of period (in thousands)                  16               13               11                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.934           $6.331          $10.104          $10.069
Accumulation unit value at end of period      $8.853           $7.934           $6.331          $10.104
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.232           $8.980          $14.361          $13.175
Accumulation unit value at end of period     $12.507          $11.232           $8.980          $14.361
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16                4                1
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.509               --               --               --
Accumulation unit value at end of period     $11.539               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.478               --               --               --
Accumulation unit value at end of period     $11.478               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.454           $7.151          $10.000               --
Accumulation unit value at end of period     $11.432           $9.454           $7.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32                6                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.430               --               --               --
Accumulation unit value at end of period     $11.386               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.414           $7.139          $10.000               --
Accumulation unit value at end of period     $11.356           $9.414           $7.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.399           $7.134          $10.000               --
Accumulation unit value at end of period     $11.325           $9.399           $7.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               25               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.367           $7.124          $10.000               --
Accumulation unit value at end of period     $11.265           $9.367           $7.124               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.336           $7.115          $10.000               --
Accumulation unit value at end of period     $11.205           $9.336           $7.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --               --
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.646               --               --               --
Accumulation unit value at end of period      $9.186               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.078           $7.627          $13.619          $14.163
Accumulation unit value at end of period     $12.084          $10.078           $7.627          $13.619
Number of accumulation units outstanding
 at end of period (in thousands)                  28               11                9                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.454           $7.924          $14.171          $14.750
Accumulation unit value at end of period     $12.517          $10.454           $7.924          $14.171
Number of accumulation units outstanding
 at end of period (in thousands)                  22               13                7                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.385           $7.883          $14.119          $14.708
Accumulation unit value at end of period     $12.414          $10.385           $7.883          $14.119
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.205           $5.475           $9.816          $10.232
Accumulation unit value at end of period      $8.605           $7.205           $5.475           $9.816
Number of accumulation units outstanding
 at end of period (in thousands)                  28               14                6               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.292           $7.829          $14.049          $14.653
Accumulation unit value at end of period     $12.280          $10.292           $7.829          $14.049
Number of accumulation units outstanding
 at end of period (in thousands)                  26               27               27               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.149           $5.449           $9.798          $10.231
Accumulation unit value at end of period      $8.512           $7.149           $5.449           $9.798
Number of accumulation units outstanding
 at end of period (in thousands)                  30                9                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.110           $7.721          $13.912          $14.543
Accumulation unit value at end of period     $12.014          $10.110           $7.721          $13.912
Number of accumulation units outstanding
 at end of period (in thousands)                  32               29               14                6
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.936               --               --               --
Accumulation unit value at end of period     $10.635               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.903               --               --               --
Accumulation unit value at end of period     $10.578               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.718               --               --               --
Accumulation unit value at end of period     $10.365               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.340               --               --               --
Accumulation unit value at end of period     $12.077               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.655               --               --               --
Accumulation unit value at end of period     $10.272               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.260           $9.151          $11.840          $11.798
Accumulation unit value at end of period     $11.968          $11.260           $9.151          $11.840
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.579               --               --               --
Accumulation unit value at end of period     $10.161               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.101           $9.058          $11.766          $11.752
Accumulation unit value at end of period     $11.752          $11.101           $9.058          $11.766
Number of accumulation units outstanding
 at end of period (in thousands)                   4               15                9               --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $19.954               --               --               --
Accumulation unit value at end of period     $24.349               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $19.921               --               --               --
Accumulation unit value at end of period     $24.260               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $19.897               --               --               --
Accumulation unit value at end of period     $24.194               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.872               --               --               --
Accumulation unit value at end of period     $24.128               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $19.856               --               --               --
Accumulation unit value at end of period     $24.084               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.840               --               --               --
Accumulation unit value at end of period     $24.040               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $19.807               --               --               --
Accumulation unit value at end of period     $23.953               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.774          $10.000               --               --
Accumulation unit value at end of period     $23.866          $19.774               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --               --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.826               --               --               --  (b)
Accumulation unit value at end of period      $8.164               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --


spm>

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.788               --               --               --(b)
Accumulation unit value at end of period      $8.121               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.682               --               --               --(b)
Accumulation unit value at end of period      $8.008               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.240               --               --               --(b)
Accumulation unit value at end of period     $10.584               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.617               --               --               --(b)
Accumulation unit value at end of period      $7.936               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.069               --               --               --(b)
Accumulation unit value at end of period     $10.488               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.540               --               --               --(b)
Accumulation unit value at end of period      $7.850               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.896               --               --               --(b)
Accumulation unit value at end of period     $10.299               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.305               --               --               --(b)
Accumulation unit value at end of period     $10.134               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.299               --               --               --(b)
Accumulation unit value at end of period     $10.123               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.295               --               --               --(b)
Accumulation unit value at end of period     $10.116               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.290               --               --               --(b)
Accumulation unit value at end of period     $10.108               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.287               --               --               --(b)
Accumulation unit value at end of period     $10.103               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.284               --               --               --(b)
Accumulation unit value at end of period     $10.098               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.278               --               --               --(b)
Accumulation unit value at end of period     $10.088               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.272               --               --               --(b)
Accumulation unit value at end of period     $10.077               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.181               --               --               --
Accumulation unit value at end of period     $10.254               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.885               --               --               --
Accumulation unit value at end of period      $9.903               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.853           $6.846          $10.090          $10.000
Accumulation unit value at end of period      $9.853           $8.853           $6.846          $10.090
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.201               --               --               --
Accumulation unit value at end of period     $11.337               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.799               --               --               --
Accumulation unit value at end of period      $9.769               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.129               --               --               --
Accumulation unit value at end of period     $11.234               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.736           $6.792          $10.066          $10.000
Accumulation unit value at end of period      $9.669           $8.736           $6.792          $10.066
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $7.780          $11.553          $10.000
Accumulation unit value at end of period     $11.031           $9.985           $7.780          $11.553
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.019               --               --               --
Accumulation unit value at end of period      $9.077               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.283               --               --               --
Accumulation unit value at end of period     $10.492               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.972               --               --               --
Accumulation unit value at end of period      $9.001               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.217               --               --               --
Accumulation unit value at end of period     $10.397               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.916           $6.383          $10.308          $10.000
Accumulation unit value at end of period      $8.911           $7.916           $6.383          $10.308
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.086               --               --               --
Accumulation unit value at end of period     $10.208               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.650               --               --               --
Accumulation unit value at end of period      $9.754               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.414           $6.790          $10.109          $10.000
Accumulation unit value at end of period      $9.470           $8.414           $6.790          $10.109
Number of accumulation units outstanding
 at end of period (in thousands)                  33               30               23               19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.445           $6.824          $10.176          $10.000
Accumulation unit value at end of period      $9.490           $8.445           $6.824          $10.176
Number of accumulation units outstanding
 at end of period (in thousands)                  45               36               15               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.266           $8.309          $12.408          $11.566
Accumulation unit value at end of period     $11.519          $10.266           $8.309          $12.408
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.394           $6.800          $10.165          $10.000
Accumulation unit value at end of period      $9.409           $8.394           $6.800          $10.165
Number of accumulation units outstanding
 at end of period (in thousands)                  19               11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.193           $8.266          $12.369          $11.553
Accumulation unit value at end of period     $11.414          $10.193           $8.266          $12.369
Number of accumulation units outstanding
 at end of period (in thousands)                  25               14               12               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.333           $6.771          $10.153          $10.000
Accumulation unit value at end of period      $9.313           $8.333           $6.771          $10.153
Number of accumulation units outstanding
 at end of period (in thousands)                  46                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.049           $8.182          $12.292          $10.000
Accumulation unit value at end of period     $11.208          $10.049           $8.182          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  97              112               47                5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.421               --               --               --
Accumulation unit value at end of period     $10.012               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.198               --               --               --
Accumulation unit value at end of period      $8.162               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.874               --               --               --
Accumulation unit value at end of period     $10.048               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.156           $5.329          $11.321          $10.000
Accumulation unit value at end of period      $8.094           $7.156           $5.329          $11.321
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.811               --               --               --
Accumulation unit value at end of period      $9.957               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.106           $5.307          $11.310          $10.000
Accumulation unit value at end of period      $8.014           $7.106           $5.307          $11.310
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.686           $6.501          $13.881          $10.000
Accumulation unit value at end of period      $9.777           $8.686           $6.501          $13.881
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
HARTFORD GLOBAL HEALTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $9.877               --               --               --
Accumulation unit value at end of period     $10.536               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.804           $7.217           $9.754          $10.000
Accumulation unit value at end of period      $9.373           $8.804           $7.217           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7                4                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.475           $7.779          $10.530          $10.000
Accumulation unit value at end of period     $10.072           $9.475           $7.779          $10.530
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.806           $8.885          $12.044          $11.452
Accumulation unit value at end of period     $11.470          $10.806           $8.885          $12.044
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.418           $7.752          $10.519          $10.000
Accumulation unit value at end of period      $9.987           $9.418           $7.752          $10.519
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.729           $8.840          $12.007          $11.440
Accumulation unit value at end of period     $11.366          $10.729           $8.840          $12.007
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.350           $7.719          $10.505          $10.000
Accumulation unit value at end of period      $9.885           $9.350           $7.719          $10.505
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.578           $8.750          $11.933          $10.000
Accumulation unit value at end of period     $11.161          $10.578           $8.750          $11.933
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                1                1
HARTFORD GLOBAL RESEARCH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.168           $6.488          $10.000               --
Accumulation unit value at end of period     $10.572           $9.168           $6.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.148           $6.484          $10.000               --
Accumulation unit value at end of period     $10.534           $9.148           $6.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.129           $6.480          $10.000               --
Accumulation unit value at end of period     $10.496           $9.129           $6.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.116               --               --               --
Accumulation unit value at end of period     $10.470               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.103           $6.475          $10.000               --
Accumulation unit value at end of period     $10.445           $9.103           $6.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.077           $6.469          $10.000               --
Accumulation unit value at end of period     $10.395           $9.077           $6.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.051           $6.464          $10.000               --
Accumulation unit value at end of period     $10.344           $9.051           $6.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4               --
HARTFORD GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.421               --               --               --
Accumulation unit value at end of period     $10.012               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.483               --               --               --
Accumulation unit value at end of period     $10.065               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452           $6.344          $10.980          $10.000
Accumulation unit value at end of period     $10.013           $8.452           $6.344          $10.980
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.659               --               --               --
Accumulation unit value at end of period     $11.427               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.401           $6.321          $10.968          $10.000
Accumulation unit value at end of period      $9.928           $8.401           $6.321          $10.968
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.591           $7.224          $12.547          $10.863
Accumulation unit value at end of period     $11.323           $9.591           $7.224          $12.547
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.340           $6.294          $10.954          $10.000
Accumulation unit value at end of period      $9.827           $8.340           $6.294          $10.954
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $7.150          $12.468          $10.000
Accumulation unit value at end of period     $11.118           $9.455           $7.150          $12.468
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $7.825               --               --               --
Accumulation unit value at end of period      $9.164               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.800           $6.054          $11.209          $10.000
Accumulation unit value at end of period      $9.115           $7.800           $6.054          $11.209
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.771           $6.041          $11.202          $10.000
Accumulation unit value at end of period      $9.068           $7.771           $6.041          $11.202
Number of accumulation units outstanding
 at end of period (in thousands)                  64               36               13               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.950           $7.746          $14.385          $11.195
Accumulation unit value at end of period     $11.593           $9.950           $7.746          $14.385
Number of accumulation units outstanding
 at end of period (in thousands)                  14                5                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.724           $6.020          $11.190          $10.000
Accumulation unit value at end of period      $8.991           $7.724           $6.020          $11.190
Number of accumulation units outstanding
 at end of period (in thousands)                  24                7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.879           $7.706          $14.340          $11.183
Accumulation unit value at end of period     $11.487           $9.879           $7.706          $14.340
Number of accumulation units outstanding
 at end of period (in thousands)                  27               28               22               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.669           $5.994          $11.176          $10.000
Accumulation unit value at end of period      $8.899           $7.669           $5.994          $11.176
Number of accumulation units outstanding
 at end of period (in thousands)                  26               13                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.739           $7.628          $14.250          $10.000
Accumulation unit value at end of period     $11.280           $9.739           $7.628          $14.250
Number of accumulation units outstanding
 at end of period (in thousands)                  81               75               26                1
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.304               --               --               --
Accumulation unit value at end of period      $9.489               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.760           $6.190           $9.901          $10.000
Accumulation unit value at end of period      $8.850           $7.760           $6.190           $9.901
Number of accumulation units outstanding
 at end of period (in thousands)                  52               45                8                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.208           $6.557          $10.505          $10.000
Accumulation unit value at end of period      $9.347           $8.208           $6.557          $10.505
Number of accumulation units outstanding
 at end of period (in thousands)                  45               39               48               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.193           $7.355          $11.801          $11.319
Accumulation unit value at end of period     $10.454           $9.193           $7.355          $11.801
Number of accumulation units outstanding
 at end of period (in thousands)                   4               13               10                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.875           $6.306          $10.129          $10.000
Accumulation unit value at end of period      $8.945           $7.875           $6.306          $10.129
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.128           $7.317          $11.764          $11.306
Accumulation unit value at end of period     $10.359           $9.128           $7.317          $11.764
Number of accumulation units outstanding
 at end of period (in thousands)                  49               47               13                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.818           $6.279          $10.116          $10.000
Accumulation unit value at end of period      $8.854           $7.818           $6.279          $10.116
Number of accumulation units outstanding
 at end of period (in thousands)                  24               15                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.999           $7.242          $11.691          $10.000
Accumulation unit value at end of period     $10.171           $8.999           $7.242          $11.691
Number of accumulation units outstanding
 at end of period (in thousands)                  15               14                5               --
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.073               --               --               --
Accumulation unit value at end of period     $10.058               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.417          $10.449          $10.292          $10.000
Accumulation unit value at end of period     $10.381          $10.417          $10.449          $10.292
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11                9                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.506          $10.554          $10.411          $10.000
Accumulation unit value at end of period     $10.454          $10.506          $10.554          $10.411
Number of accumulation units outstanding
 at end of period (in thousands)                  71               46               20                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.699          $10.764          $10.634          $10.225
Accumulation unit value at end of period     $10.630          $10.699          $10.764          $10.634
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.200          $10.271          $10.158          $10.000
Accumulation unit value at end of period     $10.123          $10.200          $10.271          $10.158
Number of accumulation units outstanding
 at end of period (in thousands)                  73               74                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.624          $10.709          $10.601          $10.213
Accumulation unit value at end of period     $10.534          $10.624          $10.709          $10.601
Number of accumulation units outstanding
 at end of period (in thousands)                  57               40               17                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.126          $10.228          $10.145          $10.000
Accumulation unit value at end of period     $10.020          $10.126          $10.228          $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                  74               31               22               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.474          $10.600          $10.536          $10.000
Accumulation unit value at end of period     $10.344          $10.474          $10.600          $10.536
Number of accumulation units outstanding
 at end of period (in thousands)                 134              199               98               21
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.383               --               --               --
Accumulation unit value at end of period     $10.366               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.021               --               --               --
Accumulation unit value at end of period      $9.898               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.992           $6.226          $10.557          $10.000
Accumulation unit value at end of period      $9.848           $7.992           $6.226          $10.557
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.963           $6.213          $10.550          $10.000
Accumulation unit value at end of period      $9.797           $7.963           $6.213          $10.550
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.944           $6.204          $10.545          $10.000
Accumulation unit value at end of period      $9.764           $7.944           $6.204          $10.545
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.924           $6.195          $10.541          $10.000
Accumulation unit value at end of period      $9.730           $7.924           $6.195          $10.541
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.886           $6.177          $10.532          $10.000
Accumulation unit value at end of period      $9.664           $7.886           $6.177          $10.532
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.848           $6.160          $10.523          $10.000
Accumulation unit value at end of period      $9.598           $7.848           $6.160          $10.523
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                       $8.996               --               --               --
Accumulation unit value at end of period     $12.235               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.058           $5.987           $9.624          $10.000
Accumulation unit value at end of period     $10.937           $8.058           $5.987           $9.624
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.028           $5.974           $9.618          $10.000
Accumulation unit value at end of period     $10.881           $8.028           $5.974           $9.618
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.219           $6.870          $11.078          $11.388
Accumulation unit value at end of period     $12.475           $9.219           $6.870          $11.078
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.980           $5.953           $9.608          $10.000
Accumulation unit value at end of period     $10.788           $7.980           $5.953           $9.608
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.153           $6.835          $11.043          $11.375
Accumulation unit value at end of period     $12.362           $9.153           $6.835          $11.043
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.922           $5.928           $9.596          $10.000
Accumulation unit value at end of period     $10.678           $7.922           $5.928           $9.596
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.024           $6.766          $10.975          $10.000
Accumulation unit value at end of period     $12.139           $9.024           $6.766          $10.975
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3               --
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.470               --               --               --
Accumulation unit value at end of period     $11.212               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.742           $9.396          $10.233          $10.000
Accumulation unit value at end of period     $11.480          $10.742           $9.396          $10.233
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20                5                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.775           $9.440          $10.296          $10.000
Accumulation unit value at end of period     $11.499          $10.775           $9.440          $10.296
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               13               19

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.307           $9.920          $10.836          $10.000
Accumulation unit value at end of period     $12.048          $11.307           $9.920          $10.836
Number of accumulation units outstanding
 at end of period (in thousands)                  25                4                7                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.794           $9.480          $10.365          $10.000
Accumulation unit value at end of period     $11.490          $10.794           $9.480          $10.365
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.227           $9.869          $10.802          $10.000
Accumulation unit value at end of period     $11.939          $11.227           $9.869          $10.802
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               20               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.716           $9.439          $10.352          $10.000
Accumulation unit value at end of period     $11.373          $10.716           $9.439          $10.352
Number of accumulation units outstanding
 at end of period (in thousands)                   6               28                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.068           $9.769          $10.735          $10.000
Accumulation unit value at end of period     $11.723          $11.068           $9.769          $10.735
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47               12               --
HARTFORD VALUE HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.15%
Accumulation unit value at beginning of
 period                                      $10.521               --               --               --  (c)
Accumulation unit value at end of period     $11.396               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.519               --               --               --  (c)
Accumulation unit value at end of period     $11.377               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.518               --               --               --  (c)
Accumulation unit value at end of period     $11.362               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.516               --               --               --  (c)
Accumulation unit value at end of period     $11.347               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.516               --               --               --  (c)
Accumulation unit value at end of period     $11.337               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.515               --               --               --  (c)
Accumulation unit value at end of period     $11.327               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.513               --               --               --  (c)
Accumulation unit value at end of period     $11.308               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.511               --               --               --  (c)
Accumulation unit value at end of period     $11.288               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --


spm>

(a) The difference in accumulation unit values reflect different pricing methodologies at the time of contract purchase by the corporate and government lines of business.

(b) Inception date October 14, 2010

(c)  Inception date March 19, 2010

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5795-2) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

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Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank,
Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth

4                                            HARTFORD LIFE INSURANCE COMPANY

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Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co.,
Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

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HARTFORD LIFE INSURANCE COMPANY                                            5

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Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                            [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS STANDARD (SERIES
  A-II)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-     Alger Capital Appreciation Institutional Fund -- Class I
-     Alger Mid Cap Growth Institutional Fund -- Class I
-     Alger Small Cap Growth Institutional Fund -- Class I
-     AllianceBernstein 2000 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2005 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2010 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2015 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2020 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2025 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2030 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2035 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2040 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2045 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2050 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2055 Retirement Strategy Fund -- Class A
-     AllianceBernstein Global Bond Fund -- Class A
-     AllianceBernstein High Income Fund -- Class A
-     AllianceBernstein International Growth Fund -- Class A
-     AllianceBernstein International Value Fund -- Class A
-     AllianceBernstein Small/Mid Cap Value Fund -- Class A
-     Allianz NFJ Dividend Value Fund -- Class A
-     Allianz NFJ International Value Fund -- Class A
-     American Century Diversified Bond Fund -- Class A
-     American Century Equity Growth Fund -- Class A
-     American Century Equity Income Fund -- Class A
-     American Century Growth Fund -- Class A
-     American Century Mid Cap Value Fund -- Class A
-     American Century Prime Money Market Fund -- Class A
-     American Century Small Cap Value Fund -- Class A
-     American Century Vista(SM) Fund -- Class A
-     American Funds AMCAP Fund(R) -- Class R3
-     American Funds American Mutual Fund(R) -- Class R3
-     American Funds Capital Income Builder Fund(R) -- Class R3
-     American Funds Capital World Growth and Income Fund(SM) -- Class R3
-     American Funds EuroPacific Growth Fund(R) -- Class R3
-     American Funds Fundamental Investors Fund(SM) -- Class R3
-     American Funds New Perspective Fund(R) -- Class R3
-     American Funds The Bond Fund of America(SM) Fund -- Class R3

-     American Funds The Growth Fund of America(R) Fund -- Class R3
-     American Funds The Income Fund of America(R) Fund -- Class R3
-     American Funds The Investment Company of America(R) Fund -- Class R3
-     American Funds The New Economy Fund(R) -- Class R3
-     American Funds Washington Mutual Investors Fund(SM) -- Class R3
-     Ave Maria Growth Fund
-     Ave Maria Opportunity Fund
-     Ave Maria Rising Dividend Fund
-     BlackRock Capital Appreciation Fund, Inc. -- Investor A
-     BlackRock Equity Dividend Fund -- Investor A
-     BlackRock Global Allocation Fund, Inc. -- Investor A
-     BlackRock International Opportunity Fund -- Class A
-     BlackRock Mid Cap Value Opportunities Fund -- Investor A
-     BlackRock Mid-Cap Value Equity Portfolio -- Investor A
-     BlackRock Small Cap Growth Fund II -- Investor A
-     Calvert Bond Portfolio -- Class A
-     Calvert Equity Portfolio -- Class A
-     Calvert Income Fund -- Class A
-     ColumbiaSM Acorn(R) Fund -- Class A
-     Columbia Contrarian Core Fund -- Class A
-     Columbia Diversified Equity Income Fund -- Class R3
-     Columbia Marsico 21st Century Fund -- Class A
-     Columbia Marsico Growth Fund -- Class A
-     Columbia Mid Cap Value Fund -- Class A
-     Columbia Mid Cap Value Opportunity Fund -- Class R3
-     Columbia Seligman Communications and Information Fund -- Class A
-     Columbia Seligman Global Technology Fund -- Class A
-     Columbia Small Cap Core Fund -- Class A
-     Columbia Small Cap Value Fund I -- Class A
-     Davis New York Venture Fund -- Class A
-     Domini Social Equity Fund(R) -- Investor Class
-     Dreyfus Bond Market Index Fund -- Class INV
-     Dreyfus Midcap Index Fund
-     Dreyfus S&P 500 Index Fund
-     Dreyfus Smallcap Stock Index Fund
-     DWS Capital Growth Fund -- Class A
-     DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
-     DWS Global Thematic Fund -- Class A
-     Eaton Vance Balanced Fund -- Class A
-     Eaton Vance Dividend Builder Fund -- Class A
-     Eaton Vance Income Fund of Boston -- Class A
-     Eaton Vance Large-Cap Value Fund -- Class A
-     Eaton Vance Worldwide Health Sciences Fund -- Class A
-     Federated Capital Appreciation Fund -- Class A
-     Federated Kaufmann Fund -- Class R
-     Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
-     Franklin Growth Fund -- Class A
-     Franklin High Income Fund -- Class A
-     Franklin Income Fund -- Class A
-     Franklin Small Cap Value Fund -- Class A
-     Franklin Strategic Income Fund -- Class A
-     Franklin Templeton Conservative Allocation Fund -- Class A
-     Franklin Templeton Growth Allocation Fund -- Class A
-     Franklin Templeton Moderate Allocation Fund -- Class A
-     Franklin Total Return Fund -- Class A
-     Frost Core Growth Equity Fund -- Class A
-     Frost Dividend Value Equity Fund -- Class A
-     Goldman Sachs Absolute Return Tracker -- Class A
-     Goldman Sachs Government Income Fund -- Class A
-     Goldman Sachs Growth Opportunities Fund -- Class A
-     Goldman Sachs High Yield Fund -- Class A
-     Goldman Sachs Large Cap Value Fund -- Class A
-     Goldman Sachs Mid Cap Value Fund -- Class A
-     Goldman Sachs Satellite Strategies -- Class A
-     Goldman Sachs Small Cap Value Fund -- Class A
-     Goldman Sachs Small/Mid Cap Growth Fund -- Class A
-     Hartford Index HLS Fund -- Class IB
-     Invesco Developing Markets Fund -- Class A
-     Invesco International Growth Fund -- Class A
-     Invesco Large Cap Growth Fund -- Class A*
-     Invesco Real Estate Fund -- Class A
-     Invesco Small Cap Equity Fund -- Class A
-     Invesco Small Cap Growth Fund -- Class A
-     Invesco Van Kampen American Franchise Fund -- Class A
-     Invesco Van Kampen American Value Fund -- Class A
-     Invesco Van Kampen Comstock Fund -- Class A
-     Invesco Van Kampen Equity and Income Fund -- Class A
-     Invesco Van Kampen Growth and Income Fund -- Class A
-     Invesco Van Kampen International Growth Fund -- Class A*
-     Invesco Van Kampen Mid Cap Growth Fund -- Class A
-     Invesco Van Kampen Small Cap Growth Fund -- Class A
-     Invesco Van Kampen Small Cap Value Fund -- Class A

-     Ivy Asset Strategy Fund -- Class Y
-     Ivy Global Natural Resources Fund -- Class Y
-     Ivy Large Cap Growth Fund -- Class Y
-     Ivy Science & Technology Fund -- Class Y
-     Janus Balanced Fund -- Class S
-     Janus Enterprise Fund -- Class S
-     Janus Forty Fund -- Class S
-     Janus Overseas Fund -- Class S
-     JPMorgan Core Bond Fund -- Class A
-     JPMorgan Prime Money Market Fund -- Reserve Shares
-     JPMorgan Small Cap Equity Fund -- Class A
-     JPMorgan Small Cap Growth Fund -- Class A
-     JPMorgan Small Cap Value Fund -- Class A
-     JPMorgan SmartRetirement 2010 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2015 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2020 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2025 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2030 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2035 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2040 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2045 Fund(SM) -- Class A
-     JPMorgan SmartRetirement 2050 Fund(SM) -- Class A
-     JPMorgan SmartRetirement Income(R) Fund -- Class A
-     JPMorgan U.S. Equity Fund -- Class A
-     JPMorgan U.S. Real Estate Fund -- Class A
-     Legg Mason ClearBridge Appreciation Fund -- Class A
-     Legg Mason ClearBridge Mid Cap Core Fund -- Class A
-     Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
-     LifePath 2020 Portfolio(R) -- Investor A
-     LifePath 2030 Portfolio(R) -- Investor A
-     LifePath 2040 Portfolio(R) -- Investor A
-     LifePath(R) 2050 Portfolio -- Investor A
-     LifePath(R) Retirement Portfolio -- Investor A
-     LKCM Aquinas Growth Fund
-     LKCM Aquinas Value Fund
-     Loomis Sayles Bond Fund -- Class ADM
-     Lord Abbett Affiliated Fund, Inc. -- Class A
-     Lord Abbett Classic Stock Fund -- Class A
-     Lord Abbett Developing Growth Fund, Inc. -- Class A
-     Lord Abbett Fundamental Equity Fund -- Class A
-     Lord Abbett Growth Opportunities Fund -- Class A
-     Lord Abbett International Core Equity Fund -- Class A
-     Lord Abbett Small-Cap Blend Fund -- Class A
-     Lord Abbett Total Return Fund -- Class A
-     Lord Abbett Value Opportunities Fund -- Class A
-     Massachusetts Investors Trust -- Class R3
-     MFS(R) Core Growth Fund -- Class R3
-     MFS(R) Emerging Markets Debt Fund -- Class R3
-     MFS(R) Government Securities Fund -- Class R3
-     MFS(R) International Growth Fund -- Class R3
-     MFS(R) International Value Fund -- Class R3
-     MFS(R) New Discovery Fund -- Class R3
-     MFS(R) Research Bond Fund -- Class R3
-     MFS(R) Research International Fund -- Class R3
-     MFS(R) Technology Fund -- Class R3
-     MFS(R) Total Return Fund -- Class R3
-     MFS(R) Utilities Fund -- Class R3
-     MFS(R) Value Fund -- Class R3
-     Munder Mid-Cap Core Growth Fund -- Class A
-     Mutual Beacon Fund -- Class A
-     Mutual Global Discovery Fund -- Class A
-     Mutual Shares Fund -- Class A
-     Neuberger Berman Socially Responsible Fund -- Class A
-     Nuveen Equity Index Fund -- Class A
-     Nuveen Mid Cap Growth Opportunities Fund -- Class A
-     Nuveen Mid Cap Index Fund -- Class A
-     Nuveen Small Cap Index Fund -- Class A
-     Nuveen Small Cap Select Fund -- Class A
-     Nuveen Tradewinds International Value -- Class A
-     Oppenheimer Developing Markets Fund -- Class A
-     Oppenheimer Global Fund -- Class A
-     Oppenheimer Global Strategic Income Fund -- Class A
-     Oppenheimer Gold & Special Minerals Fund -- Class A
-     Oppenheimer International Bond Fund -- Class A
-     Oppenheimer International Growth Fund -- Class A
-     Oppenheimer Main Street Select Fund(TM) -- Class A
-     Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
-     Oppenheimer Real Estate Fund -- Class A
-     Oppenheimer Small- & Mid-Cap Value Fund -- Class A
-     Perkins Mid Cap Value Fund -- Class S
-     PIMCO Real Return Fund -- Class A
-     PIMCO Total Return Fund -- Class A
-     Pioneer Cullen Value Fund -- Class A
-     Pioneer Emerging Markets Fund -- Class A
-     Pioneer Equity Income Fund -- Class A
-     Pioneer Fund -- Class A
-     Pioneer Mid Cap Value Fund -- Class A

-     Pioneer Oak Ridge Small Cap Growth Fund -- Class A
-     Pioneer Strategic Income Fund -- Class A
-     Prudential Jennison 20/20 Focus Fund -- Class A
-     Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
-     Putnam Equity Income Fund -- Class A
-     Putnam High Yield Advantage Fund -- Class A
-     Putnam International Capital Opportunities Fund -- Class A
-     RidgeWorth Large Cap Value Equity Fund -- Class A
-     RidgeWorth Mid-Cap Value Equity Fund -- Class A
-     RidgeWorth Small Cap Value Equity Fund -- Class A
-     RidgeWorth Total Return Bond Fund -- Class A
-     Royce Total Return Fund -- Class K
-     Royce Value Fund -- Class K
-     Russell LifePoints(R) Balanced Strategy Fund -- Class R2
-     Russell LifePoints(R) Conservative Strategy Fund -- Class R2
-     Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2
-     Russell LifePoints(R) Growth Strategy Fund -- Class R2
-     Russell LifePoints(R) Moderate Strategy Fund -- Class R2
-     T. Rowe Price Equity Income Fund -- Class R
-     T. Rowe Price Growth Stock Fund -- Class R
-     Templeton Foreign Fund -- Class A
-     Templeton Global Bond Fund -- Class A
-     Templeton Global Opportunities Trust -- Class A
-     The Hartford Balanced Allocation Fund -- Class R4
-     The Hartford Balanced Income Fund -- Class R4
-     The Hartford Capital Appreciation Fund -- Class R4
-     The Hartford Capital Appreciation II Fund -- Class R4
-     The Hartford Checks and Balances Fund -- Class R4
-     The Hartford Conservative Allocation Fund -- Class R4
-     The Hartford Dividend and Growth Fund -- Class R4
-     The Hartford Equity Growth Allocation Fund -- Class R4
-     The Hartford Equity Income Fund -- Class R4
-     The Hartford Fundamental Growth Fund -- Class R4
-     The Hartford Global All-Asset Fund -- Class R4
-     The Hartford Global Health Fund -- Class R4
-     The Hartford Growth Allocation Fund -- Class R4
-     The Hartford Growth Opportunities Fund -- Class R4
-     The Hartford Inflation Plus Fund -- Class R4
-     The Hartford International Opportunities Fund -- Class R4
-     The Hartford International Small Company Fund -- Class R4
-     The Hartford Midcap Fund -- Class R4
-     The Hartford MidCap Value Fund -- Class R4
-     The Hartford Money Market Fund -- Class R4
-     The Hartford Small Company Fund -- Class R4
-     The Hartford Target Retirement 2010 Fund -- Class R4
-     The Hartford Target Retirement 2015 Fund -- Class R4
-     The Hartford Target Retirement 2020 Fund -- Class R4
-     The Hartford Target Retirement 2025 Fund -- Class R4
-     The Hartford Target Retirement 2030 Fund -- Class R4
-     The Hartford Target Retirement 2035 Fund -- Class R4
-     The Hartford Target Retirement 2040 Fund -- Class R4
-     The Hartford Target Retirement 2045 Fund -- Class R4
-     The Hartford Target Retirement 2050 Fund -- Class R4
-     The Hartford Total Return Bond Fund -- Class R4
-     The Hartford Value Fund -- Class R4
-     Thornburg Core Growth Fund -- Class R4
-     Thornburg International Value Fund -- Class R4
-     Thornburg Value Fund -- Class R4
-     Timothy Plan Large/Mid-Cap Value Fund -- Class A
-     UBS Dynamic Alpha Fund -- Class A
-     UBS Global Allocation Fund -- Class A
-     Victory Diversified Stock Fund -- Class A
-     Victory Established Value Fund -- Class A
-     Victory Small Company Opportunity Fund -- Class A
-     Victory Special Value Fund -- Class A
-     Wells Fargo Advantage Asset Allocation Fund -- Class A
-     Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
-     Wells Fargo Advantage International Equity Fund -- Class A
-     Wells Fargo Advantage Utility and Telecommunications Fund -- Class A




* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Funds will merge into the following surviving Funds:



                    UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
Invesco Large Cap Growth Fund -- Class A                  Invesco Van Kampen
                                                          American Franchise
                                                          Fund -- Class A
Invesco Van Kampen International Growth Fund -- Class A   Invesco International
                                                          Growth Fund -- Class A

    For more information on the underlying Funds see the section entitled "The Funds."


    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                              PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                            7
FEE TABLE                                                            9
SUMMARY                                                             18
PERFORMANCE RELATED INFORMATION                                     21
HARTFORD LIFE INSURANCE COMPANY                                     22
THE SEPARATE ACCOUNT                                                22
THE FUNDS                                                           22
GENERAL ACCOUNT OPTION                                              42
CONTRACT CHARGES                                                    42
 Contingent Deferred Sales Charge                                   42
 Annual Maintenance Fee                                             43
 Is there ever a time when the Contingent Deferred Sales Charge
  or Annual Maintenance Fee do not apply?                           44
 Mortality and Expense Risk and Administrative Charge               44
 Loan Fees                                                          45
 Premium Taxes                                                      45
 Transfer Fee                                                       46
 Experience Rating under the Contracts                              46
 Negotiated Charges and Fees                                        46
 Charges of the Funds                                               46
 Plan Related Expenses                                              46
THE CONTRACTS                                                       46
 The Contracts Offered                                              46
 Assignments                                                        46
 Pricing and Crediting of Contributions                             47
 May I cancel my certificate?                                       47
 What is a Surrender Charge Offset?                                 47
 May I make changes in the amounts of my Contribution?              47
 Can you transfer from one Sub-Account to another?                  47
 What is a Sub-Account Transfer?                                    47
 What Happens When you Request a Sub-Account Transfer?              48
 What Restrictions Are There on your Ability to Make a
  Sub-Account Transfer?                                             48
 Fund Trading Policies                                              49
 How are you affected by frequent Sub-Account Transfers?            50
 General Account Option Transfers                                   50
 Telephone and Internet Transfers                                   50
 Dollar Cost Averaging                                              51
 May I request a loan from my Participant Account?                  51
 How do I know what my Participant Account is worth?                52
 How are the underlying Fund shares valued?                         52
DEATH BENEFITS                                                      53
 Determination of the Beneficiary                                   53
 Death before the Annuity Commencement Date                         53
 Calculation of the death benefit                                   53
 Death on or after the Annuity Commencement Date                    53
SETTLEMENT PROVISIONS                                               54
 Can payment of the Surrender value ever be postponed beyond the
  seven-day period?                                                 54
 May I Surrender once Annuity Payouts have started?                 54
 How do I elect an Annuity Commencement Date and Annuity Payout
  Option?                                                           55
 What is the minimum amount that I may select for an Annuity
  Payout?                                                           55
 How are Contributions made to establish an Annuity Account?        55
 Can a Contract be suspended by a Contract Owner?                   55
 Annuity Payout Options                                             55
 Systematic Withdrawal Option                                       56
 How are Variable Annuity Payouts determined?                       57
FEDERAL TAX CONSIDERATIONS                                          58
 A. General                                                         58
 B. Taxation of Hartford and the Separate Account                   58
 C. Diversification of the Separate Account                         59
 D. Tax Ownership of the Assets in the Separate Account             59
 E. Non-Natural Persons as Owners                                   60
 F. Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                      60
 G. Generation Skipping Transfer Tax                                60
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                60
MORE INFORMATION                                                    69
 Can a Contract be modified?                                        69
 Can Hartford waive any rights under a Contract?                    69
 How Contracts Are Sold                                             69
 Who is the custodian of the Separate Account's assets?             71
 Are there any material legal proceedings affecting the Separate
  Account?                                                          71
 How may I get additional information?                              71
APPENDIX I -- ACCUMULATION UNIT VALUES                              72
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION          221

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")



    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (3)(4)*                                                                        $50
ANNUAL MAINTENANCE FEE (5)                                                                             $30



MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)


  BEFORE ANNUITY COMMENCEMENT DATE:


RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

  AFTER ANNUITY COMMENCEMENT DATE:


                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                         1.25%


------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").



(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.



* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.40%              11.85%  *
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



    The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the Russell LifePoints(R) Strategy Funds, the AllianceBernstein Retirement Strategy Funds, the JPMorgan Smart Retirement Funds, the Franklin Templeton Asset Allocation Funds and the LifePath(R) Retirement Portfolios are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.



* This maximum rate does not reflect the contractual fee waiver received from the fund company.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.


    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



    EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,846
3 years                                                                   $4,008
5 years                                                                   $5,849
10 years                                                                  $9,481



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,343
3 years                                                                   $3,747
5 years                                                                   $5,757
10 years                                                                  $9,451



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,373
3 years                                                                   $3,777
5 years                                                                   $5,787
10 years                                                                  $9,481

    EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,826
3 years                                                                   $3,961
5 years                                                                   $5,786
10 years                                                                  $9,418



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,322
3 years                                                                   $3,698
5 years                                                                   $5,693
10 years                                                                  $9,388



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,352
3 years                                                                   $3,728
5 years                                                                   $5,723
10 years                                                                  $9,418



    EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,805
3 years                                                                   $3,913
5 years                                                                   $5,723
10 years                                                                  $9,354



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,302
3 years                                                                   $3,649
5 years                                                                   $5,629
10 years                                                                  $9,324



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,332
3 years                                                                   $3,679
5 years                                                                   $5,659
10 years                                                                  $9,354

    EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,795
3 years                                                                   $3,889
5 years                                                                   $5,691
10 years                                                                  $9,321



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,292
3 years                                                                   $3,625
5 years                                                                   $5,597
10 years                                                                  $9,291



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,322
3 years                                                                   $3,655
5 years                                                                   $5,627
10 years                                                                  $9,321



    EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,785
3 years                                                                   $3,865
5 years                                                                   $5,659
10 years                                                                  $9,288



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,281
3 years                                                                   $3,600
5 years                                                                   $5,565
10 years                                                                  $9,258



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,311
3 years                                                                   $3,630
5 years                                                                   $5,595
10 years                                                                  $9,288

    EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,769
3 years                                                                   $3,829
5 years                                                                   $5,611
10 years                                                                  $9,238



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,266
3 years                                                                   $3,563
5 years                                                                   $5,516
10 years                                                                  $9,208



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,296
3 years                                                                   $3,593
5 years                                                                   $5,546
10 years                                                                  $9,238



    EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,754
3 years                                                                   $3,793
5 years                                                                   $5,562
10 years                                                                  $9,186



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,251
3 years                                                                   $3,526
5 years                                                                   $5,467
10 years                                                                  $9,156



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,281
3 years                                                                   $3,556
5 years                                                                   $5,497
10 years                                                                  $9,186

    EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,734
3 years                                                                   $3,744
5 years                                                                   $5,497
10 years                                                                  $9,116



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,230
3 years                                                                   $3,476
5 years                                                                   $5,401
10 years                                                                  $9,086



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,260
3 years                                                                   $3,506
5 years                                                                   $5,431
10 years                                                                  $9,116



    EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,718
3 years                                                                   $3,708
5 years                                                                   $5,448
10 years                                                                  $9,063



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,215
3 years                                                                   $3,439
5 years                                                                   $5,351
10 years                                                                  $9,033



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,245
3 years                                                                   $3,469
5 years                                                                   $5,381
10 years                                                                  $9,063


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                   ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                        SURRENDERED
--------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                MORTALITY AND EXPENSE
TOTAL VALUE OF PARTICIPANT ACCOUNTS                                   RISK AND
UNDER A CONTRACT                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    The Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 Alger Mid Cap Growth Institutional Fund -- Class  Long-term capital appreciation          Fred Alger Management, Inc.
  I
 Alger Small Cap Growth Institutional Fund --      Long-term capital appreciation          Fred Alger Management, Inc.
  Class I (a)
 AllianceBernstein 2000 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2005 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2010 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2015 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2020 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2025 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2030 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2035 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2040 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2045 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2050 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2055 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (b)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein Global Bond Fund -- Class A     To generate income consistent with      ABIS -- AllianceBernstein Investor
                                                   preservation of capital                 Services, Inc.
 AllianceBernstein High Income Fund -- Class A     Seeks to maximize total returns from    ABIS -- AllianceBernstein Investor
                                                   price appreciation and income           Services, Inc.
 AllianceBernstein International Growth Fund --    Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 AllianceBernstein International Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A (b)                                                                              Services, Inc.
 AllianceBernstein Small/Mid Cap Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 Allianz NFJ Dividend Value Fund -- Class A        Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 Allianz NFJ International Value Fund -- Class A   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Century Diversified Bond Fund -- Class   The fund seeks a high level of income   American Century Investment
  A                                                by investing in non-money market debt   Management, Inc.
                                                   securities

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Century Equity Growth Fund -- Class A    The fund seeks long-term capital        American Century Investment
  (c)                                              growth by investing in common stocks    Management, Inc.
 American Century Equity Income Fund -- Class A    The fund seeks current income. Capital  American Century Investment
                                                   appreciation is a secondary objective   Management, Inc.
 American Century Growth Fund -- Class A           The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Century Mid Cap Value Fund -- Class A    The fund seeks long-term capital        American Century Investment
                                                   growth. Income is a secondary           Management, Inc.
                                                   objective
 American Century Prime Money Market Fund --       The fund seeks to earn the highest      American Century Investment
  Class A*                                         level of current income while           Management, Inc.
                                                   preserving the value of your
                                                   investment
 American Century Small Cap Value Fund -- Class A  The fund seeks long-term capital        American Century Investment
                                                   growth. Income is a secondary           Management, Inc.
                                                   objective
 American Century Vista(SM) Fund -- Class A (c)    The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Funds AMCAP Fund(R) -- Class R3          Seeks to provide long-term growth of    Capital Research and Management
                                                   capital                                 Company
 American Funds American Mutual Fund(R) -- Class   Strives to provide for the balanced     Capital Research and Management
  R3                                               accomplishment of three objectives:     Company
                                                   current income, capital growth and
                                                   conservation of principal
 American Funds Capital Income Builder Fund(R) --  Seeks to provide above-average current  Capital Research and Management
  Class R3                                         income, a growing stream of income and  Company
                                                   secondarily, growth of capital
 American Funds Capital World Growth and Income    Seeks to provide long-term growth of    Capital Research and Management
  Fund(SM) -- Class R3                             capital with current income by          Company
                                                   investing globally in established,
                                                   growing companies all over the world,
                                                   including the United States
 American Funds EuroPacific Growth Fund(R) --      Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital by investing in companies       Company
                                                   based outside the United States
 American Funds Fundamental Investors Fund(SM) --  Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital and income primarily through    Company
                                                   investments in common stocks
 American Funds New Perspective Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments all over    Company
                                                   the world, including the United States
 American Funds The Bond Fund of America(SM) Fund  Seeks to provide as high a level of     Capital Research and Management
  -- Class R3 (c)                                  current income as is consistent with    Company
                                                   the preservation of capital
 American Funds The Growth Fund of America(R)      Seeks to provide growth of capital      Capital Research and Management
  Fund -- Class R3                                                                         Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds The Income Fund of America(R)      Seeks to provide current income and,    Capital Research and Management
  Fund -- Class R3                                 secondarily, growth of capital through  Company
                                                   a flexible mix of equity and debt
                                                   instruments
 American Funds The Investment Company of          Seeks to provide long-term growth of    Capital Research and Management
  America(R) Fund -- Class R3                      capital and income, placing greater     Company
                                                   emphasis on future dividends than on
                                                   current income
 American Funds The New Economy Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments in          Company
                                                   services and information industries in
                                                   the U.S. and around the world
 American Funds Washington Mutual Investors        Seeks to provide current income and     Capital Research and Management
  Fund(SM) -- Class R3                             the opportunity for growth of           Company
                                                   principal consistent with sound
                                                   common-stock investing
 Ave Maria Growth Fund                             Long-term capital appreciation          Schwartz Investment Counsel, Inc. JLB
                                                                                           & Associates, Inc.
 Ave Maria Opportunity Fund                        Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund                    Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund, Inc. --      Seeks long-term growth of capital       BlackRock Advisors, LLC
  Investor A (1)                                                                           Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Equity Dividend Fund -- Investor A      Seeks long-term total return and        BlackRock Advisors, LLC
                                                   current income                          Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Global Allocation Fund, Inc. --         Seeks to provide high total investment  BlackRock Advisors, LLC
  Investor A                                       return                                  Sub-advised by BlackRock Investment
                                                                                           Management, LLC and BlackRock Asset
                                                                                           Management U.K. Limited
 BlackRock International Opportunity Fund --       Seeks long-term capital appreciation    BlackRock Advisors, LLC
  Class A                                                                                  Sub-advised by BlackRock Financial
                                                                                           Management, Inc.
 BlackRock Mid Cap Value Opportunities Fund --     Capital appreciation and, secondarily,  BlackRock Advisors, LLC
  Investor A                                       income, by investing in securities      Sub-advised by BlackRock Investment
                                                   that fund management believes are       Management, LLC
                                                   undervalued
 BlackRock Mid-Cap Value Equity Portfolio --       Seeks long-term capital appreciation    BlackRock Advisors, LLC
  Investor A
 BlackRock Small Cap Growth Fund II -- Investor A  Seeks long-term growth of capital       BlackRock Advisors, LLC
                                                                                           Sub-advised by BlackRock Capital
                                                                                           Management, Inc.
 Calvert Bond Portfolio -- Class A (2)             Seeks to provide as high a level of     Calvert Investment Management Inc.
                                                   current income as is consistent with
                                                   prudent investment risk and
                                                   preservation of capital through
                                                   investment in bonds and other straight
                                                   debt securities meeting the Fund's
                                                   investment criteria, including
                                                   financial, sustainability and social
                                                   responsibility factors
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Calvert Equity Portfolio -- Class A (3)           Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors
 Calvert Income Fund -- Class A (b)                Seeks to maximize income, to the        Calvert Investment Management Inc.
                                                   extent consistent with preservation of
                                                   capital, through investment in bonds
                                                   and income-producing securities
 ColumbiaSM Acorn(R) Fund -- Class A               Seeks long-term capital appreciation    Columbia Wanger Asset Management, L.
                                                                                           P.
 Columbia Contrarian Core Fund -- Class A          Total return comprised of long-term     Columbia Management Investment
                                                   capital appreciation and current        Advisers, LLC
                                                   income
 Columbia Diversified Equity Income Fund -- Class  High level of current income, as a      Columbia Management Investment
  R3 (4)(d)                                        secondary objective, steady growth of   Advisers, LLC
                                                   capital
 Columbia Marsico 21st Century Fund -- Class A     Seeks long-term growth of capital       Columbia Management Investment
                                                                                           Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Marsico Growth Fund -- Class A           Seeks long-term growth of capital       Columbia Management Investment
                                                                                           Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Mid Cap Value Fund -- Class A            Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Columbia Mid Cap Value Opportunity Fund -- Class  Seeks long-term growth of capital       Columbia Management Investment
  R3 (5)(d)                                                                                Advisers, LLC
 Columbia Seligman Communications and Information  Seeks to provide shareholders with      Columbia Management Investment
  Fund -- Class A (6)                              capital gain                            Advisers, LLC
 Columbia Seligman Global Technology Fund --       Seeks long-term capital appreciation    Columbia Management Investment
  Class A (7)(c)                                                                           Advisers, LLC
 Columbia Small Cap Core Fund -- Class A           Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Columbia Small Cap Value Fund I -- Class A (e)    Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Davis New York Venture Fund -- Class A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Domini Social Equity Fund(R) -- Investor Class    Seeks long-term total return            Domini Social Investments, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Dreyfus Bond Market Index Fund -- Class INV       Seeks to match Barclay's Capital        The Dreyfus Corporation
                                                   Aggregate Index
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Midcap Index Fund                         Seeks to match S&P MidCap 400 Index     The Dreyfus Corporation
 Dreyfus S&P 500 Index Fund                        Seeks to match the S&P 500 Stock Index  The Dreyfus Corporation
 Dreyfus Smallcap Stock Index Fund                 Seeks to match the S&P Small Cap 600    The Dreyfus Corporation
                                                   Index
 DWS Capital Growth Fund -- Class A                Seeks long-term growth of capital       Deutsche Investment Management
                                                                                           Americas Inc.
 DWS Enhanced Emerging Markets Fixed Income Fund   Seeks high current income and,          Deutsche Investment Management
  -- Class A (8)(c)                                secondarily, long-term capital          Americas Inc.
                                                   appreciation
 DWS Global Thematic Fund -- Class A               Long-term growth of capital             Deutsche Investment Management
                                                                                           Americas Inc.
                                                                                           Sub-advised by Global Thematic
                                                                                           Partners, LLC
 Eaton Vance Balanced Fund -- Class A              Current income and long-term growth of  Boston Management & Research capital
 Eaton Vance Dividend Builder Fund -- Class A (f)  Seeks total return                      Boston Management & Research
 Eaton Vance Income Fund of Boston -- Class A      Provide as much current income as       Boston Management & Research
                                                   possible
 Eaton Vance Large-Cap Value Fund -- Class A       Seeks total return                      Boston Management & Research
 Eaton Vance Worldwide Health Sciences Fund --     Seeks long-term capital growth by       OrbiMed Advisors LLC
  Class A                                          investing in a worldwide and
                                                   diversified portfolio of health
                                                   sciences companies
 Federated Capital Appreciation Fund -- Class A    Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
 Federated Kaufmann Fund -- Class R (9)            Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
                                                                                           Sub-advised by Federated Global
                                                                                           Investment Management Corp
 Fidelity(R) Advisor Leveraged Company Stock Fund  Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T
 Franklin Growth Fund -- Class A                   Seeks capital appreciation              Franklin Investment Advisory Services,
                                                                                           LLC
                                                                                           Franklin Investment Advisory Services,
                                                                                           LLC
 Franklin High Income Fund -- Class A              High level of current income with a     Franklin Advisers, Inc.
                                                   secondary focus on capital
                                                   appreciation
 Franklin Income Fund -- Class A                   Seeks to maximize income while          Franklin Advisers, Inc.
                                                   maintaining prospects for capital
                                                   appreciation
 Franklin Small Cap Value Fund -- Class A          Seeks long-term total return            Franklin Advisory Services, LLC
 Franklin Strategic Income Fund -- Class A         Seeks a high level of current income.   Franklin Advisers, Inc.
                                                   Its secondary goal is capital
                                                   appreciation over the long term


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Conservative Allocation Fund   Highest level of long-term total        Franklin Advisers, Inc.
  -- Class A                                       return, consistent with a lower level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   shorter investment horizon
 Franklin Templeton Growth Allocation Fund --      Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a higher level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   longer investment horizon
 Franklin Templeton Moderate Allocation Fund --    Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a moderate
                                                   level of risk. This Fund may be most
                                                   appropriate for investors with an
                                                   intermediate investment horizon
 Franklin Total Return Fund -- Class A             High current income, consistent with    Franklin Advisers, Inc.
                                                   preservation of capital with a
                                                   secondary goal of capital appreciation
 Frost Core Growth Equity Fund -- Class A          Seeks to achieve long-term capital      Frost Investment Advisors, LLC
                                                   appreciation. The Fund may change its
                                                   investment objective without
                                                   shareholder approval
 Frost Dividend Value Equity Fund -- Class A       Seeks long-term capital appreciation    Frost Investment Advisors, LLC
                                                   and current income. The Fund may
                                                   change its investment objective
                                                   without shareholder approval
 Goldman Sachs Absolute Return Tracker -- Class A  Seeks to achieve investment results     Goldman Sachs Asset Management, L.P.
                                                   that approximate the performance of
                                                   the Goldman Sachs Absolute Return
                                                   Tracker Index (the "GS-ART Index")
 Goldman Sachs Government Income Fund -- Class A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 Goldman Sachs Growth Opportunities Fund -- Class  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 Goldman Sachs High Yield Fund -- Class A          A high level of current income and may  Goldman Sachs Asset Management, L.P.
                                                   also consider the potential for
                                                   capital appreciation
 Goldman Sachs Large Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Mid Cap Value Fund -- Class A       Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Satellite Strategies -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Small Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Small/Mid Cap Growth Fund -- Class  Seeks long-term growth of capital       Goldman Sachs Asset Management, L.P.
  A (c)
 Invesco Developing Markets Fund -- Class A        Long-term growth of capital, and,       Invesco Advisers, Inc.
                                                   secondarily, income
 Invesco International Growth Fund -- Class A      Long-term capital growth                Invesco Advisers, Inc.


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Large Cap Growth Fund -- Class A**        Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Real Estate Fund -- Class A (g)           Total return through growth of capital  Invesco Advisers, Inc.
                                                   and current income
 Invesco Small Cap Equity Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Small Cap Growth Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Van Kampen American Franchise Fund --     Long-term capital appreciation          Invesco Advisers, Inc.
  Class A (h)
 Invesco Van Kampen American Value Fund -- Class   To seek to provide a high total return  Invesco Advisers, Inc.
  A                                                by investing in equity securities of
                                                   small -- to mid sized -- corporations
 Invesco Van Kampen Comstock Fund -- Class A       To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Invesco Van Kampen Growth and Income Fund --      To seek income and long-term growth of  Invesco Advisers, Inc.
  Class A                                          capital
 Invesco Van Kampen International Growth Fund --   Capital appreciation, with a secondary  Invesco Advisers, Inc.
  Class A**                                        objective of income
 Invesco Van Kampen Mid Cap Growth Fund -- Class   To seek capital growth                  Invesco Advisers, Inc.
  A
 Invesco Van Kampen Small Cap Growth Fund --       To seek capital appreciation            Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen Small Cap Value Fund -- Class  To seek capital appreciation            Invesco Advisers, Inc.
  A
 Ivy Asset Strategy Fund -- Class Y                High total return over the long-term    Ivy Investment Management Company
 Ivy Global Natural Resources Fund -- Class Y      To provide long-term growth             Ivy Investment Management Company
                                                                                           Sub-advised by Mackenzie Financial
                                                                                           Corporation
 Ivy Large Cap Growth Fund -- Class Y              To provide appreciation of your         Ivy Investment Management Company
                                                   investment
 Ivy Science & Technology Fund -- Class Y          To provide long-term capital growth     Ivy Investment Management Company
 Janus Balanced Fund -- Class S                    Seeks long-term capital growth,         Janus Capital Management LLC
                                                   consistent with preservation of
                                                   capital and balanced by current income
 Janus Enterprise Fund -- Class S                  Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Forty Fund -- Class S                       Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Overseas Fund -- Class S                    Seeks long-term growth of capital       Janus Capital Management LLC


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Core Bond Fund -- Class A                Seeks to maximize total return by       JPMorgan Investment Management Inc.
                                                   investing primarily in a diversified
                                                   portfolio of intermediate- and
                                                   long-term debt securities
 JPMorgan Prime Money Market Fund -- Reserve       Aims to provide the highest possible    JPMorgan Investment Management Inc.
  Shares*                                          level of current income while still
                                                   maintaining liquidity and preserving
                                                   capital
 JPMorgan Small Cap Equity Fund -- Class A (i)     Seeks capital growth over the long      JPMorgan Investment Management Inc.
                                                   term
 JPMorgan Small Cap Growth Fund -- Class A         Seeks long-term capital growth          JPMorgan Investment Management Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization and emerging
                                                   growth companies
 JPMorgan Small Cap Value Fund -- Class A          Seeks long-term capital growth          JPMorgan Investment Management Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization companies
 JPMorgan SmartRetirement 2010 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2015 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2020 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2025 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2030 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2035 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement 2040 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2045 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement 2050 Fund(SM) -- Class   Seeks total return with a shift to      JPMorgan Investment Management Inc.
  A                                                current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement Income(R) Fund -- Class  Seeks current income and some capital   JPMorgan Investment Management Inc.
  A                                                appreciation
 JPMorgan U.S. Equity Fund -- Class A              Seeks to provide high total return      JPMorgan Investment Management Inc.
                                                   from a portfolio of selected equity
                                                   securities
 JPMorgan U.S. Real Estate Fund -- Class A         Seeks a high level of current income    JPMorgan Investment Management Inc.
                                                   and long-term capital appreciation
                                                   primarily through investments in real
                                                   estate securities
 Legg Mason ClearBridge Appreciation Fund --       Long-term capital appreciation          ClearBridge Advisors
  Class A
 Legg Mason ClearBridge Mid Cap Core Fund --       Seeks long-term capital growth          ClearBridge Advisors
  Class A
 Legg Mason ClearBridge Small Cap Growth Fund --   Seeks long-term growth of capital       ClearBridge Advisors
  Class FI
 LifePath 2020 Portfolio(R) -- Investor A          LifePath 2020 Portfolio is designed     BlackRock Advisors, Inc.
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2020
 LifePath 2030 Portfolio(R) -- Investor A          LifePath 2030 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2030
 LifePath 2040 Portfolio(R) -- Investor A          LifePath 2040 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2040
 LifePath(R) 2050 Portfolio -- Investor A          LifePath 2050 Portfolio is designed     BlackRock Fund Advisers
                                                   for investors expecting to retire or
                                                   to begin withdrawing assets around the
                                                   year 2050
 LifePath(R) Retirement Portfolio -- Investor A    LifePath Retirement Portfolio is        BlackRock Fund Advisers
                                                   designed for investors seeking current
                                                   income and moderate long-term growth
                                                   of capital
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LKCM Aquinas Growth Fund                          Equity Growth                           Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Equity growth                           Luther King Capital Management
                                                                                           Corporation
 Loomis Sayles Bond Fund -- Class ADM              High total investment return through a  Loomis, Sayles & Company, L.P.
                                                   combination of current income and
                                                   capital appreciation
 Lord Abbett Affiliated Fund, Inc. -- Class A      Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Classic Stock Fund -- Class A         Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk
 Lord Abbett Developing Growth Fund, Inc. --       Long-term growth of capital through a   Lord, Abbett & Co. LLC
  Class A                                          diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 Lord Abbett Fundamental Equity Fund -- Class A    Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Growth Opportunities Fund -- Class A  Seeks capital appreciation              Lord, Abbett & Co. LLC
 Lord Abbett International Core Equity Fund --     Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
  Class A
 Lord Abbett Small-Cap Blend Fund -- Class A (b)   Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Lord Abbett Total Return Fund -- Class A          Income and capital appreciation to      Lord, Abbett & Co. LLC
                                                   produce a high total return
 Lord Abbett Value Opportunities Fund -- Class A   Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
 Massachusetts Investors Trust -- Class R3         Seeks capital appreciation              MFS Investment Management
 MFS(R) Core Growth Fund -- Class R3               Seeks capital appreciation              MFS Investment Management
 MFS(R) Emerging Markets Debt Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management high current income, but also
                                                   considering capital appreciation
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) International Growth Fund -- Class R3      Seeks capital appreciation              MFS Investment Management
 MFS(R) International Value Fund -- Class R3       Seeks capital appreciation              MFS Investment Management
 MFS(R) New Discovery Fund -- Class R3             Seeks capital appreciation              MFS Investment Management
 MFS(R) Research Bond Fund -- Class R3             Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Fund -- Class R3    Seeks capital appreciation              MFS Investment Management
 MFS(R) Technology Fund -- Class R3 (c)            Seeks capital appreciation              MFS Investment Management
 MFS(R) Total Return Fund -- Class R3              Seeks total return                      MFS Investment Management
 MFS(R) Utilities Fund -- Class R3                 Seeks total return                      MFS Investment Management
 MFS(R) Value Fund -- Class R3                     Seeks capital appreciation              MFS Investment Management
 Munder Mid-Cap Core Growth Fund -- Class A        Provide long-term capital appreciation  Munder Capital Management
 Mutual Beacon Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Mutual Global Discovery Fund -- Class A           Seeks capital appreciation              Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
 Nuveen Equity Index Fund -- Class A (10)          To provide investment results that      Nuveen Fund Advisors
                                                   correspond to the performance of the    Sub-advised by Nuveen Asset
                                                   Standard & Poor's 500 Index (S&P 500    Management, LLC
                                                   Index)
 Nuveen Mid Cap Growth Opportunities Fund --       Capital appreciation                    Nuveen Fund Advisors
  Class A (11)                                                                             Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Mid Cap Index Fund -- Class A (12)         To provide investment results that      Nuveen Fund Advisors
                                                   correspond to the performance of the    Sub-advised by Nuveen Asset
                                                   Standard & Poor's MidCap 400 Index      Management, LLC
                                                   (S&P 400 Index)
 Nuveen Small Cap Index Fund -- Class A            Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Small Cap Select Fund -- Class A (13)      Capital appreciation                    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Tradewinds International Value -- Class A  Seeks long-term capital appreciation    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Oppenheimer Developing Markets Fund -- Class A    Aggressively seeks long-term capital    OppenheimerFunds, Inc.
                                                   appreciation
 Oppenheimer Global Fund -- Class A                Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income Fund --       High current income by investing        OppenheimerFunds, Inc.
  Class A (14)                                     mainly in debt securities
 Oppenheimer Gold & Special Minerals Fund --       Seeks capital appreciation              OppenheimerFunds, Inc.
  Class A
 Oppenheimer International Bond Fund -- Class A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer International Growth Fund -- Class A  Seeks long-term capital appreciation    OppenheimerFunds, Inc.
 Oppenheimer Main Street Select Fund(TM) -- Class  Seeks long-term capital appreciation    OppenheimerFunds, Inc.
  A (15)
 Oppenheimer Main Street Small- & Mid- Cap         Seeks capital appreciation              OppenheimerFunds, Inc.
  Fund(TM) -- Class A (16)
 Oppenheimer Real Estate Fund -- Class A           Total return through investment in      OppenheimerFunds, Inc.
                                                   real estate securities                  Sub-advised by Cornerstone Real Estate
                                                                                           Advisors, LLC
 Oppenheimer Small- & Mid-Cap Value Fund -- Class  Seeks capital appreciation              OppenheimerFunds, Inc.
  A
 Perkins Mid Cap Value Fund -- Class S             Seeks capital appreciation              Janus Capital Management LLC
                                                                                           Sub-advised by Perkins Investment
                                                                                           Management LLC
 PIMCO Real Return Fund -- Class A                 Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
 PIMCO Total Return Fund -- Class A                Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 Pioneer Cullen Value Fund -- Class A              Capital appreciation. Current income    Pioneer Investment Management, Inc.
                                                   is a secondary objective                Sub-advised by Cullen Capital
                                                                                           Management, LLC.
 Pioneer Emerging Markets Fund -- Class A (c)      Long-term growth of capital             Pioneer Investment Management, Inc.
 Pioneer Equity Income Fund -- Class A (c)         Seeks current income and long-term      Pioneer Investment Management, Inc.
                                                   growth of capital from a portfolio
                                                   consisting primarily of income
                                                   producing equity securities of U.S.
                                                   corporations
 Pioneer Fund -- Class A                           Reasonable income and capital growth    Pioneer Investment Management, Inc.
 Pioneer Mid Cap Value Fund -- Class A (b)         Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of equity
                                                   securities consisting primarily of
                                                   common stocks
 Pioneer Oak Ridge Small Cap Growth Fund -- Class  Capital appreciation                    Pioneer Investment Management, Inc.
  A                                                                                        Sub-advised by Oak Ridge Investments,
                                                                                           LLC
 Pioneer Strategic Income Fund -- Class A          High level of current income            Pioneer Investment Management, Inc.
 Prudential Jennison 20/20 Focus Fund -- Class A   Long-term growth of capital             Prudential Investments LLC
                                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth Fund, Inc. --  Long-term capital appreciation          Prudential Investments LLC
  Class A                                                                                  Jennison Associates LLC
 Putnam Equity Income Fund -- Class A              Capital growth and current income       Putnam Investment Management, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield Advantage Fund -- Class A       High current income. Capital growth is  Putnam Investment Management, LLC
                                                   a secondary goal when consistent with   Sub-advised by Putnam Investments
                                                   achieving high current income           Limited
 Putnam International Capital Opportunities Fund   Seeks long-term capital appreciation    Putnam Investment Management, LLC
  -- Class A                                                                               Sub-advised by Putnam Investments
                                                                                           Limited
 RidgeWorth Large Cap Value Equity Fund -- Class   Capital appreciation is the Fund's      RidgeWorth Investments
  A                                                primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 RidgeWorth Mid-Cap Value Equity Fund -- Class A   Capital appreciation is the Fund's      RidgeWorth Investments
                                                   primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 RidgeWorth Small Cap Value Equity Fund -- Class   Capital appreciation is the Fund's      RidgeWorth Investments
  A                                                primary goal. As a secondary goal, the  Sub-advised by Ceredex Value Advisors
                                                   Fund also seeks current income          LLC
 RidgeWorth Total Return Bond Fund -- Class A      Seeks total return (comprised of        RidgeWorth Investments
                                                   capital appreciation and income) that   Sub-advised by Seix Investment
                                                   consistently exceeds the total return   Advisors LLC
                                                   of the broad U.S. investment grade
                                                   bond market
 Royce Total Return Fund -- Class K                Long-term growth of capital and         Royce & Associates, LLC
                                                   current income
 Royce Value Fund -- Class K                       Long-term growth of capital             Royce & Associates, LLC
 Russell LifePoints(R) Balanced Strategy Fund --   Seeks to provide above average capital  Russell Investment Management Company
  Class R2 (c)                                     appreciation and a moderate level of    (RIMCo)
                                                   current income
 Russell LifePoints(R) Conservative Strategy Fund  Seeks to provide high current income    Russell Investment Management Company
  -- Class R2 (c)                                  and low long term capital appreciation  (RIMCo)
 Russell LifePoints(R) Equity Growth Strategy      Seeks to provide high long term         Russell Investment Management Company
  Fund -- Class R2 (c)                             capital appreciation                    (RIMCo)
 Russell LifePoints(R) Growth Strategy Fund --     Seeks to provide high long term         Russell Investment Management Company
  Class R2 (c)                                     capital appreciation with low current   (RIMCo)
                                                   income
 Russell LifePoints(R) Moderate Strategy Fund --   Seeks to provide high current income    Russell Investment Management Company
  Class R2 (c)                                     and moderate long term capital          (RIMCo)
                                                   appreciation
 T. Rowe Price Equity Income Fund -- Class R       Provide substantial dividend income as  T. Rowe Price Associates, Inc.
                                                   well as long-term growth of capital
 T. Rowe Price Growth Stock Fund -- Class R        Long-term capital growth, and,          T. Rowe Price Associates, Inc.
                                                   secondarily, increasing dividend
                                                   income
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Opportunities Trust -- Class A   Seeks long-term growth of capital       Templeton Global Advisors Limited
                                                                                           Sub-advised by Templeton Asset
                                                                                           Management Ltd. and Franklin Templeton
                                                                                           Investments (Asia) Limited
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4                                               and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Balanced Income Fund -- Class R4     Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R4                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation II Fund --      Seeks growth of capital                 Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Checks and Balances Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4                                               and income                              Services, LLC
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R4                                         capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Dividend and Growth Fund -- Class    Seeks a high level of current income    Hartford Investment Financial
  R4                                               consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Equity Income Fund -- Class R4       Seeks a high level of current income    Hartford Investment Financial
                                                   consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Fundamental Growth Fund -- Class R4  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC.
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund -- Class R4    Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global Health Fund -- Class R4       Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Growth Allocation Fund -- Class R4   Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Growth Opportunities Fund -- Class   Seeks capital appreciation              Hartford Investment Financial
  R4                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Inflation Plus Fund -- Class R4      Seeks a total return that exceeds the   Hartford Investment Financial
                                                   rate of inflation over an economic      Services, LLC
                                                   cycle                                   Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford International Opportunities Fund --  Seeks long-term growth of capital       Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Small Company Fund --  Seeks capital appreciation              Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Midcap Fund -- Class R4              Seeks long-term growth of capital       Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund -- Class R4        Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Money Market Fund -- Class R4* (c)   Seeks maximum current income            Hartford Investment Financial
                                                   consistent with liquidity and           Services, LLC
                                                   preservation of capital                 Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Small Company Fund -- Class R4       Seeks growth of capital                 Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2015 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC.
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2025 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2030 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2035 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2040 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2045 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2050 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Total Return Bond Fund -- Class R4   Seeks a competitive total return, with  Hartford Investment Financial
                                                   income as a secondary objective         Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Value Fund -- Class R4               Seeks long-term total return            Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Thornburg Core Growth Fund -- Class R4 (b)        Long-term growth of capital             Thornburg Investment Management, Inc.
 Thornburg International Value Fund -- Class R4    Seeks long-term capital appreciation    Thornburg Investment Management, Inc.
 Thornburg Value Fund -- Class R4                  Seeks long-term capital appreciation    Thornburg Investment Management, Inc.
 Timothy Plan Large/Mid-Cap Value Fund -- Class A  Long term capital growth with           Westwood Mngmt. Corp
                                                   secondary objective of current income
 UBS Dynamic Alpha Fund -- Class A (c)             Seeks to maximize total return,         UBS Global Asset Management
                                                   consisting of capital appreciation and
                                                   current income
 UBS Global Allocation Fund -- Class A (c)         Seeks to maximize total return,         UBS Global Asset Management
                                                   consisting of capital appreciation and
                                                   current income
 Victory Diversified Stock Fund -- Class A         Provide long-term growth of capital     Victory Capital Management, Inc.
 Victory Established Value Fund -- Class A         Seeks long term capital growth by       Victory Capital Management, Inc.
                                                   investing primarily in common stocks
 Victory Small Company Opportunity Fund -- Class   Provide capital appreciation            Victory Capital Management, Inc.
  A
 Victory Special Value Fund -- Class A             Long-term growth of capital and         Victory Capital Management, Inc.
                                                   dividend income

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage Asset Allocation Fund --    Seeks total return consisting of        Wells Fargo Funds Management, LLC
  Class A                                          capital appreciation and current        Sub-advised by Grantham, Mayo, Van
                                                   income                                  Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets Equity     Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC
  Fund -- Class A                                                                          Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage International Equity Fund   Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC
  -- Class A                                                                               Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage Utility and                 Seeks total return, consisting of       Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A               current income and capital              Sub-advised by Wells Capital
                                                   appreciation                            Management, Inc.
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation Institutional Fund --  Long-term capital appreciation          Fred Alger Management, Inc.
  Class I
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Index HLS Fund -- Class IB               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
** Pursuant to a Plan of Reorganization and upon shareholder approval, the following underlying Funds will be merged into the following surviving Funds effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the underlying Funds are hereby deleted.




               UNDERLYING FUND                                         SURVIVING FUND
-------------------------------------------------------------------------------------------------------------
Invesco Large Cap Growth Fund -- Class A       Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen International Growth Fund   Invesco International Growth Fund -- Class A
-- Class A



(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 1/19/2010.



(b) Closed to Contracts issued on or after 8/1/2011.



(c)  Closed to Contracts issued on or after 5/3/2010.



(d) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 12/31/2010.



(e) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 6/30/2010.



(f)  Closed to Contracts issued on or after 6/13/2008.



(g) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.



(h) Closed to Contracts issued on or after 5/2/2011.



(i)  Closed to Contracts issued on or after 10/9/2009.



NOTES



(1)  Formerly BlackRock Fundamental Growth Fund, Inc. -- Investor A



(2)  Formerly Calvert Social Investment Fund Bond Portfolio -- Class A



(3)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A



(4)  Formerly RiverSource(R) Diversified Equity Income Fund -- Class R3

(5)  Formerly RiverSource(R) Mid Cap Value Fund -- Class R3



(6)  Formerly Seligman Communications and Information Fund -- Class A



(7)  Formerly Seligman Global Technology Fund -- Class A



(8)  Formerly DWS Emerging Markets Fixed Income Fund -- Class A



(9)  Formerly Federated Kaufmann Fund -- Class K



(10) Formerly First American Equity Index Fund -- Class A



(11) Formerly First American Mid Cap Growth Opportunities Fund -- Class A



(12) Formerly First American Mid Cap Index Fund -- Class A



(13) Formerly First American Small Cap Select Fund -- Class A



(14) Formerly Oppenheimer Strategic Income Fund -- Class A



(15) Formerly Oppenheimer Main Street Opportunity Fund(R) -- Class A



(16) Formerly Oppenheimer Main Street Small Cap Fund(R) -- Class A


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.87% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.90% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                   ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                        SURRENDERED
--------------------------------------------------------------------------------------
During the First Year                                                      5%
During the Second Year                                                     4%
During the Third Year                                                      3%
During the Fourth Year                                                     2%
During the Fifth Year                                                      1%
During the Sixth Year and thereafter                                       0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a Plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.


AVERAGE PARTICIPANT ACCOUNT VALUE                                   AMOUNT OF THE
UNDER YOUR CONTRACT                                             ANNUAL MAINTENANCE FEE
----------------------------------------------------------------------------------------
$0 to $19,999.99                                                          $20
$20,000.00 to $39,999.99                                                  $10
$40,000.00 and over                                                        $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT            ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another

Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly, or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly, or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

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

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of

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company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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
E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from

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each other and from those for Non-Qualified Contracts. In addition, individual
Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In

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addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA

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under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement

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benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract,"

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based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

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    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

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    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

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    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and
408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth
IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


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    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

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    For the fiscal year ended December 31, 2010, Additional Payments for the
Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (For an Accumulation Unit outstanding throughout the period)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.617               --
Accumulation unit value at end of period     $10.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                 163               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.695               --
Accumulation unit value at end of period     $10.964               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.869               --
Accumulation unit value at end of period     $12.273               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.342               --
Accumulation unit value at end of period     $15.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.430               --
Accumulation unit value at end of period     $10.622               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.247               --
Accumulation unit value at end of period     $14.906               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.357               --
Accumulation unit value at end of period     $10.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.060           $9.588
Accumulation unit value at end of period     $14.637          $13.060
Number of accumulation units outstanding
 at end of period (in thousands)                  19               18
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.930               --
Accumulation unit value at end of period     $14.200               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.179               --
Accumulation unit value at end of period      $8.536               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.225               --
Accumulation unit value at end of period      $8.577               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.933               --
Accumulation unit value at end of period     $11.775               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.178               --
Accumulation unit value at end of period      $8.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.862               --
Accumulation unit value at end of period     $11.668               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.122               --
Accumulation unit value at end of period      $8.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.723           $7.281
Accumulation unit value at end of period     $11.457           $9.723
Number of accumulation units outstanding
 at end of period (in thousands)                  17               21
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.160               --
Accumulation unit value at end of period     $27.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.202               --
Accumulation unit value at end of period     $10.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.169               --
Accumulation unit value at end of period     $10.212               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.137               --
Accumulation unit value at end of period     $10.156               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.995           $6.088
Accumulation unit value at end of period      $9.969           $7.995
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.094               --
Accumulation unit value at end of period     $10.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.933               --
Accumulation unit value at end of period      $9.862               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.009           $6.119
Accumulation unit value at end of period      $9.936           $8.009
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.760               --
Accumulation unit value at end of period     $10.460               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.971               --
Accumulation unit value at end of period     $15.313               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.954               --
Accumulation unit value at end of period     $15.271               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.936               --
Accumulation unit value at end of period     $15.230               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.925               --
Accumulation unit value at end of period     $15.202               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.914               --
Accumulation unit value at end of period     $15.174               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.891               --
Accumulation unit value at end of period     $15.119               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.868          $11.566
Accumulation unit value at end of period     $15.064          $13.868
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.340               --
Accumulation unit value at end of period     $10.080               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.779               --
Accumulation unit value at end of period     $16.360               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.761               --
Accumulation unit value at end of period     $16.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.743               --
Accumulation unit value at end of period     $16.270               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.731               --
Accumulation unit value at end of period     $16.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.719               --
Accumulation unit value at end of period     $16.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.695               --
Accumulation unit value at end of period     $16.152               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.670          $11.904
Accumulation unit value at end of period     $16.093          $14.670
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.240               --
Accumulation unit value at end of period     $10.060               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.478               --
Accumulation unit value at end of period     $17.278               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.458               --
Accumulation unit value at end of period     $17.231               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.439               --
Accumulation unit value at end of period     $17.184               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.427               --
Accumulation unit value at end of period     $17.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.414               --
Accumulation unit value at end of period     $17.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.389               --
Accumulation unit value at end of period     $17.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.363          $12.183
Accumulation unit value at end of period     $16.997          $15.363
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.250               --
Accumulation unit value at end of period     $10.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.950               --
Accumulation unit value at end of period     $17.879               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.931               --
Accumulation unit value at end of period     $17.830               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.911               --
Accumulation unit value at end of period     $17.782               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.898               --
Accumulation unit value at end of period     $17.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.885               --
Accumulation unit value at end of period     $17.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.859               --
Accumulation unit value at end of period     $17.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.833          $12.403
Accumulation unit value at end of period     $17.588          $15.833
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.070               --
Accumulation unit value at end of period      $9.990               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.415               --
Accumulation unit value at end of period     $18.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.394               --
Accumulation unit value at end of period     $18.420               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.374               --
Accumulation unit value at end of period     $18.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.361               --
Accumulation unit value at end of period     $18.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.347               --
Accumulation unit value at end of period     $18.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.320               --
Accumulation unit value at end of period     $18.236               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.294          $12.577
Accumulation unit value at end of period     $18.170          $16.294
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.140               --
Accumulation unit value at end of period     $10.090               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.824               --
Accumulation unit value at end of period     $18.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.803               --
Accumulation unit value at end of period     $18.901               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.782               --
Accumulation unit value at end of period     $18.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.768               --
Accumulation unit value at end of period     $18.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.755               --
Accumulation unit value at end of period     $18.781               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.727               --
Accumulation unit value at end of period     $18.713               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.700          $12.769
Accumulation unit value at end of period     $18.645          $16.700
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.060               --
Accumulation unit value at end of period     $10.020               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.887               --
Accumulation unit value at end of period     $18.982               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.867               --
Accumulation unit value at end of period     $18.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.846               --
Accumulation unit value at end of period     $18.878               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.832               --
Accumulation unit value at end of period     $18.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.818               --
Accumulation unit value at end of period     $18.809               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.790               --
Accumulation unit value at end of period     $18.741               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.763          $12.829
Accumulation unit value at end of period     $18.673          $16.763
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.903               --
Accumulation unit value at end of period     $19.048               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.855               --
Accumulation unit value at end of period     $18.927               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.834               --
Accumulation unit value at end of period     $18.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.813               --
Accumulation unit value at end of period     $18.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.799               --
Accumulation unit value at end of period     $18.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.785               --
Accumulation unit value at end of period     $18.755               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.758               --
Accumulation unit value at end of period     $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.730          $12.863
Accumulation unit value at end of period     $18.619          $16.730
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.220               --
Accumulation unit value at end of period     $10.230               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.848               --
Accumulation unit value at end of period     $18.898               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.827               --
Accumulation unit value at end of period     $18.847               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.806               --
Accumulation unit value at end of period     $18.795               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.792               --
Accumulation unit value at end of period     $18.761               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.778               --
Accumulation unit value at end of period     $18.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.751               --
Accumulation unit value at end of period     $18.658               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.723          $12.855
Accumulation unit value at end of period     $18.591          $16.723
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.050               --
Accumulation unit value at end of period     $10.030               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.845               --
Accumulation unit value at end of period     $18.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.824               --
Accumulation unit value at end of period     $18.807               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.803               --
Accumulation unit value at end of period     $18.756               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.790               --
Accumulation unit value at end of period     $18.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.776               --
Accumulation unit value at end of period     $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.748               --
Accumulation unit value at end of period     $18.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.721          $12.855
Accumulation unit value at end of period     $18.552          $16.721
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.150               --(a)
Accumulation unit value at end of period      $8.450               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.874               --(a)
Accumulation unit value at end of period     $11.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.871               --(a)
Accumulation unit value at end of period     $11.476               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.868               --(a)
Accumulation unit value at end of period     $11.461               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.866               --(a)
Accumulation unit value at end of period     $11.452               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.864               --(a)
Accumulation unit value at end of period     $11.442               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.860               --(a)
Accumulation unit value at end of period     $11.423               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.856               --(a)
Accumulation unit value at end of period     $11.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.887               --(a)
Accumulation unit value at end of period     $11.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.880               --(a)
Accumulation unit value at end of period     $11.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.877               --  (a)
Accumulation unit value at end of period     $11.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.874               --  (a)
Accumulation unit value at end of period     $11.485               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.872               --  (a)
Accumulation unit value at end of period     $11.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.870               --  (a)
Accumulation unit value at end of period     $11.465               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.866               --  (a)
Accumulation unit value at end of period     $11.446               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.862               --  (a)
Accumulation unit value at end of period     $11.426               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.080               --
Accumulation unit value at end of period     $15.370               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.468               --
Accumulation unit value at end of period      $8.364               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.381               --
Accumulation unit value at end of period      $8.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.369               --
Accumulation unit value at end of period     $11.578               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.333               --
Accumulation unit value at end of period      $8.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.296               --
Accumulation unit value at end of period     $11.473               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.276           $5.245
Accumulation unit value at end of period      $8.092           $7.276
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.151           $7.327
Accumulation unit value at end of period     $11.266          $10.151
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.823               --
Accumulation unit value at end of period     $17.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.743               --
Accumulation unit value at end of period     $10.037               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.673               --
Accumulation unit value at end of period      $9.950               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.604               --
Accumulation unit value at end of period      $9.864               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.943               --
Accumulation unit value at end of period      $6.098               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.512               --
Accumulation unit value at end of period      $9.751               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.897           $4.359
Accumulation unit value at end of period      $6.033           $5.897
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.568           $7.083
Accumulation unit value at end of period      $9.769           $9.568
Number of accumulation units outstanding
 at end of period (in thousands)                  42               40
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.232               --
Accumulation unit value at end of period     $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.178               --
Accumulation unit value at end of period     $11.571               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.155               --
Accumulation unit value at end of period     $11.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.132               --
Accumulation unit value at end of period     $11.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.117           $6.827
Accumulation unit value at end of period     $11.448           $9.117
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.102               --
Accumulation unit value at end of period     $11.418               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.072               --
Accumulation unit value at end of period     $11.357               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.041           $6.793
Accumulation unit value at end of period     $11.297           $9.041
Number of accumulation units outstanding
 at end of period (in thousands)                  12                6
ALLIANZ NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.370               --
Accumulation unit value at end of period     $11.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.467               --
Accumulation unit value at end of period      $8.414               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.448               --
Accumulation unit value at end of period      $8.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.429               --
Accumulation unit value at end of period      $8.346               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.417               --
Accumulation unit value at end of period      $8.324               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.404               --
Accumulation unit value at end of period      $8.302               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.380               --
Accumulation unit value at end of period      $8.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.355           $5.824
Accumulation unit value at end of period      $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                  57               27
AMERICAN CENTURY EQUITY GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.380               --
Accumulation unit value at end of period     $20.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.165               --
Accumulation unit value at end of period      $9.322               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.335               --
Accumulation unit value at end of period      $8.362               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.191               --
Accumulation unit value at end of period     $10.462               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.288               --
Accumulation unit value at end of period      $8.287               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.126               --
Accumulation unit value at end of period     $10.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.231               --
Accumulation unit value at end of period      $8.198               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.997           $7.139
Accumulation unit value at end of period     $10.180           $8.997
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.276               --
Accumulation unit value at end of period     $19.523               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.094               --
Accumulation unit value at end of period     $10.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.356               --
Accumulation unit value at end of period     $19.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                 787               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.905               --
Accumulation unit value at end of period     $15.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.383           $7.113
Accumulation unit value at end of period      $9.403           $8.383
Number of accumulation units outstanding
 at end of period (in thousands)                 126               43
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.484               --
Accumulation unit value at end of period     $17.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.318           $7.072
Accumulation unit value at end of period      $9.302           $8.318
Number of accumulation units outstanding
 at end of period (in thousands)                  16                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.263          $11.291
Accumulation unit value at end of period     $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  31               29
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.940               --(a)
Accumulation unit value at end of period     $12.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.008               --(a)
Accumulation unit value at end of period     $11.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.000               --(a)
Accumulation unit value at end of period     $11.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.997               --(a)
Accumulation unit value at end of period     $11.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.994               --(a)
Accumulation unit value at end of period     $11.720               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.992               --(a)
Accumulation unit value at end of period     $11.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.990               --(a)
Accumulation unit value at end of period     $11.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.986               --(a)
Accumulation unit value at end of period     $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $1.000               --(a)
Accumulation unit value at end of period      $1.000               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.000               --(a)
Accumulation unit value at end of period     $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.994               --(a)
Accumulation unit value at end of period      $9.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.991               --(a)
Accumulation unit value at end of period      $9.959               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.988               --(a)
Accumulation unit value at end of period      $9.946               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.986               --(a)
Accumulation unit value at end of period      $9.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.985               --(a)
Accumulation unit value at end of period      $9.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.981               --(a)
Accumulation unit value at end of period      $9.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.286               --
Accumulation unit value at end of period     $15.194               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.300               --
Accumulation unit value at end of period      $8.980               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.989               --
Accumulation unit value at end of period     $17.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.872               --
Accumulation unit value at end of period     $17.070               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.755               --
Accumulation unit value at end of period     $16.901               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.533               --
Accumulation unit value at end of period     $11.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.601               --
Accumulation unit value at end of period     $16.679               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.527               --
Accumulation unit value at end of period     $11.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $21.710               --
Accumulation unit value at end of period     $25.460               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.977               --
Accumulation unit value at end of period     $18.688               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.958               --
Accumulation unit value at end of period     $18.637               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.938               --
Accumulation unit value at end of period     $18.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.925          $12.509
Accumulation unit value at end of period     $18.553          $15.925
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.912               --
Accumulation unit value at end of period     $18.519               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.886               --
Accumulation unit value at end of period     $18.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.860          $12.500
Accumulation unit value at end of period     $18.384          $15.860
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AMERICAN CENTURY VISTA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.548               --
Accumulation unit value at end of period     $17.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.126               --
Accumulation unit value at end of period     $13.696               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.033               --
Accumulation unit value at end of period     $13.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.940               --
Accumulation unit value at end of period     $13.426               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.196               --
Accumulation unit value at end of period      $8.823               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.817               --
Accumulation unit value at end of period     $13.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.140               --
Accumulation unit value at end of period      $8.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.576           $8.864
Accumulation unit value at end of period     $12.903          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                  10               11
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.390               --
Accumulation unit value at end of period     $18.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.184               --
Accumulation unit value at end of period     $10.397               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.470               --
Accumulation unit value at end of period      $9.574               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.887               --
Accumulation unit value at end of period     $11.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.415               --
Accumulation unit value at end of period      $9.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.817               --
Accumulation unit value at end of period     $11.058               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.349               --
Accumulation unit value at end of period      $9.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.678           $7.582
Accumulation unit value at end of period     $10.858           $9.678
Number of accumulation units outstanding
 at end of period (in thousands)                  24               33
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $23.040               --
Accumulation unit value at end of period     $25.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.997               --
Accumulation unit value at end of period     $10.055               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.081               --
Accumulation unit value at end of period      $9.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.854               --
Accumulation unit value at end of period     $10.980               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.029               --
Accumulation unit value at end of period      $8.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.784               --
Accumulation unit value at end of period     $10.881               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.966           $6.375
Accumulation unit value at end of period      $8.841           $7.966
Number of accumulation units outstanding
 at end of period (in thousands)                  38                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.645           $7.729
Accumulation unit value at end of period     $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.671               --
Accumulation unit value at end of period      $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.163               --
Accumulation unit value at end of period      $8.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                 232               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452               --
Accumulation unit value at end of period      $9.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                 229               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.473               --
Accumulation unit value at end of period     $11.308               --
Number of accumulation units outstanding
 at end of period (in thousands)                 130               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.520           $6.930
Accumulation unit value at end of period      $9.189           $8.520
Number of accumulation units outstanding
 at end of period (in thousands)                  96               38
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.399               --
Accumulation unit value at end of period     $11.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                 179               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.460           $6.895
Accumulation unit value at end of period      $9.098           $8.460
Number of accumulation units outstanding
 at end of period (in thousands)                 183               84

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.252           $8.366
Accumulation unit value at end of period     $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $46.260               --
Accumulation unit value at end of period     $49.800               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.217               --
Accumulation unit value at end of period     $15.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                 128               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.107          $10.606
Accumulation unit value at end of period     $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 172              105
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.998               --
Accumulation unit value at end of period     $14.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.429               --
Accumulation unit value at end of period      $9.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.854               --
Accumulation unit value at end of period     $14.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                 127               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.363           $6.311
Accumulation unit value at end of period      $8.909           $8.363
Number of accumulation units outstanding
 at end of period (in thousands)                 208               73
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.570          $10.254
Accumulation unit value at end of period     $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.749               --
Accumulation unit value at end of period     $18.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.769               --
Accumulation unit value at end of period     $19.314               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.544          $12.966
Accumulation unit value at end of period     $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 100               52
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.745               --
Accumulation unit value at end of period     $18.147               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.737           $6.468
Accumulation unit value at end of period      $9.458           $8.737
Number of accumulation units outstanding
 at end of period (in thousands)                 100               48
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.029               --
Accumulation unit value at end of period     $18.418               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.669           $6.430
Accumulation unit value at end of period      $9.356           $8.669
Number of accumulation units outstanding
 at end of period (in thousands)                  88               43
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.460          $12.226
Accumulation unit value at end of period     $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $32.670               --
Accumulation unit value at end of period     $36.630               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.108               --
Accumulation unit value at end of period      $9.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.043           $6.255
Accumulation unit value at end of period      $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 167              139
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.994               --
Accumulation unit value at end of period     $11.289               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.991               --
Accumulation unit value at end of period      $9.017               --
Number of accumulation units outstanding
 at end of period (in thousands)                  99               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.923               --
Accumulation unit value at end of period     $11.187               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.928           $6.189
Accumulation unit value at end of period      $8.920           $7.928
Number of accumulation units outstanding
 at end of period (in thousands)                 118               75
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.783           $7.647
Accumulation unit value at end of period     $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $25.260               --
Accumulation unit value at end of period     $28.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.793               --
Accumulation unit value at end of period      $9.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.901               --
Accumulation unit value at end of period      $9.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.287               --
Accumulation unit value at end of period     $12.599               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.843               --
Accumulation unit value at end of period      $9.861               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.207               --
Accumulation unit value at end of period     $12.485               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.774           $6.577
Accumulation unit value at end of period      $9.755           $8.774
Number of accumulation units outstanding
 at end of period (in thousands)                  57               37
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.048           $8.293
Accumulation unit value at end of period     $12.259          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                  82               67
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.800               --
Accumulation unit value at end of period     $12.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.904               --
Accumulation unit value at end of period     $10.555               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.012               --
Accumulation unit value at end of period     $10.654               --
Number of accumulation units outstanding
 at end of period (in thousands)                  66               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.567               --
Accumulation unit value at end of period     $11.228               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.947               --
Accumulation unit value at end of period     $10.558               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.492               --
Accumulation unit value at end of period     $11.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.869           $8.851
Accumulation unit value at end of period     $10.444           $9.869
Number of accumulation units outstanding
 at end of period (in thousands)                  73               64
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.344           $9.289
Accumulation unit value at end of period     $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.360               --
Accumulation unit value at end of period     $13.838               --
Number of accumulation units outstanding
 at end of period (in thousands)                  97               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.812               --
Accumulation unit value at end of period     $13.178               --
Number of accumulation units outstanding
 at end of period (in thousands)                 205               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.662           $9.225
Accumulation unit value at end of period     $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 375              204
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.204               --
Accumulation unit value at end of period     $13.575               --
Number of accumulation units outstanding
 at end of period (in thousands)                  90               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.150           $6.458
Accumulation unit value at end of period      $9.056           $8.150
Number of accumulation units outstanding
 at end of period (in thousands)                 207               83
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.320               --
Accumulation unit value at end of period     $12.566               --
Number of accumulation units outstanding
 at end of period (in thousands)                 324               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.086           $6.420
Accumulation unit value at end of period      $8.959           $8.086
Number of accumulation units outstanding
 at end of period (in thousands)                 329              226
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.941           $8.698
Accumulation unit value at end of period     $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.455               --
Accumulation unit value at end of period      $9.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.491               --
Accumulation unit value at end of period      $9.442               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.345               --
Accumulation unit value at end of period      $9.267               --
Number of accumulation units outstanding
 at end of period (in thousands)                 105               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.110               --
Accumulation unit value at end of period     $11.209               --
Number of accumulation units outstanding
 at end of period (in thousands)                  92               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.291           $6.542
Accumulation unit value at end of period      $9.183           $8.291
Number of accumulation units outstanding
 at end of period (in thousands)                  62               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.038               --
Accumulation unit value at end of period     $11.107               --
Number of accumulation units outstanding
 at end of period (in thousands)                  57               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.226           $6.504
Accumulation unit value at end of period      $9.084           $8.226
Number of accumulation units outstanding
 at end of period (in thousands)                  75               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $7.834
Accumulation unit value at end of period     $10.906           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                 156              162
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $25.900               --
Accumulation unit value at end of period     $28.100               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.108               --
Accumulation unit value at end of period      $8.928               --
Number of accumulation units outstanding
 at end of period (in thousands)                  94               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.978               --
Accumulation unit value at end of period      $8.771               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.534               --
Accumulation unit value at end of period     $10.466               --
Number of accumulation units outstanding
 at end of period (in thousands)                  76               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.926               --
Accumulation unit value at end of period      $8.692               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.466               --
Accumulation unit value at end of period     $10.371               --
Number of accumulation units outstanding
 at end of period (in thousands)                  81               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.864           $6.230
Accumulation unit value at end of period      $8.599           $7.864
Number of accumulation units outstanding
 at end of period (in thousands)                  68               38
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.332           $7.403
Accumulation unit value at end of period     $10.183           $9.332
Number of accumulation units outstanding
 at end of period (in thousands)                 143              129

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.230               --
Accumulation unit value at end of period     $25.010               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.649               --
Accumulation unit value at end of period      $9.741               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.518               --
Accumulation unit value at end of period      $9.579               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.690               --
Accumulation unit value at end of period     $12.004               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.463               --
Accumulation unit value at end of period      $9.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.614               --
Accumulation unit value at end of period     $11.895               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.397               --
Accumulation unit value at end of period      $9.391               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.464           $8.057
Accumulation unit value at end of period     $11.680          $10.464
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.547               --
Accumulation unit value at end of period      $8.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.245               --
Accumulation unit value at end of period      $9.282               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.449               --
Accumulation unit value at end of period      $8.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.097               --
Accumulation unit value at end of period     $10.209               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.401               --
Accumulation unit value at end of period      $8.297               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.032               --
Accumulation unit value at end of period     $10.116               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.343           $5.861
Accumulation unit value at end of period      $8.208           $7.343
Number of accumulation units outstanding
 at end of period (in thousands)                  25               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.904           $7.117
Accumulation unit value at end of period      $9.933           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  96               93
AVE MARIA GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.347               --(a)
Accumulation unit value at end of period     $12.590               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.340               --(a)
Accumulation unit value at end of period     $12.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.337               --(a)
Accumulation unit value at end of period     $12.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.334               --(a)
Accumulation unit value at end of period     $12.521               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.332               --(a)
Accumulation unit value at end of period     $12.511               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.330               --(a)
Accumulation unit value at end of period     $12.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.325               --(a)
Accumulation unit value at end of period     $12.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.321               --(a)
Accumulation unit value at end of period     $12.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AVE MARIA OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.850               --(a)
Accumulation unit value at end of period     $10.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.688               --(a)
Accumulation unit value at end of period     $11.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.685               --(a)
Accumulation unit value at end of period     $11.737               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.682               --(a)
Accumulation unit value at end of period     $11.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.680               --(a)
Accumulation unit value at end of period     $11.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.678               --(a)
Accumulation unit value at end of period     $11.702               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.674               --(a)
Accumulation unit value at end of period     $11.683               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.670               --(a)
Accumulation unit value at end of period     $11.663               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
AVE MARIA RISING DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.910               --(a)
Accumulation unit value at end of period     $12.510               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.802               --(a)
Accumulation unit value at end of period     $11.436               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.799               --(a)
Accumulation unit value at end of period     $11.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.796               --(a)
Accumulation unit value at end of period     $11.407               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.794               --(a)
Accumulation unit value at end of period     $11.398               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.792               --(a)
Accumulation unit value at end of period     $11.388               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.788               --(a)
Accumulation unit value at end of period     $11.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.784               --(a)
Accumulation unit value at end of period     $11.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $19.270               --
Accumulation unit value at end of period     $22.990               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.890               --
Accumulation unit value at end of period     $18.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.871               --
Accumulation unit value at end of period     $18.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.851               --
Accumulation unit value at end of period     $18.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.838               --
Accumulation unit value at end of period     $18.754               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.825               --
Accumulation unit value at end of period     $18.720               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.799          $12.178
Accumulation unit value at end of period     $18.652          $15.799
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.773          $12.174
Accumulation unit value at end of period     $18.584          $15.773
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.820               --
Accumulation unit value at end of period     $17.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.794               --
Accumulation unit value at end of period     $17.771               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.774          $12.465
Accumulation unit value at end of period     $17.723          $15.774
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.755               --
Accumulation unit value at end of period     $17.674               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.742               --
Accumulation unit value at end of period     $17.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.729               --
Accumulation unit value at end of period     $17.610               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.703          $12.454
Accumulation unit value at end of period     $17.546          $15.703
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.677          $12.451
Accumulation unit value at end of period     $17.482          $15.677
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.890               --
Accumulation unit value at end of period     $19.420               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.551               --
Accumulation unit value at end of period     $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                 226               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.197           $9.174
Accumulation unit value at end of period     $12.238          $11.197
Number of accumulation units outstanding
 at end of period (in thousands)                 188               99
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.606               --
Accumulation unit value at end of period     $13.758               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.320               --
Accumulation unit value at end of period     $11.252               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.517               --
Accumulation unit value at end of period     $13.633               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.240           $8.420
Accumulation unit value at end of period     $11.131          $10.240
Number of accumulation units outstanding
 at end of period (in thousands)                  59                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.340          $10.161
Accumulation unit value at end of period     $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                  62               43
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $5.630               --
Accumulation unit value at end of period      $5.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $5.666               --
Accumulation unit value at end of period      $5.871               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $5.557               --
Accumulation unit value at end of period      $5.750               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.759               --
Accumulation unit value at end of period      $6.983               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.521               --
Accumulation unit value at end of period      $5.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.711               --
Accumulation unit value at end of period      $6.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.478               --
Accumulation unit value at end of period      $5.637               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $6.616           $4.894
Accumulation unit value at end of period      $6.794           $6.616
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $30.510               --(a)
Accumulation unit value at end of period     $33.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.616               --(a)
Accumulation unit value at end of period     $11.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.614               --(a)
Accumulation unit value at end of period     $11.713               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.611               --(a)
Accumulation unit value at end of period     $11.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.609               --(a)
Accumulation unit value at end of period     $11.688               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.607               --(a)
Accumulation unit value at end of period     $11.678               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.603               --(a)
Accumulation unit value at end of period     $11.659               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.599               --(a)
Accumulation unit value at end of period     $11.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.240               --
Accumulation unit value at end of period     $16.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.937               --
Accumulation unit value at end of period     $11.193               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.884               --
Accumulation unit value at end of period      $9.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.004               --
Accumulation unit value at end of period     $12.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.832               --
Accumulation unit value at end of period      $9.770               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.933               --
Accumulation unit value at end of period     $12.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.771               --
Accumulation unit value at end of period      $9.665               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.793           $7.560
Accumulation unit value at end of period     $12.155           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                  14               17
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.550               --
Accumulation unit value at end of period     $11.440               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.425               --
Accumulation unit value at end of period     $20.940               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.404               --
Accumulation unit value at end of period     $20.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.382               --
Accumulation unit value at end of period     $20.826               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.368          $13.063
Accumulation unit value at end of period     $20.788          $17.368
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.354               --
Accumulation unit value at end of period     $20.750               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.325               --
Accumulation unit value at end of period     $20.675               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.297          $13.053
Accumulation unit value at end of period     $20.600          $17.297
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.334               --
Accumulation unit value at end of period     $10.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.267               --
Accumulation unit value at end of period     $10.047               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.407               --
Accumulation unit value at end of period     $10.201               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.920               --
Accumulation unit value at end of period     $12.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.172               --
Accumulation unit value at end of period      $9.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.849               --
Accumulation unit value at end of period     $11.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.109               --
Accumulation unit value at end of period      $9.786               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.710           $7.563
Accumulation unit value at end of period     $11.695           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.450               --
Accumulation unit value at end of period     $15.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.294               --
Accumulation unit value at end of period     $10.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.268               --
Accumulation unit value at end of period     $10.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.242               --
Accumulation unit value at end of period     $10.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.225           $8.963
Accumulation unit value at end of period     $10.803          $10.225
Number of accumulation units outstanding
 at end of period (in thousands)                  27               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.208               --
Accumulation unit value at end of period     $10.774               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.174               --
Accumulation unit value at end of period     $10.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.140           $8.918
Accumulation unit value at end of period     $10.660          $10.140
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32
CALVERT SOCIAL INVESTMENT FUND BOND
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.140               --
Accumulation unit value at end of period     $15.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.941               --
Accumulation unit value at end of period     $11.575               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.028          $10.079
Accumulation unit value at end of period     $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.410               --
Accumulation unit value at end of period     $12.035               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.858           $9.940
Accumulation unit value at end of period     $11.441          $10.858
Number of accumulation units outstanding
 at end of period (in thousands)                  26               15

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.329               --
Accumulation unit value at end of period     $11.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.773               --
Accumulation unit value at end of period     $11.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.170          $10.260
Accumulation unit value at end of period     $11.711          $11.170
Number of accumulation units outstanding
 at end of period (in thousands)                  37               23
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.395               --
Accumulation unit value at end of period     $16.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.516               --
Accumulation unit value at end of period     $13.452               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.604           $9.188
Accumulation unit value at end of period     $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  33               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.410               --
Accumulation unit value at end of period     $12.035               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.878           $7.041
Accumulation unit value at end of period     $10.329           $8.878
Number of accumulation units outstanding
 at end of period (in thousands)                  41               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.078               --
Accumulation unit value at end of period     $12.876               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.808           $7.000
Accumulation unit value at end of period     $10.218           $8.808
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.892           $7.871
Accumulation unit value at end of period     $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  48               26
COLUMBIA(SM) ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.071               --
Accumulation unit value at end of period     $22.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.019               --
Accumulation unit value at end of period     $22.554               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.997               --
Accumulation unit value at end of period     $22.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.974               --
Accumulation unit value at end of period     $22.431               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.960          $13.534
Accumulation unit value at end of period     $22.390          $17.960
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.945               --
Accumulation unit value at end of period     $22.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.915          $13.527
Accumulation unit value at end of period     $22.268          $17.915
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.886          $13.523
Accumulation unit value at end of period     $22.188          $17.886
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.175               --
Accumulation unit value at end of period     $19.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.125               --
Accumulation unit value at end of period     $19.780               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.104               --
Accumulation unit value at end of period     $19.726               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.083               --
Accumulation unit value at end of period     $19.673               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.069          $13.046
Accumulation unit value at end of period     $19.637          $17.069
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.055               --
Accumulation unit value at end of period     $19.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.027               --
Accumulation unit value at end of period     $19.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.999               --
Accumulation unit value at end of period     $19.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.790               --
Accumulation unit value at end of period     $10.090               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.483               --
Accumulation unit value at end of period      $8.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.453               --
Accumulation unit value at end of period      $8.606               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.424               --
Accumulation unit value at end of period      $8.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.153               --
Accumulation unit value at end of period      $8.238               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.384               --
Accumulation unit value at end of period      $8.497               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.097               --
Accumulation unit value at end of period      $8.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.307           $5.665
Accumulation unit value at end of period      $8.374           $7.307
Number of accumulation units outstanding
 at end of period (in thousands)                   1                7
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.215               --
Accumulation unit value at end of period     $20.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.165               --
Accumulation unit value at end of period     $20.005               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.144               --
Accumulation unit value at end of period     $19.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.123               --
Accumulation unit value at end of period     $19.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.109               --
Accumulation unit value at end of period     $19.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.095               --
Accumulation unit value at end of period     $19.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.067               --
Accumulation unit value at end of period     $19.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.039               --
Accumulation unit value at end of period     $19.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.030               --
Accumulation unit value at end of period     $20.340               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.397               --
Accumulation unit value at end of period      $8.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.966               --
Accumulation unit value at end of period      $9.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.507               --
Accumulation unit value at end of period     $11.281               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.914               --
Accumulation unit value at end of period      $9.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.440               --
Accumulation unit value at end of period     $11.179               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.853               --
Accumulation unit value at end of period      $9.281               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.306           $7.347
Accumulation unit value at end of period     $10.977           $9.306
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.259               --
Accumulation unit value at end of period      $8.924               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.193               --
Accumulation unit value at end of period      $8.812               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.165               --
Accumulation unit value at end of period      $8.764               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.137               --
Accumulation unit value at end of period      $8.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.118           $5.473
Accumulation unit value at end of period      $8.685           $7.118
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.100               --
Accumulation unit value at end of period      $8.654               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.063           $5.441
Accumulation unit value at end of period      $8.592           $7.063
Number of accumulation units outstanding
 at end of period (in thousands)                  19                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.026           $5.420
Accumulation unit value at end of period      $8.530           $7.026
Number of accumulation units outstanding
 at end of period (in thousands)                  34               29
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $6.430               --
Accumulation unit value at end of period      $7.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.576               --
Accumulation unit value at end of period      $9.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.546               --
Accumulation unit value at end of period      $9.207               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.516               --
Accumulation unit value at end of period      $9.157               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.337           $5.510
Accumulation unit value at end of period      $8.930           $7.337
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.477               --
Accumulation unit value at end of period      $9.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.280               --
Accumulation unit value at end of period      $8.833               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.398           $5.575
Accumulation unit value at end of period      $8.959           $7.398
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $38.780               --
Accumulation unit value at end of period     $44.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.084               --
Accumulation unit value at end of period     $11.585               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.615               --
Accumulation unit value at end of period     $12.177               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.856               --
Accumulation unit value at end of period     $15.871               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.546           $8.180
Accumulation unit value at end of period     $12.068          $10.546
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.758               --
Accumulation unit value at end of period     $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.464               --
Accumulation unit value at end of period     $11.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.564          $10.555
Accumulation unit value at end of period     $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.200               --
Accumulation unit value at end of period     $20.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.484               --
Accumulation unit value at end of period     $12.053               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.443               --
Accumulation unit value at end of period     $11.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.401               --
Accumulation unit value at end of period     $11.922               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.199               --
Accumulation unit value at end of period     $11.679               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.346               --
Accumulation unit value at end of period     $11.836               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.119               --
Accumulation unit value at end of period     $11.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.238           $7.753
Accumulation unit value at end of period     $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.525               --(a)
Accumulation unit value at end of period     $12.672               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.517               --(a)
Accumulation unit value at end of period     $12.635               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.514               --(a)
Accumulation unit value at end of period     $12.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.511               --(a)
Accumulation unit value at end of period     $12.603               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.509               --(a)
Accumulation unit value at end of period     $12.592               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.507               --(a)
Accumulation unit value at end of period     $12.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.502               --(a)
Accumulation unit value at end of period     $12.560               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.498               --(a)
Accumulation unit value at end of period     $12.539               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $36.090               --
Accumulation unit value at end of period     $44.770               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.031               --
Accumulation unit value at end of period     $22.589               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.008               --
Accumulation unit value at end of period     $22.528               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.986               --
Accumulation unit value at end of period     $22.466               --
Number of accumulation units outstanding
 at B2811end of period (in thousands)             --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.971          $14.265
Accumulation unit value at end of period     $22.425          $17.971
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.957               --
Accumulation unit value at end of period     $22.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.927               --
Accumulation unit value at end of period     $22.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.898          $14.254
Accumulation unit value at end of period     $22.222          $17.898
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $32.513               --
Accumulation unit value at end of period     $36.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.787               --
Accumulation unit value at end of period     $14.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  86               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.638           $9.639
Accumulation unit value at end of period     $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  45               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.721               --
Accumulation unit value at end of period     $11.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.526           $5.749
Accumulation unit value at end of period      $8.374           $7.526
Number of accumulation units outstanding
 at end of period (in thousands)                  60               31

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.300               --
Accumulation unit value at end of period     $13.673               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.467           $5.716
Accumulation unit value at end of period      $8.284           $7.467
Number of accumulation units outstanding
 at end of period (in thousands)                  49                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.924           $9.139
Accumulation unit value at end of period     $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  82               90
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.827               --
Accumulation unit value at end of period     $11.476               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.763               --
Accumulation unit value at end of period     $11.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                  80               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.737          $10.331
Accumulation unit value at end of period     $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  69                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.710               --
Accumulation unit value at end of period     $11.279               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.692               --
Accumulation unit value at end of period     $11.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.674               --
Accumulation unit value at end of period     $11.219               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.638               --
Accumulation unit value at end of period     $11.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.603          $10.253
Accumulation unit value at end of period     $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  43               32
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.600               --
Accumulation unit value at end of period     $27.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.520               --
Accumulation unit value at end of period     $13.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.556           $8.080
Accumulation unit value at end of period     $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  25               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.485               --
Accumulation unit value at end of period     $13.129               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.771               --
Accumulation unit value at end of period     $10.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.392               --
Accumulation unit value at end of period     $12.986               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.727           $6.705
Accumulation unit value at end of period     $10.884           $8.727
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.209           $7.853
Accumulation unit value at end of period     $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.337               --
Accumulation unit value at end of period      $9.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.288               --
Accumulation unit value at end of period      $9.461               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.267           $6.448
Accumulation unit value at end of period      $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 129               40
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.247               --
Accumulation unit value at end of period      $9.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.233               --
Accumulation unit value at end of period      $9.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.219               --
Accumulation unit value at end of period      $9.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.192           $6.412
Accumulation unit value at end of period      $9.286           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.164           $6.400
Accumulation unit value at end of period      $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  52               40
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.630               --
Accumulation unit value at end of period     $20.420               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.830               --
Accumulation unit value at end of period     $12.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.859           $7.704
Accumulation unit value at end of period     $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  20                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.793               --
Accumulation unit value at end of period     $12.264               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.907           $6.971
Accumulation unit value at end of period     $11.143           $8.907
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.706               --
Accumulation unit value at end of period     $12.131               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.862               --
Accumulation unit value at end of period     $11.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.535           $7.488
Accumulation unit value at end of period     $11.869           $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11
DWS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $47.120               --
Accumulation unit value at end of period     $54.460               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.923               --
Accumulation unit value at end of period     $17.231               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.905               --
Accumulation unit value at end of period     $17.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.886               --
Accumulation unit value at end of period     $17.137               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.874               --
Accumulation unit value at end of period     $17.105               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.862               --
Accumulation unit value at end of period     $17.074               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.837               --
Accumulation unit value at end of period     $17.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.813          $12.002
Accumulation unit value at end of period     $16.950          $14.813
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
DWS EMERGING MARKETS FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.190               --
Accumulation unit value at end of period     $10.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.553               --
Accumulation unit value at end of period     $15.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.536               --
Accumulation unit value at end of period     $15.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.520               --
Accumulation unit value at end of period     $14.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.508               --
Accumulation unit value at end of period     $14.970               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.497               --
Accumulation unit value at end of period     $14.943               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.475          $11.228
Accumulation unit value at end of period     $14.888          $13.475
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.453          $11.224
Accumulation unit value at end of period     $14.834          $13.453
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
EATON VANCE BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $6.470               --
Accumulation unit value at end of period      $6.940               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.264               --
Accumulation unit value at end of period     $15.481               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.246               --
Accumulation unit value at end of period     $15.439               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.228               --
Accumulation unit value at end of period     $15.397               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.217               --
Accumulation unit value at end of period     $15.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.205               --
Accumulation unit value at end of period     $15.341               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.182               --
Accumulation unit value at end of period     $15.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.158          $11.707
Accumulation unit value at end of period     $15.229          $14.158
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $5.540               --
Accumulation unit value at end of period      $5.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.915               --
Accumulation unit value at end of period     $12.508               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.587               --
Accumulation unit value at end of period     $12.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712               --
Accumulation unit value at end of period     $13.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.519               --
Accumulation unit value at end of period     $12.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.629               --
Accumulation unit value at end of period     $13.261               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.437           $7.945
Accumulation unit value at end of period     $11.877          $10.437
Number of accumulation units outstanding
 at end of period (in thousands)                  16                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.465           $8.740
Accumulation unit value at end of period     $13.022          $11.465
Number of accumulation units outstanding
 at end of period (in thousands)                  28               22
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.740               --
Accumulation unit value at end of period     $18.220               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.756               --
Accumulation unit value at end of period      $8.505               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.568           $5.960
Accumulation unit value at end of period      $8.287           $7.568
Number of accumulation units outstanding
 at end of period (in thousands)                 172               69
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712               --
Accumulation unit value at end of period     $13.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.519           $5.931
Accumulation unit value at end of period      $8.213           $7.519
Number of accumulation units outstanding
 at end of period (in thousands)                  48               27
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.627               --
Accumulation unit value at end of period     $10.504               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.460           $5.896
Accumulation unit value at end of period      $8.124           $7.460
Number of accumulation units outstanding
 at end of period (in thousands)                  32               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.491           $7.511
Accumulation unit value at end of period     $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.960               --
Accumulation unit value at end of period      $9.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.642               --
Accumulation unit value at end of period     $11.785               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.908               --
Accumulation unit value at end of period     $10.957               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.719               --
Accumulation unit value at end of period     $12.940               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.844           $8.285
Accumulation unit value at end of period     $10.858           $9.844
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.637               --
Accumulation unit value at end of period     $12.823               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.767               --
Accumulation unit value at end of period     $10.741               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.472           $9.688
Accumulation unit value at end of period     $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
FEDERATED CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.000               --
Accumulation unit value at end of period     $19.020               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.358               --
Accumulation unit value at end of period     $16.100               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.274               --
Accumulation unit value at end of period      $9.263               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.191               --
Accumulation unit value at end of period     $11.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.226               --
Accumulation unit value at end of period      $9.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.118               --
Accumulation unit value at end of period     $11.289               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.168               --
Accumulation unit value at end of period      $9.095               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.975           $8.436
Accumulation unit value at end of period     $11.085           $9.975
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $4.660               --
Accumulation unit value at end of period      $5.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.527               --
Accumulation unit value at end of period      $8.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042               --
Accumulation unit value at end of period      $9.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.130               --
Accumulation unit value at end of period     $11.952               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990               --
Accumulation unit value at end of period      $9.417               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.058               --
Accumulation unit value at end of period     $11.843               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927           $6.036
Accumulation unit value at end of period      $9.315           $7.927
Number of accumulation units outstanding
 at end of period (in thousands)                  39               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.916           $7.560
Accumulation unit value at end of period     $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                 109               97
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.594               --
Accumulation unit value at end of period      $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.524               --
Accumulation unit value at end of period      $9.302               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.494           $5.281
Accumulation unit value at end of period      $9.252           $7.494
Number of accumulation units outstanding
 at end of period (in thousands)                  66               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.465               --
Accumulation unit value at end of period      $9.201               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.212           $5.090
Accumulation unit value at end of period      $8.880           $7.212
Number of accumulation units outstanding
 at end of period (in thousands)                  39               19

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.425               --
Accumulation unit value at end of period      $9.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.155           $5.060
Accumulation unit value at end of period      $8.784           $7.155
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.347           $5.203
Accumulation unit value at end of period      $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  23               34
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.867               --
Accumulation unit value at end of period     $10.185               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.356               --
Accumulation unit value at end of period     $10.709               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.752           $6.691
Accumulation unit value at end of period     $10.003           $8.752
Number of accumulation units outstanding
 at end of period (in thousands)                  23                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.805               --
Accumulation unit value at end of period     $12.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.695               --
Accumulation unit value at end of period      $9.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.729               --
Accumulation unit value at end of period     $12.220               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.627           $6.619
Accumulation unit value at end of period      $9.807           $8.627
Number of accumulation units outstanding
 at end of period (in thousands)                  30               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.578           $8.127
Accumulation unit value at end of period     $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                   9               20
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $1.910               --
Accumulation unit value at end of period      $2.000               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.946               --
Accumulation unit value at end of period     $12.340               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.105               --
Accumulation unit value at end of period     $12.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.111               --
Accumulation unit value at end of period     $13.614               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.036               --
Accumulation unit value at end of period     $12.393               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.025               --
Accumulation unit value at end of period     $13.490               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.953               --
Accumulation unit value at end of period     $12.263               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.855               --
Accumulation unit value at end of period     $13.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $2.070               --
Accumulation unit value at end of period      $2.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.305               --
Accumulation unit value at end of period     $10.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  64               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.473               --
Accumulation unit value at end of period     $10.643               --
Number of accumulation units outstanding
 at end of period (in thousands)                  88               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.893               --
Accumulation unit value at end of period     $12.219               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.938               --
Accumulation unit value at end of period     $10.016               --
Number of accumulation units outstanding
 at end of period (in thousands)                 112               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.815               --
Accumulation unit value at end of period     $12.108               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.868               --
Accumulation unit value at end of period      $9.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  51               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.662               --
Accumulation unit value at end of period     $11.889               --
Number of accumulation units outstanding
 at end of period (in thousands)                 209               --
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.354               --
Accumulation unit value at end of period     $13.150               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.941               --
Accumulation unit value at end of period     $15.113               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.849           $9.385
Accumulation unit value at end of period     $14.973          $11.849
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.757               --
Accumulation unit value at end of period     $14.835               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.636               --
Accumulation unit value at end of period      $9.626               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.636               --
Accumulation unit value at end of period     $14.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.577           $6.023
Accumulation unit value at end of period      $9.522           $7.577
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.397           $9.073
Accumulation unit value at end of period     $14.295          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  27               29
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.401               --
Accumulation unit value at end of period     $12.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.297               --
Accumulation unit value at end of period     $12.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.253           $9.694
Accumulation unit value at end of period     $12.413          $11.253
Number of accumulation units outstanding
 at end of period (in thousands)                  41               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.248               --
Accumulation unit value at end of period     $13.490               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.180               --
Accumulation unit value at end of period     $12.301               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.161               --
Accumulation unit value at end of period     $13.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.093           $9.591
Accumulation unit value at end of period     $12.169          $11.093
Number of accumulation units outstanding
 at end of period (in thousands)                  30                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.988          $10.380
Accumulation unit value at end of period     $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.410               --
Accumulation unit value at end of period     $11.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.395               --
Accumulation unit value at end of period     $11.394               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.276               --
Accumulation unit value at end of period     $11.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  86               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.574               --
Accumulation unit value at end of period     $12.649               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.334           $8.977
Accumulation unit value at end of period     $11.283          $10.334
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.492               --
Accumulation unit value at end of period     $12.534               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.129           $8.816
Accumulation unit value at end of period     $11.025          $10.129
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.329           $9.874
Accumulation unit value at end of period     $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.270               --
Accumulation unit value at end of period     $10.597               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.305               --
Accumulation unit value at end of period     $10.599               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.150               --
Accumulation unit value at end of period     $10.407               --
Number of accumulation units outstanding
 at end of period (in thousands)                 112               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.979               --
Accumulation unit value at end of period     $12.468               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.091           $7.266
Accumulation unit value at end of period     $10.314           $9.091
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.901               --
Accumulation unit value at end of period     $12.355               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.020           $7.224
Accumulation unit value at end of period     $10.203           $9.020
Number of accumulation units outstanding
 at end of period (in thousands)                  26               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.747           $8.618
Accumulation unit value at end of period     $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.079               --
Accumulation unit value at end of period     $11.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.086               --
Accumulation unit value at end of period     $11.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.949               --
Accumulation unit value at end of period     $11.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.505               --
Accumulation unit value at end of period     $12.799               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.884           $8.289
Accumulation unit value at end of period     $10.984           $9.884
Number of accumulation units outstanding
 at end of period (in thousands)                  31               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.424               --
Accumulation unit value at end of period     $12.683               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.807           $8.241
Accumulation unit value at end of period     $10.866           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                 110               32
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.262           $9.476
Accumulation unit value at end of period     $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 127              132
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.590               --
Accumulation unit value at end of period     $10.070               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.727               --
Accumulation unit value at end of period     $11.775               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.086               --
Accumulation unit value at end of period     $12.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.726               --
Accumulation unit value at end of period     $12.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.014               --
Accumulation unit value at end of period     $12.041               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.643               --
Accumulation unit value at end of period     $12.716               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.928           $9.936
Accumulation unit value at end of period     $11.912          $10.928
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.479          $10.450
Accumulation unit value at end of period     $12.487          $11.479
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4
FROST DIVIDEND VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.830               --  (a)
Accumulation unit value at end of period      $9.220               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.804               --  (a)
Accumulation unit value at end of period     $11.402               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.801               --  (a)
Accumulation unit value at end of period     $11.387               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.798               --  (a)
Accumulation unit value at end of period     $11.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.796               --  (a)
Accumulation unit value at end of period     $11.363               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.794               --  (a)
Accumulation unit value at end of period     $11.354               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.790               --  (a)
Accumulation unit value at end of period     $11.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.786               --  (a)
Accumulation unit value at end of period     $11.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.070               --
Accumulation unit value at end of period     $14.990               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.770               --
Accumulation unit value at end of period     $11.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.466               --
Accumulation unit value at end of period     $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.913               --
Accumulation unit value at end of period     $12.411               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.392               --
Accumulation unit value at end of period     $11.856               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.829               --
Accumulation unit value at end of period     $12.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.303          $11.013
Accumulation unit value at end of period     $11.728          $11.303
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.661          $11.377
Accumulation unit value at end of period     $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  30               26

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.828               --
Accumulation unit value at end of period     $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.054               --
Accumulation unit value at end of period     $12.025               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.714               --
Accumulation unit value at end of period     $11.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.949               --
Accumulation unit value at end of period     $14.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.658               --
Accumulation unit value at end of period     $11.371               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.864               --
Accumulation unit value at end of period     $13.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.590               --
Accumulation unit value at end of period     $11.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.697               --
Accumulation unit value at end of period     $13.703               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.709               --
Accumulation unit value at end of period     $14.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                  83               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.847               --
Accumulation unit value at end of period     $14.518               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.397               --
Accumulation unit value at end of period     $13.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.305               --
Accumulation unit value at end of period     $13.865               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.272               --
Accumulation unit value at end of period     $11.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.183               --
Accumulation unit value at end of period     $13.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.192           $7.914
Accumulation unit value at end of period     $11.438          $10.192
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.746           $9.133
Accumulation unit value at end of period     $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.563               --
Accumulation unit value at end of period      $8.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.493               --
Accumulation unit value at end of period      $8.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.463               --
Accumulation unit value at end of period      $8.327               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.434               --
Accumulation unit value at end of period      $8.281               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.414           $5.756
Accumulation unit value at end of period      $8.251           $7.414
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.395               --
Accumulation unit value at end of period      $8.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.356               --
Accumulation unit value at end of period      $8.162               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.317           $5.699
Accumulation unit value at end of period      $8.102           $7.317
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $31.440               --
Accumulation unit value at end of period     $39.490               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.211               --
Accumulation unit value at end of period     $11.555               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.127               --
Accumulation unit value at end of period     $10.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.543               --
Accumulation unit value at end of period     $11.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.075               --
Accumulation unit value at end of period     $10.089               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.476               --
Accumulation unit value at end of period     $11.827               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.012           $6.223
Accumulation unit value at end of period      $9.980           $8.012
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.341           $7.265
Accumulation unit value at end of period     $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.400               --
Accumulation unit value at end of period     $14.740               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.706               --
Accumulation unit value at end of period     $22.576               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.682               --
Accumulation unit value at end of period     $22.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.659               --
Accumulation unit value at end of period     $22.453               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.644               --
Accumulation unit value at end of period     $22.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.629               --
Accumulation unit value at end of period     $22.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.598               --
Accumulation unit value at end of period     $22.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.568          $13.860
Accumulation unit value at end of period     $22.209          $18.568
Number of accumulation units outstanding
 at end of period (in thousands)                   8                3
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $23.120               --
Accumulation unit value at end of period     $26.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.760               --
Accumulation unit value at end of period      $8.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.208               --
Accumulation unit value at end of period      $9.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.193               --
Accumulation unit value at end of period     $10.454               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.875               --
Accumulation unit value at end of period      $8.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.128               --
Accumulation unit value at end of period     $10.359               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.818               --
Accumulation unit value at end of period      $8.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.999               --
Accumulation unit value at end of period     $10.171               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.026               --(a)
Accumulation unit value at end of period     $12.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.019               --(a)
Accumulation unit value at end of period     $12.544               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.016               --(a)
Accumulation unit value at end of period     $12.528               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.013               --(a)
Accumulation unit value at end of period     $12.512               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.011               --(a)
Accumulation unit value at end of period     $12.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.008               --(a)
Accumulation unit value at end of period     $12.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.004               --(a)
Accumulation unit value at end of period     $12.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.000               --(a)
Accumulation unit value at end of period     $12.449               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $24.760               --
Accumulation unit value at end of period     $27.560               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.424               --
Accumulation unit value at end of period      $9.437               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.146               --
Accumulation unit value at end of period      $9.112               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.648               --
Accumulation unit value at end of period     $13.009               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.093           $6.112
Accumulation unit value at end of period      $9.030           $8.093
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.566               --
Accumulation unit value at end of period     $12.891               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.030               --
Accumulation unit value at end of period      $8.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.403           $8.641
Accumulation unit value at end of period     $12.659          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                  10               10
INVESCO LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.915               --
Accumulation unit value at end of period     $17.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.872               --
Accumulation unit value at end of period     $17.348               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.854               --
Accumulation unit value at end of period     $17.301               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.836               --
Accumulation unit value at end of period     $17.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.823               --
Accumulation unit value at end of period     $17.222               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.811               --
Accumulation unit value at end of period     $17.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.787               --
Accumulation unit value at end of period     $17.128               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.763          $11.791
Accumulation unit value at end of period     $17.066          $14.763
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.775               --
Accumulation unit value at end of period     $14.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $20.304               --
Accumulation unit value at end of period     $24.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $20.096          $13.658
Accumulation unit value at end of period     $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.935               --
Accumulation unit value at end of period     $18.220               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.945               --
Accumulation unit value at end of period      $8.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.620               --
Accumulation unit value at end of period     $23.889               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.891           $4.700
Accumulation unit value at end of period      $8.373           $6.891
Number of accumulation units outstanding
 at end of period (in thousands)                  19                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.090          $13.039
Accumulation unit value at end of period     $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.520               --
Accumulation unit value at end of period     $12.240               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.568               --
Accumulation unit value at end of period     $10.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.880               --
Accumulation unit value at end of period     $10.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.547               --
Accumulation unit value at end of period     $12.195               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.829               --
Accumulation unit value at end of period      $9.991               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.479               --
Accumulation unit value at end of period     $12.085               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.768               --
Accumulation unit value at end of period      $9.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.345           $7.731
Accumulation unit value at end of period     $11.866           $9.345
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4
INVESCO SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.061               --
Accumulation unit value at end of period     $21.545               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.012               --
Accumulation unit value at end of period     $21.408               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.991               --
Accumulation unit value at end of period     $21.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.970               --
Accumulation unit value at end of period     $21.291               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.956               --
Accumulation unit value at end of period     $21.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.942               --
Accumulation unit value at end of period     $21.214               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.914               --
Accumulation unit value at end of period     $21.137               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.887          $13.681
Accumulation unit value at end of period     $21.060          $16.887
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
INVESCO VAN KAMPEN AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.370               --
Accumulation unit value at end of period     $27.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.325               --
Accumulation unit value at end of period     $22.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.302               --
Accumulation unit value at end of period     $22.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.280               --
Accumulation unit value at end of period     $22.132               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.265               --
Accumulation unit value at end of period     $22.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.250               --
Accumulation unit value at end of period     $22.051               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.220               --
Accumulation unit value at end of period     $21.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.015          $13.579
Accumulation unit value at end of period     $23.334          $18.015
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
INVESCO VAN KAMPEN COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.502               --
Accumulation unit value at end of period     $13.297               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.205               --
Accumulation unit value at end of period     $12.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.065               --
Accumulation unit value at end of period     $12.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.101               --
Accumulation unit value at end of period     $12.750               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.382               --
Accumulation unit value at end of period      $8.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.745               --
Accumulation unit value at end of period     $12.317               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.324           $5.565
Accumulation unit value at end of period      $8.378           $7.324
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.391           $7.907
Accumulation unit value at end of period     $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  53               44
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.628               --
Accumulation unit value at end of period     $16.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.230               --
Accumulation unit value at end of period     $15.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                 190               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.063               --
Accumulation unit value at end of period     $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                 289               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.898               --
Accumulation unit value at end of period     $15.519               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.801               --
Accumulation unit value at end of period      $9.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.806               --
Accumulation unit value at end of period     $15.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                 239               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.732           $7.040
Accumulation unit value at end of period      $9.712           $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.256          $10.702
Accumulation unit value at end of period     $14.714          $13.256
Number of accumulation units outstanding
 at end of period (in thousands)                 106              104
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.917               --
Accumulation unit value at end of period      $8.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                 129               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.819               --
Accumulation unit value at end of period      $9.900               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.814           $5.983
Accumulation unit value at end of period      $8.759           $7.814
Number of accumulation units outstanding
 at end of period (in thousands)                  24                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.612               --
Accumulation unit value at end of period     $10.758               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.764               --
Accumulation unit value at end of period      $8.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.544               --
Accumulation unit value at end of period     $10.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.703           $5.919
Accumulation unit value at end of period      $8.587           $7.703
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $7.239
Accumulation unit value at end of period     $10.467           $9.409
Number of accumulation units outstanding
 at end of period (in thousands)                  37               33
INVESCO VAN KAMPEN INTERNATIONAL GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.040               --
Accumulation unit value at end of period     $16.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.698               --
Accumulation unit value at end of period     $18.729               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.677               --
Accumulation unit value at end of period     $18.678               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.655               --
Accumulation unit value at end of period     $18.627               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.640               --
Accumulation unit value at end of period     $18.593               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.626               --
Accumulation unit value at end of period     $18.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.597               --
Accumulation unit value at end of period     $18.492               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.568          $12.839
Accumulation unit value at end of period     $18.425          $17.568
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $23.370               --
Accumulation unit value at end of period     $29.760               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.628               --
Accumulation unit value at end of period     $10.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.890               --
Accumulation unit value at end of period     $11.264               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.765               --
Accumulation unit value at end of period     $13.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.834           $6.450
Accumulation unit value at end of period     $11.165           $8.834
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.688               --
Accumulation unit value at end of period     $13.496               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.768           $6.415
Accumulation unit value at end of period     $11.049           $8.768
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.537           $7.720
Accumulation unit value at end of period     $13.252          $10.537
Number of accumulation units outstanding
 at end of period (in thousands)                  11               17
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.320               --
Accumulation unit value at end of period     $10.309               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.404               --
Accumulation unit value at end of period     $10.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.212               --
Accumulation unit value at end of period     $10.125               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.589               --
Accumulation unit value at end of period     $11.805               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.159           $6.761
Accumulation unit value at end of period     $10.034           $8.159
Number of accumulation units outstanding
 at end of period (in thousands)                  20                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.521               --
Accumulation unit value at end of period     $11.697               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.095               --
Accumulation unit value at end of period      $9.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.386           $7.804
Accumulation unit value at end of period     $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  29               29
VAN KAMPEN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.015               --
Accumulation unit value at end of period     $23.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.963               --
Accumulation unit value at end of period     $23.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.941               --
Accumulation unit value at end of period     $23.122               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.919               --
Accumulation unit value at end of period     $23.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.904               --
Accumulation unit value at end of period     $23.017               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.889               --
Accumulation unit value at end of period     $22.975               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.860          $13.557
Accumulation unit value at end of period     $22.892          $17.860
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.831          $13.552
Accumulation unit value at end of period     $22.809          $17.831
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.434               --
Accumulation unit value at end of period     $13.648               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.398               --
Accumulation unit value at end of period     $13.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.383               --
Accumulation unit value at end of period     $13.524               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.368               --
Accumulation unit value at end of period     $13.487               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.358          $10.442
Accumulation unit value at end of period     $13.463          $12.358
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.347               --
Accumulation unit value at end of period     $13.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.327          $10.437
Accumulation unit value at end of period     $13.389          $12.327
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $10.434
Accumulation unit value at end of period     $13.341          $12.307
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.670               --
Accumulation unit value at end of period     $21.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.710               --
Accumulation unit value at end of period      $7.836               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042               --
Accumulation unit value at end of period      $9.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.366               --
Accumulation unit value at end of period     $13.234               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990           $5.832
Accumulation unit value at end of period      $9.293           $7.990
Number of accumulation units outstanding
 at end of period (in thousands)                  19               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.286               --
Accumulation unit value at end of period     $13.114               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927           $5.798
Accumulation unit value at end of period      $9.193           $7.927
Number of accumulation units outstanding
 at end of period (in thousands)                  17               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.126           $8.149
Accumulation unit value at end of period     $12.878          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                  41               39
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.302               --
Accumulation unit value at end of period     $10.616               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.389               --
Accumulation unit value at end of period      $9.541               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.182           $7.540
Accumulation unit value at end of period     $10.426           $9.182
Number of accumulation units outstanding
 at end of period (in thousands)                  32               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.664               --
Accumulation unit value at end of period     $12.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.122           $7.503
Accumulation unit value at end of period     $10.332           $9.122
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.589               --
Accumulation unit value at end of period     $11.982               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.051               --
Accumulation unit value at end of period     $10.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.439           $8.616
Accumulation unit value at end of period     $11.766          $10.439
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $29.960               --
Accumulation unit value at end of period     $32.820               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.619               --
Accumulation unit value at end of period     $12.847               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.573               --
Accumulation unit value at end of period     $12.777               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.528               --
Accumulation unit value at end of period     $12.707               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.026           $8.636
Accumulation unit value at end of period     $12.142          $11.026
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.467               --
Accumulation unit value at end of period     $12.615               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $8.586
Accumulation unit value at end of period     $12.012          $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.346           $8.916
Accumulation unit value at end of period     $12.432          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3
JANUS BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.598               --
Accumulation unit value at end of period     $12.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.579               --
Accumulation unit value at end of period     $12.405               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.570               --
Accumulation unit value at end of period     $12.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.562               --
Accumulation unit value at end of period     $12.349               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.556          $10.000
Accumulation unit value at end of period     $12.331          $11.556
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.550               --
Accumulation unit value at end of period     $12.313               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.539               --
Accumulation unit value at end of period     $12.276               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.528          $10.000
Accumulation unit value at end of period     $12.239          $11.528
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.805               --
Accumulation unit value at end of period     $16.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.783               --
Accumulation unit value at end of period     $15.981               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.773               --
Accumulation unit value at end of period     $15.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.764               --
Accumulation unit value at end of period     $15.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.758               --
Accumulation unit value at end of period     $15.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.751               --
Accumulation unit value at end of period     $15.862               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.739               --
Accumulation unit value at end of period     $15.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.726          $10.000
Accumulation unit value at end of period     $15.768          $12.726
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $31.520               --
Accumulation unit value at end of period     $33.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.934               --
Accumulation unit value at end of period     $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.762               --
Accumulation unit value at end of period     $15.513               --
Number of accumulation units outstanding
 at end of period (in thousands)                 192               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.923               --
Accumulation unit value at end of period     $16.708               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.725           $7.622
Accumulation unit value at end of period     $10.195           $9.725
Number of accumulation units outstanding
 at end of period (in thousands)                  58               34
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.317               --
Accumulation unit value at end of period     $14.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.650           $7.577
Accumulation unit value at end of period     $10.085           $9.650
Number of accumulation units outstanding
 at end of period (in thousands)                  18                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.188          $11.942
Accumulation unit value at end of period     $15.842          $15.188
Number of accumulation units outstanding
 at end of period (in thousands)                  30               34
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $42.480               --
Accumulation unit value at end of period     $50.540               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.690               --
Accumulation unit value at end of period     $15.045               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.681          $10.000
Accumulation unit value at end of period     $15.012          $12.681
Number of accumulation units outstanding
 at end of period (in thousands)                 191              132
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.672               --
Accumulation unit value at end of period     $14.978               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.665          $10.000
Accumulation unit value at end of period     $14.956          $12.665
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.659               --
Accumulation unit value at end of period     $14.934               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.647          $10.000
Accumulation unit value at end of period     $14.889          $12.647
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.634          $10.000
Accumulation unit value at end of period     $14.845          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  56               46
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.110               --
Accumulation unit value at end of period     $11.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.859               --
Accumulation unit value at end of period     $11.585               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.845               --
Accumulation unit value at end of period     $11.554               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.832               --
Accumulation unit value at end of period     $11.522               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.823               --
Accumulation unit value at end of period     $11.501               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.814               --
Accumulation unit value at end of period     $11.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.796               --
Accumulation unit value at end of period     $11.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.779          $10.177
Accumulation unit value at end of period     $11.397          $10.779
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               --(a)
Accumulation unit value at end of period     $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.994               --(a)
Accumulation unit value at end of period      $9.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.991               --(a)
Accumulation unit value at end of period      $9.959               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988               --(a)
Accumulation unit value at end of period      $9.946               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.986               --(a)
Accumulation unit value at end of period      $9.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                 115               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.985               --(a)
Accumulation unit value at end of period      $9.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.981               --(a)
Accumulation unit value at end of period      $9.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.977               --(a)
Accumulation unit value at end of period      $9.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
JPMORGAN SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $27.710               --
Accumulation unit value at end of period     $33.790               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.285               --
Accumulation unit value at end of period     $20.447               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.265          $13.203
Accumulation unit value at end of period     $20.392          $16.265
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.245               --
Accumulation unit value at end of period     $20.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.232          $13.198
Accumulation unit value at end of period     $20.299          $16.232
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.218               --
Accumulation unit value at end of period     $20.262               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.192               --
Accumulation unit value at end of period     $20.188               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.165          $13.188
Accumulation unit value at end of period     $20.115          $16.165
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.350               --
Accumulation unit value at end of period     $11.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.022               --
Accumulation unit value at end of period     $24.024               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.999               --
Accumulation unit value at end of period     $23.958               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.977               --
Accumulation unit value at end of period     $23.893               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.962               --
Accumulation unit value at end of period     $23.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.948               --
Accumulation unit value at end of period     $23.806               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.918               --
Accumulation unit value at end of period     $23.720               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.889          $13.739
Accumulation unit value at end of period     $23.633          $17.889
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.570               --
Accumulation unit value at end of period     $18.200               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.438               --
Accumulation unit value at end of period     $23.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.415               --
Accumulation unit value at end of period     $22.991               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.393               --
Accumulation unit value at end of period     $22.928               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.377               --
Accumulation unit value at end of period     $22.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.362               --
Accumulation unit value at end of period     $22.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.332               --
Accumulation unit value at end of period     $22.762               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.302          $14.190
Accumulation unit value at end of period     $22.679          $18.302
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.700               --(a)
Accumulation unit value at end of period     $10.250               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.873               --(a)
Accumulation unit value at end of period     $11.508               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.870               --(a)
Accumulation unit value at end of period     $11.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.867               --(a)
Accumulation unit value at end of period     $11.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.865               --(a)
Accumulation unit value at end of period     $11.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.863               --(a)
Accumulation unit value at end of period     $11.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.860               --(a)
Accumulation unit value at end of period     $11.440               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.856               --(a)
Accumulation unit value at end of period     $11.421               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
JPMORGAN U.S REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.190               --
Accumulation unit value at end of period     $15.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $22.192               --
Accumulation unit value at end of period     $28.829               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $22.165               --
Accumulation unit value at end of period     $28.751               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $22.137               --
Accumulation unit value at end of period     $28.672               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $22.119               --
Accumulation unit value at end of period     $28.620               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $22.101               --
Accumulation unit value at end of period     $28.568               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $22.065               --
Accumulation unit value at end of period     $28.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $22.028          $14.548
Accumulation unit value at end of period     $28.361          $22.028
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.450               --
Accumulation unit value at end of period     $21.300               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.493               --
Accumulation unit value at end of period     $20.061               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.472          $13.089
Accumulation unit value at end of period     $20.006          $16.472
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.452               --
Accumulation unit value at end of period     $19.952               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.439          $13.084
Accumulation unit value at end of period     $19.915          $16.439
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.425               --
Accumulation unit value at end of period     $19.879               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.398               --
Accumulation unit value at end of period     $19.807               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.371          $13.073
Accumulation unit value at end of period     $19.735          $16.371
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.760               --
Accumulation unit value at end of period     $17.240               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.615               --
Accumulation unit value at end of period     $10.757               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.581           $6.514
Accumulation unit value at end of period     $10.698           $8.581
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.547               --
Accumulation unit value at end of period     $10.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.525               --
Accumulation unit value at end of period     $10.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.502               --
Accumulation unit value at end of period     $10.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.457               --
Accumulation unit value at end of period     $10.486               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.413           $6.418
Accumulation unit value at end of period     $10.410           $8.413
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.930               --
Accumulation unit value at end of period     $15.140               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.889               --
Accumulation unit value at end of period      $9.794               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.296           $7.598
Accumulation unit value at end of period     $10.226           $9.296
Number of accumulation units outstanding
 at end of period (in thousands)                 139              106

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.400               --
Accumulation unit value at end of period     $11.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.769           $7.179
Accumulation unit value at end of period      $9.623           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                  13                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.326               --
Accumulation unit value at end of period     $11.320               --
Number of accumulation units outstanding
 at end of period (in thousands)                  85               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.701           $7.138
Accumulation unit value at end of period      $9.519           $8.701
Number of accumulation units outstanding
 at end of period (in thousands)                  68               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.181           $8.363
Accumulation unit value at end of period     $11.116          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                 165              129
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.050               --
Accumulation unit value at end of period     $14.330               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.323               --
Accumulation unit value at end of period      $9.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.769           $6.955
Accumulation unit value at end of period      $9.732           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                 212              138
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988               --
Accumulation unit value at end of period     $11.067               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.187           $6.505
Accumulation unit value at end of period      $9.063           $8.187
Number of accumulation units outstanding
 at end of period (in thousands)                  60                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.917               --
Accumulation unit value at end of period     $10.967               --
Number of accumulation units outstanding
 at end of period (in thousands)                 186               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.123           $6.467
Accumulation unit value at end of period      $8.966           $8.123
Number of accumulation units outstanding
 at end of period (in thousands)                  67               29
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.777           $7.794
Accumulation unit value at end of period     $10.769           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                 115               75

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.330               --
Accumulation unit value at end of period     $16.970               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.849               --
Accumulation unit value at end of period      $8.792               --
Number of accumulation units outstanding
 at end of period (in thousands)                  84               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.326           $6.446
Accumulation unit value at end of period      $9.312           $8.326
Number of accumulation units outstanding
 at end of period (in thousands)                 180              116
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.631               --
Accumulation unit value at end of period     $10.756               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.708           $5.977
Accumulation unit value at end of period      $8.599           $7.708
Number of accumulation units outstanding
 at end of period (in thousands)                  29                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.563               --
Accumulation unit value at end of period     $10.658               --
Number of accumulation units outstanding
 at end of period (in thousands)                 159               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.648           $5.942
Accumulation unit value at end of period      $8.507           $7.648
Number of accumulation units outstanding
 at end of period (in thousands)                  41               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.428           $7.335
Accumulation unit value at end of period     $10.466           $9.428
Number of accumulation units outstanding
 at end of period (in thousands)                 102               77
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.740               --(a)
Accumulation unit value at end of period     $18.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.823               --(a)
Accumulation unit value at end of period     $11.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.821               --(a)
Accumulation unit value at end of period     $11.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.818               --(a)
Accumulation unit value at end of period     $11.533               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.816               --(a)
Accumulation unit value at end of period     $11.524               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.814               --(a)
Accumulation unit value at end of period     $11.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.810               --(a)
Accumulation unit value at end of period     $11.494               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.806               --(a)
Accumulation unit value at end of period     $11.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.030               --
Accumulation unit value at end of period     $10.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.973               --
Accumulation unit value at end of period     $10.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.055           $8.596
Accumulation unit value at end of period     $10.917          $10.055
Number of accumulation units outstanding
 at end of period (in thousands)                  48               38
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.100               --
Accumulation unit value at end of period     $12.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.881           $8.462
Accumulation unit value at end of period     $10.701           $9.881
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.022               --
Accumulation unit value at end of period     $11.925               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.804           $8.412
Accumulation unit value at end of period     $10.586           $9.804
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.866           $9.337
Accumulation unit value at end of period     $11.710          $10.866
Number of accumulation units outstanding
 at end of period (in thousands)                  59               44
LKCM AQUINAS VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.810               --(a)
Accumulation unit value at end of period     $12.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.177               --(a)
Accumulation unit value at end of period     $11.978               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.173               --(a)
Accumulation unit value at end of period     $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.170               --(a)
Accumulation unit value at end of period     $11.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.168               --(a)
Accumulation unit value at end of period     $11.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.166               --(a)
Accumulation unit value at end of period     $11.927               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.162               --(a)
Accumulation unit value at end of period     $11.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.158               --(a)
Accumulation unit value at end of period     $11.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.260               --
Accumulation unit value at end of period     $14.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.022               --
Accumulation unit value at end of period     $15.782               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.005               --
Accumulation unit value at end of period     $15.739               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.987               --
Accumulation unit value at end of period     $15.696               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.976          $10.987
Accumulation unit value at end of period     $15.667          $13.976
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.964               --
Accumulation unit value at end of period     $15.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.941          $10.981
Accumulation unit value at end of period     $15.582          $13.941
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.919          $10.978
Accumulation unit value at end of period     $15.525          $13.919
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.220               --
Accumulation unit value at end of period     $11.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.929               --
Accumulation unit value at end of period      $9.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.240               --
Accumulation unit value at end of period      $8.233               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.808               --
Accumulation unit value at end of period     $10.002               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.193               --
Accumulation unit value at end of period      $8.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.745               --
Accumulation unit value at end of period      $9.911               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.136               --
Accumulation unit value at end of period      $8.071               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.622               --
Accumulation unit value at end of period      $9.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --
LORD ABBETT CLASSIC STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $26.090               --
Accumulation unit value at end of period     $29.590               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.995               --
Accumulation unit value at end of period     $10.202               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.807               --
Accumulation unit value at end of period      $9.974               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.774               --
Accumulation unit value at end of period      $9.922               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.752               --
Accumulation unit value at end of period      $9.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.730               --
Accumulation unit value at end of period      $9.852               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.687               --
Accumulation unit value at end of period      $9.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.643           $6.952
Accumulation unit value at end of period      $9.715           $8.643
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6
LORD ABBETT DEVELOPING GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.837               --
Accumulation unit value at end of period     $12.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.155               --
Accumulation unit value at end of period     $12.457               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.727               --
Accumulation unit value at end of period     $11.857               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.694               --
Accumulation unit value at end of period     $11.794               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.673           $6.671
Accumulation unit value at end of period     $11.753           $8.673
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.651               --
Accumulation unit value at end of period     $11.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.608           $6.634
Accumulation unit value at end of period     $11.630           $8.608
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.564           $6.610
Accumulation unit value at end of period     $11.549           $8.564
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.870               --
Accumulation unit value at end of period     $12.920               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.177               --
Accumulation unit value at end of period     $10.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.189               --
Accumulation unit value at end of period     $20.390               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.372               --
Accumulation unit value at end of period     $22.944               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $27.737          $22.071
Accumulation unit value at end of period     $32.819          $27.737
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.882               --
Accumulation unit value at end of period     $10.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.444           $9.125
Accumulation unit value at end of period     $13.501          $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                   6                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.165           $9.712
Accumulation unit value at end of period     $14.322          $12.165
Number of accumulation units outstanding
 at end of period (in thousands)                  38               30
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.360               --
Accumulation unit value at end of period     $22.630               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.546               --
Accumulation unit value at end of period     $11.725               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.641               --
Accumulation unit value at end of period     $11.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.605               --
Accumulation unit value at end of period     $11.762               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.581               --
Accumulation unit value at end of period     $11.721               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.557               --
Accumulation unit value at end of period     $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.509               --
Accumulation unit value at end of period     $11.598               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.462               --
Accumulation unit value at end of period     $11.517               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.867               --
Accumulation unit value at end of period      $8.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.011               --
Accumulation unit value at end of period      $8.503               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.766               --
Accumulation unit value at end of period      $8.230               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.637               --
Accumulation unit value at end of period     $11.257               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.715               --
Accumulation unit value at end of period      $8.156               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.562               --
Accumulation unit value at end of period     $11.155               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.655               --
Accumulation unit value at end of period      $8.068               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.413               --
Accumulation unit value at end of period     $10.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
LORD ABBETT SMALL-CAP BLEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.390               --
Accumulation unit value at end of period     $15.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.484               --
Accumulation unit value at end of period      $9.579               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.381               --
Accumulation unit value at end of period      $9.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.663               --
Accumulation unit value at end of period     $10.877               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.862           $6.426
Accumulation unit value at end of period      $8.841           $7.862
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.595               --
Accumulation unit value at end of period     $10.778               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.801           $6.389
Accumulation unit value at end of period      $8.746           $7.801
Number of accumulation units outstanding
 at end of period (in thousands)                  30                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.459           $7.757
Accumulation unit value at end of period     $10.584           $9.459
Number of accumulation units outstanding
 at end of period (in thousands)                  49               53
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.770               --
Accumulation unit value at end of period     $10.690               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.161               --
Accumulation unit value at end of period     $11.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.902               --
Accumulation unit value at end of period     $12.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.858               --
Accumulation unit value at end of period     $12.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.828               --
Accumulation unit value at end of period     $12.635               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.798               --
Accumulation unit value at end of period     $12.591               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.739               --
Accumulation unit value at end of period     $12.503               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.681               --
Accumulation unit value at end of period     $12.416               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.890               --(a)
Accumulation unit value at end of period     $15.830               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.429               --(a)
Accumulation unit value at end of period     $12.184               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.426               --(a)
Accumulation unit value at end of period     $12.169               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.423               --(a)
Accumulation unit value at end of period     $12.154               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.421               --(a)
Accumulation unit value at end of period     $12.143               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.418               --(a)
Accumulation unit value at end of period     $12.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.414               --(a)
Accumulation unit value at end of period     $12.113               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.410               --(a)
Accumulation unit value at end of period     $12.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.280               --
Accumulation unit value at end of period     $19.100               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.190               --
Accumulation unit value at end of period     $17.991               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.170               --
Accumulation unit value at end of period     $17.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.150               --
Accumulation unit value at end of period     $17.893               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.137          $12.575
Accumulation unit value at end of period     $17.860          $16.137
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.123               --
Accumulation unit value at end of period     $17.828               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.097          $12.569
Accumulation unit value at end of period     $17.763          $16.097
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.071          $12.565
Accumulation unit value at end of period     $17.698          $16.071
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MFS(R) CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.540               --
Accumulation unit value at end of period     $17.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.797               --
Accumulation unit value at end of period     $16.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.779               --
Accumulation unit value at end of period     $16.607               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.761               --
Accumulation unit value at end of period     $16.562               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.748               --
Accumulation unit value at end of period     $16.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.736               --
Accumulation unit value at end of period     $16.501               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.712               --
Accumulation unit value at end of period     $16.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.688          $12.025
Accumulation unit value at end of period     $16.382          $14.688
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.455               --(a)
Accumulation unit value at end of period     $11.028               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.448               --(a)
Accumulation unit value at end of period     $10.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --


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

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.445               --  (a)
Accumulation unit value at end of period     $10.981               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.442               --  (a)
Accumulation unit value at end of period     $10.968               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.440               --  (a)
Accumulation unit value at end of period     $10.958               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.439               --  (a)
Accumulation unit value at end of period     $10.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.435               --  (a)
Accumulation unit value at end of period     $10.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.431               --  (a)
Accumulation unit value at end of period     $10.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.053               --
Accumulation unit value at end of period     $11.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.988               --
Accumulation unit value at end of period     $11.454               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.961          $10.702
Accumulation unit value at end of period     $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  51               24
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.933               --
Accumulation unit value at end of period     $11.362               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.915          $10.675
Accumulation unit value at end of period     $11.332          $10.915
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.897               --
Accumulation unit value at end of period     $11.302               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.861          $10.643
Accumulation unit value at end of period     $11.242          $10.861
Number of accumulation units outstanding
 at end of period (in thousands)                  21               12

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.621
Accumulation unit value at end of period     $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  48               46
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.730               --
Accumulation unit value at end of period     $24.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.504               --
Accumulation unit value at end of period     $17.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.484               --
Accumulation unit value at end of period     $17.900               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.463               --
Accumulation unit value at end of period     $17.851               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.450          $12.602
Accumulation unit value at end of period     $17.819          $16.450
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.436               --
Accumulation unit value at end of period     $17.786               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.409          $12.596
Accumulation unit value at end of period     $17.722          $16.409
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.382          $12.592
Accumulation unit value at end of period     $17.657          $16.382
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.030               --
Accumulation unit value at end of period     $10.430               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.175               --
Accumulation unit value at end of period     $12.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.444               --
Accumulation unit value at end of period     $12.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.082               --
Accumulation unit value at end of period     $12.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.370               --
Accumulation unit value at end of period     $12.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.998               --
Accumulation unit value at end of period     $12.872               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.281               --
Accumulation unit value at end of period     $12.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.830          $10.337
Accumulation unit value at end of period     $12.642          $11.830
Number of accumulation units outstanding
 at end of period (in thousands)                   1                3
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.780               --
Accumulation unit value at end of period     $15.080               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.683               --
Accumulation unit value at end of period      $8.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.664               --
Accumulation unit value at end of period      $8.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.645               --
Accumulation unit value at end of period      $8.425               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.632               --
Accumulation unit value at end of period      $8.402               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.619               --
Accumulation unit value at end of period      $8.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.594               --
Accumulation unit value at end of period      $8.335               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.569           $5.636
Accumulation unit value at end of period      $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  26               21
MFS(R) TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.483               --
Accumulation unit value at end of period     $22.200               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.429               --
Accumulation unit value at end of period     $22.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.407               --
Accumulation unit value at end of period     $21.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.384               --
Accumulation unit value at end of period     $21.939               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.369               --
Accumulation unit value at end of period     $21.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.354               --
Accumulation unit value at end of period     $21.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.324               --
Accumulation unit value at end of period     $21.780               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.293          $13.645
Accumulation unit value at end of period     $21.700          $18.293
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.140               --
Accumulation unit value at end of period     $14.110               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.369               --
Accumulation unit value at end of period     $10.278               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.904           $7.514
Accumulation unit value at end of period      $9.753           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.336               --
Accumulation unit value at end of period     $11.305               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.846           $7.478
Accumulation unit value at end of period      $9.665           $8.846
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.264               --
Accumulation unit value at end of period     $11.204               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.777           $7.434
Accumulation unit value at end of period      $9.561           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.121           $8.585
Accumulation unit value at end of period     $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.930               --
Accumulation unit value at end of period     $16.400               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.083               --
Accumulation unit value at end of period     $10.275               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.726               --
Accumulation unit value at end of period      $9.856               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.962               --
Accumulation unit value at end of period     $13.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.669           $6.617
Accumulation unit value at end of period      $9.768           $8.669
Number of accumulation units outstanding
 at end of period (in thousands)                  14                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.882               --
Accumulation unit value at end of period     $13.374               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.602               --
Accumulation unit value at end of period      $9.662               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.722           $8.977
Accumulation unit value at end of period     $13.141          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.138               --
Accumulation unit value at end of period      $9.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.063               --
Accumulation unit value at end of period      $8.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.031           $6.422
Accumulation unit value at end of period      $8.902           $8.031
Number of accumulation units outstanding
 at end of period (in thousands)                  38                4

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.999               --
Accumulation unit value at end of period      $8.853               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.810           $6.256
Accumulation unit value at end of period      $8.636           $7.810
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.957               --
Accumulation unit value at end of period      $8.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.749           $6.220
Accumulation unit value at end of period      $8.543           $7.749
Number of accumulation units outstanding
 at end of period (in thousands)                  12                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.873           $6.328
Accumulation unit value at end of period      $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  35               21
MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.823               --
Accumulation unit value at end of period     $28.570               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.199               --
Accumulation unit value at end of period     $12.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.040               --
Accumulation unit value at end of period     $12.505               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.973               --
Accumulation unit value at end of period     $12.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.396               --
Accumulation unit value at end of period     $20.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.884               --
Accumulation unit value at end of period     $12.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.356               --
Accumulation unit value at end of period     $20.261               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.807           $7.772
Accumulation unit value at end of period     $12.124           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.400               --
Accumulation unit value at end of period     $12.240               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.135               --
Accumulation unit value at end of period      $8.984               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.427               --
Accumulation unit value at end of period      $8.189               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.905               --
Accumulation unit value at end of period      $9.805               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.496               --
Accumulation unit value at end of period      $8.245               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.842               --
Accumulation unit value at end of period      $9.716               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.005           $5.613
Accumulation unit value at end of period      $7.682           $7.005
Number of accumulation units outstanding
 at end of period (in thousands)                  19                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.717           $6.994
Accumulation unit value at end of period      $9.540           $8.717
Number of accumulation units outstanding
 at end of period (in thousands)                  27               24
MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.764               --
Accumulation unit value at end of period      $9.735               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.895               --
Accumulation unit value at end of period      $9.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.651           $7.363
Accumulation unit value at end of period      $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                  53               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.381               --
Accumulation unit value at end of period     $12.560               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.594           $7.327
Accumulation unit value at end of period      $9.475           $8.594
Number of accumulation units outstanding
 at end of period (in thousands)                 128               50

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.134               --
Accumulation unit value at end of period     $10.060               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.527           $7.285
Accumulation unit value at end of period      $9.373           $8.527
Number of accumulation units outstanding
 at end of period (in thousands)                  31               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.073           $7.761
Accumulation unit value at end of period      $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 197              159
MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.636               --
Accumulation unit value at end of period     $15.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.550               --
Accumulation unit value at end of period      $8.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.109               --
Accumulation unit value at end of period     $14.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.955               --
Accumulation unit value at end of period     $14.340               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.305           $5.796
Accumulation unit value at end of period      $8.078           $7.305
Number of accumulation units outstanding
 at end of period (in thousands)                  28                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.761               --
Accumulation unit value at end of period     $14.097               --
Number of accumulation units outstanding
 at end of period (in thousands)                 102               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.248           $5.762
Accumulation unit value at end of period      $7.991           $7.248
Number of accumulation units outstanding
 at end of period (in thousands)                  15                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.357           $9.836
Accumulation unit value at end of period     $13.596          $12.357
Number of accumulation units outstanding
 at end of period (in thousands)                  43               37
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.050               --(a)
Accumulation unit value at end of period     $17.370               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.116               --(a)
Accumulation unit value at end of period     $12.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.112               --(a)
Accumulation unit value at end of period     $12.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.109               --(a)
Accumulation unit value at end of period     $12.016               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.107               --(a)
Accumulation unit value at end of period     $12.005               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.105               --(a)
Accumulation unit value at end of period     $11.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.101               --(a)
Accumulation unit value at end of period     $11.975               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.097               --(a)
Accumulation unit value at end of period     $11.955               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.223               --(a)
Accumulation unit value at end of period     $12.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.216               --(a)
Accumulation unit value at end of period     $12.915               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.213               --(a)
Accumulation unit value at end of period     $12.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.210               --(a)
Accumulation unit value at end of period     $12.882               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.208               --(a)
Accumulation unit value at end of period     $12.871               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.206               --(a)
Accumulation unit value at end of period     $12.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.202               --(a)
Accumulation unit value at end of period     $12.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.198               --(a)
Accumulation unit value at end of period     $12.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
NUVEEN MID CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.338               --(a)
Accumulation unit value at end of period     $12.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.331               --(a)
Accumulation unit value at end of period     $12.337               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.328               --(a)
Accumulation unit value at end of period     $12.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.325               --(a)
Accumulation unit value at end of period     $12.306               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.323               --(a)
Accumulation unit value at end of period     $12.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.321               --(a)
Accumulation unit value at end of period     $12.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.317               --(a)
Accumulation unit value at end of period     $12.264               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.312               --(a)
Accumulation unit value at end of period     $12.243               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $60.083               --
Accumulation unit value at end of period     $76.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $48.590               --
Accumulation unit value at end of period     $61.486               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $48.106               --
Accumulation unit value at end of period     $60.782               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $31.025               --
Accumulation unit value at end of period     $39.142               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.015               --
Accumulation unit value at end of period     $13.307               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $46.994               --
Accumulation unit value at end of period     $59.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.009               --
Accumulation unit value at end of period     $13.274               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $45.755               --
Accumulation unit value at end of period     $57.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $71.519               --
Accumulation unit value at end of period     $82.731               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.629               --
Accumulation unit value at end of period      $9.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.148               --
Accumulation unit value at end of period     $17.436               --
Number of accumulation units outstanding
 at end of period (in thousands)                  80               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.970               --
Accumulation unit value at end of period     $17.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.865           $5.801
Accumulation unit value at end of period      $9.030           $7.865
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.819               --
Accumulation unit value at end of period     $16.998               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.804           $5.767
Accumulation unit value at end of period      $8.933           $7.804
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.279          $10.567
Accumulation unit value at end of period     $16.313          $14.279
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $3.950               --
Accumulation unit value at end of period      $4.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.892               --
Accumulation unit value at end of period     $11.433               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.570               --
Accumulation unit value at end of period     $12.198               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.715               --
Accumulation unit value at end of period     $13.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.504               --
Accumulation unit value at end of period     $12.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.631               --
Accumulation unit value at end of period     $13.376               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.425               --
Accumulation unit value at end of period     $11.965               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.467           $9.485
Accumulation unit value at end of period     $13.134          $11.467
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $35.930               --
Accumulation unit value at end of period     $49.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.690               --
Accumulation unit value at end of period     $16.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.732               --
Accumulation unit value at end of period     $19.573               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.441               --
Accumulation unit value at end of period     $29.843               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.649           $7.961
Accumulation unit value at end of period     $19.397          $12.649
Number of accumulation units outstanding
 at end of period (in thousands)                  10                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.304               --
Accumulation unit value at end of period     $29.573               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.550           $7.915
Accumulation unit value at end of period     $19.189          $12.550
Number of accumulation units outstanding
 at end of period (in thousands)                  20                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.032          $12.018
Accumulation unit value at end of period     $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  22               18
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.130               --
Accumulation unit value at end of period     $13.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.091               --
Accumulation unit value at end of period     $12.955               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.973               --
Accumulation unit value at end of period     $12.809               --
Number of accumulation units outstanding
 at end of period (in thousands)                  77               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.649               --
Accumulation unit value at end of period     $14.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.895          $10.337
Accumulation unit value at end of period     $12.694          $11.895
Number of accumulation units outstanding
 at end of period (in thousands)                  44               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.552               --
Accumulation unit value at end of period     $14.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.802          $10.277
Accumulation unit value at end of period     $12.557          $11.802
Number of accumulation units outstanding
 at end of period (in thousands)                  47               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.360          $11.649
Accumulation unit value at end of period     $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                 104               89
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $24.590               --
Accumulation unit value at end of period     $28.060               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.350               --
Accumulation unit value at end of period      $9.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.921               --
Accumulation unit value at end of period      $9.040               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712               --
Accumulation unit value at end of period     $13.346               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.897           $5.911
Accumulation unit value at end of period      $8.989           $7.897
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.630               --
Accumulation unit value at end of period     $13.225               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.835               --
Accumulation unit value at end of period      $8.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.466           $8.611
Accumulation unit value at end of period     $12.987          $11.466
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7
OPPENHEIMER MAIN STREET SELECT FUND(TM )
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.739               --
Accumulation unit value at end of period      $9.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.996               --
Accumulation unit value at end of period      $9.310               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.639               --
Accumulation unit value at end of period      $8.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.574               --
Accumulation unit value at end of period     $11.113               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.589               --
Accumulation unit value at end of period      $8.801               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.506               --
Accumulation unit value at end of period     $11.013               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.530           $6.102
Accumulation unit value at end of period      $8.706           $7.530
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.372               --
Accumulation unit value at end of period     $10.814               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND( TM )
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.590               --
Accumulation unit value at end of period     $20.430               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.541               --
Accumulation unit value at end of period      $9.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.439               --
Accumulation unit value at end of period      $9.116               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.865               --
Accumulation unit value at end of period     $10.847               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.391               --
Accumulation unit value at end of period      $9.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.802               --
Accumulation unit value at end of period     $10.748               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.333           $5.832
Accumulation unit value at end of period      $8.936           $7.333
Number of accumulation units outstanding
 at end of period (in thousands)                  27                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.678           $6.910
Accumulation unit value at end of period     $10.554           $8.678
Number of accumulation units outstanding
 at end of period (in thousands)                  30               28
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.910               --
Accumulation unit value at end of period     $18.750               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.536               --
Accumulation unit value at end of period      $8.283               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.868               --
Accumulation unit value at end of period      $8.691               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.484               --
Accumulation unit value at end of period      $8.193               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.768               --
Accumulation unit value at end of period      $8.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.450               --
Accumulation unit value at end of period      $8.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.715               --
Accumulation unit value at end of period      $8.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $6.382           $4.325
Accumulation unit value at end of period      $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $26.580               --
Accumulation unit value at end of period     $32.040               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $6.926               --
Accumulation unit value at end of period      $8.320               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.676               --
Accumulation unit value at end of period      $8.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.180               --
Accumulation unit value at end of period     $10.994               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.513               --
Accumulation unit value at end of period     $10.185               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.115               --
Accumulation unit value at end of period     $10.894               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.477           $5.728
Accumulation unit value at end of period     $10.112           $8.477
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.986           $7.094
Accumulation unit value at end of period     $10.698           $8.986
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.325               --
Accumulation unit value at end of period     $14.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.304               --
Accumulation unit value at end of period     $14.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.295               --
Accumulation unit value at end of period     $14.010               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.286               --
Accumulation unit value at end of period     $13.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.280               --
Accumulation unit value at end of period     $13.958               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.274               --
Accumulation unit value at end of period     $13.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.262          $10.000
Accumulation unit value at end of period     $13.896          $12.262
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.250          $10.000
Accumulation unit value at end of period     $13.855          $12.250
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.007               --
Accumulation unit value at end of period     $13.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.118               --
Accumulation unit value at end of period     $14.212               --
Number of accumulation units outstanding
 at end of period (in thousands)                  87               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.008          $11.696
Accumulation unit value at end of period     $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                  41               23
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.898               --
Accumulation unit value at end of period     $13.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.709          $10.547
Accumulation unit value at end of period     $12.635          $11.709
Number of accumulation units outstanding
 at end of period (in thousands)                  45               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.754               --
Accumulation unit value at end of period     $13.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.618          $10.249
Accumulation unit value at end of period     $12.499          $11.618
Number of accumulation units outstanding
 at end of period (in thousands)                  33                8

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.470          $11.269
Accumulation unit value at end of period     $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                  83               69
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.750               --
Accumulation unit value at end of period     $13.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.972               --
Accumulation unit value at end of period     $12.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                 123               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.585          $11.444
Accumulation unit value at end of period     $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 357              141
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.042               --
Accumulation unit value at end of period     $14.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.503          $11.389
Accumulation unit value at end of period     $13.452          $12.503
Number of accumulation units outstanding
 at end of period (in thousands)                 124               53
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.950               --
Accumulation unit value at end of period     $13.918               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.406          $11.149
Accumulation unit value at end of period     $13.307          $12.406
Number of accumulation units outstanding
 at end of period (in thousands)                 110               29
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.767          $11.668
Accumulation unit value at end of period     $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 224              192
PIONEER CULLEN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.587               --(a)
Accumulation unit value at end of period     $11.206               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.580               --(a)
Accumulation unit value at end of period     $11.173               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.577               --(a)
Accumulation unit value at end of period     $11.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.574               --(a)
Accumulation unit value at end of period     $11.145               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.572               --  (a)
Accumulation unit value at end of period     $11.135               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.570               --  (a)
Accumulation unit value at end of period     $11.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.566               --  (a)
Accumulation unit value at end of period     $11.107               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.563               --  (a)
Accumulation unit value at end of period     $11.088               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $26.550               --
Accumulation unit value at end of period     $30.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.938               --
Accumulation unit value at end of period     $10.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.903           $6.104
Accumulation unit value at end of period     $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  42                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.868               --
Accumulation unit value at end of period     $10.234               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.539               --
Accumulation unit value at end of period      $9.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.821               --
Accumulation unit value at end of period     $10.160               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.472           $4.475
Accumulation unit value at end of period      $9.739           $8.472
Number of accumulation units outstanding
 at end of period (in thousands)                  25                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.728           $6.014
Accumulation unit value at end of period     $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34
PIONEER EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $21.640               --
Accumulation unit value at end of period     $25.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.060               --
Accumulation unit value at end of period     $17.882               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.041               --
Accumulation unit value at end of period     $17.833               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.022               --
Accumulation unit value at end of period     $17.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.010               --
Accumulation unit value at end of period     $17.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.998               --
Accumulation unit value at end of period     $17.720               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.973               --
Accumulation unit value at end of period     $17.655               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.948          $12.240
Accumulation unit value at end of period     $17.591          $14.948
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
PIONEER FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $35.720               --
Accumulation unit value at end of period     $40.960               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.373               --
Accumulation unit value at end of period      $9.655               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.747               --
Accumulation unit value at end of period      $8.920               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.655               --
Accumulation unit value at end of period     $11.099               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.697               --
Accumulation unit value at end of period      $8.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.586               --
Accumulation unit value at end of period     $10.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.637               --
Accumulation unit value at end of period      $8.745               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.451           $7.465
Accumulation unit value at end of period     $10.800           $9.451
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.030               --
Accumulation unit value at end of period     $21.130               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.659               --
Accumulation unit value at end of period     $10.161               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.538               --
Accumulation unit value at end of period      $8.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.512               --
Accumulation unit value at end of period     $11.128               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.489           $5.999
Accumulation unit value at end of period      $8.752           $7.489
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.444               --
Accumulation unit value at end of period     $11.026               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.430           $5.562
Accumulation unit value at end of period      $8.658           $7.430
Number of accumulation units outstanding
 at end of period (in thousands)                  24               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.310           $7.483
Accumulation unit value at end of period     $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.480               --
Accumulation unit value at end of period     $28.980               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.278               --
Accumulation unit value at end of period     $20.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.258               --
Accumulation unit value at end of period     $20.855               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.238               --
Accumulation unit value at end of period     $20.798               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.225          $13.114
Accumulation unit value at end of period     $20.760          $16.225
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.212               --
Accumulation unit value at end of period     $20.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.185               --
Accumulation unit value at end of period     $20.647               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.158          $13.104
Accumulation unit value at end of period     $20.572          $16.158
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.360               --
Accumulation unit value at end of period     $10.940               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.871               --
Accumulation unit value at end of period     $13.209               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.978           $9.843
Accumulation unit value at end of period     $13.307          $11.978
Number of accumulation units outstanding
 at end of period (in thousands)                  31               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.557               --
Accumulation unit value at end of period     $13.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.776           $9.694
Accumulation unit value at end of period     $13.050          $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.468               --
Accumulation unit value at end of period     $13.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.684           $9.637
Accumulation unit value at end of period     $12.910          $11.684
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.292          $10.152
Accumulation unit value at end of period     $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.918               --
Accumulation unit value at end of period     $19.237               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.866               --
Accumulation unit value at end of period     $19.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.844               --
Accumulation unit value at end of period     $19.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.822               --
Accumulation unit value at end of period     $19.011               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.807          $12.588
Accumulation unit value at end of period     $18.976          $17.807
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.793               --
Accumulation unit value at end of period     $18.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.764               --
Accumulation unit value at end of period     $18.873               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.734          $12.578
Accumulation unit value at end of period     $18.804          $17.734
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $22.820               --
Accumulation unit value at end of period     $27.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.163               --
Accumulation unit value at end of period     $19.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.143               --
Accumulation unit value at end of period     $19.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.123               --
Accumulation unit value at end of period     $19.219               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.110          $12.579
Accumulation unit value at end of period     $19.184          $16.110
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.096               --
Accumulation unit value at end of period     $19.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.070          $12.573
Accumulation unit value at end of period     $19.080          $16.070
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.043          $12.569
Accumulation unit value at end of period     $19.010          $16.043
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.210               --
Accumulation unit value at end of period      $9.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.103               --
Accumulation unit value at end of period     $10.217               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.103               --
Accumulation unit value at end of period      $9.081               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.219               --
Accumulation unit value at end of period     $11.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.050               --
Accumulation unit value at end of period      $8.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.147               --
Accumulation unit value at end of period     $11.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.988               --
Accumulation unit value at end of period      $8.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $7.783
Accumulation unit value at end of period     $11.126          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.204               --
Accumulation unit value at end of period     $12.699               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.054               --
Accumulation unit value at end of period     $12.485               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.064           $8.673
Accumulation unit value at end of period     $12.478          $11.064
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.297               --
Accumulation unit value at end of period     $13.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.995           $8.634
Accumulation unit value at end of period     $12.369          $10.995
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.210               --
Accumulation unit value at end of period     $13.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.912               --
Accumulation unit value at end of period     $12.239               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.037           $9.484
Accumulation unit value at end of period     $13.474          $12.037
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $30.310               --
Accumulation unit value at end of period     $35.670               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.660               --
Accumulation unit value at end of period      $9.061               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.630               --
Accumulation unit value at end of period      $9.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.600               --
Accumulation unit value at end of period      $8.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.581           $5.288
Accumulation unit value at end of period      $8.931           $7.581
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.561               --
Accumulation unit value at end of period      $8.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.521               --
Accumulation unit value at end of period      $8.835               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.482           $5.237
Accumulation unit value at end of period      $8.771           $7.482
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.900               --
Accumulation unit value at end of period     $11.790               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.579               --
Accumulation unit value at end of period     $23.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.556          $13.499
Accumulation unit value at end of period     $23.489          $18.556
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.533               --
Accumulation unit value at end of period     $23.425               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.518               --
Accumulation unit value at end of period     $23.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.502               --
Accumulation unit value at end of period     $23.340               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.472          $13.487
Accumulation unit value at end of period     $23.255          $18.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.442          $13.483
Accumulation unit value at end of period     $23.170          $18.442
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.640               --
Accumulation unit value at end of period     $13.510               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.433               --
Accumulation unit value at end of period     $22.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.412          $13.732
Accumulation unit value at end of period     $22.242          $17.412
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.390               --
Accumulation unit value at end of period     $22.181               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.376          $13.727
Accumulation unit value at end of period     $22.141          $17.376
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.362               --
Accumulation unit value at end of period     $22.101               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.333               --
Accumulation unit value at end of period     $22.020               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.305          $13.716
Accumulation unit value at end of period     $21.940          $17.305
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
RIDGEWORTH TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.070               --(a)
Accumulation unit value at end of period     $10.750               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.184               --(a)
Accumulation unit value at end of period     $10.423               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.181               --(a)
Accumulation unit value at end of period     $10.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.178               --(a)
Accumulation unit value at end of period     $10.396               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.177               --(a)
Accumulation unit value at end of period     $10.388               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.175               --(a)
Accumulation unit value at end of period     $10.379               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.171               --(a)
Accumulation unit value at end of period     $10.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.167               --(a)
Accumulation unit value at end of period     $10.344               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.010               --
Accumulation unit value at end of period     $20.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.961               --
Accumulation unit value at end of period     $20.803               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.940               --
Accumulation unit value at end of period     $20.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.919               --
Accumulation unit value at end of period     $20.690               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.905          $13.441
Accumulation unit value at end of period     $20.652          $16.905
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.892               --
Accumulation unit value at end of period     $20.615               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.864          $13.435
Accumulation unit value at end of period     $20.540          $16.864
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.836          $13.431
Accumulation unit value at end of period     $20.465          $16.836
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.662               --
Accumulation unit value at end of period     $22.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.611               --
Accumulation unit value at end of period     $21.906               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.589               --
Accumulation unit value at end of period     $21.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.568               --
Accumulation unit value at end of period     $21.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.553          $13.471
Accumulation unit value at end of period     $21.747          $17.553
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.539               --
Accumulation unit value at end of period     $21.708               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.510               --
Accumulation unit value at end of period     $21.629               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.481          $13.460
Accumulation unit value at end of period     $21.550          $17.481
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.500               --
Accumulation unit value at end of period     $10.420               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.019               --
Accumulation unit value at end of period     $16.969               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.000               --
Accumulation unit value at end of period     $16.923               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.981               --
Accumulation unit value at end of period     $16.876               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.969               --
Accumulation unit value at end of period     $16.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.957               --
Accumulation unit value at end of period     $16.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.932               --
Accumulation unit value at end of period     $16.754               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.908          $11.914
Accumulation unit value at end of period     $16.693          $14.908
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.910               --
Accumulation unit value at end of period     $10.450               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $12.848               --
Accumulation unit value at end of period     $14.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.832               --
Accumulation unit value at end of period     $14.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.816               --
Accumulation unit value at end of period     $14.025               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.806               --
Accumulation unit value at end of period     $13.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.795               --
Accumulation unit value at end of period     $13.974               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.774               --
Accumulation unit value at end of period     $13.923               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.753          $10.886
Accumulation unit value at end of period     $13.872          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.160               --
Accumulation unit value at end of period      $9.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.213               --
Accumulation unit value at end of period     $19.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.191               --
Accumulation unit value at end of period     $19.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.170               --
Accumulation unit value at end of period     $19.431               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.156               --
Accumulation unit value at end of period     $19.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.142               --
Accumulation unit value at end of period     $19.360               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.114               --
Accumulation unit value at end of period     $19.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.086          $13.003
Accumulation unit value at end of period     $19.219          $17.086
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.910               --
Accumulation unit value at end of period      $9.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.117               --
Accumulation unit value at end of period     $18.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.097               --
Accumulation unit value at end of period     $18.275               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.077               --
Accumulation unit value at end of period     $18.225               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.064               --
Accumulation unit value at end of period     $18.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.050               --
Accumulation unit value at end of period     $18.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.024               --
Accumulation unit value at end of period     $18.093               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.998          $12.473
Accumulation unit value at end of period     $18.027          $15.998
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.790               --
Accumulation unit value at end of period     $10.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $13.968               --
Accumulation unit value at end of period     $15.623               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.951               --
Accumulation unit value at end of period     $15.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.934               --
Accumulation unit value at end of period     $15.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.922               --
Accumulation unit value at end of period     $15.509               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.911               --
Accumulation unit value at end of period     $15.481               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.888               --
Accumulation unit value at end of period     $15.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.865          $11.389
Accumulation unit value at end of period     $15.368          $13.865
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $20.920               --
Accumulation unit value at end of period     $23.600               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.610               --
Accumulation unit value at end of period      $8.689               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.580               --
Accumulation unit value at end of period      $8.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.550               --
Accumulation unit value at end of period      $8.595               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.380               --
Accumulation unit value at end of period      $8.393               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.510               --
Accumulation unit value at end of period      $8.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.322               --
Accumulation unit value at end of period      $8.302               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.431           $5.785
Accumulation unit value at end of period      $8.409           $7.431
Number of accumulation units outstanding
 at end of period (in thousands)                  33               30
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $27.110               --
Accumulation unit value at end of period     $31.540               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.381               --
Accumulation unit value at end of period      $9.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.348               --
Accumulation unit value at end of period      $9.664               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.315               --
Accumulation unit value at end of period      $9.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.126               --
Accumulation unit value at end of period      $9.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.271               --
Accumulation unit value at end of period      $9.541               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.063           $6.239
Accumulation unit value at end of period      $9.283           $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                  20                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.184           $6.341
Accumulation unit value at end of period      $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  33               19
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.517               --
Accumulation unit value at end of period     $19.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.936               --
Accumulation unit value at end of period     $11.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.173          $12.363
Accumulation unit value at end of period     $18.540          $17.173
Number of accumulation units outstanding
 at end of period (in thousands)                 496               34
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.971               --
Accumulation unit value at end of period     $18.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.507               --
Accumulation unit value at end of period      $9.162               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.054               --
Accumulation unit value at end of period     $18.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.441               --
Accumulation unit value at end of period      $9.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.188          $11.712
Accumulation unit value at end of period     $17.346          $16.188
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.309               --
Accumulation unit value at end of period     $14.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.911               --
Accumulation unit value at end of period     $13.375               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.143               --
Accumulation unit value at end of period     $14.736               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.654               --
Accumulation unit value at end of period     $16.405               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.061          $11.654
Accumulation unit value at end of period     $14.607          $13.061
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.550               --
Accumulation unit value at end of period     $16.256               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.963          $11.590
Accumulation unit value at end of period     $14.454          $12.963
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.344          $12.842
Accumulation unit value at end of period     $15.962          $14.344
Number of accumulation units outstanding
 at end of period (in thousands)                  57               44
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.090               --
Accumulation unit value at end of period     $17.720               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.724               --
Accumulation unit value at end of period     $17.531               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.703               --
Accumulation unit value at end of period     $17.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.683               --
Accumulation unit value at end of period     $17.436               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.669               --
Accumulation unit value at end of period     $17.404               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.655               --
Accumulation unit value at end of period     $17.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.628               --
Accumulation unit value at end of period     $17.309               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.601          $12.604
Accumulation unit value at end of period     $17.246          $16.601
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD BALANCED ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.230               --
Accumulation unit value at end of period     $11.330               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.505               --
Accumulation unit value at end of period     $10.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.466           $7.690
Accumulation unit value at end of period     $10.593           $9.466
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.427               --
Accumulation unit value at end of period     $10.534               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.618          $11.895
Accumulation unit value at end of period     $16.318          $14.618
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.375               --
Accumulation unit value at end of period     $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.582               --
Accumulation unit value at end of period     $16.229               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.272           $7.570
Accumulation unit value at end of period     $10.299           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
THE HARTFORD CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.929               --
Accumulation unit value at end of period     $10.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.843               --
Accumulation unit value at end of period      $9.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.807               --
Accumulation unit value at end of period      $9.895               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.770               --
Accumulation unit value at end of period      $9.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.956          $13.547
Accumulation unit value at end of period     $20.125          $17.956
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.722               --
Accumulation unit value at end of period      $9.766               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.912          $13.541
Accumulation unit value at end of period     $20.015          $17.912
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.626           $6.530
Accumulation unit value at end of period      $9.620           $8.626
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2
THE HARTFORD CAPITAL APPRECIATION II
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.980               --(a)
Accumulation unit value at end of period     $14.070               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.002               --(a)
Accumulation unit value at end of period     $11.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.999               --(a)
Accumulation unit value at end of period     $11.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.996               --(a)
Accumulation unit value at end of period     $11.868               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.994               --(a)
Accumulation unit value at end of period     $11.858               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.992               --(a)
Accumulation unit value at end of period     $11.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.988               --(a)
Accumulation unit value at end of period     $11.828               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.984               --(a)
Accumulation unit value at end of period     $11.808               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.540               --(a)
Accumulation unit value at end of period     $11.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.533               --(a)
Accumulation unit value at end of period     $11.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.531               --(a)
Accumulation unit value at end of period     $11.106               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.528               --(a)
Accumulation unit value at end of period     $11.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.526               --(a)
Accumulation unit value at end of period     $11.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.524               --(a)
Accumulation unit value at end of period     $11.073               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.520               --(a)
Accumulation unit value at end of period     $11.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.516               --(a)
Accumulation unit value at end of period     $11.036               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.133               --
Accumulation unit value at end of period     $11.196               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.036               --
Accumulation unit value at end of period     $11.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.995           $8.331
Accumulation unit value at end of period     $10.988           $9.995
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.953               --
Accumulation unit value at end of period     $10.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.631          $11.381
Accumulation unit value at end of period     $14.948          $13.631
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.899               --
Accumulation unit value at end of period     $10.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.597               --
Accumulation unit value at end of period     $14.867               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.790           $8.201
Accumulation unit value at end of period     $10.683           $9.790
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.981               --
Accumulation unit value at end of period     $10.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.895               --
Accumulation unit value at end of period      $9.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.858               --
Accumulation unit value at end of period      $9.933               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.066               --
Accumulation unit value at end of period      $9.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.263               --
Accumulation unit value at end of period     $18.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.022               --
Accumulation unit value at end of period      $8.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.223          $12.868
Accumulation unit value at end of period     $18.091          $16.223
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.677           $6.892
Accumulation unit value at end of period      $9.657           $8.677
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.060               --
Accumulation unit value at end of period     $11.730               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.368               --
Accumulation unit value at end of period      $9.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.333           $6.373
Accumulation unit value at end of period      $9.668           $8.333
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.299               --
Accumulation unit value at end of period      $9.614               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.965          $12.997
Accumulation unit value at end of period     $19.634          $16.965
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.253               --
Accumulation unit value at end of period      $9.542               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.923               --
Accumulation unit value at end of period     $19.527               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.163           $6.274
Accumulation unit value at end of period      $9.400           $8.163
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $12.200               --(a)
Accumulation unit value at end of period     $12.800               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.888               --(a)
Accumulation unit value at end of period     $11.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.885               --(a)
Accumulation unit value at end of period     $11.544               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.882               --(a)
Accumulation unit value at end of period     $11.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.880               --(a)
Accumulation unit value at end of period     $11.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.878               --(a)
Accumulation unit value at end of period     $11.510               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.874               --(a)
Accumulation unit value at end of period     $11.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.870               --(a)
Accumulation unit value at end of period     $11.471               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD GLOBAL HEALTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.520               --
Accumulation unit value at end of period     $16.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.367               --
Accumulation unit value at end of period      $9.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.328               --
Accumulation unit value at end of period      $9.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.290               --
Accumulation unit value at end of period      $9.830               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.048               --
Accumulation unit value at end of period     $15.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.239               --
Accumulation unit value at end of period      $9.757               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.011               --
Accumulation unit value at end of period     $15.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.137           $6.940
Accumulation unit value at end of period      $9.611           $9.137
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD GROWTH ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.168               --
Accumulation unit value at end of period     $10.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.080               --
Accumulation unit value at end of period     $10.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.042           $7.158
Accumulation unit value at end of period     $10.289           $9.042
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.005               --
Accumulation unit value at end of period     $10.231               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.658          $12.416
Accumulation unit value at end of period     $17.773          $15.658
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.955               --
Accumulation unit value at end of period     $10.155               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.619               --
Accumulation unit value at end of period     $17.676               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.857           $7.047
Accumulation unit value at end of period     $10.003           $8.857
Number of accumulation units outstanding
 at end of period (in thousands)                  17                2
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $23.640               --
Accumulation unit value at end of period     $27.690               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.815               --
Accumulation unit value at end of period     $10.289               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.778               --
Accumulation unit value at end of period     $10.231               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.742               --
Accumulation unit value at end of period     $10.173               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.081               --
Accumulation unit value at end of period     $18.696               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.694               --
Accumulation unit value at end of period     $10.097               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.042               --
Accumulation unit value at end of period     $18.594               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.598           $6.587
Accumulation unit value at end of period      $9.947           $8.598
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.069               --
Accumulation unit value at end of period     $11.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.037               --
Accumulation unit value at end of period     $11.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.024               --
Accumulation unit value at end of period     $11.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.010               --
Accumulation unit value at end of period     $11.579               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.001          $10.258
Accumulation unit value at end of period     $11.558          $11.001
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.992               --
Accumulation unit value at end of period     $11.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.974          $10.253
Accumulation unit value at end of period     $11.495          $10.974
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.956          $10.250
Accumulation unit value at end of period     $11.453          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                   4                7
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $13.630               --
Accumulation unit value at end of period     $15.490               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.292               --
Accumulation unit value at end of period     $10.606               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.254               --
Accumulation unit value at end of period     $10.547               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.215               --
Accumulation unit value at end of period     $10.487               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.837               --
Accumulation unit value at end of period     $12.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.165               --
Accumulation unit value at end of period     $10.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.831               --
Accumulation unit value at end of period     $12.089               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.064               --
Accumulation unit value at end of period     $10.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.199               --(a)
Accumulation unit value at end of period     $12.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.191               --(a)
Accumulation unit value at end of period     $12.117               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.188               --(a)
Accumulation unit value at end of period     $12.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.185               --(a)
Accumulation unit value at end of period     $12.087               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.183               --(a)
Accumulation unit value at end of period     $12.077               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.181               --(a)
Accumulation unit value at end of period     $12.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.177               --(a)
Accumulation unit value at end of period     $12.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.173               --(a)
Accumulation unit value at end of period     $12.026               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
THE HARTFORD MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $1.000               --
Accumulation unit value at end of period      $1.000               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.416               --
Accumulation unit value at end of period     $10.379               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.373          $10.404
Accumulation unit value at end of period     $10.321          $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                  82               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.330               --
Accumulation unit value at end of period     $10.263               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.941           $9.988
Accumulation unit value at end of period      $9.867           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                  26               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.273               --
Accumulation unit value at end of period     $10.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.916           $9.983
Accumulation unit value at end of period      $9.813           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  39               34
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.161          $10.243
Accumulation unit value at end of period     $10.035          $10.161
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.129               --
Accumulation unit value at end of period     $10.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.050               --
Accumulation unit value at end of period      $9.888               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.017           $6.212
Accumulation unit value at end of period      $9.832           $8.017
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.984               --
Accumulation unit value at end of period      $9.777               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.485          $12.794
Accumulation unit value at end of period     $20.168          $16.485
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.940               --
Accumulation unit value at end of period      $9.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.445          $12.788
Accumulation unit value at end of period     $20.058          $16.445
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.853           $6.115
Accumulation unit value at end of period      $9.559           $7.853
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1
THE HARTFORD TARGET RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.760               --
Accumulation unit value at end of period      $9.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.764               --
Accumulation unit value at end of period     $10.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.724               --
Accumulation unit value at end of period     $10.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.684               --
Accumulation unit value at end of period     $10.870               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.570          $11.822
Accumulation unit value at end of period     $16.338          $14.570
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.631               --
Accumulation unit value at end of period     $10.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.534          $11.817
Accumulation unit value at end of period     $16.249          $14.534
Number of accumulation units outstanding
 at end of period (in thousands)                  19               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.525           $7.755
Accumulation unit value at end of period     $10.628           $9.525
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
THE HARTFORD TARGET RETIREMENT 2015 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.856               --
Accumulation unit value at end of period     $16.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.813               --
Accumulation unit value at end of period     $16.741               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.795               --
Accumulation unit value at end of period     $16.695               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --


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


                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.777               --
Accumulation unit value at end of period     $16.649               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.764          $11.909
Accumulation unit value at end of period     $16.619          $14.764
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.752               --
Accumulation unit value at end of period     $16.589               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.728          $11.904
Accumulation unit value at end of period     $16.529          $14.728
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.704          $11.900
Accumulation unit value at end of period     $16.468          $14.704
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.382               --
Accumulation unit value at end of period     $10.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.292               --
Accumulation unit value at end of period     $10.560               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.253               --
Accumulation unit value at end of period     $10.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.215               --
Accumulation unit value at end of period     $10.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.248          $12.152
Accumulation unit value at end of period     $17.260          $15.248
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.164               --
Accumulation unit value at end of period     $10.363               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.211          $12.146
Accumulation unit value at end of period     $17.166          $15.211
Number of accumulation units outstanding
 at end of period (in thousands)                  17               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.064           $7.247
Accumulation unit value at end of period     $10.209           $9.064
Number of accumulation units outstanding
 at end of period (in thousands)                  52                1

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $15.506               --
Accumulation unit value at end of period     $17.632               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.461               --
Accumulation unit value at end of period     $17.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.442               --
Accumulation unit value at end of period     $17.472               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.423               --
Accumulation unit value at end of period     $17.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.410          $12.254
Accumulation unit value at end of period     $17.393          $15.410
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.398               --
Accumulation unit value at end of period     $17.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.372          $12.248
Accumulation unit value at end of period     $17.298          $15.372
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.347          $12.244
Accumulation unit value at end of period     $17.235          $15.347
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.145               --
Accumulation unit value at end of period     $10.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.057               --
Accumulation unit value at end of period     $10.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.020               --
Accumulation unit value at end of period     $10.319               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.982               --
Accumulation unit value at end of period     $10.261               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.689          $12.405
Accumulation unit value at end of period     $17.904          $15.689
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.933               --
Accumulation unit value at end of period     $10.184               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.650          $12.399
Accumulation unit value at end of period     $17.806          $15.650
Number of accumulation units outstanding
 at end of period (in thousands)                  15                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.835           $7.009
Accumulation unit value at end of period     $10.032           $8.835
Number of accumulation units outstanding
 at end of period (in thousands)                  15                3
THE HARTFORD TARGET RETIREMENT 2035 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.242               --
Accumulation unit value at end of period     $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.195               --
Accumulation unit value at end of period     $18.568               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.175               --
Accumulation unit value at end of period     $18.518               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.155               --
Accumulation unit value at end of period     $18.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.142          $12.553
Accumulation unit value at end of period     $18.433          $16.142
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.129               --
Accumulation unit value at end of period     $18.400               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.102          $12.548
Accumulation unit value at end of period     $18.333          $16.102
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.076          $12.544
Accumulation unit value at end of period     $18.266          $16.076
Number of accumulation units outstanding
 at end of period (in thousands)                  12                2
THE HARTFORD TARGET RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.530               --
Accumulation unit value at end of period     $19.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.482               --
Accumulation unit value at end of period     $19.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.462               --
Accumulation unit value at end of period     $18.960               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.441               --
Accumulation unit value at end of period     $18.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.428          $12.736
Accumulation unit value at end of period     $18.874          $16.428
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.414               --
Accumulation unit value at end of period     $18.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.387          $12.730
Accumulation unit value at end of period     $18.771          $16.387
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.360          $12.727
Accumulation unit value at end of period     $18.703          $16.360
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.777               --
Accumulation unit value at end of period     $19.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.728               --
Accumulation unit value at end of period     $19.296               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.708               --
Accumulation unit value at end of period     $19.243               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.687               --
Accumulation unit value at end of period     $19.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.673               --
Accumulation unit value at end of period     $19.156               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.660               --
Accumulation unit value at end of period     $19.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.632          $12.827
Accumulation unit value at end of period     $19.051          $16.632
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.605          $12.823
Accumulation unit value at end of period     $18.982          $16.605
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $16.752               --
Accumulation unit value at end of period     $19.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.704               --
Accumulation unit value at end of period     $19.269               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.683               --
Accumulation unit value at end of period     $19.216               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.662               --
Accumulation unit value at end of period     $19.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.649          $12.833
Accumulation unit value at end of period     $19.129          $16.649
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.635               --
Accumulation unit value at end of period     $19.094               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.608          $12.827
Accumulation unit value at end of period     $19.025          $16.608
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.580          $12.823
Accumulation unit value at end of period     $18.955          $16.580
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
THE HARTFORD TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.310               --
Accumulation unit value at end of period     $10.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.833               --
Accumulation unit value at end of period     $11.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.789               --
Accumulation unit value at end of period     $11.468               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.744               --
Accumulation unit value at end of period     $11.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.233               --
Accumulation unit value at end of period     $11.911               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.685               --
Accumulation unit value at end of period     $11.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.206               --
Accumulation unit value at end of period     $11.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.568           $9.715
Accumulation unit value at end of period     $11.149          $10.568
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THE HARTFORD VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.980               --(a)
Accumulation unit value at end of period     $11.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.886               --(a)
Accumulation unit value at end of period     $11.344               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.883               --(a)
Accumulation unit value at end of period     $11.329               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.880               --(a)
Accumulation unit value at end of period     $11.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.878               --(a)
Accumulation unit value at end of period     $11.305               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.876               --(a)
Accumulation unit value at end of period     $11.296               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.872               --(a)
Accumulation unit value at end of period     $11.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.868               --(a)
Accumulation unit value at end of period     $11.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
THORNBURG CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $14.210               --
Accumulation unit value at end of period     $15.610               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.788               --
Accumulation unit value at end of period     $18.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.767               --
Accumulation unit value at end of period     $18.327               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.747               --
Accumulation unit value at end of period     $18.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.733          $13.384
Accumulation unit value at end of period     $18.244          $16.733
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.719               --
Accumulation unit value at end of period     $18.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.692          $13.378
Accumulation unit value at end of period     $18.145          $16.692
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.664          $13.374
Accumulation unit value at end of period     $18.079          $16.664
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $24.720               --
Accumulation unit value at end of period     $27.920               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $16.331               --
Accumulation unit value at end of period     $18.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.310          $12.378
Accumulation unit value at end of period     $18.469          $16.310
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.290               --
Accumulation unit value at end of period     $18.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.277          $12.373
Accumulation unit value at end of period     $18.385          $16.277
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.264               --
Accumulation unit value at end of period     $18.351               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.237          $12.368
Accumulation unit value at end of period     $18.285          $16.237
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.210          $12.364
Accumulation unit value at end of period     $18.218          $16.210
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $31.020               --
Accumulation unit value at end of period     $33.810               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $18.723               --
Accumulation unit value at end of period     $20.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.700               --
Accumulation unit value at end of period     $20.328               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.677               --
Accumulation unit value at end of period     $20.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.661               --
Accumulation unit value at end of period     $20.236               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.646               --
Accumulation unit value at end of period     $20.199               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.615               --
Accumulation unit value at end of period     $20.125               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.585          $13.862
Accumulation unit value at end of period     $20.052          $18.585
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.910               --(a)
Accumulation unit value at end of period     $13.270               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.771               --(a)
Accumulation unit value at end of period     $12.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.768               --(a)
Accumulation unit value at end of period     $11.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.765               --(a)
Accumulation unit value at end of period     $11.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.763               --(a)
Accumulation unit value at end of period     $11.967               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.761               --(a)
Accumulation unit value at end of period     $11.957               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.758               --(a)
Accumulation unit value at end of period     $11.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.754               --(a)
Accumulation unit value at end of period     $11.917               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
UBS DYNAMIC ALPHA FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $6.180               --
Accumulation unit value at end of period      $6.140               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $15.004               --
Accumulation unit value at end of period     $15.232               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.986               --
Accumulation unit value at end of period     $15.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.967               --
Accumulation unit value at end of period     $15.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.955               --
Accumulation unit value at end of period     $15.122               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.943               --
Accumulation unit value at end of period     $15.094               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.918               --
Accumulation unit value at end of period     $15.039               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.893          $12.064
Accumulation unit value at end of period     $14.985          $14.893
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $8.584               --
Accumulation unit value at end of period      $9.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $8.808               --
Accumulation unit value at end of period      $9.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.473               --
Accumulation unit value at end of period      $9.430               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.067               --
Accumulation unit value at end of period     $11.187               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.655               --
Accumulation unit value at end of period      $9.609               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.996               --
Accumulation unit value at end of period     $11.086               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.352               --
Accumulation unit value at end of period      $9.244               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.855           $7.515
Accumulation unit value at end of period     $10.886           $9.855
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
VICTORY DIVERSIFIED STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.955               --
Accumulation unit value at end of period     $12.352               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $11.812               --
Accumulation unit value at end of period     $13.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.713           $9.409
Accumulation unit value at end of period     $13.141          $11.713
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.615               --
Accumulation unit value at end of period     $13.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.997               --
Accumulation unit value at end of period      $8.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.486               --
Accumulation unit value at end of period     $12.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.934           $6.396
Accumulation unit value at end of period      $8.853           $7.934
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.232           $9.067
Accumulation unit value at end of period     $12.507          $11.232
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16
VICTORY ESTABLISHED VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $17.126               --
Accumulation unit value at end of period     $20.793               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $17.077               --
Accumulation unit value at end of period     $20.661               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.056               --
Accumulation unit value at end of period     $20.604               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.035               --
Accumulation unit value at end of period     $20.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.021               --
Accumulation unit value at end of period     $20.511               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.007               --
Accumulation unit value at end of period     $20.473               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.979               --
Accumulation unit value at end of period     $20.399               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.951          $13.103
Accumulation unit value at end of period     $20.325          $16.951
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $9.533               --
Accumulation unit value at end of period     $11.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.478               --
Accumulation unit value at end of period     $11.478               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.454           $7.160
Accumulation unit value at end of period     $11.432           $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                  32                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.430               --
Accumulation unit value at end of period     $11.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.414               --
Accumulation unit value at end of period     $11.356               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.399               --
Accumulation unit value at end of period     $11.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.367               --
Accumulation unit value at end of period     $11.265               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.336           $7.106
Accumulation unit value at end of period     $11.205           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $10.590               --
Accumulation unit value at end of period     $12.742               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $10.078               --
Accumulation unit value at end of period     $12.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.454               --
Accumulation unit value at end of period     $12.517               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.385               --
Accumulation unit value at end of period     $12.414               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.205           $5.637
Accumulation unit value at end of period      $8.605           $7.205
Number of accumulation units outstanding
 at end of period (in thousands)                  28               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.292               --
Accumulation unit value at end of period     $12.280               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.149               --
Accumulation unit value at end of period      $8.512               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.110           $7.936
Accumulation unit value at end of period     $12.014          $10.110
Number of accumulation units outstanding
 at end of period (in thousands)                  32               29
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.370               --
Accumulation unit value at end of period     $12.010               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $9.903               --
Accumulation unit value at end of period     $10.578               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.718               --
Accumulation unit value at end of period     $10.365               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.340               --
Accumulation unit value at end of period     $12.077               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.655               --
Accumulation unit value at end of period     $10.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.260               --
Accumulation unit value at end of period     $11.968               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.579               --
Accumulation unit value at end of period     $10.161               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.101           $9.049
Accumulation unit value at end of period     $11.752          $11.101
Number of accumulation units outstanding
 at end of period (in thousands)                   4               15
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $18.720               --
Accumulation unit value at end of period     $22.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $19.921               --
Accumulation unit value at end of period     $24.260               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $19.897               --
Accumulation unit value at end of period     $24.194               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.872               --
Accumulation unit value at end of period     $24.128               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $19.856          $13.570
Accumulation unit value at end of period     $24.084          $19.856
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.840               --
Accumulation unit value at end of period     $24.040               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $19.807          $13.563
Accumulation unit value at end of period     $23.953          $19.807
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.774          $13.559
Accumulation unit value at end of period     $23.866          $19.774
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                       $7.105               --(b)
Accumulation unit value at end of period      $8.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                       $7.086               --(b)
Accumulation unit value at end of period      $8.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.992               --(b)
Accumulation unit value at end of period      $8.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.864               --(b)
Accumulation unit value at end of period     $10.584               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.936               --(b)
Accumulation unit value at end of period      $7.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.758               --(b)
Accumulation unit value at end of period     $10.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.870               --(b)
Accumulation unit value at end of period      $7.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.020               --(b)
Accumulation unit value at end of period     $10.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                      $11.810               --
Accumulation unit value at end of period     $11.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009
--------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.35%
Accumulation unit value at beginning of
 period                                      $14.037               --
Accumulation unit value at end of period     $14.415               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.019               --
Accumulation unit value at end of period     $14.375               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.002               --
Accumulation unit value at end of period     $14.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.990               --
Accumulation unit value at end of period     $14.310               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.979               --
Accumulation unit value at end of period     $14.284               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.956               --
Accumulation unit value at end of period     $14.232               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.933          $11.472
Accumulation unit value at end of period     $14.180          $13.933
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --



(a)  Inception Date May 1, 2010



(b) Inception Date August 2, 2010

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                             PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.


Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your plan.


Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6779-2) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY       [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS CORNERSTONE

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


- Alger Small Cap Growth Institutional Fund -- Class I
- AllianceBernstein Small/Mid Cap Value Fund -- Class A
- AllianceBernstein Value Fund -- Class A
- Allianz NFJ Dividend Value Fund -- Class A
- Allianz NFJ Small-Cap Value Fund -- Class A
- American Funds AMCAP Fund(R) -- Class R3
- American Funds American Balanced Fund(R) -- Class R3
- American Funds American Mutual Fund(R) -- Class R3
- American Funds Capital Income Builder Fund(R) -- Class R3
- American Funds EuroPacific Growth Fund(R) -- Class R3
- American Funds Fundamental Investors Fund(SM) -- Class R3
- American Funds New Perspective Fund(R) -- Class R3
- American Funds SMALLCAP World Fund(R) -- Class R3
- American Funds The Bond Fund of America(SM) Fund -- Class R3
- American Funds The Growth Fund of America(R) Fund -- Class R3
- American Funds The Income Fund of America(R) Fund -- Class R3
- American Funds The Investment Company of America(R) Fund -- Class R3
- American Funds The New Economy Fund(R) -- Class R3
- American Funds Washington Mutual Investors Fund(SM) -- Class R3
- Ave Maria Growth Fund
- Ave Maria Opportunity Fund
- Ave Maria Rising Dividend Fund
- Calvert Income Fund -- Class A
- Columbia Diversified Equity Income Fund -- Class R3
- Columbia Mid Cap Value Fund -- Class A
- Columbia Mid Cap Value Opportunity Fund -- Class R3
- Columbia Multi-Advisor Small Cap Value Fund -- Class R3
- Columbia Seligman Global Technology Fund -- Class A
- Davis Opportunity Fund -- Class A
- Dreyfus Bond Market Index Fund -- Class INV
- Dreyfus Midcap Index Fund
- Dreyfus S&P 500 Index Fund
- Dreyfus Smallcap Stock Index Fund
- Federated Asset Allocation Fund -- Class A
- Federated Capital Appreciation Fund -- Class A
- Federated Clover Value Fund -- Class A
- Federated Equity Income Fund, Inc. -- Class A
- Federated Fund for U.S. Government Securities -- Class A
- Federated High Income Bond Fund -- Class A
- Federated International Leaders Fund -- Class A
- Federated Kaufmann Fund -- Class R
- Federated Mid Cap Growth Strategies Fund -- Class A
- Federated Total Return Bond Fund -- Class A
- Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
- Fidelity(R) Advisor Stock Selector All Cap Fund -- Class T

- Franklin High Income Fund -- Class A
- Franklin Income Fund -- Class A
- Franklin Strategic Income Fund -- Class A
- Franklin Templeton Conservative Allocation Fund -- Class A
- Franklin Templeton Growth Allocation Fund -- Class A
- Franklin Templeton Moderate Allocation Fund -- Class A
- Franklin U.S. Government Securities Fund -- Class A
- George Putnam Balanced Fund -- Class A
- Goldman Sachs Balanced Fund -- Class A
- Goldman Sachs Capital Growth Fund -- Class A
- Goldman Sachs Concentrated International Equity Fund -- Class A
- Goldman Sachs Core Fixed Income Fund -- Class A
- Goldman Sachs Government Income Fund -- Class A
- Goldman Sachs Growth and Income Fund -- Class A
- Goldman Sachs Growth Opportunities Fund -- Class A
- Goldman Sachs High Yield Fund -- Class A
- Goldman Sachs Large Cap Value Fund -- Class A
- Goldman Sachs Mid Cap Value Fund -- Class A
- Goldman Sachs Small Cap Value Fund -- Class A
- Goldman Sachs Strategic Growth Fund -- Class A
- Goldman Sachs Structured U.S. Equity Fund -- Class A
- Hartford Advisers HLS Fund -- Class IB
- Hartford Disciplined Equity HLS Fund -- Class IB
- Hartford Dividend and Growth HLS Fund -- Class IB
- Hartford Global Growth HLS Fund -- Class IB
- Hartford Growth HLS Fund -- Class IB
- Hartford Growth Opportunities HLS Fund -- Class IB
- Hartford Index HLS Fund -- Class IB
- Hartford International Opportunities HLS Fund -- Class IB
- Hartford Small Company HLS Fund -- Class IB
- Hartford Stock HLS Fund -- Class IB
- Invesco Capital Development Fund -- Class A
- Invesco Global Core Equity Fund -- Class A
- Invesco Van Kampen American Franchise Fund -- Class A
- Invesco Van Kampen Capital Growth Fund -- Class A*
- Invesco Van Kampen Comstock Fund -- Class A
- Invesco Van Kampen Enterprise Fund -- Class A*
- Invesco Van Kampen Equity and Income Fund -- Class A
- Invesco Van Kampen Global Franchise Fund -- Class A*
- Invesco Van Kampen Growth and Income Fund -- Class A
- Invesco Van Kampen Mid Cap Growth Fund -- Class A
- Invesco Van Kampen Small Cap Growth Fund -- Class A
- Invesco Van Kampen U.S. Mortgage Fund -- Class A
- Ivy Science & Technology Fund -- Class Y
- Janus Enterprise Fund -- Class S
- Legg Mason Capital Management Value Trust, Inc. -- Class FI
- Legg Mason ClearBridge Aggressive Growth Fund -- Class FI
- Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
- LKCM Aquinas Growth Fund
- LKCM Aquinas Value Fund
- Lord Abbett Affiliated Fund, Inc. -- Class P
- Lord Abbett Bond-Debenture Fund, Inc. -- Class P
- Lord Abbett Capital Structure Fund -- Class P
- Lord Abbett Classic Stock Fund -- Class P
- Lord Abbett Developing Growth Fund, Inc. -- Class P
- Lord Abbett Fundamental Equity Fund -- Class P
- Lord Abbett Growth Opportunities Fund -- Class P
- Lord Abbett Small-Cap Blend Fund -- Class P
- Lord Abbett Total Return Fund -- Class P
- MFS(R) Government Securities Fund -- Class R3
- MFS(R) Research International Fund -- Class R3
- MFS(R) Value Fund -- Class R3
- MSIF Opportunity Portfolio -- Class H
- Mutual Beacon Fund -- Class A
- Mutual Global Discovery Fund -- Class A
- Neuberger Berman Socially Responsible Fund -- Class A
- Oppenheimer Global Strategic Income Fund -- Class A
- Oppenheimer International Bond Fund -- Class A
- Oppenheimer Main Street Fund(R) -- Class A
- Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
- Oppenheimer Real Estate Fund -- Class A
- Pioneer Emerging Markets Fund -- Class A
- Pioneer Growth Opportunities Fund -- Class A
- Pioneer Mid Cap Value Fund -- Class A
- Pioneer Strategic Income Fund -- Class A
- Putnam Equity Income Fund -- Class A
- Putnam High Yield Advantage Fund -- Class A
- Putnam International Capital Opportunities Fund -- Class A
- Putnam International Equity Fund -- Class A
- Putnam Investors Fund -- Class A
- Putnam Multi-Cap Growth Fund -- Class A
- Putnam Research Fund -- Class A
- Putnam Voyager Fund -- Class A
- T. Rowe Price Equity Income Fund -- Class R
- T. Rowe Price Growth Stock Fund -- Class R
- T. Rowe Price Retirement 2010 Fund -- Class R
- T. Rowe Price Retirement 2020 Fund -- Class R
- T. Rowe Price Retirement 2030 Fund -- Class R
- T. Rowe Price Retirement 2040 Fund -- Class R
- T. Rowe Price Retirement 2050 Fund -- Class R
- T. Rowe Price Retirement Income Fund -- Class R
- Templeton Foreign Fund -- Class A
- Templeton Global Bond Fund -- Class A
- Templeton Growth Fund, Inc. -- Class A

- The Hartford Balanced Allocation Fund -- Class R5
- The Hartford Capital Appreciation Fund -- Class R5
- The Hartford Conservative Allocation Fund -- Class R5
- The Hartford Equity Growth Allocation Fund -- Class R5
- The Hartford Growth Allocation Fund -- Class R5
- The Hartford Target Retirement 2010 Fund -- Class R5
- The Hartford Target Retirement 2015 Fund -- Class R5
- The Hartford Target Retirement 2020 Fund -- Class R5
- The Hartford Target Retirement 2025 Fund -- Class R5
- The Hartford Target Retirement 2030 Fund -- Class R5
- The Hartford Target Retirement 2035 Fund -- Class R5
- The Hartford Target Retirement 2040 Fund -- Class R5
- The Hartford Target Retirement 2045 Fund -- Class R5
- The Hartford Target Retirement 2050 Fund -- Class R5
- The Hartford Total Return Bond Fund -- Class R5
- The Putnam Fund for Growth and Income -- Class A
- Timothy Plan Large/Mid-Cap Value Fund -- Class A
- Victory Small Company Opportunity Fund -- Class A




* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Funds will merge into the following surviving Funds:



                   UNDERLYING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen Capital Growth Fund -- Class A       Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Enterprise Fund -- Class A           Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Global Franchise Fund -- Class A     Invesco Global Core Equity Fund -- Class A


    For more information on the underlying Funds see the section entitled "The Funds".

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").


    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 5
FEE TABLE                                                                 7
SUMMARY                                                                  16
PERFORMANCE RELATED INFORMATION                                          19
HARTFORD LIFE INSURANCE COMPANY                                          19
THE SEPARATE ACCOUNT                                                     20
THE FUNDS                                                                20
GENERAL ACCOUNT OPTION                                                   32
CONTRACT CHARGES                                                         33
 Contingent Deferred Sales Charge                                        33
 Annual Maintenance Fee                                                  33
 Is there ever a time when the Contingent Deferred Sales Charge
  or Annual Maintenance Fee do not apply?                                34
 Mortality and Expense Risk and Administrative Charge                    34
 Loan Fees                                                               36
 Premium Taxes                                                           36
 Transfer Fee                                                            36
 Experience Rating under the Contracts                                   36
 Negotiated Charges and Fees                                             36
 Charges of the Funds                                                    36
 Plan Related Expenses                                                   36
THE CONTRACTS                                                            36
 The Contracts Offered                                                   36
 Assignments                                                             37
 Pricing and Crediting of Contributions                                  37
 May I cancel my certificate?                                            37
 What is a Surrender Charge Offset?                                      37
 May I make changes in the amounts of my Contribution?                   37
 Can you transfer from one Sub-Account to another?                       37
 What is a Sub-Account Transfer?                                         38
 What Happens When you Request a Sub-Account Transfer?                   38
 What Restrictions Are There on your Ability to Make a
  Sub-Account Transfer?                                                  38
 Fund Trading Policies                                                   39
 How are you affected by frequent Sub-Account Transfers?                 40
 General Account Option Transfers                                        40
 Telephone and Internet Transfers                                        40
 Dollar Cost Averaging                                                   41
 May I request a loan from my Participant Account?                       41
 How do I know what my Participant Account is worth?                     42
 How are the underlying Fund shares valued?                              42
DEATH BENEFITS                                                           43
 Determination of the Beneficiary                                        43
 Death before the Annuity Commencement Date                              43
 Calculation of the death benefit                                        43
 Death on or after the Annuity Commencement Date                         43
SETTLEMENT PROVISIONS                                                    44
 Can payment of the Surrender value ever be postponed beyond the
  seven-day period?                                                      44
 May I Surrender once Annuity Payouts have started?                      44
 How do I elect an Annuity Commencement Date and Annuity Payout
  Option?                                                                45
 What is the minimum amount that I may select for an Annuity
  Payout?                                                                45
 How are Contributions made to establish an Annuity Account?             45
 Can a Contract be suspended by a Contract Owner?                        45
 Annuity Payout Options                                                  45
 Systematic Withdrawal Option                                            46
 How are Variable Annuity Payouts determined?                            47
FEDERAL TAX CONSIDERATIONS                                               48
 A. General                                                              48
 B. Taxation of Hartford and the Separate Account                        48
 C. Diversification of the Separate Account                              49
 D. Tax Ownership of the Assets in the Separate Account                  49
 E. Non-Natural Persons as Owners                                        50
 F. Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                           50
 G. Generation Skipping Transfer Tax                                     50
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     50
MORE INFORMATION                                                         59
 Can a Contract be modified?                                             59
 Can Hartford waive any rights under a Contract?                         59
 How Contracts Are Sold                                                  59
 Who is the custodian of the Separate Account's assets?                  60
 Are there any material legal proceedings affecting the Separate
  Account?                                                               61
 How may I get additional information?                                   61
APPENDIX I -- ACCUMULATION UNIT VALUES                                   62
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               105

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                          5%
  During Second Year                                                                                         4%
  During Third Year                                                                                          3%
  During Fourth Year                                                                                         2%
  During Fifth Year                                                                                          1%
  During Sixth Year and thereafter                                                                           0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                               1.25%
 $3,500,000.00 to $4,999,999.99                                    1.05%
 $5,000,000.00 to $24,999,999.99                                   0.85%
 $25,000,000.00 to $34,999,999.99                                  0.75%
 $35,000,000.00 to $49,999,999.99                                  0.65%
 $50,000,000.00 to $69,999,999.99                                  0.50%
 $70,000,000.00 to $84,999,999.99                                  0.35%
 $85,000,000.00 to $99,999,999.99                                  0.15%
 $100,000,000.00 and over                                          0.00%

  AFTER ANNUITY COMMENCEMENT DATE:

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                         1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0


     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.40%               2.50%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



    The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUITED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE, TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASES ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $888
3 years                                                                   $1,543
5 years                                                                   $2,204
10 years                                                                  $4,297



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $384
3 years                                                                   $1,223
5 years                                                                   $2,075
10 years                                                                  $4,267



     (3) If you do not Surrender your Contract:



1 year                                                                      $414
3 years                                                                   $1,253
5 years                                                                   $2,105
10 years                                                                  $4,297

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $867
3 years                                                                   $1,484
5 years                                                                   $2,108
10 years                                                                  $4,119



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $364
3 years                                                                   $1,163
5 years                                                                   $1,979
10 years                                                                  $4,089



     (3) If you do not Surrender your Contract:



1 year                                                                      $394
3 years                                                                   $1,193
5 years                                                                   $2,009
10 years                                                                  $4,119



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $847
3 years                                                                   $1,425
5 years                                                                   $2,011
10 years                                                                  $3,938



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $343
3 years                                                                   $1,103
5 years                                                                   $1,881
10 years                                                                  $3,908



     (3) If you do not Surrender your Contract:



1 year                                                                      $373
3 years                                                                   $1,133
5 years                                                                   $1,911
10 years                                                                  $3,938

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $837
3 years                                                                   $1,396
5 years                                                                   $1,962
10 years                                                                  $3,846



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $333
3 years                                                                   $1,073
5 years                                                                   $1,832
10 years                                                                  $3,816



     (3) If you do not Surrender your Contract:



1 year                                                                      $363
3 years                                                                   $1,103
5 years                                                                   $1,862
10 years                                                                  $3,846



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $826
3 years                                                                   $1,366
5 years                                                                   $1,913
10 years                                                                  $3,753



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $323
3 years                                                                   $1,043
5 years                                                                   $1,783
10 years                                                                  $3,723



     (3) If you do not Surrender your Contract:



1 year                                                                      $353
3 years                                                                   $1,073
5 years                                                                   $1,813
10 years                                                                  $3,753

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $811
3 years                                                                   $1,322
5 years                                                                   $1,838
10 years                                                                  $3,612



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $308
3 years                                                                     $998
5 years                                                                   $1,708
10 years                                                                  $3,582



     (3) If you do not Surrender your Contract:



1 year                                                                      $338
3 years                                                                   $1,028
5 years                                                                   $1,738
10 years                                                                  $3,612



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $796
3 years                                                                   $1,277
5 years                                                                   $1,764
10 years                                                                  $3,469



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $292
3 years                                                                     $952
5 years                                                                   $1,634
10 years                                                                  $3,439



     (3) If you do not Surrender your Contract:



1 year                                                                      $322
3 years                                                                     $982
5 years                                                                   $1,664
10 years                                                                  $3,469

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $775
3 years                                                                   $1,218
5 years                                                                   $1,663
10 years                                                                  $3,274



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $272
3 years                                                                     $891
5 years                                                                   $1,533
10 years                                                                  $3,244



     (3) If you do not Surrender your Contract:



1 year                                                                      $302
3 years                                                                     $921
5 years                                                                   $1,563
10 years                                                                  $3,274



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $760
3 years                                                                   $1,173
5 years                                                                   $1,587
10 years                                                                  $3,126



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $256
3 years                                                                     $845
5 years                                                                   $1,457
10 years                                                                  $3,096



     (3) If you do not Surrender your Contract:



1 year                                                                      $286
3 years                                                                     $875
5 years                                                                   $1,487
10 years                                                                  $3,126


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT      ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0


    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 Alger Small Cap Growth Institutional Fund --      Long-term capital appreciation          Fred Alger Management, Inc.
  Class I (a)
 AllianceBernstein Small/Mid Cap Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 AllianceBernstein Value Fund -- Class A           Long-term growth of capital             ABIS -- AllianceBernstein Investor
                                                                                           Services, Inc.
 Allianz NFJ Dividend Value Fund -- Class A        Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Allianz NFJ Small-Cap Value Fund -- Class A (b)   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Funds AMCAP Fund(R) -- Class R3          Seeks to provide long-term growth of    Capital Research and Management
                                                   capital                                 Company
 American Funds American Balanced Fund(R) --       Seeks to provide conservation of        Capital Research and Management
  Class R3                                         capital, current income and long-term   Company
                                                   growth of capital and income
 American Funds American Mutual Fund(R) -- Class   Strives to provide for the balanced     Capital Research and Management
  R3                                               accomplishment of three objectives:     Company
                                                   current income, capital growth and
                                                   conservation of principal
 American Funds Capital Income Builder Fund(R) --  Seeks to provide above-average current  Capital Research and Management
  Class R3                                         income, a growing stream of income and  Company
                                                   secondarily, growth of capital
 American Funds EuroPacific Growth Fund(R) --      Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital by investing in companies       Company
                                                   based outside the United States
 American Funds Fundamental Investors Fund(SM) --  Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital and income primarily through    Company
                                                   investments in common stocks
 American Funds New Perspective Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments all over    Company
                                                   the world, including the United States
 American Funds SMALLCAP World Fund(R) -- Class    Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital by investing in the stocks of   Company
                                                   smaller companies in the United States
                                                   and around the world
 American Funds The Bond Fund of America(SM) Fund  Seeks to provide as high a level of     Capital Research and Management
  -- Class R3                                      current income as is consistent with    Company
                                                   the preservation of capital
 American Funds The Growth Fund of America(R)      Seeks to provide growth of capital      Capital Research and Management
  Fund -- Class R3                                                                         Company
 American Funds The Income Fund of America(R)      Seeks to provide current income and,    Capital Research and Management
  Fund -- Class R3                                 secondarily, growth of capital through  Company
                                                   a flexible mix of equity and debt
                                                   instruments
 American Funds The Investment Company of          Seeks to provide long-term growth of    Capital Research and Management
  America(R) Fund -- Class R3                      capital and income, placing greater     Company
                                                   emphasis on future dividends than on
                                                   current income
 American Funds The New Economy Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital through investments in          Company
                                                   services and information industries in
                                                   the U.S. and around the world
 American Funds Washington Mutual Investors        Seeks to provide current income and     Capital Research and Management
  Fund(SM) -- Class R3                             the opportunity for growth of           Company
                                                   principal consistent with sound
                                                   common-stock investing

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Ave Maria Growth Fund                             Long-term capital appreciation          Schwartz Investment Counsel, Inc. JLB
                                                                                           & Associates, Inc.
 Ave Maria Opportunity Fund                        Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund                    Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Calvert Income Fund -- Class A                    Seeks to maximize income, to the        Calvert Investment Management Inc.
                                                   extent consistent with preservation of
                                                   capital, through investment in bonds
                                                   and income-producing securities
 Columbia Diversified Equity Income Fund -- Class  High level of current income, as a      Columbia Management Investment
  R3 (1)(c)                                        secondary objective, steady growth of   Advisers, LLC
                                                   capital
 Columbia Mid Cap Value Fund -- Class A            Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Columbia Mid Cap Value Opportunity Fund -- Class  Seeks long-term growth of capital       Columbia Management Investment
  R3 (2)(c)                                                                                Advisers, LLC
 Columbia Multi-Advisor Small Cap Value Fund --    Seeks long-term capital appreciation    Columbia Management Investment
  Class R3 (3)(c)                                                                          Advisers, LLC
 Columbia Seligman Global Technology Fund --       Seeks long-term capital appreciation    Columbia Management Investment
  Class A (4)                                                                              Advisers, LLC
 Davis Opportunity Fund -- Class A                 Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Dreyfus Bond Market Index Fund -- Class INV       Seeks to match Barclay's Capital        The Dreyfus Corporation
                                                   Aggregate Index
 Dreyfus Midcap Index Fund                         Seeks to match S&P MidCap 400 Index     The Dreyfus Corporation
 Dreyfus S&P 500 Index Fund                        Seeks to match the S&P 500 Stock Index  The Dreyfus Corporation
 Dreyfus Smallcap Stock Index Fund                 Seeks to match the S&P Small Cap 600    The Dreyfus Corporation
                                                   Index
 Federated Asset Allocation Fund -- Class A (5)    To provide relative safety of capital   Federated Global Investment Management
                                                   with the possibility of long term       Corp.
                                                   growth of capital and income            Sub-advised by Federated Investment
                                                                                           Management Company
 Federated Capital Appreciation Fund -- Class A    Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
 Federated Clover Value Fund -- Class A            Seeks capital appreciation              Federated Global Investment Management
                                                                                           Co.
 Federated Equity Income Fund, Inc. -- Class A     Above average income and capital        Federated Equity Management Company of
                                                   appreciation                            Pennsylvania
 Federated Fund for U.S. Government Securities --  Current income                          Federated Investment Management
  Class A                                                                                  Company
 Federated High Income Bond Fund -- Class A        High current income                     Federated Investment Management
                                                                                           Company
 Federated International Leaders Fund -- Class A   Seeks long-term growth of capital       Federated Global Investment Management
                                                                                           Corp.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund -- Class R (6)            Seeks capital appreciation              Federated Equity Management Company of
                                                                                           Pennsylvania
                                                                                           Sub-advised by Federated Global
                                                                                           Investment Management Corp
 Federated Mid Cap Growth Strategies Fund --       Seeks capital appreciation              Federated Equity Management Company of
  Class A                                                                                  Pennsylvania
 Federated Total Return Bond Fund -- Class A       Seeks total return                      Federated Investment Management
                                                                                           Company
 Fidelity(R) Advisor Leveraged Company Stock Fund  Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T
 Fidelity(R) Advisor Stock Selector All Cap Fund   Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T (7)
 Franklin High Income Fund -- Class A              High level of current income with a     Franklin Advisers, Inc.
                                                   secondary focus on capital
                                                   appreciation
 Franklin Income Fund -- Class A                   Seeks to maximize income while          Franklin Advisers, Inc.
                                                   maintaining prospects for capital
                                                   appreciation
 Franklin Strategic Income Fund -- Class A         Seeks a high level of current income.   Franklin Advisers, Inc.
                                                   Its secondary goal is capital
                                                   appreciation over the long term
 Franklin Templeton Conservative Allocation Fund   Highest level of long-term total        Franklin Advisers, Inc.
  -- Class A                                       return, consistent with a lower level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   shorter investment horizon
 Franklin Templeton Growth Allocation Fund --      Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a higher level
                                                   of risk. This Fund may be most
                                                   appropriate for investors with a
                                                   longer investment horizon
 Franklin Templeton Moderate Allocation Fund --    Highest level of long-term total        Franklin Advisers, Inc.
  Class A                                          return, consistent with a moderate
                                                   level of risk. This Fund may be most
                                                   appropriate for investors with an
                                                   intermediate investment horizon
 Franklin U.S. Government Securities Fund --       Income                                  Franklin Advisers, Inc.
  Class A
 George Putnam Balanced Fund -- Class A (8)        A balanced investment composed of a     Putnam Investment Management, LLC
                                                   well diversified portfolio of stocks    Sub-advised by Putnam Investments
                                                   and bonds which produce both capital    Limited
                                                   growth and current income
 Goldman Sachs Balanced Fund -- Class A            Long-term growth of capital and         Goldman Sachs Asset Management, L.P.
                                                   current income
 Goldman Sachs Capital Growth Fund -- Class A (d)  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
 Goldman Sachs Concentrated International Equity   Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
  Fund -- Class A

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Core Fixed Income Fund -- Class A   A total return consisting of capital    Goldman Sachs Asset Management, L.P.
                                                   appreciation and income that exceeds
                                                   the total return of Barclays Capital
                                                   US Aggregate Bond Index
 Goldman Sachs Government Income Fund -- Class A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 Goldman Sachs Growth and Income Fund -- Class A   Long-term capital appreciation and      Goldman Sachs Asset Management, L.P.
                                                   growth of income
 Goldman Sachs Growth Opportunities Fund -- Class  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 Goldman Sachs High Yield Fund -- Class A          A high level of current income and may  Goldman Sachs Asset Management, L.P.
                                                   also consider the potential for
                                                   capital appreciation
 Goldman Sachs Large Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Mid Cap Value Fund -- Class A (e)   Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Small Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Strategic Growth Fund -- Class A    Seeks long-term capital growth          Goldman Sachs Asset Management, L.P.
 Goldman Sachs Structured U.S. Equity Fund --      Long-term growth of capital and         Goldman Sachs Asset Management, L.P.
  Class A                                          dividend income
 Invesco Capital Development Fund -- Class A       Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Global Core Equity Fund -- Class A        Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Van Kampen American Franchise Fund --     Long-term capital appreciation          Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen Capital Growth Fund -- Class   To seek capital growth                  Invesco Advisers, Inc.
  A*
 Invesco Van Kampen Comstock Fund -- Class A       To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 Invesco Van Kampen Enterprise Fund -- Class A*    To seek capital appreciation by         Invesco Advisers, Inc.
                                                   investing in a portfolio of securities
                                                   consisting principally of common
                                                   stocks
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Invesco Van Kampen Global Franchise Fund --       To seek long-term capital appreciation  Invesco Advisers, Inc.
  Class A*
 Invesco Van Kampen Growth and Income Fund --      To seek income and long-term growth of  Invesco Advisers, Inc.
  Class A                                          capital
 Invesco Van Kampen Mid Cap Growth Fund -- Class   To seek capital growth                  Invesco Advisers, Inc.
  A

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen Small Cap Growth Fund --       To seek capital appreciation            Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen U.S. Mortgage Fund -- Class A  To provide a high level of current      Invesco Advisers, Inc.
                                                   income, with liquidity and safety of
                                                   principal
 Ivy Science & Technology Fund -- Class Y          To provide long-term capital growth     Ivy Investment Management Company
 Janus Enterprise Fund -- Class S                  Seeks long-term growth of capital       Janus Capital Management LLC
 Legg Mason Capital Management Value Trust, Inc.   Seeks long-term capital growth          Legg Mason Capital Management, Inc.
  -- Class FI
 Legg Mason ClearBridge Aggressive Growth Fund --  Seeks capital appreciation              ClearBridge Advisors
  Class FI
 Legg Mason ClearBridge Small Cap Growth Fund --   Seeks long-term growth of capital       ClearBridge Advisors
  Class FI
 LKCM Aquinas Growth Fund                          Equity Growth                           Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Equity growth                           Luther King Capital Management
                                                                                           Corporation
 Lord Abbett Affiliated Fund, Inc. -- Class P      Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Bond-Debenture Fund, Inc. -- Class P  High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 Lord Abbett Capital Structure Fund -- Class P     Current income and capital              Lord, Abbett & Co. LLC
                                                   appreciation
 Lord Abbett Classic Stock Fund -- Class P         Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk.
 Lord Abbett Developing Growth Fund, Inc. --       Long-term growth of capital through a   Lord, Abbett & Co. LLC
  Class P                                          diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 Lord Abbett Fundamental Equity Fund -- Class P    Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Growth Opportunities Fund -- Class P  Seeks capital appreciation              Lord, Abbett & Co. LLC
 Lord Abbett Small-Cap Blend Fund -- Class P       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Lord Abbett Total Return Fund -- Class P          Income and capital appreciation to      Lord, Abbett & Co. LLC
                                                   produce a high total return
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Research International Fund -- Class R3    Seeks capital appreciation              MFS Investment Management
 MFS(R) Value Fund -- Class R3                     Seeks capital appreciation              MFS Investment Management

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MSIF Opportunity Portfolio -- Class H (9)         Seeks long-term capital appreciation    Morgan Stanley Investment Management
                                                                                           Inc.
 Mutual Beacon Fund -- Class A                     Capital appreciation, with income as a  Franklin Mutual Advisers, LLC secondary goal
 Mutual Global Discovery Fund -- Class A           Seeks capital appreciation              Franklin Mutual Advisers, LLC
 Oppenheimer Global Strategic Income Fund --       High current income by investing        OppenheimerFunds, Inc.
  Class A (10)                                     mainly in debt securities
 Oppenheimer International Bond Fund -- Class A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 Oppenheimer Main Street Fund(R) -- Class A        High total return                       OppenheimerFunds, Inc.
 Oppenheimer Main Street Small- & Mid- Cap         Seeks capital appreciation              OppenheimerFunds, Inc.
  Fund(TM) -- Class A (11)
 Oppenheimer Real Estate Fund -- Class A           Total return through investment in      OppenheimerFunds, Inc.
                                                   real estate securities                  Sub-advised by Cornerstone Real Estate
                                                                                           Advisors, LLC
 Pioneer Emerging Markets Fund -- Class A          Long-term growth of capital             Pioneer Investment Management, Inc.
 Pioneer Growth Opportunities Fund -- Class A (f)  Growth of capital                       Pioneer Investment Management, Inc.
 Pioneer Mid Cap Value Fund -- Class A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of equity
                                                   securities consisting primarily of
                                                   common stocks
 Pioneer Strategic Income Fund -- Class A          High level of current income            Pioneer Investment Management, Inc.
 Putnam Equity Income Fund -- Class A              Capital growth and current income       Putnam Investment Management, LLC
 Putnam High Yield Advantage Fund -- Class A       High current income. Capital growth is  Putnam Investment Management, LLC
                                                   a secondary goal when consistent with   Sub-advised by Putnam Investments
                                                   achieving high current income           Limited
 Putnam International Capital Opportunities Fund   Seeks long-term capital appreciation    Putnam Investment Management, LLC
  -- Class A                                                                               Sub-advised by Putnam Investments
                                                                                           Limited
 Putnam International Equity Fund -- Class A       Seeks capital appreciation              Putnam Investment Limited
                                                                                           Sub-advised by Putnam Advisory Company
 Putnam Investors Fund -- Class A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from
                                                   this growth
 Putnam Multi-Cap Growth Fund -- Class A (12)      Seeks long-term capital appreciation    Putnam Investment Management, LLC
 Putnam Research Fund -- Class A                   Seeks capital appreciation              Putnam Investment Limited
                                                                                           Sub-advised by Putnam Advisory Company
 Putnam Voyager Fund -- Class A                    Seeks capital appreciation              Putnam Investment Management, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income Fund -- Class R       Provide substantial dividend income as  T. Rowe Price Associates, Inc.
                                                   well as long-term growth of capital
 T. Rowe Price Growth Stock Fund -- Class R        Long-term capital growth, and,          T. Rowe Price Associates, Inc.
                                                   secondarily, increasing dividend
                                                   income
 T. Rowe Price Retirement 2010 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2020 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2030 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2040 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement 2050 Fund -- Class R     The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 T. Rowe Price Retirement Income Fund -- Class R   The fund seeks the highest total        T. Rowe Price Associates, Inc.
                                                   return over time consistent with an
                                                   emphasis on both capital growth and
                                                   income
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income
 Templeton Growth Fund, Inc. -- Class A            Long-term growth of capital             Templeton Global Advisors Limited
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R5                                               and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R5                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R5                                         capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R5                                                                                 Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Growth Allocation Fund -- Class R5   Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2015 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2025 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2030 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2035 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2040 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2045 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2050 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5                                         to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Total Return Bond Fund -- Class      Seeks a competitive total return, with  Hartford Investment Financial
  R5**                                             income as a secondary objective         Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Putnam Fund for Growth and Income -- Class A  Capital growth and current income       Putnam Investment Management, LLC
 Timothy Plan Large/Mid-Cap Value Fund -- Class A  Long term capital growth with           Westwood Mngmt. Corp
                                                   secondary objective of current income
 Victory Small Company Opportunity Fund -- Class   Provide capital appreciation            Victory Capital Management, Inc.
  A

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -- Class   Seeks capital appreciation              HL Investment Advisors, LLC
  IB                                                                                       Sub-advised by Wellington Management
                                                                                           Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IB            Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Disciplined Equity HLS Fund -- Class IB  Seeks growth of capital                 HL Investment Advisors, LLC
  (d)                                                                                      Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IB                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Global Growth HLS Fund -- Class IB (d)   Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Growth HLS Fund -- Class IB              Seeks long-term capital appreciation    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IB               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford International Opportunities HLS Fund --  Seeks long-term growth of capital       HL Investment Advisors, LLC
  Class IB                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Small Company HLS Fund -- Class IB       Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Stock HLS Fund -- Class IB               Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP



* Pursuant to a Plan of Reorganization and upon shareholder approval, the following underlying Funds will be merged into the following surviving Funds effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the underlying Funds are hereby deleted.



                   UNDERLYING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen Capital Growth Fund -- Class A       Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Enterprise Fund -- Class A           Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Global Franchise Fund -- Class A     Invesco Global Core Equity Fund -- Class A



** Hartford Total Return Bond HLS Fund -- Class IB shares are closed to Contracts issued on or after 6/1/2010.



(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 1/19/2010.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/1/2009.

(c) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 12/31/2010.



(d) Closed to Contracts issued on or after 6/13/2008.



(e)  Closed to Contracts issued on or after 9/24/2007.



(f)  Closed to Contracts issued on or after 9/1/2009.



NOTES



(1)  Formerly RiverSource(R) Diversified Equity Income Fund -- Class R3



(2)  Formerly RiverSource(R) Mid Cap Value Fund -- Class R3



(3)  Formerly RiverSource Partners Small Cap Value Fund -- Class R3



(4)  Formerly Seligman Global Technology Fund -- Class A



(5)  Formerly Federated Stock and Bond Fund -- Class A



(6)  Formerly Federated Kaufmann Fund -- Class K



(7)  Formerly Fidelity(R) Advisor Dynamic Capital Appreciation Fund -- Class T



(8)  Formerly The George Putnam Fund of Boston -- Class A



(9)  Formerly MSIF Equity Growth Portfolio -- Class H



(10) Formerly Oppenheimer Strategic Income Fund -- Class A



(11) Formerly Oppenheimer Main Street Small Cap Fund(R) -- Class A



(12) Formerly Putnam New Opportunities Fund -- Class A


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                           SALES CHARGE AS A
                                                             PERCENTAGE OF
                                                          PARTICIPANT ACCOUNT
PARTICIPANT'S CONTRACT YEARS                               VALUE SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.

AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0


    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

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       -   Retirement plans qualified under Sections 401(a) or 403(a) of the
           Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

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    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

                                    38

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    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH
CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

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    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

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                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain

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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract

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Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or

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option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

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    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.470               --               --               --
Accumulation unit value at end of period      $9.574               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.415               --               --               --
Accumulation unit value at end of period      $9.488               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.817           $7.135          $11.575          $10.900
Accumulation unit value at end of period     $11.058           $9.817           $7.135          $11.575
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.678           $7.062          $11.503          $10.876
Accumulation unit value at end of period     $10.858           $9.678           $7.062          $11.503
Number of accumulation units outstanding
 at end of period (in thousands)                  24               33               13                2
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.878               --               --               --
Accumulation unit value at end of period      $9.950               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.820               --               --               --
Accumulation unit value at end of period      $9.861               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  64               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.161           $8.488          $11.558          $10.973
Accumulation unit value at end of period     $11.348          $10.161           $8.488          $11.558
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25               16               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.017           $8.401          $11.486          $10.949
Accumulation unit value at end of period     $11.143          $10.017           $8.401          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                 210              218               32                4
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.081               --               --               --
Accumulation unit value at end of period      $9.019               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.029               --               --               --
Accumulation unit value at end of period      $8.938               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.784           $7.920          $11.459          $11.231
Accumulation unit value at end of period     $10.881           $9.784           $7.920          $11.459
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.645           $7.839          $11.388          $11.206
Accumulation unit value at end of period     $10.684           $9.645           $7.839          $11.388
Number of accumulation units outstanding
 at end of period (in thousands)                  37               46                9                1
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452           $7.092          $10.241          $10.000
Accumulation unit value at end of period      $9.139           $8.452           $7.092          $10.241
Number of accumulation units outstanding
 at end of period (in thousands)                 229              194              147               48
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.520               --               --               --
Accumulation unit value at end of period      $9.189               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  96               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.399           $8.756          $12.688          $11.606
Accumulation unit value at end of period     $11.205          $10.399           $8.756          $12.688
Number of accumulation units outstanding
 at end of period (in thousands)                 179              153              106               49
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.252           $8.667          $12.609          $11.580
Accumulation unit value at end of period     $11.002          $10.252           $8.667          $12.609
Number of accumulation units outstanding
 at end of period (in thousands)                 444              410              154              161
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.544          $12.711          $21.547          $20.238
Accumulation unit value at end of period     $19.041          $17.544          $12.711          $21.547
Number of accumulation units outstanding
 at end of period (in thousands)                 100               52               44               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.737               --               --               --
Accumulation unit value at end of period      $9.458               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.029          $12.382          $21.062          $17.914
Accumulation unit value at end of period     $18.418          $17.029          $12.382          $21.062
Number of accumulation units outstanding
 at end of period (in thousands)                 103              104               49               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.460          $12.015          $20.521          $17.524
Accumulation unit value at end of period     $17.730          $16.460          $12.015          $20.521
Number of accumulation units outstanding
 at end of period (in thousands)                 163              136               52               31
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.043           $6.081          $10.168          $10.000
Accumulation unit value at end of period      $9.099           $8.043           $6.081          $10.168
Number of accumulation units outstanding
 at end of period (in thousands)                 167              139               79               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.991               --               --               --
Accumulation unit value at end of period      $9.017               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  99               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.923           $7.529          $12.634          $11.260
Accumulation unit value at end of period     $11.187           $9.923           $7.529          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  61               63               34               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.783           $7.452          $12.555          $11.234
Accumulation unit value at end of period     $10.984           $9.783           $7.452          $12.555
Number of accumulation units outstanding
 at end of period (in thousands)                 285              246               43               29
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.901               --               --               --
Accumulation unit value at end of period      $9.951               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.843               --               --               --
Accumulation unit value at end of period      $9.861               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.207           $8.245          $13.425          $11.711
Accumulation unit value at end of period     $12.485          $11.207           $8.245          $13.425
Number of accumulation units outstanding
 at end of period (in thousands)                  50               49               16                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.048           $8.161          $13.342          $11.684
Accumulation unit value at end of period     $12.259          $11.048           $8.161          $13.342
Number of accumulation units outstanding
 at end of period (in thousands)                  82               67               14                1
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.672           $5.036          $10.038          $10.000
Accumulation unit value at end of period      $9.506           $7.672           $5.036          $10.038
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26               22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.624               --               --               --
Accumulation unit value at end of period      $9.422               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.312           $6.793          $13.587          $11.741
Accumulation unit value at end of period     $12.732          $10.312           $6.793          $13.587
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.166           $6.723          $13.502          $11.715
Accumulation unit value at end of period     $12.501          $10.166           $6.723          $13.502
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19                5               14
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.012           $8.783          $10.094          $10.000
Accumulation unit value at end of period     $10.654          $10.012           $8.783          $10.094
Number of accumulation units outstanding
 at end of period (in thousands)                  66               56               35               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.947               --               --               --
Accumulation unit value at end of period     $10.558               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.492           $9.237          $10.653          $10.429
Accumulation unit value at end of period     $11.126          $10.492           $9.237          $10.653
Number of accumulation units outstanding
 at end of period (in thousands)                  62               50               29                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.344           $9.142          $10.586          $10.405
Accumulation unit value at end of period     $10.925          $10.344           $9.142          $10.586
Number of accumulation units outstanding
 at end of period (in thousands)                 202              211               59               34
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.662           $8.739          $14.453          $14.412
Accumulation unit value at end of period     $12.991          $11.662           $8.739          $14.453
Number of accumulation units outstanding
 at end of period (in thousands)                 375              204              109               52
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.150               --               --               --
Accumulation unit value at end of period      $9.056               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 207               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.320           $8.512          $14.128          $12.884
Accumulation unit value at end of period     $12.566          $11.320           $8.512          $14.128
Number of accumulation units outstanding
 at end of period (in thousands)                 324              316              250              165
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.941           $8.260          $13.765          $12.603
Accumulation unit value at end of period     $12.097          $10.941           $8.260          $13.765
Number of accumulation units outstanding
 at end of period (in thousands)                 492              482              190              106
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.345               --               --               --
Accumulation unit value at end of period      $9.267               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 105               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.291               --               --               --
Accumulation unit value at end of period      $9.183               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.038           $8.163          $11.641          $11.354
Accumulation unit value at end of period     $11.107          $10.038           $8.163          $11.641
Number of accumulation units outstanding
 at end of period (in thousands)                  57               54               27               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $8.080          $11.568          $11.329
Accumulation unit value at end of period     $10.906           $9.896           $8.080          $11.568
Number of accumulation units outstanding
 at end of period (in thousands)                 156              162               33               14
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.978               --               --               --
Accumulation unit value at end of period      $8.771               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.926               --               --               --
Accumulation unit value at end of period      $8.692               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.466           $7.534          $11.680          $11.162
Accumulation unit value at end of period     $10.371           $9.466           $7.534          $11.680
Number of accumulation units outstanding
 at end of period (in thousands)                  81               93               67               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.332           $7.457          $11.607          $11.137
Accumulation unit value at end of period     $10.183           $9.332           $7.457          $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                 143              129               25               14
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.518           $5.915          $10.253          $10.000
Accumulation unit value at end of period      $9.579           $8.518           $5.915          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  31               26               19               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.463               --               --               --
Accumulation unit value at end of period      $9.493               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.614               --               --               --
Accumulation unit value at end of period     $11.895               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.464           $7.321          $12.787          $12.690
Accumulation unit value at end of period     $11.680          $10.464           $7.321          $12.787
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19                5                8
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.449               --               --               --
Accumulation unit value at end of period      $8.373               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.401               --               --               --
Accumulation unit value at end of period      $8.297               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.032           $7.679          $11.616          $11.306
Accumulation unit value at end of period     $10.116           $9.032           $7.679          $11.616
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.904           $7.601          $11.544          $12.293
Accumulation unit value at end of period      $9.933           $8.904           $7.601          $11.544
Number of accumulation units outstanding
 at end of period (in thousands)                  96               93               36                2
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.360           $5.108           $9.286          $10.000
Accumulation unit value at end of period      $8.344           $7.360           $5.108           $9.286
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.314               --               --               --
Accumulation unit value at end of period      $8.271               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.549           $5.954          $10.861          $11.112
Accumulation unit value at end of period      $9.657           $8.549           $5.954          $10.861
Number of accumulation units outstanding
 at end of period (in thousands)                  16               13               11                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.428           $5.893          $10.794          $11.087
Accumulation unit value at end of period      $9.482           $8.428           $5.893          $10.794
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                2                1
FEDERATED ASSET ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.400               --               --               --
Accumulation unit value at end of period     $10.386               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.302               --               --               --
Accumulation unit value at end of period     $13.559               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.051               --               --               --
Accumulation unit value at end of period     $12.167               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.895               --               --               --
Accumulation unit value at end of period     $11.947               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
FEDERATED CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.274               --               --               --
Accumulation unit value at end of period      $9.263               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.226               --               --               --
Accumulation unit value at end of period      $9.186               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.118           $8.940          $12.691          $11.573
Accumulation unit value at end of period     $11.289          $10.118           $8.940          $12.691
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.975           $8.849          $12.612          $11.546
Accumulation unit value at end of period     $11.085           $9.975           $8.849          $12.612
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.832               --               --               --
Accumulation unit value at end of period     $11.945               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.822               --               --               --
Accumulation unit value at end of period     $11.904               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.819               --               --               --
Accumulation unit value at end of period     $11.888               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.803           $6.732          $10.321          $11.574
Accumulation unit value at end of period     $11.823          $10.803           $6.732          $10.321
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.754               --               --               --
Accumulation unit value at end of period      $8.620               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.705               --               --               --
Accumulation unit value at end of period      $8.545               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.390               --               --               --
Accumulation unit value at end of period     $10.403               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.257           $8.101          $11.660          $11.558
Accumulation unit value at end of period     $10.215           $9.257           $8.101          $11.660
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --               --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.432               --               --               --
Accumulation unit value at end of period     $11.917               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.361               --               --               --
Accumulation unit value at end of period     $11.813               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.768          $11.174          $10.902          $10.401
Accumulation unit value at end of period     $12.224          $11.768          $11.174          $10.902
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.601          $11.060          $10.834          $10.377
Accumulation unit value at end of period     $12.003          $11.601          $11.060          $10.834
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                3               --
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.128               --               --               --
Accumulation unit value at end of period     $12.631               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.059               --               --               --
Accumulation unit value at end of period     $12.521               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.057           $8.046          $10.910          $10.645
Accumulation unit value at end of period     $13.638          $12.057           $8.046          $10.910
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.886           $7.964          $10.842          $10.621
Accumulation unit value at end of period     $13.391          $11.886           $7.964          $10.842
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2               --
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042               --               --               --
Accumulation unit value at end of period      $9.502               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990               --               --               --
Accumulation unit value at end of period      $9.417               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.058           $7.822          $13.653          $11.342
Accumulation unit value at end of period     $11.843          $10.058           $7.822          $13.653
Number of accumulation units outstanding
 at end of period (in thousands)                  38               31               21                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.916           $7.743          $13.568          $11.316
Accumulation unit value at end of period     $11.629           $9.916           $7.743          $13.568
Number of accumulation units outstanding
 at end of period (in thousands)                 109               97               21                8
FEDERATED MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.574               --               --               --
Accumulation unit value at end of period      $8.960               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.524               --               --               --
Accumulation unit value at end of period      $8.879               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.370               --               --               --
Accumulation unit value at end of period     $11.046               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $7.147          $12.641          $10.844
Accumulation unit value at end of period     $10.846           $9.237           $7.147          $12.641
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3                2               --
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $37.076               --               --               --
Accumulation unit value at end of period     $39.415               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.630               --               --               --
Accumulation unit value at end of period     $12.333               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.055               --               --               --
Accumulation unit value at end of period     $12.771               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.884          $10.764          $10.910          $10.373
Accumulation unit value at end of period     $12.540          $11.884          $10.764          $10.910
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               --               --
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.105               --               --               --
Accumulation unit value at end of period     $12.502               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.036               --               --               --
Accumulation unit value at end of period     $12.393               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.025           $8.403          $10.940          $10.693
Accumulation unit value at end of period     $13.490          $12.025           $8.403          $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.855           $8.317          $10.872          $10.669
Accumulation unit value at end of period     $13.246          $11.855           $8.317          $10.872
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                1               --
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.473           $7.052          $10.200          $10.000
Accumulation unit value at end of period     $10.643           $9.473           $7.052          $10.200
Number of accumulation units outstanding
 at end of period (in thousands)                  88               73               57               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.938               --               --               --
Accumulation unit value at end of period     $10.016               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 112               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.815           $8.079          $11.727          $11.230
Accumulation unit value at end of period     $12.108          $10.815           $8.079          $11.727
Number of accumulation units outstanding
 at end of period (in thousands)                  47               40               33               26
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.662           $7.997          $11.653          $11.205
Accumulation unit value at end of period     $11.889          $10.662           $7.997          $11.653
Number of accumulation units outstanding
 at end of period (in thousands)                 209              163               46               56
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.253               --               --               --
Accumulation unit value at end of period     $12.413               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.180               --               --               --
Accumulation unit value at end of period     $12.301               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.161           $9.768          $11.063          $10.538
Accumulation unit value at end of period     $13.367          $12.161           $9.768          $11.063
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.988           $9.669          $10.994          $10.515
Accumulation unit value at end of period     $13.126          $11.988           $9.669          $10.994
Number of accumulation units outstanding
 at end of period (in thousands)                  37               49                1               --
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.276           $8.630          $10.253          $10.000
Accumulation unit value at end of period     $11.246          $10.276           $8.630          $10.253
Number of accumulation units outstanding
 at end of period (in thousands)                  86               76                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.334               --               --               --
Accumulation unit value at end of period     $11.283               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.492           $9.685          $11.548          $10.755
Accumulation unit value at end of period     $12.534          $11.492           $9.685          $11.548
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.329           $9.587          $11.476          $10.731
Accumulation unit value at end of period     $12.307          $11.329           $9.587          $11.476
Number of accumulation units outstanding
 at end of period (in thousands)                  43               35               19                1
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.150           $7.015          $10.182          $10.000
Accumulation unit value at end of period     $10.407           $9.150           $7.015          $10.182
Number of accumulation units outstanding
 at end of period (in thousands)                 112               89                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.091               --               --               --
Accumulation unit value at end of period     $10.314               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.901           $8.387          $12.215          $11.140
Accumulation unit value at end of period     $12.355          $10.901           $8.387          $12.215
Number of accumulation units outstanding
 at end of period (in thousands)                  27               26               23               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.747           $8.301          $12.139          $11.115
Accumulation unit value at end of period     $12.132          $10.747           $8.301          $12.139
Number of accumulation units outstanding
 at end of period (in thousands)                  87               65               31               11
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.949           $8.019          $10.230          $10.000
Accumulation unit value at end of period     $11.084           $9.949           $8.019          $10.230
Number of accumulation units outstanding
 at end of period (in thousands)                  55               45                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.884               --               --               --
Accumulation unit value at end of period     $10.984               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.424           $9.241          $11.830          $10.906
Accumulation unit value at end of period     $12.683          $11.424           $9.241          $11.830
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               14                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.262           $9.146          $11.756          $10.881
Accumulation unit value at end of period     $12.453          $11.262           $9.146          $11.756
Number of accumulation units outstanding
 at end of period (in thousands)                 127              132               60               35
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.720               --               --               --
Accumulation unit value at end of period     $12.370               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.647               --               --               --
Accumulation unit value at end of period     $12.262               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.043          $11.592          $10.938          $10.372
Accumulation unit value at end of period     $12.666          $12.043          $11.592          $10.938
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $11.474          $10.870          $10.349
Accumulation unit value at end of period     $12.437          $11.872          $11.474          $10.870
Number of accumulation units outstanding
 at end of period (in thousands)                  59               68                1               --
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.174               --               --               --
Accumulation unit value at end of period      $7.934               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.129               --               --               --
Accumulation unit value at end of period      $7.864               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.144               --               --               --
Accumulation unit value at end of period      $8.976               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.029           $6.462          $10.962          $10.999
Accumulation unit value at end of period      $8.813           $8.029           $6.462          $10.962
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
GOLDMAN SACHS BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.185               --               --               --
Accumulation unit value at end of period     $14.868               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.313               --               --               --
Accumulation unit value at end of period     $10.475               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.570               --               --               --
Accumulation unit value at end of period     $11.877               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.421           $8.524          $11.251          $10.961
Accumulation unit value at end of period     $11.662          $10.421           $8.524          $11.251
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               --               --
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.723               --               --               --
Accumulation unit value at end of period      $9.619               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.672               --               --               --
Accumulation unit value at end of period      $9.539               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.898               --               --               --
Accumulation unit value at end of period     $10.877               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.758           $6.666          $11.802          $10.906
Accumulation unit value at end of period     $10.680           $9.758           $6.666          $11.802
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.966               --               --               --
Accumulation unit value at end of period     $11.715               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.715               --               --               --
Accumulation unit value at end of period     $11.419               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.071               --               --               --
Accumulation unit value at end of period     $11.786               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.914           $9.531          $10.851          $10.326
Accumulation unit value at end of period     $11.573          $10.914           $9.531          $10.851
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1               --
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.466               --               --               --
Accumulation unit value at end of period     $11.963               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.392               --               --               --
Accumulation unit value at end of period     $11.856               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.829          $11.418          $10.965          $10.333
Accumulation unit value at end of period     $12.299          $11.829          $11.418          $10.965
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.661          $11.301          $10.897          $10.310
Accumulation unit value at end of period     $12.076          $11.661          $11.301          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  30               26                5                1

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.147           $6.074           $9.465          $10.000
Accumulation unit value at end of period      $7.928           $7.147           $6.074           $9.465
Number of accumulation units outstanding
 at end of period (in thousands)                 100               91               83               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.102               --               --               --
Accumulation unit value at end of period      $7.859               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.745           $7.458          $11.662          $11.596
Accumulation unit value at end of period      $9.666           $8.745           $7.458          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.621           $7.382          $11.589          $11.570
Accumulation unit value at end of period      $9.491           $8.621           $7.382          $11.589
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16                2               60
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.714               --               --               --
Accumulation unit value at end of period     $11.467               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.658               --               --               --
Accumulation unit value at end of period     $11.371               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.864           $7.593          $12.807          $10.824
Accumulation unit value at end of period     $13.956          $11.864           $7.593          $12.807
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.697           $7.516          $12.727          $10.800
Accumulation unit value at end of period     $13.703          $11.697           $7.516          $12.727
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.308          $11.594          $18.415          $20.344
Accumulation unit value at end of period     $18.941          $15.308          $11.594          $18.415
Number of accumulation units outstanding
 at end of period (in thousands)                  36               30               27                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.569               --               --               --
Accumulation unit value at end of period      $9.343               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.898          $11.323          $18.048          $17.688
Accumulation unit value at end of period     $18.370          $14.898          $11.323          $18.048
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39               33               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.443          $11.021          $17.638          $17.355
Accumulation unit value at end of period     $17.738          $14.443          $11.021          $17.638
Number of accumulation units outstanding
 at end of period (in thousands)                  38               43               41               36
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.127           $6.396           $8.832          $10.186
Accumulation unit value at end of period     $10.180           $8.127           $6.396           $8.832
Number of accumulation units outstanding
 at end of period (in thousands)                  43               21               20               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.075               --               --               --
Accumulation unit value at end of period     $10.089               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.476           $7.483          $10.369          $11.091
Accumulation unit value at end of period     $11.827           $9.476           $7.483          $10.369
Number of accumulation units outstanding
 at end of period (in thousands)                  19               14                4                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.341           $7.407          $10.304          $11.066
Accumulation unit value at end of period     $11.613           $9.341           $7.407          $10.304
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33                8                5

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.693               --               --               --
Accumulation unit value at end of period      $9.560               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.638               --               --               --
Accumulation unit value at end of period      $9.477               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.067           $7.077          $11.955          $10.848
Accumulation unit value at end of period     $11.033          $10.067           $7.077          $11.955
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.925           $7.005          $11.880          $10.823
Accumulation unit value at end of period     $10.833           $9.925           $7.005          $11.880
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
GOLDMAN SACHS STRUCTURED U.S. EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.007               --               --               --
Accumulation unit value at end of period      $7.877               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.963               --               --               --
Accumulation unit value at end of period      $7.808               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.084           $6.744          $10.913          $11.150
Accumulation unit value at end of period      $9.055           $8.084           $6.744          $10.913
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.969               --               --               --
Accumulation unit value at end of period      $8.891               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.747               --               --               --
Accumulation unit value at end of period     $10.454               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.700               --               --               --
Accumulation unit value at end of period     $10.373               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.682               --               --               --
Accumulation unit value at end of period     $10.341               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.608           $5.239          $10.463          $10.000
Accumulation unit value at end of period     $10.212           $8.608           $5.239          $10.463
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
INVESCO VAN KAMPEN COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.065           $8.591          $13.467          $14.977
Accumulation unit value at end of period     $12.728          $11.065           $8.591          $13.467
Number of accumulation units outstanding
 at end of period (in thousands)                  50               44               41               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.382               --               --               --
Accumulation unit value at end of period      $8.469               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.745           $8.372          $13.170          $13.538
Accumulation unit value at end of period     $12.317          $10.745           $8.372          $13.170
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26               22               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.391           $8.128          $12.838          $13.250
Accumulation unit value at end of period     $11.863          $10.391           $8.128          $12.838
Number of accumulation units outstanding
 at end of period (in thousands)                  53               44               23               44

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.063          $11.443          $15.290          $15.939
Accumulation unit value at end of period     $15.727          $14.063          $11.443          $15.290
Number of accumulation units outstanding
 at end of period (in thousands)                 289              205              216              171
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.801               --               --               --
Accumulation unit value at end of period      $9.817               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.806          $11.274          $15.116          $14.764
Accumulation unit value at end of period     $15.386          $13.806          $11.274          $15.116
Number of accumulation units outstanding
 at end of period (in thousands)                 239              240              226              236
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.256          $10.868          $14.631          $14.347
Accumulation unit value at end of period     $14.714          $13.256          $10.868          $14.631
Number of accumulation units outstanding
 at end of period (in thousands)                 106              104               79               65
INVESCO VAN KAMPEN GLOBAL FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.125               --               --               --
Accumulation unit value at end of period     $16.182               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.098               --               --               --
Accumulation unit value at end of period     $16.111               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.088               --               --               --
Accumulation unit value at end of period     $16.082               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.045               --               --               --
Accumulation unit value at end of period     $15.969               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $7.814               --               --               --
 period
Accumulation unit value at end of period      $8.759               --               --               --
Number of accumulation units outstanding          24               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $7.764               --               --               --
 period
Accumulation unit value at end of period      $8.680               --               --               --
Number of accumulation units outstanding          16               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $9.544           $7.746          $11.520          $11.330
 period
Accumulation unit value at end of period     $10.660           $9.544           $7.746          $11.520
Number of accumulation units outstanding          36               16               13                7
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $9.409           $7.667          $11.449          $11.304
 period
Accumulation unit value at end of period     $10.467           $9.409           $7.667          $11.449
Number of accumulation units outstanding          37               33                9                1
 at end of period (in thousands)
INVESCO VAN KAMPEN MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $8.890               --               --               --
 period
Accumulation unit value at end of period     $11.264               --               --               --
Number of accumulation units outstanding           2               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $8.834               --               --               --
 period
Accumulation unit value at end of period     $11.165               --               --               --
Number of accumulation units outstanding           2               --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $10.688           $6.767          $13.226          $10.900
 period
Accumulation unit value at end of period     $13.496          $10.688           $6.767          $13.226
Number of accumulation units outstanding          22               10                3                1
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $10.537           $6.697          $13.143          $10.876
 period
Accumulation unit value at end of period     $13.252          $10.537           $6.697          $13.143
Number of accumulation units outstanding          11               17                5               --
 at end of period (in thousands)

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.212               --               --               --
Accumulation unit value at end of period     $10.125               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.159               --               --               --
Accumulation unit value at end of period     $10.034               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.521           $8.164          $12.822          $10.671
Accumulation unit value at end of period     $11.697           $9.521           $8.164          $12.822
Number of accumulation units outstanding
 at end of period (in thousands)                  15               11                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.386           $8.081          $12.742          $10.647
Accumulation unit value at end of period     $11.486           $9.386           $8.081          $12.742
Number of accumulation units outstanding
 at end of period (in thousands)                  29               29                6                4
INVESCO VAN KAMPEN U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.912               --               --               --
Accumulation unit value at end of period     $11.446               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.844               --               --               --
Accumulation unit value at end of period     $11.346               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.212               --               --               --
Accumulation unit value at end of period     $11.719               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.053          $10.441          $10.783          $10.287
Accumulation unit value at end of period     $11.507          $11.053          $10.441          $10.783
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --(a)            --
Accumulation unit value at end of period     $10.995               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.471           $7.172          $11.509          $11.209
Accumulation unit value at end of period      $9.600           $8.471           $7.172          $11.509
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.351           $7.099          $11.437          $11.183
Accumulation unit value at end of period      $9.427           $8.351           $7.099          $11.437
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                3               --
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.796           $8.860          $11.207          $10.730
Accumulation unit value at end of period     $13.193          $11.796           $8.860          $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.630           $8.770          $11.138          $10.707
Accumulation unit value at end of period     $12.954          $11.630           $8.770          $11.138
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                7                5
LORD ABBETT CAPITAL STRUCTURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --(a)            --
Accumulation unit value at end of period     $10.550               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.048           $8.236          $11.438          $11.208
Accumulation unit value at end of period     $11.441          $10.048           $8.236          $11.438
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.905           $8.152          $11.367          $11.182
Accumulation unit value at end of period     $11.234           $9.905           $8.152          $11.367
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.236           $8.192          $12.017          $11.003
Accumulation unit value at end of period     $11.538          $10.236           $8.192          $12.017
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.091           $8.108          $11.942          $10.978
Accumulation unit value at end of period     $11.330          $10.091           $8.108          $11.942
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
LORD ABBETT DEVELOPING GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --               --(a)
Accumulation unit value at end of period     $11.405               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.690               --               --               --
Accumulation unit value at end of period     $14.457               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.538           $7.267          $14.020          $10.462
Accumulation unit value at end of period     $14.195          $10.538           $7.267          $14.020
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.603           $7.676          $10.000               --
Accumulation unit value at end of period     $11.373           $9.603           $7.676               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.093           $8.096          $11.475          $10.778
Accumulation unit value at end of period     $11.912          $10.093           $8.096          $11.475
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.950           $8.013          $11.403          $10.754
Accumulation unit value at end of period     $11.696           $9.950           $8.013          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                7                1

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.222               --               --               --
Accumulation unit value at end of period     $13.705               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.063           $7.713          $12.670          $10.606
Accumulation unit value at end of period     $13.458          $11.063           $7.713          $12.670
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
LORD ABBETT SMALL-CAP BLEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.291               --               --               --
Accumulation unit value at end of period     $13.828               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.060           $9.847          $14.905          $13.713
Accumulation unit value at end of period     $13.521          $12.060           $9.847          $14.905
Number of accumulation units outstanding
 at end of period (in thousands)                  28               31               37               32
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.802           $9.674          $14.703          $13.581
Accumulation unit value at end of period     $13.178          $11.802           $9.674          $14.703
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                4                1
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.191               --               --               --
Accumulation unit value at end of period     $12.992               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.018          $10.532          $10.807          $10.364
Accumulation unit value at end of period     $12.757          $12.018          $10.532          $10.807
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(b)            --
Accumulation unit value at end of period     $12.275               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(b)            --
Accumulation unit value at end of period     $12.258               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(b)            --
Accumulation unit value at end of period     $12.250               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(b)            --
Accumulation unit value at end of period     $12.222               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.427               --               --               --
Accumulation unit value at end of period      $8.189               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.496               --               --               --
Accumulation unit value at end of period      $8.245               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.842           $6.897          $11.686          $11.479
Accumulation unit value at end of period      $9.716           $8.842           $6.897          $11.686
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9               12                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.717           $6.826          $11.613          $11.453
Accumulation unit value at end of period      $9.540           $8.717           $6.826          $11.613
Number of accumulation units outstanding
 at end of period (in thousands)                  27               24                7                2
MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.678           $7.214           $9.896          $10.000
Accumulation unit value at end of period      $9.592           $8.678           $7.214           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                  83               74               64               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.624               --               --               --
Accumulation unit value at end of period      $9.508               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.300           $9.427          $12.976          $13.136
Accumulation unit value at end of period     $12.446          $11.300           $9.427          $12.976
Number of accumulation units outstanding
 at end of period (in thousands)                  71               51               41               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.140           $9.330          $12.896          $13.275
Accumulation unit value at end of period     $12.220          $11.140           $9.330          $12.896
Number of accumulation units outstanding
 at end of period (in thousands)                  36               52               35               48
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.570               --               --               --
Accumulation unit value at end of period     $12.198               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.504               --               --               --
Accumulation unit value at end of period     $12.092               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.631           $9.602          $11.605          $10.716
Accumulation unit value at end of period     $13.376          $11.631           $9.602          $11.605
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.467           $9.504          $11.532          $10.692
Accumulation unit value at end of period     $13.134          $11.467           $9.504          $11.532
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                1               --
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.973               --               --               --
Accumulation unit value at end of period     $12.809               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  77               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.895               --               --               --
Accumulation unit value at end of period     $12.694               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.552          $12.045          $12.228          $10.852
Accumulation unit value at end of period     $14.448          $13.552          $12.045          $12.228
Number of accumulation units outstanding
 at end of period (in thousands)                  44               34               22               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.360          $11.923          $12.152          $10.828
Accumulation unit value at end of period     $14.186          $13.360          $11.923          $12.152
Number of accumulation units outstanding
 at end of period (in thousands)                 104               89               28                7
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND( TM )
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.439               --               --               --
Accumulation unit value at end of period      $9.116               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.391               --               --               --
Accumulation unit value at end of period      $9.034               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.802           $6.482          $10.593          $10.852
Accumulation unit value at end of period     $10.748           $8.802           $6.482          $10.593
Number of accumulation units outstanding
 at end of period (in thousands)                  18               26               25                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.678           $6.416          $10.527          $10.827
Accumulation unit value at end of period     $10.554           $8.678           $6.416          $10.527
Number of accumulation units outstanding
 at end of period (in thousands)                  30               28               19               10
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.538               --               --               --
Accumulation unit value at end of period      $8.832               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.489               --               --               --
Accumulation unit value at end of period      $8.752               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.444               --               --               --
Accumulation unit value at end of period     $11.026               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.310           $7.561          $11.547          $11.102
Accumulation unit value at end of period     $10.827           $9.310           $7.561          $11.547
Number of accumulation units outstanding
 at end of period (in thousands)                  27               31               11                1
PIONEER GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.836               --               --               --
Accumulation unit value at end of period     $12.895               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.826               --               --               --
Accumulation unit value at end of period     $12.850               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.821               --               --               --
Accumulation unit value at end of period     $12.833               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.805               --               --               --
Accumulation unit value at end of period     $12.762               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.978               --               --               --
Accumulation unit value at end of period     $13.307               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.776               --               --               --
Accumulation unit value at end of period     $13.050               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.468               --               --               --
Accumulation unit value at end of period     $13.804               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.292           $9.519          $10.878          $10.383
Accumulation unit value at end of period     $13.554          $12.292           $9.519          $10.878
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23               16                5
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.103               --               --               --
Accumulation unit value at end of period      $9.081               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.050               --               --               --
Accumulation unit value at end of period      $8.999               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.147               --               --               --
Accumulation unit value at end of period     $11.332               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $7.981          $11.761          $11.513
Accumulation unit value at end of period     $11.126          $10.003           $7.981          $11.761
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --               --
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.064               --               --               --
Accumulation unit value at end of period     $12.478               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.995               --               --               --
Accumulation unit value at end of period     $12.369               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.210               --               --               --
Accumulation unit value at end of period     $13.722               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.037           $8.217          $10.981          $10.749
Accumulation unit value at end of period     $13.474          $12.037           $8.217          $10.981
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.698               --               --               --
Accumulation unit value at end of period      $7.337               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.656               --               --               --
Accumulation unit value at end of period      $7.273               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.864           $7.137          $13.049          $12.140
Accumulation unit value at end of period      $9.676           $8.864           $7.137          $13.049
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.739           $7.064          $12.967          $12.112
Accumulation unit value at end of period      $9.501           $8.739           $7.064          $12.967
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1               --
PUTNAM INVESTORS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.867               --               --               --
Accumulation unit value at end of period      $7.793               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.822               --               --               --
Accumulation unit value at end of period      $7.723               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.203               --               --               --
Accumulation unit value at end of period      $9.278               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.087           $6.242          $10.587          $11.292
Accumulation unit value at end of period      $9.110           $8.087           $6.242          $10.587
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
PUTNAM MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.869               --               --               --
Accumulation unit value at end of period      $9.342               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.820               --               --               --
Accumulation unit value at end of period      $9.260               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.214               --               --               --
Accumulation unit value at end of period     $10.900               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.083           $6.977          $11.493          $11.018
Accumulation unit value at end of period     $10.703           $9.083           $6.977          $11.493
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
PUTNAM RESEARCH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.628               --               --               --
Accumulation unit value at end of period      $8.827               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.580               --               --               --
Accumulation unit value at end of period      $8.750               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.904               --               --               --
Accumulation unit value at end of period     $10.268               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.778           $6.619          $10.874          $10.969
Accumulation unit value at end of period     $10.083           $8.778           $6.619          $10.874
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.580               --               --               --
Accumulation unit value at end of period      $8.642               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.380               --               --               --
Accumulation unit value at end of period      $8.393               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.510               --               --               --
Accumulation unit value at end of period      $8.532               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.431               --               --               --
Accumulation unit value at end of period      $8.409               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --               --
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.173               --               --               --
Accumulation unit value at end of period     $18.540               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 496               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.507               --               --               --
Accumulation unit value at end of period      $9.162               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.054          $11.487          $21.489          $18.485
Accumulation unit value at end of period     $18.347          $17.054          $11.487          $21.489
Number of accumulation units outstanding
 at end of period (in thousands)                  50               33               25               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.188          $10.947          $20.562          $17.758
Accumulation unit value at end of period     $17.346          $16.188          $10.947          $20.562
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17                9
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.143          $11.113          $10.509          $10.000
Accumulation unit value at end of period     $14.736          $13.143          $11.113          $10.509
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.061               --               --               --
Accumulation unit value at end of period     $14.607               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.550               --               --               --
Accumulation unit value at end of period     $16.256               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.344          $12.219          $11.642          $10.634
Accumulation unit value at end of period     $15.962          $14.344          $12.219          $11.642
Number of accumulation units outstanding
 at end of period (in thousands)                  57               44                6                5
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.428           $8.780          $15.610          $16.532
Accumulation unit value at end of period     $12.228          $11.428           $8.780          $15.610
Number of accumulation units outstanding
 at end of period (in thousands)                  25               21               26                8

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.922               --               --               --
Accumulation unit value at end of period      $7.388               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.205           $8.639          $15.413          $15.212
Accumulation unit value at end of period     $11.947          $11.205           $8.639          $15.413
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.955           $8.480          $15.190          $15.052
Accumulation unit value at end of period     $11.634          $10.955           $8.480          $15.190
Number of accumulation units outstanding
 at end of period (in thousands)                  29               32                9               18
THE PUTNAM FUND FOR GROWTH AND INCOME
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.897               --               --               --
Accumulation unit value at end of period      $7.831               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.853               --               --               --
Accumulation unit value at end of period      $7.762               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.196               --               --               --
Accumulation unit value at end of period      $9.273               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.079           $6.324          $10.472          $11.301
Accumulation unit value at end of period      $9.105           $8.079           $6.324          $10.472
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.853               --               --               --
Accumulation unit value at end of period      $9.853               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.799               --               --               --
Accumulation unit value at end of period      $9.769               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.129               --               --               --
Accumulation unit value at end of period     $11.234               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $7.780          $11.553          $10.998
Accumulation unit value at end of period     $11.031           $9.985           $7.780          $11.553
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.019               --               --               --
Accumulation unit value at end of period      $9.077               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.972               --               --               --
Accumulation unit value at end of period      $9.001               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.217               --               --               --
Accumulation unit value at end of period     $10.397               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.086           $7.341          $11.880          $11.131
Accumulation unit value at end of period     $10.208           $9.086           $7.341          $11.880
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.445               --               --               --
Accumulation unit value at end of period      $9.490               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.394               --               --               --
Accumulation unit value at end of period      $9.409               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.193           $8.266          $12.369          $11.553
Accumulation unit value at end of period     $11.414          $10.193           $8.266          $12.369
Number of accumulation units outstanding
 at end of period (in thousands)                  25               14               12               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.049           $8.182          $12.292          $11.526
Accumulation unit value at end of period     $11.208          $10.049           $8.182          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  97              112               47                5
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.198               --               --               --
Accumulation unit value at end of period      $8.162               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.156               --               --               --
Accumulation unit value at end of period      $8.094               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.811               --               --               --
Accumulation unit value at end of period      $9.957               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.686           $6.501          $13.881          $11.268
Accumulation unit value at end of period      $9.777           $8.686           $6.501          $13.881
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --               --
HARTFORD GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452               --               --               --
Accumulation unit value at end of period     $10.013               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.401               --               --               --
Accumulation unit value at end of period      $9.928               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.591               --               --               --
Accumulation unit value at end of period     $11.323               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $7.150          $12.468          $10.838
Accumulation unit value at end of period     $11.118           $9.455           $7.150          $12.468
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.771               --               --               --
Accumulation unit value at end of period      $9.068               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  64               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.724               --               --               --
Accumulation unit value at end of period      $8.991               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.879           $7.706          $14.340          $11.183
Accumulation unit value at end of period     $11.487           $9.879           $7.706          $14.340
Number of accumulation units outstanding
 at end of period (in thousands)                  27               28               22               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.739           $7.628          $14.250          $11.157
Accumulation unit value at end of period     $11.280           $9.739           $7.628          $14.250
Number of accumulation units outstanding
 at end of period (in thousands)                  81               75               26                1
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.208               --               --               --
Accumulation unit value at end of period      $9.347               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.875               --               --               --
Accumulation unit value at end of period      $8.945               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.128           $7.317          $11.764          $11.306
Accumulation unit value at end of period     $10.359           $9.128           $7.317          $11.764
Number of accumulation units outstanding
 at end of period (in thousands)                  49               47               13                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.999               --               --               --
Accumulation unit value at end of period     $10.171               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.647               --               --               --
Accumulation unit value at end of period      $9.826               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.595               --               --               --
Accumulation unit value at end of period      $9.742               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.328           $8.582          $15.024          $11.921
Accumulation unit value at end of period     $12.827          $11.328           $8.582          $15.024
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $8.494          $14.930          $11.894
Accumulation unit value at end of period     $12.595          $11.168           $8.494          $14.930
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                3               --
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.844               --               --               --
Accumulation unit value at end of period      $8.938               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --

                                                            YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008             2007
-------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.797               --               --               --
Accumulation unit value at end of period      $8.862               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.376               --               --               --
Accumulation unit value at end of period     $10.645               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.243           $6.629          $11.833          $11.342
Accumulation unit value at end of period     $10.453           $9.243           $6.629          $11.833
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                2               --
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.775               --               --               --
Accumulation unit value at end of period     $11.499               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.794               --               --               --
Accumulation unit value at end of period     $11.490               --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.227           $9.869          $10.802          $10.434
Accumulation unit value at end of period     $11.939          $11.227           $9.869          $10.802
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               20               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.068           $9.769          $10.735          $10.411
Accumulation unit value at end of period     $11.723          $11.068           $9.769          $10.735
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47               12               --



(a)  Inception Date October 14, 2010,



(b) Inception Date May 21, 2010,

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                            PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                  2
 Safekeeping of Assets                                               2
 Experts                                                             2
 Non-Participating                                                   2
 Misstatement of Age or Sex                                          2
 Principal Underwriter                                               2
 Additional Payments                                                 2
PERFORMANCE RELATED INFORMATION                                      4
 Total Return for all Sub-Accounts                                   4
 Yield for Sub-Accounts                                              4
 Money Market Sub-Accounts                                           4
 Additional Materials                                                5
 Performance Comparisons                                             5
FINANCIAL STATEMENTS                                               SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-5776-8) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated


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HARTFORD LIFE INSURANCE COMPANY                                            3

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Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment
Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc.,


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4                                            HARTFORD LIFE INSURANCE COMPANY

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Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment
Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in

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HARTFORD LIFE INSURANCE COMPANY                                            5

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determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                 [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS CORNERSTONE (SERIES II)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


- Alger Capital Appreciation Institutional Fund -- Class I
- Alger Mid Cap Growth Institutional Fund -- Class I
- Alger Small Cap Growth Institutional Fund -- Class I
- AllianceBernstein 2000 Retirement Strategy Fund -- Class A
- AllianceBernstein 2005 Retirement Strategy Fund -- Class A
- AllianceBernstein 2010 Retirement Strategy Fund -- Class A
- AllianceBernstein 2015 Retirement Strategy Fund -- Class A
- AllianceBernstein 2020 Retirement Strategy Fund -- Class A
- AllianceBernstein 2025 Retirement Strategy Fund -- Class A
- AllianceBernstein 2030 Retirement Strategy Fund -- Class A
- AllianceBernstein 2035 Retirement Strategy Fund -- Class A
- AllianceBernstein 2040 Retirement Strategy Fund -- Class A
- AllianceBernstein 2045 Retirement Strategy Fund -- Class A
- AllianceBernstein 2050 Retirement Strategy Fund -- Class A
- AllianceBernstein 2055 Retirement Strategy Fund -- Class A
- AllianceBernstein International Growth Fund -- Class A
- AllianceBernstein International Value Fund -- Class A
- AllianceBernstein Small/Mid Cap Value Fund -- Class A
- AllianceBernstein Value Fund -- Class A
- Allianz NFJ Dividend Value Fund -- Class A
- Allianz NFJ Small-Cap Value Fund -- Class A
- American Century Diversified Bond Fund -- Class A
- American Century Equity Income Fund -- Class A
- American Century Growth Fund -- Class A
- American Century Mid Cap Value Fund -- Class A
- American Century Prime Money Market Fund -- Class A
- American Century Small Cap Value Fund -- Class A
- American Funds AMCAP Fund(R) -- Class R3
- American Funds American Balanced Fund(R) -- Class R3
- American Funds American Mutual Fund(R) -- Class R3
- American Funds Capital Income Builder Fund(R) -- Class R3
- American Funds Capital World Growth and Income Fund(SM) -- Class R3
- American Funds EuroPacific Growth Fund(R) -- Class R3
- American Funds Fundamental Investors Fund(SM) -- Class R3
- American Funds New Perspective Fund(R) -- Class R3
- American Funds SMALLCAP World Fund(R) -- Class R3
- American Funds The Bond Fund of America(SM) Fund -- Class R3
- American Funds The Growth Fund of America(R) Fund -- Class R3
- American Funds The Income Fund of America(R) Fund -- Class R3

- American Funds The Investment Company of America(R) Fund -- Class R3
- American Funds The New Economy Fund(R) -- Class R3
- American Funds Washington Mutual Investors Fund(SM) -- Class R3
- Ave Maria Growth Fund
- Ave Maria Opportunity Fund
- Ave Maria Rising Dividend Fund
- BlackRock Capital Appreciation Fund, Inc. -- Investor A
- BlackRock Equity Dividend Fund -- Investor A
- BlackRock Global Allocation Fund, Inc. -- Investor A
- BlackRock International Opportunity Fund -- Class A
- BlackRock Mid Cap Value Opportunities Fund -- Investor A
- BlackRock Mid-Cap Value Equity Portfolio -- Investor A
- BlackRock Small Cap Growth Fund II -- Investor A
- Calvert Bond Portfolio -- Class A
- Calvert Equity Portfolio -- Class A
- Calvert Income Fund -- Class A
- ColumbiaSM Acorn(R) Fund -- Class A
- Columbia Contrarian Core Fund -- Class A
- Columbia Diversified Equity Income Fund -- Class R3
- Columbia Marsico 21st Century Fund -- Class A
- Columbia Marsico Growth Fund -- Class A
- Columbia Mid Cap Value Fund -- Class A
- Columbia Mid Cap Value Opportunity Fund -- Class R3
- Columbia Multi-Advisor Small Cap Value Fund -- Class R3
- Columbia Seligman Global Technology Fund -- Class A
- Columbia Small Cap Core Fund -- Class A
- Columbia Small Cap Value Fund I -- Class A
- Davis New York Venture Fund -- Class A
- Davis Opportunity Fund -- Class A
- Dreyfus Bond Market Index Fund -- Class INV
- Dreyfus Midcap Index Fund
- Dreyfus S&P 500 Index Fund
- Dreyfus Smallcap Stock Index Fund
- DWS Capital Growth Fund -- Class A
- DWS Global Thematic Fund -- Class A
- Eaton Vance Balanced Fund -- Class A
- Eaton Vance Income Fund of Boston -- Class A
- Eaton Vance Large-Cap Value Fund -- Class A
- Federated Asset Allocation Fund -- Class A
- Federated Capital Appreciation Fund -- Class A
- Federated Clover Value Fund -- Class A
- Federated Equity Income Fund, Inc. -- Class A
- Federated Fund for U.S. Government Securities -- Class A
- Federated High Income Bond Fund -- Class A
- Federated International Leaders Fund -- Class A
- Federated Kaufmann Fund -- Class R
- Federated Mid Cap Growth Strategies Fund -- Class A
- Federated Total Return Bond Fund -- Class A
- Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
- Fidelity(R) Advisor Stock Selector All Cap Fund -- Class T
- Franklin Growth Fund -- Class A
- Franklin High Income Fund -- Class A
- Franklin Income Fund -- Class A
- Franklin Small Cap Value Fund -- Class A
- Franklin Strategic Income Fund -- Class A
- Franklin Templeton Conservative Allocation Fund -- Class A
- Franklin Templeton Growth Allocation Fund -- Class A
- Franklin Templeton Moderate Allocation Fund -- Class A
- Franklin Total Return Fund -- Class A
- Franklin U.S. Government Securities Fund -- Class A
- Frost Core Growth Equity Fund -- Class A
- Frost Dividend Value Equity Fund -- Class A
- George Putnam Balanced Fund -- Class A
- Goldman Sachs Balanced Fund -- Class A
- Goldman Sachs Capital Growth Fund -- Class A
- Goldman Sachs Concentrated International Equity Fund -- Class A
- Goldman Sachs Core Fixed Income Fund -- Class A
- Goldman Sachs Government Income Fund -- Class A
- Goldman Sachs Growth and Income Fund -- Class A
- Goldman Sachs Growth Opportunities Fund -- Class A
- Goldman Sachs High Yield Fund -- Class A
- Goldman Sachs Large Cap Value Fund -- Class A
- Goldman Sachs Mid Cap Value Fund -- Class A
- Goldman Sachs Small Cap Value Fund -- Class A
- Goldman Sachs Strategic Growth Fund -- Class A
- Goldman Sachs Structured U.S. Equity Fund -- Class A
- Hartford Advisers HLS Fund -- Class IB
- Hartford Disciplined Equity HLS Fund -- Class IB
- Hartford Dividend and Growth HLS Fund -- Class IB
- Hartford Global Growth HLS Fund -- Class IB
- Hartford Growth HLS Fund -- Class IB
- Hartford Growth Opportunities HLS Fund -- Class IB
- Hartford Index HLS Fund -- Class IB
- Hartford International Opportunities HLS Fund -- Class IB
- Hartford Small Company HLS Fund -- Class IB
- Hartford Stock HLS Fund -- Class IB
- Hartford Total Return Bond HLS Fund -- Class IB

- Invesco Capital Development Fund -- Class A
- Invesco Developing Markets Fund -- Class A
- Invesco Global Core Equity Fund -- Class A
- Invesco International Growth Fund -- Class A
- Invesco Large Cap Growth Fund -- Class A*
- Invesco Real Estate Fund -- Class A
- Invesco Small Cap Equity Fund -- Class A
- Invesco Small Cap Growth Fund -- Class A
- Invesco Van Kampen American Franchise Fund -- Class A
- Invesco Van Kampen American Value Fund -- Class A
- Invesco Van Kampen Capital Growth Fund -- Class A*
- Invesco Van Kampen Comstock Fund -- Class A
- Invesco Van Kampen Enterprise Fund -- Class A*
- Invesco Van Kampen Equity and Income Fund -- Class A
- Invesco Van Kampen Global Franchise Fund -- Class A*
- Invesco Van Kampen Growth and Income Fund -- Class A
- Invesco Van Kampen Mid Cap Growth Fund -- Class A
- Invesco Van Kampen Small Cap Growth Fund -- Class A
- Invesco Van Kampen Small Cap Value Fund -- Class A
- Invesco Van Kampen U.S. Mortgage Fund -- Class A
- Ivy Asset Strategy Fund -- Class Y
- Ivy Global Natural Resources Fund -- Class Y
- Ivy Large Cap Growth Fund -- Class Y
- Ivy Science & Technology Fund -- Class Y
- Janus Balanced Fund -- Class S
- Janus Enterprise Fund -- Class S
- Janus Forty Fund -- Class S
- Janus Overseas Fund -- Class S
- JPMorgan Core Bond Fund -- Class A
- JPMorgan Prime Money Market Fund -- Reserve Shares
- JPMorgan Small Cap Growth Fund -- Class A
- JPMorgan Small Cap Value Fund -- Class A
- JPMorgan U.S. Equity Fund -- Class A
- JPMorgan U.S. Real Estate Fund -- Class A
- Legg Mason Capital Management Value Trust, Inc. -- Class FI
- Legg Mason ClearBridge Aggressive Growth Fund -- Class FI
- Legg Mason ClearBridge Mid Cap Core Fund -- Class A
- Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
- LifePath 2020 Portfolio(R) -- Investor A
- LifePath 2030 Portfolio(R) -- Investor A
- LifePath 2040 Portfolio(R) -- Investor A
- LifePath(R) 2050 Portfolio -- Investor A
- LifePath(R) Retirement Portfolio -- Investor A
- LKCM Aquinas Growth Fund
- LKCM Aquinas Value Fund
- Loomis Sayles Bond Fund -- Class ADM
- Lord Abbett Affiliated Fund, Inc. -- Class A
- Lord Abbett Bond-Debenture Fund, Inc. -- Class A
- Lord Abbett Capital Structure Fund -- Class A
- Lord Abbett Classic Stock Fund -- Class A
- Lord Abbett Developing Growth Fund, Inc. -- Class A
- Lord Abbett Fundamental Equity Fund -- Class A
- Lord Abbett Growth Opportunities Fund -- Class A
- Lord Abbett International Core Equity Fund -- Class A
- Lord Abbett Small-Cap Blend Fund -- Class A
- Lord Abbett Total Return Fund -- Class A
- Lord Abbett Value Opportunities Fund -- Class A
- Massachusetts Investors Trust -- Class R3
- MFS(R) Core Growth Fund -- Class R3
- MFS(R) Emerging Markets Debt Fund -- Class R3
- MFS(R) Government Securities Fund -- Class R3
- MFS(R) International Growth Fund -- Class R3
- MFS(R) International Value Fund -- Class R3
- MFS(R) Research Bond Fund -- Class R3
- MFS(R) Research International Fund -- Class R3
- MFS(R) Total Return Fund -- Class R3
- MFS(R) Utilities Fund -- Class R3
- MFS(R) Value Fund -- Class R3
- MSIF Opportunity Portfolio -- Class H
- Munder Mid-Cap Core Growth Fund -- Class A
- Mutual Beacon Fund -- Class A
- Mutual Global Discovery Fund -- Class A
- Mutual Shares Fund -- Class A
- Neuberger Berman Socially Responsible Fund -- Class A
- Nuveen Equity Index Fund -- Class A
- Nuveen Mid Cap Growth Opportunities Fund -- Class A
- Nuveen Mid Cap Index Fund -- Class A
- Nuveen Small Cap Select Fund -- Class A
- Oppenheimer Developing Markets Fund -- Class A
- Oppenheimer Global Fund -- Class A
- Oppenheimer Global Strategic Income Fund -- Class A
- Oppenheimer Gold & Special Minerals Fund -- Class A
- Oppenheimer International Bond Fund -- Class A
- Oppenheimer International Growth Fund -- Class A
- Oppenheimer Main Street Fund(R) -- Class A
- Oppenheimer Main Street Select Fund(TM) -- Class A
- Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
- Oppenheimer Real Estate Fund -- Class A
- Oppenheimer Small- & Mid-Cap Value Fund -- Class A
- Perkins Mid Cap Value Fund -- Class S
- PIMCO Real Return Fund -- Class A
- PIMCO Total Return Fund -- Class A

- Pioneer Cullen Value Fund -- Class A
- Pioneer Emerging Markets Fund -- Class A
- Pioneer Fund -- Class A
- Pioneer Growth Opportunities Fund -- Class A
- Pioneer Mid Cap Value Fund -- Class A
- Pioneer Oak Ridge Small Cap Growth Fund -- Class A
- Pioneer Strategic Income Fund -- Class A
- Prudential Jennison 20/20 Focus Fund -- Class A
- Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
- Putnam Equity Income Fund -- Class A
- Putnam High Yield Advantage Fund -- Class A
- Putnam International Capital Opportunities Fund -- Class A
- Putnam International Equity Fund -- Class A
- Putnam Investors Fund -- Class A
- Putnam Multi-Cap Growth Fund -- Class A
- Putnam Research Fund -- Class A
- Putnam Voyager Fund -- Class A
- RidgeWorth Mid-Cap Value Equity Fund -- Class A
- RidgeWorth Small Cap Value Equity Fund -- Class A
- RidgeWorth Total Return Bond Fund -- Class A
- Royce Total Return Fund -- Class K
- Royce Value Fund -- Class K
- T. Rowe Price Equity Income Fund -- Class R
- T. Rowe Price Growth Stock Fund -- Class R
- T. Rowe Price Retirement 2010 Fund -- Class R
- T. Rowe Price Retirement 2020 Fund -- Class R
- T. Rowe Price Retirement 2030 Fund -- Class R
- T. Rowe Price Retirement 2040 Fund -- Class R
- T. Rowe Price Retirement 2050 Fund -- Class R
- T. Rowe Price Retirement Income Fund -- Class R
- Templeton Foreign Fund -- Class A
- Templeton Global Bond Fund -- Class A
- Templeton Global Opportunities Trust -- Class A
- Templeton Growth Fund, Inc. -- Class A
- The Hartford Balanced Allocation Fund -- Class R4
- The Hartford Capital Appreciation Fund -- Class R4
- The Hartford Capital Appreciation II Fund -- Class R4
- The Hartford Checks and Balances Fund -- Class R4
- The Hartford Conservative Allocation Fund -- Class R4
- The Hartford Dividend and Growth Fund -- Class R4
- The Hartford Equity Growth Allocation Fund -- Class R4
- The Hartford Equity Income Fund -- Class R4
- The Hartford Growth Allocation Fund -- Class R4
- The Hartford Growth Opportunities Fund -- Class R4
- The Hartford Inflation Plus Fund -- Class R4
- The Hartford International Opportunities Fund -- Class R4
- The Hartford Midcap Fund -- Class R4
- The Hartford Small Company Fund -- Class R4
- The Hartford Target Retirement 2010 Fund -- Class R4
- The Hartford Target Retirement 2015 Fund -- Class R4
- The Hartford Target Retirement 2020 Fund -- Class R4
- The Hartford Target Retirement 2025 Fund -- Class R4
- The Hartford Target Retirement 2030 Fund -- Class R4
- The Hartford Target Retirement 2035 Fund -- Class R4
- The Hartford Target Retirement 2040 Fund -- Class R4
- The Hartford Target Retirement 2045 Fund -- Class R4
- The Hartford Target Retirement 2050 Fund -- Class R4
- The Hartford Total Return Bond Fund -- Class R4
- The Hartford Value Fund -- Class R4
- The Putnam Fund for Growth and Income -- Class A
- Thornburg Core Growth Fund -- Class R4
- Thornburg International Value Fund -- Class R4
- Thornburg Value Fund -- Class R4
- Timothy Plan Large/Mid-Cap Value Fund -- Class A
- Victory Diversified Stock Fund -- Class A
- Victory Established Value Fund -- Class A
- Victory Small Company Opportunity Fund -- Class A
- Victory Special Value Fund -- Class A
- Wells Fargo Advantage Asset Allocation Fund -- Class A
- Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
- Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Funds will merge into the following surviving Funds:



                    UNDERLYING FUND                                            SURVIVING FUND
------------------------------------------------------------------------------------------------------------------
Invesco Large Cap Growth Fund -- Class A                  Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Capital Growth Fund -- Class A         Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Enterprise Fund -- Class A             Invesco Van Kampen American Franchise Fund -- Class A
Invesco Van Kampen Global Franchise Fund -- Class A       Invesco Global Core Equity Fund -- Class A

    For more information on the underlying Funds see the section entitled "The Funds"

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 7
FEE TABLE                                                                 9
SUMMARY                                                                  18
PERFORMANCE RELATED INFORMATION                                          21
HARTFORD LIFE INSURANCE COMPANY                                          21
THE SEPARATE ACCOUNT                                                     22
THE FUNDS                                                                22
GENERAL ACCOUNT OPTION                                                   42
CONTRACT CHARGES                                                         42
 Contingent Deferred Sales Charge                                        42
 Annual Maintenance Fee                                                  43
 Is there ever a time when the Contingent Deferred Sales Charge          43
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    44
 Loan Fees                                                               45
 Premium Taxes                                                           45
 Transfer Fee                                                            45
 Experience Rating under the Contracts                                   45
 Negotiated Charges and Fees                                             46
 Charges of the Funds                                                    46
 Plan Related Expenses                                                   46
THE CONTRACTS                                                            46
 The Contracts Offered                                                   46
 Assignments                                                             46
 Pricing and Crediting of Contributions                                  46
 May I cancel my certificate?                                            46
 What is a Surrender Charge Offset?                                      47
 May I make changes in the amounts of my Contribution?                   47
 Can you transfer from one Sub-Account to another?                       47
 What is a Sub-Account Transfer?                                         47
 What Happens When you Request a Sub-Account Transfer?                   47
 What Restrictions Are There on your Ability to Make a                   48
  Sub-Account Transfer?
 Fund Trading Policies                                                   49
 How are you affected by frequent Sub-Account Transfers?                 49
 General Account Option Transfers                                        50
 Telephone and Internet Transfers                                        50
 Dollar Cost Averaging                                                   50
 May I request a loan from my Participant Account?                       51
 How do I know what my Participant Account is worth?                     51
 How are the underlying Fund shares valued?                              52
DEATH BENEFITS                                                           53
 Determination of the Beneficiary                                        53
 Death before the Annuity Commencement Date                              53
 Calculation of the death benefit                                        53
 Death on or after the Annuity Commencement Date                         53
SETTLEMENT PROVISIONS                                                    54
 Can payment of the Surrender value ever be postponed beyond the         54
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      54
 How do I elect an Annuity Commencement Date and Annuity Payout          55
  Option?
 What is the minimum amount that I may select for an Annuity             55
  Payout?
 How are Contributions made to establish an Annuity Account?             55
 Can a Contract be suspended by a Contract Owner?                        55
 Annuity Payout Options                                                  55
 Systematic Withdrawal Option                                            56
 How are Variable Annuity Payouts determined?                            57
FEDERAL TAX CONSIDERATIONS                                               58
 A. General                                                              58
 B. Taxation of Hartford and the Separate Account                        58
 C. Diversification of the Separate Account                              59
 D. Tax Ownership of the Assets in the Separate Account                  59
 E. Non-Natural Persons as Owners                                        60
 F. Annuity Purchases by Nonresident Aliens and Foreign                  60
  Corporations
 G. Generation Skipping Transfer Tax                                     60
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     60
MORE INFORMATION                                                         69
 Can a Contract be modified?                                             69
 Can Hartford waive any rights under a Contract?                         69
 How Contracts Are Sold                                                  69
 Who is the custodian of the Separate Account's assets?                  70
 Are there any material legal proceedings affecting the Separate         71
  Account?
 How may I get additional information?                                   71
APPENDIX I -- ACCUMULATION UNIT VALUES                                   72
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               231

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*
                                                                                                                              $ 50
ANNUAL MAINTENANCE FEE (5)
                                                                                                                              $ 30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                      MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF              EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                               1.25%
 $3,500,000.00 to $4,999,999.99                                    1.05%
 $5,000,000.00 to $24,999,999.99                                   0.85%
 $25,000,000.00 to $34,999,999.99                                  0.75%
 $35,000,000.00 to $49,999,999.99                                  0.65%
 $50,000,000.00 to $69,999,999.99                                  0.50%
 $70,000,000.00 to $84,999,999.99                                  0.35%
 $85,000,000.00 to $99,999,999.99                                  0.15%
 $100,000,000.00 and over                                          0.00%

  AFTER ANNUITY COMMENCEMENT DATE:

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                          1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.40%              11.85%*
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Asset Allocation Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the LifePath(R) Retirement Portfolios, and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.



* This maximum rate does not reflect the contractual fee waiver received from the fund company.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,846
3 years                                                                   $4,008
5 years                                                                   $5,849
10 years                                                                  $9,481



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,343
3 years                                                                   $3,747
5 years                                                                   $5,757
10 years                                                                  $9,451



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,373
3 years                                                                   $3,777
5 years                                                                   $5,787
10 years                                                                  $9,481

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,826
3 years                                                                   $3,961
5 years                                                                   $5,786
10 years                                                                  $9,418



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,322
3 years                                                                   $3,698
5 years                                                                   $5,693
10 years                                                                  $9,388



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,352
3 years                                                                   $3,728
5 years                                                                   $5,723
10 years                                                                  $9,418



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,805
3 years                                                                   $3,913
5 years                                                                   $5,723
10 years                                                                  $9,354



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,302
3 years                                                                   $3,649
5 years                                                                   $5,629
10 years                                                                  $9,324



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,332
3 years                                                                   $3,679
5 years                                                                   $5,659
10 years                                                                  $9,354

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,795
3 years                                                                   $3,889
5 years                                                                   $5,691
10 years                                                                  $9,321



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,292
3 years                                                                   $3,625
5 years                                                                   $5,597
10 years                                                                  $9,291



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,322
3 years                                                                   $3,655
5 years                                                                   $5,627
10 years                                                                  $9,321



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,785
3 years                                                                   $3,865
5 years                                                                   $5,659
10 years                                                                  $9,288



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,281
3 years                                                                   $3,600
5 years                                                                   $5,565
10 years                                                                  $9,258



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,311
3 years                                                                   $3,630
5 years                                                                   $5,595
10 years                                                                  $9,288

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,769
3 years                                                                   $3,829
5 years                                                                   $5,611
10 years                                                                  $9,238



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,266
3 years                                                                   $3,563
5 years                                                                   $5,516
10 years                                                                  $9,208



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,296
3 years                                                                   $3,593
5 years                                                                   $5,546
10 years                                                                  $9,238



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,754
3 years                                                                   $3,793
5 years                                                                   $5,562
10 years                                                                  $9,186



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,251
3 years                                                                   $3,526
5 years                                                                   $5,467
10 years                                                                  $9,156



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,281
3 years                                                                   $3,556
5 years                                                                   $5,497
10 years                                                                  $9,186

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,734
3 years                                                                   $3,744
5 years                                                                   $5,497
10 years                                                                  $9,116



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,230
3 years                                                                   $3,476
5 years                                                                   $5,401
10 years                                                                  $9,086



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,260
3 years                                                                   $3,506
5 years                                                                   $5,431
10 years                                                                  $9,116



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,718
3 years                                                                   $3,708
5 years                                                                   $5,448
10 years                                                                  $9,063



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,215
3 years                                                                   $3,439
5 years                                                                   $5,351
10 years                                                                  $9,033



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,245
3 years                                                                   $3,469
5 years                                                                   $5,381
10 years                                                                  $9,063


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a times when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 Alger Mid Cap Growth Institutional Fund  Long-term capital appreciation            Fred Alger Management, Inc.
  -- Class I
 Alger Small Cap Growth Institutional     Long-term capital appreciation            Fred Alger Management, Inc.
  Fund -- Class I (a)
 AllianceBernstein 2000 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2005 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein 2010 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2015 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2020 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2025 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2030 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2035 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2040 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2045 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2050 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein 2055 Retirement        Seek the highest total return over time   ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (aa)           consistent with its asset mix             Services, Inc.
 AllianceBernstein International Growth   Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 AllianceBernstein International Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A (aa)                                                              Services, Inc.
 AllianceBernstein Small/Mid Cap Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 AllianceBernstein Value Fund -- Class A  Long-term growth of capital               ABIS -- AllianceBernstein Investor
  (b)                                                                               Services, Inc.
 Allianz NFJ Dividend Value Fund --       Long-term growth of capital and income    Allianz Global Investors Fund Management
  Class A                                                                           LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 Allianz NFJ Small-Cap Value Fund --      Long-term growth of capital and income    Allianz Global Investors Fund Management
  Class A (c)                                                                       LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 American Century Diversified Bond Fund   The fund seeks a high level of income by  American Century Investment Management,
  -- Class A                              investing in non-money market debt        Inc.
                                          securities
 American Century Equity Income Fund --   The fund seeks current income. Capital    American Century Investment Management,
  Class A                                 appreciation is a secondary objective     Inc.
 American Century Growth Fund -- Class A  The fund seeks long-term capital growth   American Century Investment Management,
                                                                                    Inc.
 American Century Mid Cap Value Fund --   The fund seeks long-term capital growth.  American Century Investment Management,
  Class A                                 Income is a secondary objective           Inc.
 American Century Prime Money Market      The fund seeks to earn the highest level  American Century Investment Management,
  Fund -- Class A*                        of current income while preserving the    Inc.
                                          value of your investment
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 American Century Small Cap Value Fund    The fund seeks long-term capital growth.  American Century Investment Management,
  -- Class A                              Income is a secondary objective           Inc.
 American Funds AMCAP Fund(R) -- Class    Seeks to provide long-term growth of      Capital Research and Management Company
  R3                                      capital
 American Funds American Balanced         Seeks to provide conservation of          Capital Research and Management Company
  Fund(R) -- Class R3 (b)                 capital, current income and long-term
                                          growth of capital and income
 American Funds American Mutual Fund(R)   Strives to provide for the balanced       Capital Research and Management Company
  -- Class R3                             accomplishment of three objectives:
                                          current income, capital growth and
                                          conservation of principal
 American Funds Capital Income Builder    Seeks to provide above-average current    Capital Research and Management Company
  Fund(R) -- Class R3                     income, a growing stream of income and
                                          secondarily, growth of capital
 American Funds Capital World Growth and  Seeks to provide long-term growth of      Capital Research and Management Company
  Income Fund(SM) -- Class R3             capital with current income by investing
                                          globally in established, growing
                                          companies all over the world, including
                                          the United States
 American Funds EuroPacific Growth        Seeks to provide long-term growth of      Capital Research and Management Company
  Fund(R) -- Class R3                     capital by investing in companies based
                                          outside the United States
 American Funds Fundamental Investors     Seeks to provide long-term growth of      Capital Research and Management Company
  Fund(SM) -- Class R3                    capital and income primarily through
                                          investments in common stocks
 American Funds New Perspective Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital through investments all over the
                                          world, including the United States
 American Funds SMALLCAP World Fund(R)    Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3 (b)                         capital by investing in the stocks of
                                          smaller companies in the United States
                                          and around the world
 American Funds The Bond Fund of          Seeks to provide as high a level of       Capital Research and Management Company
  America(SM) Fund -- Class R3 (b)        current income as is consistent with the
                                          preservation of capital
 American Funds The Growth Fund of        Seeks to provide growth of capital        Capital Research and Management Company
  America(R) Fund -- Class R3
 American Funds The Income Fund of        Seeks to provide current income and,      Capital Research and Management Company
  America(R) Fund -- Class R3             secondarily, growth of capital through a
                                          flexible mix of equity and debt
                                          instruments
 American Funds The Investment Company    Seeks to provide long-term growth of      Capital Research and Management Company
  of America(R) Fund -- Class R3          capital and income, placing greater
                                          emphasis on future dividends than on
                                          current income
 American Funds The New Economy Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital through investments in services
                                          and information industries in the U.S.
                                          and around the world
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 American Funds Washington Mutual         Seeks to provide current income and the   Capital Research and Management Company
  Investors Fund(SM) -- Class R3          opportunity for growth of principal
                                          consistent with sound common-stock
                                          investing
 Ave Maria Growth Fund                    Long-term capital appreciation            Schwartz Investment Counsel, Inc. JLB &
                                                                                    Associates, Inc.
 Ave Maria Opportunity Fund               Long-term capital appreciation            Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund           Long-term capital appreciation            Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund,     Seeks long-term growth of capital         BlackRock Advisors, LLC
  Inc. -- Investor A (1)                                                            Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Equity Dividend Fund --        Seeks long-term total return and current  BlackRock Advisors, LLC
  Investor A                              income                                    Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Global Allocation Fund, Inc.   Seeks to provide high total investment    BlackRock Advisors, LLC
  -- Investor A                           return                                    Sub-advised by BlackRock Investment
                                                                                    Management, LLC and BlackRock Asset
                                                                                    Management U.K. Limited
 BlackRock International Opportunity      Seeks long-term capital appreciation      BlackRock Advisors, LLC
  Fund -- Class A                                                                   Sub-advised by BlackRock Financial
                                                                                    Management, Inc.
 BlackRock Mid Cap Value Opportunities    Capital appreciation and, secondarily,    BlackRock Advisors, LLC
  Fund -- Investor A                      income, by investing in securities that   Sub-advised by BlackRock Investment
                                          fund management believes are undervalued  Management, LLC
 BlackRock Mid-Cap Value Equity           Seeks long-term capital appreciation      BlackRock Advisors, LLC
  Portfolio -- Investor A
 BlackRock Small Cap Growth Fund II --    Seeks long-term growth of capital         BlackRock Advisors, LLC
  Investor A                                                                        Sub-advised by BlackRock Capital
                                                                                    Management, Inc.
 Calvert Bond Portfolio -- Class A (2)    Seeks to provide as high a level of       Calvert Investment Management Inc.
                                          current income as is consistent with
                                          prudent investment risk and preservation
                                          of capital through investment in bonds
                                          and other straight debt securities
                                          meeting the Fund's investment criteria,
                                          including financial, sustainability and
                                          social responsibility factors
 Calvert Equity Portfolio -- Class A (3)  Seeks growth of capital through           Calvert Investment Management Inc.
                                          investment in stocks of issuers in        Sub-advised by Atlanta Capital
                                          industries believed to offer              Management Company, LLC.
                                          opportunities for potential capital
                                          appreciation and which meet the Fund's
                                          investment criteria including financial,
                                          sustainability and social responsibility
                                          factors
 Calvert Income Fund -- Class A           Seeks to maximize income, to the extent   Calvert Investment Management Inc.
                                          consistent with preservation of capital,
                                          through investment in bonds and
                                          income-producing securities


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Columbia(SM) Acorn(R) Fund -- Class A    Seeks long-term capital appreciation      Columbia Wanger Asset Management, L. P.
 Columbia Contrarian Core Fund -- Class   Total return comprised of long-term       Columbia Management Investment Advisers,
  A                                       capital appreciation and current income   LLC
 Columbia Diversified Equity Income Fund  High level of current income, as a        Columbia Management Investment Advisers,
  -- Class R3 (4)(d)                      secondary objective, steady growth of     LLC
                                          capital
 Columbia Marsico 21st Century Fund --    Seeks long-term growth of capital         Columbia Management Investment Advisers,
  Class A                                                                           LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Marsico Growth Fund -- Class A  Seeks long-term growth of capital         Columbia Management Investment Advisers,
                                                                                    LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Mid Cap Value Fund -- Class A   Seeks long-term capital appreciation      Columbia Management Investment Advisers,
                                                                                    LLC
 Columbia Mid Cap Value Opportunity Fund  Seeks long-term growth of capital         Columbia Management Investment Advisers,
  -- Class R3 (5)(d)                                                                LLC
 Columbia Multi-Advisor Small Cap Value   Seeks long-term capital appreciation      Columbia Management Investment Advisers,
  Fund -- Class R3 (6)(d)                                                           LLC
 Columbia Seligman Global Technology      Seeks long-term capital appreciation      Columbia Management Investment Advisers,
  Fund -- Class A (7)(b)                                                            LLC
 Columbia Small Cap Core Fund -- Class A  Seeks long-term capital appreciation      Columbia Management Investment Advisers,
                                                                                    LLC
 Columbia Small Cap Value Fund I --       Seeks long-term capital appreciation      Columbia Management Investment Advisers,
  Class A (e)                                                                       LLC
 Davis New York Venture Fund -- Class A   Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                    Sub-advised by Davis Selected Advisers
                                                                                    -- NY, Inc.
 Davis Opportunity Fund -- Class A (b)    Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                    Sub-advised by Davis Selected Advisers
                                                                                    -- NY, Inc.
 Dreyfus Bond Market Index Fund -- Class  Seeks to match Barclay's Capital          The Dreyfus Corporation
  INV                                     Aggregate Index
 Dreyfus Midcap Index Fund                Seeks to match S&P MidCap 400 Index       The Dreyfus Corporation
 Dreyfus S&P 500 Index Fund               Seeks to match the S&P 500 Stock Index    The Dreyfus Corporation
 Dreyfus Smallcap Stock Index Fund        Seeks to match the S&P Small Cap 600      The Dreyfus Corporation
                                          Index
 DWS Capital Growth Fund -- Class A       Seeks long-term growth of capital         Deutsche Investment Management Americas
                                                                                    Inc.
 DWS Global Thematic Fund -- Class A      Long-term growth of capital               Deutsche Investment Management Americas
                                                                                    Inc.
                                                                                    Sub-advised by Global Thematic Partners,
                                                                                    LLC
 Eaton Vance Balanced Fund -- Class A     Current income and long-term growth of    Boston Management & Research
                                          capital


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Eaton Vance Income Fund of Boston --     Provide as much current income as         Boston Management & Research
  Class A                                 possible
 Eaton Vance Large-Cap Value Fund --      Seeks total return                        Boston Management & Research
  Class A
 Federated Asset Allocation Fund --       To provide relative safety of capital     Federated Global Investment Management
  Class A (8)(b)                          with the possibility of long term growth  Corp.
                                          of capital and income                     Sub-advised by Federated Investment
                                                                                    Management Company
 Federated Capital Appreciation Fund --   Seeks capital appreciation                Federated Equity Management Company of
  Class A                                                                           Pennsylvania
 Federated Clover Value Fund -- Class A   Seeks capital appreciation                Federated Global Investment Management
                                                                                    Co.
 Federated Equity Income Fund, Inc. --    Above average income and capital          Federated Equity Management Company of
  Class A (b)                             appreciation                              Pennsylvania
 Federated Fund for U.S. Government       Current income                            Federated Investment Management Company
  Securities -- Class A (b)
 Federated High Income Bond Fund --       High current income                       Federated Investment Management Company
  Class A (b)
 Federated International Leaders Fund --  Seeks long-term growth of capital         Federated Global Investment Management
  Class A (b)                                                                       Corp.
 Federated Kaufmann Fund -- Class R (9)   Seeks capital appreciation                Federated Equity Management Company of
                                                                                    Pennsylvania
                                                                                    Sub-advised by Federated Global
                                                                                    Investment Management Corp
 Federated Mid Cap Growth Strategies      Seeks capital appreciation                Federated Equity Management Company of
  Fund -- Class A (b)                                                               Pennsylvania
 Federated Total Return Bond Fund --      Seeks total return                        Federated Investment Management Company
  Class A (b)
 Fidelity(R) Advisor Leveraged Company    Seeks capital appreciation                Fidelity Management & Research Company
  Stock Fund -- Class T
 Fidelity(R) Advisor Stock Selector All   Seeks capital appreciation                Fidelity Management & Research Company
  Cap Fund -- Class T (10)(b)
 Franklin Growth Fund -- Class A          Seeks capital appreciation                Franklin Investment Advisory Services,
                                                                                    LLC
                                                                                    Franklin Investment Advisory Services,
                                                                                    LLC
 Franklin High Income Fund -- Class A     High level of current income with a       Franklin Advisers, Inc.
                                          secondary focus on capital appreciation
 Franklin Income Fund -- Class A          Seeks to maximize income while            Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation
 Franklin Small Cap Value Fund -- Class   Seeks long-term total return              Franklin Advisory Services, LLC
  A
 Franklin Strategic Income Fund -- Class  Seeks a high level of current income.     Franklin Advisers, Inc.
  A                                       Its secondary goal is capital
                                          appreciation over the long term


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Conservative          Highest level of long-term total return,  Franklin Advisers, Inc.
  Allocation Fund -- Class A              consistent with a lower level of risk.
                                          This Fund may be most appropriate for
                                          investors with a shorter investment
                                          horizon
 Franklin Templeton Growth Allocation     Highest level of long-term total return,  Franklin Advisers, Inc.
  Fund -- Class A                         consistent with a higher level of risk.
                                          This Fund may be most appropriate for
                                          investors with a longer investment
                                          horizon
 Franklin Templeton Moderate Allocation   Highest level of long-term total return,  Franklin Advisers, Inc.
  Fund -- Class A                         consistent with a moderate level of
                                          risk. This Fund may be most appropriate
                                          for investors with an intermediate
                                          investment horizon
 Franklin Total Return Fund -- Class A    High current income, consistent with      Franklin Advisers, Inc.
                                          preservation of capital with a secondary
                                          goal of capital appreciation
 Franklin U.S. Government Securities      Income                                    Franklin Advisers, Inc.
  Fund -- Class A (b)
 Frost Core Growth Equity Fund -- Class   Seeks to achieve long-term capital        Frost Investment Advisors, LLC
  A                                       appreciation. The Fund may change its
                                          investment objective without shareholder
                                          approval
 Frost Dividend Value Equity Fund --      Seeks long-term capital appreciation and  Frost Investment Advisors, LLC
  Class A                                 current income. The Fund may change its
                                          investment objective without shareholder
                                          approval
 George Putnam Balanced Fund -- Class A   A balanced investment composed of a well  Putnam Investment Management, LLC
  (11)(b)                                 diversified portfolio of stocks and       Sub-advised by Putnam Investments
                                          bonds which produce both capital growth   Limited
                                          and current income
 Goldman Sachs Balanced Fund -- Class A   Long-term growth of capital and current   Goldman Sachs Asset Management, L.P.
  (b)                                     income
 Goldman Sachs Capital Growth Fund --     Long-term growth of capital               Goldman Sachs Asset Management, L.P.
  Class A (f)
 Goldman Sachs Concentrated               Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  International Equity Fund -- Class A
  (b)
 Goldman Sachs Core Fixed Income Fund --  A total return consisting of capital      Goldman Sachs Asset Management, L.P.
  Class A (b)                             appreciation and income that exceeds the
                                          total return of Barclays Capital US
                                          Aggregate Bond Index
 Goldman Sachs Government Income Fund --  A high level of current income,           Goldman Sachs Asset Management, L.P.
  Class A                                 consistent with safety of principal
 Goldman Sachs Growth and Income Fund --  Long-term capital appreciation and        Goldman Sachs Asset Management, L.P.
  Class A (b)                             growth of income
 Goldman Sachs Growth Opportunities Fund  Long-term growth of capital               Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs High Yield Fund -- Class   A high level of current income and may    Goldman Sachs Asset Management, L.P.
  A                                       also consider the potential for capital
                                          appreciation
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Large Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Mid Cap Value Fund --      Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A (g)
 Goldman Sachs Small Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Strategic Growth Fund --   Seeks long-term capital growth            Goldman Sachs Asset Management, L.P.
  Class A (b)
 Goldman Sachs Structured U.S. Equity     Long-term growth of capital and dividend  Goldman Sachs Asset Management, L.P.
  Fund -- Class A (b)                     income
 Invesco Capital Development Fund --      Long-term growth of capital               Invesco Advisers, Inc.
  Class A (b)
 Invesco Developing Markets Fund --       Long-term growth of capital, and,         Invesco Advisers, Inc.
  Class A                                 secondarily, income
 Invesco Global Core Equity Fund --       Long-term growth of capital               Invesco Advisers, Inc.
  Class A
 Invesco International Growth Fund --     Long-term capital growth                  Invesco Advisers, Inc.
  Class A
 Invesco Large Cap Growth Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A**
 Invesco Real Estate Fund -- Class A (h)  Total return through growth of capital    Invesco Advisers, Inc.
                                          and current income
 Invesco Small Cap Equity Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Small Cap Growth Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Van Kampen American Franchise    Long-term capital appreciation            Invesco Advisers, Inc.
  Fund -- Class A (i)
 Invesco Van Kampen American Value Fund   To seek to provide a high total return    Invesco Advisers, Inc.
  -- Class A                              by investing in equity securities of
                                          small -- to mid sized -- corporations
 Invesco Van Kampen Capital Growth Fund   To seek capital growth                    Invesco Advisers, Inc.
  -- Class A**
 Invesco Van Kampen Comstock Fund --      To seek capital growth and income         Invesco Advisers, Inc.
  Class A                                 through investments in equity
                                          securities, including common stocks,
                                          preferred stocks and securities
                                          convertible into common and preferred
                                          stocks
 Invesco Van Kampen Enterprise Fund --    To seek capital appreciation by           Invesco Advisers, Inc.
  Class A**                               investing in a portfolio of securities
                                          consisting principally of common stocks
 Invesco Van Kampen Equity and Income     To seek the highest possible income       Invesco Advisers, Inc.
  Fund -- Class A                         consistent with safety of principal.
                                          Long term growth of capital is an
                                          important secondary investment objective
 Invesco Van Kampen Global Franchise      To seek long-term capital appreciation    Invesco Advisers, Inc.
  Fund -- Class A**
 Invesco Van Kampen Growth and Income     To seek income and long-term growth of    Invesco Advisers, Inc.
  Fund -- Class A                         capital


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen Mid Cap Growth Fund   To seek capital growth                    Invesco Advisers, Inc.
  -- Class A
 Invesco Van Kampen Small Cap Growth      To seek capital appreciation              Invesco Advisers, Inc.
  Fund -- Class A
 Invesco Van Kampen Small Cap Value Fund  To seek capital appreciation              Invesco Advisers, Inc.
  -- Class A
 Invesco Van Kampen U.S. Mortgage Fund    To provide a high level of current        Invesco Advisers, Inc.
  -- Class A                              income, with liquidity and safety of
                                          principal
 Ivy Asset Strategy Fund -- Class Y       High total return over the long-term      Ivy Investment Management Company
 Ivy Global Natural Resources Fund --     To provide long-term growth               Ivy Investment Management Company
  Class Y                                                                           Sub-advised by Mackenzie Financial
                                                                                    Corporation
 Ivy Large Cap Growth Fund -- Class Y     To provide appreciation of your           Ivy Investment Management Company
                                          investment
 Ivy Science & Technology Fund -- Class   To provide long-term capital growth       Ivy Investment Management Company
  Y
 Janus Balanced Fund -- Class S           Seeks long-term capital growth,           Janus Capital Management LLC
                                          consistent with preservation of capital
                                          and balanced by current income
 Janus Enterprise Fund -- Class S         Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Forty Fund -- Class S              Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Overseas Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC
 JPMorgan Core Bond Fund -- Class A       Seeks to maximize total return by         JPMorgan Investment Management Inc.
                                          investing primarily in a diversified
                                          portfolio of intermediate- and long-term
                                          debt securities
 JPMorgan Prime Money Market Fund --      Aims to provide the highest possible      JPMorgan Investment Management Inc.
  Reserve Shares*                         level of current income while still
                                          maintaining liquidity and preserving
                                          capital
 JPMorgan Small Cap Growth Fund -- Class  Seeks long-term capital growth primarily  JPMorgan Investment Management Inc.
  A                                       by investing in a portfolio of equity
                                          securities of small-capitalization and
                                          emerging growth companies
 JPMorgan Small Cap Value Fund -- Class   Seeks long-term capital growth primarily  JPMorgan Investment Management Inc.
  A                                       by investing in a portfolio of equity
                                          securities of small-capitalization
                                          companies
 JPMorgan U.S. Equity Fund -- Class A     Seeks to provide high total return from   JPMorgan Investment Management Inc.
                                          a portfolio of selected equity
                                          securities
 JPMorgan U.S. Real Estate Fund -- Class  Seeks a high level of current income and  JPMorgan Investment Management Inc.
  A                                       long-term capital appreciation primarily
                                          through investments in real estate
                                          securities
 Legg Mason Capital Management Value      Seeks long-term capital growth            Legg Mason Capital Management, Inc.
  Trust, Inc. -- Class FI (b)


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Aggressive        Seeks capital appreciation                ClearBridge Advisors
  Growth Fund -- Class FI (b)
 Legg Mason ClearBridge Mid Cap Core      Seeks long-term capital growth            ClearBridge Advisors
  Fund -- Class A
 Legg Mason ClearBridge Small Cap Growth  Seeks long-term growth of capital         ClearBridge Advisors
  Fund -- Class FI
 LifePath 2020 Portfolio(R) -- Investor   LifePath 2020 Portfolio is designed for   BlackRock Advisors, Inc.
  A                                       investors expecting to retire or to
                                          begin withdrawing assets around the year
                                          2020
 LifePath 2030 Portfolio(R) -- Investor   LifePath 2030 Portfolio is designed for   BlackRock Fund Advisers
  A                                       investors expecting to retire or to
                                          begin withdrawing assets around the year
                                          2030
 LifePath 2040 Portfolio(R) -- Investor   LifePath 2040 Portfolio is designed for   BlackRock Fund Advisers
  A                                       investors expecting to retire or to
                                          begin withdrawing assets around the year
                                          2040
 LifePath(R) 2050 Portfolio -- Investor   LifePath 2050 Portfolio is designed for   BlackRock Fund Advisers
  A                                       investors expecting to retire or to
                                          begin withdrawing assets around the year
                                          2050
 LifePath(R) Retirement Portfolio --      LifePath Retirement Portfolio is          BlackRock Fund Advisers
  Investor A                              designed for investors seeking current
                                          income and moderate long-term growth of
                                          capital
 LKCM Aquinas Growth Fund                 Equity Growth                             Luther King Capital Management
                                                                                    Corporation
 LKCM Aquinas Value Fund                  Equity growth                             Luther King Capital Management
                                                                                    Corporation
 Loomis Sayles Bond Fund -- Class ADM     High total investment return through a    Loomis, Sayles & Company, L.P.
                                          combination of current income and
                                          capital appreciation
 Lord Abbett Affiliated Fund, Inc. --     Long-term growth of capital and income    Lord, Abbett & Co. LLC
  Class A                                 without excessive fluctuations in market
                                          value
 Lord Abbett Bond-Debenture Fund, Inc.    High current income and the opportunity   Lord, Abbett & Co. LLC
  -- Class A (b)                          for capital appreciation to produce a
                                          high total return
 Lord Abbett Capital Structure Fund --    Current income and capital appreciation   Lord, Abbett & Co. LLC
  Class A (b)
 Lord Abbett Classic Stock Fund -- Class  Growth of capital and growth of income    Lord, Abbett & Co. LLC
  A                                       consistent with reasonable risk
 Lord Abbett Developing Growth Fund,      Long-term growth of capital through a     Lord, Abbett & Co. LLC
  Inc. -- Class A                         diversified and actively managed
                                          portfolio consisting of developing
                                          growth companies, many of which are
                                          traded over the counter.


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Fundamental Equity Fund --   Long-term growth of capital and income    Lord, Abbett & Co. LLC
  Class A                                 without excessive fluctuations in market
                                          value
 Lord Abbett Growth Opportunities Fund    Seeks capital appreciation                Lord, Abbett & Co. LLC
  -- Class A
 Lord Abbett International Core Equity    Seeks long-term capital appreciation      Lord, Abbett & Co. LLC
  Fund -- Class A
 Lord Abbett Small-Cap Blend Fund --      Long-term growth of capital by investing  Lord, Abbett & Co. LLC
  Class A                                 primarily in stocks of small companies
 Lord Abbett Total Return Fund -- Class   Income and capital appreciation to        Lord, Abbett & Co. LLC
  A                                       produce a high total return
 Lord Abbett Value Opportunities Fund --  Seeks long-term capital appreciation      Lord, Abbett & Co. LLC
  Class A
 Massachusetts Investors Trust -- Class   Seeks capital appreciation                MFS Investment Management
  R3
 MFS(R) Core Growth Fund -- Class R3      Seeks capital appreciation                MFS Investment Management
 MFS(R) Emerging Markets Debt Fund --     Seeks total return with an emphasis on    MFS Investment Management
  Class R3                                high current income, but also
                                          considering capital appreciation
 MFS(R) Government Securities Fund --     Seeks total return with an emphasis on    MFS Investment Management
  Class R3                                current income, but also considering
                                          capital appreciation
 MFS(R) International Growth Fund --      Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) International Value Fund --       Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) Research Bond Fund -- Class R3    Seeks total return with an emphasis on    MFS Investment Management
                                          current income, but also considering
                                          capital appreciation
 MFS(R) Research International Fund --    Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) Total Return Fund -- Class R3     Seeks total return                        MFS Investment Management
 MFS(R) Utilities Fund -- Class R3        Seeks total return                        MFS Investment Management
 MFS(R) Value Fund -- Class R3            Seeks capital appreciation                MFS Investment Management
 MSIF Opportunity Portfolio -- Class H    Seeks long-term capital appreciation      Morgan Stanley Investment Management
  (12)                                                                              Inc.
 Munder Mid-Cap Core Growth Fund --       Provide long-term capital appreciation    Munder Capital Management
  Class A
 Mutual Beacon Fund -- Class A            Capital appreciation, with income as a    Franklin Mutual Advisers, LLC
                                          secondary goal
 Mutual Global Discovery Fund -- Class A  Seeks capital appreciation                Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A            Capital appreciation, with income as a    Franklin Mutual Advisers, LLC
                                          secondary goal
 Neuberger Berman Socially Responsible    Seeks long-term growth of capital by      Neuberger Berman Management LLC
  Fund -- Class A                         investing primarily in securities of      Sub-advised by Neuberger Berman LLC
                                          companies that meet the Fund's financial
                                          criteria and social policy


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Nuveen Equity Index Fund -- Class A      To provide investment results that        Nuveen Fund Advisors
  (13)                                    correspond to the performance of the      Sub-advised by Nuveen Asset Management,
                                          Standard & Poor's 500 Index (S&P 500      LLC
                                          Index)
 Nuveen Mid Cap Growth Opportunities      Capital appreciation                      Nuveen Fund Advisors
  Fund -- Class A (14)                                                              Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Nuveen Mid Cap Index Fund -- Class A     To provide investment results that        Nuveen Fund Advisors
  (15)                                    correspond to the performance of the      Sub-advised by Nuveen Asset Management,
                                          Standard & Poor's MidCap 400 Index (S&P   LLC
                                          400 Index)
 Nuveen Small Cap Select Fund -- Class A  Capital appreciation                      Nuveen Fund Advisors
  (16)                                                                              Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Oppenheimer Developing Markets Fund --   Aggressively seeks long-term capital      OppenheimerFunds, Inc.
  Class A                                 appreciation
 Oppenheimer Global Fund -- Class A       Seeks capital appreciation                OppenheimerFunds, Inc.
 Oppenheimer Global Strategic Income      High current income by investing mainly   OppenheimerFunds, Inc.
  Fund -- Class A (17)                    in debt securities
 Oppenheimer Gold & Special Minerals      Seeks capital appreciation                OppenheimerFunds, Inc.
  Fund -- Class A
 Oppenheimer International Bond Fund --   Total return; as a secondary objective    OppenheimerFunds, Inc.
  Class A                                 seeks income when consistent with total
                                          return
 Oppenheimer International Growth Fund    Seeks long-term capital appreciation      OppenheimerFunds, Inc.
  -- Class A
 Oppenheimer Main Street Fund(R) --       High total return                         OppenheimerFunds, Inc.
  Class A (b)
 Oppenheimer Main Street Select Fund(TM)  Seeks long-term capital appreciation      OppenheimerFunds, Inc.
  -- Class A (18)
 Oppenheimer Main Street Small- & Mid-    Seeks capital appreciation                OppenheimerFunds, Inc.
  Cap Fund(TM) -- Class A (19)
 Oppenheimer Real Estate Fund -- Class A  Total return through investment in real   OppenheimerFunds, Inc.
                                          estate securities                         Sub-advised by Cornerstone Real Estate
                                                                                    Advisors, LLC
 Oppenheimer Small- & Mid-Cap Value Fund  Seeks capital appreciation                OppenheimerFunds, Inc.
  -- Class A
 Perkins Mid Cap Value Fund -- Class S    Seeks capital appreciation                Janus Capital Management LLC
                                                                                    Sub-advised by Perkins Investment
                                                                                    Management LLC
 PIMCO Real Return Fund -- Class A        Maximum real return, consistent with      Pacific Investment Management Company
                                          preservation of real capital and prudent  LLC
                                          investment management
 PIMCO Total Return Fund -- Class A       Maximum total return, consistent with     Pacific Investment Management Company
                                          preservation of capital and prudent       LLC
                                          investment management
 Pioneer Cullen Value Fund -- Class A     Capital appreciation. Current income is   Pioneer Investment Management, Inc.
                                          a secondary objective                     Sub-advised by Cullen Capital
                                                                                    Management, LLC.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Pioneer Emerging Markets Fund -- Class   Long-term growth of capital               Pioneer Investment Management, Inc.
  A (b)
 Pioneer Fund -- Class A                  Reasonable income and capital growth      Pioneer Investment Management, Inc.
 Pioneer Growth Opportunities Fund --     Growth of capital                         Pioneer Investment Management, Inc.
  Class A (j)
 Pioneer Mid Cap Value Fund -- Class A    Capital appreciation by investing in a    Pioneer Investment Management, Inc.
                                          diversified portfolio of equity
                                          securities consisting primarily of
                                          common stocks
 Pioneer Oak Ridge Small Cap Growth Fund  Capital appreciation                      Pioneer Investment Management, Inc.
  -- Class A                                                                        Sub-advised by Oak Ridge Investments,
                                                                                    LLC
 Pioneer Strategic Income Fund -- Class   High level of current income              Pioneer Investment Management, Inc.
  A
 Prudential Jennison 20/20 Focus Fund --  Long-term growth of capital               Prudential Investments LLC
  Class A                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth       Long-term capital appreciation            Prudential Investments LLC
  Fund, Inc. -- Class A                                                             Jennison Associates LLC
 Putnam Equity Income Fund -- Class A     Capital growth and current income         Putnam Investment Management, LLC
 Putnam High Yield Advantage Fund --      High current income. Capital growth is a  Putnam Investment Management, LLC
  Class A                                 secondary goal when consistent with       Sub-advised by Putnam Investments
                                          achieving high current income             Limited
 Putnam International Capital             Seeks long-term capital appreciation      Putnam Investment Management, LLC
  Opportunities Fund -- Class A                                                     Sub-advised by Putnam Investments
                                                                                    Limited
 Putnam International Equity Fund --      Seeks capital appreciation                Putnam Investment Limited
  Class A (b)                                                                       Sub-advised by Putnam Advisory Company
 Putnam Investors Fund -- Class A (b)     Long-term growth of capital and any       Putnam Investment Management, LLC
                                          increased income that results from this
                                          growth
 Putnam Multi-Cap Growth Fund -- Class A  Seeks long-term capital appreciation      Putnam Investment Management, LLC
  (20)(b)
 Putnam Research Fund -- Class A (b)      Seeks capital appreciation                Putnam Investment Limited
                                                                                    Sub-advised by Putnam Advisory Company
 Putnam Voyager Fund -- Class A (b)       Seeks capital appreciation                Putnam Investment Management, LLC
 RidgeWorth Mid-Cap Value Equity Fund --  Capital appreciation is the Fund's        RidgeWorth Investments
  Class A                                 primary goal. As a secondary goal, the    Sub-advised by Ceredex Value Advisors
                                          Fund also seeks current income            LLC
 RidgeWorth Small Cap Value Equity Fund   Capital appreciation is the Fund's        RidgeWorth Investments
  -- Class A                              primary goal. As a secondary goal, the    Sub-advised by Ceredex Value Advisors
                                          Fund also seeks current income            LLC

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 RidgeWorth Total Return Bond Fund --     Seeks total return (comprised of capital  RidgeWorth Investments
  Class A                                 appreciation and income) that             Sub-advised by Seix Investment Advisors
                                          consistently exceeds the total return of  LLC
                                          the broad U.S. investment grade bond
                                          market
 Royce Total Return Fund -- Class K       Long-term growth of capital and current   Royce & Associates, LLC
                                          income
 Royce Value Fund -- Class K              Long-term growth of capital               Royce & Associates, LLC
 T. Rowe Price Equity Income Fund --      Provide substantial dividend income as    T. Rowe Price Associates, Inc.
  Class R                                 well as long-term growth of capital
 T. Rowe Price Growth Stock Fund --       Long-term capital growth, and,            T. Rowe Price Associates, Inc.
  Class R                                 secondarily, increasing dividend income
 T. Rowe Price Retirement 2010 Fund --    The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 T. Rowe Price Retirement 2020 Fund --    The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 T. Rowe Price Retirement 2030 Fund --    The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 T. Rowe Price Retirement 2040 Fund --    The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 T. Rowe Price Retirement 2050 Fund --    The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 T. Rowe Price Retirement Income Fund --  The fund seeks the highest total return   T. Rowe Price Associates, Inc.
  Class R (b)                             over time consistent with an emphasis on
                                          both capital growth and income
 Templeton Foreign Fund -- Class A        Long-term growth of capital               Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A    Current income with capital appreciation  Franklin Advisers, Inc.
                                          and growth of income
 Templeton Global Opportunities Trust --  Seeks long-term growth of capital         Templeton Global Advisors Limited
  Class A                                                                           Sub-advised by Templeton Asset
                                                                                    Management Ltd. and Franklin Templeton
                                                                                    Investments (Asia) Limited
 Templeton Growth Fund, Inc. -- Class A   Long-term growth of capital               Templeton Global Advisors Limited
  (b)
 The Hartford Balanced Allocation Fund    Seeks long-term capital appreciation and  Hartford Investment Financial Services,
  -- Class R4 (k)                         income                                    LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford Capital Appreciation Fund   Seeks growth of capital                   Hartford Investment Financial Services,
  -- Class R4 (k)                                                                   LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Capital Appreciation II     Seeks growth of capital                   Hartford Investment Financial Services,
  Fund -- Class R4                                                                  LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Checks and Balances Fund    Seeks long-term capital appreciation and  Hartford Investment Financial Services,
  -- Class R4                             income                                    LLC
 The Hartford Conservative Allocation     Seeks current income and long-term        Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    capital appreciation                      LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Dividend and Growth Fund    Seeks a high level of current income      Hartford Investment Financial Services,
  -- Class R4                             consistent with growth of capital         LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Equity Growth Allocation    Seeks long-term capital appreciation      Hartford Investment Financial Services,
  Fund -- Class R4 (k)                                                              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Equity Income Fund --       Seeks a high level of current income      Hartford Investment Financial Services,
  Class R4                                consistent with growth of capital         LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Growth Allocation Fund --   Seeks long-term capital appreciation      Hartford Investment Financial Services,
  Class R4 (k)                                                                      LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Growth Opportunities Fund   Seeks capital appreciation                Hartford Investment Financial Services,
  -- Class R4                                                                       LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Inflation Plus Fund --      Seeks a total return that exceeds the     Hartford Investment Financial Services,
  Class R4                                rate of inflation over an economic cycle  LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford International               Seeks long-term growth of capital         Hartford Investment Financial Services,
  Opportunities Fund -- Class R4                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Midcap Fund -- Class R4     Seeks long-term growth of capital         Hartford Investment Financial Services,
                                                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Small Company Fund --       Seeks growth of capital                   Hartford Investment Financial Services,
  Class R4                                                                          LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2010      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2015      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2020      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC.
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2025      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2030      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2035      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2040      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2045      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2050      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4 (k)                    to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Total Return Bond Fund --   Seeks a competitive total return, with    Hartford Investment Financial Services,
  Class R4 (k)                            income as a secondary objective           LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Value Fund -- Class R4      Seeks long-term total return              Hartford Investment Financial Services,
                                                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Putnam Fund for Growth and Income    Capital growth and current income         Putnam Investment Management, LLC
  -- Class A (b)
 Thornburg Core Growth Fund -- Class R4   Long-term growth of capital               Thornburg Investment Management, Inc.
 Thornburg International Value Fund --    Seeks long-term capital appreciation      Thornburg Investment Management, Inc.
  Class R4
 Thornburg Value Fund -- Class R4         Seeks long-term capital appreciation      Thornburg Investment Management, Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Timothy Plan Large/Mid-Cap Value Fund    Long term capital growth with secondary   Westwood Mngmt. Corp
  -- Class A                              objective of current income
 Victory Diversified Stock Fund -- Class  Provide long-term growth of capital       Victory Capital Management, Inc.
  A
 Victory Established Value Fund -- Class  Seeks long term capital growth by         Victory Capital Management, Inc.
  A                                       investing primarily in common stocks
 Victory Small Company Opportunity Fund   Provide capital appreciation              Victory Capital Management, Inc.
  -- Class A
 Victory Special Value Fund -- Class A    Long-term growth of capital and dividend  Victory Capital Management, Inc.
                                          income
 Wells Fargo Advantage Asset Allocation   Seeks total return consisting of capital  Wells Fargo Funds Management, LLC
  Fund -- Class A                         appreciation and current income           Sub-advised by Grantham, Mayo, Van
                                                                                    Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets   Seeks long-term capital appreciation      Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                            Sub-advised by Wells Capital Management,
                                                                                    Inc.
 Wells Fargo Advantage Utility and        Seeks total return, consisting of         Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A      current income and capital appreciation   Sub-advised by Wells Capital Management,
                                                                                    Inc.
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation               Long-term capital appreciation            Fred Alger Management, Inc.
  Institutional Fund -- Class I
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund   Seeks capital appreciation                HL Investment Advisors, LLC
  -- Class IB (b)                                                                   Sub-advised by Wellington Management
                                                                                    Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IB   Seeks maximum long-term total return      HL Investment Advisors, LLC
  (b)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Disciplined Equity HLS Fund --  Seeks growth of capital                   HL Investment Advisors, LLC
  Class IB (f)                                                                      Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      HL Investment Advisors, LLC
  -- Class IB (b)                         consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Global Growth HLS Fund --       Seeks growth of capital                   HL Investment Advisors, LLC
  Class IB (f)                                                                      Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Growth HLS Fund -- Class IB     Seeks long-term capital appreciation      HL Investment Advisors, LLC
  (b)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IB      Seeks to provide high current income,     HL Investment Advisors, LLC
                                          and long-term total return                Sub-advised by Hartford Investment
                                                                                    Management Company
 Hartford International Opportunities     Seeks long-term growth of capital         HL Investment Advisors, LLC
  HLS Fund -- Class IB (b)                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS Fund --       Seeks growth of capital                   HL Investment Advisors, LLC
  Class IB (b)                                                                      Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Stock HLS Fund -- Class IB (b)  Seeks long-term growth of capital         HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    HL Investment Advisors, LLC
  Class IB (b)                            income as a secondary objective           Sub-advised by Hartford Investment
                                                                                    Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.



** Pursuant to a Plan of Reorganization and upon shareholder approval, the following underlying Funds will be merged into the following surviving Funds effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the underlying Funds are hereby deleted.



            UNDERLYING FUND                            SURVIVING FUND
----------------------------------------------------------------------------------
Invesco Large Cap Growth Fund -- Class A  Invesco Van Kampen American Franchise
                                          Fund -- Class A
Invesco Van Kampen Capital Growth Fund    Invesco Van Kampen American Franchise
-- Class A                                Fund -- Class A
Invesco Van Kampen Enterprise Fund --     Invesco Van Kampen American Franchise
Class A                                   Fund -- Class A
Invesco Van Kampen Global Franchise Fund  Invesco Global Core Equity Fund -- Class
-- Class A                                A



(a) Closed new and subsequent Contributions and transfers of Participant Account values, effective 1/19/2010.



(aa) Closed to Contracts issued on or after 8/1/2011.



(b) Closed to Contracts issued on or after 5/3/2010.



(c) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/1/2009.



(d) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 12/31/2010.



(e) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 6/30/2010.



(f)  Closed to Contracts issued on or after 6/13/2008.



(g)  Closed to Contracts issued on or after 9/24/2007.



(h) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.



(i)  Closed to Contracts issued on or after 5/2/2011.



(j)  Closed to Contracts issued on or after 9/1/2009.



(k) Class R5 shares are closed to Contracts issued on or after 5/3/2010.



NOTES



(1)  Formerly BlackRock Fundamental Growth Fund, Inc. -- Investor A



(2)  Formerly Calvert Social Investment Fund Bond Portfolio -- Class A



(3)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A



(4)  Formerly RiverSource(R) Diversified Equity Income Fund -- Class R3



(5)  Formerly RiverSource(R) Mid Cap Value Fund -- Class R3



(6)  Formerly RiverSource Partners Small Cap Value Fund -- Class R3



(7)  Formerly Seligman Global Technology Fund -- Class A



(8)  Formerly Federated Stock and Bond Fund -- Class A



(9)  Formerly Federated Kaufmann Fund -- Class K



(10) Formerly Fidelity(R) Advisor Dynamic Capital Appreciation Fund -- Class T

(11) Formerly The George Putnam Fund of Boston -- Class A



(12) Formerly MSIF Equity Growth Portfolio -- Class H



(13) Formerly First American Equity Index Fund -- Class A



(14) Formerly First American Mid Cap Growth Opportunities Fund -- Class A



(15) Formerly First American Mid Cap Index Fund -- Class A



(16) Formerly First American Small Cap Select Fund -- Class A



(17) Formerly Oppenheimer Strategic Income Fund -- Class A



(18) Formerly Oppenheimer Main Street Opportunity Fund(R) -- Class A



(19) Formerly Oppenheimer Main Street Small Cap Fund(R) -- Class A



(20) Formerly Putnam New Opportunities Fund -- Class A



    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.87% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                             SALES CHARGE
                                                            AS A PERCENTAGE
                                                            OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT      ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract

Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

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    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

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

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit

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and the corporate dividends received deduction, are not passed back to you since
Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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
E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each

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other and from those for Non-Qualified Contracts. In addition, individual
Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in

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the form of a direct transfer between Plan fiduciaries, as described below in
"Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (B) SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     (C) SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth

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IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death

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benefits to preserve the tax qualification of the Qualified Plan (or Qualified
Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation of (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in

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determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vi) certain qualified reservist distributions upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (vii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (viii) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (ix) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

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    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from

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a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover"
to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.169               --               --
Accumulation unit value at end of period     $10.212               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.137               --               --
Accumulation unit value at end of period     $10.156               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.995           $5.605           $5.450
Accumulation unit value at end of period      $9.969           $7.995           $5.605
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.094           $5.680           $5.523
Accumulation unit value at end of period     $10.082           $8.094           $5.680
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.933               --               --
Accumulation unit value at end of period      $9.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.009           $5.643           $5.488
Accumulation unit value at end of period      $9.936           $8.009           $5.643
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.931               --               --
Accumulation unit value at end of period     $17.830               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.911               --               --
Accumulation unit value at end of period     $17.782               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.898               --               --
Accumulation unit value at end of period     $17.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.885               --               --
Accumulation unit value at end of period     $17.717               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.859               --               --
Accumulation unit value at end of period     $17.653               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.833               --               --
Accumulation unit value at end of period     $17.588               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.394               --               --
Accumulation unit value at end of period     $18.420               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.374               --               --
Accumulation unit value at end of period     $18.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.361               --               --
Accumulation unit value at end of period     $18.336               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.347               --               --
Accumulation unit value at end of period     $18.303               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.320               --               --
Accumulation unit value at end of period     $18.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.294               --               --
Accumulation unit value at end of period     $18.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.803               --               --
Accumulation unit value at end of period     $18.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.782               --               --
Accumulation unit value at end of period     $18.850               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.768               --               --
Accumulation unit value at end of period     $18.815               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.755               --               --
Accumulation unit value at end of period     $18.781               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.727               --               --
Accumulation unit value at end of period     $18.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.700               --               --
Accumulation unit value at end of period     $18.645               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.867               --               --
Accumulation unit value at end of period     $18.930               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.846               --               --
Accumulation unit value at end of period     $18.878               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.832               --               --
Accumulation unit value at end of period     $18.844               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.818               --               --
Accumulation unit value at end of period     $18.809               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of      $16.790               --               --
 period
Accumulation unit value at end of period     $18.741               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $16.763               --               --
 period
Accumulation unit value at end of period     $18.673               --               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $16.834               --               --
 period
Accumulation unit value at end of period     $18.875               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $16.813               --               --
 period
Accumulation unit value at end of period     $18.824               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of      $16.799               --               --
 period
Accumulation unit value at end of period     $18.789               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $16.785               --               --
 period
Accumulation unit value at end of period     $18.755               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of      $16.758               --               --
 period
Accumulation unit value at end of period     $18.687               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $16.730               --               --
 period
Accumulation unit value at end of period     $18.619               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $16.827               --               --
 period
Accumulation unit value at end of period     $18.847               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $16.806               --               --
 period
Accumulation unit value at end of period     $18.795               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of      $16.792               --               --
 period
Accumulation unit value at end of period     $18.761               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $16.778               --               --
 period
Accumulation unit value at end of period     $18.727               --               --
Number of accumulation units outstanding           6               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of      $16.751               --               --
 period
Accumulation unit value at end of period     $18.658               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $16.723               --               --
 period
Accumulation unit value at end of period     $18.591               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $10.871               --               --  (a)
 period
Accumulation unit value at end of period     $11.476               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $10.868               --               --  (a)
 period
Accumulation unit value at end of period     $11.461               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of      $10.866               --               --  (a)
 period
Accumulation unit value at end of period     $11.452               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $10.864               --               --  (a)
 period
Accumulation unit value at end of period     $11.442               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of      $10.860               --               --  (a)
 period
Accumulation unit value at end of period     $11.423               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $10.856               --               --  (a)
 period
Accumulation unit value at end of period     $11.403               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $7.381               --               --
 period
Accumulation unit value at end of period      $8.254               --               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $10.369               --               --
 period
Accumulation unit value at end of period     $11.578               --               --
Number of accumulation units outstanding          14               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $7.333               --               --
 period
Accumulation unit value at end of period      $8.180               --               --
Number of accumulation units outstanding           3               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $10.296               --               --
 period
Accumulation unit value at end of period     $11.473               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $7.276               --               --
 period
Accumulation unit value at end of period      $8.092               --               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of      $10.151               --               --
 period
Accumulation unit value at end of period     $11.266               --               --
Number of accumulation units outstanding          16               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $9.673               --               --
 period
Accumulation unit value at end of period      $9.950               --               --
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $9.604               --               --
 period
Accumulation unit value at end of period      $9.864               --               --
Number of accumulation units outstanding          14               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $5.943               --               --
 period
Accumulation unit value at end of period      $6.098               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $9.512               --               --
 period
Accumulation unit value at end of period      $9.751               --               --
Number of accumulation units outstanding          43               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $5.897               --               --
 period
Accumulation unit value at end of period      $6.033               --               --
Number of accumulation units outstanding          16               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $9.568               --               --
 period
Accumulation unit value at end of period      $9.769               --               --
Number of accumulation units outstanding          42               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $9.155               --               --
 period
Accumulation unit value at end of period     $11.525               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $9.132               --               --
 period
Accumulation unit value at end of period     $11.479               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $9.117           $6.478           $6.256
 period
Accumulation unit value at end of period     $11.448           $9.117           $6.478
Number of accumulation units outstanding           7               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $9.102               --               --
 period
Accumulation unit value at end of period     $11.418               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $9.072           $6.465           $6.244
 period
Accumulation unit value at end of period     $11.357           $9.072           $6.465
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $9.041           $6.456           $6.236
 period
Accumulation unit value at end of period     $11.297           $9.041           $6.456
Number of accumulation units outstanding          12                6                1
 at end of period (in thousands)
ALLIANCEBERNSTEIN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $6.201               --               --
 period
Accumulation unit value at end of period      $6.873               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $6.176               --               --
 period
Accumulation unit value at end of period      $6.835               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $6.019           $5.093           $4.987
 period
Accumulation unit value at end of period      $6.654           $6.019           $5.093
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $6.144               --               --
 period
Accumulation unit value at end of period      $6.786               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $5.972           $5.068           $4.963
 period
Accumulation unit value at end of period      $6.582           $5.972           $5.068
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $6.079           $5.170           $5.063
 period
Accumulation unit value at end of period      $6.687           $6.079           $5.170
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
ALLIANZ NFJ DIVIDEND VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $7.448               --               --
 period
Accumulation unit value at end of period      $8.380               --               --
Number of accumulation units outstanding          48               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $7.429               --               --
 period
Accumulation unit value at end of period      $8.346               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $7.417               --               --
 period
Accumulation unit value at end of period      $8.324               --               --
Number of accumulation units outstanding          18               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $7.404           $6.614           $6.525
 period
Accumulation unit value at end of period      $8.302           $7.404           $6.614
Number of accumulation units outstanding          36               22               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $7.380           $6.605           $6.517
 period
Accumulation unit value at end of period      $8.258           $7.380           $6.605
Number of accumulation units outstanding          16               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $7.355           $6.596           $6.509
 period
Accumulation unit value at end of period      $8.214           $7.355           $6.596
Number of accumulation units outstanding          57               27               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of       $8.930               --               --
 period
Accumulation unit value at end of period     $11.098               --               --
Number of accumulation units outstanding          21               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of       $8.908               --               --
 period
Accumulation unit value at end of period     $11.054               --               --
Number of accumulation units outstanding           9               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of       $8.893           $7.229           $7.022
 period
Accumulation unit value at end of period     $11.024           $8.893           $7.229
Number of accumulation units outstanding           5                1               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of       $8.878           $7.224           $7.018
 period
Accumulation unit value at end of period     $10.995           $8.878           $7.224
Number of accumulation units outstanding          12               20               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of       $8.849           $7.215           $7.009
 period
Accumulation unit value at end of period     $10.936           $8.849           $7.215
Number of accumulation units outstanding          17               12               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of       $8.819           $7.205           $7.000
 period
Accumulation unit value at end of period     $10.878           $8.819           $7.205
Number of accumulation units outstanding          26               21               --
 at end of period (in thousands)
AMERICAN CENTURY DIVERSIFIED BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of      $10.101               --               --  (a)
 period
Accumulation unit value at end of period     $10.411               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of      $10.098               --               --  (a)
 period
Accumulation unit value at end of period     $10.398               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of      $10.096               --               --  (a)
 period
Accumulation unit value at end of period     $10.389               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of      $10.095               --               --  (a)
 period
Accumulation unit value at end of period     $10.380               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.091               --               --  (a)
Accumulation unit value at end of period     $10.363               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.087               --               --  (a)
Accumulation unit value at end of period     $10.345               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.356               --               --
Accumulation unit value at end of period     $19.515               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 787               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.905               --               --
Accumulation unit value at end of period     $15.611               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.383               --               --
Accumulation unit value at end of period      $9.403               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 126               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.484               --               --
Accumulation unit value at end of period     $17.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.318               --               --
Accumulation unit value at end of period      $9.302               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.263               --               --
Accumulation unit value at end of period     $14.802               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
AMERICAN CENTURY MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.997               --               --  (a)
Accumulation unit value at end of period     $11.734               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.994               --               --  (a)
Accumulation unit value at end of period     $11.720               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.992               --               --  (a)
Accumulation unit value at end of period     $11.710               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.990               --               --  (a)
Accumulation unit value at end of period     $11.700               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.986               --               --  (a)
Accumulation unit value at end of period     $11.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.982               --               --  (a)
Accumulation unit value at end of period     $11.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
AMERICAN CENTURY PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.991               --               --  (a)
Accumulation unit value at end of period      $9.959               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988               --               --  (a)
Accumulation unit value at end of period      $9.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.986               --               --  (a)
Accumulation unit value at end of period      $9.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.985               --               --  (a)
Accumulation unit value at end of period      $9.929               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.981               --               --  (a)
Accumulation unit value at end of period      $9.912               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.977               --               --  (a)
Accumulation unit value at end of period      $9.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.872               --               --
Accumulation unit value at end of period     $17.070               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.755               --               --
Accumulation unit value at end of period     $16.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.533               --               --
Accumulation unit value at end of period     $11.977               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.601               --               --
Accumulation unit value at end of period     $16.679               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.527               --               --
Accumulation unit value at end of period     $11.947               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.298               --               --
Accumulation unit value at end of period     $16.242               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
AMERICAN FUNDS AMCAP FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.470               --               --
Accumulation unit value at end of period      $9.574               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.887               --               --
Accumulation unit value at end of period     $11.159               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.415           $6.110           $6.050
Accumulation unit value at end of period      $9.488           $8.415           $6.110
Number of accumulation units outstanding
 at end of period (in thousands)                  47               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.817           $7.135           $7.065
Accumulation unit value at end of period     $11.058           $9.817           $7.135
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5                3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.349           $6.080           $6.021
Accumulation unit value at end of period      $9.386           $8.349           $6.080
Number of accumulation units outstanding
 at end of period (in thousands)                  18                8                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.678           $7.062           $6.994
Accumulation unit value at end of period     $10.858           $9.678           $7.062
Number of accumulation units outstanding
 at end of period (in thousands)                  24               33               13
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.878           $7.390           $7.305
Accumulation unit value at end of period      $9.950           $8.878           $7.390
Number of accumulation units outstanding
 at end of period (in thousands)                  37               18               10
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.233               --               --
Accumulation unit value at end of period     $11.453               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.820           $7.360           $7.276
Accumulation unit value at end of period      $9.861           $8.820           $7.360
Number of accumulation units outstanding
 at end of period (in thousands)                  64               21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.161           $8.488           $8.391
Accumulation unit value at end of period     $11.348          $10.161           $8.488
Number of accumulation units outstanding
 at end of period (in thousands)                  26               25               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.751           $7.325           $7.242
Accumulation unit value at end of period      $9.755           $8.751           $7.325
Number of accumulation units outstanding
 at end of period (in thousands)                  82               44                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.017           $8.401           $8.306
Accumulation unit value at end of period     $11.143          $10.017           $8.401
Number of accumulation units outstanding
 at end of period (in thousands)                 210              218               32
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.081               --               --
Accumulation unit value at end of period      $9.019               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.854               --               --
Accumulation unit value at end of period     $10.980               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.029           $6.492           $6.371
Accumulation unit value at end of period      $8.938           $8.029           $6.492
Number of accumulation units outstanding
 at end of period (in thousands)                  17                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.784           $7.920           $7.772
Accumulation unit value at end of period     $10.881           $9.784           $7.920
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.966           $6.461           $6.341
Accumulation unit value at end of period      $8.841           $7.966           $6.461
Number of accumulation units outstanding
 at end of period (in thousands)                  38                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.645           $7.839           $7.693
Accumulation unit value at end of period     $10.684           $9.645           $7.839
Number of accumulation units outstanding
 at end of period (in thousands)                  37               46                9
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452           $7.092           $6.950
Accumulation unit value at end of period      $9.139           $8.452           $7.092
Number of accumulation units outstanding
 at end of period (in thousands)                 229              194              147
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.473               --               --
Accumulation unit value at end of period     $11.308               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 130               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.520           $7.167           $7.023
Accumulation unit value at end of period      $9.189           $8.520           $7.167
Number of accumulation units outstanding
 at end of period (in thousands)                  96               38               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.399           $8.756           $8.581
Accumulation unit value at end of period     $11.205          $10.399           $8.756
Number of accumulation units outstanding
 at end of period (in thousands)                 179              153              106
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.460           $7.138           $6.996
Accumulation unit value at end of period      $9.098           $8.460           $7.138
Number of accumulation units outstanding
 at end of period (in thousands)                 183               84               19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.252           $8.667           $8.495
Accumulation unit value at end of period     $11.002          $10.252           $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                 444              410              154

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.107               --               --
Accumulation unit value at end of period     $15.110               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 172               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.998               --               --
Accumulation unit value at end of period     $14.971               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.429               --               --
Accumulation unit value at end of period      $9.006               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.854               --               --
Accumulation unit value at end of period     $14.787               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 127               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.363               --               --
Accumulation unit value at end of period      $8.909               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 208               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.570               --               --
Accumulation unit value at end of period     $14.427               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 158               --               --
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.544          $12.711          $12.405
Accumulation unit value at end of period     $19.041          $17.544          $12.711
Number of accumulation units outstanding
 at end of period (in thousands)                 100               52               44
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.745               --               --
Accumulation unit value at end of period     $18.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.737           $6.346           $6.193
Accumulation unit value at end of period      $9.458           $8.737           $6.346
Number of accumulation units outstanding
 at end of period (in thousands)                 100               48                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.029          $12.382          $12.085
Accumulation unit value at end of period     $18.418          $17.029          $12.382
Number of accumulation units outstanding
 at end of period (in thousands)                 103              104               49

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.669           $6.315           $6.164
Accumulation unit value at end of period      $9.356           $8.669           $6.315
Number of accumulation units outstanding
 at end of period (in thousands)                  88               43               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.460          $12.015          $11.729
Accumulation unit value at end of period     $17.730          $16.460          $12.015
Number of accumulation units outstanding
 at end of period (in thousands)                 163              136               52
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.043           $6.081           $5.987
Accumulation unit value at end of period      $9.099           $8.043           $6.081
Number of accumulation units outstanding
 at end of period (in thousands)                 167              139               79
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.994               --               --
Accumulation unit value at end of period     $11.289               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.991           $6.057           $5.963
Accumulation unit value at end of period      $9.017           $7.991           $6.057
Number of accumulation units outstanding
 at end of period (in thousands)                  99               34               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.923           $7.529           $7.413
Accumulation unit value at end of period     $11.187           $9.923           $7.529
Number of accumulation units outstanding
 at end of period (in thousands)                  61               63               34
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.928           $6.027           $5.935
Accumulation unit value at end of period      $8.920           $7.928           $6.027
Number of accumulation units outstanding
 at end of period (in thousands)                 118               75               15
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.783           $7.452           $7.339
Accumulation unit value at end of period     $10.984           $9.783           $7.452
Number of accumulation units outstanding
 at end of period (in thousands)                 285              246               43
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.901           $6.526           $6.375
Accumulation unit value at end of period      $9.951           $8.901           $6.526
Number of accumulation units outstanding
 at end of period (in thousands)                  54               31               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.287               --               --
Accumulation unit value at end of period     $12.599               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.843           $6.499           $6.350
Accumulation unit value at end of period      $9.861           $8.843           $6.499
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.207           $8.245           $8.055
Accumulation unit value at end of period     $12.485          $11.207           $8.245
Number of accumulation units outstanding
 at end of period (in thousands)                  50               49               16
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.774           $6.468           $6.320
Accumulation unit value at end of period      $9.755           $8.774           $6.468
Number of accumulation units outstanding
 at end of period (in thousands)                  57               37                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.048           $8.161           $7.974
Accumulation unit value at end of period     $12.259          $11.048           $8.161
Number of accumulation units outstanding
 at end of period (in thousands)                  82               67               14
AMERICAN FUNDS SMALLCAP WORLD FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.672           $5.036           $4.910
Accumulation unit value at end of period      $9.506           $7.672           $5.036
Number of accumulation units outstanding
 at end of period (in thousands)                  28               26               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.385               --               --
Accumulation unit value at end of period     $12.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.624           $5.017           $4.892
Accumulation unit value at end of period      $9.422           $7.624           $5.017
Number of accumulation units outstanding
 at end of period (in thousands)                   8                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.312           $6.793           $6.624
Accumulation unit value at end of period     $12.732          $10.312           $6.793
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.566           $4.994           $4.870
Accumulation unit value at end of period      $9.324           $7.566           $4.994
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.166           $6.723           $6.557
Accumulation unit value at end of period     $12.501          $10.166           $6.723
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19                5

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.012           $8.783           $8.694
Accumulation unit value at end of period     $10.654          $10.012           $8.783
Number of accumulation units outstanding
 at end of period (in thousands)                  66               56               35
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.567               --               --
Accumulation unit value at end of period     $11.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.947           $8.748           $8.659
Accumulation unit value at end of period     $10.558           $9.947           $8.748
Number of accumulation units outstanding
 at end of period (in thousands)                  47                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.492           $9.237           $9.144
Accumulation unit value at end of period     $11.126          $10.492           $9.237
Number of accumulation units outstanding
 at end of period (in thousands)                  62               50               29
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.869           $8.706           $8.619
Accumulation unit value at end of period     $10.444           $9.869           $8.706
Number of accumulation units outstanding
 at end of period (in thousands)                  73               64               18
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.344           $9.142           $9.052
Accumulation unit value at end of period     $10.925          $10.344           $9.142
Number of accumulation units outstanding
 at end of period (in thousands)                 202              211               59
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.662           $8.739           $8.633
Accumulation unit value at end of period     $12.991          $11.662           $8.739
Number of accumulation units outstanding
 at end of period (in thousands)                 375              204              109
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.204               --               --
Accumulation unit value at end of period     $13.575               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  90               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.150           $6.122           $6.049
Accumulation unit value at end of period      $9.056           $8.150           $6.122
Number of accumulation units outstanding
 at end of period (in thousands)                 207               83               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.320           $8.512           $8.410
Accumulation unit value at end of period     $12.566          $11.320           $8.512
Number of accumulation units outstanding
 at end of period (in thousands)                 324              316              250

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $8.086           $6.093           $6.021
Accumulation unit value at end of
 period                                 $8.959           $8.086           $6.093
Number of accumulation units
 outstanding at end of period (in
 thousands)                                329              226               31
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $10.941           $8.260           $8.163
Accumulation unit value at end of
 period                                $12.097          $10.941           $8.260
Number of accumulation units
 outstanding at end of period (in
 thousands)                                492              482              190
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                    $8.345           $6.763           $6.618
Accumulation unit value at end of
 period                                 $9.267           $8.345           $6.763
Number of accumulation units
 outstanding at end of period (in
 thousands)                                105               96               53
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $10.110               --               --
Accumulation unit value at end of
 period                                $11.209               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 92               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                    $8.291           $6.736           $6.592
Accumulation unit value at end of
 period                                 $9.183           $8.291           $6.736
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 62               12               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $10.038           $8.163           $7.989
Accumulation unit value at end of
 period                                $11.107          $10.038           $8.163
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 57               54               27
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $8.226           $6.703           $6.561
Accumulation unit value at end of
 period                                 $9.084           $8.226           $6.703
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 75               15                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                    $9.896           $8.080           $7.909
Accumulation unit value at end of
 period                                $10.906           $9.896           $8.080
Number of accumulation units
 outstanding at end of period (in
 thousands)                                156              162               33
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                    $7.978           $6.327           $6.223
Accumulation unit value at end of
 period                                 $8.771           $7.978           $6.327
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 69               41               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                    $9.534               --               --
Accumulation unit value at end of
 period                                $10.466               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 76               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                    $7.926           $6.302           $6.198
Accumulation unit value at end of
 period                                 $8.692           $7.926           $6.302
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 52               39               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                    $9.466           $7.534           $7.410
Accumulation unit value at end of
 period                                $10.371           $9.466           $7.534
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 81               93               67
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $7.864           $6.272           $6.169
Accumulation unit value at end of
 period                                 $8.599           $7.864           $6.272
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 68               38               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                    $9.332           $7.457           $7.335
Accumulation unit value at end of
 period                                $10.183           $9.332           $7.457
Number of accumulation units
 outstanding at end of period (in
 thousands)                                143              129               25
AMERICAN FUNDS THE NEW ECONOMY
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                    $8.518           $5.915           $5.884
Accumulation unit value at end of
 period                                 $9.579           $8.518           $5.915
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 31               26               19
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $10.690               --               --
Accumulation unit value at end of
 period                                $12.004               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                    $8.463           $5.891           $5.861
Accumulation unit value at end of
 period                                 $9.493           $8.463           $5.891
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $10.614           $7.396           $7.359
Accumulation unit value at end of
 period                                $11.895          $10.614           $7.396
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  7                6                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $8.397           $5.863           $5.833
Accumulation unit value at end of
 period                                 $9.391           $8.397           $5.863
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 21                7                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $10.464           $7.321           $7.284
Accumulation unit value at end of
 period                                $11.680          $10.464           $7.321
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 19               19                5

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                    $7.449               --               --
Accumulation unit value at end of
 period                                 $8.373               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                    $9.097               --               --
Accumulation unit value at end of
 period                                $10.209               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 28               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                    $7.401           $6.286           $6.160
Accumulation unit value at end of
 period                                 $8.297           $7.401           $6.286
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 36               24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                    $9.032           $7.679           $7.526
Accumulation unit value at end of
 period                                $10.116           $9.032           $7.679
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 19               16               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $7.343           $6.256           $6.131
Accumulation unit value at end of
 period                                 $8.208           $7.343           $6.256
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 25               13                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                    $8.904           $7.601           $7.450
Accumulation unit value at end of
 period                                 $9.933           $8.904           $7.601
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 96               93               36
BLACKROCK EQUITY DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                   $15.774               --               --
Accumulation unit value at end of
 period                                $17.723               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $15.755               --               --
Accumulation unit value at end of
 period                                $17.674               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                   $15.742               --               --
Accumulation unit value at end of
 period                                $17.642               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $15.729               --               --
Accumulation unit value at end of
 period                                $17.610               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.703               --               --
Accumulation unit value at end of period     $17.546               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.677               --               --
Accumulation unit value at end of period     $17.482               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.197               --               --
Accumulation unit value at end of period     $12.238               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 188               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.606               --               --
Accumulation unit value at end of period     $13.758               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.320               --               --
Accumulation unit value at end of period     $11.252               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.517               --               --
Accumulation unit value at end of period     $13.633               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.240               --               --
Accumulation unit value at end of period     $11.131               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.340               --               --
Accumulation unit value at end of period     $13.388               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               --               --
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.614               --               --  (a)
Accumulation unit value at end of period     $11.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.611               --               --  (a)
Accumulation unit value at end of period     $11.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.609               --               --  (a)
Accumulation unit value at end of period     $11.688               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.607               --               --  (a)
Accumulation unit value at end of period     $11.678               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.603               --               --  (a)
Accumulation unit value at end of period     $11.659               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.599               --               --  (a)
Accumulation unit value at end of period     $11.639               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.884               --               --
Accumulation unit value at end of period      $9.859               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.004               --               --
Accumulation unit value at end of period     $12.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.832               --               --
Accumulation unit value at end of period      $9.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.933               --               --
Accumulation unit value at end of period     $12.378               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.771               --               --
Accumulation unit value at end of period      $9.665               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.793               --               --
Accumulation unit value at end of period     $12.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.404               --               --
Accumulation unit value at end of period     $20.883               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.382               --               --
Accumulation unit value at end of period     $20.826               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.368               --               --
Accumulation unit value at end of period     $20.788               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.354               --               --
Accumulation unit value at end of period     $20.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.325               --               --
Accumulation unit value at end of period     $20.675               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.297               --               --
Accumulation unit value at end of period     $20.600               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
BLACKROCK SMALL CAP GROWTH FUND II
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.407               --               --
Accumulation unit value at end of period     $10.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.920               --               --
Accumulation unit value at end of period     $12.019               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.172               --               --
Accumulation unit value at end of period      $9.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.849               --               --
Accumulation unit value at end of period     $11.910               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.109               --               --
Accumulation unit value at end of period      $9.786               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.710               --               --
Accumulation unit value at end of period     $11.695               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
CALVERT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.268               --               --
Accumulation unit value at end of period     $10.875               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.242               --               --
Accumulation unit value at end of period     $10.832               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.015           $6.286           $6.160
Accumulation unit value at end of period      $8.842           $8.015           $6.286
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.208           $8.844          $10.000
Accumulation unit value at end of period     $10.774          $10.208           $8.844
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.174           $6.256           $6.131
Accumulation unit value at end of period     $10.717          $10.174           $6.256
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.140           $7.601           $7.450
Accumulation unit value at end of period     $10.660          $10.140           $7.601
Number of accumulation units outstanding
 at end of period (in thousands)                  42               32               36
CALVERT SOCIAL INVESTMENT FUND BOND
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.028               --               --
Accumulation unit value at end of period     $11.650               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.410               --               --
Accumulation unit value at end of period     $12.035               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.858               --               --
Accumulation unit value at end of period     $11.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.329               --               --
Accumulation unit value at end of period     $11.926               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.773               --               --
Accumulation unit value at end of period     $11.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.170               --               --
Accumulation unit value at end of period     $11.711               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.604               --               --
Accumulation unit value at end of period     $13.536               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.511               --               --
Accumulation unit value at end of period     $13.406               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.878               --               --
Accumulation unit value at end of period     $10.329               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.078               --               --
Accumulation unit value at end of period     $12.876               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.808               --               --
Accumulation unit value at end of period     $10.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.892               --               --
Accumulation unit value at end of period     $11.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
COLUMBIA(SM) ACORN(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.997               --               --
Accumulation unit value at end of period     $22.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.974               --               --
Accumulation unit value at end of period     $22.431               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.960               --               --
Accumulation unit value at end of period     $22.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.945               --               --
Accumulation unit value at end of period     $22.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.915               --               --
Accumulation unit value at end of period     $22.268               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.886               --               --
Accumulation unit value at end of period     $22.188               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
COLUMBIA CONTRARIAN CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.104               --               --
Accumulation unit value at end of period     $19.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.083               --               --
Accumulation unit value at end of period     $19.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.069               --               --
Accumulation unit value at end of period     $19.637               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.055               --               --
Accumulation unit value at end of period     $19.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.027               --               --
Accumulation unit value at end of period     $19.530               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.999               --               --
Accumulation unit value at end of period     $19.459               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.453               --               --
Accumulation unit value at end of period      $8.606               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.424               --               --
Accumulation unit value at end of period      $8.559               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.153               --               --
Accumulation unit value at end of period      $8.238               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.384               --               --
Accumulation unit value at end of period      $8.497               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.097           $5.654           $5.543
Accumulation unit value at end of period      $8.149           $7.097           $5.654
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.307           $5.832           $5.719
Accumulation unit value at end of period      $8.374           $7.307           $5.832
Number of accumulation units outstanding
 at end of period (in thousands)                   1                7               --
COLUMBIA MARSICO 21ST CENTURY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.144               --               --
Accumulation unit value at end of period     $19.951               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.123               --               --
Accumulation unit value at end of period     $19.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.109               --               --
Accumulation unit value at end of period     $19.860               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.095               --               --
Accumulation unit value at end of period     $19.824               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.067               --               --
Accumulation unit value at end of period     $19.752               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.039               --               --
Accumulation unit value at end of period     $19.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA MARSICO GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.966               --               --
Accumulation unit value at end of period      $9.467               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.507               --               --
Accumulation unit value at end of period     $11.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.914               --               --
Accumulation unit value at end of period      $9.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.440               --               --
Accumulation unit value at end of period     $11.179               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.853               --               --
Accumulation unit value at end of period      $9.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.306               --               --
Accumulation unit value at end of period     $10.977               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.165               --               --
Accumulation unit value at end of period      $8.764               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.137               --               --
Accumulation unit value at end of period      $8.717               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.118               --               --
Accumulation unit value at end of period      $8.685               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.100           $5.414           $5.262
Accumulation unit value at end of period      $8.654           $7.100           $5.414
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.063           $5.397           $5.245
Accumulation unit value at end of period      $8.592           $7.063           $5.397
Number of accumulation units outstanding
 at end of period (in thousands)                  19                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.026           $5.379           $5.228
Accumulation unit value at end of period      $8.530           $7.026           $5.379
Number of accumulation units outstanding
 at end of period (in thousands)                  34               29                2
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.546               --               --
Accumulation unit value at end of period      $9.207               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.516               --               --
Accumulation unit value at end of period      $9.157               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.337           $5.297           $5.208
Accumulation unit value at end of period      $8.930           $7.337           $5.297
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.477               --               --
Accumulation unit value at end of period      $9.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.280           $5.272           $5.183
Accumulation unit value at end of period      $8.833           $7.280           $5.272
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.398           $5.368           $5.278
Accumulation unit value at end of period      $8.959           $7.398           $5.368
Number of accumulation units outstanding
 at end of period (in thousands)                  14                9               --
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.376               --               --
Accumulation unit value at end of period     $10.544               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.343               --               --
Accumulation unit value at end of period     $10.486               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.133           $5.546           $5.370
Accumulation unit value at end of period     $10.213           $8.133           $5.546
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.299               --               --
Accumulation unit value at end of period     $10.410               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.070               --               --
Accumulation unit value at end of period     $10.103               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.212           $5.627           $5.450
Accumulation unit value at end of period     $10.260           $8.212           $5.627
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.488           $5.744           $5.561
Accumulation unit value at end of period     $10.738           $8.488           $5.744
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.401               --               --
Accumulation unit value at end of period     $11.922               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.199           $6.267           $6.240
Accumulation unit value at end of period     $11.679          $10.199           $6.267
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.346               --               --
Accumulation unit value at end of period     $11.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.119               --               --
Accumulation unit value at end of period     $11.553               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.238           $6.322           $6.296
Accumulation unit value at end of period     $11.665          $10.238           $6.322
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
COLUMBIA SMALL CAP CORE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.514               --               --  (a)
Accumulation unit value at end of period     $12.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.511               --               --  (a)
Accumulation unit value at end of period     $12.603               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.509               --               --  (a)
Accumulation unit value at end of period     $12.592               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.507               --               --  (a)
Accumulation unit value at end of period     $12.581               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.502               --               --  (a)
Accumulation unit value at end of period     $12.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.498               --               --  (a)
Accumulation unit value at end of period     $12.539               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND I
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.008               --               --
Accumulation unit value at end of period     $22.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.986               --               --
Accumulation unit value at end of period     $22.466               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.971               --               --
Accumulation unit value at end of period     $22.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.957               --               --
Accumulation unit value at end of period     $22.384               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.927               --               --
Accumulation unit value at end of period     $22.303               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.898               --               --
Accumulation unit value at end of period     $22.222               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
DAVIS NEW YORK VENTURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.638               --               --
Accumulation unit value at end of period     $14.099               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.721               --               --
Accumulation unit value at end of period     $11.942               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.526               --               --
Accumulation unit value at end of period      $8.374               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.300               --               --
Accumulation unit value at end of period     $13.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.467               --               --
Accumulation unit value at end of period      $8.284               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.924               --               --
Accumulation unit value at end of period     $13.202               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  82               --               --
DAVIS OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.360           $5.108           $5.003
Accumulation unit value at end of period      $8.344           $7.360           $5.108
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.610               --               --
Accumulation unit value at end of period      $9.746               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.314           $5.089           $4.984
Accumulation unit value at end of period      $8.271           $7.314           $5.089
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.549           $5.954           $5.832
Accumulation unit value at end of period      $9.657           $8.549           $5.954
Number of accumulation units outstanding
 at end of period (in thousands)                  16               13               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.259           $5.066           $4.962
Accumulation unit value at end of period      $8.184           $7.259           $5.066
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.428           $5.893           $5.773
Accumulation unit value at end of period      $9.482           $8.428           $5.893
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5                2
DREYFUS BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.737          $10.329          $10.338
Accumulation unit value at end of period     $11.324          $10.737          $10.329
Number of accumulation units outstanding
 at end of period (in thousands)                  69                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.710               --               --
Accumulation unit value at end of period     $11.279               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.692               --               --
Accumulation unit value at end of period     $11.249               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.674          $10.305          $10.315
Accumulation unit value at end of period     $11.219          $10.674          $10.305
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.638          $10.291          $10.302
Accumulation unit value at end of period     $11.159          $10.638          $10.291
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.603          $10.277          $10.289
Accumulation unit value at end of period     $11.099          $10.603          $10.277
Number of accumulation units outstanding
 at end of period (in thousands)                  43               32               --
DREYFUS MIDCAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.556           $7.741           $7.524
Accumulation unit value at end of period     $13.236          $10.556           $7.741
Number of accumulation units outstanding
 at end of period (in thousands)                  25               10               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.485               --               --
Accumulation unit value at end of period     $13.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.771           $6.448           $6.268
Accumulation unit value at end of period     $10.971           $8.771           $6.448
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.392           $7.648           $7.435
Accumulation unit value at end of period     $12.986          $10.392           $7.648
Number of accumulation units outstanding
 at end of period (in thousands)                   7               12                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.727           $6.435           $6.256
Accumulation unit value at end of period     $10.884           $8.727           $6.435
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.209           $7.543           $7.333
Accumulation unit value at end of period     $12.706          $10.209           $7.543
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.267           $6.592           $6.474
Accumulation unit value at end of period      $9.424           $8.267           $6.592
Number of accumulation units outstanding
 at end of period (in thousands)                 129               40               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.247               --               --
Accumulation unit value at end of period      $9.386               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.233           $6.581           $6.941
Accumulation unit value at end of period      $9.361           $8.233           $6.581
Number of accumulation units outstanding
 at end of period (in thousands)                  16                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.219           $6.577           $7.572
Accumulation unit value at end of period      $9.336           $8.219           $6.577
Number of accumulation units outstanding
 at end of period (in thousands)                  21               22               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.192           $6.568           $6.928
Accumulation unit value at end of period      $9.286           $8.192           $6.568
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.164           $6.559           $7.469
Accumulation unit value at end of period      $9.237           $8.164           $6.559
Number of accumulation units outstanding
 at end of period (in thousands)                  52               40               --
DREYFUS SMALLCAP STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.859               --               --
Accumulation unit value at end of period     $12.365               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.793               --               --
Accumulation unit value at end of period     $12.264               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.907           $7.166           $6.464
Accumulation unit value at end of period     $11.143           $8.907           $7.166
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.706           $7.818           $6.459
Accumulation unit value at end of period     $12.131           $9.706           $7.818
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.862           $7.152           $6.451
Accumulation unit value at end of period     $11.054           $8.862           $7.152
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.535           $7.710           $6.443
Accumulation unit value at end of period     $11.869           $9.535           $7.710
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11                2
EATON VANCE INCOME FUND OF BOSTON
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.587               --               --
Accumulation unit value at end of period     $12.115               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712               --               --
Accumulation unit value at end of period     $13.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.519               --               --
Accumulation unit value at end of period     $12.006               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.629               --               --
Accumulation unit value at end of period     $13.261               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.437               --               --
Accumulation unit value at end of period     $11.877               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.465               --               --
Accumulation unit value at end of period     $13.022               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.568               --               --
Accumulation unit value at end of period      $8.287               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 172               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.695               --               --
Accumulation unit value at end of period     $10.600               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.519               --               --
Accumulation unit value at end of period      $8.213               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.627               --               --
Accumulation unit value at end of period     $10.504               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.460               --               --
Accumulation unit value at end of period      $8.124               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.491               --               --
Accumulation unit value at end of period     $10.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  74               --               --
FEDERATED CAPITAL APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.274           $7.285           $7.155
Accumulation unit value at end of period      $9.263           $8.274           $7.285
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.191               --               --
Accumulation unit value at end of period     $11.392               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.226               --               --
Accumulation unit value at end of period      $9.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.118               --               --
Accumulation unit value at end of period     $11.289               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.168               --               --
Accumulation unit value at end of period      $9.095               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.975           $8.849           $8.693
Accumulation unit value at end of period     $11.085           $9.975           $8.849
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FEDERATED CLOVER VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.832               --               --
Accumulation unit value at end of period     $11.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.826               --               --
Accumulation unit value at end of period     $11.921               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.822               --               --
Accumulation unit value at end of period     $11.904               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.819               --               --
Accumulation unit value at end of period     $11.888               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.811               --               --
Accumulation unit value at end of period     $11.856               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.803           $6.732           $6.562
Accumulation unit value at end of period     $11.823          $10.803           $6.732
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
FEDERATED EQUITY INCOME FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.754               --               --
Accumulation unit value at end of period      $8.620               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.458               --               --
Accumulation unit value at end of period     $10.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.705               --               --
Accumulation unit value at end of period      $8.545               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.390           $8.184           $7.991
Accumulation unit value at end of period     $10.403           $9.390           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.647               --               --
Accumulation unit value at end of period      $8.455               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.257           $8.101           $7.910
Accumulation unit value at end of period     $10.215           $9.257           $8.101
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.432               --               --
Accumulation unit value at end of period     $11.917               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.852               --               --
Accumulation unit value at end of period     $12.336               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.361               --               --
Accumulation unit value at end of period     $11.813               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.768               --               --
Accumulation unit value at end of period     $12.224               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.275          $10.728          $10.706
Accumulation unit value at end of period     $11.689          $11.275          $10.728
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.601          $11.060          $11.038
Accumulation unit value at end of period     $12.003          $11.601          $11.060
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14                3
FEDERATED HIGH INCOME BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.128               --               --
Accumulation unit value at end of period     $12.631               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.143               --               --
Accumulation unit value at end of period     $13.763               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.059           $7.372           $6.965
Accumulation unit value at end of period     $12.521          $11.059           $7.372
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.057               --               --
Accumulation unit value at end of period     $13.638               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.976               --               --
Accumulation unit value at end of period     $12.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.886           $7.964           $7.525
Accumulation unit value at end of period     $13.391          $11.886           $7.964
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                2
FEDERATED INTERNATIONAL LEADERS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.934               --               --
Accumulation unit value at end of period     $11.722               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.931               --               --
Accumulation unit value at end of period     $11.701               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.929               --               --
Accumulation unit value at end of period     $11.687               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.927               --               --
Accumulation unit value at end of period     $11.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.923               --               --
Accumulation unit value at end of period     $11.644               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.918           $6.701           $6.555
Accumulation unit value at end of period     $11.616           $9.918           $6.701
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042           $6.232           $6.129
Accumulation unit value at end of period      $9.502           $8.042           $6.232
Number of accumulation units outstanding
 at end of period (in thousands)                  37               23                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.130               --               --
Accumulation unit value at end of period     $11.952               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990           $6.207           $6.105
Accumulation unit value at end of period      $9.417           $7.990           $6.207
Number of accumulation units outstanding
 at end of period (in thousands)                  59               36               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.058           $7.822           $7.694
Accumulation unit value at end of period     $11.843          $10.058           $7.822
Number of accumulation units outstanding
 at end of period (in thousands)                  38               31               21
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927           $6.177           $6.076
Accumulation unit value at end of period      $9.315           $7.927           $6.177
Number of accumulation units outstanding
 at end of period (in thousands)                  39               20                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.916           $7.743           $7.616
Accumulation unit value at end of period     $11.629           $9.916           $7.743
Number of accumulation units outstanding
 at end of period (in thousands)                 109               97               21
FEDERATED MID CAP GROWTH STRATEGIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.574               --               --
Accumulation unit value at end of period      $8.960               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.437               --               --
Accumulation unit value at end of period     $11.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.524           $5.793           $5.717
Accumulation unit value at end of period      $8.879           $7.524           $5.793
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.370               --               --
Accumulation unit value at end of period     $11.046               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.466               --               --
Accumulation unit value at end of period      $8.784               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $7.147           $7.054
Accumulation unit value at end of period     $10.846           $9.237           $7.147
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3                2
FEDERATED TOTAL RETURN BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $37.076          $33.329          $33.120
Accumulation unit value at end of period     $39.415          $37.076          $33.329
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.141               --               --
Accumulation unit value at end of period     $12.888               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.630          $10.481          $10.416
Accumulation unit value at end of period     $12.333          $11.630          $10.481
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.055          $10.875          $10.808
Accumulation unit value at end of period     $12.771          $12.055          $10.875
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.739               --               --
Accumulation unit value at end of period     $12.411               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.884          $10.764          $10.699
Accumulation unit value at end of period     $12.540          $11.884          $10.764
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               --
FIDELITY(R) ADVISOR DYNAMIC CAPITAL
 APPRECIATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.948               --               --
Accumulation unit value at end of period      $9.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.916               --               --
Accumulation unit value at end of period      $9.412               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.715               --               --
Accumulation unit value at end of period      $9.163               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.875           $5.881           $5.771
Accumulation unit value at end of period      $9.344           $7.875           $5.881
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.655               --               --
Accumulation unit value at end of period      $9.064               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.792           $5.843           $5.734
Accumulation unit value at end of period      $9.208           $7.792           $5.843
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.494               --               --
Accumulation unit value at end of period      $9.252               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  66               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.465               --               --
Accumulation unit value at end of period      $9.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.212           $4.558           $4.414
Accumulation unit value at end of period      $8.880           $7.212           $4.558
Number of accumulation units outstanding
 at end of period (in thousands)                  39               19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.425           $4.698           $4.550
Accumulation unit value at end of period      $9.134           $7.425           $4.698
Number of accumulation units outstanding
 at end of period (in thousands)                  45               51               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.155           $4.536           $4.393
Accumulation unit value at end of period      $8.784           $7.155           $4.536
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.347           $4.667           $4.521
Accumulation unit value at end of period      $9.002           $7.347           $4.667
Number of accumulation units outstanding
 at end of period (in thousands)                  23               34                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.752               --               --
Accumulation unit value at end of period     $10.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.805               --               --
Accumulation unit value at end of period     $12.332               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.695               --               --
Accumulation unit value at end of period      $9.913               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.729               --               --
Accumulation unit value at end of period     $12.220               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.627               --               --
Accumulation unit value at end of period      $9.807               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.578               --               --
Accumulation unit value at end of period     $12.000               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
FRANKLIN HIGH INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.105           $7.733           $7.254
Accumulation unit value at end of period     $12.502          $11.105           $7.733
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.111               --               --
Accumulation unit value at end of period     $13.614               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.036               --               --
Accumulation unit value at end of period     $12.393               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.025           $8.403           $7.883
Accumulation unit value at end of period     $13.490          $12.025           $8.403
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.953           $7.669           $7.195
Accumulation unit value at end of period     $12.263          $10.953           $7.669
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.855           $8.317           $7.804
Accumulation unit value at end of period     $13.246          $11.855           $8.317
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                1
FRANKLIN INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.473           $7.052           $6.546
Accumulation unit value at end of period     $10.643           $9.473           $7.052
Number of accumulation units outstanding
 at end of period (in thousands)                  88               73               57
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.893               --               --
Accumulation unit value at end of period     $12.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.938           $6.670           $6.192
Accumulation unit value at end of period     $10.016           $8.938           $6.670
Number of accumulation units outstanding
 at end of period (in thousands)                 112               77               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.815           $8.079           $7.501
Accumulation unit value at end of period     $12.108          $10.815           $8.079
Number of accumulation units outstanding
 at end of period (in thousands)                  47               40               33
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.868           $6.638           $6.163
Accumulation unit value at end of period      $9.908           $8.868           $6.638
Number of accumulation units outstanding
 at end of period (in thousands)                  51               16                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.662           $7.997           $7.425
Accumulation unit value at end of period     $11.889          $10.662           $7.997
Number of accumulation units outstanding
 at end of period (in thousands)                 209              163               46
FRANKLIN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.849               --               --
Accumulation unit value at end of period     $14.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.757               --               --
Accumulation unit value at end of period     $14.835               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.636               --               --
Accumulation unit value at end of period      $9.626               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.636               --               --
Accumulation unit value at end of period     $14.653               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.577               --               --
Accumulation unit value at end of period      $9.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.397               --               --
Accumulation unit value at end of period     $14.295               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
FRANKLIN STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.253           $9.008           $8.826
Accumulation unit value at end of period     $12.413          $11.253           $9.008
Number of accumulation units outstanding
 at end of period (in thousands)                  41               10                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.248               --               --
Accumulation unit value at end of period     $13.490               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.180               --               --
Accumulation unit value at end of period     $12.301               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.161           $9.768           $9.572
Accumulation unit value at end of period     $13.367          $12.161           $9.768
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.093           $8.928           $8.750
Accumulation unit value at end of period     $12.169          $11.093           $8.928
Number of accumulation units outstanding
 at end of period (in thousands)                  30                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.988           $9.669           $9.476
Accumulation unit value at end of period     $13.126          $11.988           $9.669
Number of accumulation units outstanding
 at end of period (in thousands)                  37               49                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.276           $8.630           $8.571
Accumulation unit value at end of period     $11.246          $10.276           $8.630
Number of accumulation units outstanding
 at end of period (in thousands)                  86               76                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.574               --               --
Accumulation unit value at end of period     $12.649               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.334               --               --
Accumulation unit value at end of period     $11.283               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.492           $9.685           $9.620
Accumulation unit value at end of period     $12.534          $11.492           $9.685
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.129           $8.554           $8.497
Accumulation unit value at end of period     $11.025          $10.129           $8.554
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.329           $9.587           $9.523
Accumulation unit value at end of period     $12.307          $11.329           $9.587
Number of accumulation units outstanding
 at end of period (in thousands)                  43               35               19
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.150           $7.015           $6.928
Accumulation unit value at end of period     $10.407           $9.150           $7.015
Number of accumulation units outstanding
 at end of period (in thousands)                 112               89                9
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.979               --               --
Accumulation unit value at end of period     $12.468               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.091               --               --
Accumulation unit value at end of period     $10.314               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.901           $8.387           $8.284
Accumulation unit value at end of period     $12.355          $10.901           $8.387
Number of accumulation units outstanding
 at end of period (in thousands)                  27               26               23

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.020           $6.954           $6.868
Accumulation unit value at end of period     $10.203           $9.020           $6.954
Number of accumulation units outstanding
 at end of period (in thousands)                  26               13                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.747           $8.301           $8.200
Accumulation unit value at end of period     $12.132          $10.747           $8.301
Number of accumulation units outstanding
 at end of period (in thousands)                  87               65               31
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.949           $8.019           $7.951
Accumulation unit value at end of period     $11.084           $9.949           $8.019
Number of accumulation units outstanding
 at end of period (in thousands)                  55               45                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.505               --               --
Accumulation unit value at end of period     $12.799               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.884               --               --
Accumulation unit value at end of period     $10.984               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.424           $9.241           $9.163
Accumulation unit value at end of period     $12.683          $11.424           $9.241
Number of accumulation units outstanding
 at end of period (in thousands)                  18               18               14
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.807           $7.949           $7.882
Accumulation unit value at end of period     $10.866           $9.807           $7.949
Number of accumulation units outstanding
 at end of period (in thousands)                 110               32               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.262           $9.146           $9.071
Accumulation unit value at end of period     $12.453          $11.262           $9.146
Number of accumulation units outstanding
 at end of period (in thousands)                 127              132               60
FRANKLIN TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.086               --               --
Accumulation unit value at end of period     $12.151               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.726               --               --
Accumulation unit value at end of period     $12.832               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.014               --               --
Accumulation unit value at end of period     $12.041               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.643               --               --
Accumulation unit value at end of period     $12.716               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.928               --               --
Accumulation unit value at end of period     $11.912               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.479               --               --
Accumulation unit value at end of period     $12.487               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.720               --               --
Accumulation unit value at end of period     $12.370               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.129               --               --
Accumulation unit value at end of period     $12.782               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.647          $11.200          $11.186
Accumulation unit value at end of period     $12.262          $11.647          $11.200
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.043          $11.592          $11.578
Accumulation unit value at end of period     $12.666          $12.043          $11.592
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.560          $11.150          $11.137
Accumulation unit value at end of period     $12.134          $11.560          $11.150
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.872          $11.474          $11.461
Accumulation unit value at end of period     $12.437          $11.872          $11.474
Number of accumulation units outstanding
 at end of period (in thousands)                  59               68                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
FROST DIVIDEND VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.801               --               --(a)
Accumulation unit value at end of period     $11.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.798               --               --(a)
Accumulation unit value at end of period     $11.373               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.796               --               --(a)
Accumulation unit value at end of period     $11.363               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.794               --               --(a)
Accumulation unit value at end of period     $11.354               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.790               --               --(a)
Accumulation unit value at end of period     $11.334               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.786               --               --(a)
Accumulation unit value at end of period     $11.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GEORGE PUTNAM BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.174               --               --
Accumulation unit value at end of period      $7.934               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.203               --               --
Accumulation unit value at end of period      $9.058               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.129               --               --
Accumulation unit value at end of period      $7.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.144               --               --
Accumulation unit value at end of period      $8.976               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.075               --               --
Accumulation unit value at end of period      $7.782               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.029               --               --
Accumulation unit value at end of period      $8.813               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS BALANCED FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.185          $10.704          $10.555
Accumulation unit value at end of period     $14.868          $13.185          $10.704
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.646               --               --
Accumulation unit value at end of period     $11.986               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.313               --               --
Accumulation unit value at end of period     $10.475               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.570           $8.611           $8.492
Accumulation unit value at end of period     $11.877          $10.570           $8.611
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.033          $14.720          $14.517
Accumulation unit value at end of period     $20.222          $18.033          $14.720
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.421           $8.524           $8.407
Accumulation unit value at end of period     $11.662          $10.421           $8.524
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               --
GOLDMAN SACHS CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.723           $5.914           $5.842
Accumulation unit value at end of period      $9.619           $8.723           $5.914
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.969               --               --
Accumulation unit value at end of period     $10.976               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.672               --               --
Accumulation unit value at end of period      $9.539               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.898           $6.735           $6.653
Accumulation unit value at end of period     $10.877           $9.898           $6.735
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.611               --               --
Accumulation unit value at end of period      $9.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.758           $6.666           $6.586
Accumulation unit value at end of period     $10.680           $9.758           $6.666
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
GOLDMAN SACHS CONCENTRATED INTERNATIONAL
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.881               --               --
Accumulation unit value at end of period      $7.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.657               --               --
Accumulation unit value at end of period      $9.457               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.838           $5.427           $5.277
Accumulation unit value at end of period      $7.462           $6.838           $5.427
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.595           $6.829           $6.640
Accumulation unit value at end of period      $9.371           $8.595           $6.829
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.786               --               --
Accumulation unit value at end of period      $7.384               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.474           $6.759           $6.573
Accumulation unit value at end of period      $9.201           $8.474           $6.759
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.966           $9.505           $9.473
Accumulation unit value at end of period     $11.715          $10.966           $9.505
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.150               --               --
Accumulation unit value at end of period     $11.894               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.715               --               --
Accumulation unit value at end of period     $11.419               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.071           $9.629           $9.598
Accumulation unit value at end of period     $11.786          $11.071           $9.629
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.635               --               --
Accumulation unit value at end of period     $11.299               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.914           $9.531           $9.501
Accumulation unit value at end of period     $11.573          $10.914           $9.531
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.466          $11.029          $11.004
Accumulation unit value at end of period     $11.963          $11.466          $11.029
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.913               --               --
Accumulation unit value at end of period     $12.411               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.392               --               --
Accumulation unit value at end of period     $11.856               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.829          $11.418          $11.393
Accumulation unit value at end of period     $12.299          $11.829          $11.418
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30                3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.303               --               --
Accumulation unit value at end of period     $11.728               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.661          $11.301          $11.278
Accumulation unit value at end of period     $12.076          $11.661          $11.301
Number of accumulation units outstanding
 at end of period (in thousands)                  30               26                5
GOLDMAN SACHS GROWTH AND INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.147           $6.074           $5.919
Accumulation unit value at end of period      $7.928           $7.147           $6.074
Number of accumulation units outstanding
 at end of period (in thousands)                 100               91               83
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.808               --               --
Accumulation unit value at end of period      $9.755               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.102               --               --
Accumulation unit value at end of period      $7.859               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.745           $7.458           $7.269
Accumulation unit value at end of period      $9.666           $8.745           $7.458
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.049               --               --
Accumulation unit value at end of period      $7.776               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.621           $7.382           $7.195
Accumulation unit value at end of period      $9.491           $8.621           $7.382
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16                2
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.714           $6.195           $6.041
Accumulation unit value at end of period     $11.467           $9.714           $6.195
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.949               --               --
Accumulation unit value at end of period     $14.084               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.658               --               --
Accumulation unit value at end of period     $11.371               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.864           $7.593           $7.405
Accumulation unit value at end of period     $13.956          $11.864           $7.593
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.590               --               --
Accumulation unit value at end of period     $11.258               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.697           $7.516           $7.330
Accumulation unit value at end of period     $13.703          $11.697           $7.516
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.397               --               --
Accumulation unit value at end of period     $13.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.305               --               --
Accumulation unit value at end of period     $13.865               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.272               --               --
Accumulation unit value at end of period     $11.563               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.183           $8.192           $7.815
Accumulation unit value at end of period     $13.700          $12.183           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.192               --               --
Accumulation unit value at end of period     $11.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.746           $7.930           $7.565
Accumulation unit value at end of period     $13.156          $11.746           $7.930
Number of accumulation units outstanding
 at end of period (in thousands)                  15                9                5

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.463               --               --
Accumulation unit value at end of period      $8.327               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.434               --               --
Accumulation unit value at end of period      $8.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.414           $5.987           $5.856
Accumulation unit value at end of period      $8.251           $7.414           $5.987
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.395               --               --
Accumulation unit value at end of period      $8.221               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.356           $5.958           $5.827
Accumulation unit value at end of period      $8.162           $7.356           $5.958
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.317           $5.938           $5.808
Accumulation unit value at end of period      $8.102           $7.317           $5.938
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
GOLDMAN SACHS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.308               --               --
Accumulation unit value at end of period     $18.941               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.292               --               --
Accumulation unit value at end of period     $16.422               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.569               --               --
Accumulation unit value at end of period      $9.343               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.898          $11.323          $10.956
Accumulation unit value at end of period     $18.370          $14.898          $11.323
Number of accumulation units outstanding
 at end of period (in thousands)                  43               39               33

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.510               --               --
Accumulation unit value at end of period      $9.209               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.443           $7.930           $7.565
Accumulation unit value at end of period     $17.738          $14.443           $7.930
Number of accumulation units outstanding
 at end of period (in thousands)                  38               43                5
GOLDMAN SACHS SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.127           $6.396           $6.177
Accumulation unit value at end of period     $10.180           $8.127           $6.396
Number of accumulation units outstanding
 at end of period (in thousands)                  43               21               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.543               --               --
Accumulation unit value at end of period     $11.936               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.075           $6.370           $6.153
Accumulation unit value at end of period     $10.089           $8.075           $6.370
Number of accumulation units outstanding
 at end of period (in thousands)                  44               27                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.476           $7.483           $7.228
Accumulation unit value at end of period     $11.827           $9.476           $7.483
Number of accumulation units outstanding
 at end of period (in thousands)                  19               14                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.012           $6.340           $6.124
Accumulation unit value at end of period      $9.980           $8.012           $6.340
Number of accumulation units outstanding
 at end of period (in thousands)                  23               16                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.341           $7.407           $7.155
Accumulation unit value at end of period     $11.613           $9.341           $7.407
Number of accumulation units outstanding
 at end of period (in thousands)                  33               33                8
GOLDMAN SACHS STRATEGIC GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.693               --               --
Accumulation unit value at end of period      $9.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.139               --               --
Accumulation unit value at end of period     $11.134               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.638               --               --
Accumulation unit value at end of period      $9.477               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.067           $7.077           $7.012
Accumulation unit value at end of period     $11.033          $10.067           $7.077
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.574               --               --
Accumulation unit value at end of period      $9.377               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.925           $7.005           $6.942
Accumulation unit value at end of period     $10.833           $9.925           $7.005
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS STRUCTURED U.S. EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.007               --               --
Accumulation unit value at end of period      $7.877               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.142               --               --
Accumulation unit value at end of period      $9.138               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.963               --               --
Accumulation unit value at end of period      $7.808               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.084               --               --
Accumulation unit value at end of period      $9.055               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.911               --               --
Accumulation unit value at end of period      $7.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.969           $6.675           $6.548
Accumulation unit value at end of period      $8.891           $7.969           $6.675
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
INVESCO CAPITAL DEVELOPMENT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.206               --               --
Accumulation unit value at end of period      $9.725               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.186               --               --
Accumulation unit value at end of period      $9.686               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.172           $5.806           $5.712
Accumulation unit value at end of period      $9.660           $8.172           $5.806
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.158               --               --
Accumulation unit value at end of period      $9.635               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.131               --               --
Accumulation unit value at end of period      $9.583               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.104           $5.786           $5.693
Accumulation unit value at end of period      $9.532           $8.104           $5.786
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
INVESCO DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.016               --               --(a)
Accumulation unit value at end of period     $12.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.013               --               --(a)
Accumulation unit value at end of period     $12.512               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.011               --               --(a)
Accumulation unit value at end of period     $12.502               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.008               --               --(a)
Accumulation unit value at end of period     $12.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.004               --               --  (a)
Accumulation unit value at end of period     $12.470               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.000               --               --  (a)
Accumulation unit value at end of period     $12.449               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
INVESCO INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.146               --               --
Accumulation unit value at end of period      $9.112               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.648               --               --
Accumulation unit value at end of period     $13.009               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.093               --               --
Accumulation unit value at end of period      $9.030               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.566               --               --
Accumulation unit value at end of period     $12.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.030               --               --
Accumulation unit value at end of period      $8.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.403               --               --
Accumulation unit value at end of period     $12.659               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $20.096               --               --
Accumulation unit value at end of period     $24.554               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.935               --               --
Accumulation unit value at end of period     $18.220               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.945               --               --
Accumulation unit value at end of period      $8.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.620               --               --
Accumulation unit value at end of period     $23.889               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.891               --               --
Accumulation unit value at end of period      $8.373               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.090               --               --
Accumulation unit value at end of period     $23.150               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
INVESCO SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.880               --               --
Accumulation unit value at end of period     $10.082               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.547               --               --
Accumulation unit value at end of period     $12.195               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.829               --               --
Accumulation unit value at end of period      $9.991               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.479               --               --
Accumulation unit value at end of period     $12.085               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.768               --               --
Accumulation unit value at end of period      $9.883               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.345               --               --
Accumulation unit value at end of period     $11.866               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.302               --               --
Accumulation unit value at end of period     $22.192               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.280               --               --
Accumulation unit value at end of period     $22.132               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.265               --               --
Accumulation unit value at end of period     $22.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.250               --               --
Accumulation unit value at end of period     $22.051               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.220               --               --
Accumulation unit value at end of period     $21.971               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.190               --               --
Accumulation unit value at end of period     $21.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
INVESCO VAN KAMPEN CAPITAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.747               --               --
Accumulation unit value at end of period     $10.454               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.719               --               --
Accumulation unit value at end of period     $10.406               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.700           $5.269           $5.293
Accumulation unit value at end of period     $10.373           $8.700           $5.269
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.682               --               --
Accumulation unit value at end of period     $10.341               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.645           $5.251           $5.276
Accumulation unit value at end of period     $10.276           $8.645           $5.251
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.608           $5.239           $5.264
Accumulation unit value at end of period     $10.212           $8.608           $5.239
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
INVESCO VAN KAMPEN COMSTOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.065           $8.591           $8.433
Accumulation unit value at end of period     $12.728          $11.065           $8.591
Number of accumulation units outstanding
 at end of period (in thousands)                  50               44               41
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.101               --               --
Accumulation unit value at end of period     $12.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.382               --               --
Accumulation unit value at end of period      $8.469               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.745           $8.372           $8.219
Accumulation unit value at end of period     $12.317          $10.745           $8.372
Number of accumulation units outstanding
 at end of period (in thousands)                  32               26               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.324           $5.717           $5.614
Accumulation unit value at end of period      $8.378           $7.324           $5.717
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.391           $8.128           $7.981
Accumulation unit value at end of period     $11.863          $10.391           $8.128
Number of accumulation units outstanding
 at end of period (in thousands)                  53               44               23
INVESCO VAN KAMPEN ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.318               --               --
Accumulation unit value at end of period     $11.150               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.217               --               --
Accumulation unit value at end of period     $13.403               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.260               --               --
Accumulation unit value at end of period     $11.053               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.138               --               --
Accumulation unit value at end of period     $13.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.191               --               --
Accumulation unit value at end of period     $10.937               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.980           $6.704           $6.791
Accumulation unit value at end of period     $13.041          $10.980           $6.704
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.063          $11.443          $11.267
Accumulation unit value at end of period     $15.727          $14.063          $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                 289              205              216
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.898               --               --
Accumulation unit value at end of period     $15.519               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.801           $7.179           $7.069
Accumulation unit value at end of period      $9.817           $8.801           $7.179
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.806               --               --
Accumulation unit value at end of period     $15.386               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 239               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.732           $7.145           $7.036
Accumulation unit value at end of period      $9.712           $8.732           $7.145
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.256          $10.868          $10.703
Accumulation unit value at end of period     $14.714          $13.256          $10.868
Number of accumulation units outstanding
 at end of period (in thousands)                 106              104               79

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN GLOBAL FRANCHISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.125               --               --
Accumulation unit value at end of period     $16.182               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.109               --               --
Accumulation unit value at end of period     $16.139               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.098               --               --
Accumulation unit value at end of period     $16.111               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.088               --               --
Accumulation unit value at end of period     $16.082               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.066           $5.532           $5.469
Accumulation unit value at end of period     $16.025          $14.066           $5.532
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.045           $7.028           $6.948
Accumulation unit value at end of period     $15.969          $14.045           $7.028
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.814           $6.320           $6.155
Accumulation unit value at end of period      $8.759           $7.814           $6.320
Number of accumulation units outstanding
 at end of period (in thousands)                  24                8                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.612               --               --
Accumulation unit value at end of period     $10.758               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.764           $6.295           $6.131
Accumulation unit value at end of period      $8.680           $7.764           $6.295
Number of accumulation units outstanding
 at end of period (in thousands)                  16                8                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.544           $7.746           $7.545
Accumulation unit value at end of period     $10.660           $9.544           $7.746
Number of accumulation units outstanding
 at end of period (in thousands)                  36               16               13

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.703           $6.264           $6.102
Accumulation unit value at end of period      $8.587           $7.703           $6.264
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.409           $7.667           $7.469
Accumulation unit value at end of period     $10.467           $9.409           $7.667
Number of accumulation units outstanding
 at end of period (in thousands)                  37               33                9
INVESCO VAN KAMPEN MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.890           $5.608           $5.559
Accumulation unit value at end of period     $11.264           $8.890           $5.608
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.765               --               --
Accumulation unit value at end of period     $13.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.834           $5.587           $5.539
Accumulation unit value at end of period     $11.165           $8.834           $5.587
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.688           $6.767           $6.708
Accumulation unit value at end of period     $13.496          $10.688           $6.767
Number of accumulation units outstanding
 at end of period (in thousands)                  22               10                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.768           $5.562           $5.514
Accumulation unit value at end of period     $11.049           $8.768           $5.562
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.537           $6.697           $6.640
Accumulation unit value at end of period     $13.252          $10.537           $6.697
Number of accumulation units outstanding
 at end of period (in thousands)                  11               17                5
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.212           $7.017           $6.797
Accumulation unit value at end of period     $10.125           $8.212           $7.017
Number of accumulation units outstanding
 at end of period (in thousands)                  21               13                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.589               --               --
Accumulation unit value at end of period     $11.805               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.159               --               --
Accumulation unit value at end of period     $10.034               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.521           $8.164           $7.909
Accumulation unit value at end of period     $11.697           $9.521           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  15               11                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.095           $6.956           $6.738
Accumulation unit value at end of period      $9.926           $8.095           $6.956
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.386           $8.081           $7.829
Accumulation unit value at end of period     $11.486           $9.386           $8.081
Number of accumulation units outstanding
 at end of period (in thousands)                  29               29                6
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.941               --               --
Accumulation unit value at end of period     $23.122               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.919               --               --
Accumulation unit value at end of period     $23.059               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.904               --               --
Accumulation unit value at end of period     $23.017               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.889               --               --
Accumulation unit value at end of period     $22.975               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.860               --               --
Accumulation unit value at end of period     $22.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.831               --               --
Accumulation unit value at end of period     $22.809               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN U.S. MORTGAGE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.912               --               --
Accumulation unit value at end of period     $11.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.292               --               --
Accumulation unit value at end of period     $11.827               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.844               --               --
Accumulation unit value at end of period     $11.346               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.212          $10.548          $10.565
Accumulation unit value at end of period     $11.719          $11.212          $10.548
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.762          $10.145          $10.162
Accumulation unit value at end of period     $11.227          $10.762          $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.053          $10.441          $10.459
Accumulation unit value at end of period     $11.507          $11.053          $10.441
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
IVY ASSET STRATEGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.383               --               --
Accumulation unit value at end of period     $13.524               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.368               --               --
Accumulation unit value at end of period     $13.487               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.358               --               --
Accumulation unit value at end of period     $13.463               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.347               --               --
Accumulation unit value at end of period     $13.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.327               --               --
Accumulation unit value at end of period     $13.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.307               --               --
Accumulation unit value at end of period     $13.341               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
IVY GLOBAL NATURAL RESOURCES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.042               --               --
Accumulation unit value at end of period      $9.378               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.366               --               --
Accumulation unit value at end of period     $13.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.990               --               --
Accumulation unit value at end of period      $9.293               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.286               --               --
Accumulation unit value at end of period     $13.114               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.927               --               --
Accumulation unit value at end of period      $9.193               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.126               --               --
Accumulation unit value at end of period     $12.878               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
IVY LARGE CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.182               --               --
Accumulation unit value at end of period     $10.426               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.664               --               --
Accumulation unit value at end of period     $12.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.122               --               --
Accumulation unit value at end of period     $10.332               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.589               --               --
Accumulation unit value at end of period     $11.982               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.051               --               --
Accumulation unit value at end of period     $10.221               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.439               --               --
Accumulation unit value at end of period     $11.766               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
IVY SCIENCE & TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.573           $8.320           $8.121
Accumulation unit value at end of period     $12.777          $11.573           $8.320
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.528               --               --
Accumulation unit value at end of period     $12.707               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.026               --               --
Accumulation unit value at end of period     $12.142               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.467           $8.272           $8.075
Accumulation unit value at end of period     $12.615          $11.467           $8.272
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.940           $7.908           $7.720
Accumulation unit value at end of period     $12.012          $10.940           $7.908
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.346           $8.218           $8.023
Accumulation unit value at end of period     $12.432          $11.346           $8.218
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.773               --               --
Accumulation unit value at end of period     $15.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.764               --               --
Accumulation unit value at end of period     $15.910               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.758               --               --
Accumulation unit value at end of period     $15.886               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.751               --               --
Accumulation unit value at end of period     $15.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.739           $6.225           $6.056
Accumulation unit value at end of period     $15.815          $12.739           $6.225
Number of accumulation units outstanding
 at end of period (in thousands)                   1                6               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.726           $6.319           $6.148
Accumulation unit value at end of period     $15.768          $12.726           $6.319
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
JANUS FORTY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.762               --               --
Accumulation unit value at end of period     $15.513               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 192               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.923               --               --
Accumulation unit value at end of period     $16.708               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.725               --               --
Accumulation unit value at end of period     $10.195               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.317               --               --
Accumulation unit value at end of period     $14.993               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.650               --               --
Accumulation unit value at end of period     $10.085               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.188               --               --
Accumulation unit value at end of period     $15.842               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.681               --               --
Accumulation unit value at end of period     $15.012               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 191               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.672               --               --
Accumulation unit value at end of period     $14.978               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.665               --               --
Accumulation unit value at end of period     $14.956               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.659               --               --
Accumulation unit value at end of period     $14.934               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.647               --               --
Accumulation unit value at end of period     $14.889               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.634               --               --
Accumulation unit value at end of period     $14.845               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  56               --               --
JPMORGAN CORE BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.845               --               --
Accumulation unit value at end of period     $11.554               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.832               --               --
Accumulation unit value at end of period     $11.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.823               --               --
Accumulation unit value at end of period     $11.501               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.814               --               --
Accumulation unit value at end of period     $11.480               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.796               --               --
Accumulation unit value at end of period     $11.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.779               --               --
Accumulation unit value at end of period     $11.397               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
JPMORGAN PRIME MONEY MARKET FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.991               --               --(a)
Accumulation unit value at end of period      $9.959               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988               --               --(a)
Accumulation unit value at end of period      $9.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.986               --               --(a)
Accumulation unit value at end of period      $9.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 115               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.985               --               --(a)
Accumulation unit value at end of period      $9.929               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.981               --               --(a)
Accumulation unit value at end of period      $9.913               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.977               --               --(a)
Accumulation unit value at end of period      $9.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.999               --               --
Accumulation unit value at end of period     $23.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.977               --               --
Accumulation unit value at end of period     $23.893               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.962               --               --
Accumulation unit value at end of period     $23.850               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.948               --               --
Accumulation unit value at end of period     $23.806               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.918               --               --
Accumulation unit value at end of period     $23.720               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.889               --               --
Accumulation unit value at end of period     $23.633               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
JPMORGAN SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.415               --               --
Accumulation unit value at end of period     $22.991               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.393               --               --
Accumulation unit value at end of period     $22.928               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.377               --               --
Accumulation unit value at end of period     $22.887               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.362               --               --
Accumulation unit value at end of period     $22.845               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.332               --               --
Accumulation unit value at end of period     $22.762               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.302               --               --
Accumulation unit value at end of period     $22.679               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN U.S. EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.870               --               --(a)
Accumulation unit value at end of period     $11.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.867               --               --(a)
Accumulation unit value at end of period     $11.479               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.865               --               --(a)
Accumulation unit value at end of period     $11.469               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.863               --               --(a)
Accumulation unit value at end of period     $11.459               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.860               --               --(a)
Accumulation unit value at end of period     $11.440               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.856               --               --(a)
Accumulation unit value at end of period     $11.421               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN U.S. REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $22.165               --               --
Accumulation unit value at end of period     $28.751               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $22.137               --               --
Accumulation unit value at end of period     $28.672               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $22.119               --               --
Accumulation unit value at end of period     $28.620               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $22.101               --               --
Accumulation unit value at end of period     $28.568               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $22.065               --               --
Accumulation unit value at end of period     $28.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $22.028               --               --
Accumulation unit value at end of period     $28.361               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.942               --               --
Accumulation unit value at end of period     $10.616               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.823               --               --
Accumulation unit value at end of period     $10.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $5.470           $3.891           $3.818
Accumulation unit value at end of period      $5.826           $5.470           $3.891
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.699           $6.906           $6.776
Accumulation unit value at end of period     $10.319           $9.699           $6.906
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8                8
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $5.428               --               --
Accumulation unit value at end of period      $5.763               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.428           $6.740           $6.613
Accumulation unit value at end of period      $9.991           $9.428           $6.740
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8                6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.416               --               --
Accumulation unit value at end of period      $9.135               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.387               --               --
Accumulation unit value at end of period      $9.086               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.367           $5.592           $5.473
Accumulation unit value at end of period      $9.052           $7.367           $5.592
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.348               --               --
Accumulation unit value at end of period      $9.020               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.309               --               --
Accumulation unit value at end of period      $8.954               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.271           $5.546           $5.429
Accumulation unit value at end of period      $8.889           $7.271           $5.546
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.581               --               --
Accumulation unit value at end of period     $10.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.547               --               --
Accumulation unit value at end of period     $10.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.525               --               --
Accumulation unit value at end of period     $10.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.502               --               --
Accumulation unit value at end of period     $10.563               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.457           $6.000           $5.877
Accumulation unit value at end of period     $10.486           $8.457           $6.000
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.413           $5.980           $5.859
Accumulation unit value at end of period     $10.410           $8.413           $5.980
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6               --
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.296               --               --
Accumulation unit value at end of period     $10.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 139               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.400               --               --
Accumulation unit value at end of period     $11.424               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.769               --               --
Accumulation unit value at end of period      $9.623               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.326               --               --
Accumulation unit value at end of period     $11.320               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  85               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.701               --               --
Accumulation unit value at end of period      $9.519               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.181               --               --
Accumulation unit value at end of period     $11.116               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 165               --               --
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.769               --               --
Accumulation unit value at end of period      $9.732               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 212               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.988               --               --
Accumulation unit value at end of period     $11.067               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.187               --               --
Accumulation unit value at end of period      $9.063               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.917               --               --
Accumulation unit value at end of period     $10.967               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 186               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.123               --               --
Accumulation unit value at end of period      $8.966               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  67               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.777               --               --
Accumulation unit value at end of period     $10.769               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 115               --               --
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.326               --               --
Accumulation unit value at end of period      $9.312               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 180               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.631               --               --
Accumulation unit value at end of period     $10.756               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.708               --               --
Accumulation unit value at end of period      $8.599               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.563               --               --
Accumulation unit value at end of period     $10.658               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 159               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.648               --               --
Accumulation unit value at end of period      $8.507               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.428               --               --
Accumulation unit value at end of period     $10.466               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 102               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.821               --               --(a)
Accumulation unit value at end of period     $11.548               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.818               --               --(a)
Accumulation unit value at end of period     $11.533               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.816               --               --(a)
Accumulation unit value at end of period     $11.524               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.814               --               --(a)
Accumulation unit value at end of period     $11.514               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.810               --               --(a)
Accumulation unit value at end of period     $11.494               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.806               --               --(a)
Accumulation unit value at end of period     $11.475               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.055               --               --
Accumulation unit value at end of period     $10.917               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.100               --               --
Accumulation unit value at end of period     $12.034               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.881               --               --
Accumulation unit value at end of period     $10.701               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.022               --               --
Accumulation unit value at end of period     $11.925               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.804               --               --
Accumulation unit value at end of period     $10.586               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.866               --               --
Accumulation unit value at end of period     $11.710               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --               --
LOOMIS SAYLES BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.005               --               --
Accumulation unit value at end of period     $15.739               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.987               --               --
Accumulation unit value at end of period     $15.696               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.976               --               --
Accumulation unit value at end of period     $15.667               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.964               --               --
Accumulation unit value at end of period     $15.639               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.941               --               --
Accumulation unit value at end of period     $15.582               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.919               --               --
Accumulation unit value at end of period     $15.525               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
LORD ABBETT AFFILIATED FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.240           $6.094           $5.928
Accumulation unit value at end of period      $8.233           $7.240           $6.094
Number of accumulation units outstanding
 at end of period (in thousands)                  11                4                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.808               --               --
Accumulation unit value at end of period     $10.002               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.193               --               --
Accumulation unit value at end of period      $8.159               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.745           $7.388           $7.186
Accumulation unit value at end of period      $9.911           $8.745           $7.388
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.136           $6.041           $5.876
Accumulation unit value at end of period      $8.071           $7.136           $6.041
Number of accumulation units outstanding
 at end of period (in thousands)                   9                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.622           $7.313           $7.114
Accumulation unit value at end of period      $9.732           $8.622           $7.313
Number of accumulation units outstanding
 at end of period (in thousands)                  38               33               10
LORD ABBETT BOND-DEBENTURE FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.653           $7.905           $7.596
Accumulation unit value at end of period     $11.979          $10.653           $7.905
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.984               --               --
Accumulation unit value at end of period     $13.455               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.584               --               --
Accumulation unit value at end of period     $11.871               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.899           $8.860           $8.515
Accumulation unit value at end of period     $13.333          $11.899           $8.860
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.501           $7.835           $7.530
Accumulation unit value at end of period     $11.743          $10.501           $7.835
Number of accumulation units outstanding
 at end of period (in thousands)                  29                8                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.731           $8.770           $8.430
Accumulation unit value at end of period     $13.092          $11.731           $8.770
Number of accumulation units outstanding
 at end of period (in thousands)                  47               39                7

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $26.818               --               --
Accumulation unit value at end of period     $30.664               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.577               --               --
Accumulation unit value at end of period      $9.792               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.412           $6.885           $6.653
Accumulation unit value at end of period      $9.595           $8.412           $6.885
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.391           $6.875           $6.643
Accumulation unit value at end of period      $9.561           $8.391           $6.875
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.349           $6.854           $6.623
Accumulation unit value at end of period      $9.494           $8.349           $6.854
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.307           $6.833           $6.604
Accumulation unit value at end of period      $9.428           $8.307           $6.833
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8               --
LORD ABBETT CLASSIC STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.807           $7.014           $6.886
Accumulation unit value at end of period      $9.974           $8.807           $7.014
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.774               --               --
Accumulation unit value at end of period      $9.922               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.752               --               --
Accumulation unit value at end of period      $9.887               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.730               --               --
Accumulation unit value at end of period      $9.852               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.687           $6.956           $6.830
Accumulation unit value at end of period      $9.784           $8.687           $6.956
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.643           $6.935           $6.810
Accumulation unit value at end of period      $9.715           $8.643           $6.935
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
LORD ABBETT DEVELOPING GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.727               --               --
Accumulation unit value at end of period     $11.857               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.694               --               --
Accumulation unit value at end of period     $11.794               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.673           $5.943           $5.815
Accumulation unit value at end of period     $11.753           $8.673           $5.943
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.651           $5.934           $5.807
Accumulation unit value at end of period     $11.712           $8.651           $5.934
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.608           $5.916           $5.789
Accumulation unit value at end of period     $11.630           $8.608           $5.916
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.564           $5.898           $5.772
Accumulation unit value at end of period     $11.549           $8.564           $5.898
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
LORD ABBETT FUNDAMENTAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.189          $13.726          $13.347
Accumulation unit value at end of period     $20.390          $17.189          $13.726
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.372               --               --
Accumulation unit value at end of period     $22.944               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $27.737               --               --
Accumulation unit value at end of period     $32.819               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.882           $7.117           $6.921
Accumulation unit value at end of period     $10.499           $8.882           $7.117
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.444           $9.189           $8.936
Accumulation unit value at end of period     $13.501          $11.444           $9.189
Number of accumulation units outstanding
 at end of period (in thousands)                   6                9               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.165           $9.787           $9.519
Accumulation unit value at end of period     $14.322          $12.165           $9.787
Number of accumulation units outstanding
 at end of period (in thousands)                  38               30                3
LORD ABBETT GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.641           $6.666           $6.540
Accumulation unit value at end of period     $11.824           $9.641           $6.666
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.605               --               --
Accumulation unit value at end of period     $11.762               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.581               --               --
Accumulation unit value at end of period     $11.721               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.557           $6.630           $6.506
Accumulation unit value at end of period     $11.680           $9.557           $6.630
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.509           $6.610           $6.487
Accumulation unit value at end of period     $11.598           $9.509           $6.610
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.462           $6.590           $6.467
Accumulation unit value at end of period     $11.517           $9.462           $6.590
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.766               --               --
Accumulation unit value at end of period      $8.230               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.637               --               --
Accumulation unit value at end of period     $11.257               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.715               --               --
Accumulation unit value at end of period      $8.156               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.562               --               --
Accumulation unit value at end of period     $11.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.655               --               --
Accumulation unit value at end of period      $8.068               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.413               --               --
Accumulation unit value at end of period     $10.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
LORD ABBETT SMALL-CAP BLEND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.381           $6.813           $6.581
Accumulation unit value at end of period      $9.448           $8.381           $6.813
Number of accumulation units outstanding
 at end of period (in thousands)                  41               34               24
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.663               --               --
Accumulation unit value at end of period     $10.877               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.862               --               --
Accumulation unit value at end of period      $8.841               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.595           $7.826           $7.561
Accumulation unit value at end of period     $10.778           $9.595           $7.826
Number of accumulation units outstanding
 at end of period (in thousands)                  18               16                6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.801           $6.376           $6.160
Accumulation unit value at end of period      $8.746           $7.801           $6.376
Number of accumulation units outstanding
 at end of period (in thousands)                  30                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.459           $7.747           $7.485
Accumulation unit value at end of period     $10.584           $9.459           $7.747
Number of accumulation units outstanding
 at end of period (in thousands)                  49               53               19
LORD ABBETT TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.902          $10.339          $10.211
Accumulation unit value at end of period     $12.747          $11.902          $10.339
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.858               --               --
Accumulation unit value at end of period     $12.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.828               --               --
Accumulation unit value at end of period     $12.635               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.798               --               --
Accumulation unit value at end of period     $12.591               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.739          $10.254          $10.128
Accumulation unit value at end of period     $12.503          $11.739          $10.254
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.681          $10.223          $10.099
Accumulation unit value at end of period     $12.416          $11.681          $10.223
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
LORD ABBETT VALUE OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.426               --               --(a)
Accumulation unit value at end of period     $12.169               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.423               --               --(a)
Accumulation unit value at end of period     $12.154               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.421               --               --(a)
Accumulation unit value at end of period     $12.143               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.418               --               --(a)
Accumulation unit value at end of period     $12.133               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.414               --               --(a)
Accumulation unit value at end of period     $12.113               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.410               --               --(a)
Accumulation unit value at end of period     $12.092               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MASSACHUSETTS INVESTORS TRUST
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.170               --               --
Accumulation unit value at end of period     $17.942               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.150               --               --
Accumulation unit value at end of period     $17.893               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.137               --               --
Accumulation unit value at end of period     $17.860               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.123               --               --
Accumulation unit value at end of period     $17.828               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.097               --               --
Accumulation unit value at end of period     $17.763               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.071               --               --
Accumulation unit value at end of period     $17.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MFS(R) CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.779               --               --
Accumulation unit value at end of period     $16.607               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.761               --               --
Accumulation unit value at end of period     $16.562               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.748               --               --
Accumulation unit value at end of period     $16.532               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.736               --               --
Accumulation unit value at end of period     $16.501               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.712               --               --
Accumulation unit value at end of period     $16.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.688               --               --
Accumulation unit value at end of period     $16.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) EMERGING MARKETS DEBT FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.445               --               --(a)
Accumulation unit value at end of period     $10.981               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.442               --               --(a)
Accumulation unit value at end of period     $10.968               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.440               --               --(a)
Accumulation unit value at end of period     $10.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.439               --               --(a)
Accumulation unit value at end of period     $10.949               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.435               --               --  (a)
Accumulation unit value at end of period     $10.930               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.431               --               --  (a)
Accumulation unit value at end of period     $10.912               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MFS(R) GOVERNMENT SECURITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.961               --               --
Accumulation unit value at end of period     $11.408               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  51               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.933               --               --
Accumulation unit value at end of period     $11.362               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.915          $10.550          $10.550
Accumulation unit value at end of period     $11.332          $10.915          $10.550
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.897               --               --
Accumulation unit value at end of period     $11.302               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.861               --               --
Accumulation unit value at end of period     $11.242               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.824          $10.514          $10.517
Accumulation unit value at end of period     $11.182          $10.824          $10.514
Number of accumulation units outstanding
 at end of period (in thousands)                  48               46                1
MFS(R) INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.593               --               --  (a)
Accumulation unit value at end of period     $12.084               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.590               --               --  (a)
Accumulation unit value at end of period     $12.069               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.588               --               --  (a)
Accumulation unit value at end of period     $12.059               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.586               --               --  (a)
Accumulation unit value at end of period     $12.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.582               --               --  (a)
Accumulation unit value at end of period     $12.028               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.578               --               --  (a)
Accumulation unit value at end of period     $12.008               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.484               --               --
Accumulation unit value at end of period     $17.900               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.463               --               --
Accumulation unit value at end of period     $17.851               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.450               --               --
Accumulation unit value at end of period     $17.819               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.436               --               --
Accumulation unit value at end of period     $17.786               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.409               --               --
Accumulation unit value at end of period     $17.722               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.382               --               --
Accumulation unit value at end of period     $17.657               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.444               --               --
Accumulation unit value at end of period     $12.321               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.082               --               --
Accumulation unit value at end of period     $12.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.370               --               --
Accumulation unit value at end of period     $12.211               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.998               --               --
Accumulation unit value at end of period     $12.872               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.281               --               --
Accumulation unit value at end of period     $12.079               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.830               --               --
Accumulation unit value at end of period     $12.642               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MFS(R) RESEARCH INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.664               --               --
Accumulation unit value at end of period      $8.459               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.645               --               --
Accumulation unit value at end of period      $8.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.632           $5.866           $5.719
Accumulation unit value at end of period      $8.402           $7.632           $5.866
Number of accumulation units outstanding
 at end of period (in thousands)                  19                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.619           $5.862           $5.715
Accumulation unit value at end of period      $8.380           $7.619           $5.862
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.594               --               --
Accumulation unit value at end of period      $8.335               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.569           $5.846           $5.700
Accumulation unit value at end of period      $8.291           $7.569           $5.846
Number of accumulation units outstanding
 at end of period (in thousands)                  26               21               --
MFS(R) TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.904               --               --
Accumulation unit value at end of period      $9.753               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.336               --               --
Accumulation unit value at end of period     $11.305               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.846               --               --
Accumulation unit value at end of period      $9.665               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.264               --               --
Accumulation unit value at end of period     $11.204               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.777               --               --
Accumulation unit value at end of period      $9.561               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.121               --               --
Accumulation unit value at end of period     $11.004               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
MFS(R) UTILITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.726               --               --
Accumulation unit value at end of period      $9.856               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.962               --               --
Accumulation unit value at end of period     $13.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.669               --               --
Accumulation unit value at end of period      $9.768               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.882               --               --
Accumulation unit value at end of period     $13.374               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.602               --               --
Accumulation unit value at end of period      $9.662               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.722               --               --
Accumulation unit value at end of period     $13.141               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MFS(R) VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.031               --               --
Accumulation unit value at end of period      $8.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.999               --               --
Accumulation unit value at end of period      $8.853               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.810           $6.531           $6.368
Accumulation unit value at end of period      $8.636           $7.810           $6.531
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.957           $6.660           $6.494
Accumulation unit value at end of period      $8.789           $7.957           $6.660
Number of accumulation units outstanding
 at end of period (in thousands)                  29               35               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.749           $6.499           $6.338
Accumulation unit value at end of period      $8.543           $7.749           $6.499
Number of accumulation units outstanding
 at end of period (in thousands)                  12                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.873           $6.616           $6.452
Accumulation unit value at end of period      $8.662           $7.873           $6.616
Number of accumulation units outstanding
 at end of period (in thousands)                  35               21               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MSIF OPPORTUNITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.275               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.265               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.258               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.250               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.195               --               --(a)
Accumulation unit value at end of period     $12.222               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.040               --               --
Accumulation unit value at end of period     $12.505               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.973               --               --
Accumulation unit value at end of period     $12.403               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.396               --               --
Accumulation unit value at end of period     $20.372               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.884               --               --
Accumulation unit value at end of period     $12.268               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.356               --               --
Accumulation unit value at end of period     $20.261               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.807               --               --
Accumulation unit value at end of period     $12.124               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MUTUAL BEACON FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.427           $5.773           $5.690
Accumulation unit value at end of period      $8.189           $7.427           $5.773
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               40
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.905               --               --
Accumulation unit value at end of period      $9.805               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.496               --               --
Accumulation unit value at end of period      $8.245               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.842               --               --
Accumulation unit value at end of period      $9.716               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.005           $5.475           $5.397
Accumulation unit value at end of period      $7.682           $7.005           $5.475
Number of accumulation units outstanding
 at end of period (in thousands)                  19                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.717           $6.826           $6.730
Accumulation unit value at end of period      $9.540           $8.717           $6.826
Number of accumulation units outstanding
 at end of period (in thousands)                  27               24                7
MUTUAL GLOBAL DISCOVERY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.678           $7.214           $7.157
Accumulation unit value at end of period      $9.592           $8.678           $7.214
Number of accumulation units outstanding
 at end of period (in thousands)                  83               74               64
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.651           $7.191           $7.135(b)
Accumulation unit value at end of period      $9.561           $8.651           $7.191
Number of accumulation units outstanding
 at end of period (in thousands)                  53               10                2

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.164               --               --
Accumulation unit value at end of period     $10.114               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.594           $7.163           $7.107
Accumulation unit value at end of period      $9.475           $8.594           $7.163
Number of accumulation units outstanding
 at end of period (in thousands)                 128               50               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.134           $6.897           $6.799
Accumulation unit value at end of period     $10.060           $9.134           $6.897
Number of accumulation units outstanding
 at end of period (in thousands)                  23               18               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.527           $7.128           $7.073
Accumulation unit value at end of period      $9.373           $8.527           $7.128
Number of accumulation units outstanding
 at end of period (in thousands)                  31               21                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.140           $9.330           $9.259
Accumulation unit value at end of period     $12.220          $11.140           $9.330
Number of accumulation units outstanding
 at end of period (in thousands)                  36               52               35
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.073           $7.599           $7.541(b)
Accumulation unit value at end of period      $9.953           $9.073           $7.599
Number of accumulation units outstanding
 at end of period (in thousands)                 197              159                8
MUTUAL SHARES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.109               --               --
Accumulation unit value at end of period     $14.532               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  59               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.955               --               --
Accumulation unit value at end of period     $14.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.305               --               --
Accumulation unit value at end of period      $8.078               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.761               --               --
Accumulation unit value at end of period     $14.097               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 102               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.248               --               --
Accumulation unit value at end of period      $7.991               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.357               --               --
Accumulation unit value at end of period     $13.596               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  43               --               --
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.112               --               --(a)
Accumulation unit value at end of period     $12.031               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.109               --               --(a)
Accumulation unit value at end of period     $12.016               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.107               --               --(a)
Accumulation unit value at end of period     $12.005               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.105               --               --(a)
Accumulation unit value at end of period     $11.995               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.101               --               --(a)
Accumulation unit value at end of period     $11.975               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.097               --               --(a)
Accumulation unit value at end of period     $11.955               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $48.106               --               --
Accumulation unit value at end of period     $60.782               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $31.025               --               --
Accumulation unit value at end of period     $39.142               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.015               --               --
Accumulation unit value at end of period     $13.307               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $46.994               --               --
Accumulation unit value at end of period     $59.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.009               --               --
Accumulation unit value at end of period     $13.274               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $45.755               --               --
Accumulation unit value at end of period     $57.380               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
OPPENHEIMER GLOBAL FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.148               --               --
Accumulation unit value at end of period     $17.436               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  80               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.970               --               --
Accumulation unit value at end of period     $17.205               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.865               --               --
Accumulation unit value at end of period      $9.030               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.819               --               --
Accumulation unit value at end of period     $16.998               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.804               --               --
Accumulation unit value at end of period      $8.933               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.279               --               --
Accumulation unit value at end of period     $16.313               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.570           $8.695           $8.556
Accumulation unit value at end of period     $12.198          $10.570           $8.695
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.715               --               --
Accumulation unit value at end of period     $13.499               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.504           $8.663           $8.525
Accumulation unit value at end of period     $12.092          $10.504           $8.663
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.631           $9.602           $9.449
Accumulation unit value at end of period     $13.376          $11.631           $9.602
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.425           $8.624           $8.487
Accumulation unit value at end of period     $11.965          $10.425           $8.624
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.467           $9.504           $9.354
Accumulation unit value at end of period     $13.134          $11.467           $9.504
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6                1
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.732               --               --
Accumulation unit value at end of period     $19.573               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.441               --               --
Accumulation unit value at end of period     $29.843               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.649               --               --
Accumulation unit value at end of period     $19.397               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.304               --               --
Accumulation unit value at end of period     $29.573               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.550               --               --
Accumulation unit value at end of period     $19.189               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.032               --               --
Accumulation unit value at end of period     $29.040               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
OPPENHEIMER INTERNATIONAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.973          $10.604          $10.489
Accumulation unit value at end of period     $12.809          $11.973          $10.604
Number of accumulation units outstanding
 at end of period (in thousands)                  77               36               13
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.649               --               --
Accumulation unit value at end of period     $14.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.895               --               --
Accumulation unit value at end of period     $12.694               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.552          $12.045          $11.916
Accumulation unit value at end of period     $14.448          $13.552          $12.045
Number of accumulation units outstanding
 at end of period (in thousands)                  44               34               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.802          $10.511          $10.399
Accumulation unit value at end of period     $12.557          $11.802          $10.511
Number of accumulation units outstanding
 at end of period (in thousands)                  47               22                7
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.360          $11.923          $11.796
Accumulation unit value at end of period     $14.186          $13.360          $11.923
Number of accumulation units outstanding
 at end of period (in thousands)                 104               89               28
OPPENHEIMER INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.921               --               --
Accumulation unit value at end of period      $9.040               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.712               --               --
Accumulation unit value at end of period     $13.346               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.897               --               --
Accumulation unit value at end of period      $8.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.630               --               --
Accumulation unit value at end of period     $13.225               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.835               --               --
Accumulation unit value at end of period      $8.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.466               --               --
Accumulation unit value at end of period     $12.987               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
OPPENHEIMER MAIN STREET FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.504               --               --
Accumulation unit value at end of period      $8.644               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.475               --               --
Accumulation unit value at end of period      $8.598               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.455           $5.833           $5.694
Accumulation unit value at end of period      $8.567           $7.455           $5.833
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.436           $5.824           $5.685
Accumulation unit value at end of period      $8.536           $7.436           $5.824
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.397           $5.805           $5.667
Accumulation unit value at end of period      $8.474           $7.397           $5.805
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.358           $5.786           $5.649
Accumulation unit value at end of period      $8.414           $7.358           $5.786
Number of accumulation units outstanding
 at end of period (in thousands)                  10                6               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SELECT FUND(TM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.639               --               --
Accumulation unit value at end of period      $8.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.574               --               --
Accumulation unit value at end of period     $11.113               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.589               --               --
Accumulation unit value at end of period      $8.801               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.506               --               --
Accumulation unit value at end of period     $11.013               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.530               --               --
Accumulation unit value at end of period      $8.706               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.372               --               --
Accumulation unit value at end of period     $10.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND™
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.439           $5.459           $5.321
Accumulation unit value at end of period      $9.116           $7.439           $5.459
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.865               --               --
Accumulation unit value at end of period     $10.847               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.391           $5.437           $5.300
Accumulation unit value at end of period      $9.034           $7.391           $5.437
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.802           $6.482           $6.318
Accumulation unit value at end of period     $10.748           $8.802           $6.482
Number of accumulation units outstanding
 at end of period (in thousands)                  18               26               25

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.333           $5.411           $5.275
Accumulation unit value at end of period      $8.936           $7.333           $5.411
Number of accumulation units outstanding
 at end of period (in thousands)                  27                8                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.678           $6.416           $6.254
Accumulation unit value at end of period     $10.554           $8.678           $6.416
Number of accumulation units outstanding
 at end of period (in thousands)                  30               28               19
OPPENHEIMER REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.776           $6.848           $6.756
Accumulation unit value at end of period     $10.268           $9.776           $6.848
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $6.484               --               --
Accumulation unit value at end of period      $8.193               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.768           $5.247           $5.167
Accumulation unit value at end of period      $8.543           $6.768           $5.247
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $6.450           $5.005           $4.929
Accumulation unit value at end of period      $8.133           $6.450           $5.005
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.715           $5.221           $5.143
Accumulation unit value at end of period      $8.451           $6.715           $5.221
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $6.382           $4.972           $4.897
Accumulation unit value at end of period      $8.016           $6.382           $4.972
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               --
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.676               --               --
Accumulation unit value at end of period      $8.008               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.180               --               --
Accumulation unit value at end of period     $10.994               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.513               --               --
Accumulation unit value at end of period     $10.185               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.115               --               --
Accumulation unit value at end of period     $10.894               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.477               --               --
Accumulation unit value at end of period     $10.112               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.986               --               --
Accumulation unit value at end of period     $10.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PERKINS MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.295               --               --
Accumulation unit value at end of period     $14.010               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.286               --               --
Accumulation unit value at end of period     $13.979               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.280               --               --
Accumulation unit value at end of period     $13.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.274               --               --
Accumulation unit value at end of period     $13.937               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.262               --               --
Accumulation unit value at end of period     $13.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.250               --               --
Accumulation unit value at end of period     $13.855               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.008               --               --
Accumulation unit value at end of period     $14.071               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.898               --               --
Accumulation unit value at end of period     $13.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.709               --               --
Accumulation unit value at end of period     $12.635               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.754               --               --
Accumulation unit value at end of period     $13.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.618               --               --
Accumulation unit value at end of period     $12.499               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.470               --               --
Accumulation unit value at end of period     $13.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  83               --               --
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $12.585               --               --
Accumulation unit value at end of period     $13.574               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 357               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.042               --               --
Accumulation unit value at end of period     $14.046               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  61               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $12.503               --               --
Accumulation unit value at end of period     $13.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 124               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.950               --               --
Accumulation unit value at end of period     $13.918               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.406               --               --
Accumulation unit value at end of period     $13.307               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 110               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.767               --               --
Accumulation unit value at end of period     $13.667               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 224               --               --
PIONEER CULLEN VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.577               --               --  (a)
Accumulation unit value at end of period     $11.159               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.574               --               --  (a)
Accumulation unit value at end of period     $11.145               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.572               --               --  (a)
Accumulation unit value at end of period     $11.135               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.570               --               --  (a)
Accumulation unit value at end of period     $11.126               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.566               --               --  (a)
Accumulation unit value at end of period     $11.107               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.563               --               --  (a)
Accumulation unit value at end of period     $11.088               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PIONEER EMERGING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.903               --               --
Accumulation unit value at end of period     $10.290               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.868               --               --
Accumulation unit value at end of period     $10.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.539               --               --
Accumulation unit value at end of period      $9.845               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.821           $5.126           $5.105
Accumulation unit value at end of period     $10.160           $8.821           $5.126
Number of accumulation units outstanding
 at end of period (in thousands)                  31               13               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.472           $4.933           $4.913
Accumulation unit value at end of period      $9.739           $8.472           $4.933
Number of accumulation units outstanding
 at end of period (in thousands)                  25                9                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.728           $5.092           $5.072
Accumulation unit value at end of period     $10.013           $8.728           $5.092
Number of accumulation units outstanding
 at end of period (in thousands)                  36               34                1
PIONEER FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.747               --               --
Accumulation unit value at end of period      $8.920               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.655               --               --
Accumulation unit value at end of period     $11.099               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.697               --               --
Accumulation unit value at end of period      $8.840               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.586               --               --
Accumulation unit value at end of period     $10.999               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.637               --               --
Accumulation unit value at end of period      $8.745               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.451               --               --
Accumulation unit value at end of period     $10.800               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.836               --               --
Accumulation unit value at end of period     $12.895               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.830               --               --
Accumulation unit value at end of period     $12.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.826               --               --
Accumulation unit value at end of period     $12.850               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.821           $6.139           $5.956
Accumulation unit value at end of period     $12.833          $10.821           $6.139
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.813               --               --
Accumulation unit value at end of period     $12.797               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.805           $6.077           $5.896
Accumulation unit value at end of period     $12.762          $10.805           $6.077
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5                1
PIONEER MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.538           $6.075           $5.918
Accumulation unit value at end of period      $8.832           $7.538           $6.075
Number of accumulation units outstanding
 at end of period (in thousands)                  21               13                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.512               --               --
Accumulation unit value at end of period     $11.128               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.489               --               --
Accumulation unit value at end of period      $8.752               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.444           $9.617           $9.485
Accumulation unit value at end of period     $11.026           $9.444           $9.617
Number of accumulation units outstanding
 at end of period (in thousands)                  15                8               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.430           $6.022           $5.867
Accumulation unit value at end of period      $8.658           $7.430           $6.022
Number of accumulation units outstanding
 at end of period (in thousands)                  24               11                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.310           $7.561           $7.366
Accumulation unit value at end of period     $10.827           $9.310           $7.561
Number of accumulation units outstanding
 at end of period (in thousands)                  27               31               11
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.258               --               --
Accumulation unit value at end of period     $20.855               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.238               --               --
Accumulation unit value at end of period     $20.798               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.225               --               --
Accumulation unit value at end of period     $20.760               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.212               --               --
Accumulation unit value at end of period     $20.722               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.185               --               --
Accumulation unit value at end of period     $20.647               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.158               --               --
Accumulation unit value at end of period     $20.572               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PIONEER STRATEGIC INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.978               --               --
Accumulation unit value at end of period     $13.307               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.557               --               --
Accumulation unit value at end of period     $13.930               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.776               --               --
Accumulation unit value at end of period     $13.050               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.468               --               --
Accumulation unit value at end of period     $13.804               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.684           $9.030           $8.907
Accumulation unit value at end of period     $12.910          $11.684           $9.030
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.292           $9.519           $9.390
Accumulation unit value at end of period     $13.554          $12.292           $9.519
Number of accumulation units outstanding
 at end of period (in thousands)                  22               23               16
PRUDENTIAL JENNISON 20/20 FOCUS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.844               --               --
Accumulation unit value at end of period     $19.063               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.822               --               --
Accumulation unit value at end of period     $19.011               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.807               --               --
Accumulation unit value at end of period     $18.976               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.793               --               --
Accumulation unit value at end of period     $18.942               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.764               --               --
Accumulation unit value at end of period     $18.873               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.734               --               --
Accumulation unit value at end of period     $18.804               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.143               --               --
Accumulation unit value at end of period     $19.272               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.123               --               --
Accumulation unit value at end of period     $19.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.110               --               --
Accumulation unit value at end of period     $19.184               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.096               --               --
Accumulation unit value at end of period     $19.149               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.070               --               --
Accumulation unit value at end of period     $19.080               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.043               --               --
Accumulation unit value at end of period     $19.010               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PUTNAM EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.103               --               --
Accumulation unit value at end of period      $9.081               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.219               --               --
Accumulation unit value at end of period     $11.435               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.050               --               --
Accumulation unit value at end of period      $8.999               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.147               --               --
Accumulation unit value at end of period     $11.332               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.988               --               --
Accumulation unit value at end of period      $8.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $7.981           $7.750
Accumulation unit value at end of period     $11.126          $10.003           $7.981
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PUTNAM HIGH YIELD ADVANTAGE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.064           $7.497           $7.120
Accumulation unit value at end of period     $12.478          $11.064           $7.497
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $12.297               --               --
Accumulation unit value at end of period     $13.848               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.995               --               --
Accumulation unit value at end of period     $12.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $12.210               --               --
Accumulation unit value at end of period     $13.722               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.912               --               --
Accumulation unit value at end of period     $12.239               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $12.037           $8.217           $7.807
Accumulation unit value at end of period     $13.474          $12.037           $8.217
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.630               --               --
Accumulation unit value at end of period      $9.012               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.600               --               --
Accumulation unit value at end of period      $8.963               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.581               --               --
Accumulation unit value at end of period      $8.931               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.561               --               --
Accumulation unit value at end of period      $8.899               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.521           $4.849           $4.655
Accumulation unit value at end of period      $8.835           $7.521           $4.849
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.482           $4.833           $4.640
Accumulation unit value at end of period      $8.771           $7.482           $4.833
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PUTNAM INTERNATIONAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $6.698               --               --
Accumulation unit value at end of period      $7.337               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.928               --               --
Accumulation unit value at end of period      $9.765               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.656               --               --
Accumulation unit value at end of period      $7.273               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.864               --               --
Accumulation unit value at end of period      $9.676               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.606               --               --
Accumulation unit value at end of period      $7.197               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.739           $7.064           $6.871
Accumulation unit value at end of period      $9.501           $8.739           $7.064
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.290               --               --
Accumulation unit value at end of period     $12.349               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.685               --               --
Accumulation unit value at end of period     $14.002               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.226               --               --
Accumulation unit value at end of period     $12.241               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.602               --               --
Accumulation unit value at end of period     $13.874               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.149               --               --
Accumulation unit value at end of period     $12.113               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.438           $7.063           $6.874
Accumulation unit value at end of period     $13.623          $11.438           $7.063
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.556               --               --
Accumulation unit value at end of period     $23.489               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.533               --               --
Accumulation unit value at end of period     $23.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.518               --               --
Accumulation unit value at end of period     $23.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.502               --               --
Accumulation unit value at end of period     $23.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.472               --               --
Accumulation unit value at end of period     $23.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.442               --               --
Accumulation unit value at end of period     $23.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.412               --               --
Accumulation unit value at end of period     $22.242               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.390               --               --
Accumulation unit value at end of period     $22.181               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.376               --               --
Accumulation unit value at end of period     $22.141               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.362               --               --
Accumulation unit value at end of period     $22.101               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.333               --               --
Accumulation unit value at end of period     $22.020               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.305               --               --
Accumulation unit value at end of period     $21.940               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
ROYCE TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.940               --               --
Accumulation unit value at end of period     $20.747               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.919               --               --
Accumulation unit value at end of period     $20.690               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.905               --               --
Accumulation unit value at end of period     $20.652               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.892               --               --
Accumulation unit value at end of period     $20.615               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.864               --               --
Accumulation unit value at end of period     $20.540               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.836               --               --
Accumulation unit value at end of period     $20.465               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ROYCE VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.589               --               --
Accumulation unit value at end of period     $21.846               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $17.568               --               --
Accumulation unit value at end of period     $21.787               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.553               --               --
Accumulation unit value at end of period     $21.747               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.539               --               --
Accumulation unit value at end of period     $21.708               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.510               --               --
Accumulation unit value at end of period     $21.629               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $17.481               --               --
Accumulation unit value at end of period     $21.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.580               --               --
Accumulation unit value at end of period      $8.642               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.550               --               --
Accumulation unit value at end of period      $8.595               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.380           $5.946           $5.832
Accumulation unit value at end of period      $8.393           $7.380           $5.946
Number of accumulation units outstanding
 at end of period (in thousands)                  11                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.510           $6.057           $5.941
Accumulation unit value at end of period      $8.532           $7.510           $6.057
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.322           $5.918           $5.805
Accumulation unit value at end of period      $8.302           $7.322           $5.918
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.431           $6.018           $5.903
Accumulation unit value at end of period      $8.409           $7.431           $6.018
Number of accumulation units outstanding
 at end of period (in thousands)                  33               30               --
T. ROWE PRICE GROWTH STOCK FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.348               --               --
Accumulation unit value at end of period      $9.664               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.315               --               --
Accumulation unit value at end of period      $9.611               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.126           $5.741           $5.721
Accumulation unit value at end of period      $9.384           $8.126           $5.741
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.271               --               --
Accumulation unit value at end of period      $9.541               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.063               --               --
Accumulation unit value at end of period      $9.283               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.184           $5.811           $5.791
Accumulation unit value at end of period      $9.403           $8.184           $5.811
Number of accumulation units outstanding
 at end of period (in thousands)                  33               19               --
T. ROWE PRICE RETIREMENT 2010 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.441           $7.450           $7.344
Accumulation unit value at end of period     $10.536           $9.441           $7.450
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.418               --               --
Accumulation unit value at end of period     $10.494               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.402           $7.438           $7.332
Accumulation unit value at end of period     $10.466           $9.402           $7.438
Number of accumulation units outstanding
 at end of period (in thousands)                  12                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.386           $7.433           $7.328
Accumulation unit value at end of period     $10.438           $9.386           $7.433
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.355           $7.423           $7.318
Accumulation unit value at end of period     $10.382           $9.355           $7.423
Number of accumulation units outstanding
 at end of period (in thousands)                  17                9                5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.324           $7.413           $7.309
Accumulation unit value at end of period     $10.327           $9.324           $7.413
Number of accumulation units outstanding
 at end of period (in thousands)                  69               59               11
T. ROWE PRICE RETIREMENT 2020 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.088           $6.846           $6.741
Accumulation unit value at end of period     $10.327           $9.088           $6.846
Number of accumulation units outstanding
 at end of period (in thousands)                  82               48               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.065               --               --
Accumulation unit value at end of period     $10.285               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.050           $6.835           $6.730
Accumulation unit value at end of period     $10.258           $9.050           $6.835
Number of accumulation units outstanding
 at end of period (in thousands)                  60               24               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.035           $6.830           $6.726
Accumulation unit value at end of period     $10.231           $9.035           $6.830
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.005           $6.821           $6.717
Accumulation unit value at end of period     $10.176           $9.005           $6.821
Number of accumulation units outstanding
 at end of period (in thousands)                  48               17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.974           $6.812           $6.709
Accumulation unit value at end of period     $10.122           $8.974           $6.812
Number of accumulation units outstanding
 at end of period (in thousands)                 202              159                4
T. ROWE PRICE RETIREMENT 2030 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.816           $6.447           $6.349
Accumulation unit value at end of period     $10.126           $8.816           $6.447
Number of accumulation units outstanding
 at end of period (in thousands)                  64               32               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.794               --               --
Accumulation unit value at end of period     $10.085               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.780           $6.437           $6.339
Accumulation unit value at end of period     $10.058           $8.780           $6.437
Number of accumulation units outstanding
 at end of period (in thousands)                  44                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.765           $6.432           $6.335
Accumulation unit value at end of period     $10.031           $8.765           $6.432
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.736           $6.424           $6.327
Accumulation unit value at end of period      $9.978           $8.736           $6.424
Number of accumulation units outstanding
 at end of period (in thousands)                  61               17               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.707           $6.415           $6.319
Accumulation unit value at end of period      $9.925           $8.707           $6.415
Number of accumulation units outstanding
 at end of period (in thousands)                 106              125                7

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.745           $6.348           $6.251
Accumulation unit value at end of period     $10.086           $8.745           $6.348
Number of accumulation units outstanding
 at end of period (in thousands)                  16                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.723               --               --
Accumulation unit value at end of period     $10.046               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.709           $6.338           $6.241
Accumulation unit value at end of period     $10.019           $8.709           $6.338
Number of accumulation units outstanding
 at end of period (in thousands)                  15                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.694           $6.334           $6.237
Accumulation unit value at end of period      $9.993           $8.694           $6.334
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.665           $6.325           $6.229
Accumulation unit value at end of period      $9.939           $8.665           $6.325
Number of accumulation units outstanding
 at end of period (in thousands)                  19                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.636           $6.317           $6.221
Accumulation unit value at end of period      $9.886           $8.636           $6.317
Number of accumulation units outstanding
 at end of period (in thousands)                  96               78                2
T. ROWE PRICE RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.740           $6.348           $6.246
Accumulation unit value at end of period     $10.071           $8.740           $6.348
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.718               --               --
Accumulation unit value at end of period     $10.031               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.703           $6.338           $6.236
Accumulation unit value at end of period     $10.004           $8.703           $6.338
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.689           $6.333           $6.232
Accumulation unit value at end of period      $9.978           $8.689           $6.333
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.660           $6.325           $6.224
Accumulation unit value at end of period      $9.924           $8.660           $6.325
Number of accumulation units outstanding
 at end of period (in thousands)                  36               21               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.631           $6.317           $6.216
Accumulation unit value at end of period      $9.872           $8.631           $6.317
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               --
T. ROWE PRICE RETIREMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.877               --               --
Accumulation unit value at end of period     $10.768               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.853               --               --
Accumulation unit value at end of period     $10.725               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.836           $8.151           $8.060
Accumulation unit value at end of period     $10.697           $9.836           $8.151
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.820               --               --
Accumulation unit value at end of period     $10.668               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.787           $8.134           $8.045
Accumulation unit value at end of period     $10.611           $9.787           $8.134
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.754           $8.123           $8.034
Accumulation unit value at end of period     $10.555           $9.754           $8.123
Number of accumulation units outstanding
 at end of period (in thousands)                  12               15               12
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $17.173               --               --
Accumulation unit value at end of period     $18.540               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 496               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.971               --               --
Accumulation unit value at end of period     $18.295               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.507               --               --
Accumulation unit value at end of period      $9.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $17.054          $11.487          $11.516
Accumulation unit value at end of period     $18.347          $17.054          $11.487
Number of accumulation units outstanding
 at end of period (in thousands)                  50               33               25
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.441           $5.697           $5.712
Accumulation unit value at end of period      $9.063           $8.441           $5.697
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.188          $10.947          $10.976
Accumulation unit value at end of period     $17.346          $16.188          $10.947
Number of accumulation units outstanding
 at end of period (in thousands)                  26               23               17
TEMPLETON GLOBAL BOND FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.143          $11.113          $11.144
Accumulation unit value at end of period     $14.736          $13.143          $11.113
Number of accumulation units outstanding
 at end of period (in thousands)                  13                7                6
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.654               --               --
Accumulation unit value at end of period     $16.405               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.061           $7.265           $7.162
Accumulation unit value at end of period     $14.607          $13.061           $7.265
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.550          $12.345          $12.382
Accumulation unit value at end of period     $16.256          $14.550          $12.345
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $12.963          $11.021          $11.054
Accumulation unit value at end of period     $14.454          $12.963          $11.021
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.344          $12.219          $12.257
Accumulation unit value at end of period     $15.962          $14.344          $12.219
Number of accumulation units outstanding
 at end of period (in thousands)                  57               44                6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.703               --               --
Accumulation unit value at end of period     $17.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.683               --               --
Accumulation unit value at end of period     $17.436               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.669               --               --
Accumulation unit value at end of period     $17.404               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.655               --               --
Accumulation unit value at end of period     $17.373               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.628               --               --
Accumulation unit value at end of period     $17.309               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.601               --               --
Accumulation unit value at end of period     $17.246               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
TEMPLETON GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.428           $8.780           $8.701
Accumulation unit value at end of period     $12.228          $11.428           $8.780
Number of accumulation units outstanding
 at end of period (in thousands)                  25               21               26
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.332               --               --
Accumulation unit value at end of period     $12.107               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $6.922           $5.333           $5.283
Accumulation unit value at end of period      $7.388           $6.922           $5.333
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.205           $8.639           $8.562
Accumulation unit value at end of period     $11.947          $11.205           $8.639
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13               12

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $6.868           $5.305           $5.258
Accumulation unit value at end of period      $7.308           $6.868           $5.305
Number of accumulation units outstanding
 at end of period (in thousands)                  38                9                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.955           $8.480           $8.406
Accumulation unit value at end of period     $11.634          $10.955           $8.480
Number of accumulation units outstanding
 at end of period (in thousands)                  29               32                9
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.466               --               --
Accumulation unit value at end of period     $10.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.427               --               --
Accumulation unit value at end of period     $10.534               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.618               --               --
Accumulation unit value at end of period     $16.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  58               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.375               --               --
Accumulation unit value at end of period     $10.455               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.582               --               --
Accumulation unit value at end of period     $16.229               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.272               --               --
Accumulation unit value at end of period     $10.299               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.288               --               --
Accumulation unit value at end of period     $10.424               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.251               --               --
Accumulation unit value at end of period     $10.367               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.226               --               --
Accumulation unit value at end of period     $10.330               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.202           $7.253           $7.150
Accumulation unit value at end of period     $10.292           $9.202           $7.253
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.153           $7.229           $7.127
Accumulation unit value at end of period     $10.217           $9.153           $7.229
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.105           $7.206           $7.104
Accumulation unit value at end of period     $10.143           $9.105           $7.206
Number of accumulation units outstanding
 at end of period (in thousands)                  77               83                2
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.807               --               --
Accumulation unit value at end of period      $9.895               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.770               --               --
Accumulation unit value at end of period      $9.839               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $17.956               --               --
Accumulation unit value at end of period     $20.125               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.722               --               --
Accumulation unit value at end of period      $9.766               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $17.912               --               --
Accumulation unit value at end of period     $20.015               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.626               --               --
Accumulation unit value at end of period      $9.620               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.506           $5.959           $5.893
Accumulation unit value at end of period      $9.586           $8.506           $5.959
Number of accumulation units outstanding
 at end of period (in thousands)                  66               32                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.473               --               --
Accumulation unit value at end of period      $9.534               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.450           $5.934           $5.869
Accumulation unit value at end of period      $9.499           $8.450           $5.934
Number of accumulation units outstanding
 at end of period (in thousands)                  44               31               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.428           $5.925           $5.860
Accumulation unit value at end of period      $9.464           $8.428           $5.925
Number of accumulation units outstanding
 at end of period (in thousands)                  46               49                3
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.383           $5.905           $5.841
Accumulation unit value at end of period      $9.396           $8.383           $5.905
Number of accumulation units outstanding
 at end of period (in thousands)                  78               48                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.339           $5.886           $5.822
Accumulation unit value at end of period      $9.327           $8.339           $5.886
Number of accumulation units outstanding
 at end of period (in thousands)                 244              222               14
THE HARTFORD CAPITAL APPRECIATION II
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.999               --               --  (a)
Accumulation unit value at end of period     $11.883               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.996               --               --  (a)
Accumulation unit value at end of period     $11.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.994               --               --  (a)
Accumulation unit value at end of period     $11.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.992               --               --  (a)
Accumulation unit value at end of period     $11.848               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.988               --               --  (a)
Accumulation unit value at end of period     $11.828               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.984               --               --  (a)
Accumulation unit value at end of period     $11.808               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD CHECKS AND BALANCES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.531               --               --  (a)
Accumulation unit value at end of period     $11.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.528               --               --  (a)
Accumulation unit value at end of period     $11.092               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.526               --               --  (a)
Accumulation unit value at end of period     $11.082               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.524               --               --  (a)
Accumulation unit value at end of period     $11.073               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.520               --               --  (a)
Accumulation unit value at end of period     $11.054               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.516               --               --  (a)
Accumulation unit value at end of period     $11.036               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.995               --               --
Accumulation unit value at end of period     $10.988               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.953               --               --
Accumulation unit value at end of period     $10.926               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.631               --               --
Accumulation unit value at end of period     $14.948               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.899               --               --
Accumulation unit value at end of period     $10.844               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.597               --               --
Accumulation unit value at end of period     $14.867               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.790               --               --
Accumulation unit value at end of period     $10.683               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.882               --               --
Accumulation unit value at end of period     $10.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.843               --               --
Accumulation unit value at end of period     $10.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.817           $7.847           $7.758
Accumulation unit value at end of period     $10.797           $9.817           $7.847
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.791           $7.834           $7.745
Accumulation unit value at end of period     $10.757           $9.791           $7.834
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.740           $7.808           $7.720
Accumulation unit value at end of period     $10.679           $9.740           $7.808
Number of accumulation units outstanding
 at end of period (in thousands)                   8                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.688           $7.783           $7.695
Accumulation unit value at end of period     $10.602           $9.688           $7.783
Number of accumulation units outstanding
 at end of period (in thousands)                  36               46               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD DIVIDEND AND GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.858               --               --
Accumulation unit value at end of period      $9.933               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.066               --               --
Accumulation unit value at end of period      $9.031               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.263               --               --
Accumulation unit value at end of period     $18.190               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.022               --               --
Accumulation unit value at end of period      $8.963               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.223               --               --
Accumulation unit value at end of period     $18.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.677               --               --
Accumulation unit value at end of period      $9.657               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.052               --               --
Accumulation unit value at end of period      $9.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.020               --               --
Accumulation unit value at end of period      $9.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.999               --               --
Accumulation unit value at end of period      $9.284               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.977           $6.123           $5.983
Accumulation unit value at end of period      $9.251           $7.977           $6.123
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.935           $6.103           $5.964
Accumulation unit value at end of period      $9.183           $7.935           $6.103
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.893           $6.083           $5.945
Accumulation unit value at end of period      $9.117           $7.893           $6.083
Number of accumulation units outstanding
 at end of period (in thousands)                  29               24                1
THE HARTFORD EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.885               --               --(a)
Accumulation unit value at end of period     $11.544               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.882               --               --(a)
Accumulation unit value at end of period     $11.530               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.880               --               --(a)
Accumulation unit value at end of period     $11.520               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.878               --               --(a)
Accumulation unit value at end of period     $11.510               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.874               --               --(a)
Accumulation unit value at end of period     $11.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.870               --               --(a)
Accumulation unit value at end of period     $11.471               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.042               --               --
Accumulation unit value at end of period     $10.289               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.005               --               --
Accumulation unit value at end of period     $10.231               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.658               --               --
Accumulation unit value at end of period     $17.773               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.955               --               --
Accumulation unit value at end of period     $10.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.619               --               --
Accumulation unit value at end of period     $17.676               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.857               --               --
Accumulation unit value at end of period     $10.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.809               --               --
Accumulation unit value at end of period     $10.047               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.774               --               --
Accumulation unit value at end of period      $9.992               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.751               --               --
Accumulation unit value at end of period      $9.956               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.727           $6.816           $6.691
Accumulation unit value at end of period      $9.920           $8.727           $6.816
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.681           $6.794           $6.670
Accumulation unit value at end of period      $9.848           $8.681           $6.794
Number of accumulation units outstanding
 at end of period (in thousands)                   9                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.635           $6.771           $6.648
Accumulation unit value at end of period      $9.776           $8.635           $6.771
Number of accumulation units outstanding
 at end of period (in thousands)                  70               60                2

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.778               --               --
Accumulation unit value at end of period     $10.231               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.742               --               --
Accumulation unit value at end of period     $10.173               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.081               --               --
Accumulation unit value at end of period     $18.696               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.694               --               --
Accumulation unit value at end of period     $10.097               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.042               --               --
Accumulation unit value at end of period     $18.594               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.598               --               --
Accumulation unit value at end of period      $9.947               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD INFLATION PLUS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.024               --               --
Accumulation unit value at end of period     $11.611               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.010               --               --
Accumulation unit value at end of period     $11.579               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.001               --               --
Accumulation unit value at end of period     $11.558               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.992               --               --
Accumulation unit value at end of period     $11.537               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.974               --               --
Accumulation unit value at end of period     $11.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.956               --               --
Accumulation unit value at end of period     $11.453               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.254               --               --
Accumulation unit value at end of period     $10.547               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.215               --               --
Accumulation unit value at end of period     $10.487               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.837               --               --
Accumulation unit value at end of period     $12.120               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.165               --               --
Accumulation unit value at end of period     $10.409               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.831               --               --
Accumulation unit value at end of period     $12.089               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.064               --               --
Accumulation unit value at end of period     $10.254               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MIDCAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $11.188               --               --(a)
Accumulation unit value at end of period     $12.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.185               --               --(a)
Accumulation unit value at end of period     $12.087               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.183               --               --  (a)
Accumulation unit value at end of period     $12.077               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.181               --               --  (a)
Accumulation unit value at end of period     $12.066               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.177               --               --  (a)
Accumulation unit value at end of period     $12.046               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.173               --               --  (a)
Accumulation unit value at end of period     $12.026               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD SMALL COMPANY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.017               --               --
Accumulation unit value at end of period      $9.832               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.984               --               --
Accumulation unit value at end of period      $9.777               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.485               --               --
Accumulation unit value at end of period     $20.168               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.940               --               --
Accumulation unit value at end of period      $9.704               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.445               --               --
Accumulation unit value at end of period     $20.058               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.853               --               --
Accumulation unit value at end of period      $9.559               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.724               --               --
Accumulation unit value at end of period     $10.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.684               --               --
Accumulation unit value at end of period     $10.870               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.570               --               --
Accumulation unit value at end of period     $16.338               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.631               --               --
Accumulation unit value at end of period     $10.789               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.534               --               --
Accumulation unit value at end of period     $16.249               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.525               --               --
Accumulation unit value at end of period     $10.628               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.539               --               --
Accumulation unit value at end of period     $10.739               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.501               --               --
Accumulation unit value at end of period     $10.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.476               --               --
Accumulation unit value at end of period     $10.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.451           $7.447           $7.328
Accumulation unit value at end of period     $10.602           $9.451           $7.447
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.401           $7.423           $7.305
Accumulation unit value at end of period     $10.525           $9.401           $7.423
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.351           $7.399           $7.281
Accumulation unit value at end of period     $10.449           $9.351           $7.399
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               --
THE HARTFORD TARGET RETIREMENT 2015 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.795               --               --
Accumulation unit value at end of period     $16.695               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.777               --               --
Accumulation unit value at end of period     $16.649               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.764               --               --
Accumulation unit value at end of period     $16.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $14.752               --               --
Accumulation unit value at end of period     $16.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $14.728               --               --
Accumulation unit value at end of period     $16.529               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $14.704               --               --
Accumulation unit value at end of period     $16.468               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
THE HARTFORD TARGET RETIREMENT 2015 FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.245               --               --
Accumulation unit value at end of period     $14.960               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.226               --               --
Accumulation unit value at end of period     $14.916               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.213               --               --
Accumulation unit value at end of period     $14.887               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.201               --               --
Accumulation unit value at end of period     $14.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.175          $10.646               --
Accumulation unit value at end of period     $14.800          $13.175               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.150          $10.639               --
Accumulation unit value at end of period     $14.742          $13.150               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.253               --               --
Accumulation unit value at end of period     $10.500               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.215               --               --
Accumulation unit value at end of period     $10.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.248               --               --
Accumulation unit value at end of period     $17.260               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.164               --               --
Accumulation unit value at end of period     $10.363               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.211               --               --
Accumulation unit value at end of period     $17.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.064               --               --
Accumulation unit value at end of period     $10.209               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.031               --               --
Accumulation unit value at end of period     $10.250               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.996               --               --
Accumulation unit value at end of period     $10.195               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.972               --               --
Accumulation unit value at end of period     $10.158               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.948           $6.945           $6.830
Accumulation unit value at end of period     $10.121           $8.948           $6.945
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.901           $6.922           $6.808
Accumulation unit value at end of period     $10.047           $8.901           $6.922
Number of accumulation units outstanding
 at end of period (in thousands)                   6               39                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.854           $6.900           $6.786
Accumulation unit value at end of period      $9.974           $8.854           $6.900
Number of accumulation units outstanding
 at end of period (in thousands)                  53               25               --
THE HARTFORD TARGET RETIREMENT 2025 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $15.442               --               --
Accumulation unit value at end of period     $17.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $15.423               --               --
Accumulation unit value at end of period     $17.424               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $15.410               --               --
Accumulation unit value at end of period     $17.393               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $15.398               --               --
Accumulation unit value at end of period     $17.361               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $15.372               --               --
Accumulation unit value at end of period     $17.298               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $15.347               --               --
Accumulation unit value at end of period     $17.235               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
THE HARTFORD TARGET RETIREMENT 2025 FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $13.492               --               --
Accumulation unit value at end of period     $15.280               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.472               --               --
Accumulation unit value at end of period     $15.235               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.460               --               --
Accumulation unit value at end of period     $15.206               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.447               --               --
Accumulation unit value at end of period     $15.176               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.421          $10.701               --
Accumulation unit value at end of period     $15.117          $13.421               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.395          $10.695               --
Accumulation unit value at end of period     $15.057          $13.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.020               --               --
Accumulation unit value at end of period     $10.319               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.982               --               --
Accumulation unit value at end of period     $10.261               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                   $15.689               --               --
Accumulation unit value at end of
 period                                $17.904               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                    $8.933               --               --
Accumulation unit value at end of
 period                                $10.184               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                   $15.650               --               --
Accumulation unit value at end of
 period                                $17.806               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                    $8.835               --               --
Accumulation unit value at end of
 period                                $10.032               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 15               --               --
THE HARTFORD TARGET RETIREMENT
 2030 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                    $8.731               --               --
Accumulation unit value at end of
 period                                $10.001               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                    $8.696               --               --
Accumulation unit value at end of
 period                                 $9.946               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                    $8.673               --               --
Accumulation unit value at end of
 period                                 $9.910               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                    $8.650           $6.760           $6.634
Accumulation unit value at end of
 period                                 $9.874           $8.650           $6.760
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                    $8.605           $6.737           $6.613
Accumulation unit value at end of
 period                                 $9.802           $8.605           $6.737
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3                3                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                    $8.559           $6.715           $6.592
Accumulation unit value at end of
 period                                 $9.731           $8.559           $6.715
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 86               57                1

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT
 2035 FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                   $16.175               --               --
Accumulation unit value at end of
 period                                $18.518               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $16.155               --               --
Accumulation unit value at end of
 period                                $18.467               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                   $16.142               --               --
Accumulation unit value at end of
 period                                $18.433               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $16.129               --               --
Accumulation unit value at end of
 period                                $18.400               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                   $16.102               --               --
Accumulation unit value at end of
 period                                $18.333               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $16.076               --               --
Accumulation unit value at end of
 period                                $18.266               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 12               --               --
THE HARTFORD TARGET RETIREMENT
 2035 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                   $13.821               --               --
Accumulation unit value at end of
 period                                $15.839               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $13.801               --               --
Accumulation unit value at end of
 period                                $15.792               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                   $13.788               --               --
Accumulation unit value at end of
 period                                $15.761               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $13.775               --               --
Accumulation unit value at end of
 period                                $15.730               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2010             2009             2008
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                   $13.748          $10.710               --
Accumulation unit value at end of
 period                                $15.669          $13.748               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $13.722          $10.704               --
Accumulation unit value at end of
 period                                $15.608          $13.722               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1               --               --
THE HARTFORD TARGET RETIREMENT
 2040 FUND -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                   $16.462               --               --
Accumulation unit value at end of
 period                                $18.960               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $16.441               --               --
Accumulation unit value at end of
 period                                $18.908               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at
 beginning of period                   $16.428               --               --
Accumulation unit value at end of
 period                                $18.874               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at
 beginning of period                   $16.414               --               --
Accumulation unit value at end of
 period                                $18.840               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at
 beginning of period                   $16.387               --               --
Accumulation unit value at end of
 period                                $18.771               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at
 beginning of period                   $16.360               --               --
Accumulation unit value at end of
 period                                $18.703               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4               --               --
THE HARTFORD TARGET RETIREMENT
 2040 FUND -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at
 beginning of period                   $13.914               --               --
Accumulation unit value at end of
 period                                $16.042               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at
 beginning of period                   $13.894               --               --
Accumulation unit value at end of
 period                                $15.995               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.881               --               --
Accumulation unit value at end of period     $15.963               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.868               --               --
Accumulation unit value at end of period     $15.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.841          $10.750               --
Accumulation unit value at end of period     $15.870          $13.841               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.815          $10.744               --
Accumulation unit value at end of period     $15.808          $13.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.708               --               --
Accumulation unit value at end of period     $19.243               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.687               --               --
Accumulation unit value at end of period     $19.191               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.673               --               --
Accumulation unit value at end of period     $19.156               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.660               --               --
Accumulation unit value at end of period     $19.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.632               --               --
Accumulation unit value at end of period     $19.051               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.605               --               --
Accumulation unit value at end of period     $18.982               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
 -- CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.037               --               --
Accumulation unit value at end of period     $16.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.017               --               --
Accumulation unit value at end of period     $16.136               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $14.004               --               --
Accumulation unit value at end of period     $16.104               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.990               --               --
Accumulation unit value at end of period     $16.073               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.964          $10.765               --
Accumulation unit value at end of period     $16.010          $13.964               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.937          $10.758               --
Accumulation unit value at end of period     $15.947          $13.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
 -- CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.683               --               --
Accumulation unit value at end of period     $19.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.662               --               --
Accumulation unit value at end of period     $19.164               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.649               --               --
Accumulation unit value at end of period     $19.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.635               --               --
Accumulation unit value at end of period     $19.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.608               --               --
Accumulation unit value at end of period     $19.025               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.580               --               --
Accumulation unit value at end of period     $18.955               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.016               --               --
Accumulation unit value at end of period     $16.148               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $13.996               --               --
Accumulation unit value at end of period     $16.101               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.983               --               --
Accumulation unit value at end of period     $16.069               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.969               --               --
Accumulation unit value at end of period     $16.038               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.942          $10.765               --
Accumulation unit value at end of period     $15.975          $13.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.916          $10.758               --
Accumulation unit value at end of period     $15.913          $13.916               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.789               --               --
Accumulation unit value at end of period     $11.468               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.744               --               --
Accumulation unit value at end of period     $11.403               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $11.233               --               --
Accumulation unit value at end of period     $11.911               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.685               --               --
Accumulation unit value at end of period     $11.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $11.206               --               --
Accumulation unit value at end of period     $11.846               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.568               --               --
Accumulation unit value at end of period     $11.149               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R5
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.820               --               --
Accumulation unit value at end of period     $11.523               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.777               --               --
Accumulation unit value at end of period     $11.460               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.748               --               --
Accumulation unit value at end of period     $11.418               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.720               --               --
Accumulation unit value at end of period     $11.377               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.663               --               --
Accumulation unit value at end of period     $11.294               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.607               --               --
Accumulation unit value at end of period     $11.212               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
THE HARTFORD VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.883               --               --(a)
Accumulation unit value at end of period     $11.329               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.880               --               --(a)
Accumulation unit value at end of period     $11.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.878               --               --(a)
Accumulation unit value at end of period     $11.305               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.876               --               --(a)
Accumulation unit value at end of period     $11.296               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.872               --               --(a)
Accumulation unit value at end of period     $11.277               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.868               --               --(a)
Accumulation unit value at end of period     $11.258               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $16.310               --               --
Accumulation unit value at end of period     $18.469               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $16.290               --               --
Accumulation unit value at end of period     $18.419               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $16.277               --               --
Accumulation unit value at end of period     $18.385               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $16.264               --               --
Accumulation unit value at end of period     $18.351               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
-------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $16.237               --               --
Accumulation unit value at end of period     $18.285               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $16.210               --               --
Accumulation unit value at end of period     $18.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
THORNBURG VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $18.700               --               --
Accumulation unit value at end of period     $20.328               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $18.677               --               --
Accumulation unit value at end of period     $20.272               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $18.661               --               --
Accumulation unit value at end of period     $20.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $18.646               --               --
Accumulation unit value at end of period     $20.199               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $18.615               --               --
Accumulation unit value at end of period     $20.125               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $18.585               --               --
Accumulation unit value at end of period     $20.052               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $9.454               --               --
Accumulation unit value at end of period     $11.432               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.430               --               --
Accumulation unit value at end of period     $11.386               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $9.414           $7.139           $6.968
Accumulation unit value at end of period     $11.356           $9.414           $7.139
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.399           $7.134           $6.964
Accumulation unit value at end of period     $11.325           $9.399           $7.134
Number of accumulation units outstanding
 at end of period (in thousands)                  41               25               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $9.367               --               --
Accumulation unit value at end of period     $11.265               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.336           $7.115           $6.946
Accumulation unit value at end of period     $11.205           $9.336           $7.115
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
VICTORY SPECIAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.454               --               --
Accumulation unit value at end of period     $12.517               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.385               --               --
Accumulation unit value at end of period     $12.414               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.205               --               --
Accumulation unit value at end of period      $8.605               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.292               --               --
Accumulation unit value at end of period     $12.280               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.149               --               --
Accumulation unit value at end of period      $8.512               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.110               --               --
Accumulation unit value at end of period     $12.014               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $19.897               --               --
Accumulation unit value at end of period     $24.194               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $19.872               --               --
Accumulation unit value at end of period     $24.128               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $19.856               --               --
Accumulation unit value at end of period     $24.084               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $19.840               --               --
Accumulation unit value at end of period     $24.040               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $19.807               --               --
Accumulation unit value at end of period     $23.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $19.774               --               --
Accumulation unit value at end of period     $23.866               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $14.019               --               --
Accumulation unit value at end of period     $14.375               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $14.002               --               --
Accumulation unit value at end of period     $14.336               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $13.990               --               --
Accumulation unit value at end of period     $14.310               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $13.979               --               --
Accumulation unit value at end of period     $14.284               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $13.956               --               --
Accumulation unit value at end of period     $14.232               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $13.933               --               --
Accumulation unit value at end of period     $14.180               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
HARTFORD ADVISERS HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.853               --               --
Accumulation unit value at end of period      $9.853               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.201               --               --
Accumulation unit value at end of period     $11.337               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.799               --               --
Accumulation unit value at end of period      $9.769               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.129               --               --
Accumulation unit value at end of period     $11.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.736           $6.792           $6.707
Accumulation unit value at end of period      $9.669           $8.736           $6.792
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.985           $7.780           $7.683
Accumulation unit value at end of period     $11.031           $9.985           $7.780
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.019               --               --
Accumulation unit value at end of period      $9.077               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.283               --               --
Accumulation unit value at end of period     $10.492               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.972               --               --
Accumulation unit value at end of period      $9.001               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.217               --               --
Accumulation unit value at end of period     $10.397               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.916               --               --
Accumulation unit value at end of period      $8.911               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.086           $7.341           $7.167
Accumulation unit value at end of period     $10.208           $9.086           $7.341
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.445               --               --
Accumulation unit value at end of period      $9.490               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $10.266               --               --
Accumulation unit value at end of period     $11.519               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.394           $6.800           $6.633
Accumulation unit value at end of period      $9.409           $8.394           $6.800
Number of accumulation units outstanding
 at end of period (in thousands)                  19               11               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $10.193           $8.266           $8.063
Accumulation unit value at end of period     $11.414          $10.193           $8.266
Number of accumulation units outstanding
 at end of period (in thousands)                  25               14               12
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.333           $6.771           $6.605
Accumulation unit value at end of period      $9.313           $8.333           $6.771
Number of accumulation units outstanding
 at end of period (in thousands)                  46                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $10.049           $8.182           $7.982
Accumulation unit value at end of period     $11.208          $10.049           $8.182
Number of accumulation units outstanding
 at end of period (in thousands)                  97              112               47

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.198               --               --
Accumulation unit value at end of period      $8.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $8.874               --               --
Accumulation unit value at end of period     $10.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.156               --               --
Accumulation unit value at end of period      $8.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $8.811               --               --
Accumulation unit value at end of period      $9.957               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.106               --               --
Accumulation unit value at end of period      $8.014               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.686           $6.501           $6.354
Accumulation unit value at end of period      $9.777           $8.686           $6.501
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
HARTFORD GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.452               --               --
Accumulation unit value at end of period     $10.013               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.659               --               --
Accumulation unit value at end of period     $11.427               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.401           $6.321           $6.252
Accumulation unit value at end of period      $9.928           $8.401           $6.321
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.591               --               --
Accumulation unit value at end of period     $11.323               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.340           $6.294           $6.226
Accumulation unit value at end of period      $9.827           $8.340           $6.294
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.455           $7.150           $7.073
Accumulation unit value at end of period     $11.118           $9.455           $7.150
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.771               --               --
Accumulation unit value at end of period      $9.068               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  64               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period     $11.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.724               --               --
Accumulation unit value at end of period      $8.991               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.879           $7.706           $7.589
Accumulation unit value at end of period     $11.487           $9.879           $7.706
Number of accumulation units outstanding
 at end of period (in thousands)                  27               28               22
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.669           $5.994           $5.903
Accumulation unit value at end of period      $8.899           $7.669           $5.994
Number of accumulation units outstanding
 at end of period (in thousands)                  26               13                4
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.739           $7.628           $7.512
Accumulation unit value at end of period     $11.280           $9.739           $7.628
Number of accumulation units outstanding
 at end of period (in thousands)                  81               75               26
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.208               --               --
Accumulation unit value at end of period      $9.347               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.193               --               --
Accumulation unit value at end of period     $10.454               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.875               --               --
Accumulation unit value at end of period      $8.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.128               --               --
Accumulation unit value at end of period     $10.359               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.818               --               --
Accumulation unit value at end of period      $8.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $8.999           $7.242           $7.113
Accumulation unit value at end of period     $10.171           $8.999           $7.242
Number of accumulation units outstanding
 at end of period (in thousands)                  15               14                5
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $8.647               --               --
Accumulation unit value at end of period      $9.826               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.409               --               --
Accumulation unit value at end of period     $12.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $8.595               --               --
Accumulation unit value at end of period      $9.742               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.328           $8.582           $8.328
Accumulation unit value at end of period     $12.827          $11.328           $8.582
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3                2
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $8.533           $6.477           $6.286
Accumulation unit value at end of period      $9.643           $8.533           $6.477
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.168           $8.494           $8.244
Accumulation unit value at end of period     $12.595          $11.168           $8.494
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.992               --               --
Accumulation unit value at end of period      $9.848               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $7.963               --               --
Accumulation unit value at end of period      $9.797               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.944           $6.204           $6.036
Accumulation unit value at end of period      $9.764           $7.944           $6.204
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $7.924           $6.195           $6.027
Accumulation unit value at end of period      $9.730           $7.924           $6.195
Number of accumulation units outstanding
 at end of period (in thousands)                  15               19               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.886           $6.177           $6.011
Accumulation unit value at end of period      $9.664           $7.886           $6.177
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $7.848           $6.160           $5.994
Accumulation unit value at end of period      $9.598           $7.848           $6.160
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                       $7.844               --               --
Accumulation unit value at end of period      $8.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                       $9.443               --               --
Accumulation unit value at end of period     $10.743               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                       $7.797               --               --
Accumulation unit value at end of period      $8.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                       $9.376           $6.697           $6.590
Accumulation unit value at end of period     $10.645           $9.376           $6.697
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2010             2009             2008
--------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                       $7.741               --               --
Accumulation unit value at end of period      $8.772               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                       $9.243           $6.629           $6.524
Accumulation unit value at end of period     $10.453           $9.243           $6.629
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4                2
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning of
 period                                      $10.775               --               --
Accumulation unit value at end of period     $11.499               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning of
 period                                      $11.307               --               --
Accumulation unit value at end of period     $12.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.75%
Accumulation unit value at beginning of
 period                                      $10.794           $9.480           $9.433
Accumulation unit value at end of period     $11.490          $10.794           $9.480
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning of
 period                                      $11.227           $9.869           $9.822
Accumulation unit value at end of period     $11.939          $11.227           $9.869
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               20
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.05%
Accumulation unit value at beginning of
 period                                      $10.716           $9.439           $9.394
Accumulation unit value at end of period     $11.373          $10.716           $9.439
Number of accumulation units outstanding
 at end of period (in thousands)                   6               28                1
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 1.25%
Accumulation unit value at beginning of
 period                                      $11.068           $9.769           $9.723
Accumulation unit value at end of period     $11.723          $11.068           $9.769
Number of accumulation units outstanding
 at end of period (in thousands)                  67               47               12


(a)  Inception Date May 1, 2010

(b) The difference in accumulation unit values reflect different pricing methodiologies at the time of contract purchase by the corporate and government lines of business.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.


Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your plan.


Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6775-4) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                   [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS STATE OF CONNECTICUT

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-   Hartford Advisers HLS Fund -- Class IA
-   Hartford Capital Appreciation HLS Fund -- Class IA
-   Hartford Dividend and Growth HLS Fund -- Class IA
-   Hartford Index HLS Fund -- Class IA
-   Hartford MidCap HLS Fund -- Class IA
-   Hartford Small Company HLS Fund -- Class IA
-   Hartford Stock HLS Fund -- Class IA
-   Hartford Total Return Bond HLS Fund -- Class IA
-   Invesco Diversified Dividend Fund -- Investor Class
-   Invesco Financial Services Fund -- Investor Class*
-   Invesco Leisure Fund -- Investor Class
-   Invesco Small Cap Growth Fund -- Investor Class
-   Invesco Van Kampen Equity and Income Fund -- Class A
-   Janus Worldwide Fund -- Class S
-   Massachusetts Investors Growth Stock Fund -- Class A
-   MFS(R) Core Equity Fund -- Class A
-   MFS(R) Mid Cap Growth Fund -- Class A
-   MFS(R) Value Fund -- Class A
-   Mutual Shares Fund -- Class A
-   Templeton Foreign Fund -- Class A




* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Fund will merge into the following surviving Fund:



                     UNDERLYING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Invesco Financial Services Fund -- Investor Class           Invesco Diversified Dividend Fund -- Investor Class


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional

Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLE                                                                 6
SUMMARY                                                                  14
PERFORMANCE RELATED INFORMATION                                          17
HARTFORD LIFE INSURANCE COMPANY                                          17
THE SEPARATE ACCOUNT                                                     18
THE FUNDS                                                                18
GENERAL ACCOUNT OPTION                                                   22
CONTRACT CHARGES                                                         22
 Contingent Deferred Sales Charge                                        22
 Annual Maintenance Fee                                                  23
 Is there ever a time when the Contingent Deferred Sales Charge          23
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    24
 Loan Fees                                                               25
 Premium Taxes                                                           25
 Transfer Fee                                                            25
 Experience Rating under the Contracts                                   25
 Negotiated Charges and Fees                                             26
 Charges of the Funds                                                    26
 Plan Related Expenses                                                   26
THE CONTRACTS                                                            26
 The Contracts Offered                                                   26
 Assignments                                                             26
 Pricing and Crediting of Contributions                                  26
 May I cancel my certificate?                                            27
 What is a Surrender Charge Offset?                                      27
 May I make changes in the amounts of my Contribution?                   27
 Can you transfer from one Sub-Account to another?                       27
 What is a Sub-Account Transfer?                                         27
 What Happens When you Request a Sub-Account Transfer?                   27
 What Restrictions Are There on your Ability to Make a                   28
  Sub-Account Transfer?
 Fund Trading Policies                                                   29
 How are you affected by frequent Sub-Account Transfers?                 29
 General Account Option Transfers                                        30
 Telephone and Internet Transfers                                        30
 Dollar Cost Averaging                                                   31
 May I request a loan from my Participant Account?                       31
 How do I know what my Participant Account is worth?                     31
 How are the underlying Fund shares valued?                              32
DEATH BENEFITS                                                           33
 Determination of the Beneficiary                                        33
 Death before the Annuity Commencement Date                              33
 Calculation of the death benefit                                        33
 Death on or after the Annuity Commencement Date                         33
SETTLEMENT PROVISIONS                                                    34
 Can payment of the Surrender value ever be postponed beyond the         34
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      34
 How do I elect an Annuity Commencement Date and Annuity Payout          34
  Option?
 What is the minimum amount that I may select for an Annuity             35
  Payout?
 How are Contributions made to establish an Annuity Account?             35
 Can a Contract be suspended by a Contract Owner?                        35
 Annuity Payout Options                                                  35
 Systematic Withdrawal Option                                            36
 How are Variable Annuity Payouts determined?                            37
FEDERAL TAX CONSIDERATIONS                                               38
 A. General                                                              38
 B. Taxation of Hartford and the Separate Account                        38
 C. Diversification of the Separate Account                              39
 D. Tax Ownership of the Assets in the Separate Account                  39
 E. Non-Natural Persons as Owners                                        40
 F. Annuity Purchases by Nonresident Aliens and Foreign                  40
  Corporations
 G. Generation Skipping Transfer Tax                                     40
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     40
MORE INFORMATION                                                         49
 Can a Contract be modified?                                             49
 Can Hartford waive any rights under a Contract?                         49
 How Contracts Are Sold                                                  49
 Who is the custodian of the Separate Account's assets?                  51
 Are there any material legal proceedings affecting the Separate         51
  Account?
 How may I get additional information?                                   51
APPENDIX I -- ACCUMULATION UNIT VALUES                                   52
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                56

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under in a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

     BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                   MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF           EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)             ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 $0 to $3,499,999.99                                           1.25%
 $3,500,000.00 to $4,999,999.99                                1.05%
 $5,000,000.00 to $24,999,999.99                               0.85%
 $25,000,000.00 to $34,999,999.99                              0.75%
 $35,000,000.00 to $49,999,999.99                              0.65%
 $50,000,000.00 to $69,999,999.99                              0.50%
 $70,000,000.00 to $84,999,999.99                              0.35%
 $85,000,000.00 to $99,999,999.99                              0.15%
 $100,000,000.00 and over                                      0.00%

  AFTER ANNUITY COMMENCEMENT DATE:

                                                          MORTALITY AND
                                                        EXPENSE RISK AND
                                                      ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 All Participant Accounts                                       1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                MINIMUM      MAXIMUM
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             0.34%        1.70%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $806
3 years                                                                   $1,307
5 years                                                                   $1,814
10 years                                                                  $3,564



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $302
3 years                                                                     $982
5 years                                                                   $1,684
10 years                                                                  $3,534



     (3) If you do not Surrender your Contract:



1 year                                                                      $332
3 years                                                                   $1,012
5 years                                                                   $1,714
10 years                                                                  $3,564

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $785
3 years                                                                   $1,248
5 years                                                                   $1,714
10 years                                                                  $3,372



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $282
3 years                                                                     $922
5 years                                                                   $1,584
10 years                                                                  $3,342



     (3) If you do not Surrender your Contract:



1 year                                                                      $312
3 years                                                                     $952
5 years                                                                   $1,614
10 years                                                                  $3,372



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $765
3 years                                                                   $1,188
5 years                                                                   $1,613
10 years                                                                  $3,175



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $261
3 years                                                                     $861
5 years                                                                   $1,483
10 years                                                                  $3,145



     (3) If you do not Surrender your Contract:



1 year                                                                      $291
3 years                                                                     $891
5 years                                                                   $1,513
10 years                                                                  $3,175

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $755
3 years                                                                   $1,158
5 years                                                                   $1,562
10 years                                                                  $3,076



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $251
3 years                                                                     $830
5 years                                                                   $1,432
10 years                                                                  $3,046



     (3) If you do not Surrender your Contract:



1 year                                                                      $281
3 years                                                                     $860
5 years                                                                   $1,462
10 years                                                                  $3,076



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $744
3 years                                                                   $1,128
5 years                                                                   $1,511
10 years                                                                  $2,975



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $241
3 years                                                                     $799
5 years                                                                   $1,381
10 years                                                                  $2,945



     (3) If you do not Surrender your Contract:



1 year                                                                      $271
3 years                                                                     $829
5 years                                                                   $1,411
10 years                                                                  $2,975

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $729
3 years                                                                   $1,083
5 years                                                                   $1,434
10 years                                                                  $2,822



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $226
3 years                                                                     $753
5 years                                                                   $1,304
10 years                                                                  $2,792



     (3) If you do not Surrender your Contract:



1 year                                                                      $256
3 years                                                                     $783
5 years                                                                   $1,334
10 years                                                                  $2,822



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $714
3 years                                                                   $1,037
5 years                                                                   $1,357
10 years                                                                  $2,667



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $210
3 years                                                                     $707
5 years                                                                   $1,227
10 years                                                                  $2,637



     (3) If you do not Surrender your Contract:



1 year                                                                      $240
3 years                                                                     $737
5 years                                                                   $1,257
10 years                                                                  $2,667

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $693
3 years                                                                     $975
5 years                                                                   $1,253
10 years                                                                  $2,456



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $190
3 years                                                                     $645
5 years                                                                   $1,123
10 years                                                                  $2,426



     (3) If you do not Surrender your Contract:



1 year                                                                      $220
3 years                                                                     $675
5 years                                                                   $1,153
10 years                                                                  $2,456



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $678
3 years                                                                     $928
5 years                                                                   $1,174
10 years                                                                  $2,296



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $174
3 years                                                                     $598
5 years                                                                   $1,044
10 years                                                                  $2,266



     (3) If you do not Surrender your Contract:



1 year                                                                      $204
3 years                                                                     $628
5 years                                                                   $1,074
10 years                                                                  $2,296


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 Invesco Diversified Dividend Fund --     Long-term growth of capital               Invesco Advisers, Inc.
  Investor Class
 Invesco Financial Services Fund --       Long-term growth of capital               Invesco Advisers, Inc.
  Investor Class*
 Invesco Leisure Fund -- Investor Class   Long-term growth of capital               Invesco Advisers, Inc.
 Invesco Small Cap Growth Fund --         Long-term growth of capital               Invesco Advisers, Inc.
  Investor Class

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Invesco Van Kampen Equity and Income     To seek the highest possible income       Invesco Advisers, Inc.
  Fund -- Class A                         consistent with safety of principal.
                                          Long term growth of capital is an
                                          important secondary investment objective
 Janus Worldwide Fund -- Class S**        Seeks long-term growth of capital in a    Janus Capital Management LLC
                                          manner consistent with preservation of
                                          capital
 Massachusetts Investors Growth Stock     Seeks capital appreciation                MFS Investment Management
  Fund -- Class A
 MFS(R) Core Equity Fund -- Class A       Seeks capital appreciation                MFS Investment Management
 MFS(R) Mid Cap Growth Fund -- Class A    Seeks capital appreciation                MFS Investment Management
 MFS(R) Value Fund -- Class A             Seeks capital appreciation                MFS Investment Management
 Mutual Shares Fund -- Class A            Capital appreciation, with income as a    Franklin Mutual Advisers, LLC
                                          secondary goal
 Templeton Foreign Fund -- Class A        Long-term growth of capital               Templeton Global Advisors Limited
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA   Seeks maximum long-term total return      HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Capital Appreciation HLS Fund   Seeks growth of capital                   HL Investment Advisors, LLC
  -- Class IA (a)                                                                   Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      HL Investment Advisors, LLC
  -- Class IA                             consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IA      Seeks to provide high current income,     HL Investment Advisors, LLC
                                          and long-term total return                Sub-advised by Hartford Investment
                                                                                    Management Company
 Hartford MidCap HLS Fund -- Class IA     Seeks long-term growth of capital         HL Investment Advisors, LLC
  (b)                                                                               Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Small Company HLS Fund --       Seeks growth of capital                   HL Investment Advisors, LLC
  Class IA                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Stock HLS Fund -- Class IA      Seeks long-term growth of capital         HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    HL Investment Advisors, LLC
  Class IA                                income as a secondary objective           Sub-advised by Hartford Investment
                                                                                    Management Company



* Pursuant to a Plan of Reorganization and upon shareholder approval, the Invesco Financial Services Fund -- Investor Class will be merged into the Invesco Diversified Dividend Fund -- Investor Class effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the Invesco Financial Services Fund -- Investor Class are hereby deleted.



** Effective May 16, 2011, the investment objective for the Janus Worldwide Fund -- Class S is deleted and replaced with "Seeks long-term growth of capital".

(a)  Closed to Contracts issued on or after 1/3/2005.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 8/16/2004.


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.67% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                                5%
During the Second Year                                               4%
During the Third Year                                                3%
During the Fourth Year                                               2%
During the Fifth Year                                                1%
During the Sixth Year and thereafter                                 0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                                1.25%
$3,500,000.00 to $4,999,999.99                                     1.05%
$5,000,000.00 to $24,999,999.99                                    0.85%
$25,000,000.00 to $34,999,999.99                                   0.75%
$35,000,000.00 to $49,999,999.99                                   0.65%
$50,000,000.00 to $69,999,999.99                                   0.50%
$70,000,000.00 to $84,999,999.99                                   0.35%
$85,000,000.00 to $99,999,999.99                                   0.15%
$100,000,000.00 and over                                           0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                   1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

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    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials., including the fees paid to distributors.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount

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of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

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    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a

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Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

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    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money

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out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrender or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX- SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2 ). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x    number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                    $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                         6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                   $856.87
 D.  Annuity Unit Value                                                                                          3.125
 E.  Number of monthly annuity units (C / D)                                                                   274.198
 F.  Assume annuity unit value for second month equal to                                                         2.897
 G.  Second monthly payment (F x E)                                                                            $794.35
 H.  Assume annuity unit value for third month equal to                                                          3.415
 I.  Third month payment (H x E)                                                                               $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7 indicates that, where interests in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     A. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain

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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     B. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

     C. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     D. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract

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Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement

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benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract,"

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based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     A. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

     In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     B. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in the Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.65%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
INVESCO FINANCIAL SERVICES FUND
Accumulation unit value at beginning
 of period                                  $5.439          $4.299         $10.887         $14.217         $12.305
Accumulation unit value at end of
 period                                     $5.975          $5.439          $4.299         $10.887         $14.217
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      4               5               5               6               6
INVESCO LEISURE FUND
Accumulation unit value at beginning
 of period                                 $11.094          $8.484         $14.911         $15.145         $12.272
Accumulation unit value at end of
 period                                    $13.407         $11.094          $8.484         $14.911         $15.145
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      7               8              10              12              16
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning
 of period                                  $9.366          $7.012         $11.523         $10.412              --
Accumulation unit value at end of
 period                                    $11.750          $9.366          $7.012         $11.523              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      6               7               7               8              --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at beginning
 of period                                 $13.898         $11.326         $15.156         $14.773         $13.214
Accumulation unit value at end of
 period                                    $15.519         $13.898         $11.326         $15.156         $14.773
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     61             106             101             103             129
JANUS WORLDWIDE FUND
Accumulation unit value at beginning
 of period                                 $12.113          $7.157         $13.027         $12.038         $10.362
Accumulation unit value at end of
 period                                    $14.062         $12.113          $7.157         $13.027         $12.038
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      1               2               3               4               4

                                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2005            2004            2003            2002
--------------------------------------  ----------------------------------------------------------
INVESCO FINANCIAL SERVICES FUND
Accumulation unit value at beginning
 of period                                 $11.765         $10.910          $8.480         $10.000
Accumulation unit value at end of
 period                                    $12.305         $11.765         $10.910          $8.480
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     24              20               6               5
INVESCO LEISURE FUND
Accumulation unit value at beginning
 of period                                 $12.506         $11.081          $8.559         $10.000
Accumulation unit value at end of
 period                                    $12.272         $12.506         $11.081          $8.559
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     43              34               7               4
INVESCO SMALL CAP GROWTH FUND
Accumulation unit value at beginning
 of period                                      --              --              --              --
Accumulation unit value at end of
 period                                         --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --              --              --              --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
Accumulation unit value at beginning
 of period                                 $12.336         $11.109          $9.153         $10.000
Accumulation unit value at end of
 period                                    $13.214         $12.336         $11.109          $9.153
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    173             122              52              36
JANUS WORLDWIDE FUND
Accumulation unit value at beginning
 of period                                  $9.833         $10.484          $7.829         $10.000
Accumulation unit value at end of
 period                                    $10.362          $9.833         $10.484          $7.829
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      9               9               7               3

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH
 STOCK FUND
Accumulation unit value at
 beginning of period                $10.614           $7.604          $12.140          $10.958          $10.262
Accumulation unit value at end
 of period                          $12.040          $10.614           $7.604          $12.140          $10.958
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2               31               22               17               15
MFS(R) CORE EQUITY FUND
Accumulation unit value at
 beginning of period                 $8.164           $6.187          $10.030          $10.000               --
Accumulation unit value at end
 of period                           $9.496           $8.164           $6.187          $10.030               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                           2                2                2                2               --
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at
 beginning of period                 $7.217           $5.129          $10.561           $9.709           $9.564
Accumulation unit value at end
 of period                           $9.227           $7.217           $5.129          $10.561           $9.709
Number of accumulation units
 outstanding at end of period
 (in thousands)                          20               19               24               26               27
MFS(R) VALUE FUND
Accumulation unit value at
 beginning of period                $13.262          $11.080          $16.608          $15.534          $12.957
Accumulation unit value at end
 of period                          $14.680          $13.262          $11.080          $16.608          $15.534
Number of accumulation units
 outstanding at end of period
 (in thousands)                          16               17               18               19               23
MUTUAL SHARES FUND
Accumulation unit value at
 beginning of period                $12.955          $10.200          $16.586          $16.213          $13.832
Accumulation unit value at end
 of period                          $14.340          $12.955          $10.200          $16.586          $16.213
Number of accumulation units
 outstanding at end of period
 (in thousands)                          42               49               41               43               39

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH
 STOCK FUND
Accumulation unit value at
 beginning of period                 $9.943           $9.129           $7.492          $10.000
Accumulation unit value at end
 of period                          $10.262           $9.943           $9.129           $7.492
Number of accumulation units
 outstanding at end of period
 (in thousands)                          18               14                9                6
MFS(R) CORE EQUITY FUND
Accumulation unit value at
 beginning of period                     --               --               --               --
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
MFS(R) MID CAP GROWTH FUND
Accumulation unit value at
 beginning of period                 $9.374           $8.243           $6.013          $10.000
Accumulation unit value at end
 of period                           $9.564           $9.374           $8.243           $6.013
Number of accumulation units
 outstanding at end of period
 (in thousands)                          43               33                4                3
MFS(R) VALUE FUND
Accumulation unit value at
 beginning of period                $12.277          $10.738           $8.667          $10.000
Accumulation unit value at end
 of period                          $12.957          $12.277          $10.738           $8.667
Number of accumulation units
 outstanding at end of period
 (in thousands)                          89               71               30               21
MUTUAL SHARES FUND
Accumulation unit value at
 beginning of period                $12.658          $11.226           $8.955          $10.000
Accumulation unit value at end
 of period                          $13.832          $12.658          $11.226           $8.955
Number of accumulation units
 outstanding at end of period
 (in thousands)                          71               56               15               10

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
Accumulation unit value at
 beginning of period                $16.971          $11.408          $21.299          $18.285          $15.346
Accumulation unit value at end
 of period                          $18.295          $16.971          $11.408          $21.299          $18.285
Number of accumulation units
 outstanding at end of period
 (in thousands)                          21               96               88              100              123
HARTFORD ADVISERS HLS FUND
Accumulation unit value at
 beginning of period                $11.530           $8.907          $13.115          $12.379          $11.255
Accumulation unit value at end
 of period                          $12.845          $11.530           $8.907          $13.115          $12.379
Number of accumulation units
 outstanding at end of period
 (in thousands)                           5                6                7               12               12
HARTFORD CAPTIAL APPRECIATION
 HLS FUND
Accumulation unit value at
 beginning of period                $18.233               --               --               --               --
Accumulation unit value at end
 of period                          $19.623               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          49               --               --               --               --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
Accumulation unit value at
 beginning of period                $13.467          $10.872          $16.196          $15.058          $12.593
Accumulation unit value at end
 of period                          $15.147          $13.467          $10.872          $16.196          $15.058
Number of accumulation units
 outstanding at end of period
 (in thousands)                          38              102               89               93               92
HARTFORD INDEX HLS FUND
Accumulation unit value at
 beginning of period                $10.780           $8.601          $13.766          $13.170          $11.482
Accumulation unit value at end
 of period                          $12.288          $10.780           $8.601          $13.766          $13.170
Number of accumulation units
 outstanding at end of period
 (in thousands)                          11               31               31               33               34

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
TEMPLETON FOREIGN FUND
Accumulation unit value at
 beginning of period                $13.961          $11.895           $9.173          $10.000
Accumulation unit value at end
 of period                          $15.346          $13.961          $11.895           $9.173
Number of accumulation units
 outstanding at end of period
 (in thousands)                          53               38               18               14
HARTFORD ADVISERS HLS FUND
Accumulation unit value at
 beginning of period                $10.564          $10.249           $8.706          $10.000
Accumulation unit value at end
 of period                          $11.255          $10.564          $10.249           $8.706
Number of accumulation units
 outstanding at end of period
 (in thousands)                         331              317              277              240
HARTFORD CAPTIAL APPRECIATION
 HLS FUND
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
Accumulation unit value at
 beginning of period                $11.962          $10.709           $8.501          $10.000
Accumulation unit value at end
 of period                          $12.593          $11.962          $10.709           $8.501
Number of accumulation units
 outstanding at end of period
 (in thousands)                         173              157              105               73
HARTFORD INDEX HLS FUND
Accumulation unit value at
 beginning of period                $11.059          $10.083           $7.920          $10.000
Accumulation unit value at end
 of period                          $11.482          $11.059          $10.083           $7.920
Number of accumulation units
 outstanding at end of period
 (in thousands)                         296              274              223              182

                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at
 beginning of period                $18.744               --               --               --               --
Accumulation unit value at end
 of period                          $20.705               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          28               --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at
 beginning of period                $14.907          $11.605          $19.666          $17.329          $15.243
Accumulation unit value at end
 of period                          $18.384          $14.907          $11.605          $19.666          $17.329
Number of accumulation units
 outstanding at end of period
 (in thousands)                          14               61               59               66               97
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period                $10.466           $7.443          $13.174          $12.520          $10.991
Accumulation unit value at end
 of period                          $11.938          $10.466           $7.443          $13.174          $12.520
Number of accumulation units
 outstanding at end of period
 (in thousands)                           1                3                4                5                6
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                $14.013          $12.264          $13.363          $12.850          $12.341
Accumulation unit value at end
 of period                          $14.968          $14.013          $12.264          $13.363          $12.850
Number of accumulation units
 outstanding at end of period
 (in thousands)                          37               93               87               79               63

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  ------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
Accumulation unit value at
 beginning of period                     --               --               --               --  (a)
Accumulation unit value at end
 of period                               --               --               --               --
Number of accumulation units
 outstanding at end of period
 (in thousands)                          --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at
 beginning of period                $12.679          $11.376           $7.346          $10.000
Accumulation unit value at end
 of period                          $15.243          $12.679          $11.376           $7.346
Number of accumulation units
 outstanding at end of period
 (in thousands)                          57               40                3                1
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period                $10.092           $9.751           $7.760          $10.000
Accumulation unit value at end
 of period                          $10.991          $10.092           $9.751           $7.760
Number of accumulation units
 outstanding at end of period
 (in thousands)                         177              175              165              123
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                $12.124          $11.664          $10.886          $10.000
Accumulation unit value at end
 of period                          $12.341          $12.124          $11.664          $10.886
Number of accumulation units
 outstanding at end of period
 (in thousands)                         160              141              104               77



(a) Inception Date April 9, 2010

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                            PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                  2
 Safekeeping of Assets                                               2
 Experts                                                             2
 Non-Participating                                                   2
 Misstatement of Age or Sex                                          2
 Principal Underwriter                                               2
 Additional Payments                                                 2
PERFORMANCE RELATED INFORMATION                                      4
 Total Return for all Sub-Accounts                                   4
 Yield for Sub-Accounts                                              4
 Money Market Sub-Accounts                                           4
 Additional Materials                                                5
 Performance Comparisons                                             5
FINANCIAL STATEMENTS                                               SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post-December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3572-12) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                 [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS CHICAGO PUBLIC SCHOOLS

    This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-     AllianceBernstein Small/Mid Cap Value Fund -- Class A
-     Allianz NFJ International Value Fund -- Class A
-     American Century Equity Income Fund -- Investor Class
-     American Funds Capital World Growth and Income Fund(SM) -- Class R3
-     American Funds The Growth Fund of America(R) Fund -- Class R3
-     American Funds The Income Fund of America(R) Fund -- Class R3
-     Baron Small Cap Fund
-     Calvert Equity Portfolio -- Class A
-     Davis New York Venture Fund -- Class A
-     Dreyfus Midcap Index Fund
-     Dreyfus Smallcap Stock Index Fund
-     Eaton Vance Income Fund of Boston -- Class A
-     Federated Short-Term Income Fund -- Institutional Service Class
-     Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
-     Fidelity(R) Advisor Value Strategies Fund -- Class T
-     Franklin Balance Sheet Investment Fund -- Class A
-     Goldman Sachs Small/Mid Cap Growth Fund -- Class A
-     Hartford Capital Appreciation HLS Fund -- Class IA
-     Hartford Dividend and Growth HLS Fund -- Class IA
-     Hartford Index HLS Fund -- Class IA
-     Hartford International Opportunities HLS Fund -- Class IA
-     Hartford MidCap HLS Fund -- Class IA
-     Hartford Money Market HLS Fund -- Class IA
-     Hartford Stock HLS Fund -- Class IA
-     Hartford Total Return Bond HLS Fund -- Class IA
-     Invesco Basic Value Fund -- Class A*
-     Invesco Real Estate Fund -- Class A
-     Invesco Technology Fund -- Investor Class
-     Invesco Van Kampen Equity and Income Fund -- Class A
-     Invesco Van Kampen Small Cap Value Fund -- Class A
-     Invesco Van Kampen Value Opportunities Fund -- Class A
-     Janus Balanced Fund -- Class S
-     Janus Forty Fund -- Class S
-     Janus Overseas Fund -- Class S
-     John Hancock Small Cap Equity Fund -- Class A
-     Keeley Small Cap Value Fund -- Class A
-     Lord Abbett Small-Cap Blend Fund -- Class A
-     Massachusetts Investors Growth Stock Fund -- Class A
-     MFS(R) Government Securities Fund -- Class R3
-     Munder Mid-Cap Core Growth Fund -- Class A
-     Oppenheimer International Bond Fund -- Class A
-     PIMCO Real Return Fund -- Class A
-     PIMCO Total Return Fund -- Class A
-     Putnam International Equity Fund -- Class A

-     The Oakmark International Small Cap Fund -- Class I
-     Thornburg International Value Fund -- Class R3
-     Victory Special Value Fund -- Class A
-     Wells Fargo Advantage Emerging Markets Equity Fund -- Class A




* Pending shareholder approval, effective on or about May 23, 2011, the following underlying Fund will merge into the following surviving Fund:



                   UNDERLYING FUND                                              SURVIVING FUND
-----------------------------------------------------------------------------------------------------------------------
Invesco Basic Value Fund -- Class A                     Invesco Van Kampen Value Opportunities Fund -- Class A


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.



    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLE                                                                 6
SUMMARY                                                                  14
PERFORMANCE RELATED INFORMATION                                          17
HARTFORD LIFE INSURANCE COMPANY                                          17
THE SEPARATE ACCOUNT                                                     18
THE FUNDS                                                                18
GENERAL ACCOUNT OPTION                                                   24
CONTRACT CHARGES                                                         24
 Contingent Deferred Sales Charge                                        24
 Annual Maintenance Fee                                                  25
 Is there ever a time when the Contingent Deferred Sales Charge          25
  or Annual Maintenance Fee do not apply?
 Mortality And Expense Risk And Administrative Charge                    26
 Loan Fees                                                               27
 Premium Taxes                                                           27
 Transfer Fee                                                            27
 Experience Rating under the Contracts                                   28
 Negotiated Charges and Fees                                             28
 Charges of the Funds                                                    28
 Plan Related Expenses                                                   28
THE CONTRACTS                                                            28
 The Contracts Offered                                                   28
 Assignments                                                             28
 Pricing and Crediting of Contributions                                  28
 May I cancel my certificate?                                            29
 What is a Surrender Charge Offset?                                      29
 May I make changes in the amounts of my Contribution?                   29
 Can you transfer from one Sub-Account to another?                       29
 What is a Sub-Account Transfer?                                         29
 What Happens When you Request a Sub-Account Transfer?                   29
 What Restrictions Are There on your Ability to Make a                   30
  Sub-Account Transfer?
 Fund Trading Policies                                                   31
 How are you affected by frequent Sub-Account Transfers?                 32
 General Account Option Transfers                                        32
 Telephone and Internet Transfers                                        32
 Dollar Cost Averaging                                                   33
 May I request a loan from my Participant Account?                       33
 How do I know what my Participant Account is worth?                     33
 How are the underlying Fund shares valued?                              34
DEATH BENEFITS                                                           35
 Determination of the Beneficiary                                        35
 Death before the Annuity Commencement Date                              35
 Calculation of the death benefit                                        35
 Death on or after the Annuity Commencement Date                         35
SETTLEMENT PROVISIONS                                                    36
 Can payment of the Surrender value ever be postponed beyond the         36
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      36
 How do I elect an Annuity Commencement Date and Annuity Payout          37
  Option?
 What is the minimum amount that I may select for an Annuity             37
  Payout?
 How are Contributions made to establish an Annuity Account?             37
 Can a Contract be suspended by a Contract Owner?                        37
 Annuity Payout Options                                                  37
 Systematic Withdrawal Option                                            38
 How are Variable Annuity Payouts determined?                            39
FEDERAL TAX CONSIDERATIONS                                               40
 A. General                                                              40
 B. Taxation of Hartford and the Separate Account                        41
 C. Diversification of the Separate Account                              41
 D. Tax Ownership of the Assets in the Separate Account                  41
 E. Non-Natural Persons as Owners                                        42
 F. Annuity Purchases by Nonresident Aliens and Foreign                  42
  Corporations
 G. Generation Skipping Transfer Tax                                     43
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     43
MORE INFORMATION                                                         51
 Can a Contract be modified?                                             51
 Can Hartford waive any rights under a Contract?                         51
 How Contracts Are Sold                                                  51
 Who is the custodian of the Separate Account's assets?                  53
 Are there any material legal proceedings affecting the Separate         53
  Account?
 How may I get additional information?                                   53
APPENDIX I -- ACCUMULATION UNIT VALUES                                   54
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                56

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                   MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF           EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)             ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 $0 to $3,499,999.99                                           1.25%
 $3,500,000.00 to $4,999,999.99                                1.05%
 $5,000,000.00 to $24,999,999.99                               0.85%
 $25,000,000.00 to $34,999,999.99                              0.75%
 $35,000,000.00 to $49,999,999.99                              0.65%
 $50,000,000.00 to $69,999,999.99                              0.50%
 $70,000,000.00 to $84,999,999.99                              0.35%
 $85,000,000.00 to $99,999,999.99                              0.15%
 $100,000,000.00 and over                                      0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                          MORTALITY AND
                                                        EXPENSE RISK AND
                                                      ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 All Participant Accounts                                      1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.84%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $820
3 years                                                                   $1,349
5 years                                                                   $1,883
10 years                                                                  $3,697



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $317
3 years                                                                   $1,025
5 years                                                                   $1,753
10 years                                                                  $3,667



     (3) If you do not Surrender your Contract:



1 year                                                                      $347
3 years                                                                   $1,055
5 years                                                                   $1,783
10 years                                                                  $3,697

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $800
3 years                                                                   $1,289
5 years                                                                   $1,784
10 years                                                                  $3,507



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $296
3 years                                                                     $964
5 years                                                                   $1,654
10 years                                                                  $3,477



     (3) If you do not Surrender your Contract:



1 year                                                                      $326
3 years                                                                     $994
5 years                                                                   $1,684
10 years                                                                  $3,507



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $779
3 years                                                                   $1,230
5 years                                                                   $1,683
10 years                                                                  $3,313



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $276
3 years                                                                     $903
5 years                                                                   $1,553
10 years                                                                  $3,283



     (3) If you do not Surrender your Contract:



1 year                                                                      $306
3 years                                                                     $933
5 years                                                                   $1,583
10 years                                                                  $3,313

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $769
3 years                                                                   $1,200
5 years                                                                   $1,633
10 years                                                                  $3,215



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $265
3 years                                                                     $873
5 years                                                                   $1,503
10 years                                                                  $3,185



     (3) If you do not Surrender your Contract:



1 year                                                                      $295
3 years                                                                     $903
5 years                                                                   $1,533
10 years                                                                  $3,215



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $759
3 years                                                                   $1,170
5 years                                                                   $1,582
10 years                                                                  $3,116



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $255
3 years                                                                     $842
5 years                                                                   $1,452
10 years                                                                  $3,086



     (3) If you do not Surrender your Contract:



1 year                                                                      $285
3 years                                                                     $872
5 years                                                                   $1,482
10 years                                                                  $3,116

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $743
3 years                                                                   $1,125
5 years                                                                   $1,506
10 years                                                                  $2,965



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $240
3 years                                                                     $796
5 years                                                                   $1,376
10 years                                                                  $2,935



     (3) If you do not Surrender your Contract:



1 year                                                                      $270
3 years                                                                     $826
5 years                                                                   $1,406
10 years                                                                  $2,965



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $728
3 years                                                                   $1,080
5 years                                                                   $1,429
10 years                                                                  $2,812



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $224
3 years                                                                     $750
5 years                                                                   $1,299
10 years                                                                  $2,782



     (3) If you do not Surrender your Contract:



1 year                                                                      $254
3 years                                                                     $780
5 years                                                                   $1,329
10 years                                                                  $2,812

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $707
3 years                                                                   $1,018
5 years                                                                   $1,326
10 years                                                                  $2,604



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $204
3 years                                                                     $688
5 years                                                                   $1,196
10 years                                                                  $2,574



     (3) If you do not Surrender your Contract:



1 year                                                                      $234
3 years                                                                     $718
5 years                                                                   $1,226
10 years                                                                  $2,604



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $692
3 years                                                                     $972
5 years                                                                   $1,248
10 years                                                                  $2,446



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $189
3 years                                                                     $642
5 years                                                                   $1,118
10 years                                                                  $2,416



     (3) If you do not Surrender your Contract:



1 year                                                                      $219
3 years                                                                     $672
5 years                                                                   $1,148
10 years                                                                  $2,446


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charges at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                        MORTALITY AND EXPENSE
                                                              RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT    ADMINISTRATIVE CHARGE
-------------------------------------------------------------------------------
$0 to $3,499,999.99                                              1.25%
$3,500,000.00 to $4,999,999.99                                   1.05%
$5,000,000.00 to $24,999,999.99                                  0.85%
$25,000,000.00 to $34,999,999.99                                 0.75%
$35,000,000.00 to $49,999,999.99                                 0.65%
$50,000,000.00 to $69,999,999.99                                 0.50%
$70,000,000.00 to $84,999,999.99                                 0.35%
$85,000,000.00 to $99,999,999.99                                 0.15%
$100,000,000.00 and over                                         0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve any life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583,

Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein Small/Mid Cap Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Allianz NFJ International Value Fund -- Class A   Long-term growth of capital and income  Allianz Global Investors Fund
                                                                                           Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Century Equity Income Fund -- Investor   The fund seeks current income. Capital  American Century Investment
  Class                                            appreciation is a secondary objective   Management, Inc.
 American Funds Capital World Growth and Income    Seeks to provide long-term growth of    Capital Research and Management
  Fund(SM) -- Class R3                             capital with current income by          Company
                                                   investing globally in established,
                                                   growing companies all over the world,
                                                   including the United States
 American Funds The Growth Fund of America(R)      Seeks to provide growth of capital      Capital Research and Management
  Fund -- Class R3                                                                         Company
 American Funds The Income Fund of America(R)      Seeks to provide current income and,    Capital Research and Management
  Fund -- Class R3                                 secondarily, growth of capital through  Company
                                                   a flexible mix of equity and debt
                                                   instruments
 Baron Small Cap Fund                              Seeks capital appreciation through      BAMCO, Inc.
                                                   investments primarily in securities of
                                                   small-sized companies
 Calvert Equity Portfolio -- Class A (1)           Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors
 Davis New York Venture Fund -- Class A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Dreyfus Midcap Index Fund                         Seeks to match S&P MidCap 400 Index     The Dreyfus Corporation
 Dreyfus Smallcap Stock Index Fund                 Seeks to match the S&P Small Cap 600    The Dreyfus Corporation
                                                   Index
 Eaton Vance Income Fund of Boston -- Class A      Provide as much current income as       Boston Management & Research
                                                   possible
 Federated Short-Term Income Fund --               Seeks and provide current income        Federated Investment Management
  Institutional Service Class                                                              Company
 Fidelity(R) Advisor Leveraged Company Stock Fund  Seeks capital appreciation              Fidelity Management & Research Company
  -- Class T
 Fidelity(R) Advisor Value Strategies Fund --      Seeks capital appreciation              Fidelity Management & Research Company
  Class T
 Franklin Balance Sheet Investment Fund -- Class   The Fund's investment goal is high      Franklin Advisory Services, LLC
  A (a)                                            total return, of which capital
                                                   appreciation and income are components
 Goldman Sachs Small/Mid Cap Growth Fund -- Class  Seeks long-term growth of capital       Goldman Sachs Asset Management, L.P.
  A

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco Basic Value Fund -- Class A*              Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Real Estate Fund -- Class A (b)           Total return through growth of capital  Invesco Advisers, Inc.
                                                   and current income
 Invesco Technology Fund -- Investor Class         Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Invesco Van Kampen Small Cap Value Fund -- Class  To seek capital appreciation            Invesco Advisers, Inc.
  A
 Invesco Van Kampen Value Opportunities Fund --    Seeks capital growth and income         Invesco Advisers, Inc.
  Class A
 Janus Balanced Fund -- Class S                    Seeks long-term capital growth,         Janus Capital Management LLC
                                                   consistent with preservation of
                                                   capital and balanced by current income
 Janus Forty Fund -- Class S                       Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Overseas Fund -- Class S                    Seeks long-term growth of capital       Janus Capital Management LLC
 John Hancock Small Cap Equity Fund -- Class A     Seeks capital appreciation              John Hancock Advisers, LLC
                                                                                           Sub-advised by John Hancock Asset
                                                                                           Management
 Keeley Small Cap Value Fund -- Class A            Seeks long-term capital appreciation    Keeley Asset Management Corp.
                                                   through investments in small
                                                   capitalization companies that we
                                                   believe are undervalued. Companies
                                                   generally have a market capitalization
                                                   below $3.5 billion at the time of
                                                   purchase
 Lord Abbett Small-Cap Blend Fund -- Class A       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Massachusetts Investors Growth Stock Fund --      Seeks capital appreciation              MFS Investment Management
  Class A
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 Munder Mid-Cap Core Growth Fund -- Class A        Provide long-term capital appreciation  Munder Capital Management
 Oppenheimer International Bond Fund -- Class A    Total return; as a secondary objective  OppenheimerFunds, Inc.
                                                   seeks income when consistent with
                                                   total return
 PIMCO Real Return Fund -- Class A                 Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
 PIMCO Total Return Fund -- Class A                Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam International Equity Fund -- Class A       Seeks capital appreciation              Putnam Investment Limited
                                                                                           Sub-advised by Putnam Advisory Company
 The Oakmark International Small Cap Fund --       Seeks long-term capital appreciation    Harris Associates L.P.
  Class I (c)
 Thornburg International Value Fund -- Class R3    Seeks long-term capital appreciation    Thornburg Investment Management, Inc.
 Victory Special Value Fund -- Class A             Long-term growth of capital and         Victory Capital Management, Inc.
                                                   dividend income
 Wells Fargo Advantage Emerging Markets Equity     Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC
  Fund -- Class A                                                                          Sub-advised by Wells Capital
                                                                                           Management, Inc.
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS Fund -- Class   Seeks growth of capital                 HL Investment Advisors, LLC
  IA (d)                                                                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford International Opportunities HLS Fund --  Seeks long-term growth of capital       HL Investment Advisors, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford MidCap HLS Fund -- Class IA (e)          Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Money Market HLS Fund -- Class IA**      Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Stock HLS Fund -- Class IA               Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* Pursuant to a Plan of Reorganization and upon shareholder approval, the Invesco Basic Value Fund -- Class A will be merged into the Invesco Van Kampen Value Opportunities Fund -- Class A effective as of the close of business of the New York Stock Exchange on or about May 23, 2011. If approved, all references to the Invesco Basic Value Fund -- Class A are hereby deleted.




** In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub- Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.




(a)  Closed to Contracts issued on or after 5/1/2004.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.

(c)  Closed to Contracts issued on or after 5/11/2002.



(d) Closed to Contracts issued on or after 1/3/2005.



(e) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 8/16/2004.



NOTES



(1)  Formerly Calvert Social Investment Fund Equity Portfolio -- Class A


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75%
of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


     For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.67% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate op-tion through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                  SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. If the actual aggregate level of Participant Accounts within the Contract is lesser than the anticipated level, we may increase the Mortality and Expense Risk and Administrative Charge on a going-forward basis. In no event will the charge exceed 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

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    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For
Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

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    If the application or other information accompanying the initial
Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to Valuation Days while we try to obtain complete information. If we cannot obtain the information within Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants

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allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved ov\er the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

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    There are two things that affect your Sub-Account value: (1) the number of
Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

     Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT. FOR CONTRACTS PURCHASED IN ILLINOIS, THE BENEFICIARY(IES) WILL RECEIVE THE VALUE OF YOUR PARTICIPANT ACCOUNT (LESS ANY APPLICABLE PREMIUM TAXES NOT ALREADY DEDUCTED) AS OF THE DATE WE RECEIVE DUE PROOF OF DEATH AT OUR ADMINISTRATIVE OFFICES.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX- SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                       Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity Payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue

Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

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G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different

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tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract

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and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be

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made to an Eligible Deferred Compensation Plan on behalf of a participant.
Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

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       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code
Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)


                                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2010             2009             2008             2007             2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
 FUND
Accumulation unit value at
 beginning of period                $14.526          $12.988          $16.303          $16.072          $13.502
Accumulation unit value at end
 of period                          $16.398          $14.526          $12.988          $16.303          $16.072
Number of accumulation units
 outstanding at end of period
 (in thousands)                          91              193              188              193              192
FEDERATED SHORT-TERM INCOME
 FUND
Accumulation unit value at
 beginning of period                $12.407          $11.263          $11.468          $11.056          $10.610
Accumulation unit value at end
 of period                          $12.831          $12.407          $11.263          $11.468          $11.056
Number of accumulation units
 outstanding at end of period
 (in thousands)                          24               43               13               12               13
FIDELITY(R) ADVISOR VALUE
 STRATEGIES FUND
Accumulation unit value at
 beginning of period                $13.180           $8.350          $17.231          $16.450          $14.277
Accumulation unit value at end
 of period                          $16.544          $13.180           $8.350          $17.231          $16.450
Number of accumulation units
 outstanding at end of period
 (in thousands)                          27               59               44               43               37
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
Accumulation unit value at
 beginning of period                $14.530          $11.894          $18.653          $19.369          $16.705
Accumulation unit value at end
 of period                          $17.644          $14.530          $11.894          $18.653          $19.369
Number of accumulation units
 outstanding at end of period
 (in thousands)                          67              161              155              165              161
INVESCO BASIC VALUE FUND
Accumulation unit value at
 beginning of period                $10.024           $6.638          $13.832          $13.734          $12.179
Accumulation unit value at end
 of period                          $10.679          $10.024           $6.638          $13.832          $13.734
Number of accumulation units
 outstanding at end of period
 (in thousands)                          74              171              157              185              199
INVESCO TECHNOLOGY FUND
Accumulation unit value at
 beginning of period                 $8.583           $5.447           $9.858           $9.214           $8.406
Accumulation unit value at end
 of period                          $10.339           $8.583           $5.447           $9.858           $9.214
Number of accumulation units
 outstanding at end of period
 (in thousands)                           9               15               12                9                7
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
Accumulation unit value at
 beginning of period                $14.230          $11.562          $15.426          $14.991          $13.368
Accumulation unit value at end
 of period                          $15.938          $14.230          $11.562          $15.426          $14.991
Number of accumulation units
 outstanding at end of period
 (in thousands)                         190              416              400              426              375

                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                         2005             2004             2003             2002
-------------------------------  -------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
 FUND
Accumulation unit value at
 beginning of period                $13.224          $11.793           $9.525          $10.000
Accumulation unit value at end
 of period                          $13.502          $13.224          $11.793           $9.525
Number of accumulation units
 outstanding at end of period
 (in thousands)                         158              125               96               59
FEDERATED SHORT-TERM INCOME
 FUND
Accumulation unit value at
 beginning of period                $10.416          $10.236          $10.160          $10.000
Accumulation unit value at end
 of period                          $10.610          $10.416          $10.236          $10.160
Number of accumulation units
 outstanding at end of period
 (in thousands)                          13               12               10                4
FIDELITY(R) ADVISOR VALUE
 STRATEGIES FUND
Accumulation unit value at
 beginning of period                $14.018          $12.303           $7.717          $10.000
Accumulation unit value at end
 of period                          $14.277          $14.018          $12.303           $7.717
Number of accumulation units
 outstanding at end of period
 (in thousands)                          45               35               25               17
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
Accumulation unit value at
 beginning of period                $15.116          $12.105           $9.375          $10.000
Accumulation unit value at end
 of period                          $16.705          $15.116          $12.105           $9.375
Number of accumulation units
 outstanding at end of period
 (in thousands)                         136              102               71               41
INVESCO BASIC VALUE FUND
Accumulation unit value at
 beginning of period                $11.578          $10.479           $7.862          $10.000
Accumulation unit value at end
 of period                          $12.179          $11.578          $10.479           $7.862
Number of accumulation units
 outstanding at end of period
 (in thousands)                         166              127               82               55
INVESCO TECHNOLOGY FUND
Accumulation unit value at
 beginning of period                 $8.285           $8.043           $5.638          $10.000
Accumulation unit value at end
 of period                           $8.406           $8.285           $8.043           $5.638
Number of accumulation units
 outstanding at end of period
 (in thousands)                           3                4                2               --
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
Accumulation unit value at
 beginning of period                $12.443          $11.171           $9.177          $10.000
Accumulation unit value at end
 of period                          $13.368          $12.443          $11.171           $9.177
Number of accumulation units
 outstanding at end of period
 (in thousands)                         259              218              160               89

                                                                   YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010            2009            2008            2007            2006
----------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning
 of period                                 $10.175          $6.900         $12.438         $12.305         $11.557
Accumulation unit value at end of
 period                                    $13.493         $10.175          $6.900         $12.438         $12.305
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     30              56              43              42              41
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
Accumulation unit value at beginning
 of period                                 $10.867          $7.762         $12.356         $11.120         $10.382
Accumulation unit value at end of
 period                                    $12.365         $10.867          $7.762         $12.356         $11.120
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     54             100              95              98              95
PUTNAM INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning
 of period                                 $13.497         $10.812         $19.670         $18.209         $14.249
Accumulation unit value at end of
 period                                    $14.807         $13.497         $10.812         $19.670         $18.209
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     56             133             129             134             110
THE OAKMARK INTERNATIONAL SMALL CAP
 FUND
Accumulation unit value at beginning
 of period                                 $24.603         $14.744         $27.253         $29.834         $22.193
Accumulation unit value at end of
 period                                    $29.797         $24.603         $14.744         $27.253         $29.834
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     42              79              68              76              75
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $17.359         $11.959         $22.058         $18.947         $16.304
Accumulation unit value at end of
 period                                    $20.153         $17.359         $11.959         $22.058         $18.947
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    107             258             243             247             206
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning
 of period                                 $17.285         $13.245         $20.551         $17.887         $16.063
Accumulation unit value at end of
 period                                    $21.264         $17.285         $13.245         $20.551         $17.887
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     83             187             181             180             164
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                 $11.563         $11.596         $11.393         $10.894         $10.441
Accumulation unit value at end of
 period                                    $11.522         $11.563         $11.596         $11.393         $10.894
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    220             241             265             253             154
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $10.717          $7.598         $13.408         $12.705         $11.120
Accumulation unit value at end of
 period                                    $12.260         $10.717          $7.598         $13.408         $12.705
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     35             109              92             102              99
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                 $14.348         $12.519         $13.600         $13.039         $12.485
Accumulation unit value at end of
 period                                    $15.372         $14.348         $12.519         $13.600         $13.039
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     85             205             200             154             116

                                                         YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2005            2004            2003            2002
--------------------------------------  ----------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning
 of period                                 $10.716          $9.528          $6.421         $10.000
Accumulation unit value at end of
 period                                    $11.557         $10.716          $9.528          $6.421
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     39              33              22              13
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
Accumulation unit value at beginning
 of period                                 $10.029          $9.480          $7.512         $10.000
Accumulation unit value at end of
 period                                    $10.382         $10.029          $9.480          $7.512
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     88              90              58              26
PUTNAM INTERNATIONAL EQUITY FUND
Accumulation unit value at beginning
 of period                                 $12.702         $10.966          $8.588         $10.000
Accumulation unit value at end of
 period                                    $14.249         $12.702         $10.966          $8.588
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     88              59              43              27
THE OAKMARK INTERNATIONAL SMALL CAP
 FUND
Accumulation unit value at beginning
 of period                                 $18.366         $14.293          $9.410         $10.000
Accumulation unit value at end of
 period                                    $22.193         $18.366         $14.293          $9.410
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     65              42              22              10
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $14.160         $11.904          $8.391         $10.000
Accumulation unit value at end of
 period                                    $16.304         $14.160         $11.904          $8.391
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    162              85              35              18
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning
 of period                                 $13.803         $11.896          $8.671         $10.000
Accumulation unit value at end of
 period                                    $16.063         $13.803         $11.896          $8.671
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    140             107              70              39
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                 $10.188         $10.128         $10.088         $10.000
Accumulation unit value at end of
 period                                    $10.441         $10.188         $10.128         $10.088
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     50               2               2              --
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $10.180          $9.806          $7.781         $10.000
Accumulation unit value at end of
 period                                    $11.120         $10.180          $9.806          $7.781
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    115              64              47              31
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                 $12.229         $11.730         $10.915         $10.000
Accumulation unit value at end of
 period                                    $12.485         $12.229         $11.730         $10.915
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     89              63              50              28

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                            PAGE
---------------------------------------------------------------------------------
GENERAL INFORMATION                                                  2
 Safekeeping of Assets                                               2
 Experts                                                             2
 Non-Participating                                                   2
 Misstatement of Age or Sex                                          2
 Principal Underwriter                                               2
 Additional Payments                                                 2
PERFORMANCE RELATED INFORMATION                                      4
 Total Return for all Sub-Accounts                                   4
 Yield for Sub-Accounts                                              4
 Money Market Sub-Accounts                                           4
 Additional Materials                                                5
 Performance Comparisons                                             5
FINANCIAL STATEMENTS                                               SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144 1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-3573-13) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY    [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIERSOLUTIONS NEW JERSEY
  INSTITUTIONS OF HIGHER EDUCATION

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-    American Century Equity Income Fund -- Class A
-    Franklin Small-Mid Cap Growth Fund -- Class A
-    Hartford Dividend and Growth HLS Fund -- Class IA
-    Hartford Index HLS Fund -- Class IA
-    Hartford MidCap HLS Fund -- Class IA
-    Hartford Money Market HLS Fund -- Class IA
-    Hartford Small Company HLS Fund -- Class IA
-    Hartford Total Return Bond HLS Fund -- Class IA
-    Invesco Van Kampen Equity and Income Fund -- Class A
-    Massachusetts Investors Growth Stock Fund -- Class A
-    Templeton Foreign Fund -- Class A


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.


    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.


    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 4
FEE TABLE                                                                 6
SUMMARY                                                                  14
PERFORMANCE RELATED INFORMATION                                          17
HARTFORD LIFE INSURANCE COMPANY                                          17
THE SEPARATE ACCOUNT                                                     18
THE FUNDS                                                                18
GENERAL ACCOUNT OPTION                                                   21
CONTRACT CHARGES                                                         22
 Contingent Deferred Sales Charge                                        22
 Annual Maintenance Fee                                                  22
 Is there ever a time when the Contingent Deferred Sales Charge          23
  or Annual Maintenance Fee do not apply?
 Mortality and Expense Risk and Administrative Charge                    23
 Loan Fees                                                               25
 Premium Taxes                                                           25
 Transfer Fee                                                            25
 Experience Rating under the Contracts                                   25
 Negotiated Charges and Fees                                             25
 Charges of the Funds                                                    25
 Plan Related Expenses                                                   25
THE CONTRACTS                                                            26
 The Contracts Offered                                                   26
 Assignments                                                             26
 Pricing and Crediting of Contributions                                  26
 May I cancel my certificate?                                            26
 What is a Surrender Charge Offset?                                      26
 May I make changes in the amounts of my Contribution?                   27
 Can you transfer from one Sub-Account to another?                       27
 What is a Sub-Account Transfer?                                         27
 What Happens When you Request a Sub-Account Transfer?                   27
 What Restrictions Are There on your Ability to Make a                   27
  Sub-Account Transfer?
 Fund Trading Policies                                                   28
 How are you affected by frequent Sub-Account Transfers?                 29
 General Account Option Transfers                                        29
 Telephone and Internet Transfers                                        30
 Dollar Cost Averaging                                                   30
 May I request a loan from my Participant Account?                       30
 How do I know what my Participant Account is worth?                     31
 How are the underlying Fund shares valued?                              31
DEATH BENEFITS                                                           32
 Determination of the Beneficiary                                        32
 Death before the Annuity Commencement Date                              32
 Calculation of the death benefit                                        32
 Death on or after the Annuity Commencement Date                         32
SETTLEMENT PROVISIONS                                                    33
 Can payment of the Surrender value ever be postponed beyond the         33
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      33
 How do I elect an Annuity Commencement Date and Annuity Payout          34
  Option?
 What is the minimum amount that I may select for an Annuity             34
  Payout?
 How are Contributions made to establish an Annuity Account?             34
 Can a Contract be suspended by a Contract Owner?                        34
 Annuity Payout Options                                                  34
 Systematic Withdrawal Option                                            35
 How are Variable Annuity Payouts determined?                            36
FEDERAL TAX CONSIDERATIONS                                               37
 A. General                                                              37
 B. Taxation of Hartford and the Separate Account                        38
 C. Diversification of the Separate Account                              38
 D. Tax Ownership of the Assets in the Separate Account                  38
 E. Non-Natural Persons as Owners                                        39
 F. Annuity Purchases by Nonresident Aliens and Foreign                  39
  Corporations
 G. Generation Skipping Transfer Tax                                     39
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     40
MORE INFORMATION                                                         48
 Can a Contract be modified?                                             48
 Can Hartford waive any rights under a Contract?                         48
 How Contracts Are Sold                                                  48
 Who is the custodian of the Separate Account's assets?                  50
 Are there any material legal proceedings affecting the Separate         50
  Account?
 How may I get additional information?                                   50
APPENDIX 1 -- ACCUMULATION UNIT VALUES                                   51
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                56

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (3)                                                                                        $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                   MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF           EXPENSE RISK AND
PARTICIPANT ACCOUNTSUNDER A CONTRACT (7)              ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 $0 to $3,499,999.99                                           1.25%
 $3,500,000.00 to $4,999,999.99                                1.05%
 $5,000,000.00 to $24,999,999.99                               0.85%
 $25,000,000.00 to $34,999,999.99                              0.75%
 $35,000,000.00 to $49,999,999.99                              0.65%
 $50,000,000.00 to $69,999,999.99                              0.50%
 $70,000,000.00 to $84,999,999.99                              0.35%
 $85,000,000.00 to $99,999,999.99                              0.15%
 $100,000,000.00 and over                                      0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                          MORTALITY AND
                                                        EXPENSE RISK AND
                                                      ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 All Participant Accounts                                      1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM             MAXIMUM
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)                 0.34%               1.22%

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $757
3 years                                                                   $1,164
5 years                                                                   $1,572
10 years                                                                  $3,096



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $253
3 years                                                                     $836
5 years                                                                   $1,442
10 years                                                                  $3,066



     (3) If you do not Surrender your Contract:



1 year                                                                      $283
3 years                                                                     $866
5 years                                                                   $1,472
10 years                                                                  $3,096

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $736
3 years                                                                   $1,104
5 years                                                                   $1,470
10 years                                                                  $2,894



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $233
3 years                                                                     $775
5 years                                                                   $1,340
10 years                                                                  $2,864



     (3) If you do not Surrender your Contract:



1 year                                                                      $263
3 years                                                                     $805
5 years                                                                   $1,370
10 years                                                                  $2,894



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $716
3 years                                                                   $1,043
5 years                                                                   $1,367
10 years                                                                  $2,688



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $212
3 years                                                                     $713
5 years                                                                   $1,237
10 years                                                                  $2,658



     (3) If you do not Surrender your Contract:



1 year                                                                      $242
3 years                                                                     $743
5 years                                                                   $1,267
10 years                                                                  $2,688

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $705
3 years                                                                   $1,012
5 years                                                                   $1,315
10 years                                                                  $2,583



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $202
3 years                                                                     $682
5 years                                                                   $1,185
10 years                                                                  $2,553



     (3) If you do not Surrender your Contract:



1 year                                                                      $232
3 years                                                                     $712
5 years                                                                   $1,215
10 years                                                                  $2,583



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $695
3 years                                                                     $981
5 years                                                                   $1,263
10 years                                                                  $2,478



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $192
3 years                                                                     $651
5 years                                                                   $1,133
10 years                                                                  $2,448



     (3) If you do not Surrender your Contract:



1 year                                                                      $222
3 years                                                                     $681
5 years                                                                   $1,163
10 years                                                                  $2,478

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $680
3 years                                                                     $935
5 years                                                                   $1,185
10 years                                                                  $2,317



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $176
3 years                                                                     $605
5 years                                                                   $1,055
10 years                                                                  $2,287



     (3) If you do not Surrender your Contract:



1 year                                                                      $206
3 years                                                                     $635
5 years                                                                   $1,085
10 years                                                                  $2,317



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $664
3 years                                                                     $888
5 years                                                                   $1,106
10 years                                                                  $2,155



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $161
3 years                                                                     $558
5 years                                                                     $976
10 years                                                                  $2,125



     (3) If you do not Surrender your Contract:



1 year                                                                      $191
3 years                                                                     $588
5 years                                                                   $1,006
10 years                                                                  $2,155

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $644
3 years                                                                     $825
5 years                                                                   $1,000
10 years                                                                  $1,934



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $140
3 years                                                                     $495
5 years                                                                     $870
10 years                                                                  $1,904



     (3) If you do not Surrender your Contract:



1 year                                                                      $170
3 years                                                                     $525
5 years                                                                     $900
10 years                                                                  $1,934



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $629
3 years                                                                     $778
5 years                                                                     $920
10 years                                                                  $1,765



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $125
3 years                                                                     $448
5 years                                                                     $790
10 years                                                                  $1,735



     (3) If you do not Surrender your Contract:



1 year                                                                      $155
3 years                                                                     $478
5 years                                                                     $820
10 years                                                                  $1,765


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                              AS A PERCENT
                                                             OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                    ACCOUNT
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                         MORTALITY AND EXPENSE
                                                               RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").



IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.


    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 American Century Equity Income Fund -- Class A    The fund seeks current income. Capital  American Century Investment
                                                   appreciation is a secondary objective   Management, Inc.
 Franklin Small-Mid Cap Growth Fund -- Class A     Seeks long-term capital growth          Franklin Advisers, Inc.
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Investors Growth Stock Fund --      Seeks capital appreciation              MFS Investment Management
  Class A
 Templeton Foreign Fund -- Class A                 Long-term growth of capital             Templeton Global Advisors Limited
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford MidCap HLS Fund -- Class IA (a)          Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Money Market HLS Fund -- Class IA*       Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Small Company HLS Fund -- Class IA       Seeks growth of capital                 HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.



(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 8/16/2004.


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.65% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois;

    5. Combined Law Enforcement Association of Texas; and

    6. The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                           AS A PERCENTAGE OF
                                                          PARTICIPANT ACCOUNT
PARTICIPANT'S CONTRACT YEARS                               VALUE SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30.

We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                               1.25%
$3,500,000.00 to $4,999,999.99                                    1.05%
$5,000,000.00 to $24,999,999.99                                   0.85%
$25,000,000.00 to $34,999,999.99                                  0.75%
$35,000,000.00 to $49,999,999.99                                  0.65%
$50,000,000.00 to $69,999,999.99                                  0.50%
$70,000,000.00 to $84,999,999.99                                  0.35%
$85,000,000.00 to $99,999,999.99                                  0.15%
$100,000,000.00 and over                                          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                             MORTALITY AND
                                                           EXPENSE RISK AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is repaid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

     The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3 below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payout. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

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    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records.

You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable

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

contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

                                    40

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    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

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    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

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       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held

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under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

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       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or


       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an

"eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

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    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                             YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $18.537(a)            --               --               --
Accumulation unit value at end of
 period                                    $19.515               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    787               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.905          $12.502          $15.779          $15.658
Accumulation unit value at end of
 period                                    $14.834(a)       $13.905          $12.502          $15.779
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      5               74               64               73
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $11.440(a)            --               --               --
Accumulation unit value at end of
 period                                     $9.118               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    434               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $12.188           $8.568          $15.002          $13.522
Accumulation unit value at end of
 period                                    $13.904(a)       $12.188           $8.568          $15.002
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      7               22               14               11
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004
--------------------------------------  --------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.918(b)            --               --
Accumulation unit value at end of
 period                                    $15.658               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     74               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $14.830          $14.635          $13.335
Accumulation unit value at end of
 period                                    $15.608(b)       $14.830          $14.635
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    100              148               70
FRANKLIN SMALL-MID CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $12.660(b)            --               --
Accumulation unit value at end of
 period                                    $13.522               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     14               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $12.331          $11.250          $10.338
Accumulation unit value at end of
 period                                    $12.320(b)       $12.331          $11.250
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     62               72               21

                                                             YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $14.808(a)            --               --               --
Accumulation unit value at end of
 period                                    $15.727               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    289               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.898          $11.326          $15.156          $14.773
Accumulation unit value at end of
 period                                    $14.617(a)       $13.898          $11.326          $15.156
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     60              106              101              103
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                  $7.896(a)            --               --               --
Accumulation unit value at end of
 period                                     $8.536               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    169               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $10.614           $7.604          $12.140          $10.958
Accumulation unit value at end of
 period                                    $11.141(a)       $10.614           $7.604          $12.140
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      2               31               22               17
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $18.071(a)            --               --               --
Accumulation unit value at end of
 period                                    $18.540               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    496               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $16.971          $11.408          $21.299          $18.285
Accumulation unit value at end of
 period                                    $17.838(a)       $16.971          $11.408          $21.299
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     21               96               88              100

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004
--------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.499(b)            --               --
Accumulation unit value at end of
 period                                    $14.773               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    129               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $13.232          $12.377          $11.416
Accumulation unit value at end of
 period                                    $13.504(b)       $13.232          $12.377
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    193              220               50
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $10.085(b)            --               --
Accumulation unit value at end of
 period                                    $10.958               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     15               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $9.226           $8.957           $8.382
Accumulation unit value at end of
 period                                     $9.057(b)        $9.226           $8.957
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     19               87               75
TEMPLETON FOREIGN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $16.211(b)            --               --
Accumulation unit value at end of
 period                                    $18.285               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    123               --               --

                                                             YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $14.096(a)            --               --               --
Accumulation unit value at end of
 period                                    $15.073               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    827               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.467          $10.872          $16.196          $15.058
Accumulation unit value at end of
 period                                    $14.170(a)       $13.467          $10.872          $16.196
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     40              102               89               93
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                  $9.461(a)            --               --               --
Accumulation unit value at end of
 period                                    $10.143               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    383               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $10.780           $8.601          $13.766          $13.170
Accumulation unit value at end of
 period                                    $11.465(a)       $10.780           $8.601          $13.766
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     11               31               31               33
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $18.153(a)            --               --               --
Accumulation unit value at end of
 period                                    $19.987               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    585               --               --               --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004
--------------------------------------  --------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $15.544          $14.170          $12.672
Accumulation unit value at end of
 period                                    $16.404(b)       $15.544          $14.170
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    113              100               34
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $13.297(b)            --               --
Accumulation unit value at end of
 period                                    $15.058               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     92               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $3.090           $2.941           $2.674
Accumulation unit value at end of
 period                                     $3.259(b)        $3.090           $2.941
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    773            1,045              476
HARTFORD INDEX HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $11.778(b)            --               --
Accumulation unit value at end of
 period                                    $13.170               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     34               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $1.824           $1.760           $1.639
Accumulation unit value at end of
 period                                     $1.869(b)        $1.824           $1.760
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    654              862              323
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --

                                                             YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007
----------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $16.882          $12.975          $20.192          $17.627
Accumulation unit value at end of
 period                                    $18.811(a)       $16.882          $12.975          $20.192
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     28               99               94              106
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $11.836(a)            --               --               --
Accumulation unit value at end of
 period                                    $11.823               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    139               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $11.298          $11.364          $11.199          $10.741
Accumulation unit value at end of
 period                                    $11.240(a)       $11.298          $11.364          $11.199
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      2              104              101               96
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                  $2.485(a)            --               --               --
Accumulation unit value at end of
 period                                     $2.791               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,003               --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $14.907          $11.605          $19.666          $17.329
Accumulation unit value at end of
 period                                    $16.377(a)       $14.907          $11.605          $19.666
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     14               61               59               66
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --

                                                  YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004
--------------------------------------  --------------------------------------------
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $16.265(b)            --               --
Accumulation unit value at end of
 period                                    $17.627               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    132               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                 $14.928          $12.892          $11.542
Accumulation unit value at end of
 period                                    $15.277(b)       $14.928          $12.892
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     30              150              109
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $10.518(b)            --               --
Accumulation unit value at end of
 period                                    $10.741               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      2               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $3.464           $3.397           $3.393
Accumulation unit value at end of
 period                                     $3.525(b)        $3.464           $3.397
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    176               62               70
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --               --               --
Accumulation unit value at end of
 period                                         --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $16.048(b)            --               --
Accumulation unit value at end of
 period                                    $17.329               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     97               --               --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $2.253           $1.878           $1.808
Accumulation unit value at end of
 period                                     $2.369(b)        $2.253           $1.878
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     92              684              503

                                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2010            2009            2008            2007
------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                 $16.994(a)           --              --              --
Accumulation unit value at end of
 period                                    $16.816              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,015              --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $14.013         $12.264         $13.363         $12.850
Accumulation unit value at end of
 period                                    $15.132(a)      $14.013         $12.264         $13.363
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     39              93              87              79
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                      --              --              --              --
Accumulation unit value at end of
 period                                         --              --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --              --              --              --

                                                 YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                2006            2005            2004
--------------------------------------  ------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.50%
Accumulation unit value at beginning
 of period                                      --              --              --
Accumulation unit value at end of
 period                                         --              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.65%
Accumulation unit value at beginning
 of period                                 $12.212(b)           --              --
Accumulation unit value at end of
 period                                    $12.850              --              --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     63              --              --
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.85%
Accumulation unit value at beginning
 of period                                  $7.141          $7.029          $6.904
Accumulation unit value at end of
 period                                     $7.059(b)       $7.141          $7.029
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    297             395             198



(a) Effective after the close of business of the New York Stock Exchange on October 15, 2010, the Mortality and Expense Risk and Administrative Charge was reduced from 0.65% to 0.50% annually.



(b) Effective after the close of business of the New York Stock Exchange on July 6, 2006, the Mortality and Expense Risk and Administrative Charge was reduced from 0.85% to 0.65% annually.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-4899-11) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,678,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                       [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  STATE OF IOWA RETIREMENT INVESTORS
  CLUB 403(b)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-     American Century Small Cap Value Fund -- Class INV
-     American Funds Capital World Growth and Income FundSM -- Class R4
-     American Funds EuroPacific Growth Fund(R) -- Class R4
-     American Funds The Growth Fund of America(R) Fund -- Class R4
-     Artisan Mid Cap Value Fund -- Investor Class
-     Baron Small Cap Fund
-     Dreyfus International Stock Index Fund
-     Eaton Vance Large-Cap Value Fund -- Class A
-     Goldman Sachs Government Income Fund -- Class A
-     Goldman Sachs High Yield Fund -- Class A
-     Hartford Capital Appreciation HLS Fund -- Class IA
-     Hartford Dividend and Growth HLS Fund -- Class IA
-     Hartford Money Market HLS Fund -- Class IA
-     Hartford Total Return Bond HLS Fund -- Class IA
-     Invesco Real Estate Fund -- Class Inst
-     Janus Overseas Fund -- Class S
-     LifePath 2020 Portfolio(R) -- Institutional
-     LifePath 2030 Portfolio(R) -- Institutional
-     LifePath 2040 Portfolio(R) -- Institutional
-     LifePath(R) 2050 Portfolio -- Institutional
-     LifePath(R) Retirement Portfolio -- Institutional
-     MFS(R) International Value Fund -- Class R3
-     Munder Mid-Cap Core Growth Fund -- Class Y
-     Neuberger Berman Socially Responsible Fund -- Trust Class
-     Oppenheimer Developing Markets Fund -- Class Y
-     PIMCO Real Return Fund -- Class Admin
-     PIMCO Total Return Fund -- Class Admin
-     RS Value Fund -- Class A
-     The Oakmark Equity and Income Fund -- Class I
-     Vanguard 500 Index Fund -- Class INV
-     Vanguard Mid-Cap Index Fund -- Class INV
-     Vanguard Small-Cap Index Fund -- Class INV
-     Vanguard Total Bond Market Index Fund -- Class INV
-     Vanguard Total Stock Market Index Fund -- Class INV



    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                              PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                            4
FEE TABLE                                                            6
SUMMARY                                                             15
PERFORMANCE RELATED INFORMATION                                     18
HARTFORD LIFE INSURANCE COMPANY                                     19
THE SEPARATE ACCOUNT                                                19
THE FUNDS                                                           19
GENERAL ACCOUNT OPTION                                              24
CONTRACT CHARGES                                                    24
 Contingent Deferred Sales Charge                                   24
 Annual Maintenance Fee                                             25
 Is there ever a time when the Contingent Deferred Sales Charge
  or Annual Maintenance Fee do not apply?                           25
 Mortality and Expense Risk and Administrative Charge               26
 Loan Fees                                                          27
 Premium Taxes                                                      27
 Transfer Fee                                                       27
 Experience Rating under the Contracts                              27
 Negotiated Charges and Fees                                        28
 Charges of the Funds                                               28
 Plan Related Expenses                                              28
THE CONTRACTS                                                       28
 The Contracts Offered                                              28
 Assignments                                                        28
 Pricing and Crediting of Contributions                             28
 May I cancel my certificate?                                       29
 What is a Surrender Charge Offset?                                 29
 May I make changes in the amounts of my Contribution?              29
 Can you transfer from one Sub-Account to another?                  29
 What is a Sub-Account Transfer?                                    29
 What Happens When you Request a Sub-Account Transfer?              29
 What Restrictions Are There on your Ability to Make a
  Sub-Account Transfer?                                             30
 Fund Trading Policies                                              31
 How are you affected by frequent Sub-Account Transfers?            31
 General Account Option Transfers                                   32
 Telephone and Internet Transfers                                   32
 Dollar Cost Averaging                                              32
 May I request a loan from my Participant Account?                  33
 How do I know what my Participant Account is worth?                33
 How are the underlying Fund shares valued?                         34
DEATH BENEFITS                                                      35
 Determination of the Beneficiary                                   35
 Death before the Annuity Commencement Date                         35
 Calculation of the death benefit                                   35
 Death on or after the Annuity Commencement Date                    35
SETTLEMENT PROVISIONS                                               36
 Can payment of the Surrender value ever be postponed beyond the
  seven-day period?                                                 36
 May I Surrender once Annuity Payouts have started?                 36
 How do I elect an Annuity Commencement Date and Annuity Payout
  Option?                                                           37
 What is the minimum amount that I may select for an Annuity
  Payout?                                                           37
 How are Contributions made to establish an Annuity Account?        37
 Can a Contract be suspended by a Contract Owner?                   37
 Annuity Payout Options                                             37
 Systematic Withdrawal Option                                       38
 How are Variable Annuity Payouts determined?                       39
FEDERAL TAX CONSIDERATIONS                                          40
 A. General                                                         40
 B. Taxation of Hartford and the Separate Account                   40
 C. Diversification of the Separate Account                         41
 D. Tax Ownership of the Assets in the Separate Account             41
 E. Non-Natural Persons as Owners                                   42
 F. Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                      42
 G. Generation Skipping Transfer Tax                                42
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                42
MORE INFORMATION                                                    51
 Can a Contract be modified?                                        51
 Can Hartford waive any rights under a Contract?                    51
 How Contracts Are Sold                                             51
 Who is the custodian of the Separate Account's assets?             53
 Are there any material legal proceedings affecting the Separate
  Account?                                                          53
 How may I get additional information?                              53
APPENDIX I -- ACCUMULATION UNIT VALUES                              54
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION           58

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-5085.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)       None
Transfer Fee (1)                                                              $5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)
 (2)
  During First Year                                                           5%
  During Second Year                                                          4%
  During Third Year                                                           3%
  During Fourth Year                                                          2%
  During Fifth Year                                                           1%
  During Sixth Year and thereafter                                            0%
Loan Set-Up Fee (3)                                                          $50


------------

(1) The Transfer Fee applies to transfers between available investment options under the Contract. Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3) This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



LOAN ADMINISTRATION FEE (3)(4)*                                                                            $50
ANNUAL MAINTENANCE FEE (5)                                                                                 $30


MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (6)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND                   MORTALITY AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF           EXPENSE RISK AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (7)             ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 $0 to $3,499,999.99                                           1.25%
 $3,500,000.00 to $4,999,999.99                                1.05%
 $5,000,000.00 to $24,999,999.99                               0.85%
 $25,000,000.00 to $34,999,999.99                              0.75%
 $35,000,000.00 to $49,999,999.99                              0.65%
 $50,000,000.00 to $69,999,999.99                              0.50%
 $70,000,000.00 to $84,999,999.99                              0.35%
 $85,000,000.00 to $99,999,999.99                              0.15%
 $100,000,000.00 and over                                      0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                          MORTALITY AND
                                                        EXPENSE RISK AND
                                                      ADMINISTRATIVE CHARGE
-----------------------------------------------------------------------------
 All Participant Accounts                                      1.25%

------------


(4) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.



(5) The maximum Annual Maintenance Fee under the Contracts is $30. Effective January 1, 2012, we will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(6) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(7) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.


* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.18%               1.52%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)


    The LifePath(R) Retirement Portfolios are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $787
3 years                                                                   $1,254
5 years                                                                   $1,724
10 years                                                                  $3,391



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $284
3 years                                                                     $928
5 years                                                                   $1,594
10 years                                                                  $3,361



     (3) If you do not Surrender your Contract:



1 year                                                                      $314
3 years                                                                     $958
5 years                                                                   $1,624
10 years                                                                  $3,391

     EXAMPLE -- 1.05% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $767
3 years                                                                   $1,194
5 years                                                                   $1,623
10 years                                                                  $3,195



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $263
3 years                                                                     $867
5 years                                                                   $1,493
10 years                                                                  $3,165



     (3) If you do not Surrender your Contract:



1 year                                                                      $293
3 years                                                                     $897
5 years                                                                   $1,523
10 years                                                                  $3,195



     EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $746
3 years                                                                   $1,134
5 years                                                                   $1,521
10 years                                                                  $2,995



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $243
3 years                                                                     $805
5 years                                                                   $1,391
10 years                                                                  $2,965



     (3) If you do not Surrender your Contract:



1 year                                                                      $273
3 years                                                                     $835
5 years                                                                   $1,421
10 years                                                                  $2,995

     EXAMPLE -- 0.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $736
3 years                                                                   $1,104
5 years                                                                   $1,470
10 years                                                                  $2,894



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $233
3 years                                                                     $775
5 years                                                                   $1,340
10 years                                                                  $2,864



     (3) If you do not Surrender your Contract:



1 year                                                                      $263
3 years                                                                     $805
5 years                                                                   $1,370
10 years                                                                  $2,894



     EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $726
3 years                                                                   $1,074
5 years                                                                   $1,419
10 years                                                                  $2,791



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $222
3 years                                                                     $744
5 years                                                                   $1,289
10 years                                                                  $2,761



     (3) If you do not Surrender your Contract:



1 year                                                                      $252
3 years                                                                     $774
5 years                                                                   $1,319
10 years                                                                  $2,791

     EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $711
3 years                                                                   $1,028
5 years                                                                   $1,341
10 years                                                                  $2,636



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $207
3 years                                                                     $698
5 years                                                                   $1,211
10 years                                                                  $2,606



     (3) If you do not Surrender your Contract:



1 year                                                                      $237
3 years                                                                     $728
5 years                                                                   $1,241
10 years                                                                  $2,636



     EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $695
3 years                                                                     $981
5 years                                                                   $1,263
10 years                                                                  $2,478



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $192
3 years                                                                     $651
5 years                                                                   $1,133
10 years                                                                  $2,448



     (3) If you do not Surrender your Contract:



1 year                                                                      $222
3 years                                                                     $681
5 years                                                                   $1,163
10 years                                                                  $2,478

     EXAMPLE -- 0.15% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $675
3 years                                                                     $919
5 years                                                                   $1,159
10 years                                                                  $2,263



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $171
3 years                                                                     $589
5 years                                                                   $1,029
10 years                                                                  $2,233



     (3) If you do not Surrender your Contract:



1 year                                                                      $201
3 years                                                                     $619
5 years                                                                   $1,059
10 years                                                                  $2,263



     EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $659
3 years                                                                     $872
5 years                                                                   $1,080
10 years                                                                  $2,100



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $156
3 years                                                                     $542
5 years                                                                     $950
10 years                                                                  $2,070



     (3) If you do not Surrender your Contract:



1 year                                                                      $186
3 years                                                                     $572
5 years                                                                     $980
10 years                                                                  $2,100


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                   ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                        SURRENDERED
--------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases. (See "Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                MORTALITY AND EXPENSE
TOTAL VALUE OF PARTICIPANT ACCOUNTS                                   RISK AND
UNDER A CONTRACT                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").


IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE18

                              RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



SUB-ACCOUNT                                 INVESTMENT OBJECTIVE SUMMARY            INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 American Century Small Cap Value    The fund seeks long-term capital growth.    American Century Investment
  Fund -- Class INV                  Income is a secondary objective             Management, Inc.
 American Funds Capital World        Seeks to provide long-term growth of        Capital Research and Management
  Growth and Income Fund(SM) --      capital with current income by investing    Company
  Class R4                           in established, growing companies all over
                                     the world, including the United States
 American Funds EuroPacific Growth   Seeks to provide long-term growth of        Capital Research and Management
  Fund(R) -- Class R4                capital by investing in companies based     Company
                                     outside the United States
 American Funds The Growth Fund of   Seeks to provide growth of capital          Capital Research and Management
  America(R) Fund -- Class R4                                                    Company
 Artisan Mid Cap Value Fund --       Seeks maximum long-term capital growth      Artisan Partners Limited Partnership
  Investor Class (a)
 Baron Small Cap Fund                Seeks capital appreciation through          BAMCO, Inc.
                                     investments primarily in securities of
                                     small-sized companies
 Dreyfus International Stock Index   Seeks to match the performance of the       The Dreyfus Corporation
  Fund                               Morgan Stanley Capital International
                                     Europe, Australasia, Far East Index (MSCI
                                     EAFE)
 Eaton Vance Large-Cap Value Fund    Seeks total return                          Boston Management & Research
  -- Class A
 Goldman Sachs Government Income     A high level of current income, consistent  Goldman Sachs Asset Management, L.P.
  Fund -- Class A                    with safety of principal
 Goldman Sachs High Yield Fund --    A high level of current income and may      Goldman Sachs Asset Management, L.P.
  Class A                            also consider the potential for capital
                                     appreciation
 Invesco Real Estate Fund -- Class   Total return through growth of capital and  Invesco Advisers, Inc.
  Inst (b)                           current income
 Janus Overseas Fund -- Class S      Seeks long-term growth of capital           Janus Capital Management LLC
 LifePath 2020 Portfolio(R) --       LifePath 2020 Portfolio is designed for     BlackRock Fund Advisers
  Institutional                      investors expecting to retire or to begin
                                     withdrawing assets around the year 2020
 LifePath 2030 Portfolio(R) --       LifePath 2030 Portfolio is designed for     BlackRock Fund Advisers
  Institutional                      investors expecting to retire or to begin
                                     withdrawing assets around the year 2030
 LifePath 2040 Portfolio(R) --       LifePath 2040 Portfolio is designed for     BlackRock Fund Advisers
  Institutional                      investors expecting to retire or to begin
                                     withdrawing assets around the year 2040
 LifePath(R) 2050 Portfolio --       LifePath 2050 Portfolio is designed for     BlackRock Fund Advisers
  Institutional                      investors expecting to retire or to begin
                                     withdrawing assets around the year 2050
 LifePath(R) Retirement Portfolio    LifePath Retirement Portfolio is designed   BlackRock Fund Advisers
  -- Institutional                   for investors seeking current income and
                                     moderate long-term growth of capital
 MFS(R) International Value Fund --  Seeks capital appreciation                  MFS Investment Management
  Class R3

SUB-ACCOUNT                                 INVESTMENT OBJECTIVE SUMMARY            INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
 Munder Mid-Cap Core Growth Fund --  Provide long-term capital appreciation      Munder Capital Management
  Class Y
 Neuberger Berman Socially           Seeks long-term growth of capital by        Neuberger Berman Management LLC
  Responsible Fund -- Trust Class    investing primarily in securities of        Sub-advised by Neuberger Berman LLC
  (c)                                companies that meet the Fund's financial
                                     criteria and social policy
 Oppenheimer Developing Markets      Aggressively seeks capital appreciation     OppenheimerFunds, Inc.
  Fund -- Class Y
 PIMCO Real Return Fund -- Class     Seeks maximum real return, consistent with  Pacific Investment Management
  Admin                              preservation of real capital and prudent    Company LLC
                                     investment management
 PIMCO Total Return Fund -- Class    Maximum total return, consistent with       Pacific Investment Management
  Admin                              preservation of capital and prudent         Company LLC
                                     investment management
 RS Value Fund -- Class A            Long-term capital appreciation              RS Investment Management Co. LLC
 The Oakmark Equity and Income Fund  Seeks income and preservation and growth    Harris Associates L.P.
  -- Class I                         of capital
 Vanguard 500 Index Fund -- Class    Seeks to track the performance of a         Vanguard Quantitative Equity Group
  INV                                benchmark index that measures the
                                     investment return of large-capitalization
                                     stocks
 Vanguard Mid-Cap Index Fund --      Seeks to track the performance of a         Vanguard Quantitative Equity Group
  Class INV                          benchmark index that measures the
                                     investment return of mid-capitalization
                                     stocks
 Vanguard Small-Cap Index Fund --    Seeks to track the performance of a         Vanguard Quantitative Equity Group
  Class INV                          benchmark index that measures the
                                     investment return of small-capitalization
                                     stocks
 Vanguard Total Bond Market Index    Seeks to track the performance of a broad   Vanguard Quantitative Equity Group
  Fund -- Class INV                  market-weighted bond index
 Vanguard Total Stock Market Index   Seeks to track the performance of a         Vanguard Quantitative Equity Group
  Fund -- Class INV                  benchmark index that measures the
                                     investment return of the overall stock
                                     market
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS   Seeks growth of capital                     HL Investment Advisors, LLC
  Fund -- Class IA                                                               Sub-advised by Wellington Management
                                                                                 Company, LLP
 Hartford Dividend and Growth HLS    Seeks a high level of current income        HL Investment Advisors, LLC
  Fund -- Class IA                   consistent with growth of capital           Sub-advised by Wellington Management
                                                                                 Company, LLP
 Hartford Money Market HLS Fund --   Maximum current income consistent with      HL Investment Advisors, LLC
  Class IA*                          liquidity and preservation of capital       Sub-advised by Hartford Investment
                                                                                 Management Company
 Hartford Total Return Bond HLS      Seeks a competitive total return, with      HL Investment Advisors, LLC
  Fund -- Class IA                   income as a secondary objective             Sub-advised by Hartford Investment
                                                                                 Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.



(a) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 1/8/2010.



(b) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 5/2/2011.



(c) Closed to new and subsequent Contributions and transfers of Participant Account values, effective 7/1/2010.


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to ..64% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.


    For Example:


         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.



         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.


    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

       1.   Peace Officers Research Association of California;

       2.   The National Association of Police Officers;

       3.   Florida Police Benevolent Association, Inc.;

       4.   Police Benevolent & Protective Association of Illinois;

       5.   Combined Law Enforcement Association of Texas; and

       6.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                                 CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF PARTICIPANT
                                                                    ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                         SURRENDERED
---------------------------------------------------------------------------------------
During the First Year                                                     5%
During the Second Year                                                    4%
During the Third Year                                                     3%
During the Fourth Year                                                    2%
During the Fifth Year                                                     1%
During the Sixth Year and thereafter                                      0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. Effective January 1, 2012, the Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.



AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0



    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.


    IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

       -   death,

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

       - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,


       -   severance from employment with the Employer,



       -   attainment of age 59 1/2 or older,


       - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

       - in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.


    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year.


    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE ON A GOING-FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT             ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
$0 to $3,499,999.99                                                      1.25%
$3,500,000.00 to $4,999,999.99                                           1.05%
$5,000,000.00 to $24,999,999.99                                          0.85%
$25,000,000.00 to $34,999,999.99                                         0.75%
$35,000,000.00 to $49,999,999.99                                         0.65%
$50,000,000.00 to $69,999,999.99                                         0.50%
$70,000,000.00 to $84,999,999.99                                         0.35%
$85,000,000.00 to $99,999,999.99                                         0.15%
$100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                    MORTALITY AND
                                                                  EXPENSE RISK AND
                                                                ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.


    We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.


    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract

Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.


                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Qualified governmental excess benefit plans under Section 415(m) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within the timeframe specified after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?


    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.


    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

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    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain

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identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter or from the proceeds of a full Surrender of a Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

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

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the mortality, expense risk and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

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                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:


       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of
           (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.


       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

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

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                              $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                   6.13
 C.  Initial monthly payment (A x B / 1,000)                             $856.87
 D.  Annuity Unit Value                                                    3.125
 E.  Number of monthly annuity units (C / D)                             274.198
 F.  Assume annuity unit value for second month equal to                   2.897
 G.  Second monthly payment (F x E)                                      $794.35
 H.  Assume annuity unit value for third month equal to                    3.415
 I.  Third month payment (H x E)                                         $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

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                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

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    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not

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subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

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    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent

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that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

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    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP
Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

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    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under

Code Sections 402(c), 403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


       Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


              MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2010
--------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.878
Accumulation unit value at end of period             $12.264
Number of accumulation units outstanding
 at end of period (in thousands)                         115
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.936
Accumulation unit value at end of period             $10.727
Number of accumulation units outstanding
 at end of period (in thousands)                         167
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.942
Accumulation unit value at end of period             $10.876
Number of accumulation units outstanding
 at end of period (in thousands)                         409
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.920
Accumulation unit value at end of period             $11.139
Number of accumulation units outstanding
 at end of period (in thousands)                         836
ARTISAN MID CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $22.929
Accumulation unit value at end of period             $26.223
Number of accumulation units outstanding
 at end of period (in thousands)                          53
BARON SMALL CAP FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $12.180
Accumulation unit value at end of period             $15.038
Number of accumulation units outstanding
 at end of period (in thousands)                          57
DREYFUS INTERNATIONAL STOCK INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.923
Accumulation unit value at end of period             $10.648
Number of accumulation units outstanding
 at end of period (in thousands)                           2
EATON VANCE LARGE-CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $7.667
Accumulation unit value at end of period              $8.438
Number of accumulation units outstanding
 at end of period (in thousands)                         378
GOLDMAN SACHS GOVERNMENT INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $11.617
Accumulation unit value at end of period             $12.181
Number of accumulation units outstanding
 at end of period (in thousands)                          85

                                                             YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                                            2010
--------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $12.709
Accumulation unit value at end of period                               $14.413
Number of accumulation units outstanding at end of period
 (in thousands)                                                             83
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $22.305
Accumulation unit value at end of period                               $25.985
Number of accumulation units outstanding at end of period
 (in thousands)                                                             37
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                          $3.563
Accumulation unit value at end of period                                $4.034
Number of accumulation units outstanding at end of period
 (in thousands)                                                            687
HARTFORD MONEY MARKET HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $12.548
Accumulation unit value at end of period                               $12.548
Number of accumulation units outstanding at end of period
 (in thousands)                                                             50
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                          $8.744
Accumulation unit value at end of period                                $9.400
Number of accumulation units outstanding at end of period
 (in thousands)                                                            228
INVESCO REAL ESTATE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                          $9.845
Accumulation unit value at end of period                               $12.297
Number of accumulation units outstanding at end of period
 (in thousands)                                                              9
JANUS OVERSEAS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $12.712
Accumulation unit value at end of period                               $15.124
Number of accumulation units outstanding at end of period
 (in thousands)                                                            158
LIFEPATH 2020 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $15.369
Accumulation unit value at end of period                               $17.045
Number of accumulation units outstanding at end of period
 (in thousands)                                                            321
LIFEPATH 2030 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $15.587
Accumulation unit value at end of period                               $17.435
Number of accumulation units outstanding at end of period
 (in thousands)                                                            150
LIFEPATH 2040 PORTFOLIO(R)
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                         $15.690
Accumulation unit value at end of period                               $17.684
Number of accumulation units outstanding at end of period
 (in thousands)                                                            110
LIFEPATH(R) 2050 PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of period                          $9.921
Accumulation unit value at end of period                               $11.260
Number of accumulation units outstanding at end of period
 (in thousands)                                                              2

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2010
--------------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $14.357
Accumulation unit value at end of period             $15.696
Number of accumulation units outstanding
 at end of period (in thousands)                          91
MFS(R) INTERNATIONAL VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $16.552
Accumulation unit value at end of period             $18.064
Number of accumulation units outstanding
 at end of period (in thousands)                          32
MUNDER MID-CAP CORE GROWTH FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.878
Accumulation unit value at end of period             $12.395
Number of accumulation units outstanding
 at end of period (in thousands)                          69
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $15.832
Accumulation unit value at end of period             $19.474
Number of accumulation units outstanding
 at end of period (in thousands)                           6
OPPENHEIMER DEVELOPING MARKETS FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                              $10.057
Accumulation unit value at end of period             $12.811
Number of accumulation units outstanding
 at end of period (in thousands)                          36
PIMCO REAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.891
Accumulation unit value at end of period             $10.775
Number of accumulation units outstanding
 at end of period (in thousands)                         355
PIMCO TOTAL RETURN FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.992
Accumulation unit value at end of period             $10.852
Number of accumulation units outstanding
 at end of period (in thousands)                          87
RS VALUE FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.914
Accumulation unit value at end of period             $12.439
Number of accumulation units outstanding
 at end of period (in thousands)                          69
THE OAKMARK EQUITY AND INCOME FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.930
Accumulation unit value at end of period             $10.874
Number of accumulation units outstanding
 at end of period (in thousands)                         568
VANGUARD 500 INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.903
Accumulation unit value at end of period             $11.379
Number of accumulation units outstanding
 at end of period (in thousands)                          56
VANGUARD MID-CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.879
Accumulation unit value at end of period             $12.394
Number of accumulation units outstanding
 at end of period (in thousands)                          21

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2010
--------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.871
Accumulation unit value at end of period             $12.607
Number of accumulation units outstanding
 at end of period (in thousands)                          92
VANGUARD TOTAL BOND MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.992
Accumulation unit value at end of period             $10.636
Number of accumulation units outstanding
 at end of period (in thousands)                          23
VANGUARD TOTAL STOCK MARKET INDEX FUND
MORTALITY AND EXPENSE RISK AND
 ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning of
 period                                               $9.899
Accumulation unit value at end of period             $11.591
Number of accumulation units outstanding
 at end of period (in thousands)                           7

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
Safekeeping of Assets                                                          2
Experts                                                                        2
Non-Participating                                                              2
Misstatement of Age or Sex                                                     2
Principal Underwriter                                                          2
Additional Payments                                                            2
PERFORMANCE RELATED INFORMATION                                                4
Total Return for all Sub-Accounts                                              4
Yield for Sub-Accounts                                                         4
Money Market Sub-Accounts                                                      4
Additional Materials                                                           5
Performance Comparisons                                                        5
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-7969-2) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $31,542,383; 2009: $15,883,463; and 2008: $8,078,857.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN AND
THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP
                                         EQUITY              AMERICAN CENTURY VP
                                       INCOME FUND                 GROWTH
                                       SUB-ACCOUNT             SUB-ACCOUNT (1)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                     --                     --
   Class INV                                207,561                     --
   Other class                            2,522,750                    140
                                      =============                =======
  Cost:
   Class ADV                                     --                     --
   Class INV                             $1,519,930                     --
   Other class                           17,539,093                 $3,027
                                      =============                =======
  Market Value:
   Class ADV                                     --                     --
   Class INV                             $1,496,518                     --
   Other class                           18,189,147                 $3,571
 Due from Hartford Life
  Insurance Company                         149,778                     --
 Receivable from fund shares
  sold                                           --                      8
 Other assets                                    --                     --
                                      -------------                -------
 Total Assets                            19,835,443                  3,579
                                      -------------                -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                      8
 Payable for fund shares
  purchased                                 149,778                     --
 Other liabilities                               --                     --
                                      -------------                -------
 Total Liabilities                          149,778                      8
                                      -------------                -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $19,685,665                 $3,571
                                      =============                =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             1,111,741                    194
  Unit Fair Values #                         $17.71                 $18.38
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                    --                     --
  Unit Fair Values #                             --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(1)  Funded as of June 22, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     ULTRA(R) FUND              BALANCED FUND          INTERNATIONAL FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                         --                       --
   Class INV                                  --                         --                       --
   Other class                             1,132                      8,560                      275
                                       =========                  =========                  =======
  Cost:
   Class ADV                                  --                         --                       --
   Class INV                                  --                         --                       --
   Other class                           $25,945                    $53,406                   $2,844
                                       =========                  =========                  =======
  Market Value:
   Class ADV                                  --                         --                       --
   Class INV                                  --                         --                       --
   Other class                           $24,955                    $53,929                   $2,354
 Due from Hartford Life
  Insurance Company                        1,243                         --                       --
 Receivable from fund shares
  sold                                        --                          1                       --
 Other assets                                 --                         --                       --
                                       ---------                  ---------                  -------
 Total Assets                             26,198                     53,930                    2,354
                                       ---------                  ---------                  -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                          1                       --
 Payable for fund shares
  purchased                                1,243                         --                       --
 Other liabilities                            --                         --                       --
                                       ---------                  ---------                  -------
 Total Liabilities                         1,243                          1                       --
                                       ---------                  ---------                  -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $24,955                    $53,929                   $2,354
                                       =========                  =========                  =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              2,377                      4,929                      220
  Unit Fair Values #                      $10.50                     $10.94                   $10.70
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                         --                       --
  Unit Fair Values #                          --                         --                       --

                                 AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                      SMALL CAP                LARGE COMPANY          AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND                VISTASM FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                3,232                       --                     32,623
   Class INV                              157,093                       --                         --
   Other class                              1,678                    7,876                      8,465
                                     ============                =========                 ==========
  Cost:
   Class ADV                              $26,250                       --                   $421,871
   Class INV                            1,240,903                       --                         --
   Other class                             13,346                  $39,349                    119,598
                                     ============                =========                 ==========
  Market Value:
   Class ADV                              $23,203                       --                   $397,349
   Class INV                            1,415,406                       --                         --
   Other class                             20,890                  $43,477                    267,050
 Due from Hartford Life
  Insurance Company                         1,602                       --                        504
 Receivable from fund shares
  sold                                         --                       19                         --
 Other assets                                  --                       --                         --
                                     ------------                ---------                 ----------
 Total Assets                           1,461,101                   43,496                    664,903
                                     ------------                ---------                 ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       19                         --
 Payable for fund shares
  purchased                                 1,602                       --                        504
 Other liabilities                             --                       --                         --
                                     ------------                ---------                 ----------
 Total Liabilities                          1,602                       19                        504
                                     ------------                ---------                 ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,459,499                  $43,477                   $664,399
                                     ============                =========                 ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             118,275                    5,847                     52,535
  Unit Fair Values #                       $12.34                    $7.44                     $12.65
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                       --                         --
  Unit Fair Values #                           --                       --                         --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                AMERICAN CENTURY VP   AMERICAN CENTURY VP
                                INFLATION-ADJUSTED          EQUITY
                                     BOND FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                            7,146                    --
   Class INV                               --                    --
   Other class                          2,040                 1,621
                                     ========               =======
  Cost:
   Class ADV                          $79,187                    --
   Class INV                               --                    --
   Other class                         24,136               $24,862
                                     ========               =======
  Market Value:
   Class ADV                          $83,033                    --
   Class INV                               --                    --
   Other class                         25,079               $33,840
 Due from Hartford Life
  Insurance Company                        --                    --
 Receivable from fund shares
  sold                                     32                    16
 Other assets                              --                    --
                                     --------               -------
 Total Assets                         108,144                33,856
                                     --------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        32                    16
 Payable for fund shares
  purchased                                --                    --
 Other liabilities                         --                    --
                                     --------               -------
 Total Liabilities                         32                    16
                                     --------               -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                        $108,112               $33,840
                                     ========               =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           8,887                 3,324
  Unit Fair Values #                   $12.17                $10.18
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                    --
  Unit Fair Values #                       --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN CENTURY VP
                                    INCOME &        AMERICAN CENTURY VP  AMERICAN CENTURY VP
                                   GROWTH FUND          ULTRA FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                   --                   --
   Class INV                              --                   --                   --
   Other class                        35,657               64,689              165,945
                                    ========             ========             ========
  Cost:
   Class ADV                              --                   --                   --
   Class INV                              --                   --                   --
   Other class                      $238,958             $618,754             $1,049,827
                                    ========             ========             ========
  Market Value:
   Class ADV                              --                   --                   --
   Class INV                              --                   --                   --
   Other class                      $215,724             $606,778             $972,435
 Due from Hartford Life
  Insurance Company                      996                  162                   --
 Receivable from fund shares
  sold                                    --                   --                  116
 Other assets                             --                   --                   --
                                    --------             --------             --------
 Total Assets                        216,720              606,940              972,551
                                    --------             --------             --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                   --                  116
 Payable for fund shares
  purchased                              996                  162                   --
 Other liabilities                        --                   --                   --
                                    --------             --------             --------
 Total Liabilities                       996                  162                  116
                                    --------             --------             --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $215,724             $606,778             $972,435
                                    ========             ========             ========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants         21,112               54,348               96,450
  Unit Fair Values #                   $9.30               $11.16                $9.84
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          2,092                   --                2,355
  Unit Fair Values #                   $9.30                   --                $9.84

                               AMERICAN CENTURY VP     INVESCO V.I.     INVESCO V.I.
                                     MID CAP            SMALL CAP         FINANCIAL
                                    VALUE FUND         EQUITY FUND      SERVICES FUND
                                 SUB-ACCOUNT (2)     SUB-ACCOUNT (3)   SUB-ACCOUNT (4)
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                   --               --
   Class INV                              --                   --               --
   Other class                           625                2,482            2,359
                                      ======              =======          =======
  Cost:
   Class ADV                              --                   --               --
   Class INV                              --                   --               --
   Other class                        $7,287              $37,382          $13,960
                                      ======              =======          =======
  Market Value:
   Class ADV                              --                   --               --
   Class INV                              --                   --               --
   Other class                        $7,860              $41,034          $13,256
 Due from Hartford Life
  Insurance Company                       --                   --               --
 Receivable from fund shares
  sold                                     6                    1               --
 Other assets                             --                   --               --
                                      ------              -------          -------
 Total Assets                          7,866               41,035           13,256
                                      ------              -------          -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        6                    1               --
 Payable for fund shares
  purchased                               --                   --               --
 Other liabilities                        --                   --               --
                                      ------              -------          -------
 Total Liabilities                         6                    1               --
                                      ------              -------          -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,860              $41,034          $13,256
                                      ======              =======          =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            674                4,093            2,866
  Unit Fair Values #                  $11.66               $10.03            $4.62
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                   --               --
  Unit Fair Values #                      --                   --               --

(2)  Funded as of July 17, 2010.

(3)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                INVESCO
                                     INVESCO V.I.                BASIC
                                     LEISURE FUND              VALUE FUND
                                  SUB-ACCOUNT (5)(6)        SUB-ACCOUNT (7)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                        --
   Class INV                                  --                        --
   Other class                             1,266                    38,444
                                       =========              ============
  Cost:
   Class ADV                                  --                        --
   Class INV                                  --                        --
   Other class                            $9,556                $1,005,230
                                       =========              ============
  Market Value:
   Class ADV                                  --                        --
   Class INV                                  --                        --
   Other class                           $10,052                  $810,011
 Due from Hartford Life
  Insurance Company                           --                        --
 Receivable from fund shares
  sold                                        --                    14,225
 Other assets                                 --                        --
                                       ---------              ------------
 Total Assets                             10,052                   824,236
                                       ---------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    14,225
 Payable for fund shares
  purchased                                   --                        --
 Other liabilities                            --                        --
                                       ---------              ------------
 Total Liabilities                            --                    14,225
                                       ---------              ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $10,052                  $810,011
                                       =========              ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                997                    76,691
  Unit Fair Values #                      $10.08                    $10.56
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                        --
  Unit Fair Values #                          --                        --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(5)  Formerly AIM V.I. Leisure Fund. Change effective April 30, 2010.

(6)  Funded as of April 14, 2010.

(7)  Formerly AIM Basic Value Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO                INVESCO
                                     EUROPEAN           INTERNATIONAL             MID CAP
                                   GROWTH FUND           GROWTH FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT (8)       SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                          17,490                17,451                  8,912
                                    ==========            ==========             ==========
  Cost:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $510,113              $458,647               $190,283
                                    ==========            ==========             ==========
  Market Value:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $537,297              $480,960               $206,483
 Due from Hartford Life
  Insurance Company                         --                    --                     --
 Receivable from fund shares
  sold                                      90                   312                     36
 Other assets                               --                    --                     --
                                    ----------            ----------             ----------
 Total Assets                          537,387               481,272                206,519
                                    ----------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         90                   312                     36
 Payable for fund shares
  purchased                                 --                    --                     --
 Other liabilities                          --                    --                     --
                                    ----------            ----------             ----------
 Total Liabilities                          90                   312                     36
                                    ----------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $537,297              $480,960               $206,483
                                    ==========            ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           64,465                48,309                 16,622
  Unit Fair Values #                     $8.33                 $9.96                 $12.42
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                     --
  Unit Fair Values #                        --                    --                     --

                                     INVESCO                                       INVESCO
                                    SMALL CAP               INVESCO               SMALL CAP
                                   GROWTH FUND          REAL ESTATE FUND         EQUITY FUND
                                 SUB-ACCOUNT (11)       SUB-ACCOUNT (12)       SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                    --
   Class INV                            23,024                      --                    --
   Other class                             725                 131,428                20,758
                                    ==========            ============            ==========
  Cost:
   Class ADV                                --                      --                    --
   Class INV                          $635,379                      --                    --
   Other class                          16,706              $2,781,635              $184,618
                                    ==========            ============            ==========
  Market Value:
   Class ADV                                --                      --                    --
   Class INV                          $676,216                      --                    --
   Other class                          20,713              $2,819,076              $254,080
 Due from Hartford Life
  Insurance Company                         --                   3,831                    --
 Receivable from fund shares
  sold                                     104                      --                   100
 Other assets                               --                       2                    --
                                    ----------            ------------            ----------
 Total Assets                          697,033               2,822,909               254,180
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        104                      --                   100
 Payable for fund shares
  purchased                                 --                   3,831                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                         104                   3,831                   100
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $696,929              $2,819,078              $254,080
                                    ==========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           58,626                 156,881                24,021
  Unit Fair Values #                    $11.89                  $17.97                $10.58
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                    --
  Unit Fair Values #                        --                      --                    --

(8)  Formerly AIM European Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM International Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM Mid Cap Core Equity Fund. Change effective April 30, 2010.

(11) Formerly AIM Small Cap Growth Fund. Change effective April 30, 2010.

(12) Formerly AIM Real Estate Fund. Change effective April 30, 2010.

(13) Formerly AIM Small Cap Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         INVESCO                  INVESCO
                                        LARGE CAP                 CAPITAL
                                       GROWTH FUND           DEVELOPMENT FUND
                                  SUB-ACCOUNT (14)(15)       SUB-ACCOUNT (16)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                       --
   Class INV                                   --                       --
   Other class                              1,506                    1,083
                                        =========                =========
  Cost:
   Class ADV                                   --                       --
   Class INV                                   --                       --
   Other class                            $15,512                  $17,006
                                        =========                =========
  Market Value:
   Class ADV                                   --                       --
   Class INV                                   --                       --
   Other class                            $18,091                  $17,767
 Due from Hartford Life
  Insurance Company                            --                       21
 Receivable from fund shares
  sold                                          4                       --
 Other assets                                  --                       --
                                        ---------                ---------
 Total Assets                              18,095                   17,788
                                        ---------                ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             4                       --
 Payable for fund shares
  purchased                                    --                       21
 Other liabilities                             --                       --
                                        ---------                ---------
 Total Liabilities                              4                       21
                                        ---------                ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $18,091                  $17,767
                                        =========                =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               1,057                    1,840
  Unit Fair Values #                       $17.11                    $9.66
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                       --
  Unit Fair Values #                           --                       --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(14) Formerly AIM Large Cap Growth Fund. Change effective April 30, 2010.

(15) Funded as of April 1, 2010.

(16) Formerly AIM Capital Development Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO            AMERICAN CENTURY
                                    DEVELOPING                PRIME             DOMINI SOCIAL
                                   MARKETS FUND         MONEY MARKET FUND        EQUITY FUND
                                 SUB-ACCOUNT (17)        SUB-ACCOUNT (18)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                  --
   Class INV                                --                      --                 102
   Other class                             359                 204,248                 142
                                     =========              ==========             =======
  Cost:
   Class ADV                                --                      --                  --
   Class INV                                --                      --               2,667
   Other class                         $11,937                $204,248              $4,166
                                     =========              ==========             =======
  Market Value:
   Class ADV                                --                      --                  --
   Class INV                                --                      --               3,291
   Other class                         $11,890                $204,248              $3,945
 Due from Hartford Life
  Insurance Company                         --                      --                  --
 Receivable from fund shares
  sold                                       6                     149                   6
 Other assets                               --                      --                  --
                                     ---------              ----------             -------
 Total Assets                           11,896                 204,397               7,242
                                     ---------              ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          6                     149                   6
 Payable for fund shares
  purchased                                 --                      --                  --
 Other liabilities                          --                      --                  --
                                     ---------              ----------             -------
 Total Liabilities                           6                     149                   6
                                     ---------              ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $11,890                $204,248              $7,236
                                     =========              ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              955                  20,549                 686
  Unit Fair Values #                    $12.45                   $9.94              $10.55
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                  --
  Unit Fair Values #                        --                      --                  --

                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN VPS
                                 2055 RETIREMENT      2050 RETIREMENT             BALANCED
                                  STRATEGY FUND        STRATEGY FUND          SHARES PORTFOLIO
                                SUB-ACCOUNT (19)      SUB-ACCOUNT (20)          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                     --                      --
   Class INV                              --                     --                      --
   Other class                            39                 17,826                   8,969
                                     =======             ==========              ==========
  Cost:
   Class ADV                              --                     --                      --
   Class INV                              --                     --                      --
   Other class                          $327               $134,182                $138,038
                                     =======             ==========              ==========
  Market Value:
   Class ADV                              --                     --                      --
   Class INV                              --                     --                      --
   Other class                          $332               $150,626                $132,560
 Due from Hartford Life
  Insurance Company                       --                     --                      --
 Receivable from fund shares
  sold                                     7                     71                       2
 Other assets                             --                     --                      --
                                     -------             ----------              ----------
 Total Assets                            339                150,697                 132,562
                                     -------             ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        7                     71                       2
 Payable for fund shares
  purchased                               --                     --                      --
 Other liabilities                        --                     --                      --
                                     -------             ----------              ----------
 Total Liabilities                         7                     71                       2
                                     -------             ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $332               $150,626                $132,560
                                     =======             ==========              ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             29                 13,070                  10,987
  Unit Fair Values #                  $11.43                 $11.52                  $12.07
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                     --                      --
  Unit Fair Values #                      --                     --                      --

(17) Funded as of September 23, 2010.

(18) Funded as of September 7, 2010.

(19) Funded as of December 17, 2010.

(20) Funded as of July 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                      GROWTH AND             INTERNATIONAL
                                   INCOME PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                           20,899                   33,713
                                        =======                 ========
  Cost:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                          $62,374                 $512,228
                                        =======                 ========
  Market Value:
   Class ADV                                 --                       --
   Class INV                                 --                       --
   Other class                          $68,967                 $518,162
 Due from Hartford Life
  Insurance Company .                        --                       --
 Receivable from fund shares
  sold                                       25                      141
 Other assets                                --                       --
                                        -------                 --------
 Total Assets                            68,992                  518,303
                                        -------                 --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          25                      141
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                       --
                                        -------                 --------
 Total Liabilities                           25                      141
                                        -------                 --------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $68,967                 $518,162
                                        =======                 ========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             8,378                   51,275
  Unit Fair Values #                      $8.23                   $10.11
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                       --
  Unit Fair Values #                         --                       --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL              GLOBAL          ALLIANCEBERNSTEIN
                                  VALUE PORTFOLIO        VALUE PORTFOLIO         GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                   --
   Class INV                                --                     --                   --
   Other class                         136,061                 14,723                1,119
                                    ==========               ========              =======
  Cost:
   Class ADV                                --                     --                   --
   Class INV                                --                     --                   --
   Other class                      $2,622,181               $170,895              $33,820
                                    ==========               ========              =======
  Market Value:
   Class ADV                                --                     --                   --
   Class INV                                --                     --                   --
   Other class                      $1,858,593               $137,219              $40,949
 Due from Hartford Life
  Insurance Company .                    4,955                     --                   --
 Receivable from fund shares
  sold                                      --                    499                   12
 Other assets                               --                     --                   --
                                    ----------               --------              -------
 Total Assets                        1,863,548                137,718               40,961
                                    ----------               --------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    499                   12
 Payable for fund shares
  purchased                              4,955                     --                   --
 Other liabilities                          --                     --                   --
                                    ----------               --------              -------
 Total Liabilities                       4,955                    499                   12
                                    ----------               --------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $1,858,593               $137,219              $40,949
                                    ==========               ========              =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          178,313                 14,994                4,541
  Unit Fair Values #                    $10.42                  $9.15                $9.02
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                     --                   --
  Unit Fair Values #                        --                     --                   --

                               ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                   SMALL/MID-CAP          SMALL-MID CAP       ALLIANCEBERNSTEIN
                                 GROWTH PORTFOLIO        VALUE PORTFOLIO          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                         14,023                  17,658                  59
                                      =======                ========                ====
  Cost:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                        $57,424                $246,660                $501
                                      =======                ========                ====
  Market Value:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                        $84,842                $311,845                $541
 Due from Hartford Life
  Insurance Company .                      --                      --                  --
 Receivable from fund shares
  sold                                     15                      61                   2
 Other assets                              --                      --                  --
                                      -------                --------                ----
 Total Assets                          84,857                 311,906                 543
                                      -------                --------                ----
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15                      61                   2
 Payable for fund shares
  purchased                                --                      --                  --
 Other liabilities                         --                      --                  --
                                      -------                --------                ----
 Total Liabilities                         15                      61                   2
                                      -------                --------                ----
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $84,842                $311,845                $541
                                      =======                ========                ====
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           6,920                  27,414                  81
  Unit Fair Values #                   $12.26                  $11.38               $6.69
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                      --                  --
  Unit Fair Values #                       --                      --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025
                                   RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                       SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                    --                          --
   Class INV                                    --                          --
   Other class                              17,362                      20,987
                                        ==========                  ==========
  Cost:
   Class ADV                                    --                          --
   Class INV                                    --                          --
   Other class                            $170,041                    $193,785
                                        ==========                  ==========
  Market Value:
   Class ADV                                    --                          --
   Class INV                                    --                          --
   Other class                            $175,700                    $211,761
 Due from Hartford Life
  Insurance Company                            139                           6
 Receivable from fund shares
  sold                                          --                          --
 Other assets                                   --                          --
                                        ----------                  ----------
 Total Assets                              175,839                     211,767
                                        ----------                  ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                          --
 Payable for fund shares
  purchased                                    139                           6
 Other liabilities                              --                          --
                                        ----------                  ----------
 Total Liabilities                             139                           6
                                        ----------                  ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $175,700                    $211,761
                                        ==========                  ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                9,937                      11,203
  Unit Fair Values #                        $17.68                      $18.90
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                   --                          --
  Unit Fair Values #                            --                          --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN 2035      ALLIANCEBERNSTEIN 2045     ALLIANCEBERNSTEIN 2000
                               RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT (21)
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                          --                        --
   Class INV                                --                          --                        --
   Other class                          21,445                      16,810                        58
                                    ==========                  ==========                   =======
  Cost:
   Class ADV                                --                          --                        --
   Class INV                                --                          --                        --
   Other class                        $191,462                    $151,276                      $596
                                    ==========                  ==========                   =======
  Market Value:
   Class ADV                                --                          --                        --
   Class INV                                --                          --                        --
   Other class                        $214,669                    $168,600                      $608
 Due from Hartford Life
  Insurance Company                         --                          --                        --
 Receivable from fund
  shares sold                               91                          32                         2
 Other assets                               --                          --                        --
                                    ----------                  ----------                   -------
 Total Assets                          214,760                     168,632                       610
                                    ----------                  ----------                   -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         91                          32                         2
 Payable for fund shares
  purchased                                 --                          --                        --
 Other liabilities                          --                          --                        --
                                    ----------                  ----------                   -------
 Total Liabilities                          91                          32                         2
                                    ----------                  ----------                   -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $214,669                    $168,600                      $608
                                    ==========                  ==========                   =======
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                         11,335                       8,903                        40
  Unit Fair Values #                    $18.94                      $18.94                    $15.34
DEFERRED ANNUITY CONTRACTS
 IN THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                             --                          --                        --
  Unit Fair Values #                        --                          --                        --

                             ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                               RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                SUB-ACCOUNT (22)              SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                          --                          --
   Class INV                               --                          --                          --
   Other class                          4,081                      39,686                      70,590
                                    =========                  ==========                  ==========
  Cost:
   Class ADV                               --                          --                          --
   Class INV                               --                          --                          --
   Other class                        $38,805                    $362,600                    $638,467
                                    =========                  ==========                  ==========
  Market Value:
   Class ADV                               --                          --                          --
   Class INV                               --                          --                          --
   Other class                        $41,055                    $396,462                    $707,312
 Due from Hartford Life
  Insurance Company                        --                          --                          --
 Receivable from fund
  shares sold                              11                          56                          78
 Other assets                              --                          --                          --
                                    ---------                  ----------                  ----------
 Total Assets                          41,066                     396,518                     707,390
                                    ---------                  ----------                  ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        11                          56                          78
 Payable for fund shares
  purchased                                --                          --                          --
 Other liabilities                         --                          --                          --
                                    ---------                  ----------                  ----------
 Total Liabilities                         11                          56                          78
                                    ---------                  ----------                  ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $41,055                    $396,462                    $707,312
                                    =========                  ==========                  ==========
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                         2,397                      21,632                      37,287
  Unit Fair Values #                   $17.13                      $18.33                      $18.97
DEFERRED ANNUITY CONTRACTS
 IN THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                            --                          --                          --
  Unit Fair Values #                       --                          --                          --

(21) Funded as of January 15, 2010.

(22) Funded as of April 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS
                                   RETIREMENT STRATEGY            AMCAP FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                    --                         --
   Class INV                                    --                         --
   Other class                              24,356                     61,072
                                        ==========               ============
  Cost:
   Class ADV                                    --                         --
   Class INV                                    --                         --
   Other class                            $223,641                   $930,660
                                        ==========               ============
  Market Value:
   Class ADV                                    --                         --
   Class INV                                    --                         --
   Other class                            $249,160                 $1,134,724
 Due from Hartford Life
  Insurance Company                            114                         --
 Receivable from fund shares
  sold                                          --                        135
 Other assets                                   --                         --
                                        ----------               ------------
 Total Assets                              249,274                  1,134,859
                                        ----------               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        135
 Payable for fund shares
  purchased                                    114                         --
 Other liabilities                              --                         --
                                        ----------               ------------
 Total Liabilities                             114                        135
                                        ----------               ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $249,160                 $1,134,724
                                        ==========               ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               13,229                    113,996
  Unit Fair Values #                        $18.83                      $9.95
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                   --                         --
  Unit Fair Values #                            --                         --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                      AMERICAN             CAPITAL INCOME             EUROPACIFIC
                                   BALANCED FUND            BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                       --                       --
   Class INV                                  --                       --                       --
   Other class                           266,228                  301,846                  377,747
                                    ============            =============            =============
  Cost:
   Class ADV                                  --                       --                       --
   Class INV                                  --                       --                       --
   Other class                        $3,912,162              $14,643,131              $14,206,956    "
                                    ============            =============            =============
  Market Value:
   Class ADV                                  --                       --                       --
   Class INV                                  --                       --                       --
   Other class                        $4,754,833              $15,068,148              $15,353,309
 Due from Hartford Life
  Insurance Company                           --                       --                       --
 Receivable from fund shares
  sold                                     7,744                   14,590                    1,814
 Other assets                                 --                        1                       --
                                    ------------            -------------            -------------
 Total Assets                          4,762,577               15,082,739               15,355,123
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        7,744                   14,590                    1,814
 Payable for fund shares
  purchased                                   --                       --                       --
 Other liabilities                            --                       --                       --
                                    ------------            -------------            -------------
 Total Liabilities                         7,744                   14,590                    1,814
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,754,833              $15,068,149              $15,353,309
                                    ============            =============            =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            446,905                1,494,691                1,091,084
  Unit Fair Values #                      $10.64                   $10.08                   $14.07
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                       --                       --
  Unit Fair Values #                          --                       --                       --

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                    FUNDAMENTAL                 NEW                THE BOND FUND
                                   INVESTORS FUND         PERSPECTIVE FUND           OF AMERICA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                           238,236                 127,726                 454,887
                                    ============            ============            ============
  Cost:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $7,090,085              $2,978,383              $5,302,847
                                    ============            ============            ============
  Market Value:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $8,726,590              $3,598,038              $5,545,072
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                    18,418                   2,171                  15,020
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          8,745,008               3,600,209               5,560,092
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       18,418                   2,171                  15,020
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                        18,418                   2,171                  15,020
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,726,590              $3,598,038              $5,545,072
                                    ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            869,711                 329,107                 512,276
  Unit Fair Values #                      $10.03                  $10.93                  $10.82
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                      --
  Unit Fair Values #                          --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    THE GROWTH FUND         THE INCOME FUND
                                    OF AMERICA FUND            OF AMERICA
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                    --                      --
   Class INV                                    --                      --
   Other class                           1,199,672                 363,943
                                     =============            ============
  Cost:
   Class ADV                                    --                      --
   Class INV                                    --                      --
   Other class                         $32,564,913              $5,468,389
                                     =============            ============
  Market Value:
   Class ADV                                    --                      --
   Class INV                                    --                      --
   Other class                         $36,030,910              $6,005,063
 Due from Hartford Life
  Insurance Company                          6,965                      --
 Receivable from fund shares
  sold                                          --                     507
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           36,037,875               6,005,570
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                     507
 Payable for fund shares
  purchased                                  6,965                      --
 Other liabilities                               1                      --
                                     -------------            ------------
 Total Liabilities                           6,966                     507
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $36,030,909              $6,005,063
                                     =============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            3,040,581                 590,884
  Unit Fair Values #                        $11.85                  $10.16
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                   --                      --
  Unit Fair Values #                            --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                   THE INVESTMENT          AMERICAN FUNDS          AMERICAN FUNDS
                                      COMPANY                 THE NEW                WASHINGTON
                                     OF AMERICA             ECONOMY FUND          MUTUAL INVESTORS
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                           198,420                  40,310                  82,890
                                    ============            ============            ============
  Cost:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $4,884,813                $910,924              $1,911,087
                                    ============            ============            ============
  Market Value:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $5,575,611              $1,008,162              $2,243,013
 Due from Hartford Life
  Insurance Company                           --                      --                     158
 Receivable from fund shares
  sold                                    23,563                     101                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          5,599,174               1,008,263               2,243,171
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       23,563                     101                      --
 Payable for fund shares
  purchased                                   --                      --                     158
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                        23,563                     101                     158
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,575,611              $1,008,162              $2,243,013
                                    ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            583,317                  99,387                 240,476
  Unit Fair Values #                       $9.56                  $10.14                   $9.33
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                      --
  Unit Fair Values #                          --                      --                      --

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                      AMERICAN                GROWTH &                SMALLCAP
                                    MUTUAL FUND              INCOME FUND             WORLD FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                       --                    --
   Class INV                                  --                       --                    --
   Other class                            59,955                  402,603                19,824
                                    ============            =============            ==========
  Cost:
   Class ADV                                  --                       --                    --
   Class INV                                  --                       --                    --
   Other class                        $1,313,958              $13,827,562              $548,827
                                    ============            =============            ==========
  Market Value:
   Class ADV                                  --                       --                    --
   Class INV                                  --                       --                    --
   Other class                        $1,509,659              $14,314,542              $754,487
 Due from Hartford Life
  Insurance Company                        2,340                       --                   496
 Receivable from fund shares
  sold                                        --                   24,581                    --
 Other assets                                 --                       --                    --
                                    ------------            -------------            ----------
 Total Assets                          1,511,999               14,339,123               754,983
                                    ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   24,581                    --
 Payable for fund shares
  purchased                                2,340                       --                   496
 Other liabilities                            --                       --                    --
                                    ------------            -------------            ----------
 Total Liabilities                         2,340                   24,581                   496
                                    ------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,509,659              $14,314,542              $754,487
                                    ============            =============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            153,816                1,114,223                71,623
  Unit Fair Values #                       $9.81                   $12.85                $10.53
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                       --                    --
  Unit Fair Values #                          --                       --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       ARIEL
                                    APPRECIATION
                                        FUND               ARIEL FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                            3,690                 2,851
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $135,368              $117,304
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $156,423              $138,494
 Due from Hartford Life
  Insurance Company                          20                    --
 Receivable from fund shares
  sold                                       --                    34
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           156,443               138,528
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    34
 Payable for fund shares
  purchased                                  20                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           20                    34
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $156,423              $138,494
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            11,936                12,368
  Unit Fair Values #                     $13.10                $11.20
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ARTISAN                                       AVE MARIA
                                      MID CAP                AVE MARIA               RISING
                                     VALUE FUND          OPPORTUNITY FUND         DIVIDEND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (17)       SUB-ACCOUNT (23)
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                      --
   Class INV                              94,393                   --                      --
   Other class                            14,596                   14                   1,083
                                    ============              =======               =========
  Cost:
   Class ADV                                  --                   --                      --
   Class INV                          $1,772,851                   --                      --
   Other class                           276,588                 $140                 $13,583
                                    ============              =======               =========
  Market Value:
   Class ADV                                  --                   --                      --
   Class INV                          $1,695,290                   --                      --
   Other class                           493,190                 $150                 $13,546
 Due from Hartford Life
  Insurance Company                           --                   --                      --
 Receivable from fund shares
  sold                                     5,773                   --                       2
 Other assets                                 --                   --                      --
                                    ------------              -------               ---------
 Total Assets                          2,194,253                  150                  13,548
                                    ------------              -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        5,773                   --                       2
 Payable for fund shares
  purchased                                   --                   --                      --
 Other liabilities                            --                   --                      --
                                    ------------              -------               ---------
 Total Liabilities                         5,773                   --                       2
                                    ------------              -------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,188,480                 $150                 $13,546
                                    ============              =======               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            108,837                   13                   1,184
  Unit Fair Values #                      $20.11               $11.66                  $11.44
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                   --                      --
  Unit Fair Values #                          --                   --                      --


                                     AVE MARIA        LIFEPATH 2020  LIFEPATH 2030
                                    GROWTH FUND         PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --             --
   Class INV                                --                   --             --
   Other class                             494              770,475        714,285
                                     =========        =============  =============
  Cost:
   Class ADV                                --                   --             --
   Class INV                                --                   --             --
   Other class                          $8,474          $11,248,729     $9,593,493
                                     =========        =============  =============
  Market Value:
   Class ADV                                --                   --             --
   Class INV                                --                   --             --
   Other class                         $10,159          $11,965,477    $10,301,755
 Due from Hartford Life
  Insurance Company                         --                6,717          1,842
 Receivable from fund shares
  sold                                       9                   --             --
 Other assets                               --                   --             --
                                     ---------        -------------  -------------
 Total Assets                           10,168           11,972,194     10,303,597
                                     ---------        -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          9                   --             --
 Payable for fund shares
  purchased                                 --                6,717          1,842
 Other liabilities                          --                   --             --
                                     ---------        -------------  -------------
 Total Liabilities                           9                6,717          1,842
                                     ---------        -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $10,159          $11,965,477    $10,301,755
                                     =========        =============  =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              814              926,374        901,331
  Unit Fair Values #                    $12.48               $12.92         $11.43
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --             --
  Unit Fair Values #                        --                   --             --

(17) Funded as of September 23, 2010.

(23) Funded as of December 16, 2010.

(24) Funded as of September 8, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               LIFEPATH
                                    LIFEPATH 2040             RETIREMENT
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                            500,503                 405,357
                                     ============            ============
  Cost:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $8,090,252              $4,210,547
                                     ============            ============
  Market Value:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $8,620,115              $4,466,142
 Due from Hartford Life
  Insurance Company                         5,398                  57,695
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           8,625,513               4,523,837
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                 5,398                  57,695
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          5,398                  57,695
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,620,115              $4,466,142
                                     ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             775,430                 357,177
  Unit Fair Values #                       $11.12                  $12.50
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                      --
  Unit Fair Values #                           --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 BLACKROCK
                                   LIFEPATH 2050             BARON                 EQUITY
                                     PORTFOLIO           SMALL CAP FUND        DIVIDEND FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                    --
   Class INV                                --                     --                    --
   Other class                           2,587                 40,155                30,986
                                     =========             ==========            ==========
  Cost:
   Class ADV                                --                     --                    --
   Class INV                                --                     --                    --
   Other class                         $45,351               $821,063              $500,328
                                     =========             ==========            ==========
  Market Value:
   Class ADV                                --                     --                    --
   Class INV                                --                     --                    --
   Other class                         $48,072               $954,885              $542,873
 Due from Hartford Life
  Insurance Company                         96                    131               116,323
 Receivable from fund shares
  sold                                      --                     --                    --
 Other assets                               --                     --                    --
                                     ---------             ----------            ----------
 Total Assets                           48,168                955,016               659,196
                                     ---------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                     --                    --
 Payable for fund shares
  purchased                                 96                    131               116,323
 Other liabilities                          --                     --                    --
                                     ---------             ----------            ----------
 Total Liabilities                          96                    131               116,323
                                     ---------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $48,072               $954,885              $542,873
                                     =========             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            4,227                 64,128                30,772
  Unit Fair Values #                    $11.38                 $14.89                $17.64
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                     --                    --
  Unit Fair Values #                        --                     --                    --

                                     BLACKROCK             BLACKROCK             BLACKROCK
                                      CAPITAL              GOVERNMENT          MID CAP VALUE
                                 APPRECIATION FUND        INCOME FUND            PORTFOLIO
                                 SUB-ACCOUNT (26)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                   --
   Class INV                               --                      --                   --
   Other class                              2                  20,232                5,197
                                      =======              ==========            =========
  Cost:
   Class ADV                               --                      --                   --
   Class INV                               --                      --                   --
   Other class                            $49                $212,765              $54,135
                                      =======              ==========            =========
  Market Value:
   Class ADV                               --                      --                   --
   Class INV                               --                      --                   --
   Other class                            $51                $218,712              $59,459
 Due from Hartford Life
  Insurance Company                        --                      --                  134
 Receivable from fund shares
  sold                                      1                      41                   --
 Other assets                              --                       3                   --
                                      -------              ----------            ---------
 Total Assets                              52                 218,756               59,593
                                      -------              ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                      41                   --
 Payable for fund shares
  purchased                                --                      --                  134
 Other liabilities                         --                      --                   --
                                      -------              ----------            ---------
 Total Liabilities                          1                      41                  134
                                      -------              ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                    $51                $218,715              $59,459
                                      =======              ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               3                  18,670                2,874
  Unit Fair Values #                   $18.58                  $11.72               $20.69
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                      --                   --
  Unit Fair Values #                       --                      --                   --

(25) Funded as of January 20, 2010.

(26) Funded as of November 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            CALVERT SOCIAL
                                    CALVERT VP SRI         INVESTMENT FUND
                                  BALANCED PORTFOLIO       EQUITY PORTFOLIO
                                   SUB-ACCOUNT (27)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                       --
   Class INV                                  --                       --
   Other class                           215,111                   67,696
                                      ==========             ============
  Cost:
   Class ADV                                  --                       --
   Class INV                                  --                       --
   Other class                          $395,112               $1,924,714
                                      ==========             ============
  Market Value:
   Class ADV                                  --                       --
   Class INV                                  --                       --
   Other class                          $364,613               $2,422,847
 Due from Hartford Life
  Insurance Company                           --                       --
 Receivable from fund shares
  sold                                         7                      291
 Other assets                                 --                       --
                                      ----------             ------------
 Total Assets                            364,620                2,423,138
                                      ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            7                      291
 Payable for fund shares
  purchased                                   --                       --
 Other liabilities                            --                       --
                                      ----------             ------------
 Total Liabilities                             7                      291
                                      ----------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $364,613               $2,422,847
                                      ==========             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             36,437                  201,439
  Unit Fair Values #                      $10.01                   $12.03
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                       --
  Unit Fair Values #                          --                       --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(27) Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         CALVERT SOCIAL
                                CALVERT LARGE CAP          INVESTMENT              CALVERT
                                   GROWTH FUND             BOND FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                           5,682                  94,064                56,058
                                    ==========            ============            ==========
  Cost:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $170,092              $1,415,534              $835,720
                                    ==========            ============            ==========
  Market Value:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $161,023              $1,460,811              $891,878
 Due from Hartford Life
  Insurance Company                         --                   2,671                    --
 Receivable from fund shares
  sold                                     498                      --                 3,300
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          161,521               1,463,482               895,178
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        498                      --                 3,300
 Payable for fund shares
  purchased                                 --                   2,671                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                         498                   2,671                 3,300
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $161,023              $1,460,811              $891,878
                                    ==========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           16,472                 125,142                83,070
  Unit Fair Values #                     $9.77                  $11.67                $10.74
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                    --
  Unit Fair Values #                        --                      --                    --

                                     COLUMBIA          COLUMBIA MARSICO          COLUMBIA
                                    CONTRARIAN           21ST CENTURY            SMALL CAP
                                    CORE FUND                FUND              VALUE I FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                     --
   Class INV                                --                   --                     --
   Other class                           9,713                  587                  1,511
                                    ==========              =======              =========
  Cost:
   Class ADV                                --                   --                     --
   Class INV                                --                   --                     --
   Other class                        $118,792               $6,828                $56,427
                                    ==========              =======              =========
  Market Value:
   Class ADV                                --                   --                     --
   Class INV                                --                   --                     --
   Other class                        $138,604               $7,970                $67,626
 Due from Hartford Life
  Insurance Company                         --                   --                     --
 Receivable from fund shares
  sold                                      38                    4                  4,067
 Other assets                               --                   --                     --
                                    ----------              -------              ---------
 Total Assets                          138,642                7,974                 71,693
                                    ----------              -------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         38                    4                  4,067
 Payable for fund shares
  purchased                                 --                   --                     --
 Other liabilities                          --                   --                     --
                                    ----------              -------              ---------
 Total Liabilities                          38                    4                  4,067
                                    ----------              -------              ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $138,604               $7,970                $67,626
                                    ==========              =======              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            7,059                  405                  3,026
  Unit Fair Values #                    $19.63               $19.68                 $22.35
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --                     --
  Unit Fair Values #                        --                   --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                COLUMBIA MARSICO
                                  INTERNATIONAL         COLUMBIA
                                  OPPORTUNITIES         MID CAP
                                     VS FUND           VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                  --
   Class INV                               --                  --
   Other class                          2,145              51,839
                                    =========          ==========
  Cost:
   Class ADV                               --                  --
   Class INV                               --                  --
   Other class                        $31,981            $486,952
                                    =========          ==========
  Market Value:
   Class ADV                               --                  --
   Class INV                               --                  --
   Other class                        $25,308            $697,234
 Due from Hartford Life
  Insurance Company                        --               1,943
 Receivable from fund shares
  sold                                      8                  --
 Other assets                              --                  --
                                    ---------          ----------
 Total Assets                          25,316             699,177
                                    ---------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         8                  --
 Payable for fund shares
  purchased                                --               1,943
 Other liabilities                         --                  --
                                    ---------          ----------
 Total Liabilities                          8               1,943
                                    ---------          ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $25,308            $697,234
                                    =========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           2,242              81,099
  Unit Fair Values #                   $11.28               $8.60
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                  --
  Unit Fair Values #                       --                  --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      COLUMBIA MARSICO          CRM
                                     COLUMBIA              GROWTH             MID CAP
                                    ACORN FUND            VS FUND            VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                  --                  --
   Class INV                                 --                  --               7,348
   Other class                           34,914              20,822                  --
                                   ============          ==========          ==========
  Cost:
   Class ADV                                 --                  --                  --
   Class INV                                 --                  --            $211,473
   Other class                         $885,179            $374,052                  --
                                   ============          ==========          ==========
  Market Value:
   Class ADV                                 --                  --                  --
   Class INV                                 --                  --            $207,440
   Other class                       $1,020,890            $423,520                  --
 Due from Hartford Life
  Insurance Company                          --                  --                  --
 Receivable from fund shares
  sold                                      173                  62               9,632
 Other assets                                --                  --                  --
                                   ------------          ----------          ----------
 Total Assets                         1,021,063             423,582             217,072
                                   ------------          ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         173                  62               9,632
 Payable for fund shares
  purchased                                  --                  --                  --
 Other liabilities                           --                  --                  --
                                   ------------          ----------          ----------
 Total Liabilities                          173                  62               9,632
                                   ------------          ----------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $1,020,890            $423,520            $207,440
                                   ============          ==========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            45,249              41,425              16,210
  Unit Fair Values #                     $22.56              $10.22              $12.80
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                  --                  --
  Unit Fair Values #                         --                  --                  --

                                    COLUMBIA                                 DAVIS
                                   SMALL CAP             DAVIS              NEW YORK
                                  CORE INV OPT      FINANCIAL FUND        VENTURE FUND
                                SUB-ACCOUNT (28)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                         15,858              1,799               150,952
                                   ==========          =========          ============
  Cost:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                       $202,945            $48,237            $4,851,273
                                   ==========          =========          ============
  Market Value:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                       $245,159            $57,150            $5,183,677
 Due from Hartford Life
  Insurance Company                        15                 --                    --
 Receivable from fund shares
  sold                                     --                 18                 8,729
 Other assets                              --                 --                    --
                                   ----------          ---------          ------------
 Total Assets                         245,174             57,168             5,192,406
                                   ----------          ---------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                 18                 8,729
 Payable for fund shares
  purchased                                15                 --                    --
 Other liabilities                         --                 --                    --
                                   ----------          ---------          ------------
 Total Liabilities                         15                 18                 8,729
                                   ----------          ---------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $245,159            $57,150            $5,183,677
                                   ==========          =========          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          19,428              6,273               416,853
  Unit Fair Values #                   $12.62              $9.11                $12.44
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                 --                    --
  Unit Fair Values #                       --                 --                    --

(28) Funded as of August 3, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                                             DREYFUS
                                       DAVIS               BOND MARKET
                                  OPPORTUNITY FUND          INDEX FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                                 --                 246,893
   Other class                           10,943                      --
                                     ==========            ============
  Cost:
   Class ADV                                 --                      --
   Class INV                                 --              $2,579,136
   Other class                         $233,752                      --
                                     ==========            ============
  Market Value:
   Class ADV                                 --                      --
   Class INV                                 --              $2,604,721
   Other class                         $246,989                      --
 Due from Hartford Life
  Insurance Company                          78                      --
 Receivable from fund shares
  sold                                       --                     512
 Other assets                                --                      55
                                     ----------            ------------
 Total Assets                           247,067               2,605,288
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     512
 Payable for fund shares
  purchased                                  78                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           78                     512
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $246,989              $2,604,776
                                     ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            25,990                 230,962
  Unit Fair Values #                      $9.50                  $11.28
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME
                                    GROWTH AND          DREYFUS VIF             DREYFUS
                                      INCOME           APPRECIATION       INTERNATIONAL STOCK
                                    PORTFOLIO            PORTFOLIO            INDEX FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (29)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                 --                     --
   Class INV                            34,359                 --                     --
   Other class                              --                 13                  1,491
                                    ==========            =======              =========
  Cost:
   Class ADV                                --                 --                     --
   Class INV                          $549,884                 --                     --
   Other class                              --               $421                $20,934
                                    ==========            =======              =========
  Market Value:
   Class ADV                                --                 --                     --
   Class INV                          $548,374                 --                     --
   Other class                              --               $460                $22,250
 Due from Hartford Life
  Insurance Company                         --                 --                    140
 Receivable from fund shares
  sold                                     203                 --                     --
 Other assets                               --                 --                     --
                                    ----------            -------              ---------
 Total Assets                          548,577                460                 22,390
                                    ----------            -------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        203                 --                     --
 Payable for fund shares
  purchased                                 --                 --                    140
 Other liabilities                          --                 --                     --
                                    ----------            -------              ---------
 Total Liabilities                         203                 --                    140
                                    ----------            -------              ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $548,374               $460                $22,250
                                    ==========            =======              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           42,579                 42                  2,090
  Unit Fair Values #                    $12.88             $11.04                 $10.65
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                 --                     --
  Unit Fair Values #                        --                 --                     --


                                      DREYFUS                DREYFUS
                                       MIDCAP             SMALLCAP STOCK           DREYFUS
                                     INDEX FUND             INDEX FUND         SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (30)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                  --
   Class INV                                  --                    --                  --
   Other class                            40,783                37,437                 583
                                    ============            ==========             =======
  Cost:
   Class ADV                                  --                    --                  --
   Class INV                                  --                    --                  --
   Other class                          $908,547              $634,672              $7,694
                                    ============            ==========             =======
  Market Value:
   Class ADV                                  --                    --                  --
   Class INV                                  --                    --                  --
   Other class                        $1,137,042              $764,469              $9,526
 Due from Hartford Life
  Insurance Company                          255                   410                  --
 Receivable from fund shares
  sold                                        --                    --                   3
 Other assets                                 --                    --                  --
                                    ------------            ----------             -------
 Total Assets                          1,137,297               764,879               9,529
                                    ------------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                   3
 Payable for fund shares
  purchased                                  255                   410                  --
 Other liabilities                            --                    --                  --
                                    ------------            ----------             -------
 Total Liabilities                           255                   410                   3
                                    ------------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,137,042              $764,469              $9,526
                                    ============            ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             89,611                61,276                 959
  Unit Fair Values #                      $12.69                $12.48               $9.93
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                  --
  Unit Fair Values #                          --                    --                  --

(29) Funded as of January 4, 2010.

(30) Formerly Dreyfus Small Cap Value Fund. Change effective February 12, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO       BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                             73                 16,699
                                      =======             ==========
  Cost:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                         $1,306               $183,650
                                      =======             ==========
  Market Value:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                         $1,438               $192,873
 Due from Hartford Life
  Insurance Company                        --                     --
 Receivable from fund shares
  sold                                     --                      4
 Other assets                              --                     --
                                      -------             ----------
 Total Assets                           1,438                192,877
                                      -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      4
 Payable for fund shares
  purchased                                --                     --
 Other liabilities                         --                     --
                                      -------             ----------
 Total Liabilities                         --                      4
                                      -------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,438               $192,873
                                      =======             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             142                 15,861
  Unit Fair Values #                   $10.14                 $12.16
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                     --
  Unit Fair Values #                       --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE DREYFUS                                      DREYFUS
                                     SOCIALLY                DREYFUS               INTERMEDIATE
                                    RESPONSIBLE              S&P 500                   TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                       --                      --
   Class INV                                --                       --                      --
   Other class                             363                   76,591                 117,894
                                     =========             ============            ============
  Cost:
   Class ADV                                --                       --                      --
   Class INV                                --                       --                      --
   Other class                          $9,376               $2,265,055              $1,471,717
                                     =========             ============            ============
  Market Value:
   Class ADV                                --                       --                      --
   Class INV                                --                       --                      --
   Other class                         $10,839               $2,647,912              $1,542,052
 Due from Hartford Life
  Insurance Company                         --                    2,026                      --
 Receivable from fund shares
  sold                                      --                       --                     101
 Other assets                               --                       --                      34
                                     ---------             ------------            ------------
 Total Assets                           10,839                2,649,938               1,542,187
                                     ---------             ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                       --                     101
 Payable for fund shares
  purchased                                 --                    2,026                      --
 Other liabilities                          --                       --                      --
                                     ---------             ------------            ------------
 Total Liabilities                          --                    2,026                     101
                                     ---------             ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $10,839               $2,647,912              $1,542,086
                                     =========             ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              977                  282,431                 132,866
  Unit Fair Values #                    $11.09                    $9.38                  $11.61
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                       --                      --
  Unit Fair Values #                        --                       --                      --

                                                                                 EATON VANCE
                                    EATON VANCE            EATON VANCE            WORLDWIDE
                                     LARGE-CAP               DIVIDEND               HEALTH
                                     VALUE FUND            BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                           343,710                76,204                18,213
                                    ============            ==========            ==========
  Cost:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $5,382,676              $745,189              $162,848
                                    ============            ==========            ==========
  Market Value:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $6,262,392              $765,852              $170,288
 Due from Hartford Life
  Insurance Company                           --                    --                    35
 Receivable from fund shares
  sold                                     3,519                   205                    --
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          6,265,911               766,057               170,323
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3,519                   205                    --
 Payable for fund shares
  purchased                                   --                    --                    35
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                         3,519                   205                    35
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,262,392              $765,852              $170,288
                                    ============            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            726,068                85,853                14,816
  Unit Fair Values #                       $8.63                 $8.92                $11.49
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                    --
  Unit Fair Values #                          --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   EATON VANCE
                                   INCOME FUND         EATON VANCE
                                    OF BOSTON         BALANCE FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT (31)
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                 --
   Class INV                                --                 --
   Other class                         168,119              2,877
                                    ==========          =========
  Cost:
   Class ADV                                --                 --
   Class INV                                --                 --
   Other class                        $946,153            $19,184
                                    ==========          =========
  Market Value:
   Class ADV                                --                 --
   Class INV                                --                 --
   Other class                        $981,812            $19,966
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                      72                  3
 Other assets                               16                 --
                                    ----------          ---------
 Total Assets                          981,900             19,969
                                    ----------          ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         72                  3
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                    ----------          ---------
 Total Liabilities                          72                  3
                                    ----------          ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $981,828            $19,966
                                    ==========          =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           78,560              1,299
  Unit Fair Values #                    $12.50             $15.37
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                 --
  Unit Fair Values #                        --                 --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(31) Funded as of March 9, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        WELLS FARGO
                                                     WELLS FARGO         ADVANTAGE
                                  WELLS FARGO         ADVANTAGE           EMERGING
                                ADVANTAGE ASSET     INTERNATIONAL         MARKETS
                                ALLOCATION FUND      EQUITY FUND        EQUITY FUND
                               SUB-ACCOUNT (32)   SUB-ACCOUNT (33)    SUB-ACCOUNT (34)
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                 --                  --
   Class INV                              --                 --                  --
   Other class                         7,824              3,157              19,888
                                   =========          =========          ==========
  Cost:
   Class ADV                              --                 --                  --
   Class INV                              --                 --                  --
   Other class                       $92,749            $30,114            $386,445
                                   =========          =========          ==========
  Market Value:
   Class ADV                              --                 --                  --
   Class INV                              --                 --                  --
   Other class                       $93,967            $34,479            $454,636
 Due from Hartford Life
  Insurance Company                       --                 --                 885
 Receivable from fund shares
  sold                                    18                  4                  --
 Other assets                             --                 --                  --
                                   ---------          ---------          ----------
 Total Assets                         93,985             34,483             455,521
                                   ---------          ---------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       18                  4                  --
 Payable for fund shares
  purchased                               --                 --                 885
 Other liabilities                        --                  1                  --
                                   ---------          ---------          ----------
 Total Liabilities                        18                  5                 885
                                   ---------          ---------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $93,967            $34,478            $454,636
                                   =========          =========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          8,469              3,468              18,947
  Unit Fair Values #                  $11.10              $9.94              $23.99
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                 --                  --
  Unit Fair Values #                      --                 --                  --


                                   WELLS FARGO          ALGER CAPITAL
                               ADVANTAGE UTILITY &       APPRECIATION        ALGER MID CAP
                                TELECOMMUNICATION       INSTITUTIONAL            GROWTH
                                       FUND               PORTFOLIO        INSTITUTIONAL FUND
                                 SUB-ACCOUNT (35)        SUB-ACCOUNT        SUB-ACCOUNT (36)
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                          1,578                 130,635              63,290
                                    =========            ============          ==========
  Cost:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                        $17,993              $2,269,088            $844,025
                                    =========            ============          ==========
  Market Value:
   Class ADV                               --                      --                  --
   Class INV                               --                      --                  --
   Other class                        $18,749              $2,705,446            $898,717
 Due from Hartford Life
  Insurance Company                        --                     762                  --
 Receivable from fund shares
  sold                                      7                      --                 187
 Other assets                              --                      --                  --
                                    ---------            ------------          ----------
 Total Assets                          18,756               2,706,208             898,904
                                    ---------            ------------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         7                      --                 187
 Payable for fund shares
  purchased                                --                     762                  --
 Other liabilities                         --                      --                  --
                                    ---------            ------------          ----------
 Total Liabilities                          7                     762                 187
                                    ---------            ------------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $18,749              $2,705,446            $898,717
                                    =========            ============          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,318                 237,198              91,684
  Unit Fair Values #                   $14.23                  $11.41               $9.80
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                      --                  --
  Unit Fair Values #                       --                      --                  --

(32) Formerly Evergreen Asset Allocation Fund. Change effective July 16, 2010.

(33) Formerly Evergreen International Equity Fund. Change effective July 16,
     2010.

(34) Formerly Evergreen Emerging Markets Growth Fund. Change effective July 16, 2010.

(35) Formerly Evergreen Utility & Telecommunications Fund. Change effective July 16, 2010.

(36) Formerly Alger MidCap Growth Institutional Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                  ALGER SMALL CAP        FIRST AMERICAN
                                       GROWTH               MID CAP
                                 INSTITUTIONAL FUND        INDEX FUND
                                  SUB-ACCOUNT (37)      SUB-ACCOUNT (38)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                            4,163                31,712
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                          $89,497              $340,885
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $115,907              $413,839
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       50                   240
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           115,957               414,079
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          50                   240
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           50                   240
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $115,907              $413,839
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            11,560                33,685
  Unit Fair Values #                     $10.03                $12.29
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(37) Formerly Alger SmallCap Growth Institutional Fund. Change effective March 1, 2010.

(38) Funded as of August 20, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIRST AMERICAN       FIRST AMERICAN          FIDELITY
                                  EQUITY INDEX        MID CAP GROWTH       ADVISOR EQUITY
                                     INV OPT           OPPS INV OPT          GROWTH FUND
                                SUB-ACCOUNT (39)     SUB-ACCOUNT (40)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                   --                    --
   Class INV                              --                   --                    --
   Other class                            98                   16                 1,702
                                     =======              =======             =========
  Cost:
   Class ADV                              --                   --                    --
   Class INV                              --                   --                    --
   Other class                        $2,171                 $581               $74,975
                                     =======              =======             =========
  Market Value:
   Class ADV                              --                   --                    --
   Class INV                              --                   --                    --
   Other class                        $2,099                 $637               $91,511
 Due from Hartford Life
  Insurance Company                       --                   --                    --
 Receivable from fund shares
  sold                                     3                    3                    57
 Other assets                             --                   --                    --
                                     -------              -------             ---------
 Total Assets                          2,102                  640                91,568
                                     -------              -------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3                    3                    57
 Payable for fund shares
  purchased                               --                   --                    --
 Other liabilities                        --                   --                    --
                                     -------              -------             ---------
 Total Liabilities                         3                    3                    57
                                     -------              -------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,099                 $637               $91,511
                                     =======              =======             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            184                   50                 9,540
  Unit Fair Values #                  $11.43               $12.82                 $9.59
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                   --                    --
  Unit Fair Values #                      --                   --                    --

                                                            FIDELITY
                                                            ADVISOR
                                     FIDELITY              LEVERAGED                 FIDELITY
                                  ADVISOR VALUE             COMPANY               ADVISOR DYNAMIC
                                 STRATEGIES FUND           STOCK FUND          CAP APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                     --
   Class INV                                --                      --                     --
   Other class                          17,464                  49,643                    283
                                    ==========            ============                =======
  Cost:
   Class ADV                                --                      --                     --
   Class INV                                --                      --                     --
   Other class                        $503,555              $1,195,965                 $4,128
                                    ==========            ============                =======
  Market Value:
   Class ADV                                --                      --                     --
   Class INV                                --                      --                     --
   Other class                        $452,131              $1,678,921                 $5,290
 Due from Hartford Life
  Insurance Company                         --                      --                     --
 Receivable from fund shares
  sold                                       4                     149                     12
 Other assets                               --                      --                     --
                                    ----------            ------------                -------
 Total Assets                          452,135               1,679,070                  5,302
                                    ----------            ------------                -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          4                     149                     12
 Payable for fund shares
  purchased                                 --                      --                     --
 Other liabilities                          --                      --                     --
                                    ----------            ------------                -------
 Total Liabilities                           4                     149                     12
                                    ----------            ------------                -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $452,131              $1,678,921                 $5,290
                                    ==========            ============                =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           27,329                 184,830                    575
  Unit Fair Values #                    $16.54                   $9.08                  $9.21
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                     --
  Unit Fair Values #                        --                      --                     --

(39) Funded as of December 3, 2010.

(40) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FEDERATED              FEDERATED
                                       CAPITAL                EQUITY
                                  APPRECIATION FUND      INCOME FUND, INC
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                             417                   1,500
                                       =======               =========
  Cost:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                          $7,191                 $21,791
                                       =======               =========
  Market Value:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                          $7,939                 $25,717
 Due from Hartford Life
  Insurance Company                         --                      --
 Receivable from fund shares
  sold                                       4                      10
 Other assets                               --                      --
                                       -------               ---------
 Total Assets                            7,943                  25,727
                                       -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          4                      10
 Payable for fund shares
  purchased                                 --                      --
 Other liabilities                          --                      --
                                       -------               ---------
 Total Liabilities                           4                      10
                                       -------               ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $7,939                 $25,717
                                       =======               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              714                   2,517
  Unit Fair Values #                    $11.12                  $10.22
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --
  Unit Fair Values #                        --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FEDERATED             FEDERATED
                                  FUND FOR U.S.            MID CAP             FEDERATED
                                    GOVERNMENT             GROWTH             HIGH INCOME
                                 SECURITIES FUND       STRATEGIES FUND         BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                          37,720                1,276                4,788
                                    ==========            =========            =========
  Cost:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                        $291,402              $44,607              $26,586
                                    ==========            =========            =========
  Market Value:
   Class ADV                                --                   --                   --
   Class INV                                --                   --                   --
   Other class                        $293,087              $44,716              $36,297
 Due from Hartford Life
  Insurance Company                      1,254                   --                   --
 Receivable from fund shares
  sold                                      --                   13                    7
 Other assets                               --                   --                   --
                                    ----------            ---------            ---------
 Total Assets                          294,341               44,729               36,304
                                    ----------            ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   13                    7
 Payable for fund shares
  purchased                              1,254                   --                   --
 Other liabilities                          --                   --                   --
                                    ----------            ---------            ---------
 Total Liabilities                       1,254                   13                    7
                                    ----------            ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $293,087              $44,716              $36,297
                                    ==========            =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           24,547                4,116                2,711
  Unit Fair Values #                    $11.94               $10.87               $13.39
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --                   --
  Unit Fair Values #                        --                   --                   --


                                                            FEDERATED             FEDERATED
                                     FEDERATED              SHORT-TERM           TOTAL RETURN
                                    KAUFMAN FUND           INCOME FUND            BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                           639,181                35,173                28,428
                                    ============            ==========            ==========
  Cost:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $2,843,525              $291,840              $307,614
                                    ============            ==========            ==========
  Market Value:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $3,515,497              $302,135              $316,969
 Due from Hartford Life
  Insurance Company                          594                    50                   170
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                 --                     2                    13
                                    ------------            ----------            ----------
 Total Assets                          3,516,091               302,187               317,152
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    --
 Payable for fund shares
  purchased                                  594                    50                   170
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                           594                    50                   170
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,515,497              $302,137              $316,982
                                    ============            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            332,161                23,547                23,597
  Unit Fair Values #                      $10.58                $12.83                $13.43
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                    --
  Unit Fair Values #                          --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FEDERATED          FEDERATED
                                     CLOVER          INTERNATIONAL
                                   VALUE FUND        LEADERS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                 --
   Class INV                              --                 --
   Other class                             8                 56
                                     =======            =======
  Cost:
   Class ADV                              --                 --
   Class INV                              --                 --
   Other class                          $105             $1,208
                                     =======            =======
  Market Value:
   Class ADV                              --                 --
   Class INV                              --                 --
   Other class                          $117             $1,440
 Due from Hartford Life
  Insurance Company                       --                 --
 Receivable from fund shares
  sold                                     1                  1
 Other assets                             --                 --
                                     -------            -------
 Total Assets                            118              1,441
                                     -------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1                  1
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                     -------            -------
 Total Liabilities                         1                  1
                                     -------            -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $117             $1,440
                                     =======            =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             10                124
  Unit Fair Values #                  $11.82             $11.62
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                 --
  Unit Fair Values #                      --                 --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP
                                      GROWTH            FIDELITY VIP          FIDELITY VIP
                                  OPPORTUNITIES           OVERSEAS          VALUE STRATEGIES
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                          25,084                2,561                13,109
                                    ==========            =========            ==========
  Cost:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                        $513,450              $44,131              $101,983
                                    ==========            =========            ==========
  Market Value:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                        $449,503              $42,955              $127,682
 Due from Hartford Life
  Insurance Company                         --                   --                    --
 Receivable from fund shares
  sold                                       9                    1                     2
 Other assets                               --                   --                    --
                                    ----------            ---------            ----------
 Total Assets                          449,512               42,956               127,684
                                    ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          9                    1                     2
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                    ----------            ---------            ----------
 Total Liabilities                           9                    1                     2
                                    ----------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $449,503              $42,955              $127,682
                                    ==========            =========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           42,204                4,262                11,704
  Unit Fair Values #                    $10.65               $10.08                $10.91
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --                    --
  Unit Fair Values #                        --                   --                    --

                                                         FIDELITY VIP
                                   FIDELITY VIP            GROWTH &           FIDELITY VIP
                                     BALANCED               INCOME            FREEDOM 2020
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (42)
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                  --
   Class INV                                --                    --                  --
   Other class                          40,934                11,753                 775
                                    ==========            ==========             =======
  Cost:
   Class ADV                                --                    --                  --
   Class INV                                --                    --                  --
   Other class                        $550,690              $164,967              $7,322
                                    ==========            ==========             =======
  Market Value:
   Class ADV                                --                    --                  --
   Class INV                                --                    --                  --
   Other class                        $634,473              $148,436              $8,177
 Due from Hartford Life
  Insurance Company                         --                    --                  --
 Receivable from fund shares
  sold                                   1,918                     3                  --
 Other assets                               --                    --                  --
                                    ----------            ----------             -------
 Total Assets                          636,391               148,439               8,177
                                    ----------            ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      1,918                     3                  --
 Payable for fund shares
  purchased                                 --                    --                  --
 Other liabilities                          --                    --                  --
                                    ----------            ----------             -------
 Total Liabilities                       1,918                     3                  --
                                    ----------            ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $634,473              $148,436              $8,177
                                    ==========            ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           46,103                15,126                 484
  Unit Fair Values #                    $12.05                 $9.81              $16.88
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            6,558                    --                  --
  Unit Fair Values #                    $12.05                    --                  --

(42) Funded as of February 26, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2030           FREEDOM 2015
                                      PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (43)       SUB-ACCOUNT (44)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                            3,105                 19,079
                                      =========             ==========
  Cost:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                          $28,452               $194,795
                                      =========             ==========
  Market Value:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                          $31,607               $203,193
 Due from Hartford Life
  Insurance Company                          --                     --
 Receivable from fund shares
  sold                                       12                      5
 Other assets                                --                     --
                                      ---------             ----------
 Total Assets                            31,619                203,198
                                      ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          12                      5
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                      ---------             ----------
 Total Liabilities                           12                      5
                                      ---------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $31,607               $203,193
                                      =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             1,763                 12,851
  Unit Fair Values #                     $17.93                 $15.81
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                     --
  Unit Fair Values #                         --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(43) Funded as of April 30, 2010.

(44) Funded as of March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY VIP             TEMPLETON               TEMPLETON
                                  FREEDOM 2025              GLOBAL                 DEVELOPING
                                    PORTFOLIO         OPPORTUNITIES TRUST        MARKETS TRUST
                                SUB-ACCOUNT (45)       SUB-ACCOUNT (46)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                     --                         --
   Class INV                              --                     --                         --
   Other class                            52                    503                     55,463
                                     =======                =======               ============
  Cost:
   Class ADV                              --                     --                         --
   Class INV                              --                     --                         --
   Other class                          $525                 $7,887                 $1,310,296
                                     =======                =======               ============
  Market Value:
   Class ADV                              --                     --                         --
   Class INV                              --                     --                         --
   Other class                          $546                 $8,920                 $1,415,974
 Due from Hartford Life
  Insurance Company                       --                     --                         --
 Receivable from fund shares
  sold                                    --                      5                         23
 Other assets                             --                     --                         --
                                     -------                -------               ------------
 Total Assets                            546                  8,925                  1,415,997
                                     -------                -------               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                      5                         23
 Payable for fund shares
  purchased                               --                     --                         --
 Other liabilities                        --                     --                         --
                                     -------                -------               ------------
 Total Liabilities                        --                      5                         23
                                     -------                -------               ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $546                 $8,920                 $1,415,974
                                     =======                =======               ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             31                    515                    110,832
  Unit Fair Values #                  $17.36                 $17.30                     $12.78
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                     --                         --
  Unit Fair Values #                      --                     --                         --

                                     FRANKLIN               FRANKLIN               TEMPLETON
                                       HIGH                STRATEGIC                 GLOBAL
                                   INCOME FUND            INCOME FUND              BOND FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                         117,441                 187,972                 153,868
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $214,692              $1,838,854              $1,944,596
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $234,881              $1,958,670              $2,091,069
 Due from Hartford Life
  Insurance Company                         --                   1,308                     260
 Receivable from fund shares
  sold                                     128                      --                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          235,009               1,959,978               2,091,329
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        128                      --                      --
 Payable for fund shares
  purchased                                 --                   1,308                     260
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                         128                   1,308                     260
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $234,881              $1,958,670              $2,091,069
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           18,004                 155,101                 136,535
  Unit Fair Values #                    $13.05                  $12.63                  $15.32
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                      --
  Unit Fair Values #                        --                      --                      --

(45) Funded as of August 19, 2010.

(46) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN
                                  U.S. GOVERNMENT           SMALL CAP
                                  SECURITIES FUND           VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                          130,786                  36,627
                                     ==========            ============
  Cost:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $869,256              $1,344,039
                                     ==========            ============
  Market Value:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $884,112              $1,633,573
 Due from Hartford Life
  Insurance Company                      15,033                   6,433
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           899,145               1,640,006
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                              15,033                   6,433
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                       15,033                   6,433
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $884,112              $1,633,573
                                     ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            71,198                 114,280
  Unit Fair Values #                     $12.42                  $14.29
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MUTUAL                TEMPLETON                FRANKLIN
                                   DISCOVERY FUND           GROWTH FUND             INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                           243,392                 100,198               3,052,861
                                    ============            ============            ============
  Cost:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $6,456,128              $1,803,980              $6,158,455
                                    ============            ============            ============
  Market Value:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $7,104,620              $1,782,517              $6,655,238
 Due from Hartford Life
  Insurance Company                      237,930                      --                      --
 Receivable from fund shares
  sold                                        --                   2,285                  26,422
 Other assets                                 --                       3                      --
                                    ------------            ------------            ------------
 Total Assets                          7,342,550               1,784,805               6,681,660
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   1,723                  26,422
 Payable for fund shares
  purchased                              237,930                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                       237,930                   1,723                  26,422
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,104,620              $1,783,082              $6,655,238
                                    ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            701,706                 170,628                 601,038
  Unit Fair Values #                      $10.12                  $10.45                  $11.07
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                      --
  Unit Fair Values #                          --                      --                      --

                                                             FRANKLIN               FRANKLIN
                                      FRANKLIN                TOTAL              BALANCE SHEET
                                    GROWTH FUND            RETURN FUND          INVESTMENT FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                            26,070                22,258                  62,163
                                    ============            ==========            ============
  Cost:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                          $959,007              $213,339              $3,180,084
                                    ============            ==========            ============
  Market Value:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                        $1,163,766              $224,133              $2,935,929
 Due from Hartford Life
  Insurance Company                           --                    --                      --
 Receivable from fund shares
  sold                                       512                    76                  19,383
 Other assets                                 --                     7                      --
                                    ------------            ----------            ------------
 Total Assets                          1,164,278               224,216               2,955,312
                                    ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          512                    76                  19,383
 Payable for fund shares
  purchased                                   --                    --                      --
 Other liabilities                            --                    --                      --
                                    ------------            ----------            ------------
 Total Liabilities                           512                    76                  19,383
                                    ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,163,766              $224,140              $2,935,929
                                    ============            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            107,847                18,012                 167,869
  Unit Fair Values #                      $10.79                $12.44                  $17.49
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                      --
  Unit Fair Values #                          --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          FRANKLIN
                                      MUTUAL               MUTUAL
                                   BEACON FUND          SHARES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --
   Class INV                                --                    --
   Other class                          80,353               198,383
                                    ==========          ============
  Cost:
   Class ADV                                --                    --
   Class INV                                --                    --
   Other class                        $929,263            $4,390,539
                                    ==========          ============
  Market Value:
   Class ADV                                --                    --
   Class INV                                --                    --
   Other class                        $983,525            $4,094,623
 Due from Hartford Life
  Insurance Company                      1,025                    --
 Receivable from fund shares
  sold                                      --                   715
 Other assets                               --                    --
                                    ----------          ------------
 Total Assets                          984,550             4,095,338
                                    ----------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   715
 Payable for fund shares
  purchased                              1,025                    --
 Other liabilities                          --                    --
                                    ----------          ------------
 Total Liabilities                       1,025                   715
                                    ----------          ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $983,525            $4,094,623
                                    ==========          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          109,930               320,549
  Unit Fair Values #                     $8.95                $12.77
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --
  Unit Fair Values #                        --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FRANKLIN              FRANKLIN
                                     FRANKLIN             TEMPLETON             TEMPLETON
                                  SMALL-MID CAP          CONSERVATIVE             GROWTH
                                   GROWTH FUND         ALLOCATION FUND       ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (47)      SUB-ACCOUNT (48)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                          138,252               155,079               218,526
                                   ============          ============          ============
  Cost:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                       $4,578,109            $1,863,768            $2,777,205
                                   ============          ============          ============
  Market Value:
   Class ADV                                 --                    --                    --
   Class INV                                 --                    --                    --
   Other class                       $5,158,186            $2,130,779            $3,332,518
 Due from Hartford Life
  Insurance Company                          --                    --                    --
 Receivable from fund shares
  sold                                   11,744                   629                 2,148
 Other assets                                --                    --                    --
                                   ------------          ------------          ------------
 Total Assets                         5,169,930             2,131,408             3,334,666
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      11,744                   629                 2,148
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                            1                    --                    --
                                   ------------          ------------          ------------
 Total Liabilities                       11,745                   629                 2,148
                                   ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $5,158,185            $2,130,779            $3,332,518
                                   ============          ============          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           513,920               184,450               295,709
  Unit Fair Values #                     $10.04                $11.55                $11.27
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --                    --
  Unit Fair Values #                         --                    --                    --

                                     FRANKLIN                            FRANKLIN
                                    TEMPLETON                         SMALL-MID CAP
                                     MODERATE          TEMPLETON          GROWTH
                                 ALLOCATION FUND     FOREIGN FUND    SECURITIES FUND
                                 SUB-ACCOUNT (49)     SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                 --              --
   Class INV                                 --                 --              --
   Other class                          341,256          1,661,816           8,692
                                   ============      =============      ==========
  Cost:
   Class ADV                                 --                 --              --
   Class INV                                 --                 --              --
   Other class                       $4,312,926        $12,221,358        $181,522
                                   ============      =============      ==========
  Market Value:
   Class ADV                                 --                 --              --
   Class INV                                 --                 --              --
   Other class                       $4,849,250        $11,599,474        $193,048
 Due from Hartford Life
  Insurance Company                       4,321             21,010              --
 Receivable from fund shares
  sold                                       --                 --               4
 Other assets                                --                 --              --
                                   ------------      -------------      ----------
 Total Assets                         4,853,571         11,620,484         193,052
                                   ------------      -------------      ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                 --               4
 Payable for fund shares
  purchased                               4,321             21,010              --
 Other liabilities                           --                 --              --
                                   ------------      -------------      ----------
 Total Liabilities                        4,321             21,010               4
                                   ------------      -------------      ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $4,849,250        $11,599,474        $193,048
                                   ============      =============      ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           413,686            642,064          15,768
  Unit Fair Values #                     $11.72             $18.07          $12.24
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                 --              --
  Unit Fair Values #                         --                 --              --

(47) Formerly Franklin Templeton Conservative Target. Change effective May 1, 2010.

(48) Formerly Franklin Templeton Growth Target Fund. Change effective May 1,
     2010.

(49) Formerly Franklin Templeton Moderate Target Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    GE PREMIER
                                      GROWTH            GOLDMAN SACHS
                                    EQUITY FUND         BALANCED FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --
   Class INV                                --                   --
   Other class                           2,062                5,231
                                     =========            =========
  Cost:
   Class ADV                                --                   --
   Class INV                                --                   --
   Other class                         $36,172              $81,517
                                     =========            =========
  Market Value:
   Class ADV                                --                   --
   Class INV                                --                   --
   Other class                         $44,111              $97,714
 Due from Hartford Life
  Insurance Company                          3                   --
 Receivable from fund shares
  sold                                      --                   35
 Other assets                               --                   --
                                     ---------            ---------
 Total Assets                           44,114               97,749
                                     ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   35
 Payable for fund shares
  purchased                                  3                   --
 Other liabilities                          --                   --
                                     ---------            ---------
 Total Liabilities                           3                   35
                                     ---------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $44,111              $97,714
                                     =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            3,782                8,282
  Unit Fair Values #                    $11.66               $11.80
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --
  Unit Fair Values #                        --                   --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS        GOLDMAN SACHS       GOLDMAN SACHS
                                     CAPITAL            CORE FIXED        STRUCTURED U.S.
                                   GROWTH FUND          INCOME FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                            575                5,017                 15
                                    =========            =========             ======
  Cost:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                        $10,855              $45,687               $290
                                    =========            =========             ======
  Market Value:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                        $12,178              $49,165               $342
 Due from Hartford Life
  Insurance Company                        --                   --                 --
 Receivable from fund shares
  sold                                     12                   59                  1
 Other assets                              --                   --                 --
                                    ---------            ---------             ------
 Total Assets                          12,190               49,224                343
                                    ---------            ---------             ------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        12                   59                  1
 Payable for fund shares
  purchased                                --                   --                 --
 Other liabilities                         --                   74                 --
                                    ---------            ---------             ------
 Total Liabilities                         12                  133                  1
                                    ---------            ---------             ------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $12,178              $49,091               $342
                                    =========            =========             ======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,146                4,241                 39
  Unit Fair Values #                   $10.63               $11.57              $8.89
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                   --                 --
  Unit Fair Values #                       --                   --                 --

                                   GOLDMAN SACHS           GOLDMAN SACHS           GOLDMAN SACHS
                                     GOVERNMENT               GROWTH &                 GROWTH
                                    INCOME FUND             INCOME FUND          OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --                     --
   Other class                           143,318                  49,712                 10,424
                                    ============            ============             ==========
  Cost:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --                     --
   Other class                        $2,175,181              $1,000,571               $171,295
                                    ============            ============             ==========
  Market Value:
   Class ADV                                  --                      --                     --
   Class INV                                  --                      --                     --
   Other class                        $2,148,342              $1,044,937               $239,335
 Due from Hartford Life
  Insurance Company                        3,241                      --                     --
 Receivable from fund shares
  sold                                        --                     102                     86
 Other assets                                 19                      --                     --
                                    ------------            ------------             ----------
 Total Assets                          2,151,602               1,045,039                239,421
                                    ------------            ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     102                     86
 Payable for fund shares
  purchased                                3,241                      --                     --
 Other liabilities                             1                      --                     --
                                    ------------            ------------             ----------
 Total Liabilities                         3,242                     102                     86
                                    ------------            ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,148,360              $1,044,937               $239,335
                                    ============            ============             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            177,236                 126,514                 19,828
  Unit Fair Values #                      $12.12                   $8.26                 $12.07
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                     --
  Unit Fair Values #                          --                      --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS
                                  CONCENTRATED         GOLDMAN SACHS
                                  INTERNATIONAL           MID CAP
                                   EQUITY FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                      --
   Class INV                              --                      --
   Other class                           403                 138,413
                                     =======            ============
  Cost:
   Class ADV                              --                      --
   Class INV                              --                      --
   Other class                        $6,144              $5,007,075
                                     =======            ============
  Market Value:
   Class ADV                              --                      --
   Class INV                              --                      --
   Other class                        $6,810              $4,969,035
 Due from Hartford Life
  Insurance Company                       54                   4,316
 Receivable from fund shares
  sold                                    --                      --
 Other assets                             --                      --
                                     -------            ------------
 Total Assets                          6,864               4,973,351
                                     -------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                      --
 Payable for fund shares
  purchased                               54                   4,316
 Other liabilities                        --                      --
                                     -------            ------------
 Total Liabilities                        54                   4,316
                                     -------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $6,810              $4,969,035
                                     =======            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            824                 234,787
  Unit Fair Values #                   $8.26                  $21.16
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                      --
  Unit Fair Values #                      --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS         GOLDMAN SACHS        GOLDMAN SACHS
                                     SMALL CAP             STRATEGIC               HIGH
                                     VALUE FUND           GROWTH FUND           YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                 --                      --
   Class INV                                  --                 --                      --
   Other class                            45,155                500                 302,171
                                    ============            =======            ============
  Cost:
   Class ADV                                  --                 --                      --
   Class INV                                  --                 --                      --
   Other class                        $1,435,692             $4,220              $2,139,354
                                    ============            =======            ============
  Market Value:
   Class ADV                                  --                 --                      --
   Class INV                                  --                 --                      --
   Other class                        $1,783,178             $5,082              $2,199,804
 Due from Hartford Life
  Insurance Company                          405                 --                   1,979
 Receivable from fund shares
  sold                                        --                  4                      24
 Other assets                                 --                 --                      58
                                    ------------            -------            ------------
 Total Assets                          1,783,583              5,086               2,201,865
                                    ------------            -------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  4                      --
 Payable for fund shares
  purchased                                  405                 --                   1,979
 Other liabilities                            --                 --                      --
                                    ------------            -------            ------------
 Total Liabilities                           405                  4                   1,979
                                    ------------            -------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,783,178             $5,082              $2,199,886
                                    ============            =======            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            167,358                469                 161,051
  Unit Fair Values #                      $10.65             $10.84                  $13.66
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                 --                      --
  Unit Fair Values #                          --                 --                      --

                                  GOLDMAN SACHS         GOLDMAN SACHS           JOHN HANCOCK
                                    LARGE CAP           SMALL/MID CAP            SMALL CAP
                                    VALUE FUND           GROWTH FUND            EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                          21,139                31,822                  52,795
                                    ==========            ==========            ============
  Cost:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $218,684              $387,324                $961,642
                                    ==========            ==========            ============
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $249,229              $469,059              $1,302,980
 Due from Hartford Life
  Insurance Company                         --                    --                  35,015
 Receivable from fund shares
  sold                                      72                   104                      --
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          249,301               469,163               1,337,995
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         72                   104                      --
 Payable for fund shares
  purchased                                 --                    --                  35,015
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                          72                   104                  35,015
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $249,229              $469,059              $1,302,980
                                    ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           30,110                20,951                 100,307
  Unit Fair Values #                     $8.28                $22.39                  $12.99
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                      --
  Unit Fair Values #                        --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD             TOTAL
                                       ADVISERS          RETURN BOND
                                       HLS FUND           HLS FUND
                                   SUB-ACCOUNT (50)      SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                  --
   Class INV                                   --                  --
   Other class                            424,332           2,601,185
                                     ============       =============
  Cost:
   Class ADV                                   --                  --
   Class INV                                   --                  --
   Other class                         $9,043,825         $29,412,253
                                     ============       =============
  Market Value:
   Class ADV                                   --                  --
   Class INV                                   --                  --
   Other class                         $8,199,270         $28,333,768
 Due from Hartford Life
  Insurance Company                            --                  --
 Receivable from fund shares
  sold                                        117             105,818
 Other assets                                  --                  --
                                     ------------       -------------
 Total Assets                           8,199,387          28,439,586
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           117             105,818
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                  --
                                     ------------       -------------
 Total Liabilities                            117             105,818
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,199,270         $28,333,768
                                     ============       =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             737,012           2,022,150
  Unit Fair Values #                       $11.13              $13.93
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --              13,445
  Unit Fair Values #                           --              $11.81

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(50) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD       HARTFORD
                                  CAPITAL       DIVIDEND           HARTFORD
                               APPRECIATION    AND GROWTH      GLOBAL RESEARCH
                                 HLS FUND       HLS FUND           HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (51)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --             --               --
   Class INV                              --             --               --
   Other class                       626,870      1,138,664           51,747
                               =============  =============       ==========
  Cost:
   Class ADV                              --             --               --
   Class INV                              --             --               --
   Other class                   $31,735,855    $21,478,774         $466,825
                               =============  =============       ==========
  Market Value:
   Class ADV                              --             --               --
   Class INV                              --             --               --
   Other class                   $26,553,964    $22,196,919         $514,252
 Due from Hartford Life
  Insurance Company                    6,375             --               --
 Receivable from fund shares
  sold                                    --         10,740              152
 Other assets                             --             --               --
                               -------------  -------------       ----------
 Total Assets                     26,560,339     22,207,659          514,404
                               -------------  -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --         10,740              152
 Payable for fund shares
  purchased                            6,375             --               --
 Other liabilities                         1             --               --
                               -------------  -------------       ----------
 Total Liabilities                     6,376         10,740              152
                               -------------  -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $26,553,963    $22,196,919         $514,252
                               =============  =============       ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants      1,589,695      2,440,265           48,755
  Unit Fair Values #                  $16.67          $9.08           $10.55
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          4,606          4,544               --
  Unit Fair Values #                  $11.42         $10.83               --

                                                                                HARTFORD
                                      HARTFORD              HARTFORD           DISCIPLINED
                                   GLOBAL HEALTH          GLOBAL GROWTH          EQUITY
                                      HLS FUND              HLS FUND            HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                 --
   Class INV                                  --                   --                 --
   Other class                            79,056                4,255                352
                                    ============            =========            =======
  Cost:
   Class ADV                                  --                   --                 --
   Class INV                                  --                   --                 --
   Other class                        $1,177,176              $52,747             $3,546
                                    ============            =========            =======
  Market Value:
   Class ADV                                  --                   --                 --
   Class INV                                  --                   --                 --
   Other class                        $1,094,498              $66,076             $4,126
 Due from Hartford Life
  Insurance Company                           --                   --                 --
 Receivable from fund shares
  sold                                       125                   32                  2
 Other assets                                 --                   --                 --
                                    ------------            ---------            -------
 Total Assets                          1,094,623               66,108              4,128
                                    ------------            ---------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          125                   32                  2
 Payable for fund shares
  purchased                                   --                   --                 --
 Other liabilities                            --                   --                 --
                                    ------------            ---------            -------
 Total Liabilities                           125                   32                  2
                                    ------------            ---------            -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,094,498              $66,076             $4,126
                                    ============            =========            =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             70,591                7,469                404
  Unit Fair Values #                      $15.50                $8.85             $10.21
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                   --                 --
  Unit Fair Values #                          --                   --                 --

(51) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD                GROWTH
                                       GROWTH             OPPORTUNITIES
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                           30,562                 109,350
                                     ==========            ============
  Cost:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $342,530              $2,423,916
                                     ==========            ============
  Market Value:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $365,468              $2,797,251
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       87                      23
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           365,555               2,797,274
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          87                      23
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           87                      23
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $365,468              $2,797,251
                                     ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            31,375                 268,287
  Unit Fair Values #                     $11.65                  $10.43
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD             INTERNATIONAL         HARTFORD
                                       INDEX               OPPORTUNITIES          MIDCAP
                                      HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (52)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                           343,358                 133,299             566,804
                                    ============            ============       =============
  Cost:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                        $9,755,791              $1,836,956         $13,630,139
                                    ============            ============       =============
  Market Value:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                        $8,987,013              $1,664,630         $14,744,596
 Due from Hartford Life
  Insurance Company                          988                      --              22,760
 Receivable from fund shares
  sold                                        --                     231                  --
 Other assets                                 --                      --                  --
                                    ------------            ------------       -------------
 Total Assets                          8,988,001               1,664,861          14,767,356
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     231                  --
 Payable for fund shares
  purchased                                  988                      --              22,760
 Other liabilities                             1                      --                  --
                                    ------------            ------------       -------------
 Total Liabilities                           989                     231              22,760
                                    ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,987,012              $1,664,630         $14,744,596
                                    ============            ============       =============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          1,431,809                 138,070             740,670
  Unit Fair Values #                       $6.23                  $12.06              $19.91
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              7,268                      --                  --
  Unit Fair Values #                       $9.91                      --                  --


                                      HARTFORD                 HARTFORD               HARTFORD
                                    MONEY MARKET            SMALL COMPANY         SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --                    --
   Class INV                                   --                      --                    --
   Other class                         11,848,117                 230,915                10,802
                                    =============            ============            ==========
  Cost:
   Class ADV                                   --                      --                    --
   Class INV                                   --                      --                    --
   Other class                        $11,848,117              $3,617,847              $176,301
                                    =============            ============            ==========
  Market Value:
   Class ADV                                   --                      --                    --
   Class INV                                   --                      --                    --
   Other class                        $11,848,117              $4,066,244              $229,908
 Due from Hartford Life
  Insurance Company                            --                  10,595                   220
 Receivable from fund shares
  sold                                      1,953                      --                    --
 Other assets                                   1                      --                    --
                                    -------------            ------------            ----------
 Total Assets                          11,850,071               4,076,839               230,128
                                    -------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1,953                      --                    --
 Payable for fund shares
  purchased                                    --                  10,595                   220
 Other liabilities                             --                      --                    --
                                    -------------            ------------            ----------
 Total Liabilities                          1,953                  10,595                   220
                                    -------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,848,118              $4,066,244              $229,908
                                    =============            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,139,543               1,134,632                18,928
  Unit Fair Values #                       $10.30                   $3.58                $12.15
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              10,165                      --                    --
  Unit Fair Values #                       $10.54                      --                    --

(52) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              HARTFORD
                                       HARTFORD           U.S. GOVERNMENT
                                        STOCK                SECURITIES
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                            152,095                82,862
                                     ============            ==========
  Cost:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $6,846,263              $888,340
                                     ============            ==========
  Market Value:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $6,233,382              $866,372
 Due from Hartford Life
  Insurance Company                            90                    --
 Receivable from fund shares
  sold                                         --                    59
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           6,233,472               866,431
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    59
 Payable for fund shares
  purchased                                    90                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                             90                    59
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,233,382              $866,372
                                     ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             594,961                82,750
  Unit Fair Values #                       $10.48                $10.47
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                    --
  Unit Fair Values #                           --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           THE HARTFORD
                                     HARTFORD          THE HARTFORD           TARGET
                                      VALUE             CHECKS AND          RETIREMENT
                                     HLS FUND          BALANCES FUND        2010 FUND
                               SUB-ACCOUNT (53)(54)  SUB-ACCOUNT (55)      SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                 --                  --
   Class INV                                 --                 --                  --
   Other class                          113,229              7,916              65,574
                                   ============          =========          ==========
  Cost:
   Class ADV                                 --                 --                  --
   Class INV                                 --                 --                  --
   Other class                       $1,134,326            $72,341            $554,173
                                   ============          =========          ==========
  Market Value:
   Class ADV                                 --                 --                  --
   Class INV                                 --                 --                  --
   Other class                       $1,219,018            $75,522            $637,026
 Due from Hartford Life
  Insurance Company                      11,107                 --                  --
 Receivable from fund shares
  sold                                       --                 31                 143
 Other assets                                --                 --                  --
                                   ------------          ---------          ----------
 Total Assets                         1,230,125             75,553             637,169
                                   ------------          ---------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                 31                 143
 Payable for fund shares
  purchased                              11,107                 --                  --
 Other liabilities                           --                 --                  --
                                   ------------          ---------          ----------
 Total Liabilities                       11,107                 31                 143
                                   ------------          ---------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $1,219,018            $75,522            $637,026
                                   ============          =========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           107,591              6,842              50,300
  Unit Fair Values #                     $11.33             $11.04              $12.66
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                 --                  --
  Unit Fair Values #                         --                 --                  --

                                   THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET            THE HARTFORD
                                    RETIREMENT            RETIREMENT          DIVIDEND AND
                                    2020 FUND             2030 FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --                  --
   Class INV                                 --                    --                  --
   Other class                          175,362               159,869              28,962
                                   ============          ============          ==========
  Cost:
   Class ADV                                 --                    --                  --
   Class INV                                 --                    --                  --
   Other class                       $1,616,324            $1,273,683            $501,013
                                   ============          ============          ==========
  Market Value:
   Class ADV                                 --                    --                  --
   Class INV                                 --                    --                  --
   Other class                       $1,828,026            $1,505,017            $556,944
 Due from Hartford Life
  Insurance Company                       3,514                    --                  --
 Receivable from fund shares
  sold                                       --                   970               1,256
 Other assets                                --                    --                  --
                                   ------------          ------------          ----------
 Total Assets                         1,831,540             1,505,987             558,200
                                   ------------          ------------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   970               1,256
 Payable for fund shares
  purchased                               3,514                    --                  --
 Other liabilities                           --                    --                  --
                                   ------------          ------------          ----------
 Total Liabilities                        3,514                   970               1,256
                                   ------------          ------------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $1,828,026            $1,505,017            $556,944
                                   ============          ============          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           161,272               140,838              49,934
  Unit Fair Values #                     $11.34                $10.69              $11.15
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --                  --
  Unit Fair Values #                         --                    --                  --

(53) Hartford Value HLS Fund became a Sub-Account option as of February 18,
     2010.

(54) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(55) Funded as of August 9, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD
                                    INTERNATIONAL          THE HARTFORD
                                 OPPORTUNITIES FUND         MIDCAP FUND
                                  SUB-ACCOUNT (56)       SUB-ACCOUNT (18)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                             270                   1,657
                                       =======               =========
  Cost:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                          $4,122                 $35,427
                                       =======               =========
  Market Value:
   Class ADV                                --                      --
   Class INV                                --                      --
   Other class                          $4,180                 $39,661
 Due from Hartford Life
  Insurance Company                      1,669                       5
 Receivable from fund shares
  sold                                      --                      --
 Other assets                               --                      --
                                       -------               ---------
 Total Assets                            5,849                  39,666
                                       -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --
 Payable for fund shares
  purchased                              1,669                       5
 Other liabilities                          --                      --
                                       -------               ---------
 Total Liabilities                       1,669                       5
                                       -------               ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $4,180                 $39,661
                                       =======               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              411                   3,298
  Unit Fair Values #                    $10.17                  $12.03
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --
  Unit Fair Values #                        --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(18) Funded as of September 7, 2010.

(56) Funded as of September 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD           HARTFORD
                                      SMALL              TOTAL RETURN            GLOBAL
                                   COMPANY FUND           BOND FUND            HEALTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                          18,760                11,306                1,542
                                    ==========            ==========            =========
  Cost:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                        $340,777              $118,814              $25,570
                                    ==========            ==========            =========
  Market Value:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                        $387,770              $120,180              $25,495
 Due from Hartford Life
  Insurance Company                         --                   298                   --
 Receivable from fund shares
  sold                                     109                    --                   14
 Other assets                               --                     3                   --
                                    ----------            ----------            ---------
 Total Assets                          387,879               120,481               25,509
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        109                    --                   14
 Payable for fund shares
  purchased                                 --                   298                   --
 Other liabilities                          --                    --                   --
                                    ----------            ----------            ---------
 Total Liabilities                         109                   298                   14
                                    ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $387,770              $120,183              $25,495
                                    ==========            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           33,032                10,618                1,692
  Unit Fair Values #                    $11.74                $11.32               $15.06
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                   --
  Unit Fair Values #                        --                    --                   --

                                    THE HARTFORD            THE HARTFORD           THE HARTFORD
                                       GROWTH              EQUITY GROWTH             BALANCED
                                 OPPORTUNITIES FUND       ALLOCATION FUND        ALLOCATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                            1,732                  53,490                 247,464
                                      =========              ==========            ============
  Cost:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                          $41,252                $525,417              $2,489,768
                                      =========              ==========            ============
  Market Value:
   Class ADV                                 --                      --                      --
   Class INV                                 --                      --                      --
   Other class                          $47,967                $629,719              $2,803,769
 Due from Hartford Life
  Insurance Company                          --                      --                     791
 Receivable from fund shares
  sold                                       40                     167                      --
 Other assets                                --                      --                      --
                                      ---------              ----------            ------------
 Total Assets                            48,007                 629,886               2,804,560
                                      ---------              ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          40                     167                      --
 Payable for fund shares
  purchased                                  --                      --                     791
 Other liabilities                           --                      --                      --
                                      ---------              ----------            ------------
 Total Liabilities                           40                     167                     791
                                      ---------              ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $47,967                $629,719              $2,803,769
                                      =========              ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             3,232                  64,876                 236,802
  Unit Fair Values #                     $14.84                   $9.71                  $11.84
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --                      --
  Unit Fair Values #                         --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                     CONSERVATIVE              CAPITAL
                                   ALLOCATION FUND        APPRECIATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                            216,049                 184,710
                                     ============            ============
  Cost:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $2,104,847              $4,940,543
                                     ============            ============
  Market Value:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $2,297,217              $6,460,516
 Due from Hartford Life
  Insurance Company                            --                   2,735
 Receivable from fund shares
  sold                                        568                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,297,785               6,463,251
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           568                      --
 Payable for fund shares
  purchased                                    --                   2,735
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            568                   2,735
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,297,217              $6,460,516
                                     ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             175,017                 658,332
  Unit Fair Values #                       $13.13                   $9.81
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                      --
  Unit Fair Values #                           --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD                                               HARTFORD
                                      GROWTH                      HARTFORD                   INFLATION
                                  ALLOCATION FUND               MONEY MARKET                 PLUS FUND
                                    SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                    --                           --                        --
   Class INV                                    --                           --                        --
   Other class                             118,182                    1,632,250                    75,212
                                 =================            =================            ==============
  Cost:
   Class ADV                                    --                           --                        --
   Class INV                                    --                           --                        --
   Other class                          $1,125,064                   $1,632,250                  $863,292
                                 =================            =================            ==============
  Market Value:
   Class ADV                                    --                           --                        --
   Class INV                                    --                           --                        --
   Other class                          $1,360,927                   $1,632,250                  $851,396
 Due from Hartford Life
  Insurance Company                             --                           --                        15
 Receivable from fund
  shares sold                                  847                        2,675                        --
 Other assets                                   --                           --                        10
                                 -----------------            -----------------            --------------
 Total Assets                            1,361,774                    1,634,925                   851,421
                                 -----------------            -----------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            847                        2,675                        --
 Payable for fund shares
  purchased                                     --                           --                        15
 Other liabilities                              --                           --                        --
                                 -----------------            -----------------            --------------
 Total Liabilities                             847                        2,675                        15
                                 -----------------            -----------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $1,360,927                   $1,632,250                  $851,406
                                 =================            =================            ==============
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                            133,386                      161,540                    73,274
  Unit Fair Values #                        $10.20                       $10.10                    $11.62
DEFERRED ANNUITY CONTRACTS
 IN THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                                 --                           --                        --
  Unit Fair Values #                            --                           --                        --

                                                               THE HARTFORD               THE HARTFORD
                                     HARTFORD                     TARGET                     TARGET
                                      EQUITY                    RETIREMENT                 RETIREMENT
                                    INCOME FUND                 2015 FUND                   2025 FUND
                                 SUB-ACCOUNT (57)              SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                           --                           --
   Class INV                                 --                           --                           --
   Other class                              266                       26,435                      162,634
                                    ===========               ==============            =================
  Cost:
   Class ADV                                 --                           --                           --
   Class INV                                 --                           --                           --
   Other class                           $3,362                     $333,231                   $2,096,372
                                    ===========               ==============            =================
  Market Value:
   Class ADV                                 --                           --                           --
   Class INV                                 --                           --                           --
   Other class                           $3,407                     $354,553                   $2,223,292
 Due from Hartford Life
  Insurance Company                          --                           --                      321,807
 Receivable from fund
  shares sold                                --                          172                           --
 Other assets                                --                           --                           --
                                    -----------               --------------            -----------------
 Total Assets                             3,407                      354,725                    2,545,099
                                    -----------               --------------            -----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                          172                           --
 Payable for fund shares
  purchased                                  --                           --                      321,807
 Other liabilities                           --                           --                           --
                                    -----------               --------------            -----------------
 Total Liabilities                           --                          172                      321,807
                                    -----------               --------------            -----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $3,407                     $354,553                   $2,223,292
                                    ===========               ==============            =================
DEFERRED ANNUITY CONTRACTS
 IN THE ACCUMULATION
 PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                             297                       21,985                      128,822
  Unit Fair Values #                     $11.47                       $16.13                       $17.26
DEFERRED ANNUITY CONTRACTS
 IN THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by
   Participants                              --                           --                           --
  Unit Fair Values #                         --                           --                           --

(57) Funded as of December 10, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD          THE HARTFORD
                                       TARGET                TARGET
                                     RETIREMENT            RETIREMENT
                                     2035 FUND             2040 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                           42,523                20,434
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $547,476              $259,564
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $592,790              $287,726
 Due from Hartford Life
  Insurance Company                       1,079                    --
 Receivable from fund shares
  sold                                       --                   377
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           593,869               288,103
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   377
 Payable for fund shares
  purchased                               1,079                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                        1,079                   377
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $592,790              $287,726
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            32,456                15,515
  Unit Fair Values #                     $18.26                $18.55
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET           HOTCHKIS AND WILEY
                                    RETIREMENT            RETIREMENT             LARGE CAP
                                    2045 FUND             2050 FUND              VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                          29,546                14,246                 43,828
                                    ==========            ==========             ==========
  Cost:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $381,001              $185,032               $926,405
                                    ==========            ==========             ==========
  Market Value:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $416,910              $200,583               $713,080
 Due from Hartford Life
  Insurance Company                         --                24,795                     --
 Receivable from fund shares
  sold                                     248                    --                  7,778
 Other assets                               --                    --                     --
                                    ----------            ----------             ----------
 Total Assets                          417,158               225,378                720,858
                                    ----------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        248                    --                  7,778
 Payable for fund shares
  purchased                                 --                24,795                     --
 Other liabilities                          --                    --                     --
                                    ----------            ----------             ----------
 Total Liabilities                         248                24,795                  7,778
                                    ----------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $416,910              $200,583               $713,080
                                    ==========            ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           21,990                10,798                 66,457
  Unit Fair Values #                    $18.96                $18.57                 $10.73
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                     --
  Unit Fair Values #                        --                    --                     --


                                   INVESCO V.I.            INVESCO
                                    TECHNOLOGY            FINANCIAL              INVESCO
                                       FUND             SERVICES FUND          LEISURE FUND
                                 SUB-ACCOUNT (58)      SUB-ACCOUNT (59)      SUB-ACCOUNT (60)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                    --
   Class INV                                --                44,718                11,991
   Other class                           8,686                    --                    --
                                    ==========            ==========            ==========
  Cost:
   Class ADV                                --                    --                    --
   Class INV                                --              $706,072              $464,469
   Other class                        $119,314                    --                    --
                                    ==========            ==========            ==========
  Market Value:
   Class ADV                                --                    --                    --
   Class INV                                --              $373,841              $417,055
   Other class                        $138,970                    --                    --
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                       3                    25                    46
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          138,973               373,866               417,101
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3                    25                    46
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                           3                    25                    46
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $138,970              $373,841              $417,055
                                    ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           12,017                62,613                32,383
  Unit Fair Values #                    $11.56                 $5.97                $12.88
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                    --
  Unit Fair Values #                        --                    --                    --

(58) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

(59) Formerly AIM Financial Services Fund. Change effective April 30, 2010.

(60) Formerly AIM Invesco Leisure Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            IVY GLOBAL
                                      INVESCO                NATURAL
                                  TECHNOLOGY FUND         RESOURCES FUND
                                  SUB-ACCOUNT (61)         SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                             18,791                      --
   Other class                               --                  91,844
                                     ==========            ============
  Cost:
   Class ADV                                 --                      --
   Class INV                           $475,046                      --
   Other class                               --              $1,798,953
                                     ==========            ============
  Market Value:
   Class ADV                                 --                      --
   Class INV                           $609,198                      --
   Other class                               --              $2,009,548
 Due from Hartford Life
  Insurance Company                      20,503                     277
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           629,701               2,009,825
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                              20,503                     277
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                       20,503                     277
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $609,198              $2,009,548
                                     ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            68,649                 197,535
  Unit Fair Values #                      $8.87                  $10.17
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(61) Formerly AIM Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  IVY LARGE CAP         IVY SCIENCE &           IVY ASSET
                                   GROWTH FUND         TECHNOLOGY FUND        STRATEGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                          54,784                 5,993                32,289
                                    ==========            ==========            ==========
  Cost:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                        $607,675              $173,428              $727,948
                                    ==========            ==========            ==========
  Market Value:
   Class ADV                                --                    --                    --
   Class INV                                --                    --                    --
   Other class                        $720,957              $196,675              $789,469
 Due from Hartford Life
  Insurance Company                         --                     2                   953
 Receivable from fund shares
  sold                                   2,249                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          723,206               196,677               790,422
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      2,249                    --                    --
 Payable for fund shares
  purchased                                 --                     2                   953
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                       2,249                     2                   953
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $720,957              $196,675              $789,469
                                    ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           71,497                15,889                58,617
  Unit Fair Values #                    $10.08                $12.38                $13.47
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                    --
  Unit Fair Values #                        --                    --                    --

                                                           JANUS ASPEN           JANUS ASPEN
                                    JANUS ASPEN             WORLDWIDE            ENTERPRISE
                                  FORTY PORTFOLIO           PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                            61,520                12,231                2,173
                                    ============            ==========            =========
  Cost:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                        $2,634,116              $391,204              $76,525
                                    ============            ==========            =========
  Market Value:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                        $2,198,738              $368,517              $84,136
 Due from Hartford Life
  Insurance Company                          133                   283                   --
 Receivable from fund shares
  sold                                        --                    --                    2
 Other assets                                 --                    --                   --
                                    ------------            ----------            ---------
 Total Assets                          2,198,871               368,800               84,138
                                    ------------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    2
 Payable for fund shares
  purchased                                  133                   283                   --
 Other liabilities                            --                    --                   --
                                    ------------            ----------            ---------
 Total Liabilities                           133                   283                    2
                                    ------------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,198,738              $368,517              $84,136
                                    ============            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            168,162                33,496                6,449
  Unit Fair Values #                      $12.82                $10.43               $13.05
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              3,282                 1,825                   --
  Unit Fair Values #                      $12.83                $10.43                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   JANUS ASPEN         JANUS ASPEN
                                     BALANCED            OVERSEAS
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --
   Class INV                                --                  --
   Other class                           9,661              11,041
                                    ==========          ==========
  Cost:
   Class ADV                                --                  --
   Class INV                                --                  --
   Other class                        $288,210            $629,248
                                    ==========          ==========
  Market Value:
   Class ADV                                --                  --
   Class INV                                --                  --
   Other class                        $273,401            $630,324
 Due from Hartford Life
  Insurance Company                        295                 138
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                  --
                                    ----------          ----------
 Total Assets                          273,696             630,462
                                    ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  --
 Payable for fund shares
  purchased                                295                 138
 Other liabilities                          --                  --
                                    ----------          ----------
 Total Liabilities                         295                 138
                                    ----------          ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $273,401            $630,324
                                    ==========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           21,261              40,137
  Unit Fair Values #                    $12.86              $15.70
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                  --
  Unit Fair Values #                        --                  --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         JANUS
                                     JANUS             FLEXIBLE              JANUS
                                 BALANCED FUND         BOND FUND           FORTY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                         20,618              1,761               168,877
                                   ==========          =========          ============
  Cost:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                       $502,286            $18,003            $4,914,233
                                   ==========          =========          ============
  Market Value:
   Class ADV                               --                 --                    --
   Class INV                               --                 --                    --
   Other class                       $517,311            $18,345            $5,621,902
 Due from Hartford Life
  Insurance Company                        --                 --                    --
 Receivable from fund shares
  sold                                    168                  3                 1,198
 Other assets                              --                 --                    --
                                   ----------          ---------          ------------
 Total Assets                         517,479             18,348             5,623,100
                                   ----------          ---------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       168                  3                 1,198
 Payable for fund shares
  purchased                                --                 --                    --
 Other liabilities                         --                 --                    --
                                   ----------          ---------          ------------
 Total Liabilities                        168                  3                 1,198
                                   ----------          ---------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $517,311            $18,345            $5,621,902
                                   ==========          =========          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          41,645              1,611               401,951
  Unit Fair Values #                   $12.42             $11.39                $13.99
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                 --                    --
  Unit Fair Values #                       --                 --                    --

                                                         JANUS
                                     JANUS              MID CAP              JANUS
                                 WORLDWIDE FUND        VALUE FUND       ENTERPRISE FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                  --                  --
   Class INV                               --                  --                  --
   Other class                          5,114              14,519               9,453
                                   ==========          ==========          ==========
  Cost:
   Class ADV                               --                  --                  --
   Class INV                               --                  --                  --
   Other class                       $176,011            $297,622            $438,107
                                   ==========          ==========          ==========
  Market Value:
   Class ADV                               --                  --                  --
   Class INV                               --                  --                  --
   Other class                       $241,494            $327,248            $556,228
 Due from Hartford Life
  Insurance Company                        --                  --                  --
 Receivable from fund shares
  sold                                     26                 138                 230
 Other assets                              --                  --                  --
                                   ----------          ----------          ----------
 Total Assets                         241,520             327,386             556,458
                                   ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        26                 138                 230
 Payable for fund shares
  purchased                                --                  --                  --
 Other liabilities                          1                  --                  --
                                   ----------          ----------          ----------
 Total Liabilities                         27                 138                 230
                                   ----------          ----------          ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $241,493            $327,248            $556,228
                                   ==========          ==========          ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          17,190              23,407              35,004
  Unit Fair Values #                   $14.05              $13.98              $15.89
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                  --                  --
  Unit Fair Values #                       --                  --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             PRUDENTIAL
                                                              JENNISON
                                        JANUS                 MID-CAP
                                    OVERSEAS FUND        GROWTH FUND, INC.
                                     SUB-ACCOUNT          SUB-ACCOUNT (62)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                            173,369                 6,798
                                     ============            ==========
  Cost:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $6,406,671              $157,230
                                     ============            ==========
  Market Value:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $8,762,044              $186,120
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                        704                    57
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           8,762,748               186,177
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           704                    57
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                            704                    57
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,762,044              $186,120
                                     ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             583,756                 9,691
  Unit Fair Values #                       $15.01                $19.20
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                    --
  Unit Fair Values #                           --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(62) Formerly Jennison Mid-Cap Growth Fund, Inc. Change effective February 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL              JPMORGAN               JPMORGAN
                                  JENNISON 20/20              CORE                SMALL CAP
                                    FOCUS FUND             BOND FUND             EQUITY FUND
                                 SUB-ACCOUNT (63)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                          14,102                  96,314                 5,726
                                    ==========            ============            ==========
  Cost:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $195,650              $1,112,826              $161,418
                                    ==========            ============            ==========
  Market Value:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $224,087              $1,104,722              $193,478
 Due from Hartford Life
  Insurance Company                         --                      --                    --
 Receivable from fund shares
  sold                                      59                     119                    20
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          224,146               1,104,841               193,498
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         59                     119                    20
 Payable for fund shares
  purchased                                 --                      --                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                          59                     119                    20
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $224,087              $1,104,722              $193,478
                                    ==========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           11,789                  95,047                 9,522
  Unit Fair Values #                    $19.01                  $11.62                $20.32
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                    --
  Unit Fair Values #                        --                      --                    --

                                     JPMORGAN              JPMORGAN             JPMORGAN
                                    SMALL CAP             SMALL CAP             U.S. REAL
                                   GROWTH FUND            VALUE FUND           ESTATE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (64)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                          76,587                15,799                3,149
                                    ==========            ==========            =========
  Cost:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                        $674,903              $254,761              $45,208
                                    ==========            ==========            =========
  Market Value:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                        $855,475              $287,540              $48,963
 Due from Hartford Life
  Insurance Company                         --                    --                   --
 Receivable from fund shares
  sold                                      85                    32                   34
 Other assets                               --                    --                   --
                                    ----------            ----------            ---------
 Total Assets                          855,560               287,572               48,997
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         85                    32                   34
 Payable for fund shares
  purchased                                 --                    --                   --
 Other liabilities                          --                    --                   --
                                    ----------            ----------            ---------
 Total Liabilities                          85                    32                   34
                                    ----------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $855,475              $287,540              $48,963
                                    ==========            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           35,463                12,481                1,721
  Unit Fair Values #                    $24.12                $23.04               $28.46
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                   --
  Unit Fair Values #                        --                    --                   --

(63) Formerly Jennison 20/20 Focus Fund. Change effective February 16, 2010.

(64) Funded as of March 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           JP MORGAN
                                     JPMORGAN             PRIME MONEY
                                 U.S. EQUITY FUND         MARKET FUND
                                 SUB-ACCOUNT (65)       SUB-ACCOUNT (66)
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                       --
   Class INV                               --                       --
   Other class                            100                1,772,048
                                      =======             ============
  Cost:
   Class ADV                               --                       --
   Class INV                               --                       --
   Other class                           $960               $1,772,048
                                      =======             ============
  Market Value:
   Class ADV                               --                       --
   Class INV                               --                       --
   Other class                         $1,022               $1,772,048
 Due from Hartford Life
  Insurance Company                        --                      139
 Receivable from fund shares
  sold                                      4                       --
 Other assets                              --                       --
                                      -------             ------------
 Total Assets                           1,026                1,772,187
                                      -------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4                       --
 Payable for fund shares
  purchased                                --                      139
 Other liabilities                         --                       --
                                      -------             ------------
 Total Liabilities                          4                      139
                                      -------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,022               $1,772,048
                                      =======             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              90                  178,330
  Unit Fair Values #                   $11.42                    $9.94
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                       --
  Unit Fair Values #                       --                       --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(65) Funded as of November 29, 2010.

(66) Funded as of August 3, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       KEELEY
                                     SMALL CAP            LOOMIS SAYLES          LKCM AQUINAS
                                     VALUE FUND             BOND FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (67)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                            60,269                24,080                 2,308
                                    ============            ==========             =========
  Cost:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $1,425,808              $336,201               $27,743
                                    ============            ==========             =========
  Market Value:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $1,504,908              $341,457               $29,263
 Due from Hartford Life
  Insurance Company                           --                   156                    --
 Receivable from fund shares
  sold                                     2,231                    --                     2
 Other assets                                 --                    --                    --
                                    ------------            ----------             ---------
 Total Assets                          1,507,139               341,613                29,265
                                    ------------            ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,231                    --                     2
 Payable for fund shares
  purchased                                   --                   156                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------             ---------
 Total Liabilities                         2,231                   156                     2
                                    ------------            ----------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,504,908              $341,457               $29,263
                                    ============            ==========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            109,109                21,762                 2,462
  Unit Fair Values #                      $13.79                $15.69                $11.89
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                    --
  Unit Fair Values #                          --                    --                    --

                                                          LORD ABBETT             LORD ABBETT
                                   LORD ABBETT            FUNDAMENTAL                 BOND
                                 AFFILIATED FUND          EQUITY FUND            DEBENTURE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          54,627                  88,223                 176,759
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $536,903                $915,205              $1,249,533
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $632,477              $1,138,292              $1,383,076
 Due from Hartford Life
  Insurance Company                         --                     834                   2,373
 Receivable from fund shares
  sold                                     315                      --                      --
 Other assets                               --                      --                     232
                                    ----------            ------------            ------------
 Total Assets                          632,792               1,139,126               1,385,681
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        315                      --                      --
 Payable for fund shares
  purchased                                 --                     834                   2,373
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                         315                     834                   2,373
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $632,477              $1,138,292              $1,383,308
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           68,317                  68,931                 110,460
  Unit Fair Values #                     $9.26                  $16.51                  $12.52
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                      --
  Unit Fair Values #                        --                      --                      --

(67) Funded as of November 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     LORD ABBETT            LORD ABBETT
                                        GROWTH                CLASSIC
                                  OPPORTUNITIES FUND        STOCK FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --
   Class INV                                  --                    --
   Other class                             5,904                 2,976
                                      ==========             =========
  Cost:
   Class ADV                                  --                    --
   Class INV                                  --                    --
   Other class                          $101,113               $70,056
                                      ==========             =========
  Market Value:
   Class ADV                                  --                    --
   Class INV                                  --                    --
   Other class                          $133,485               $88,097
 Due from Hartford Life
  Insurance Company                           --                   379
 Receivable from fund shares
  sold                                        23                    --
 Other assets                                 --                    --
                                      ----------             ---------
 Total Assets                            133,508                88,476
                                      ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           23                    --
 Payable for fund shares
  purchased                                   --                   379
 Other liabilities                            --                    --
                                      ----------             ---------
 Total Liabilities                            23                   379
                                      ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $133,485               $88,097
                                      ==========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             11,130                 8,905
  Unit Fair Values #                      $11.99                 $9.89
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --
  Unit Fair Values #                          --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT           LORD ABBETT            LORD ABBETT
                                     CAPITAL                TOTAL                SMALL CAP
                                  STRUCTURE FUND         RETURN FUND             BLEND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                          15,871                30,931                 148,011
                                    ==========            ==========            ============
  Cost:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $162,652              $331,634              $2,075,290
                                    ==========            ==========            ============
  Market Value:
   Class ADV                                --                    --                      --
   Class INV                                --                    --                      --
   Other class                        $186,837              $330,657              $2,244,241
 Due from Hartford Life
  Insurance Company                         --                   812                     871
 Receivable from fund shares
  sold                                      18                    --                      --
 Other assets                               --                     8                      --
                                    ----------            ----------            ------------
 Total Assets                          186,855               331,477               2,245,112
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18                    --                      --
 Payable for fund shares
  purchased                                 --                   812                     871
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                          18                   812                     871
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $186,837              $330,665              $2,244,241
                                    ==========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           19,592                26,580                 213,860
  Unit Fair Values #                     $9.54                $12.44                  $10.49
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                      --
  Unit Fair Values #                        --                    --                      --

                                   LORD ABBETT           LORD ABBETT            LORD ABBETT
                                    DEVELOPING          INTERNATIONAL              VALUE
                                GROWTH FUND, INC.      CORE EQUITY FUND      OPPORTUNITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (68)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                          22,423                16,224                 15,503
                                    ==========            ==========             ==========
  Cost:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $357,346              $151,034               $211,835
                                    ==========            ==========             ==========
  Market Value:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $477,155              $198,096               $245,414
 Due from Hartford Life
  Insurance Company                         97                    --                     37
 Receivable from fund shares
  sold                                      --                    45                     --
 Other assets                               --                    --                     --
                                    ----------            ----------             ----------
 Total Assets                          477,252               198,141                245,451
                                    ----------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    45                     --
 Payable for fund shares
  purchased                                 97                    --                     37
 Other liabilities                          --                    --                     --
                                    ----------            ----------             ----------
 Total Liabilities                          97                    45                     37
                                    ----------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $477,155              $198,096               $245,414
                                    ==========            ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           39,446                18,228                 20,168
  Unit Fair Values #                    $12.10                $10.87                 $12.17
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                     --
  Unit Fair Values #                        --                    --                     --

(68) Funded as of August 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     LEGG MASON
                                      CAPITAL               MARSHALL
                                     MANAGEMENT             MID-CAP
                                 VALUE TRUST, INC.         VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                            5,550                17,828
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $355,254              $195,694
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $244,512              $226,948
 Due from Hartford Life
  Insurance Company                         332                    --
 Receivable from fund shares
  sold                                       --                    37
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           244,844               226,985
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    37
 Payable for fund shares
  purchased                                 332                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                          332                    37
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $244,512              $226,948
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            27,184                23,873
  Unit Fair Values #                      $8.99                 $9.51
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          MASSACHUSETTS
                                   MFS EMERGING          INVESTORS GROWTH           MFS HIGH
                                    GROWTH FUND             STOCK FUND            INCOME FUND
                                 SUB-ACCOUNT (69)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                           3,904                  163,487               213,637
                                     =========             ============            ==========
  Cost:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                         $58,916               $2,052,764              $767,809
                                     =========             ============            ==========
  Market Value:
   Class ADV                                --                       --                    --
   Class INV                                --                       --                    --
   Other class                         $56,757               $2,494,811              $739,182
 Due from Hartford Life
  Insurance Company                         --                      749                    --
 Receivable from fund shares
  sold                                      48                       --                11,430
 Other assets                                1                       --                    14
                                     ---------             ------------            ----------
 Total Assets                           56,806                2,495,560               750,626
                                     ---------             ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         48                       --                11,430
 Payable for fund shares
  purchased                                 --                      749                    --
 Other liabilities                          --                       --                    --
                                     ---------             ------------            ----------
 Total Liabilities                          48                      749                11,430
                                     ---------             ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $56,758               $2,494,811              $739,196
                                     =========             ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            5,195                  257,808                43,591
  Unit Fair Values #                    $10.93                    $9.68                $16.96
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                       --                    --
  Unit Fair Values #                        --                       --                    --

                                MFS INTERNATIONAL
                                       NEW               MFS MID CAP            MFS RESEARCH
                                  DISCOVERY FUND         GROWTH FUND         INTERNATIONAL FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                          14,009                58,334                 35,324
                                    ==========            ==========             ==========
  Cost:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $328,366              $476,151               $471,181
                                    ==========            ==========             ==========
  Market Value:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $306,936              $533,755               $532,680
 Due from Hartford Life
  Insurance Company                      6,773                    --                     89
 Receivable from fund shares
  sold                                      --                    42                     --
 Other assets                               --                    --                     --
                                    ----------            ----------             ----------
 Total Assets                          313,709               533,797                532,769
                                    ----------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    42                     --
 Payable for fund shares
  purchased                              6,773                    --                     89
 Other liabilities                          --                    --                     --
                                    ----------            ----------             ----------
 Total Liabilities                       6,773                    42                     89
                                    ----------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $306,936              $533,755               $532,680
                                    ==========            ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           15,728                58,904                 63,871
  Unit Fair Values #                    $19.52                 $9.06                  $8.34
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                     --
  Unit Fair Values #                        --                    --                     --

(69) Funded as of August 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MFS TOTAL                 MFS
                                    RETURN FUND           UTILITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                           46,785                 253,962
                                     ==========            ============
  Cost:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $603,118              $3,744,914
                                     ==========            ============
  Market Value:
   Class ADV                                 --                      --
   Class INV                                 --                      --
   Other class                         $660,143              $4,168,449
 Due from Hartford Life
  Insurance Company                          95                   3,960
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           660,238               4,172,409
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                                  95                   3,960
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           95                   3,960
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $660,143              $4,168,449
                                     ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            64,409                 267,944
  Unit Fair Values #                     $10.25                  $15.56
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS MASSACHUSETTS
                                        MFS               MFS RESEARCH            INVESTORS
                                     VALUE FUND             BOND FUND             TRUST FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                     --
   Class INV                                  --                   --                     --
   Other class                           177,952                5,677                 17,966
                                    ============            =========             ==========
  Cost:
   Class ADV                                  --                   --                     --
   Class INV                                  --                   --                     --
   Other class                        $3,774,407              $58,468               $316,305
                                    ============            =========             ==========
  Market Value:
   Class ADV                                  --                   --                     --
   Class INV                                  --                   --                     --
   Other class                        $4,052,785              $59,207               $343,153
 Due from Hartford Life
  Insurance Company                          123                   --                     --
 Receivable from fund shares
  sold                                        --                   18                     72
 Other assets                                 --                    1                     --
                                    ------------            ---------             ----------
 Total Assets                          4,052,908               59,226                343,225
                                    ------------            ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   18                     72
 Payable for fund shares
  purchased                                  123                   --                     --
 Other liabilities                            --                   --                     --
                                    ------------            ---------             ----------
 Total Liabilities                           123                   18                     72
                                    ------------            ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,052,785              $59,208               $343,153
                                    ============            =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            379,226                4,867                 19,113
  Unit Fair Values #                      $10.69               $12.17                 $17.95
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                   --                     --
  Unit Fair Values #                          --                   --                     --


                                    MFS CORE              MFS CORE            MFS GOVERNMENT
                                   GROWTH FUND          EQUITY FUND          SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                            583                45,738                 244,199
                                    =========            ==========            ============
  Cost:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                         $9,028              $922,162              $2,471,276
                                    =========            ==========            ============
  Market Value:
   Class ADV                               --                    --                      --
   Class INV                               --                    --                      --
   Other class                        $10,235              $810,912              $2,481,058
 Due from Hartford Life
  Insurance Company                        --                    --                   1,015
 Receivable from fund shares
  sold                                      9                    47                      --
 Other assets                              --                    --                      45
                                    ---------            ----------            ------------
 Total Assets                          10,244               810,959               2,482,118
                                    ---------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         9                    47                      --
 Payable for fund shares
  purchased                                --                    --                   1,015
 Other liabilities                         --                    --                      --
                                    ---------            ----------            ------------
 Total Liabilities                          9                    47                   1,015
                                    ---------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $10,235              $810,912              $2,481,103
                                    =========            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             623                84,827                 218,733
  Unit Fair Values #                   $16.43                 $9.56                  $11.34
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                    --                      --
  Unit Fair Values #                       --                    --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 MFS INTERNATIONAL             MFS
                                     VALUE FUND          TECHNOLOGY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                           26,172                 4,151
                                     ==========             =========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $604,176               $59,814
                                     ==========             =========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $641,731               $60,725
 Due from Hartford Life
  Insurance Company                       1,158                    --
 Receivable from fund shares
  sold                                       --                    31
 Other assets                                --                    --
                                     ----------             ---------
 Total Assets                           642,889                60,756
                                     ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    31
 Payable for fund shares
  purchased                               1,158                    --
 Other liabilities                           --                    --
                                     ----------             ---------
 Total Liabilities                        1,158                    31
                                     ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $641,731               $60,725
                                     ==========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            35,594                 2,789
  Unit Fair Values #                     $18.03                $21.77
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           MFS INVESTORS
                                    MFS CORE             MFS HIGH             GROWTH
                                  EQUITY SERIES        INCOME SERIES       STOCK SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                            635                7,720                823
                                    =========            =========            =======
  Cost:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                        $10,164              $59,244             $7,934
                                    =========            =========            =======
  Market Value:
   Class ADV                               --                   --                 --
   Class INV                               --                   --                 --
   Other class                         $9,935              $67,780             $9,057
 Due from Hartford Life
  Insurance Company                        --                   --                 --
 Receivable from fund shares
  sold                                     --                    1                 --
 Other assets                              --                   --                 --
                                    ---------            ---------            -------
 Total Assets                           9,935               67,781              9,057
                                    ---------            ---------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                    1                 --
 Payable for fund shares
  purchased                                --                   --                 --
 Other liabilities                         --                   --                 --
                                    ---------            ---------            -------
 Total Liabilities                         --                    1                 --
                                    ---------            ---------            -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $9,935              $67,780             $9,057
                                    =========            =========            =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             908                5,517                805
  Unit Fair Values #                   $10.94               $12.29             $11.25
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                   --                 --
  Unit Fair Values #                       --                   --                 --

                                                           BLACKROCK              BLACKROCK
                                  MFS UTILITIES              GLOBAL            GLOBAL FINANCIAL
                                      SERIES            ALLOCATION FUND         SERVICES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                           6,196                 353,587                15,711
                                    ==========            ============            ==========
  Cost:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $166,817              $6,413,141              $163,774
                                    ==========            ============            ==========
  Market Value:
   Class ADV                                --                      --                    --
   Class INV                                --                      --                    --
   Other class                        $156,571              $6,866,648              $119,561
 Due from Hartford Life
  Insurance Company                         --                      --                    --
 Receivable from fund shares
  sold                                       3                      68                    34
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          156,574               6,866,716               119,595
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3                      68                    34
 Payable for fund shares
  purchased                                 --                      --                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total Liabilities                           3                      68                    34
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $156,571              $6,866,648              $119,561
                                    ==========            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           11,843                 591,929                18,565
  Unit Fair Values #                    $13.22                  $11.60                 $6.44
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                    --
  Unit Fair Values #                        --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     BLACKROCK               BLACKROCK
                                     LARGE CAP                 VALUE
                                     CORE FUND          OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                           28,503                  1,303
                                     ==========              =========
  Cost:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                         $329,528                $23,511
                                     ==========              =========
  Market Value:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                         $310,109                $24,879
 Due from Hartford Life
  Insurance Company                          --                     --
 Receivable from fund shares
  sold                                       17                      6
 Other assets                                --                     --
                                     ----------              ---------
 Total Assets                           310,126                 24,885
                                     ----------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          17                      6
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                     ----------              ---------
 Total Liabilities                           17                      6
                                     ----------              ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $310,109                $24,879
                                     ==========              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            37,480                  2,485
  Unit Fair Values #                      $8.27                 $10.01
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                     --
  Unit Fair Values #                         --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   BLACKROCK
                                    BLACKROCK              BLACKROCK             INTERNATIONAL
                                    SMALL CAP            MID CAP VALUE           OPPORTUNITIES
                                   GROWTH FUND         OPPORTUNITIES FUND          PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                     --
   Class INV                                --                     --                     --
   Other class                          35,889                 49,661                  1,069
                                    ==========             ==========              =========
  Cost:
   Class ADV                                --                     --                     --
   Class INV                                --                     --                     --
   Other class                        $397,584               $646,443                $34,360
                                    ==========             ==========              =========
  Market Value:
   Class ADV                                --                     --                     --
   Class INV                                --                     --                     --
   Other class                        $488,443               $826,351                $35,827
 Due from Hartford Life
  Insurance Company                         --                     --                     --
 Receivable from fund shares
  sold                                      66                    126                      9
 Other assets                               --                     --                     --
                                    ----------             ----------              ---------
 Total Assets                          488,509                826,477                 35,836
                                    ----------             ----------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         66                    126                      9
 Payable for fund shares
  purchased                                 --                     --                     --
 Other liabilities                          --                     --                     --
                                    ----------             ----------              ---------
 Total Liabilities                          66                    126                      9
                                    ----------             ----------              ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $488,443               $826,351                $35,827
                                    ==========             ==========              =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           46,276                 79,589                  3,075
  Unit Fair Values #                    $10.55                 $10.38                 $11.65
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                     --                     --
  Unit Fair Values #                        --                     --                     --


                                       MUNDER             NEUBERGER BERMAN            OAKMARK
                                    MIDCAP CORE               SOCIALLY             INTERNATIONAL
                                    GROWTH FUND           RESPONSIVE FUND          SMALL CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                     --                       --
   Class INV                                  --                     --                       --
   Other class                            66,694                 17,609                   87,283
                                    ============             ==========             ============
  Cost:
   Class ADV                                  --                     --                       --
   Class INV                                  --                     --                       --
   Other class                        $1,606,526               $270,497               $1,607,313
                                    ============             ==========             ============
  Market Value:
   Class ADV                                  --                     --                       --
   Class INV                                  --                     --                       --
   Other class                        $1,876,934               $307,142               $1,254,262
 Due from Hartford Life
  Insurance Company                        7,370                     --                   20,303
 Receivable from fund shares
  sold                                        --                     53                       --
 Other assets                                 --                     --                       --
                                    ------------             ----------             ------------
 Total Assets                          1,884,304                307,195                1,274,565
                                    ------------             ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     53                       --
 Payable for fund shares
  purchased                                7,370                     --                   20,303
 Other liabilities                            --                     --                       --
                                    ------------             ----------             ------------
 Total Liabilities                         7,370                     53                   20,303
                                    ------------             ----------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,876,934               $307,142               $1,254,262
                                    ============             ==========             ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            148,458                 21,371                   42,094
  Unit Fair Values #                      $12.64                 $14.37                   $29.80
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                     --                       --
  Unit Fair Values #                          --                     --                       --

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE OAKMARK             OPPENHEIMER
                                      EQUITY AND               CAPITAL
                                     INCOME FUND          APPRECIATION FUND
                                   SUB-ACCOUNT (29)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                            222,547                  36,360
                                     ============            ============
  Cost:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $5,880,282              $1,488,196
                                     ============            ============
  Market Value:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $6,173,443              $1,584,547
 Due from Hartford Life
  Insurance Company                         7,872                      --
 Receivable from fund shares
  sold                                         --                     112
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,181,315               1,584,659
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     112
 Payable for fund shares
  purchased                                 7,872                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          7,872                     112
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,173,443              $1,584,547
                                     ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             567,747                 143,482
  Unit Fair Values #                       $10.87                  $11.04
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                      --
  Unit Fair Values #                           --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(29) Funded as of January 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                    OPPENHEIMER           INTERNATIONAL          OPPENHEIMER
                                    GLOBAL FUND            GROWTH FUND         MAIN STREET FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                            84,763                 9,936                 3,346
                                    ============            ==========            ==========
  Cost:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $4,889,111              $239,209               $87,387
                                    ============            ==========            ==========
  Market Value:
   Class ADV                                  --                    --                    --
   Class INV                                  --                    --                    --
   Other class                        $5,117,116              $278,803              $108,380
 Due from Hartford Life
  Insurance Company                           --                   484                    92
 Receivable from fund shares
  sold                                    10,487                    --                    --
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          5,127,603               279,287               108,472
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       10,487                    --                    --
 Payable for fund shares
  purchased                                   --                   484                    92
 Other liabilities                             1                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                        10,488                   484                    92
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,117,115              $278,803              $108,380
                                    ============            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            274,534                23,046                12,829
  Unit Fair Values #                      $18.64                $12.10                 $8.45
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                    --
  Unit Fair Values #                          --                    --                    --

                                   OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                 GLOBAL STRATEGIC         MAIN STREET              DEVELOPING
                                   INCOME FUND           SMALL CAP FUND           MARKETS FUND
                                 SUB-ACCOUNT (70)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          42,143                  67,989                  96,111
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $163,541              $1,200,655              $3,050,689
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $180,794              $1,389,018              $3,500,093
 Due from Hartford Life
  Insurance Company                         --                      --                      --
 Receivable from fund shares
  sold                                      79                       7                     284
 Other assets                               18                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          180,891               1,389,025               3,500,377
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         79                       7                     284
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                          79                       7                     284
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $180,812              $1,389,018              $3,500,093
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           14,265                 140,671                  87,168
  Unit Fair Values #                    $12.68                   $9.87                  $40.15
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                      --
  Unit Fair Values #                        --                      --                      --

(70) Formerly Oppenheimer Strategic Income Fund. Change effective June 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                       OPPENHEIMER
                                    OPPENHEIMER          CAPITAL
                                    EQUITY FUND        INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                --
   Class INV                                --                --
   Other class                          10,025                24
                                     =========            ======
  Cost:
   Class ADV                                --                --
   Class INV                                --                --
   Other class                         $84,826              $184
                                     =========            ======
  Market Value:
   Class ADV                                --                --
   Class INV                                --                --
   Other class                         $88,523              $207
 Due from Hartford Life
  Insurance Company                         --                --
 Receivable from fund shares
  sold                                      15                --
 Other assets                               --                --
                                     ---------            ------
 Total Assets                           88,538               207
                                     ---------            ------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         15                --
 Payable for fund shares
  purchased                                 --                --
 Other liabilities                          --                --
                                     ---------            ------
 Total Liabilities                          15                --
                                     ---------            ------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $88,523              $207
                                     =========            ======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            8,255                23
  Unit Fair Values #                    $10.72             $8.84
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                --
  Unit Fair Values #                        --                --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER             OPPENHEIMER            OPPENHEIMER
                                   INTERNATIONAL         SMALL- & MID- CAP         MAIN STREET
                                     BOND FUND               VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                    --
   Class INV                                  --                      --                    --
   Other class                           733,867                  31,648                42,934
                                    ============            ============            ==========
  Cost:
   Class ADV                                  --                      --                    --
   Class INV                                  --                      --                    --
   Other class                        $4,569,042              $1,008,167              $485,575
                                    ============            ============            ==========
  Market Value:
   Class ADV                                  --                      --                    --
   Class INV                                  --                      --                    --
   Other class                        $4,814,164              $1,013,991              $548,268
 Due from Hartford Life
  Insurance Company                        4,830                      --                    --
 Receivable from fund shares
  sold                                        --                     125                   189
 Other assets                                164                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          4,819,158               1,014,116               548,457
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     125                   189
 Payable for fund shares
  purchased                                4,830                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                         4,830                     125                   189
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,814,328              $1,013,991              $548,268
                                    ============            ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            355,897                 104,639                56,892
  Unit Fair Values #                      $13.53                   $9.69                 $9.64
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                    --
  Unit Fair Values #                          --                      --                    --

                                    OPPENHEIMER            OPPENHEIMER             PUTNAM
                                   GOLD & SPECIAL              REAL                GLOBAL
                                    METALS FUND            ESTATE FUND           EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                            41,891                14,755                2,256
                                    ============            ==========            =========
  Cost:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                        $1,485,370              $227,619              $27,105
                                    ============            ==========            =========
  Market Value:
   Class ADV                                  --                    --                   --
   Class INV                                  --                    --                   --
   Other class                        $2,087,856              $276,648              $24,409
 Due from Hartford Life
  Insurance Company                           --                    95                   --
 Receivable from fund shares
  sold                                     5,407                    --                   --
 Other assets                                 --                    --                   --
                                    ------------            ----------            ---------
 Total Assets                          2,093,263               276,743               24,409
                                    ------------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        5,407                    --                   --
 Payable for fund shares
  purchased                                   --                    95                   --
 Other liabilities                            --                    --                   --
                                    ------------            ----------            ---------
 Total Liabilities                         5,407                    95                   --
                                    ------------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,087,856              $276,648              $24,409
                                    ============            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             86,782                32,711                2,667
  Unit Fair Values #                      $24.06                 $8.46                $9.15
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                   --
  Unit Fair Values #                          --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        PUTNAM               PUTNAM VT
                                         HIGH              INTERNATIONAL
                                      YIELD FUND            GROWTH FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (71)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                            264,413                14,412
                                     ============            ==========
  Cost:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $1,742,829              $243,643
                                     ============            ==========
  Market Value:
   Class ADV                                   --                    --
   Class INV                                   --                    --
   Other class                         $1,842,956              $248,467
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                         35                     5
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,842,991               248,472
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            35                     5
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                             35                     5
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,842,956              $248,467
                                     ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             140,058                22,689
  Unit Fair Values #                       $13.16                $10.82
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                   273
  Unit Fair Values #                           --                $10.82

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(71) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                 PUTNAM
                                      MULTI-CAP               SMALL CAP              PIONEER
                                     GROWTH FUND              VALUE FUND        CULLENVALUE FUND
                                 SUB-ACCOUNT (72)(73)        SUB-ACCOUNT        SUB-ACCOUNT (74)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                            20,831                  33,318                  12
                                      ==========              ==========             =======
  Cost:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                          $374,094                $358,062                $208
                                      ==========              ==========             =======
  Market Value:
   Class ADV                                  --                      --                  --
   Class INV                                  --                      --                  --
   Other class                          $423,915                $459,128                $215
 Due from Hartford Life
  Insurance Company                           12                      --                  --
 Receivable from fund shares
  sold                                        --                   2,346                  12
 Other assets                                 --                      --                  --
                                      ----------              ----------             -------
 Total Assets                            423,927                 461,474                 227
                                      ----------              ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   2,346                  12
 Payable for fund shares
  purchased                                   12                      --                  --
 Other liabilities                             2                      --                  --
                                      ----------              ----------             -------
 Total Liabilities                            14                   2,346                  12
                                      ----------              ----------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $423,913                $459,128                $215
                                      ==========              ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             36,330                  36,239                  19
  Unit Fair Values #                      $11.60                   $9.25              $11.09
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                199                  13,382                  --
  Unit Fair Values #                      $11.61                   $9.25                  --

                                      PIONEER              PIONEER OAK          ALLIANZ NFJ
                                      EMERGING           RIDGE SMALL CAP         SMALL CAP
                                    MARKETS FUND           GROWTH FUND           VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                            48,548                1,394                34,935
                                    ============            =========            ==========
  Cost:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                        $1,161,754              $31,898              $731,567
                                    ============            =========            ==========
  Market Value:
   Class ADV                                  --                   --                    --
   Class INV                                  --                   --                    --
   Other class                        $1,497,206              $40,383              $997,030
 Due from Hartford Life
  Insurance Company                           --                   --                   739
 Receivable from fund shares
  sold                                       286                   21                    --
 Other assets                                 --                   --                    --
                                    ------------            ---------            ----------
 Total Assets                          1,497,492               40,404               997,769
                                    ------------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          286                   21                    --
 Payable for fund shares
  purchased                                   --                   --                   739
 Other liabilities                            --                   --                    --
                                    ------------            ---------            ----------
 Total Liabilities                           286                   21                   739
                                    ------------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,497,206              $40,383              $997,030
                                    ============            =========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            148,389                1,956                90,791
  Unit Fair Values #                      $10.09               $20.65                $10.98
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                   --                    --
  Unit Fair Values #                          --                   --                    --

(72) Putnam VT Multi-Cap Growth Fund became a Sub-Account option as of September 24, 2010.

(73) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(74) Funded as of September 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    ALLIANZ NFJ
                                      DIVIDEND        MANAGERS CADENCE
                                     VALUE FUND         MID-CAP FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (75)
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                 --
   Class INV                                  --                 --
   Other class                           128,412              1,926
                                    ============          =========
  Cost:
   Class ADV                                  --                 --
   Class INV                                  --                 --
   Other class                        $1,265,527            $35,557
                                    ============          =========
  Market Value:
   Class ADV                                  --                 --
   Class INV                                  --                 --
   Other class                        $1,457,474            $45,693
 Due from Hartford Life
  Insurance Company                        2,246                 --
 Receivable from fund shares
  sold                                        --                 11
 Other assets                                 --                 --
                                    ------------          ---------
 Total Assets                          1,459,720             45,704
                                    ------------          ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                 11
 Payable for fund shares
  purchased                                2,246                 --
 Other liabilities                            --                 --
                                    ------------          ---------
 Total Liabilities                         2,246                 11
                                    ------------          ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $1,457,474            $45,693
                                    ============          =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            175,748              4,423
  Unit Fair Values #                       $8.29             $10.33
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                 --
  Unit Fair Values #                          --                 --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(75) Formerly Allianz CCM Mid Cap Fund. Change effective September 27, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     PIMCO
                                                    EMERGING               PIMCO
                                   PIMCO            MARKETS                 REAL
                               TOTAL RETURN        BOND FUND            RETURN FUND
                                SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                --                    --
   Class INV                              --                --                    --
   Other class                     1,432,071           104,921               860,540
                               =============      ============          ============
  Cost:
   Class ADV                              --                --                    --
   Class INV                              --                --                    --
   Other class                   $15,632,164        $1,058,392            $9,354,463
                               =============      ============          ============
  Market Value:
   Class ADV                              --                --                    --
   Class INV                              --                --                    --
   Other class                   $15,537,967        $1,164,617            $9,775,729
 Due from Hartford Life
  Insurance Company                       --               736                 3,041
 Receivable from fund shares
  sold                                 2,797                --                 1,047
 Other assets                            855                31                   414
                               -------------      ------------          ------------
 Total Assets                     15,541,619         1,165,384             9,780,231
                               -------------      ------------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    2,797                --                    --
 Payable for fund shares
  purchased                               --               736                 3,041
 Other liabilities                        --                --                    --
                               -------------      ------------          ------------
 Total Liabilities                     2,797               736                 3,041
                               -------------      ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $15,538,822        $1,164,648            $9,777,190
                               =============      ============          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants      1,150,011            91,160               800,211
  Unit Fair Values #                  $13.51            $12.78                $13.37
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                --                    --
  Unit Fair Values #                      --                --                    --


                                                         PIONEER               PIONEER
                                    PIONEER                HIGH               STRATEGIC
                                      FUND              YIELD FUND           INCOME FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                          4,953               173,527               169,589
                                   ==========          ============          ============
  Cost:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                       $184,992            $1,505,581            $1,746,043
                                   ==========          ============          ============
  Market Value:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                       $202,868            $1,763,030            $1,855,304
 Due from Hartford Life
  Insurance Company                        --                    --                 1,992
 Receivable from fund shares
  sold                                    122                   660                    --
 Other assets                              --                    19                    48
                                   ----------          ------------          ------------
 Total Assets                         202,990             1,763,709             1,857,344
                                   ----------          ------------          ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       122                   660                    --
 Payable for fund shares
  purchased                                --                    --                 1,992
 Other liabilities                         --                    --                    --
                                   ----------          ------------          ------------
 Total Liabilities                        122                   660                 1,992
                                   ----------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $202,868            $1,763,049            $1,855,352
                                   ==========          ============          ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants          20,462               139,274               138,152
  Unit Fair Values #                    $9.91                $12.66                $13.43
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                    --                    --
  Unit Fair Values #                       --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PIONEER                PIONEER
                                      MID CAP                 GROWTH
                                     VALUE FUND         OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                           46,243                 10,706
                                     ==========             ==========
  Cost:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                         $808,940               $232,188
                                     ==========             ==========
  Market Value:
   Class ADV                                 --                     --
   Class INV                                 --                     --
   Other class                         $977,122               $292,062
 Due from Hartford Life
  Insurance Company                          --                     --
 Receivable from fund shares
  sold                                    1,078                     26
 Other assets                                --                     --
                                     ----------             ----------
 Total Assets                           978,200                292,088
                                     ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       1,078                     26
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                     ----------             ----------
 Total Liabilities                        1,078                     26
                                     ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $977,122               $292,062
                                     ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            99,809                 22,723
  Unit Fair Values #                      $9.79                 $12.85
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                     --
  Unit Fair Values #                         --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIMCO                PUTNAM                PUTNAM
                                      TOTAL                EQUITY              HIGH YIELD
                                   RETURN FUND           INCOME FUND         ADVANTAGE FUND
                                 SUB-ACCOUNT (29)        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                          87,238                4,782                44,669
                                    ==========            =========            ==========
  Cost:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                        $981,012              $67,532              $253,264
                                    ==========            =========            ==========
  Market Value:
   Class ADV                                --                   --                    --
   Class INV                                --                   --                    --
   Other class                        $946,533              $71,969              $266,671
 Due from Hartford Life
  Insurance Company                      1,363                   --                    --
 Receivable from fund shares
  sold                                      --                   40                    94
 Other assets                               29                   --                    --
                                    ----------            ---------            ----------
 Total Assets                          947,925               72,009               266,765
                                    ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   40                    94
 Payable for fund shares
  purchased                              1,363                   --                    --
 Other liabilities                          --                   --                    --
                                    ----------            ---------            ----------
 Total Liabilities                       1,363                   40                    94
                                    ----------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $946,562              $71,969              $266,671
                                    ==========            =========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           87,224                7,347                21,150
  Unit Fair Values #                    $10.85                $9.80                $12.61
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                   --                    --
  Unit Fair Values #                        --                   --                    --

                                      PUTNAM                                       PUTNAM
                                  INTERNATIONAL            PUTNAM                MULTI-CAP
                                   EQUITY FUND         INVESTORS FUND           GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (76)(77)
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --                      --
   Class INV                                --                  --                      --
   Other class                          41,518                 167                      87
                                    ==========            ========                ========
  Cost:
   Class ADV                                --                  --                      --
   Class INV                                --                  --                      --
   Other class                        $843,440              $1,862                  $3,915
                                    ==========            ========                ========
  Market Value:
   Class ADV                                --                  --                      --
   Class INV                                --                  --                      --
   Other class                        $832,027              $2,126                  $4,414
 Due from Hartford Life
  Insurance Company                         --                  --                      --
 Receivable from fund shares
  sold                                     472                  --                       3
 Other assets                               --                  --                      --
                                    ----------            --------                --------
 Total Assets                          832,499               2,126                   4,417
                                    ----------            --------                --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        472                  --                       3
 Payable for fund shares
  purchased                                 --                  --                      --
 Other liabilities                          --                  --                      --
                                    ----------            --------                --------
 Total Liabilities                         472                  --                       3
                                    ----------            --------                --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $832,027              $2,126                  $4,414
                                    ==========            ========                ========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           56,583                 265                     461
  Unit Fair Values #                    $14.70               $8.03                   $9.57
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                  --                      --
  Unit Fair Values #                        --                  --                      --

(29) Funded as of January 4, 2010.

(76) Putnam Multi-Cap Growth Fund became a Sub-Account option as of January 29, 2010.

(77) Effective September 24, 2010 Putnam Vista Fund merged with Putnam Multi-Cap Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        PUTNAM
                                    INTERNATIONAL              PUTNAM
                                       CAPITAL               SMALL CAP
                                  OPPORTUNITIES FUND        GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                     --
   Class INV                                  --                     --
   Other class                             8,142                  6,122
                                      ==========             ==========
  Cost:
   Class ADV                                  --                     --
   Class INV                                  --                     --
   Other class                          $242,259                $85,952
                                      ==========             ==========
  Market Value:
   Class ADV                                  --                     --
   Class INV                                  --                     --
   Other class                          $290,410               $110,750
 Due from Hartford Life
  Insurance Company                           --                     --
 Receivable from fund shares
  sold                                       152                     32
 Other assets                                 --                     --
                                      ----------             ----------
 Total Assets                            290,562                110,782
                                      ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          152                     32
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            --                     --
                                      ----------             ----------
 Total Liabilities                           152                     32
                                      ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $290,410               $110,750
                                      ==========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             31,299                 11,893
  Unit Fair Values #                       $9.28                  $9.31
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                     --
  Unit Fair Values #                          --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ROYCE                ROYCE
                                      TOTAL                VALUE                 ROYCE
                                   RETURN FUND           PLUS FUND             VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                          8,986                54,509                41,857
                                    =========            ==========            ==========
  Cost:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                        $87,347              $693,790              $357,046
                                    =========            ==========            ==========
  Market Value:
   Class ADV                               --                    --                    --
   Class INV                               --                    --                    --
   Other class                        $92,641              $731,514              $441,175
 Due from Hartford Life
  Insurance Company                        --                    --                    --
 Receivable from fund shares
  sold                                     18                 1,471                    16
 Other assets                              --                    --                    --
                                    ---------            ----------            ----------
 Total Assets                          92,659               732,985               441,191
                                    ---------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        18                 1,471                    16
 Payable for fund shares
  purchased                                --                    --                    --
 Other liabilities                         --                    --                    --
                                    ---------            ----------            ----------
 Total Liabilities                         18                 1,471                    16
                                    ---------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $92,641              $731,514              $441,175
                                    =========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           4,488                57,297                20,100
  Unit Fair Values #                   $20.64                $12.77                $21.95
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                    --                    --
  Unit Fair Values #                       --                    --                    --

                                                           COLUMBIA
                                                          DIVERSIFIED             COLUMBIA
                                                            EQUITY             MID CAP VALUE
                                  RS VALUE FUND           INCOME FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (78)      SUB-ACCOUNT (79)       SUB-ACCOUNT (80)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                          33,199                 8,749                 33,690
                                    ==========             =========             ==========
  Cost:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $763,664               $78,054               $189,967
                                    ==========             =========             ==========
  Market Value:
   Class ADV                                --                    --                     --
   Class INV                                --                    --                     --
   Other class                        $860,185               $88,277               $264,129
 Due from Hartford Life
  Insurance Company                        770                    --                     97
 Receivable from fund shares
  sold                                      --                    42                     --
 Other assets                               --                    --                     --
                                    ----------             ---------             ----------
 Total Assets                          860,955                88,319                264,226
                                    ----------             ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    42                     --
 Payable for fund shares
  purchased                                770                    --                     97
 Other liabilities                          --                    --                     --
                                    ----------             ---------             ----------
 Total Liabilities                         770                    42                     97
                                    ----------             ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $860,185               $88,277               $264,129
                                    ==========             =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           69,153                10,789                 29,373
  Unit Fair Values #                    $12.44                 $8.18                  $8.99
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                     --
  Unit Fair Values #                        --                    --                     --

(78) Funded as of January 5, 2010.

(79) Formerly RiverSource Diversified Equity Income Fund. Change effective September 7, 2010.

(80) Formerly RiverSource Mid Cap Value Fund. Change effective September 7,
     2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     COLUMBIA             RIDGEWORTH
                                   MULTI-ADVISOR          SMALL CAP
                                     SMALL CAP              VALUE
                                    VALUE FUND           EQUITY FUND
                                 SUB-ACCOUNT (81)        SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                          1,377                  9,969
                                      =======             ==========
  Cost:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                         $5,792               $121,677
                                      =======             ==========
  Market Value:
   Class ADV                               --                     --
   Class INV                               --                     --
   Other class                         $8,083               $134,682
 Due from Hartford Life
  Insurance Company                        59                     --
 Receivable from fund shares
  sold                                     --                     42
 Other assets                              --                     --
                                      -------             ----------
 Total Assets                           8,142                134,724
                                      -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                     42
 Payable for fund shares
  purchased                                59                     --
 Other liabilities                         --                     --
                                      -------             ----------
 Total Liabilities                         59                     42
                                      -------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,083               $134,682
                                      =======             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             790                  6,070
  Unit Fair Values #                   $10.23                 $22.19
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                     --
  Unit Fair Values #                       --                     --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(81) Formerly RiverSource Partners Small Cap Value Fund. Change effective September 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH                                  DWS
                                     MID-CAP             DWS RREEF             DREMAN
                                      VALUE             REAL ESTATE         HIGH RETURN
                                   EQUITY FUND        SECURITIES FUND       EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                 --                    --
   Class INV                                --                 --                    --
   Other class                          18,789                428                13,404
                                    ==========            =======            ==========
  Cost:
   Class ADV                                --                 --                    --
   Class INV                                --                 --                    --
   Other class                        $197,046             $5,514              $469,527
                                    ==========            =======            ==========
  Market Value:
   Class ADV                                --                 --                    --
   Class INV                                --                 --                    --
   Other class                        $221,518             $7,566              $438,178
 Due from Hartford Life
  Insurance Company                         --                 --                    --
 Receivable from fund shares
  sold                                      92                 --                    79
 Other assets                               --                 --                    --
                                    ----------            -------            ----------
 Total Assets                          221,610              7,566               438,257
                                    ----------            -------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         92                 --                    79
 Payable for fund shares
  purchased                                 --                 --                    --
 Other liabilities                          --                 --                    --
                                    ----------            -------            ----------
 Total Liabilities                          92                 --                    79
                                    ----------            -------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $221,518             $7,566              $438,178
                                    ==========            =======            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            9,505                729                54,931
  Unit Fair Values #                    $23.30             $10.38                 $7.98
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                 --                    --
  Unit Fair Values #                        --                 --                    --

                                       DWS                                        DWS
                                    EMERGING                SSGA               GROWTH &
                                  MARKETS FIXED           S&P 500             INCOME VIP
                                   INCOME FUND           INDEX FUND            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                               --                    --                   --
   Class INV                               --                    --                   --
   Other class                          2,251                43,517                4,806
                                    =========            ==========            =========
  Cost:
   Class ADV                               --                    --                   --
   Class INV                               --                    --                   --
   Other class                        $23,585              $842,712              $35,326
                                    =========            ==========            =========
  Market Value:
   Class ADV                               --                    --                   --
   Class INV                               --                    --                   --
   Other class                        $24,449              $899,932              $36,336
 Due from Hartford Life
  Insurance Company                        --                   624                   --
 Receivable from fund shares
  sold                                      9                    --                    1
 Other assets                              --                    --                   --
                                    ---------            ----------            ---------
 Total Assets                          24,458               900,556               36,337
                                    ---------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         9                    --                    1
 Payable for fund shares
  purchased                                --                   624                   --
 Other liabilities                         --                    --                   --
                                    ---------            ----------            ---------
 Total Liabilities                          9                   624                    1
                                    ---------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,449              $899,932              $36,336
                                    =========            ==========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           1,647                79,655                3,662
  Unit Fair Values #                   $14.85                $11.30                $9.92
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              --                    --                   --
  Unit Fair Values #                       --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           LEGG MASON
                                        DWS               CLEARBRIDGE
                                       GLOBAL              AGGRESSIVE
                                   THEMATIC FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                            8,782                   978
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $233,496              $108,216
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $210,327              $108,428
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       75                    19
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           210,402               108,447
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          75                    19
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           75                    19
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $210,327              $108,428
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            22,795                11,879
  Unit Fair Values #                      $9.23                 $9.13
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  LEGG MASON
                                   PARTNERS           LEGG MASON             LEGG MASON
                                  CLEARBRIDGE         CLEARBRIDGE           CLEARBRIDGE
                                  FUNDAMENTAL           MID CAP              SMALL CAP
                                  VALUE FUND           CORE FUND            GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (104)
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                             --                   --                     --
   Class INV                             --                   --                     --
   Other class                          155                2,947                 10,606
                                    =======            =========             ==========
  Cost:
   Class ADV                             --                   --                     --
   Class INV                             --                   --                     --
   Other class                       $1,833              $50,992               $149,985
                                    =======            =========             ==========
  Market Value:
   Class ADV                             --                   --                     --
   Class INV                             --                   --                     --
   Other class                       $2,116              $62,772               $182,734
 Due from Hartford Life
  Insurance Company                      --                   --                     --
 Receivable from fund shares
  sold                                    2                   20                     41
 Other assets                            --                   --                     --
                                    -------            ---------             ----------
 Total Assets                         2,118               62,792                182,775
                                    -------            ---------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       1                   20                     41
 Payable for fund shares
  purchased                              --                   --                     --
 Other liabilities                       --                   --                     --
                                    -------            ---------             ----------
 Total Liabilities                        1                   20                     41
                                    -------            ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $2,117              $62,772               $182,734
                                    =======            =========             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           202                3,156                 16,850
  Unit Fair Values #                 $10.48               $19.88                 $10.85
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            --                   --                     --
  Unit Fair Values #                     --                   --                     --


                                    BLACKROCK              THORNBURG
                                  SMALL/MID-CAP          INTERNATIONAL             THORNBURG
                                   GROWTH FUND             VALUE FUND              VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          18,743                 151,605                  31,790
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $197,172              $3,636,688                $990,045
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $230,159              $4,249,515              $1,071,680
 Due from Hartford Life
  Insurance Company                         --                   1,863                      --
 Receivable from fund shares
  sold                                      65                      --                     484
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          230,224               4,251,378               1,072,164
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         65                      --                     484
 Payable for fund shares
  purchased                                 --                   1,863                      --
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                          65                   1,863                     484
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $230,159              $4,249,515              $1,071,680
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           22,396                 358,135                  80,193
  Unit Fair Values #                    $10.28                  $11.87                  $13.36
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                      --
  Unit Fair Values #                        --                      --                      --

(104) Effective January 1, 2010 Legg Mason ClearBridge Small Cap Growth I Fund Sub-Account merged with Legg Mason ClearBridge Small Cap Growth Fund Sub-Account.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THORNBURG           TIMOTHY PLAN
                                        CORE             LARGE/MID CAP
                                    GROWTH FUND           VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (82)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                           60,575                 240
                                     ==========             =======
  Cost:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                         $979,536              $2,674
                                     ==========             =======
  Market Value:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                         $943,874              $3,189
 Due from Hartford Life
  Insurance Company                          --                  --
 Receivable from fund shares
  sold                                      260                  --
 Other assets                                --                  --
                                     ----------             -------
 Total Assets                           944,134               3,189
                                     ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         260                  --
 Payable for fund shares
  purchased                                  --                  --
 Other liabilities                           --                  --
                                     ----------             -------
 Total Liabilities                          260                  --
                                     ----------             -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $943,874              $3,189
                                     ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           105,462                 266
  Unit Fair Values #                      $8.95              $12.01
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                  --
  Unit Fair Values #                         --                  --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(82) Funded as of July 29, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   T. ROWE PRICE                                 T. ROWE PRICE
                                       GROWTH             T. ROWE PRICE            RETIREMENT
                                     STOCK FUND           EQUITY-INCOME            2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                            37,254                23,128                  86,871
                                    ============            ==========            ============
  Cost:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                        $1,046,139              $451,306              $1,089,639
                                    ============            ==========            ============
  Market Value:
   Class ADV                                  --                    --                      --
   Class INV                                  --                    --                      --
   Other class                        $1,175,005              $545,819              $1,321,310
 Due from Hartford Life
  Insurance Company                           --                    74                   2,437
 Receivable from fund shares
  sold                                       293                    --                      --
 Other assets                                 --                    --                      --
                                    ------------            ----------            ------------
 Total Assets                          1,175,298               545,893               1,323,747
                                    ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          293                    --                      --
 Payable for fund shares
  purchased                                   --                    74                   2,437
 Other liabilities                            --                    --                      --
                                    ------------            ----------            ------------
 Total Liabilities                           293                    74                   2,437
                                    ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,175,005              $545,819              $1,321,310
                                    ============            ==========            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            124,255                64,813                 127,216
  Unit Fair Values #                       $9.46                 $8.42                  $10.39
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                    --                      --
  Unit Fair Values #                          --                    --                      --

                                   T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2020 FUND               2030 FUND               2040 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                           275,771                 184,595                  97,174
                                    ============            ============            ============
  Cost:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $3,639,321              $2,551,780              $1,321,501
                                    ============            ============            ============
  Market Value:
   Class ADV                                  --                      --                      --
   Class INV                                  --                      --                      --
   Other class                        $4,481,272              $3,156,582              $1,676,243
 Due from Hartford Life
  Insurance Company                        2,882                   2,901                      --
 Receivable from fund shares
  sold                                        --                      --                   9,064
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          4,484,154               3,159,483               1,685,307
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                   9,064
 Payable for fund shares
  purchased                                2,882                   2,901                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         2,882                   2,901                   9,064
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,481,272              $3,156,582              $1,676,243
                                    ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            439,261                 315,188                 168,606
  Unit Fair Values #                      $10.20                  $10.01                   $9.94
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                      --                      --
  Unit Fair Values #                          --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   T. ROWE PRICE         T. ROWE PRICE
                                     RETIREMENT            RETIREMENT
                                     2050 FUND            INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                           63,976                13,122
                                     ==========            ==========
  Cost:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $483,711              $140,694
                                     ==========            ==========
  Market Value:
   Class ADV                                 --                    --
   Class INV                                 --                    --
   Other class                         $618,003              $172,027
 Due from Hartford Life
  Insurance Company                       1,043                    73
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                     3
                                     ----------            ----------
 Total Assets                           619,046               172,103
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --
 Payable for fund shares
  purchased                               1,043                    73
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                        1,043                    73
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $618,003              $172,030
                                     ==========            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            62,177                16,232
  Unit Fair Values #                      $9.94                $10.60
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                    --
  Unit Fair Values #                         --                    --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           VANGUARD               VANGUARD
                                   UBS GLOBAL             SMALL-CAP               MID-CAP
                                 ALLOCATION FUND          INDEX FUND             INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (83)       SUB-ACCOUNT (78)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                       --                    --
   Class INV                              --                   33,374                12,749
   Other class                            63                       --                    --
                                     =======             ============            ==========
  Cost:
   Class ADV                              --                       --                    --
   Class INV                              --               $1,009,010              $225,202
   Other class                          $697                       --                    --
                                     =======             ============            ==========
  Market Value:
   Class ADV                              --                       --                    --
   Class INV                              --               $1,159,733              $258,936
   Other class                          $634                       --                    --
 Due from Hartford Life
  Insurance Company                       --                    1,455                   590
 Receivable from fund shares
  sold                                     3                       --                    --
 Other assets                             --                       16                    10
                                     -------             ------------            ----------
 Total Assets                            637                1,161,204               259,536
                                     -------             ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3                       --                    --
 Payable for fund shares
  purchased                               --                    1,455                   590
 Other liabilities                        --                       --                    --
                                     -------             ------------            ----------
 Total Liabilities                         3                    1,455                   590
                                     -------             ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $634               $1,159,749              $258,946
                                     =======             ============            ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             62                   91,993                20,892
  Unit Fair Values #                  $10.20                   $12.61                $12.39
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                       --                    --
  Unit Fair Values #                      --                       --                    --

                                      VANGUARD                VANGUARD                VICTORY
                                 TOTAL BOND MARKET       TOTAL STOCK MARKET         DIVERSIFIED
                                     INDEX FUND              INDEX FUND              STOCK FUND
                                  SUB-ACCOUNT (29)        SUB-ACCOUNT (78)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --                      --
   Class INV                             23,346                   2,530                      --
   Other class                               --                      --                  44,713
                                     ==========               =========              ==========
  Cost:
   Class ADV                                 --                      --                      --
   Class INV                           $248,642                 $72,397                      --
   Other class                               --                      --                $632,641
                                     ==========               =========              ==========
  Market Value:
   Class ADV                                 --                      --                      --
   Class INV                           $247,462                 $79,845                      --
   Other class                               --                      --                $697,965
 Due from Hartford Life
  Insurance Company                          --                      --                     546
 Receivable from fund shares
  sold                                    2,128                      --                      --
 Other assets                                 6                      --                      --
                                     ----------               ---------              ----------
 Total Assets                           249,596                  79,845                 698,511
                                     ----------               ---------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       2,128                      --                      --
 Payable for fund shares
  purchased                                  --                      --                     546
 Other liabilities                           --                      --                      --
                                     ----------               ---------              ----------
 Total Liabilities                        2,128                      --                     546
                                     ----------               ---------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $247,468                 $79,845                $697,965
                                     ==========               =========              ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            23,268                   6,888                  59,438
  Unit Fair Values #                     $10.64                  $11.59                  $11.74
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --                      --
  Unit Fair Values #                         --                      --                      --

(29) Funded as of January 4, 2010.

(78) Funded as of January 5, 2010.

(83) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       VICTORY                 VICTORY
                                       SPECIAL              SMALL COMPANY
                                      VALUE FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                            125,969                  35,882
                                     ============            ============
  Cost:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $1,840,962                $858,887
                                     ============            ============
  Market Value:
   Class ADV                                   --                      --
   Class INV                                   --                      --
   Other class                         $2,052,030              $1,078,614
 Due from Hartford Life
  Insurance Company                         3,918                      --
 Receivable from fund shares
  sold                                         --                   1,193
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,055,948               1,079,807
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                   1,193
 Payable for fund shares
  purchased                                 3,918                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          3,918                   1,193
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,052,030              $1,078,614
                                     ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             184,743                  95,025
  Unit Fair Values #                       $11.11                  $11.35
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                  --                      --
  Unit Fair Values #                           --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO
                                     VICTORY               VAN KAMPEN               INVESCO
                                   ESTABLISHED             SMALL CAP               VAN KAMPEN
                                    VALUE FUND            GROWTH FUND            COMSTOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (84)        SUB-ACCOUNT (85)
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                          11,437                 103,789                 297,500
                                    ==========            ============            ============
  Cost:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $283,218                $917,482              $5,129,585
                                    ==========            ============            ============
  Market Value:
   Class ADV                                --                      --                      --
   Class INV                                --                      --                      --
   Other class                        $299,426              $1,151,016              $4,679,681
 Due from Hartford Life
  Insurance Company                         --                      --                   6,081
 Receivable from fund shares
  sold                                      38                     311                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          299,464               1,151,327               4,685,762
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         38                     311                      --
 Payable for fund shares
  purchased                                 --                      --                   6,081
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                          38                     311                   6,081
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $299,426              $1,151,016              $4,679,681
                                    ==========            ============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           14,506                 107,108                 336,392
  Unit Fair Values #                    $20.64                  $10.75                  $13.91
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                      --                      --
  Unit Fair Values #                        --                      --                      --

                                                            INVESCO                 INVESCO
                                     INVESCO              VAN KAMPEN               VAN KAMPEN
                                   VAN KAMPEN             EQUITY AND               GROWTH AND
                                 ENTERPRISE FUND          INCOME FUND             INCOME FUND
                                SUB-ACCOUNT (86)       SUB-ACCOUNT (87)         SUB-ACCOUNT (88)
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                              --                        --                      --
   Class INV                              --                        --                      --
   Other class                           483                 1,948,676                 127,181
                                     =======             =============            ============
  Cost:
   Class ADV                              --                        --                      --
   Class INV                              --                        --                      --
   Other class                        $6,200               $16,200,406              $2,116,340
                                     =======             =============            ============
  Market Value:
   Class ADV                              --                        --                      --
   Class INV                              --                        --                      --
   Other class                        $8,466               $16,739,124              $2,444,417
 Due from Hartford Life
  Insurance Company                       --                        --                      --
 Receivable from fund shares
  sold                                     6                    24,539                      81
 Other assets                             --                        --                      --
                                     -------             -------------            ------------
 Total Assets                          8,472                16,763,663               2,444,498
                                     -------             -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        6                    24,539                      81
 Payable for fund shares
  purchased                               --                        --                      --
 Other liabilities                        --                        --                      --
                                     -------             -------------            ------------
 Total Liabilities                         6                    24,539                      81
                                     -------             -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,466               $16,739,124              $2,444,417
                                     =======             =============            ============
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            649                 1,217,985                 262,247
  Unit Fair Values #                  $13.04                    $13.74                   $9.32
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             --                        --                      --
  Unit Fair Values #                      --                        --                      --

(84) Formerly Van Kampen Small Cap Growth Fund. Change effective June 1, 2010.

(85) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(86) Formerly Van Kampen Enterprise Fund. Change effective June 1, 2010.

(87) Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

(88) Formerly Van Kampen Growth and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                     VAN KAMPEN           VAN KAMPEN
                                      MID CAP            U.S. MORTGAGE
                                    GROWTH FUND              FUND
                                  SUB-ACCOUNT (89)     SUB-ACCOUNT (90)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                           22,639                  26
                                     ==========             =======
  Cost:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                         $513,406                $332
                                     ==========             =======
  Market Value:
   Class ADV                                 --                  --
   Class INV                                 --                  --
   Other class                         $673,723                $339
 Due from Hartford Life
  Insurance Company                       1,992                  --
 Receivable from fund shares
  sold                                       --                   2
 Other assets                                --                  --
                                     ----------             -------
 Total Assets                           675,715                 341
                                     ----------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   2
 Payable for fund shares
  purchased                               1,992                  --
 Other liabilities                           --                  --
                                     ----------             -------
 Total Liabilities                        1,992                   2
                                     ----------             -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $673,723                $339
                                     ==========             =======
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            53,504                  30
  Unit Fair Values #                     $12.59              $11.38
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                  --
  Unit Fair Values #                         --                  --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(89) Formerly Van Kampen Mid Cap Growth Fund. Change effective June 1, 2010.

(90) Formerly Van Kampen U.S. Mortgage Fund. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO              INVESCO
                                    VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                   REAL ESTATE             CAPITAL             SMALL CAP
                                 SECURITIES FUND         GROWTH FUND           VALUE FUND
                                 SUB-ACCOUNT (91)     SUB-ACCOUNT (92)      SUB-ACCOUNT (93)
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                          10,179                 389                 26,471
                                    ==========             =======             ==========
  Cost:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                        $188,871              $3,817               $398,620
                                    ==========             =======             ==========
  Market Value:
   Class ADV                                --                  --                     --
   Class INV                                --                  --                     --
   Other class                        $177,929              $5,251               $476,998
 Due from Hartford Life
  Insurance Company                         --                  --                     --
 Receivable from fund shares
  sold                                      19                  10                     96
 Other assets                               --                  --                     --
                                    ----------             -------             ----------
 Total Assets                          177,948               5,261                477,094
                                    ----------             -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         19                  10                     96
 Payable for fund shares
  purchased                                 --                  --                     --
 Other liabilities                          --                  --                     --
                                    ----------             -------             ----------
 Total Liabilities                          19                  10                     96
                                    ----------             -------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $177,929              $5,251               $476,998
                                    ==========             =======             ==========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants           18,833                 512                 20,536
  Unit Fair Values #                     $9.45              $10.25                 $23.23
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                  --                     --
  Unit Fair Values #                        --                  --                     --

                                      INVESCO                INVESCO              MORGAN STANLEY
                                    VAN KAMPEN             VAN KAMPEN              INSTITUTIONAL
                                     AMERICAN                GLOBAL                 OPPORTUNITY
                                    VALUE FUND           FRANCHISE FUND              PORTFOLIO
                                 SUB-ACCOUNT (94)       SUB-ACCOUNT (95)       SUB-ACCOUNT (96)(97)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                             572                    964                    4,704
                                     =========              =========                =========
  Cost:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                         $13,662                $18,608                  $56,857
                                     =========              =========                =========
  Market Value:
   Class ADV                                --                     --                       --
   Class INV                                --                     --                       --
   Other class                         $15,564                $20,787                  $70,652
 Due from Hartford Life
  Insurance Company                         --                     --                       --
 Receivable from fund shares
  sold                                      20                      4                       42
 Other assets                               --                     --                        1
                                     ---------              ---------                ---------
 Total Assets                           15,584                 20,791                   70,695
                                     ---------              ---------                ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         20                      4                       42
 Payable for fund shares
  purchased                                 --                     --                       --
 Other liabilities                          --                     --                       --
                                     ---------              ---------                ---------
 Total Liabilities                          20                      4                       42
                                     ---------              ---------                ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $15,564                $20,787                  $70,653
                                     =========              =========                =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants              711                  1,298                    5,771
  Unit Fair Values #                    $21.89                 $16.01                   $12.24
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                     --                       --
  Unit Fair Values #                        --                     --                       --

(91) Formerly Van Kampen Real Estate Securities Fund. Change effective June 1, 2010.

(92) Formerly Van Kampen Capital Growth Fund. Change effective June 1, 2010.

(93) Formerly Van Kampen Small Cap Value Fund. Change effective June 1, 2010.

(94) Formerly Van Kampen American Value Fund. Change effective June 1, 2010.

(95) Formerly Van Kampen Global Franchise Fund. Change effective June 1, 2010.

(96) Morgan Stanley Institutional Opportunity Portfolio became a Sub-Account option as of May 21, 2010.

(97) Effective May 21, 2010 Van Kampen Equity Growth Fund merged with Morgan Stanley Institutional Opportunity Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                                              ADVANTAGE
                                      VANGUARD              TOTAL RETURN
                                   500 INDEX FUND             BOND FUND
                                  SUB-ACCOUNT (98)      SUB-ACCOUNT (99)(100)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                 --                      --
   Class INV                              5,533                      --
   Other class                               --                   3,689
                                     ==========               =========
  Cost:
   Class ADV                                 --                      --
   Class INV                           $592,994                      --
   Other class                               --                 $47,807
                                     ==========               =========
  Market Value:
   Class ADV                                 --                      --
   Class INV                           $640,778                      --
   Other class                               --                 $47,039
 Due from Hartford Life
  Insurance Company                         415                      --
 Receivable from fund shares
  sold                                       --                      25
 Other assets                                --                       2
                                     ----------               ---------
 Total Assets                           641,193                  47,066
                                     ----------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      25
 Payable for fund shares
  purchased                                 415                      --
 Other liabilities                           --                      --
                                     ----------               ---------
 Total Liabilities                          415                      25
                                     ----------               ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $640,778                 $47,041
                                     ==========               =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            56,310                   4,661
  Unit Fair Values #                     $11.38                  $10.09
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                --                      --
  Unit Fair Values #                         --                      --

# Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(98) Funded as of January 7, 2010.

(99) Wells Fargo Advantage Total Return Bond Fund became a Sub-Account option as of July 9, 2010.

(100) Formerly Evergreen Core Bond Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      LEGG MASON
                                                                                       PARTNERS
                                  COLUMBIA SELIGMAN         COLUMBIA SELIGMAN         CLEARBRIDGE
                                  COMMUNICATIONS AND             GLOBAL                SMALL CAP             BALANCED
                                   INFORMATION FUND          TECHNOLOGY FUND          VALUE FUND           STRATEGY FUND
                                  SUB-ACCOUNT (101)         SUB-ACCOUNT (102)         SUB-ACCOUNT        SUB-ACCOUNT (103)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                  --                       --                     --                    --
   Class INV                                  --                       --                     --                    --
   Other class                             6,494                    4,588                  1,916                 4,859
                                      ==========                =========              =========             =========
  Cost:
   Class ADV                                  --                       --                     --                    --
   Class INV                                  --                       --                     --                    --
   Other class                          $231,160                  $74,740                $27,276               $48,174
                                      ==========                =========              =========             =========
  Market Value:
   Class ADV                                  --                       --                     --                    --
   Class INV                                  --                       --                     --                    --
   Other class                          $290,328                  $95,713                $34,944               $50,633
 Due from Hartford Life
  Insurance Company                           --                       --                     --                    --
 Receivable from fund shares
  sold                                        40                       21                      7                    46
 Other assets                                 --                       --                     --                    --
                                      ----------                ---------              ---------             ---------
 Total Assets                            290,368                   95,734                 34,951                50,679
                                      ----------                ---------              ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           40                       21                      7                    46
 Payable for fund shares
  purchased                                   --                       --                     --                    --
 Other liabilities                            --                       --                     --                    --
                                      ----------                ---------              ---------             ---------
 Total Liabilities                            40                       21                      7                    46
                                      ----------                ---------              ---------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $290,328                  $95,713                $34,944               $50,633
                                      ==========                =========              =========             =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants             23,577                    8,209                  3,191                 3,021
  Unit Fair Values #                      $12.31                   $11.66                 $10.95                $16.76
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants                 --                       --                     --                    --
  Unit Fair Values #                          --                       --                     --                    --


                                   CONSERVATIVE             GROWTH              MODERATE
                                   STRATEGY FUND         STRATEGY FUND        STRATEGY FUND
                                 SUB-ACCOUNT (103)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                           3,024                 4,654                4,243
                                     =========             =========            =========
  Cost:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                         $31,567               $42,394              $43,310
                                     =========             =========            =========
  Market Value:
   Class ADV                                --                    --                   --
   Class INV                                --                    --                   --
   Other class                         $31,597               $46,212              $44,767
 Due from Hartford Life
  Insurance Company                         --                    --                   --
 Receivable from fund shares
  sold                                      13                    89                   20
 Other assets                               --                    --                   --
                                     ---------             ---------            ---------
 Total Assets                           31,610                46,301               44,787
                                     ---------             ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         13                    89                   20
 Payable for fund shares
  purchased                                 --                    --                   --
 Other liabilities                          --                    --                   --
                                     ---------             ---------            ---------
 Total Liabilities                          13                    89                   20
                                     ---------             ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $31,597               $46,212              $44,767
                                     =========             =========            =========
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
 Group Sub-Accounts:
  Units owned by Participants            2,250                 2,563                2,913
  Unit Fair Values #                    $14.04                $18.03               $15.37
DEFERRED ANNUITY CONTRACTS IN
 THE ANNUITY PERIOD:
 Group Sub-Accounts:
  Units owned by Participants               --                    --                   --
  Unit Fair Values #                        --                    --                   --

(101) Formerly Seligman Communications and Information Fund. Change effective September 7, 2010.

(102) Formerly Seligman Global Technology Fund. Change effective September 7, 2010.

(103) Funded as of April 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP
                                         EQUITY           AMERICAN CENTURY VP
                                      INCOME FUND               GROWTH
                                      SUB-ACCOUNT           SUB-ACCOUNT (1)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $380,773                  $3
                                      ------------               -----
EXPENSE:
 Mortality and expense risk
  charges                                  (58,799)                (17)
                                      ------------               -----
  Net investment income (loss)             321,974                 (14)
                                      ------------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     33,017                  --
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,477,868                 544
                                      ------------               -----
  Net gain (loss) on
   investments                           1,510,885                 544
                                      ------------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,832,859                $530
                                      ============               =====

(1)  Funded as of June 22, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP      AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                    ULTRA(R) FUND            BALANCED FUND          INTERNATIONAL FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $1,030                       $48
                                       -------                  -------                  --------
EXPENSE:
 Mortality and expense risk
  charges                                 (248)                    (383)                      (25)
                                       -------                  -------                  --------
  Net investment income
   (loss)                                 (248)                     647                        23
                                       -------                  -------                  --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,004                      204                    (4,473)
 Net realized gain on
  distributions                             --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              178                    4,839                     4,233
                                       -------                  -------                  --------
  Net gain (loss) on
   investments                           4,182                    5,043                      (240)
                                       -------                  -------                  --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,934                   $5,690                     $(217)
                                       =======                  =======                  ========

                                 AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                      SMALL CAP               LARGE COMPANY          AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND              VISTA(SM) FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $9,379                     $517                       $ --
                                      ----------                 --------                 ----------
EXPENSE:
 Mortality and expense risk
  charges                                   (296)                    (371)                    (4,158)
                                      ----------                 --------                 ----------
  Net investment income
   (loss)                                  9,083                      146                     (4,158)
                                      ----------                 --------                 ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      520                   (1,903)                     3,290
 Net realized gain on
  distributions                               --                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            181,547                    5,535                    117,607
                                      ----------                 --------                 ----------
  Net gain (loss) on
   investments                           182,067                    3,632                    120,897
                                      ----------                 --------                 ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $191,150                   $3,778                   $116,739
                                      ==========                 ========                 ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                   INFLATION-ADJUSTED             EQUITY
                                       BOND FUND                GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1,944                     $248
                                        --------                  -------
EXPENSE:
 Mortality and expense risk
  charges                                 (1,202)                    (330)
                                        --------                  -------
  Net investment income (loss)               742                      (82)
                                        --------                  -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      103                       --
 Net realized gain on
  distributions                              591                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1,988                    3,780
                                        --------                  -------
  Net gain (loss) on
   investments                             2,682                    3,780
                                        --------                  -------
  Net increase (decrease) in
   net assets resulting from
   operations                             $3,424                   $3,698
                                        ========                  =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP
                                      INCOME &             AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     GROWTH FUND               ULTRA FUND                 VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,570                    $2,706                    $20,366
                                      ---------                 ---------                 ----------
EXPENSE:
 Mortality and expense risk
  charges                                (1,684)                   (3,767)                    (6,449)
                                      ---------                 ---------                 ----------
  Net investment income
   (loss)                                 1,886                    (1,061)                    13,917
                                      ---------                 ---------                 ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (13,052)                   (1,696)                    (8,059)
 Net realized gain on
  distributions                              --                        --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,737                    83,498                    106,287
                                      ---------                 ---------                 ----------
  Net gain (loss) on
   investments                           24,685                    81,802                     98,228
                                      ---------                 ---------                 ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $26,571                   $80,741                   $112,145
                                      =========                 =========                 ==========

                                 AMERICAN CENTURY VP       INVESCO V.I.         INVESCO V.I.
                                       MID CAP               SMALL CAP           FINANCIAL
                                     VALUE FUND             EQUITY FUND        SERVICES FUND
                                   SUB-ACCOUNT (2)        SUB-ACCOUNT (3)     SUB-ACCOUNT (4)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $25                    $ --                 $13
                                        -----                 -------              ------
EXPENSE:
 Mortality and expense risk
  charges                                 (16)                   (213)                (63)
                                        -----                 -------              ------
  Net investment income
   (loss)                                   9                    (213)                (50)
                                        -----                 -------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                    (310)               (474)
 Net realized gain on
  distributions                            --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             573                   6,592                (213)
                                        -----                 -------              ------
  Net gain (loss) on
   investments                            573                   6,282                (687)
                                        -----                 -------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                            $582                  $6,069               $(737)
                                        =====                 =======              ======

(2)  Funded as of July 17, 2010.

(3)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              INVESCO
                                    INVESCO V.I.               BASIC
                                    LEISURE FUND            VALUE FUND
                                 SUB-ACCOUNT (5)(6)       SUB-ACCOUNT (7)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $48                      $ --
                                        -----               -----------
EXPENSE:
 Mortality and expense risk
  charges                                 (45)                   (5,753)
                                        -----               -----------
  Net investment income (loss)              3                    (5,753)
                                        -----               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (2)                 (271,072)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             496                   344,026
                                        -----               -----------
  Net gain (loss) on
   investments                            494                    72,954
                                        -----               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $497                   $67,201
                                        =====               ===========

(5)  Formerly AIM V.I. Leisure Fund. Change effective April 30, 2010.

(6)  Funded as of April 14, 2010.

(7)  Formerly AIM Basic Value Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO              INVESCO               INVESCO
                                    EUROPEAN           INTERNATIONAL            MID CAP
                                   GROWTH FUND          GROWTH FUND        CORE EQUITY FUND
                                 SUB-ACCOUNT (8)      SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,235               $4,557                  $128
                                    ---------            ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                              (2,457)              (3,237)               (1,676)
                                    ---------            ---------             ---------
  Net investment income
   (loss)                               3,778                1,320                (1,548)
                                    ---------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,451               20,147                  (813)
 Net realized gain on
  distributions                            --                   --                 3,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year          51,770               26,021                20,637
                                    ---------            ---------             ---------
  Net gain (loss) on
   investments                         54,221               46,168                23,168
                                    ---------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $57,999              $47,488               $21,620
                                    =========            =========             =========

                                     INVESCO                                      INVESCO
                                    SMALL CAP              INVESCO               SMALL CAP
                                   GROWTH FUND         REAL ESTATE FUND         EQUITY FUND
                                 SUB-ACCOUNT (11)      SUB-ACCOUNT (12)      SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $37,852                  $ --
                                    ----------            ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (3,820)              (14,240)               (1,742)
                                    ----------            ----------             ---------
  Net investment income
   (loss)                               (3,820)               23,612                (1,742)
                                    ----------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,849)               10,846                 6,551
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          143,474               408,526                51,660
                                    ----------            ----------             ---------
  Net gain (loss) on
   investments                         141,625               419,372                58,211
                                    ----------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $137,805              $442,984               $56,469
                                    ==========            ==========             =========

(8)  Formerly AIM European Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM International Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM Mid Cap Core Equity Fund. Change effective April 30, 2010.

(11) Formerly AIM Small Cap Growth Fund. Change effective April 30, 2010.

(12) Formerly AIM Real Estate Fund. Change effective April 30, 2010.

(13) Formerly AIM Small Cap Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO                 INVESCO
                                       LARGE CAP                CAPITAL
                                      GROWTH FUND          DEVELOPMENT FUND
                                 SUB-ACCOUNT (14)(15)      SUB-ACCOUNT (16)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                    $ --
                                        -------                 -------
EXPENSE:
 Mortality and expense risk
  charges                                   (76)                   (134)
                                        -------                 -------
  Net investment income (loss)              (76)                   (134)
                                        -------                 -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      27                   2,807
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,579                    (196)
                                        -------                 -------
  Net gain (loss) on
   investments                            2,606                   2,611
                                        -------                 -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $2,530                  $2,477
                                        =======                 =======

(14) Formerly AIM Large Cap Growth Fund. Change effective April 30, 2010.

(15) Funded as of April 1, 2010.

(16) Formerly AIM Capital Development Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO       AMERICAN CENTURY
                                  DEVELOPING           PRIME        DOMINI SOCIAL
                                 MARKETS FUND    MONEY MARKET FUND   EQUITY FUND
                               SUB-ACCOUNT (17)  SUB-ACCOUNT (18)    SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $76                 $4              $23
                                    -----             ------            -----
EXPENSE:
 Mortality and expense risk
  charges                             (25)              (258)             (46)
                                    -----             ------            -----
  Net investment income
   (loss)                              51               (254)             (23)
                                    -----             ------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                --                 --               60
 Net realized gain on
  distributions                        11                 --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (47)                --              838
                                    -----             ------            -----
  Net gain (loss) on
   investments                        (36)                --              898
                                    -----             ------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $15              $(254)            $875
                                    =====             ======            =====

                               ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN VPS
                                2055 RETIREMENT       2050 RETIREMENT             BALANCED
                                 STRATEGY FUND         STRATEGY FUND          SHARES PORTFOLIO
                                SUB-ACCOUNT (19)     SUB-ACCOUNT (20)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --                  $2,299                   $1,924
                                      ----               ---------                ---------
EXPENSE:
 Mortality and expense risk
  charges                               --                      --                     (852)
                                      ----               ---------                ---------
  Net investment income
   (loss)                               --                   2,299                    1,072
                                      ----               ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                      57                     (481)
 Net realized gain on
  distributions                         --                   1,019                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5                  16,444                   10,595
                                      ----               ---------                ---------
  Net gain (loss) on
   investments                           5                  17,520                   10,114
                                      ----               ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5                 $19,819                  $11,186
                                      ====               =========                =========

(17) Funded as of September 23, 2010.

(18) Funded as of September 7, 2010.

(19) Funded as of December 17, 2010.

(20) Funded as of July 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                       GROWTH AND                INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $536                    $14,184
                                        ---------                  ---------
EXPENSE:
 Mortality and expense risk
  charges                                    (558)                    (3,668)
                                        ---------                  ---------
  Net investment income (loss)                (22)                    10,516
                                        ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (3,612)                   (31,673)
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              10,583                     76,370
                                        ---------                  ---------
  Net gain (loss) on
   investments                              6,971                     44,697
                                        ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                              $6,949                    $55,213
                                        =========                  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL                 GLOBAL             ALLIANCEBERNSTEIN
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $59,075                     $6,103                   $ --
                                       ---------                  ---------                -------
EXPENSE:
 Mortality and expense risk
  charges                                (10,033)                      (812)                  (231)
                                       ---------                  ---------                -------
  Net investment income
   (loss)                                 49,042                      5,291                   (231)
                                       ---------                  ---------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   68,382                        489                  2,803
 Net realized gain on
  distributions                               --                         --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,820)                     4,657                  2,388
                                       ---------                  ---------                -------
  Net gain (loss) on
   investments                            13,562                      5,146                  5,191
                                       ---------                  ---------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $62,604                    $10,437                 $4,960
                                       =========                  =========                =======

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     SMALL/MID-CAP              SMALL-MID CAP         ALLIANCEBERNSTEIN
                                   GROWTH PORTFOLIO            VALUE PORTFOLIO            VALUE FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                       $244                    $5
                                       ---------                  ---------                  ----
EXPENSE:
 Mortality and expense risk
  charges                                   (618)                    (2,033)                   (4)
                                       ---------                  ---------                  ----
  Net investment income
   (loss)                                   (618)                    (1,789)                    1
                                       ---------                  ---------                  ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       23                       (779)                    1
 Net realized gain on
  distributions                               --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             22,438                     49,040                    41
                                       ---------                  ---------                  ----
  Net gain (loss) on
   investments                            22,461                     48,261                    42
                                       ---------                  ---------                  ----
  Net increase (decrease) in
   net assets resulting from
   operations                            $21,843                    $46,472                   $43
                                       =========                  =========                  ====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2015     ALLIANCEBERNSTEIN 2025
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,646                      $4,800
                                         -------                   ---------
EXPENSE:
 Mortality and expense risk
  charges                                   (470)                       (667)
                                         -------                   ---------
  Net investment income (loss)             4,176                       4,133
                                         -------                   ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (10)                        854
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              5,652                      17,973
                                         -------                   ---------
  Net gain (loss) on
   investments                             5,642                      18,827
                                         -------                   ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $9,818                     $22,960
                                         =======                   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN 2035     ALLIANCEBERNSTEIN 2045     ALLIANCEBERNSTEIN 2000
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (21)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,158                     $2,180                      $7
                                       ---------                  ---------                    ----
EXPENSE:
 Mortality and expense risk
  charges                                   (354)                      (111)                     (1)
                                       ---------                  ---------                    ----
  Net investment income
   (loss)                                  2,804                      2,069                       6
                                       ---------                  ---------                    ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (13)                        54                      --
 Net realized gain on
  distributions                               --                         --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             23,187                     17,319                      12
                                       ---------                  ---------                    ----
  Net gain (loss) on
   investments                            23,174                     17,373                      12
                                       ---------                  ---------                    ----
  Net increase (decrease) in
   net assets resulting from
   operations                            $25,978                    $19,442                     $18
                                       =========                  =========                    ====

                                ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020     ALLIANCEBERNSTEIN 2030
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                   SUB-ACCOUNT (22)              SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,136                      $9,477                    $13,510
                                        -------                   ---------                  ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (131)                     (1,494)                    (1,341)
                                        -------                   ---------                  ---------
  Net investment income
   (loss)                                 1,005                       7,983                     12,169
                                        -------                   ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (65)                      1,413                        621
 Net realized gain on
  distributions                              --                          --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,250                      33,862                     68,796
                                        -------                   ---------                  ---------
  Net gain (loss) on
   investments                            2,185                      35,275                     69,417
                                        -------                   ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,190                     $43,258                    $81,586
                                        =======                   =========                  =========

(21) Funded as of January 15, 2010.

(22) Funded as of April 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2040       AMERICAN FUNDS
                                   RETIREMENT STRATEGY          AMCAP FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $3,468                   $1,822
                                        ---------               ----------
EXPENSE:
 Mortality and expense risk
  charges                                    (588)                  (7,867)
                                        ---------               ----------
  Net investment income (loss)              2,880                   (6,045)
                                        ---------               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       590                   12,347
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,487                  110,145
                                        ---------               ----------
  Net gain (loss) on
   investments                             26,077                  122,492
                                        ---------               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $28,957                 $116,447
                                        =========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS         AMERICAN FUNDS          AMERICAN FUNDS
                                     AMERICAN            CAPITAL INCOME           EUROPACIFIC
                                  BALANCED FUND           BUILDER FUND            GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $73,889                $548,072                $184,952
                                    ----------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (42,567)               (110,779)                (69,986)
                                    ----------            ------------            ------------
  Net investment income
   (loss)                               31,322                 437,293                 114,966
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,640                  (7,672)                501,164
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          412,145                 627,282                 664,738
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         432,785                 619,610               1,165,902
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $464,107              $1,056,903              $1,280,868
                                    ==========            ============            ============

                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                   FUNDAMENTAL               NEW              THE BOND FUND
                                  INVESTORS FUND       PERSPECTIVE FUND         OF AMERICA
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $99,305               $26,501              $178,061
                                    ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (62,325)              (23,770)              (50,432)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               36,980                 2,731               127,629
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,669                19,718                 5,985
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          887,855               324,334               141,659
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         905,524               344,052               147,644
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $942,504              $346,783              $275,273
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                   THE GROWTH FUND        THE INCOME FUND
                                   OF AMERICA FUND           OF AMERICA
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $224,418              $223,894
                                     ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (163,405)              (42,384)
                                     ------------            ----------
  Net investment income (loss)             61,013               181,510
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   972,394                11,060
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,706,790               349,972
                                     ------------            ----------
  Net gain (loss) on
   investments                          3,679,184               361,032
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,740,197              $542,542
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS
                                 THE INVESTMENT      AMERICAN FUNDS      AMERICAN FUNDS
                                    COMPANY             THE NEW            WASHINGTON
                                   OF AMERICA         ECONOMY FUND      MUTUAL INVESTORS
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $82,848              $4,548             $43,401
                                   ----------          ----------          ----------
EXPENSE:
 Mortality and expense risk
  charges                             (37,429)             (6,317)            (17,368)
                                   ----------          ----------          ----------
  Net investment income
   (loss)                              45,419              (1,769)             26,033
                                   ----------          ----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                39,950               2,154               3,328
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         402,872             105,040             201,318
                                   ----------          ----------          ----------
  Net gain (loss) on
   investments                        442,822             107,194             204,646
                                   ----------          ----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $488,241            $105,425            $230,679
                                   ==========          ==========          ==========

                                                     AMERICAN FUNDS
                                 AMERICAN FUNDS      CAPITAL WORLD       AMERICAN FUNDS
                                    AMERICAN            GROWTH &            SMALLCAP
                                  MUTUAL FUND         INCOME FUND          WORLD FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $29,235            $302,572              $8,356
                                   ----------          ----------          ----------
EXPENSE:
 Mortality and expense risk
  charges                              (9,723)            (77,777)             (4,913)
                                   ----------          ----------          ----------
  Net investment income
   (loss)                              19,512             224,795               3,443
                                   ----------          ----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,479             (11,243)              9,417
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         102,909             777,445             121,757
                                   ----------          ----------          ----------
  Net gain (loss) on
   investments                        111,388             766,202             131,174
                                   ----------          ----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $130,900            $990,997            $134,617
                                   ==========          ==========          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       ARIEL
                                   APPRECIATION
                                       FUND              ARIEL FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $48                  $11
                                     ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                 (862)                (558)
                                     ---------            ---------
  Net investment income (loss)            (814)                (547)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (475)              (1,034)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           24,869               21,337
                                     ---------            ---------
  Net gain (loss) on
   investments                          24,394               20,303
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $23,580              $19,756
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     ARTISAN                                     AVE MARIA
                                     MID CAP              AVE MARIA               RISING
                                    VALUE FUND         OPPORTUNITY FUND        DIVIDEND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (17)      SUB-ACCOUNT (23)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,809               $ --                    $43
                                    ----------               ----                  -----
EXPENSE:
 Mortality and expense risk
  charges                               (4,857)                --                     (1)
                                    ----------               ----                  -----
  Net investment income
   (loss)                               11,952                 --                     42
                                    ----------               ----                  -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,499                 --                     --
 Net realized gain on
  distributions                         33,554                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          181,469                 10                    (37)
                                    ----------               ----                  -----
  Net gain (loss) on
   investments                         216,522                 10                    (37)
                                    ----------               ----                  -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $228,474                $10                     $5
                                    ==========               ====                  =====


                                    AVE MARIA          LIFEPATH 2020         LIFEPATH 2030
                                   GROWTH FUND           PORTFOLIO             PORTFOLIO
                                SUB-ACCOUNT (24)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $176,108              $133,289
                                     -------             ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (30)               (45,829)              (45,148)
                                     -------             ----------            ----------
  Net investment income
   (loss)                                (30)               130,279                88,141
                                     -------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   72                364,944               152,602
 Net realized gain on
  distributions                           --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,685                490,365               687,091
                                     -------             ----------            ----------
  Net gain (loss) on
   investments                         1,757                855,309               839,693
                                     -------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,727               $985,588              $927,834
                                     =======             ==========            ==========

(17) Funded as of September 23, 2010.

(23) Funded as of December 16, 2010.

(24) Funded as of September 8, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            LIFEPATH
                                   LIFEPATH 2040           RETIREMENT
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $106,645               $75,972
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (37,897)              (20,501)
                                     ----------            ----------
  Net investment income (loss)           68,748                55,471
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 132,719                26,634
 Net realized gain on
  distributions                              --                 8,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year           634,993               227,674
                                     ----------            ----------
  Net gain (loss) on
   investments                          767,712               262,438
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $836,460              $317,909
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               BLACKROCK
                                  LIFEPATH 2050            BARON                EQUITY
                                    PORTFOLIO          SMALL CAP FUND        DIVIDEND FUND
                                SUB-ACCOUNT (25)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $384                   $ --               $5,372
                                     -------             ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (34)                  (643)              (1,874)
                                     -------             ----------            ---------
  Net investment income
   (loss)                                350                   (643)               3,498
                                     -------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  1,190                   14
 Net realized gain on
  distributions                          346                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,721                138,824               35,306
                                     -------             ----------            ---------
  Net gain (loss) on
   investments                         3,067                140,014               35,320
                                     -------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,417               $139,371              $38,818
                                     =======             ==========            =========

                                    BLACKROCK             BLACKROCK           BLACKROCK
                                     CAPITAL             GOVERNMENT         MID CAP VALUE
                                APPRECIATION FUND        INCOME FUND          PORTFOLIO
                                 SUB-ACCOUNT (26)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                  $6,972               $375
                                       ----               ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                                --                  (1,361)              (152)
                                       ----               ---------            -------
  Net investment income
   (loss)                                --                   5,611                223
                                       ----               ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                     929                702
 Net realized gain on
  distributions                          --                     834                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2                   7,864              5,320
                                       ----               ---------            -------
  Net gain (loss) on
   investments                            2                   9,627              6,022
                                       ----               ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $2                 $15,238             $6,245
                                       ====               =========            =======

(25) Funded as of January 20, 2010.

(26) Funded as of November 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          CALVERT SOCIAL
                                   CALVERT VP SRI        INVESTMENT FUND
                                 BALANCED PORTFOLIO      EQUITY PORTFOLIO
                                  SUB-ACCOUNT (27)         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,975                   $ --
                                      ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                (2,373)               (15,631)
                                      ---------             ----------
  Net investment income (loss)            2,602                (15,631)
                                      ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      80                  8,287
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            34,385                334,047
                                      ---------             ----------
  Net gain (loss) on
   investments                           34,465                342,334
                                      ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $37,067               $326,703
                                      =========             ==========

(27) Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        CALVERT SOCIAL
                                 CALVERT LARGE CAP        INVESTMENT             CALVERT
                                    GROWTH FUND            BOND FUND           INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $29,340              $24,320
                                     ---------             ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,027)              (10,431)              (7,230)
                                     ---------             ---------            ---------
  Net investment income
   (loss)                               (1,027)               18,909               17,090
                                     ---------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,162)                  209                   14
 Net realized gain on
  distributions                             --                14,092                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,410                19,394               17,607
                                     ---------             ---------            ---------
  Net gain (loss) on
   investments                          17,248                33,695               17,621
                                     ---------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,221               $52,604              $34,711
                                     =========             =========            =========

                                    COLUMBIA          COLUMBIA MARSICO          COLUMBIA
                                   CONTRARIAN           21ST CENTURY            SMALL CAP
                                    CORE FUND               FUND              VALUE I FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $308                 $ --                   $685
                                    ---------              -------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (833)                 (77)                  (371)
                                    ---------              -------              ---------
  Net investment income
   (loss)                                (525)                 (77)                   314
                                    ---------              -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (106)                   8                   (324)
 Net realized gain on
  distributions                            --                   --                    240
 Net unrealized appreciation
  (depreciation) of
  investments during the year          17,960                1,083                 10,819
                                    ---------              -------              ---------
  Net gain (loss) on
   investments                         17,854                1,091                 10,735
                                    ---------              -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,329               $1,014                $11,049
                                    =========              =======              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES            MID CAP
                                       VS FUND              VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $365                  $6,559
                                       -------              ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (250)                 (5,255)
                                       -------              ----------
  Net investment income (loss)             115                   1,304
                                       -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (169)                  3,746
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,868                 107,699
                                       -------              ----------
  Net gain (loss) on
   investments                           2,699                 111,445
                                       -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,814                $112,749
                                       =======              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA MARSICO             CRM
                                     COLUMBIA               GROWTH                MID CAP
                                    ACORN FUND              VS FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $403                  $ --                  $698
                                    ----------             ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (2,177)               (3,559)                 (932)
                                    ----------             ---------             ---------
  Net investment income
   (loss)                               (1,774)               (3,559)                 (234)
                                    ----------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    402                14,674                 6,855
 Net realized gain on
  distributions                         29,068                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          135,541                59,508                26,035
                                    ----------             ---------             ---------
  Net gain (loss) on
   investments                         165,011                74,182                32,890
                                    ----------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $163,237               $70,623               $32,656
                                    ==========             =========             =========

                                     COLUMBIA                                   DAVIS
                                     SMALL CAP              DAVIS              NEW YORK
                                   CORE INV OPT        FINANCIAL FUND        VENTURE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $348               $54,752
                                     ---------             -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (443)               (504)              (32,814)
                                     ---------             -------            ----------
  Net investment income
   (loss)                                 (443)               (156)               21,938
                                     ---------             -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     18                 822               354,012
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,214               4,147               199,060
                                     ---------             -------            ----------
  Net gain (loss) on
   investments                          42,232               4,969               553,072
                                     ---------             -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $41,789              $4,813              $575,010
                                     =========             =======            ==========

(28) Funded as of August 3, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                                             DREYFUS
                                        DAVIS              BOND MARKET
                                  OPPORTUNITY FUND         INDEX FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,039               $59,865
                                      ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                                (1,860)              (11,862)
                                      ---------             ---------
  Net investment income (loss)            1,179                48,003
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     643                 4,446
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,858                21,322
                                      ---------             ---------
  Net gain (loss) on
   investments                           27,501                25,768
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $28,680               $73,771
                                      =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                    LIFETIME
                                   GROWTH AND          DREYFUS VIF            DREYFUS
                                     INCOME           APPRECIATION      INTERNATIONAL STOCK
                                    PORTFOLIO           PORTFOLIO           INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (29)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,787              $ --                  $469
                                    ---------             -----               -------
EXPENSE:
 Mortality and expense risk
  charges                              (3,841)               (1)                   --
                                    ---------             -----               -------
  Net investment income
   (loss)                               1,946                (1)                  469
                                    ---------             -----               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,862)              (51)                   17
 Net realized gain on
  distributions                            --                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          45,188                90                 1,316
                                    ---------             -----               -------
  Net gain (loss) on
   investments                         43,326                39                 1,333
                                    ---------             -----               -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $45,272               $38                $1,802
                                    =========             =====               =======


                                     DREYFUS               DREYFUS
                                      MIDCAP            SMALLCAP STOCK           DREYFUS
                                    INDEX FUND            INDEX FUND         SMALL CAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (30)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,873                $5,642                $ --
                                    ----------            ----------             -------
EXPENSE:
 Mortality and expense risk
  charges                               (6,788)               (4,006)                (63)
                                    ----------            ----------             -------
  Net investment income
   (loss)                                2,085                 1,636                 (63)
                                    ----------            ----------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 24,902                22,862                   2
 Net realized gain on
  distributions                         15,225                14,251                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          139,183                84,529               2,199
                                    ----------            ----------             -------
  Net gain (loss) on
   investments                         179,310               121,642               2,201
                                    ----------            ----------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $181,395              $123,278              $2,138
                                    ==========            ==========             =======

(29) Funded as of January 4, 2010.

(30) Formerly Dreyfus Small Cap Value Fund. Change effective February 12, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO      BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $10                 $9,576
                                       -----              ---------
EXPENSE:
 Mortality and expense risk
  charges                                 (2)                (1,770)
                                       -----              ---------
  Net investment income (loss)             8                  7,806
                                       -----              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (19)                 1,544
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            150                  7,757
                                       -----              ---------
  Net gain (loss) on
   investments                           131                  9,301
                                       -----              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $139                $17,107
                                       =====              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE DREYFUS                                      DREYFUS
                                      SOCIALLY                DREYFUS             INTERMEDIATE
                                    RESPONSIBLE               S&P 500                 TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $72                  $37,520                $54,646
                                      --------              -----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                                  (63)                 (14,068)               (10,683)
                                      --------              -----------            -----------
  Net investment income
   (loss)                                    9                   23,452                 43,963
                                      --------              -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (3)                  20,133                  8,192
 Net realized gain on
  distributions                             --                   55,681                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,285                  215,951                 56,559
                                      --------              -----------            -----------
  Net gain (loss) on
   investments                           1,282                  291,765                 64,751
                                      --------              -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,291                 $315,217               $108,714
                                      ========              ===========            ===========

                                                                               EATON VANCE
                                    EATON VANCE           EATON VANCE           WORLDWIDE
                                     LARGE-CAP             DIVIDEND              HEALTH
                                    VALUE FUND           BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,622              $23,383                 $ --
                                    -----------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (18,542)              (4,222)              (1,131)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                                33,080               19,161               (1,131)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     147                  432                2,697
 Net realized gain on
  distributions                              --                   --               10,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year           541,440               39,649                2,042
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                          541,587               40,081               15,136
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $574,667              $59,242              $14,005
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    EATON VANCE
                                    INCOME FUND          EATON VANCE
                                     OF BOSTON           BALANCE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (31)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $62,677                $221
                                     ---------              ------
EXPENSE:                                    --
 Mortality and expense risk
  charges                               (6,636)               (108)
                                     ---------              ------
  Net investment income (loss)          56,041                 113
                                     ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (101)                 17
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,345                 782
                                     ---------              ------
  Net gain (loss) on
   investments                          39,244                 799
                                     ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $95,285                $912
                                     =========              ======

(31) Funded as of March 9, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  WELLS FARGO
                                                           WELLS FARGO             ADVANTAGE
                                    WELLS FARGO             ADVANTAGE              EMERGING
                                  ADVANTAGE ASSET         INTERNATIONAL             MARKETS
                                  ALLOCATION FUND          EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT (32)       SUB-ACCOUNT (33)       SUB-ACCOUNT (34)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,386                   $549                   $169
                                     ---------              ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                               (1,894)                  (617)                (2,150)
                                     ---------              ---------              ---------
  Net investment income
   (loss)                                 (508)                   (68)                (1,981)
                                     ---------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,452                 (8,013)                   263
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,571                 16,736                 67,454
                                     ---------              ---------              ---------
  Net gain (loss) on
   investments                          13,023                  8,723                 67,717
                                     ---------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,515                 $8,655                $65,736
                                     =========              =========              =========


                                    WELLS FARGO          ALGER CAPITAL
                                ADVANTAGE UTILITY &       APPRECIATION         ALGER MID CAP
                                 TELECOMMUNICATION       INSTITUTIONAL             GROWTH
                                       FUND                PORTFOLIO         INSTITUTIONAL FUND
                                 SUB-ACCOUNT (35)         SUB-ACCOUNT         SUB-ACCOUNT (36)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $277                     $ --                $2,204
                                       -----               ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (93)                  (5,882)               (6,121)
                                       -----               ----------            ----------
  Net investment income
   (loss)                                184                   (5,882)               (3,917)
                                       -----               ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13                   18,358               134,671
 Net realized gain on
  distributions                           --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            365                  376,708                33,942
                                       -----               ----------            ----------
  Net gain (loss) on
   investments                           378                  395,066               168,613
                                       -----               ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $562                 $389,184              $164,696
                                       =====               ==========            ==========

(32) Formerly Evergreen Asset Allocation Fund. Change effective July 16, 2010.

(33) Formerly Evergreen International Equity Fund. Change effective July 16,
     2010.

(34) Formerly Evergreen Emerging Markets Growth Fund. Change effective July 16, 2010.

(35) Formerly Evergreen Utility & Telecommunications Fund. Change effective July 16, 2010.

(36) Formerly Alger MidCap Growth Institutional Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   ALGER SMALL CAP        FIRST AMERICAN
                                       GROWTH                 MID CAP
                                 INSTITUTIONAL FUND         INDEX FUND
                                  SUB-ACCOUNT (37)       SUB-ACCOUNT (38)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $2,484
                                      ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (774)                (1,115)
                                      ---------              ---------
  Net investment income (loss)             (774)                 1,369
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,974                    761
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,117                 72,954
                                      ---------              ---------
  Net gain (loss) on
   investments                           21,091                 73,715
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $20,317                $75,084
                                      =========              =========

(37) Formerly Alger SmallCap Growth Institutional Fund. Change effective March 1, 2010.

(38) Funded as of August 20, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIRST AMERICAN        FIRST AMERICAN          FIDELITY
                                  EQUITY INDEX         MID CAP GROWTH       ADVISOR EQUITY
                                     INV OPT            OPPS INV OPT          GROWTH FUND
                                SUB-ACCOUNT (39)      SUB-ACCOUNT (40)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5                 $ --                    $ --
                                      -----                 ----               ---------
EXPENSE:
 Mortality and expense risk
  charges                                (1)                  (1)                   (672)
                                      -----                 ----               ---------
  Net investment income
   (loss)                                 4                   (1)                   (672)
                                      -----                 ----               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                   --                   4,570
 Net realized gain on
  distributions                         125                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (72)                  56                  11,685
                                      -----                 ----               ---------
  Net gain (loss) on
   investments                           53                   56                  16,255
                                      -----                 ----               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $57                  $55                 $15,583
                                      =====                 ====               =========

                                                           FIDELITY
                                                           ADVISOR
                                     FIDELITY             LEVERAGED                FIDELITY
                                  ADVISOR VALUE            COMPANY              ADVISOR DYNAMIC
                                 STRATEGIES FUND          STOCK FUND         CAP APPRECIATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $837                  $ --
                                    ----------            ----------                 -----
EXPENSE:
 Mortality and expense risk
  charges                               (2,674)              (10,154)                  (53)
                                    ----------            ----------                 -----
  Net investment income
   (loss)                               (2,674)               (9,317)                  (53)
                                    ----------            ----------                 -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 49,552                35,909                    22
 Net realized gain on
  distributions                            227                   279                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          119,330               261,649                   796
                                    ----------            ----------                 -----
  Net gain (loss) on
   investments                         169,109               297,837                   818
                                    ----------            ----------                 -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $166,435              $288,520                  $765
                                    ==========            ==========                 =====

(39) Funded as of December 3, 2010.

(40) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FEDERATED             FEDERATED
                                       CAPITAL               EQUITY
                                  APPRECIATION FUND     INCOME FUND, INC
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $45                   $671
                                        -----                -------
EXPENSE:
 Mortality and expense risk
  charges                                 (65)                  (272)
                                        -----                -------
  Net investment income (loss)            (20)                   399
                                        -----                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (3)                     1
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             700                  2,013
                                        -----                -------
  Net gain (loss) on
   investments                            697                  2,014
                                        -----                -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $677                 $2,413
                                        =====                =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FEDERATED            FEDERATED
                                  FUND FOR U.S.           MID CAP            FEDERATED
                                   GOVERNMENT             GROWTH            HIGH INCOME
                                 SECURITIES FUND      STRATEGIES FUND        BOND FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,355                $ --              $2,601
                                    ---------             -------             -------
EXPENSE:
 Mortality and expense risk
  charges                              (2,991)               (436)               (409)
                                    ---------             -------             -------
  Net investment income
   (loss)                               7,364                (436)              2,192
                                    ---------             -------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (398)              3,129                  (1)
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,008               3,617               1,699
                                    ---------             -------             -------
  Net gain (loss) on
   investments                            610               6,746               1,698
                                    ---------             -------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,974              $6,310              $3,890
                                    =========             =======             =======


                                                          FEDERATED            FEDERATED
                                    FEDERATED            SHORT-TERM             STOCK &
                                   KAUFMAN FUND          INCOME FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (41)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $21,313              $13,574               $ --
                                    ----------            ---------               ----
EXPENSE:
 Mortality and expense risk
  charges                              (25,072)              (2,078)                --
                                    ----------            ---------               ----
  Net investment income
   (loss)                               (3,759)              11,496                 --
                                    ----------            ---------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,885                7,064                 18
 Net realized gain on
  distributions                             --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          480,999                2,686                 --
                                    ----------            ---------               ----
  Net gain (loss) on
   investments                         489,884                9,750                 18
                                    ----------            ---------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $486,125              $21,246                $18
                                    ==========            =========               ====

(41) Initially Funded as of February 9, 2010, no units outstanding as of December 31, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FEDERATED          FEDERATED
                                   TOTAL RETURN           CLOVER
                                     BOND FUND          VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,566               $1
                                     ---------             ----
EXPENSE:
 Mortality and expense risk
  charges                               (2,648)              (1)
                                     ---------             ----
  Net investment income (loss)           6,918               --
                                     ---------             ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     67               --
 Net realized gain on
  distributions                            196               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,584               11
                                     ---------             ----
  Net gain (loss) on
   investments                           4,847               11
                                     ---------             ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,765              $11
                                     =========             ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH           FIDELITY VIP
                                 INTERNATIONAL       OPPORTUNITIES          OVERSEAS
                                 LEADERS FUND          PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2                 $2,440               $551
                                     -----             ----------            -------
EXPENSE:
 Mortality and expense risk
  charges                              (13)                (2,812)              (246)
                                     -----             ----------            -------
  Net investment income
   (loss)                              (11)                  (372)               305
                                     -----             ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1                (17,462)                --
 Net realized gain on
  distributions                         --                     --                 75
 Net unrealized appreciation
  (depreciation) of
  investments during the year          224                100,375              4,405
                                     -----             ----------            -------
  Net gain (loss) on
   investments                         225                 82,913              4,480
                                     -----             ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $214                $82,541             $4,785
                                     =====             ==========            =======

                                                                            FIDELITY VIP
                                  FIDELITY VIP         FIDELITY VIP           GROWTH &
                                VALUE STRATEGIES         BALANCED              INCOME
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $626               $9,824               $2,261
                                    ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (684)              (2,913)                (934)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                                 (58)               6,911                1,327
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (6,808)                 329                 (766)
 Net realized gain on
  distributions                            --                3,073                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,844               75,212               19,122
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         14,036               78,614               18,356
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,978              $85,525              $19,683
                                    =========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY VIP         FIDELITY VIP
                                   FREEDOM 2020         FREEDOM 2030
                                     PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (42)     SUB-ACCOUNT (43)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $154                 $526
                                      -------              -------
EXPENSE:
 Mortality and expense risk
  charges                                 (32)                 (49)
                                      -------              -------
  Net investment income (loss)            122                  477
                                      -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     2                   (1)
 Net realized gain on
  distributions                            38                  143
 Net unrealized appreciation
  (depreciation) of
  investments during the year             855                3,155
                                      -------              -------
  Net gain (loss) on
   investments                            895                3,297
                                      -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,017               $3,774
                                      =======              =======

(42) Funded as of February 26, 2010.

(43) Funded as of April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY VIP        FIDELITY VIP           TEMPLETON
                                 FREEDOM 2015        FREEDOM 2025            GLOBAL
                                   PORTFOLIO          PORTFOLIO        OPPORTUNITIES TRUST
                               SUB-ACCOUNT (44)    SUB-ACCOUNT (45)     SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,769              $10                   $120
                                   ---------             ----                -------
EXPENSE:
 Mortality and expense risk
  charges                               (659)              (1)                   (38)
                                   ---------             ----                -------
  Net investment income
   (loss)                              3,110                9                     82
                                   ---------             ----                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   40               --                      7
 Net realized gain on
  distributions                        1,708                2                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,398               21                  1,033
                                   ---------             ----                -------
  Net gain (loss) on
   investments                        10,146               23                  1,040
                                   ---------             ----                -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $13,256              $32                 $1,122
                                   =========             ====                =======

                                    TEMPLETON             FRANKLIN              FRANKLIN
                                    DEVELOPING              HIGH               STRATEGIC
                                  MARKETS TRUST          INCOME FUND          INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $18,262              $13,436               $81,061
                                    ----------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (9,784)              (1,962)              (12,631)
                                    ----------            ---------            ----------
  Net investment income
   (loss)                                8,478               11,474                68,430
                                    ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 12,376                  543                 5,531
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          179,734                8,220                57,508
                                    ----------            ---------            ----------
  Net gain (loss) on
   investments                         192,110                8,763                63,039
                                    ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $200,588              $20,237              $131,469
                                    ==========            =========            ==========

(44) Funded as of March 1, 2010.

(45) Funded as of August 19, 2010.

(46) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     TEMPLETON              FRANKLIN
                                       GLOBAL            U.S. GOVERNMENT
                                     BOND FUND           SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $80,532               $33,058
                                     ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (12,880)               (9,680)
                                     ----------             ---------
  Net investment income (loss)           67,652                23,378
                                     ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,013                 1,348
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            83,282                11,897
                                     ----------             ---------
  Net gain (loss) on
   investments                           85,295                13,245
                                     ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $152,947               $36,623
                                     ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                     SMALL CAP               MUTUAL                TEMPLETON
                                    VALUE FUND           DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,304               $111,822                $28,373
                                    -----------            -----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                                (9,423)               (51,006)               (10,926)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                                (5,119)                60,816                 17,447
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,064                 55,193                127,389
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           319,799                476,562                (17,004)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                          326,863                531,755                110,385
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $321,744               $592,571               $127,832
                                    ===========            ===========            ===========

                                                                                  FRANKLIN
                                     FRANKLIN               FRANKLIN                TOTAL
                                    INCOME FUND            GROWTH FUND           RETURN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $374,163                 $4,615               $6,854
                                    -----------            -----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (48,573)                (6,779)              (1,586)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               325,590                 (2,164)               5,268
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,341                 22,720                  817
 Net realized gain on
  distributions                              --                     --                1,246
 Net unrealized appreciation
  (depreciation) of
  investments during the year           329,056                123,236                4,650
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                          330,397                145,956                6,713
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $655,987               $143,792              $11,981
                                    ===========            ===========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FRANKLIN
                                    BALANCE SHEET            MUTUAL
                                   INVESTMENT FUND         BEACON FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $44,911              $28,858
                                     -----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (15,932)              (6,208)
                                     -----------            ---------
  Net investment income (loss)            28,979               22,650
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (264,376)               5,160
 Net realized gain on
  distributions                          224,362                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            713,480               57,906
                                     -----------            ---------
  Net gain (loss) on
   investments                           673,466               63,066
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $702,445              $85,716
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FRANKLIN
                                     FRANKLIN              FRANKLIN             TEMPLETON
                                      MUTUAL            SMALL-MID CAP          CONSERVATIVE
                                   SHARES FUND           GROWTH FUND         ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (47)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $109,142                  $ --               $35,139
                                    ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (27,580)              (16,742)              (13,168)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               81,562               (16,742)               21,971
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 12,714               208,527                 8,875
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          291,194               697,868               142,411
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         303,908               906,395               151,286
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $385,470              $889,653              $173,257
                                    ==========            ==========            ==========

                                     FRANKLIN              FRANKLIN
                                    TEMPLETON             TEMPLETON
                                      GROWTH               MODERATE              TEMPLETON
                                 ALLOCATION FUND       ALLOCATION FUND          FOREIGN FUND
                                 SUB-ACCOUNT (48)      SUB-ACCOUNT (49)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $41,326               $83,194                $197,070
                                    ----------            ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (23,180)              (37,589)                (35,828)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                               18,146                45,605                 161,242
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 15,215                64,043                 119,969
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          349,823               342,504                 756,677
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         365,038               406,547                 876,646
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $383,184              $452,152              $1,037,888
                                    ==========            ==========            ============

(47) Formerly Franklin Templeton Conservative Target. Change effective May 1, 2010.

(48) Formerly Franklin Templeton Growth Target Fund. Change effective May 1,
     2010.

(49) Formerly Franklin Templeton Moderate Target Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FRANKLIN
                                   SMALL-MID CAP        GE PREMIER
                                      GROWTH              GROWTH
                                  SECURITIES FUND       EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $ --
                                     ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                                 (286)              (361)
                                     ---------            -------
  Net investment income (loss)            (286)              (361)
                                     ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (4)               585
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,446              3,889
                                     ---------            -------
  Net gain (loss) on
   investments                          13,442              4,474
                                     ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,156             $4,113
                                     =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    GOLDMAN SACHS      GOLDMAN SACHS
                                 GOLDMAN SACHS         CAPITAL          CORE FIXED
                                 BALANCED FUND       GROWTH FUND        INCOME FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,470               $ --             $1,191
                                    -------            -------            -------
EXPENSE:
 Mortality and expense risk
  charges                              (987)              (128)              (533)
                                    -------            -------            -------
  Net investment income
   (loss)                             1,483               (128)               658
                                    -------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (71)                 8                 91
 Net realized gain on
  distributions                          --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         7,950              1,175              1,699
                                    -------            -------            -------
  Net gain (loss) on
   investments                        7,879              1,183              1,790
                                    -------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $9,362             $1,055             $2,448
                                    =======            =======            =======

                                 GOLDMAN SACHS        GOLDMAN SACHS        GOLDMAN SACHS
                                STRUCTURED U.S.        GOVERNMENT            GROWTH &
                                  EQUITY FUND          INCOME FUND          INCOME FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4                $31,457              $10,613
                                      ----              ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (4)               (10,147)              (5,989)
                                      ----              ---------            ---------
  Net investment income
   (loss)                               --                 21,310                4,624
                                      ----              ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1                   (991)                  70
 Net realized gain on
  distributions                         --                 72,911                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33                (23,328)              95,059
                                      ----              ---------            ---------
  Net gain (loss) on
   investments                          34                 48,592               95,129
                                      ----              ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $34                $69,902              $99,753
                                      ====              =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           GOLDMAN SACHS
                                     GOLDMAN SACHS         CONCENTRATED
                                        GROWTH             INTERNATIONAL
                                  OPPORTUNITIES FUND        EQUITY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $102
                                       ---------               -----
EXPENSE:
 Mortality and expense risk
  charges                                 (1,263)                (36)
                                       ---------               -----
  Net investment income (loss)            (1,263)                 66
                                       ---------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    7,147                   5
 Net realized gain on
  distributions                            2,002                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24,944                 552
                                       ---------               -----
  Net gain (loss) on
   investments                            34,093                 557
                                       ---------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                            $32,830                $623
                                       =========               =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS         GOLDMAN SACHS         GOLDMAN SACHS
                                     MID CAP              SMALL CAP             STRATEGIC
                                    VALUE FUND            VALUE FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $18,303                $3,752                 $15
                                    ----------            ----------              ------
EXPENSE:
 Mortality and expense risk
  charges                              (20,582)              (11,357)                (47)
                                    ----------            ----------              ------
  Net investment income
   (loss)                               (2,279)               (7,605)                (32)
                                    ----------            ----------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 39,770               187,404                  --
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          888,489               188,962                 474
                                    ----------            ----------              ------
  Net gain (loss) on
   investments                         928,259               376,366                 474
                                    ----------            ----------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $925,980              $368,761                $442
                                    ==========            ==========              ======

                                  GOLDMAN SACHS         GOLDMAN SACHS        GOLDMAN SACHS
                                       HIGH               LARGE CAP          SMALL/MID CAP
                                    YIELD FUND           VALUE FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $117,600               $1,406                 $ --
                                    ----------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (6,954)              (1,144)              (2,702)
                                    ----------            ---------            ---------
  Net investment income
   (loss)                              110,646                  262               (2,702)
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,802                  136                  629
 Net realized gain on
  distributions                             --                   --                8,461
 Net unrealized appreciation
  (depreciation) of
  investments during the year           75,667               22,699               65,054
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                          79,469               22,835               74,144
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $190,115              $23,097              $71,442
                                    ==========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    JOHN HANCOCK            HARTFORD
                                     SMALL CAP              ADVISERS
                                    EQUITY FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (50)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,431              $112,268
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (8,183)              (49,808)
                                     ----------            ----------
  Net investment income (loss)             (752)               62,460
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 153,066               (11,117)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           203,506               808,580
                                     ----------            ----------
  Net gain (loss) on
   investments                          356,572               797,463
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $355,820              $859,923
                                     ==========            ==========

(50) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                HARTFORD
                                       TOTAL                  CAPITAL                 DIVIDEND
                                    RETURN BOND             APPRECIATION             AND GROWTH
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,130,927                $189,341                $383,046
                                    ------------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (112,468)               (160,805)                (86,830)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                              1,018,459                  28,536                 296,216
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  248,346                (666,345)                523,135
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,273)              4,546,111               1,481,712
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                            18,073               3,879,766               2,004,847
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,036,532              $3,908,302              $2,301,063
                                    ============            ============            ============


                                     HARTFORD              HARTFORD            HARTFORD
                                  GLOBAL RESEARCH        GLOBAL HEALTH       GLOBAL GROWTH
                                     HLS FUND              HLS FUND            HLS FUND
                                 SUB-ACCOUNT (51)         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,274                $1,588                $28
                                     ---------             ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (2,870)               (6,935)              (432)
                                     ---------             ---------            -------
  Net investment income
   (loss)                                2,404                (5,347)              (404)
                                     ---------             ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,104               (15,601)             1,946
 Net realized gain on
  distributions                             --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,220                82,819              5,901
                                     ---------             ---------            -------
  Net gain (loss) on
   investments                          60,324                67,218              7,847
                                     ---------             ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $62,728               $61,871             $7,443
                                     =========             =========            =======

(51) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                  DISCIPLINED         HARTFORD
                                    EQUITY             GROWTH
                                   HLS FUND           HLS FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $40                  $79
                                     -----            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (39)              (2,708)
                                     -----            ---------
  Net investment income (loss)           1               (2,629)
                                     -----            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               12,975
 Net realized gain on
  distributions                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          433               44,662
                                     -----            ---------
  Net gain (loss) on
   investments                         433               57,637
                                     -----            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $434              $55,008
                                     =====            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                      HARTFORD
                                      GROWTH                HARTFORD            INTERNATIONAL
                                  OPPORTUNITIES              INDEX              OPPORTUNITIES
                                     HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (52)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $325                $139,698               $18,644
                                    ----------            ------------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (19,624)                (51,232)              (11,225)
                                    ----------            ------------            ----------
  Net investment income
   (loss)                              (19,299)                 88,466                 7,419
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,581                  (5,706)              (95,313)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          378,046               1,031,308               271,322
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         387,627               1,025,602               176,009
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $368,328              $1,114,068              $183,428
                                    ==========            ============            ==========


                                      HARTFORD              HARTFORD              HARTFORD
                                       MIDCAP             MONEY MARKET         SMALL COMPANY
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $31,106                 $ --                  $ --
                                    ------------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (49,269)             (82,278)              (19,436)
                                    ------------            ---------            ----------
  Net investment income
   (loss)                                (18,163)             (82,278)              (19,436)
                                    ------------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  142,287                   --                29,992
 Net realized gain on
  distributions                               --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,548,957                   --               735,805
                                    ------------            ---------            ----------
  Net gain (loss) on
   investments                         2,691,244                   --               765,797
                                    ------------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,673,081             $(82,278)             $746,361
                                    ============            =========            ==========

(52) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD
                                   SMALLCAP GROWTH            STOCK
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $68,342
                                      ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                (1,537)               (38,123)
                                      ---------             ----------
  Net investment income (loss)           (1,537)                30,219
                                      ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,653                (49,171)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            53,378                841,792
                                      ---------             ----------
  Net gain (loss) on
   investments                           55,031                792,621
                                      ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $53,494               $822,840
                                      =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD
                                  U.S. GOVERNMENT             HARTFORD              THE HARTFORD
                                    SECURITIES                  VALUE                CHECKS AND
                                     HLS FUND                 HLS FUND              BALANCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (53)(54)      SUB-ACCOUNT (55)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $43,290                   $15,427                  $375
                                     ---------               -----------               -------
EXPENSE:
 Mortality and expense risk
  charges                               (7,491)                   (7,648)                 (160)
                                     ---------               -----------               -------
  Net investment income
   (loss)                               35,799                     7,779                   215
                                     ---------               -----------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,427)                 (165,023)                  138
 Net realized gain on
  distributions                             --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,863)                  299,186                 3,181
                                     ---------               -----------               -------
  Net gain (loss) on
   investments                          (8,290)                  134,163                 3,319
                                     ---------               -----------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,509                  $141,942                $3,534
                                     =========               ===========               =======

                                  THE HARTFORD          THE HARTFORD          THE HARTFORD
                                     TARGET                TARGET                TARGET
                                   RETIREMENT            RETIREMENT            RETIREMENT
                                    2010 FUND            2020 FUND             2030 FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,022               $26,263               $15,532
                                    ---------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (5,853)              (11,282)              (11,182)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                               6,169                14,981                 4,350
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,543                72,073                17,029
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          46,339                85,508               139,287
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         55,882               157,581               156,316
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $62,051              $172,562              $160,666
                                    =========            ==========            ==========

(53) Hartford Value HLS Fund became a Sub-Account option as of February 18,
     2010.

(54) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(55) Funded as of August 9, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   THE HARTFORD           THE HARTFORD
                                   DIVIDEND AND          INTERNATIONAL
                                    GROWTH FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (56)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,915                  $5
                                     ---------                ----
EXPENSE:
 Mortality and expense risk
  charges                               (1,352)                 (2)
                                     ---------                ----
  Net investment income (loss)           2,563                   3
                                     ---------                ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    972                  (1)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,939                  58
                                     ---------                ----
  Net gain (loss) on
   investments                          49,911                  57
                                     ---------                ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $52,474                 $60
                                     =========                ====

(56) Funded as of September 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       THE HARTFORD         THE HARTFORD
                                  THE HARTFORD             SMALL            TOTAL RETURN
                                   MIDCAP FUND         COMPANY FUND          BOND FUND
                                SUB-ACCOUNT (18)        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                  $ --              $4,441
                                     -------             ---------            --------
EXPENSE:
 Mortality and expense risk
  charges                               (102)               (1,353)             (1,329)
                                     -------             ---------            --------
  Net investment income
   (loss)                               (102)               (1,353)              3,112
                                     -------             ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 6,699               2,038
 Net realized gain on
  distributions                           --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,234                42,881               1,370
                                     -------             ---------            --------
  Net gain (loss) on
   investments                         4,234                49,580               3,408
                                     -------             ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,132               $48,227              $6,520
                                     =======             =========            ========

                                   HARTFORD           THE HARTFORD          THE HARTFORD
                                    GLOBAL               GROWTH             EQUITY GROWTH
                                  HEALTH FUND      OPPORTUNITIES FUND      ALLOCATION FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                 $ --                   $ --
                                    -------              -------              ---------
EXPENSE:
 Mortality and expense risk
  charges                              (178)                (235)                (3,492)
                                    -------              -------              ---------
  Net investment income
   (loss)                              (178)                (235)                (3,492)
                                    -------              -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,403                  259                  5,460
 Net realized gain on
  distributions                          --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (79)               6,455                 67,591
                                    -------              -------              ---------
  Net gain (loss) on
   investments                        1,324                6,714                 73,051
                                    -------              -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,146               $6,479                $69,559
                                    =======              =======              =========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD          THE HARTFORD
                                      BALANCED            CONSERVATIVE
                                  ALLOCATION FUND       ALLOCATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $35,533               $44,947
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (15,989)              (12,555)
                                     ----------            ----------
  Net investment income (loss)           19,544                32,392
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  24,895                10,591
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           184,308               139,119
                                     ----------            ----------
  Net gain (loss) on
   investments                          209,203               149,710
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $228,747              $182,102
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD           THE HARTFORD
                                      CAPITAL                 GROWTH              HARTFORD
                                 APPRECIATION FUND       ALLOCATION FUND        MONEY MARKET
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $10,810                $ --
                                     ----------             ----------            --------
EXPENSE:
 Mortality and expense risk
  charges                               (42,872)                (9,942)             (9,574)
                                     ----------             ----------            --------
  Net investment income
   (loss)                               (42,872)                   868              (9,574)
                                     ----------             ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     352                  9,491                  --
 Net realized gain on
  distributions                              --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           741,574                132,204                  --
                                     ----------             ----------            --------
  Net gain (loss) on
   investments                          741,926                141,695                  --
                                     ----------             ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $699,054               $142,563             $(9,574)
                                     ==========             ==========            ========

                                                                             THE HARTFORD
                                    HARTFORD              HARTFORD              TARGET
                                    INFLATION              EQUITY             RETIREMENT
                                    PLUS FUND           INCOME FUND            2015 FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (57)        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,503                $17                  $4,589
                                    ---------               ----               ---------
EXPENSE:
 Mortality and expense risk
  charges                              (2,806)                (2)                 (1,672)
                                    ---------               ----               ---------
  Net investment income
   (loss)                               3,697                 15                   2,917
                                    ---------               ----               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,371                 --                     699
 Net realized gain on
  distributions                        34,605                 --                   4,778
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,715)                45                  20,171
                                    ---------               ----               ---------
  Net gain (loss) on
   investments                         25,261                 45                  25,648
                                    ---------               ----               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,958                $60                 $28,565
                                    =========               ====               =========

(57) Funded as of December 10, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD         THE HARTFORD
                                       TARGET               TARGET
                                     RETIREMENT           RETIREMENT
                                     2025 FUND             2035 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $18,836               $4,790
                                     ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (6,151)              (3,067)
                                     ----------            ---------
  Net investment income (loss)           12,685                1,723
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     505                3,628
 Net realized gain on
  distributions                          14,768                7,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year           126,495               44,475
                                     ----------            ---------
  Net gain (loss) on
   investments                          141,768               55,636
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $154,453              $57,359
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD         THE HARTFORD         THE HARTFORD
                                     TARGET               TARGET               TARGET
                                   RETIREMENT           RETIREMENT           RETIREMENT
                                    2040 FUND            2045 FUND            2050 FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,136               $2,780               $1,193
                                    ---------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (1,202)              (1,918)                (528)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                                 934                  862                  665
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (11)                 213                   78
 Net realized gain on
  distributions                         2,431                5,203                2,083
 Net unrealized appreciation
  (depreciation) of
  investments during the year          27,255               35,884               15,352
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         29,675               41,300               17,513
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $30,609              $42,162              $18,178
                                    =========            =========            =========


                                 HOTCHKIS AND WILEY        INVESCO V.I.              INVESCO
                                     LARGE CAP              TECHNOLOGY              FINANCIAL
                                     VALUE FUND                FUND               SERVICES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (58)       SUB-ACCOUNT (59)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $644                   $ --                   $ --
                                     ----------              ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (4,326)                  (677)                (2,504)
                                     ----------              ---------              ---------
  Net investment income
   (loss)                                (3,682)                  (677)                (2,504)
                                     ----------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,627)                 1,958                  2,902
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           121,419                 18,966                 29,378
                                     ----------              ---------              ---------
  Net gain (loss) on
   investments                          117,792                 20,924                 32,280
                                     ----------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $114,110                $20,247                $29,776
                                     ==========              =========              =========

(58) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

(59) Formerly AIM Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       INVESCO                INVESCO
                                    LEISURE FUND          TECHNOLOGY FUND
                                  SUB-ACCOUNT (60)       SUB-ACCOUNT (61)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $521                   $ --
                                      ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (2,535)                (3,000)
                                      ---------              ---------
  Net investment income (loss)           (2,014)                (3,000)
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (8,079)                20,483
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            80,421                 79,426
                                      ---------              ---------
  Net gain (loss) on
   investments                           72,342                 99,909
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $70,328                $96,909
                                      =========              =========

(60) Formerly AIM Invesco Leisure Fund. Change effective April 30, 2010.

(61) Formerly AIM Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    IVY GLOBAL
                                     NATURAL            IVY LARGE CAP         IVY SCIENCE &
                                  RESOURCES FUND         GROWTH FUND         TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,166                  $ --
                                    ----------            ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                              (11,868)              (2,621)               (1,156)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                              (11,868)              (1,455)               (1,156)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     53                  205                 1,374
 Net realized gain on
  distributions                             --                   --                 2,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year          313,834               81,104                14,832
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         313,887               81,309                18,625
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $302,019              $79,854               $17,469
                                    ==========            =========             =========

                                                                              JANUS ASPEN
                                    IVY ASSET           JANUS ASPEN            WORLDWIDE
                                  STRATEGY FUND       FORTY PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,542                $7,448               $2,148
                                    ---------            ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (2,839)              (14,841)              (2,429)
                                    ---------            ----------            ---------
  Net investment income
   (loss)                              (1,297)               (7,393)                (281)
                                    ---------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   186                 1,344               (5,418)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          61,008               131,567               51,785
                                    ---------            ----------            ---------
  Net gain (loss) on
   investments                         61,194               132,911               46,367
                                    ---------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,897              $125,518              $46,086
                                    =========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    JANUS ASPEN          JANUS ASPEN
                                    ENTERPRISE            BALANCED
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $21               $7,185
                                     ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                 (279)              (1,775)
                                     ---------            ---------
  Net investment income (loss)            (258)               5,410
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (136)               4,771
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,404                8,763
                                     ---------            ---------
  Net gain (loss) on
   investments                          12,268               13,534
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,010              $18,944
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   JANUS ASPEN                                 JANUS
                                    OVERSEAS               JANUS             FLEXIBLE
                                    PORTFOLIO          BALANCED FUND         BOND FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,138               $4,858             $1,039
                                    ---------            ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                              (3,064)                (343)               (78)
                                    ---------            ---------            -------
  Net investment income
   (loss)                                  74                4,515                961
                                    ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (546)                 184                 --
 Net realized gain on
  distributions                            --               14,316                 85
 Net unrealized appreciation
  (depreciation) of
  investments during the year          95,088               15,014                (91)
                                    ---------            ---------            -------
  Net gain (loss) on
   investments                         94,542               29,514                 (6)
                                    ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $94,616              $34,029               $955
                                    =========            =========            =======

                                                                                 JANUS
                                      JANUS                 JANUS               MID CAP
                                    FORTY FUND         WORLDWIDE FUND         VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $272               $1,692
                                    ----------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (33,684)              (1,566)                (681)
                                    ----------            ---------            ---------
  Net investment income
   (loss)                              (33,684)              (1,294)               1,011
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 19,173                9,580                  108
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          273,848               27,216               29,625
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                         293,021               36,796               29,733
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $259,337              $35,502              $30,744
                                    ==========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       JANUS                  JANUS
                                  ENTERPRISE FUND         OVERSEAS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                    $ --
                                     ----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (3,374)                (36,056)
                                     ----------            ------------
  Net investment income (loss)           (3,374)                (36,056)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  39,026                  63,225
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            63,577               1,282,127
                                     ----------            ------------
  Net gain (loss) on
   investments                          102,603               1,345,352
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $99,229              $1,309,296
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PRUDENTIAL
                                   JENNISON          PRUDENTIAL          JPMORGAN
                                    MID-CAP        JENNISON 20/20          CORE
                               GROWTH FUND, INC.     FOCUS FUND          BOND FUND
                               SUB-ACCOUNT (62)   SUB-ACCOUNT (63)      SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $ --            $15,944
                                   ---------          ---------          ---------
EXPENSE:
 Mortality and expense risk
  charges                               (901)              (556)              (614)
                                   ---------          ---------          ---------
  Net investment income
   (loss)                               (901)              (556)            15,330
                                   ---------          ---------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   52                 79                 33
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         25,985             28,429             (8,022)
                                   ---------          ---------          ---------
  Net gain (loss) on
   investments                        26,037             28,508             (7,989)
                                   ---------          ---------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $25,136            $27,952             $7,341
                                   =========          =========          =========


                                    JPMORGAN             JPMORGAN              JPMORGAN
                                   SMALL CAP            SMALL CAP              SMALL CAP
                                  EQUITY FUND          GROWTH FUND            VALUE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (64)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $319                  $ --                  $504
                                   ---------            ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                             (1,011)                 (747)                 (562)
                                   ---------            ----------             ---------
  Net investment income
   (loss)                               (692)                 (747)                  (58)
                                   ---------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  297                 6,824                   289
 Net realized gain on
  distributions                        5,761                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         28,807               178,155                32,779
                                   ---------            ----------             ---------
  Net gain (loss) on
   investments                        34,865               184,979                33,068
                                   ---------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $34,173              $184,232               $33,010
                                   =========            ==========             =========

(62) Formerly Jennison Mid-Cap Growth Fund, Inc. Change effective February 16, 2010.

(63) Formerly Jennison 20/20 Focus Fund. Change effective February 16, 2010.

(64) Funded as of March 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    JPMORGAN
                                    U.S. REAL            JPMORGAN
                                   ESTATE FUND       U.S. EQUITY FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (65)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $491               $ --
                                     -------               ----
EXPENSE:
 Mortality and expense risk
  charges                               (193)                (1)
                                     -------               ----
  Net investment income (loss)           298                 (1)
                                     -------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   88                 --
 Net realized gain on
  distributions                           --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,641                 62
                                     -------               ----
  Net gain (loss) on
   investments                         3,729                 62
                                     -------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,027                $61
                                     =======               ====

(65) Funded as of November 29, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JP MORGAN               KEELEY
                                   PRIME MONEY            SMALL CAP           LOOMIS SAYLES
                                   MARKET FUND            VALUE FUND            BOND FUND
                                 SUB-ACCOUNT (66)        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $74                   $ --               $7,997
                                     --------             ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                              (3,440)                (5,710)              (1,179)
                                     --------             ----------            ---------
  Net investment income
   (loss)                              (3,366)                (5,710)               6,818
                                     --------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                 15,018                    4
 Net realized gain on
  distributions                            --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                298,525                5,256
                                     --------             ----------            ---------
  Net gain (loss) on
   investments                             --                313,543                5,260
                                     --------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,366)              $307,833              $12,078
                                     ========             ==========            =========

                                                                             LORD ABBETT
                                  LKCM AQUINAS          LORD ABBETT          FUNDAMENTAL
                                   VALUE FUND         AFFILIATED FUND        EQUITY FUND
                                SUB-ACCOUNT (67)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $14                $4,376                $2,947
                                     -------             ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (38)               (5,517)               (9,179)
                                     -------             ---------            ----------
  Net investment income
   (loss)                                (24)               (1,141)               (6,232)
                                     -------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  (803)               31,507
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,520                67,542               136,382
                                     -------             ---------            ----------
  Net gain (loss) on
   investments                         1,520                66,739               167,889
                                     -------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,496               $65,598              $161,657
                                     =======             =========            ==========

(66) Funded as of August 3, 2010.

(67) Funded as of November 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT
                                       BOND                GROWTH
                                  DEBENTURE FUND     OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $70,143                $ --
                                    ----------           ---------
EXPENSE:
 Mortality and expense risk
  charges                              (11,508)               (979)
                                    ----------           ---------
  Net investment income (loss)          58,635                (979)
                                    ----------           ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,075               5,247
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           66,301              17,294
                                    ----------           ---------
  Net gain (loss) on
   investments                          72,376              22,541
                                    ----------           ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $131,011             $21,562
                                    ==========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 LORD ABBETT       LORD ABBETT        LORD ABBETT
                                   CLASSIC           CAPITAL             TOTAL
                                 STOCK FUND      STRUCTURE FUND       RETURN FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $293             $3,878            $10,182
                                   -------          ---------          ---------
EXPENSE:
 Mortality and expense risk
  charges                             (905)            (1,574)            (3,153)
                                   -------          ---------          ---------
  Net investment income
   (loss)                             (612)             2,304              7,029
                                   -------          ---------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (28)             1,637              2,503
 Net realized gain on
  distributions                         --                 --             13,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year        9,736             16,595             (8,827)
                                   -------          ---------          ---------
  Net gain (loss) on
   investments                       9,708             18,232              6,960
                                   -------          ---------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $9,096            $20,536            $13,989
                                   =======          =========          =========

                                  LORD ABBETT         LORD ABBETT         LORD ABBETT
                                   SMALL CAP           DEVELOPING        INTERNATIONAL
                                   BLEND FUND      GROWTH FUND, INC.   CORE EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $ --             $2,096
                                   ----------          ----------          ---------
EXPENSE:
 Mortality and expense risk
  charges                             (15,615)               (917)            (1,173)
                                   ----------          ----------          ---------
  Net investment income
   (loss)                             (15,615)               (917)               923
                                   ----------          ----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               143,841               8,720               (243)
 Net realized gain on
  distributions                            --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         139,371             115,700             11,145
                                   ----------          ----------          ---------
  Net gain (loss) on
   investments                        283,212             124,420             10,902
                                   ----------          ----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $267,597            $123,503            $11,825
                                   ==========          ==========          =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             LEGG MASON
                                      LORD ABBETT              CAPITAL
                                         VALUE               MANAGEMENT
                                  OPPORTUNITIES FUND      VALUE TRUST, INC.
                                   SUB-ACCOUNT (68)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --
                                       ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                   (435)                (1,769)
                                       ---------              ---------
  Net investment income (loss)              (435)                (1,769)
                                       ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        1                 (5,845)
 Net realized gain on
  distributions                            1,122                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             33,579                 22,381
                                       ---------              ---------
  Net gain (loss) on
   investments                            34,702                 16,536
                                       ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $34,267                $14,767
                                       =========              =========

(68) Funded as of August 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MARSHALL                                 MASSACHUSETTS
                                     MID-CAP            MFS EMERGING        INVESTORS GROWTH
                                   VALUE FUND           GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (69)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $981                 $625                $11,919
                                    ---------             --------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                (793)                (148)               (12,057)
                                    ---------             --------             ----------
  Net investment income
   (loss)                                 188                  477                   (138)
                                    ---------             --------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   183                  (11)               245,689
 Net realized gain on
  distributions                            --                1,137                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,395               (2,159)               109,360
                                    ---------             --------             ----------
  Net gain (loss) on
   investments                         36,578               (1,033)               355,049
                                    ---------             --------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $36,766                $(556)              $354,911
                                    =========             ========             ==========

                                                       MFS INTERNATIONAL
                                     MFS HIGH                 NEW               MFS MID CAP
                                   INCOME FUND          DISCOVERY FUND          GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $57,383                $2,714                   $ --
                                    ----------             ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                               (5,070)               (1,858)                (4,446)
                                    ----------             ---------             ----------
  Net investment income
   (loss)                               52,313                   856                 (4,446)
                                    ----------             ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,878)               (2,689)                69,670
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           57,639                50,578                 62,079
                                    ----------             ---------             ----------
  Net gain (loss) on
   investments                          52,761                47,889                131,749
                                    ----------             ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $105,074               $48,745               $127,303
                                    ==========             =========             ==========

(69) Funded as of August 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS RESEARCH            MFS TOTAL
                                 INTERNATIONAL FUND        RETURN FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,632               $11,268
                                      ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                                (3,204)               (4,522)
                                      ---------             ---------
  Net investment income (loss)            2,428                 6,746
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,135                 8,724
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            38,024                27,015
                                      ---------             ---------
  Net gain (loss) on
   investments                           41,159                35,739
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $43,587               $42,485
                                      =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS                   MFS             MFS RESEARCH
                                  UTILITIES FUND          VALUE FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $123,797               $44,135             $1,876
                                    ----------            ----------            -------
EXPENSE:
 Mortality and expense risk
  charges                              (25,995)              (17,114)              (547)
                                    ----------            ----------            -------
  Net investment income
   (loss)                               97,802                27,021              1,329
                                    ----------            ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,535                 4,409              1,050
 Net realized gain on
  distributions                             --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          362,162               385,200                492
                                    ----------            ----------            -------
  Net gain (loss) on
   investments                         382,697               389,609              1,542
                                    ----------            ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $480,499              $416,630             $2,871
                                    ==========            ==========            =======

                                  MFS MASSACHUSETTS
                                      INVESTORS             MFS CORE             MFS CORE
                                     TRUST FUND            GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,356                 $ --                $4,947
                                      ---------              -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                  (783)                 (49)               (4,104)
                                      ---------              -------            ----------
  Net investment income
   (loss)                                 1,573                  (49)                  843
                                      ---------              -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      82                    1                (4,584)
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,848                1,203               119,879
                                      ---------              -------            ----------
  Net gain (loss) on
   investments                           26,930                1,204               115,295
                                      ---------              -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $28,503               $1,155              $116,138
                                      =========              =======            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MFS GOVERNMENT       MFS INTERNATIONAL
                                  SECURITIES FUND         VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $60,319                $7,150
                                     ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                              (14,883)                 (419)
                                     ---------             ---------
  Net investment income (loss)          45,436                 6,731
                                     ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    110                   943
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,561                37,756
                                     ---------             ---------
  Net gain (loss) on
   investments                          10,671                38,699
                                     ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $56,107               $45,430
                                     =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS              MFS CORE           MFS HIGH
                                 TECHNOLOGY FUND      EQUITY SERIES      INCOME SERIES
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $88             $2,692
                                     -------             -------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (427)                (68)              (371)
                                     -------             -------            -------
  Net investment income
   (loss)                               (427)                 20              2,321
                                     -------             -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                8,237               1,059                612
 Net realized gain on
  distributions                           --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            796                 241              4,061
                                     -------             -------            -------
  Net gain (loss) on
   investments                         9,033               1,300              4,673
                                     -------             -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,606              $1,320             $6,994
                                     =======             =======            =======

                                 MFS INVESTORS                              BLACKROCK
                                    GROWTH           MFS UTILITIES            GLOBAL
                                 STOCK SERIES           SERIES           ALLOCATION FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $36                $4,122               $72,562
                                     -----             ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (61)                 (975)              (29,629)
                                     -----             ---------            ----------
  Net investment income
   (loss)                              (25)                3,147                42,933
                                     -----             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                520                 1,991                 7,637
 Net realized gain on
  distributions                         --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          381                13,014               486,437
                                     -----             ---------            ----------
  Net gain (loss) on
   investments                         901                15,005               494,074
                                     -----             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $876               $18,152              $537,007
                                     =====             =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     BLACKROCK            BLACKROCK
                                 GLOBAL FINANCIAL         LARGE CAP
                                   SERVICES FUND          CORE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,022                $1,545
                                      -------             ---------
EXPENSE:
 Mortality and expense risk
  charges                                (706)               (1,358)
                                      -------             ---------
  Net investment income (loss)            316                   187
                                      -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,727                 4,972
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,522                27,115
                                      -------             ---------
  Net gain (loss) on
   investments                          4,249                32,087
                                      -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,565               $32,274
                                      =======             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK             BLACKROCK
                                       VALUE               SMALL CAP           MID CAP VALUE
                                OPPORTUNITIES FUND        GROWTH FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1                   $ --                   $ --
                                      -------              ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                (257)                (2,668)                (4,756)
                                      -------              ---------             ----------
  Net investment income
   (loss)                                (256)                (2,668)                (4,756)
                                      -------              ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   785                 (3,618)                 8,090
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,650                 83,159                132,944
                                      -------              ---------             ----------
  Net gain (loss) on
   investments                          5,435                 79,541                141,034
                                      -------              ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,179                $76,873               $136,278
                                      =======              =========             ==========

                                    BLACKROCK
                                  INTERNATIONAL            MUNDER            NEUBERGER BERMAN
                                  OPPORTUNITIES         MIDCAP CORE              SOCIALLY
                                    PORTFOLIO           GROWTH FUND           RESPONSIVE FUND
                                SUB-ACCOUNT (18)        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $289                   $258                   $839
                                     -------             ----------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (93)                (3,875)                  (650)
                                     -------             ----------              ---------
  Net investment income
   (loss)                                196                 (3,617)                   189
                                     -------             ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1                  3,150                  1,610
 Net realized gain on
  distributions                           --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,467                310,193                 45,140
                                     -------             ----------              ---------
  Net gain (loss) on
   investments                         1,468                313,343                 46,750
                                     -------             ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,664               $309,726                $46,939
                                     =======             ==========              =========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      OAKMARK             THE OAKMARK
                                   INTERNATIONAL           EQUITY AND
                                   SMALL CAP FUND         INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (29)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,731               $48,490
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (7,022)                   --
                                     ----------            ----------
  Net investment income (loss)             (291)               48,490
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  78,123                   (23)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           277,537               293,161
                                     ----------            ----------
  Net gain (loss) on
   investments                          355,660               293,138
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $355,369              $341,628
                                     ==========            ==========

(29) Funded as of January 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                  OPPENHEIMER
                                      CAPITAL              OPPENHEIMER          INTERNATIONAL
                                 APPRECIATION FUND         GLOBAL FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $41,894               $1,373
                                     ----------             ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (10,461)               (23,019)              (2,258)
                                     ----------             ----------            ---------
  Net investment income
   (loss)                               (10,461)                18,875                 (885)
                                     ----------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,877)                28,269                3,839
 Net realized gain on
  distributions                              --                 35,653                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           135,002                581,755               29,173
                                     ----------             ----------            ---------
  Net gain (loss) on
   investments                          131,125                645,677               33,012
                                     ----------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $120,664               $664,552              $32,127
                                     ==========             ==========            =========

                                                           OPPENHEIMER           OPPENHEIMER
                                    OPPENHEIMER         GLOBAL STRATEGIC         MAIN STREET
                                 MAIN STREET FUND          INCOME FUND          SMALL CAP FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (70)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $561                 $9,368                   $ --
                                     ---------              ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                                 (907)                (1,665)                (8,634)
                                     ---------              ---------             ----------
  Net investment income
   (loss)                                 (346)                 7,703                 (8,634)
                                     ---------              ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (183)                    43                 10,492
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,833                 11,394                229,183
                                     ---------              ---------             ----------
  Net gain (loss) on
   investments                          12,650                 11,437                239,675
                                     ---------              ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,304                $19,140               $231,041
                                     =========              =========             ==========

(70) Formerly Oppenheimer Strategic Income Fund. Change effective June 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                     DEVELOPING          OPPENHEIMER
                                    MARKETS FUND         EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,481               $511
                                     ----------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (10,299)              (611)
                                     ----------            -------
  Net investment income (loss)           (4,818)              (100)
                                     ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  23,113              1,317
 Net realized gain on
  distributions                              --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           575,700              7,965
                                     ----------            -------
  Net gain (loss) on
   investments                          598,813              9,282
                                     ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $593,995             $9,182
                                     ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 OPPENHEIMER         OPPENHEIMER           OPPENHEIMER
                                   CAPITAL          INTERNATIONAL       SMALL- & MID- CAP
                                 INCOME FUND          BOND FUND             VALUE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7               $150,497                  $ --
                                     ----             ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (2)               (34,716)               (5,941)
                                     ----             ----------            ----------
  Net investment income
   (loss)                               5                115,781                (5,941)
                                     ----             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                --                 (8,213)                1,165
 Net realized gain on
  distributions                        --                 45,201                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10                106,220               161,009
                                     ----             ----------            ----------
  Net gain (loss) on
   investments                         10                143,208               162,174
                                     ----             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $15               $258,989              $156,233
                                     ====             ==========            ==========

                                    OPPENHEIMER           OPPENHEIMER           OPPENHEIMER
                                    MAIN STREET          GOLD & SPECIAL            REAL
                                 OPPORTUNITY FUND         METALS FUND           ESTATE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $163,906               $1,665
                                     ---------             ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (3,714)               (11,610)              (1,328)
                                     ---------             ----------            ---------
  Net investment income
   (loss)                               (3,714)               152,296                  337
                                     ---------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,526                  1,667                1,167
 Net realized gain on
  distributions                             --                 36,235                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,099                399,736               30,937
                                     ---------             ----------            ---------
  Net gain (loss) on
   investments                          75,625                437,638               32,104
                                     ---------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $71,911               $589,934              $32,441
                                     =========             ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    PUTNAM             PUTNAM
                                    GLOBAL              HIGH
                                  EQUITY FUND        YIELD FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $478            $142,916
                                    -------          ----------
EXPENSE:
 Mortality and expense risk
  charges                              (157)            (10,896)
                                    -------          ----------
  Net investment income (loss)          321             132,020
                                    -------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (375)             96,329
 Net realized gain on
  distributions                          --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         2,053             (11,804)
                                    -------          ----------
  Net gain (loss) on
   investments                        1,678              84,525
                                    -------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,999            $216,545
                                    =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT            PUTNAM VT             PUTNAM
                                 INTERNATIONAL          MULTI-CAP            SMALL CAP
                                  GROWTH FUND          GROWTH FUND          VALUE FUND
                               SUB-ACCOUNT (71)   SUB-ACCOUNT (72)(73)      SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,313                  $60                 $873
                                   ---------           ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                             (1,551)              (2,608)              (2,398)
                                   ---------           ----------            ---------
  Net investment income
   (loss)                              4,762               (2,548)              (1,525)
                                   ---------           ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,165)             (29,777)                 249
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         20,788              131,981               77,032
                                   ---------           ----------            ---------
  Net gain (loss) on
   investments                        19,623              102,204               77,281
                                   ---------           ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $24,385              $99,656              $75,756
                                   =========           ==========            =========

                                                        PIONEER          PIONEER OAK
                                    PIONEER             EMERGING       RIDGE SMALL CAP
                                CULLENVALUE FUND      MARKETS FUND       GROWTH FUND
                                SUB-ACCOUNT (74)      SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2                   $ --             $ --
                                      ----             ----------          -------
EXPENSE:
 Mortality and expense risk
  charges                               --                 (8,784)            (245)
                                      ----             ----------          -------
  Net investment income
   (loss)                                2                 (8,784)            (245)
                                      ----             ----------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                    (61)             210
 Net realized gain on
  distributions                         --                     --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7                202,519            8,422
                                      ----             ----------          -------
  Net gain (loss) on
   investments                           7                202,458            8,632
                                      ----             ----------          -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9               $193,674           $8,387
                                      ====             ==========          =======

(71) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(72) Putnam VT Multi-Cap Growth Fund became a Sub-Account option as of September 24, 2010.

(73) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(74) Funded as of September 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    ALLIANZ NFJ           ALLIANZ NFJ
                                     SMALL CAP              DIVIDEND
                                     VALUE FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,368               $31,377
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (6,739)               (7,823)
                                     ----------            ----------
  Net investment income (loss)            7,629                23,554
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  15,392                  (824)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           139,922               125,548
                                     ----------            ----------
  Net gain (loss) on
   investments                          155,314               124,724
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $162,943              $148,278
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PIMCO
                                                                                   EMERGING
                                 MANAGERS CADENCE             PIMCO                MARKETS
                                   MID-CAP FUND           TOTAL RETURN            BOND FUND
                                 SUB-ACCOUNT (75)          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $52                 $308,672               $45,013
                                      -------              -----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (444)                 (84,347)               (8,902)
                                      -------              -----------            ----------
  Net investment income
   (loss)                                (392)                 224,325                36,111
                                      -------              -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   283                    9,871                 5,879
 Net realized gain on
  distributions                            --                  702,789                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,232                 (249,979)               60,194
                                      -------              -----------            ----------
  Net gain (loss) on
   investments                          9,515                  462,681                66,073
                                      -------              -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,123                 $687,006              $102,184
                                      =======              ===========            ==========


                                      PIMCO                                     PIONEER
                                       REAL                PIONEER                HIGH
                                   RETURN FUND              FUND               YIELD FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $209,896                 $846               $86,837
                                    ----------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (35,501)                (744)              (11,109)
                                    ----------            ---------            ----------
  Net investment income
   (loss)                              174,395                  102                75,728
                                    ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 89,798                  130               144,079
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          266,571               17,741                47,627
                                    ----------            ---------            ----------
  Net gain (loss) on
   investments                         356,369               17,871               191,706
                                    ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $530,764              $17,973              $267,434
                                    ==========            =========            ==========

(75) Formerly Allianz CCM Mid Cap Fund. Change effective September 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PIONEER               PIONEER
                                     STRATEGIC              MID CAP
                                    INCOME FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $72,704                $4,606
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (9,093)               (7,320)
                                     ----------            ----------
  Net investment income (loss)           63,611                (2,714)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,199               172,472
 Net realized gain on
  distributions                           5,315                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            63,821                11,841
                                     ----------            ----------
  Net gain (loss) on
   investments                           76,335               184,313
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $139,946              $181,599
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PIONEER                 PIMCO               PUTNAM
                                       GROWTH                  TOTAL               EQUITY
                                 OPPORTUNITIES FUND         RETURN FUND         INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (29)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $14,661                $990
                                      ---------              ---------            --------
EXPENSE:
 Mortality and expense risk
  charges                                (1,768)                    --                (583)
                                      ---------              ---------            --------
  Net investment income
   (loss)                                (1,768)                14,661                 407
                                      ---------              ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,234                     77               9,184
 Net realized gain on
  distributions                              --                 44,016                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            44,662                (34,479)             (2,448)
                                      ---------              ---------            --------
  Net gain (loss) on
   investments                           46,896                  9,614               6,736
                                      ---------              ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $45,128                $24,275              $7,143
                                      =========              =========            ========

                                     PUTNAM                PUTNAM
                                   HIGH YIELD           INTERNATIONAL           PUTNAM
                                 ADVANTAGE FUND          EQUITY FUND        INVESTORS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,218                $16,941               $15
                                    ---------            -----------             -----
EXPENSE:
 Mortality and expense risk
  charges                                (958)                (5,701)               (4)
                                    ---------            -----------             -----
  Net investment income
   (loss)                              11,260                 11,240                11
                                    ---------            -----------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    84               (475,917)               --
 Net realized gain on
  distributions                            --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,199                594,512               241
                                    ---------            -----------             -----
  Net gain (loss) on
   investments                         10,283                118,595               241
                                    ---------            -----------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $21,543               $129,835              $252
                                    =========            ===========             =====

(29) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM                INTERNATIONAL
                                       MULTI-CAP                 CAPITAL
                                      GROWTH FUND          OPPORTUNITIES FUND
                                 SUB-ACCOUNT (76)(77)          SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                     $2,402
                                         -----                  ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (37)                    (1,117)
                                         -----                  ---------
  Net investment income (loss)             (37)                     1,285
                                         -----                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    524                        370
 Net realized gain on
  distributions                             --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              420                     40,616
                                         -----                  ---------
  Net gain (loss) on
   investments                             944                     40,986
                                         -----                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $907                    $42,271
                                         =====                  =========

(76) Putnam Multi-Cap Growth Fund became a Sub-Account option as of January 29, 2010.

(77) Effective September 24, 2010 Putnam Vista Fund merged with Putnam Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM               ROYCE               ROYCE
                                    SMALL CAP             TOTAL               VALUE
                                   GROWTH FUND         RETURN FUND          PLUS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $223                $1,839
                                    ---------            -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (660)              (233)               (3,661)
                                    ---------            -------            ----------
  Net investment income
   (loss)                                (660)               (10)               (1,822)
                                    ---------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (363)                (2)               (3,559)
 Net realized gain on
  distributions                            --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,530              5,014               121,251
                                    ---------            -------            ----------
  Net gain (loss) on
   investments                         20,167              5,012               117,692
                                    ---------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $19,507             $5,002              $115,870
                                    =========            =======            ==========

                                                                                 COLUMBIA
                                                                                DIVERSIFIED
                                      ROYCE                                       EQUITY
                                   VALUE FUND           RS VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (78)       SUB-ACCOUNT (79)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $846                  $ --                   $810
                                    ---------             ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (506)                   --                   (785)
                                    ---------             ---------              ---------
  Net investment income
   (loss)                                 340                    --                     25
                                    ---------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,686                     5                  9,516
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          83,639                96,521                  1,914
                                    ---------             ---------              ---------
  Net gain (loss) on
   investments                         87,325                96,526                 11,430
                                    ---------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $87,665               $96,526                $11,455
                                    =========             =========              =========

(78) Funded as of January 5, 2010.

(79) Formerly RiverSource Diversified Equity Income Fund. Change effective September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            COLUMBIA
                                      COLUMBIA            MULTI-ADVISOR
                                    MID CAP VALUE           SMALL CAP
                                  OPPORTUNITY FUND         VALUE FUND
                                  SUB-ACCOUNT (80)      SUB-ACCOUNT (81)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,443                 $ --
                                      ---------              -------
EXPENSE:
 Mortality and expense risk
  charges                                (1,799)                 (53)
                                      ---------              -------
  Net investment income (loss)             (356)                 (53)
                                      ---------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     541                   16
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,192                1,533
                                      ---------              -------
  Net gain (loss) on
   investments                           42,733                1,549
                                      ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $42,377               $1,496
                                      =========              =======

(80) Formerly RiverSource Mid Cap Value Fund. Change effective September 7,
     2010.

(81) Formerly RiverSource Partners Small Cap Value Fund. Change effective September 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   RIDGEWORTH           RIDGEWORTH
                                    SMALL CAP             MID-CAP            DWS RREEF
                                      VALUE                VALUE            REAL ESTATE
                                   EQUITY FUND          EQUITY FUND       SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $354                 $432                $91
                                    ---------            ---------            -------
EXPENSE:
 Mortality and expense risk
  charges                                (248)                (659)               (44)
                                    ---------            ---------            -------
  Net investment income
   (loss)                                 106                 (227)                47
                                    ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   147                   57                 --
 Net realized gain on
  distributions                            --               12,722                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,895               24,340              1,240
                                    ---------            ---------            -------
  Net gain (loss) on
   investments                         13,042               37,119              1,240
                                    ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,148              $36,892             $1,287
                                    =========            =========            =======

                                       DWS                 DWS
                                     DREMAN             EMERGING               SSGA
                                   HIGH RETURN        MARKETS FIXED          S&P 500
                                   EQUITY FUND         INCOME FUND          INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,947               $938               $14,034
                                    ---------            -------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (2,984)              (224)               (4,985)
                                    ---------            -------            ----------
  Net investment income
   (loss)                                 963                714                 9,049
                                    ---------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,350                 --                   681
 Net realized gain on
  distributions                            --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          34,511                921                99,498
                                    ---------            -------            ----------
  Net gain (loss) on
   investments                         42,861                921               100,179
                                    ---------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $43,824             $1,635              $109,228
                                    =========            =======            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       DWS
                                    GROWTH &               DWS
                                   INCOME VIP            GLOBAL
                                    PORTFOLIO         THEMATIC FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $518                 $757
                                     -------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (228)              (1,196)
                                     -------            ---------
  Net investment income (loss)           290                 (439)
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (184)                 748
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,210               23,346
                                     -------            ---------
  Net gain (loss) on
   investments                         4,026               24,094
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,316              $23,655
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      LEGG MASON
                                   LEGG MASON          PARTNERS          LEGG MASON
                                   CLEARBRIDGE        CLEARBRIDGE        CLEARBRIDGE
                                   AGGRESSIVE         FUNDAMENTAL          MID CAP
                                   GROWTH FUND        VALUE FUND          CORE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $24                 $ --
                                    ---------            -----            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (518)             (17)                (365)
                                    ---------            -----            ---------
  Net investment income
   (loss)                                (518)               7                 (365)
                                    ---------            -----            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,190               --                   66
 Net realized gain on
  distributions                            --               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,144              231               10,829
                                    ---------            -----            ---------
  Net gain (loss) on
   investments                         21,334              231               10,895
                                    ---------            -----            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $20,816             $238              $10,530
                                    =========            =====            =========


                                   LEGG MASON
                                   CLEARBRIDGE           BLACKROCK            THORNBURG
                                    SMALL CAP          SMALL/MID-CAP        INTERNATIONAL
                                   GROWTH FUND          GROWTH FUND           VALUE FUND
                                SUB-ACCOUNT (104)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $ --               $18,180
                                    ---------            ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (1,367)              (2,182)              (24,409)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                              (1,367)              (2,182)               (6,229)
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                17,966                  835                20,885
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,906               34,165               449,477
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         34,872               35,000               470,362
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $33,505              $32,818              $464,133
                                    =========            =========            ==========

(104) Effective January 1, 2010 Legg Mason ClearBridge Small Cap Growth I Fund Sub-Account merged with Legg Mason ClearBridge Small Cap Growth Fund Sub-Account.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           THORNBURG
                                     THORNBURG               CORE
                                     VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,450                 $ --
                                     ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (6,705)              (6,945)
                                     ----------            ---------
  Net investment income (loss)           (5,255)              (6,945)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10,564               23,212
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           101,322               65,113
                                     ----------            ---------
  Net gain (loss) on
   investments                          111,886               88,325
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $106,631              $81,380
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  TIMOTHY PLAN         T. ROWE PRICE
                                  LARGE/MID CAP            GROWTH            T. ROWE PRICE
                                   VALUE FUND            STOCK FUND          EQUITY-INCOME
                                SUB-ACCOUNT (82)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9                    $ --               $6,338
                                      -----              ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (4)                 (5,200)              (4,018)
                                      -----              ----------            ---------
  Net investment income
   (loss)                                 5                  (5,200)               2,320
                                      -----              ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                  13,849                5,645
 Net realized gain on
  distributions                          --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           515                 108,011               51,317
                                      -----              ----------            ---------
  Net gain (loss) on
   investments                          515                 121,860               56,962
                                      -----              ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $520                $116,660              $59,282
                                      =====              ==========            =========

                                  T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2010 FUND             2020 FUND             2030 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,389               $59,206               $30,909
                                    ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (11,348)              (33,528)              (23,498)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               12,041                25,678                 7,411
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,672                11,638                42,845
 Net realized gain on
  distributions                          2,506                 5,382                 3,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year          101,897               434,955               317,298
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         110,075               451,975               363,779
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $122,116              $477,653              $371,190
                                    ==========            ==========            ==========

(82) Funded as of July 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   T. ROWE PRICE         T. ROWE PRICE
                                     RETIREMENT           RETIREMENT
                                     2040 FUND             2050 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,332               $4,987
                                     ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (13,752)              (4,908)
                                     ----------            ---------
  Net investment income (loss)              580                   79
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,993                9,290
 Net realized gain on
  distributions                             955                  686
 Net unrealized appreciation
  (depreciation) of
  investments during the year           192,315               60,575
                                     ----------            ---------
  Net gain (loss) on
   investments                          203,263               70,551
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $203,843              $70,630
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  T. ROWE PRICE                               VANGUARD
                                   RETIREMENT           UBS GLOBAL           SMALL-CAP
                                   INCOME FUND       ALLOCATION FUND         INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (83)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,319               $26                 $11,731
                                    ---------              ----              ----------
EXPENSE:
 Mortality and expense risk
  charges                              (1,883)               (4)                     --
                                    ---------              ----              ----------
  Net investment income
   (loss)                               1,436                22                  11,731
                                    ---------              ----              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,604                --                     115
 Net realized gain on
  distributions                            --                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,625                39                 150,723
                                    ---------              ----              ----------
  Net gain (loss) on
   investments                         11,229                39                 150,838
                                    ---------              ----              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,665               $61                $162,569
                                    =========              ====              ==========

                                     VANGUARD                VANGUARD               VANGUARD
                                      MID-CAP           TOTAL BOND MARKET      TOTAL STOCK MARKET
                                    INDEX FUND              INDEX FUND             INDEX FUND
                                 SUB-ACCOUNT (78)        SUB-ACCOUNT (29)       SUB-ACCOUNT (78)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,648                 $4,248                 $1,023
                                     ---------               --------                -------
EXPENSE:
 Mortality and expense risk
  charges                                   --                     --                     --
                                     ---------               --------                -------
  Net investment income
   (loss)                                2,648                  4,248                  1,023
                                     ---------               --------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (113)                    (2)                    (7)
 Net realized gain on
  distributions                             --                  1,090                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,734                 (1,180)                 7,448
                                     ---------               --------                -------
  Net gain (loss) on
   investments                          33,621                    (92)                 7,441
                                     ---------               --------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $36,269                 $4,156                 $8,464
                                     =========               ========                =======

(29) Funded as of January 4, 2010.

(78) Funded as of January 5, 2010.

(83) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     VICTORY            VICTORY
                                   DIVERSIFIED          SPECIAL
                                   STOCK FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,686              $1,442
                                    ---------          ----------
EXPENSE:
 Mortality and expense risk
  charges                              (4,995)            (11,054)
                                    ---------          ----------
  Net investment income (loss)            691              (9,612)
                                    ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,833             141,565
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          66,465             213,280
                                    ---------          ----------
  Net gain (loss) on
   investments                         70,298             354,845
                                    ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $70,989            $345,233
                                    =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           INVESCO
                                    VICTORY             VICTORY           VAN KAMPEN
                                 SMALL COMPANY        ESTABLISHED         SMALL CAP
                                OPPORTUNITY FUND      VALUE FUND         GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (84)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,161             $1,224                $ --
                                   ----------          ---------          ----------
EXPENSE:
 Mortality and expense risk
  charges                              (5,096)              (604)             (7,609)
                                   ----------          ---------          ----------
  Net investment income
   (loss)                              (2,935)               620              (7,609)
                                   ----------          ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   438                517              91,407
 Net realized gain on
  distributions                            --             18,790                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         162,987             16,156             140,639
                                   ----------          ---------          ----------
  Net gain (loss) on
   investments                        163,425             35,463             232,046
                                   ----------          ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $160,490            $36,083            $224,437
                                   ==========          =========          ==========

                                                                           INVESCO
                                    INVESCO            INVESCO            VAN KAMPEN
                                   VAN KAMPEN         VAN KAMPEN          EQUITY AND
                                 COMSTOCK FUND     ENTERPRISE FUND       INCOME FUND
                                SUB-ACCOUNT (85)   SUB-ACCOUNT (86)    SUB-ACCOUNT (87)
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $60,339              $ --              $355,476
                                   ----------          --------          ------------
EXPENSE:
 Mortality and expense risk
  charges                             (13,456)              (76)              (96,035)
                                   ----------          --------          ------------
  Net investment income
   (loss)                              46,883               (76)              259,441
                                   ----------          --------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                20,936                (3)              601,446
 Net realized gain on
  distributions                            --                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         533,005             1,315             1,293,725
                                   ----------          --------          ------------
  Net gain (loss) on
   investments                        553,941             1,312             1,895,171
                                   ----------          --------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $600,824            $1,236            $2,154,612
                                   ==========          ========          ============

(84) Formerly Van Kampen Small Cap Growth Fund. Change effective June 1, 2010.

(85) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(86) Formerly Van Kampen Enterprise Fund. Change effective June 1, 2010.

(87) Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                     VAN KAMPEN            VAN KAMPEN
                                     GROWTH AND             MID CAP
                                    INCOME FUND           GROWTH FUND
                                  SUB-ACCOUNT (88)      SUB-ACCOUNT (89)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $17,823                  $ --
                                     ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                                (9,373)               (4,979)
                                     ----------            ----------
  Net investment income (loss)            8,450                (4,979)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,907                33,722
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           257,167               105,449
                                     ----------            ----------
  Net gain (loss) on
   investments                          269,074               139,171
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $277,524              $134,192
                                     ==========            ==========

(88) Formerly Van Kampen Growth and Income Fund. Change effective June 1, 2010.

(89) Formerly Van Kampen Mid Cap Growth Fund. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                INVESCO               INVESCO
                                    VAN KAMPEN            VAN KAMPEN            VAN KAMPEN
                                  U.S. MORTGAGE           REAL ESTATE             CAPITAL
                                       FUND             SECURITIES FUND         GROWTH FUND
                                 SUB-ACCOUNT (90)      SUB-ACCOUNT (91)      SUB-ACCOUNT (92)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $16                   $1,656                 $ --
                                       ----                ---------              -------
EXPENSE:
 Mortality and expense risk
  charges                                (6)                  (1,025)                 (50)
                                       ----                ---------              -------
  Net investment income
   (loss)                                10                      631                  (50)
                                       ----                ---------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  22                   (1,677)                 153
 Net realized gain on
  distributions                          --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (9)                  32,752                  852
                                       ----                ---------              -------
  Net gain (loss) on
   investments                           13                   31,075                1,005
                                       ----                ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $23                  $31,706                 $955
                                       ====                =========              =======

                                      INVESCO               INVESCO              INVESCO
                                    VAN KAMPEN            VAN KAMPEN           VAN KAMPEN
                                     SMALL CAP             AMERICAN              GLOBAL
                                    VALUE FUND            VALUE FUND         FRANCHISE FUND
                                 SUB-ACCOUNT (93)      SUB-ACCOUNT (94)     SUB-ACCOUNT (95)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $14                 $544
                                     ---------              -------              -------
EXPENSE:
 Mortality and expense risk
  charges                                 (608)                 (66)                (189)
                                     ---------              -------              -------
  Net investment income
   (loss)                                 (608)                 (52)                 355
                                     ---------              -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,095                    5                   18
 Net realized gain on
  distributions                         15,169                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           76,546                1,719                1,922
                                     ---------              -------              -------
  Net gain (loss) on
   investments                          92,810                1,724                1,940
                                     ---------              -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $92,202               $1,672               $2,295
                                     =========              =======              =======

(90) Formerly Van Kampen U.S. Mortgage Fund. Change effective June 1, 2010.

(91) Formerly Van Kampen Real Estate Securities Fund. Change effective June 1, 2010.

(92) Formerly Van Kampen Capital Growth Fund. Change effective June 1, 2010.

(93) Formerly Van Kampen Small Cap Value Fund. Change effective June 1, 2010.

(94) Formerly Van Kampen American Value Fund. Change effective June 1, 2010.

(95) Formerly Van Kampen Global Franchise Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MORGAN STANLEY
                                      INSTITUTIONAL
                                       OPPORTUNITY               VANGUARD
                                        PORTFOLIO             500 INDEX FUND
                                  SUB-ACCOUNT (96)(97)       SUB-ACCOUNT (98)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $7,118
                                        ---------                ---------
EXPENSE:
 Mortality and expense risk
  charges                                    (551)                      --
                                        ---------                ---------
  Net investment income (loss)               (551)                   7,118
                                        ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     4,716                      133
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               6,527                   47,784
                                        ---------                ---------
  Net gain (loss) on
   investments                             11,243                   47,917
                                        ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $10,692                  $55,035
                                        =========                =========

(96) Morgan Stanley Institutional Opportunity Portfolio became a Sub-Account option as of May 21, 2010.

(97) Effective May 21, 2010 Van Kampen Equity Growth Fund merged with Morgan Stanley Institutional Opportunity Portfolio.

(98) Funded as of January 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                      ADVANTAGE             COLUMBIA SELIGMAN        COLUMBIA SELIGMAN
                                     TOTAL RETURN          COMMUNICATIONS AND             GLOBAL
                                      BOND FUND             INFORMATION FUND          TECHNOLOGY FUND
                                SUB-ACCOUNT (99)(100)       SUB-ACCOUNT (101)        SUB-ACCOUNT (102)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,506                      $ --                     $616
                                       --------                 ---------                ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (535)                     (891)                    (773)
                                       --------                 ---------                ---------
  Net investment income
   (loss)                                   971                      (891)                    (157)
                                       --------                 ---------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,519)                    1,549                       70
 Net realized gain on
  distributions                           1,240                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,503                    52,870                   11,145
                                       --------                 ---------                ---------
  Net gain (loss) on
   investments                            2,224                    54,419                   11,215
                                       --------                 ---------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,195                   $53,528                  $11,058
                                       ========                 =========                =========

                                  LEGG MASON
                                   PARTNERS
                                  CLEARBRIDGE
                                   SMALL CAP            BALANCED             CONSERVATIVE
                                  VALUE FUND          STRATEGY FUND          STRATEGY FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (103)      SUB-ACCOUNT (103)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $1,307                 $1,100
                                    -------              -------                -------
EXPENSE:
 Mortality and expense risk
  charges                              (295)                (207)                   (80)
                                    -------              -------                -------
  Net investment income
   (loss)                              (295)               1,100                  1,020
                                    -------              -------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 986                  587                    322
 Net realized gain on
  distributions                          --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         6,107                2,459                     30
                                    -------              -------                -------
  Net gain (loss) on
   investments                        7,093                3,046                    352
                                    -------              -------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $6,798               $4,146                 $1,372
                                    =======              =======                =======

(99) Wells Fargo Advantage Total Return Bond Fund became a Sub-Account option as of July 9, 2010.

(100) Formerly Evergreen Core Bond Fund. Change effective July 16, 2010.

(101) Formerly Seligman Communications and Information Fund. Change effective September 7, 2010.

(102) Formerly Seligman Global Technology Fund. Change effective September 7, 2010.

(103) Funded as of April 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     GROWTH            MODERATE
                                  STRATEGY FUND      STRATEGY FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $865             $1,386
                                     -------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (221)              (268)
                                     -------            -------
  Net investment income (loss)           644              1,118
                                     -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1                  1
 Net realized gain on
  distributions                           --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,810              1,434
                                     -------            -------
  Net gain (loss) on
   investments                         3,811              1,435
                                     -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,455             $2,553
                                     =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP
                                         EQUITY            AMERICAN CENTURY VP
                                       INCOME FUND               GROWTH
                                       SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $321,974                 $(14)
 Net realized gain (loss) on
  security transactions                      33,017                   --
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,477,868                  544
                                      -------------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,832,859                  530
                                      -------------              -------
UNIT TRANSACTIONS:
 Purchases                               14,188,760                3,059
 Net transfers                              (11,454)                  --
 Surrenders for benefit
  payments and fees                      (2,645,973)                 (18)
 Other transactions                              --                   --
 Death benefits                                  --                   --
 Net loan activity                             (278)                  --
                                      -------------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      11,531,055                3,041
                                      -------------              -------
 Net increase (decrease) in
  net assets                             13,363,914                3,571
NET ASSETS:
 Beginning of year                        6,321,751                   --
                                      -------------              -------
 End of year                            $19,685,665               $3,571
                                      =============              =======

(1)  Funded as of June 22, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP       AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                    ULTRA(R) FUND             BALANCED FUND          INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(248)                     $647                       $23
 Net realized gain (loss) on
  security transactions                   4,004                       204                    (4,473)
 Net realized gain on
  distributions                              --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               178                     4,839                     4,233
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,934                     5,690                      (217)
                                      ---------                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                6,040                     1,096                        --
 Net transfers                          (17,409)                    2,418                        --
 Surrenders for benefit
  payments and fees                        (444)                   (9,847)                  (11,205)
 Other transactions                          --                        --                        --
 Death benefits                              --                        --                        --
 Net loan activity                           (6)                       --                        --
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,819)                   (6,333)                  (11,205)
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets                             (7,885)                     (643)                  (11,422)
NET ASSETS:
 Beginning of year                       32,840                    54,572                    13,776
                                      ---------                 ---------                 ---------
 End of year                            $24,955                   $53,929                    $2,354
                                      =========                 =========                 =========

                                 AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                      SMALL CAP                LARGE COMPANY          AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND               VISTA(SM) FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,083                     $146                    $(4,158)
 Net realized gain (loss) on
  security transactions                       520                   (1,903)                     3,290
 Net realized gain on
  distributions                                --                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             181,547                    5,535                    117,607
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              191,150                    3,778                    116,739
                                     ------------                ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                497,102                   11,014                    177,619
 Net transfers                            800,725                       (2)                   (23,323)
 Surrenders for benefit
  payments and fees                       (53,826)                  (1,186)                   (32,234)
 Other transactions                            --                       --                         --
 Death benefits                                --                       --                         --
 Net loan activity                            (12)                      (5)                       (81)
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,243,989                    9,821                    121,981
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets                            1,435,139                   13,599                    238,720
NET ASSETS:
 Beginning of year                         24,360                   29,878                    425,679
                                     ------------                ---------                 ----------
 End of year                           $1,459,499                  $43,477                   $664,399
                                     ============                =========                 ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                   INFLATION-ADJUSTED              EQUITY
                                       BOND FUND                 GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $742                      $(82)
 Net realized gain (loss) on
  security transactions                       103                        --
 Net realized gain on
  distributions                               591                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               1,988                     3,780
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                3,424                     3,698
                                       ----------                 ---------
UNIT TRANSACTIONS:
 Purchases                                 39,884                     8,053
 Net transfers                               (140)                    1,736
 Surrenders for benefit
  payments and fees                       (12,800)                      (61)
Other transactions                             --                        --
 Death benefits                                --                        --
 Net loan activity                             --                        --
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        26,944                     9,728
                                       ----------                 ---------
 Net increase (decrease) in
  net assets                               30,368                    13,426
NET ASSETS:
 Beginning of year                         77,744                    20,414
                                       ----------                 ---------
 End of year                             $108,112                   $33,840
                                       ==========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP
                                       INCOME &            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     GROWTH FUND                ULTRA FUND                VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,886                   $(1,061)                  $13,917
 Net realized gain (loss) on
  security transactions                  (13,052)                   (1,696)                   (8,059)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             37,737                    83,498                   106,287
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              26,571                    80,741                   112,145
                                      ----------                ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 9,726                    12,592                     5,413
 Net transfers                           (71,722)                   (1,476)                   (6,040)
 Surrenders for benefit
  payments and fees                      (15,307)                  (37,306)                  (82,857)
Other transactions                           112                        --                       100
 Death benefits                           (2,246)                       --                    (1,491)
 Net loan activity                            --                        --                        --
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (79,437)                  (26,190)                  (84,875)
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets                             (52,866)                   54,551                    27,270
NET ASSETS:
 Beginning of year                       268,590                   552,227                   945,165
                                      ----------                ----------                ----------
 End of year                            $215,724                  $606,778                  $972,435
                                      ==========                ==========                ==========

                                 AMERICAN CENTURY VP       INVESCO V.I.         INVESCO V.I.
                                       MID CAP               SMALL CAP            FINANCIAL
                                     VALUE FUND             EQUITY FUND         SERVICES FUND
                                   SUB-ACCOUNT (2)        SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9                   $(213)                $(50)
 Net realized gain (loss) on
  security transactions                     --                    (310)                (474)
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              573                   6,592                 (213)
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               582                   6,069                 (737)
                                       -------               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               7,370                      89                  240
 Net transfers                             (85)                 22,037               14,012
 Surrenders for benefit
  payments and fees                         (7)                 (1,486)              (2,437)
Other transactions                          --                      --                   --
 Death benefits                             --                      --                   --
 Net loan activity                          --                      --                   --
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,278                  20,640               11,815
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets                             7,860                  26,709               11,078
NET ASSETS:
 Beginning of year                          --                  14,325                2,178
                                       -------               ---------            ---------
 End of year                            $7,860                 $41,034              $13,256
                                       =======               =========            =========

(2)  Funded as of July 17, 2010.

(3)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO
                                     INVESCO V.I.                 BASIC
                                     LEISURE FUND              VALUE FUND
                                  SUB-ACCOUNT (5)(6)         SUB-ACCOUNT (7)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $3                    $(5,753)
 Net realized gain (loss) on
  security transactions                       (2)                  (271,072)
 Net realized gain on
  distributions                               --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                496                    344,026
                                       ---------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 497                     67,201
                                       ---------              -------------
UNIT TRANSACTIONS:
 Purchases                                    --                    258,190
 Net transfers                             9,555                   (143,124)
 Surrenders for benefit
  payments and fees                           --                 (1,096,480)
 Other transactions                           --                         --
 Death benefits                               --                         --
 Net loan activity                            --                         (8)
                                       ---------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        9,555                   (981,422)
                                       ---------              -------------
 Net increase (decrease) in
  net assets                              10,052                   (914,221)
NET ASSETS:
 Beginning of year                            --                  1,724,232
                                       ---------              -------------
 End of year                             $10,052                   $810,011
                                       =========              =============

(5)  Formerly AIM V.I. Leisure Fund. Change effective April 30, 2010.

(6)  Funded as of April 14, 2010.

(7)  Formerly AIM Basic Value Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO               INVESCO
                                     EUROPEAN           INTERNATIONAL            MID CAP
                                   GROWTH FUND           GROWTH FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT (8)       SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,778                $1,320               $(1,548)
 Net realized gain (loss) on
  security transactions                  2,451                20,147                  (813)
 Net realized gain on
  distributions                             --                    --                 3,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year           51,770                26,021                20,637
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,999                47,488                21,620
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             174,381               224,029                31,187
 Net transfers                         (22,413)              (33,344)               18,816
 Surrenders for benefit
  payments and fees                    (16,223)              (27,242)              (26,303)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                         (18)                 (135)                   (9)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    135,727               163,308                23,691
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           193,726               210,796                45,311
NET ASSETS:
 Beginning of year                     343,571               270,164               161,172
                                    ----------            ----------            ----------
 End of year                          $537,297              $480,960              $206,483
                                    ==========            ==========            ==========

                                     INVESCO                                       INVESCO
                                    SMALL CAP               INVESCO               SMALL CAP
                                   GROWTH FUND          REAL ESTATE FUND         EQUITY FUND
                                 SUB-ACCOUNT (11)       SUB-ACCOUNT (12)       SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,820)                $23,612               $(1,742)
 Net realized gain (loss) on
  security transactions                 (1,849)                 10,846                 6,551
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          143,474                 408,526                51,660
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           137,805                 442,984                56,469
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             109,429                 804,392                70,404
 Net transfers                          12,786                 181,686                (2,821)
 Surrenders for benefit
  payments and fees                    (66,081)               (185,038)              (35,226)
 Other transactions                         --                      --                    --
 Death benefits                             --                      --                    --
 Net loan activity                          (6)                   (239)                   (9)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,128                 800,801                32,348
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           193,933               1,243,785                88,817
NET ASSETS:
 Beginning of year                     502,996               1,575,293               165,263
                                    ----------            ------------            ----------
 End of year                          $696,929              $2,819,078              $254,080
                                    ==========            ============            ==========

(8)  Formerly AIM European Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM International Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM Mid Cap Core Equity Fund. Change effective April 30, 2010.

(11) Formerly AIM Small Cap Growth Fund. Change effective April 30, 2010.

(12) Formerly AIM Real Estate Fund. Change effective April 30, 2010.

(13) Formerly AIM Small Cap Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         INVESCO                  INVESCO
                                        LARGE CAP                 CAPITAL
                                       GROWTH FUND           DEVELOPMENT FUND
                                  SUB-ACCOUNT (14)(15)       SUB-ACCOUNT (16)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(76)                   $(134)
 Net realized gain (loss) on
  security transactions                        27                    2,807
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               2,579                     (196)
                                        ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                2,530                    2,477
                                        ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                 16,092                    5,732
 Net transfers                                (45)                      --
 Surrenders for benefit
  payments and fees                          (486)                    (114)
 Other transactions                            --                       --
 Death benefits                                --                       --
 Net loan activity                             --                       --
                                        ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15,561                    5,618
                                        ---------                ---------
 Net increase (decrease) in
  net assets                               18,091                    8,095
NET ASSETS:
 Beginning of year                             --                    9,672
                                        ---------                ---------
 End of year                              $18,091                  $17,767
                                        =========                =========

(14) Formerly AIM Large Cap Growth Fund. Change effective April 30, 2010.

(15) Funded as of April 1, 2010.

(16) Formerly AIM Capital Development Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO            AMERICAN CENTURY
                                    DEVELOPING                PRIME             DOMINI SOCIAL
                                   MARKETS FUND         MONEY MARKET FUND        EQUITY FUND
                                 SUB-ACCOUNT (17)        SUB-ACCOUNT (18)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51                   $(254)                $(23)
 Net realized gain (loss) on
  security transactions                     --                      --                   60
 Net realized gain on
  distributions                             11                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (47)                     --                  838
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                                15                    (254)                 875
                                     ---------              ----------             --------
UNIT TRANSACTIONS:
 Purchases                              11,797                  95,495                3,928
 Net transfers                              85                 110,123                   --
 Surrenders for benefit
  payments and fees                         (7)                 (1,108)              (1,084)
 Other transactions                         --                      --                   --
 Death benefits                             --                      --                   --
 Net loan activity                          --                      (8)                  --
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,875                 204,502                2,844
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets                            11,890                 204,248                3,719
NET ASSETS:
 Beginning of year                          --                      --                3,517
                                     ---------              ----------             --------
 End of year                           $11,890                $204,248               $7,236
                                     =========              ==========             ========

                                ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN VPS
                                 2055 RETIREMENT      2050 RETIREMENT             BALANCED
                                  STRATEGY FUND        STRATEGY FUND          SHARES PORTFOLIO
                                SUB-ACCOUNT (19)      SUB-ACCOUNT (20)          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                  $2,299                  $1,072
 Net realized gain (loss) on
  security transactions                  --                      57                    (481)
 Net realized gain on
  distributions                          --                   1,019                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5                  16,444                  10,595
                                      -----              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5                  19,819                  11,186
                                      -----              ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              334                 152,235                  38,845
 Net transfers                           --                      (4)                  1,912
 Surrenders for benefit
  payments and fees                      (7)                (21,317)                 (2,401)
 Other transactions                      --                      --                      --
 Death benefits                          --                      --                      --
 Net loan activity                       --                    (107)                     --
                                      -----              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     327                 130,807                  38,356
                                      -----              ----------              ----------
 Net increase (decrease) in
  net assets                            332                 150,626                  49,542
NET ASSETS:
 Beginning of year                       --                      --                  83,018
                                      -----              ----------              ----------
 End of year                           $332                $150,626                $132,560
                                      =====              ==========              ==========

(17) Funded as of September 23, 2010.

(18) Funded as of September 7, 2010.

(19) Funded as of December 17, 2010.

(20) Funded as of July 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(22)                   $10,516
 Net realized gain (loss) on
  security transactions                    (3,612)                   (31,673)
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              10,583                     76,370
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                6,949                     55,213
                                        ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                 14,267                    143,775
 Net transfers                              2,581                    (29,841)
 Surrenders for benefit
  payments and fees                        (1,501)                   (30,199)
 Other transactions                            --                         --
 Death benefits                                --                         --
 Net loan activity                            (12)                       (51)
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15,335                     83,684
                                        ---------                 ----------
 Net increase (decrease) in
  net assets                               22,284                    138,897
NET ASSETS:
 Beginning of year                         46,683                    379,265
                                        ---------                 ----------
 End of year                              $68,967                   $518,162
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL              GLOBAL          ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $49,042                 $5,291                $(231)
 Net realized gain (loss) on
  security transactions                   68,382                    489                2,803
 Net realized gain on
  distributions                               --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,820)                 4,657                2,388
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              62,604                 10,437                4,960
                                    ------------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               373,872                 36,373                8,656
 Net transfers                          (378,090)                   415                   99
 Surrenders for benefit
  payments and fees                     (210,887)                (9,773)                 (70)
 Other transactions                           --                     --                   --
 Death benefits                               --                     --                   --
 Net loan activity                          (163)                    --                   --
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (215,268)                27,015                8,685
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets                            (152,664)                37,452               13,645
NET ASSETS:
 Beginning of year                     2,011,257                 99,767               27,304
                                    ------------             ----------            ---------
 End of year                          $1,858,593               $137,219              $40,949
                                    ============             ==========            =========

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   SMALL/MID-CAP           SMALL-MID CAP         ALLIANCEBERNSTEIN
                                 GROWTH PORTFOLIO         VALUE PORTFOLIO           VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(618)                   $(1,789)                  $1
 Net realized gain (loss) on
  security transactions                   23                       (779)                   1
 Net realized gain on
  distributions                           --                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         22,438                     49,040                   41
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets resulting from
  operations                          21,843                     46,472                   43
                                   ---------                 ----------                -----
UNIT TRANSACTIONS:
 Purchases                            15,239                    223,678                  378
 Net transfers                            --                    (18,555)                  --
 Surrenders for benefit
  payments and fees                      (55)                   (15,631)                 (11)
 Other transactions                       --                         --                   --
 Death benefits                           --                         --                   --
 Net loan activity                        --                        (17)                  --
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   15,184                    189,475                  367
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets                          37,027                    235,947                  410
NET ASSETS:
 Beginning of year                    47,815                     75,898                  131
                                   ---------                 ----------                -----
 End of year                         $84,842                   $311,845                 $541
                                   =========                 ==========                =====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025
                                   RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                       SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $4,176                      $4,133
 Net realized gain (loss) on
  security transactions                        (10)                        854
 Net realized gain on
  distributions                                 --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                5,652                      17,973
                                        ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 9,818                      22,960
                                        ----------                  ----------
UNIT TRANSACTIONS :
 Purchases                                 166,584                     221,941
 Net transfers                                  (4)                         (4)
 Surrenders for benefit
  payments and fees                         (1,637)                    (33,293)
 Other transactions                             --                          --
 Death benefits                                 --                          --
 Net loan activity                             (57)                        (87)
                                        ----------                  ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        164,886                     188,557
                                        ----------                  ----------
 Net increase (decrease) in
  net assets                               174,704                     211,517
NET ASSETS:
 Beginning of year                             996                         244
                                        ----------                  ----------
 End of year                              $175,700                    $211,761
                                        ==========                  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN 2035      ALLIANCEBERNSTEIN 2045     ALLIANCEBERNSTEIN 2000
                               RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT (21)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $2,804                      $2,069                       $6
 Net realized gain (loss)
  on security transactions                 (13)                         54                       --
 Net realized gain on
  distributions                             --                          --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  23,187                      17,319                       12
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets resulting
  from operations                       25,978                      19,442                       18
                                    ----------                  ----------                    -----
UNIT TRANSACTIONS:
 Purchases                             194,443                     152,324                      510
 Net transfers                              (4)                       (711)                      87
 Surrenders for benefit
  payments and fees                     (9,264)                     (3,837)                      (7)
 Other transactions                         --                          --                       --
 Death benefits                             --                          --                       --
 Net loan activity                         (57)                        (74)                      --
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets resulting
  from unit transactions               185,118                     147,702                      590
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets                        211,096                     167,144                      608
NET ASSETS:
 Beginning of year                       3,573                       1,456                       --
                                    ----------                  ----------                    -----
 End of year                          $214,669                    $168,600                     $608
                                    ==========                  ==========                    =====

                             ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                               RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                SUB-ACCOUNT (22)              SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $1,005                      $7,983                     $12,169
 Net realized gain (loss)
  on security transactions                (65)                      1,413                         621
 Net realized gain on
  distributions                            --                          --                          --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  2,250                      33,862                      68,796
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets resulting
  from operations                       3,190                      43,258                      81,586
                                    ---------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                             40,032                     365,679                     651,761
 Net transfers                             (4)                     (1,160)                         (4)
 Surrenders for benefit
  payments and fees                    (2,163)                    (20,910)                    (30,529)
 Other transactions                        --                          --                          --
 Death benefits                            --                          --                          --
 Net loan activity                         --                         (96)                       (385)
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               37,865                     343,513                     620,843
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets                        41,055                     386,771                     702,429
NET ASSETS:
 Beginning of year                         --                       9,691                       4,883
                                    ---------                  ----------                  ----------
 End of year                          $41,055                    $396,462                    $707,312
                                    =========                  ==========                  ==========

(21) Funded as of January 15, 2010.

(22) Funded as of April 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS
                                   RETIREMENT STRATEGY            AMCAP FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,880                    $(6,045)
 Net realized gain (loss) on
  security transactions                        590                     12,347
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25,487                    110,145
                                        ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                28,957                    116,447
                                        ----------               ------------
UNIT TRANSACTIONS:
 Purchases                                 228,238                    501,003
 Net transfers                              (6,850)                   (27,913)
 Surrenders for benefit
  payments and fees                        (10,513)                   (88,366)
 Other transactions                             --                         --
 Death benefits                                 --                         --
 Net loan activity                              --                       (138)
                                        ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        210,875                    384,586
                                        ----------               ------------
 Net increase (decrease) in
  net assets                               239,832                    501,033
NET ASSETS:
 Beginning of year                           9,328                    633,691
                                        ----------               ------------
 End of year                              $249,160                 $1,134,724
                                        ==========               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                      AMERICAN             CAPITAL INCOME             EUROPACIFIC
                                   BALANCED FUND            BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,322                 $437,293                 $114,966
 Net realized gain (loss) on
  security transactions                   20,640                   (7,672)                 501,164
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            412,145                  627,282                  664,738
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             464,107                1,056,903                1,280,868
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,279,817                3,897,937                5,790,972
 Net transfers                           (11,621)                (123,042)                (157,939)
 Surrenders for benefit
  payments and fees                     (324,190)                (978,091)                (920,786)
 Other transactions                           --                       --                       --
 Death benefits                               --                       --                       --
 Net loan activity                          (368)                    (659)                    (678)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      943,638                2,796,145                4,711,569
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,407,745                3,853,048                5,992,437
NET ASSETS:
 Beginning of year                     3,347,088               11,215,101                9,360,872
                                    ------------            -------------            -------------
 End of year                          $4,754,833              $15,068,149              $15,353,309
                                    ============            =============            =============

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                    FUNDAMENTAL                 NEW                THE BOND FUND
                                   INVESTORS FUND         PERSPECTIVE FUND           OF AMERICA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36,980                  $2,731                $127,629
 Net realized gain (loss) on
  security transactions                   17,669                  19,718                   5,985
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            887,855                 324,334                 141,659
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             942,504                 346,783                 275,273
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,872,294               1,543,261               1,732,690
 Net transfers                          (121,440)               (112,007)               (206,826)
 Surrenders for benefit
  payments and fees                     (373,430)               (183,941)               (526,635)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (352)                   (160)                   (451)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,377,072               1,247,153                 998,778
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,319,576               1,593,936               1,274,051
NET ASSETS:
 Beginning of year                     5,407,014               2,004,102               4,271,021
                                    ------------            ------------            ------------
 End of year                          $8,726,590              $3,598,038              $5,545,072
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    THE GROWTH FUND         THE INCOME FUND
                                    OF AMERICA FUND            OF AMERICA
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $61,013                $181,510
 Net realized gain (loss) on
  security transactions                    972,394                  11,060
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,706,790                 349,972
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,740,197                 542,542
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              12,115,979               1,549,288
 Net transfers                            (107,196)                233,512
 Surrenders for benefit
  payments and fees                     (2,033,035)               (565,046)
 Other transactions                             --                      --
 Death benefits                                 --                      --
 Net loan activity                          (2,051)                   (245)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,973,697               1,217,509
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            13,713,894               1,760,051
NET ASSETS:
 Beginning of year                      22,317,015               4,245,012
                                     -------------            ------------
 End of year                           $36,030,909              $6,005,063
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                   THE INVESTMENT          AMERICAN FUNDS          AMERICAN FUNDS
                                      COMPANY                 THE NEW                WASHINGTON
                                     OF AMERICA             ECONOMY FUND          MUTUAL INVESTORS
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,419                 $(1,769)                $26,033
 Net realized gain (loss) on
  security transactions                   39,950                   2,154                   3,328
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            402,872                 105,040                 201,318
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             488,241                 105,425                 230,679
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,014,920                 212,195                 701,651
 Net transfers                           (75,569)                 44,225                 (72,355)
 Surrenders for benefit
  payments and fees                     (370,514)                (62,257)                (73,276)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (283)                    (10)                   (220)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,568,554                 194,153                 555,800
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,056,795                 299,578                 786,479
NET ASSETS:
 Beginning of year                     3,518,816                 708,584               1,456,534
                                    ------------            ------------            ------------
 End of year                          $5,575,611              $1,008,162              $2,243,013
                                    ============            ============            ============

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                      AMERICAN                GROWTH &                SMALLCAP
                                    MUTUAL FUND              INCOME FUND             WORLD FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $19,512                 $224,795                $3,443
 Net realized gain (loss) on
  security transactions                    8,479                  (11,243)                9,417
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            102,909                  777,445               121,757
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             130,900                  990,997               134,617
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               832,382                4,813,244               164,822
 Net transfers                           (41,879)                 721,345                15,085
 Surrenders for benefit
  payments and fees                      (59,850)                (906,543)              (53,145)
 Other transactions                           --                       --                    --
 Death benefits                               --                       --                    --
 Net loan activity                           (80)                    (753)                  (11)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      730,573                4,627,293               126,751
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             861,473                5,618,290               261,368
NET ASSETS:
 Beginning of year                       648,186                8,696,252               493,119
                                    ------------            -------------            ----------
 End of year                          $1,509,659              $14,314,542              $754,487
                                    ============            =============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       ARIEL
                                    APPRECIATION
                                        FUND               ARIEL FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(814)                $(547)
 Net realized gain (loss) on
  security transactions                    (475)               (1,034)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,869                21,337
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,580                19,756
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               32,250                35,919
 Net transfers                             (329)               40,313
 Surrenders for benefit
  payments and fees                        (917)                 (193)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,004                76,039
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             54,584                95,795
NET ASSETS:
 Beginning of year                      101,839                42,699
                                     ----------            ----------
 End of year                           $156,423              $138,494
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ARTISAN                                       AVE MARIA
                                      MID CAP                AVE MARIA               RISING
                                     VALUE FUND          OPPORTUNITY FUND         DIVIDEND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (17)       SUB-ACCOUNT (23)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,952                $ --                      $42
 Net realized gain (loss) on
  security transactions                    1,499                  --                       --
 Net realized gain on
  distributions                           33,554                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            181,469                  10                      (37)
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             228,474                  10                        5
                                    ------------               -----                ---------
UNIT TRANSACTIONS:
 Purchases                               599,693                 140                    9,474
 Net transfers                           775,666                  --                    4,070
 Surrenders for benefit
  payments and fees                     (117,266)                 --                       (3)
 Other transactions                           --                  --                       --
 Death benefits                               --                  --                       --
 Net loan activity                           (51)                 --                       --
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,258,042                 140                   13,541
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets                           1,486,516                 150                   13,546
NET ASSETS:
 Beginning of year                       701,964                  --                       --
                                    ------------               -----                ---------
 End of year                          $2,188,480                $150                  $13,546
                                    ============               =====                =========


                                     AVE MARIA        LIFEPATH 2020       LIFEPATH 2030
                                    GROWTH FUND         PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30)            $130,279             $88,141
 Net realized gain (loss) on
  security transactions                     72              364,944             152,602
 Net realized gain on
  distributions                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,685              490,365             687,091
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,727              985,588             927,834
                                     ---------        -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,770            5,022,410           3,753,973
 Net transfers                           6,931             (226,818)            266,074
 Surrenders for benefit
  payments and fees                       (260)            (815,921)           (510,293)
 Other transactions                         --                   --                  --
 Death benefits                             --                   --                  --
 Net loan activity                          (9)              (1,884)             (2,539)
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,432            3,977,787           3,507,215
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets                            10,159            4,963,375           4,435,049
NET ASSETS:
 Beginning of year                          --            7,002,102           5,866,706
                                     ---------        -------------       -------------
 End of year                           $10,159          $11,965,477         $10,301,755
                                     =========        =============       =============

(17) Funded as of September 23, 2010.

(23) Funded as of December 16, 2010.

(24) Funded as of September 8, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               LIFEPATH
                                    LIFEPATH 2040             RETIREMENT
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $68,748                 $55,471
 Net realized gain (loss) on
  security transactions                   132,719                  26,634
 Net realized gain on
  distributions                                --                   8,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year             634,993                 227,674
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              836,460                 317,909
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,981,850               1,328,884
 Net transfers                             55,839                 123,850
 Surrenders for benefit
  payments and fees                      (338,134)               (376,917)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                         (1,673)                   (327)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,697,882               1,075,490
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            3,534,342               1,393,399
NET ASSETS:
 Beginning of year                      5,085,773               3,072,743
                                     ------------            ------------
 End of year                           $8,620,115              $4,466,142
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 BLACKROCK
                                   LIFEPATH 2050             BARON                 EQUITY
                                     PORTFOLIO           SMALL CAP FUND        DIVIDEND FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $350                  $(643)               $3,498
 Net realized gain (loss) on
  security transactions                     --                  1,190                    14
 Net realized gain on
  distributions                            346                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,721                138,824                35,306
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,417                139,371                38,818
                                     ---------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              41,269                330,053               386,163
 Net transfers                           3,466                440,276                22,879
 Surrenders for benefit
  payments and fees                        (80)               (16,000)               (5,605)
 Other transactions                         --                     --                    --
 Death benefits                             --                     --                    --
 Net loan activity                          --                    (30)                  (18)
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,655                754,299               403,419
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets                            48,072                893,670               442,237
NET ASSETS:
 Beginning of year                          --                 61,215               100,636
                                     ---------             ----------            ----------
 End of year                           $48,072               $954,885              $542,873
                                     =========             ==========            ==========

                                    BLACKROCK             BLACKROCK             BLACKROCK
                                     CAPITAL              GOVERNMENT          MID CAP VALUE
                                APPRECIATION FUND        INCOME FUND            PORTFOLIO
                                 SUB-ACCOUNT (26)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                   $5,611                 $223
 Net realized gain (loss) on
  security transactions                  --                      929                  702
 Net realized gain on
  distributions                          --                      834                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2                    7,864                5,320
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              2                   15,238                6,245
                                       ----               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               50                   43,852               29,138
 Net transfers                           --                   (8,608)              24,175
 Surrenders for benefit
  payments and fees                      (1)                 (28,751)                (273)
 Other transactions                      --                       --                   --
 Death benefits                          --                       --                   --
 Net loan activity                       --                       --                   --
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      49                    6,493               53,040
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets                             51                   21,731               59,285
NET ASSETS:
 Beginning of year                       --                  196,984                  174
                                       ----               ----------            ---------
 End of year                            $51                 $218,715              $59,459
                                       ====               ==========            =========

(25) Funded as of January 20, 2010.

(26) Funded as of November 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            CALVERT SOCIAL
                                    CALVERT VP SRI         INVESTMENT FUND
                                  BALANCED PORTFOLIO       EQUITY PORTFOLIO
                                   SUB-ACCOUNT (27)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,602                 $(15,631)
 Net realized gain (loss) on
  security transactions                       80                    8,287
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,385                  334,047
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              37,067                  326,703
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                 2,143                  852,298
 Net transfers                                --                  (13,725)
 Surrenders for benefit
  payments and fees                       (1,570)                (176,758)
 Other transactions                           --                       --
 Death benefits                               --                       --
 Net loan activity                            --                      (54)
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          573                  661,761
                                      ----------             ------------
 Net increase (decrease) in
  net assets                              37,640                  988,464
NET ASSETS:
 Beginning of year                       326,973                1,434,383
                                      ----------             ------------
 End of year                            $364,613               $2,422,847
                                      ==========             ============

(27) Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CALVERT SOCIAL
                                  CALVERT LARGE CAP           INVESTMENT                CALVERT
                                     GROWTH FUND               BOND FUND              INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,027)                  $18,909                $17,090
 Net realized gain (loss) on
  security transactions                   (1,162)                      209                     14
 Net realized gain on
  distributions                               --                    14,092                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,410                    19,394                 17,607
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              16,221                    52,604                 34,711
                                     -----------             -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                27,307                   592,502                371,857
 Net transfers                              (777)                    8,639                  1,219
 Surrenders for benefit
  payments and fees                      (18,805)                  (29,681)               (30,710)
 Other transactions                           --                        --                     --
 Death benefits                               --                        --                     --
 Net loan activity                            (7)                      (53)                   (91)
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        7,718                   571,407                342,275
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets                              23,939                   624,011                376,986
NET ASSETS:
 Beginning of year                       137,084                   836,800                514,892
                                     -----------             -------------            -----------
 End of year                            $161,023                $1,460,811               $891,878
                                     ===========             =============            ===========

                                     COLUMBIA            COLUMBIA MARSICO          COLUMBIA
                                    CONTRARIAN             21ST CENTURY            SMALL CAP
                                     CORE FUND                 FUND              VALUE I FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(525)                 $(77)                  $314
 Net realized gain (loss) on
  security transactions                    (106)                    8                   (324)
 Net realized gain on
  distributions                              --                    --                    240
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,960                 1,083                 10,819
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,329                 1,014                 11,049
                                    -----------              --------              ---------
UNIT TRANSACTIONS:
 Purchases                               29,824                 2,979                 48,735
 Net transfers                              (60)                 (162)                (2,568)
 Surrenders for benefit
  payments and fees                      (5,417)                  (84)                (6,840)
 Other transactions                          --                    --                     --
 Death benefits                              --                    --                     --
 Net loan activity                          (31)                   --                    (18)
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,316                 2,733                 39,309
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets                             41,645                 3,747                 50,358
NET ASSETS:
 Beginning of year                       96,959                 4,223                 17,268
                                    -----------              --------              ---------
 End of year                           $138,604                $7,970                $67,626
                                    ===========              ========              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES            MID CAP
                                       VS FUND              VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $115                 $1,304
 Net realized gain (loss) on
  security transactions                    (169)                 3,746
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,868                107,699
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,814                112,749
                                      ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                   --                178,169
 Net transfers                              (22)                20,640
 Surrenders for benefit
  payments and fees                        (356)               (13,479)
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net loan activity                           --                    (34)
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (378)               185,296
                                      ---------             ----------
 Net increase (decrease) in
  net assets                              2,436                298,045
NET ASSETS:
 Beginning of year                       22,872                399,189
                                      ---------             ----------
 End of year                            $25,308               $697,234
                                      =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         COLUMBIA MARSICO            CRM
                                      COLUMBIA                GROWTH               MID CAP
                                     ACORN FUND              VS FUND              VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,774)              $(3,559)                $(234)
 Net realized gain (loss) on
  security transactions                      402                14,674                 6,855
 Net realized gain on
  distributions                           29,068                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            135,541                59,508                26,035
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             163,237                70,623                32,656
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               829,428               120,751                26,953
 Net transfers                            40,713               (37,939)              (15,152)
 Surrenders for benefit
  payments and fees                      (27,300)              (87,633)              (42,613)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (63)                   (5)                   (7)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      842,778                (4,826)              (30,819)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,006,015                65,797                 1,837
NET ASSETS:
 Beginning of year                        14,875               357,723               205,603
                                    ------------            ----------            ----------
 End of year                          $1,020,890              $423,520              $207,440
                                    ============            ==========            ==========

                                     COLUMBIA                                      DAVIS
                                    SMALL CAP               DAVIS                NEW YORK
                                   CORE INV OPT        FINANCIAL FUND          VENTURE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(443)               $(156)                 $21,938
 Net realized gain (loss) on
  security transactions                     18                  822                  354,012
 Net realized gain on
  distributions                             --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,214                4,147                  199,060
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,789                4,813                  575,010
                                    ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                             204,706               13,703                1,561,612
 Net transfers                              (2)               3,344               (1,758,753)
 Surrenders for benefit
  payments and fees                     (1,334)                (230)                (618,554)
 Other transactions                         --                   --                       --
 Death benefits                             --                   --                       --
 Net loan activity                          --                   --                     (336)
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    203,370               16,817                 (816,031)
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets                           245,159               21,630                 (241,021)
NET ASSETS:
 Beginning of year                          --               35,520                5,424,698
                                    ----------            ---------            -------------
 End of year                          $245,159              $57,150               $5,183,677
                                    ==========            =========            =============

(28) Funded as of August 3, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                                             DREYFUS
                                       DAVIS               BOND MARKET
                                  OPPORTUNITY FUND          INDEX FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,179                 $48,003
 Net realized gain (loss) on
  security transactions                     643                   4,446
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,858                  21,322
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,680                  73,771
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               61,539               2,322,544
 Net transfers                           (3,205)               (182,483)
 Surrenders for benefit
  payments and fees                      (9,174)               (106,279)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (11)                   (230)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      49,149               2,033,552
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             77,829               2,107,323
NET ASSETS:
 Beginning of year                      169,160                 497,453
                                     ----------            ------------
 End of year                           $246,989              $2,604,776
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME
                                    GROWTH AND         DREYFUS VIF             DREYFUS
                                      INCOME           APPRECIATION      INTERNATIONAL STOCK
                                    PORTFOLIO           PORTFOLIO            INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (29)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,946               $(1)                  $469
 Net realized gain (loss) on
  security transactions                 (1,862)              (51)                    17
 Net realized gain on
  distributions                             --                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,188                90                  1,316
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,272                38                  1,802
                                    ----------            ------              ---------
UNIT TRANSACTIONS:
 Purchases                             140,054                --                 12,863
 Net transfers                          10,549               422                  9,046
 Surrenders for benefit
  payments and fees                    (61,899)             (265)                (1,461)
 Other transactions                         --                --                     --
 Death benefits                             --                --                     --
 Net loan activity                          --                --                     --
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     88,704               157                 20,448
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets                           133,976               195                 22,250
NET ASSETS:
 Beginning of year                     414,398               265                     --
                                    ----------            ------              ---------
 End of year                          $548,374              $460                $22,250
                                    ==========            ======              =========


                                      DREYFUS                DREYFUS
                                       MIDCAP             SMALLCAP STOCK           DREYFUS
                                     INDEX FUND             INDEX FUND         SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (30)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,085                $1,636                $(63)
 Net realized gain (loss) on
  security transactions                   24,902                22,862                   2
 Net realized gain on
  distributions                           15,225                14,251                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            139,183                84,529               2,199
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             181,395               123,278               2,138
                                    ------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                               447,264               334,487               2,048
 Net transfers                           (22,932)               31,557                  20
 Surrenders for benefit
  payments and fees                      (55,041)              (17,325)                (35)
 Other transactions                           --                    --                  --
 Death benefits                               --                    --                  --
 Net loan activity                           (58)                  (30)                 --
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      369,233               348,689               2,033
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets                             550,628               471,967               4,171
NET ASSETS:
 Beginning of year                       586,414               292,502               5,355
                                    ------------            ----------             -------
 End of year                          $1,137,042              $764,469              $9,526
                                    ============            ==========             =======

(29) Funded as of January 4, 2010.

(30) Formerly Dreyfus Small Cap Value Fund. Change effective February 12, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO       BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8                 $7,806
 Net realized gain (loss) on
  security transactions                   (19)                 1,544
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             150                  7,757
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              139                 17,107
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                                 89                  1,856
 Net transfers                          1,209                (58,054)
 Surrenders for benefit
  payments and fees                       (72)                  (771)
 Other transactions                        --                     --
 Death benefits                            --                     --
 Net loan activity                         --                     --
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,226                (56,969)
                                      -------             ----------
 Net increase (decrease) in
  net assets                            1,365                (39,862)
NET ASSETS:
 Beginning of year                         73                232,735
                                      -------             ----------
 End of year                           $1,438               $192,873
                                      =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE DREYFUS                                      DREYFUS
                                     SOCIALLY                DREYFUS               INTERMEDIATE
                                    RESPONSIBLE              S&P 500                   TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9                  $23,452                 $43,963
 Net realized gain (loss) on
  security transactions                     (3)                  20,133                   8,192
 Net realized gain on
  distributions                             --                   55,681                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,285                  215,951                  56,559
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,291                  315,217                 108,714
                                     ---------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,376                1,161,248                 216,095
 Net transfers                              --                  272,905                 129,310
 Surrenders for benefit
  payments and fees                         --                 (121,695)               (185,384)
 Other transactions                         --                       --                      --
 Death benefits                             --                       --                      --
 Net loan activity                          --                     (115)                    (27)
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,376                1,312,343                 159,994
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets                             5,667                1,627,560                 268,708
NET ASSETS:
 Beginning of year                       5,172                1,020,352               1,273,378
                                     ---------             ------------            ------------
 End of year                           $10,839               $2,647,912              $1,542,086
                                     =========             ============            ============

                                                                                 EATON VANCE
                                    EATON VANCE            EATON VANCE            WORLDWIDE
                                     LARGE-CAP               DIVIDEND               HEALTH
                                     VALUE FUND            BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,080               $19,161               $(1,131)
 Net realized gain (loss) on
  security transactions                      147                   432                 2,697
 Net realized gain on
  distributions                               --                    --                10,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year            541,440                39,649                 2,042
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             574,667                59,242                14,005
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             2,424,104               193,999                74,980
 Net transfers                           361,451                 3,402               (19,615)
 Surrenders for benefit
  payments and fees                     (330,536)              (31,430)               (6,847)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (378)                  (90)                  (32)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,454,641               165,881                48,486
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           3,029,308               225,123                62,491
NET ASSETS:
 Beginning of year                     3,233,084               540,729               107,797
                                    ------------            ----------            ----------
 End of year                          $6,262,392              $765,852              $170,288
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    EATON VANCE
                                    INCOME FUND            EATON VANCE
                                     OF BOSTON            BALANCE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (31)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $56,041                  $113
 Net realized gain (loss) on
  security transactions                    (101)                   17
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            39,345                   782
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             95,285                   912
                                     ----------             ---------
UNIT TRANSACTIONS:                           --
 Purchases                              344,260                19,073
 Net transfers                            2,796                    --
 Surrenders for benefit
  payments and fees                     (59,459)                  (19)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                          (82)                   --
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     287,515                19,054
                                     ----------             ---------
 Net increase (decrease) in
  net assets                            382,800                19,966
NET ASSETS:
 Beginning of year                      599,028                    --
                                     ----------             ---------
 End of year                           $981,828               $19,966
                                     ==========             =========

(31) Funded as of March 9, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               WELLS FARGO
                                                          WELLS FARGO           ADVANTAGE
                                    WELLS FARGO            ADVANTAGE             EMERGING
                                  ADVANTAGE ASSET        INTERNATIONAL           MARKETS
                                  ALLOCATION FUND         EQUITY FUND          EQUITY FUND
                                 SUB-ACCOUNT (32)      SUB-ACCOUNT (33)      SUB-ACCOUNT (34)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(508)                $(68)              $(1,981)
 Net realized gain (loss) on
  security transactions                   4,452               (8,013)                  263
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,571               16,736                67,454
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,515                8,655                65,736
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               39,228               12,398               338,664
 Net transfers                         (108,173)             (55,945)               38,741
 Surrenders for benefit
  payments and fees                     (19,143)                  26                (9,796)
 Other transactions                          --                   --                    --
 Death benefits                              --                   --                    --
 Net loan activity                           --                   --                   (28)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (88,088)             (43,521)              367,581
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                            (75,573)             (34,866)              433,317
NET ASSETS:
 Beginning of year                      169,540               69,344                21,319
                                    -----------            ---------            ----------
 End of year                            $93,967              $34,478              $454,636
                                    ===========            =========            ==========


                                     WELLS FARGO            ALGER CAPITAL
                                 ADVANTAGE UTILITY &         APPRECIATION           ALGER MID CAP
                                  TELECOMMUNICATION         INSTITUTIONAL               GROWTH
                                        FUND                  PORTFOLIO           INSTITUTIONAL FUND
                                  SUB-ACCOUNT (35)           SUB-ACCOUNT           SUB-ACCOUNT (36)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $184                   $(5,882)                $(3,917)
 Net realized gain (loss) on
  security transactions                      13                    18,358                 134,671
 Net realized gain on
  distributions                              --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               365                   376,708                  33,942
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                562                   389,184                 164,696
                                      ---------              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               10,997                 1,930,023                 220,365
 Net transfers                               --                   (29,486)               (511,517)
 Surrenders for benefit
  payments and fees                        (464)                 (242,981)                (71,416)
 Other transactions                          --                        --                      --
 Death benefits                              --                        --                      --
 Net loan activity                           (3)                     (116)                    (90)
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      10,530                 1,657,440                (362,658)
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets                             11,092                 2,046,624                (197,962)
NET ASSETS:
 Beginning of year                        7,657                   658,822               1,096,679
                                      ---------              ------------            ------------
 End of year                            $18,749                $2,705,446                $898,717
                                      =========              ============            ============

(32) Formerly Evergreen Asset Allocation Fund. Change effective July 16, 2010.

(33) Formerly Evergreen International Equity Fund. Change effective July 16,
     2010.

(34) Formerly Evergreen Emerging Markets Growth Fund. Change effective July 16, 2010.

(35) Formerly Evergreen Utility & Telecommunications Fund. Change effective July 16, 2010.

(36) Formerly Alger MidCap Growth Institutional Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                  ALGER SMALL CAP        FIRST AMERICAN
                                       GROWTH               MID CAP
                                 INSTITUTIONAL FUND        INDEX FUND
                                  SUB-ACCOUNT (37)      SUB-ACCOUNT (38)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(774)               $1,369
 Net realized gain (loss) on
  security transactions                   2,974                   761
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,117                72,954
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,317                75,084
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               47,121               358,976
 Net transfers                             (761)              (13,175)
 Surrenders for benefit
  payments and fees                      (5,540)               (6,966)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           (3)                  (80)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      40,817               338,755
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             61,134               413,839
NET ASSETS:
 Beginning of year                       54,773                    --
                                     ----------            ----------
 End of year                           $115,907              $413,839
                                     ==========            ==========

(37) Formerly Alger SmallCap Growth Institutional Fund. Change effective March 1, 2010.

(38) Funded as of August 20, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIRST AMERICAN     FIRST AMERICAN       FIDELITY
                                  EQUITY INDEX      MID CAP GROWTH    ADVISOR EQUITY
                                    INV OPT          OPPS INV OPT       GROWTH FUND
                                SUB-ACCOUNT (39)   SUB-ACCOUNT (40)     SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4               $(1)               $(672)
 Net realized gain (loss) on
  security transactions                  --                --                4,570
 Net realized gain on
  distributions                         125                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (72)               56               11,685
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             57                55               15,583
                                    -------             -----            ---------
UNIT TRANSACTIONS:
 Purchases                            2,046               439               25,232
 Net transfers                           --               148                   --
 Surrenders for benefit
  payments and fees                      (4)               (5)             (17,629)
 Other transactions                      --                --                   --
 Death benefits                          --                --                   --
 Net loan activity                       --                --                   --
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,042               582                7,603
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets                          2,099               637               23,186
NET ASSETS:
 Beginning of year                       --                --               68,325
                                    -------             -----            ---------
 End of year                         $2,099              $637              $91,511
                                    =======             =====            =========

                                                            FIDELITY
                                                            ADVISOR
                                     FIDELITY              LEVERAGED                 FIDELITY
                                  ADVISOR VALUE             COMPANY               ADVISOR DYNAMIC
                                 STRATEGIES FUND           STOCK FUND          CAP APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,674)                $(9,317)                  $(53)
 Net realized gain (loss) on
  security transactions                 49,552                  35,909                     22
 Net realized gain on
  distributions                            227                     279                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          119,330                 261,649                    796
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                           166,435                 288,520                    765
                                   -----------            ------------                -------
UNIT TRANSACTIONS:
 Purchases                             160,328                 495,256                  1,882
 Net transfers                         (78,437)                (48,432)                    --
 Surrenders for benefit
  payments and fees                   (569,718)                (93,648)                  (600)
 Other transactions                         --                      --                     --
 Death benefits                             --                      --                     --
 Net loan activity                          (2)                    (78)                    --
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (487,829)                353,098                  1,282
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets                          (321,394)                641,618                  2,047
NET ASSETS:
 Beginning of year                     773,525               1,037,303                  3,243
                                   -----------            ------------                -------
 End of year                          $452,131              $1,678,921                 $5,290
                                   ===========            ============                =======

(39) Funded as of December 3, 2010.

(40) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FEDERATED           FEDERATED
                                     CAPITAL             EQUITY
                                APPRECIATION FUND   INCOME FUND, INC
                                   SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20)                $399
 Net realized gain (loss) on
  security transactions                   (3)                   1
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            700                2,013
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             677                2,413
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                             6,508                3,481
 Net transfers                            --                   --
 Surrenders for benefit
  payments and fees                     (144)                 (38)
 Other transactions                       --                   --
 Death benefits                           --                   --
 Net loan activity                        (5)                  --
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,359                3,443
                                     -------            ---------
 Net increase (decrease) in
  net assets                           7,036                5,856
NET ASSETS:
 Beginning of year                       903               19,861
                                     -------            ---------
 End of year                          $7,939              $25,717
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FEDERATED           FEDERATED
                                 FUND FOR U.S.          MID CAP           FEDERATED
                                   GOVERNMENT           GROWTH           HIGH INCOME
                                SECURITIES FUND     STRATEGIES FUND       BOND FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $7,364              $(436)            $2,192
 Net realized gain (loss) on
  security transactions                  (398)             3,129                 (1)
 Net realized gain on
  distributions                            --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,008              3,617              1,699
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,974              6,310              3,890
                                   ----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                            103,451              9,588              4,425
 Net transfers                         (9,718)            (3,219)                --
 Surrenders for benefit
  payments and fees                   (10,727)               (83)              (588)
 Other transactions                        --                 --                 --
 Death benefits                            --                 --                 --
 Net loan activity                         --                 --                 --
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    83,006              6,286              3,837
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets                           90,980             12,596              7,727
NET ASSETS:
 Beginning of year                    202,107             32,120             28,570
                                   ----------          ---------          ---------
 End of year                         $293,087            $44,716            $36,297
                                   ==========          =========          =========


                                                          FEDERATED           FEDERATED
                                    FEDERATED            SHORT-TERM            STOCK &
                                   KAUFMAN FUND          INCOME FUND          BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT (41)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,759)             $11,496             $ --
 Net realized gain (loss) on
  security transactions                   8,885                7,064               18
 Net realized gain on
  distributions                              --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           480,999                2,686               --
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets resulting from
  operations                            486,125               21,246               18
                                   ------------          -----------           ------
UNIT TRANSACTIONS:
 Purchases                            1,099,267               85,087              277
 Net transfers                          (55,130)              58,902               --
 Surrenders for benefit
  payments and fees                    (178,472)            (398,788)            (295)
 Other transactions                          --                   --               --
 Death benefits                              --                   --               --
 Net loan activity                         (201)                  (1)              --
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     865,464             (254,800)             (18)
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets                          1,351,589             (233,554)              --
NET ASSETS:
 Beginning of year                    2,163,908              535,691               --
                                   ------------          -----------           ------
 End of year                         $3,515,497             $302,137             $ --
                                   ============          ===========           ======

(41) Initially Funded as of February 9, 2010, no units outstanding as of December 31, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FEDERATED           FEDERATED
                                    TOTAL RETURN          CLOVER
                                     BOND FUND          VALUE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,918             $ --
 Net realized gain (loss) on
  security transactions                      67               --
 Net realized gain on
  distributions                             196               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,584               11
                                     ----------            -----
 Net increase (decrease) in
  net assets resulting from
  operations                             11,765               11
                                     ----------            -----
UNIT TRANSACTIONS:
 Purchases                               82,488               --
 Net transfers                           39,171               --
 Surrenders for benefit
  payments and fees                      (1,962)              (5)
 Other transactions                          --               --
 Death benefits                              --               --
 Net loan activity                           --               --
                                     ----------            -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     119,697               (5)
                                     ----------            -----
 Net increase (decrease) in
  net assets                            131,462                6
NET ASSETS:
 Beginning of year                      185,520              111
                                     ----------            -----
 End of year                           $316,982             $117
                                     ==========            =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH            FIDELITY VIP
                                 INTERNATIONAL       OPPORTUNITIES           OVERSEAS
                                 LEADERS FUND          PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(11)                $(372)                $305
 Net realized gain (loss) on
  security transactions                   1               (17,462)                  --
 Net realized gain on
  distributions                          --                    --                   75
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224               100,375                4,405
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            214                82,541                4,785
                                    -------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              450                15,913                4,762
 Net transfers                           --               (38,022)                  --
 Surrenders for benefit
  payments and fees                      (5)               (4,895)                  --
 Other transactions                      --                    --                   --
 Death benefits                          --                    --                   --
 Net loan activity                       --                    --                   --
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     445               (27,004)               4,762
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets                            659                55,537                9,547
NET ASSETS:
 Beginning of year                      781               393,966               33,408
                                    -------            ----------            ---------
 End of year                         $1,440              $449,503              $42,955
                                    =======            ==========            =========

                                                                               FIDELITY VIP
                                   FIDELITY VIP          FIDELITY VIP            GROWTH &
                                 VALUE STRATEGIES          BALANCED               INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(58)               $6,911                $1,327
 Net realized gain (loss) on
  security transactions                 (6,808)                  329                  (766)
 Net realized gain on
  distributions                             --                 3,073                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,844                75,212                19,122
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,978                85,525                19,683
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 505                10,374                 3,828
 Net transfers                          49,098               207,569                    --
 Surrenders for benefit
  payments and fees                     (4,912)               (7,461)               (8,261)
 Other transactions                         --                 1,188                    --
 Death benefits                             --                (7,019)                   --
 Net loan activity                          --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,691               204,651                (4,433)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            58,669               290,176                15,250
NET ASSETS:
 Beginning of year                      69,013               344,297               133,186
                                    ----------            ----------            ----------
 End of year                          $127,682              $634,473              $148,436
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP
                                   FREEDOM 2020          FREEDOM 2030
                                     PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (42)      SUB-ACCOUNT (43)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $122                   $477
 Net realized gain (loss) on
  security transactions                     2                     (1)
 Net realized gain on
  distributions                            38                    143
 Net unrealized appreciation
  (depreciation) of
  investments during the year             855                  3,155
                                      -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,017                  3,774
                                      -------              ---------
UNIT TRANSACTIONS:
 Purchases                                 --                 15,472
 Net transfers                          7,160                 14,682
 Surrenders for benefit
  payments and fees                        --                 (2,311)
 Other transactions                        --                     --
 Death benefits                            --                     --
 Net loan activity                         --                    (10)
                                      -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,160                 27,833
                                      -------              ---------
 Net increase (decrease) in
  net assets                            8,177                 31,607
NET ASSETS:
 Beginning of year                         --                     --
                                      -------              ---------
 End of year                           $8,177                $31,607
                                      =======              =========

(42) Funded as of February 26, 2010.

(43) Funded as of April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP         FIDELITY VIP             TEMPLETON
                                   FREEDOM 2015         FREEDOM 2025              GLOBAL
                                    PORTFOLIO             PORTFOLIO         OPPORTUNITIES TRUST
                                 SUB-ACCOUNT (44)     SUB-ACCOUNT (45)       SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,110                 $9                     $82
 Net realized gain (loss) on
  security transactions                     40                 --                       7
 Net realized gain on
  distributions                          1,708                  2                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,398                 21                   1,033
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,256                 32                   1,122
                                    ----------              -----                 -------
UNIT TRANSACTIONS:
 Purchases                              36,853                514                   7,857
 Net transfers                         154,569                 --                     (47)
 Surrenders for benefit
  payments and fees                     (1,474)                --                     (12)
 Other transactions                         --                 --                      --
 Death benefits                             --                 --                      --
 Net loan activity                         (11)                --                      --
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    189,937                514                   7,798
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets                           203,193                546                   8,920
NET ASSETS:
 Beginning of year                          --                 --                      --
                                    ----------              -----                 -------
 End of year                          $203,193               $546                  $8,920
                                    ==========              =====                 =======

                                     TEMPLETON               FRANKLIN               FRANKLIN
                                     DEVELOPING                HIGH                STRATEGIC
                                   MARKETS TRUST           INCOME FUND            INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,478               $11,474                 $68,430
 Net realized gain (loss) on
  security transactions                   12,376                   543                   5,531
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            179,734                 8,220                  57,508
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,588                20,237                 131,469
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               269,011               100,285               1,067,325
 Net transfers                             9,379                 4,392                   5,672
 Surrenders for benefit
  payments and fees                     (141,002)              (12,613)               (101,857)
 Other transactions                           --                    --                      --
 Death benefits                               --                    --                      --
 Net loan activity                           (52)                  (17)                    (71)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      137,336                92,047                 971,069
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             337,924               112,284               1,102,538
NET ASSETS:
 Beginning of year                     1,078,050               122,597                 856,132
                                    ------------            ----------            ------------
 End of year                          $1,415,974              $234,881              $1,958,670
                                    ============            ==========            ============

(44) Funded as of March 1, 2010.

(45) Funded as of August 19, 2010.

(46) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      TEMPLETON               FRANKLIN
                                        GLOBAL             U.S. GOVERNMENT
                                      BOND FUND            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $67,652                $23,378
 Net realized gain (loss) on
  security transactions                     2,013                  1,348
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              83,282                 11,897
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              152,947                 36,623
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              1,122,654                261,457
 Net transfers                            178,232               (214,377)
 Surrenders for benefit
  payments and fees                      (173,273)               (35,884)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                            (72)                   (24)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,127,541                 11,172
                                     ------------            -----------
 Net increase (decrease) in
  net assets                            1,280,488                 47,795
NET ASSETS:
 Beginning of year                        810,581                836,317
                                     ------------            -----------
 End of year                           $2,091,069               $884,112
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN
                                     SMALL CAP                 MUTUAL                TEMPLETON
                                     VALUE FUND            DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,119)                $60,816                 $17,447
 Net realized gain (loss) on
  security transactions                    7,064                  55,193                 127,389
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            319,799                 476,562                 (17,004)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             321,744                 592,571                 127,832
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               400,968               2,599,585                 481,195
 Net transfers                            91,815                 (74,209)               (714,800)
 Surrenders for benefit
  payments and fees                     (141,337)               (406,874)               (115,996)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (166)                   (408)                   (118)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      351,280               2,118,094                (349,719)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             673,024               2,710,665                (221,887)
NET ASSETS:
 Beginning of year                       960,549               4,393,955               2,004,969
                                    ------------            ------------            ------------
 End of year                          $1,633,573              $7,104,620              $1,783,082
                                    ============            ============            ============

                                                                                     FRANKLIN
                                      FRANKLIN                FRANKLIN                TOTAL
                                    INCOME FUND             GROWTH FUND            RETURN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $325,590                 $(2,164)               $5,268
 Net realized gain (loss) on
  security transactions                    1,341                  22,720                   817
 Net realized gain on
  distributions                               --                      --                 1,246
 Net unrealized appreciation
  (depreciation) of
  investments during the year            329,056                 123,236                 4,650
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             655,987                 143,792                11,981
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,683,737                 725,005               121,329
 Net transfers                           331,578                 (54,064)               13,307
 Surrenders for benefit
  payments and fees                     (533,896)                (54,670)              (14,545)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                          (258)                   (179)                   (4)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,481,161                 616,092               120,087
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,137,148                 759,884               132,068
NET ASSETS:
 Beginning of year                     4,518,090                 403,882                92,072
                                    ------------            ------------            ----------
 End of year                          $6,655,238              $1,163,766              $224,140
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN
                                     BALANCE SHEET              MUTUAL
                                    INVESTMENT FUND          BEACON FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $28,979               $22,650
 Net realized gain (loss) on
  security transactions                   (264,376)                5,160
 Net realized gain on
  distributions                            224,362                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              713,480                57,906
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               702,445                85,716
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 582,851               287,669
 Net transfers                            (166,678)                 (499)
 Surrenders for benefit
  payments and fees                     (1,873,994)              (29,234)
 Other transactions                             --                    --
 Death benefits                                 --                    --
 Net loan activity                             (81)                 (111)
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,457,902)              257,825
                                     -------------            ----------
 Net increase (decrease) in
  net assets                              (755,457)              343,541
NET ASSETS:
 Beginning of year                       3,691,386               639,984
                                     -------------            ----------
 End of year                            $2,935,929              $983,525
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (47)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $81,562                $(16,742)                $21,971
 Net realized gain (loss) on
  security transactions                   12,714                 208,527                   8,875
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            291,194                 697,868                 142,411
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             385,470                 889,653                 173,257
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               862,889               2,837,236                 798,814
 Net transfers                          (165,938)                172,751                (102,716)
 Surrenders for benefit
  payments and fees                     (527,478)               (194,666)               (202,846)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (449)                    (90)                    (22)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      169,024               2,815,231                 493,230
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             554,494               3,704,884                 666,487
NET ASSETS:
 Beginning of year                     3,540,129               1,453,301               1,464,292
                                    ------------            ------------            ------------
 End of year                          $4,094,623              $5,158,185              $2,130,779
                                    ============            ============            ============

                                      FRANKLIN                FRANKLIN
                                     TEMPLETON               TEMPLETON
                                       GROWTH                 MODERATE           TEMPLETON
                                  ALLOCATION FUND         ALLOCATION FUND      FOREIGN FUND
                                  SUB-ACCOUNT (48)        SUB-ACCOUNT (49)      SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,146                 $45,605            $161,242
 Net realized gain (loss) on
  security transactions                   15,215                  64,043             119,969
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            349,823                 342,504             756,677
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             383,184                 452,152           1,037,888
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               930,487               1,288,427           7,864,909
 Net transfers                            28,200                (103,738)           (107,620)
 Surrenders for benefit
  payments and fees                     (333,131)               (296,652)           (737,018)
 Other transactions                           --                      --                  --
 Death benefits                               --                      --                  --
 Net loan activity                          (144)                   (344)               (305)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      625,412                 887,693           7,019,966
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,008,596               1,339,845           8,057,854
NET ASSETS:
 Beginning of year                     2,323,922               3,509,405           3,541,620
                                    ------------            ------------       -------------
 End of year                          $3,332,518              $4,849,250         $11,599,474
                                    ============            ============       =============

(47) Formerly Franklin Templeton Conservative Target. Change effective May 1, 2010.

(48) Formerly Franklin Templeton Growth Target Fund. Change effective May 1,
     2010.

(49) Formerly Franklin Templeton Moderate Target Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FRANKLIN
                                   SMALL-MID CAP          GE PREMIER
                                       GROWTH               GROWTH
                                  SECURITIES FUND         EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(286)               $(361)
 Net realized gain (loss) on
  security transactions                      (4)                 585
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,446                3,889
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,156                4,113
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   98                4,987
 Net transfers                          159,149               (3,883)
 Surrenders for benefit
  payments and fees                          --                 (343)
 Other transactions                          --                   --
 Death benefits                              --                   --
 Net loan activity                           --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     159,247                  761
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            172,403                4,874
NET ASSETS:
 Beginning of year                       20,645               39,237
                                     ----------            ---------
 End of year                           $193,048              $44,111
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                  GOLDMAN SACHS           CAPITAL            CORE FIXED
                                  BALANCED FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,483                $(128)                $658
 Net realized gain (loss) on
  security transactions                   (71)                   8                   91
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,950                1,175                1,699
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,362                1,055                2,448
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             31,214                1,860               15,989
 Net transfers                             --                   --               (4,827)
 Surrenders for benefit
  payments and fees                    (5,657)                (135)                (399)
 Other transactions                        --                   --                   --
 Death benefits                            --                   --                   --
 Net loan activity                         --                   (1)                  --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    25,557                1,724               10,763
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                           34,919                2,779               13,211
NET ASSETS:
 Beginning of year                     62,795                9,399               35,880
                                    ---------            ---------            ---------
 End of year                          $97,714              $12,178              $49,091
                                    =========            =========            =========

                                 GOLDMAN SACHS         GOLDMAN SACHS           GOLDMAN SACHS
                                STRUCTURED U.S.          GOVERNMENT               GROWTH &
                                  EQUITY FUND           INCOME FUND             INCOME FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                  $21,310                  $4,624
 Net realized gain (loss) on
  security transactions                   1                     (991)                     70
 Net realized gain on
  distributions                          --                   72,911                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            33                  (23,328)                 95,059
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             34                   69,902                  99,753
                                     ------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              221                  820,761                 138,824
 Net transfers                           --                  (51,584)                 (3,350)
 Surrenders for benefit
  payments and fees                    (108)                (133,489)                (32,033)
 Other transactions                      --                       --                      --
 Death benefits                          --                       --                      --
 Net loan activity                       --                      (50)                     --
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     113                  635,638                 103,441
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets                            147                  705,540                 203,194
NET ASSETS:
 Beginning of year                      195                1,442,820                 841,743
                                     ------             ------------            ------------
 End of year                           $342               $2,148,360              $1,044,937
                                     ======             ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          GOLDMAN SACHS
                                    GOLDMAN SACHS         CONCENTRATED
                                        GROWTH            INTERNATIONAL
                                  OPPORTUNITIES FUND       EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,263)                $66
 Net realized gain (loss) on
  security transactions                    7,147                   5
 Net realized gain on
  distributions                            2,002                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24,944                 552
                                      ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,830                 623
                                      ----------             -------
UNIT TRANSACTIONS:
 Purchases                                87,133               4,832
 Net transfers                             4,533                   1
 Surrenders for benefit
  payments and fees                      (31,769)                (64)
 Other transactions                           --                  --
 Death benefits                               --                  --
 Net loan activity                           (44)                 --
                                      ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       59,853               4,769
                                      ----------             -------
 Net increase (decrease) in
  net assets                              92,683               5,392
NET ASSETS:
 Beginning of year                       146,652               1,418
                                      ----------             -------
 End of year                            $239,335              $6,810
                                      ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                      MID CAP                SMALL CAP             STRATEGIC
                                     VALUE FUND              VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,279)                $(7,605)              $(32)
 Net realized gain (loss) on
  security transactions                   39,770                 187,404                 --
 Net realized gain on
  distributions                               --                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            888,489                 188,962                474
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             925,980                 368,761                442
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                               632,975                 606,670              1,593
 Net transfers                            16,100                (631,263)                --
 Surrenders for benefit
  payments and fees                     (428,991)                (97,173)               (16)
 Other transactions                           --                      --                 --
 Death benefits                               --                      --                 --
 Net loan activity                          (620)                   (129)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      219,464                (121,895)             1,577
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                           1,145,444                 246,866              2,019
NET ASSETS:
 Beginning of year                     3,823,591               1,536,312              3,063
                                    ------------            ------------            -------
 End of year                          $4,969,035              $1,783,178             $5,082
                                    ============            ============            =======

                                   GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                        HIGH                LARGE CAP           SMALL/MID CAP
                                     YIELD FUND             VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $110,646                  $262               $(2,702)
 Net realized gain (loss) on
  security transactions                    3,802                   136                   629
 Net realized gain on
  distributions                               --                    --                 8,461
 Net unrealized appreciation
  (depreciation) of
  investments during the year             75,667                22,699                65,054
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,115                23,097                71,442
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               786,552               173,963               234,219
 Net transfers                           713,505                (2,007)                6,111
 Surrenders for benefit
  payments and fees                     (156,928)              (13,569)               (8,412)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (52)                  (15)                  (20)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,343,077               158,372               231,898
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,533,192               181,469               303,340
NET ASSETS:
 Beginning of year                       666,694                67,760               165,719
                                    ------------            ----------            ----------
 End of year                          $2,199,886              $249,229              $469,059
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     JOHN HANCOCK              HARTFORD
                                      SMALL CAP                ADVISERS
                                     EQUITY FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (50)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(752)                $62,460
 Net realized gain (loss) on
  security transactions                   153,066                 (11,117)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             203,506                 808,580
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              355,820                 859,923
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                185,662                 323,729
 Net transfers                             98,994                (307,466)
 Surrenders for benefit
  payments and fees                      (656,768)               (637,749)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                            (80)                    (51)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (372,192)               (621,537)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (16,372)                238,386
NET ASSETS:
 Beginning of year                      1,319,352               7,960,884
                                     ------------            ------------
 End of year                           $1,302,980              $8,199,270
                                     ============            ============

(50) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL            DIVIDEND
                                RETURN BOND        APPRECIATION         AND GROWTH
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,018,459             $28,536            $296,216
 Net realized gain (loss) on
  security transactions              248,346            (666,345)            523,135
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (230,273)          4,546,111           1,481,712
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,036,532           3,908,302           2,301,063
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                        18,623,378           2,838,010          11,041,438
 Net transfers                    (2,087,672)         (1,346,894)          1,314,643
 Surrenders for benefit
  payments and fees               (3,727,829)         (5,651,906)         (2,392,494)
 Other transactions                    5,462                 121                 150
 Death benefits                      (20,183)             (7,130)             (8,268)
 Net loan activity                      (620)               (723)               (343)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,792,536          (4,168,522)          9,955,126
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      13,829,068            (260,220)         12,256,189
NET ASSETS:
 Beginning of year                14,504,700          26,814,183           9,940,730
                               -------------       -------------       -------------
 End of year                     $28,333,768         $26,553,963         $22,196,919
                               =============       =============       =============


                                     HARTFORD                HARTFORD              HARTFORD
                                  GLOBAL RESEARCH         GLOBAL HEALTH          GLOBAL GROWTH
                                     HLS FUND                HLS FUND              HLS FUND
                                 SUB-ACCOUNT (51)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,404                 $(5,347)               $(404)
 Net realized gain (loss) on
  security transactions                   8,104                 (15,601)               1,946
 Net realized gain on
  distributions                              --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,220                  82,819                5,901
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             62,728                  61,871                7,443
                                    -----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               67,262                 158,851               27,691
 Net transfers                           63,447                 (69,056)               1,342
 Surrenders for benefit
  payments and fees                    (100,489)               (142,491)              (1,970)
 Other transactions                          --                      --                   --
 Death benefits                              --                      --                   --
 Net loan activity                          (82)                    (17)                  --
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      30,138                 (52,713)              27,063
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets                             92,866                   9,158               34,506
NET ASSETS:
 Beginning of year                      421,386               1,085,340               31,570
                                    -----------            ------------            ---------
 End of year                           $514,252              $1,094,498              $66,076
                                    ===========            ============            =========

(51) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD
                                   DISCIPLINED           HARTFORD
                                     EQUITY               GROWTH
                                    HLS FUND             HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1               $(2,629)
 Net realized gain (loss) on
  security transactions                   --                12,975
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            433                44,662
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             434                55,008
                                     -------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,288                78,039
 Net transfers                            --                  (835)
 Surrenders for benefit
  payments and fees                       (9)              (99,664)
 Other transactions                       --                    --
 Death benefits                           --                    --
 Net loan activity                        --                   (40)
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,279               (22,500)
                                     -------            ----------
 Net increase (decrease) in
  net assets                           1,713                32,508
NET ASSETS:
 Beginning of year                     2,413               332,960
                                     -------            ----------
 End of year                          $4,126              $365,468
                                     =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                        HARTFORD
                                       GROWTH                 HARTFORD             INTERNATIONAL
                                   OPPORTUNITIES               INDEX               OPPORTUNITIES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (52)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,299)                $88,466                  $7,419
 Net realized gain (loss) on
  security transactions                    9,581                  (5,706)                (95,313)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            378,046               1,031,308                 271,322
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             368,328               1,114,068                 183,428
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               794,807               1,200,213                 113,021
 Net transfers                            42,073                (206,147)               (112,711)
 Surrenders for benefit
  payments and fees                     (183,642)               (893,499)               (101,621)
 Other transactions                           --                     669                      --
 Death benefits                               --                  (6,782)                     --
 Net loan activity                          (187)                   (243)                    (34)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      653,051                  94,211                (101,345)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,021,379               1,208,279                  82,083
NET ASSETS:
 Beginning of year                     1,775,872               7,778,733               1,582,547
                                    ------------            ------------            ------------
 End of year                          $2,797,251              $8,987,012              $1,664,630
                                    ============            ============            ============


                                 HARTFORD                 HARTFORD                 HARTFORD
                                  MIDCAP                MONEY MARKET            SMALL COMPANY
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(18,163)                $(82,278)               $(19,436)
 Net realized gain (loss) on
  security transactions              142,287                       --                  29,992
 Net realized gain on
  distributions                           --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,548,957                       --                 735,805
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,673,081                  (82,278)                746,361
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         8,165,606                4,083,603               1,429,579
 Net transfers                      (152,558)              (1,563,579)                 13,854
 Surrenders for benefit
  payments and fees               (3,372,150)              (2,691,580)               (522,434)
 Other transactions                       --                    1,822                      --
 Death benefits                           --                  (10,519)                     --
 Net loan activity                       (83)                    (564)                    (56)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,640,815                 (180,817)                920,943
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                       7,313,896                 (263,095)              1,667,304
NET ASSETS:
 Beginning of year                 7,430,700               12,111,213               2,398,940
                               -------------            -------------            ------------
 End of year                     $14,744,596              $11,848,118              $4,066,244
                               =============            =============            ============

(52) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD          HARTFORD
                                  SMALLCAP GROWTH         STOCK
                                      HLS FUND          HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,537)            $30,219
 Net realized gain (loss) on
  security transactions                   1,653             (49,171)
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            53,378             841,792
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,494             822,840
                                     ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               48,922             352,719
 Net transfers                           18,168            (207,331)
 Surrenders for benefit
  payments and fees                      (9,387)         (1,108,647)
 Other transactions                          --                  --
 Death benefits                              --                  --
 Net loan activity                          (17)                (26)
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      57,686            (963,285)
                                     ----------       -------------
 Net increase (decrease) in
  net assets                            111,180            (140,445)
NET ASSETS:
 Beginning of year                      118,728           6,373,827
                                     ----------       -------------
 End of year                           $229,908          $6,233,382
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD
                                  U.S. GOVERNMENT             HARTFORD              THE HARTFORD
                                    SECURITIES                 VALUE                 CHECKS AND
                                     HLS FUND                 HLS FUND              BALANCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (53)(54)      SUB-ACCOUNT (55)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $35,799                   $7,779                   $215
 Net realized gain (loss) on
  security transactions                  (1,427)                (165,023)                   138
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (6,863)                 299,186                  3,181
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,509                  141,942                  3,534
                                    -----------             ------------              ---------
UNIT TRANSACTIONS:
 Purchases                               26,906                  178,601                 75,523
 Net transfers                           97,488                 (125,104)                    --
 Surrenders for benefit
  payments and fees                    (208,301)                 (94,280)                (3,535)
 Other transactions                          --                       --                     --
 Death benefits                              --                       --                     --
 Net loan activity                           (3)                     (74)                    --
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,910)                 (40,857)                71,988
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets                            (56,401)                 101,085                 75,522
NET ASSETS:
 Beginning of year                      922,773                1,117,933                     --
                                    -----------             ------------              ---------
 End of year                           $866,372               $1,219,018                $75,522
                                    ===========             ============              =========

                                   THE HARTFORD           THE HARTFORD            THE HARTFORD
                                      TARGET                 TARGET                  TARGET
                                    RETIREMENT             RETIREMENT              RETIREMENT
                                    2010 FUND              2020 FUND               2030 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,169                 $14,981                  $4,350
 Net realized gain (loss) on
  security transactions                  9,543                  72,073                  17,029
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,339                  85,508                 139,287
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            62,051                 172,562                 160,666
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             116,915               1,174,748                 724,437
 Net transfers                          57,138                  (1,971)                 43,346
 Surrenders for benefit
  payments and fees                    (76,531)               (256,987)                (14,305)
 Other transactions                         --                      --                      --
 Death benefits                             --                      --                      --
 Net loan activity                         (51)                    (60)                    (62)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,471                 915,730                 753,416
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           159,522               1,088,292                 914,082
NET ASSETS:
 Beginning of year                     477,504                 739,734                 590,935
                                    ----------            ------------            ------------
 End of year                          $637,026              $1,828,026              $1,505,017
                                    ==========            ============            ============

(53) Hartford Value HLS Fund became a Sub-Account option as of February 18,
     2010.

(54) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(55) Funded as of August 9, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD          THE HARTFORD
                                    DIVIDEND AND          INTERNATIONAL
                                    GROWTH FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (56)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,563                   $3
 Net realized gain (loss) on
  security transactions                     972                   (1)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,939                   58
                                     ----------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,474                   60
                                     ----------              -------
UNIT TRANSACTIONS:
 Purchases                              396,191                4,120
 Net transfers                           84,294                   --
 Surrenders for benefit
  payments and fees                     (16,927)                  --
 Other transactions                          --                   --
 Death benefits                              --                   --
 Net loan activity                           (6)                  --
                                     ----------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     463,552                4,120
                                     ----------              -------
 Net increase (decrease) in
  net assets                            516,026                4,180
NET ASSETS:
 Beginning of year                       40,918                   --
                                     ----------              -------
 End of year                           $556,944               $4,180
                                     ==========              =======

(56) Funded as of September 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     THE HARTFORD        THE HARTFORD
                                 THE HARTFORD           SMALL            TOTAL RETURN
                                  MIDCAP FUND        COMPANY FUND         BOND FUND
                               SUB-ACCOUNT (18)      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(102)            $(1,353)             $3,112
 Net realized gain (loss) on
  security transactions                   --               6,699               2,038
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,234              42,881               1,370
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,132              48,227               6,520
                                   ---------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            35,494             265,540              47,920
 Net transfers                            50              54,591               2,604
 Surrenders for benefit
  payments and fees                      (15)            (25,081)            (20,966)
 Other transactions                       --                  --                  --
 Death benefits                           --                  --                  --
 Net loan activity                        --                 (61)                (20)
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   35,529             294,989              29,538
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets                          39,661             343,216              36,058
NET ASSETS:
 Beginning of year                        --              44,554              84,125
                                   ---------          ----------          ----------
 End of year                         $39,661            $387,770            $120,183
                                   =========          ==========          ==========

                                    HARTFORD            THE HARTFORD            THE HARTFORD
                                     GLOBAL                GROWTH              EQUITY GROWTH
                                  HEALTH FUND        OPPORTUNITIES FUND       ALLOCATION FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(178)                 $(235)                $(3,492)
 Net realized gain (loss) on
  security transactions                1,403                    259                   5,460
 Net realized gain on
  distributions                           --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (79)                 6,455                  67,591
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,146                  6,479                  69,559
                                   ---------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                            21,517                 18,252                 359,912
 Net transfers                         4,371                 15,377                   3,159
 Surrenders for benefit
  payments and fees                   (1,605)                  (989)                (13,118)
 Other transactions                       --                     --                      --
 Death benefits                           --                     --                      --
 Net loan activity                        (5)                   (18)                    (31)
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   24,278                 32,622                 349,922
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets                          25,424                 39,101                 419,481
NET ASSETS:
 Beginning of year                        71                  8,866                 210,238
                                   ---------              ---------              ----------
 End of year                         $25,495                $47,967                $629,719
                                   =========              =========              ==========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                       BALANCED              CONSERVATIVE
                                   ALLOCATION FUND         ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,544                 $32,392
 Net realized gain (loss) on
  security transactions                    24,895                  10,591
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             184,308                 139,119
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              228,747                 182,102
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,977,494               1,713,339
 Net transfers                             16,164                    (912)
 Surrenders for benefit
  payments and fees                      (276,894)               (111,739)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                           (175)                     --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,716,589               1,600,688
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,945,336               1,782,790
NET ASSETS:
 Beginning of year                        858,433                 514,427
                                     ------------            ------------
 End of year                           $2,803,769              $2,297,217
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                      CAPITAL                  GROWTH                 HARTFORD
                                 APPRECIATION FUND        ALLOCATION FUND           MONEY MARKET
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,872)                   $868                 $(9,574)
 Net realized gain (loss) on
  security transactions                      352                   9,491                      --
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            741,574                 132,204                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             699,054                 142,563                  (9,574)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,757,938                 697,790                 742,208
 Net transfers                             7,426                  22,715                 643,275
 Surrenders for benefit
  payments and fees                     (298,085)                (68,212)               (272,081)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (227)                    (30)                   (267)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,467,052                 652,263               1,113,135
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,166,106                 794,826               1,103,561
NET ASSETS:
 Beginning of year                     3,294,410                 566,101                 528,689
                                    ------------            ------------            ------------
 End of year                          $6,460,516              $1,360,927              $1,632,250
                                    ============            ============            ============

                                                                              THE HARTFORD
                                     HARTFORD             HARTFORD               TARGET
                                    INFLATION              EQUITY              RETIREMENT
                                    PLUS FUND            INCOME FUND           2015 FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (57)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,697                 $15                 $2,917
 Net realized gain (loss) on
  security transactions                  2,371                  --                    699
 Net realized gain on
  distributions                         34,605                  --                  4,778
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,715)                 45                 20,171
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,958                  60                 28,565
                                    ----------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                             769,815               3,347                289,106
 Net transfers                          28,993                  --                  9,026
 Surrenders for benefit
  payments and fees                    (50,662)                 --                (12,681)
 Other transactions                         --                  --                     --
 Death benefits                             --                  --                     --
 Net loan activity                         (27)                 --                     --
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    748,119               3,347                285,451
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets                           777,077               3,407                314,016
NET ASSETS:
 Beginning of year                      74,329                  --                 40,537
                                    ----------             -------             ----------
 End of year                          $851,406              $3,407               $354,553
                                    ==========             =======             ==========

(57) Funded as of December 10, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE HARTFORD           THE HARTFORD
                                        TARGET                 TARGET
                                      RETIREMENT             RETIREMENT
                                      2025 FUND              2035 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,685                $1,723
 Net realized gain (loss) on
  security transactions                       505                 3,628
 Net realized gain on
  distributions                            14,768                 7,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year             126,495                44,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              154,453                57,359
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              2,135,512               574,087
 Net transfers                              3,696                  (175)
 Surrenders for benefit
  payments and fees                       (76,291)              (73,524)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                           (107)                 (112)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,062,810               500,276
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,217,263               557,635
NET ASSETS:
 Beginning of year                          6,029                35,155
                                     ------------            ----------
 End of year                           $2,223,292              $592,790
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2040 FUND             2045 FUND             2050 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $934                  $862                  $665
 Net realized gain (loss) on
  security transactions                    (11)                  213                    78
 Net realized gain on
  distributions                          2,431                 5,203                 2,083
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,255                35,884                15,352
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,609                42,162                18,178
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             238,050               370,053               177,252
 Net transfers                          12,424                21,867                 8,837
 Surrenders for benefit
  payments and fees                    (15,226)              (18,513)               (8,979)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                         (79)                  (90)                  (40)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    235,169               373,317               177,070
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           265,778               415,479               195,248
NET ASSETS:
 Beginning of year                      21,948                 1,431                 5,335
                                    ----------            ----------            ----------
 End of year                          $287,726              $416,910              $200,583
                                    ==========            ==========            ==========


                                 HOTCHKIS AND WILEY        INVESCO V.I.            INVESCO
                                     LARGE CAP              TECHNOLOGY            FINANCIAL
                                     VALUE FUND                FUND             SERVICES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (58)      SUB-ACCOUNT (59)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,682)                 $(677)              $(2,504)
 Net realized gain (loss) on
  security transactions                  (3,627)                 1,958                 2,902
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           121,419                 18,966                29,378
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            114,110                 20,247                29,776
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              105,523                    413                56,150
 Net transfers                          (30,581)                57,215               (14,151)
 Surrenders for benefit
  payments and fees                     (60,622)                (5,126)              (85,800)
 Other transactions                          --                     --                    --
 Death benefits                              --                     --                    --
 Net loan activity                          (69)                    --                   (12)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      14,251                 52,502               (43,813)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            128,361                 72,749               (14,037)
NET ASSETS:
 Beginning of year                      584,719                 66,221               387,878
                                     ----------             ----------            ----------
 End of year                           $713,080               $138,970              $373,841
                                     ==========             ==========            ==========

(58) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

(59) Formerly AIM Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO                INVESCO
                                    LEISURE FUND         TECHNOLOGY FUND
                                  SUB-ACCOUNT (60)      SUB-ACCOUNT (61)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,014)               $(3,000)
 Net realized gain (loss) on
  security transactions                  (8,079)                20,483
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            80,421                 79,426
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             70,328                 96,909
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               56,271                 68,999
 Net transfers                           (8,868)               101,870
 Surrenders for benefit
  payments and fees                     (59,689)              (143,480)
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net loan activity                          (35)                   (22)
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,321)                27,367
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             58,007                124,276
NET ASSETS:
 Beginning of year                      359,048                484,922
                                     ----------            -----------
 End of year                           $417,055               $609,198
                                     ==========            ===========

(60) Formerly AIM Invesco Leisure Fund. Change effective April 30, 2010.

(61) Formerly AIM Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     IVY GLOBAL
                                      NATURAL             IVY LARGE CAP         IVY SCIENCE &
                                   RESOURCES FUND          GROWTH FUND         TECHNOLOGY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,868)              $(1,455)              $(1,156)
 Net realized gain (loss) on
  security transactions                       53                   205                 1,374
 Net realized gain on
  distributions                               --                    --                 2,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year            313,834                81,104                14,832
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             302,019                79,854                17,469
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               492,145               458,328               122,706
 Net transfers                            72,232               (26,219)               16,832
 Surrenders for benefit
  payments and fees                     (147,762)              (28,806)               (4,503)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (67)                  (49)                   (5)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      416,548               403,254               135,030
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             718,567               483,108               152,499
NET ASSETS:
 Beginning of year                     1,290,981               237,849                44,176
                                    ------------            ----------            ----------
 End of year                          $2,009,548              $720,957              $196,675
                                    ============            ==========            ==========

                                                                                 JANUS ASPEN
                                    IVY ASSET             JANUS ASPEN             WORLDWIDE
                                  STRATEGY FUND         FORTY PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,297)                $(7,393)                $(281)
 Net realized gain (loss) on
  security transactions                    186                   1,344                (5,418)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,008                 131,567                51,785
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,897                 125,518                46,086
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             724,869                  36,235                12,617
 Net transfers                          (2,859)               (118,166)              (23,083)
 Surrenders for benefit
  payments and fees                     (7,627)               (102,719)              (28,278)
 Other transactions                         --                     141                   118
 Death benefits                             --                  (8,221)               (1,801)
 Net loan activity                         (48)                     --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    714,335                (192,730)              (40,427)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           774,232                 (67,212)                5,659
NET ASSETS:
 Beginning of year                      15,237               2,265,950               362,858
                                    ----------            ------------            ----------
 End of year                          $789,469              $2,198,738              $368,517
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    JANUS ASPEN          JANUS ASPEN
                                    ENTERPRISE             BALANCED
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(258)               $5,410
 Net realized gain (loss) on
  security transactions                   (136)                4,771
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,404                 8,763
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,010                18,944
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                 932                22,187
 Net transfers                          44,264                18,317
 Surrenders for benefit
  payments and fees                         --               (78,794)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     45,196               (38,290)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            57,206               (19,346)
NET ASSETS:
 Beginning of year                      26,930               292,747
                                     ---------            ----------
 End of year                           $84,136              $273,401
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   JANUS ASPEN                                    JANUS
                                     OVERSEAS               JANUS               FLEXIBLE
                                    PORTFOLIO           BALANCED FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $74                $4,515                 $961
 Net realized gain (loss) on
  security transactions                   (546)                  184                   --
 Net realized gain on
  distributions                             --                14,316                   85
 Net unrealized appreciation
  (depreciation) of
  investments during the year           95,088                15,014                  (91)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            94,616                34,029                  955
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              39,722               486,166                4,705
 Net transfers                         182,838                15,767                   --
 Surrenders for benefit
  payments and fees                    (91,039)              (19,624)                  (9)
 Other transactions                         --                    --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          --                   (20)                  --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    131,521               482,289                4,696
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           226,137               516,318                5,651
NET ASSETS:
 Beginning of year                     404,187                   993               12,694
                                    ----------            ----------            ---------
 End of year                          $630,324              $517,311              $18,345
                                    ==========            ==========            =========

                                                                                    JANUS
                                       JANUS                  JANUS                MID CAP
                                     FORTY FUND           WORLDWIDE FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,684)              $(1,294)               $1,011
 Net realized gain (loss) on
  security transactions                   19,173                 9,580                   108
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            273,848                27,216                29,625
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             259,337                35,502                30,744
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,427,498                40,267               297,377
 Net transfers                          (452,013)              (29,758)                9,651
 Surrenders for benefit
  payments and fees                     (901,803)              (37,025)              (10,553)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (365)                  (19)                  (20)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       73,317               (26,535)              296,455
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             332,654                 8,967               327,199
NET ASSETS:
 Beginning of year                     5,289,248               232,526                    49
                                    ------------            ----------            ----------
 End of year                          $5,621,902              $241,493              $327,248
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       JANUS                   JANUS
                                  ENTERPRISE FUND          OVERSEAS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,374)                $(36,056)
 Net realized gain (loss) on
  security transactions                  39,026                   63,225
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            63,577                1,282,127
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             99,229                1,309,296
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              148,729                2,625,168
 Net transfers                            6,743                  594,815
 Surrenders for benefit
  payments and fees                      (8,855)              (1,283,389)
 Other transactions                          --                       --
 Death benefits                              --                       --
 Net loan activity                          (13)                    (378)
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     146,604                1,936,216
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            245,833                3,245,512
NET ASSETS:
 Beginning of year                      310,395                5,516,532
                                     ----------            -------------
 End of year                           $556,228               $8,762,044
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL
                                     JENNISON             PRUDENTIAL              JPMORGAN
                                     MID-CAP            JENNISON 20/20              CORE
                                GROWTH FUND, INC.         FOCUS FUND             BOND FUND
                                 SUB-ACCOUNT (62)      SUB-ACCOUNT (63)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(901)                $(556)                $15,330
 Net realized gain (loss) on
  security transactions                     52                    79                      33
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,985                28,429                  (8,022)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,136                27,952                   7,341
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              91,292               202,579               1,095,524
 Net transfers                           8,941                (6,338)                 31,958
 Surrenders for benefit
  payments and fees                     (2,820)                 (484)                (43,637)
 Other transactions                         --                    --                      --
 Death benefits                             --                    --                      --
 Net loan activity                          (8)                   (3)                    (24)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,405               195,754               1,083,821
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           122,541               223,706               1,091,162
NET ASSETS:
 Beginning of year                      63,579                   381                  13,560
                                    ----------            ----------            ------------
 End of year                          $186,120              $224,087              $1,104,722
                                    ==========            ==========            ============


                                     JPMORGAN              JPMORGAN               JPMORGAN
                                    SMALL CAP              SMALL CAP             SMALL CAP
                                   EQUITY FUND            GROWTH FUND            VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (64)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(692)                 $(747)                 $(58)
 Net realized gain (loss) on
  security transactions                    297                  6,824                   289
 Net realized gain on
  distributions                          5,761                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,807                178,155                32,779
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,173                184,232                33,010
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,809                712,883               250,648
 Net transfers                          27,331                 40,567                 7,697
 Surrenders for benefit
  payments and fees                     (4,773)              (122,612)               (3,802)
 Other transactions                         --                     --                    --
 Death benefits                             --                     --                    --
 Net loan activity                          (5)                   (11)                  (13)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,362                630,827               254,530
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                           105,535                815,059               287,540
NET ASSETS:
 Beginning of year                      87,943                 40,416                    --
                                    ----------            -----------            ----------
 End of year                          $193,478               $855,475              $287,540
                                    ==========            ===========            ==========

(62) Formerly Jennison Mid-Cap Growth Fund, Inc. Change effective February 16, 2010.

(63) Formerly Jennison 20/20 Focus Fund. Change effective February 16, 2010.

(64) Funded as of March 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     JPMORGAN
                                     U.S. REAL            JPMORGAN
                                    ESTATE FUND       U.S. EQUITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (65)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $298                 $(1)
 Net realized gain (loss) on
  security transactions                     88                  --
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,641                  62
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,027                  61
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                              36,535                 965
 Net transfers                           7,419                  --
 Surrenders for benefit
  payments and fees                     (1,453)                 (4)
 Other transactions                         --                  --
 Death benefits                             --                  --
 Net loan activity                         (57)                 --
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     42,444                 961
                                     ---------             -------
 Net increase (decrease) in
  net assets                            46,471               1,022
NET ASSETS:
 Beginning of year                       2,492                  --
                                     ---------             -------
 End of year                           $48,963              $1,022
                                     =========             =======

(65) Funded as of November 29, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JP MORGAN                 KEELEY
                                    PRIME MONEY              SMALL CAP            LOOMIS SAYLES
                                    MARKET FUND              VALUE FUND             BOND FUND
                                  SUB-ACCOUNT (66)          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,366)                $(5,710)               $6,818
 Net realized gain (loss) on
  security transactions                       --                  15,018                     4
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                 298,525                 5,256
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,366)                307,833                12,078
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,855,467                 219,883               322,205
 Net transfers                            (6,908)                (65,529)                8,221
 Surrenders for benefit
  payments and fees                      (73,145)               (127,969)               (1,081)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                            --                     (90)                   --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,775,414                  26,295               329,345
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,772,048                 334,128               341,423
NET ASSETS:
 Beginning of year                            --               1,170,780                    34
                                    ------------            ------------            ----------
 End of year                          $1,772,048              $1,504,908              $341,457
                                    ============            ============            ==========

                                                                                 LORD ABBETT
                                   LKCM AQUINAS           LORD ABBETT            FUNDAMENTAL
                                    VALUE FUND          AFFILIATED FUND          EQUITY FUND
                                 SUB-ACCOUNT (67)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(24)               $(1,141)                $(6,232)
 Net realized gain (loss) on
  security transactions                     --                   (803)                 31,507
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,520                 67,542                 136,382
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,496                 65,598                 161,657
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 850                157,388                 449,566
 Net transfers                          26,917                 50,549                   8,934
 Surrenders for benefit
  payments and fees                         --                (38,945)                (49,880)
 Other transactions                         --                     --                      --
 Death benefits                             --                     --                      --
 Net loan activity                          --                    (53)                    (10)
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,767                168,939                 408,610
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            29,263                234,537                 570,267
NET ASSETS:
 Beginning of year                          --                397,940                 568,025
                                     ---------             ----------            ------------
 End of year                           $29,263               $632,477              $1,138,292
                                     =========             ==========            ============

(66) Funded as of August 3, 2010.

(67) Funded as of November 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                         BOND                   GROWTH
                                    DEBENTURE FUND        OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $58,635                  $(979)
 Net realized gain (loss) on
  security transactions                     6,075                  5,247
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              66,301                 17,294
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              131,011                 21,562
                                     ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                488,881                 58,498
 Net transfers                              5,498                    230
 Surrenders for benefit
  payments and fees                      (115,169)               (29,805)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                            (51)                   (13)
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       379,159                 28,910
                                     ------------             ----------
 Net increase (decrease) in
  net assets                              510,170                 50,472
NET ASSETS:
 Beginning of year                        873,138                 83,013
                                     ------------             ----------
 End of year                           $1,383,308               $133,485
                                     ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT           LORD ABBETT
                                     CLASSIC              CAPITAL                TOTAL
                                   STOCK FUND          STRUCTURE FUND         RETURN FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(612)               $2,304                $7,029
 Net realized gain (loss) on
  security transactions                   (28)                1,637                 2,503
 Net realized gain on
  distributions                            --                    --                13,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,736                16,595                (8,827)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,096                20,536                13,989
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             27,648                71,738               126,068
 Net transfers                         (7,852)               15,050                21,601
 Surrenders for benefit
  payments and fees                    (5,607)               (7,217)              (14,530)
 Other transactions                        --                    --                    --
 Death benefits                            --                    --                    --
 Net loan activity                         --                    --                   (14)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,189                79,571               133,125
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets                           23,285               100,107               147,114
NET ASSETS:
 Beginning of year                     64,812                86,730               183,551
                                    ---------            ----------            ----------
 End of year                          $88,097              $186,837              $330,665
                                    =========            ==========            ==========

                                    LORD ABBETT            LORD ABBETT           LORD ABBETT
                                     SMALL CAP              DEVELOPING          INTERNATIONAL
                                     BLEND FUND         GROWTH FUND, INC.      CORE EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,615)                $(917)                 $923
 Net realized gain (loss) on
  security transactions                  143,841                 8,720                  (243)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            139,371               115,700                11,145
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             267,597               123,503                11,825
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               785,934               293,351                35,446
 Net transfers                          (799,423)               54,194                 7,498
 Surrenders for benefit
  payments and fees                     (223,795)              (54,358)               (1,053)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (183)                  (50)                   (3)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (237,467)              293,137                41,888
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              30,130               416,640                53,713
NET ASSETS:
 Beginning of year                     2,214,111                60,515               144,383
                                    ------------            ----------            ----------
 End of year                          $2,244,241              $477,155              $198,096
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        LEGG MASON
                                   LORD ABBETT           CAPITAL
                                      VALUE             MANAGEMENT
                                OPPORTUNITIES FUND  VALUE TRUST, INC.
                                 SUB-ACCOUNT (68)      SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(435)            $(1,769)
 Net realized gain (loss) on
  security transactions                      1              (5,845)
 Net realized gain on
  distributions                          1,122                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,579              22,381
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,267              14,767
                                    ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             211,247              30,319
 Net transfers                              (2)            (13,344)
 Surrenders for benefit
  payments and fees                        (98)            (17,094)
 Other transactions                         --                  --
 Death benefits                             --                  --
 Net loan activity                          --                 (18)
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    211,147                (137)
                                    ----------          ----------
 Net increase (decrease) in
  net assets                           245,414              14,630
NET ASSETS:
 Beginning of year                          --             229,882
                                    ----------          ----------
 End of year                          $245,414            $244,512
                                    ==========          ==========

(68) Funded as of August 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MARSHALL                             MASSACHUSETTS
                                    MID-CAP          MFS EMERGING       INVESTORS GROWTH
                                   VALUE FUND         GROWTH FUND          STOCK FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT (69)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $188               $477                 $(138)
 Net realized gain (loss) on
  security transactions                   183                (11)              245,689
 Net realized gain on
  distributions                            --              1,137                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,395             (2,159)              109,360
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           36,766               (556)              354,911
                                   ----------          ---------          ------------
UNIT TRANSACTIONS:
 Purchases                             48,834             20,765             1,023,811
 Net transfers                          8,954             39,284               (27,823)
 Surrenders for benefit
  payments and fees                    (7,885)            (2,704)             (895,424)
 Other transactions                        --                 --                    --
 Death benefits                            --                 --                    --
 Net loan activity                        (11)               (31)                  (13)
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    49,892             57,314               100,551
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets                           86,658             56,758               455,462
NET ASSETS:
 Beginning of year                    140,290                 --             2,039,349
                                   ----------          ---------          ------------
 End of year                         $226,948            $56,758            $2,494,811
                                   ==========          =========          ============

                                                    MFS INTERNATIONAL
                                    MFS HIGH               NEW              MFS MID CAP
                                   INCOME FUND        DISCOVERY FUND        GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $52,313                $856              $(4,446)
 Net realized gain (loss) on
  security transactions                 (4,878)             (2,689)              69,670
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           57,639              50,578               62,079
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           105,074              48,745              127,303
                                   -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                             133,711              43,573               54,244
 Net transfers                          69,679              17,373               20,537
 Surrenders for benefit
  payments and fees                   (224,367)            (34,653)            (226,803)
 Other transactions                         --                  --                   --
 Death benefits                             --                  --                   --
 Net loan activity                         (93)                 (5)                 (21)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,070)             26,288             (152,043)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets                            84,004              75,033              (24,740)
NET ASSETS:
 Beginning of year                     655,192             231,903              558,495
                                   -----------          ----------          -----------
 End of year                          $739,196            $306,936             $533,755
                                   ===========          ==========          ===========

(69) Funded as of August 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MFS RESEARCH            MFS TOTAL
                                  INTERNATIONAL FUND        RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,428                 $6,746
 Net realized gain (loss) on
  security transactions                    3,135                  8,724
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             38,024                 27,015
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              43,587                 42,485
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               320,401                268,809
 Net transfers                             4,400                 23,788
 Surrenders for benefit
  payments and fees                      (20,467)               (22,246)
 Other transactions                           --                     --
 Death benefits                               --                     --
 Net loan activity                           (61)                   (41)
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      304,273                270,310
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             347,860                312,795
NET ASSETS:
 Beginning of year                       184,820                347,348
                                      ----------             ----------
 End of year                            $532,680               $660,143
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS                     MFS               MFS RESEARCH
                                   UTILITIES FUND            VALUE FUND             BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $97,802                 $27,021               $1,329
 Net realized gain (loss) on
  security transactions                   20,535                   4,409                1,050
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            362,162                 385,200                  492
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             480,499                 416,630                2,871
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               704,312               1,845,694               21,939
 Net transfers                           (41,332)                (55,119)                 389
 Surrenders for benefit
  payments and fees                     (528,206)               (333,421)              (3,356)
 Other transactions                           --                      --                   --
 Death benefits                               --                      --                   --
 Net loan activity                          (138)                   (210)                  --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      134,636               1,456,944               18,972
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                             615,135               1,873,574               21,843
NET ASSETS:
 Beginning of year                     3,553,314               2,179,211               37,365
                                    ------------            ------------            ---------
 End of year                          $4,168,449              $4,052,785              $59,208
                                    ============            ============            =========

                                 MFS MASSACHUSETTS
                                     INVESTORS              MFS CORE              MFS CORE
                                     TRUST FUND            GROWTH FUND          EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,573                  $(49)                 $843
 Net realized gain (loss) on
  security transactions                      82                     1                (4,584)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,848                 1,203               119,879
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,503                 1,155               116,138
                                     ----------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              328,795                 8,741                48,771
 Net transfers                           (7,722)                 (137)              (63,299)
 Surrenders for benefit
  payments and fees                      (8,097)                  (27)              (21,131)
 Other transactions                          --                    --                    --
 Death benefits                              --                    --                    --
 Net loan activity                          (14)                   --                    --
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     312,962                 8,577               (35,659)
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets                            341,465                 9,732                80,479
NET ASSETS:
 Beginning of year                        1,688                   503               730,433
                                     ----------             ---------            ----------
 End of year                           $343,153               $10,235              $810,912
                                     ==========             =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS GOVERNMENT       MFS INTERNATIONAL
                                   SECURITIES FUND           VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $45,436                $6,731
 Net realized gain (loss) on
  security transactions                       110                   943
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              10,561                37,756
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               56,107                45,430
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,481,861               277,794
 Net transfers                           (111,544)              348,186
 Surrenders for benefit
  payments and fees                      (122,307)              (49,865)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                           (103)                  (28)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,247,907               576,087
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,304,014               621,517
NET ASSETS:
 Beginning of year                      1,177,089                20,214
                                     ------------            ----------
 End of year                           $2,481,103              $641,731
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS                MFS CORE             MFS HIGH
                                  TECHNOLOGY FUND        EQUITY SERIES        INCOME SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(427)                  $20               $2,321
 Net realized gain (loss) on
  security transactions                  8,237                 1,059                  612
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              796                   241                4,061
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,606                 1,320                6,994
                                     ---------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              40,355                    --                5,907
 Net transfers                           7,539                   563               20,693
 Surrenders for benefit
  payments and fees                     (1,565)               (9,758)                 (29)
 Other transactions                         --                    --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          (5)                   --                   --
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     46,324                (9,195)              26,571
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets                            54,930                (7,875)              33,565
NET ASSETS:
 Beginning of year                       5,795                17,810               34,215
                                     ---------             ---------            ---------
 End of year                           $60,725                $9,935              $67,780
                                     =========             =========            =========

                                  MFS INVESTORS                                 BLACKROCK
                                     GROWTH            MFS UTILITIES              GLOBAL
                                  STOCK SERIES             SERIES            ALLOCATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25)               $3,147                 $42,933
 Net realized gain (loss) on
  security transactions                   520                 1,991                   7,637
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             381                13,014                 486,437
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              876                18,152                 537,007
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 4,677               2,394,235
 Net transfers                             --                 5,731                 651,839
 Surrenders for benefit
  payments and fees                    (4,142)              (12,940)               (316,012)
 Other transactions                        --                    --                      --
 Death benefits                            --                    --                      --
 Net loan activity                         --                    --                    (263)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,142)               (2,532)              2,729,799
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (3,266)               15,620               3,266,806
NET ASSETS:
 Beginning of year                     12,323               140,951               3,599,842
                                    ---------            ----------            ------------
 End of year                           $9,057              $156,571              $6,866,648
                                    =========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK
                                  GLOBAL FINANCIAL         LARGE CAP
                                   SERVICES FUND           CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $316                  $187
 Net realized gain (loss) on
  security transactions                   2,727                 4,972
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,522                27,115
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,565                32,274
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,071                51,540
 Net transfers                           (6,121)              (17,966)
 Surrenders for benefit
  payments and fees                     (16,795)              (29,511)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                          (23)                   --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,132                 4,063
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             23,697                36,337
NET ASSETS:
 Beginning of year                       95,864               273,772
                                     ----------            ----------
 End of year                           $119,561              $310,109
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        VALUE                SMALL CAP            MID CAP VALUE
                                 OPPORTUNITIES FUND         GROWTH FUND         OPPORTUNITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(256)                $(2,668)               $(4,756)
 Net realized gain (loss) on
  security transactions                     785                  (3,618)                 8,090
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,650                  83,159                132,944
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,179                  76,873                136,278
                                      ---------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                4,260                 119,699                359,667
 Net transfers                               --                  91,024                 55,167
 Surrenders for benefit
  payments and fees                      (4,400)                (58,848)               (48,186)
 Other transactions                          --                      --                     --
 Death benefits                              --                      --                     --
 Net loan activity                           --                     (62)                  (141)
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (140)                151,813                366,507
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets                              5,039                 228,686                502,785
NET ASSETS:
 Beginning of year                       19,840                 259,757                323,566
                                      ---------              ----------             ----------
 End of year                            $24,879                $488,443               $826,351
                                      =========              ==========             ==========

                                     BLACKROCK
                                   INTERNATIONAL              MUNDER             NEUBERGER BERMAN
                                   OPPORTUNITIES           MIDCAP CORE               SOCIALLY
                                     PORTFOLIO             GROWTH FUND           RESPONSIVE FUND
                                 SUB-ACCOUNT (18)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196                  $(3,617)                  $189
 Net realized gain (loss) on
  security transactions                      1                    3,150                  1,610
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,467                  310,193                 45,140
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,664                  309,726                 46,939
                                     ---------             ------------             ----------
UNIT TRANSACTIONS:
 Purchases                              31,437                  661,156                 83,361
 Net transfers                           2,734                  453,403                 81,040
 Surrenders for benefit
  payments and fees                         (8)                 (49,449)                (1,971)
 Other transactions                         --                       --                     --
 Death benefits                             --                       --                     --
 Net loan activity                          --                     (115)                    (1)
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     34,163                1,064,995                162,429
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets                            35,827                1,374,721                209,368
NET ASSETS:
 Beginning of year                          --                  502,213                 97,774
                                     ---------             ------------             ----------
 End of year                           $35,827               $1,876,934               $307,142
                                     =========             ============             ==========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        OAKMARK               THE OAKMARK
                                     INTERNATIONAL             EQUITY AND
                                    SMALL CAP FUND            INCOME FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (29)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(291)                $48,490
 Net realized gain (loss) on
  security transactions                     78,123                     (23)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              277,537                 293,161
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               355,369                 341,628
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 254,693               2,336,576
 Net transfers                              16,370               3,667,006
 Surrenders for benefit
  payments and fees                     (1,315,519)               (171,635)
 Other transactions                             --                      --
 Death benefits                                 --                      --
 Net loan activity                              (9)                   (132)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,044,465)              5,831,815
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (689,096)              6,173,443
NET ASSETS:
 Beginning of year                       1,943,358                      --
                                     -------------            ------------
 End of year                            $1,254,262              $6,173,443
                                     =============            ============

(29) Funded as of January 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER           INTERNATIONAL
                                 APPRECIATION FUND          GLOBAL FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,461)                $18,875                 $(885)
 Net realized gain (loss) on
  security transactions                   (3,877)                 28,269                 3,839
 Net realized gain on
  distributions                               --                  35,653                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            135,002                 581,755                29,173
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             120,664                 664,552                32,127
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               178,570               2,196,258                75,812
 Net transfers                          (132,679)                (51,623)                4,192
 Surrenders for benefit
  payments and fees                     (197,856)               (618,785)              (21,705)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                           (25)                   (152)                  (85)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (151,990)              1,525,698                58,214
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             (31,326)              2,190,250                90,341
NET ASSETS:
 Beginning of year                     1,615,873               2,926,865               188,462
                                    ------------            ------------            ----------
 End of year                          $1,584,547              $5,117,115              $278,803
                                    ============            ============            ==========

                                                         OPPENHEIMER            OPPENHEIMER
                                   OPPENHEIMER         GLOBAL STRATEGIC         MAIN STREET
                                 MAIN STREET FUND        INCOME FUND           SMALL CAP FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (70)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(346)               $7,703                 $(8,634)
 Net realized gain (loss) on
  security transactions                   (183)                   43                  10,492
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,833                11,394                 229,183
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,304                19,140                 231,041
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              42,683                80,638                 296,321
 Net transfers                            (511)                9,590                 131,136
 Surrenders for benefit
  payments and fees                     (5,659)                 (783)               (142,771)
 Other transactions                         --                    --                      --
 Death benefits                             --                    --                      --
 Net loan activity                          --                    (3)                    (60)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,513                89,442                 284,626
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            48,817               108,582                 515,667
NET ASSETS:
 Beginning of year                      59,563                72,230                 873,351
                                    ----------            ----------            ------------
 End of year                          $108,380              $180,812              $1,389,018
                                    ==========            ==========            ============

(70) Formerly Oppenheimer Strategic Income Fund. Change effective June 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                      DEVELOPING            OPPENHEIMER
                                     MARKETS FUND           EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,818)               $(100)
 Net realized gain (loss) on
  security transactions                    23,113                1,317
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             575,700                7,965
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              593,995                9,182
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              1,102,576                7,303
 Net transfers                            324,328                5,574
 Surrenders for benefit
  payments and fees                      (174,663)                 (43)
 Other transactions                            --                   --
 Death benefits                                --                   --
 Net loan activity                            (46)                  --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,252,195               12,834
                                     ------------            ---------
 Net increase (decrease) in
  net assets                            1,846,190               22,016
NET ASSETS:
 Beginning of year                      1,653,903               66,507
                                     ------------            ---------
 End of year                           $3,500,093              $88,523
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  OPPENHEIMER          OPPENHEIMER             OPPENHEIMER
                                    CAPITAL           INTERNATIONAL         SMALL- & MID- CAP
                                  INCOME FUND           BOND FUND               VALUE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5                 $115,781                 $(5,941)
 Net realized gain (loss) on
  security transactions                 --                   (8,213)                  1,165
 Net realized gain on
  distributions                         --                   45,201                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10                  106,220                 161,009
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15                  258,989                 156,233
                                     -----             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              94                1,909,060                 271,841
 Net transfers                          --                   33,761                   6,230
 Surrenders for benefit
  payments and fees                     (1)                (335,352)                (40,603)
 Other transactions                     --                       --                      --
 Death benefits                         --                       --                      --
 Net loan activity                      --                     (159)                    (86)
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     93                1,607,310                 237,382
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets                           108                1,866,299                 393,615
NET ASSETS:
 Beginning of year                      99                2,948,029                 620,376
                                     -----             ------------            ------------
 End of year                          $207               $4,814,328              $1,013,991
                                     =====             ============            ============

                                   OPPENHEIMER            OPPENHEIMER            OPPENHEIMER
                                   MAIN STREET           GOLD & SPECIAL              REAL
                                 OPPORTUNITY FUND         METALS FUND            ESTATE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,714)               $152,296                  $337
 Net realized gain (loss) on
  security transactions                  3,526                   1,667                 1,167
 Net realized gain on
  distributions                             --                  36,235                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,099                 399,736                30,937
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            71,911                 589,934                32,441
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             123,738                 473,127               155,389
 Net transfers                          11,675                 382,940                36,242
 Surrenders for benefit
  payments and fees                    (60,350)               (115,384)              (12,269)
 Other transactions                         --                      --                    --
 Death benefits                             --                      --                    --
 Net loan activity                        (110)                   (177)                  (11)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     74,953                 740,506               179,351
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           146,864               1,330,440               211,792
NET ASSETS:
 Beginning of year                     401,404                 757,416                64,856
                                    ----------            ------------            ----------
 End of year                          $548,268              $2,087,856              $276,648
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM                 PUTNAM
                                      GLOBAL                  HIGH
                                    EQUITY FUND            YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $321                $132,020
 Net realized gain (loss) on
  security transactions                   (375)                 96,329
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,053                 (11,804)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,999                 216,545
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  89                   7,962
 Net transfers                              --                (254,504)
 Surrenders for benefit
  payments and fees                     (1,921)                (63,845)
 Other transactions                         --                      --
 Death benefits                             --                      --
 Net loan activity                          --                      --
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,832)               (310,387)
                                     ---------            ------------
 Net increase (decrease) in
  net assets                               167                 (93,842)
NET ASSETS:
 Beginning of year                      24,242               1,936,798
                                     ---------            ------------
 End of year                           $24,409              $1,842,956
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT               PUTNAM VT                 PUTNAM
                                  INTERNATIONAL             MULTI-CAP               SMALL CAP
                                   GROWTH FUND             GROWTH FUND              VALUE FUND
                                 SUB-ACCOUNT (71)      SUB-ACCOUNT (72)(73)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,762                 $(2,548)                $(1,525)
 Net realized gain (loss) on
  security transactions                 (1,165)                (29,777)                    249
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,788                 131,981                  77,032
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,385                  99,656                  75,756
                                    ----------              ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              10,556                   7,122                   4,471
 Net transfers                           5,402                 (18,610)                129,736
 Surrenders for benefit
  payments and fees                    (15,884)                (12,286)                (16,536)
 Other transactions                         --                      --                   1,406
 Death benefits                           (551)                   (412)                (12,843)
 Net loan activity                          --                      --                      --
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (477)                (24,186)                106,234
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets                            23,908                  75,470                 181,990
NET ASSETS:
 Beginning of year                     224,559                 348,443                 277,138
                                    ----------              ----------              ----------
 End of year                          $248,467                $423,913                $459,128
                                    ==========              ==========              ==========

                                                           PIONEER              PIONEER OAK
                                     PIONEER               EMERGING           RIDGE SMALL CAP
                                CULLENVALUE FUND         MARKETS FUND           GROWTH FUND
                                SUB-ACCOUNT (74)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2                   $(8,784)               $(245)
 Net realized gain (loss) on
  security transactions                  --                       (61)                 210
 Net realized gain on
  distributions                          --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7                   202,519                8,422
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              9                   193,674                8,387
                                      -----              ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              229                   649,396               30,967
 Net transfers                           --                   120,576               (1,997)
 Surrenders for benefit
  payments and fees                     (23)                  (30,427)                (121)
 Other transactions                      --                        --                   --
 Death benefits                          --                        --                   --
 Net loan activity                       --                       (56)                  --
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     206                   739,489               28,849
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets                            215                   933,163               37,236
NET ASSETS:
 Beginning of year                       --                   564,043                3,147
                                      -----              ------------            ---------
 End of year                           $215                $1,497,206              $40,383
                                      =====              ============            =========

(71) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(72) Putnam VT Multi-Cap Growth Fund became a Sub-Account option as of September 24, 2010.

(73) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(74) Funded as of September 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    ALLIANZ NFJ            ALLIANZ NFJ
                                     SMALL CAP               DIVIDEND
                                     VALUE FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,629                 $23,554
 Net realized gain (loss) on
  security transactions                  15,392                    (824)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           139,922                 125,548
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            162,943                 148,278
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              320,166                 938,157
 Net transfers                          (47,477)                  2,274
 Surrenders for benefit
  payments and fees                     (73,189)                (43,598)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (31)                   (167)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     199,469                 896,666
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            362,412               1,044,944
NET ASSETS:
 Beginning of year                      634,618                 412,530
                                     ----------            ------------
 End of year                           $997,030              $1,457,474
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            PIMCO
                                                                           EMERGING
                               MANAGERS CADENCE       PIMCO                MARKETS
                                 MID-CAP FUND     TOTAL RETURN            BOND FUND
                               SUB-ACCOUNT (75)    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(392)          $224,325               $36,111
 Net realized gain (loss) on
  security transactions                  283              9,871                 5,879
 Net realized gain on
  distributions                           --            702,789                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          9,232           (249,979)               60,194
                                   ---------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           9,123            687,006               102,184
                                   ---------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             9,396          8,070,916               296,236
 Net transfers                            --          1,133,967               105,883
 Surrenders for benefit
  payments and fees                   (4,518)        (1,033,978)             (112,222)
 Other transactions                       --                 --                    --
 Death benefits                           --                 --                    --
 Net loan activity                        --             (1,324)                  (53)
                                   ---------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,878          8,169,581               289,844
                                   ---------      -------------          ------------
 Net increase (decrease) in
  net assets                          14,001          8,856,587               392,028
NET ASSETS:
 Beginning of year                    31,692          6,682,235               772,620
                                   ---------      -------------          ------------
 End of year                         $45,693        $15,538,822            $1,164,648
                                   =========      =============          ============


                                       PIMCO                                       PIONEER
                                       REAL                 PIONEER                  HIGH
                                    RETURN FUND               FUND                YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $174,395                  $102                 $75,728
 Net realized gain (loss) on
  security transactions                  89,798                   130                 144,079
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           266,571                17,741                  47,627
                                   ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            530,764                17,973                 267,434
                                   ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                            3,946,426               178,017                 819,251
 Net transfers                          256,168                (1,003)               (789,855)
 Surrenders for benefit
  payments and fees                    (562,327)               (1,093)               (172,905)
 Other transactions                          --                    --                      --
 Death benefits                              --                    --                      --
 Net loan activity                         (442)                   (9)                   (179)
                                   ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   3,639,825               175,912                (143,688)
                                   ------------            ----------            ------------
 Net increase (decrease) in
  net assets                          4,170,589               193,885                 123,746
NET ASSETS:
 Beginning of year                    5,606,601                 8,983               1,639,303
                                   ------------            ----------            ------------
 End of year                         $9,777,190              $202,868              $1,763,049
                                   ============            ==========            ============

(75) Formerly Allianz CCM Mid Cap Fund. Change effective September 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PIONEER                 PIONEER
                                      STRATEGIC                MID CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $63,611                 $(2,714)
 Net realized gain (loss) on
  security transactions                     7,199                 172,472
 Net realized gain on
  distributions                             5,315                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              63,821                  11,841
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              139,946                 181,599
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                874,058                 442,535
 Net transfers                            (10,449)               (819,925)
 Surrenders for benefit
  payments and fees                      (172,737)                (52,300)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                            (92)                   (129)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       690,780                (429,819)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              830,726                (248,220)
NET ASSETS:
 Beginning of year                      1,024,626               1,225,342
                                     ------------            ------------
 End of year                           $1,855,352                $977,122
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER                 PIMCO                PUTNAM
                                       GROWTH                 TOTAL                EQUITY
                                 OPPORTUNITIES FUND        RETURN FUND           INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (29)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,768)               $14,661                 $407
 Net realized gain (loss) on
  security transactions                   2,234                     77                9,184
 Net realized gain on
  distributions                              --                 44,016                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            44,662                (34,479)              (2,448)
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             45,128                 24,275                7,143
                                     ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               45,665                657,106               23,726
 Net transfers                            5,284                291,802                  (54)
 Surrenders for benefit
  payments and fees                     (16,014)               (26,598)                (118)
 Other transactions                          --                     --                   --
 Death benefits                              --                     --                   --
 Net loan activity                          (20)                   (23)                  --
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      34,915                922,287               23,554
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets                             80,043                946,562               30,697
NET ASSETS:
 Beginning of year                      212,019                     --               41,272
                                     ----------             ----------            ---------
 End of year                           $292,062               $946,562              $71,969
                                     ==========             ==========            =========

                                      PUTNAM            PUTNAM
                                    HIGH YIELD       INTERNATIONAL            PUTNAM
                                  ADVANTAGE FUND      EQUITY FUND         INVESTORS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $11,260             $11,240                $11
 Net realized gain (loss) on
  security transactions                     84            (475,917)                --
 Net realized gain on
  distributions                             --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,199             594,512                241
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,543             129,835                252
                                    ----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                             167,554             288,358              1,402
 Net transfers                           4,627            (231,712)                --
 Surrenders for benefit
  payments and fees                     (5,945)         (1,158,742)                --
 Other transactions                         --                  --                 --
 Death benefits                             --                  --                 --
 Net loan activity                         (34)                (12)                --
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    166,202          (1,102,108)             1,402
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets                           187,745            (972,273)             1,654
NET ASSETS:
 Beginning of year                      78,926           1,804,300                472
                                    ----------       -------------            -------
 End of year                          $266,671            $832,027             $2,126
                                    ==========       =============            =======

(29) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM               INTERNATIONAL
                                       MULTI-CAP                CAPITAL
                                      GROWTH FUND          OPPORTUNITIES FUND
                                 SUB-ACCOUNT (76)(77)         SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(37)                   $1,285
 Net realized gain (loss) on
  security transactions                     524                       370
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               420                    40,616
                                        -------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                907                    42,271
                                        -------                ----------
UNIT TRANSACTIONS:
 Purchases                                  988                   161,995
 Net transfers                               --                    (9,414)
 Surrenders for benefit
  payments and fees                          (9)                   (3,892)
 Other transactions                          --                        --
 Death benefits                              --                        --
 Net loan activity                           --                       (22)
                                        -------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         979                   148,667
                                        -------                ----------
 Net increase (decrease) in
  net assets                              1,886                   190,938
NET ASSETS:
 Beginning of year                        2,528                    99,472
                                        -------                ----------
 End of year                             $4,414                  $290,410
                                        =======                ==========

(76) Putnam Multi-Cap Growth Fund became a Sub-Account option as of January 29, 2010.

(77) Effective September 24, 2010 Putnam Vista Fund merged with Putnam Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                ROYCE                ROYCE
                                    SMALL CAP               TOTAL                VALUE
                                   GROWTH FUND           RETURN FUND           PLUS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(660)                $(10)              $(1,822)
 Net realized gain (loss) on
  security transactions                   (363)                  (2)               (3,559)
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,530                5,014               121,251
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,507                5,002               115,870
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              22,956               64,934               107,747
 Net transfers                          10,715               13,620                (9,936)
 Surrenders for benefit
  payments and fees                       (733)                (169)              (47,278)
 Other transactions                         --                   --                    --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   --                   (49)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     32,938               78,385                50,484
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            52,445               83,387               166,354
NET ASSETS:
 Beginning of year                      58,305                9,254               565,160
                                    ----------            ---------            ----------
 End of year                          $110,750              $92,641              $731,514
                                    ==========            =========            ==========

                                                                                 COLUMBIA
                                                                                DIVERSIFIED
                                      ROYCE                                       EQUITY
                                    VALUE FUND          RS VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (78)      SUB-ACCOUNT (79)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $340                  $ --                   $25
 Net realized gain (loss) on
  security transactions                  3,686                     5                 9,516
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,639                96,521                 1,914
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            87,665                96,526                11,455
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             318,641               262,073                38,773
 Net transfers                          22,207               530,294                (8,579)
 Surrenders for benefit
  payments and fees                     (3,483)              (28,705)               (8,633)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                          (6)                   (3)                   (1)
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    337,359               763,659                21,560
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                           425,024               860,185                33,015
NET ASSETS:
 Beginning of year                      16,151                    --                55,262
                                    ----------            ----------             ---------
 End of year                          $441,175              $860,185               $88,277
                                    ==========            ==========             =========

(78) Funded as of January 5, 2010.

(79) Formerly RiverSource Diversified Equity Income Fund. Change effective September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           COLUMBIA
                                      COLUMBIA           MULTI-ADVISOR
                                   MID CAP VALUE           SMALL CAP
                                  OPPORTUNITY FUND        VALUE FUND
                                  SUB-ACCOUNT (80)     SUB-ACCOUNT (81)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(356)               $(53)
 Net realized gain (loss) on
  security transactions                     541                  16
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,192               1,533
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,377               1,496
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                               72,297               2,775
 Net transfers                            7,920                  39
 Surrenders for benefit
  payments and fees                     (10,359)               (424)
 Other transactions                          --                  --
 Death benefits                              --                  --
 Net loan activity                           (9)                 --
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      69,849               2,390
                                     ----------             -------
 Net increase (decrease) in
  net assets                            112,226               3,886
NET ASSETS:
 Beginning of year                      151,903               4,197
                                     ----------             -------
 End of year                           $264,129              $8,083
                                     ==========             =======

(80) Formerly RiverSource Mid Cap Value Fund. Change effective September 7,
     2010.

(81) Formerly RiverSource Partners Small Cap Value Fund. Change effective September 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH            RIDGEWORTH
                                    SMALL CAP              MID-CAP             DWS RREEF
                                      VALUE                 VALUE             REAL ESTATE
                                   EQUITY FUND           EQUITY FUND        SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $106                 $(227)               $47
 Net realized gain (loss) on
  security transactions                    147                    57                 --
 Net realized gain on
  distributions                             --                12,722                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,895                24,340              1,240
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,148                36,892              1,287
                                    ----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                             122,339               138,903              3,029
 Net transfers                            (506)               42,163                 --
 Surrenders for benefit
  payments and fees                     (3,479)               (3,182)                --
 Other transactions                         --                    --                 --
 Death benefits                             --                    --                 --
 Net loan activity                          --                   (34)                --
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    118,354               177,850              3,029
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets                           131,502               214,742              4,316
NET ASSETS:
 Beginning of year                       3,180                 6,776              3,250
                                    ----------            ----------            -------
 End of year                          $134,682              $221,518             $7,566
                                    ==========            ==========            =======

                                       DWS                   DWS
                                      DREMAN              EMERGING                SSGA
                                   HIGH RETURN          MARKETS FIXED           S&P 500
                                   EQUITY FUND           INCOME FUND           INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $963                 $714                $9,049
 Net realized gain (loss) on
  security transactions                  8,350                   --                   681
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           34,511                  921                99,498
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            43,824                1,635               109,228
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              64,684               17,199               126,798
 Net transfers                              (6)                 268                (5,128)
 Surrenders for benefit
  payments and fees                    (10,759)                 (29)              (21,791)
 Other transactions                         --                   --                    --
 Death benefits                             --                   --                    --
 Net loan activity                         (26)                  --                   (13)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     53,893               17,438                99,866
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            97,717               19,073               209,094
NET ASSETS:
 Beginning of year                     340,461                5,376               690,838
                                    ----------            ---------            ----------
 End of year                          $438,178              $24,449              $899,932
                                    ==========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        DWS
                                     GROWTH &                DWS
                                    INCOME VIP              GLOBAL
                                     PORTFOLIO          THEMATIC FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $290                 $(439)
 Net realized gain (loss) on
  security transactions                   (184)                  748
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,210                23,346
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,316                23,655
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,947                34,235
 Net transfers                            (782)              (12,307)
 Surrenders for benefit
  payments and fees                     (3,990)              (16,166)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                   (13)
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,825)                5,749
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             1,491                29,404
NET ASSETS:
 Beginning of year                      34,845               180,923
                                     ---------            ----------
 End of year                           $36,336              $210,327
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        LEGG MASON
                                    LEGG MASON           PARTNERS           LEGG MASON
                                   CLEARBRIDGE          CLEARBRIDGE         CLEARBRIDGE
                                    AGGRESSIVE          FUNDAMENTAL           MID CAP
                                   GROWTH FUND          VALUE FUND           CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(518)                $7                $(365)
 Net realized gain (loss) on
  security transactions                  1,190                 --                   66
 Net realized gain on
  distributions                             --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,144                231               10,829
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,816                238               10,530
                                    ----------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                              15,544              1,170               27,873
 Net transfers                          (9,182)                --                  312
 Surrenders for benefit
  payments and fees                    (17,464)                (5)              (2,743)
 Other transactions                         --                 --                   --
 Death benefits                             --                 --                   --
 Net loan activity                         (26)                --                   (8)
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,128)             1,165               25,434
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets                             9,688              1,403               35,964
NET ASSETS:
 Beginning of year                      98,740                714               26,808
                                    ----------            -------            ---------
 End of year                          $108,428             $2,117              $62,772
                                    ==========            =======            =========


                                     LEGG MASON
                                    CLEARBRIDGE             BLACKROCK              THORNBURG
                                     SMALL CAP            SMALL/MID-CAP          INTERNATIONAL
                                    GROWTH FUND            GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (104)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,367)               $(2,182)                $(6,229)
 Net realized gain (loss) on
  security transactions                  17,966                    835                  20,885
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,906                 34,165                 449,477
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             33,505                 32,818                 464,133
                                     ----------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               57,196                 58,659               1,865,496
 Net transfers                             (212)                  (289)                 (8,286)
 Surrenders for benefit
  payments and fees                     (10,936)               (20,443)               (337,189)
 Other transactions                          --                     --                      --
 Death benefits                              --                     --                      --
 Net loan activity                           (2)                   (19)                   (199)
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      46,046                 37,908               1,519,822
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets                             79,551                 70,726               1,983,955
NET ASSETS:
 Beginning of year                      103,183                159,433               2,265,560
                                     ----------             ----------            ------------
 End of year                           $182,734               $230,159              $4,249,515
                                     ==========             ==========            ============

(104) Effective January 1, 2010 Legg Mason ClearBridge Small Cap Growth I Fund Sub-Account merged with Legg Mason ClearBridge Small Cap Growth Fund Sub-Account.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              THORNBURG
                                      THORNBURG                 CORE
                                      VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,255)               $(6,945)
 Net realized gain (loss) on
  security transactions                    10,564                 23,212
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,322                 65,113
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              106,631                 81,380
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                496,750                235,526
 Net transfers                             63,184                (22,140)
 Surrenders for benefit
  payments and fees                      (146,108)              (153,467)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                           (233)                   (94)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       413,593                 59,825
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              520,224                141,205
NET ASSETS:
 Beginning of year                        551,456                802,669
                                     ------------            -----------
 End of year                           $1,071,680               $943,874
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  TIMOTHY PLAN          T. ROWE PRICE
                                  LARGE/MID CAP             GROWTH             T. ROWE PRICE
                                   VALUE FUND             STOCK FUND           EQUITY-INCOME
                                SUB-ACCOUNT (82)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5                  $(5,200)               $2,320
 Net realized gain (loss) on
  security transactions                   --                   13,849                 5,645
 Net realized gain on
  distributions                           --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            515                  108,011                51,317
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             520                  116,660                59,282
                                     -------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               140                  829,769               252,621
 Net transfers                         2,530                   81,313               (27,896)
 Surrenders for benefit
  payments and fees                       (1)                 (25,698)              (19,933)
 Other transactions                       --                       --                    --
 Death benefits                           --                       --                    --
 Net loan activity                        --                     (117)                   (5)
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,669                  885,267               204,787
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets                           3,189                1,001,927               264,069
NET ASSETS:
 Beginning of year                        --                  173,078               281,750
                                     -------             ------------            ----------
 End of year                          $3,189               $1,175,005              $545,819
                                     =======             ============            ==========

                                   T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2010 FUND               2020 FUND               2030 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,041                 $25,678                  $7,411
 Net realized gain (loss) on
  security transactions                    5,672                  11,638                  42,845
 Net realized gain on
  distributions                            2,506                   5,382                   3,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year            101,897                 434,955                 317,298
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             122,116                 477,653                 371,190
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               442,665               1,489,887               1,135,517
 Net transfers                            (3,616)                 67,568                 (48,574)
 Surrenders for benefit
  payments and fees                      (78,377)                (81,010)               (113,399)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                            --                    (167)                   (291)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      360,672               1,476,278                 973,253
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             482,788               1,953,931               1,344,443
NET ASSETS:
 Beginning of year                       838,522               2,527,341               1,812,139
                                    ------------            ------------            ------------
 End of year                          $1,321,310              $4,481,272              $3,156,582
                                    ============            ============            ============

(82) Funded as of July 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    T. ROWE PRICE          T. ROWE PRICE
                                      RETIREMENT             RETIREMENT
                                      2040 FUND              2050 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $580                   $79
 Net realized gain (loss) on
  security transactions                     9,993                 9,290
 Net realized gain on
  distributions                               955                   686
 Net unrealized appreciation
  (depreciation) of
  investments during the year             192,315                60,575
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              203,843                70,630
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                678,693               248,856
 Net transfers                            (11,287)               (5,964)
 Surrenders for benefit
  payments and fees                      (145,589)              (51,857)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                             --                   (88)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       521,817               190,947
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              725,660               261,577
NET ASSETS:
 Beginning of year                        950,583               356,426
                                     ------------            ----------
 End of year                           $1,676,243              $618,003
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  T. ROWE PRICE                                  VANGUARD
                                    RETIREMENT           UBS GLOBAL             SMALL-CAP
                                   INCOME FUND         ALLOCATION FUND          INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (83)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,436                $22                   $11,731
 Net realized gain (loss) on
  security transactions                  2,604                 --                       115
 Net realized gain on
  distributions                             --                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,625                 39                   150,723
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,665                 61                   162,569
                                    ----------              -----              ------------
UNIT TRANSACTIONS:
 Purchases                              37,882                100                   386,476
 Net transfers                         (28,746)                --                   625,262
 Surrenders for benefit
  payments and fees                       (996)               (11)                  (14,557)
 Other transactions                         --                 --                        --
 Death benefits                             --                 --                        --
 Net loan activity                          --                 --                        (1)
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,140                 89                   997,180
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets                            20,805                150                 1,159,749
NET ASSETS:
 Beginning of year                     151,225                484                        --
                                    ----------              -----              ------------
 End of year                          $172,030               $634                $1,159,749
                                    ==========              =====              ============

                                     VANGUARD               VANGUARD                VANGUARD
                                     MID-CAP           TOTAL BOND MARKET       TOTAL STOCK MARKET
                                    INDEX FUND             INDEX FUND              INDEX FUND
                                 SUB-ACCOUNT (78)       SUB-ACCOUNT (29)        SUB-ACCOUNT (78)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,648                 $4,248                  $1,023
 Net realized gain (loss) on
  security transactions                   (113)                    (2)                     (7)
 Net realized gain on
  distributions                             --                  1,090                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,734                 (1,180)                  7,448
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,269                  4,156                   8,464
                                    ----------             ----------               ---------
UNIT TRANSACTIONS:
 Purchases                             116,791                199,694                  51,699
 Net transfers                         109,764                 55,499                  19,682
 Surrenders for benefit
  payments and fees                     (3,878)               (11,876)                     --
 Other transactions                         --                     --                      --
 Death benefits                             --                     --                      --
 Net loan activity                          --                     (5)                     --
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    222,677                243,312                  71,381
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets                           258,946                247,468                  79,845
NET ASSETS:
 Beginning of year                          --                     --                      --
                                    ----------             ----------               ---------
 End of year                          $258,946               $247,468                 $79,845
                                    ==========             ==========               =========

(29) Funded as of January 4, 2010.

(78) Funded as of January 5, 2010.

(83) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      VICTORY                VICTORY
                                    DIVERSIFIED              SPECIAL
                                     STOCK FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $691                 $(9,612)
 Net realized gain (loss) on
  security transactions                   3,833                 141,565
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            66,465                 213,280
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             70,989                 345,233
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              242,531                 918,009
 Net transfers                            1,873                (676,736)
 Surrenders for benefit
  payments and fees                     (76,950)               (123,306)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (44)                   (105)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     167,410                 117,862
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            238,399                 463,095
NET ASSETS:
 Beginning of year                      459,566               1,588,935
                                     ----------            ------------
 End of year                           $697,965              $2,052,030
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    INVESCO
                                      VICTORY                VICTORY               VAN KAMPEN
                                   SMALL COMPANY           ESTABLISHED             SMALL CAP
                                  OPPORTUNITY FUND          VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (84)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,935)                 $620                 $(7,609)
 Net realized gain (loss) on
  security transactions                      438                   517                  91,407
 Net realized gain on
  distributions                               --                18,790                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            162,987                16,156                 140,639
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             160,490                36,083                 224,437
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               514,597               283,081                 445,242
 Net transfers                            68,355               (15,413)               (504,668)
 Surrenders for benefit
  payments and fees                      (65,162)               (5,252)                (64,552)
 Other transactions                           --                    --                      --
 Death benefits                               --                    --                      --
 Net loan activity                          (107)                   (6)                   (142)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      517,683               262,410                (124,120)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             678,173               298,493                 100,317
NET ASSETS:
 Beginning of year                       400,441                   933               1,050,699
                                    ------------            ----------            ------------
 End of year                          $1,078,614              $299,426              $1,151,016
                                    ============            ==========            ============

                                                                                    INVESCO
                                      INVESCO                INVESCO              VAN KAMPEN
                                     VAN KAMPEN            VAN KAMPEN             EQUITY AND
                                   COMSTOCK FUND         ENTERPRISE FUND          INCOME FUND
                                  SUB-ACCOUNT (85)      SUB-ACCOUNT (86)       SUB-ACCOUNT (87)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $46,883                $(76)                 $259,441
 Net realized gain (loss) on
  security transactions                   20,936                  (3)                  601,446
 Net realized gain on
  distributions                               --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            533,005               1,315                 1,293,725
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             600,824               1,236                 2,154,612
                                    ------------             -------             -------------
UNIT TRANSACTIONS:
 Purchases                               623,261               2,875                 3,000,323
 Net transfers                           (65,802)                 --                (4,445,647)
 Surrenders for benefit
  payments and fees                     (356,592)                (23)               (5,232,960)
 Other transactions                           --                  --                        --
 Death benefits                               --                  --                        --
 Net loan activity                          (565)                 --                    (1,162)
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      200,302               2,852                (6,679,446)
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets                             801,126               4,088                (4,524,834)
NET ASSETS:
 Beginning of year                     3,878,555               4,378                21,263,958
                                    ------------             -------             -------------
 End of year                          $4,679,681              $8,466               $16,739,124
                                    ============             =======             =============

(84) Formerly Van Kampen Small Cap Growth Fund. Change effective June 1, 2010.

(85) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(86) Formerly Van Kampen Enterprise Fund. Change effective June 1, 2010.

(87) Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       INVESCO                INVESCO
                                      VAN KAMPEN             VAN KAMPEN
                                      GROWTH AND              MID CAP
                                     INCOME FUND            GROWTH FUND
                                   SUB-ACCOUNT (88)       SUB-ACCOUNT (89)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8,450               $(4,979)
 Net realized gain (loss) on
  security transactions                    11,907                33,722
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             257,167               105,449
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              277,524               134,192
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,587,930               168,806
 Net transfers                             23,666               119,810
 Surrenders for benefit
  payments and fees                      (138,699)              (51,190)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                            (91)                  (13)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,472,806               237,413
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,750,330               371,605
NET ASSETS:
 Beginning of year                        694,087               302,118
                                     ------------            ----------
 End of year                           $2,444,417              $673,723
                                     ============            ==========

(88) Formerly Van Kampen Growth and Income Fund. Change effective June 1, 2010.

(89) Formerly Van Kampen Mid Cap Growth Fund. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO            INVESCO            INVESCO
                                  VAN KAMPEN          VAN KAMPEN         VAN KAMPEN
                                 U.S. MORTGAGE       REAL ESTATE          CAPITAL
                                     FUND          SECURITIES FUND      GROWTH FUND
                               SUB-ACCOUNT (90)    SUB-ACCOUNT (91)   SUB-ACCOUNT (92)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10                  $631              $(50)
 Net realized gain (loss) on
  security transactions                 22                (1,677)              153
 Net realized gain on
  distributions                         --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9)               32,752               852
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                            23                31,706               955
                                    ------            ----------          --------
UNIT TRANSACTIONS:
 Purchases                              50                25,137             2,460
 Net transfers                          --                 7,082                --
 Surrenders for benefit
  payments and fees                   (420)               (7,490)           (1,304)
 Other transactions                     --                    --                --
 Death benefits                         --                    --                --
 Net loan activity                      --                    --                --
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (370)               24,729             1,156
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets                          (347)               56,435             2,111
NET ASSETS:
 Beginning of year                     686               121,494             3,140
                                    ------            ----------          --------
 End of year                          $339              $177,929            $5,251
                                    ======            ==========          ========

                                     INVESCO               INVESCO                INVESCO
                                   VAN KAMPEN            VAN KAMPEN             VAN KAMPEN
                                    SMALL CAP             AMERICAN                GLOBAL
                                   VALUE FUND            VALUE FUND           FRANCHISE FUND
                                SUB-ACCOUNT (93)      SUB-ACCOUNT (94)       SUB-ACCOUNT (95)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(608)                 $(52)                  $355
 Net realized gain (loss) on
  security transactions                 1,095                     5                     18
 Net realized gain on
  distributions                        15,169                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          76,546                 1,719                  1,922
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           92,202                 1,672                  2,295
                                   ----------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                            354,652                12,523                  2,179
 Net transfers                          9,452                  (522)                11,390
 Surrenders for benefit
  payments and fees                    (9,655)                  (29)                  (487)
 Other transactions                        --                    --                     --
 Death benefits                            --                    --                     --
 Net loan activity                        (29)                   --                     --
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   354,420                11,972                 13,082
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets                          446,622                13,644                 15,377
NET ASSETS:
 Beginning of year                     30,376                 1,920                  5,410
                                   ----------             ---------              ---------
 End of year                         $476,998               $15,564                $20,787
                                   ==========             =========              =========

(90) Formerly Van Kampen U.S. Mortgage Fund. Change effective June 1, 2010.

(91) Formerly Van Kampen Real Estate Securities Fund. Change effective June 1, 2010.

(92) Formerly Van Kampen Capital Growth Fund. Change effective June 1, 2010.

(93) Formerly Van Kampen Small Cap Value Fund. Change effective June 1, 2010.

(94) Formerly Van Kampen American Value Fund. Change effective June 1, 2010.

(95) Formerly Van Kampen Global Franchise Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MORGAN STANLEY
                                      INSTITUTIONAL
                                       OPPORTUNITY               VANGUARD
                                        PORTFOLIO             500 INDEX FUND
                                  SUB-ACCOUNT (96)(97)       SUB-ACCOUNT (98)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(551)                  $7,118
 Net realized gain (loss) on
  security transactions                     4,716                      133
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               6,527                   47,784
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               10,692                   55,035
                                        ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 18,419                  238,881
 Net transfers                               (162)                 356,291
 Surrenders for benefit
  payments and fees                        (7,948)                  (9,402)
 Other transactions                            --                       --
 Death benefits                                --                       --
 Net loan activity                            (36)                     (27)
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        10,273                  585,743
                                        ---------               ----------
 Net increase (decrease) in
  net assets                               20,965                  640,778
NET ASSETS:
 Beginning of year                         49,688                       --
                                        ---------               ----------
 End of year                              $70,653                 $640,778
                                        =========               ==========

(96) Morgan Stanley Institutional Opportunity Portfolio became a Sub-Account option as of May 21, 2010.

(97) Effective May 21, 2010 Van Kampen Equity Growth Fund merged with Morgan Stanley Institutional Opportunity Portfolio.

(98) Funded as of January 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                       ADVANTAGE             COLUMBIA SELIGMAN         COLUMBIA SELIGMAN
                                     TOTAL RETURN            COMMUNICATIONS AND             GLOBAL
                                       BOND FUND              INFORMATION FUND          TECHNOLOGY FUND
                                 SUB-ACCOUNT (99)(100)       SUB-ACCOUNT (101)         SUB-ACCOUNT (102)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $971                      $(891)                   $(157)
 Net realized gain (loss) on
  security transactions                   (1,519)                     1,549                       70
 Net realized gain on
  distributions                            1,240                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2,503                     52,870                   11,145
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               3,195                     53,528                   11,058
                                       ---------                 ----------                ---------
UNIT TRANSACTIONS:
 Purchases                                13,975                     35,208                   52,943
 Net transfers                           (19,348)                   173,946                     (546)
 Surrenders for benefit
  payments and fees                       (4,738)                   (16,493)                  (1,010)
 Other transactions                           --                         --                       --
 Death benefits                               --                         --                       --
 Net loan activity                            --                         --                       --
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (10,111)                   192,661                   51,387
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets                              (6,916)                   246,189                   62,445
NET ASSETS:
 Beginning of year                        53,957                     44,139                   33,268
                                       ---------                 ----------                ---------
 End of year                             $47,041                   $290,328                  $95,713
                                       =========                 ==========                =========

                                   LEGG MASON
                                    PARTNERS
                                   CLEARBRIDGE
                                    SMALL CAP             BALANCED             CONSERVATIVE
                                   VALUE FUND           STRATEGY FUND          STRATEGY FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (103)      SUB-ACCOUNT (103)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(295)               $1,100                 $1,020
 Net realized gain (loss) on
  security transactions                   986                   587                    322
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,107                 2,459                     30
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,798                 4,146                  1,372
                                    ---------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                              9,613                37,098                  4,662
 Net transfers                             --                 9,508                 25,602
 Surrenders for benefit
  payments and fees                    (9,803)                 (119)                   (39)
 Other transactions                        --                    --                     --
 Death benefits                            --                    --                     --
 Net loan activity                         --                    --                     --
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (190)               46,487                 30,225
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets                            6,608                50,633                 31,597
NET ASSETS:
 Beginning of year                     28,336                    --                     --
                                    ---------             ---------              ---------
 End of year                          $34,944               $50,633                $31,597
                                    =========             =========              =========

(99) Wells Fargo Advantage Total Return Bond Fund became a Sub-Account option as of July 9, 2010.

(100) Formerly Evergreen Core Bond Fund. Change effective July 16, 2010.

(101) Formerly Seligman Communications and Information Fund. Change effective September 7, 2010.

(102) Formerly Seligman Global Technology Fund. Change effective September 7, 2010.

(103) Funded as of April 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      GROWTH              MODERATE
                                   STRATEGY FUND        STRATEGY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $644               $1,118
 Net realized gain (loss) on
  security transactions                      1                    1
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,810                1,434
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,455                2,553
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              41,256               37,475
 Net transfers                              --                   --
 Surrenders for benefit
  payments and fees                       (266)                 (65)
 Other transactions                         --                   --
 Death benefits                             --                   --
 Net loan activity                          --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,990               37,410
                                     ---------            ---------
 Net increase (decrease) in
  net assets                            45,445               39,963
NET ASSETS:
 Beginning of year                         767                4,804
                                     ---------            ---------
 End of year                           $46,212              $44,767
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY VP
                                         EQUITY               AMERICAN CENTURY VP
                                       INCOME FUND               ULTRA(R) FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $129,671                    $(190)
 Net realized gain (loss) on
  security transactions                     (64,909)                  (2,749)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               624,776                   10,318
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                689,538                    7,379
                                      -------------                ---------
UNIT TRANSACTIONS:
 Purchases                                1,445,402                    4,126
 Net transfers                                3,859                     (621)
 Surrenders for benefit
  payments and fees                      (1,149,851)                  (5,447)
 Net loan activity                             (168)                      --
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         299,242                   (1,942)
                                      -------------                ---------
 Net increase (decrease) in
  net assets                                988,780                    5,437
NET ASSETS:
 Beginning of year                        5,332,971                   27,403
                                      -------------                ---------
 End of year                             $6,321,751                  $32,840
                                      =============                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP             SMALL CAP
                                     BALANCED FUND           INTERNATIONAL FUND             VALUE FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,294                       $174                       $143
 Net realized gain (loss) on
  security transactions                       88                       (582)                      (908)
 Net realized gain on
  distributions                               --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4,654                      4,242                      6,509
                                       ---------                  ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               7,036                      3,834                      5,744
                                       ---------                  ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                    --                         --                      2,245
 Net transfers                                --                     (3,453)                       910
 Surrenders for benefit
  payments and fees                       (1,885)                        --                     (2,410)
 Net loan activity                            --                         --                         --
                                       ---------                  ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (1,885)                    (3,453)                       745
                                       ---------                  ---------                  ---------
 Net increase (decrease) in
  net assets                               5,151                        381                      6,489
NET ASSETS:
 Beginning of year                        49,421                     13,395                     17,871
                                       ---------                  ---------                  ---------
 End of year                             $54,572                    $13,776                    $24,360
                                       =========                  =========                  =========

                                  AMERICAN CENTURY VP                                  AMERICAN CENTURY VP
                                     LARGE COMPANY          AMERICAN CENTURY VP        INFLATION-ADJUSTED
                                      VALUE FUND               VISTA(SM) FUND               BOND FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $150                    $(2,391)                     $334
 Net realized gain (loss) on
  security transactions                        5                       (357)                        3
 Net realized gain on
  distributions                               --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4,402                     71,923                     4,079
                                       ---------                 ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               4,557                     69,175                     4,416
                                       ---------                 ----------                 ---------
UNIT TRANSACTIONS:
 Purchases                                10,219                    280,952                    42,144
 Net transfers                              (113)                   (28,781)                    4,054
 Surrenders for benefit
  payments and fees                         (177)                   (28,895)                     (554)
 Net loan activity                            --                        (28)                       --
                                       ---------                 ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        9,929                    223,248                    45,644
                                       ---------                 ----------                 ---------
 Net increase (decrease) in
  net assets                              14,486                    292,423                    50,060
NET ASSETS:
 Beginning of year                        15,392                    133,256                    27,684
                                       ---------                 ----------                 ---------
 End of year                             $29,878                   $425,679                   $77,744
                                       =========                 ==========                 =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP   AMERICAN CENTURY VP
                                       EQUITY               INCOME &
                                     GROWTH FUND           GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $3               $10,777
 Net realized gain (loss) on
  security transactions                    650               (20,644)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,347                49,398
                                       -------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,000                39,531
                                       -------              --------
UNIT TRANSACTIONS:
 Purchases                              20,934                 8,593
 Net transfers                             (35)              (87,465)
 Surrenders for benefit
  payments and fees                     (7,392)              (19,088)
 Net loan activity                          --                25,784
                                       -------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,507               (72,176)
                                       -------              --------
 Net increase (decrease) in
  net assets                            19,507               (32,645)
NET ASSETS:
 Beginning of year                         907               301,235
                                       -------              --------
 End of year                           $20,414              $268,590
                                       =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             AIM V.I.
                               AMERICAN CENTURY VP   AMERICAN CENTURY VP     SMALL CAP
                                    ULTRA FUND           VALUE FUND         EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,848)             $59,653              $(100)
 Net realized gain (loss) on
  security transactions               (67,867)             (87,756)            (9,860)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         217,210              194,392              3,522
                                    ---------             --------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                          147,495              166,289             (6,438)
                                    ---------             --------            -------
UNIT TRANSACTIONS:
 Purchases                             23,627                6,976                  3
 Net transfers                       (195,841)            (489,947)           (22,115)
 Surrenders for benefit
  payments and fees                   (14,265)             (66,341)                --
 Net loan activity                         --               25,647                 --
                                    ---------             --------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (186,479)            (523,665)           (22,112)
                                    ---------             --------            -------
 Net increase (decrease) in
  net assets                          (38,984)            (357,376)           (28,550)
NET ASSETS:
 Beginning of year                    591,211             1,302,541            42,875
                                    ---------             --------            -------
 End of year                         $552,227             $945,165            $14,325
                                    =========             ========            =======

                                  AIM V.I.            AIM                AIM
                                 FINANCIAL           BASIC             EUROPEAN
                               SERVICES FUND       VALUE FUND        GROWTH FUND
                                SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $50             $20,181            $3,074
 Net realized gain (loss) on
  security transactions                --               2,707             1,977
 Net realized gain on
  distributions                        --                  --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         102             552,161            83,422
                                   ------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                          152             575,049            88,473
                                   ------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                          1,200             250,063           128,083
 Net transfers                        332             (84,675)           23,254
 Surrenders for benefit
  payments and fees                    --             (63,180)          (22,527)
 Net loan activity                     --                  (2)               (2)
                                   ------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,532             102,206           128,808
                                   ------          ----------          --------
 Net increase (decrease) in
  net assets                        1,684             677,255           217,281
NET ASSETS:
 Beginning of year                    494           1,046,977           126,290
                                   ------          ----------          --------
 End of year                       $2,178          $1,724,232          $343,571
                                   ======          ==========          ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        AIM                   AIM
                                   INTERNATIONAL          MID CAP CORE
                                    GROWTH FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,316                 $(992)
 Net realized gain (loss) on
  security transactions                    (717)                  345
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,089                36,070
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,688                35,423
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              129,511                29,775
 Net transfers                           46,869                 1,161
 Surrenders for benefit
  payments and fees                     (57,788)               (1,584)
 Net loan activity                          (86)                   --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     118,506                29,352
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            167,194                64,775
NET ASSETS:
 Beginning of year                      102,970                96,397
                                     ----------            ----------
 End of year                           $270,164              $161,172
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        AIM                    AIM                    AIM
                                     SMALL CAP                 REAL                SMALL CAP
                                    GROWTH FUND            ESTATE FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,760)                $20,134                 $(607)
 Net realized gain (loss) on
  security transactions                  24,378                  32,713                   248
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           121,953                 312,819                18,141
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            143,571                 365,666                17,782
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              135,052                 588,886                97,484
 Net transfers                            6,803                  (5,332)               38,616
 Surrenders for benefit
  payments and fees                    (129,914)               (119,775)               (1,712)
 Net loan activity                           --                    (128)                   (4)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      11,941                 463,651               134,384
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                            155,512                 829,317               152,166
NET ASSETS:
 Beginning of year                      347,484                 745,976                13,097
                                    -----------            ------------            ----------
 End of year                           $502,996              $1,575,293              $165,263
                                    ===========            ============            ==========

                                        AIM                               ALLIANCEBERNSTEIN VPS
                                      CAPITAL           DOMINI SOCIAL            BALANCED
                                 DEVELOPMENT FUND        EQUITY FUND         SHARES PORTFOLIO
                                  SUB-ACCOUNT (1)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(36)                 $(2)                 $1,161
 Net realized gain (loss) on
  security transactions                    --                   (1)                (34,154)
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             957                  861                  45,502
                                      -------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              921                  858                  12,509
                                      -------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                              8,768                  638                  26,558
 Net transfers                             --                   --                 (19,959)
 Surrenders for benefit
  payments and fees                       (17)                 (13)                (67,067)
 Net loan activity                         --                   --                      --
                                      -------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,751                  625                 (60,468)
                                      -------              -------              ----------
 Net increase (decrease) in
  net assets                            9,672                1,483                 (47,959)
NET ASSETS:
 Beginning of year                         --                2,034                 130,977
                                      -------              -------              ----------
 End of year                           $9,672               $3,517                 $83,018
                                      =======              =======              ==========

(1)  Funded as of March 5, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $117                     $7,127
 Net realized gain (loss) on
  security transactions                       219                        555
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               7,202                     92,231
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                7,538                     99,913
                                        ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                 14,246                    135,418
 Net transfers                             (3,716)                     4,173
 Surrenders for benefit
  payments and fees                          (527)                   (73,864)
 Net loan activity                             --                        (32)
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        10,003                     65,695
                                        ---------                 ----------
 Net increase (decrease) in
  net assets                               17,541                    165,608
NET ASSETS:
 Beginning of year                         29,142                    213,657
                                        ---------                 ----------
 End of year                              $46,683                   $379,265
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL                 GLOBAL              ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO            VALUE PORTFOLIO            GROWTH FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT (2)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,966                     $459                     $(86)
 Net realized gain (loss) on
  security transactions                    (8,975)                  (6,903)                      --
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             478,514                   26,167                    4,742
                                     ------------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              486,505                   19,723                    4,656
                                     ------------                ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                640,458                   29,161                   22,640
 Net transfers                            (31,568)                 (10,449)                      33
 Surrenders for benefit
  payments and fees                      (178,920)                    (314)                     (25)
 Net loan activity                            (99)                      (2)                      --
                                     ------------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       429,871                   18,396                   22,648
                                     ------------                ---------                ---------
 Net increase (decrease) in
  net assets                              916,376                   38,119                   27,304
NET ASSETS:
 Beginning of year                      1,094,881                   61,648                       --
                                     ------------                ---------                ---------
 End of year                           $2,011,257                  $99,767                  $27,304
                                     ============                =========                =========

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     SMALL/MID-CAP              SMALL-MID CAP         ALLIANCEBERNSTEIN
                                   GROWTH PORTFOLIO            VALUE PORTFOLIO           VALUE FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (3)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(328)                     $(141)                   $(71)
 Net realized gain (loss) on
  security transactions                        2                         36                   3,446
 Net realized gain on
  distributions                               --                         --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13,774                     14,693                      (1)
                                       ---------                  ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,448                     14,588                   3,374
                                       ---------                  ---------               ---------
UNIT TRANSACTIONS:
 Purchases                                15,276                     56,543                   9,091
 Net transfers                                --                       (614)                (12,328)
 Surrenders for benefit
  payments and fees                         (351)                      (910)                     (6)
 Net loan activity                           (10)                        --                      --
                                       ---------                  ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       14,915                     55,019                  (3,243)
                                       ---------                  ---------               ---------
 Net increase (decrease) in
  net assets                              28,363                     69,607                     131
NET ASSETS:
 Beginning of year                        19,452                      6,291                      --
                                       ---------                  ---------               ---------
 End of year                             $47,815                    $75,898                    $131
                                       =========                  =========               =========

(2)  Funded as of February 2, 2009.

(3)  Funded as of February 19, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2015     ALLIANCEBERNSTEIN 2025
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                     SUB-ACCOUNT (4)            SUB-ACCOUNT (4)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $9                        $2
 Net realized gain (loss) on
  security transactions                        1                        --
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  7                         3
                                         -------                     -----
 Net increase (decrease) in
  net assets resulting from
  operations                                  17                         5
                                         -------                     -----
UNIT TRANSACTIONS:
 Purchases                                 1,013                       243
 Net transfers                                --                        --
 Surrenders for benefit
  payments and fees                          (34)                       (4)
 Net loan activity                            --                        --
                                         -------                     -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          979                       239
                                         -------                     -----
 Net increase (decrease) in
  net assets                                 996                       244
NET ASSETS:
 Beginning of year                            --                        --
                                         -------                     -----
 End of year                                $996                      $244
                                         =======                     =====

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN 2035    ALLIANCEBERNSTEIN 2045    ALLIANCEBERNSTEIN 2020
                                 RETIREMENT STRATEGY       RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                   SUB-ACCOUNT (4)           SUB-ACCOUNT (4)           SUB-ACCOUNT (4)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $5                        $3                       $43
 Net realized gain (loss) on
  security transactions                      1                        --                        --
 Net realized gain on
  distributions                              3                         2                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               20                         6                        --
                                       -------                   -------                   -------
 Net increase (decrease) in
  net assets resulting from
  operations                                29                        11                        43
                                       -------                   -------                   -------
UNIT TRANSACTIONS:
 Purchases                               3,589                     1,471                     9,683
 Net transfers                              --                        --                        --
 Surrenders for benefit
  payments and fees                        (45)                      (26)                      (35)
 Net loan activity                          --                        --                        --
                                       -------                   -------                   -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,544                     1,445                     9,648
                                       -------                   -------                   -------
 Net increase (decrease) in
  net assets                             3,573                     1,456                     9,691
NET ASSETS:
 Beginning of year                          --                        --                        --
                                       -------                   -------                   -------
 End of year                            $3,573                    $1,456                    $9,691
                                       =======                   =======                   =======

                                ALLIANCEBERNSTEIN 2030    ALLIANCEBERNSTEIN 2040     AMERICAN FUNDS
                                 RETIREMENT STRATEGY       RETIREMENT STRATEGY         AMCAP FUND
                                   SUB-ACCOUNT (4)           SUB-ACCOUNT (4)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $21                        $6                  $(1,074)
 Net realized gain (loss) on
  security transactions                      1                        --                      373
 Net realized gain on
  distributions                             --                         4                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49                        32                  139,691
                                       -------                   -------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                71                        42                  138,990
                                       -------                   -------               ----------
UNIT TRANSACTIONS:
 Purchases                               4,861                     9,311                  381,489
 Net transfers                              --                        --                    1,264
 Surrenders for benefit
  payments and fees                        (49)                      (25)                 (22,477)
 Net loan activity                          --                        --                      (66)
                                       -------                   -------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,812                     9,286                  360,210
                                       -------                   -------               ----------
 Net increase (decrease) in
  net assets                             4,883                     9,328                  499,200
NET ASSETS:
 Beginning of year                          --                        --                  134,491
                                       -------                   -------               ----------
 End of year                            $4,883                    $9,328                 $633,691
                                       =======                   =======               ==========

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                       AMERICAN             CAPITAL INCOME
                                    BALANCED FUND            BUILDER FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29,441                 $249,960
 Net realized gain (loss) on
  security transactions                    (6,687)                    (125)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             522,940                1,476,055
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              545,694                1,725,890
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              2,270,343                5,273,684
 Net transfers                            141,591                   48,728
 Surrenders for benefit
  payments and fees                      (104,032)                (492,544)
 Net loan activity                           (303)                    (636)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,307,599                4,829,232
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            2,853,293                6,555,122
NET ASSETS:
 Beginning of year                        493,795                4,659,979
                                     ------------            -------------
 End of year                           $3,347,088              $11,215,101
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                    EUROPACIFIC             FUNDAMENTAL                 NEW
                                    GROWTH FUND            INVESTORS FUND         PERSPECTIVE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $97,275                 $15,132                  $7,737
 Net realized gain (loss) on
  security transactions                   40,795                  (2,251)                  1,104
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,797,785               1,107,809                 438,766
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,935,855               1,120,690                 447,607
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             5,279,139               3,200,559               1,060,627
 Net transfers                            72,721                  96,208                 103,977
 Surrenders for benefit
  payments and fees                     (306,408)               (159,719)                (35,903)
 Net loan activity                          (324)                   (106)                    (84)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,045,128               3,136,942               1,128,617
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           6,980,983               4,257,632               1,576,224
NET ASSETS:
 Beginning of year                     2,379,889               1,149,382                 427,878
                                    ------------            ------------            ------------
 End of year                          $9,360,872              $5,407,014              $2,004,102
                                    ============            ============            ============

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                   THE BOND FUND           THE GROWTH FUND         THE INCOME FUND
                                     OF AMERICA            OF AMERICA FUND            OF AMERICA
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $94,350                  $37,658                $108,219
 Net realized gain (loss) on
  security transactions                    3,202                   30,529                  (5,027)
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            294,472                4,530,519                 667,802
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             392,024                4,598,706                 770,994
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,710,052               11,617,283               2,200,877
 Net transfers                           (87,674)                 311,562                 134,834
 Surrenders for benefit
  payments and fees                     (140,115)              (1,129,580)               (168,527)
 Net loan activity                          (503)                  (1,283)                   (272)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,481,760               10,797,982               2,166,912
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           2,873,784               15,396,688               2,937,906
NET ASSETS:
 Beginning of year                     1,397,237                6,920,327               1,307,106
                                    ------------            -------------            ------------
 End of year                          $4,271,021              $22,317,015              $4,245,012
                                    ============            =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                    THE INVESTMENT         AMERICAN FUNDS
                                       COMPANY                THE NEW
                                      OF AMERICA            ECONOMY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29,438               $(1,133)
 Net realized gain (loss) on
  security transactions                    (1,259)               (7,060)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             642,675               186,801
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              670,854               178,608
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,905,457               212,036
 Net transfers                             56,764                26,670
 Surrenders for benefit
  payments and fees                       (89,064)              (28,764)
 Net loan activity                           (178)                  (19)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,872,979               209,923
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,543,833               388,531
NET ASSETS:
 Beginning of year                        974,983               320,053
                                     ------------            ----------
 End of year                           $3,518,816              $708,584
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS         CAPITAL WORLD
                                     WASHINGTON              AMERICAN               GROWTH &
                                  MUTUAL INVESTORS         MUTUAL FUND            INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,982                $7,478                $103,098
 Net realized gain (loss) on
  security transactions                    3,064                   503                   5,053
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            239,674               118,650               1,733,385
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             263,720               126,631               1,841,536
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               854,748               462,260               3,415,816
 Net transfers                            (3,984)                1,226                 (46,578)
 Surrenders for benefit
  payments and fees                      (37,794)              (33,190)               (442,234)
 Net loan activity                          (207)                  (31)                   (448)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      812,763               430,265               2,926,556
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                           1,076,483               556,896               4,768,092
NET ASSETS:
 Beginning of year                       380,051                91,290               3,928,160
                                    ------------            ----------            ------------
 End of year                          $1,456,534              $648,186              $8,696,252
                                    ============            ==========            ============


                                  AMERICAN FUNDS            ARIEL
                                     SMALLCAP            APPRECIATION
                                    WORLD FUND               FUND              ARIEL FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(453)                $(200)               $(129)
 Net realized gain (loss) on
  security transactions                    675                   314                  179
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          149,062                22,277                8,846
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           149,284                22,391                8,896
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             188,048                13,745                4,771
 Net transfers                          10,215                39,046               20,689
 Surrenders for benefit
  payments and fees                    (18,001)               (2,906)                 (22)
 Net loan activity                         (14)                   --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    180,248                49,885               25,438
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           329,532                72,276               34,334
NET ASSETS:
 Beginning of year                     163,587                29,563                8,365
                                    ----------            ----------            ---------
 End of year                          $493,119              $101,839              $42,699
                                    ==========            ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       ARTISAN
                                       MID CAP             LIFEPATH 2020
                                     VALUE FUND              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,194)               $122,024
 Net realized gain (loss) on
  security transactions                  (40,027)                 (1,628)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            233,941                 941,360
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             192,720               1,061,756
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                92,946               3,917,662
 Net transfers                            (8,725)                 57,030
 Surrenders for benefit
  payments and fees                     (158,816)               (362,776)
 Net loan activity                           (44)                 (1,453)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (74,639)              3,610,463
                                     -----------            ------------
 Net increase (decrease) in
  net assets                             118,081               4,672,219
NET ASSETS:
 Beginning of year                       583,883               2,329,883
                                     -----------            ------------
 End of year                            $701,964              $7,002,102
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      LIFEPATH
                                   LIFEPATH 2030           LIFEPATH 2040             RETIREMENT
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (5)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $94,161                 $71,213                 $59,470
 Net realized gain (loss) on
  security transactions                   (2,773)                 21,558                  (1,957)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            967,014                 882,096                 384,378
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,058,402                 974,867                 441,891
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,659,781               2,104,884               1,473,923
 Net transfers                            43,810                 (11,706)               (223,428)
 Surrenders for benefit
  payments and fees                     (336,888)               (144,403)               (199,561)
 Net loan activity                        (1,583)                   (753)                   (236)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,365,120               1,948,022               1,050,698
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,423,522               2,922,889               1,492,589
NET ASSETS:
 Beginning of year                     2,443,184               2,162,884               1,580,154
                                    ------------            ------------            ------------
 End of year                          $5,866,706              $5,085,773              $3,072,743
                                    ============            ============            ============

                                                         BLACKROCK             BLACKROCK
                                      BARON                EQUITY              GOVERNMENT
                                 SMALL CAP FUND        DIVIDEND FUND          INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (4)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(395)                 $577                $6,968
 Net realized gain (loss) on
  security transactions                (6,485)                    7                  (148)
 Net realized gain on
  distributions                             3                    --                    88
 Net unrealized appreciation
  (depreciation) of
  investments during the year          17,402                 7,239                (7,461)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,525                 7,823                  (553)
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             21,293                44,315                73,026
 Net transfers                        (18,096)               49,442                24,867
 Surrenders for benefit
  payments and fees                    (4,219)                 (944)              (39,229)
 Net loan activity                         (7)                   --                    --
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,029)               92,813                58,664
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets                            9,496               100,636                58,111
NET ASSETS:
 Beginning of year                     51,719                    --               138,873
                                    ---------            ----------            ----------
 End of year                          $61,215              $100,636              $196,984
                                    =========            ==========            ==========

(4)  From inception March 5, 2009 to December 31, 2009.

(5) Effective November 20, 2009, LifePath 2010 Portfolio merged with LifePath Retirement Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     BLACKROCK
                                   MID CAP VALUE         CALVERT SOCIAL
                                     PORTFOLIO         BALANCED PORTFOLIO
                                  SUB-ACCOUNT (4)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                   $4,428
 Net realized gain (loss) on
  security transactions                   --                       44
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4                   59,542
                                       -----               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               4                   64,014
                                       -----               ----------
UNIT TRANSACTIONS:
 Purchases                               172                    3,835
 Net transfers                            --                   (7,502)
 Surrenders for benefit
  payments and fees                       (2)                  (5,819)
 Net loan activity                        --                       --
                                       -----               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      170                   (9,486)
                                       -----               ----------
 Net increase (decrease) in
  net assets                             174                   54,528
NET ASSETS:
 Beginning of year                        --                  272,445
                                       -----               ----------
 End of year                            $174                 $326,973
                                       =====               ==========

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   CALVERT SOCIAL                               CALVERT SOCIAL
                                  INVESTMENT FUND       CALVERT LARGE CAP         INVESTMENT
                                  EQUITY PORTFOLIO         GROWTH FUND            BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,897)                $(578)              $10,557
 Net realized gain (loss) on
  security transactions                    1,312                 5,732                   175
 Net realized gain on
  distributions                               --                    --                 5,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year            238,851                33,670                37,166
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             236,266                38,824                53,282
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,077,687                43,011               684,150
 Net transfers                             2,937               (16,602)              (10,314)
 Surrenders for benefit
  payments and fees                      (44,190)              (33,272)              (17,071)
 Net loan activity                           (16)                  (13)                  (33)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,036,418                (6,876)              656,732
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,272,684                31,948               710,014
NET ASSETS:
 Beginning of year                       161,699               105,136               126,786
                                    ------------            ----------            ----------
 End of year                          $1,434,383              $137,084              $836,800
                                    ============            ==========            ==========

                                                          COLUMBIA          COLUMBIA MARSICO
                                     CALVERT             CONTRARIAN           21ST CENTURY
                                   INCOME FUND            CORE FUND               FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (4)       SUB-ACCOUNT (4)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,365                 $331                  $(3)
 Net realized gain (loss) on
  security transactions                    (13)                  (9)                   1
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,495                1,853                   59
                                    ----------            ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,847                2,175                   57
                                    ----------            ---------              -------
UNIT TRANSACTIONS:
 Purchases                             443,696               95,439                4,062
 Net transfers                          12,664                   --                  106
 Surrenders for benefit
  payments and fees                     (4,847)                (649)                  (2)
 Net loan activity                         (10)                  (6)                  --
                                    ----------            ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    451,503               94,784                4,166
                                    ----------            ---------              -------
 Net increase (decrease) in
  net assets                           497,350               96,959                4,223
NET ASSETS:
 Beginning of year                      17,542                   --                   --
                                    ----------            ---------              -------
 End of year                          $514,892              $96,959               $4,223
                                    ==========            =========              =======

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       COLUMBIA MARSICO
                                     COLUMBIA            INTERNATIONAL
                                     SMALL CAP           OPPORTUNITIES
                                   VALUE I FUND             VS FUND
                                  SUB-ACCOUNT (4)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $60                  $283
 Net realized gain (loss) on
  security transactions                     (2)              (10,433)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              381                19,606
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               439                 9,456
                                     ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              17,001                10,612
 Net transfers                               4               (34,330)
 Surrenders for benefit
  payments and fees                       (174)                 (776)
 Net loan activity                          (2)                   (4)
                                     ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     16,829               (24,498)
                                     ---------             ---------
 Net increase (decrease) in
  net assets                            17,268               (15,042)
NET ASSETS:
 Beginning of year                          --                37,914
                                     ---------             ---------
 End of year                           $17,268               $22,872
                                     =========             =========

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     COLUMBIA                               COLUMBIA MARSICO
                                     MID CAP              COLUMBIA               GROWTH
                                    VALUE FUND           ACORN FUND             VS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (4)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(56)                 $(8)                $(784)
 Net realized gain (loss) on
  security transactions                     (9)                  --                 1,293
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          102,886                  170                76,660
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           102,821                  162                77,169
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             269,521               14,738               149,228
 Net transfers                          21,673                   --               (16,965)
 Surrenders for benefit
  payments and fees                     (5,800)                 (25)              (15,383)
 Net loan activity                          (8)                  --                   (11)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    285,386               14,713               116,869
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           388,207               14,875               194,038
NET ASSETS:
 Beginning of year                      10,982                   --               163,685
                                    ----------            ---------            ----------
 End of year                          $399,189              $14,875              $357,723
                                    ==========            =========            ==========

                                       CRM                                        DAVIS
                                     MID CAP                DAVIS                NEW YORK
                                    VALUE FUND         FINANCIAL FUND          VENTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(270)               $(252)                $14,248
 Net realized gain (loss) on
  security transactions                  2,717                  264                  21,122
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           44,687               10,728               1,147,245
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            47,134               10,740               1,182,615
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              39,367               13,222               2,634,965
 Net transfers                         (15,915)              (1,483)                (33,163)
 Surrenders for benefit
  payments and fees                    (17,202)                 (46)               (256,162)
 Net loan activity                          (2)                  --                    (176)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,248               11,693               2,345,464
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            53,382               22,433               3,528,079
NET ASSETS:
 Beginning of year                     152,221               13,087               1,896,619
                                    ----------            ---------            ------------
 End of year                          $205,603              $35,520              $5,424,698
                                    ==========            =========            ============

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                                            DREYFUS
                                       DAVIS              BOND MARKET
                                  OPPORTUNITY FUND         INDEX FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(499)               $6,668
 Net realized gain (loss) on
  security transactions                     115                     1
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,790                 4,208
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,406                10,877
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               57,825               460,926
 Net transfers                             (506)               29,075
 Surrenders for benefit
  payments and fees                     (14,665)               (6,376)
 Net loan activity                          (15)                  (38)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      42,639               483,587
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             91,045               494,464
NET ASSETS:
 Beginning of year                       78,115                 2,989
                                     ----------            ----------
 End of year                           $169,160              $497,453
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME               DREYFUS                DREYFUS
                                    GROWTH AND             LIFETIME               LIFETIME
                                      INCOME                GROWTH                 INCOME
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT (6)        SUB-ACCOUNT (7)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,648                   $(21)                  $(26)
 Net realized gain (loss) on
  security transactions                 (3,668)               (64,740)               (19,455)
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           65,573                 66,280                 16,921
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            65,553                  1,519                 (2,560)
                                    ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              76,454                    876                    203
 Net transfers                          (1,567)              (134,966)              (149,879)
 Surrenders for benefit
  payments and fees                    (87,622)                    (2)                    (1)
 Net loan activity                          --                     --                     --
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,735)              (134,092)              (149,677)
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets                            52,818               (132,573)              (152,237)
NET ASSETS:
 Beginning of year                     361,580                132,573                152,237
                                    ----------            -----------            -----------
 End of year                          $414,398                   $ --                   $ --
                                    ==========            ===========            ===========


                                 DREYFUS VIF          DREYFUS               DREYFUS
                                APPRECIATION           MIDCAP            SMALLCAP STOCK
                                  PORTFOLIO          INDEX FUND            INDEX FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $5                $3,334                  $663
 Net realized gain (loss) on
  security transactions                --                   165                 4,332
 Net realized gain on
  distributions                        17                   146                    40
 Net unrealized appreciation
  (depreciation) of
  investments during the year          26               112,402                52,916
                                    -----            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           48               116,047                57,951
                                    -----            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             --               366,316               174,864
 Net transfers                         --                78,349                37,545
 Surrenders for benefit
  payments and fees                    (1)               (8,549)               (1,892)
 Net loan activity                     --                   (31)                  (11)
                                    -----            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1)              436,085               210,506
                                    -----            ----------            ----------
 Net increase (decrease) in
  net assets                           47               552,132               268,457
NET ASSETS:
 Beginning of year                    218                34,282                24,045
                                    -----            ----------            ----------
 End of year                         $265              $586,414              $292,502
                                    =====            ==========            ==========

(6) Effective January 9, 2009, Dreyfus Lifetime Growth Portfolio was liquidated.

(7) Effective January 9, 2009, Dreyfus Lifetime Income Portfolio was liquidated.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    DREYFUS         DREYFUS VIF
                                   SMALL CAP        GROWTH AND
                                  VALUE FUND     INCOME PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $13              $1
 Net realized gain (loss) on
  security transactions                  --              --
 Net realized gain on
  distributions                          --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           630              16
                                     ------             ---
 Net increase (decrease) in
  net assets resulting from
  operations                            643              17
                                     ------             ---
UNIT TRANSACTIONS:
 Purchases                            1,681              --
 Net transfers                          794              --
 Surrenders for benefit
  payments and fees                      (9)             (1)
 Net loan activity                       --              --
                                     ------             ---
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,466              (1)
                                     ------             ---
 Net increase (decrease) in
  net assets                          3,109              16
NET ASSETS:
 Beginning of year                    2,246              57
                                     ------             ---
 End of year                         $5,355             $73
                                     ======             ===

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    THE DREYFUS
                                 DREYFUS VIF         SOCIALLY            DREYFUS
                                   QUALITY          RESPONSIBLE          S&P 500
                                BOND PORTFOLIO   GROWTH FUND, INC.      INDEX FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (8)      SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $8,566              $(5)              $11,432
 Net realized gain (loss) on
  security transactions              22,510               --                 5,058
 Net realized gain on
  distributions                          --               --                    21
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,128)             177               166,903
                                   --------           ------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         26,948              172               183,414
                                   --------           ------            ----------
UNIT TRANSACTIONS:
 Purchases                            1,375            5,000               683,479
 Net transfers                      (62,149)              --               156,419
 Surrenders for benefit
  payments and fees                 (11,938)              --                (7,760)
 Net loan activity                       --               --                   (23)
                                   --------           ------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (72,712)           5,000               832,115
                                   --------           ------            ----------
 Net increase (decrease) in
  net assets                        (45,764)           5,172             1,015,529
NET ASSETS:
 Beginning of year                  278,499               --                 4,823
                                   --------           ------            ----------
 End of year                       $232,735           $5,172            $1,020,352
                                   ========           ======            ==========

                                    DREYFUS
                                  INTERMEDIATE        EATON VANCE        EATON VANCE
                                      TERM             LARGE-CAP           DIVIDEND
                                  INCOME FUND          VALUE FUND        BUILDER FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $48,125             $17,215           $14,412
 Net realized gain (loss) on
  security transactions                 5,527               3,219             5,595
 Net realized gain on
  distributions                            --                  --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         128,348             497,065            74,713
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                          182,000             517,499            94,720
                                   ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                            150,807           2,374,907           289,849
 Net transfers                        (23,782)            (97,042)          (68,982)
 Surrenders for benefit
  payments and fees                  (136,978)            (68,117)          (20,409)
 Net loan activity                        (53)               (134)              (26)
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (10,006)          2,209,614           200,432
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets                          171,994           2,727,113           295,152
NET ASSETS:
 Beginning of year                  1,101,384             505,971           245,577
                                   ----------          ----------          --------
 End of year                       $1,273,378          $3,233,084          $540,729
                                   ==========          ==========          ========

(8)  Funded as of September 15, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    EATON VANCE
                                     WORLDWIDE            EATON VANCE
                                       HEALTH             INCOME FUND
                                   SCIENCES FUND           OF BOSTON
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(467)              $41,114
 Net realized gain (loss) on
  security transactions                      23                 1,097
 Net realized gain on
  distributions                              86                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,649               142,371
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,291               184,582
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               86,017               133,901
 Net transfers                              357                16,591
 Surrenders for benefit
  payments and fees                        (776)              (19,495)
 Net loan activity                           --                   (29)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      85,598               130,968
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             92,889               315,550
NET ASSETS:
 Beginning of year                       14,908               283,478
                                     ----------            ----------
 End of year                           $107,797              $599,028
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EVERGREEN             EVERGREEN            EVERGREEN
                                      ASSET                 CORE             INTERNATIONAL
                                 ALLOCATION FUND          BOND FUND           EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,503               $1,595                 $719
 Net realized gain (loss) on
  security transactions                     (2)              (2,225)                   2
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,638                7,323                8,908
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,139                6,693                9,629
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              40,165               38,021               19,392
 Net transfers                          22,273              (15,482)                   1
 Surrenders for benefit
  payments and fees                        (36)                (750)                 (19)
 Net loan activity                          --                  (12)                  --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     62,402               21,777               19,374
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            87,541               28,470               29,003
NET ASSETS:
 Beginning of year                      81,999               25,487               40,341
                                    ----------            ---------            ---------
 End of year                          $169,540              $53,957              $69,344
                                    ==========            =========            =========

                                                             EVERGREEN            ALGER CAPITAL
                                     EVERGREEN               UTILITY &             APPRECIATION
                                 EMERGING MARKETS       TELECOMMUNICATIONS        INSTITUTIONAL
                                    GROWTH FUND                FUND                 PORTFOLIO
                                  SUB-ACCOUNT (4)         SUB-ACCOUNT (4)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(24)                   $41                  $(2,107)
 Net realized gain (loss) on
  security transactions                      5                      1                   (9,070)
 Net realized gain on
  distributions                             --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              737                    391                  197,298
                                     ---------                -------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               718                    433                  186,121
                                     ---------                -------               ----------
UNIT TRANSACTIONS:
 Purchases                              21,270                  7,342                  223,092
 Net transfers                            (125)                    --                   (6,607)
 Surrenders for benefit
  payments and fees                       (533)                  (118)                 (38,812)
 Net loan activity                         (11)                    --                      (22)
                                     ---------                -------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     20,601                  7,224                  177,651
                                     ---------                -------               ----------
 Net increase (decrease) in
  net assets                            21,319                  7,657                  363,772
NET ASSETS:
 Beginning of year                          --                     --                  295,050
                                     ---------                -------               ----------
 End of year                           $21,319                 $7,657                 $658,822
                                     =========                =======               ==========

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------


                                               ALGER MIDCAP          ALGER SMALLCAP
                                                  GROWTH                 GROWTH
                                            INSTITUTIONAL FUND     INSTITUTIONAL FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(3,918)                $(212)
 Net realized gain (loss) on security
  transactions                                       17,631                   255
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          295,145                 8,219
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from operations                         308,858                 8,262
                                               ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                          594,768                47,271
 Net transfers                                      (66,103)               (3,326)
 Surrenders for benefit payments and
  fees                                              (62,828)                 (549)
 Net loan activity                                      (51)                   --
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  465,786                43,396
                                               ------------             ---------
 Net increase (decrease) in net assets              774,644                51,658
NET ASSETS:
 Beginning of year                                  322,035                 3,115
                                               ------------             ---------
 End of year                                     $1,096,679               $54,773
                                               ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 FIDELITY
                                                                                 ADVISOR
                                    FIDELITY              FIDELITY              LEVERAGED
                                 ADVISOR EQUITY        ADVISOR VALUE             COMPANY
                                   GROWTH FUND        STRATEGIES FUND           STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(440)              $(1,929)                $(2,110)
 Net realized gain (loss) on
  security transactions                 1,048                    19                    (227)
 Net realized gain on
  distributions                            --                    --                     197
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,242               265,395                 220,575
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           15,850               263,485                 218,435
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             41,575               152,845                 721,253
 Net transfers                         (1,556)               29,012                  61,702
 Surrenders for benefit
  payments and fees                   (10,450)              (35,765)                 (7,012)
 Net loan activity                         (7)                   (2)                     (7)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    29,562               146,090                 775,936
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           45,412               409,575                 994,371
NET ASSETS:
 Beginning of year                     22,913               363,950                  42,932
                                    ---------            ----------            ------------
 End of year                          $68,325              $773,525              $1,037,303
                                    =========            ==========            ============


                                       FIDELITY                 FEDERATED              FEDERATED
                                    ADVISOR DYNAMIC              CAPITAL                EQUITY
                                 CAP APPRECIATION FUND      APPRECIATION FUND      INCOME FUND, INC
                                    SUB-ACCOUNT (9)            SUB-ACCOUNT         SUB-ACCOUNT (10)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(12)                   $ --                     $176
 Net realized gain (loss) on
  security transactions                      --                       2                        1
 Net realized gain on
  distributions                              --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               366                     111                    1,914
                                        -------                   -----                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                354                     113                    2,091
                                        -------                   -----                ---------
UNIT TRANSACTIONS:
 Purchases                                2,909                     558                   17,788
 Net transfers                               --                      --                       --
 Surrenders for benefit
  payments and fees                         (20)                    (99)                     (18)
 Net loan activity                           --                      (5)                      --
                                        -------                   -----                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,889                     454                   17,770
                                        -------                   -----                ---------
 Net increase (decrease) in
  net assets                              3,243                     567                   19,861
NET ASSETS:
 Beginning of year                           --                     336                       --
                                        -------                   -----                ---------
 End of year                             $3,243                    $903                  $19,861
                                        =======                   =====                =========

(9)  Funded as of March 11, 2009.

(10) Funded as of June 16, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     FEDERATED             FEDERATED
                                   FUND FOR U.S.            MID CAP
                                     GOVERNMENT             GROWTH
                                  SECURITIES FUND       STRATEGIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,990                $(251)
 Net realized gain (loss) on
  security transactions                       6                1,429
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               494                6,984
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,490                8,162
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              159,410               18,787
 Net transfers                            6,437               (8,225)
 Surrenders for benefit
  payments and fees                      (2,484)              (4,244)
 Net loan activity                           --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     163,363                6,318
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            167,853               14,480
NET ASSETS:
 Beginning of year                       34,254               17,640
                                     ----------            ---------
 End of year                           $202,107              $32,120
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FEDERATED                                    FEDERATED
                                   HIGH INCOME            FEDERATED              SHORT-TERM
                                    BOND FUND            KAUFMAN FUND           INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,753                 $(8,426)               $8,451
 Net realized gain (loss) on
  security transactions                     1                   1,419                 1,100
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,873                 424,664                18,779
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,627                 417,657                28,330
                                    ---------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              5,161               1,320,414                43,697
 Net transfers                           (127)                (22,891)              402,109
 Surrenders for benefit
  payments and fees                       (29)                (41,083)              (86,196)
 Net loan activity                         --                     (75)                   --
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,005               1,256,365               359,610
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets                           13,632               1,674,022               387,940
NET ASSETS:
 Beginning of year                     14,938                 489,886               147,751
                                    ---------            ------------            ----------
 End of year                          $28,570              $2,163,908              $535,691
                                    =========            ============            ==========

                                    FEDERATED               FEDERATED                 FEDERATED
                                   TOTAL RETURN               CLOVER                INTERNATIONAL
                                    BOND FUND               VALUE FUND              LEADERS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (11)(12)     SUB-ACCOUNT (13)(14)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,624                    $2                      $(5)
 Net realized gain (loss) on
  security transactions                    205                   (60)                     168
 Net realized gain on
  distributions                             --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,665                    76                        3
                                    ----------                ------                    -----
 Net increase (decrease) in
  net assets resulting from
  operations                             7,494                    18                      166
                                    ----------                ------                    -----
UNIT TRANSACTIONS:
 Purchases                             171,712                    32                      497
 Net transfers                          (1,190)                 (151)                      --
 Surrenders for benefit
  payments and fees                       (567)                   (4)                      (3)
 Net loan activity                          --                    --                       --
                                    ----------                ------                    -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    169,955                  (123)                     494
                                    ----------                ------                    -----
 Net increase (decrease) in
  net assets                           177,449                  (105)                     660
NET ASSETS:
 Beginning of year                       8,071                   216                      121
                                    ----------                ------                    -----
 End of year                          $185,520                  $111                     $781
                                    ==========                ======                    =====

(11) From inception August 20, 2009 to December 31, 2009.

(12) Effective September 18, 2009, Federated American Leaders Fund merged with Federated Clover Value Fund.

(13) From inception October 15, 2009 to December 31, 2009.

(14) Effective November 20, 2009, Federated International Equity Fund merged with Federated International Leaders Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    FIDELITY VIP
                                       GROWTH             FIDELITY VIP
                                    OPPORTUNITIES           OVERSEAS
                                      PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,372)                $447
 Net realized gain (loss) on
  security transactions                  (14,767)                 400
 Net realized gain on
  distributions                               --                   81
 Net unrealized appreciation
  (depreciation) of
  investments during the year            145,325                6,635
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             128,186                7,563
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                19,701                1,375
 Net transfers                           (17,249)               8,007
 Surrenders for benefit
  payments and fees                     (151,108)              (2,377)
 Net loan activity                       112,836                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (35,820)               7,005
                                     -----------            ---------
 Net increase (decrease) in
  net assets                              92,366               14,568
NET ASSETS:
 Beginning of year                       301,600               18,840
                                     -----------            ---------
 End of year                            $393,966              $33,408
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              FIDELITY VIP
                                  FIDELITY VIP          FIDELITY VIP            GROWTH &
                                VALUE STRATEGIES          BALANCED               INCOME
                                    PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $109                $4,114                 $(762)
 Net realized gain (loss) on
  security transactions                  (152)               (1,819)               (1,634)
 Net realized gain on
  distributions                            --                   666                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,176                77,309                29,908
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,133                80,270                27,512
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                 4,850                 1,549
 Net transfers                         56,192                64,312                  (939)
 Surrenders for benefit
  payments and fees                    (3,941)              (37,086)               (7,744)
 Net loan activity                         --                83,288                    --
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    52,251               115,364                (7,134)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets                           62,384               195,634                20,378
NET ASSETS:
 Beginning of year                      6,629               148,663               112,808
                                    ---------            ----------            ----------
 End of year                          $69,013              $344,297              $133,186
                                    =========            ==========            ==========


                                     TEMPLETON               FRANKLIN              FRANKLIN
                                     DEVELOPING                HIGH               STRATEGIC
                                   MARKETS TRUST           INCOME FUND           INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,971                $5,437               $16,191
 Net realized gain (loss) on
  security transactions                    5,641                   771                     9
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            387,662                19,147                63,257
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             404,274                25,355                79,457
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               245,610                87,479               681,450
 Net transfers                            23,666                  (559)               79,892
 Surrenders for benefit
  payments and fees                      (52,054)              (13,640)               (3,843)
 Net loan activity                          (104)                   --                   (12)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      217,118                73,280               757,487
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             621,392                98,635               836,944
NET ASSETS:
 Beginning of year                       456,658                23,962                19,188
                                    ------------            ----------            ----------
 End of year                          $1,078,050              $122,597              $856,132
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     TEMPLETON              FRANKLIN
                                       GLOBAL           U.S. GOVERNMENT
                                     BOND FUND          SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $14,884               $13,870
 Net realized gain (loss) on
  security transactions                     132                    26
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            62,457                 2,809
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             77,473                16,705
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              518,803               830,955
 Net transfers                           63,444                10,548
 Surrenders for benefit
  payments and fees                      (5,385)              (31,929)
 Net loan activity                          (13)                  (81)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     576,849               809,493
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            654,322               826,198
NET ASSETS:
 Beginning of year                      156,259                10,119
                                     ----------            ----------
 End of year                           $810,581              $836,317
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                    SMALL CAP                MUTUAL                TEMPLETON
                                    VALUE FUND           DISCOVERY FUND           GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (15)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,358)                $10,250                 $22,561
 Net realized gain (loss) on
  security transactions                (10,149)                  3,136                  14,060
 Net realized gain on
  distributions                             --                   1,067                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          219,943                 544,187                 375,998
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           208,436                 558,640                 412,619
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             295,354               2,567,422               1,082,883
 Net transfers                           8,751                  80,885                  (1,874)
 Surrenders for benefit
  payments and fees                    (39,761)               (122,521)                (76,516)
 Net loan activity                         (99)                   (202)                    (67)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    264,245               2,525,584               1,004,426
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           472,681               3,084,224               1,417,045
NET ASSETS:
 Beginning of year                     487,868               1,309,731                 587,924
                                    ----------            ------------            ------------
 End of year                          $960,549              $4,393,955              $2,004,969
                                    ==========            ============            ============

                                                                                  FRANKLIN
                                      FRANKLIN               FRANKLIN               TOTAL
                                    INCOME FUND            GROWTH FUND           RETURN FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (16)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $194,451                  $523               $2,132
 Net realized gain (loss) on
  security transactions                      (51)                    1                    1
 Net realized gain on
  distributions                               --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            726,130                84,387                6,160
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             920,530                84,911                8,293
                                    ------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             2,306,859               270,791               81,716
 Net transfers                            69,083                45,516                1,874
 Surrenders for benefit
  payments and fees                     (171,758)              (10,746)                 (90)
 Net loan activity                           (54)                  (18)                  --
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,204,130               305,543               83,500
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets                           3,124,660               390,454               91,793
NET ASSETS:
 Beginning of year                     1,393,430                13,428                  279
                                    ------------            ----------            ---------
 End of year                          $4,518,090              $403,882              $92,072
                                    ============            ==========            =========

(15) Formerly Mutual Discovery Fund. Change effective May 1, 2009.

(16) Effective May 6, 2009, Franklin Capital Growth Fund merged with Franklin Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       FRANKLIN
                                    BALANCE SHEET              MUTUAL
                                   INVESTMENT FUND           BEACON FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23,607                 $7,335
 Net realized gain (loss) on
  security transactions                    (3,629)              (149,409)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             663,633                275,877
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              683,611                133,803
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                522,189                234,804
 Net transfers                           (183,248)               (29,708)
 Surrenders for benefit
  payments and fees                      (205,475)               (62,387)
 Net loan activity                            (79)                  (118)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       133,387                142,591
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              816,998                276,394
NET ASSETS:
 Beginning of year                      2,874,388                363,590
                                     ------------            -----------
 End of year                           $3,691,386               $639,984
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND                TARGET
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $47,552                 $(9,243)                $14,554
 Net realized gain (loss) on
  security transactions                   14,931                 (63,481)                    406
 Net realized gain on
  distributions                               --                      --                   5,103
 Net unrealized appreciation
  (depreciation) of
  investments during the year            701,011                 559,218                 154,901
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             763,494                 486,494                 174,964
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               753,870                 300,409                 717,483
 Net transfers                           (94,547)                  3,932                 252,867
 Surrenders for benefit
  payments and fees                     (268,781)               (413,393)                (17,015)
 Net loan activity                          (359)                    (80)                     (6)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      390,183                (109,132)                953,329
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,153,677                 377,362               1,128,293
NET ASSETS:
 Beginning of year                     2,386,452               1,075,939                 335,999
                                    ------------            ------------            ------------
 End of year                          $3,540,129              $1,453,301              $1,464,292
                                    ============            ============            ============

                                      FRANKLIN                FRANKLIN
                                     TEMPLETON               TEMPLETON
                                       GROWTH                 MODERATE               TEMPLETON
                                    TARGET FUND             TARGET FUND             FOREIGN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,637                 $35,023                 $31,439
 Net realized gain (loss) on
  security transactions                   (5,916)                  6,146                 116,301
 Net realized gain on
  distributions                              587                  20,088                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            446,936                 513,367               1,014,584
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             462,244                 574,624               1,162,324
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               973,144               1,525,693                 687,657
 Net transfers                           157,934                  87,061                  34,205
 Surrenders for benefit
  payments and fees                      (56,186)                (92,439)               (485,634)
 Net loan activity                           (50)                    (57)                   (121)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,074,842               1,520,258                 236,107
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,537,086               2,094,882               1,398,431
NET ASSETS:
 Beginning of year                       786,836               1,414,523               2,143,189
                                    ------------            ------------            ------------
 End of year                          $2,323,922              $3,509,405              $3,541,620
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     FRANKLIN
                                   SMALL-MID CAP         GE PREMIER
                                      GROWTH               GROWTH
                                  SECURITIES FUND        EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(118)                $(98)
 Net realized gain (loss) on
  security transactions                    (41)              (1,387)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,361                8,624
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,202                7,139
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                   3                3,451
 Net transfers                              --               22,473
 Surrenders for benefit
  payments and fees                         (1)                  (6)
 Net loan activity                          --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          2               25,918
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             6,204               33,057
NET ASSETS:
 Beginning of year                      14,441                6,180
                                     ---------            ---------
 End of year                           $20,645              $39,237
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      GOLDMAN SACHS       GOLDMAN SACHS
                                  GOLDMAN SACHS          CAPITAL           CORE FIXED
                                  BALANCED FUND        GROWTH FUND         INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $975               $(88)                $484
 Net realized gain (loss) on
  security transactions                     9                 (1)                  (1)
 Net realized gain on
  distributions                            --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,521              2,856                2,305
                                    ---------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,505              2,767                2,788
                                    ---------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                             51,567              1,964               25,788
 Net transfers                             --                 --                  (48)
 Surrenders for benefit
  payments and fees                      (954)               (41)              (1,446)
 Net loan activity                        (14)                --                   --
                                    ---------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    50,599              1,923               24,294
                                    ---------            -------            ---------
 Net increase (decrease) in
  net assets                           60,104              4,690               27,082
NET ASSETS:
 Beginning of year                      2,691              4,709                8,798
                                    ---------            -------            ---------
 End of year                          $62,795             $9,399              $35,880
                                    =========            =======            =========

                                  GOLDMAN SACHS         GOLDMAN SACHS          GOLDMAN SACHS
                                 STRUCTURED U.S.          GOVERNMENT              GROWTH &
                                   EQUITY FUND           INCOME FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2                   $19,389                $7,855
 Net realized gain (loss) on
  security transactions                  --                     1,255                  (974)
 Net realized gain on
  distributions                          --                    21,994                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21                    (5,163)              122,668
                                      -----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             23                    37,475               129,549
                                      -----              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              172                 1,402,144               195,246
 Net transfers                           (2)                  (39,599)               13,186
 Surrenders for benefit
  payments and fees                     (20)                  (73,636)              (40,161)
 Net loan activity                       --                       (86)                   --
                                      -----              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     150                 1,288,823               168,271
                                      -----              ------------            ----------
 Net increase (decrease) in
  net assets                            173                 1,326,298               297,820
NET ASSETS:
 Beginning of year                       22                   116,522               543,923
                                      -----              ------------            ----------
 End of year                           $195                $1,442,820              $841,743
                                      =====              ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       GOLDMAN SACHS
                                   GOLDMAN SACHS       CONCENTRATED
                                      GROWTH           INTERNATIONAL
                                OPPORTUNITIES FUND      EQUITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (1)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(623)               $21
 Net realized gain (loss) on
  security transactions                   907                 --
 Net realized gain on
  distributions                            --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          47,340                114
                                     --------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                           47,624                135
                                     --------             ------
UNIT TRANSACTIONS:
 Purchases                             93,207              1,287
 Net transfers                         (1,887)                10
 Surrenders for benefit
  payments and fees                    (6,039)               (14)
 Net loan activity                        (42)                --
                                     --------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    85,239              1,283
                                     --------             ------
 Net increase (decrease) in
  net assets                          132,863              1,418
NET ASSETS:
 Beginning of year                     13,789                 --
                                     --------             ------
 End of year                         $146,652             $1,418
                                     ========             ======

(1)  Funded as of March 5, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                    MID CAP            SMALL CAP           STRATEGIC
                                   VALUE FUND          VALUE FUND         GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (17)
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $21,667              $2,884             $(11)
 Net realized gain (loss) on
  security transactions                38,361               7,090               --
 Net realized gain on
  distributions                            --                  --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         874,624             291,163              387
                                   ----------          ----------           ------
 Net increase (decrease) in
  net assets resulting from
  operations                          934,652             301,137              376
                                   ----------          ----------           ------
UNIT TRANSACTIONS:
 Purchases                            709,185           1,022,311            2,716
 Net transfers                        (81,452)             (2,373)              (3)
 Surrenders for benefit
  payments and fees                  (423,259)            (65,681)             (26)
 Net loan activity                       (360)                (28)              --
                                   ----------          ----------           ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   204,114             954,229            2,687
                                   ----------          ----------           ------
 Net increase (decrease) in
  net assets                        1,138,766           1,255,366            3,063
NET ASSETS:
 Beginning of year                  2,684,825             280,946               --
                                   ----------          ----------           ------
 End of year                       $3,823,591          $1,536,312           $3,063
                                   ==========          ==========           ======

                                GOLDMAN SACHS     GOLDMAN SACHS    GOLDMAN SACHS
                                     HIGH           LARGE CAP      SMALL/MID CAP
                                  YIELD FUND       VALUE FUND       GROWTH FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $36,860             $254             $(304)
 Net realized gain (loss) on
  security transactions               8,941               16                19
 Net realized gain on
  distributions                          --               --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       129,552            7,820            16,682
                                   --------          -------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                        175,353            8,090            16,397
                                   --------          -------          --------
UNIT TRANSACTIONS:
 Purchases                          191,238           58,797            79,914
 Net transfers                       87,193              960            70,512
 Surrenders for benefit
  payments and fees                 (61,820)          (1,051)           (1,104)
 Net loan activity                      (21)              (3)               --
                                   --------          -------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 216,590           58,703           149,322
                                   --------          -------          --------
 Net increase (decrease) in
  net assets                        391,943           66,793           165,719
NET ASSETS:
 Beginning of year                  274,751              967                --
                                   --------          -------          --------
 End of year                       $666,694          $67,760          $165,719
                                   ========          =======          ========

(4)  From inception March 5, 2009 to December 31, 2009.

(17) Funded as of February 3, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     JOHN HANCOCK              HARTFORD
                                      SMALL CAP                ADVISERS
                                     EQUITY FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6,783)               $114,964
 Net realized gain (loss) on
  security transactions                   (15,865)               (214,528)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             509,604               1,923,065
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              486,956               1,823,501
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                198,447                 347,409
 Net transfers                            123,410                (367,522)
 Surrenders for benefit
  payments and fees                      (383,474)               (603,448)
 Net loan activity                            (35)                    (26)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (61,652)               (623,587)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              425,304               1,199,914
NET ASSETS:
 Beginning of year                        894,048               6,723,058
                                     ------------            ------------
 End of year                           $1,319,352              $7,922,972
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                 HARTFORD
                                   TOTAL              CAPITAL                 DIVIDEND
                                RETURN BOND        APPRECIATION              AND GROWTH
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $447,093             $72,232                $136,773
 Net realized gain (loss) on
  security transactions               53,654             (88,972)               (278,795)
 Net realized gain on
  distributions                           --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,245,287           8,750,887               2,061,471
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,746,034           8,734,147               1,919,449
                               -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         3,140,347           2,406,176               1,809,161
 Net transfers                       154,452            (854,253)               (490,811)
 Surrenders for benefit
  payments and fees               (2,304,018)         (3,007,552)               (974,344)
 Net loan activity                   150,201              72,565                  66,029
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,140,982          (1,383,064)                410,035
                               -------------       -------------            ------------
 Net increase (decrease) in
  net assets                       2,887,016           7,351,083               2,329,484
NET ASSETS:
 Beginning of year                11,617,684          19,463,100               7,611,246
                               -------------       -------------            ------------
 End of year                     $14,504,700         $26,814,183              $9,940,730
                               =============       =============            ============

                                    HARTFORD
                                     GLOBAL               HARTFORD               HARTFORD
                                    ADVISERS           GLOBAL EQUITY          GLOBAL HEALTH
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(350)               $1,216                   $(817)
 Net realized gain (loss) on
  security transactions               (35,518)              (10,034)                  7,071
 Net realized gain on
  distributions                            --                    --                   1,341
 Net unrealized appreciation
  (depreciation) of
  investments during the year          40,515               126,407                 194,516
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,647               117,589                 202,111
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,351                74,263                 191,527
 Net transfers                        (11,481)               (1,698)                (31,479)
 Surrenders for benefit
  payments and fees                   (58,130)              (47,115)               (120,819)
 Net loan activity                         --                   (41)                    (58)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (62,260)               25,409                  39,171
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                          (57,613)              142,998                 241,282
NET ASSETS:
 Beginning of year                     95,525               278,388                 844,058
                                    ---------            ----------            ------------
 End of year                          $37,912              $421,386              $1,085,340
                                    =========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         HARTFORD
                                     HARTFORD           DISCIPLINED
                                   GLOBAL GROWTH          EQUITY
                                     HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(42)                $7
 Net realized gain (loss) on
  security transactions                    862                 10
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,213                401
                                     ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,033                418
                                     ---------            -------
UNIT TRANSACTIONS:
 Purchases                              22,713              1,333
 Net transfers                            (707)                --
 Surrenders for benefit
  payments and fees                     (4,478)              (145)
 Net loan activity                          --                 --
                                     ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     17,528              1,188
                                     ---------            -------
 Net increase (decrease) in
  net assets                            26,561              1,606
NET ASSETS:
 Beginning of year                       5,009                807
                                     ---------            -------
 End of year                           $31,570             $2,413
                                     =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                     HARTFORD                GROWTH                 HARTFORD
                                      GROWTH             OPPORTUNITIES               INDEX
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (18)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(943)                $(6,606)                $94,703
 Net realized gain (loss) on
  security transactions                 (6,635)                (51,507)               (138,869)
 Net realized gain on
  distributions                             --                      --                   3,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,217                 424,717               1,630,880
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            70,639                 366,604               1,590,030
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             104,595                 852,592               1,151,298
 Net transfers                          (5,375)                (93,326)               (351,506)
 Surrenders for benefit
  payments and fees                     (9,901)                (68,137)               (824,453)
 Net loan activity                         (11)                   (121)                 89,778
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     89,308                 691,008                  65,117
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           159,947               1,057,612               1,655,147
NET ASSETS:
 Beginning of year                     173,013                 718,260               6,123,586
                                    ----------            ------------            ------------
 End of year                          $332,960              $1,775,872              $7,778,733
                                    ==========            ============            ============

                                     HARTFORD               HARTFORD
                                  INTERNATIONAL          INTERNATIONAL              HARTFORD
                                      GROWTH             OPPORTUNITIES               MIDCAP
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $974                 $17,962                  $6,760
 Net realized gain (loss) on
  security transactions                  1,561                 (22,606)                 (9,393)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,377                 386,209               1,765,857
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,912                 381,565               1,763,224
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              22,522                 108,806                 861,802
 Net transfers                          19,593                (198,361)               (227,193)
 Surrenders for benefit
  payments and fees                     (4,697)                (99,861)               (646,559)
 Net loan activity                          --                     (40)                    (82)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     37,418                (189,456)                (12,032)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            65,330                 192,109               1,751,192
NET ASSETS:
 Beginning of year                      89,400               1,235,708               5,679,508
                                    ----------            ------------            ------------
 End of year                          $154,730              $1,427,817              $7,430,700
                                    ==========            ============            ============

(18) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET            SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(73,362)               $(12,065)
 Net realized gain (loss) on
  security transactions                         --                  (2,810)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                 520,329
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (73,362)                505,454
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,297,608                 543,986
 Net transfers                          (1,356,101)                (79,662)
 Surrenders for benefit
  payments and fees                     (1,670,787)               (116,792)
 Net loan activity                         116,216                     (56)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,386,936                 347,476
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             1,313,574                 852,930
NET ASSETS:
 Beginning of year                      10,797,639               1,546,010
                                     -------------            ------------
 End of year                           $12,111,213              $2,398,940
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                     HARTFORD               HARTFORD             U.S. GOVERNMENT
                                 SMALLCAP GROWTH             STOCK                 SECURITIES
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(817)                $54,810                 $(12,612)
 Net realized gain (loss) on
  security transactions                  1,398                  (7,133)                 (64,238)
 Net realized gain on
  distributions                             --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,132               1,754,372                  100,989
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,713               1,802,049                   24,139
                                    ----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              45,183                 411,026                   24,235
 Net transfers                          (8,568)                101,371               (1,766,349)
 Surrenders for benefit
  payments and fees                     (2,653)               (289,260)                 (74,412)
 Net loan activity                          (1)                     (3)                      --
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     33,961                 223,134               (1,816,526)
                                    ----------            ------------            -------------
 Net increase (decrease) in
  net assets                            62,674               2,025,183               (1,792,387)
NET ASSETS:
 Beginning of year                      56,054               4,348,644                2,715,160
                                    ----------            ------------            -------------
 End of year                          $118,728              $6,373,827                 $922,773
                                    ==========            ============            =============

                                      HARTFORD             THE HARTFORD          THE HARTFORD
                                       VALUE                  TARGET                TARGET
                                   OPPORTUNITIES            RETIREMENT            RETIREMENT
                                      HLS FUND              2010 FUND             2020 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,724                $7,902                $7,517
 Net realized gain (loss) on
  security transactions                   15,146                    10                   264
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            303,565                36,506               125,704
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             322,435                44,418               133,485
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               250,546               430,586               601,499
 Net transfers                            23,750                  (152)                5,849
 Surrenders for benefit
  payments and fees                      (30,973)                 (346)              (16,192)
 Net loan activity                           (48)                   --                   (81)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      243,275               430,088               591,075
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             565,710               474,506               724,560
NET ASSETS:
 Beginning of year                       552,223                 2,998                15,174
                                    ------------            ----------            ----------
 End of year                          $1,117,933              $477,504              $739,734
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    THE HARTFORD
                                       TARGET            THE HARTFORD
                                     RETIREMENT          DIVIDEND AND
                                     2030 FUND            GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (4)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,078                 $162
 Net realized gain (loss) on
  security transactions                     173                   30
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            91,357                6,992
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             94,608                7,184
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              483,400               37,993
 Net transfers                           11,168               (3,997)
 Surrenders for benefit
  payments and fees                     (12,371)                (262)
 Net loan activity                          (73)                  --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     482,124               33,734
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            576,732               40,918
NET ASSETS:
 Beginning of year                       14,203                   --
                                     ----------            ---------
 End of year                           $590,935              $40,918
                                     ==========            =========

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD            THE HARTFORD               HARTFORD
                                      SMALL               TOTAL RETURN                GLOBAL
                                  COMPANY FUND              BOND FUND              HEALTH FUND
                                 SUB-ACCOUNT (4)      SUB-ACCOUNT (19)(20)       SUB-ACCOUNT (21)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(83)                 $1,589                  $ --
 Net realized gain (loss) on
  security transactions                     3                   7,244                    --
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,112                      (5)                    3
                                    ---------               ---------                  ----
 Net increase (decrease) in
  net assets resulting from
  operations                            4,032                   8,828                     3
                                    ---------               ---------                  ----
UNIT TRANSACTIONS:
 Purchases                             38,981                  79,366                    70
 Net transfers                          1,642                  (3,786)                   --
 Surrenders for benefit
  payments and fees                      (101)                   (283)                   (2)
 Net loan activity                         --                      --                    --
                                    ---------               ---------                  ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    40,522                  75,297                    68
                                    ---------               ---------                  ----
 Net increase (decrease) in
  net assets                           44,554                  84,125                    71
NET ASSETS:
 Beginning of year                         --                      --                    --
                                    ---------               ---------                  ----
 End of year                          $44,554                 $84,125                   $71
                                    =========               =========                  ====

                                   THE HARTFORD           THE HARTFORD          THE HARTFORD
                                      GROWTH             EQUITY GROWTH            BALANCED
                                OPPORTUNITIES FUND      ALLOCATION FUND       ALLOCATION FUND
                                 SUB-ACCOUNT (22)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6)                  $(115)               $5,312
 Net realized gain (loss) on
  security transactions                    --                      76                    23
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             260                  37,504               129,562
                                      -------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              254                  37,465               134,897
                                      -------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              8,615                 170,737               713,371
 Net transfers                             --                      --                 2,739
 Surrenders for benefit
  payments and fees                        (3)                 (6,090)               (4,264)
 Net loan activity                         --                      (5)                   --
                                      -------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,612                 164,642               711,846
                                      -------              ----------            ----------
 Net increase (decrease) in
  net assets                            8,866                 202,107               846,743
NET ASSETS:
 Beginning of year                         --                   8,131                11,690
                                      -------              ----------            ----------
 End of year                           $8,866                $210,238              $858,433
                                      =======              ==========            ==========

(4)  From inception March 5, 2009 to December 31, 2009.

(19) Funded as of October 2, 2009.

(20) Effective October 2, 2009, Hartford Income Allocation Fund merged with Hartford Total Return Bond Fund.

(21) Funded as of October 26, 2009.

(22) Funded as of October 6, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    THE HARTFORD           THE HARTFORD
                                    CONSERVATIVE             CAPITAL
                                  ALLOCATION FUND       APPRECIATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,413                $(19,092)
 Net realized gain (loss) on
  security transactions                     (17)                  7,123
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            53,250                 779,488
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,646                 767,519
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              444,202               2,405,226
 Net transfers                           15,109                 116,138
 Surrenders for benefit
  payments and fees                      (3,538)               (116,992)
 Net loan activity                           --                    (122)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     455,773               2,404,250
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            514,419               3,171,769
NET ASSETS:
 Beginning of year                            8                 122,641
                                     ----------            ------------
 End of year                           $514,427              $3,294,410
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD                                 HARTFORD
                                      GROWTH               HARTFORD             INFLATION
                                 ALLOCATION FUND         MONEY MARKET           PLUS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (4)       SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,291               $(1,124)                 $26
 Net realized gain (loss) on
  security transactions                     19                    --                   --
 Net realized gain on
  distributions                             --                    --                   14
 Net unrealized appreciation
  (depreciation) of
  investments during the year          103,803                    --                 (181)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           105,113                (1,124)                (141)
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             450,216               544,269               74,490
 Net transfers                           7,075                   464                    8
 Surrenders for benefit
  payments and fees                     (8,958)              (14,894)                 (28)
 Net loan activity                         (62)                  (26)                  --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    448,271               529,813               74,470
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           553,384               528,689               74,329
NET ASSETS:
 Beginning of year                      12,717                    --                   --
                                    ----------            ----------            ---------
 End of year                          $566,101              $528,689              $74,329
                                    ==========            ==========            =========

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                     2015 FUND             2025 FUND             2035 FUND
                                 SUB-ACCOUNT (23)      SUB-ACCOUNT (23)      SUB-ACCOUNT (23)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $497                  $38                   $264
 Net realized gain (loss) on
  security transactions                     --                   --                     --
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,151                  425                    839
                                     ---------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,648                  463                  1,103
                                     ---------              -------              ---------
UNIT TRANSACTIONS:
 Purchases                              38,766                5,398                 34,021
 Net transfers                             200                  196                     75
 Surrenders for benefit
  payments and fees                        (77)                 (28)                   (44)
 Net loan activity                          --                   --                     --
                                     ---------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     38,889                5,566                 34,052
                                     ---------              -------              ---------
 Net increase (decrease) in
  net assets                            40,537                6,029                 35,155
NET ASSETS:
 Beginning of year                          --                   --                     --
                                     ---------              -------              ---------
 End of year                           $40,537               $6,029                $35,155
                                     =========              =======              =========

(4)  From inception March 5, 2009 to December 31, 2009.

(23) From inception January 15, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   THE HARTFORD       THE HARTFORD
                                      TARGET             TARGET
                                    RETIREMENT         RETIREMENT
                                    2040 FUND           2045 FUND
                                 SUB-ACCOUNT (23)   SUB-ACCOUNT (23)
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $139                 $5
 Net realized gain (loss) on
  security transactions                   23                 --
 Net realized gain on
  distributions                           --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            907                 25
                                     -------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,069                 30
                                     -------             ------
UNIT TRANSACTIONS:
 Purchases                            20,751              1,409
 Net transfers                           195                 --
 Surrenders for benefit
  payments and fees                      (67)                (8)
 Net loan activity                        --                 --
                                     -------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   20,879              1,401
                                     -------             ------
 Net increase (decrease) in
  net assets                          21,948              1,431
NET ASSETS:
 Beginning of year                        --                 --
                                     -------             ------
 End of year                         $21,948             $1,431
                                     =======             ======

(23) From inception January 15, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 THE HARTFORD
                                    TARGET        HOTCHKIS AND WILEY
                                  RETIREMENT           LARGE CAP          AIM V.I.
                                   2050 FUND          VALUE FUND       TECHNOLOGY FUND
                                SUB-ACCOUNT (4)       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $29              $11,780              $(272)
 Net realized gain (loss) on
  security transactions                 --                6,993                (69)
 Net realized gain on
  distributions                         --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          198              127,594             17,857
                                    ------             --------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                           227              146,367             17,516
                                    ------             --------            -------
UNIT TRANSACTIONS:
 Purchases                           5,108              108,173                449
 Net transfers                          --              (14,258)            21,451
 Surrenders for benefit
  payments and fees                     --              (67,064)                --
 Net loan activity                      --                  (95)                --
                                    ------             --------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  5,108               26,756             21,900
                                    ------             --------            -------
 Net increase (decrease) in
  net assets                         5,335              173,123             39,416
NET ASSETS:
 Beginning of year                      --              411,596             26,805
                                    ------             --------            -------
 End of year                        $5,335             $584,719            $66,221
                                    ======             ========            =======


                                     AIM
                                  FINANCIAL            AIM               AIM
                                SERVICES FUND      LEISURE FUND    TECHNOLOGY FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $8,553            $3,569           $(2,004)
 Net realized gain (loss) on
  security transactions               8,850            (4,732)            5,150
 Net realized gain on
  distributions                          --                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        80,965            96,473           156,711
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         98,368            95,310           159,857
                                   --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                           61,423            42,538            69,339
 Net transfers                       44,558             9,039            66,519
 Surrenders for benefit
  payments and fees                 (14,638)          (84,558)          (22,539)
 Net loan activity                       (9)              (14)              (10)
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  91,334           (32,995)          113,309
                                   --------          --------          --------
 Net increase (decrease) in
  net assets                        189,702            62,315           273,166
NET ASSETS:
 Beginning of year                  198,176           296,733           211,756
                                   --------          --------          --------
 End of year                       $387,878          $359,048          $484,922
                                   ========          ========          ========

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      IVY GLOBAL
                                       NATURAL             IVY LARGE CAP
                                    RESOURCES FUND          GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6,751)                 $396
 Net realized gain (loss) on
  security transactions                     2,921                    10
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             442,471                32,271
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              438,641                32,677
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                439,616               202,830
 Net transfers                             65,744                 2,497
 Surrenders for benefit
  payments and fees                       (45,347)               (1,013)
 Net loan activity                            (34)                  (30)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       459,979               204,284
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              898,620               236,961
NET ASSETS:
 Beginning of year                        392,361                   888
                                     ------------            ----------
 End of year                           $1,290,981              $237,849
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   IVY SCIENCE &           IVY ASSET            JANUS ASPEN
                                  TECHNOLOGY FUND        STRATEGY FUND        FORTY PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (4)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(255)                  $36                $(12,241)
 Net realized gain (loss) on
  security transactions                    412                    (9)                (69,206)
 Net realized gain on
  distributions                            258                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,397                   514                 764,399
                                     ---------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,812                   541                 682,952
                                     ---------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              38,772                15,504                  57,079
 Net transfers                          (4,264)                   --                  13,159
 Surrenders for benefit
  payments and fees                       (564)                 (791)               (135,566)
 Net loan activity                          --                   (17)                 70,213
                                     ---------             ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     33,944                14,696                   4,885
                                     ---------             ---------            ------------
 Net increase (decrease) in
  net assets                            42,756                15,237                 687,837
NET ASSETS:
 Beginning of year                       1,420                    --               1,578,113
                                     ---------             ---------            ------------
 End of year                           $44,176               $15,237              $2,265,950
                                     =========             =========            ============

                                   JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                    WORLDWIDE            ENTERPRISE             BALANCED
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (47)     SUB-ACCOUNT (24)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,358                $(164)               $5,614
 Net realized gain (loss) on
  security transactions                (13,130)              (4,724)                  351
 Net realized gain on
  distributions                             --                   --                 8,306
 Net unrealized appreciation
  (depreciation) of
  investments during the year          112,089               14,289                38,037
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           101,317                9,401                52,308
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,176                2,320                 9,116
 Net transfers                         (58,465)             (15,455)               47,116
 Surrenders for benefit
  payments and fees                    (21,544)                  (1)               (3,107)
 Net loan activity                      24,454                   --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (41,379)             (13,136)               53,125
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            59,938               (3,735)              105,433
NET ASSETS:
 Beginning of year                     302,920               30,665               187,314
                                    ----------            ---------            ----------
 End of year                          $362,858              $26,930              $292,747
                                    ==========            =========            ==========

(4)  From inception March 5, 2009 to December 31, 2009.

(24) Formerly Janus Aspen Mid Cap Growth Portfolio. Change effective May 1,
     2009.

(47) Formerly Janus Aspen Worldwide Growth. Change effective May 1, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    JANUS ASPEN
                                      OVERSEAS               JANUS
                                     PORTFOLIO           BALANCED FUND
                                  SUB-ACCOUNT (25)     SUB-ACCOUNT (26)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(302)                $2
 Net realized gain (loss) on
  security transactions                 (10,759)                --
 Net realized gain on
  distributions                           5,911                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           130,826                 11
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                            125,676                 13
                                     ----------              -----
UNIT TRANSACTIONS:
 Purchases                               26,553                982
 Net transfers                           79,526                 --
 Surrenders for benefit
  payments and fees                      (3,118)                (2)
 Net loan activity                           --                 --
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     102,961                980
                                     ----------              -----
 Net increase (decrease) in
  net assets                            228,637                993
NET ASSETS:
 Beginning of year                      175,550                 --
                                     ----------              -----
 End of year                           $404,187               $993
                                     ==========              =====

(25) Formerly Janus Aspen International Growth Portfolio. Change effective May 1, 2009.

(26) From inception July 2, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JANUS
                                     FLEXIBLE                 JANUS                  JANUS
                                     BOND FUND              FORTY FUND           WORLDWIDE FUND
                                 SUB-ACCOUNT (27)        SUB-ACCOUNT (28)       SUB-ACCOUNT (29)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $306                 $(23,515)              $13,351
 Net realized gain (loss) on
  security transactions                    219                 (140,370)              (35,532)
 Net realized gain on
  distributions                            180                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              427                1,558,023                96,539
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,132                1,394,138                74,358
                                     ---------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              11,731                1,571,909                35,837
 Net transfers                            (496)                 (89,372)               (7,769)
 Surrenders for benefit
  payments and fees                        (13)                (345,124)              (25,703)
 Net loan activity                          --                     (209)                  (11)
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,222                1,137,204                 2,354
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets                            12,354                2,531,342                76,712
NET ASSETS:
 Beginning of year                         340                2,757,906               155,814
                                     ---------             ------------            ----------
 End of year                           $12,694               $5,289,248              $232,526
                                     =========             ============            ==========

                                      JANUS
                                     MID CAP                  JANUS                     JANUS
                                    VALUE FUND           ENTERPRISE FUND            OVERSEAS FUND
                                 SUB-ACCOUNT (23)      SUB-ACCOUNT (23)(30)      SUB-ACCOUNT (23)(31)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                    $(1,402)                    $4,599
 Net realized gain (loss) on
  security transactions                  --                      8,823                   (721,928)
 Net realized gain on
  distributions                          --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1                     54,465                  2,771,123
                                       ----                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1                     61,886                  2,053,794
                                       ----                 ----------               ------------
UNIT TRANSACTIONS:
 Purchases                               50                    193,233                  1,746,454
 Net transfers                           --                     54,513                   (239,518)
 Surrenders for benefit
  payments and fees                      (2)                    (7,359)                  (443,453)
 Net loan activity                       --                        (29)                      (306)
                                       ----                 ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      48                    240,358                  1,063,177
                                       ----                 ----------               ------------
 Net increase (decrease) in
  net assets                             49                    302,244                  3,116,971
NET ASSETS:
 Beginning of year                       --                      8,151                  2,399,561
                                       ----                 ----------               ------------
 End of year                            $49                   $310,395                 $5,516,532
                                       ====                 ==========               ============

(23) From inception January 15, 2009 to December 31, 2009.

(27) Formerly Janus Adviser Flexible Bond Fund. Change effective July 2, 2009.

(28) Formerly Janus Adviser Forty Fund. Change effective July 2, 2009.

(29) Formerly Janus Adviser Worldwide Fund. Change effective July 2, 2009.

(30) Effective July 2, 2009, Janus Adviser Mid Cap Growth Fund merged with Janus Enterprise Fund.

(31) Effective July 2, 2009, Janus Adviser International Growth Fund merged with Janus Overseas Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      JENNISON
                                       MID-CAP           JENNISON 20/20
                                  GROWTH FUND, INC.        FOCUS FUND
                                   SUB-ACCOUNT (4)       SUB-ACCOUNT (4)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $27                $ --
 Net realized gain (loss) on
  security transactions                       3                  --
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,904                   9
                                      ---------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                              2,934                   9
                                      ---------               -----
UNIT TRANSACTIONS:
 Purchases                               60,786                 384
 Net transfers                             (619)                 (1)
 Surrenders for benefit
  payments and fees                         480                 (11)
 Net loan activity                           (2)                 --
                                      ---------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      60,645                 372
                                      ---------               -----
 Net increase (decrease) in
  net assets                             63,579                 381
NET ASSETS:
 Beginning of year                           --                  --
                                      ---------               -----
 End of year                            $63,579                $381
                                      =========               =====

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN             JPMORGAN             JPMORGAN
                                      CORE               SMALL CAP            SMALL CAP
                                    BOND FUND           EQUITY FUND          GROWTH FUND
                                 SUB-ACCOUNT (4)      SUB-ACCOUNT (4)      SUB-ACCOUNT (4)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $91                 $(60)                $(43)
 Net realized gain (loss) on
  security transactions                    --                   (1)                  --
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (82)               3,254                2,417
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                9                3,193                2,374
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             13,419               43,681               38,053
 Net transfers                            149               40,771                   --
 Surrenders for benefit
  payments and fees                       (17)                 298                  (11)
 Net loan activity                         --                   --                   --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    13,551               84,750               38,042
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                           13,560               87,943               40,416
NET ASSETS:
 Beginning of year                         --                   --                   --
                                    ---------            ---------            ---------
 End of year                          $13,560              $87,943              $40,416
                                    =========            =========            =========

                                    JPMORGAN                KEELEY
                                    U.S. REAL             SMALL CAP           LOOMIS SAYLES
                                   ESTATE FUND            VALUE FUND            BOND FUND
                                 SUB-ACCOUNT (4)         SUB-ACCOUNT         SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4)                 $(2,211)             $ --
 Net realized gain (loss) on
  security transactions                   --                    4,209                --
 Net realized gain on
  distributions                           --                       --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            114                  203,783                --
                                     -------             ------------              ----
 Net increase (decrease) in
  net assets resulting from
  operations                             110                  205,781                --
                                     -------             ------------              ----
UNIT TRANSACTIONS:
 Purchases                             2,382                  262,833                35
 Net transfers                            --                  (12,658)               --
 Surrenders for benefit
  payments and fees                       --                 (100,892)               (1)
 Net loan activity                        --                      (63)               --
                                     -------             ------------              ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,382                  149,220                34
                                     -------             ------------              ----
 Net increase (decrease) in
  net assets                           2,492                  355,001                34
NET ASSETS:
 Beginning of year                        --                  815,779                --
                                     -------             ------------              ----
 End of year                          $2,492               $1,170,780               $34
                                     =======             ============              ====

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       LORD ABBETT
                                   LORD ABBETT         FUNDAMENTAL
                                 AFFILIATED FUND       EQUITY FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (32)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,762)            $(3,917)
 Net realized gain (loss) on
  security transactions                 9,671               8,725
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          64,561              98,747
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           72,470             103,555
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                            234,300             408,062
 Net transfers                        (27,477)            (17,102)
 Surrenders for benefit
  payments and fees                   (27,459)            (30,218)
 Net loan activity                        (81)                (13)
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   179,283             360,729
                                     --------            --------
 Net increase (decrease) in
  net assets                          251,753             464,284
NET ASSETS:
 Beginning of year                    146,187             103,741
                                     --------            --------
 End of year                         $397,940            $568,025
                                     ========            ========

(32) Formerly Lord Abbett All Value Fund. Change effective July 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 LORD ABBETT        LORD ABBETT         LORD ABBETT
                                     BOND              GROWTH             CLASSIC
                                DEBENTURE FUND   OPPORTUNITIES FUND      STOCK FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (33)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $32,431             $(427)               $(15)
 Net realized gain (loss) on
  security transactions                 621                 1                  (3)
 Net realized gain on
  distributions                          --                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       118,819            15,312               8,524
                                   --------           -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                        151,871            14,886               8,506
                                   --------           -------             -------
UNIT TRANSACTIONS:
 Purchases                          523,036            45,421              53,182
 Net transfers                      (45,578)           20,494                (132)
 Surrenders for benefit
  payments and fees                 (21,672)             (505)               (767)
 Net loan activity                      (61)              (17)                 --
                                   --------           -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 455,725            65,393              52,283
                                   --------           -------             -------
 Net increase (decrease) in
  net assets                        607,596            80,279              60,789
NET ASSETS:
 Beginning of year                  265,542             2,734               4,023
                                   --------           -------             -------
 End of year                       $873,138           $83,013             $64,812
                                   ========           =======             =======

                                  LORD ABBETT        LORD ABBETT        LORD ABBETT
                                    CAPITAL             TOTAL            SMALL CAP
                                 STRUCTURE FUND      RETURN FUND         BLEND FUND
                                SUB-ACCOUNT (34)     SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $993              $3,241            $(10,058)
 Net realized gain (loss) on
  security transactions                 439                 990              (4,709)
 Net realized gain on
  distributions                          --               1,701                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         7,687               7,801             419,129
                                    -------            --------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          9,119              13,733             404,362
                                    -------            --------          ----------
UNIT TRANSACTIONS:
 Purchases                           76,346             167,241           1,161,661
 Net transfers                           --               4,017             (36,644)
 Surrenders for benefit
  payments and fees                  (1,022)             (2,768)           (163,544)
 Net loan activity                      (29)                (14)               (138)
                                    -------            --------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  75,295             168,476             961,335
                                    -------            --------          ----------
 Net increase (decrease) in
  net assets                         84,414             182,209           1,365,697
NET ASSETS:
 Beginning of year                    2,316               1,342             848,414
                                    -------            --------          ----------
 End of year                        $86,730            $183,551          $2,214,111
                                    =======            ========          ==========

(33) Formerly Lord Abbett Large-Cap Core Fund. Change effective July 1, 2009.

(34) Formerly Lord Abbett All Value Fund. Change effective July 1, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     LORD ABBETT           LORD ABBETT
                                     DEVELOPING           INTERNATIONAL
                                  GROWTH FUND, INC.      CORE EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(152)                  $270
 Net realized gain (loss) on
  security transactions                      (1)                    (5)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,388                 37,290
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,235                 37,555
                                      ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               35,645                103,995
 Net transfers                           19,492                    (70)
 Surrenders for benefit
  payments and fees                        (252)                  (185)
 Net loan activity                           (2)                    --
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      54,883                103,740
                                      ---------             ----------
 Net increase (decrease) in
  net assets                             59,118                141,295
NET ASSETS:
 Beginning of year                        1,397                  3,088
                                      ---------             ----------
 End of year                            $60,515               $144,383
                                      =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON
                                     CAPITAL               MARSHALL            MASSACHUSETTS
                                    MANAGEMENT             MID-CAP            INVESTORS GROWTH
                                VALUE TRUST, INC.         VALUE FUND             STOCK FUND
                                 SUB-ACCOUNT (35)        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $400                  $283                    $128
 Net realized gain (loss) on
  security transactions                (32,604)              (13,560)                (14,325)
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           96,945                48,714                 576,476
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            64,741                35,437                 562,279
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              36,734                39,949                 477,337
 Net transfers                         (12,273)                2,246                (102,378)
 Surrenders for benefit
  payments and fees                    (24,396)               (3,375)               (143,081)
 Net loan activity                         (22)                  (24)                     (1)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         43                38,796                 231,877
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            64,784                74,233                 794,156
NET ASSETS:
 Beginning of year                     165,098                66,057               1,245,193
                                    ----------            ----------            ------------
 End of year                          $229,882              $140,290              $2,039,349
                                    ==========            ==========            ============


                                                       MFS INTERNATIONAL
                                     MFS HIGH                 NEW               MFS MID CAP
                                    INCOME FUND          DISCOVERY FUND         GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $49,848                $1,086               $(3,657)
 Net realized gain (loss) on
  security transactions                  23,506                 2,183               (49,713)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           157,706                66,855               215,268
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            231,060                70,124               161,898
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               98,761                40,959               164,219
 Net transfers                           36,003                (3,578)              (31,825)
 Surrenders for benefit
  payments and fees                    (167,859)              (20,654)              (75,718)
 Net loan activity                          (21)                   --                    (9)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (33,116)               16,727                56,667
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                            197,944                86,851               218,565
NET ASSETS:
 Beginning of year                      457,248               145,052               339,930
                                    -----------            ----------            ----------
 End of year                           $655,192              $231,903              $558,495
                                    ===========            ==========            ==========

(35) Formerly Legg Mason Value Trust Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MFS RESEARCH            MFS TOTAL
                                  INTERNATIONAL FUND        RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,602                 $3,570
 Net realized gain (loss) on
  security transactions                      478                     10
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             23,472                 35,936
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              25,552                 39,516
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               155,938                221,114
 Net transfers                             4,717                 52,260
 Surrenders for benefit
  payments and fees                       (1,989)                (1,960)
 Net loan activity                            (5)                    --
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      158,661                271,414
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             184,213                310,930
NET ASSETS:
 Beginning of year                           607                 36,418
                                      ----------             ----------
 End of year                            $184,820               $347,348
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS                     MFS               MFS RESEARCH
                                   UTILITIES FUND            VALUE FUND             BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (36)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $92,911                 $19,262                 $815
 Net realized gain (loss) on
  security transactions                  (38,416)                 (7,971)                 367
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            806,943                 335,847                2,109
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             861,438                 347,138                3,291
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               714,257                 842,354               30,849
 Net transfers                          (100,970)                (91,814)                  --
 Surrenders for benefit
  payments and fees                     (341,351)               (252,122)             (16,876)
 Net loan activity                          (245)                   (102)                  --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      271,691                 498,316               13,973
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                           1,133,129                 845,454               17,264
NET ASSETS:
 Beginning of year                     2,420,185               1,333,757               20,101
                                    ------------            ------------            ---------
 End of year                          $3,553,314              $2,179,211              $37,365
                                    ============            ============            =========

                                 MFS MASSACHUSETTS
                                     INVESTORS             MFS CORE              MFS CORE
                                    TRUST FUND            GROWTH FUND          EQUITY FUND
                                  SUB-ACCOUNT (4)       SUB-ACCOUNT (4)      SUB-ACCOUNT (37)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7                 $ --                  $2,470
 Net realized gain (loss) on
  security transactions                    --                   --                  (2,875)
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                    4                 178,743
                                      -------                -----              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                7                    4                 178,338
                                      -------                -----              ----------
UNIT TRANSACTIONS:
 Purchases                              1,694                  504                  50,230
 Net transfers                             (6)                  --                 (23,616)
 Surrenders for benefit
  payments and fees                        (7)                  (5)                (23,663)
 Net loan activity                         --                   --                      --
                                      -------                -----              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,681                  499                   2,951
                                      -------                -----              ----------
 Net increase (decrease) in
  net assets                            1,688                  503                 181,289
NET ASSETS:
 Beginning of year                         --                   --                 549,144
                                      -------                -----              ----------
 End of year                           $1,688                 $503                $730,433
                                      =======                =====              ==========

(4)  Formerly AIM V.I. Financial Services Fund. Change effective April 30, 2010.

(36) Effective July 24, 2009, MFS Strategic Value Fund merged with MFS Value
     Fund.

(37) Effective July 24, 2009, MFS New Endeavor Fund merged with MFS Core Equity Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    MFS GOVERNMENT        MFS INTERNATIONAL
                                   SECURITIES FUND           VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (4)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,638                  $131
 Net realized gain (loss) on
  security transactions                        11                    --
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (909)                 (200)
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               13,740                   (69)
                                     ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,171,774                20,236
 Net transfers                             (4,691)                   74
 Surrenders for benefit
  payments and fees                       (10,556)                  (27)
 Net loan activity                            (34)                   --
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,156,493                20,283
                                     ------------             ---------
 Net increase (decrease) in
  net assets                            1,170,233                20,214
NET ASSETS:
 Beginning of year                          6,856                    --
                                     ------------             ---------
 End of year                           $1,177,089               $20,214
                                     ============             =========

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS               MFS CORE             MFS HIGH
                                 TECHNOLOGY FUND       EQUITY SERIES        INCOME SERIES
                                 SUB-ACCOUNT (4)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8)                  $56               $1,786
 Net realized gain (loss) on
  security transactions                   --                     5                  (16)
 Net realized gain on
  distributions                           --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            115                 3,289                7,791
                                     -------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             107                 3,350                9,561
                                     -------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             5,701                    --                4,067
 Net transfers                            --                 7,000                8,220
 Surrenders for benefit
  payments and fees                      (13)                   --                   --
 Net loan activity                        --                    --                   --
                                     -------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,688                 7,000               12,287
                                     -------             ---------            ---------
 Net increase (decrease) in
  net assets                           5,795                10,350               21,848
NET ASSETS:
 Beginning of year                        --                 7,460               12,367
                                     -------             ---------            ---------
 End of year                          $5,795               $17,810              $34,215
                                     =======             =========            =========

                                  MFS INVESTORS                                 BLACKROCK
                                     GROWTH            MFS UTILITIES              GLOBAL
                                  STOCK SERIES             SERIES            ALLOCATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(22)               $5,272                 $44,217
 Net realized gain (loss) on
  security transactions                    (1)               (2,147)                    (41)
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,305                32,414                 515,637
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,282                35,539                 559,813
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 5,377               1,093,979
 Net transfers                          7,000               (12,937)                 52,442
 Surrenders for benefit
  payments and fees                         1                    14                (119,972)
 Net loan activity                         --                    --                     (91)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,001                (7,546)              1,026,358
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                            9,283                27,993               1,586,171
NET ASSETS:
 Beginning of year                      3,040               112,958               2,013,671
                                    ---------            ----------            ------------
 End of year                          $12,323              $140,951              $3,599,842
                                    =========            ==========            ============

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     BLACKROCK            BLACKROCK
                                 GLOBAL FINANCIAL         LARGE CAP
                                   SERVICES FUND          CORE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(10)               $1,669
 Net realized gain (loss) on
  security transactions                (10,416)                3,190
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           30,349                45,174
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,923                50,033
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              34,739                73,026
 Net transfers                          (1,534)              (12,787)
 Surrenders for benefit
  payments and fees                    (13,681)              (31,733)
 Net loan activity                          --                    (2)
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,524                28,504
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            39,447                78,537
NET ASSETS:
 Beginning of year                      56,417               195,235
                                     ---------            ----------
 End of year                           $95,864              $273,772
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        VALUE                SMALL CAP            MID CAP VALUE
                                 OPPORTUNITIES FUND         GROWTH FUND         OPPORTUNITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(171)                $(1,410)                 $(925)
 Net realized gain (loss) on
  security transactions                       8                   6,039                    163
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,282                  57,915                 67,389
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,119                  62,544                 66,627
                                      ---------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                3,348                 128,349                162,259
 Net transfers                               --                  (1,966)                52,776
 Surrenders for benefit
  payments and fees                        (285)                (11,742)                (9,158)
 Net loan activity                           --                     (50)                   (27)
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,063                 114,591                205,850
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets                              7,182                 177,135                272,477
NET ASSETS:
 Beginning of year                       12,658                  82,622                 51,089
                                      ---------              ----------             ----------
 End of year                            $19,840                $259,757               $323,566
                                      =========              ==========             ==========

                                      MUNDER            NEUBERGER BERMAN             OAKMARK
                                   MIDCAP CORE              SOCIALLY              INTERNATIONAL
                                   GROWTH FUND           RESPONSIVE FUND          SMALL CAP FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,477)                 $(366)                  $21,425
 Net realized gain (loss) on
  security transactions                   (265)                (2,055)                   (1,123)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          113,534                 21,689                   699,284
                                    ----------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           111,792                 19,268                   719,586
                                    ----------              ---------              ------------
UNIT TRANSACTIONS:
 Purchases                             114,063                 26,718                   242,845
 Net transfers                         (13,622)                (2,027)                   23,766
 Surrenders for benefit
  payments and fees                    (19,009)                (2,696)                  (49,809)
 Net loan activity                         (23)                    --                        (2)
                                    ----------              ---------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     81,409                 21,995                   216,800
                                    ----------              ---------              ------------
 Net increase (decrease) in
  net assets                           193,201                 41,263                   936,386
NET ASSETS:
 Beginning of year                     309,012                 56,511                 1,006,972
                                    ----------              ---------              ------------
 End of year                          $502,213                $97,774                $1,943,358
                                    ==========              =========              ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL               OPPENHEIMER
                                  APPRECIATION FUND          GLOBAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,634)                $(2,474)
 Net realized gain (loss) on
  security transactions                    13,833                  90,810
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             476,484                 841,855
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              481,683                 930,191
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                193,215                 450,292
 Net transfers                             (5,928)                 26,868
 Surrenders for benefit
  payments and fees                      (110,583)               (733,445)
 Net loan activity                            (46)                   (125)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        76,658                (256,410)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              558,341                 673,781
NET ASSETS:
 Beginning of year                      1,057,532               2,253,084
                                     ------------            ------------
 End of year                           $1,615,873              $2,926,865
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                  OPPENHEIMER
                                  INTERNATIONAL           OPPENHEIMER            STRATEGIC
                                   GROWTH FUND         MAIN STREET FUND         INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(119)                 $171                $2,370
 Net realized gain (loss) on
  security transactions                  3,853                   212                   562
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,102                 8,154                 6,659
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,836                 8,537                 9,591
                                    ----------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              81,470                52,868                53,072
 Net transfers                         (21,690)               (2,000)                    6
 Surrenders for benefit
  payments and fees                     (9,209)                  (99)               (5,450)
 Net loan activity                         (72)                   --                    (7)
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     50,499                50,769                47,621
                                    ----------             ---------             ---------
 Net increase (decrease) in
  net assets                            93,335                59,306                57,212
NET ASSETS:
 Beginning of year                      95,127                   257                15,018
                                    ----------             ---------             ---------
 End of year                          $188,462               $59,563               $72,230
                                    ==========             =========             =========

                                   OPPENHEIMER            OPPENHEIMER
                                   MAIN STREET             DEVELOPING            OPPENHEIMER
                                  SMALL CAP FUND          MARKETS FUND           EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,551)                  $(232)                $(79)
 Net realized gain (loss) on
  security transactions                  6,701                  12,411                  107
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          214,693                 700,104               18,442
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           217,843                 712,283               18,470
                                    ----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             242,070                 199,795                8,238
 Net transfers                          29,086                  (1,833)                (191)
 Surrenders for benefit
  payments and fees                    (87,919)               (142,041)              (4,236)
 Net loan activity                         (26)                    (75)                  --
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    183,211                  55,846                3,811
                                    ----------            ------------            ---------
 Net increase (decrease) in
  net assets                           401,054                 768,129               22,281
NET ASSETS:
 Beginning of year                     472,297                 885,774               44,226
                                    ----------            ------------            ---------
 End of year                          $873,351              $1,653,903              $66,507
                                    ==========            ============            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   OPPENHEIMER         OPPENHEIMER
                                     CAPITAL          INTERNATIONAL
                                   INCOME FUND          BOND FUND
                                SUB-ACCOUNT (38)       SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1                $67,265
 Net realized gain (loss) on
  security transactions                 --                 (2,347)
 Net realized gain on
  distributions                         --                 20,976
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13                187,974
                                       ---             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            14                273,868
                                       ---             ----------
UNIT TRANSACTIONS:
 Purchases                              87              1,714,596
 Net transfers                          --                 79,710
 Surrenders for benefit
  payments and fees                     (2)              (150,220)
 Net loan activity                      --                   (155)
                                       ---             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     85              1,643,931
                                       ---             ----------
 Net increase (decrease) in
  net assets                            99              1,917,799
NET ASSETS:
 Beginning of year                      --              1,030,230
                                       ---             ----------
 End of year                           $99             $2,948,029
                                       ===             ==========

(38) Funded as of February 9, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER        OPPENHEIMER       OPPENHEIMER
                                SMALL- & MID- CAP     MAIN STREET      GOLD & SPECIAL
                                   VALUE FUND       OPPORTUNITY FUND    METALS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(3,383)              $(786)           $9,133
 Net realized gain (loss) on
  security transactions                  (64)              1,116             1,796
 Net realized gain on
  distributions                           --                  --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        174,801              85,384           250,671
                                    --------            --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         171,354              85,714           261,600
                                    --------            --------          --------
UNIT TRANSACTIONS:
 Purchases                           125,535             125,500           300,292
 Net transfers                        13,410              (7,757)           30,091
 Surrenders for benefit
  payments and fees                  (18,101)            (16,151)          (18,193)
 Net loan activity                       (72)               (117)              (72)
                                    --------            --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  120,772             101,475           312,118
                                    --------            --------          --------
 Net increase (decrease) in
  net assets                         292,126             187,189           573,718
NET ASSETS:
 Beginning of year                   328,250             214,215           183,698
                                    --------            --------          --------
 End of year                        $620,376            $401,404          $757,416
                                    ========            ========          ========

                                 OPPENHEIMER        PUTNAM             PUTNAM
                                    REAL            GLOBAL              HIGH
                                 ESTATE FUND      EQUITY FUND        YIELD FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $332            $(152)            $61,876
 Net realized gain (loss) on
  security transactions              1,543             (507)             28,651
 Net realized gain on
  distributions                         --               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       18,056            6,450             280,041
                                   -------          -------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        19,931            5,791             370,568
                                   -------          -------          ----------
UNIT TRANSACTIONS:
 Purchases                          43,330                5               6,077
 Net transfers                       9,190           (1,840)          1,154,677
 Surrenders for benefit
  payments and fees                 (7,890)              --             (33,376)
 Net loan activity                      (3)              --                  --
                                   -------          -------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 44,627           (1,835)          1,127,378
                                   -------          -------          ----------
 Net increase (decrease) in
  net assets                        64,558            3,956           1,497,946
NET ASSETS:
 Beginning of year                     298           20,286             438,852
                                   -------          -------          ----------
 End of year                       $64,856          $24,242          $1,936,798
                                   =======          =======          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        PUTNAM                 PUTNAM
                                  INTERNATIONAL NEW          SMALL CAP
                                  OPPORTUNITIES FUND         VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $543                 $2,137
 Net realized gain (loss) on
  security transactions                   (2,905)               (21,725)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,412                 93,312
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              53,050                 73,724
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                11,699                  3,196
 Net transfers                            60,492                    185
 Surrenders for benefit
  payments and fees                       (6,594)               (78,360)
 Net loan activity                         4,377                140,608
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       69,974                 65,629
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             123,024                139,353
NET ASSETS:
 Beginning of year                       101,535                137,785
                                      ----------             ----------
 End of year                            $224,559               $277,138
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PIONEER             PIONEER OAK
                                    PUTNAM VT              EMERGING          RIDGE SMALL CAP
                                    VISTA FUND           MARKETS FUND          GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (4)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,924)              $(1,894)                $(3)
 Net realized gain (loss) on
  security transactions                 (8,703)                  934                  --
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          101,828               133,570                  63
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            91,201               132,610                  60
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                              11,056               316,520               3,103
 Net transfers                           5,515               121,554                  (9)
 Surrenders for benefit
  payments and fees                    (11,790)              (19,102)                 (7)
 Net loan activity                       3,146                   (19)                 --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,927               418,953               3,087
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                            99,128               551,563               3,147
NET ASSETS:
 Beginning of year                     249,315                12,480                  --
                                    ----------            ----------             -------
 End of year                          $348,443              $564,043              $3,147
                                    ==========            ==========             =======

                                   ALLIANZ NFJ           ALLIANZ NFJ
                                    SMALL CAP              DIVIDEND            ALLIANZ CCM
                                    VALUE FUND            VALUE FUND          MID CAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,189                $6,990                $(238)
 Net realized gain (loss) on
  security transactions                (13,578)                   27                  102
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          125,584                66,401                5,714
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           120,195                73,418                5,578
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             623,519               343,270               17,431
 Net transfers                         (87,346)               (2,923)                 419
 Surrenders for benefit
  payments and fees                    (27,695)               (1,866)                (208)
 Net loan activity                         (50)                   (5)                  (3)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    508,428               338,476               17,639
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           628,623               411,894               23,217
NET ASSETS:
 Beginning of year                       5,995                   636                8,475
                                    ----------            ----------            ---------
 End of year                          $634,618              $412,530              $31,692
                                    ==========            ==========            =========

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               PIMCO
                                                              EMERGING
                                        PIMCO                 MARKETS
                                     TOTAL RETURN            BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $142,209               $28,085
 Net realized gain (loss) on
  security transactions                      (277)                   70
 Net realized gain on
  distributions                            62,374                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             197,491               103,825
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              401,797               131,980
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              4,682,556               370,589
 Net transfers                            777,109                14,085
 Surrenders for benefit
  payments and fees                      (281,576)              (14,244)
 Net loan activity                           (458)                  (47)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,177,631               370,383
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            5,579,428               502,363
NET ASSETS:
 Beginning of year                      1,102,807               270,257
                                     ------------            ----------
 End of year                           $6,682,235              $772,620
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PIMCO                                       PIONEER
                                        REAL                 PIONEER                 HIGH
                                    RETURN FUND               FUND                YIELD FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (39)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $78,471                  $9                  $53,683
 Net realized gain (loss) on
  security transactions                    7,093                  --                    5,968
 Net realized gain on
  distributions                               --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            440,650                 135                  348,031
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             526,214                 144                  407,682
                                    ------------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                             3,315,990               8,902                  980,079
 Net transfers                            97,908                 (33)                   9,258
 Surrenders for benefit
  payments and fees                     (313,073)                (30)                 (38,312)
 Net loan activity                          (371)                 --                      (99)
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,100,454               8,839                  950,926
                                    ------------             -------             ------------
 Net increase (decrease) in
  net assets                           3,626,668               8,983                1,358,608
NET ASSETS:
 Beginning of year                     1,979,933                  --                  280,695
                                    ------------             -------             ------------
 End of year                          $5,606,601              $8,983               $1,639,303
                                    ============             =======             ============

                                      PIONEER                 PIONEER                  PIONEER
                                     STRATEGIC                MID CAP                   GROWTH
                                    INCOME FUND              VALUE FUND           OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (40)(41)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $38,943                  $4,878                   $(956)
 Net realized gain (loss) on
  security transactions                    1,372                     554                 (27,493)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            142,358                 198,062                  73,935
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             182,673                 203,494                  45,486
                                    ------------            ------------              ----------
UNIT TRANSACTIONS:
 Purchases                               450,014                 894,860                  87,047
 Net transfers                            17,088                     698                  (3,128)
 Surrenders for benefit
  payments and fees                      (78,862)                (24,094)                 (1,824)
 Net loan activity                           (63)                    (81)                     (9)
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      388,177                 871,383                  82,086
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets                             570,850               1,074,877                 127,572
NET ASSETS:
 Beginning of year                       453,776                 150,465                  84,447
                                    ------------            ------------              ----------
 End of year                          $1,024,626              $1,225,342                $212,019
                                    ============            ============              ==========

(39) Funded as of September 14, 2009.

(40) From inception August 13, 2009 to December 31, 2009.

(41) Effective August 28, 2009, Pioneer Small Cap Value Fund merged with Pioneer Growth Opportunities Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      PUTNAM               PUTNAM
                                      EQUITY             HIGH YIELD
                                    INCOME FUND        ADVANTAGE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $166               $1,099
 Net realized gain (loss) on
  security transactions                     34                    1
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,883                3,234
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,083                4,334
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               9,268               72,086
 Net transfers                          23,217                 (207)
 Surrenders for benefit
  payments and fees                       (662)                (288)
 Net loan activity                         (11)                  (6)
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     31,812               71,585
                                     ---------            ---------
 Net increase (decrease) in
  net assets                            38,895               75,919
NET ASSETS:
 Beginning of year                       2,377                3,007
                                     ---------            ---------
 End of year                           $41,272              $78,926
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                   INTERNATIONAL            PUTNAM             PUTNAM
                                    EQUITY FUND         INVESTORS FUND       VISTA FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,238                $6                $(21)
 Net realized gain (loss) on
  security transactions                   (3,899)               --                   6
 Net realized gain on
  distributions                               --                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            325,397                51                 609
                                    ------------             -----             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             356,736                57                 594
                                    ------------             -----             -------
UNIT TRANSACTIONS:
 Purchases                               265,620               316               1,043
 Net transfers                          (118,227)               --                  --
 Surrenders for benefit
  payments and fees                     (113,776)               (1)                (72)
 Net loan activity                            (2)               --                  --
                                    ------------             -----             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       33,615               315                 971
                                    ------------             -----             -------
 Net increase (decrease) in
  net assets                             390,351               372               1,565
NET ASSETS:
 Beginning of year                     1,413,949               100                 963
                                    ------------             -----             -------
 End of year                          $1,804,300              $472              $2,528
                                    ============             =====             =======

                                       PUTNAM
                                    INTERNATIONAL             PUTNAM                ROYCE
                                       CAPITAL               SMALL CAP              TOTAL
                                 OPPORTUNITIES FUND         GROWTH FUND          RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $143                  $(324)                 $2
 Net realized gain (loss) on
  security transactions                     (11)                    (1)                  2
 Net realized gain on
  distributions                              --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,525                 11,834                 280
                                      ---------              ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,657                 11,509                 284
                                      ---------              ---------             -------
UNIT TRANSACTIONS:
 Purchases                               92,504                 25,710               9,752
 Net transfers                             (236)                 2,687                 (20)
 Surrenders for benefit
  payments and fees                        (645)                (2,200)               (745)
 Net loan activity                           (4)                    (3)                (17)
                                      ---------              ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      91,619                 26,194               8,970
                                      ---------              ---------             -------
 Net increase (decrease) in
  net assets                             99,276                 37,703               9,254
NET ASSETS:
 Beginning of year                          196                 20,602                  --
                                      ---------              ---------             -------
 End of year                            $99,472                $58,305              $9,254
                                      =========              =========             =======

(4)  From inception March 5, 2009 to December 31, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       ROYCE
                                       VALUE                 ROYCE
                                     PLUS FUND            VALUE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (4)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,879)                $(18)
 Net realized gain (loss) on
  security transactions                  13,685                   (4)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           148,128                  489
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            158,934                  467
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              126,514               15,803
 Net transfers                          (27,217)                  --
 Surrenders for benefit
  payments and fees                     (63,399)                (119)
 Net loan activity                          (64)                  --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      35,834               15,684
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            194,768               16,151
NET ASSETS:
 Beginning of year                      370,392                   --
                                     ----------            ---------
 End of year                           $565,160              $16,151
                                     ==========            =========

(4)  From inception March 5, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   RIVERSOURCE                                RIVERSOURCE
                                   DIVERSIFIED          RIVERSOURCE            PARTNERS
                                     EQUITY               MID CAP              SMALL CAP
                                   INCOME FUND           VALUE FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (42)
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $219                $1,280                $(10)
 Net realized gain (loss) on
  security transactions                     3                    25                  21
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,263                32,481                 758
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,485                33,786                 769
                                    ---------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             42,954               110,700               2,849
 Net transfers                          3,028                   516                 593
 Surrenders for benefit
  payments and fees                      (105)               (3,118)                (14)
 Net loan activity                         --                    (1)                 --
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    45,877               108,097               3,428
                                    ---------            ----------             -------
 Net increase (decrease) in
  net assets                           54,362               141,883               4,197
NET ASSETS:
 Beginning of year                        900                10,020                  --
                                    ---------            ----------             -------
 End of year                          $55,262              $151,903              $4,197
                                    =========            ==========             =======

                                   RIDGEWORTH           RIDGEWORTH            LEGG MASON
                                    SMALL CAP             MID-CAP             CLEARBRIDGE
                                      VALUE                VALUE               SMALL CAP
                                   EQUITY FUND          EQUITY FUND           GROWTH FUND
                                 SUB-ACCOUNT (4)      SUB-ACCOUNT (4)      SUB-ACCOUNT (43)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3)                 $19                  $(214)
 Net realized gain (loss) on
  security transactions                    1                   --                      7
 Net realized gain on
  distributions                           --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            110                  132                  6,346
                                     -------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             108                  151                  6,139
                                     -------              -------              ---------
UNIT TRANSACTIONS:
 Purchases                             3,085                6,654                  4,255
 Net transfers                            --                  (12)                    --
 Surrenders for benefit
  payments and fees                      (13)                 (17)                  (317)
 Net loan activity                        --                   --                     --
                                     -------              -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,072                6,625                  3,938
                                     -------              -------              ---------
 Net increase (decrease) in
  net assets                           3,180                6,776                 10,077
NET ASSETS:
 Beginning of year                        --                   --                 13,001
                                     -------              -------              ---------
 End of year                          $3,180               $6,776                $23,078
                                     =======              =======              =========

(4)  From inception March 5, 2009 to December 31, 2009.

(42) Funded as of June 8, 2009.

(43) Formerly Legg Mason Partners Small Cap Growth Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             DWS
                                     DWS RREEF              DREMAN
                                    REAL ESTATE          HIGH RETURN
                                  SECURITIES FUND        EQUITY FUND
                                 SUB-ACCOUNT (44)        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $40                 $2,317
 Net realized gain (loss) on
  security transactions                    --                 (5,924)
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             811                 64,361
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              851                 60,754
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                              2,398                151,343
 Net transfers                             --                (19,371)
 Surrenders for benefit
  payments and fees                         1                 (6,940)
 Net loan activity                         --                     (5)
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,399                125,027
                                      -------             ----------
 Net increase (decrease) in
  net assets                            3,250                185,781
NET ASSETS:
 Beginning of year                         --                154,680
                                      -------             ----------
 End of year                           $3,250               $340,461
                                      =======             ==========

(44) Funded as of January 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       DWS                                         DWS
                                    EMERGING                SSGA                GROWTH &
                                  MARKETS FIXED            S&P 500             INCOME VIP
                                   INCOME FUND           INDEX FUND             PORTFOLIO
                                 SUB-ACCOUNT (4)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $106                  $8,708                 $544
 Net realized gain (loss) on
  security transactions                   --                 (76,164)              (2,848)
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (57)                202,721               11,049
                                     -------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              49                 135,265                8,745
                                     -------             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                             5,334                 151,826                1,252
 Net transfers                            --                 (49,279)              (8,855)
 Surrenders for benefit
  payments and fees                       (7)               (195,599)                (101)
 Net loan activity                        --                      (5)                  --
                                     -------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,327                 (93,057)              (7,704)
                                     -------             -----------            ---------
 Net increase (decrease) in
  net assets                           5,376                  42,208                1,041
NET ASSETS:
 Beginning of year                        --                 648,630               33,804
                                     -------             -----------            ---------
 End of year                          $5,376                $690,838              $34,845
                                     =======             ===========            =========

                                                                                LEGG MASON
                                                          LEGG MASON             PARTNERS
                                       DWS                CLEARBRIDGE           CLEARBRIDGE
                                      GLOBAL              AGGRESSIVE            FUNDAMENTAL
                                  THEMATIC FUND           GROWTH FUND           VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (45)      SUB-ACCOUNT (46)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $506                 $(400)                $(1)
 Net realized gain (loss) on
  security transactions                    279                   406                   2
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           50,639                21,833                 139
                                    ----------             ---------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                            51,424                21,839                 140
                                    ----------             ---------               -----
UNIT TRANSACTIONS:
 Purchases                              43,487                18,535                 265
 Net transfers                          (4,755)                  178                  --
 Surrenders for benefit
  payments and fees                     (2,457)               (4,356)                 (4)
 Net loan activity                         (17)                   --                  --
                                    ----------             ---------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,258                14,357                 261
                                    ----------             ---------               -----
 Net increase (decrease) in
  net assets                            87,682                36,196                 401
NET ASSETS:
 Beginning of year                      93,241                62,544                 313
                                    ----------             ---------               -----
 End of year                          $180,923               $98,740                $714
                                    ==========             =========               =====

(4)  From inception March 5, 2009 to December 31, 2009.

(45) Formerly Legg Mason Partners Aggressive Growth Fund. Change effective October 5, 2009.

(46) Formerly Legg Mason Partners Fundamental Value Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        LEGG MASON              LEGG MASON
                                        CLEARBRIDGE             CLEARBRIDGE
                                          MID CAP                SMALL CAP
                                         CORE FUND             GROWTH I FUND
                                    SUB-ACCOUNT (4)(48)      SUB-ACCOUNT (49)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(30)                  $(451)
 Net realized gain (loss) on
  security transactions                         (2)                     50
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              951                  17,355
                                         ---------               ---------
 Net increase (decrease) in net
  assets resulting from
  operations                                   919                  16,954
                                         ---------               ---------
UNIT TRANSACTIONS:
 Purchases                                  26,093                  51,099
 Net transfers                                 (23)                 12,903
 Surrenders for benefit payments
  and fees                                    (179)                 (1,152)
 Net loan activity                              (2)                     --
                                         ---------               ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              25,889                  62,850
                                         ---------               ---------
 Net increase (decrease) in net
  assets                                    26,808                  79,804
NET ASSETS:
 Beginning of year                              --                     301
                                         ---------               ---------
 End of year                               $26,808                 $80,105
                                         =========               =========

(4)  From inception March 5, 2009 to December 31, 2009.

(48) Formerly Legg Mason Partners Mid Cap Core Fund. Change effective October 5, 2009.

(49) Formerly Legg Mason Partners Small Cap Growth I Fund. Change effective October 5, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK              THORNBURG
                                  SMALL/MID-CAP          INTERNATIONAL            THORNBURG
                                   GROWTH FUND             VALUE FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,322)                  $(145)               $3,002
 Net realized gain (loss) on
  security transactions                   (262)                  2,423                 2,986
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,926                 462,283               140,295
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            32,342                 464,561               146,283
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              64,762               1,218,601               144,158
 Net transfers                          (4,061)                 15,871                27,260
 Surrenders for benefit
  payments and fees                     (7,114)                (72,738)              (31,704)
 Net loan activity                         (12)                   (107)                 (149)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     53,575               1,161,627               139,565
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                            85,917               1,626,188               285,848
NET ASSETS:
 Beginning of year                      73,516                 639,372               265,608
                                    ----------            ------------            ----------
 End of year                          $159,433              $2,265,560              $551,456
                                    ==========            ============            ==========

                                    THORNBURG           T. ROWE PRICE
                                       CORE                 GROWTH            T. ROWE PRICE
                                   GROWTH FUND            STOCK FUND          EQUITY-INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (50)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,585)                $(616)                 $898
 Net realized gain (loss) on
  security transactions                  1,559                     6                 2,280
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          215,940                20,850                43,196
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           212,914                20,240                46,374
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             191,117               145,426               252,833
 Net transfers                          34,498                 7,641                 7,170
 Surrenders for benefit
  payments and fees                    (42,636)                 (442)              (24,622)
 Net loan activity                        (102)                   --                    (5)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,877               152,625               235,376
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           395,791               172,865               281,750
NET ASSETS:
 Beginning of year                     406,878                   213                    --
                                    ----------            ----------            ----------
 End of year                          $802,669              $173,078              $281,750
                                    ==========            ==========            ==========

(50) Funded as of January 9, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   T. ROWE PRICE          T. ROWE PRICE
                                     RETIREMENT             RETIREMENT
                                     2010 FUND              2020 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,596                 $24,969
 Net realized gain (loss) on
  security transactions                     745                      83
 Net realized gain on
  distributions                              --                   2,556
 Net unrealized appreciation
  (depreciation) of
  investments during the year           129,181                 407,815
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            142,522                 435,423
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              642,509               2,082,019
 Net transfers                            5,742                  18,338
 Surrenders for benefit
  payments and fees                     (69,882)                (42,837)
 Net loan activity                          (57)                   (169)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     578,312               2,057,351
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            720,834               2,492,774
NET ASSETS:
 Beginning of year                      117,688                  34,567
                                     ----------            ------------
 End of year                           $838,522              $2,527,341
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   T. ROWE PRICE          T. ROWE PRICE         T. ROWE PRICE
                                     RETIREMENT             RETIREMENT            RETIREMENT
                                     2030 FUND              2040 FUND             2050 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,527                $4,228                $1,147
 Net realized gain (loss) on
  security transactions                      624                    (7)                 (111)
 Net realized gain on
  distributions                            5,328                 3,334                   884
 Net unrealized appreciation
  (depreciation) of
  investments during the year            289,999               162,767                73,757
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             306,478               170,322                75,677
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,515,908               741,339               239,424
 Net transfers                            (1,407)               40,840                63,650
 Surrenders for benefit
  payments and fees                      (51,804)              (16,774)              (24,144)
 Net loan activity                          (164)                  (57)                 (203)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,462,533               765,348               278,727
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,769,011               935,670               354,404
NET ASSETS:
 Beginning of year                        43,128                14,913                 2,022
                                    ------------            ----------            ----------
 End of year                          $1,812,139              $950,583              $356,426
                                    ============            ==========            ==========

                                  T. ROWE PRICE                                VICTORY
                                    RETIREMENT           UBS GLOBAL          DIVERSIFIED
                                   INCOME FUND        ALLOCATION FUND         STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,723                  $7                   $85
 Net realized gain (loss) on
  security transactions                      5                (673)                 (289)
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           21,450               1,380                68,386
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,178                 714                68,182
                                    ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                              30,771                 567               242,024
 Net transfers                           1,400                  --                 9,179
 Surrenders for benefit
  payments and fees                     (1,522)             (3,406)              (14,300)
 Net loan activity                          --                  --                   (22)
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     30,649              (2,839)              236,881
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets                            53,827              (2,125)              305,063
NET ASSETS:
 Beginning of year                      97,398               2,609               154,503
                                    ----------            --------            ----------
 End of year                          $151,225                $484              $459,566
                                    ==========            ========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       VICTORY                VICTORY
                                       SPECIAL             SMALL COMPANY
                                      VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,578)              $(1,252)
 Net realized gain (loss) on
  security transactions                     2,025                   127
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             332,058                56,445
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              330,505                55,320
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                783,888               337,237
 Net transfers                            (35,069)                2,578
 Surrenders for benefit
  payments and fees                       (55,792)               (3,485)
 Net loan activity                            (46)                   (3)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       692,981               336,327
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,023,486               391,647
NET ASSETS:
 Beginning of year                        565,449                 8,794
                                     ------------            ----------
 End of year                           $1,588,935              $400,441
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     VICTORY              VAN KAMPEN
                                   ESTABLISHED            SMALL CAP               VAN KAMPEN
                                   VALUE FUND            GROWTH FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (4)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1)                  $(3,474)                $39,104
 Net realized gain (loss) on
  security transactions                   1                       740                  25,329
 Net realized gain on
  distributions                          15                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52                   153,415                 815,051
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             67                   150,681                 879,484
                                      -----              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              897                   712,204                 668,438
 Net transfers                          (28)                    2,803                  59,839
 Surrenders for benefit
  payments and fees                      (3)                  (14,363)               (390,356)
 Net loan activity                       --                       (57)                   (311)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     866                   700,587                 337,610
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets                            933                   851,268               1,217,094
NET ASSETS:
 Beginning of year                       --                   199,431               2,661,461
                                      -----              ------------            ------------
 End of year                           $933                $1,050,699              $3,878,555
                                      =====              ============            ============

                                                        VAN KAMPEN        VAN KAMPEN
                                   VAN KAMPEN             EQUITY          EQUITY AND
                                 ENTERPRISE FUND        GROWTH FUND       INCOME FUND
                                SUB-ACCOUNT (51)        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23)                $(272)           $291,238
 Net realized gain (loss) on
  security transactions                   --                   126              68,732
 Net realized gain on
  distributions                           --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            951                16,630           3,513,542
                                     -------             ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             928                16,484           3,873,512
                                     -------             ---------       -------------
UNIT TRANSACTIONS:
 Purchases                             3,440                19,664           5,572,884
 Net transfers                            28                 1,217            (406,604)
 Surrenders for benefit
  payments and fees                      (18)               (2,609)         (1,660,517)
 Net loan activity                        --                   (18)               (867)
                                     -------             ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,450                18,254           3,504,896
                                     -------             ---------       -------------
 Net increase (decrease) in
  net assets                           4,378                34,738           7,378,408
NET ASSETS:
 Beginning of year                        --                14,950          13,885,550
                                     -------             ---------       -------------
 End of year                          $4,378               $49,688         $21,263,958
                                     =======             =========       =============

(4)  From inception March 5, 2009 to December 31, 2009.

(51) Funded as of March 13, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     VAN KAMPEN            VAN KAMPEN
                                     GROWTH AND             MID CAP
                                    INCOME FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,439               $(1,680)
 Net realized gain (loss) on
  security transactions                      90                     4
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           132,645                73,454
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            135,174                71,778
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              289,383               179,893
 Net transfers                          100,378                   595
 Surrenders for benefit
  payments and fees                     (24,190)               (4,975)
 Net loan activity                          (26)                   (8)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     365,545               175,505
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            500,719               247,283
NET ASSETS:
 Beginning of year                      193,368                54,835
                                     ----------            ----------
 End of year                           $694,087              $302,118
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN KAMPEN           VAN KAMPEN          VAN KAMPEN
                                 U.S. MORTGAGE         REAL ESTATE            CAPITAL
                                      FUND           SECURITIES FUND        GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10                 $1,029               $(15)
 Net realized gain (loss) on
  security transactions                   3                    397                  1
 Net realized gain on
  distributions                          --                     --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            28                 27,628                571
                                     ------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             41                 29,054                557
                                     ------             ----------            -------
UNIT TRANSACTIONS:
 Purchases                              177                 23,401              2,467
 Net transfers                           --                  2,462                 --
 Surrenders for benefit
  payments and fees                    (139)                  (315)               (31)
 Net loan activity                       --                     --                 --
                                     ------             ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      38                 25,548              2,436
                                     ------             ----------            -------
 Net increase (decrease) in
  net assets                             79                 54,602              2,993
NET ASSETS:
 Beginning of year                      607                 66,892                147
                                     ------             ----------            -------
 End of year                           $686               $121,494             $3,140
                                     ======             ==========            =======

                                   VAN KAMPEN           VAN KAMPEN             VAN KAMPEN
                                    SMALL CAP            AMERICAN                GLOBAL
                                   VALUE FUND           VALUE FUND           FRANCHISE FUND
                                 SUB-ACCOUNT (4)      SUB-ACCOUNT (4)     SUB-ACCOUNT (52)(53)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(68)                $(1)                  $351
 Net realized gain (loss) on
  security transactions                     3                  --                    753
 Net realized gain on
  distributions                            --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,832                 183                    262
                                    ---------             -------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,767                 182                  1,366
                                    ---------             -------                -------
UNIT TRANSACTIONS:
 Purchases                             12,951               1,741                  4,033
 Net transfers                         16,059                  --                     --
 Surrenders for benefit
  payments and fees                      (401)                 (3)                   (12)
 Net loan activity                         --                  --                     --
                                    ---------             -------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    28,609               1,738                  4,021
                                    ---------             -------                -------
 Net increase (decrease) in
  net assets                           30,376               1,920                  5,387
NET ASSETS:
 Beginning of year                         --                  --                     23
                                    ---------             -------                -------
 End of year                          $30,376              $1,920                 $5,410
                                    =========             =======                =======

(4)  From inception March 5, 2009 to December 31, 2009.

(52) From inception March 26, 2009 to December 31, 2009.

(53) Effective October 02, 2009, Van Kampen Global Value Equity merged with Van Kampen Global Franchise Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     SELIGMAN
                                  COMMUNICATIONS
                                  AND INFORMATION
                                       FUND
                                    SUB-ACCOUNT
---------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(138)
 Net realized gain (loss) on
  security transactions                     (2)
 Net realized gain on
  distributions                             --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,514
                                     ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,374
                                     ---------
UNIT TRANSACTIONS:
 Purchases                              16,372
 Net transfers                          10,547
 Surrenders for benefit
  payments and fees                       (338)
 Net loan activity                          --
                                     ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     26,581
                                     ---------
 Net increase (decrease) in
  net assets                            35,955
NET ASSETS:
 Beginning of year                       8,184
                                     ---------
 End of year                           $44,139
                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          LEGG MASON
                                                           PARTNERS
                                     SELIGMAN             CLEARBRIDGE
                                      GLOBAL               SMALL CAP              GROWTH              MODERATE
                                  TECHNOLOGY FUND         VALUE FUND           STRATEGY FUND        STRATEGY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (54)       SUB-ACCOUNT (4)      SUB-ACCOUNT (4)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(262)                $(175)                 $3                   $30
 Net realized gain (loss) on
  security transactions                  2,124                     6                  --                    --
 Net realized gain on
  distributions                             --                    47                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,787                 6,302                   7                    24
                                     ---------             ---------               -----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,649                 6,180                  10                    54
                                     ---------             ---------               -----               -------
UNIT TRANSACTIONS:
 Purchases                              31,863                13,848                 765                 4,768
 Net transfers                             157                (1,114)                 --                    --
 Surrenders for benefit
  payments and fees                    (12,164)                 (630)                 (8)                  (18)
 Net loan activity                          --                    --                  --                    --
                                     ---------             ---------               -----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,856                12,104                 757                 4,750
                                     ---------             ---------               -----               -------
 Net increase (decrease) in
  net assets                            31,505                18,284                 767                 4,804
NET ASSETS:
 Beginning of year                       1,763                10,052                  --                    --
                                     ---------             ---------               -----               -------
 End of year                           $33,268               $28,336                $767                $4,804
                                     =========             =========               =====               =======

(4)  From inception March 5, 2009 to December 31, 2009.

(54) Formerly Legg Mason Partners Small Cap Value Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the account.

    The Account is comprised of the following Sub-Accounts: American Century VP Equity Income Fund, American Century VP Growth, American Century VP Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century VP Small Cap Value Fund, American Century VP Large Company Value Fund, American Century VP VistaSM Fund, American Century VP Inflation-Adjusted Bond Fund, American Century VP Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century VP Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity
    Fund), Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund), Invesco V.I. Leisure Fund (formerly AIM V.I. Leisure Fund), Invesco Basic Value Fund (formerly AIM Basic Value Fund), Invesco European Growth Fund (formerly AIM European Growth Fund), Invesco International Growth Fund (formerly AIM International Growth Fund), Invesco Mid Cap Core Equity Fund (formerly AIM Mid Cap Core Equity Fund), Invesco Small Cap Growth Fund (formerly AIM Small Cap Growth Fund), Invesco Real Estate Fund (formerly AIM Real Estate Fund), Invesco Small Cap Equity Fund (formerly AIM Small Cap Equity Fund), Invesco Large Cap Growth Fund (formerly AIM Large Cap Growth Fund), Invesco Capital Development Fund (formerly AIM Capital Development Fund), Invesco Developing Markets Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AllianceBernstein 2055 Retirement Strategy Fund, AllianceBernstein 2050 Retirement Strategy Fund, AllianceBernstein VPS Balanced Shares Portfolio, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Global Value Portfolio, AllianceBernstein Growth Fund, AllianceBernstein VPS Small/Mid-Cap Growth Portfolio, AllianceBernstein VPS Small-Mid Cap Value Portfolio, AllianceBernstein Value Fund, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder Fund, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America Fund, American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, LifePath 2050 Portfolio, Baron Small Cap Fund, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Government Income Fund, BlackRock Mid Cap Value Portfolio, Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balances Portfolio), Calvert Social Investment Fund Equity Portfolio, Calvert Large Cap Growth Fund, Calvert Social Investment Bond Fund, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Marsico 21st Century Fund, Columbia Small Cap Value I Fund, Columbia Marsico International Opportunities VS Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Marsico Growth VS Fund, CRM Mid Cap Value Fund, Columbia Small Cap Core Inv Opt, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Dreyfus Bond Market Index Fund, Dreyfus Lifetime Growth and Income Portfolio, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus Small Cap Fund (formerly Dreyfus Small Cap Value
    Fund), Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap

-------------------------------------------------------------------------------

    Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balance Fund, Wells Fargo Advantage Asset Allocation Fund (formerly Evergreen Asset Allocation Fund), Wells Fargo Advantage International Equity Fund (formerly Evergreen International Equity Fund), Wells Fargo Advantage Emerging Markets Equity Fund (formerly Evergreen Emerging Markets Growth Fund), Wells Fargo Advantage Utility & Telecommunication Fund (formerly Evergreen Utility & Telecommunications Fund), Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund (formerly Alger MidCap Growth Institutional Fund), Alger Small Cap Growth Institutional Fund (formerly Alger SmallCap Growth Institutional Fund), First American Mid Cap Index Fund, First American Equity Index Inv Opt, First American Mid Cap Growth Opps Inv Opt, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Dynamic Cap Appreciation Fund, Federated Capital Appreciation Fund, Federated Equity Income Fund, Inc, Federated Fund for U.S. Government Securities Fund, Federated Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufman Fund, Federated Short-Term Income Fund, *Federated Stock & Bond Fund, Federated Total Return Bond Fund, Federated Clover Value Fund, Federated International Leaders Fund, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Mutual Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Conservative Allocation Fund (formerly Franklin Templeton Conservative Target), Franklin Templeton Growth Allocation Fund (formerly Franklin Templeton Growth Target Fund), Franklin Templeton Moderate Allocation Fund (formerly Franklin Templeton Moderate Target Fund), Templeton Foreign Fund, Franklin Small-Mid Cap Growth Securities Fund, GE Premier Growth Equity Fund, Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund), Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value HLS Fund), The Hartford Checks and Balances Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, Hartford Global Health Fund, The Hartford Growth Opportunities Fund, The Hartford Equity Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, Hartford Money Market, Hartford Inflation Plus Fund, Hartford Equity Income Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, The Hartford Target Retirement 2050 Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund (formerly AIM V.I. Technology Fund), Invesco Financial Services Fund (formerly AIM Financial Services Fund), Invesco Leisure Fund (formerly AIM Invesco Leisure Fund), Invesco Technology Fund (formerly AIM Technology Fund), Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio,

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Janus Aspen Worldwide Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Balanced Fund, Janus Flexible Bond Fund, Janus Forty Fund, Janus Worldwide Fund, Janus Mid Cap Value Fund, Janus Enterprise Fund, Janus Overseas Fund, Prudential Jennison Mid-Cap Growth Fund, Inc. (formerly Jennison Mid-Cap Growth Fund, Inc), Prudential Jennison 20/20 Focus Fund (formerly Jennison 20/20 Focus Fund), JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Real Estate Fund, JPMorgan U.S. Equity Fund, JP Morgan Prime Money Market Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Classic Stock Fund, Lord Abbett Capital Structure Fund, Lord Abbett Total Return Fund, Lord Abbett Small Cap Blend Fund, Lord Abbett Developing Growth Fund, Inc., Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Legg Mason Capital Management Value Trust, Inc., Marshall Mid-Cap Value Fund, MFS Emerging Growth Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Massachusetts Investors Trust Fund, MFS Core Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Utilities Series, BlackRock Global Allocation Fund, BlackRock Global Financial Services Fund, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund (formerly Oppenheimer Strategic Income Fund), Oppenheimer Main Street Small Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid- Cap Value Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Gold & Special Metals Fund, Oppenheimer Real Estate Fund, Putnam Global Equity Fund, Putnam High Yield Fund, Putnam VT International Growth Fund (formerly Putnam International New Opportunities
    Fund), Putnam VT Multi-Cap Growth Fund (merged with Putnam VT Multi-Cap Growth Fund), Putnam Small Cap Value Fund, Pioneer CullenValue Fund, Pioneer Emerging Markets Fund, Pioneer Oak Ridge Small Cap Growth Fund, Allianz NFJ Small Cap Value Fund, Allianz NFJ Dividend Value Fund, Managers Cadence Mid-Cap Fund (formerly Allianz CCM Mid Cap Fund), PIMCO Total Return, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Growth Opportunities Fund, PIMCO Total Return Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund (merged with Putnam Vista Fund), Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Value Plus Fund, Royce Value Fund, RS Value Fund, Columbia Diversified Equity Income Fund (formerly RiverSource Diversified Equity Income Fund), Columbia Mid Cap Value Opportunity Fund (formerly RiverSource Mid Cap Value Fund), Columbia Multi-Advisor Small Cap Value Fund (formerly RiverSource Partners Small Cap Value Fund), RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, DWS RREEF Real Estate Securities Fund, DWS Dreman High Return Equity Fund, DWS Emerging Markets Fixed Income Fund, SSGA S&P 500 Index Fund, DWS Growth & Income VIP Portfolio, DWS Global Thematic Fund, Legg Mason ClearBridge Aggressive Growth Fund, Legg Mason Partners ClearBridge Fundamental Value Fund, Legg Mason ClearBridge Mid Cap Core Fund, Legg Mason ClearBridge Small Cap Growth Fund (merged with Legg Mason ClearBridge Small Cap Growth I Fund Sub-Account), BlackRock Small/Mid-Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price Equity-Income, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Income Fund, UBS Global Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory

-------------------------------------------------------------------------------

    Small Company Opportunity Fund, Victory Established Value Fund, Invesco Van Kampen Small Cap Growth Fund (formerly Van Kampen Small Cap Growth Fund), Invesco Van Kampen Comstock Fund (formerly Van Kampen Comstock Fund), Invesco Van Kampen Enterprise Fund (formerly Van Kampen Enterprise Fund), Invesco Van Kampen Equity and Income Fund (formerly Van Kampen Equity and Income Fund), Invesco Van Kampen Growth and Income Fund (formerly Van Kampen Growth and Income Fund), Invesco Van Kampen Mid Cap Growth Fund (formerly Van Kampen Mid Cap Growth Fund), Invesco Van Kampen U.S. Mortgage Fund (formerly Van Kampen U.S. Mortgage Fund), Invesco Van Kampen Real Estate Securities Fund (formerly Van Kampen Real Estate Securities Fund), Invesco Van Kampen Capital Growth Fund (formerly Van Kampen Capital Growth Fund), Invesco Van Kampen Small Cap Value Fund (formerly Van Kampen Small Cap Value
    Fund), Invesco Van Kampen American Value Fund (formerly Van Kampen American Value Fund), Invesco Van Kampen Global Franchise Fund (formerly Van Kampen Global Franchise Fund), Morgan Stanley Institutional Opportunity Portfolio (merged with Van Kampen Equity Growth Fund), Vanguard 500 Index Fund, Wells Fargo Advantage Total Return Bond Fund (formerly Evergreen Core Bond Fund), Columbia Seligman Communications and Information Fund (formerly Seligman Communications and Information Fund), Columbia Seligman Global Technology Fund (formerly Seligman Global Technology Fund), Legg Mason Partners ClearBridge Small Cap Value Fund, Balanced Strategy Fund, Conservative Strategy Fund, Growth Strategy Fund, and Moderate Strategy Fund. The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

       * This fund was not funded at December 31, 2010, as a result, it is not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Accounts were liquidated: Dreyfus Lifetime Growth Portfolio, Dreyfus Lifetime Income Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the Sub-Account's daily average net assets each contract year however this fee is not applicable to contracts with values of $50,000 or more as determined on the most recent contract anniversary. These expenses are deducted through surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Equity Income Fund                $25,987,105    $14,134,076
American Century VP Growth                                  3,058             31
American Century VP Ultra(R) Fund                           9,669         21,736
American Century VP Balanced Fund                           4,302          9,989
American Century VP International Fund                         48         11,230
American Century VP Small Cap Value Fund                1,305,473         52,401

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Large Company Value Fund              $39,839        $29,872
American Century VP Vista(SM) Fund                        225,699        107,876
American Century VP Inflation-Adjusted Bond Fund           39,194         10,917
American Century VP Equity Growth Fund                     10,025            378
American Century VP Income & Growth Fund                   11,820         89,371
American Century VP Ultra Fund                             17,244         44,495
American Century VP Value Fund                             36,911        107,869
American Century VP Mid Cap Value Fund                      7,305             18
Invesco V.I. Small Cap Equity Fund*                        62,207         41,780
Invesco V.I. Financial Services Fund*                      14,264          2,499
Invesco V.I. Leisure Fund*                                  9,603             45
Invesco Basic Value Fund*                                 222,647      1,209,821
Invesco European Growth Fund*                             256,852        117,347
Invesco International Growth Fund*                        333,468        168,840
Invesco Mid Cap Core Equity Fund*                          54,969         29,482
Invesco Small Cap Growth Fund*                            142,426         90,118
Invesco Real Estate Fund*                               1,237,680        413,270
Invesco Small Cap Equity Fund*                             75,903         45,297
Invesco Large Cap Growth Fund*                             16,082            597
Invesco Capital Development Fund*                          29,032         23,548
Invesco Developing Markets Fund                            11,957             20
American Century Prime Money Market Fund                  205,545          1,297
Domini Social Equity Fund                                   3,944          1,122
AllianceBernstein 2055 Retirement Strategy Fund               334              7
AllianceBernstein 2050 Retirement Strategy Fund           155,419         21,294
AllianceBernstein VPS Balanced Shares Portfolio            45,589          6,161
AllianceBernstein VPS Growth and Income Portfolio          54,527         39,214
AllianceBernstein VPS International Growth
 Portfolio                                                300,061        205,861
AllianceBernstein VPS International Value
 Portfolio                                                579,671        745,896
AllianceBernstein VPS Global Value Portfolio               53,291         20,986
AllianceBernstein Growth Fund                              33,158         24,703
AllianceBernstein VPS Small/Mid-Cap Growth
 Portfolio                                                 17,039          2,473
AllianceBernstein VPS Small-Mid Cap Value
 Portfolio                                                221,970         34,284
AllianceBernstein Value Fund                                  396             28
AllianceBernstein 2015 Retirement Strategy                170,544          1,482
AllianceBernstein 2025 Retirement Strategy                223,823         31,133
AllianceBernstein 2035 Retirement Strategy                197,497          9,575
AllianceBernstein 2045 Retirement Strategy                151,895          2,123
AllianceBernstein 2000 Retirement Strategy                    604              8
AllianceBernstein 2010 Retirement Strategy                 41,158          2,288
AllianceBernstein 2020 Retirement Strategy                373,684         22,188
AllianceBernstein 2030 Retirement Strategy                662,702         29,690
AllianceBernstein 2040 Retirement Strategy                231,583         17,828
American Funds AMCAP Fund                                 685,581        307,041
American Funds American Balanced Fund                   2,075,922      1,100,962
American Funds Capital Income Builder Fund              5,260,293      2,026,856
American Funds EuroPacific Growth Fund                  8,658,015      3,831,480
American Funds Fundamental Investors Fund               3,664,097      1,250,045
American Funds New Perspective Fund                     1,956,271        706,387
American Funds The Bond Fund of America                 2,972,891      1,846,485
American Funds The Growth Fund of America Fund         19,115,778      9,081,065
American Funds The Income Fund of America               2,704,861      1,305,841
American Funds The Investment Company of America        2,715,117      1,101,145

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds The New Economy Fund                      $345,732       $153,348
American Funds Washington Mutual Investors                929,110        347,277
American Funds American Mutual Fund                     1,156,168        406,083
American Funds Capital World Growth & Income Fund       6,781,333      1,929,245
American Funds SMALLCAP World Fund                        305,276        175,082
Ariel Appreciation Fund                                    62,116         31,926
Ariel Fund                                                 83,832          8,340
Artisan Mid Cap Value Fund                              1,582,265        278,716
Ave Maria Opportunity Fund                                    140             --
Ave Maria Rising Dividend Fund                             13,586              3
Ave Maria Growth Fund                                       9,772          1,370
LifePath 2020 Portfolio                                 8,304,053      4,195,987
LifePath 2030 Portfolio                                 5,814,662      2,219,306
LifePath 2040 Portfolio                                 4,251,618      1,484,987
LifePath Retirement Portfolio                           2,609,014      1,469,924
LifePath 2050 Portfolio                                    45,458            107
Baron Small Cap Fund                                      792,150         38,494
BlackRock Equity Dividend Fund                            422,956         16,039
BlackRock Capital Appreciation Fund                            50              1
BlackRock Government Income Fund                           91,544         78,608
BlackRock Mid Cap Value Portfolio                          61,522          8,259
Calvert VP SRI Balanced Portfolio*                          6,030          2,855
Calvert Social Investment Fund Equity Portfolio           973,846        327,716
Calvert Large Cap Growth Fund                              33,068         26,377
Calvert Social Investment Bond Fund                       676,447         72,039
Calvert Income Fund                                       415,441         56,077
Columbia Contrarian Core Fund                              29,632          5,840
Columbia Marsico 21st Century Fund                          2,912            256
Columbia Small Cap Value I Fund                            56,110         16,246
Columbia Marsico International Opportunities VS
 Fund                                                         364            627
Columbia Mid Cap Value Fund                               273,141         86,541
Columbia Acorn Fund                                       943,325         73,253
Columbia Marsico Growth VS Fund                           212,358        220,743
CRM Mid Cap Value Fund                                     34,812         65,865
Columbia Small Cap Core Inv Opt                           203,909            982
Davis Financial Fund                                       29,755         13,094
Davis New York Venture Fund                             2,064,159      2,858,252
Davis Opportunity Fund                                     69,014         18,687
Dreyfus Bond Market Index Fund                          2,653,634        572,134
Dreyfus Lifetime Growth and Income Portfolio              159,823         69,173
Dreyfus VIF Appreciation Portfolio                            422            266
Dreyfus International Stock Index Fund                     22,354          1,437
Dreyfus MidCap Index Fund                                 750,764        364,221
Dreyfus SmallCap Stock Index Fund                         514,003        149,427
Dreyfus Small Cap Fund*                                     2,059             89
Dreyfus VIF Growth and Income Portfolio                     1,309             75
Dreyfus VIF Quality Bond Portfolio                        107,948        157,111
The Dreyfus Socially Responsible Growth Fund,
 Inc.                                                       4,446             61
Dreyfus S&P 500 Index Fund                              1,949,527        558,051

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Dreyfus Intermediate Term Income Fund                    $437,008       $233,072
Eaton Vance Large-Cap Value Fund                        2,896,493        408,773
Eaton Vance Dividend Builder Fund                         241,187         56,145
Eaton Vance Worldwide Health Sciences Fund                 95,772         38,021
Eaton Vance Income Fund of Boston                         452,658        109,108
Eaton Vance Balance Fund                                   22,762          3,595
Wells Fargo Advantage Asset Allocation Fund*              222,557        311,152
Wells Fargo Advantage International Equity Fund*          123,403        166,991
Wells Fargo Advantage Emerging Markets Equity
 Fund*                                                    380,455         14,855
Wells Fargo Advantage Utility & Telecommunication
 Fund*                                                     11,258            544
Alger Capital Appreciation Institutional
 Portfolio                                              2,039,598        388,040
Alger Mid Cap Growth Institutional Fund*                  265,167        631,741
Alger Small Cap Growth Institutional Fund*                 84,776         44,734
First American Mid Cap Index Fund                         361,322         21,198
First American Equity Index Inv Opt                         2,175              4
First American Mid Cap Growth Opps Inv Opt                    587              6
Fidelity Advisor Equity Growth Fund                        37,066         30,135
Fidelity Advisor Value Strategies Fund                    253,203        743,479
Fidelity Advisor Leveraged Company Stock Fund             793,235        449,175
Fidelity Advisor Dynamic Cap Appreciation Fund              1,876            647
Federated Capital Appreciation Fund                         6,550            210
Federated Equity Income Fund, Inc                           4,142            299
Federated Fund for U.S. Government Securities
 Fund                                                     146,911         56,541
Federated Mid Cap Growth Strategies Fund                   47,149         41,300
Federated High Income Bond Fund                             6,941            912
Federated Kaufman Fund                                  1,410,730        549,025
Federated Short-Term Income Fund                          445,741        689,047
Federated Stock & Bond Fund*                                  364            382
Federated Total Return Bond Fund                          227,531        100,731
Federated Clover Value Fund                                     1              5
Federated International Leaders Fund                          450             15
Fidelity VIP Growth Opportunities Portfolio                62,462         89,838
Fidelity VIP Overseas Portfolio                             5,455            313
Fidelity VIP Value Strategies Portfolio                    94,622         49,989
Fidelity VIP Balanced Portfolio                           230,761         16,126
Fidelity VIP Growth & Income Portfolio                      5,916          9,022
Fidelity VIP Freedom 2020 Portfolio                         7,352             32
Fidelity VIP Freedom 2030 Portfolio                        30,817          2,364
Fidelity VIP Freedom 2015 Portfolio                       196,829          2,074
Fidelity VIP Freedom 2025 Portfolio                           525             --
Templeton Global Opportunities Trust                        8,167            287
Templeton Developing Markets Trust                        433,579        287,765
Franklin High Income Fund                                 167,692         64,171
Franklin Strategic Income Fund                          1,731,280        691,781
Templeton Global Bond Fund                              1,621,136        425,942
Franklin U.S. Government Securities Fund                  362,255        327,706
Franklin Small Cap Value Fund                             649,445        303,284
Mutual Discovery Fund                                   3,396,526      1,217,617
Templeton Growth Fund                                     672,954      1,005,791

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Franklin Income Fund                                   $2,653,406       $846,655
Franklin Growth Fund                                      980,459        366,530
Franklin Total Return Fund                                168,721         42,126
Franklin Balance Sheet Investment Fund                    965,610      2,170,171
Mutual Beacon Fund                                        396,937        116,462
Franklin Mutual Shares Fund                             1,036,558        785,973
Franklin Small-Mid Cap Growth Fund                      5,520,748      2,722,258
Franklin Templeton Conservative Allocation Fund*        1,017,295        502,094
Franklin Templeton Growth Allocation Fund*              1,080,762        437,204
Franklin Templeton Moderate Allocation Fund*            2,067,951      1,134,653
Templeton Foreign Fund                                 15,126,696      7,945,813
Franklin Small-Mid Cap Growth Securities Fund             159,214            254
GE Premier Growth Equity Fund                               4,821          4,421
Goldman Sachs Balanced Fund                                33,270          6,230
Goldman Sachs Capital Growth Fund                           1,918            322
Goldman Sachs Core Fixed Income Fund                       19,706          8,211
Goldman Sachs Structured U.S. Equity Fund                     224            111
Goldman Sachs Government Income Fund                      998,076        268,235
Goldman Sachs Growth & Income Fund                        155,354         47,288
Goldman Sachs Growth Opportunities Fund                   119,063         58,471
Goldman Sachs Concentrated International Equity
 Fund                                                       5,052            217
Goldman Sachs Mid Cap Value Fund                        1,030,847        813,661
Goldman Sachs Small Cap Value Fund                        926,503      1,056,002
Goldman Sachs Strategic Growth Fund                         1,599             55
Goldman Sachs High Yield Fund                           1,760,823        307,176
Goldman Sachs Large Cap Value Fund                        225,203         66,570
Goldman Sachs Small/Mid Cap Growth Fund                   254,432         16,774
John Hancock Small Cap Equity Fund                        521,433        894,376
Hartford Advisers HLS Fund*                               523,261      1,082,338
Hartford Total Return Bond HLS Fund                    36,601,933     22,790,938
Hartford Capital Appreciation HLS Fund                  3,417,836      7,557,820
Hartford Dividend and Growth HLS Fund                  21,099,854     10,848,512
Hartford Global Research HLS Fund*                        264,549        232,008
Hartford Global Health HLS Fund                           246,367        304,427
Hartford Global Growth HLS Fund                            44,867         18,208
Hartford Disciplined Equity HLS Fund                        1,324             44
Hartford Growth HLS Fund                                   91,501        116,630
Hartford Growth Opportunities HLS Fund                  1,219,826        586,073
Hartford Index HLS Fund                                 1,924,920      1,742,242
Hartford International Opportunities HLS Fund*            665,464        759,390
Hartford MidCap HLS Fund                               16,330,895     11,708,243
Hartford Money Market HLS Fund                          6,548,579      6,811,676
Hartford Small Company HLS Fund                         3,460,555      2,559,048
Hartford SmallCap Growth HLS Fund                          76,771         20,622
Hartford Stock HLS Fund                                   840,758      1,773,825
Hartford U.S. Government Securities HLS Fund              249,532        297,644
Hartford Value HLS Fund*                                1,486,474      1,519,552
The Hartford Checks and Balances Fund                      75,862          3,659
The Hartford Target Retirement 2010 Fund                  240,481        136,842

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
The Hartford Target Retirement 2020 Fund               $1,370,101       $439,390
The Hartford Target Retirement 2030 Fund                1,084,790        327,025
The Hartford Dividend and Growth Fund                     491,319         25,204
The Hartford International Opportunities Fund               4,125              2
The Hartford MidCap Fund                                   35,502             75
The Hartford Small Company Fund                           378,928         85,292
The Hartford Total Return Bond Fund                       179,290        146,643
Hartford Global Health Fund                                48,350         24,251
The Hartford Growth Opportunities Fund                     45,103         12,716
The Hartford Equity Growth Allocation Fund                443,444         97,014
The Hartford Balanced Allocation Fund                   2,364,319        628,186
The Hartford Conservative Allocation Fund               2,032,661        399,582
The Hartford Capital Appreciation Fund                  3,394,422        970,242
The Hartford Growth Allocation Fund                       813,546        160,415
Hartford Money Market                                   1,564,622        461,061
Hartford Inflation Plus Fund                              963,251        176,840
Hartford Equity Income Fund                                 3,364              2
The Hartford Target Retirement 2015 Fund                  322,975         29,829
The Hartford Target Retirement 2025 Fund                2,182,878         92,615
The Hartford Target Retirement 2035 Fund                  594,409         84,877
The Hartford Target Retirement 2040 Fund                  257,393         18,859
The Hartford Target Retirement 2045 Fund                  402,835         23,453
The Hartford Target Retirement 2050 Fund                  192,419         12,602
Hotchkis and Wiley Large Cap Value Fund                   188,175        177,606
Invesco V.I. Technology Fund*                             183,332        131,507
Invesco Financial Services Fund*                           91,384        137,702
Invesco Leisure Fund*                                     118,200        132,535
Invesco Technology Fund*                                  352,419        328,053
Ivy Global Natural Resources Fund                         753,082        348,401
Ivy Large Cap Growth Fund                                 463,964         62,165
Ivy Science & Technology Fund                             162,158         25,865
Ivy Asset Strategy Fund                                   734,170         21,131
Janus Aspen Forty Portfolio                               104,372        304,495
Janus Aspen Worldwide Portfolio                            23,831         64,539
Janus Aspen Enterprise Portfolio                           47,252          2,314
Janus Aspen Balanced Portfolio                             49,767         82,647
Janus Aspen Overseas Portfolio                            377,556        245,961
Janus Balanced Fund                                       523,046         21,926
Janus Flexible Bond Fund                                    5,817             76
Janus Forty Fund                                        1,727,552      1,687,919
Janus Worldwide Fund                                       51,999         79,828
Janus Mid Cap Value Fund                                  312,405         14,939
Janus Enterprise Fund                                     302,636        159,406
Janus Overseas Fund                                     3,436,794      1,536,634
Prudential Jennison Mid-Cap Growth Fund, Inc.*             99,604          3,101
Prudential Jennison 20/20 Focus Fund*                     216,120         20,921
JPMorgan Core Bond Fund                                 1,150,458         51,307
JPMorgan Small Cap Equity Fund                             81,560          5,128
JPMorgan Small Cap Growth Fund                            754,898        124,818

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
JPMorgan Small Cap Value Fund                            $273,551        $19,079
JPMorgan U.S. Real Estate Fund                             47,870          5,128
JPMorgan U.S. Equity Fund                                     965              5
JP Morgan Prime Money Market Fund                       1,852,009         79,961
Keeley Small Cap Value Fund                               282,296        261,711
Loomis Sayles Bond Fund                                   337,685          1,522
LKCM Aquinas Value Fund                                    27,779             36
Lord Abbett Affiliated Fund                               306,432        138,635
Lord Abbett Fundamental Equity Fund                       607,765        205,388
Lord Abbett Bond Debenture Fund                           777,453        336,862
Lord Abbett Growth Opportunities Fund                      70,725         42,793
Lord Abbett Classic Stock Fund                             32,640         19,063
Lord Abbett Capital Structure Fund                        133,939         52,065
Lord Abbett Total Return Fund                             254,971        101,540
Lord Abbett Small Cap Blend Fund                          974,538      1,227,619
Lord Abbett Developing Growth Fund, Inc.                  350,415         58,195
Lord Abbett International Core Equity Fund                 50,285          7,474
Lord Abbett Value Opportunities Fund                      212,142            308
Legg Mason Capital Management Value Trust, Inc.            71,628         73,534
Marshall Mid-Cap Value Fund                                61,295         11,215
MFS Emerging Growth Fund                                   61,147          2,220
Massachusetts Investors Growth Stock Fund               2,209,147      2,108,863
MFS High Income Fund                                      310,497        279,265
MFS International New Discovery Fund                       69,784         42,639
MFS Mid Cap Growth Fund                                    96,416        252,904
MFS Research International Fund                           442,647        135,946
MFS Total Return Fund                                     495,510        218,454
MFS Utilities Fund                                      1,067,193        834,755
MFS Value Fund                                          1,976,136        492,172
MFS Research Bond Fund                                     62,522         42,223
MFS Massachusetts Investors Trust Fund                    333,180         18,645
MFS Core Growth Fund                                        8,737            209
MFS Core Equity Fund                                      110,177        144,993
MFS Government Securities Fund                          1,808,101        514,805
MFS International Value Fund                              626,569         43,750
MFS Technology Fund                                       103,210         57,313
MFS Core Equity Series                                        651          9,826
MFS High Income Series                                     48,542         19,651
MFS Investors Growth Stock Series                              35          4,202
MFS Utilities Series                                       62,191         61,576
BlackRock Global Allocation Fund                        3,345,575        572,842
BlackRock Global Financial Services Fund                   47,334         27,887
BlackRock Large Cap Core Fund                              73,511         69,261
BlackRock Value Opportunities Fund                          4,209          4,605
BlackRock Small Cap Growth Fund                           258,953        109,808
BlackRock Mid Cap Value Opportunities Fund                590,667        228,916
BlackRock International Opportunities Portfolio            34,440             81
Munder MidCap Core Growth Fund                          1,147,921         86,543
Neuberger Berman Socially Responsive Fund                 194,322         31,703

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Oakmark International Small Cap Fund                     $428,341     $1,473,097
The Oakmark Equity and Income Fund                      5,932,107         51,802
Oppenheimer Capital Appreciation Fund                     238,229        400,681
Oppenheimer Global Fund                                 2,390,389        810,163
Oppenheimer International Growth Fund                     132,943         75,614
Oppenheimer Main Street Fund                               42,650          6,483
Oppenheimer Global Strategic Income Fund*                 109,061         11,869
Oppenheimer Main Street Small Cap Fund                    653,136        377,145
Oppenheimer Developing Markets Fund                     1,654,833        407,456
Oppenheimer Equity Fund                                    22,139          9,405
Oppenheimer Capital Income Fund                               101              3
Oppenheimer International Bond Fund                     2,682,214        914,070
Oppenheimer Small- & Mid- Cap Value Fund                  287,164         55,723
Oppenheimer Main Street Opportunity Fund                  158,614         87,374
Oppenheimer Gold & Special Metals Fund                  1,235,772        306,735
Oppenheimer Real Estate Fund                              296,502        116,813
Putnam Global Equity Fund                                     561          2,071
Putnam High Yield Fund                                  2,218,201      2,396,568
Putnam VT International Growth Fund*                       21,722         17,437
Putnam VT Multi-Cap Growth Fund*                          387,316        414,048
Putnam Small Cap Value Fund                               133,698         28,989
Pioneer CullenValue Fund                                      231             23
Pioneer Emerging Markets Fund                           1,045,381        314,675
Pioneer Oak Ridge Small Cap Growth Fund                    30,892          2,288
Allianz NFJ Small Cap Value Fund                          490,513        283,415
Allianz NFJ Dividend Value Fund                         1,120,256        200,035
Managers Cadence Mid-Cap Fund*                              9,177          4,691
PIMCO Total Return                                     11,312,820      2,216,806
PIMCO Emerging Markets Bond Fund                          684,993        359,069
PIMCO Real Return Fund                                  6,806,678      2,993,989
Pioneer Fund                                              187,683         11,669
Pioneer High Yield Fund                                 1,314,865      1,382,872
Pioneer Strategic Income Fund                           1,114,987        355,319
Pioneer Mid Cap Value Fund                                625,779      1,058,312
Pioneer Growth Opportunities Fund                          62,654         29,507
PIMCO Total Return Fund                                 1,035,194         54,259
Putnam Equity Income Fund                                  65,055         41,094
Putnam High Yield Advantage Fund                          200,529         23,067
Putnam International Equity Fund                          315,333      1,406,201
Putnam Investors Fund                                       1,416              4
Putnam Multi-Cap Growth Fund*                               6,290          5,348
Putnam International Capital Opportunities Fund           176,748         26,796
Putnam Small Cap Growth Fund                               85,481         53,203
Royce Total Return Fund                                    79,118            743
Royce Value Plus Fund                                     263,536        214,873
Royce Value Fund                                          374,225         36,527
RS Value Fund                                             787,296         23,637
Columbia Diversified Equity Income Fund*                  104,102         82,517
Columbia Mid Cap Value Opportunity Fund*                   85,188         15,695

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value Fund*               $2,743           $406
RidgeWorth Small Cap Value Equity Fund                    122,103          3,643
RidgeWorth Mid-Cap Value Equity Fund                      193,983          3,638
DWS RREEF Real Estate Securities Fund                       3,115             40
DWS Dreman High Return Equity Fund                        151,095         96,238
DWS Emerging Markets Fixed Income Fund                     18,339            187
SSGA S&P 500 Index Fund                                   156,806         47,891
DWS Growth & Income VIP Portfolio                           2,433          4,968
DWS Global Thematic Fund                                   34,738         29,427
Legg Mason ClearBridge Aggressive Growth Fund              15,359         27,005
Legg Mason Partners ClearBridge Fundamental Value
 Fund                                                       1,193             22
Legg Mason ClearBridge Mid Cap Core Fund                   28,446          3,377
Legg Mason ClearBridge Small Cap Growth Fund              140,303         95,624
BlackRock Small/Mid-Cap Growth Fund                        58,806         23,080
Thornburg International Value Fund                      2,288,848        775,254
Thornburg Value Fund                                      616,536        208,198
Thornburg Core Growth Fund                                381,014        328,134
Timothy Plan Large/Mid Cap Value Fund                       2,679              5
T. Rowe Price Growth Stock Fund                         1,035,978        155,911
T. Rowe Price Equity-Income                               386,027        178,920
T. Rowe Price Retirement 2010 Fund                        564,312        189,093
T. Rowe Price Retirement 2020 Fund                      2,018,380        511,042
T. Rowe Price Retirement 2030 Fund                      1,771,301        787,002
T. Rowe Price Retirement 2040 Fund                        864,986        341,634
T. Rowe Price Retirement 2050 Fund                        373,968        182,256
T. Rowe Price Retirement Income Fund                       54,958         45,387
UBS Global Allocation Fund                                    126             16
Vanguard Small-Cap Index Fund                           1,023,511         14,616
Vanguard Mid-Cap Index Fund                               230,313          4,998
Vanguard Total Bond Market Index Fund                     261,778         13,134
Vanguard Total Stock Market Index Fund                     72,648            244
Victory Diversified Stock Fund                            341,392        173,291
Victory Special Value Fund                              1,083,458        975,208
Victory Small Company Opportunity Fund                    624,319        109,571
Victory Established Value Fund                            301,748         19,928
Invesco Van Kampen Small Cap Growth Fund*                 557,781        689,510
Invesco Van Kampen Comstock Fund*                         793,621        546,436
Invesco Van Kampen Enterprise Fund*                         2,871             95
Invesco Van Kampen Equity and Income Fund*              4,091,182     10,511,188
Invesco Van Kampen Growth and Income Fund*              1,820,083        338,827
Invesco Van Kampen Mid Cap Growth Fund*                   483,852        251,418
Invesco Van Kampen U.S. Mortgage Fund*                        222            582
Invesco Van Kampen Real Estate Securities Fund*            38,144         12,784
Invesco Van Kampen Capital Growth Fund*                     3,125          2,020
Invesco Van Kampen Small Cap Value Fund*                  393,822         24,841
Invesco Van Kampen American Value Fund*                    12,263            343
Invesco Van Kampen Global Franchise Fund*                  14,101            664
Morgan Stanley Institutional Opportunity
 Portfolio*                                                72,995         63,274
Vanguard 500 Index Fund                                   601,207          8,346

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund*             $82,965        $90,867
Columbia Seligman Communications and Information
 Fund*                                                    230,590         38,820
Columbia Seligman Global Technology Fund*                  56,864          5,634
Legg Mason Partners ClearBridge Small Cap Value
 Fund                                                       9,562         10,047
Balanced Strategy Fund                                     78,442         30,855
Conservative Strategy Fund                                 53,515         22,270
Growth Strategy Fund                                       42,081            448
Moderate Strategy Fund                                     38,834            305

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century VP Equity Income
 Fund                               1,609,636     944,697           664,939
American Century VP Growth                195           1               194
American Century VP Ultra(R) Fund       1,007       2,254            (1,247)
American Century VP Balanced Fund         314         915              (601)
American Century VP International
 Fund                                      --       1,228            (1,228)
American Century VP Small Cap
 Value Fund                           121,179       4,701           116,478
American Century VP Large Company
 Value Fund                             5,940       3,634             2,306
American Century VP Vista(SM)
 Fund                                  22,042       9,950            12,092
American Century VP
 Inflation-Adjusted Bond Fund           3,107         862             2,245
American Century VP Equity Growth
 Fund                                   1,069          14             1,055
American Century VP Income &
 Growth Fund                            1,108      10,637            (9,529)
American Century VP Ultra Fund          1,564       4,234            (2,670)
American Century VP Value Fund          2,079      11,440            (9,361)
American Century VP Mid Cap Value
 Fund                                     675           1               674
Invesco V.I. Small Cap Equity
 Fund*                                  7,319       5,050             2,269
Invesco V.I. Financial Services
 Fund*                                  2,922         572             2,350
Invesco V.I. Leisure Fund*                997          --               997
Invesco Basic Value Fund*              23,196     119,067           (95,871)
Invesco European Growth Fund*          33,537      13,019            20,518
Invesco International Growth
 Fund*                                 37,274      18,213            19,061
Invesco Mid Cap Core Equity Fund*       4,699       2,686             2,013
Invesco Small Cap Growth Fund*         13,465       8,265             5,200
Invesco Real Estate Fund*              89,050      22,923            66,127
Invesco Small Cap Equity Fund*          8,573       4,799             3,774
Invesco Large Cap Growth Fund*          1,091          34             1,057
Invesco Capital Development Fund*       3,328       2,681               647
Invesco Developing Markets Fund           955          --               955
American Century Prime Money
 Market Fund                           20,658         109            20,549
Domini Social Equity Fund                 429         117               312
AllianceBernstein 2055 Retirement
 Strategy Fund                             30           1                29
AllianceBernstein 2050 Retirement
 Strategy Fund                         14,996       1,926            13,070
AllianceBernstein VPS Balanced
 Shares Portfolio                       4,202         493             3,709
AllianceBernstein VPS Growth and
 Income Portfolio                       7,640       4,642             2,998

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Growth Portfolio        32,377      22,165            10,212
AllianceBernstein VPS
 International Value Portfolio         61,724      62,844            (1,120)
AllianceBernstein VPS Global
 Value Portfolio                        5,672       2,403             3,269
AllianceBernstein Growth Fund           4,057       2,795             1,262
AllianceBernstein VPS
 Small/Mid-Cap Growth Portfolio         1,804         200             1,604
AllianceBernstein VPS Small-Mid
 Cap Value Portfolio                   22,344       3,293            19,051
AllianceBernstein Value Fund               64           4                60
AllianceBernstein 2015 Retirement
 Strategy                               9,945          71             9,874
AllianceBernstein 2025 Retirement
 Strategy                              12,889       1,701            11,188
AllianceBernstein 2035 Retirement
 Strategy                              11,684         563            11,121
AllianceBernstein 2045 Retirement
 Strategy                               8,935         119             8,816
AllianceBernstein 2000 Retirement
 Strategy                                  40          --                40
AllianceBernstein 2010 Retirement
 Strategy                               2,539         142             2,397
AllianceBernstein 2020 Retirement
 Strategy                              22,234       1,196            21,038
AllianceBernstein 2030 Retirement
 Strategy                              38,619       1,624            36,995
AllianceBernstein 2040 Retirement
 Strategy                              13,683       1,012            12,671
American Funds AMCAP Fund              77,076      32,641            44,435
American Funds American Balanced
 Fund                                 209,602     106,124           103,478
American Funds Capital Income
 Builder Fund                         511,751     205,954           305,797
American Funds EuroPacific Growth
 Fund                                 728,887     235,012           493,875
American Funds Fundamental
 Investors Fund                       405,076     131,428           273,648
American Funds New Perspective
 Fund                                 200,642      67,858           132,784
American Funds The Bond Fund of
 America                              266,444     171,635            94,809
American Funds The Growth Fund of
 America Fund                       1,849,111     766,889         1,082,222
American Funds The Income Fund of
 America                              272,527     133,022           139,505
American Funds The Investment
 Company of America                   307,006     120,378           186,628
American Funds The New Economy
 Fund                                  37,934      15,581            22,353
American Funds Washington Mutual
 Investors                            110,550      39,330            71,220
American Funds American Mutual
 Fund                                 125,679      41,682            83,997
American Funds Capital World
 Growth & Income Fund                 599,622     147,398           452,224
American Funds SMALLCAP World
 Fund                                  32,200      16,320            15,880
Ariel Appreciation Fund                 6,094       3,124             2,970
Ariel Fund                              8,874         979             7,895
Artisan Mid Cap Value Fund             74,753      20,409            54,344
Ave Maria Opportunity Fund                 13          --                13
Ave Maria Rising Dividend Fund          1,184          --             1,184
Ave Maria Growth Fund                     919         105               814
LifePath 2020 Portfolio               627,915     438,208           189,707
LifePath 2030 Portfolio               508,345     245,535           262,810
LifePath 2040 Portfolio               375,064     169,118           205,946
LifePath Retirement Portfolio         198,262     135,743            62,519
LifePath 2050 Portfolio                 4,234           7             4,227
Baron Small Cap Fund                   61,515       2,885            58,630
BlackRock Equity Dividend Fund         25,349         967            24,382
BlackRock Capital Appreciation
 Fund                                       3          --                 3
BlackRock Government Income Fund        7,199       6,710               489
BlackRock Mid Cap Value Portfolio       3,271         407             2,864
Calvert VP SRI Balanced
 Portfolio*                               231         167                64
Calvert Social Investment Fund
 Equity Portfolio                      95,702      29,183            66,519

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
                                UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                     ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Calvert Large Cap Growth
 Fund                              3,753            2,784               969
Calvert Social Investment
 Bond Fund                        55,829            5,809            50,020
Calvert Income Fund               37,546            5,080            32,466
Columbia Contrarian Core
 Fund                              1,682              304             1,378
Columbia Marsico 21st
 Century Fund                        167               10               157
Columbia Small Cap Value I
 Fund                              2,879              814             2,065
Columbia Marsico
 International Opportunities
 VS Fund                              (2)              37               (39)
Columbia Mid Cap Value Fund       35,598           11,007            24,591
Columbia Acorn Fund               47,955            3,538            44,417
Columbia Marsico Growth VS
 Fund                             23,464           22,501               963
CRM Mid Cap Value Fund             2,985            5,718            (2,733)
Columbia Small Cap Core Inv
 Opt                              19,482               54            19,428
Davis Financial Fund               3,631            1,530             2,101
Davis New York Venture Fund      195,632          158,059            37,573
Davis Opportunity Fund             8,090            2,207             5,883
Dreyfus Bond Market Index
 Fund                            234,721           50,520           184,201
Dreyfus Lifetime Growth and
 Income Portfolio                 12,698            5,250             7,448
Dreyfus VIF Appreciation
 Portfolio                            42               28                14
Dreyfus International Stock
 Index Fund                        2,245              155             2,090
Dreyfus MidCap Index Fund         67,268           33,914            33,354
Dreyfus SmallCap Stock Index
 Fund                             44,179           13,505            30,674
Dreyfus Small Cap Fund*              266                4               262
Dreyfus VIF Growth and
 Income Portfolio                    142                9               133
Dreyfus VIF Quality Bond
 Portfolio                         8,222           12,958            (4,736)
The Dreyfus Socially
 Responsible Growth Fund,
 Inc.                                445               --               445
Dreyfus S&P 500 Index Fund       221,801           63,594           158,207
Dreyfus Intermediate Term
 Income Fund                      33,500           19,318            14,182
Eaton Vance Large-Cap Value
 Fund                            370,219           48,462           321,757
Eaton Vance Dividend Builder
 Fund                             26,474            5,854            20,620
Eaton Vance Worldwide Health
 Sciences Fund                     7,988            3,177             4,811
Eaton Vance Income Fund of
 Boston                           33,548            9,084            24,464
Eaton Vance Balance Fund           1,536              237             1,299
Wells Fargo Advantage Asset
 Allocation Fund*                 20,858           27,661            (6,803)
Wells Fargo Advantage
 International Equity Fund*       13,900           18,590            (4,690)
Wells Fargo Advantage
 Emerging Markets Equity
 Fund*                            18,535              666            17,869
Wells Fargo Advantage
 Utility & Telecommunication
 Fund*                               804               34               770
Alger Capital Appreciation
 Institutional Portfolio         216,371           37,467           178,904
Alger Mid Cap Growth
 Institutional Fund*              31,999           78,050           (46,051)
Alger Small Cap Growth
 Institutional Fund*               9,780            5,014             4,766
First American Mid Cap Index
 Fund                             35,575            1,890            33,685
First American Equity Index
 Inv Opt                             184               --               184
First American Mid Cap
 Growth Opps Inv Opt                  50               --                50
Fidelity Advisor Equity
 Growth Fund                       4,598            3,583             1,015
Fidelity Advisor Value
 Strategies Fund                  18,202           49,560           (31,358)
Fidelity Advisor Leveraged
 Company Stock Fund              101,908           57,963            43,945
Fidelity Advisor Dynamic Cap
 Appreciation Fund                   232               73               159
Federated Capital
 Appreciation Fund                   639               15               624
Federated Equity Income
 Fund, Inc                           376                4               372
Federated Fund for U.S.
 Government Securities Fund       11,686            4,605             7,081

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Federated Mid Cap Growth
 Strategies Fund                        4,420       3,826               594
Federated High Income Bond Fund           352          45               307
Federated Kaufman Fund                153,443      57,414            96,029
Federated Short-Term Income Fund       34,039      53,669           (19,630)
Federated Stock & Bond Fund*               35          35                --
Federated Total Return Bond Fund       16,888       7,917             8,971
Federated Clover Value Fund                --          --                --
Federated International Leaders
 Fund                                      45          --                45
Fidelity VIP Growth Opportunities
 Portfolio                              6,554       9,990            (3,436)
Fidelity VIP Overseas Portfolio           548           9               539
Fidelity VIP Value Strategies
 Portfolio                              9,187       5,438             3,749
Fidelity VIP Balanced Portfolio        20,466       1,311            19,155
Fidelity VIP Growth & Income
 Portfolio                                431         933              (502)
Fidelity VIP Freedom 2020
 Portfolio                                484          --               484
Fidelity VIP Freedom 2030
 Portfolio                              1,908         145             1,763
Fidelity VIP Freedom 2015
 Portfolio                             12,946          95            12,851
Fidelity VIP Freedom 2025
 Portfolio                                 31          --                31
Templeton Global Opportunities
 Trust                                    531          16               515
Templeton Developing Markets
 Trust                                 36,934      23,490            13,444
Franklin High Income Fund              12,908       5,276             7,632
Franklin Strategic Income Fund        138,175      55,206            82,969
Templeton Global Bond Fund            107,364      28,526            78,838
Franklin U.S. Government
 Securities Fund                       27,671      26,893               778
Franklin Small Cap Value Fund          56,372      26,302            30,070
Mutual Discovery Fund                 354,680     120,198           234,482
Templeton Growth Fund                  72,464      57,566            14,898
Franklin Income Fund                  227,098      79,511           147,587
Franklin Growth Fund                  100,371      34,662            65,709
Franklin Total Return Fund             13,394       3,329            10,065
Franklin Balance Sheet Investment
 Fund                                  45,986     133,403           (87,417)
Mutual Beacon Fund                     45,775      12,445            33,330
Franklin Mutual Shares Fund            91,788      60,837            30,951
Franklin Small-Mid Cap Growth
 Fund                                 574,672     200,530           374,142
Franklin Templeton Conservative
 Allocation Fund*                      91,039      44,615            46,424
Franklin Templeton Growth
 Allocation Fund*                     104,045      41,180            62,865
Franklin Templeton Moderate
 Allocation Fund*                     186,529      95,622            90,907
Templeton Foreign Fund                877,329     452,149           425,180
Franklin Small-Mid Cap Growth
 Securities Fund                       13,626          --            13,626
GE Premier Growth Equity Fund             467         421                46
Goldman Sachs Balanced Fund             2,832         545             2,287
Goldman Sachs Capital Growth Fund         205          22               183
Goldman Sachs Core Fixed Income
 Fund                                   1,642         689               953
Goldman Sachs Structured U.S.
 Equity Fund                               27          13                14
Goldman Sachs Government Income
 Fund                                  75,191      21,920            53,271
Goldman Sachs Growth & Income
 Fund                                  18,873       5,503            13,370
Goldman Sachs Growth
 Opportunities Fund                    10,776       5,619             5,157
Goldman Sachs Concentrated
 International Equity Fund                648          26               622
Goldman Sachs Mid Cap Value Fund       65,743      46,656            19,087
Goldman Sachs Small Cap Value
 Fund                                 100,598     114,361           (13,763)
Goldman Sachs Strategic Growth
 Fund                                     162           2               160

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Goldman Sachs High Yield Fund         127,405      24,224           103,181
Goldman Sachs Large Cap Value
 Fund                                  29,844       8,955            20,889
Goldman Sachs Small/Mid Cap
 Growth Fund                           12,796         748            12,048
John Hancock Small Cap Equity
 Fund                                  48,582      82,590           (34,008)
Hartford Advisers HLS Fund*            45,230     112,247           (67,017)
Hartford Total Return Bond HLS
 Fund                               2,385,227   1,574,318           810,909
Hartford Capital Appreciation HLS
 Fund                                 189,151     450,249          (261,098)
Hartford Dividend and Growth HLS
 Fund                               2,128,641   1,140,922           987,719
Hartford Global Research HLS
 Fund*                                 26,932      24,193             2,739
Hartford Global Health HLS Fund        17,125      18,711            (1,586)
Hartford Global Growth HLS Fund         5,184       1,868             3,316
Hartford Disciplined Equity HLS
 Fund                                     140           1               139
Hartford Growth HLS Fund                9,214      11,126            (1,912)
Hartford Growth Opportunities HLS
 Fund                                 139,639      62,881            76,758
Hartford Index HLS Fund               280,913     297,737           (16,824)
Hartford International
 Opportunities HLS Fund*               59,424      72,350           (12,926)
Hartford MidCap HLS Fund              914,071     626,801           287,270
Hartford Money Market HLS Fund        605,243     638,570           (33,327)
Hartford Small Company HLS Fund       975,732     320,193           655,539
Hartford SmallCap Growth HLS Fund       7,590       2,012             5,578
Hartford Stock HLS Fund                77,641     160,482           (82,841)
Hartford U.S. Government
 Securities HLS Fund                   19,828      27,749            (7,921)
Hartford Value HLS Fund*              141,810     151,568            (9,758)
The Hartford Checks and Balances
 Fund                                   7,178         336             6,842
The Hartford Target Retirement
 2010 Fund                             22,870      12,728            10,142
The Hartford Target Retirement
 2020 Fund                            131,878      46,627            85,251
The Hartford Target Retirement
 2030 Fund                            109,521      35,329            74,192
The Hartford Dividend and Growth
 Fund                                  49,081       1,686            47,395
The Hartford International
 Opportunities Fund                       411          --               411
The Hartford MidCap Fund                3,298          --             3,298
The Hartford Small Company Fund        38,390       8,719            29,671
The Hartford Total Return Bond
 Fund                                  15,919      13,232             2,687
Hartford Global Health Fund             4,191       2,507             1,684
The Hartford Growth Opportunities
 Fund                                   3,514       1,313             2,201
The Hartford Equity Growth
 Allocation Fund                       49,715      11,409            38,306
The Hartford Balanced Allocation
 Fund                                 204,509      61,826           142,683
The Hartford Conservative
 Allocation Fund                      158,627      36,614           122,013
The Hartford Capital Appreciation
 Fund                                 378,860     113,549           265,311
The Hartford Growth Allocation
 Fund                                  84,656      16,726            67,930
Hartford Money Market                 153,020      44,682           108,338
Hartford Inflation Plus Fund           81,844      15,353            66,491
Hartford Equity Income Fund               297          --               297
The Hartford Target Retirement
 2015 Fund                             20,895       1,949            18,946
The Hartford Target Retirement
 2025 Fund                            133,837       5,457           128,380
The Hartford Target Retirement
 2035 Fund                             34,977       4,743            30,234
The Hartford Target Retirement
 2040 Fund                             15,222       1,084            14,138
The Hartford Target Retirement
 2045 Fund                             23,111       1,222            21,889
The Hartford Target Retirement
 2050 Fund                             11,147         671            10,476
Hotchkis and Wiley Large Cap
 Value Fund                            20,024      18,536             1,488

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Technology Fund*          18,529      13,410             5,119
Invesco Financial Services Fund*       15,815      24,174            (8,359)
Invesco Leisure Fund*                  10,154      11,097              (943)
Invesco Technology Fund*               43,634      41,333             2,301
Ivy Global Natural Resources Fund      89,588      37,825            51,763
Ivy Large Cap Growth Fund              52,402       6,407            45,995
Ivy Science & Technology Fund          14,179       2,184            11,995
Ivy Asset Strategy Fund                58,971       1,590            57,381
Janus Aspen Forty Portfolio             9,001      24,852           (15,851)
Janus Aspen Worldwide Portfolio         2,414       7,098            (4,684)
Janus Aspen Enterprise Portfolio        4,066         197             3,869
Janus Aspen Balanced Portfolio          3,583       6,824            (3,241)
Janus Aspen Overseas Portfolio         26,792      18,484             8,308
Janus Balanced Fund                    43,407       1,848            41,559
Janus Flexible Bond Fund                  421           1               420
Janus Forty Fund                      138,538     115,629            22,909
Janus Worldwide Fund                    4,116       6,123            (2,007)
Janus Mid Cap Value Fund               24,505       1,102            23,403
Janus Enterprise Fund                  21,091      10,432            10,659
Janus Overseas Fund                   259,265     110,654           148,611
Prudential Jennison Mid-Cap
 Growth Fund, Inc.*                     5,891         147             5,744
Prudential Jennison 20/20 Focus
 Fund*                                 12,942       1,174            11,768
JPMorgan Core Bond Fund                98,149       4,360            93,789
JPMorgan Small Cap Equity Fund          4,353         251             4,102
JPMorgan Small Cap Growth Fund         39,363       6,159            33,204
JPMorgan Small Cap Value Fund          13,328         847            12,481
JPMorgan U.S. Real Estate Fund          1,807         199             1,608
JPMorgan U.S. Equity Fund                  90          --                90
JP Morgan Prime Money Market Fund     186,103       7,773           178,330
Keeley Small Cap Value Fund            26,203      23,664             2,539
Loomis Sayles Bond Fund                21,814          54            21,760
LKCM Aquinas Value Fund                 2,462          --             2,462
Lord Abbett Affiliated Fund            36,966      16,404            20,562
Lord Abbett Fundamental Equity
 Fund                                  36,213      16,071            20,142
Lord Abbett Bond Debenture Fund        61,690      27,760            33,930
Lord Abbett Growth Opportunities
 Fund                                   6,623       3,879             2,744
Lord Abbett Classic Stock Fund          3,679       2,162             1,517
Lord Abbett Capital Structure
 Fund                                  15,114       5,834             9,280
Lord Abbett Total Return Fund          18,926       8,057            10,869
Lord Abbett Small Cap Blend Fund      109,131     135,816           (26,685)
Lord Abbett Developing Growth
 Fund, Inc.                            38,272       5,336            32,936
Lord Abbett International Core
 Equity Fund                            5,261         666             4,595
Lord Abbett Value Opportunities
 Fund                                  20,172           4            20,168
Legg Mason Capital Management
 Value Trust, Inc.                     11,834       7,972             3,862
Marshall Mid-Cap Value Fund             7,307       1,268             6,039
MFS Emerging Growth Fund                5,388         193             5,195
Massachusetts Investors Growth
 Stock Fund                           249,210     193,216            55,994
MFS High Income Fund                   15,985      16,358              (373)
MFS International New Discovery
 Fund                                   3,870       2,992               878

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
                                UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                     ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
MFS Mid Cap Growth Fund           12,339           33,003           (20,664)
MFS Research International
 Fund                             56,911           17,441            39,470
MFS Total Return Fund             50,955           21,882            29,073
MFS Utilities Fund                77,167           53,598            23,569
MFS Value Fund                   230,588           45,941           184,647
MFS Research Bond Fund             5,114            3,405             1,709
MFS Massachusetts Investors
 Trust Fund                       20,090            1,082            19,008
MFS Core Growth Fund                 599               10               589
MFS Core Equity Fund              12,288           16,585            (4,297)
MFS Government Securities
 Fund                            155,891           45,352           110,539
MFS International Value Fund      36,981            2,621            34,360
MFS Technology Fund                5,123            2,651             2,472
MFS Core Equity Series                57            1,044              (987)
MFS High Income Series             3,929            1,585             2,344
MFS Investors Growth Stock
 Series                               (1)             418              (419)
MFS Utilities Series               4,893            5,025              (132)
BlackRock Global Allocation
 Fund                            300,375           50,878           249,497
BlackRock Global Financial
 Services Fund                     7,663            4,225             3,438
BlackRock Large Cap Core
 Fund                              9,705            8,807               898
BlackRock Value
 Opportunities Fund                  484              508               (24)
BlackRock Small Cap Growth
 Fund                             28,502           11,216            17,286
BlackRock Mid Cap Value
 Opportunities Fund               66,252           23,203            43,049
BlackRock International
 Opportunities Portfolio           3,076                1             3,075
Munder MidCap Core Growth
 Fund                            107,848            7,873            99,975
Neuberger Berman Socially
 Responsive Fund                  14,507            2,603            11,904
Oakmark International Small
 Cap Fund                         16,767           53,661           (36,894)
The Oakmark Equity and
 Income Fund                     572,779            5,032           567,747
Oppenheimer Capital
 Appreciation Fund                23,856           38,653           (14,797)
Oppenheimer Global Fund          126,527           35,637            90,890
Oppenheimer International
 Growth Fund                      13,682            7,380             6,302
Oppenheimer Main Street Fund       5,626              866             4,760
Oppenheimer Global Strategic
 Income Fund*                      8,909            1,004             7,905
Oppenheimer Main Street
 Small Cap Fund                   78,271           42,523            35,748
Oppenheimer Developing
 Markets Fund                     60,578            7,906            52,672
Oppenheimer Equity Fund            2,326              967             1,359
Oppenheimer Capital Income
 Fund                                 11               --                11
Oppenheimer International
 Bond Fund                       196,132           69,753           126,379
Oppenheimer Small- & Mid-
 Cap Value Fund                   33,455            6,020            27,435
Oppenheimer Main Street
 Opportunity Fund                 18,267            9,677             8,590
Oppenheimer Gold & Special
 Metals Fund                      57,708           15,709            41,999
Oppenheimer Real Estate Fund      38,998           16,392            22,606
Putnam Global Equity Fund             11              232              (221)
Putnam High Yield Fund           163,859          190,488           (26,629)
Putnam VT International
 Growth Fund*                      1,718            1,878              (160)
Putnam VT Multi-Cap Growth
 Fund*                            37,878           44,263            (6,385)
Putnam Small Cap Value Fund       15,825            3,676            12,149
Pioneer CullenValue Fund              21                2                19
Pioneer Emerging Markets
 Fund                            119,667           35,931            83,736
Pioneer Oak Ridge Small Cap
 Growth Fund                       1,876              114             1,762

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Allianz NFJ Small Cap Value Fund       49,882      30,671            19,211
Allianz NFJ Dividend Value Fund       146,045      26,148           119,897
Managers Cadence Mid-Cap Fund*          1,073         507               566
PIMCO Total Return                    789,380     166,403           622,977
PIMCO Emerging Markets Bond Fund       52,891      27,542            25,349
PIMCO Real Return Fund                590,445     241,333           349,112
Pioneer Fund                           20,716       1,213            19,503
Pioneer High Yield Fund               111,169     124,205           (13,036)
Pioneer Strategic Income Fund          81,040      27,334            53,706
Pioneer Mid Cap Value Fund             72,233     124,674           (52,441)
Pioneer Growth Opportunities Fund       5,533       2,392             3,141
PIMCO Total Return Fund                92,234       5,010            87,224
Putnam Equity Income Fund               6,957       4,561             2,396
Putnam High Yield Advantage Fund       15,970       1,797            14,173
Putnam International Equity Fund       23,407     100,795           (77,388)
Putnam Investors Fund                     198          --               198
Putnam Multi-Cap Growth Fund*             800         654               146
Putnam International Capital
 Opportunities Fund                    21,507       3,346            18,161
Putnam Small Cap Growth Fund           11,630       7,354             4,276
Royce Total Return Fund                 3,970          31             3,939
Royce Value Plus Fund                  25,139      18,566             6,573
Royce Value Fund                       20,996       1,816            19,180
RS Value Fund                          71,245       2,092            69,153
Columbia Diversified Equity
 Income Fund*                          13,959      10,748             3,211
Columbia Mid Cap Value
 Opportunity Fund*                     10,802       1,965             8,837
Columbia Multi-Advisor Small Cap
 Value Fund*                              316          41               275
RidgeWorth Small Cap Value Equity
 Fund                                   6,056         169             5,887
RidgeWorth Mid-Cap Value Equity
 Fund                                   9,289         150             9,139
DWS RREEF Real Estate Securities
 Fund                                     330          --               330
DWS Dreman High Return Equity
 Fund                                  21,845      13,137             8,708
DWS Emerging Markets Fixed Income
 Fund                                   1,249           2             1,247
SSGA S&P 500 Index Fund                14,155       4,516             9,639
DWS Growth & Income VIP Portfolio         207         535              (328)
DWS Global Thematic Fund                4,080       3,408               672
Legg Mason ClearBridge Aggressive
 Growth Fund                            2,001       3,374            (1,373)
Legg Mason Partners ClearBridge
 Fundamental Value Fund                   125           1               124
Legg Mason ClearBridge Mid Cap
 Core Fund                              1,705         180             1,525
Legg Mason ClearBridge Small Cap
 Growth Fund                           15,196      10,134             5,062
BlackRock Small/Mid-Cap Growth
 Fund                                   6,840       2,312             4,528
Thornburg International Value
 Fund                                 200,282      72,858           127,424
Thornburg Value Fund                   45,053      19,945            25,108
Thornburg Core Growth Fund             41,596      35,493             6,103
Timothy Plan Large/Mid Cap Value
 Fund                                     266          --               266
T. Rowe Price Growth Stock Fund       119,834      16,727           103,107
T. Rowe Price Equity-Income            50,027      23,008            27,019
T. Rowe Price Retirement 2010
 Fund                                  56,240      18,717            37,523
T. Rowe Price Retirement 2020
 Fund                                 212,453      53,631           158,822
T. Rowe Price Retirement 2030
 Fund                                 192,596      84,769           107,827
T. Rowe Price Retirement 2040
 Fund                                  95,795      36,997            58,798

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
                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
T. Rowe Price Retirement 2050
 Fund                                  40,949      19,954            20,995
T. Rowe Price Retirement Income
 Fund                                   5,186       4,449               737
UBS Global Allocation Fund                 12           1                11
Vanguard Small-Cap Index Fund          93,344       1,351            91,993
Vanguard Mid-Cap Index Fund            21,375         483            20,892
Vanguard Total Bond Market Index
 Fund                                  24,490       1,222            23,268
Vanguard Total Stock Market Index
 Fund                                   6,913          25             6,888
Victory Diversified Stock Fund         33,755      15,216            18,539
Victory Special Value Fund            113,467      89,031            24,436
Victory Small Company Opportunity
 Fund                                  63,380      10,943            52,437
Victory Established Value Fund         15,457       1,006            14,451
Invesco Van Kampen Small Cap
 Growth Fund                           61,722      75,780           (14,058)
Invesco Van Kampen Comstock Fund*      68,252      42,326            25,926
Invesco Van Kampen Enterprise
 Fund*                                    252           2               250
Invesco Van Kampen Equity and
 Income Fund*                         287,823     719,009          (431,186)
Invesco Van Kampen Growth and
 Income Fund*                         221,458      38,013           183,445
Invesco Van Kampen Mid Cap Growth
 Fund*                                 45,133      20,421            24,712
Invesco Van Kampen U.S. Mortgage
 Fund*                                     19          51               (32)
Invesco Van Kampen Real Estate
 Securities Fund*                       4,473       1,642             2,831
Invesco Van Kampen Capital Growth
 Fund*                                    362         214               148
Invesco Van Kampen Small Cap
 Value Fund*                           20,007       1,169            18,838
Invesco Van Kampen American Value
 Fund*                                    620          15               605
Invesco Van Kampen Global
 Franchise Fund*                          946          33               913
Morgan Stanley Institutional
 Opportunity Portfolio*                 6,995       5,477             1,518
Vanguard 500 Index Fund*               57,093         783            56,310
Wells Fargo Advantage Total
 Return Bond Fund                       8,262       9,893            (1,631)
Columbia Seligman Communications
 and Information Fund*                 22,883       3,379            19,504
Columbia Seligman Global
 Technology Fund*                       5,469         500             4,969
Legg Mason Partners ClearBridge
 Small Cap Value Fund*                  1,023       1,031                (8)
Balanced Strategy Fund                  4,890       1,869             3,021
Conservative Strategy Fund              3,887       1,637             2,250
Growth Strategy Fund                    2,531          16             2,515
Moderate Strategy Fund                  2,571           4             2,567

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
American Century VP
 Equity Income Fund          156,616         106,740                 49,876
American Century VP
 Ultra(R) Fund                   616             967                   (351)
American Century VP
 Balanced Fund                    --             212                   (212)
American Century VP
 International Fund               --             422                   (422)
American Century VP
 Small Cap Value Fund            372             381                     (9)
American Century VP
 Large Company Value
 Fund                          1,414              38                  1,376
American Century VP
 Vista(SM) Fund               33,678           8,197                 25,481
American Century VP
 Inflation-Adjusted Bond
 Fund                          4,109              44                  4,065
American Century VP
 Equity Growth Fund            3,007             857                  2,150
American Century VP
 Income & Growth Fund          4,260          14,589                (10,329)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
American Century VP
 Ultra Fund                    3,913          28,413                (24,500)
American Century VP
 Value Fund                    4,018          73,279                (69,261)
AIM V.I. Small Cap
 Equity Fund                      --           4,750                 (4,750)
AIM V.I. Financial
 Services Fund                   368              --                    368
AIM Basic Value Fund          37,114          22,522                 14,592
AIM European Growth Fund      25,972           5,379                 20,593
AIM International Growth
 Fund                         24,727           7,512                 17,215
AIM Mid Cap Core Equity
 Fund                          7,367           4,059                  3,308
AIM Small Cap Growth
 Fund                         23,062          19,139                  3,923
AIM Real Estate Fund          60,265          18,815                 41,450
AIM Small Cap Equity
 Fund                         19,383             857                 18,526
AIM Capital Development
 Fund                          1,195               2                  1,193
Domini Social Equity
 Fund                             85               1                     84
AllianceBernstein VPS
 Balanced Shares
 Portfolio                     2,578           8,639                 (6,061)
AllianceBernstein VPS
 Growth and Income
 Portfolio                     1,870             502                  1,368
AllianceBernstein VPS
 International Growth
 Portfolio                    21,597          11,024                 10,573
AllianceBernstein VPS
 International Value
 Portfolio                    79,240          34,742                 44,498
AllianceBernstein VPS
 Global Value Portfolio        4,250           2,125                  2,125
AllianceBernstein Growth
 Fund                          3,282               3                  3,279
AllianceBernstein VPS
 Small/Mid-Cap Growth
 Portfolio                     2,234              46                  2,188
AllianceBernstein VPS
 Small-Mid Cap Value
 Portfolio                     7,668             280                  7,388
AllianceBernstein Value
 Fund                          2,185           2,164                     21
AllianceBernstein 2015
 Retirement Strategy              65               2                     63
AllianceBernstein 2025
 Retirement Strategy              15              --                     15
AllianceBernstein 2035
 Retirement Strategy             215               1                    214
AllianceBernstein 2045
 Retirement Strategy              88               1                     87
AllianceBernstein 2020
 Retirement Strategy             595               1                    594
AllianceBernstein 2030
 Retirement Strategy             294               2                    292
AllianceBernstein 2040
 Retirement Strategy             559               1                    558
American Funds AMCAP
 Fund                         53,222           3,192                 50,030
American Funds American
 Balanced Fund               304,057          20,740                283,317
American Funds Capital
 Income Builder Fund         677,371          91,808                585,563
American Funds
 EuroPacific Growth Fund     457,201          57,681                399,520
American Funds
 Fundamental Investors
 Fund                        451,252          26,420                424,832
American Funds New
 Perspective Fund            150,896          12,310                138,586
American Funds The Bond
 Fund of America             318,008          56,002                262,006
American Funds The
 Growth Fund of America
 Fund                      1,380,593         181,131              1,199,462
American Funds The
 Income Fund of America      308,187          31,822                276,365
American Funds The
 Investment Company of
 America                     285,790          25,583                260,207
American Funds The New
 Economy Fund                 31,098           5,497                 25,601
American Funds
 Washington Mutual
 Investors                   134,396          15,135                119,261
American Funds American
 Mutual Fund                  66,061           7,889                 58,172
American Funds Capital
 World Growth & Income
 Fund                        376,932          91,124                285,808
American Funds SMALLCAP
 World Fund                   28,837           2,959                 25,878
Ariel Appreciation Fund        5,340             418                  4,922
Ariel Fund                     3,442             369                  3,073
Artisan Mid Cap Value
 Fund                         10,171          18,168                 (7,997)
LifePath 2020 Portfolio      535,361          85,475                449,886
LifePath 2030 Portfolio      394,661          73,631                321,030

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
LifePath 2040 Portfolio      318,037          48,080                269,957
LifePath Retirement
 Portfolio                   447,134         328,420                118,714
Baron Small Cap Fund           2,806           2,981                   (175)
BlackRock Equity
 Dividend Fund                 6,493             103                  6,390
BlackRock Government
 Income Fund                   9,684           4,186                  5,498
BlackRock Mid Cap Value
 Portfolio                        10              --                     10
Calvert Social Balanced
 Portfolio                       635           1,970                 (1,335)
Calvert Social
 Investment Fund Equity
 Portfolio                   122,235           7,167                115,068
Calvert Large Cap Growth
 Fund                          5,993           6,173                   (180)
Calvert Social
 Investment Bond Fund         67,031           4,495                 62,536
Calvert Income Fund           49,314             699                 48,615
Columbia Contrarian Core
 Fund                          5,725              44                  5,681
Columbia Marsico 21st
 Century Fund                    251               3                    248
Columbia Small Cap Value
 I Fund                          970               9                    961
Columbia Marsico
 International
 Opportunities VS Fund         1,506           4,370                 (2,864)
Columbia Mid Cap Value
 Fund                         55,817           1,350                 54,467
Columbia Acorn Fund              833               1                    832
Columbia Marsico Growth
 VS Fund                      23,030           5,982                 17,048
CRM Mid Cap Value Fund         4,581           3,560                  1,021
Davis Financial Fund           2,305             347                  1,958
Davis New York Venture
 Fund                        249,127          72,314                176,813
Davis Opportunity Fund         9,242           2,403                  6,839
Dreyfus Bond Market
 Index Fund                   46,938             466                 46,472
Dreyfus Lifetime Growth
 and Income Portfolio          7,542           8,860                 (1,318)
Dreyfus VIF Appreciation
 Portfolio                        --              --                     --
Dreyfus MidCap Index
 Fund                         54,027           1,096                 52,931
Dreyfus SmallCap Stock
 Index Fund                   32,797           4,896                 27,901
Dreyfus Small Cap Value
 Fund                            365               1                    364
Dreyfus VIF Growth and
 Income Portfolio                 --              --                     --
Dreyfus VIF Quality Bond
 Portfolio                    20,597          28,136                 (7,539)
The Dreyfus Socially
 Responsible Growth
 Fund, Inc.                      532              --                    532
Dreyfus S&P 500 Index
 Fund                        134,066          10,576                123,490
Dreyfus Intermediate
 Term Income Fund             26,371          27,060                   (689)
Eaton Vance Large-Cap
 Value Fund                  364,917          30,573                334,344
Eaton Vance Dividend
 Builder Fund                 47,244          13,119                 34,125
Eaton Vance Worldwide
 Health Sciences Fund          8,763             168                  8,595
Eaton Vance Income Fund
 of Boston                    20,565           6,405                 14,160
Evergreen Asset
 Allocation Fund               6,601             381                  6,220
Evergreen Core Bond Fund       4,800           1,845                  2,955
Evergreen International
 Equity Fund                   3,100               3                  3,097
Evergreen Emerging
 Markets Growth Fund           1,110              32                  1,078
Evergreen Utility &
 Telecommunications
 Fund                            557               9                    548
Alger Capital
 Appreciation
 Institutional
 Portfolio                    25,103           6,502                 18,601
Alger MidCap Growth
 Institutional Fund          102,348          26,213                 76,135
Alger SmallCap Growth
 Institutional Fund            6,944             695                  6,249
Fidelity Advisor Equity
 Growth Fund                   6,726           1,611                  5,115
Fidelity Advisor Value
 Strategies Fund              19,853           4,751                 15,102
Fidelity Advisor
 Leveraged Company Stock
 Fund                        138,044           6,324                131,720
Fidelity Advisor Dynamic
 Cap Appreciation Fund           418               2                    416

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
Federated Capital
 Appreciation Fund                63              11                     52
Federated Equity Income
 Fund, Inc                     2,147               2                  2,145
Federated Fund for U.S.
 Government Securities
 Fund                         22,812           8,438                 14,374
Federated Mid Cap Growth
 Strategies Fund               2,527           1,471                  1,056
Federated High Income
 Bond Fund                       548              20                    528
Federated Kaufman Fund       186,400          19,584                166,816
Federated Short-Term
 Income Fund                  45,804          15,746                 30,058
Federated Total Return
 Bond Fund                    17,480           3,296                 14,184
Federated Clover Value
 Fund                             30              52                    (22)
Federated International
 Leaders Fund                    139              78                     61
Fidelity VIP Growth
 Opportunities Portfolio      23,153          27,907                 (4,754)
Fidelity VIP Overseas
 Portfolio                     1,357             272                  1,085
Fidelity VIP Value
 Strategies Portfolio          7,242             483                  6,759
Fidelity VIP Balanced
 Portfolio                    16,381           2,800                 13,581
Fidelity VIP Growth &
 Income Portfolio                213           1,149                   (936)
Templeton Developing
 Markets Trust                34,360          10,405                 23,955
Franklin High Income
 Fund                          8,760           1,262                  7,498
Franklin Strategic
 Income Fund                  72,802           2,713                 70,089
Templeton Global Bond
 Fund                         45,560           1,349                 44,211
Franklin U.S. Government
 Securities Fund              74,987           5,449                 69,538
Franklin Small Cap Value
 Fund                         60,759          31,993                 28,766
Mutual Discovery Fund        333,241          23,823                309,418
Templeton Growth Fund        117,745          30,304                 87,441
Franklin Income Fund         307,320          41,033                266,287
Franklin Growth Fund          41,863           1,469                 40,394
Franklin Total Return
 Fund                          7,929              10                  7,919
Franklin Balance Sheet
 Investment Fund              50,788          38,207                 12,581
Mutual Beacon Fund            74,032          56,857                 17,175
Franklin Mutual Shares
 Fund                         82,732          39,237                 43,495
Franklin Small-Mid Cap
 Growth Fund                  52,933          76,501                (23,568)
Franklin Templeton
 Conservative Target         107,315           5,262                102,053
Franklin Templeton
 Growth Target Fund          154,817          19,754                135,063
Franklin Templeton
 Moderate Target Fund        189,679          22,910                166,769
Templeton Foreign Fund        95,550          66,397                 29,153
Franklin Small-Mid Cap
 Growth Securities Fund           --              --                     --
GE Premier Growth Equity
 Fund                          3,208             289                  2,919
Goldman Sachs Balanced
 Fund                          5,766              87                  5,679
Goldman Sachs Capital
 Growth Fund                     263               7                    256
Goldman Sachs Core Fixed
 Income Fund                   2,483             117                  2,366
Goldman Sachs Structured
 U.S. Equity Fund                 25               3                     22
Goldman Sachs Government
 Income Fund                 137,206          23,577                113,629
Goldman Sachs Growth &
 Income Fund                  31,087           6,344                 24,743
Goldman Sachs Growth
 Opportunities Fund           15,783           3,086                 12,699
Goldman Sachs
 Concentrated
 International Equity
 Fund                            208               6                    202
Goldman Sachs Mid Cap
 Value Fund                   60,821          41,377                 19,444
Goldman Sachs Small Cap
 Value Fund                  158,806          19,415                139,391
Goldman Sachs Strategic
 Growth Fund                     312               3                    309
Goldman Sachs High Yield
 Fund                         35,535          12,591                 22,944
Goldman Sachs Large Cap
 Value Fund                    9,223             164                  9,059

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
Goldman Sachs Small/Mid
 Cap Growth Fund               8,969              66                  8,903
John Hancock Small Cap
 Equity Fund                  53,519          52,513                  1,006
Hartford Advisers HLS
 Fund                         62,045         132,116                (70,071)
Hartford Total Return
 Bond HLS Fund               449,843         320,215                129,628
Hartford Capital
 Appreciation HLS Fund       260,780         362,470               (101,690)
Hartford Dividend and
 Growth HLS Fund             350,029         235,854                114,175
Hartford Global Advisers
 HLS Fund                      3,683          18,000                (14,317)
Hartford Global Equity
 HLS Fund                     14,772          11,673                  3,099
Hartford Global Health
 HLS Fund                     25,159          18,619                  6,540
Hartford Global Growth
 HLS Fund                      4,327           1,018                  3,309
Hartford Disciplined
 Equity HLS Fund                 172              17                    155
Hartford Growth HLS Fund      14,610           3,707                 10,903
Hartford Growth
 Opportunities HLS Fund      128,341          36,144                 92,197
Hartford Index HLS Fund      391,647         241,677                149,970
Hartford International
 Growth HLS Fund               9,493           4,327                  5,166
Hartford International
 Opportunities HLS Fund       53,867          73,279                (19,412)
Hartford MidCap HLS Fund      84,132          81,585                  2,547
Hartford Money Market
 HLS Fund                    637,734         475,866                161,868
Hartford Small Company
 HLS Fund                    144,983          75,042                 69,941
Hartford SmallCap Growth
 HLS Fund                      8,911           3,984                  4,927
Hartford Stock HLS Fund      103,129          78,823                 24,306
Hartford U.S. Government
 Securities HLS Fund          49,174         232,182               (183,008)
Hartford Value
 Opportunities HLS Fund       49,083          16,289                 32,794
The Hartford Target
 Retirement 2010 Fund         39,816              63                 39,753
The Hartford Target
 Retirement 2020 Fund         75,609           1,782                 73,827
The Hartford Target
 Retirement 2030 Fund         65,749           1,214                 64,535
The Hartford Dividend
 and Growth Fund               2,807             268                  2,539
The Hartford Small
 Company Fund                  3,386              25                  3,361
The Hartford Total
 Return Bond Fund             16,320           8,389                  7,931
Hartford Global Health
 Fund                              8              --                      8
The Hartford Growth
 Opportunities Fund            1,031              --                  1,031
The Hartford Equity
 Growth Allocation Fund       26,000             767                 25,233
The Hartford Balanced
 Allocation Fund              93,346             849                 92,497
The Hartford
 Conservative Allocation
 Fund                         53,550             547                 53,003
The Hartford Capital
 Appreciation Fund           402,019          29,774                372,245
The Hartford Growth
 Allocation Fund              64,585           1,007                 63,578
Hartford Money Market         54,679           1,477                 53,202
Hartford Inflation Plus
 Fund                          6,786               3                  6,783
The Hartford Target
 Retirement 2015 Fund          3,045               6                  3,039
The Hartford Target
 Retirement 2025 Fund            444               2                    442
The Hartford Target
 Retirement 2035 Fund          2,225               3                  2,222
The Hartford Target
 Retirement 2040 Fund          1,820             443                  1,377
The Hartford Target
 Retirement 2045 Fund            102               1                    101
The Hartford Target
 Retirement 2050 Fund            322              --                    322
Hotchkis and Wiley Large
 Cap Value Fund               15,277          11,048                  4,229
AIM V.I. Technology Fund       2,823             289                  2,534
AIM Financial Services
 Fund                         45,662          20,644                 25,018
AIM Leisure Fund               6,588           9,517                 (2,929)
AIM Technology Fund           37,825          15,295                 22,530

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
Ivy Global Natural
 Resources Fund               81,455          12,693                 68,762
Ivy Large Cap Growth
 Fund                         25,592             203                 25,389
Ivy Science & Technology
 Fund                          4,464             744                  3,720
Ivy Asset Strategy Fund        1,302              66                  1,236
Janus Aspen Forty
 Portfolio                    29,724          31,970                 (2,246)
Janus Aspen Worldwide
 Portfolio                     4,393          10,055                 (5,662)
Janus Aspen Enterprise
 Portfolio                       556           2,192                 (1,636)
Janus Aspen Balanced
 Portfolio                    52,474          47,570                  4,904
Janus Aspen Overseas
 Portfolio                    12,656           5,477                  7,179
Janus Balanced Fund               86              --                     86
Janus Flexible Bond Fund       2,066             907                  1,159
Janus Adviser Forty Fund     184,425          78,433                105,992
Janus Worldwide Fund          39,153         109,039                (69,886)
Janus Mid Cap Value Fund           4              --                      4
Janus Enterprise Fund         45,653          22,584                 23,069
Janus Overseas Fund          570,592         303,457                267,135
Jennison Mid-Cap Growth
 Fund, Inc.                    3,994              47                  3,947
Jennison 20/20 Focus
 Fund                             22               1                     21
JPMorgan Core Bond Fund        1,259               1                  1,258
JPMorgan Small Cap
 Equity Fund                   5,432              12                  5,420
JPMorgan Small Cap
 Growth Fund                   2,260               1                  2,259
JPMorgan U.S. Real
 Estate Fund                     113              --                    113
Keeley Small Cap Value
 Fund                         45,667          28,896                 16,771
Loomis Sayles Bond Fund            2              --                      2
Lord Abbett Affiliated
 Fund                         42,249          15,175                 27,074
Lord Abbett Fundamental
 Equity Fund                  44,710           8,201                 36,509
Lord Abbett Bond
 Debenture Fund               53,192           8,029                 45,163
Lord Abbett Growth
 Opportunities Fund            8,049              60                  7,989
Lord Abbett Large
 Classic Stock Fund            7,089             212                  6,877
Lord Abbett Capital
 Structure Fund               11,438           1,415                 10,023
Lord Abbett Total Return
 Fund                         21,173           5,594                 15,579
Lord Abbett Small Cap
 Blend Fund                  177,248          37,885                139,363
Lord Abbett Developing
 Growth Fund, Inc.             6,341              29                  6,312
Lord Abbett
 International Core
 Equity Fund                  13,266              40                 13,226
Legg Mason Capital
 Management Value Trust,
 Inc.                          4,874           4,932                    (58)
Marshall Mid-Cap Value
 Fund                         19,373          12,372                  7,001
Massachusetts Investors
 Growth Stock Fund            75,254          46,430                 28,824
MFS High Income Fund          14,560          15,446                   (886)
MFS International New
 Discovery Fund                4,718           3,534                  1,184
MFS Mid Cap Growth Fund       62,115          49,772                 12,343
MFS Research
 International Fund           26,955           2,658                 24,297
MFS Total Return Fund         31,796             646                 31,150
MFS Utilities Fund            79,792          46,349                 33,443
MFS Value Fund               122,922          49,568                 73,354
MFS Research Bond Fund         2,694           1,561                  1,133
MFS Massachusetts
 Investors Trust Fund            106               1                    105
MFS Core Growth Fund              34              --                     34
MFS Core Equity Fund           8,324           7,735                    589
MFS Government
 Securities Fund             111,744           4,202                107,542

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
MFS International Value
 Fund                          1,236               2                  1,234
MFS Technology Fund              318               1                    317
MFS Core Equity Series           851              --                    851
MFS High Income Series         1,753             237                  1,516
MFS Investors Growth
 Stock Series                    805              --                    805
MFS Utilities Series           1,419           2,132                   (713)
BlackRock Global
 Allocation Fund             140,289          34,286                106,003
BlackRock Global
 Financial Services Fund       6,916           3,149                  3,767
BlackRock Large Cap Core
 Fund                         15,265          10,005                  5,260
BlackRock Value
 Opportunities Fund              537              46                    491
BlackRock Small Cap
 Growth Fund                  22,882           5,706                 17,176
BlackRock Mid Cap Value
 Opportunities Fund           31,658           2,126                 29,532
Munder MidCap Core
 Growth Fund                  15,055           6,813                  8,242
Neuberger Berman
 Socially Responsive
 Fund                          3,807           1,456                  2,351
Oakmark International
 Small Cap Fund               21,134          10,443                 10,691
Oppenheimer Capital
 Appreciation Fund            29,492          18,896                 10,596
Oppenheimer Global Fund       46,707          59,439                (12,732)
Oppenheimer
 International Growth
 Fund                          8,782           3,234                  5,548
Oppenheimer Main Street
 Fund                          8,316             292                  8,024
Oppenheimer Strategic
 Income Fund                   6,262           1,495                  4,767
Oppenheimer Main Street
 Small Cap Fund               46,134          17,415                 28,719
Oppenheimer Developing
 Markets Fund                 11,107          10,043                  1,064
Oppenheimer Equity Fund        1,090             507                    583
Oppenheimer Capital
 Income Fund                      12              --                     12
Oppenheimer
 International Bond Fund     158,688          18,851                139,837
Oppenheimer Small- &
 Mid- Cap Value Fund          22,861           5,060                 17,801
Oppenheimer Main Street
 Opportunity Fund             19,496           5,303                 14,193
Oppenheimer Gold &
 Special Metals Fund          31,276           5,037                 26,239
Oppenheimer Real Estate
 Fund                         14,997           4,950                 10,047
Putnam Global Equity
 Fund                             --             232                   (232)
Putnam High Yield Fund       171,079          60,719                110,360
Putnam International New
 Opportunities Fund           10,384           1,627                  8,757
Putnam Small Cap Value
 Fund                         26,398          13,260                 13,138
Putnam VT Vista Fund           4,238           3,630                    608
Pioneer Emerging Markets
 Fund                         67,793           5,620                 62,173
Pioneer Oak Ridge Small
 Cap Growth Fund                 195               1                    194
Allianz NFJ Small Cap
 Value Fund                  110,215          39,465                 70,750
Allianz NFJ Dividend
 Value Fund                   56,231             476                 55,755
Allianz CCM Mid Cap Fund       2,869             205                  2,664
PIMCO Total Return           469,315          39,828                429,487
PIMCO Emerging Markets
 Bond Fund                    37,795           2,033                 35,762
PIMCO Real Return Fund       320,380          48,873                271,507
Pioneer Fund                     963               4                    959
Pioneer High Yield Fund      125,704          14,314                111,390
Pioneer Strategic Income
 Fund                         59,867          24,278                 35,589
Pioneer Mid Cap Value
 Fund                        139,652           8,097                131,555
Pioneer Growth
 Opportunities Fund           31,193          26,206                  4,987
Putnam Equity Income
 Fund                          4,745              89                  4,656
Putnam High Yield
 Advantage Fund                6,667              56                  6,611

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
Putnam International
 Equity Fund                  38,036          35,691                  2,345
Putnam Investors Fund             48              --                     48
Putnam Vista Fund                162              11                    151
Putnam International
 Capital Opportunities
 Fund                         13,218             120                 13,098
Putnam Small Cap Growth
 Fund                          5,771           1,629                  4,142
Royce Total Return Fund          597              48                    549
Royce Value Plus Fund         20,783          17,165                  3,618
Royce Value Fund                 926               6                    920
RiverSource Diversified
 Equity Income Fund            7,457              35                  7,422
RiverSource Mid Cap
 Value Fund                   19,455             765                 18,690
RiverSource Partners
 Small Cap Value Fund            554              39                    515
RidgeWorth Small Cap
 Value Equity Fund               212              29                    183
RidgeWorth Mid-Cap Value
 Equity Fund                     368               2                    366
Legg Mason ClearBridge
 Small Cap Growth Fund           521              41                    480
DWS RREEF Real Estate
 Securities Fund                 399              --                    399
DWS Dreman High Return
 Equity Fund                  26,604           6,853                 19,751
DWS Emerging Markets
 Fixed Income Fund               401               1                    400
SSGA S&P 500 Index Fund       24,711          37,009                (12,298)
DWS Growth & Income VIP
 Portfolio                       191           1,357                 (1,166)
DWS Global Thematic Fund       6,887           1,218                  5,669
Legg Mason ClearBridge
 Aggressive Growth Fund        2,974             761                  2,213
Legg Mason Partners
 ClearBridge Fundamental
 Value Fund                       35               1                     34
Legg Mason ClearBridge
 Mid Cap Core Fund             1,645              14                  1,631
Legg Mason ClearBridge
 Small Cap Growth I
 Fund                          9,619             181                  9,438
BlackRock Small/Mid-Cap
 Growth Fund                   8,847           1,742                  7,105
Thornburg International
 Value Fund                  157,076          16,072                141,004
Thornburg Value Fund          21,133           5,208                 15,925
Thornburg Core Growth
 Fund                         37,578          10,204                 27,374
T. Rowe Price Growth
 Stock Fund                   21,303             191                 21,112
T. Rowe Price
 Equity-Income                48,177          10,383                 37,794
T. Rowe Price Retirement
 2010 Fund                    81,634           7,810                 73,824
T. Rowe Price Retirement
 2020 Fund                   281,540           6,172                275,368
T. Rowe Price Retirement
 2030 Fund                   207,677           7,038                200,639
T. Rowe Price Retirement
 2040 Fund                   109,876           2,429                107,447
T. Rowe Price Retirement
 2050 Fund                    44,482           3,620                 40,862
T. Rowe Price Retirement
 Income Fund                   3,746             241                  3,505
UBS Global Allocation
 Fund                             78             382                   (304)
Victory Diversified
 Stock Fund                   25,599           1,636                 23,963
Victory Special Value
 Fund                        104,708          20,721                 83,987
Victory Small Company
 Opportunity Fund             41,938             580                 41,358
Victory Established
 Value Fund                       57               2                     55
Van Kampen Small Cap
 Growth Fund                 101,493           6,589                 94,904
Van Kampen Comstock Fund      93,456          48,780                 44,676
Van Kampen Enterprise
 Fund                            401               2                    399
Van Kampen Equity Growth
 Fund                          2,339             342                  1,997
Van Kampen Equity and
 Income Fund                 544,688         246,916                297,772
Van Kampen Growth and
 Income Fund                  60,202           7,262                 52,940
Van Kampen Mid Cap
 Growth Fund                  21,024             430                 20,594
Van Kampen U.S. Mortgage
 Fund                             17              13                      4

-------------------------------------------------------------------------------

                            UNITS            UNITS             NET INCREASE
SUB-ACCOUNT                 ISSUED         REDEEMED             (DECREASE)
--------------------------------------------------------------------------------
Van Kampen Real Estate
 Securities Fund               5,899           1,134                  4,765
Van Kampen Capital
 Growth Fund                     341               5                    336
Van Kampen Small Cap
 Value Fund                    1,720              22                  1,698
Van Kampen American
 Value Fund                      106              --                    106
Van Kampen Global
 Franchise Fund                  898             516                    382
Seligman Communications
 and Information Fund          2,945              30                  2,915
Seligman Global
 Technology Fund               4,279           1,318                  2,961
Legg Mason Partners
 ClearBridge Small Cap
 Value Fund                    1,949             243                  1,706
Growth Strategy Fund              48              --                     48
Moderate Strategy Fund           347               1                    346

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP EQUITY INCOME FUND
 2010  Lowest contract charges              91,051        $16.40               $1,493,088
    Highest contract charges                   227         15.14                    3,429
    Remaining contract charges           1,020,463            --               18,189,148
 2009  Lowest contract charges              10,135         17.28                  175,082
    Highest contract charges                   107         13.53                    1,444
    Remaining contract charges             436,560            --                6,145,225
 2008  Lowest contract charges               8,195         15.43                  126,468
    Highest contract charges                23,118         12.00                  277,332
    Remaining contract charges             365,613            --                4,929,171
 2007  Lowest contract charges               9,540         19.35                  184,611
    Highest contract charges                19,702         15.23                  300,113
    Remaining contract charges             377,790            --                6,303,225
 2006  Lowest contract charges              11,571         19.08                  220,733
    Highest contract charges                17,112         15.21                  260,216
    Remaining contract charges             381,248            --                6,294,117
AMERICAN CENTURY VP GROWTH
 2010  Lowest contract charges                 194         18.38                    3,571
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP ULTRA(R) FUND
 2010  Lowest contract charges                 364         10.89                    3,958
    Highest contract charges                   707         10.28                    7,273
    Remaining contract charges               1,306            --                   13,724
 2009  Lowest contract charges               2,453          9.11                   22,360
    Highest contract charges                 1,171          8.95                   10,480
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  69         14.07                      965
    Highest contract charges                 1,605          6.71                   10,776
    Remaining contract charges               2,301            --                   15,662
 2007  Lowest contract charges                   9         24.30                      227
    Highest contract charges                   760         11.70                    8,890
    Remaining contract charges                 399            --                    4,708
 2006  Lowest contract charges                 331          9.81                    3,242
    Highest contract charges                   477          9.75                    4,648
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP EQUITY INCOME FUND
 2010  Lowest contract charges                  --              2.78%              12.89%
    Highest contract charges                  1.25%             3.28%              11.88%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.77%              11.95%
    Highest contract charges                  1.24%             3.97%              10.83%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              3.15%             (20.25)%
    Highest contract charges                  1.25%             3.22%             (21.25)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.17%               1.43%
    Highest contract charges                  1.25%             2.35%               0.17%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.32%              19.30%
    Highest contract charges                  1.25%             2.24%              17.81%
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP GROWTH
 2010  Lowest contract charges                0.65%             0.12%              15.92%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP ULTRA(R) FUND
 2010  Lowest contract charges                0.25%               --               15.89%
    Highest contract charges                  1.25%               --               14.85%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             0.27%              33.90%
    Highest contract charges                  1.25%             0.27%              33.37%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.32%             (42.10)%
    Highest contract charges                  1.25%             0.28%             (42.64)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               (8.82)%
    Highest contract charges                  1.24%               --               20.02%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.85%               --               (4.32)%
    Highest contract charges                  1.26%               --               (4.70)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2010  Lowest contract charges               4,929        $10.94                  $53,929
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               5,530          9.87                   54,572
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               5,742          8.61                   49,421
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP INTERNATIONAL FUND
 2010  Lowest contract charges                 220         10.70                    2,354
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,448          9.51                   13,776
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,870          7.16                   13,395
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP SMALL CAP VALUE
 FUND
 2010  Lowest contract charges             115,411         12.26                1,415,406
    Highest contract charges                 1,194         16.24                   19,393
    Remaining contract charges               1,670            --                   24,700
 2009  Lowest contract charges                 363         13.99                    5,072
    Highest contract charges                   724         13.30                    9,633
    Remaining contract charges                 710            --                    9,655
 2008  Lowest contract charges                 343         10.13                    3,478
    Highest contract charges                   475          9.72                    4,618
    Remaining contract charges                 988            --                    9,775
 2007  Lowest contract charges                 259         14.07                    3,645
    Highest contract charges                    23         13.62                      317
    Remaining contract charges               1,062            --                   14,671
 2006  Lowest contract charges                 193         14.56                    2,808
    Highest contract charges                    17         14.22                      241
    Remaining contract charges                 815            --                   11,717

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2010  Lowest contract charges                0.70%             1.88%              10.86%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             5.29%              14.68%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (20.89)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP INTERNATIONAL FUND
 2010  Lowest contract charges                0.70%             1.31%              12.50%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             2.05%              32.83%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (45.21)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP SMALL CAP VALUE
 FUND
 2010  Lowest contract charges                  --              1.07%              24.15%
    Highest contract charges                  1.25%             0.68%              22.14%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.74%              38.07%
    Highest contract charges                  1.25%             1.64%              36.83%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.34%             1.43%             (28.01)%
    Highest contract charges                  1.24%             2.38%             (28.65)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.34%             0.84%              (3.36)%
    Highest contract charges                  1.19%             0.80%              (4.22)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.37%             1.03%              14.88%
    Highest contract charges                  1.19%             0.46%              13.85%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY
 VALUE FUND
 2010  Lowest contract charges               5,576         $7.35                  $40,971
    Highest contract charges                   271          9.24                    2,506
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               3,541          8.44                   29,878
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,165          7.11                   15,392
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                  33         11.52                      385
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP VISTA(SM) FUND
 2010  Lowest contract charges                   9         16.17                      139
    Highest contract charges                10,342         12.90                  133,437
    Remaining contract charges              42,184            --                  530,823
 2009  Lowest contract charges                   9         13.09                      114
    Highest contract charges                10,647         10.58                  112,603
    Remaining contract charges              29,787            --                  312,962
 2008  Lowest contract charges                 145         11.97                    1,741
    Highest contract charges                 1,662          8.81                   14,640
    Remaining contract charges              13,155            --                  116,875
 2007  Lowest contract charges                 145         23.37                    3,399
    Highest contract charges                    71         17.42                    1,236
    Remaining contract charges               3,334            --                   58,933
 2006  Lowest contract charges               1,652         12.88                   21,283
    Highest contract charges                     3         12.75                       40
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP INFLATION-ADJUSTED
 BOND FUND
 2010  Lowest contract charges               8,887         12.17                  108,112
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               6,642         11.71                   77,744
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,577         10.74                   27,684
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 854         11.03                    9,414
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY
 VALUE FUND
 2010  Lowest contract charges                0.97%             1.49%               9.72%
    Highest contract charges                  1.25%             0.65%               9.50%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             1.96%              18.66%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.24%             3.01%             (38.31)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.12%             1.89%              (2.43)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP VISTA(SM) FUND
 2010  Lowest contract charges                  --                --               23.53%
    Highest contract charges                  1.25%               --               22.00%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               21.54%
    Highest contract charges                  1.24%               --               20.03%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (48.79)%
    Highest contract charges                  1.24%               --              (49.43)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               38.37%
    Highest contract charges                  1.23%               --               36.65%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%               --                7.91%
    Highest contract charges                    --                --                7.48%
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP INFLATION-ADJUSTED
 BOND FUND
 2010  Lowest contract charges                1.25%             2.03%               3.93%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             1.88%               8.96%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.24%             5.08%              (2.60)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%             3.50%               9.39%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP EQUITY GROWTH FUND
 2010  Lowest contract charges               3,324        $10.18                  $33,840
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,269          9.00                   20,414
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 119          7.61                      907
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                   6         11.83                       69
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP INCOME & GROWTH
 FUND
 2010  Lowest contract charges              23,204          9.30                  215,724
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,764          8.27                   14,587
    Highest contract charges                30,969          8.20                  254,003
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,764          7.03                   12,407
    Highest contract charges                41,298          6.99                  288,828
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP ULTRA FUND
 2010  Lowest contract charges              54,348         11.16                  606,778
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              57,018          9.69                  552,227
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              81,518          7.25                  591,211
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY VP VALUE FUND
 2010  Lowest contract charges              98,805          9.84                  972,435
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges             108,166          8.74                  945,165
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges             177,427          7.34                1,302,541
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP EQUITY GROWTH FUND
 2010  Lowest contract charges                1.25%             0.94%              13.15%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.24%             1.27%              18.26%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.22%             1.84%             (35.70)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             4.13%               1.88%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP INCOME & GROWTH
 FUND
 2010  Lowest contract charges                0.70%             1.49%              13.35%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.45%             4.77%              17.57%
    Highest contract charges                  0.70%             4.88%              17.27%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%               --              (31.45)%
    Highest contract charges                  0.70%               --              (35.04)%
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP ULTRA FUND
 2010  Lowest contract charges                0.70%             0.50%              15.28%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             0.34%              33.54%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (41.89)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY VP VALUE FUND
 2010  Lowest contract charges                0.70%             2.21%              12.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             5.99%              19.03%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (27.29)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
 2010  Lowest contract charges                 674        $11.66                   $7,860
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges               4,093         10.03                   41,034
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,824          7.85                   14,325
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               6,574          6.52                   42,875
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO V.I. FINANCIAL SERVICES FUND+
 2010  Lowest contract charges               2,866          4.62                   13,256
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 516          4.22                    2,178
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 148          3.34                      494
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO V.I. LEISURE FUND+
 2010  Lowest contract charges                 997         10.08                   10,052
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO BASIC VALUE FUND+
 2010  Lowest contract charges              73,945         10.68                  789,634
    Highest contract charges                   233          9.86                    2,296
    Remaining contract charges               2,513            --                   18,081
 2009  Lowest contract charges             170,735         10.02                1,711,522
    Highest contract charges                   154          9.34                    1,440
    Remaining contract charges               1,673            --                   11,270
 2008  Lowest contract charges             157,161          6.64                1,043,178
    Highest contract charges                   116          6.24                      723
    Remaining contract charges                 693            --                    3,076
 2007  Lowest contract charges             184,664         13.83                2,554,238
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges             198,766         13.73                2,729,856
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
 2010  Lowest contract charges                0.57%             0.88%               6.17%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO V.I. SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                0.70%               --               27.64%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.71%             0.13%              20.44%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.68%               --              (31.79)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO V.I. FINANCIAL SERVICES FUND+
 2010  Lowest contract charges                0.60%             0.13%               9.55%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.73%             6.81%              26.54%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.73%             5.70%             (59.73)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO V.I. LEISURE FUND+
 2010  Lowest contract charges                0.50%             0.54%              21.03%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO BASIC VALUE FUND+
 2010  Lowest contract charges                0.35%               --                6.53%
    Highest contract charges                  1.25%               --                5.57%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.84%              51.02%
    Highest contract charges                  1.25%             1.98%              49.67%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.21%             (52.01)%
    Highest contract charges                  1.15%             2.75%             (52.44)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             0.06%               0.71%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             0.09%              12.77%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO EUROPEAN GROWTH FUND+
 2010  Lowest contract charges              14,440         $7.87                 $113,577
    Highest contract charges                 4,692         11.71                   54,927
    Remaining contract charges              45,333            --                  368,793
 2009  Lowest contract charges              10,816          7.02                   75,949
    Highest contract charges                 8,114         10.55                   85,576
    Remaining contract charges              25,017            --                  182,046
 2008  Lowest contract charges               5,699          5.14                   29,284
    Highest contract charges                 1,182          7.79                    9,207
    Remaining contract charges              16,473            --                   87,799
 2007  Lowest contract charges              11,935         10.05                  119,907
    Highest contract charges                 3,978         14.81                   58,902
    Remaining contract charges                  --            --                       --
INVESCO INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges              13,859          9.49                  131,483
    Highest contract charges                10,244         12.66                  129,675
    Remaining contract charges              24,206            --                  219,802
 2009  Lowest contract charges                 661          8.15                    5,380
    Highest contract charges                10,214         11.40                  116,463
    Remaining contract charges              18,373            --                  148,321
 2008  Lowest contract charges                  37          8.64                      318
    Highest contract charges                11,996          8.56                  102,652
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges               4,348         14.63                   63,607
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges               1,126         10.93                   12,311
    Highest contract charges                 4,566         12.43                   56,736
    Remaining contract charges              10,930            --                  137,436
 2009  Lowest contract charges               2,383          9.77                   23,278
    Highest contract charges                 4,002         11.18                   44,748
    Remaining contract charges               8,224            --                   93,146
 2008  Lowest contract charges               2,152          7.54                   16,231
    Highest contract charges                 2,209          8.70                   19,219
    Remaining contract charges               6,940            --                   60,947
 2007  Lowest contract charges               5,539         10.45                   57,862
    Highest contract charges                 1,053         12.14                   12,784
    Remaining contract charges                  28            --                      344

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO EUROPEAN GROWTH FUND+
 2010  Lowest contract charges                0.35%             1.47%              12.01%
    Highest contract charges                  1.25%             1.22%              11.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.83%              36.67%
    Highest contract charges                  1.24%             2.66%              35.44%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.11%             (46.93)%
    Highest contract charges                  1.27%             3.99%             (47.41)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.30%             5.40%               1.11%
    Highest contract charges                  1.23%             4.59%              12.78%
    Remaining contract charges                  --                --                  --
INVESCO INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges                0.15%             1.42%              12.24%
    Highest contract charges                  1.25%             1.02%              11.02%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.96%              34.26%
    Highest contract charges                  1.25%             1.40%              33.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.02%             2.51%             (41.27)%
    Highest contract charges                  1.25%             2.34%             (41.51)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%             2.43%              13.16%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO MID CAP CORE EQUITY FUND+
 2010  Lowest contract charges                0.50%             0.05%              11.96%
    Highest contract charges                  1.25%             0.07%              11.12%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.11%              29.51%
    Highest contract charges                  1.25%             0.13%              28.55%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.51%             0.76%             (27.82)%
    Highest contract charges                  1.25%             1.07%             (28.36)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.17%             3.20%               3.45%
    Highest contract charges                  1.23%             2.46%               8.54%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND+
 2010  Lowest contract charges              24,976        $11.83                 $295,566
    Highest contract charges                   640         21.06                   13,477
    Remaining contract charges              33,010            --                  387,886
 2009  Lowest contract charges               3,304          9.60                   31,708
    Highest contract charges                   327         16.89                    5,528
    Remaining contract charges              49,795            --                  465,760
 2008  Lowest contract charges               4,182          7.14                   29,856
    Highest contract charges                 1,098          6.90                    7,569
    Remaining contract charges              44,223            --                  310,059
 2007  Lowest contract charges               1,342         11.65                   15,641
    Highest contract charges                   499         11.40                    5,689
    Remaining contract charges              41,564            --                  478,387
 2006  Lowest contract charges                 981         10.46                   10,268
    Highest contract charges                   305         10.37                    3,166
    Remaining contract charges              37,989            --                  395,355
INVESCO REAL ESTATE FUND+
 2010  Lowest contract charges               9,300         12.30                  114,364
    Highest contract charges                20,010         23.15                  463,220
    Remaining contract charges             127,571            --                2,241,494
 2009  Lowest contract charges               1,135         11.77                   13,361
    Highest contract charges                19,105         19.09                  364,702
    Remaining contract charges              70,514            --                1,197,230
 2008  Lowest contract charges               2,666         14.11                   37,623
    Highest contract charges                11,524         14.90                  171,757
    Remaining contract charges              35,114            --                  536,596
 2007  Lowest contract charges               2,010         22.82                   45,872
    Highest contract charges                 4,924         23.73                  116,847
    Remaining contract charges              32,890            --                  804,062
 2006  Lowest contract charges                  61         33.63                    2,033
    Highest contract charges                   247         28.26                    6,984
    Remaining contract charges              14,847            --                  428,430
INVESCO SMALL CAP EQUITY FUND+
 2010  Lowest contract charges              10,492         10.08                  105,773
    Highest contract charges                 7,007         11.87                   83,150
    Remaining contract charges               6,522            --                   65,157
 2009  Lowest contract charges               7,278          7.88                   57,356
    Highest contract charges                 4,322          9.35                   40,394
    Remaining contract charges               8,647            --                   67,513
 2008  Lowest contract charges                  88          6.58                      582
    Highest contract charges                 1,393          7.86                   10,951
    Remaining contract charges                 240            --                    1,564
 2007  Lowest contract charges                   7         11.61                       80
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO SMALL CAP GROWTH FUND+
 2010  Lowest contract charges                  --                --               25.64%
    Highest contract charges                  1.25%               --               24.71%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               34.45%
    Highest contract charges                  1.03%               --               68.87%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (38.75)%
    Highest contract charges                  1.25%               --              (39.51)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               11.39%
    Highest contract charges                  1.25%               --               10.00%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                3.32%
    Highest contract charges                  0.94%               --                2.41%
    Remaining contract charges                  --                --                  --
INVESCO REAL ESTATE FUND+
 2010  Lowest contract charges                  --              2.28%              24.91%
    Highest contract charges                  1.25%             1.80%              21.27%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.64%              29.69%
    Highest contract charges                  1.25%             2.81%              28.08%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.06%             (38.17)%
    Highest contract charges                  1.25%             2.17%             (37.20)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.25%             (32.14)%
    Highest contract charges                  1.24%             2.29%             (16.03)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              3.37%              20.58%
    Highest contract charges                  1.24%             2.99%              34.57%
    Remaining contract charges                  --                --                  --
INVESCO SMALL CAP EQUITY FUND+
 2010  Lowest contract charges                0.50%               --               27.93%
    Highest contract charges                  1.25%               --               26.98%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               19.75%
    Highest contract charges                  1.25%               --               18.86%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.60%               --              (31.79)%
    Highest contract charges                  1.23%               --              (32.30)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.71%               --                3.61%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                 324        $17.22                   $5,576
    Highest contract charges                   733         17.07                   12,515
    Remaining contract charges                  --            --                       --
INVESCO CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges               1,802          9.66                   17,405
    Highest contract charges                    38          9.53                      362
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 115          8.17                      938
    Highest contract charges                 1,078          8.10                    8,734
    Remaining contract charges                  --            --                       --
INVESCO DEVELOPING MARKETS FUND
 2010  Lowest contract charges                 955         12.45                   11,890
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN CENTURY PRIME MONEY MARKET
 FUND
 2010  Lowest contract charges               6,257         10.00                   62,577
    Highest contract charges                    16          9.90                      158
    Remaining contract charges              14,276            --                  141,513
DOMINI SOCIAL EQUITY FUND
 2010  Lowest contract charges                 428         10.63                    4,555
    Highest contract charges                   258         10.40                    2,681
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 333          9.43                    3,138
    Highest contract charges                    41          9.27                      379
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 248          7.02                    1,747
    Highest contract charges                    42          6.92                      287
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 180         11.39                    2,060
    Highest contract charges                   122         11.28                    1,371
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 152         11.33                    1,719
    Highest contract charges                    30         11.26                      343
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
 2010  Lowest contract charges                  29         11.43                      332
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
 2010  Lowest contract charges              13,070         11.52                  150,626
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO LARGE CAP GROWTH FUND+
 2010  Lowest contract charges                0.56%               --               16.18%
    Highest contract charges                  0.66%               --               15.60%
    Remaining contract charges                  --                --                  --
INVESCO CAPITAL DEVELOPMENT FUND+
 2010  Lowest contract charges                0.74%               --               18.21%
    Highest contract charges                  1.25%               --               17.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.75%               --               40.75%
    Highest contract charges                  1.24%               --               40.05%
    Remaining contract charges                  --                --                  --
INVESCO DEVELOPING MARKETS FUND
 2010  Lowest contract charges                0.34%             1.02%              13.17%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN CENTURY PRIME MONEY MARKET
 FUND
 2010  Lowest contract charges                  --                --                0.01%
    Highest contract charges                  0.32%               --               (0.82)%
    Remaining contract charges                  --                --                  --
DOMINI SOCIAL EQUITY FUND
 2010  Lowest contract charges                0.85%             0.51%              12.73%
    Highest contract charges                  1.23%             0.34%              12.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             0.80%              34.41%
    Highest contract charges                  1.21%             0.88%              33.88%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%             1.44%             (38.41)%
    Highest contract charges                  1.23%             1.23%             (38.65)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.86%             0.11%               0.60%
    Highest contract charges                  1.23%             0.24%               0.20%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.81%             2.54%              11.63%
    Highest contract charges                  1.16%             1.82%              11.19%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
 2010  Lowest contract charges                0.04%               --                5.20%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
 2010  Lowest contract charges                  --              1.74%               5.91%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES
 PORTFOLIO
 2010  Lowest contract charges               3,668        $13.26                  $48,650
    Highest contract charges                 4,180         12.18                   50,897
    Remaining contract charges               3,139            --                   33,013
 2009  Lowest contract charges                  --         13.48                       --
    Highest contract charges                 3,682         11.05                   40,683
    Remaining contract charges               3,596            --                   42,335
 2008  Lowest contract charges                 177         11.68                    2,069
    Highest contract charges                 6,123          9.47                   58,009
    Remaining contract charges               7,039            --                   70,899
 2007  Lowest contract charges                 138         16.75                    2,315
    Highest contract charges                 6,589         13.41                   88,347
    Remaining contract charges               5,671            --                   80,201
 2006  Lowest contract charges                  10         17.97                      187
    Highest contract charges                 4,090         13.19                   53,928
    Remaining contract charges               2,959            --                   40,755
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges               1,019          9.85                   10,036
    Highest contract charges                   236          9.67                    2,287
    Remaining contract charges               7,123            --                   56,644
 2009  Lowest contract charges                 922          8.78                    8,093
    Highest contract charges                 4,458          8.66                   38,590
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 801          7.32                    5,864
    Highest contract charges                 3,211          7.25                   23,278
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                   9         12.39                      110
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges               7,940          8.36                   66,413
    Highest contract charges                16,462         11.27                  185,472
    Remaining contract charges              26,873            --                  266,277
 2009  Lowest contract charges               6,601          7.47                   49,301
    Highest contract charges                15,552         10.15                  157,863
    Remaining contract charges              18,910            --                  172,101
 2008  Lowest contract charges               4,698          5.35                   25,134
    Highest contract charges                14,550          7.34                  106,753
    Remaining contract charges              11,242            --                   81,770
 2007  Lowest contract charges               4,032         10.61                   42,778
    Highest contract charges                 6,878         14.68                  100,974
    Remaining contract charges               1,284            --                   18,968

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES
 PORTFOLIO
 2010  Lowest contract charges                  --              1.87%              11.20%
    Highest contract charges                  1.25%             1.86%              10.20%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.90%              16.41%
    Highest contract charges                  1.25%             2.15%              17.64%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.54%             (30.27)%
    Highest contract charges                  1.25%             2.41%             (29.34)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              3.97%              (6.79)%
    Highest contract charges                  1.24%             2.33%               1.68%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              3.74%               8.06%
    Highest contract charges                  1.24%             2.30%              11.80%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges                0.85%             0.90%              12.18%
    Highest contract charges                  1.25%             0.36%              11.73%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             1.38%              19.91%
    Highest contract charges                  1.25%             1.52%              19.43%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%             1.97%             (41.26)%
    Highest contract charges                  1.23%             3.85%             (41.50)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.55%             9.72%               4.20%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2010  Lowest contract charges                0.35%             3.43%              12.00%
    Highest contract charges                  1.25%             3.15%              10.99%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.83%              39.60%
    Highest contract charges                  1.25%             3.29%              38.35%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.66%             (49.57)%
    Highest contract charges                  1.25%             1.97%             (50.02)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             1.18%               6.09%
    Highest contract charges                  1.23%             1.55%              15.68%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2010  Lowest contract charges              44,235        $13.66                 $604,247
    Highest contract charges                42,361          9.77                  413,806
    Remaining contract charges              91,717            --                  840,540
 2009  Lowest contract charges              16,964         16.82                  285,383
    Highest contract charges                40,396          9.57                  386,497
    Remaining contract charges             122,073            --                1,339,377
 2008  Lowest contract charges                 126         12.53                    1,576
    Highest contract charges                25,980          7.22                  187,516
    Remaining contract charges             108,829            --                  905,789
 2007  Lowest contract charges                 108         26.98                    2,914
    Highest contract charges                11,914         15.73                  187,433
    Remaining contract charges              89,006            --                1,613,741
 2006  Lowest contract charges                 232         15.00                    3,478
    Highest contract charges                   921         15.13                   13,932
    Remaining contract charges              27,322            --                  407,124
ALLIANCEBERNSTEIN VPS GLOBAL VALUE
 PORTFOLIO
 2010  Lowest contract charges               5,693          9.05                   51,551
    Highest contract charges                 3,283          9.08                   29,816
    Remaining contract charges               6,018            --                   55,852
 2009  Lowest contract charges               5,129          8.39                   43,003
    Highest contract charges                 1,462          8.49                   12,410
    Remaining contract charges               5,134            --                   44,354
 2008  Lowest contract charges               4,659          6.32                   29,427
    Highest contract charges                 1,134          6.45                    7,314
    Remaining contract charges               3,807            --                   24,907
 2007  Lowest contract charges               4,265         13.34                   56,886
    Highest contract charges                   523         13.74                    7,192
    Remaining contract charges               2,614            --                   36,266
 2006  Lowest contract charges               2,234         13.23                   29,559
    Highest contract charges                   232         13.76                    3,193
    Remaining contract charges               3,168            --                   43,839
ALLIANCEBERNSTEIN GROWTH FUND
 2010  Lowest contract charges               2,806          9.03                   25,344
    Highest contract charges                    46         10.50                      487
    Remaining contract charges               1,689            --                   15,118
 2009  Lowest contract charges               2,230          7.90                   17,605
    Highest contract charges                 1,049          9.25                    9,699
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2010  Lowest contract charges                  --              3.46%               0.07%
    Highest contract charges                  1.25%             3.53%               2.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.46%              34.22%
    Highest contract charges                  1.25%             1.66%              32.56%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (53.54)%
    Highest contract charges                  1.25%               --              (54.12)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.07%               5.26%
    Highest contract charges                  1.23%             2.77%               3.95%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.33%             6.44%              33.71%
    Highest contract charges                  1.24%            11.30%              32.51%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN VPS GLOBAL VALUE
 PORTFOLIO
 2010  Lowest contract charges                0.35%             5.42%               7.98%
    Highest contract charges                  1.25%             6.21%               7.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.36%              32.74%
    Highest contract charges                  1.25%             1.28%              31.55%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (52.64)%
    Highest contract charges                  1.25%               --              (53.06)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             1.01%               0.80%
    Highest contract charges                  1.24%             1.45%              (0.10)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             7.21%              26.44%
    Highest contract charges                  1.24%             3.71%              25.31%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN GROWTH FUND
 2010  Lowest contract charges                0.50%               --               14.38%
    Highest contract charges                  1.25%               --               13.53%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%               --               34.37%
    Highest contract charges                  1.24%               --               33.37%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges               3,754        $12.54                  $47,077
    Highest contract charges                 2,423         12.32                   29,843
    Remaining contract charges                 743            --                    7,922
 2009  Lowest contract charges               3,270          9.09                   29,742
    Highest contract charges                 1,828          8.97                   16,387
    Remaining contract charges                 218            --                    1,686
 2008  Lowest contract charges               2,591          6.24                   16,172
    Highest contract charges                   496          6.18                    3,065
    Remaining contract charges                  41            --                      215
ALLIANCEBERNSTEIN VPS SMALL-MID CAP
 VALUE PORTFOLIO
 2010  Lowest contract charges               2,398         11.52                   27,635
    Highest contract charges                11,943         11.30                  134,910
    Remaining contract charges              13,073            --                  149,300
 2009  Lowest contract charges               1,807          9.16                   16,547
    Highest contract charges                 5,692          9.04                   51,467
    Remaining contract charges                 864            --                    7,884
 2008  Lowest contract charges                 975          6.46                    6,291
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN VALUE FUND
 2010  Lowest contract charges                   4          6.84                       27
    Highest contract charges                    77          6.69                      514
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                   1          5.97                        7
    Highest contract charges                    20          6.08                      124
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               2,127         17.99                   38,277
    Highest contract charges                 7,099         17.59                  124,859
    Remaining contract charges                 711            --                   12,564
 2009  Lowest contract charges                   5         15.93                       77
    Highest contract charges                     8         15.83                      120
    Remaining contract charges                  50            --                      799
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               6,658         19.07                  126,999
    Highest contract charges                 4,280         18.64                   79,797
    Remaining contract charges                 265            --                    4,965
 2009  Lowest contract charges                  15         16.73                      244
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 GROWTH PORTFOLIO
 2010  Lowest contract charges                0.85%               --               37.91%
    Highest contract charges                  1.25%               --               37.35%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%               --               45.72%
    Highest contract charges                  1.24%               --               45.14%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%               --              (48.96)%
    Highest contract charges                  1.15%               --              (49.16)%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN VPS SMALL-MID CAP
 VALUE PORTFOLIO
 2010  Lowest contract charges                0.50%             0.10%              25.88%
    Highest contract charges                  1.25%             0.11%              24.94%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.66%              41.10%
    Highest contract charges                  1.24%             0.61%              40.05%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.82%             5.75%             (35.44)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN VALUE FUND
 2010  Lowest contract charges                  --              1.39%              10.67%
    Highest contract charges                  1.31%             1.56%              10.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              9.09%              17.82%
    Highest contract charges                  1.27%             0.04%              17.59%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              3.30%              12.49%
    Highest contract charges                  1.25%            10.33%              11.09%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               59.31%
    Highest contract charges                  0.12%             2.58%              58.33%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              2.76%              13.05%
    Highest contract charges                  1.07%             3.04%              11.65%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.06%             1.01%              67.27%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               8,240        $19.05                 $156,948
    Highest contract charges                 2,177         18.62                   40,535
    Remaining contract charges                 918            --                   17,186
 2009  Lowest contract charges                   8         16.83                      128
    Highest contract charges                   153         16.73                    2,559
    Remaining contract charges                  53            --                      886
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               7,936         18.98                  150,627
    Highest contract charges                   494         18.55                    9,165
    Remaining contract charges                 473            --                    8,808
 2009  Lowest contract charges                  26         16.75                      439
    Highest contract charges                    61         16.72                    1,017
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  26         15.41                      401
    Highest contract charges                    14         15.20                      207
    Remaining contract charges                  --            --                       --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                 102         17.39                    1,781
    Highest contract charges                   134         17.00                    2,282
    Remaining contract charges               2,161            --                   36,992
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               5,362         18.59                   99,671
    Highest contract charges                 8,188         18.17                  148,773
    Remaining contract charges               8,082            --                  148,018
 2009  Lowest contract charges                   6         16.39                       90
    Highest contract charges                   539         16.29                    8,780
    Remaining contract charges                  49            --                      821
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY
 2010  Lowest contract charges              22,853         19.10                  436,567
    Highest contract charges                 4,955         18.67                   92,525
    Remaining contract charges               9,479            --                  178,220
 2009  Lowest contract charges                  22         16.87                      367
    Highest contract charges                   115         16.76                    1,921
    Remaining contract charges                 155            --                    2,595

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              1.71%              12.69%
    Highest contract charges                  1.25%             2.71%              11.29%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.02%               --               68.34%
    Highest contract charges                  0.20%             1.25%              67.30%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              1.63%              12.35%
    Highest contract charges                  1.25%             2.29%              10.95%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.06%             0.66%              67.48%
    Highest contract charges                  0.09%             1.40%              67.21%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              0.84%               9.99%
    Highest contract charges                  0.29%             2.87%               9.17%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              2.92%              12.02%
    Highest contract charges                  0.85%             3.72%              10.63%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              2.75%              12.92%
    Highest contract charges                  1.25%             4.33%              11.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.01%               --               63.94%
    Highest contract charges                  0.22%             4.87%              62.94%
    Remaining contract charges                  --                --                  --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              2.17%              12.79%
    Highest contract charges                  1.25%             3.15%              11.39%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.03%               --               68.67%
    Highest contract charges                  0.23%             2.48%              67.63%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY
 2010  Lowest contract charges               5,289        $19.02                 $100,586
    Highest contract charges                   186         18.59                    3,461
    Remaining contract charges               7,754            --                  145,113
 2009  Lowest contract charges                 113         16.75                    1,885
    Highest contract charges                   445         16.72                    7,443
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS AMCAP FUND
 2010  Lowest contract charges              11,405          9.57                  109,190
    Highest contract charges                24,046         10.86                  261,089
    Remaining contract charges              78,545            --                  764,445
 2009  Lowest contract charges              11,939          8.47                  101,117
    Highest contract charges                33,020          9.68                  319,565
    Remaining contract charges              24,602            --                  213,009
 2008  Lowest contract charges               2,977          7.14                   21,242
    Highest contract charges                12,826          7.06                   90,583
    Remaining contract charges               3,728            --                   22,666
 2007  Lowest contract charges                  77         11.57                      888
    Highest contract charges                 2,124         11.50                   24,435
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS AMERICAN BALANCED FUND
 2010  Lowest contract charges              36,993          9.95                  368,094
    Highest contract charges               209,877         11.14                2,338,695
    Remaining contract charges             200,035            --                2,048,044
 2009  Lowest contract charges              17,551          8.88                  155,817
    Highest contract charges               218,100         10.02                2,184,650
    Remaining contract charges             107,776            --                1,006,621
 2008  Lowest contract charges               9,771          7.39                   72,206
    Highest contract charges                32,054          8.40                  269,281
    Remaining contract charges              18,285            --                  152,308
 2007  Lowest contract charges                  68         11.56                      785
    Highest contract charges                 3,780         11.49                   43,419
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND
 2010  Lowest contract charges             232,464          8.84                2,054,811
    Highest contract charges               444,320         11.00                4,888,453
    Remaining contract charges             817,907            --                8,124,885
 2009  Lowest contract charges             215,662          8.16                1,760,383
    Highest contract charges               409,909         10.25                4,202,287
    Remaining contract charges             563,323            --                5,252,431
 2008  Lowest contract charges             174,283          6.84                1,191,872
    Highest contract charges               154,053          8.67                1,335,110
    Remaining contract charges             274,995            --                2,132,997
 2007  Lowest contract charges              48,222         10.24                  493,855
    Highest contract charges               161,148         12.61                2,031,973
    Remaining contract charges              48,576            --                  616,354

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY
 2010  Lowest contract charges                  --              1.67%              12.57%
    Highest contract charges                  1.25%             0.54%              11.17%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.06%             0.45%              67.51%
    Highest contract charges                    --                --               67.23%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS AMCAP FUND
 2010  Lowest contract charges                0.50%             0.20%              13.04%
    Highest contract charges                  1.25%             0.19%              12.19%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.03%               --               38.07%
    Highest contract charges                  1.25%             0.79%              37.04%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%               --              (38.36)%
    Highest contract charges                  1.25%               --              (38.60)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.95%             3.43%               6.19%
    Highest contract charges                  1.24%             1.13%               5.77%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS AMERICAN BALANCED FUND
 2010  Lowest contract charges                0.50%             1.83%              12.08%
    Highest contract charges                  1.25%             1.85%              11.25%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             2.51%              20.13%
    Highest contract charges                  1.24%             2.44%              19.23%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.47%             9.29%             (26.31)%
    Highest contract charges                  1.24%             3.49%             (26.86)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.74%             3.58%               5.33%
    Highest contract charges                  1.20%             4.74%               4.91%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND
 2010  Lowest contract charges                0.35%             4.23%               7.92%
    Highest contract charges                  1.25%             4.23%               6.95%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.84%              19.36%
    Highest contract charges                  1.25%             4.04%              18.29%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.52%             (30.65)%
    Highest contract charges                  1.25%             4.70%             (31.27)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.27%             1.10%               2.41%
    Highest contract charges                  1.23%             2.37%               8.89%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2010  Lowest contract charges             408,560        $10.88               $4,443,456
    Highest contract charges               163,419         17.73                2,897,491
    Remaining contract charges             519,105            --                8,012,362
 2009  Lowest contract charges                 217         37.68                    8,172
    Highest contract charges               135,759         16.46                2,234,548
    Remaining contract charges             461,233            --                7,118,152
 2008  Lowest contract charges                 290         12.07                    3,502
    Highest contract charges                51,861         12.02                  623,127
    Remaining contract charges             145,538            --                1,753,260
 2007  Lowest contract charges                 158         20.37                    3,223
    Highest contract charges                31,282         20.52                  641,943
    Remaining contract charges              64,931            --                1,394,430
 2006  Lowest contract charges               8,310         18.41                  153,014
    Highest contract charges                 2,111         17.52                   37,001
    Remaining contract charges               6,455            --                  115,639
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND
 2010  Lowest contract charges              13,262          9.26                  122,870
    Highest contract charges               285,103         10.98                3,131,609
    Remaining contract charges             571,346            --                5,472,111
 2009  Lowest contract charges             139,332          8.04                1,120,668
    Highest contract charges               245,786          9.78                2,404,479
    Remaining contract charges             210,945            --                1,881,867
 2008  Lowest contract charges              78,507          6.08                  477,410
    Highest contract charges                43,257          7.45                  322,355
    Remaining contract charges              49,467            --                  349,617
 2007  Lowest contract charges              28,701         12.55                  360,344
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS NEW PERSPECTIVE FUND
 2010  Lowest contract charges              60,925          9.84                  599,793
    Highest contract charges                81,974         12.26                1,004,899
    Remaining contract charges             186,208            --                1,993,346
 2009  Lowest contract charges              31,358          8.90                  279,114
    Highest contract charges                67,367         11.05                  744,266
    Remaining contract charges              97,598            --                  980,722
 2008  Lowest contract charges              19,592          6.53                  127,851
    Highest contract charges                13,588          8.16                  110,886
    Remaining contract charges              24,557            --                  189,141
 2007  Lowest contract charges               2,902         10.59                   30,727
    Highest contract charges                 1,478         13.34                   19,722
    Remaining contract charges               3,683            --                   49,437

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
 2010  Lowest contract charges                  --              1.91%               9.39%
    Highest contract charges                  1.25%             1.29%               7.72%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.82%              36.72%
    Highest contract charges                  1.25%             2.36%              36.99%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.21%             (40.71)%
    Highest contract charges                  1.25%             2.51%             (41.45)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              3.37%              18.58%
    Highest contract charges                  1.24%             4.37%              17.11%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             4.44%              21.00%
    Highest contract charges                  1.25%             3.44%              19.92%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND
 2010  Lowest contract charges                  --              0.51%              13.69%
    Highest contract charges                  1.25%             1.43%              12.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.44%              32.26%
    Highest contract charges                  1.24%             1.41%              31.28%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%             3.51%             (40.20)%
    Highest contract charges                  1.25%             1.38%             (40.64)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%             3.91%              11.76%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS NEW PERSPECTIVE FUND
 2010  Lowest contract charges                0.27%             0.98%              11.96%
    Highest contract charges                  1.25%             0.83%              10.96%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.42%              36.40%
    Highest contract charges                  1.24%             1.70%              35.38%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             4.37%             (38.37)%
    Highest contract charges                  1.24%             4.58%             (38.83)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.30%             7.28%               4.68%
    Highest contract charges                  1.24%             2.87%              14.19%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND OF
 AMERICA
 2010  Lowest contract charges              18,190        $10.56                 $192,001
    Highest contract charges               201,760         10.92                2,204,180
    Remaining contract charges             292,326            --                3,148,891
 2009  Lowest contract charges              14,883          9.90                  147,403
    Highest contract charges               211,003         10.34                2,182,558
    Remaining contract charges             191,581            --                1,941,060
 2008  Lowest contract charges              13,246          8.68                  114,919
    Highest contract charges                59,125          9.14                  540,551
    Remaining contract charges              83,090            --                  741,767
 2007  Lowest contract charges                   8         10.69                       88
    Highest contract charges                33,659         10.59                  356,325
    Remaining contract charges               3,012            --                   32,087
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2010  Lowest contract charges              45,136         29.98                1,353,181
    Highest contract charges               492,220         12.10                5,954,333
    Remaining contract charges           2,503,225            --               28,723,395
 2009  Lowest contract charges              45,791         26.93                1,233,155
    Highest contract charges               481,532         10.94                5,268,451
    Remaining contract charges           1,431,036            --               15,815,409
 2008  Lowest contract charges                 448          9.22                    4,131
    Highest contract charges               189,589          8.26                1,566,004
    Remaining contract charges             568,860            --                5,350,192
 2007  Lowest contract charges              43,566         33.52                1,460,349
    Highest contract charges               106,492         13.76                1,465,852
    Remaining contract charges             276,742            --                3,962,292
 2006  Lowest contract charges                 404         32.45                   13,121
    Highest contract charges                10,002         12.60                  126,057
    Remaining contract charges             123,951            --                1,609,347
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA
 2010  Lowest contract charges              43,920          9.44                  414,718
    Highest contract charges               155,877         10.91                1,700,050
    Remaining contract charges             391,087            --                3,890,295
 2009  Lowest contract charges              36,858          8.49                  312,957
    Highest contract charges               161,548          9.90                1,598,655
    Remaining contract charges             252,973            --                2,333,400
 2008  Lowest contract charges              35,094          6.87                  241,119
    Highest contract charges                33,458          8.08                  270,337
    Remaining contract charges             106,462            --                  795,650
 2007  Lowest contract charges              14,044          9.75                  136,910
    Highest contract charges                13,599         11.57                  157,318
    Remaining contract charges              59,706            --                  631,963

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS THE BOND FUND OF
 AMERICA
 2010  Lowest contract charges                0.35%             3.45%               6.57%
    Highest contract charges                  1.25%             3.46%               5.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.26%              14.16%
    Highest contract charges                  1.24%             4.05%              13.14%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             6.11%             (12.86)%
    Highest contract charges                  1.25%             6.00%             (13.64)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              8.55%               2.35%
    Highest contract charges                  1.23%             5.83%               1.74%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA FUND
 2010  Lowest contract charges                  --              0.62%              11.33%
    Highest contract charges                  1.25%             0.63%              10.57%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.68%              33.32%
    Highest contract charges                  1.25%             0.90%              32.46%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             11.31%             (39.24)%
    Highest contract charges                  1.25%             0.79%             (39.99)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.47%               3.30%
    Highest contract charges                  1.24%             1.72%               9.22%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.79%               6.39%
    Highest contract charges                  1.24%             2.07%               9.25%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA
 2010  Lowest contract charges                0.35%             4.53%              11.21%
    Highest contract charges                  1.25%             4.39%              10.21%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.79%              23.58%
    Highest contract charges                  1.24%             4.60%              22.47%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.61%             (29.52)%
    Highest contract charges                  1.24%             4.82%             (30.15)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             2.14%              (2.52)%
    Highest contract charges                  1.24%             3.03%               2.11%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY
 OF AMERICA
 2010  Lowest contract charges              93,842         $8.93                 $837,793
    Highest contract charges               142,686         10.18                1,453,022
    Remaining contract charges             346,789            --                3,284,796
 2009  Lowest contract charges              27,417          8.11                  222,300
    Highest contract charges               128,842          9.33                1,202,346
    Remaining contract charges             240,430            --                2,094,170
 2008  Lowest contract charges              20,695          6.42                  132,885
    Highest contract charges                24,921          7.46                  185,834
    Remaining contract charges              90,866            --                  656,264
 2007  Lowest contract charges                 459          9.77                    4,490
    Highest contract charges                14,231         11.61                  165,177
    Remaining contract charges               9,792            --                  114,361
AMERICAN FUNDS THE NEW ECONOMY FUND
 2010  Lowest contract charges              21,017          9.74                  204,731
    Highest contract charges                19,030         11.68                  222,268
    Remaining contract charges              59,340            --                  581,163
 2009  Lowest contract charges              19,143          8.65                  165,576
    Highest contract charges                19,347         10.46                  202,453
    Remaining contract charges              38,544            --                  340,555
 2008  Lowest contract charges              17,775          6.00                  106,596
    Highest contract charges                 5,378          7.32                   39,372
    Remaining contract charges              28,280            --                  174,085
 2007  Lowest contract charges              10,489         10.38                  108,873
    Highest contract charges                 7,535         12.79                   96,345
    Remaining contract charges              20,611            --                  217,285
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2010  Lowest contract charges              20,230          8.53                  172,458
    Highest contract charges                95,677          9.93                  950,373
    Remaining contract charges             124,569            --                1,120,182
 2009  Lowest contract charges                 687          7.45                    5,121
    Highest contract charges                92,590          8.90                  824,418
    Remaining contract charges              75,979            --                  626,995
 2008  Lowest contract charges                 573          7.72                    4,424
    Highest contract charges                35,721          7.60                  271,507
    Remaining contract charges              13,701            --                  104,120
 2007  Lowest contract charges                 135         11.65                    1,578
    Highest contract charges                 2,492         11.54                   28,765
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  27         11.28                      306
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY
 OF AMERICA
 2010  Lowest contract charges                0.35%             2.04%              10.07%
    Highest contract charges                  1.25%             1.87%               9.08%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.19%              26.28%
    Highest contract charges                  1.24%             2.18%              25.14%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.33%             (35.17)%
    Highest contract charges                  1.25%             2.60%             (35.75)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.30%             1.90%              (2.38)%
    Highest contract charges                  1.23%             2.12%               4.22%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS THE NEW ECONOMY FUND
 2010  Lowest contract charges                0.35%             0.53%              12.62%
    Highest contract charges                  1.25%             0.49%              11.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.46%              44.23%
    Highest contract charges                  1.24%             0.59%              42.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.72%             (42.23)%
    Highest contract charges                  1.26%             2.02%             (42.75)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             0.80%               3.80%
    Highest contract charges                  1.24%             1.54%               9.59%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS
 2010  Lowest contract charges                  --              1.61%              12.96%
    Highest contract charges                  1.25%             2.36%              11.56%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             3.88%              18.03%
    Highest contract charges                  1.25%             3.17%              17.15%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.64%             2.55%             (33.76)%
    Highest contract charges                  1.24%             2.96%             (34.16)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.68%             2.09%               2.94%
    Highest contract charges                  1.24%             1.75%               2.33%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.78%             2.62%              13.08%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND
 2010  Lowest contract charges              48,407        $10.06                 $486,737
    Highest contract charges                36,659         10.68                  391,651
    Remaining contract charges              68,750            --                  631,271
 2009  Lowest contract charges               1,578          8.08                   12,750
    Highest contract charges                45,761          9.65                  441,380
    Remaining contract charges              22,480            --                  194,056
 2008  Lowest contract charges                  13          6.52                       84
    Highest contract charges                 9,412          7.84                   73,778
    Remaining contract charges               2,222            --                   17,428
 2007  Lowest contract charges                 623         11.39                    7,094
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2010  Lowest contract charges               1,982         35.54                   70,454
    Highest contract charges               157,708         14.43                2,275,184
    Remaining contract charges             954,533            --               11,968,904
 2009  Lowest contract charges               1,800         46.26                   83,248
    Highest contract charges               157,647         13.57                2,139,213
    Remaining contract charges             502,552            --                6,473,791
 2008  Lowest contract charges                  56         35.16                    1,971
    Highest contract charges                72,019         10.44                  752,102
    Remaining contract charges             304,116            --                3,174,087
 2007  Lowest contract charges                  56         57.26                    3,209
    Highest contract charges                49,662         17.22                  855,269
    Remaining contract charges             199,572            --                3,535,262
 2006  Lowest contract charges                 312         41.76                   13,028
    Highest contract charges                10,635         14.90                  158,414
    Remaining contract charges              67,265            --                1,017,060
AMERICAN FUNDS SMALLCAP WORLD FUND
 2010  Lowest contract charges              28,379          9.51                  269,758
    Highest contract charges                15,940         12.50                  199,268
    Remaining contract charges              27,304            --                  285,461
 2009  Lowest contract charges              25,594          7.67                  196,346
    Highest contract charges                18,598         10.17                  189,054
    Remaining contract charges              11,551            --                  107,719
 2008  Lowest contract charges              21,692          5.04                  109,244
    Highest contract charges                 4,714          6.72                   31,692
    Remaining contract charges               3,459            --                   22,651
 2007  Lowest contract charges              13,578         13.50                  183,327
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND
 2010  Lowest contract charges                0.27%             1.98%              11.43%
    Highest contract charges                  1.25%             2.56%              10.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             2.92%              23.97%
    Highest contract charges                  1.24%             2.92%              23.05%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              6.69%             (30.65)%
    Highest contract charges                  1.24%             2.71%             (31.17)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.21%             2.71%               1.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS CAPITAL WORLD GROWTH &
 INCOME FUND
 2010  Lowest contract charges                  --              2.65%               4.81%
    Highest contract charges                  1.25%             2.66%               6.07%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.91%              31.57%
    Highest contract charges                  1.25%             2.50%              29.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.90%             (38.60)%
    Highest contract charges                  1.25%             3.27%             (39.36)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.90%              17.07%
    Highest contract charges                  1.24%             2.46%              15.62%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.80%              14.60%
    Highest contract charges                  1.24%             1.63%              20.33%
    Remaining contract charges                  --                --                  --
AMERICAN FUNDS SMALLCAP WORLD FUND
 2010  Lowest contract charges                0.50%             1.35%              23.90%
    Highest contract charges                  1.25%             1.25%              22.98%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.61%              52.34%
    Highest contract charges                  1.24%             0.77%              51.20%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%               --              (49.83)%
    Highest contract charges                  1.25%               --              (50.21)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%             4.09%              15.26%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ARIEL APPRECIATION FUND
 2010  Lowest contract charges                 419        $42.39                  $17,781
    Highest contract charges                   820         11.80                    9,674
    Remaining contract charges              10,697            --                  128,968
 2009  Lowest contract charges                 423         35.45                   14,995
    Highest contract charges                    49          9.99                      493
    Remaining contract charges               8,494            --                   86,351
 2008  Lowest contract charges                 266         21.78                    5,790
    Highest contract charges                 3,778          6.29                   23,773
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                  91         43.06                    3,928
    Highest contract charges                 2,934         10.71                   31,401
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                   1         48.33                       30
    Highest contract charges                 1,980         10.95                   21,681
    Remaining contract charges                  --            --                       --
ARIEL FUND
 2010  Lowest contract charges                 131         48.57                    6,375
    Highest contract charges                 1,327         10.59                   14,048
    Remaining contract charges              10,910            --                  118,071
 2009  Lowest contract charges                 132         38.56                    5,103
    Highest contract charges                    71          8.51                      601
    Remaining contract charges               4,270            --                   36,995
 2008  Lowest contract charges                  48         23.60                    1,140
    Highest contract charges                    15          5.27                       78
    Remaining contract charges               1,337            --                    7,147
 2007  Lowest contract charges                  28         46.39                    1,291
    Highest contract charges                    16         10.32                      165
    Remaining contract charges               1,334            --                   13,904
 2006  Lowest contract charges                 688         10.69                    7,362
    Highest contract charges                    61         10.63                      651
    Remaining contract charges                  --            --                       --
ARTISAN MID CAP VALUE FUND
 2010  Lowest contract charges               1,238         20.08                   24,859
    Highest contract charges                 5,181         12.64                   65,511
    Remaining contract charges             102,418            --                2,098,110
 2009  Lowest contract charges               1,728         17.98                   31,060
    Highest contract charges                 4,128         11.19                   46,211
    Remaining contract charges              48,637            --                  624,693
 2008  Lowest contract charges               1,443         12.96                   18,702
    Highest contract charges                 3,391          8.14                   27,602
    Remaining contract charges              57,656            --                  537,579
 2007  Lowest contract charges                 548         18.10                    9,925
    Highest contract charges                 2,313         11.38                   26,321
    Remaining contract charges              63,568            --                  820,412
 2006  Lowest contract charges                 197         20.18                    3,982
    Highest contract charges                   596         11.34                    6,760
    Remaining contract charges              53,609            --                  684,162

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ARIEL APPRECIATION FUND
 2010  Lowest contract charges                  --              0.04%              19.58%
    Highest contract charges                  1.24%             0.13%              18.13%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.18%              62.76%
    Highest contract charges                  1.20%             0.96%              60.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.93%             (49.42)%
    Highest contract charges                  0.85%             0.63%             (41.24)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.27%             (10.90)%
    Highest contract charges                  0.84%             0.60%              (2.23)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.17%               3.45%
    Highest contract charges                  0.85%             0.08%              10.01%
    Remaining contract charges                  --                --                  --
ARIEL FUND
 2010  Lowest contract charges                  --              0.01%              25.96%
    Highest contract charges                  1.25%             0.02%              24.41%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.04%              63.39%
    Highest contract charges                  1.04%             0.07%              61.39%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.41%             (49.13)%
    Highest contract charges                  1.39%             0.76%             (48.89)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.59%             (10.46)%
    Highest contract charges                  1.22%             0.07%              (2.93)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%               --                9.42%
    Highest contract charges                  1.22%               --                8.98%
    Remaining contract charges                  --                --                  --
ARTISAN MID CAP VALUE FUND
 2010  Lowest contract charges                  --              0.80%              11.68%
    Highest contract charges                  1.25%             0.95%              12.95%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.48%              38.74%
    Highest contract charges                  1.25%             0.47%              37.52%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.19%             (28.40)%
    Highest contract charges                  1.25%             0.18%             (28.47)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.40%             (10.31)%
    Highest contract charges                  1.25%             0.38%               0.39%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.78%               7.63%
    Highest contract charges                  1.24%             0.51%              12.78%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
 2010  Lowest contract charges                  13        $11.66                     $150
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AVE MARIA RISING DIVIDEND FUND
 2010  Lowest contract charges               1,184         11.44                   13,546
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
AVE MARIA GROWTH FUND
 2010  Lowest contract charges                 802         12.48                   10,007
    Highest contract charges                    12         12.46                      152
    Remaining contract charges                  --            --                       --
LIFEPATH 2020 PORTFOLIO
 2010  Lowest contract charges              10,090         15.92                  160,637
    Highest contract charges               164,693         11.12                1,830,753
    Remaining contract charges             751,591            --                9,974,087
 2009  Lowest contract charges               3,625         15.37                   55,716
    Highest contract charges               129,462         10.18                1,317,999
    Remaining contract charges             603,580            --                5,628,387
 2008  Lowest contract charges               1,178         12.32                   14,517
    Highest contract charges                72,827          8.42                  613,240
    Remaining contract charges             212,776            --                1,702,126
 2007  Lowest contract charges                 339         16.98                    5,761
    Highest contract charges                26,728         11.46                  306,192
    Remaining contract charges             154,670            --                1,723,665
 2006  Lowest contract charges                 136         11.53                    1,555
    Highest contract charges                   250         11.26                    2,810
    Remaining contract charges              50,974            --                  592,133
LIFEPATH 2030 PORTFOLIO
 2010  Lowest contract charges              18,363         14.63                  268,652
    Highest contract charges               115,497         10.77                1,243,811
    Remaining contract charges             767,471            --                8,789,292
 2009  Lowest contract charges               1,179         15.59                   18,372
    Highest contract charges                75,047          9.78                  733,734
    Remaining contract charges             562,295            --                5,114,600
 2008  Lowest contract charges               5,386         10.92                   58,817
    Highest contract charges                40,509          7.89                  319,525
    Remaining contract charges             271,596            --                2,064,842
 2007  Lowest contract charges                 458         16.19                    7,411
    Highest contract charges                 8,344         11.61                   96,846
    Remaining contract charges             162,919            --                1,814,831
 2006  Lowest contract charges                 910         11.82                   10,763
    Highest contract charges                   516         11.48                    5,923
    Remaining contract charges              30,564            --                  364,580

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AVE MARIA OPPORTUNITY FUND
 2010  Lowest contract charges                0.27%             0.10%               9.30%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AVE MARIA RISING DIVIDEND FUND
 2010  Lowest contract charges                0.01%             0.44%               5.88%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
AVE MARIA GROWTH FUND
 2010  Lowest contract charges                0.33%               --               10.19%
    Highest contract charges                  0.01%               --               10.04%
    Remaining contract charges                  --                --                  --
LIFEPATH 2020 PORTFOLIO
 2010  Lowest contract charges                  --              2.12%               8.89%
    Highest contract charges                  1.25%             1.75%               9.19%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              6.79%              22.71%
    Highest contract charges                  1.25%             3.33%              20.90%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.79%             (27.44)%
    Highest contract charges                  1.25%             2.06%             (26.50)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              5.28%              (2.86)%
    Highest contract charges                  1.23%             3.26%               1.78%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.34%             5.50%              12.62%
    Highest contract charges                  0.70%             5.05%              10.53%
    Remaining contract charges                  --                --                  --
LIFEPATH 2030 PORTFOLIO
 2010  Lowest contract charges                  --              1.80%               9.92%
    Highest contract charges                  1.25%             1.62%              10.15%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              4.91%              25.77%
    Highest contract charges                  1.25%             2.97%              23.95%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.61%             (32.55)%
    Highest contract charges                  1.25%             1.69%             (32.05)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              7.13%              (4.20)%
    Highest contract charges                  1.23%             2.82%               1.11%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             4.05%              14.72%
    Highest contract charges                  0.69%             5.05%              12.07%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO
 2010  Lowest contract charges              17,785        $17.78                 $316,220
    Highest contract charges               101,653         10.47                1,063,905
    Remaining contract charges             655,992            --                7,239,990
 2009  Lowest contract charges               2,263         15.69                   35,504
    Highest contract charges                77,052          9.43                  726,459
    Remaining contract charges             490,169            --                4,323,810
 2008  Lowest contract charges               5,963         12.88                   76,800
    Highest contract charges                34,446          7.47                  257,224
    Remaining contract charges             259,118            --                1,828,860
 2007  Lowest contract charges               1,595         20.32                   32,420
    Highest contract charges                 7,684         11.73                   90,174
    Remaining contract charges             120,445            --                1,297,758
 2006  Lowest contract charges                  51         12.05                      603
    Highest contract charges                   290         11.68                    3,385
    Remaining contract charges              16,900            --                  205,726
LIFEPATH RETIREMENT PORTFOLIO
 2010  Lowest contract charges               9,425         11.55                  108,863
    Highest contract charges                58,774         11.71                  688,245
    Remaining contract charges             288,978            --                3,669,034
 2009  Lowest contract charges               4,672         10.80                   50,461
    Highest contract charges                43,950         10.87                  477,568
    Remaining contract charges             246,036            --                2,544,714
 2008  Lowest contract charges                 375          9.42                    3,528
    Highest contract charges                 5,098          9.33                   47,555
    Remaining contract charges               8,900            --                   84,070
 2007  Lowest contract charges                 325         11.46                    3,730
    Highest contract charges                 2,126         11.14                   23,686
    Remaining contract charges               6,950            --                   78,382
 2006  Lowest contract charges                  41         10.97                      448
    Highest contract charges                    54         10.83                      583
    Remaining contract charges               2,025            --                   22,286
LIFEPATH 2050 PORTFOLIO
 2010  Lowest contract charges               2,188         11.26                   24,630
    Highest contract charges                 1,026         11.48                   11,773
    Remaining contract charges               1,013            --                   11,669

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
LIFEPATH 2040 PORTFOLIO
 2010  Lowest contract charges                  --              1.75%              10.85%
    Highest contract charges                  1.25%             1.57%              11.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              5.21%              28.08%
    Highest contract charges                  1.25%             2.75%              26.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.60%             (36.61)%
    Highest contract charges                  1.25%             1.44%             (36.37)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              3.20%              (2.78)%
    Highest contract charges                  1.24%             2.91%               0.51%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.31%             5.81%              16.56%
    Highest contract charges                  0.69%             4.39%              13.44%
    Remaining contract charges                  --                --                  --
LIFEPATH RETIREMENT PORTFOLIO
 2010  Lowest contract charges                  --              2.14%               6.94%
    Highest contract charges                  1.25%             1.93%               7.77%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              3.49%              14.65%
    Highest contract charges                  1.25%             3.51%              16.50%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              3.06%             (17.80)%
    Highest contract charges                  1.25%             3.18%             (16.29)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              5.85%              (1.12)%
    Highest contract charges                  1.24%             3.70%               2.88%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.14%             4.52%               8.42%
    Highest contract charges                  0.68%             5.89%               7.52%
    Remaining contract charges                  --                --                  --
LIFEPATH 2050 PORTFOLIO
 2010  Lowest contract charges                  --              2.16%              13.49%
    Highest contract charges                  0.30%             0.88%               6.19%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
BARON SMALL CAP FUND
 2010  Lowest contract charges                 172        $23.78                   $4,100
    Highest contract charges                 2,209         11.94                   26,376
    Remaining contract charges              61,747            --                  924,409
 2009  Lowest contract charges                 119         19.26                    2,294
    Highest contract charges                 1,703          9.79                   16,679
    Remaining contract charges               3,676            --                   42,242
 2008  Lowest contract charges                 206          9.00                    1,854
    Highest contract charges                 1,884          7.33                   13,816
    Remaining contract charges               3,583            --                   36,049
 2007  Lowest contract charges                 206         15.07                    3,102
    Highest contract charges                   955         12.42                   11,864
    Remaining contract charges               2,349            --                   34,167
 2006  Lowest contract charges               3,768         12.29                   46,313
    Highest contract charges                   228         11.26                    2,567
    Remaining contract charges               1,248            --                   16,440
BLACKROCK EQUITY DIVIDEND FUND
 2010  Lowest contract charges              15,526         17.72                  275,168
    Highest contract charges                 5,495         17.48                   96,070
    Remaining contract charges               9,751            --                  171,635
 2009  Lowest contract charges               1,946         15.77                   30,700
    Highest contract charges                   198         15.68                    3,102
    Remaining contract charges               4,246            --                   66,834
BLACKROCK CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                   3         18.58                       51
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
BLACKROCK GOVERNMENT INCOME FUND
 2010  Lowest contract charges               5,076         11.65                   59,130
    Highest contract charges                 4,532         11.75                   53,238
    Remaining contract charges               9,062            --                  106,347
 2009  Lowest contract charges               4,773         10.74                   51,250
    Highest contract charges                 3,828         10.93                   41,829
    Remaining contract charges               9,580            --                  103,905
 2008  Lowest contract charges                 894         10.78                    9,633
    Highest contract charges                 4,020         11.07                   44,484
    Remaining contract charges               7,769            --                   84,756
 2007  Lowest contract charges                   4         10.67                       47
    Highest contract charges                 1,000         10.61                   10,605
    Remaining contract charges                  --            --                       --
BLACKROCK MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges                 437         20.79                    9,080
    Highest contract charges                   303         20.60                    6,250
    Remaining contract charges               2,134            --                   44,129
 2009  Lowest contract charges                  10         17.30                      174
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BARON SMALL CAP FUND
 2010  Lowest contract charges                  --                --               23.47%
    Highest contract charges                  1.25%               --               21.94%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               35.25%
    Highest contract charges                  1.25%               --               33.58%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (40.24)%
    Highest contract charges                  1.25%               --              (40.99)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               11.69%
    Highest contract charges                  1.23%               --               10.31%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --               11.44%
    Highest contract charges                  1.24%               --               10.44%
    Remaining contract charges                  --                --                  --
BLACKROCK EQUITY DIVIDEND FUND
 2010  Lowest contract charges                0.50%             2.25%              12.35%
    Highest contract charges                  1.25%             2.96%              11.52%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.41%             2.46%              57.74%
    Highest contract charges                  1.01%             2.35%              56.77%
    Remaining contract charges                  --                --                  --
BLACKROCK CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                0.02%               --               17.82%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
BLACKROCK GOVERNMENT INCOME FUND
 2010  Lowest contract charges                0.35%             3.35%               8.48%
    Highest contract charges                  1.25%             3.42%               7.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.36%              (0.37)%
    Highest contract charges                  1.25%             4.44%              (1.26)%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.23%               5.30%
    Highest contract charges                  1.24%             4.01%               4.35%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              4.49%               3.20%
    Highest contract charges                  1.23%             4.69%               2.79%
    Remaining contract charges                  --                --                  --
BLACKROCK MID CAP VALUE PORTFOLIO
 2010  Lowest contract charges                0.59%             0.81%              19.69%
    Highest contract charges                  1.26%             2.27%              19.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.08%             0.38%              72.97%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO+
 2010  Lowest contract charges              36,437        $10.01                 $364,613
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              36,373          8.99                  326,973
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  69          7.27                      503
    Highest contract charges                37,639          7.23                  271,942
    Remaining contract charges                  --            --                       --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2010  Lowest contract charges                  13         35.79                      474
    Highest contract charges                48,031         11.45                  550,065
    Remaining contract charges             153,395            --                1,872,308
 2009  Lowest contract charges                  13         30.53                      407
    Highest contract charges                26,352          9.89                  260,670
    Remaining contract charges             108,555            --                1,173,306
 2008  Lowest contract charges                  12         22.91                      276
    Highest contract charges                 7,080          7.51                   53,152
    Remaining contract charges              12,760            --                  108,271
 2007  Lowest contract charges                  10         38.61                      387
    Highest contract charges                 2,657         11.79                   31,332
    Remaining contract charges              18,155            --                  240,343
 2006  Lowest contract charges              10,883         12.02                  130,791
    Highest contract charges                   453         10.86                    4,917
    Remaining contract charges                  --            --                       --
CALVERT LARGE CAP GROWTH FUND
 2010  Lowest contract charges                  11         28.34                      320
    Highest contract charges                 4,388          9.59                   42,057
    Remaining contract charges              12,073            --                  118,646
 2009  Lowest contract charges                  11         25.41                      290
    Highest contract charges                 2,977          8.70                   25,910
    Remaining contract charges              12,515            --                  110,884
 2008  Lowest contract charges                   4         19.20                       67
    Highest contract charges                 3,446          6.65                   22,900
    Remaining contract charges              12,233            --                   82,169
 2007  Lowest contract charges                   1         35.50                       50
    Highest contract charges                 1,848         12.44                   22,990
    Remaining contract charges               8,297            --                  103,575
 2006  Lowest contract charges               5,043         11.03                   55,609
    Highest contract charges                   533         11.13                    5,929
    Remaining contract charges               4,382            --                   49,034

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO+
 2010  Lowest contract charges                0.70%             1.47%              11.32%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             2.23%              24.42%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.53%             5.51%             (29.40)%
    Highest contract charges                  0.69%             4.68%             (31.80)%
    Remaining contract charges                  --                --                  --
CALVERT SOCIAL INVESTMENT FUND EQUITY
 PORTFOLIO
 2010  Lowest contract charges                  --                --               17.23%
    Highest contract charges                  1.25%               --               15.77%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.14%              33.26%
    Highest contract charges                  1.24%             0.23%              31.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (40.66)%
    Highest contract charges                  1.25%               --              (36.33)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                3.51%
    Highest contract charges                  1.23%               --                8.57%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%               --                9.23%
    Highest contract charges                  1.24%               --                8.80%
    Remaining contract charges                  --                --                  --
CALVERT LARGE CAP GROWTH FUND
 2010  Lowest contract charges                  --                --               11.53%
    Highest contract charges                  1.25%               --               10.15%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.34%              32.34%
    Highest contract charges                  1.25%             0.19%              30.95%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (45.92)%
    Highest contract charges                  1.25%               --              (46.59)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               12.02%
    Highest contract charges                  1.23%               --               11.84%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --                4.19%
    Highest contract charges                  1.25%               --                3.25%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
 2010  Lowest contract charges               5,125        $11.58                  $59,327
    Highest contract charges                37,298         11.71                  436,805
    Remaining contract charges              82,719            --                  964,679
 2009  Lowest contract charges               1,748         10.94                   19,129
    Highest contract charges                22,845         11.17                  255,165
    Remaining contract charges              50,529            --                  562,506
 2008  Lowest contract charges               1,289          9.90                   12,770
    Highest contract charges                 4,785         10.20                   48,811
    Remaining contract charges               6,512            --                   65,205
 2007  Lowest contract charges                  65         10.47                      685
    Highest contract charges                 1,514         10.88                   16,471
    Remaining contract charges               2,935            --                   31,072
CALVERT INCOME FUND
 2010  Lowest contract charges              10,625         10.88                  115,550
    Highest contract charges                41,690         10.66                  444,410
    Remaining contract charges              30,755            --                  331,918
 2009  Lowest contract charges               6,001         10.27                   61,616
    Highest contract charges                31,622         10.14                  320,659
    Remaining contract charges              12,981            --                  132,617
 2008  Lowest contract charges                  46          8.85                      405
    Highest contract charges                 1,913          8.82                   16,875
    Remaining contract charges                  30            --                      262
COLUMBIA CONTRARIAN CORE FUND
 2010  Lowest contract charges               6,975         19.64                  136,973
    Highest contract charges                    84         19.46                    1,631
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               5,666         17.07                   96,710
    Highest contract charges                    15         17.00                      249
    Remaining contract charges                  --            --                       --
COLUMBIA MARSICO 21ST CENTURY FUND
 2010  Lowest contract charges                 405         19.68                    7,970
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 248         17.04                    4,223
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA SMALL CAP VALUE I FUND
 2010  Lowest contract charges               1,939         22.43                   43,475
    Highest contract charges                 1,087         22.22                   24,151
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 910         17.97                   16,346
    Highest contract charges                    51         17.90                      922
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
CALVERT SOCIAL INVESTMENT BOND FUND
 2010  Lowest contract charges                0.35%             2.49%               5.80%
    Highest contract charges                  1.25%             2.47%               4.85%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.12%              10.48%
    Highest contract charges                  1.24%             3.03%               9.49%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.26%              (5.37)%
    Highest contract charges                  1.24%             4.26%              (6.21)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.19%             3.54%               4.65%
    Highest contract charges                  1.17%             5.88%               5.33%
    Remaining contract charges                  --                --                  --
CALVERT INCOME FUND
 2010  Lowest contract charges                0.50%             3.36%               5.91%
    Highest contract charges                  1.25%             3.34%               5.12%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             3.70%              15.84%
    Highest contract charges                  1.24%             3.64%              14.97%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.37%             4.40%             (11.51)%
    Highest contract charges                  0.81%             4.72%             (11.80)%
    Remaining contract charges                  --                --                  --
COLUMBIA CONTRARIAN CORE FUND
 2010  Lowest contract charges                0.75%             0.28%              15.04%
    Highest contract charges                  1.25%             0.42%              14.47%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.62%             2.40%              70.69%
    Highest contract charges                  0.10%             0.40%              69.99%
    Remaining contract charges                  --                --                  --
COLUMBIA MARSICO 21ST CENTURY FUND
 2010  Lowest contract charges                1.25%               --               15.50%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.22%               --               70.39%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
COLUMBIA SMALL CAP VALUE I FUND
 2010  Lowest contract charges                0.75%             1.25%              24.78%
    Highest contract charges                  1.25%             2.93%              24.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.62%             2.47%              79.71%
    Highest contract charges                  1.04%             1.50%              78.98%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES VS FUND
 2010  Lowest contract charges                 798        $11.42                   $9,116
    Highest contract charges                 1,444         11.21                   16,192
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 799         10.12                    8,085
    Highest contract charges                 1,482          9.98                   14,787
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               3,013          7.40                   22,297
    Highest contract charges                 2,132          7.32                   15,617
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges               1,187         15.07                   17,879
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA MID CAP VALUE FUND
 2010  Lowest contract charges               6,722          8.76                   58,916
    Highest contract charges                34,478          8.53                  294,099
    Remaining contract charges              39,899            --                  344,219
 2009  Lowest contract charges               5,488          7.16                   39,317
    Highest contract charges                28,809          7.03                  202,406
    Remaining contract charges              22,211            --                  157,466
 2008  Lowest contract charges                  78          5.44                      426
    Highest contract charges                 1,943          5.38                   10,452
    Remaining contract charges                  20            --                      104
COLUMBIA ACORN FUND
 2010  Lowest contract charges              11,890         22.70                  269,889
    Highest contract charges                 1,254         22.19                   27,819
    Remaining contract charges              32,105            --                  723,182
 2009  Lowest contract charges                 832         17.89                   14,875
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA MARSICO GROWTH VS FUND
 2010  Lowest contract charges               7,726          8.80                   68,025
    Highest contract charges                15,658         10.98                  171,887
    Remaining contract charges              18,041            --                  183,608
 2009  Lowest contract charges               6,339          7.40                   46,890
    Highest contract charges                19,676          9.31                  183,110
    Remaining contract charges              14,447            --                  127,723
 2008  Lowest contract charges               4,909          5.75                   28,231
    Highest contract charges                12,342          7.30                   90,109
    Remaining contract charges               6,163            --                   45,345
 2007  Lowest contract charges               1,549         12.83                   19,883
    Highest contract charges                 4,414         12.75                   56,283
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES VS FUND
 2010  Lowest contract charges                0.85%             1.63%              12.78%
    Highest contract charges                  1.25%             1.62%              12.33%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.86%             1.55%              36.81%
    Highest contract charges                  1.25%             2.47%              36.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%               --              (51.20)%
    Highest contract charges                  1.25%               --              (51.40)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%             2.43%              18.51%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
COLUMBIA MID CAP VALUE FUND
 2010  Lowest contract charges                0.50%             1.27%              22.32%
    Highest contract charges                  1.25%             1.25%              21.41%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.00%              31.59%
    Highest contract charges                  1.24%             0.99%              30.61%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.41%             5.20%             (42.07)%
    Highest contract charges                  1.22%             3.60%             (42.50)%
    Remaining contract charges                  --                --                  --
COLUMBIA ACORN FUND
 2010  Lowest contract charges                  --                --               25.61%
    Highest contract charges                  1.25%             0.07%              24.05%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.04%               --               78.86%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
COLUMBIA MARSICO GROWTH VS FUND
 2010  Lowest contract charges                0.35%               --               19.02%
    Highest contract charges                  1.25%               --               17.95%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.60%              28.63%
    Highest contract charges                  1.25%             0.61%              27.47%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.04%             (42.24)%
    Highest contract charges                  1.25%             0.04%             (42.75)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             0.38%              13.02%
    Highest contract charges                  1.22%             0.23%              12.57%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
 2010  Lowest contract charges              12,629        $12.91                 $163,018
    Highest contract charges                 1,828         12.27                   22,439
    Remaining contract charges               1,753            --                   21,983
 2009  Lowest contract charges              15,431         10.93                  168,581
    Highest contract charges                 2,424         10.48                   25,410
    Remaining contract charges               1,088            --                   11,612
 2008  Lowest contract charges              14,465          8.54                  123,501
    Highest contract charges                 2,168          8.27                   17,922
    Remaining contract charges               1,289            --                   10,798
 2007  Lowest contract charges              12,493         13.21                  165,084
    Highest contract charges                 1,438         12.91                   18,566
    Remaining contract charges                 966            --                   12,595
 2006  Lowest contract charges              12,372         12.03                  148,860
    Highest contract charges                   471         11.86                    5,589
    Remaining contract charges                 252            --                    3,002
COLUMBIA SMALL CAP CORE INV OPT
 2010  Lowest contract charges              19,396         12.62                  244,754
    Highest contract charges                    32         12.54                      405
    Remaining contract charges                  --            --                       --
DAVIS FINANCIAL FUND
 2010  Lowest contract charges                 379          7.82                    2,960
    Highest contract charges                 4,785          9.54                   45,656
    Remaining contract charges               1,109            --                    8,534
 2009  Lowest contract charges                 437          7.06                    3,086
    Highest contract charges                 3,735          8.68                   32,434
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 212          4.86                    1,032
    Highest contract charges                 2,002          6.02                   12,055
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                  22         11.21                      243
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
CRM MID CAP VALUE FUND
 2010  Lowest contract charges                0.35%             0.36%              18.16%
    Highest contract charges                  1.25%             0.35%              17.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.33%              27.96%
    Highest contract charges                  1.25%             0.34%              26.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.97%             (35.39)%
    Highest contract charges                  1.25%             1.13%             (35.97)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             0.51%               9.83%
    Highest contract charges                  1.24%             0.71%               8.84%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             1.09%              16.54%
    Highest contract charges                  1.25%             0.74%              15.50%
    Remaining contract charges                  --                --                  --
COLUMBIA SMALL CAP CORE INV OPT
 2010  Lowest contract charges                0.21%               --                9.59%
    Highest contract charges                  0.22%               --                9.05%
    Remaining contract charges                  --                --                  --
DAVIS FINANCIAL FUND
 2010  Lowest contract charges                0.50%             0.75%              10.69%
    Highest contract charges                  1.25%             0.79%               9.87%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.20%              45.29%
    Highest contract charges                  1.25%             0.17%              44.21%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.47%             2.44%             (45.89)%
    Highest contract charges                  1.24%             1.29%             (46.30)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.34%             0.41%              (6.49)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
 2010  Lowest contract charges               1,185        $36.45                  $43,197
    Highest contract charges                81,707         13.20                1,078,689
    Remaining contract charges             333,961            --                4,061,791
 2009  Lowest contract charges               2,109         30.98                   65,320
    Highest contract charges                90,351         11.92                1,077,302
    Remaining contract charges             286,820            --                4,282,076
 2008  Lowest contract charges                  38         24.62                      944
    Highest contract charges                40,996          9.14                  374,801
    Remaining contract charges             161,433            --                1,520,874
 2007  Lowest contract charges               1,319         40.01                   52,791
    Highest contract charges                25,106         15.44                  387,542
    Remaining contract charges             100,544            --                1,573,777
 2006  Lowest contract charges                  13         38.52                      465
    Highest contract charges                 1,895         14.89                   28,221
    Remaining contract charges              31,098            --                  478,133
DAVIS OPPORTUNITY FUND
 2010  Lowest contract charges               1,870          8.34                   15,606
    Highest contract charges                 8,091          9.48                   76,721
    Remaining contract charges              16,029            --                  154,662
 2009  Lowest contract charges               1,568          7.36                   11,538
    Highest contract charges                 5,185          8.43                   43,699
    Remaining contract charges              13,354            --                  113,923
 2008  Lowest contract charges                 927          5.11                    4,734
    Highest contract charges                 1,627          5.89                    9,589
    Remaining contract charges              10,714            --                   63,792
 2007  Lowest contract charges               6,531         10.86                   70,933
    Highest contract charges                   554         10.79                    5,977
    Remaining contract charges                  --            --                       --
DREYFUS BOND MARKET INDEX FUND
 2010  Lowest contract charges              79,988         11.37                  909,412
    Highest contract charges                42,930         11.10                  476,501
    Remaining contract charges             108,044            --                1,218,863
 2009  Lowest contract charges               6,856         10.74                   73,610
    Highest contract charges                31,901         10.60                  338,238
    Remaining contract charges               8,004            --                   85,605
 2008  Lowest contract charges                 269         10.33                    2,786
    Highest contract charges                    20         10.31                      203
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DAVIS NEW YORK VENTURE FUND
 2010  Lowest contract charges                  --              0.13%              12.11%
    Highest contract charges                  1.25%             1.17%              10.72%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.78%              31.16%
    Highest contract charges                  1.25%             1.01%              30.42%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (40.03)%
    Highest contract charges                  1.25%             1.29%             (40.77)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.14%               3.87%
    Highest contract charges                  1.23%             2.17%               3.67%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              3.12%              14.30%
    Highest contract charges                  1.24%             2.77%              13.69%
    Remaining contract charges                  --                --                  --
DAVIS OPPORTUNITY FUND
 2010  Lowest contract charges                0.50%             1.59%              13.36%
    Highest contract charges                  1.25%             1.64%              12.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.58%              44.09%
    Highest contract charges                  1.24%             0.62%              43.01%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             0.15%             (44.99)%
    Highest contract charges                  1.25%             0.04%             (45.40)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             2.72%              (2.26)%
    Highest contract charges                  1.23%             1.53%              (2.65)%
    Remaining contract charges                  --                --                  --
DREYFUS BOND MARKET INDEX FUND
 2010  Lowest contract charges                0.27%             2.61%               5.63%
    Highest contract charges                  1.25%             3.42%               4.68%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             3.64%               3.95%
    Highest contract charges                  1.24%             3.61%               3.17%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.33%             2.79%               3.29%
    Highest contract charges                  0.22%             2.61%               3.12%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges              16,390        $12.54                 $205,613
    Highest contract charges                12,844         12.87                  165,318
    Remaining contract charges              13,345            --                  177,443
 2009  Lowest contract charges               1,670         12.32                   20,580
    Highest contract charges                11,559         11.80                  136,387
    Remaining contract charges              21,902            --                  257,431
 2008  Lowest contract charges               1,557         10.30                   16,041
    Highest contract charges                12,611          9.99                  125,980
    Remaining contract charges              22,281            --                  219,559
 2007  Lowest contract charges               1,851         13.33                   24,670
    Highest contract charges                11,354         13.09                  148,596
    Remaining contract charges              20,683            --                  270,338
 2006  Lowest contract charges               6,449         11.88                   76,645
    Highest contract charges                10,476         12.56                  131,623
    Remaining contract charges              12,845            --                  164,341
DREYFUS VIF APPRECIATION PORTFOLIO
 2010  Lowest contract charges                  42         11.04                      460
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  28          9.64                      265
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  28          7.92                      218
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS INTERNATIONAL STOCK INDEX FUND
 2010  Lowest contract charges               2,090         10.65                   22,250
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS MIDCAP INDEX FUND
 2010  Lowest contract charges               1,014         27.88                   28,273
    Highest contract charges                25,309         12.71                  321,563
    Remaining contract charges              63,288            --                  787,206
 2009  Lowest contract charges               1,005         22.60                   22,702
    Highest contract charges                24,787         10.21                  253,042
    Remaining contract charges              30,465            --                  310,670
 2008  Lowest contract charges               1,001         16.69                   16,701
    Highest contract charges                   292          7.54                    2,206
    Remaining contract charges               2,033            --                   15,375
 2007  Lowest contract charges                 958         28.35                   27,152
    Highest contract charges                    68         12.02                      822
    Remaining contract charges               1,841            --                   22,337
 2006  Lowest contract charges                  52         29.25                    1,529
    Highest contract charges                    33         11.31                      378
    Remaining contract charges               4,954            --                   56,374

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DREYFUS LIFETIME GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges                0.50%             1.33%               9.91%
    Highest contract charges                  1.25%             1.23%               9.09%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.95%              19.60%
    Highest contract charges                  1.25%             1.87%              18.11%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.18%             (22.71)%
    Highest contract charges                  1.25%             1.38%             (23.67)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              3.94%               5.48%
    Highest contract charges                  1.25%             2.89%               4.17%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.50%             6.94%              10.68%
    Highest contract charges                  1.25%             3.24%               9.85%
    Remaining contract charges                  --                --                  --
DREYFUS VIF APPRECIATION PORTFOLIO
 2010  Lowest contract charges                0.32%               --               14.51%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.43%             2.58%              21.70%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.77%               --              (30.04)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
DREYFUS INTERNATIONAL STOCK INDEX FUND
 2010  Lowest contract charges                  --              3.70%               7.31%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
DREYFUS MIDCAP INDEX FUND
 2010  Lowest contract charges                  --              0.90%              23.36%
    Highest contract charges                  1.25%             0.91%              24.46%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.27%              35.41%
    Highest contract charges                  1.24%             2.06%              35.34%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.28%             (41.13)%
    Highest contract charges                  1.29%             4.39%             (37.24)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.40%              (3.08)%
    Highest contract charges                  1.24%             0.16%               6.23%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              6.43%               4.69%
    Highest contract charges                  1.06%             4.00%               8.50%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS SMALLCAP STOCK INDEX FUND
 2010  Lowest contract charges                 573        $20.42                  $11,693
    Highest contract charges                18,213         11.87                  216,175
    Remaining contract charges              42,490            --                  536,601
 2009  Lowest contract charges                 563         16.63                    9,354
    Highest contract charges                10,789          9.53                  102,868
    Remaining contract charges              19,250            --                  180,280
 2008  Lowest contract charges                 562         13.39                    7,530
    Highest contract charges                 1,610          7.71                   12,413
    Remaining contract charges                 529            --                    4,102
 2007  Lowest contract charges                 515         21.30                   10,970
    Highest contract charges                   449         11.39                    5,126
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                   4         23.53                      100
    Highest contract charges                   158         11.49                    1,819
    Remaining contract charges                 649            --                    7,501
DREYFUS SMALL CAP FUND+
 2010  Lowest contract charges                 760         10.05                    7,633
    Highest contract charges                   199          9.50                    1,893
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 535          7.78                    4,159
    Highest contract charges                   162          7.39                    1,196
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 331          6.74                    2,232
    Highest contract charges                     2          6.43                       14
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                  --         11.27                       --
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  74         11.73                      869
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges                 142         10.14                    1,438
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                   9          8.60                       73
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                   9          6.73                       57
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DREYFUS SMALLCAP STOCK INDEX FUND
 2010  Lowest contract charges                  --              0.86%              22.79%
    Highest contract charges                  1.25%             1.12%              24.48%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.92%              24.20%
    Highest contract charges                  1.24%             1.37%              23.66%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.23%             (37.14)%
    Highest contract charges                  1.16%            21.02%             (31.63)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.83%              (9.48)%
    Highest contract charges                  0.85%             0.46%              (1.46)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              8.49%               9.75%
    Highest contract charges                  1.21%             2.91%              13.27%
    Remaining contract charges                  --                --                  --
DREYFUS SMALL CAP FUND+
 2010  Lowest contract charges                0.85%               --               29.20%
    Highest contract charges                  1.26%               --               28.69%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             1.24%              15.37%
    Highest contract charges                  1.25%             1.57%              14.91%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%             1.33%             (36.44)%
    Highest contract charges                    --              3.47%             (36.69)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                  --
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.85%             1.20%              12.57%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges                0.29%             1.20%              17.78%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.03%             1.25%              27.81%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.10%             1.02%             (40.83)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DREYFUS VIF QUALITY BOND PORTFOLIO
 2010  Lowest contract charges              15,861        $12.16                 $192,873
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              20,597         11.30                  232,735
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              28,136          9.90                  278,499
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC.
 2010  Lowest contract charges                 977         11.09                   10,839
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 532          9.73                    5,172
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
DREYFUS S&P 500 INDEX FUND
 2010  Lowest contract charges              42,442          9.46                  401,558
    Highest contract charges                51,980          9.24                  480,130
    Remaining contract charges             188,009            --                1,766,224
 2009  Lowest contract charges              40,331          8.27                  333,428
    Highest contract charges                39,986          8.16                  326,457
    Remaining contract charges              43,907            --                  360,467
 2008  Lowest contract charges                 165          6.59                    1,085
    Highest contract charges                   411          6.56                    2,693
    Remaining contract charges                 158            --                    1,045
DREYFUS INTERMEDIATE TERM INCOME FUND
 2010  Lowest contract charges              39,114         11.69                  457,147
    Highest contract charges                 7,666         11.46                   87,839
    Remaining contract charges              86,086            --                  997,100
 2009  Lowest contract charges               7,876         10.86                   85,529
    Highest contract charges                 6,499         10.64                   69,150
    Remaining contract charges             104,309            --                1,118,699
 2008  Lowest contract charges               7,084          9.27                   65,672
    Highest contract charges                 7,434          9.20                   68,378
    Remaining contract charges             104,855            --                  967,334

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DREYFUS VIF QUALITY BOND PORTFOLIO
 2010  Lowest contract charges                0.70%             3.79%               7.62%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.71%             4.68%              14.16%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.68%             1.10%              (4.85)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC.
 2010  Lowest contract charges                0.70%             0.80%              14.01%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.69%               --               32.82%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
DREYFUS S&P 500 INDEX FUND
 2010  Lowest contract charges                0.27%             1.98%              14.16%
    Highest contract charges                  1.25%             1.49%              13.14%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             3.92%              25.41%
    Highest contract charges                  1.24%             3.01%              24.47%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.30%            23.18%             (34.08)%
    Highest contract charges                  0.74%            26.62%             (34.41)%
    Remaining contract charges                  --                --                  --
DREYFUS INTERMEDIATE TERM INCOME FUND
 2010  Lowest contract charges                0.50%             3.75%               8.50%
    Highest contract charges                  1.25%             3.78%               7.69%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              4.78%              17.14%
    Highest contract charges                  1.25%             4.76%              15.69%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.95%              (6.87)%
    Highest contract charges                  0.80%             3.22%              (7.56)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
 2010  Lowest contract charges             377,922         $8.44               $3,188,853
    Highest contract charges                74,156         10.31                  764,911
    Remaining contract charges             273,990            --                2,308,628
 2009  Lowest contract charges             212,136          7.67                1,626,527
    Highest contract charges                64,473          9.49                  611,905
    Remaining contract charges             127,702            --                  994,652
 2008  Lowest contract charges                 163          6.55                    1,066
    Highest contract charges                21,437          8.21                  176,059
    Remaining contract charges              48,367            --                  328,846
 2007  Lowest contract charges              23,336          9.97                  232,639
    Highest contract charges                 3,351         12.69                   42,528
    Remaining contract charges                 956            --                   12,212
 2006  Lowest contract charges                   4         11.68                       47
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
EATON VANCE DIVIDEND BUILDER FUND
 2010  Lowest contract charges               9,581          7.72                   73,931
    Highest contract charges                10,990         11.19                  122,988
    Remaining contract charges              65,282            --                  568,933
 2009  Lowest contract charges               5,724          7.10                   40,660
    Highest contract charges                 8,635         10.39                   89,760
    Remaining contract charges              50,874            --                  410,309
 2008  Lowest contract charges               3,039          6.31                   19,188
    Highest contract charges                 3,736          9.32                   34,838
    Remaining contract charges              24,333            --                  191,551
 2007  Lowest contract charges               1,946         10.56                   20,544
    Highest contract charges                   192         15.12                    2,898
    Remaining contract charges               1,698            --                   25,840
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
 2010  Lowest contract charges               6,128         10.96                   67,138
    Highest contract charges                 1,769         12.59                   22,270
    Remaining contract charges               6,919            --                   80,880
 2009  Lowest contract charges               3,363          9.91                   33,317
    Highest contract charges                 1,326         11.47                   15,214
    Remaining contract charges               5,316            --                   59,266
 2008  Lowest contract charges                 988         10.73                   10,601
    Highest contract charges                    38         10.57                      401
    Remaining contract charges                 384            --                    3,906
 2007  Lowest contract charges                 115         11.61                    1,336
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
 2010  Lowest contract charges                  --              1.16%              10.05%
    Highest contract charges                  1.25%             1.12%               8.68%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.45%              17.01%
    Highest contract charges                  1.24%             1.53%              15.56%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             13.00%             (34.47)%
    Highest contract charges                  1.24%             1.67%             (35.29)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             1.63%              (0.31)%
    Highest contract charges                  1.20%             1.41%               8.62%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.19%             2.07%              13.95%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
EATON VANCE DIVIDEND BUILDER FUND
 2010  Lowest contract charges                0.35%             3.81%               8.64%
    Highest contract charges                  1.25%             3.83%               7.66%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.17%              12.49%
    Highest contract charges                  1.25%             4.16%              11.48%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.21%             2.37%             (36.58)%
    Highest contract charges                  1.23%             3.29%             (38.34)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             0.91%               5.57%
    Highest contract charges                  1.19%             1.79%              21.34%
    Remaining contract charges                  --                --                  --
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
 2010  Lowest contract charges                0.50%               --               10.58%
    Highest contract charges                  1.25%               --                9.75%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%               --                9.34%
    Highest contract charges                  1.24%               --                8.53%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.64%               --               (7.84)%
    Highest contract charges                  1.20%               --               (8.39)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.85%               --                5.59%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
 2010  Lowest contract charges              26,736        $12.11                 $323,903
    Highest contract charges                27,993         13.02                  364,516
    Remaining contract charges              23,831            --                  293,409
 2009  Lowest contract charges              20,163         10.59                  213,467
    Highest contract charges                22,381         11.47                  256,607
    Remaining contract charges              11,552            --                  128,954
 2008  Lowest contract charges              17,646          6.76                  119,357
    Highest contract charges                15,522          7.38                  114,549
    Remaining contract charges               6,768            --                   49,572
 2007  Lowest contract charges              19,677          9.76                  192,064
    Highest contract charges                 7,933         10.73                   85,120
    Remaining contract charges               1,940            --                   20,964
EATON VANCE BALANCE FUND
 2010  Lowest contract charges               1,299         15.37                   19,966
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND+
 2010  Lowest contract charges               2,814         10.36                   29,161
    Highest contract charges                 4,486         11.75                   52,715
    Remaining contract charges               1,169            --                   12,091
 2009  Lowest contract charges              15,272         11.10                  169,540
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               9,052          9.06                   81,999
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND+
 2010  Lowest contract charges                 641          8.01                    5,131
    Highest contract charges                    30         10.30                      311
    Remaining contract charges               2,797            --                   29,036
 2009  Lowest contract charges               2,240          6.98                   15,634
    Highest contract charges                 3,564          9.05                   32,237
    Remaining contract charges               2,354            --                   21,473
 2008  Lowest contract charges               1,983          8.02                   15,900
    Highest contract charges                 3,078          7.94                   24,441
    Remaining contract charges                  --            --                       --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND+
 2010  Lowest contract charges               1,021         24.19                   24,702
    Highest contract charges                 5,704         23.87                  136,128
    Remaining contract charges              12,222            --                  293,806
 2009  Lowest contract charges                 124         19.86                    2,453
    Highest contract charges                   617         19.77                   12,198
    Remaining contract charges                 337            --                    6,668

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
 2010  Lowest contract charges                0.50%             8.67%              14.37%
    Highest contract charges                  1.25%             8.66%              13.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%            10.38%              56.53%
    Highest contract charges                  1.25%            10.33%              55.36%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             9.19%             (30.70)%
    Highest contract charges                  1.25%             9.42%             (31.22)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             4.86%              (2.39)%
    Highest contract charges                  1.22%             7.93%               0.96%
    Remaining contract charges                  --                --                  --
EATON VANCE BALANCE FUND
 2010  Lowest contract charges                0.61%             1.25%               8.11%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND+
 2010  Lowest contract charges                0.42%             1.63%               6.66%
    Highest contract charges                  1.25%             0.85%               5.86%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             3.41%              22.55%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.24%            13.08%             (23.28)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND+
 2010  Lowest contract charges                0.20%             0.05%              14.53%
    Highest contract charges                  0.55%             0.06%              14.17%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             2.96%              14.80%
    Highest contract charges                  1.25%             2.24%              13.95%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%             3.27%             (42.09)%
    Highest contract charges                  1.24%             3.01%             (42.32)%
    Remaining contract charges                  --                --                  --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND+
 2010  Lowest contract charges                0.23%             0.02%              21.60%
    Highest contract charges                  1.25%             0.08%              20.69%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%               --               98.56%
    Highest contract charges                  1.02%               --               97.74%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY &
 TELECOMMUNICATION FUND+
 2010  Lowest contract charges                 598        $14.28                   $8,536
    Highest contract charges                   720         14.18                   10,213
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 537         13.98                    7,507
    Highest contract charges                    11         13.93                      150
    Remaining contract charges                  --            --                       --
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL PORTFOLIO
 2010  Lowest contract charges             163,485         10.91                1,784,133
    Highest contract charges                19,461         14.64                  284,842
    Remaining contract charges              54,252            --                  636,471
 2009  Lowest contract charges              17,197          9.70                  166,730
    Highest contract charges                17,802         13.06                  232,502
    Remaining contract charges              23,295            --                  259,590
 2008  Lowest contract charges              16,384          6.52                  106,898
    Highest contract charges                 9,547          8.87                   84,665
    Remaining contract charges              13,762            --                  103,487
 2007  Lowest contract charges              13,843         11.67                  161,535
    Highest contract charges                   665         16.01                   10,639
    Remaining contract charges               4,772            --                   68,405
ALGER MID CAP GROWTH INSTITUTIONAL
 FUND+
 2010  Lowest contract charges               2,560          8.54                   21,856
    Highest contract charges                16,851         11.46                  193,074
    Remaining contract charges              72,273            --                  683,787
 2009  Lowest contract charges              59,489          7.32                  435,437
    Highest contract charges                21,265          9.72                  206,758
    Remaining contract charges              56,981            --                  454,484
 2008  Lowest contract charges                  91          4.83                      442
    Highest contract charges                 7,760          6.50                   50,460
    Remaining contract charges              53,749            --                  271,133
 2007  Lowest contract charges              20,843         11.68                  243,513
    Highest contract charges                   532         15.96                    8,491
    Remaining contract charges                 583            --                    9,367
 2006  Lowest contract charges                  22         12.01                      264
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
WELLS FARGO ADVANTAGE UTILITY &
 TELECOMMUNICATION FUND+
 2010  Lowest contract charges                0.85%             2.45%               2.18%
    Highest contract charges                  1.26%             4.04%               1.77%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.69%             2.81%              39.79%
    Highest contract charges                  0.67%             2.44%              39.33%
    Remaining contract charges                  --                --                  --
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL PORTFOLIO
 2010  Lowest contract charges                  --                --               13.48%
    Highest contract charges                  1.25%               --               12.07%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.22%              48.60%
    Highest contract charges                  1.25%             0.27%              47.27%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (44.09)%
    Highest contract charges                  1.24%               --              (44.59)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%               --               16.69%
    Highest contract charges                  1.13%               --               29.99%
    Remaining contract charges                  --                --                  --
ALGER MID CAP GROWTH INSTITUTIONAL
 FUND+
 2010  Lowest contract charges                  --              0.40%              18.90%
    Highest contract charges                  1.25%             0.25%              17.84%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               51.40%
    Highest contract charges                  1.25%               --               49.52%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (58.74)%
    Highest contract charges                  1.24%               --              (59.26)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.30%               --               16.83%
    Highest contract charges                  1.24%               --               32.89%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.64%               --               15.34%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND+
 2010  Lowest contract charges               3,213        $10.21                  $32,810
    Highest contract charges                 3,132          9.94                   31,126
    Remaining contract charges               5,215            --                   51,971
 2009  Lowest contract charges               1,696          8.17                   13,855
    Highest contract charges                 4,325          8.01                   34,637
    Remaining contract charges                 773            --                    6,281
 2008  Lowest contract charges                 542          5.71                    3,096
    Highest contract charges                     3          5.64                       19
    Remaining contract charges                  --            --                       --
FIRST AMERICAN MID CAP INDEX FUND
 2010  Lowest contract charges               2,357         12.30                   28,985
    Highest contract charges                31,328         12.28                  384,854
    Remaining contract charges                  --            --                       --
FIRST AMERICAN EQUITY INDEX INV OPT
 2010  Lowest contract charges                 184         11.43                    2,099
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIRST AMERICAN MID CAP GROWTH OPPS INV
 OPT
 2010  Lowest contract charges                  50         12.82                      637
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY ADVISOR EQUITY GROWTH FUND
 2010  Lowest contract charges               3,869          9.04                   34,976
    Highest contract charges                 2,855         11.05                   31,544
    Remaining contract charges               2,816            --                   24,991
 2009  Lowest contract charges               4,963          7.37                   36,557
    Highest contract charges                 3,260          9.07                   29,572
    Remaining contract charges                 302            --                    2,196
 2008  Lowest contract charges               1,097          5.80                    6,361
    Highest contract charges                 2,251          7.19                   16,199
    Remaining contract charges                  62            --                      353
 2007  Lowest contract charges                 910         13.76                   12,516
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND+
 2010  Lowest contract charges                0.50%               --               25.01%
    Highest contract charges                  1.25%               --               24.07%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               42.99%
    Highest contract charges                  1.24%               --               41.93%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.48%               --              (46.18)%
    Highest contract charges                    --                --              (46.59)%
    Remaining contract charges                  --                --                  --
FIRST AMERICAN MID CAP INDEX FUND
 2010  Lowest contract charges                0.18%             0.69%               8.59%
    Highest contract charges                  0.31%             0.66%               8.52%
    Remaining contract charges                  --                --                  --
FIRST AMERICAN EQUITY INDEX INV OPT
 2010  Lowest contract charges                0.08%             0.25%               4.93%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIRST AMERICAN MID CAP GROWTH OPPS INV
 OPT
 2010  Lowest contract charges                0.57%               --               14.46%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY ADVISOR EQUITY GROWTH FUND
 2010  Lowest contract charges                0.50%               --               22.75%
    Highest contract charges                  1.25%               --               21.83%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               27.01%
    Highest contract charges                  1.25%               --               26.07%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.48%               --              (47.31)%
    Highest contract charges                  1.25%               --              (47.71)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.23%               --               24.53%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2010  Lowest contract charges              27,329        $16.54                 $452,131
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              58,687         13.18                  773,525
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              43,585          8.35                  363,950
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges              42,621         17.23                  734,416
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              36,925         16.45                  607,395
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY ADVISOR LEVERAGED COMPANY
 STOCK FUND
 2010  Lowest contract charges              66,470          9.25                  614,951
    Highest contract charges                22,573          9.00                  203,202
    Remaining contract charges              95,787            --                  860,768
 2009  Lowest contract charges              23,243          7.49                  174,195
    Highest contract charges                34,427          7.35                  252,937
    Remaining contract charges              83,215            --                  610,171
 2008  Lowest contract charges               6,201          4.72                   29,300
    Highest contract charges                 1,468          4.67                    6,853
    Remaining contract charges               1,496            --                    6,779
FIDELITY ADVISOR DYNAMIC CAP
 APPRECIATION FUND
 2010  Lowest contract charges                 575          9.21                    5,290
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 416          7.79                    3,243
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FEDERATED CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                 108         11.29                    1,222
    Highest contract charges                   606         11.08                    6,717
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  51         10.12                      516
    Highest contract charges                    39          9.98                      387
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                   9          8.94                       78
    Highest contract charges                    29          8.85                      258
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES FUND
 2010  Lowest contract charges                0.35%               --               25.52%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               57.84%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.26%             (51.54)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%               --                4.75%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --               15.22%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY ADVISOR LEVERAGED COMPANY
 STOCK FUND
 2010  Lowest contract charges                0.50%             0.08%              23.45%
    Highest contract charges                  1.25%             0.06%              22.52%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.34%              58.62%
    Highest contract charges                  1.24%             0.38%              57.43%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.48%             5.36%             (54.13)%
    Highest contract charges                  1.20%             3.80%             (54.47)%
    Remaining contract charges                  --                --                  --
FIDELITY ADVISOR DYNAMIC CAP
 APPRECIATION FUND
 2010  Lowest contract charges                1.25%               --               18.18%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.23%               --               33.36%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FEDERATED CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                0.87%             0.86%              11.57%
    Highest contract charges                  1.25%             0.82%              11.12%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.84%             1.28%              13.18%
    Highest contract charges                  1.16%             0.81%              12.73%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.13%             1.71%             (29.55)%
    Highest contract charges                  1.28%             3.59%             (29.84)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED EQUITY INCOME FUND, INC
 2010  Lowest contract charges                  12        $10.40                     $125
    Highest contract charges                 2,505         10.21                   25,592
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                   1          9.39                        8
    Highest contract charges                 2,144          9.26                   19,853
    Remaining contract charges                  --            --                       --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND
 2010  Lowest contract charges               3,689         11.81                   43,579
    Highest contract charges                17,142         12.00                  205,745
    Remaining contract charges               3,716            --                   43,763
 2009  Lowest contract charges               2,499         11.36                   28,394
    Highest contract charges                14,442         11.60                  167,537
    Remaining contract charges                 525            --                    6,176
 2008  Lowest contract charges                 465         11.17                    5,193
    Highest contract charges                 2,627         11.06                   29,061
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 465         10.90                    5,070
    Highest contract charges                    66         10.83                      718
    Remaining contract charges                  --            --                       --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND
 2010  Lowest contract charges                 310          8.88                    2,749
    Highest contract charges                   342         10.85                    3,706
    Remaining contract charges               3,464            --                   38,261
 2009  Lowest contract charges                 258          7.52                    1,939
    Highest contract charges                 2,983          9.24                   27,551
    Remaining contract charges                 281            --                    2,630
 2008  Lowest contract charges                 179          7.22                    1,295
    Highest contract charges                 2,287          7.15                   16,345
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                  17         12.72                      210
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FEDERATED HIGH INCOME BOND FUND
 2010  Lowest contract charges               2,711         13.39                   36,297
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,404         11.89                   28,570
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,876          7.96                   14,938
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FEDERATED EQUITY INCOME FUND, INC
 2010  Lowest contract charges                0.31%             3.41%              10.78%
    Highest contract charges                  1.25%             3.08%              10.34%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.22%              14.74%
    Highest contract charges                  1.23%             3.38%              14.28%
    Remaining contract charges                  --                --                  --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND
 2010  Lowest contract charges                0.75%             4.04%               3.98%
    Highest contract charges                  1.25%             4.02%               3.46%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.74%             4.68%               5.42%
    Highest contract charges                  1.24%             4.58%               4.89%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.86%             4.74%               2.50%
    Highest contract charges                  1.23%             5.32%               2.09%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.85%             7.06%               4.82%
    Highest contract charges                  1.17%             6.38%               4.40%
    Remaining contract charges                  --                --                  --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND
 2010  Lowest contract charges                0.75%               --               18.01%
    Highest contract charges                  1.25%               --               17.42%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.72%             0.64%              29.89%
    Highest contract charges                  1.24%             0.31%              29.25%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.83%               --              (43.24)%
    Highest contract charges                  1.23%               --              (43.47)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.27%               --               17.04%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FEDERATED HIGH INCOME BOND FUND
 2010  Lowest contract charges                1.25%             7.99%              12.66%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             9.20%              49.26%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.16%               --              (26.55)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND
 2010  Lowest contract charges               9,222         $9.68                  $89,225
    Highest contract charges               108,694         11.63                1,263,992
    Remaining contract charges             214,245            --                2,162,280
 2009  Lowest contract charges              14,116          7.53                  106,246
    Highest contract charges                96,910          9.92                  960,937
    Remaining contract charges             125,106            --                1,096,725
 2008  Lowest contract charges              13,127          5.82                   76,459
    Highest contract charges                20,504          7.74                  158,751
    Remaining contract charges              35,685            --                  254,676
 2007  Lowest contract charges               6,246         10.84                   67,706
    Highest contract charges                 7,575         13.57                  102,770
    Remaining contract charges               8,837            --                  120,656
FEDERATED SHORT-TERM INCOME FUND
 2010  Lowest contract charges              23,547         12.83                  302,137
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              43,177         12.41                  535,691
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              13,119         11.26                  147,751
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges              11,507         11.47                  131,962
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              13,183         11.06                  145,759
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FEDERATED TOTAL RETURN BOND FUND
 2010  Lowest contract charges                 791         39.41                   31,166
    Highest contract charges                10,081         12.54                  126,418
    Remaining contract charges              12,725            --                  159,398
 2009  Lowest contract charges                 455         37.08                   16,884
    Highest contract charges                12,333         11.88                  146,565
    Remaining contract charges               1,838            --                   22,071
 2008  Lowest contract charges                 146         33.33                    4,865
    Highest contract charges                    47         10.76                      506
    Remaining contract charges                 249            --                    2,700
FEDERATED CLOVER VALUE FUND
 2010  Lowest contract charges                  10         11.82                      117
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  10         10.80                      111
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FEDERATED KAUFMAN FUND
 2010  Lowest contract charges                  --              0.64%              18.75%
    Highest contract charges                  1.25%             0.71%              17.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.22%              29.23%
    Highest contract charges                  1.24%             0.31%              28.07%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (42.42)%
    Highest contract charges                  1.25%               --              (42.93)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%               --                6.77%
    Highest contract charges                  1.22%               --               19.90%
    Remaining contract charges                  --                --                  --
FEDERATED SHORT-TERM INCOME FUND
 2010  Lowest contract charges                0.35%             2.29%               3.42%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.00%              10.16%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.06%              (1.79)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             4.36%               3.72%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             4.12%               4.21%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FEDERATED TOTAL RETURN BOND FUND
 2010  Lowest contract charges                0.50%             4.01%               6.31%
    Highest contract charges                  1.25%             3.99%               5.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             4.37%              11.01%
    Highest contract charges                  1.24%             4.06%              10.18%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%             5.05%              (0.60)%
    Highest contract charges                  1.26%             4.96%              (1.34)%
    Remaining contract charges                  --                --                  --
FEDERATED CLOVER VALUE FUND
 2010  Lowest contract charges                0.52%             0.68%               9.45%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.20%             0.29%               8.03%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL LEADERS FUND
 2010  Lowest contract charges                 124        $11.62                   $1,440
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  79          9.92                      781
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
 2010  Lowest contract charges              42,204         10.65                  449,503
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              45,640          8.63                  393,966
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              50,394          5.98                  301,600
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges               4,262         10.08                   42,955
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               3,723          8.97                   33,408
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,638          7.14                   18,840
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges              11,704         10.91                  127,682
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               7,955          8.67                   69,013
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,196          5.54                    6,629
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FEDERATED INTERNATIONAL LEADERS FUND
 2010  Lowest contract charges                1.25%             0.24%              17.12%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.14%             0.05%              (0.82)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP GROWTH OPPORTUNITIES
 PORTFOLIO
 2010  Lowest contract charges                0.70%             0.61%              22.87%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%               --               44.23%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%             0.91%             (55.33)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges                0.70%             1.57%              12.33%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             2.38%              25.65%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%             5.97%             (44.20)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges                0.70%             0.64%              25.75%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             1.07%              56.49%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%             2.18%             (51.50)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FIDELITY VIP BALANCED PORTFOLIO
 2010  Lowest contract charges              52,661        $12.05                 $634,473
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              33,506         10.28                  344,297
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              19,925          7.29                  145,317
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP GROWTH & INCOME PORTFOLIO
 2010  Lowest contract charges              15,126          9.81                  148,436
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              15,628          8.52                  133,186
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              16,564          6.81                  112,808
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2010  Lowest contract charges                 484         16.88                    8,177
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2010  Lowest contract charges               1,759         17.93                   31,533
    Highest contract charges                     4         17.80                       74
    Remaining contract charges                  --            --                       --
FIDELITY VIP FREEDOM 2015 PORTFOLIO
 2010  Lowest contract charges              12,851         15.81                  203,193
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FIDELITY VIP FREEDOM 2025 PORTFOLIO
 2010  Lowest contract charges                  31         17.36                      546
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
TEMPLETON GLOBAL OPPORTUNITIES TRUST
 2010  Lowest contract charges                 468         17.31                    8,103
    Highest contract charges                    47         17.25                      817
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FIDELITY VIP BALANCED PORTFOLIO
 2010  Lowest contract charges                0.70%             2.36%              17.25%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             3.79%              37.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (35.94)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP GROWTH & INCOME PORTFOLIO
 2010  Lowest contract charges                0.70%             1.70%              14.07%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             0.05%              25.14%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%             2.70%             (42.11)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2010  Lowest contract charges                0.42%             2.04%              13.76%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2010  Lowest contract charges                0.34%             3.63%              15.31%
    Highest contract charges                  0.05%             2.31%              14.91%
    Remaining contract charges                  --                --                  --
FIDELITY VIP FREEDOM 2015 PORTFOLIO
 2010  Lowest contract charges                0.42%             2.39%              12.22%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FIDELITY VIP FREEDOM 2025 PORTFOLIO
 2010  Lowest contract charges                0.18%             3.58%              14.89%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
TEMPLETON GLOBAL OPPORTUNITIES TRUST
 2010  Lowest contract charges                0.48%             1.49%               4.10%
    Highest contract charges                  0.42%             2.07%               3.89%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST
 2010  Lowest contract charges              16,926        $11.07                 $187,381
    Highest contract charges                24,759         15.37                  380,566
    Remaining contract charges              69,147            --                  848,027
 2009  Lowest contract charges              15,979          9.46                  151,112
    Highest contract charges                22,207         13.25                  294,215
    Remaining contract charges              59,202            --                  632,723
 2008  Lowest contract charges              16,329          5.46                   89,105
    Highest contract charges                10,461          7.71                   80,693
    Remaining contract charges              46,643            --                  286,860
 2007  Lowest contract charges              14,788         11.88                  175,690
    Highest contract charges                 4,989         16.95                   84,550
    Remaining contract charges              16,500            --                  239,143
FRANKLIN HIGH INCOME FUND
 2010  Lowest contract charges                 151         12.50                    1,886
    Highest contract charges                11,257         13.25                  149,115
    Remaining contract charges               6,596            --                   83,880
 2009  Lowest contract charges                  91         11.11                    1,014
    Highest contract charges                 8,656         11.85                  102,613
    Remaining contract charges               1,625            --                   18,970
 2008  Lowest contract charges               1,429          8.40                   12,006
    Highest contract charges                 1,349          8.32                   11,223
    Remaining contract charges                  96            --                      733
 2007  Lowest contract charges               1,164         10.94                   12,743
    Highest contract charges                   329         10.87                    3,572
    Remaining contract charges                  --            --                       --
FRANKLIN STRATEGIC INCOME FUND
 2010  Lowest contract charges              20,180         12.48                  251,855
    Highest contract charges                37,225         13.13                  488,595
    Remaining contract charges              97,696            --                1,218,220
 2009  Lowest contract charges              10,086         11.25                  113,495
    Highest contract charges                49,377         11.99                  591,957
    Remaining contract charges              12,669            --                  150,680
 2008  Lowest contract charges                 692          9.01                    6,229
    Highest contract charges                 1,188          9.67                   11,487
    Remaining contract charges                 163            --                    1,472

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST
 2010  Lowest contract charges                0.35%             1.54%              17.06%
    Highest contract charges                  1.25%             1.49%              16.02%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.97%              73.31%
    Highest contract charges                  1.25%             2.67%              71.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.85%             (54.07)%
    Highest contract charges                  1.25%             3.37%             (54.48)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             2.59%              18.81%
    Highest contract charges                  1.23%             5.48%              27.17%
    Remaining contract charges                  --                --                  --
FRANKLIN HIGH INCOME FUND
 2010  Lowest contract charges                0.49%             7.66%              12.58%
    Highest contract charges                  1.25%             7.67%              11.73%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.47%             8.21%              43.62%
    Highest contract charges                  1.24%             8.30%              42.54%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%             8.51%             (23.19)%
    Highest contract charges                  1.24%             8.52%             (23.50)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             7.08%               2.31%
    Highest contract charges                  1.20%             7.06%               1.90%
    Remaining contract charges                  --                --                  --
FRANKLIN STRATEGIC INCOME FUND
 2010  Lowest contract charges                0.16%             2.90%              10.47%
    Highest contract charges                  1.25%             5.50%               9.48%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             5.27%              24.92%
    Highest contract charges                  1.24%             5.11%              23.99%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%            18.11%             (11.39)%
    Highest contract charges                  1.23%            10.20%             (12.05)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
 2010  Lowest contract charges              32,016        $15.00                 $480,137
    Highest contract charges                56,547         15.96                  902,614
    Remaining contract charges              47,972            --                  708,318
 2009  Lowest contract charges               7,295         13.14                   95,873
    Highest contract charges                44,414         14.34                  637,065
    Remaining contract charges               5,988            --                   77,643
 2008  Lowest contract charges               5,888         11.11                   65,430
    Highest contract charges                 5,917         12.22                   72,297
    Remaining contract charges               1,681            --                   18,532
 2007  Lowest contract charges               4,561         11.64                   53,090
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN U.S. GOVERNMENT SECURITIES
 FUND
 2010  Lowest contract charges               1,999         12.26                   24,510
    Highest contract charges                58,984         12.44                  733,603
    Remaining contract charges              10,215            --                  125,999
 2009  Lowest contract charges                 103         11.65                    1,204
    Highest contract charges                68,089         11.87                  808,381
    Remaining contract charges               2,228            --                   26,732
 2008  Lowest contract charges                   3         11.59                       40
    Highest contract charges                   879         11.47                   10,079
    Remaining contract charges                  --            --                       --
FRANKLIN SMALL CAP VALUE FUND
 2010  Lowest contract charges                   2         44.60                      104
    Highest contract charges                26,568         14.30                  379,801
    Remaining contract charges              87,710            --                1,253,668
 2009  Lowest contract charges                   2         35.21                       82
    Highest contract charges                28,515         11.40                  324,988
    Remaining contract charges              55,693            --                  635,479
 2008  Lowest contract charges               5,806          9.11                   52,877
    Highest contract charges                16,421          8.77                  144,036
    Remaining contract charges              33,217            --                  290,955
 2007  Lowest contract charges                  69         13.60                      935
    Highest contract charges                 8,112         13.21                  107,191
    Remaining contract charges              23,052            --                  311,033
 2006  Lowest contract charges               2,334         13.88                   32,401
    Highest contract charges                   404         13.76                    5,567
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
TEMPLETON GLOBAL BOND FUND
 2010  Lowest contract charges                  --              3.09%              12.68%
    Highest contract charges                  1.25%             5.45%              11.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             4.53%              18.27%
    Highest contract charges                  1.24%             4.38%              17.39%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%            16.37%               5.75%
    Highest contract charges                  1.24%             8.63%               4.96%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.24%            11.59%               9.48%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FRANKLIN U.S. GOVERNMENT SECURITIES
 FUND
 2010  Lowest contract charges                0.75%             3.96%               5.28%
    Highest contract charges                  1.25%             4.17%               4.76%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.72%             3.50%               3.99%
    Highest contract charges                  1.24%             3.97%               3.47%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --                5.98%
    Highest contract charges                  1.17%             1.71%               5.56%
    Remaining contract charges                  --                --                  --
FRANKLIN SMALL CAP VALUE FUND
 2010  Lowest contract charges                  --              0.31%              26.67%
    Highest contract charges                  1.25%             0.30%              25.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.24%              30.99%
    Highest contract charges                  1.25%             0.62%              29.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.13%             (33.02)%
    Highest contract charges                  1.25%             1.13%             (33.62)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.31%             1.76%              (3.12)%
    Highest contract charges                  1.24%             1.91%              (3.99)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%             1.11%              15.82%
    Highest contract charges                  1.22%             3.02%              15.35%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
 2010  Lowest contract charges              29,072         $9.74                 $283,025
    Highest contract charges               197,116          9.95                1,961,910
    Remaining contract charges             475,518            --                4,859,685
 2009  Lowest contract charges               3,715          8.90                   33,050
    Highest contract charges               158,860          9.07                1,441,320
    Remaining contract charges             304,649            --                2,919,585
 2008  Lowest contract charges               2,553          7.38                   18,853
    Highest contract charges                 7,663          7.60                   58,233
    Remaining contract charges             147,590            --                1,232,645
 2007  Lowest contract charges               1,927         10.11                   19,488
    Highest contract charges                47,510         12.90                  612,670
    Remaining contract charges              14,454            --                  187,606
 2006  Lowest contract charges                 134         11.77                    1,573
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
TEMPLETON GROWTH FUND
 2010  Lowest contract charges                 119         24.50                    2,923
    Highest contract charges                28,550         11.63                  332,156
    Remaining contract charges             141,959            --                1,448,003
 2009  Lowest contract charges               2,380         16.81                   40,009
    Highest contract charges                32,347         10.96                  354,361
    Remaining contract charges             121,003            --                1,610,599
 2008  Lowest contract charges                  20         17.42                      357
    Highest contract charges                 8,859          8.48                   75,128
    Remaining contract charges              59,410            --                  512,439
 2007  Lowest contract charges               1,641         24.07                   39,507
    Highest contract charges                17,587         15.19                  267,157
    Remaining contract charges              32,952            --                  512,892
 2006  Lowest contract charges                  46         25.66                    1,191
    Highest contract charges                 1,056         15.05                   15,900
    Remaining contract charges               6,536            --                  100,124
FRANKLIN INCOME FUND
 2010  Lowest contract charges              64,060         10.47                  670,692
    Highest contract charges               208,862         11.89                2,483,185
    Remaining contract charges             328,116            --                3,501,361
 2009  Lowest contract charges              58,190          9.31                  541,469
    Highest contract charges               163,492         10.66                1,743,162
    Remaining contract charges             231,769            --                2,233,459
 2008  Lowest contract charges              40,157          6.92                  277,751
    Highest contract charges                46,054          8.00                  368,282
    Remaining contract charges             100,953            --                  747,397
 2007  Lowest contract charges              10,151         10.20                  103,541
    Highest contract charges                56,175         11.65                  654,632
    Remaining contract charges              27,011            --                  316,771
 2006  Lowest contract charges                  50         11.20                      563
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MUTUAL DISCOVERY FUND
 2010  Lowest contract charges                  --              1.77%              11.08%
    Highest contract charges                  1.25%             1.85%               9.70%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.17%              20.47%
    Highest contract charges                  1.24%             1.62%              19.39%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.55%             (26.99)%
    Highest contract charges                  0.82%             5.08%             (24.01)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             2.86%               1.14%
    Highest contract charges                  1.23%             6.23%               9.58%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.74%             8.59%              16.75%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
TEMPLETON GROWTH FUND
 2010  Lowest contract charges                  --              0.03%               7.54%
    Highest contract charges                  1.25%             1.89%               6.20%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.81%              28.81%
    Highest contract charges                  1.24%             2.40%              29.18%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             38.80%             (43.47)%
    Highest contract charges                  1.25%             1.13%             (44.17)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.07%              (6.20)%
    Highest contract charges                  1.23%             3.69%               0.92%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              4.15%              11.86%
    Highest contract charges                  1.24%             3.45%              20.30%
    Remaining contract charges                  --                --                  --
FRANKLIN INCOME FUND
 2010  Lowest contract charges                  --              6.87%              12.52%
    Highest contract charges                  1.25%             6.79%              11.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             8.04%              34.54%
    Highest contract charges                  1.24%             7.68%              33.33%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             6.85%             (30.76)%
    Highest contract charges                  1.25%             7.25%             (31.38)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.44%             4.65%               2.01%
    Highest contract charges                  1.23%             5.15%               4.01%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.74%             1.85%              13.48%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
 2010  Lowest contract charges              23,154        $10.00                 $231,614
    Highest contract charges                 9,471         12.00                  113,652
    Remaining contract charges              75,222            --                  818,500
 2009  Lowest contract charges               5,335          8.75                   46,689
    Highest contract charges                20,241         10.58                  214,105
    Remaining contract charges              16,562            --                  143,088
 2008  Lowest contract charges                 295          6.53                    1,928
    Highest contract charges                 1,329          7.98                   10,600
    Remaining contract charges                  --            --                       --
FRANKLIN TOTAL RETURN FUND
 2010  Lowest contract charges                 225         12.15                    2,731
    Highest contract charges                 7,820         12.49                   97,642
    Remaining contract charges               9,967            --                  123,767
 2009  Lowest contract charges                 179         11.09                    1,989
    Highest contract charges                 4,031         11.48                   46,267
    Remaining contract charges               3,737            --                   43,816
 2008  Lowest contract charges                  28         10.07                      279
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2010  Lowest contract charges              67,096         17.64                1,183,809
    Highest contract charges                 1,125         16.29                   18,321
    Remaining contract charges              99,648            --                1,733,799
 2009  Lowest contract charges             160,573         14.53                2,333,203
    Highest contract charges                 1,179         13.54                   15,956
    Remaining contract charges              93,534            --                1,342,227
 2008  Lowest contract charges             155,344         11.89                1,847,711
    Highest contract charges                   992         11.18                   11,088
    Remaining contract charges              86,369            --                1,015,589
 2007  Lowest contract charges             165,040         18.65                3,078,551
    Highest contract charges                 1,984         17.69                   35,110
    Remaining contract charges              77,763            --                1,436,526
 2006  Lowest contract charges             161,281         19.37                3,123,864
    Highest contract charges                 1,208         18.54                   22,394
    Remaining contract charges              68,714            --                1,319,921

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN GROWTH FUND
 2010  Lowest contract charges                0.50%             0.62%              14.30%
    Highest contract charges                  1.25%             0.43%              13.44%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             2.73%              33.58%
    Highest contract charges                  1.24%             1.30%              32.58%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.72%             4.99%             (33.88)%
    Highest contract charges                  1.25%             1.54%             (34.22)%
    Remaining contract charges                  --                --                  --
FRANKLIN TOTAL RETURN FUND
 2010  Lowest contract charges                0.50%             4.23%               9.60%
    Highest contract charges                  1.25%             4.27%               8.78%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.08%             1.95%              14.85%
    Highest contract charges                  1.24%             4.72%              13.99%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.59%            13.32%              (6.57)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FRANKLIN BALANCE SHEET INVESTMENT FUND
 2010  Lowest contract charges                0.35%             0.80%              21.43%
    Highest contract charges                  1.25%             1.67%              20.34%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.19%              22.16%
    Highest contract charges                  1.25%             1.21%              21.07%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.39%             (36.24)%
    Highest contract charges                  1.27%             1.44%             (36.81)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             0.96%              (3.70)%
    Highest contract charges                  1.24%             1.19%              (4.56)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             1.41%              15.95%
    Highest contract charges                  1.25%             1.61%              14.91%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
 2010  Lowest contract charges              45,127         $8.98                 $405,426
    Highest contract charges                26,698          9.54                  254,693
    Remaining contract charges              38,105            --                  323,406
 2009  Lowest contract charges              39,964          8.14                  325,125
    Highest contract charges                23,825          8.72                  207,677
    Remaining contract charges              12,811            --                  107,182
 2008  Lowest contract charges              40,308          5.77                  232,680
    Highest contract charges                 7,116          6.83                   48,574
    Remaining contract charges              12,001            --                   82,336
 2007  Lowest contract charges              37,344          9.75                  363,987
    Highest contract charges                 2,464         11.61                   28,619
    Remaining contract charges               5,030            --                   58,776
 2006  Lowest contract charges                 134         11.45                    1,531
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN MUTUAL SHARES FUND
 2010  Lowest contract charges              31,131          8.38                  260,950
    Highest contract charges                42,613         13.60                  579,367
    Remaining contract charges             246,805            --                3,254,306
 2009  Lowest contract charges               4,617         13.64                   62,951
    Highest contract charges                37,038         12.36                  457,665
    Remaining contract charges             247,943            --                3,019,513
 2008  Lowest contract charges               3,961         10.67                   42,251
    Highest contract charges                31,658          9.79                  309,849
    Remaining contract charges             210,484            --                2,034,352
 2007  Lowest contract charges               3,085         17.23                   53,162
    Highest contract charges                29,452         16.01                  471,581
    Remaining contract charges             172,223            --                2,836,981
 2006  Lowest contract charges               1,082         16.73                   18,096
    Highest contract charges                10,793         15.75                  169,946
    Remaining contract charges             142,602            --                2,306,405
FRANKLIN SMALL-MID CAP GROWTH FUND
 2010  Lowest contract charges             433,831          9.12                3,955,705
    Highest contract charges                12,351         14.75                  182,120
    Remaining contract charges              67,738            --                1,020,360
 2009  Lowest contract charges               1,375          8.74                   12,017
    Highest contract charges                11,588         11.63                  134,708
    Remaining contract charges             126,815            --                1,306,576
 2008  Lowest contract charges               4,997          6.11                   30,504
    Highest contract charges                15,594          8.22                  128,208
    Remaining contract charges             142,755            --                  917,227
 2007  Lowest contract charges               1,123         10.62                   11,929
    Highest contract charges                18,020         14.48                  260,979
    Remaining contract charges             107,389            --                1,411,366
 2006  Lowest contract charges               1,980          9.51                   18,829
    Highest contract charges                12,829         13.13                  168,471
    Remaining contract charges              98,108            --                1,175,717

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MUTUAL BEACON FUND
 2010  Lowest contract charges                0.35%             3.41%              10.43%
    Highest contract charges                  1.25%             3.30%               9.44%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.05%             0.47%              28.85%
    Highest contract charges                  1.25%             2.59%              27.70%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             0.20%             (40.78)%
    Highest contract charges                  1.25%             0.21%             (41.22)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.44%             3.41%              (2.30)%
    Highest contract charges                  1.23%             6.29%               1.40%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.70%             6.59%              14.93%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FRANKLIN MUTUAL SHARES FUND
 2010  Lowest contract charges                  --              2.90%              11.02%
    Highest contract charges                  1.25%             3.11%              10.03%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.37%              27.84%
    Highest contract charges                  1.25%             2.30%              26.25%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.04%             (38.10)%
    Highest contract charges                  1.25%             1.31%             (38.87)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.89%               2.97%
    Highest contract charges                  1.24%             4.07%               1.69%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.91%              17.98%
    Highest contract charges                  1.25%             2.10%              16.51%
    Remaining contract charges                  --                --                  --
FRANKLIN SMALL-MID CAP GROWTH FUND
 2010  Lowest contract charges                0.50%               --               27.79%
    Highest contract charges                  1.25%               --               26.84%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               43.17%
    Highest contract charges                  1.25%               --               41.40%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (42.51)%
    Highest contract charges                  1.25%               --              (43.23)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               11.67%
    Highest contract charges                  1.25%               --               10.28%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                7.52%
    Highest contract charges                  1.25%               --                6.19%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND+
 2010  Lowest contract charges              15,610        $11.45                 $178,747
    Highest contract charges                42,951         12.31                  528,598
    Remaining contract charges             125,889            --                1,423,434
 2009  Lowest contract charges               4,563         10.39                   47,430
    Highest contract charges                34,712         11.33                  393,260
    Remaining contract charges              98,751            --                1,023,602
 2008  Lowest contract charges               1,742          8.72                   15,186
    Highest contract charges                18,722          9.59                  179,483
    Remaining contract charges              15,509            --                  141,330
 2007  Lowest contract charges                  18         10.34                      189
    Highest contract charges                   840         11.48                    9,638
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND+
 2010  Lowest contract charges                 449         10.60                    4,756
    Highest contract charges                87,460         12.13                1,061,020
    Remaining contract charges             207,800            --                2,266,742
 2009  Lowest contract charges              14,253          9.30                  132,619
    Highest contract charges                65,323         10.75                  701,999
    Remaining contract charges             153,268            --                1,489,304
 2008  Lowest contract charges              11,340          7.12                   80,778
    Highest contract charges                30,885          8.30                  256,390
    Remaining contract charges              55,556            --                  449,668
 2007  Lowest contract charges                  38         10.32                      391
    Highest contract charges                11,494         12.14                  139,528
    Remaining contract charges                 204            --                    2,486
 2006  Lowest contract charges                  87         11.12                      971
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND+
 2010  Lowest contract charges               9,444         11.29                  106,578
    Highest contract charges               127,349         12.45                1,585,920
    Remaining contract charges             276,893            --                3,156,752
 2009  Lowest contract charges               8,136         10.09                   82,062
    Highest contract charges               132,208         11.26                1,488,925
    Remaining contract charges             182,435            --                1,938,418
 2008  Lowest contract charges               6,416          8.12                   52,088
    Highest contract charges                59,523          9.15                  544,419
    Remaining contract charges              90,071            --                  818,016
 2007  Lowest contract charges               2,305         10.34                   23,831
    Highest contract charges                35,306         11.76                  415,054
    Remaining contract charges                 683            --                    8,088
 2006  Lowest contract charges                 857         10.88                    9,321
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND+
 2010  Lowest contract charges                  --              1.36%              10.00%
    Highest contract charges                  1.25%             1.92%               8.63%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.36%              19.25%
    Highest contract charges                  1.25%             2.28%              18.18%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.18%             (15.71)%
    Highest contract charges                  1.22%             6.39%             (16.46)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.04%             7.26%               3.41%
    Highest contract charges                  1.24%             4.98%               6.94%
    Remaining contract charges                  --                --                  --
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND+
 2010  Lowest contract charges                  --              2.71%              14.31%
    Highest contract charges                  1.25%             1.47%              12.89%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.01%              30.63%
    Highest contract charges                  1.25%             2.14%              29.46%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.99%             (30.99)%
    Highest contract charges                  1.24%             3.14%             (31.61)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.11%             4.76%               3.23%
    Highest contract charges                  1.24%             6.00%               9.21%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.72%             8.52%              11.36%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND+
 2010  Lowest contract charges                  --              1.58%              11.97%
    Highest contract charges                  1.25%             1.83%              10.58%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.08%              24.24%
    Highest contract charges                  1.25%             2.37%              23.13%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.47%             (21.49)%
    Highest contract charges                  1.25%             3.41%             (22.20)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             3.13%               3.41%
    Highest contract charges                  1.22%            12.46%               8.04%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.71%            11.59%               9.17%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
 2010  Lowest contract charges              16,442        $19.01                 $312,494
    Highest contract charges                25,844         17.35                  448,291
    Remaining contract charges             599,778            --               10,838,689
 2009  Lowest contract charges               9,711         17.52                  170,113
    Highest contract charges                22,645         16.19                  366,564
    Remaining contract charges             184,528            --                3,004,943
 2008  Lowest contract charges               9,666         11.70                  113,078
    Highest contract charges                16,555         10.95                  181,231
    Remaining contract charges             161,510            --                1,848,880
 2007  Lowest contract charges              10,883         21.70                  236,170
    Highest contract charges                 9,311         20.56                  191,446
    Remaining contract charges             160,998            --                3,440,620
 2006  Lowest contract charges              13,170         18.51                  243,752
    Highest contract charges                 4,998         17.76                   88,746
    Remaining contract charges             174,594            --                3,200,989
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges              15,768         12.24                  193,048
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,142          9.64                   20,645
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,142          6.74                   14,441
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GE PREMIER GROWTH EQUITY FUND
 2010  Lowest contract charges                   2         21.39                       52
    Highest contract charges                   535         10.54                    5,642
    Remaining contract charges               3,245            --                   38,417
 2009  Lowest contract charges                   2         19.22                       47
    Highest contract charges                   776          9.59                    7,440
    Remaining contract charges               2,958            --                   31,750
 2008  Lowest contract charges                 573          7.81                    4,468
    Highest contract charges                   244          7.01                    1,712
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 595         12.39                    7,375
    Highest contract charges                   130         11.16                    1,448
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  72         11.90                      856
    Highest contract charges                    34         10.77                      366
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
TEMPLETON FOREIGN FUND
 2010  Lowest contract charges                  --              1.95%               8.50%
    Highest contract charges                  1.25%             2.05%               7.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.81%              49.73%
    Highest contract charges                  1.25%             1.88%              47.87%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              3.12%             (38.53)%
    Highest contract charges                  1.25%             4.45%             (46.76)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.41%              17.25%
    Highest contract charges                  1.24%             1.94%              15.79%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.29%              19.93%
    Highest contract charges                  1.24%             2.00%              18.44%
    Remaining contract charges                  --                --                  --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges                0.70%               --               27.05%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%               --               42.94%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (42.75)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GE PREMIER GROWTH EQUITY FUND
 2010  Lowest contract charges                  --                --               11.29%
    Highest contract charges                  1.25%               --                9.91%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.44%              38.17%
    Highest contract charges                  1.24%             0.38%              36.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%             0.04%             (36.94)%
    Highest contract charges                  1.25%             0.07%             (37.19)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%               --                4.09%
    Highest contract charges                  1.26%               --                3.68%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.79%               --                7.74%
    Highest contract charges                  1.10%               --                7.31%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
 2010  Lowest contract charges                 132        $20.22                   $2,668
    Highest contract charges                 8,150         11.66                   95,046
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  42         18.03                      748
    Highest contract charges                 5,953         10.42                   62,047
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 316          8.52                    2,691
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS CAPITAL GROWTH FUND
 2010  Lowest contract charges                  44          9.44                      411
    Highest contract charges                 1,102         10.68                   11,767
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 963          9.76                    9,399
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 707          6.67                    4,709
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 182         11.80                    2,147
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS CORE FIXED INCOME FUND
 2010  Lowest contract charges                  14         11.72                      168
    Highest contract charges                 4,227         11.57                   48,923
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               3,288         10.91                   35,880
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 922          9.53                    8,798
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 178         10.85                    1,935
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS STRUCTURED U.S. EQUITY
 FUND
 2010  Lowest contract charges                  39          8.89                      342
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  25          7.97                      195
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                   3          6.67                       22
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
GOLDMAN SACHS BALANCED FUND
 2010  Lowest contract charges                1.05%             3.46%              12.14%
    Highest contract charges                  1.25%             3.12%              11.92%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.03%             5.57%              22.50%
    Highest contract charges                  1.24%             4.47%              22.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.23%             5.73%             (24.24)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS CAPITAL GROWTH FUND
 2010  Lowest contract charges                0.55%               --                9.67%
    Highest contract charges                  1.25%               --                9.45%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%               --               46.38%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.25%               --              (43.52)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.24%               --                8.22%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS CORE FIXED INCOME FUND
 2010  Lowest contract charges                0.20%             0.94%               6.81%
    Highest contract charges                  1.25%             2.79%               6.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.24%             3.67%              14.51%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.24%             4.70%             (12.16)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.20%             5.60%               5.09%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS STRUCTURED U.S. EQUITY
 FUND
 2010  Lowest contract charges                1.29%             1.46%              11.57%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.98%             3.04%              19.39%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              9.83%             (38.45)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
 2010  Lowest contract charges                 566        $14.99                   $8,481
    Highest contract charges                29,650         12.08                  358,055
    Remaining contract charges             147,020            --                1,781,824
 2009  Lowest contract charges                 498         15.07                    7,506
    Highest contract charges                25,724         11.66                  299,978
    Remaining contract charges              97,743            --                1,135,336
 2008  Lowest contract charges                  39         11.12                      431
    Highest contract charges                 5,249         11.30                   59,323
    Remaining contract charges               5,048            --                   56,768
 2007  Lowest contract charges               1,532         10.97                   16,798
    Highest contract charges                   509         10.90                    5,545
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS GROWTH & INCOME FUND
 2010  Lowest contract charges             100,319          7.93                  795,318
    Highest contract charges                20,551          9.49                  195,062
    Remaining contract charges               5,644            --                   54,557
 2009  Lowest contract charges              91,183          7.15                  651,701
    Highest contract charges                16,215          8.62                  139,788
    Remaining contract charges               5,746            --                   50,254
 2008  Lowest contract charges              83,237          6.07                  505,564
    Highest contract charges                 2,046          7.38                   15,104
    Remaining contract charges               3,118            --                   23,255
 2007  Lowest contract charges               1,979         11.66                   23,075
    Highest contract charges                60,476         11.59                  700,861
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS GROWTH OPPORTUNITIES
 FUND
 2010  Lowest contract charges              10,512         11.47                  120,534
    Highest contract charges                 3,920         13.70                   53,719
    Remaining contract charges               5,396            --                   65,082
 2009  Lowest contract charges              11,444          9.71                  111,166
    Highest contract charges                 2,151         11.70                   25,164
    Remaining contract charges               1,076            --                   10,322
 2008  Lowest contract charges                 311          6.20                    1,928
    Highest contract charges                 1,200          7.52                    9,022
    Remaining contract charges                 461            --                    2,839
 2007  Lowest contract charges                 351         12.73                    4,472
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                 448          7.46                    3,347
    Highest contract charges                   376          9.20                    3,463
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 182          6.84                    1,245
    Highest contract charges                    20          8.47                      173
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
 2010  Lowest contract charges                  --              1.72%              (0.53)%
    Highest contract charges                  1.25%             1.72%               3.54%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.20%              (0.07)%
    Highest contract charges                  1.24%             2.66%               3.29%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              8.98%               5.02%
    Highest contract charges                  1.24%             4.28%               3.71%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.82%             4.54%               6.12%
    Highest contract charges                  1.07%             6.62%               5.70%
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS GROWTH & INCOME FUND
 2010  Lowest contract charges                0.50%             1.16%              10.92%
    Highest contract charges                  1.25%             1.18%              10.09%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.79%              17.67%
    Highest contract charges                  1.24%             1.80%              16.79%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             5.35%             (35.83)%
    Highest contract charges                  1.26%             1.47%             (36.31)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             1.41%               0.56%
    Highest contract charges                  1.24%             2.07%               0.16%
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS GROWTH OPPORTUNITIES
 FUND
 2010  Lowest contract charges                0.50%               --               18.04%
    Highest contract charges                  1.25%               --               17.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               56.80%
    Highest contract charges                  1.25%               --               55.63%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.44%               --              (40.50)%
    Highest contract charges                  1.24%               --              (40.95)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.24%               --               17.85%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                0.75%             2.34%               9.14%
    Highest contract charges                  1.26%             3.19%               8.59%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.75%             5.11%              25.99%
    Highest contract charges                  0.91%             4.14%              25.36%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
 2010  Lowest contract charges               1,314        $46.62                  $61,278
    Highest contract charges                37,537         17.74                  665,839
    Remaining contract charges             195,936            --                4,241,918
 2009  Lowest contract charges                 577         37.49                   21,633
    Highest contract charges                43,098         14.44                  622,466
    Remaining contract charges             172,025            --                3,179,492
 2008  Lowest contract charges              42,481         22.06                  937,124
    Highest contract charges                40,959         11.02                  451,418
    Remaining contract charges             112,816            --                1,296,283
 2007  Lowest contract charges              40,131         35.35                1,418,630
    Highest contract charges                35,767         17.64                  630,855
    Remaining contract charges              69,626            --                1,272,793
 2006  Lowest contract charges              23,232         18.11                  420,808
    Highest contract charges                 1,938         17.36                   33,629
    Remaining contract charges              20,995            --                  376,659
GOLDMAN SACHS SMALL CAP VALUE FUND
 2010  Lowest contract charges              42,987         10.18                  437,615
    Highest contract charges                33,015         11.61                  383,418
    Remaining contract charges              91,356            --                  962,145
 2009  Lowest contract charges              68,590          8.23                  564,778
    Highest contract charges                32,657          9.34                  305,065
    Remaining contract charges              79,874            --                  666,469
 2008  Lowest contract charges                 105          6.45                      678
    Highest contract charges                 7,991          7.41                   59,185
    Remaining contract charges              33,634            --                  221,083
 2007  Lowest contract charges              15,331          8.83                  135,399
    Highest contract charges                 5,030         10.30                   51,832
    Remaining contract charges               2,882            --                   29,910
GOLDMAN SACHS STRATEGIC GROWTH FUND
 2010  Lowest contract charges                  11         11.03                      125
    Highest contract charges                   458         10.83                    4,957
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                   1         10.07                        8
    Highest contract charges                   308          9.92                    3,055
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
GOLDMAN SACHS MID CAP VALUE FUND
 2010  Lowest contract charges                  --              0.49%              24.36%
    Highest contract charges                  1.25%             0.39%              22.81%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.97%              32.70%
    Highest contract charges                  1.25%             1.11%              31.05%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.96%             (37.60)%
    Highest contract charges                  1.25%             0.85%             (37.52)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.73%              (8.49)%
    Highest contract charges                  1.24%             1.14%               1.63%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             1.78%              15.21%
    Highest contract charges                  1.24%             1.14%              14.18%
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS SMALL CAP VALUE FUND
 2010  Lowest contract charges                  --              0.30%              25.26%
    Highest contract charges                  1.25%             0.29%              24.32%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.07%              27.71%
    Highest contract charges                  1.24%             1.06%              26.12%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.11%             (27.22)%
    Highest contract charges                  1.25%             0.33%             (28.12)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%               --              (11.68)%
    Highest contract charges                  1.32%               --               (6.88)%
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS STRATEGIC GROWTH FUND
 2010  Lowest contract charges                0.31%             0.58%               9.60%
    Highest contract charges                  1.25%             0.38%               9.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               42.26%
    Highest contract charges                  1.23%             0.15%              41.69%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
 2010  Lowest contract charges               2,902         $7.28                  $21,127
    Highest contract charges                14,635         13.16                  192,539
    Remaining contract charges             143,514            --                1,986,220
 2009  Lowest contract charges               4,696         12.71                   59,675
    Highest contract charges                 9,186         11.75                  107,906
    Remaining contract charges              43,988            --                  499,113
 2008  Lowest contract charges               3,376          5.05                   17,047
    Highest contract charges                 5,005          7.93                   39,690
    Remaining contract charges              26,545            --                  218,014
 2007  Lowest contract charges               2,694          7.62                   20,525
    Highest contract charges                 4,025         11.13                   44,788
    Remaining contract charges              22,698            --                  260,589
 2006  Lowest contract charges                 581          8.11                    4,711
    Highest contract charges                 1,792         11.08                   19,850
    Remaining contract charges              17,924            --                  204,331
GOLDMAN SACHS LARGE CAP VALUE FUND
 2010  Lowest contract charges               8,424          8.48                   71,436
    Highest contract charges                 7,121          8.10                   57,698
    Remaining contract charges              14,565            --                  120,095
 2009  Lowest contract charges               3,007          7.41                   22,292
    Highest contract charges                 6,214          7.32                   45,468
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 162          5.94                      967
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
GOLDMAN SACHS SMALL/MID CAP GROWTH
 FUND
 2010  Lowest contract charges               4,576         22.72                  103,971
    Highest contract charges                 8,066         22.21                  179,150
    Remaining contract charges               8,309            --                  185,938
 2009  Lowest contract charges               4,974         18.64                   92,731
    Highest contract charges                 2,558         18.57                   47,495
    Remaining contract charges               1,371            --                   25,493

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
 2010  Lowest contract charges                  --              7.65%               5.05%
    Highest contract charges                  1.25%             7.60%              11.95%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              9.23%              50.13%
    Highest contract charges                  1.25%             8.85%              48.27%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              8.33%             (33.73)%
    Highest contract charges                  1.25%             8.32%             (28.74)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              8.03%              (6.04)%
    Highest contract charges                  1.24%             8.09%               0.44%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              8.43%               3.18%
    Highest contract charges                  1.23%             9.16%               9.91%
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS LARGE CAP VALUE FUND
 2010  Lowest contract charges                  --              0.75%              12.13%
    Highest contract charges                  1.25%             0.72%              10.73%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.74%             1.51%              23.83%
    Highest contract charges                  1.24%             2.39%              23.22%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.16%             8.99%             (38.07)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
GOLDMAN SACHS SMALL/MID CAP GROWTH
 FUND
 2010  Lowest contract charges                  --                --               21.12%
    Highest contract charges                  1.25%               --               19.61%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.61%               --               86.44%
    Highest contract charges                  1.03%               --               85.68%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
 2010  Lowest contract charges              29,514        $13.49                 $398,223
    Highest contract charges                 6,115         12.46                   76,173
    Remaining contract charges              64,678            --                  828,584
 2009  Lowest contract charges               1,394         10.46                   14,581
    Highest contract charges                 5,870          9.48                   55,635
    Remaining contract charges             127,051            --                1,249,136
 2008  Lowest contract charges                 354          7.07                    2,505
    Highest contract charges                11,806          6.49                   76,574
    Remaining contract charges             121,149            --                  814,969
 2007  Lowest contract charges                 592         12.70                    7,517
    Highest contract charges                10,902         11.80                  128,612
    Remaining contract charges             113,130            --                1,356,979
 2006  Lowest contract charges               4,435         12.52                   55,513
    Highest contract charges                10,528         11.78                  123,984
    Remaining contract charges             119,606            --                1,419,522
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges                 107         19.32                    2,058
    Highest contract charges                 1,270         11.03                   14,014
    Remaining contract charges             735,635            --                8,183,198
 2009  Lowest contract charges                  --          7.99                       --
    Highest contract charges                   461          9.99                    4,601
    Remaining contract charges             792,266            --                7,918,371
 2008  Lowest contract charges                  --          6.13                       --
    Highest contract charges                   182          7.78                    1,412
    Remaining contract charges             862,616            --                6,721,646
 2007  Lowest contract charges             362,272         12.26                4,442,024
    Highest contract charges                    13         11.55                      146
    Remaining contract charges             151,164            --                1,453,797
 2006  Lowest contract charges               3,473          8.41                   29,219
    Highest contract charges                26,191         12.02                  314,863
    Remaining contract charges             467,328            --                5,039,472
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges              54,077         10.90                  589,223
    Highest contract charges                65,337         14.19                  927,273
    Remaining contract charges           1,916,181            --               26,817,272
 2009  Lowest contract charges             101,186         10.99                1,112,227
    Highest contract charges                75,972         13.37                1,015,493
    Remaining contract charges           1,047,528            --               12,376,980
 2008  Lowest contract charges                 158          9.58                    1,509
    Highest contract charges                73,890         11.77                  869,550
    Remaining contract charges           1,021,010            --               10,746,625
 2007  Lowest contract charges              23,464         11.15                  261,525
    Highest contract charges                53,428         12.90                  689,202
    Remaining contract charges             710,759            --                7,892,598
 2006  Lowest contract charges                  36         11.24                      408
    Highest contract charges                33,412         12.48                  416,950
    Remaining contract charges             614,005            --                6,386,607

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JOHN HANCOCK SMALL CAP EQUITY FUND
 2010  Lowest contract charges                  --              0.36%              32.61%
    Highest contract charges                  1.25%             0.73%              31.42%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               47.98%
    Highest contract charges                  1.25%               --               46.14%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (44.33)%
    Highest contract charges                  1.25%               --              (45.02)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                1.43%
    Highest contract charges                  1.25%               --                0.17%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                6.84%
    Highest contract charges                  1.25%               --                5.51%
    Remaining contract charges                  --                --                  --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges                  --              1.47%              10.58%
    Highest contract charges                  1.25%             1.48%              10.47%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               30.29%
    Highest contract charges                  1.25%             2.63%              28.35%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (31.64)%
    Highest contract charges                  1.25%             5.52%             (32.66)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.50%             2.29%               6.10%
    Highest contract charges                  1.19%            12.49%               5.05%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.78%              10.70%
    Highest contract charges                  1.25%             2.59%               9.33%
    Remaining contract charges                  --                --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges                  --              4.40%               3.02%
    Highest contract charges                  1.25%             3.98%               6.18%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              6.90%              14.72%
    Highest contract charges                  1.24%             4.07%              13.58%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             58.83%              (7.86)%
    Highest contract charges                  1.25%             7.83%              (8.77)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --             16.49%              (0.82)%
    Highest contract charges                  1.24%             6.02%               3.37%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --             31.32%              (0.27)%
    Highest contract charges                  1.25%             5.78%               3.50%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2010  Lowest contract charges              36,933        $25.99                 $959,726
    Highest contract charges                89,081         18.61                1,657,381
    Remaining contract charges           1,468,287            --               23,936,856
 2009  Lowest contract charges              26,385         22.30                  588,503
    Highest contract charges                90,229         16.17                1,459,078
    Remaining contract charges           1,738,785            --               24,766,602
 2008  Lowest contract charges              30,602         15.31                  468,587
    Highest contract charges               105,351         11.24                1,184,228
    Remaining contract charges           1,821,136            --               17,810,285
 2007  Lowest contract charges              28,702         28.14                  807,786
    Highest contract charges                95,577         20.92                1,999,641
    Remaining contract charges           1,091,640            --               23,898,129
 2006  Lowest contract charges              25,295         24.09                  609,349
    Highest contract charges                81,866         18.13                1,484,519
    Remaining contract charges           1,054,010            --               20,070,548
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2010  Lowest contract charges             686,910          4.03                2,770,953
    Highest contract charges                96,616         11.21                1,082,844
    Remaining contract charges           1,661,283            --               18,343,122
 2009  Lowest contract charges             297,830          3.56                1,061,279
    Highest contract charges               112,050         10.05                1,125,965
    Remaining contract charges           1,047,210            --                7,753,486
 2008  Lowest contract charges             294,938          2.86                  842,957
    Highest contract charges                47,230          8.18                  386,423
    Remaining contract charges           1,000,747            --                6,381,866
 2007  Lowest contract charges             371,850          4.23                1,572,885
    Highest contract charges                 4,616         12.29                   56,743
    Remaining contract charges           1,024,150            --                8,136,273
 2006  Lowest contract charges             402,975          3.91                1,574,554
    Highest contract charges                62,620         14.62                  915,770
    Remaining contract charges           1,008,151            --                6,368,989
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges               1,298         10.57                   13,718
    Highest contract charges                 3,177         10.41                   33,064
    Remaining contract charges              44,280            --                  467,470
 2009  Lowest contract charges               4,643          9.25                   42,922
    Highest contract charges                 3,565          9.08                   32,375
    Remaining contract charges              37,808            --                  346,089
 2008  Lowest contract charges               3,789          6.50                   24,648
    Highest contract charges                 3,554          6.47                   22,996
    Remaining contract charges              35,574            --                  230,744

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2010  Lowest contract charges                  --              0.68%              16.50%
    Highest contract charges                  1.25%             0.79%              15.06%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.88%              45.67%
    Highest contract charges                  1.25%             0.93%              43.86%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.97%             (45.59)%
    Highest contract charges                  1.25%             1.89%             (46.27)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.13%              16.83%
    Highest contract charges                  1.25%             0.13%              15.38%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.59%              16.62%
    Highest contract charges                  1.25%             1.57%              15.17%
    Remaining contract charges                  --                --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2010  Lowest contract charges                  --              1.94%              13.21%
    Highest contract charges                  1.25%             1.68%              11.53%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.36%              24.68%
    Highest contract charges                  1.25%             2.68%              22.82%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.24%             (32.43)%
    Highest contract charges                  1.24%             4.40%             (33.44)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.71%               8.26%
    Highest contract charges                  1.23%             3.16%               6.64%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.82%              20.36%
    Highest contract charges                  1.25%             2.10%              18.87%
    Remaining contract charges                  --                --                  --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges                0.35%             1.05%              15.32%
    Highest contract charges                  1.25%             1.18%              14.57%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.13%              42.13%
    Highest contract charges                  1.25%             1.07%              40.36%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.18%             (34.95)%
    Highest contract charges                  0.52%             1.01%             (35.29)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges               8,862         $9.37                  $83,061
    Highest contract charges                 3,011         11.16                   33,608
    Remaining contract charges              58,718            --                  977,829
 2009  Lowest contract charges               2,235         18.49                   41,313
    Highest contract charges                 2,572         10.58                   27,205
    Remaining contract charges              67,370            --                1,016,822
 2008  Lowest contract charges               3,555         15.06                   53,545
    Highest contract charges                 1,171          8.75                   10,247
    Remaining contract charges              60,911            --                  780,266
 2007  Lowest contract charges               2,526         20.24                   51,123
    Highest contract charges                 1,084         11.93                   12,935
    Remaining contract charges              46,292            --                  840,997
 2006  Lowest contract charges               3,430         19.07                   65,415
    Highest contract charges                 3,908         14.89                   58,170
    Remaining contract charges              33,807            --                  614,681
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges               2,714          8.16                   22,155
    Highest contract charges                 1,496          9.78                   14,630
    Remaining contract charges               3,259            --                   29,291
 2009  Lowest contract charges               2,038          7.20                   14,670
    Highest contract charges                 1,153          8.69                   10,019
    Remaining contract charges                 962            --                    6,881
 2008  Lowest contract charges                 410          5.33                    2,185
    Highest contract charges                   434          6.50                    2,824
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                   8         13.88                      114
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2010  Lowest contract charges                 404         10.21                    4,126
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 265          9.09                    2,413
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 110          7.34                      807
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges                  --              0.03%               6.46%
    Highest contract charges                  1.25%             0.03%               5.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.38%              22.72%
    Highest contract charges                  1.25%             0.39%              20.89%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.57%             (25.56)%
    Highest contract charges                  1.25%             0.25%             (26.67)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.11%               6.12%
    Highest contract charges                  1.23%               --                4.54%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.07%              11.19%
    Highest contract charges                  1.25%             0.07%               9.80%
    Remaining contract charges                  --                --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges                0.50%             0.05%              13.40%
    Highest contract charges                  1.25%             0.06%              12.55%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.63%              34.63%
    Highest contract charges                  1.25%             0.57%              33.62%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.77%               --              (52.93)%
    Highest contract charges                  1.23%             2.00%             (53.17)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.53%               --               23.19%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2010  Lowest contract charges                1.25%             1.29%              12.35%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             1.70%              23.78%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.22%             1.86%             (38.21)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2010  Lowest contract charges               2,918        $12.02                  $35,065
    Highest contract charges                 2,246         11.12                   24,972
    Remaining contract charges              26,211            --                  305,431
 2009  Lowest contract charges               2,938         10.07                   29,583
    Highest contract charges                 2,295          9.45                   21,695
    Remaining contract charges              28,054            --                  281,682
 2008  Lowest contract charges                 861          7.53                    6,488
    Highest contract charges                   203          7.15                    1,452
    Remaining contract charges              21,320            --                  165,073
 2007  Lowest contract charges              11,935         13.58                  162,062
    Highest contract charges                 2,059         12.34                   25,414
    Remaining contract charges                 449            --                    5,631
 2006  Lowest contract charges               4,058         11.73                   47,591
    Highest contract charges                 1,797         10.70                   19,237
    Remaining contract charges                  --            --                       --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2010  Lowest contract charges                 151         25.86                    3,899
    Highest contract charges                81,095         11.28                  914,718
    Remaining contract charges             187,041            --                1,878,634
 2009  Lowest contract charges                 273         22.00                    6,003
    Highest contract charges                74,699          9.74                  727,485
    Remaining contract charges             116,557            --                1,042,384
 2008  Lowest contract charges                 193         17.05                    3,291
    Highest contract charges                25,546          7.63                  194,851
    Remaining contract charges              62,103            --                  453,925
 2007  Lowest contract charges                   7         32.75                      227
    Highest contract charges                 1,157         14.25                   16,494
    Remaining contract charges              25,791            --                  379,114
 2006  Lowest contract charges               1,925         12.22                   23,517
    Highest contract charges                 1,293         12.15                   15,707
    Remaining contract charges                  --            --                       --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges                 649          2.12                    1,375
    Highest contract charges                14,918         10.17                  151,736
    Remaining contract charges           1,423,510            --                8,833,901
 2009  Lowest contract charges              63,189          1.85                  116,679
    Highest contract charges                13,740          9.00                  123,638
    Remaining contract charges           1,378,972            --                7,538,416
 2008  Lowest contract charges              43,988          1.46                   64,388
    Highest contract charges                 4,889          7.24                   35,408
    Remaining contract charges           1,257,054            --                6,023,790
 2007  Lowest contract charges              40,807          2.33                   94,979
    Highest contract charges                    37         11.69                      431
    Remaining contract charges           1,123,933            --                6,681,695
 2006  Lowest contract charges              80,493          2.21                  178,087
    Highest contract charges                22,763         12.79                  291,150
    Remaining contract charges           1,034,535            --                5,562,083

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GROWTH HLS FUND
 2010  Lowest contract charges                  --              0.03%              19.33%
    Highest contract charges                  1.25%             0.03%              17.59%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.54%              33.67%
    Highest contract charges                  1.24%             0.25%              32.23%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.42%             (43.76)%
    Highest contract charges                  1.24%               --              (42.65)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.84%             0.02%              15.79%
    Highest contract charges                  1.25%             0.02%              15.33%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.85%             0.13%               3.73%
    Highest contract charges                  1.21%             0.46%               3.31%
    Remaining contract charges                  --                --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2010  Lowest contract charges                  --              0.01%              17.55%
    Highest contract charges                  1.25%             0.02%              15.82%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.60%              29.01%
    Highest contract charges                  1.25%             0.36%              27.68%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.28%             (47.93)%
    Highest contract charges                  1.24%             0.23%             (46.48)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.15%               8.71%
    Highest contract charges                  1.23%             0.03%              27.72%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%             3.16%              11.11%
    Highest contract charges                  1.25%             2.59%              10.66%
    Remaining contract charges                  --                --                  --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges                  --              0.14%              14.73%
    Highest contract charges                  1.25%             1.66%              13.03%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.37%              26.15%
    Highest contract charges                  1.25%             2.45%              24.25%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.30%             (37.11)%
    Highest contract charges                  1.23%             5.12%             (38.05)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.60%               5.20%
    Highest contract charges                  1.15%             4.87%               3.64%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.77%              15.46%
    Highest contract charges                  1.25%             1.99%              14.02%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND+
 2010  Lowest contract charges               2,752        $12.46                  $34,301
    Highest contract charges                11,141         12.60                  140,330
    Remaining contract charges             124,177            --                1,489,999
 2009  Lowest contract charges               1,153         10.81                   12,463
    Highest contract charges                 8,221         11.17                   91,808
    Remaining contract charges             124,164            --                1,323,546
 2008  Lowest contract charges               1,254          8.14                   10,205
    Highest contract charges                 2,588          8.49                   21,980
    Remaining contract charges             149,108            --                1,203,523
 2007  Lowest contract charges                 105         14.93                    1,578
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges                  92         21.05                    1,935
    Highest contract charges                11,221         19.63                  220,277
    Remaining contract charges             729,357            --               14,522,384
 2009  Lowest contract charges              18,763         17.05                  319,985
    Highest contract charges                10,496         16.10                  169,015
    Remaining contract charges             424,141            --                6,941,700
 2008  Lowest contract charges              27,027         13.02                  351,970
    Highest contract charges                 9,679         12.45                  120,509
    Remaining contract charges             414,147            --                5,207,029
 2007  Lowest contract charges              30,209         20.14                  608,253
    Highest contract charges                 9,075         19.49                  176,897
    Remaining contract charges             386,579            --                7,776,633
 2006  Lowest contract charges              38,813         17.46                  677,806
    Highest contract charges                 7,368         17.12                  126,139
    Remaining contract charges             385,885            --                6,769,503
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges              50,438         12.55                  632,896
    Highest contract charges               134,057         10.34                1,386,666
    Remaining contract charges             965,213            --                9,828,556
 2009  Lowest contract charges              37,682         12.55                  472,837
    Highest contract charges               199,045         10.47                2,084,780
    Remaining contract charges             946,308            --                9,553,596
 2008  Lowest contract charges              29,706         12.54                  372,515
    Highest contract charges                97,614         10.60                1,034,755
    Remaining contract charges             893,847            --                9,390,369
 2007  Lowest contract charges              39,182         12.28                  481,072
    Highest contract charges                20,558         10.54                  216,595
    Remaining contract charges             478,855            --                4,701,245
 2006  Lowest contract charges              20,032         11.70                  234,358
    Highest contract charges                 2,947         10.43                   30,747
    Remaining contract charges             344,216            --                2,472,951

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND+
 2010  Lowest contract charges                  --              1.25%              10.10%
    Highest contract charges                  1.25%             1.12%              12.78%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.45%             2.07%              32.86%
    Highest contract charges                  1.25%             2.74%              31.48%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%             5.19%             (39.42)%
    Highest contract charges                  1.23%             5.40%             (43.11)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.22%             4.41%              25.53%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges                  --              0.07%              23.45%
    Highest contract charges                  1.25%             0.27%              21.92%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.63%              30.96%
    Highest contract charges                  1.25%             0.59%              29.33%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.51%             (35.32)%
    Highest contract charges                  1.25%             0.57%             (36.13)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.49%              15.30%
    Highest contract charges                  1.25%             0.56%              13.87%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.87%              11.74%
    Highest contract charges                  1.25%             1.32%              10.36%
    Remaining contract charges                  --                --                  --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges                  --                --                  --
    Highest contract charges                  1.25%               --               (1.24)%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.06%               0.06%
    Highest contract charges                  1.24%             0.05%              (1.19)%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.13%               2.14%
    Highest contract charges                  1.25%             1.49%               0.61%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              4.77%               4.95%
    Highest contract charges                  1.24%             4.50%               3.38%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              4.57%               4.70%
    Highest contract charges                  1.25%             4.64%               3.40%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges               3,115         $9.85                  $30,671
    Highest contract charges                17,489          9.60                  167,856
    Remaining contract charges           1,114,028            --                3,867,717
 2009  Lowest contract charges              74,730          2.37                  177,070
    Highest contract charges                11,829          7.85                   92,834
    Remaining contract charges             392,534            --                2,129,036
 2008  Lowest contract charges              86,861          1.83                  159,190
    Highest contract charges                   343          6.16                    2,113
    Remaining contract charges             321,948            --                1,384,707
 2007  Lowest contract charges              78,833          3.09                  243,241
    Highest contract charges                16,537         18.98                  313,951
    Remaining contract charges             255,599            --                1,862,723
 2006  Lowest contract charges              73,234          2.70                  197,822
    Highest contract charges                13,308         16.83                  223,964
    Remaining contract charges             293,300            --                2,189,763
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                 527         21.37                   11,263
    Highest contract charges                 5,326         12.14                   64,653
    Remaining contract charges              13,075            --                  153,992
 2009  Lowest contract charges                  36         15.65                      566
    Highest contract charges                 4,681          9.02                   42,241
    Remaining contract charges               8,633            --                   75,921
 2008  Lowest contract charges                  27         11.57                      316
    Highest contract charges                 2,529          6.77                   17,110
    Remaining contract charges               5,867            --                   38,628
 2007  Lowest contract charges                  20         18.71                      382
    Highest contract charges                   113         10.98                    1,238
    Remaining contract charges               3,106            --                   33,158
 2006  Lowest contract charges               1,220         10.85                   13,228
    Highest contract charges                     2         11.35                       24
    Remaining contract charges                 293            --                    3,158
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                 358         22.73                    8,143
    Highest contract charges                17,227         11.32                  194,980
    Remaining contract charges             577,376            --                6,030,259
 2009  Lowest contract charges               3,145         19.80                   62,262
    Highest contract charges                 3,682          9.24                   34,029
    Remaining contract charges             670,975            --                6,277,536
 2008  Lowest contract charges               3,145         13.99                   43,990
    Highest contract charges                16,688          7.14                  119,186
    Remaining contract charges             633,663            --                4,185,468
 2007  Lowest contract charges               4,847         24.60                  119,222
    Highest contract charges                14,660         12.72                  186,430
    Remaining contract charges             313,771            --                3,852,636
 2006  Lowest contract charges               6,122         23.22                  142,174
    Highest contract charges                17,386         12.16                  211,404
    Remaining contract charges             325,075            --                3,785,723

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges                  --                --               23.22%
    Highest contract charges                  1.25%               --               22.30%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.01%              29.29%
    Highest contract charges                  1.24%               --               27.41%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.12%             (40.60)%
    Highest contract charges                  1.22%               --              (41.47)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.22%              14.23%
    Highest contract charges                  1.25%             0.26%              12.81%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.21%              14.43%
    Highest contract charges                  1.25%             0.21%              13.00%
    Remaining contract charges                  --                --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                  --                --               36.56%
    Highest contract charges                  1.25%               --               34.52%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.09%              35.28%
    Highest contract charges                  1.25%               --               33.38%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.48%             (38.17)%
    Highest contract charges                  1.24%             0.37%             (38.35)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.50%             (10.03)%
    Highest contract charges                  1.14%             0.07%              (3.31)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%             1.00%               5.95%
    Highest contract charges                    --              0.76%               9.37%
    Remaining contract charges                  --                --                  --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                  --              0.23%              14.80%
    Highest contract charges                  1.25%             1.18%              13.38%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.65%              41.54%
    Highest contract charges                  1.25%             1.58%              39.43%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.51%             (43.13)%
    Highest contract charges                  1.25%             2.26%             (43.84)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.96%               5.90%
    Highest contract charges                  1.25%             0.94%               4.59%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.20%              14.65%
    Highest contract charges                  1.25%             1.55%              13.23%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                 334        $10.51                   $3,506
    Highest contract charges                17,107         10.36                  177,249
    Remaining contract charges              65,309            --                  685,617
 2009  Lowest contract charges                  86         10.28                      884
    Highest contract charges                 9,439         10.11                   95,411
    Remaining contract charges              81,146            --                  826,478
 2008  Lowest contract charges               1,507          9.92                   14,958
    Highest contract charges                 9,037          9.90                   89,475
    Remaining contract charges             263,135            --                2,610,727
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges               2,597         11.44                   29,704
    Highest contract charges                 8,525         11.29                   96,228
    Remaining contract charges              96,469            --                1,093,086
THE HARTFORD CHECKS AND BALANCES FUND
 2010  Lowest contract charges                 208         11.11                    2,310
    Highest contract charges                 6,634         11.04                   73,212
    Remaining contract charges                  --            --                       --
THE HARTFORD TARGET RETIREMENT 2010
 FUND
 2010  Lowest contract charges               2,275         10.93                   24,873
    Highest contract charges                21,438         10.45                  224,008
    Remaining contract charges              26,587            --                  388,145
 2009  Lowest contract charges              19,636         14.53                  285,372
    Highest contract charges                16,021          9.35                  149,822
    Remaining contract charges               4,501            --                   42,310
 2008  Lowest contract charges                  12          7.42                       85
    Highest contract charges                   393          7.40                    2,913
    Remaining contract charges                  --            --                       --
THE HARTFORD TARGET RETIREMENT 2020
 FUND
 2010  Lowest contract charges                  20         10.70                      209
    Highest contract charges                53,300          9.97                  531,617
    Remaining contract charges             107,952            --                1,296,200
 2009  Lowest contract charges                 608          9.03                    5,488
    Highest contract charges                25,259          8.85                  223,636
    Remaining contract charges              50,154            --                  510,610
 2008  Lowest contract charges               1,738          6.92                   12,028
    Highest contract charges                   456          6.90                    3,146
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                0.65%             3.73%               3.12%
    Highest contract charges                  1.25%             4.68%               2.50%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --                3.38%
    Highest contract charges                  1.25%             0.03%               2.10%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.25%             4.45%              (1.02)%
    Highest contract charges                  0.49%             0.39%              (1.23)%
    Remaining contract charges                  --                --                  --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges                  --              0.58%              14.36%
    Highest contract charges                  0.98%             0.86%              12.88%
    Remaining contract charges                  --                --                  --
THE HARTFORD CHECKS AND BALANCES FUND
 2010  Lowest contract charges                0.15%             0.81%               5.46%
    Highest contract charges                  0.49%             1.14%               4.94%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2010
 FUND
 2010  Lowest contract charges                0.09%             1.93%              12.42%
    Highest contract charges                  1.25%             2.26%              11.74%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.19%             2.07%              45.34%
    Highest contract charges                  1.24%             3.57%              26.40%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.77%            46.05%             (28.24)%
    Highest contract charges                  1.16%            42.07%             (28.39)%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2020
 FUND
 2010  Lowest contract charges                  --              2.60%              14.05%
    Highest contract charges                  1.25%             2.17%              12.65%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             2.49%              29.29%
    Highest contract charges                  1.24%             2.81%              28.32%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.00%            22.62%             (32.49)%
    Highest contract charges                  1.20%            19.05%             (32.62)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2030
 FUND
 2010  Lowest contract charges                 346        $10.51                   $3,636
    Highest contract charges                85,743          9.73                  834,384
    Remaining contract charges              54,749            --                  666,997
 2009  Lowest contract charges                 631          8.73                    5,507
    Highest contract charges                57,023          8.56                  488,077
    Remaining contract charges               8,992            --                   97,351
 2008  Lowest contract charges               1,191          6.74                    8,026
    Highest contract charges                   920          6.72                    6,177
    Remaining contract charges                  --            --                       --
THE HARTFORD DIVIDEND AND GROWTH FUND
 2010  Lowest contract charges              41,341          9.93                  410,620
    Highest contract charges                 1,109          9.66                   10,714
    Remaining contract charges               7,484            --                  135,610
 2009  Lowest contract charges               2,490         16.26                   40,495
    Highest contract charges                    49          8.68                      423
    Remaining contract charges                  --            --                       --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges                  87          9.96                      867
    Highest contract charges                    20          9.70                      197
    Remaining contract charges                 304            --                    3,116
THE HARTFORD MIDCAP FUND
 2010  Lowest contract charges                  16         12.10                      197
    Highest contract charges                 3,276         12.03                   39,393
    Remaining contract charges                   6            --                       71
THE HARTFORD SMALL COMPANY FUND
 2010  Lowest contract charges              21,497          9.83                  211,373
    Highest contract charges                 4,223          9.56                   40,370
    Remaining contract charges               7,312            --                  136,027
 2009  Lowest contract charges               1,254         16.49                   20,676
    Highest contract charges                 1,254          7.85                    9,848
    Remaining contract charges                 853            --                   14,030
THE HARTFORD TOTAL RETURN BOND FUND
 2010  Lowest contract charges                  97         11.52                    1,119
    Highest contract charges                   530         11.21                    5,948
    Remaining contract charges               9,991            --                  113,116
 2009  Lowest contract charges               7,931         10.61                   84,125
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2030
 FUND
 2010  Lowest contract charges                  --              2.34%              14.98%
    Highest contract charges                  1.25%             1.48%              13.69%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             2.02%              28.42%
    Highest contract charges                  1.24%             2.13%              27.46%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.97%            23.31%             (34.87)%
    Highest contract charges                  1.19%            25.81%             (35.01)%
    Remaining contract charges                  --                --                  --
THE HARTFORD DIVIDEND AND GROWTH FUND
 2010  Lowest contract charges                0.21%             0.76%              12.13%
    Highest contract charges                  1.25%             1.72%              11.29%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.61%             1.37%              62.63%
    Highest contract charges                  0.16%             0.70%              22.20%
    Remaining contract charges                  --                --                  --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges                0.15%             0.99%              14.30%
    Highest contract charges                  0.05%             0.15%              13.45%
    Remaining contract charges                  --                --                  --
THE HARTFORD MIDCAP FUND
 2010  Lowest contract charges                0.06%               --                8.17%
    Highest contract charges                  0.39%               --                7.63%
    Remaining contract charges                  --                --                  --
THE HARTFORD SMALL COMPANY FUND
 2010  Lowest contract charges                0.48%               --               22.64%
    Highest contract charges                  1.25%               --               21.73%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.61%               --               64.86%
    Highest contract charges                  1.24%               --               27.50%
    Remaining contract charges                  --                --                  --
THE HARTFORD TOTAL RETURN BOND FUND
 2010  Lowest contract charges                0.23%             1.80%               6.50%
    Highest contract charges                  1.25%             3.70%               5.70%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.21%             3.80%              11.77%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH FUND
 2010  Lowest contract charges                  53        $15.91                     $849
    Highest contract charges                   207          9.61                    1,994
    Remaining contract charges               1,432            --                   22,652
 2009  Lowest contract charges                   8          9.14                       71
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THE HARTFORD GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges               1,829         18.59                   34,010
    Highest contract charges                 1,403          9.95                   13,957
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,031          8.60                    8,866
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
 2010  Lowest contract charges              16,493          9.85                  162,487
    Highest contract charges                29,112          9.12                  265,408
    Remaining contract charges              19,271            --                  201,824
 2009  Lowest contract charges                 385          8.33                    3,207
    Highest contract charges                23,616          7.89                  186,410
    Remaining contract charges               2,569            --                   20,621
 2008  Lowest contract charges               1,337          6.08                    8,131
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THE HARTFORD BALANCED ALLOCATION FUND
 2010  Lowest contract charges              47,844         10.79                  516,425
    Highest contract charges                77,396         10.14                  785,032
    Remaining contract charges             111,562            --                1,502,312
 2009  Lowest contract charges                 354          9.47                    3,349
    Highest contract charges                82,877          9.11                  754,605
    Remaining contract charges              10,888            --                  100,479
 2008  Lowest contract charges                  12          7.25                       86
    Highest contract charges                 1,610          7.21                   11,604
    Remaining contract charges                  --            --                       --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
 2010  Lowest contract charges               1,727         11.20                   19,334
    Highest contract charges                35,769         10.60                  379,214
    Remaining contract charges             137,521            --                1,898,669
 2009  Lowest contract charges                 866          9.99                    8,653
    Highest contract charges                45,608          9.69                  441,857
    Remaining contract charges               6,530            --                   63,917
 2008  Lowest contract charges                   1          7.78                        8
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL HEALTH FUND
 2010  Lowest contract charges                0.55%               --                5.71%
    Highest contract charges                  1.25%               --                5.19%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.07%               --               20.12%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
THE HARTFORD GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges                0.56%               --               15.91%
    Highest contract charges                  1.25%               --               15.68%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%               --               27.86%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
 2010  Lowest contract charges                  --                --               16.60%
    Highest contract charges                  1.25%               --               15.50%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             0.44%              30.36%
    Highest contract charges                  1.24%             1.06%              29.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.23%             9.30%             (41.46)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
THE HARTFORD BALANCED ALLOCATION FUND
 2010  Lowest contract charges                  --              0.77%              12.47%
    Highest contract charges                  1.25%             1.81%              11.40%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             1.01%              27.09%
    Highest contract charges                  1.24%             2.37%              26.36%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.29%            17.47%             (29.92)%
    Highest contract charges                  1.17%            29.54%             (30.20)%
    Remaining contract charges                  --                --                  --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
 2010  Lowest contract charges                  --              1.04%              10.49%
    Highest contract charges                  1.25%             2.61%               9.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             1.35%              25.08%
    Highest contract charges                  1.24%             3.43%              24.49%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (23.92)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2010  Lowest contract charges              41,075        $10.08                 $414,144
    Highest contract charges                    78         11.81                      921
    Remaining contract charges             617,179            --                6,045,451
 2009  Lowest contract charges              31,934          8.51                  271,636
    Highest contract charges               221,960          8.34                1,850,942
    Remaining contract charges             139,127            --                1,171,832
 2008  Lowest contract charges               3,227          5.96                   19,227
    Highest contract charges                13,637          5.89                   80,262
    Remaining contract charges               3,912            --                   23,152
THE HARTFORD GROWTH ALLOCATION FUND
 2010  Lowest contract charges              21,427         10.48                  224,649
    Highest contract charges                70,129          9.78                  685,573
    Remaining contract charges              41,830            --                  450,705
 2009  Lowest contract charges                 283          9.04                    2,559
    Highest contract charges                59,573          8.64                  514,440
    Remaining contract charges               5,600            --                   49,102
 2008  Lowest contract charges               1,878          6.77                   12,717
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
HARTFORD MONEY MARKET
 2010  Lowest contract charges              82,284         10.32                  849,256
    Highest contract charges                10,555         10.03                  105,913
    Remaining contract charges              68,701            --                  677,081
 2009  Lowest contract charges                  27         10.37                      281
    Highest contract charges                 2,792         10.16                   28,366
    Remaining contract charges              50,383            --                  500,042
HARTFORD INFLATION PLUS FUND
 2010  Lowest contract charges              60,665         11.64                  706,285
    Highest contract charges                 4,003         11.45                   45,844
    Remaining contract charges               8,606            --                   99,277
 2009  Lowest contract charges                 192         11.00                    2,116
    Highest contract charges                 6,591         10.96                   72,213
    Remaining contract charges                  --            --                       --
HARTFORD EQUITY INCOME FUND
 2010  Lowest contract charges                 297         11.47                    3,407
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THE HARTFORD TARGET RETIREMENT 2015
 FUND
 2010  Lowest contract charges               2,605         16.85                   43,888
    Highest contract charges                 5,909         14.74                   87,106
    Remaining contract charges              13,471            --                  223,559
 2009  Lowest contract charges                 312         14.73                    4,596
    Highest contract charges                 2,675         13.15                   35,187
    Remaining contract charges                  52            --                      754

                                                           INVESTMENT
                                            EXPENSE          INCOME           TOTAL
SUB-ACCOUNT                                 RATIO*          RATIO**         RETURN***
--------------------------------------  -------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                  --               --             12.92%
    Highest contract charges                  0.44%              --              7.50%
    Remaining contract charges                  --               --                --
 2009  Lowest contract charges                0.50%              --             42.75%
    Highest contract charges                  1.24%              --             41.68%
    Remaining contract charges                  --               --                --
 2008  Lowest contract charges                0.48%           20.80%           (46.20)%
    Highest contract charges                  1.19%           19.79%           (46.60)%
    Remaining contract charges                  --               --                --
THE HARTFORD GROWTH ALLOCATION FUND
 2010  Lowest contract charges                  --             0.63%            14.36%
    Highest contract charges                  1.25%            1.01%            13.21%
    Remaining contract charges                  --               --                --
 2009  Lowest contract charges                0.09%            1.01%            28.02%
    Highest contract charges                  1.24%            1.60%            27.53%
    Remaining contract charges                  --               --                --
 2008  Lowest contract charges                1.22%           22.45%           (35.23)%
    Highest contract charges                    --               --                --
    Remaining contract charges                  --               --                --
HARTFORD MONEY MARKET
 2010  Lowest contract charges                0.50%              --             (0.50)%
    Highest contract charges                  1.25%              --             (1.24)%
    Remaining contract charges                  --               --                --
 2009  Lowest contract charges                0.01%              --             (0.47)%
    Highest contract charges                  1.24%              --             (1.21)%
    Remaining contract charges                  --               --                --
HARTFORD INFLATION PLUS FUND
 2010  Lowest contract charges                0.27%            0.90%             5.48%
    Highest contract charges                  1.25%            1.44%             4.54%
    Remaining contract charges                  --               --                --
 2009  Lowest contract charges                0.09%            0.25%            10.01%
    Highest contract charges                  1.03%            1.61%             9.56%
    Remaining contract charges                  --               --                --
HARTFORD EQUITY INCOME FUND
 2010  Lowest contract charges                0.07%            0.52%             5.54%
    Highest contract charges                    --               --                --
    Remaining contract charges                  --               --                --
THE HARTFORD TARGET RETIREMENT 2015
 FUND
 2010  Lowest contract charges                  --             2.15%            13.41%
    Highest contract charges                  1.25%            1.93%            12.11%
    Remaining contract charges                  --               --                --
 2009  Lowest contract charges                0.85%            7.97%            47.28%
    Highest contract charges                  1.20%            6.70%            31.50%
    Remaining contract charges                  --               --                --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025
 FUND
 2010  Lowest contract charges              12,694        $17.63                 $223,825
    Highest contract charges                 7,501         15.06                  112,945
    Remaining contract charges             108,627            --                1,886,522
 2009  Lowest contract charges                  50         15.35                      775
    Highest contract charges                   392         13.40                    5,254
    Remaining contract charges                  --            --                       --
THE HARTFORD TARGET RETIREMENT 2035
 FUND
 2010  Lowest contract charges               7,110         18.69                  132,858
    Highest contract charges                 1,413         15.61                   22,060
    Remaining contract charges              23,933            --                  437,872
 2009  Lowest contract charges                 231         16.10                    3,726
    Highest contract charges                   246         13.72                    3,380
    Remaining contract charges               1,745            --                   28,049
THE HARTFORD TARGET RETIREMENT 2040
 FUND
 2010  Lowest contract charges                 488         19.13                    9,331
    Highest contract charges                   545         15.81                    8,608
    Remaining contract charges              14,482            --                  269,787
 2009  Lowest contract charges                 956         16.39                   15,666
    Highest contract charges                   237         13.81                    3,269
    Remaining contract charges                 184            --                    3,013
THE HARTFORD TARGET RETIREMENT 2045
 FUND
 2010  Lowest contract charges               4,727         19.42                   91,786
    Highest contract charges                   219         15.95                    3,495
    Remaining contract charges              17,044            --                  321,629
 2009  Lowest contract charges                   5         16.63                       88
    Highest contract charges                    67         13.94                      929
    Remaining contract charges                  29            --                      414
THE HARTFORD TARGET RETIREMENT 2050
 FUND
 2010  Lowest contract charges                 128         19.39                    2,487
    Highest contract charges                 1,636         15.91                   26,029
    Remaining contract charges               9,034            --                  172,067
 2009  Lowest contract charges                 321         16.61                    5,326
    Highest contract charges                     1         16.58                        9
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025
 FUND
 2010  Lowest contract charges                  --              1.22%              13.71%
    Highest contract charges                  1.25%             1.80%              12.41%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.19%             1.54%              53.47%
    Highest contract charges                  1.19%             2.83%              33.95%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2035
 FUND
 2010  Lowest contract charges                  --              1.43%              15.06%
    Highest contract charges                  1.25%             1.77%              13.74%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.86%             3.89%              61.02%
    Highest contract charges                  1.19%             2.97%              37.22%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2040
 FUND
 2010  Lowest contract charges                  --              1.38%              15.75%
    Highest contract charges                  1.25%             1.30%              14.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.87%             4.21%              63.87%
    Highest contract charges                  1.19%             2.30%              38.15%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2045
 FUND
 2010  Lowest contract charges                  --              1.06%              15.75%
    Highest contract charges                  1.25%             1.07%              14.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.34%             3.54%              66.32%
    Highest contract charges                  1.12%             3.82%              39.37%
    Remaining contract charges                  --                --                  --
THE HARTFORD TARGET RETIREMENT 2050
 FUND
 2010  Lowest contract charges                  --              1.10%              15.76%
    Highest contract charges                  0.92%             1.29%              14.35%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.19%             0.76%              66.08%
    Highest contract charges                    --              1.07%              65.80%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2010  Lowest contract charges              28,873        $10.93                 $315,595
    Highest contract charges                 5,961         10.30                   61,382
    Remaining contract charges              31,623            --                  336,103
 2009  Lowest contract charges              31,989          9.17                  293,462
    Highest contract charges                14,538          8.72                  126,772
    Remaining contract charges              18,442            --                  164,485
 2008  Lowest contract charges              32,652          6.87                  224,435
    Highest contract charges                11,991          6.59                   79,051
    Remaining contract charges              16,097            --                  108,110
 2007  Lowest contract charges              31,337         13.02                  407,939
    Highest contract charges                 7,308         12.60                   92,075
    Remaining contract charges              13,878            --                  177,410
 2006  Lowest contract charges              25,797         14.64                  377,580
    Highest contract charges                 2,610         14.29                   37,311
    Remaining contract charges              11,549            --                  166,825
INVESCO V.I. TECHNOLOGY FUND+
 2010  Lowest contract charges              12,017         11.56                  138,970
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               6,898          9.60                   66,221
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               4,364          6.14                   26,805
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO FINANCIAL SERVICES FUND+
 2010  Lowest contract charges              23,058          6.10                  140,721
    Highest contract charges                 2,149          5.66                   12,172
    Remaining contract charges              37,406            --                  220,948
 2009  Lowest contract charges              11,827          5.59                   66,136
    Highest contract charges                 1,805          5.19                    9,363
    Remaining contract charges              57,340            --                  312,379
 2008  Lowest contract charges               3,428          4.39                   15,051
    Highest contract charges                 1,466          4.12                    6,045
    Remaining contract charges              41,060            --                  177,080
 2007  Lowest contract charges                  87         11.05                      956
    Highest contract charges                 1,074         10.51                   11,292
    Remaining contract charges              35,344            --                  385,723
 2006  Lowest contract charges                  87         14.33                    1,241
    Highest contract charges                 1,257         13.81                   17,355
    Remaining contract charges              33,671            --                  480,090

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HOTCHKIS AND WILEY LARGE CAP VALUE
 FUND
 2010  Lowest contract charges                0.35%             0.10%              19.15%
    Highest contract charges                  1.25%             0.06%              18.08%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.22%              33.47%
    Highest contract charges                  1.25%             3.14%              32.27%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.81%             (47.20)%
    Highest contract charges                  1.25%             2.02%             (47.67)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             0.82%             (11.06)%
    Highest contract charges                  1.24%             0.96%             (11.86)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             1.79%              13.00%
    Highest contract charges                  1.25%             1.34%              11.99%
    Remaining contract charges                  --                --                  --
INVESCO V.I. TECHNOLOGY FUND+
 2010  Lowest contract charges                0.70%               --               20.46%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%               --               56.30%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (44.89)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO FINANCIAL SERVICES FUND+
 2010  Lowest contract charges                0.50%               --               10.03%
    Highest contract charges                  1.25%               --                9.21%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              4.07%              27.34%
    Highest contract charges                  1.25%             3.40%              25.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              4.62%             (60.26)%
    Highest contract charges                  1.26%             1.10%             (60.75)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.66%             (22.92)%
    Highest contract charges                  1.25%             1.67%             (23.88)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              6.32%              16.29%
    Highest contract charges                  1.25%             1.09%              14.85%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO LEISURE FUND+
 2010  Lowest contract charges              15,965        $12.48                 $199,206
    Highest contract charges                 1,357         12.71                   17,246
    Remaining contract charges              15,061            --                  200,603
 2009  Lowest contract charges               1,308         12.34                   16,137
    Highest contract charges                 1,303         10.58                   13,789
    Remaining contract charges              30,715            --                  329,122
 2008  Lowest contract charges                 920          9.37                    8,627
    Highest contract charges                 1,229          8.14                   10,008
    Remaining contract charges              34,106            --                  278,098
 2007  Lowest contract charges                 920         16.37                   15,064
    Highest contract charges                 3,361         14.39                   48,387
    Remaining contract charges              36,321            --                  525,621
 2006  Lowest contract charges                 920         16.52                   15,201
    Highest contract charges                   940         14.71                   13,831
    Remaining contract charges              36,882            --                  545,666
INVESCO TECHNOLOGY FUND+
 2010  Lowest contract charges               8,999         10.34                   93,036
    Highest contract charges                 1,073          9.48                   10,174
    Remaining contract charges              58,577            --                  505,988
 2009  Lowest contract charges               4,782          4.28                   20,457
    Highest contract charges                   953          7.94                    7,566
    Remaining contract charges              60,613            --                  456,899
 2008  Lowest contract charges              11,685          5.45                   63,643
    Highest contract charges                 1,641          5.08                    8,341
    Remaining contract charges              30,492            --                  139,772
 2007  Lowest contract charges               9,394          9.86                   92,609
    Highest contract charges                   976          9.29                    9,063
    Remaining contract charges              27,777            --                  230,501
 2006  Lowest contract charges               7,228          9.21                   66,598
    Highest contract charges                   605          8.76                    5,294
    Remaining contract charges              25,456            --                  197,544
IVY GLOBAL NATURAL RESOURCES FUND
 2010  Lowest contract charges              43,141          7.84                  338,058
    Highest contract charges                40,680         12.88                  523,852
    Remaining contract charges             113,714            --                1,147,638
 2009  Lowest contract charges              34,048          6.71                  228,455
    Highest contract charges                39,194         11.13                  436,079
    Remaining contract charges              72,530            --                  626,447
 2008  Lowest contract charges              21,195          3.84                   81,487
    Highest contract charges                19,260          6.43                  123,895
    Remaining contract charges              36,555            --                  186,979
 2007  Lowest contract charges              17,428         11.98                  208,712
    Highest contract charges                 9,342         16.82                  157,125
    Remaining contract charges               7,415            --                  125,521

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO LEISURE FUND+
 2010  Lowest contract charges                0.50%             0.14%              21.03%
    Highest contract charges                  1.25%             0.15%              20.12%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.96%              31.62%
    Highest contract charges                  1.25%             1.93%              29.99%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (42.73)%
    Highest contract charges                  1.26%               --              (43.45)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.74%              (0.90)%
    Highest contract charges                  1.25%             1.02%              (2.13)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              9.52%              24.22%
    Highest contract charges                  1.25%             1.89%              22.67%
    Remaining contract charges                  --                --                  --
INVESCO TECHNOLOGY FUND+
 2010  Lowest contract charges                0.35%               --               20.46%
    Highest contract charges                  1.25%               --               19.38%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               58.14%
    Highest contract charges                  1.25%               --               56.17%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (44.75)%
    Highest contract charges                  1.25%               --              (45.25)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%               --                7.00%
    Highest contract charges                  1.25%               --                6.04%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --                9.62%
    Highest contract charges                  1.25%               --                8.63%
    Remaining contract charges                  --                --                  --
IVY GLOBAL NATURAL RESOURCES FUND
 2010  Lowest contract charges                0.35%               --               16.78%
    Highest contract charges                  1.25%               --               15.74%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               74.53%
    Highest contract charges                  1.25%               --               72.97%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.08%             (61.41)%
    Highest contract charges                  1.25%             0.12%             (61.76)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.30%             7.51%              17.46%
    Highest contract charges                  1.23%             5.79%              41.94%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
 2010  Lowest contract charges              31,059         $9.54                 $296,324
    Highest contract charges                 3,017         11.77                   35,497
    Remaining contract charges              37,421            --                  389,136
 2009  Lowest contract charges              20,943          9.18                  192,295
    Highest contract charges                 3,088         10.44                   32,232
    Remaining contract charges               1,471            --                   13,322
 2008  Lowest contract charges                  63          7.40                      467
    Highest contract charges                    50          8.48                      421
    Remaining contract charges                  --            --                       --
IVY SCIENCE & TECHNOLOGY FUND
 2010  Lowest contract charges               1,145         13.01                   14,901
    Highest contract charges                 7,405         12.43                   92,060
    Remaining contract charges               7,339            --                   89,714
 2009  Lowest contract charges                 521         11.57                    6,033
    Highest contract charges                 2,741         11.35                   31,103
    Remaining contract charges                 632            --                    7,040
 2008  Lowest contract charges                  62          8.32                      518
    Highest contract charges                     2          8.22                       18
    Remaining contract charges                 110            --                      884
IVY ASSET STRATEGY FUND
 2010  Lowest contract charges              14,203         13.56                  192,613
    Highest contract charges                 6,958         13.34                   92,822
    Remaining contract charges              37,456            --                  504,034
 2009  Lowest contract charges                  53         12.36                      657
    Highest contract charges                     2         12.31                       22
    Remaining contract charges               1,181            --                   14,558
JANUS ASPEN FORTY PORTFOLIO
 2010  Lowest contract charges             171,444         12.82                2,198,738
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges             187,295         12.10                2,265,950
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,408          8.37                   11,790
    Highest contract charges               188,133          8.33                1,566,323
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
IVY LARGE CAP GROWTH FUND
 2010  Lowest contract charges                0.27%             0.23%              13.72%
    Highest contract charges                  1.25%             0.16%              12.71%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.04%              24.05%
    Highest contract charges                  1.24%             0.82%              23.13%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.37%             1.81%             (38.38)%
    Highest contract charges                  1.21%             0.39%             (38.84)%
    Remaining contract charges                  --                --                  --
IVY SCIENCE & TECHNOLOGY FUND
 2010  Lowest contract charges                  --                --               10.95%
    Highest contract charges                  1.25%               --                9.57%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               39.10%
    Highest contract charges                  1.24%               --               38.06%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.67%               --              (27.98)%
    Highest contract charges                    --                --              (28.52)%
    Remaining contract charges                  --                --                  --
IVY ASSET STRATEGY FUND
 2010  Lowest contract charges                0.27%             0.27%               9.38%
    Highest contract charges                  1.25%             0.35%               8.40%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.04%             0.44%              23.58%
    Highest contract charges                    --              0.43%              23.07%
    Remaining contract charges                  --                --                  --
JANUS ASPEN FORTY PORTFOLIO
 2010  Lowest contract charges                0.70%             0.35%               6.01%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             0.04%              45.32%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%             0.07%             (45.88)%
    Highest contract charges                  0.69%             0.19%             (44.54)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO
 2010  Lowest contract charges              35,321        $10.43                 $368,517
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              40,005          9.07                  362,858
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              45,667          6.63                  302,920
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS ASPEN ENTERPRISE PORTFOLIO
 2010  Lowest contract charges               6,449         13.05                   84,136
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,580         10.44                   26,930
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,510          7.30                   11,024
    Highest contract charges                 2,706          7.26                   19,641
    Remaining contract charges                  --            --                       --
JANUS ASPEN BALANCED PORTFOLIO
 2010  Lowest contract charges              21,261         12.86                  273,401
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              24,502         11.95                  292,747
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              19,598          9.56                  187,314
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS ASPEN OVERSEAS PORTFOLIO
 2010  Lowest contract charges                 930         11.72                   10,905
    Highest contract charges                39,207         15.80                  619,419
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 683         12.80                    8,738
    Highest contract charges                31,146         12.70                  395,449
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 683          7.16                    4,888
    Highest contract charges                23,967          7.12                  170,662
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO
 2010  Lowest contract charges                0.70%             0.62%              15.03%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             1.44%              36.74%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.69%             2.04%             (45.05)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JANUS ASPEN ENTERPRISE PORTFOLIO
 2010  Lowest contract charges                0.70%             0.05%              24.97%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%               --               43.82%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%             0.65%             (44.03)%
    Highest contract charges                  0.69%             0.48%             (44.11)%
    Remaining contract charges                  --                --                  --
JANUS ASPEN BALANCED PORTFOLIO
 2010  Lowest contract charges                0.70%             2.83%               7.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             3.12%              25.01%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%             4.46%             (16.43)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JANUS ASPEN OVERSEAS PORTFOLIO
 2010  Lowest contract charges                  --              0.23%              17.19%
    Highest contract charges                  0.70%             0.71%              24.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.45%             0.57%              78.75%
    Highest contract charges                  0.70%             0.56%              78.31%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%               --              (52.81)%
    Highest contract charges                  0.69%             1.73%             (52.45)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JANUS BALANCED FUND
 2010  Lowest contract charges              28,728        $12.47                 $358,228
    Highest contract charges                 2,957         12.24                   36,190
    Remaining contract charges               9,960            --                  122,893
 2009  Lowest contract charges                  86         11.56                      993
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS FLEXIBLE BOND FUND
 2010  Lowest contract charges               1,611         11.39                   18,345
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,191         10.66                   12,694
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  32         10.93                      340
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS FORTY FUND
 2010  Lowest contract charges              39,718         10.46                  415,263
    Highest contract charges                30,184         15.84                  478,167
    Remaining contract charges             332,049            --                4,728,472
 2009  Lowest contract charges              20,977         16.76                  351,555
    Highest contract charges                33,655         15.19                  511,161
    Remaining contract charges             324,410            --                4,426,532
 2008  Lowest contract charges              32,720         11.68                  382,036
    Highest contract charges                10,960         10.71                  117,431
    Remaining contract charges             229,370            --                2,258,439
 2007  Lowest contract charges               2,118         20.86                   44,175
    Highest contract charges                 3,754         19.38                   72,763
    Remaining contract charges             166,253            --                2,963,102
 2006  Lowest contract charges               4,818         15.39                   74,129
    Highest contract charges                 2,906         14.48                   42,067
    Remaining contract charges             132,623            --                1,818,956
JANUS WORLDWIDE FUND
 2010  Lowest contract charges               7,109         14.09                  100,192
    Highest contract charges                   872         13.94                   12,158
    Remaining contract charges               9,209            --                  129,143
 2009  Lowest contract charges                 575         12.15                    6,992
    Highest contract charges                   650         12.08                    7,851
    Remaining contract charges              17,972            --                  217,683
 2008  Lowest contract charges              14,507          5.22                   75,763
    Highest contract charges                 1,247          6.87                    8,567
    Remaining contract charges              73,329            --                   71,484
 2007  Lowest contract charges               2,238         12.13                   27,131
    Highest contract charges                   636         12.58                    8,003
    Remaining contract charges              77,977            --                  216,665
 2006  Lowest contract charges               2,238         11.13                   24,910
    Highest contract charges                   505         11.69                    5,908

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JANUS BALANCED FUND
 2010  Lowest contract charges                  --              1.26%               7.51%
    Highest contract charges                  1.20%             2.22%               6.17%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.05%             0.25%              15.56%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JANUS FLEXIBLE BOND FUND
 2010  Lowest contract charges                0.50%             6.65%               6.80%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.25%             2.00%               6.61%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.26%             3.61%               5.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JANUS FORTY FUND
 2010  Lowest contract charges                  --                --                5.25%
    Highest contract charges                  1.25%               --                4.30%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               43.53%
    Highest contract charges                  1.24%               --               41.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (44.02)%
    Highest contract charges                  1.25%               --              (44.72)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.03%              35.57%
    Highest contract charges                  1.24%             0.05%              33.89%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.06%              10.18%
    Highest contract charges                  1.25%             0.10%               8.81%
    Remaining contract charges                  --                --                  --
JANUS WORLDWIDE FUND
 2010  Lowest contract charges                0.50%             0.13%              16.26%
    Highest contract charges                  1.25%             0.14%              15.39%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.60%              21.52%
    Highest contract charges                  0.61%             0.24%              20.78%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             0.80%             (44.98)%
    Highest contract charges                  1.25%             0.89%             (45.39)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.18%               8.92%
    Highest contract charges                  1.25%             0.19%               7.57%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --             47.84%              16.93%
    Highest contract charges                  1.25%             2.54%              15.48%

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
    Remaining contract charges              94,445            --                  213,658
JANUS MID CAP VALUE FUND
 2010  Lowest contract charges               8,562        $14.08                 $120,589
    Highest contract charges                 4,268         13.85                   59,125
    Remaining contract charges              10,577            --                  147,534
 2009  Lowest contract charges                   4         12.29                       49
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JANUS ENTERPRISE FUND
 2010  Lowest contract charges              18,943         15.95                  302,052
    Highest contract charges                 7,072         15.77                  111,509
    Remaining contract charges               8,989            --                  142,667
 2009  Lowest contract charges               7,862         12.77                  100,419
    Highest contract charges                 5,354         12.73                   68,139
    Remaining contract charges              11,129            --                  141,837
JANUS OVERSEAS FUND
 2010  Lowest contract charges             158,375         15.12                2,395,260
    Highest contract charges                55,781         14.84                  828,072
    Remaining contract charges             369,600            --                5,538,712
 2009  Lowest contract charges              96,754         12.71                1,229,936
    Highest contract charges                45,538         12.63                  575,351
    Remaining contract charges             292,853            --                3,711,245
PRUDENTIAL JENNISON MID-CAP GROWTH
 FUND, INC.+
 2010  Lowest contract charges                  88         19.32                    1,697
    Highest contract charges                 1,397         19.01                   26,562
    Remaining contract charges               8,206            --                  157,861
 2009  Lowest contract charges               1,521         16.14                   24,550
    Highest contract charges                   884         16.04                   14,187
    Remaining contract charges               1,542            --                   24,842
PRUDENTIAL JENNISON 20/20 FOCUS FUND+
 2010  Lowest contract charges               3,463         19.24                   66,614
    Highest contract charges                 3,275         18.80                   61,575
    Remaining contract charges               5,051            --                   95,898
 2009  Lowest contract charges                  12         17.84                      216
    Highest contract charges                     9         17.73                      165
    Remaining contract charges                  --            --                       --
JPMORGAN CORE BOND FUND
 2010  Lowest contract charges              69,313         11.66                  808,172
    Highest contract charges                 3,307         11.40                   37,691
    Remaining contract charges              22,427            --                  258,859
 2009  Lowest contract charges               1,258         10.78                   13,560
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
    Remaining contract charges                  --                --                  --
JANUS MID CAP VALUE FUND
 2010  Lowest contract charges                0.15%             0.82%              14.35%
    Highest contract charges                  1.20%             2.06%              13.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.10%              22.95%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JANUS ENTERPRISE FUND
 2010  Lowest contract charges                0.50%               --               24.83%
    Highest contract charges                  1.25%               --               23.90%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.25%               --               27.73%
    Highest contract charges                  0.62%               --               27.27%
    Remaining contract charges                  --                --                  --
JANUS OVERSEAS FUND
 2010  Lowest contract charges                  --                --               18.97%
    Highest contract charges                  1.25%               --               17.50%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.32%              27.12%
    Highest contract charges                  0.61%             0.29%              26.34%
    Remaining contract charges                  --                --                  --
PRUDENTIAL JENNISON MID-CAP GROWTH
 FUND, INC.+
 2010  Lowest contract charges                0.15%               --               19.56%
    Highest contract charges                  1.25%               --               18.49%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.40%             0.65%              61.43%
    Highest contract charges                  1.03%             0.89%              60.43%
    Remaining contract charges                  --                --                  --
PRUDENTIAL JENNISON 20/20 FOCUS FUND+
 2010  Lowest contract charges                  --                --                7.37%
    Highest contract charges                  1.25%               --                6.03%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.01%               --               78.44%
    Highest contract charges                  0.04%               --               77.34%
    Remaining contract charges                  --                --                  --
JPMORGAN CORE BOND FUND
 2010  Lowest contract charges                  --              1.50%               7.07%
    Highest contract charges                  1.25%             3.74%               5.74%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.02%             4.51%               7.79%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP EQUITY FUND
 2010  Lowest contract charges               4,581        $20.39                  $93,419
    Highest contract charges                 1,339         20.11                   26,934
    Remaining contract charges               3,602            --                   73,125
 2009  Lowest contract charges               1,322         16.27                   21,500
    Highest contract charges                 1,084         16.17                   17,516
    Remaining contract charges               3,014            --                   48,927
JPMORGAN SMALL CAP GROWTH FUND
 2010  Lowest contract charges              30,764         24.18                  743,786
    Highest contract charges                 3,332         23.63                   78,741
    Remaining contract charges               1,367            --                   32,948
 2009  Lowest contract charges               2,259         17.89                   40,416
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JPMORGAN SMALL CAP VALUE FUND
 2010  Lowest contract charges              11,925         23.05                  274,909
    Highest contract charges                   399         22.68                    9,038
    Remaining contract charges                 157            --                    3,593
JPMORGAN U.S. REAL ESTATE FUND
 2010  Lowest contract charges                 631         28.62                   18,046
    Highest contract charges                 1,036         28.36                   29,391
    Remaining contract charges                  54            --                    1,526
 2009  Lowest contract charges                 113         22.03                    2,492
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JPMORGAN U.S. EQUITY FUND
 2010  Lowest contract charges                  90         11.42                    1,022
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
JP MORGAN PRIME MONEY MARKET FUND
 2010  Lowest contract charges              38,991          9.96                  388,302
    Highest contract charges                20,626          9.90                  204,106
    Remaining contract charges             118,713            --                1,179,640

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
JPMORGAN SMALL CAP EQUITY FUND
 2010  Lowest contract charges                0.50%             0.26%              25.37%
    Highest contract charges                  1.25%             0.20%              24.44%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.41%             0.47%              62.65%
    Highest contract charges                  1.02%             0.53%              61.65%
    Remaining contract charges                  --                --                  --
JPMORGAN SMALL CAP GROWTH FUND
 2010  Lowest contract charges                  --                --               33.77%
    Highest contract charges                  1.25%               --               32.11%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.20%               --               78.89%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JPMORGAN SMALL CAP VALUE FUND
 2010  Lowest contract charges                0.27%             0.27%              25.04%
    Highest contract charges                  0.78%             0.15%              23.92%
    Remaining contract charges                  --                --                  --
JPMORGAN U.S. REAL ESTATE FUND
 2010  Lowest contract charges                0.65%             2.16%              29.39%
    Highest contract charges                  1.25%             2.90%              28.75%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.15%               --              120.28%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JPMORGAN U.S. EQUITY FUND
 2010  Lowest contract charges                0.11%               --                5.21%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
JP MORGAN PRIME MONEY MARKET FUND
 2010  Lowest contract charges                0.21%             0.01%              (0.32)%
    Highest contract charges                  0.36%             0.01%              (0.82)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
KEELEY SMALL CAP VALUE FUND
 2010  Lowest contract charges               6,127        $12.82                  $78,558
    Highest contract charges                 9,041         12.17                  110,054
    Remaining contract charges              93,941            --                1,316,296
 2009  Lowest contract charges               5,772         10.18                   58,740
    Highest contract charges                10,790          9.78                  105,561
    Remaining contract charges              90,008            --                1,006,479
 2008  Lowest contract charges              11,362         16.32                  185,422
    Highest contract charges                 9,445          8.14                   76,902
    Remaining contract charges              68,992            --                  553,455
 2007  Lowest contract charges              10,941         27.28                  298,476
    Highest contract charges                 6,012         13.78                   82,850
    Remaining contract charges              75,968            --                1,019,877
 2006  Lowest contract charges                  35         26.08                      920
    Highest contract charges                 1,225         13.02                   15,957
    Remaining contract charges              60,956            --                  773,536
LOOMIS SAYLES BOND FUND
 2010  Lowest contract charges               7,943         15.88                  126,155
    Highest contract charges                 7,480         15.53                  116,129
    Remaining contract charges               6,339            --                   99,173
 2009  Lowest contract charges                   2         13.92                       34
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LKCM AQUINAS VALUE FUND
 2010  Lowest contract charges               2,462         11.89                   29,263
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LORD ABBETT AFFILIATED FUND
 2010  Lowest contract charges              10,864          8.23                   89,445
    Highest contract charges                 4,642          9.43                   43,760
    Remaining contract charges              52,811            --                  499,272
 2009  Lowest contract charges               4,212          7.24                   30,492
    Highest contract charges                32,882          8.62                  283,512
    Remaining contract charges              10,661            --                   83,936
 2008  Lowest contract charges               3,679          6.09                   22,419
    Highest contract charges                 2,980          7.10                   21,156
    Remaining contract charges              14,022            --                  102,612
 2007  Lowest contract charges                 925          9.74                    9,014
    Highest contract charges                   244         11.44                    2,789
    Remaining contract charges                  33            --                      375

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
KEELEY SMALL CAP VALUE FUND
 2010  Lowest contract charges                  --                --               25.98%
    Highest contract charges                  1.25%               --               24.42%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.19%              21.67%
    Highest contract charges                  1.25%             0.23%              20.16%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (40.18)%
    Highest contract charges                  1.25%               --              (40.92)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                4.60%
    Highest contract charges                  1.23%               --                5.84%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --              (40.23)%
    Highest contract charges                  1.24%               --               18.07%
    Remaining contract charges                  --                --                  --
LOOMIS SAYLES BOND FUND
 2010  Lowest contract charges                  --              1.03%              12.95%
    Highest contract charges                  1.25%             5.75%              11.54%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.95%              39.19%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LKCM AQUINAS VALUE FUND
 2010  Lowest contract charges                0.13%             0.05%               6.53%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LORD ABBETT AFFILIATED FUND
 2010  Lowest contract charges                0.50%             0.95%              13.73%
    Highest contract charges                  1.25%             0.76%              12.89%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.53%              18.79%
    Highest contract charges                  1.24%             0.49%              17.91%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             2.45%             (37.45)%
    Highest contract charges                  1.24%             2.45%             (37.93)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             1.07%              (2.57)%
    Highest contract charges                  1.22%             2.16%               2.27%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
 2010  Lowest contract charges                 515        $10.90                   $5,610
    Highest contract charges                 3,583         11.70                   41,907
    Remaining contract charges              64,833            --                1,090,775
 2009  Lowest contract charges                  96         17.19                    1,647
    Highest contract charges                   496          8.83                    4,376
    Remaining contract charges              48,197            --                  562,002
 2008  Lowest contract charges                  28         13.73                      382
    Highest contract charges                   328          7.11                    2,332
    Remaining contract charges              11,924            --                  101,027
 2007  Lowest contract charges               1,020         11.47                   11,703
    Highest contract charges                   624         11.40                    7,123
    Remaining contract charges                  --            --                       --
LORD ABBETT BOND DEBENTURE FUND
 2010  Lowest contract charges              13,738         12.00                  164,853
    Highest contract charges                   614         12.95                    7,951
    Remaining contract charges              96,108            --                1,210,504
 2009  Lowest contract charges              11,374         10.66                  121,196
    Highest contract charges                39,329         11.73                  461,373
    Remaining contract charges              25,827            --                  290,569
 2008  Lowest contract charges               9,823          7.90                   77,554
    Highest contract charges                 1,696          8.69                   14,736
    Remaining contract charges              19,848            --                  173,252
 2007  Lowest contract charges                 199         11.24                    2,236
    Highest contract charges                     8         11.07                       84
    Remaining contract charges               4,838            --                   53,897
LORD ABBETT GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges               5,190         11.72                   60,832
    Highest contract charges                 2,150         13.46                   28,928
    Remaining contract charges               3,790            --                   43,725
 2009  Lowest contract charges               2,076          9.58                   19,887
    Highest contract charges                 3,654          9.46                   34,575
    Remaining contract charges               2,656            --                   28,551
 2008  Lowest contract charges                 112          6.61                      738
    Highest contract charges                   104          7.71                      799
    Remaining contract charges                 181            --                    1,197
LORD ABBETT CLASSIC STOCK FUND
 2010  Lowest contract charges                 114          9.97                    1,139
    Highest contract charges                   927         11.33                   10,498
    Remaining contract charges               7,864            --                   76,460
 2009  Lowest contract charges                  70          8.81                      620
    Highest contract charges                 6,018          8.64                   52,014
    Remaining contract charges               1,300            --                   12,178
 2008  Lowest contract charges                  16          7.01                      114
    Highest contract charges                   403          8.11                    3,269
    Remaining contract charges                  92            --                      640

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
 2010  Lowest contract charges                0.16%             0.44%              18.80%
    Highest contract charges                  1.25%             0.22%              17.55%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.06%              25.23%
    Highest contract charges                  1.25%             0.01%              24.17%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.30%             2.78%             (29.11)%
    Highest contract charges                  1.18%             5.64%             (29.80)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             2.60%               6.46%
    Highest contract charges                  1.78%             0.92%               6.04%
    Remaining contract charges                  --                --                  --
LORD ABBETT BOND DEBENTURE FUND
 2010  Lowest contract charges                0.35%             6.16%              12.61%
    Highest contract charges                  1.25%             5.96%              11.39%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             7.62%              34.97%
    Highest contract charges                  1.24%             7.04%              33.76%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             7.34%             (20.54)%
    Highest contract charges                  1.24%             7.20%             (21.49)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.65%             4.13%               4.65%
    Highest contract charges                  0.59%             5.60%               3.96%
    Remaining contract charges                  --                --                  --
LORD ABBETT GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges                0.75%               --               22.34%
    Highest contract charges                  1.25%               --               21.64%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.75%               --               44.28%
    Highest contract charges                  1.24%               --               43.57%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.94%               --              (38.92)%
    Highest contract charges                  1.19%               --              (39.13)%
    Remaining contract charges                  --                --                  --
LORD ABBETT CLASSIC STOCK FUND
 2010  Lowest contract charges                0.48%             0.48%              13.25%
    Highest contract charges                  1.25%             0.26%              12.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             1.03%              25.58%
    Highest contract charges                  1.23%             1.31%              24.64%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              5.67%             (31.56)%
    Highest contract charges                  1.20%             3.88%             (32.11)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE FUND
 2010  Lowest contract charges                 114        $11.44                   $1,301
    Highest contract charges                   797         11.23                    8,957
    Remaining contract charges              18,681            --                  176,579
 2009  Lowest contract charges                  80         10.05                      803
    Highest contract charges                 8,376          8.31                   69,580
    Remaining contract charges               1,856            --                   16,347
 2008  Lowest contract charges                  40          8.24                      327
    Highest contract charges                   217          8.15                    1,765
    Remaining contract charges                  32            --                      224
 2007  Lowest contract charges                   3         11.44                       39
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LORD ABBETT TOTAL RETURN FUND
 2010  Lowest contract charges                 686         12.68                    8,696
    Highest contract charges                     4         12.76                       47
    Remaining contract charges              25,890            --                  321,922
 2009  Lowest contract charges                 635         11.74                    7,455
    Highest contract charges                15,076         11.68                  176,096
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                   3         10.25                       30
    Highest contract charges                   129         10.22                    1,312
    Remaining contract charges                  --            --                       --
LORD ABBETT SMALL CAP BLEND FUND
 2010  Lowest contract charges               7,150         13.96                   99,826
    Highest contract charges                48,522         10.58                  513,546
    Remaining contract charges             158,188            --                1,630,869
 2009  Lowest contract charges              82,387          8.02                  660,553
    Highest contract charges                52,974          9.46                  501,096
    Remaining contract charges             105,184            --                1,052,462
 2008  Lowest contract charges                  52          6.48                      334
    Highest contract charges                18,776          7.75                  145,458
    Remaining contract charges              82,354            --                  702,622
 2007  Lowest contract charges               3,544         15.16                   53,732
    Highest contract charges                 1,553         11.77                   18,285
    Remaining contract charges              46,949            --                  636,464
 2006  Lowest contract charges               3,656         13.88                   50,744
    Highest contract charges                    53         13.58                      716
    Remaining contract charges              24,291            --                  333,101

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE FUND
 2010  Lowest contract charges                0.85%             2.74%              13.76%
    Highest contract charges                  1.25%             2.73%              13.31%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.87%             3.48%              22.00%
    Highest contract charges                  1.23%             4.16%              21.57%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%             4.96%             (28.00)%
    Highest contract charges                  1.37%            12.00%             (28.29)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --             16.35%               2.06%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LORD ABBETT TOTAL RETURN FUND
 2010  Lowest contract charges                0.43%             2.59%               6.93%
    Highest contract charges                  0.04%             0.49%               6.13%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.07%             4.47%              14.49%
    Highest contract charges                  1.24%             4.15%              14.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.02%              (2.18)%
    Highest contract charges                  1.16%             4.78%              (2.38)%
    Remaining contract charges                  --                --                  --
LORD ABBETT SMALL CAP BLEND FUND
 2010  Lowest contract charges                  --                --               12.67%
    Highest contract charges                  1.25%               --               11.89%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               23.64%
    Highest contract charges                  1.24%               --               22.10%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (33.35)%
    Highest contract charges                  1.24%               --              (34.18)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%               --                9.24%
    Highest contract charges                  1.01%               --                8.40%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --                5.50%
    Highest contract charges                  1.24%               --                4.55%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND,
 INC.
 2010  Lowest contract charges              28,954        $12.07                 $349,376
    Highest contract charges                 1,947         14.20                   27,643
    Remaining contract charges               8,545            --                  100,136
 2009  Lowest contract charges               1,938          8.67                   16,807
    Highest contract charges                   340          8.56                    2,912
    Remaining contract charges               4,232            --                   40,796
 2008  Lowest contract charges                  30          5.90                      178
    Highest contract charges                   168          7.27                    1,219
    Remaining contract charges                  --            --                       --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
 2010  Lowest contract charges                  89          8.23                      729
    Highest contract charges                 2,372         10.95                   25,985
    Remaining contract charges              15,767            --                  171,382
 2009  Lowest contract charges                  64          7.77                      494
    Highest contract charges                 2,007         10.41                   20,901
    Remaining contract charges              11,562            --                  122,988
 2008  Lowest contract charges                  63          5.86                      367
    Highest contract charges                   344          7.92                    2,721
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                   4         10.26                       40
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LORD ABBETT VALUE OPPORTUNITIES FUND
 2010  Lowest contract charges              20,054         12.17                  244,036
    Highest contract charges                   114         12.09                    1,378
    Remaining contract charges                  --            --                       --
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST, INC.
 2010  Lowest contract charges                  97         44.06                    4,286
    Highest contract charges                 3,901          9.99                   38,973
    Remaining contract charges              23,186            --                  201,253
 2009  Lowest contract charges                  98         41.06                    4,028
    Highest contract charges                 7,699          9.43                   72,582
    Remaining contract charges              15,525            --                  153,272
 2008  Lowest contract charges                 114         29.23                    3,346
    Highest contract charges                 5,575          6.74                   37,575
    Remaining contract charges              17,691            --                  124,177
 2007  Lowest contract charges                  65         68.70                    4,433
    Highest contract charges                 3,089         15.09                   46,616
    Remaining contract charges              30,631            --                  476,623
 2006  Lowest contract charges                   7         79.36                      476
    Highest contract charges                   583         16.26                    9,480
    Remaining contract charges              35,261            --                  586,771

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND,
 INC.
 2010  Lowest contract charges                  --                --               36.54%
    Highest contract charges                  1.25%               --               34.70%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.75%               --               45.93%
    Highest contract charges                  1.24%               --               45.21%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.85%               --              (48.16)%
    Highest contract charges                  1.18%               --              (48.17)%
    Remaining contract charges                  --                --                  --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
 2010  Lowest contract charges                0.57%             1.33%               5.98%
    Highest contract charges                  1.25%             1.35%               5.19%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.46%             0.87%              32.54%
    Highest contract charges                  1.24%             1.23%              31.56%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.20%             4.27%             (42.92)%
    Highest contract charges                  1.22%             2.54%             (43.35)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              4.98%               2.64%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LORD ABBETT VALUE OPPORTUNITIES FUND
 2010  Lowest contract charges                0.20%               --                6.51%
    Highest contract charges                  0.29%               --                5.98%
    Remaining contract charges                  --                --                  --
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST, INC.
 2010  Lowest contract charges                  --                --                7.31%
    Highest contract charges                  1.25%               --                5.97%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.93%              40.47%
    Highest contract charges                  1.25%             1.05%              39.87%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (57.45)%
    Highest contract charges                  1.25%               --              (55.33)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --              (13.43)%
    Highest contract charges                  1.24%               --               (7.21)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                6.57%
    Highest contract charges                  1.24%               --                5.24%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MARSHALL MID-CAP VALUE FUND
 2010  Lowest contract charges              17,862         $9.29                 $165,859
    Highest contract charges                   752         11.42                    8,581
    Remaining contract charges               5,259            --                   52,508
 2009  Lowest contract charges              13,594          7.66                  104,113
    Highest contract charges                   586          9.50                    5,567
    Remaining contract charges               3,654            --                   30,610
 2008  Lowest contract charges               9,344          5.96                   55,667
    Highest contract charges                   490          7.04                    3,452
    Remaining contract charges                 999            --                    6,938
 2007  Lowest contract charges               7,276          9.53                   69,330
    Highest contract charges                   315         11.35                    3,574
    Remaining contract charges                  --            --                       --
MFS EMERGING GROWTH FUND
 2010  Lowest contract charges                  43         10.98                      474
    Highest contract charges                 1,334         10.91                   14,551
    Remaining contract charges               3,818            --                   41,733
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2010  Lowest contract charges              53,642         12.37                  663,294
    Highest contract charges                13,381         11.42                  152,758
    Remaining contract charges             190,785            --                1,678,759
 2009  Lowest contract charges               2,661          8.15                   21,685
    Highest contract charges                11,326         10.12                  114,661
    Remaining contract charges             187,827            --                1,903,003
 2008  Lowest contract charges               1,628          5.80                    9,445
    Highest contract charges                 6,603          7.30                   48,178
    Remaining contract charges             164,759            --                1,187,570
 2007  Lowest contract charges                 553          9.20                    5,084
    Highest contract charges                 3,414         11.72                   40,011
    Remaining contract charges             158,724            --                1,840,128
 2006  Lowest contract charges                 329          8.25                    2,713
    Highest contract charges                 2,649         10.64                   28,188
    Remaining contract charges             152,254            --                1,586,081

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MARSHALL MID-CAP VALUE FUND
 2010  Lowest contract charges                0.35  %           0.56  %            21.24  %
    Highest contract charges                  1.25  %           0.55  %            20.16  %
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35  %           4.06  %            36.16  %
    Highest contract charges                  1.25  %           0.78  %            34.94  %
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50  %           0.23  %           (37.48  )%
    Highest contract charges                  1.25  %           0.25  %           (37.95  )%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.44  %           0.55  %            (5.41  )%
    Highest contract charges                  1.23  %           0.80  %            (0.50  )%
    Remaining contract charges                  --                --                  --
MFS EMERGING GROWTH FUND
 2010  Lowest contract charges                0.10  %           1.44  %             5.13  %
    Highest contract charges                  0.43  %           1.57  %             4.61  %
    Remaining contract charges                  --                --                  --
MASSACHUSETTS INVESTORS GROWTH STOCK
 FUND
 2010  Lowest contract charges                  --              0.31  %            13.78  %
    Highest contract charges                  1.25  %           0.58  %            12.76  %
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.60  %            40.49  %
    Highest contract charges                  1.25  %           0.63  %            38.75  %
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.66  %           (36.96  )%
    Highest contract charges                  1.25  %           0.67  %           (37.74  )%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.48  %            11.51  %
    Highest contract charges                  1.25  %           0.42  %            10.12  %
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                7.48  %
    Highest contract charges                  1.25  %             --                6.14  %
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS HIGH INCOME FUND
 2010  Lowest contract charges              21,591        $16.92                 $365,373
    Highest contract charges                 7,370         17.03                  125,516
    Remaining contract charges              14,630            --                  248,307
 2009  Lowest contract charges               5,879         15.65                   92,019
    Highest contract charges                 6,202         14.94                   92,648
    Remaining contract charges              31,883            --                  470,525
 2008  Lowest contract charges               5,432         10.66                   57,881
    Highest contract charges                 5,957         10.30                   61,341
    Remaining contract charges              33,461            --                  338,026
 2007  Lowest contract charges               6,336         14.91                   94,435
    Highest contract charges                 5,503         14.59                   80,274
    Remaining contract charges              29,052            --                  415,124
 2006  Lowest contract charges               5,323         14.65                   77,984
    Highest contract charges                 4,709         14.52                   68,388
    Remaining contract charges              25,307            --                  357,974
MFS INTERNATIONAL NEW DISCOVERY FUND
 2010  Lowest contract charges               1,089         21.91                   23,853
    Highest contract charges                 1,469         19.44                   28,558
    Remaining contract charges              13,170            --                  254,525
 2009  Lowest contract charges               1,087         18.12                   19,702
    Highest contract charges                 1,113         10.23                   11,387
    Remaining contract charges              12,650            --                  200,814
 2008  Lowest contract charges                 644         12.43                    8,008
    Highest contract charges                   929          7.03                    6,528
    Remaining contract charges              12,093            --                  130,516
 2007  Lowest contract charges                 351         24.33                    8,545
    Highest contract charges                   512         12.70                    6,501
    Remaining contract charges               9,022            --                  175,227
 2006  Lowest contract charges                  20         27.34                      551
    Highest contract charges                    59         18.63                    1,106
    Remaining contract charges               6,609            --                  118,662
MFS MID CAP GROWTH FUND
 2010  Lowest contract charges              15,255          9.35                  142,649
    Highest contract charges                13,131          8.75                  114,880
    Remaining contract charges              30,518            --                  276,226
 2009  Lowest contract charges                 550          7.60                    4,181
    Highest contract charges                12,063          6.88                   83,034
    Remaining contract charges              66,955            --                  471,280
 2008  Lowest contract charges                 695          5.36                    3,729
    Highest contract charges                15,969          4.92                   78,588
    Remaining contract charges              50,561            --                  257,613
 2007  Lowest contract charges                  71         10.97                      783
    Highest contract charges                12,062         10.19                  122,974
    Remaining contract charges              49,213            --                  514,353
 2006  Lowest contract charges                  71         10.02                      715
    Highest contract charges                 9,957          9.43                   93,881
    Remaining contract charges              50,696            --                  486,064

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MFS HIGH INCOME FUND
 2010  Lowest contract charges                  --              7.39%              14.86%
    Highest contract charges                  1.25%             7.42%              14.00%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              8.96%              46.89%
    Highest contract charges                  1.25%             8.95%              45.07%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              8.26%             (28.52)%
    Highest contract charges                  1.25%             8.28%             (29.40)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              7.70%               1.72%
    Highest contract charges                  1.25%             7.75%               0.45%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              7.28%              10.35%
    Highest contract charges                  1.25%             7.19%               8.98%
    Remaining contract charges                  --                --                  --
MFS INTERNATIONAL NEW DISCOVERY FUND
 2010  Lowest contract charges                  --              1.06%              20.92%
    Highest contract charges                  1.25%             1.16%              20.56%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.87%              45.78%
    Highest contract charges                  1.25%             1.49%              45.58%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.81%             (48.91)%
    Highest contract charges                  1.25%             1.75%             (44.67)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.23%             (11.01)%
    Highest contract charges                  1.23%             2.09%               7.40%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              4.23%              14.68%
    Highest contract charges                  1.25%             4.46%              25.28%
    Remaining contract charges                  --                --                  --
MFS MID CAP GROWTH FUND
 2010  Lowest contract charges                  --                --               28.05%
    Highest contract charges                  1.25%               --               27.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               41.63%
    Highest contract charges                  1.25%               --               39.87%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (51.12)%
    Highest contract charges                  1.25%               --              (51.73)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                9.49%
    Highest contract charges                  1.25%               --                8.13%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                2.18%
    Highest contract charges                  1.25%               --                0.91%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL FUND
 2010  Lowest contract charges                 616         $8.46                   $5,210
    Highest contract charges                26,240          8.29                  217,552
    Remaining contract charges              37,015            --                  309,918
 2009  Lowest contract charges               1,589          7.63                   12,126
    Highest contract charges                21,155          7.57                  160,111
    Remaining contract charges               1,657            --                   12,583
 2008  Lowest contract charges                 104          5.85                      607
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS TOTAL RETURN FUND
 2010  Lowest contract charges              29,351          9.75                  286,257
    Highest contract charges                20,572         11.00                  226,372
    Remaining contract charges              14,486            --                  147,514
 2009  Lowest contract charges               5,879         10.34                   60,772
    Highest contract charges                18,671         10.12                  188,976
    Remaining contract charges              10,786            --                   97,600
 2008  Lowest contract charges               1,155          8.80                   10,161
    Highest contract charges                 3,031          8.66                   26,257
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 149         11.32                    1,682
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS UTILITIES FUND
 2010  Lowest contract charges              25,109         10.27                  257,988
    Highest contract charges                 4,723         24.91                  117,624
    Remaining contract charges             238,112            --                3,792,837
 2009  Lowest contract charges               5,455         17.35                   94,652
    Highest contract charges                16,272         11.72                  190,743
    Remaining contract charges             222,648            --                3,267,919
 2008  Lowest contract charges               6,251         13.06                   81,622
    Highest contract charges                10,930         16.92                  184,959
    Remaining contract charges             193,751            --                2,153,604
 2007  Lowest contract charges               5,572         20.91                  116,484
    Highest contract charges                 9,248         27.43                  253,702
    Remaining contract charges             145,886            --                2,679,166
 2006  Lowest contract charges               3,312         16.39                   54,279
    Highest contract charges                 6,119         21.77                  133,231
    Remaining contract charges              91,248            --                1,441,658

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MFS RESEARCH INTERNATIONAL FUND
 2010  Lowest contract charges                0.03%             0.01%              10.37%
    Highest contract charges                  1.25%             1.96%               9.54%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.74%             3.79%              30.11%
    Highest contract charges                  1.24%             3.33%              29.46%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.91%            10.58%             (41.54)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS TOTAL RETURN FUND
 2010  Lowest contract charges                0.49%             2.80%               9.54%
    Highest contract charges                  1.25%             2.49%               8.72%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.65%             2.98%              17.51%
    Highest contract charges                  1.24%             2.99%              16.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.64%             3.55%             (22.99)%
    Highest contract charges                  1.24%             3.50%             (23.45)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.20%             2.97%               3.56%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS UTILITIES FUND
 2010  Lowest contract charges                  --              3.37%              13.12%
    Highest contract charges                  1.25%             3.31%              12.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              3.78%              32.87%
    Highest contract charges                  1.25%             4.09%              31.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.61%             (37.54)%
    Highest contract charges                  1.25%             2.62%             (38.32)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.98%              27.58%
    Highest contract charges                  1.24%             2.09%              26.00%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.82%              31.55%
    Highest contract charges                  1.25%             2.20%              29.92%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS VALUE FUND
 2010  Lowest contract charges             103,337         $9.07                 $936,818
    Highest contract charges                34,876          8.66                  302,090
    Remaining contract charges             241,013            --                2,813,877
 2009  Lowest contract charges               3,328         13.96                   46,461
    Highest contract charges                21,318          7.87                  167,840
    Remaining contract charges             169,933            --                1,964,910
 2008  Lowest contract charges               2,622         11.59                   30,384
    Highest contract charges                    13          6.62                       84
    Remaining contract charges             115,546            --                1,284,771
 2007  Lowest contract charges               3,244         17.25                   55,977
    Highest contract charges                 7,245         16.03                  116,150
    Remaining contract charges             100,251            --                1,675,089
 2006  Lowest contract charges               2,140         16.03                   34,312
    Highest contract charges                 6,655         15.09                  100,403
    Remaining contract charges              99,660            --                1,556,454
MFS RESEARCH BOND FUND
 2010  Lowest contract charges                  31         12.32                      381
    Highest contract charges                   740         12.64                    9,357
    Remaining contract charges               4,096            --                   49,470
 2009  Lowest contract charges               3,158         11.83                   37,365
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,025          9.93                   20,101
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges               1,239         10.72                   13,277
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS MASSACHUSETTS INVESTORS TRUST FUND
 2010  Lowest contract charges              16,408         17.99                  295,191
    Highest contract charges                 2,159         17.70                   38,208
    Remaining contract charges                 546            --                    9,754
 2009  Lowest contract charges                 105         16.14                    1,688
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS CORE GROWTH FUND
 2010  Lowest contract charges                 462         16.44                    7,593
    Highest contract charges                   161         16.38                    2,642
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  34         14.69                      503
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MFS VALUE FUND
 2010  Lowest contract charges                  --              0.79%              11.40%
    Highest contract charges                  1.25%             1.54%              10.02%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.79%              20.48%
    Highest contract charges                  1.24%             1.97%              19.00%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.36%             (32.85)%
    Highest contract charges                  0.47%             3.27%             (33.65)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.28%               7.61%
    Highest contract charges                  1.25%             1.21%               6.28%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              1.63%              20.67%
    Highest contract charges                  1.25%             1.40%              19.17%
    Remaining contract charges                  --                --                  --
MFS RESEARCH BOND FUND
 2010  Lowest contract charges                0.13%             1.68%               7.67%
    Highest contract charges                  1.25%             4.09%               6.86%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             5.24%              19.17%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.25%             5.65%              (7.36)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.88%             3.08%               2.42%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS MASSACHUSETTS INVESTORS TRUST FUND
 2010  Lowest contract charges                0.27%             0.94%              11.12%
    Highest contract charges                  1.20%             1.97%              10.13%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.10%             1.17%              61.37%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS CORE GROWTH FUND
 2010  Lowest contract charges                0.66%               --               11.76%
    Highest contract charges                  1.26%               --               11.53%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.59%             0.67%              46.88%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS CORE EQUITY FUND
 2010  Lowest contract charges                 223        $14.01                   $3,125
    Highest contract charges                   796          9.29                    7,401
    Remaining contract charges              83,808            --                  800,386
 2009  Lowest contract charges                 422          8.30                    3,502
    Highest contract charges                    37         11.98                      444
    Remaining contract charges              88,665            --                  726,487
 2008  Lowest contract charges              77,010          6.20                  477,617
    Highest contract charges                   470          6.13                    2,881
    Remaining contract charges              10,286            --                   63,479
 2007  Lowest contract charges              85,859         10.04                  861,933
    Highest contract charges                   490         10.00                    4,901
    Remaining contract charges              10,032            --                  100,532
MFS GOVERNMENT SECURITIES FUND
 2010  Lowest contract charges               1,471         11.56                   17,005
    Highest contract charges                47,812         11.18                  534,623
    Remaining contract charges             169,450            --                1,929,475
 2009  Lowest contract charges              24,178         10.96                  265,009
    Highest contract charges                45,511         10.82                  492,622
    Remaining contract charges              38,505            --                  419,458
 2008  Lowest contract charges                  45         10.53                      477
    Highest contract charges                   607         10.51                    6,379
    Remaining contract charges                  --            --                       --
MFS INTERNATIONAL VALUE FUND
 2010  Lowest contract charges              31,943         18.06                  577,020
    Highest contract charges                 1,035         17.66                   18,267
    Remaining contract charges               2,616            --                   46,444
 2009  Lowest contract charges                  67         16.45                    1,095
    Highest contract charges                 1,167         16.38                   19,119
    Remaining contract charges                  --            --                       --
MFS TECHNOLOGY FUND
 2010  Lowest contract charges               2,615         21.78                   56,954
    Highest contract charges                   174         21.70                    3,771
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 317         18.29                    5,795
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS CORE EQUITY SERIES
 2010  Lowest contract charges                 908         10.94                    9,935
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,895          9.40                   17,810
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,044          7.15                    7,460
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MFS CORE EQUITY FUND
 2010  Lowest contract charges                0.50%             0.84%              16.48%
    Highest contract charges                  1.25%             0.80%              15.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              3.28%              32.80%
    Highest contract charges                  0.55%             5.73%              19.77%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             0.53%             (38.22)%
    Highest contract charges                  1.25%             0.50%             (38.68)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%               --                0.39%
    Highest contract charges                  0.70%               --               (0.04)%
    Remaining contract charges                  --                --                  --
MFS GOVERNMENT SECURITIES FUND
 2010  Lowest contract charges                  --              1.54%               4.60%
    Highest contract charges                  1.25%             3.19%               3.30%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             3.60%               3.72%
    Highest contract charges                  1.24%             3.74%               2.95%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.26%             1.10%               5.29%
    Highest contract charges                  0.81%             2.70%               5.14%
    Remaining contract charges                  --                --                  --
MFS INTERNATIONAL VALUE FUND
 2010  Lowest contract charges                  --              1.88%               9.14%
    Highest contract charges                  1.25%             1.46%               7.78%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.08%             1.08%              64.50%
    Highest contract charges                  1.03%             4.23%              63.82%
    Remaining contract charges                  --                --                  --
MFS TECHNOLOGY FUND
 2010  Lowest contract charges                0.80%               --               18.86%
    Highest contract charges                  1.25%               --               18.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.02%               --               82.93%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS CORE EQUITY SERIES
 2010  Lowest contract charges                0.70%             0.91%              16.40%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             1.19%              31.51%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (39.58)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2010  Lowest contract charges               5,517        $12.29                  $67,780
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               3,173         10.78                   34,215
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,657          7.46                   12,367
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS INVESTORS GROWTH STOCK SERIES
 2010  Lowest contract charges                 805         11.25                    9,057
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               1,224         10.07                   12,323
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                 419          7.27                    3,040
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MFS UTILITIES SERIES
 2010  Lowest contract charges                 482         11.37                    5,481
    Highest contract charges                11,361         13.30                  151,090
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 408         11.86                    4,836
    Highest contract charges                11,567         11.77                  136,115
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               1,834          8.95                   16,403
    Highest contract charges                10,854          8.90                   96,555
    Remaining contract charges                  --            --                       --
BLACKROCK GLOBAL ALLOCATION FUND
 2010  Lowest contract charges             225,637         10.45                2,359,007
    Highest contract charges                62,359         13.39                  834,840
    Remaining contract charges             303,933            --                3,672,801
 2009  Lowest contract charges             172,701          9.55                1,649,424
    Highest contract charges                43,412         12.34                  535,709
    Remaining contract charges             126,319            --                1,414,709
 2008  Lowest contract charges             139,233          7.88                1,096,998
    Highest contract charges                17,898         10.27                  183,854
    Remaining contract charges              79,298            --                  732,819
 2007  Lowest contract charges              46,656         11.70                  546,045
    Highest contract charges                78,724         13.09                1,030,819
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MFS HIGH INCOME SERIES
 2010  Lowest contract charges                0.70%             5.08%              13.93%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             7.48%              44.07%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (28.99)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2010  Lowest contract charges                0.70%             0.41%              11.69%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             0.37%              38.58%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (37.31)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MFS UTILITIES SERIES
 2010  Lowest contract charges                  --                --               13.68%
    Highest contract charges                  0.70%             2.91%              13.01%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.45%             9.29%              32.62%
    Highest contract charges                  0.70%             4.68%              32.29%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.45%               --              (36.22)%
    Highest contract charges                  0.70%               --              (38.11)%
    Remaining contract charges                  --                --                  --
BLACKROCK GLOBAL ALLOCATION FUND
 2010  Lowest contract charges                0.35%             1.33%               9.47%
    Highest contract charges                  1.25%             1.40%               8.49%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.10%              21.22%
    Highest contract charges                  1.25%             2.40%              20.13%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.48%             (20.84)%
    Highest contract charges                  1.27%             6.69%             (21.55)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.49%             6.54%              15.85%
    Highest contract charges                  1.24%             5.68%              15.26%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND
 2010  Lowest contract charges               7,830         $5.87                  $45,974
    Highest contract charges                 1,118          6.79                    7,594
    Remaining contract charges               9,617            --                   65,993
 2009  Lowest contract charges               4,901          5.67                   27,773
    Highest contract charges                   708          6.62                    4,687
    Remaining contract charges               9,518            --                   63,404
 2008  Lowest contract charges               2,633          4.33                   11,408
    Highest contract charges                   181          5.10                      922
    Remaining contract charges               8,546            --                   44,087
 2007  Lowest contract charges               1,378          9.10                   12,539
    Highest contract charges                     5         10.82                       57
    Remaining contract charges              11,105            --                  120,870
BLACKROCK LARGE CAP CORE FUND
 2010  Lowest contract charges              29,446          8.23                  242,219
    Highest contract charges                 2,641          9.67                   25,541
    Remaining contract charges               5,393            --                   42,349
 2009  Lowest contract charges              26,713          7.44                  198,618
    Highest contract charges                 2,888          8.82                   25,471
    Remaining contract charges               6,981            --                   49,683
 2008  Lowest contract charges              23,784          6.19                  147,321
    Highest contract charges                 2,085          7.41                   15,460
    Remaining contract charges               5,453            --                   32,454
 2007  Lowest contract charges              10,397          9.57                   99,474
    Highest contract charges                14,104         12.01                  169,337
    Remaining contract charges                  --            --                       --
BLACKROCK VALUE OPPORTUNITIES FUND
 2010  Lowest contract charges               2,485         10.01                   24,879
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,509          7.91                   19,840
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               2,018          6.27                   12,658
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 427         10.81                    4,610
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BLACKROCK GLOBAL FINANCIAL SERVICES
 FUND
 2010  Lowest contract charges                0.35%             1.06%               3.62%
    Highest contract charges                  1.25%             1.01%               2.69%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.73%              30.81%
    Highest contract charges                  1.24%             0.79%              29.64%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.49%             (52.39)%
    Highest contract charges                  1.22%             7.45%             (52.82)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             1.03%              (9.01)%
    Highest contract charges                  0.70%             7.01%              (7.75)%
    Remaining contract charges                  --                --                  --
BLACKROCK LARGE CAP CORE FUND
 2010  Lowest contract charges                0.35%             0.58%              10.63%
    Highest contract charges                  1.25%             0.51%               9.64%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.13%              20.04%
    Highest contract charges                  1.25%             1.39%              18.97%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (37.69)%
    Highest contract charges                  1.28%               --              (38.25)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%               --               (3.14)%
    Highest contract charges                  1.24%               --                3.56%
    Remaining contract charges                  --                --                  --
BLACKROCK VALUE OPPORTUNITIES FUND
 2010  Lowest contract charges                1.25%             0.01%              26.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             0.13%              26.05%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.25%               --              (41.97)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.09%               --               (2.58)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND
 2010  Lowest contract charges              12,522        $10.05                 $125,813
    Highest contract charges                 8,760         11.70                  102,453
    Remaining contract charges              24,994            --                  260,177
 2009  Lowest contract charges               3,333          8.27                   27,557
    Highest contract charges                 5,674          9.71                   55,092
    Remaining contract charges              19,983            --                  177,108
 2008  Lowest contract charges               4,358          6.30                   27,452
    Highest contract charges                 1,549          7.33                   11,358
    Remaining contract charges               5,907            --                   43,812
 2007  Lowest contract charges               2,862         10.74                   30,748
    Highest contract charges                   957         12.60                   12,053
    Remaining contract charges               2,611            --                   33,202
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
 2010  Lowest contract charges               1,946         11.19                   21,779
    Highest contract charges                14,455         12.15                  175,689
    Remaining contract charges              63,188            --                  628,883
 2009  Lowest contract charges                 661          8.94                    5,909
    Highest contract charges                17,223          9.79                  168,661
    Remaining contract charges              18,656            --                  148,996
 2008  Lowest contract charges                 467          6.63                    3,097
    Highest contract charges                 6,004          7.33                   44,007
    Remaining contract charges                 537            --                    3,985
 2007  Lowest contract charges                 338         11.70                    3,951
    Highest contract charges                 1,641         11.59                   19,010
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 117         11.30                    1,319
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
BLACKROCK INTERNATIONAL OPPORTUNITIES
 PORTFOLIO
 2010  Lowest contract charges                 329         11.71                    3,856
    Highest contract charges                 2,456         11.64                   28,585
    Remaining contract charges                 290            --                    3,386

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND
 2010  Lowest contract charges                0.35%               --               21.53%
    Highest contract charges                  1.25%               --               20.44%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.05%               --               33.67%
    Highest contract charges                  1.24%               --               32.47%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%               --              (41.37)%
    Highest contract charges                  1.25%               --              (41.81)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.44%               --                5.80%
    Highest contract charges                  1.23%               --               12.63%
    Remaining contract charges                  --                --                  --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
 2010  Lowest contract charges                0.35%               --               25.24%
    Highest contract charges                  1.25%               --               24.12%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.35%              34.81%
    Highest contract charges                  1.25%             0.36%              33.60%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.23%               --              (33.70)%
    Highest contract charges                  1.25%               --              (36.75)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.64%               --                3.22%
    Highest contract charges                  1.24%               --                2.60%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.71%               --               10.63%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
BLACKROCK INTERNATIONAL OPPORTUNITIES
 PORTFOLIO
 2010  Lowest contract charges                0.16%             1.37%              10.36%
    Highest contract charges                  0.29%             0.85%               9.81%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MUNDER MIDCAP CORE GROWTH FUND
 2010  Lowest contract charges                 234        $27.89                   $6,521
    Highest contract charges                 6,476         12.12                   78,523
    Remaining contract charges             141,748            --                1,791,890
 2009  Lowest contract charges                 181         22.28                    4,041
    Highest contract charges                 4,458          9.81                   43,718
    Remaining contract charges              43,844            --                  454,454
 2008  Lowest contract charges                  99         16.84                    1,668
    Highest contract charges                 3,146          7.50                   23,585
    Remaining contract charges              36,996            --                  283,759
 2007  Lowest contract charges                  29         29.89                      863
    Highest contract charges                 1,216         13.45                   16,353
    Remaining contract charges              21,261            --                  289,109
 2006  Lowest contract charges               4,640         11.43                   53,029
    Highest contract charges                   151         11.29                    1,707
    Remaining contract charges               7,202            --                   80,972
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2010  Lowest contract charges                 101         17.45                    1,758
    Highest contract charges                 1,211         11.86                   14,354
    Remaining contract charges              20,059            --                  291,030
 2009  Lowest contract charges                  91         15.83                    1,442
    Highest contract charges                 1,204          9.76                   11,748
    Remaining contract charges               8,172            --                   84,584
 2008  Lowest contract charges                  90         10.98                      992
    Highest contract charges                 1,183          7.61                    9,005
    Remaining contract charges               5,843            --                   46,514
 2007  Lowest contract charges                  79         18.40                    1,454
    Highest contract charges                   893         12.61                   11,263
    Remaining contract charges               3,024            --                   39,572
 2006  Lowest contract charges               1,193         12.25                   14,616
    Highest contract charges                   501         11.90                    5,967
    Remaining contract charges                 161            --                    1,958
OAKMARK INTERNATIONAL SMALL CAP FUND
 2010  Lowest contract charges              42,094         29.80                1,254,262
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              78,988         24.60                1,943,358
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              68,297         14.74                1,006,972
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges              76,081         27.25                2,073,425
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges              74,930         29.83                2,235,486
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
MUNDER MIDCAP CORE GROWTH FUND
 2010  Lowest contract charges                  --                --               25.18%
    Highest contract charges                  1.25%               --               23.63%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.17%              32.30%
    Highest contract charges                  1.25%             0.16%              30.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (43.66)%
    Highest contract charges                  1.25%               --              (44.27)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               18.89%
    Highest contract charges                  1.24%               --               19.15%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%               --               11.19%
    Highest contract charges                  1.25%             0.02%              10.20%
    Remaining contract charges                  --                --                  --
NEUBERGER BERMAN SOCIALLY RESPONSIVE
 FUND
 2010  Lowest contract charges                  --              0.52%              22.37%
    Highest contract charges                  1.25%             0.50%              21.04%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               29.87%
    Highest contract charges                  1.25%               --               28.26%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.52%             (40.33)%
    Highest contract charges                  1.25%             0.55%             (39.66)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.85%               3.37%
    Highest contract charges                  1.24%             0.65%               5.98%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             0.30%              13.82%
    Highest contract charges                  1.24%             0.10%              12.80%
    Remaining contract charges                  --                --                  --
OAKMARK INTERNATIONAL SMALL CAP FUND
 2010  Lowest contract charges                0.35%             0.34%              21.11%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.90%              66.87%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             7.59%             (45.90)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             0.76%              (8.65)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             2.52%              34.43%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THE OAKMARK EQUITY AND INCOME FUND
 2010  Lowest contract charges             567,747        $10.87               $6,173,443
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2010  Lowest contract charges              75,768         11.27                  853,536
    Highest contract charges                 9,905         10.54                  104,394
    Remaining contract charges              57,809            --                  626,617
 2009  Lowest contract charges               3,437         10.79                   37,086
    Highest contract charges                10,171          9.78                   99,455
    Remaining contract charges             144,671            --                1,479,332
 2008  Lowest contract charges               1,823          7.51                   13,698
    Highest contract charges                10,338          6.90                   71,288
    Remaining contract charges             135,522            --                  972,546
 2007  Lowest contract charges               1,158         13.89                   16,078
    Highest contract charges                 9,661         12.91                  124,686
    Remaining contract charges             134,977            --                1,798,317
 2006  Lowest contract charges               1,757         12.21                   21,449
    Highest contract charges                 8,741         11.49                  100,411
    Remaining contract charges             137,914            --                1,623,463
OPPENHEIMER GLOBAL FUND
 2010  Lowest contract charges              14,942         82.73                1,236,163
    Highest contract charges                28,341         16.31                  462,325
    Remaining contract charges             231,251            --                3,418,627
 2009  Lowest contract charges               3,460         71.52                  247,428
    Highest contract charges                26,279         14.28                  375,249
    Remaining contract charges             153,905            --                2,304,188
 2008  Lowest contract charges               3,294         51.38                  169,252
    Highest contract charges                24,595         10.39                  255,464
    Remaining contract charges             168,487            --                1,828,368
 2007  Lowest contract charges               5,339         87.12                  465,094
    Highest contract charges                21,962         17.83                  391,687
    Remaining contract charges             156,041            --                2,880,187
 2006  Lowest contract charges               5,128         82.21                  421,554
    Highest contract charges                18,295         17.04                  311,784
    Remaining contract charges             157,756            --                2,765,668

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
THE OAKMARK EQUITY AND INCOME FUND
 2010  Lowest contract charges                  --              1.26%               9.50%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                0.50%               --                8.60%
    Highest contract charges                  1.25%               --                7.79%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               43.58%
    Highest contract charges                  1.25%               --               41.80%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (45.90)%
    Highest contract charges                  1.25%               --              (46.57)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               13.77%
    Highest contract charges                  1.25%               --               12.35%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --                --                7.50%
    Highest contract charges                  1.25%               --                6.17%
    Remaining contract charges                  --                --                  --
OPPENHEIMER GLOBAL FUND
 2010  Lowest contract charges                  --              1.39%              15.68%
    Highest contract charges                  1.25%             0.96%              14.24%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.64%              39.20%
    Highest contract charges                  1.25%             0.66%              37.48%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.04%             (41.03)%
    Highest contract charges                  1.25%             1.55%             (41.76)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.11%               5.97%
    Highest contract charges                  1.25%             1.14%               4.65%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.81%              17.38%
    Highest contract charges                  1.25%             0.87%              15.92%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
 2010  Lowest contract charges                 350         $9.04                   $3,166
    Highest contract charges                 8,021         12.99                  104,170
    Remaining contract charges              14,675            --                  171,467
 2009  Lowest contract charges                 242          7.92                    1,916
    Highest contract charges                 6,918         11.47                   79,313
    Remaining contract charges               9,584            --                  107,233
 2008  Lowest contract charges                 732          8.56                    6,262
    Highest contract charges                 2,443          8.43                   20,582
    Remaining contract charges               8,021            --                   68,283
 2007  Lowest contract charges                 412         14.73                    6,065
    Highest contract charges                   176         14.59                    2,567
    Remaining contract charges                  --            --                       --
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges               1,104          8.60                    9,490
    Highest contract charges                10,182          8.41                   85,669
    Remaining contract charges               1,543            --                   13,221
 2009  Lowest contract charges                 968          7.47                    7,234
    Highest contract charges                 6,335          7.36                   46,617
    Remaining contract charges                 766            --                    5,712
 2008  Lowest contract charges                  45          5.79                      257
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER GLOBAL STRATEGIC INCOME
 FUND+
 2010  Lowest contract charges                  91         12.20                    1,111
    Highest contract charges                 8,517         13.13                  111,858
    Remaining contract charges               5,657            --                   67,843
 2009  Lowest contract charges                  18         10.57                      194
    Highest contract charges                 5,681         11.47                   65,143
    Remaining contract charges                 661            --                    6,893
 2008  Lowest contract charges                  17          8.70                      148
    Highest contract charges                 1,461          9.50                   13,886
    Remaining contract charges                 115            --                      984
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2010  Lowest contract charges              30,348          9.25                  280,828
    Highest contract charges                29,941         10.55                  315,988
    Remaining contract charges              80,382            --                  792,202
 2009  Lowest contract charges              23,804          7.54                  179,495
    Highest contract charges                28,454          8.68                  246,919
    Remaining contract charges              52,665            --                  446,937
 2008  Lowest contract charges              16,584          5.53                   91,635
    Highest contract charges                18,782          6.42                  120,509
    Remaining contract charges              40,838            --                  260,153
 2007  Lowest contract charges               6,651          8.98                   59,752
    Highest contract charges                10,348         10.53                  108,939
    Remaining contract charges              14,805            --                  155,190

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
 2010  Lowest contract charges                0.52%             0.79%              14.12%
    Highest contract charges                  1.25%             0.62%              13.27%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.01%               --               37.09%
    Highest contract charges                  1.25%             1.08%              36.07%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.65%             1.00%             (41.89)%
    Highest contract charges                  1.24%             2.03%             (42.24)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.63%             1.92%              11.65%
    Highest contract charges                  1.22%             2.91%              10.99%
    Remaining contract charges                  --                --                  --
OPPENHEIMER MAIN STREET FUND
 2010  Lowest contract charges                0.65%             0.63%              15.03%
    Highest contract charges                  1.25%             0.71%              14.34%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.64%             1.32%              27.94%
    Highest contract charges                  1.24%             1.80%              27.17%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.22%             6.59%             (39.50)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
OPPENHEIMER GLOBAL STRATEGIC INCOME
 FUND+
 2010  Lowest contract charges                0.46%             6.41%              15.30%
    Highest contract charges                  1.25%             6.50%              14.44%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.37%             6.93%              21.56%
    Highest contract charges                  1.24%             6.72%              20.65%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.13%             6.51%             (16.97)%
    Highest contract charges                  1.20%             6.14%             (17.59)%
    Remaining contract charges                  --                --                  --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2010  Lowest contract charges                0.35%               --               22.72%
    Highest contract charges                  1.25%               --               21.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.28%              36.47%
    Highest contract charges                  1.25%             0.28%              35.25%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (38.50)%
    Highest contract charges                  1.25%               --              (39.05)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             0.31%             (10.15)%
    Highest contract charges                  1.23%             0.57%              (2.77)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
 2010  Lowest contract charges               4,935        $76.30                 $376,497
    Highest contract charges                 2,225         57.38                  127,697
    Remaining contract charges              80,008            --                2,995,899
 2009  Lowest contract charges              21,236         48.59                1,031,837
    Highest contract charges                   922         45.76                   42,192
    Remaining contract charges              12,338            --                  579,874
 2008  Lowest contract charges              19,079         26.83                  511,894
    Highest contract charges                   772         25.49                   19,669
    Remaining contract charges              13,581            --                  354,211
 2007  Lowest contract charges              15,227         51.81                  788,849
    Highest contract charges                   505         49.67                   25,080
    Remaining contract charges              13,231            --                  669,645
 2006  Lowest contract charges              13,772         38.84                  534,909
    Highest contract charges                   288         37.57                   10,814
    Remaining contract charges              10,406            --                  396,801
OPPENHEIMER EQUITY FUND
 2010  Lowest contract charges               1,074         10.81                   11,606
    Highest contract charges                    63         10.52                      663
    Remaining contract charges               7,118            --                   76,254
 2009  Lowest contract charges               6,861          9.65                   66,174
    Highest contract charges                    35          9.51                      333
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               5,961          7.01                   41,781
    Highest contract charges                   352          6.94                    2,445
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                 112         12.59                    1,410
    Highest contract charges                    20         12.51                      249
    Remaining contract charges                  --            --                       --
OPPENHEIMER CAPITAL INCOME FUND
 2010  Lowest contract charges                  23          8.84                      207
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  12          8.02                       99
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
 2010  Lowest contract charges                  --              0.15%              26.98%
    Highest contract charges                  1.25%             0.26%              25.41%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.55%              81.10%
    Highest contract charges                  1.24%             0.39%              79.48%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.55%             (48.21)%
    Highest contract charges                  1.25%             1.67%             (48.68)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             1.00%              33.39%
    Highest contract charges                  1.24%             1.12%              32.20%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             4.29%              24.75%
    Highest contract charges                  1.25%             2.36%              23.63%
    Remaining contract charges                  --                --                  --
OPPENHEIMER EQUITY FUND
 2010  Lowest contract charges                0.60%             0.67%              11.29%
    Highest contract charges                  1.27%             0.76%              10.62%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             0.77%              37.61%
    Highest contract charges                  1.25%             0.06%              37.06%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.84%             0.39%             (44.31)%
    Highest contract charges                  1.24%             0.52%             (44.53)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%             4.52%               9.79%
    Highest contract charges                  0.91%               --                9.36%
    Remaining contract charges                  --                --                  --
OPPENHEIMER CAPITAL INCOME FUND
 2010  Lowest contract charges                1.21%             4.95%              10.25%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.55%             1.17%              16.64%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
 2010  Lowest contract charges               8,528        $12.95                 $110,471
    Highest contract charges               103,675         14.19                1,470,779
    Remaining contract charges             243,694            --                3,233,078
 2009  Lowest contract charges              10,691         12.09                  129,260
    Highest contract charges                88,904         13.36                1,187,797
    Remaining contract charges             129,923            --                1,630,972
 2008  Lowest contract charges               8,500         10.69                   90,890
    Highest contract charges                28,409         11.92                  338,707
    Remaining contract charges              52,772            --                  600,633
 2007  Lowest contract charges               4,953         10.80                   53,505
    Highest contract charges                 6,896         12.15                   83,800
    Remaining contract charges              12,981            --                  158,838
 2006  Lowest contract charges                 116         10.83                    1,259
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
OPPENHEIMER SMALL- & MID- CAP VALUE
 FUND
 2010  Lowest contract charges              28,185          8.32                  234,500
    Highest contract charges                15,967         10.70                  170,809
    Remaining contract charges              60,487            --                  608,682
 2009  Lowest contract charges              24,875          6.93                  172,297
    Highest contract charges                12,436          8.99                  111,757
    Remaining contract charges              39,893            --                  336,322
 2008  Lowest contract charges              20,972          4.81                  100,799
    Highest contract charges                 6,726          6.29                   42,320
    Remaining contract charges              31,705            --                  185,131
 2007  Lowest contract charges              15,666          9.63                  150,913
    Highest contract charges                 4,036         12.72                   51,355
    Remaining contract charges              31,012            --                  353,166
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2010  Lowest contract charges              11,941          9.31                  111,165
    Highest contract charges                19,870         10.81                  214,879
    Remaining contract charges              25,081            --                  222,224
 2009  Lowest contract charges               8,042          8.00                   64,308
    Highest contract charges                17,176          9.37                  160,979
    Remaining contract charges              23,084            --                  176,117
 2008  Lowest contract charges               6,437          6.08                   39,167
    Highest contract charges                10,162          7.20                   73,121
    Remaining contract charges              17,510            --                  101,927
 2007  Lowest contract charges               6,239          9.52                   59,424
    Highest contract charges                 6,171         11.86                   73,207
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                 109         11.60                    1,266
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
 2010  Lowest contract charges                0.35%             3.79%               7.50%
    Highest contract charges                  1.25%             3.84%               6.54%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.20%              13.07%
    Highest contract charges                  1.24%             4.32%              12.06%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             6.02%              (1.00)%
    Highest contract charges                  1.24%             6.82%              (1.89)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             7.39%               8.02%
    Highest contract charges                  1.23%            10.25%              12.23%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.70%             2.16%               9.14%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
OPPENHEIMER SMALL- & MID- CAP VALUE
 FUND
 2010  Lowest contract charges                0.35%               --               20.12%
    Highest contract charges                  1.25%               --               19.05%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               44.11%
    Highest contract charges                  1.24%               --               42.82%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (50.11)%
    Highest contract charges                  1.25%               --              (50.55)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%               --               (3.67)%
    Highest contract charges                  1.23%               --                7.78%
    Remaining contract charges                  --                --                  --
OPPENHEIMER MAIN STREET OPPORTUNITY
 FUND
 2010  Lowest contract charges                0.35%               --               16.43%
    Highest contract charges                  1.25%               --               15.38%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.48%              31.42%
    Highest contract charges                  1.25%             0.53%              30.25%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.73%             (38.79)%
    Highest contract charges                  1.25%             0.87%             (39.34)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%             3.91%              (3.68)%
    Highest contract charges                  1.23%             2.09%               2.28%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.68%             2.05%              12.70%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL METALS FUND
 2010  Lowest contract charges               5,870        $19.93                 $116,988
    Highest contract charges                21,853         29.04                  634,600
    Remaining contract charges              59,059            --                1,336,268
 2009  Lowest contract charges               1,162         10.69                   12,422
    Highest contract charges                18,375         19.03                  349,713
    Remaining contract charges              25,246            --                  395,281
 2008  Lowest contract charges                 441          5.98                    2,637
    Highest contract charges                 8,661         10.75                   93,081
    Remaining contract charges               9,442            --                   87,980
 2007  Lowest contract charges               5,433         17.98                   97,702
    Highest contract charges                 1,760         17.87                   31,447
    Remaining contract charges                  --            --                       --
OPPENHEIMER REAL ESTATE FUND
 2010  Lowest contract charges              19,288          8.69                  167,624
    Highest contract charges                 8,743          8.02                   70,076
    Remaining contract charges               4,680            --                   38,948
 2009  Lowest contract charges                 474          6.48                    3,071
    Highest contract charges                 8,686          6.38                   55,431
    Remaining contract charges                 945            --                    6,354
 2008  Lowest contract charges                  22          5.25                      116
    Highest contract charges                     5          4.97                       26
    Remaining contract charges                  31            --                      156
PUTNAM GLOBAL EQUITY FUND
 2010  Lowest contract charges               2,667          9.15                   24,409
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               2,888          8.39                   24,242
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               3,120          6.50                   20,286
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM HIGH YIELD FUND
 2010  Lowest contract charges             140,058         13.16                1,842,956
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges             166,687         11.62                1,936,798
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              56,327          7.79                  438,852
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
OPPENHEIMER GOLD & SPECIAL METALS FUND
 2010  Lowest contract charges                  --             22.15%              54.50%
    Highest contract charges                  1.25%            11.56%              52.59%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             3.29%              78.69%
    Highest contract charges                  1.25%             2.92%              77.09%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.21%             8.98%             (40.17)%
    Highest contract charges                  1.24%             3.11%             (39.86)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.84%             4.00%              29.18%
    Highest contract charges                  1.23%             3.54%              28.66%
    Remaining contract charges                  --                --                  --
OPPENHEIMER REAL ESTATE FUND
 2010  Lowest contract charges                0.42%             0.83%              26.54%
    Highest contract charges                  1.25%             1.11%              25.60%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.65%             2.36%              29.13%
    Highest contract charges                  1.24%             2.14%              28.35%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.30%               --              (39.73)%
    Highest contract charges                    --                --              (40.03)%
    Remaining contract charges                  --                --                  --
PUTNAM GLOBAL EQUITY FUND
 2010  Lowest contract charges                0.70%             2.13%               9.07%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%               --               29.07%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (45.73)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM HIGH YIELD FUND
 2010  Lowest contract charges                0.70%             9.18%              13.25%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             6.62%              49.14%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (26.58)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges              22,962        $10.82                 $248,467
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              23,122          9.71                  224,559
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              14,365          7.07                  101,535
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges              36,529         11.60                  423,913
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM SMALL CAP VALUE FUND
 2010  Lowest contract charges              49,621          9.25                  459,128
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges              37,472          7.40                  277,138
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              24,334          5.66                  137,785
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PIONEER CULLENVALUE FUND
 2010  Lowest contract charges                  19         11.09                      215
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PIONEER EMERGING MARKETS FUND
 2010  Lowest contract charges              42,303         10.29                  435,301
    Highest contract charges                36,331         10.01                  363,768
    Remaining contract charges              69,755            --                  698,137
 2009  Lowest contract charges               3,300          8.90                   29,383
    Highest contract charges                33,796          8.73                  294,975
    Remaining contract charges              27,557            --                  239,685
 2008  Lowest contract charges                 208          4.96                    1,032
    Highest contract charges                 1,488          5.09                    7,578
    Remaining contract charges                 784            --                    3,870
PIONEER OAK RIDGE SMALL CAP GROWTH
 FUND
 2010  Lowest contract charges                 171         20.76                    3,552
    Highest contract charges                   159         20.57                    3,269
    Remaining contract charges               1,626            --                   33,562
 2009  Lowest contract charges                  69         16.22                    1,125
    Highest contract charges                     4         16.16                       68
    Remaining contract charges                 121            --                    1,954

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges                0.70%             2.85%              11.42%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             1.06%              37.40%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (42.88)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges                0.19%               --               16.05%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM SMALL CAP VALUE FUND
 2010  Lowest contract charges                0.70%             0.26%              25.11%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             1.77%              30.62%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.70%               --              (39.79)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PIONEER CULLENVALUE FUND
 2010  Lowest contract charges                0.33%             1.83%               4.98%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PIONEER EMERGING MARKETS FUND
 2010  Lowest contract charges                0.50%               --               15.58%
    Highest contract charges                  1.25%               --               14.72%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             0.50%              72.70%
    Highest contract charges                  1.24%             0.34%              71.41%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.77%            20.54%             (59.34)%
    Highest contract charges                  1.20%             7.43%             (59.54)%
    Remaining contract charges                  --                --                  --
PIONEER OAK RIDGE SMALL CAP GROWTH
 FUND
 2010  Lowest contract charges                0.75%               --               27.95%
    Highest contract charges                  1.25%               --               27.32%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.08%               --               62.25%
    Highest contract charges                    --                --               61.58%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL CAP VALUE FUND
 2010  Lowest contract charges              21,448        $11.10                 $238,028
    Highest contract charges                26,183         10.88                  284,815
    Remaining contract charges              43,160            --                  474,187
 2009  Lowest contract charges               7,691          8.93                   68,686
    Highest contract charges                20,997          8.82                  185,180
    Remaining contract charges              42,892            --                  380,752
 2008  Lowest contract charges                 244          7.24                    1,770
    Highest contract charges                   131          7.21                      946
    Remaining contract charges                 455            --                    3,279
ALLIANZ NFJ DIVIDEND VALUE FUND
 2010  Lowest contract charges              48,420          8.38                  405,758
    Highest contract charges                57,273          8.21                  470,429
    Remaining contract charges              70,055            --                  581,287
 2009  Lowest contract charges               6,881          7.45                   51,247
    Highest contract charges                26,677          7.36                  196,215
    Remaining contract charges              22,293            --                  165,068
 2008  Lowest contract charges                  96          6.60                      636
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MANAGERS CADENCE MID-CAP FUND+
 2010  Lowest contract charges                  75         11.27                      847
    Highest contract charges                 2,861         10.97                   31,372
    Remaining contract charges               1,487            --                   13,474
 2009  Lowest contract charges                  75          8.97                      674
    Highest contract charges                 2,362          8.78                   20,739
    Remaining contract charges               1,420            --                   10,279
 2008  Lowest contract charges               1,193          7.10                    8,475
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PIMCO TOTAL RETURN
 2010  Lowest contract charges              54,825         13.82                  757,723
    Highest contract charges               223,661         13.67                3,056,841
    Remaining contract charges             871,525            --               11,724,258
 2009  Lowest contract charges              21,674         11.97                  259,483
    Highest contract charges               191,710         12.77                2,447,620
    Remaining contract charges             313,650            --                3,975,132
 2008  Lowest contract charges              11,298         10.60                  119,743
    Highest contract charges                24,364         11.41                  277,881
    Remaining contract charges              61,885            --                  705,183
 2007  Lowest contract charges               5,490         10.75                   59,017
    Highest contract charges                 7,094         11.07                   78,536
    Remaining contract charges               7,115            --                   79,363

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANZ NFJ SMALL CAP VALUE FUND
 2010  Lowest contract charges                0.50%             2.23%              24.27%
    Highest contract charges                  1.25%             1.87%              23.34%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             3.15%              23.33%
    Highest contract charges                  1.24%             3.48%              22.41%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.32%             9.18%             (27.59)%
    Highest contract charges                  0.78%             7.42%             (27.95)%
    Remaining contract charges                  --                --                  --
ALLIANZ NFJ DIVIDEND VALUE FUND
 2010  Lowest contract charges                0.50%             3.57%              12.51%
    Highest contract charges                  1.25%             3.28%              11.67%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             4.97%              12.35%
    Highest contract charges                  1.24%             4.77%              11.51%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.83%             4.28%             (34.04)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MANAGERS CADENCE MID-CAP FUND+
 2010  Lowest contract charges                0.59%             0.13%              25.63%
    Highest contract charges                  1.25%             0.14%              24.88%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.63%               --               24.39%
    Highest contract charges                  1.25%               --               23.65%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.25%               --              (45.34)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PIMCO TOTAL RETURN
 2010  Lowest contract charges                  --              1.50%               8.40%
    Highest contract charges                  1.25%             2.74%               7.05%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             4.95%              12.95%
    Highest contract charges                  1.24%             4.78%              11.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             4.65%               3.96%
    Highest contract charges                  1.24%             4.67%               3.02%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%             2.69%               7.50%
    Highest contract charges                  1.23%             4.70%               7.24%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND FUND
 2010  Lowest contract charges              24,404        $12.54                 $305,942
    Highest contract charges                18,892         13.76                  259,941
    Remaining contract charges              47,864            --                  598,765
 2009  Lowest contract charges              20,667         11.18                  231,138
    Highest contract charges                26,880         12.37                  332,425
    Remaining contract charges              18,264            --                  209,057
 2008  Lowest contract charges              16,931          8.64                  146,302
    Highest contract charges                 9,926          9.63                   95,553
    Remaining contract charges               3,192            --                   28,402
 2007  Lowest contract charges              12,976         10.14                  131,589
    Highest contract charges                 3,860         11.38                   43,941
    Remaining contract charges                  --            --                       --
PIMCO REAL RETURN FUND
 2010  Lowest contract charges             355,118         10.78                3,826,540
    Highest contract charges                82,956         13.39                1,110,705
    Remaining contract charges             362,137            --                4,839,945
 2009  Lowest contract charges               7,516         10.79                   81,098
    Highest contract charges                68,683         12.47                  856,495
    Remaining contract charges             374,900            --                4,669,008
 2008  Lowest contract charges                 115         10.27                    1,182
    Highest contract charges                23,611         10.80                  254,930
    Remaining contract charges             155,866            --                1,723,821
 2007  Lowest contract charges               4,574         10.96                   50,134
    Highest contract charges                14,467         11.74                  169,836
    Remaining contract charges             101,593            --                1,224,515
 2006  Lowest contract charges               1,490         10.65                   15,867
    Highest contract charges                 9,362         10.70                  100,127
    Remaining contract charges              63,967            --                  697,476
PIONEER FUND
 2010  Lowest contract charges               1,608          8.92                   14,341
    Highest contract charges                 7,712         10.80                   83,294
    Remaining contract charges              11,142            --                  105,233
 2009  Lowest contract charges                  15          7.75                      119
    Highest contract charges                   911          9.45                    8,607
    Remaining contract charges                  33            --                      257

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PIMCO EMERGING MARKETS BOND FUND
 2010  Lowest contract charges                0.50%             4.60%              12.10%
    Highest contract charges                  1.25%             4.61%              11.26%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             6.35%              29.43%
    Highest contract charges                  1.24%             6.09%              28.46%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             6.39%             (14.79)%
    Highest contract charges                  1.25%             6.47%             (15.43)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%             3.24%               3.57%
    Highest contract charges                  1.24%             5.47%               3.90%
    Remaining contract charges                  --                --                  --
PIMCO REAL RETURN FUND
 2010  Lowest contract charges                  --              2.12%               8.94%
    Highest contract charges                  1.25%             2.97%               6.02%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.44%              14.18%
    Highest contract charges                  1.24%             2.58%              15.50%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.59%              (6.87)%
    Highest contract charges                  1.25%             3.45%              (8.03)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              4.56%               2.91%
    Highest contract charges                  1.24%             4.40%               9.76%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.32%              (3.88)%
    Highest contract charges                  1.23%             2.21%              (1.39)%
    Remaining contract charges                  --                --                  --
PIONEER FUND
 2010  Lowest contract charges                0.50%             1.02%              15.14%
    Highest contract charges                  1.25%             1.04%              14.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.02%             0.27%              23.62%
    Highest contract charges                  1.25%             2.09%              22.69%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PIONEER HIGH YIELD FUND
 2010  Lowest contract charges              64,751        $12.66                 $819,724
    Highest contract charges                18,501         13.40                  247,844
    Remaining contract charges              56,022            --                  695,481
 2009  Lowest contract charges              55,822         10.14                  566,031
    Highest contract charges                35,238         11.54                  406,485
    Remaining contract charges              61,250            --                  666,787
 2008  Lowest contract charges                  74          6.25                      465
    Highest contract charges                 8,733          7.20                   62,881
    Remaining contract charges              32,113            --                  217,349
 2007  Lowest contract charges               6,593         10.70                   70,558
    Highest contract charges                 2,821         11.58                   32,669
    Remaining contract charges                  68            --                      787
PIONEER STRATEGIC INCOME FUND
 2010  Lowest contract charges              32,406         13.41                  434,493
    Highest contract charges                22,127         13.55                  299,912
    Remaining contract charges              83,619            --                1,120,947
 2009  Lowest contract charges              18,092         11.87                  214,775
    Highest contract charges                22,965         12.29                  282,284
    Remaining contract charges              43,389            --                  527,567
 2008  Lowest contract charges               7,971          9.11                   72,625
    Highest contract charges                15,530          9.52                  147,824
    Remaining contract charges              25,356            --                  233,327
 2007  Lowest contract charges               5,032         10.32                   51,920
    Highest contract charges                 4,878         10.88                   53,070
    Remaining contract charges              20,526            --                  214,341
PIONEER MID CAP VALUE FUND
 2010  Lowest contract charges              20,870          8.83                  184,313
    Highest contract charges                27,283         10.83                  295,386
    Remaining contract charges              51,656            --                  497,423
 2009  Lowest contract charges              84,890          7.64                  648,286
    Highest contract charges                31,056          9.31                  289,133
    Remaining contract charges              36,304            --                  287,923
 2008  Lowest contract charges                  25          6.12                      156
    Highest contract charges                10,908          7.56                   82,471
    Remaining contract charges               9,762            --                   67,838
 2007  Lowest contract charges                 696         11.55                    8,041
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  58         11.10                      646
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PIONEER HIGH YIELD FUND
 2010  Lowest contract charges                  --              5.49%              17.01%
    Highest contract charges                  1.25%             5.41%              16.14%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              6.34%              62.22%
    Highest contract charges                  1.24%             6.65%              60.21%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             48.46%             (37.05)%
    Highest contract charges                  1.25%             6.72%             (37.83)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.49%             4.51%               5.25%
    Highest contract charges                  1.19%             4.83%               5.61%
    Remaining contract charges                  --                --                  --
PIONEER STRATEGIC INCOME FUND
 2010  Lowest contract charges                  --              2.21%              11.66%
    Highest contract charges                  1.25%             5.27%              10.27%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             6.03%              30.27%
    Highest contract charges                  1.25%             6.25%              29.11%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             7.74%             (11.71)%
    Highest contract charges                  1.24%             7.91%             (12.50)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             4.12%               3.19%
    Highest contract charges                  1.16%             7.59%               4.77%
    Remaining contract charges                  --                --                  --
PIONEER MID CAP VALUE FUND
 2010  Lowest contract charges                  --              0.65%              17.17%
    Highest contract charges                  1.25%             0.55%              16.29%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              1.39%              24.69%
    Highest contract charges                  1.24%             1.15%              23.14%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             22.16%             (33.70)%
    Highest contract charges                  1.25%             1.79%             (34.52)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.24%             1.01%               4.01%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.77%             3.09%              12.75%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges               1,187        $12.92                  $15,343
    Highest contract charges                 5,718         12.76                   72,978
    Remaining contract charges              15,818            --                  203,741
 2009  Lowest contract charges                 974         10.84                   10,565
    Highest contract charges                 4,899         10.80                   52,928
    Remaining contract charges              13,709            --                  148,526
PIMCO TOTAL RETURN FUND
 2010  Lowest contract charges              87,224         10.85                  946,562
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM EQUITY INCOME FUND
 2010  Lowest contract charges               4,466          9.08                   40,556
    Highest contract charges                 2,306         11.13                   25,657
    Remaining contract charges                 575            --                    5,756
 2009  Lowest contract charges                 261         10.15                    2,651
    Highest contract charges                   578         10.00                    5,779
    Remaining contract charges               4,112            --                   32,842
 2008  Lowest contract charges                 240          8.06                    1,936
    Highest contract charges                    55          7.98                      441
    Remaining contract charges                  --            --                       --
PUTNAM HIGH YIELD ADVANTAGE FUND
 2010  Lowest contract charges               8,141         12.70                  103,382
    Highest contract charges                 2,218         13.47                   29,885
    Remaining contract charges              10,791            --                  133,404
 2009  Lowest contract charges                 286         11.06                    3,162
    Highest contract charges                 2,109         12.04                   25,387
    Remaining contract charges               4,582            --                   50,377
 2008  Lowest contract charges                 366          8.22                    3,007
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges              55,610         14.81                  823,417
    Highest contract charges                   697          9.50                    6,622
    Remaining contract charges                 276            --                    1,988
 2009  Lowest contract charges             133,154         13.50                1,797,151
    Highest contract charges                   745          8.74                    6,513
    Remaining contract charges                  72            --                      636
 2008  Lowest contract charges             129,131         10.81                1,396,181
    Highest contract charges                   574          7.06                    4,058
    Remaining contract charges               1,921            --                   13,710
 2007  Lowest contract charges             133,952         19.67                2,634,889
    Highest contract charges                   260         12.97                    3,365
    Remaining contract charges               1,474            --                   19,242
 2006  Lowest contract charges             110,400         18.21                2,010,273
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PIONEER GROWTH OPPORTUNITIES FUND
 2010  Lowest contract charges                0.35%               --               19.18%
    Highest contract charges                  1.25%               --               18.11%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.13%               --                8.42%
    Highest contract charges                  0.48%               --                8.05%
    Remaining contract charges                  --                --                  --
PIMCO TOTAL RETURN FUND
 2010  Lowest contract charges                  --              2.98%               8.60%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM EQUITY INCOME FUND
 2010  Lowest contract charges                0.01%             0.47%              11.81%
    Highest contract charges                  1.25%             1.92%              10.97%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             1.73%              25.83%
    Highest contract charges                  1.24%             1.94%              25.33%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.73%               --              (31.86)%
    Highest contract charges                  1.24%             2.95%             (32.14)%
    Remaining contract charges                  --                --                  --
PUTNAM HIGH YIELD ADVANTAGE FUND
 2010  Lowest contract charges                  --              4.03%              13.35%
    Highest contract charges                  1.25%             7.68%              11.94%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             1.43%              47.59%
    Highest contract charges                  1.24%             8.02%              46.48%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.14%            11.17%             (25.17)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                0.35%             1.05%               9.71%
    Highest contract charges                  1.25%             2.28%               8.73%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             2.71%              24.83%
    Highest contract charges                  1.25%             2.92%              23.71%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (45.03)%
    Highest contract charges                  1.25%               --              (45.53)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.35%             2.91%               8.03%
    Highest contract charges                  1.20%            35.01%               7.06%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             2.66%              27.79%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
 2010  Lowest contract charges                 265         $8.03                   $2,126
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  67          7.07                      472
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  19          5.41                      100
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges                   4          9.09                       33
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges                 338          9.16                    3,101
    Highest contract charges                   123         10.70                    1,313
    Remaining contract charges                  --            --                       --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges                 138          9.18                    1,271
    Highest contract charges                 2,183          8.77                   19,151
    Remaining contract charges              28,978            --                  269,988
 2009  Lowest contract charges              10,788          7.58                   81,782
    Highest contract charges                   201          7.48                    1,503
    Remaining contract charges               2,149            --                   16,187
 2008  Lowest contract charges                  40          4.85                      196
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
PUTNAM SMALL CAP GROWTH FUND
 2010  Lowest contract charges               5,563          8.42                   46,865
    Highest contract charges                 2,517         10.12                   25,467
    Remaining contract charges               3,813            --                   38,418
 2009  Lowest contract charges               2,190          6.61                   14,476
    Highest contract charges                 2,554          8.00                   20,423
    Remaining contract charges               2,873            --                   23,406
 2008  Lowest contract charges               1,510          5.26                    7,943
    Highest contract charges                   970          6.41                    6,223
    Remaining contract charges                 995            --                    6,436
 2007  Lowest contract charges                   2         11.49                       19
    Highest contract charges                   197         11.42                    2,255
    Remaining contract charges                  --            --                       --
 2006  Lowest contract charges                  55         11.25                      620
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PUTNAM INVESTORS FUND
 2010  Lowest contract charges                0.38%             1.30%              13.67%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.11%             2.90%              30.72%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              0.47%             (40.50)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               (9.12)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges                0.28%               --               18.06%
    Highest contract charges                  0.33%               --               17.83%
    Remaining contract charges                  --                --                  --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2010  Lowest contract charges                  --              1.09%              18.70%
    Highest contract charges                  1.25%             1.54%              17.23%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.75%             1.45%              55.59%
    Highest contract charges                  1.19%             1.53%              54.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.99%            30.71%             (49.01)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
PUTNAM SMALL CAP GROWTH FUND
 2010  Lowest contract charges                0.50%               --               27.48%
    Highest contract charges                  1.25%               --               26.53%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               25.67%
    Highest contract charges                  1.25%               --               24.73%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%               --              (43.42)%
    Highest contract charges                  1.25%               --              (43.84)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --                1.90%
    Highest contract charges                  1.24%               --                1.49%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.63%               --                8.90%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
 2010  Lowest contract charges               2,616        $20.75                  $54,278
    Highest contract charges                 1,302         20.47                   26,639
    Remaining contract charges                 570            --                   11,724
 2009  Lowest contract charges                  59         16.91                    1,001
    Highest contract charges                   379         16.84                    6,386
    Remaining contract charges                 111            --                    1,867
ROYCE VALUE PLUS FUND
 2010  Lowest contract charges               1,066         13.42                   14,306
    Highest contract charges                 1,724         13.20                   22,755
    Remaining contract charges              54,507            --                  694,453
 2009  Lowest contract charges               1,072         11.24                   12,049
    Highest contract charges                10,837         11.17                  120,998
    Remaining contract charges              38,815            --                  432,113
 2008  Lowest contract charges                 674          7.95                    5,355
    Highest contract charges                 8,452          8.00                   67,591
    Remaining contract charges              37,980            --                  297,446
 2007  Lowest contract charges                 430         13.81                    5,938
    Highest contract charges                 5,641         13.74                   77,508
    Remaining contract charges              38,255            --                  510,081
 2006  Lowest contract charges                   2         14.09                       32
    Highest contract charges                   290         13.48                    3,908
    Remaining contract charges              23,625            --                  308,238
ROYCE VALUE FUND
 2010  Lowest contract charges              11,233         22.05                  247,646
    Highest contract charges                   960         21.55                   20,689
    Remaining contract charges               7,907            --                  172,840
 2009  Lowest contract charges                 855         17.55                   15,014
    Highest contract charges                    65         17.48                    1,137
    Remaining contract charges                  --            --                       --
RS VALUE FUND
 2010  Lowest contract charges              69,153         12.44                  860,185
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA DIVERSIFIED EQUITY INCOME
 FUND+
 2010  Lowest contract charges               2,023          8.24                   16,668
    Highest contract charges                   735          8.37                    6,158
    Remaining contract charges               8,031            --                   65,451
 2009  Lowest contract charges                  98          7.15                      704
    Highest contract charges                 7,049          7.31                   51,501
    Remaining contract charges                 431            --                    3,057
 2008  Lowest contract charges                  72          5.65                      405
    Highest contract charges                    84          5.83                      495
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ROYCE TOTAL RETURN FUND
 2010  Lowest contract charges                0.03%               --               22.47%
    Highest contract charges                  1.25%             1.11%              21.56%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             0.13%              69.06%
    Highest contract charges                  0.22%             0.29%              68.36%
    Remaining contract charges                  --                --                  --
ROYCE VALUE PLUS FUND
 2010  Lowest contract charges                  --              0.29%              19.40%
    Highest contract charges                  1.25%             0.08%              18.22%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               41.38%
    Highest contract charges                  1.25%               --               39.63%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (42.43)%
    Highest contract charges                  1.25%               --              (41.80)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.43%              (1.99)%
    Highest contract charges                  1.24%             1.45%               1.95%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              0.24%              17.12%
    Highest contract charges                  1.25%             0.11%              17.87%
    Remaining contract charges                  --                --                  --
ROYCE VALUE FUND
 2010  Lowest contract charges                  --              0.33%              24.83%
    Highest contract charges                  1.25%             0.34%              23.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.62%               --               75.53%
    Highest contract charges                  0.08%               --               74.81%
    Remaining contract charges                  --                --                  --
RS VALUE FUND
 2010  Lowest contract charges                  --                --               25.47%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
COLUMBIA DIVERSIFIED EQUITY INCOME
 FUND+
 2010  Lowest contract charges                0.75%             1.44%              15.18%
    Highest contract charges                  1.25%             1.05%              14.60%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.68%             2.28%              25.91%
    Highest contract charges                  1.24%             2.19%              25.28%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.08%             5.61%             (41.13)%
    Highest contract charges                  1.16%             5.55%             (41.25)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE OPPORTUNITY
 FUND+
 2010  Lowest contract charges                 302         $9.38                   $2,829
    Highest contract charges                14,387          8.96                  128,894
    Remaining contract charges              14,684            --                  132,406
 2009  Lowest contract charges               3,269          7.55                   24,667
    Highest contract charges                 9,311          7.40                   68,877
    Remaining contract charges               7,956            --                   58,359
 2008  Lowest contract charges               1,711          5.43                    9,301
    Highest contract charges                    76          5.37                      407
    Remaining contract charges                  59            --                      312
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND+
 2010  Lowest contract charges                   5         10.54                       58
    Highest contract charges                   203         10.26                    2,083
    Remaining contract charges                 582            --                    5,942
 2009  Lowest contract charges                 400          8.13                    3,254
    Highest contract charges                   115          8.21                      943
    Remaining contract charges                  --            --                       --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
 2010  Lowest contract charges               1,924         22.45                   43,175
    Highest contract charges                 1,764         21.94                   38,698
    Remaining contract charges               2,382            --                   52,809
 2009  Lowest contract charges                 102         17.41                    1,775
    Highest contract charges                    81         17.30                    1,405
    Remaining contract charges                  --            --                       --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
 2010  Lowest contract charges                 882         23.49                   20,714
    Highest contract charges                 2,484         23.17                   57,562
    Remaining contract charges               6,139            --                  143,242
 2009  Lowest contract charges                 141         18.56                    2,622
    Highest contract charges                    11         18.44                      194
    Remaining contract charges                 214            --                    3,960
DWS RREEF REAL ESTATE SECURITIES FUND
 2010  Lowest contract charges                 729         10.38                    7,566
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 399          8.14                    3,250
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
COLUMBIA MID CAP VALUE OPPORTUNITY
 FUND+
 2010  Lowest contract charges                  --              0.73%              22.62%
    Highest contract charges                  1.25%             0.80%              21.10%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             2.05%              38.85%
    Highest contract charges                  1.24%             2.66%              37.81%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.49%             6.92%             (44.64)%
    Highest contract charges                  1.03%             6.51%             (45.06)%
    Remaining contract charges                  --                --                  --
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND+
 2010  Lowest contract charges                  --                --               25.88%
    Highest contract charges                  1.25%               --               24.94%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.74%               --               46.67%
    Highest contract charges                  0.05%               --               45.94%
    Remaining contract charges                  --                --                  --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
 2010  Lowest contract charges                  --              0.21%              28.38%
    Highest contract charges                  1.25%             1.03%              26.79%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%               --               74.12%
    Highest contract charges                  0.16%               --               73.05%
    Remaining contract charges                  --                --                  --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
 2010  Lowest contract charges                0.50%             0.51%              26.59%
    Highest contract charges                  1.25%             0.72%              25.64%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.09%             0.61%              85.56%
    Highest contract charges                  0.06%             0.06%              84.42%
    Remaining contract charges                  --                --                  --
DWS RREEF REAL ESTATE SECURITIES FUND
 2010  Lowest contract charges                0.85%             1.75%              27.57%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.85%             3.76%              28.89%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DWS DREMAN HIGH RETURN EQUITY FUND
 2010  Lowest contract charges               8,569         $7.40                  $63,377
    Highest contract charges                13,222          8.37                  110,623
    Remaining contract charges              33,140            --                  264,178
 2009  Lowest contract charges               6,859          6.60                   45,284
    Highest contract charges                16,975          7.54                  127,919
    Remaining contract charges              22,389            --                  167,258
 2008  Lowest contract charges               5,914          5.37                   31,740
    Highest contract charges                 9,165          6.18                   56,654
    Remaining contract charges              11,393            --                   66,286
 2007  Lowest contract charges               3,104          9.24                   28,682
    Highest contract charges                 6,841         11.48                   78,566
    Remaining contract charges               5,279            --                   61,008
DWS EMERGING MARKETS FIXED INCOME FUND
 2010  Lowest contract charges                 496         14.89                    7,378
    Highest contract charges                 1,151         14.83                   17,071
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 400         13.45                    5,376
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
SSGA S&P 500 INDEX FUND
 2010  Lowest contract charges               2,610         20.68                   53,973
    Highest contract charges                 3,509         10.65                   37,372
    Remaining contract charges              73,536            --                  808,587
 2009  Lowest contract charges               1,075          9.92                   10,661
    Highest contract charges                 3,747          9.38                   35,158
    Remaining contract charges              65,194            --                  645,019
 2008  Lowest contract charges               2,697         14.87                   40,100
    Highest contract charges                 3,891          7.53                   29,286
    Remaining contract charges              75,726            --                  579,244
 2007  Lowest contract charges                 343         24.17                    8,294
    Highest contract charges                 3,150         12.11                   38,134
    Remaining contract charges              60,921            --                  745,153
 2006  Lowest contract charges               1,771         11.76                   20,823
    Highest contract charges                 2,426         11.63                   28,213
    Remaining contract charges              47,370            --                  554,062
DWS GROWTH & INCOME VIP PORTFOLIO
 2010  Lowest contract charges               3,662          9.92                   36,336
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges               3,990          8.73                   34,845
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges               5,156          6.56                   33,804
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DWS DREMAN HIGH RETURN EQUITY FUND
 2010  Lowest contract charges                0.35%             1.11%              12.03%
    Highest contract charges                  1.25%             1.06%              11.03%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.78%              23.01%
    Highest contract charges                  1.24%             1.72%              21.91%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             2.01%             (45.69)%
    Highest contract charges                  1.25%             2.00%             (46.18)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%             3.71%              (6.09)%
    Highest contract charges                  1.21%             3.17%              (2.37)%
    Remaining contract charges                  --                --                  --
DWS EMERGING MARKETS FIXED INCOME FUND
 2010  Lowest contract charges                0.99%             4.80%              10.49%
    Highest contract charges                  1.25%             4.89%              10.27%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.02%             8.82%              34.53%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
SSGA S&P 500 INDEX FUND
 2010  Lowest contract charges                  --              1.87%              12.82%
    Highest contract charges                  1.25%             1.88%              13.51%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.46%              26.22%
    Highest contract charges                  1.25%             2.39%              24.65%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.89%             (38.48)%
    Highest contract charges                  1.25%             2.23%             (37.82)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.40%               3.78%
    Highest contract charges                  1.24%             1.58%               4.10%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.35%             3.11%              15.20%
    Highest contract charges                  1.23%             2.45%              14.16%
    Remaining contract charges                  --                --                  --
DWS GROWTH & INCOME VIP PORTFOLIO
 2010  Lowest contract charges                0.70%             1.59%              13.60%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.70%             2.45%              33.21%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.69%               --              (38.74)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
DWS GLOBAL THEMATIC FUND
 2010  Lowest contract charges              19,265         $8.96                 $172,544
    Highest contract charges                 3,521         10.70                   37,687
    Remaining contract charges                   9            --                       96
 2009  Lowest contract charges              18,964          7.95                  150,686
    Highest contract charges                 3,159          9.57                   30,237
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges              15,217          5.58                   84,874
    Highest contract charges                 1,237          6.77                    8,367
    Remaining contract charges                  --            --                       --
 2007  Lowest contract charges              12,403         10.70                  132,737
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON CLEARBRIDGE AGGRESSIVE
 GROWTH FUND
 2010  Lowest contract charges               9,243          9.03                   83,439
    Highest contract charges                 1,106         10.20                   11,275
    Remaining contract charges               1,530            --                   13,714
 2009  Lowest contract charges               9,823          7.31                   71,806
    Highest contract charges                   959          7.27                    6,975
    Remaining contract charges               2,470            --                   19,959
 2008  Lowest contract charges               8,936          5.53                   49,405
    Highest contract charges                 1,766          6.36                   11,231
    Remaining contract charges                 337            --                    1,908
 2007  Lowest contract charges               7,641          9.63                   73,602
    Highest contract charges                   791         11.18                    8,845
    Remaining contract charges                  --            --                       --
LEGG MASON PARTNERS CLEARBRIDGE
 FUNDAMENTAL VALUE FUND
 2010  Lowest contract charges                 202         10.48                    2,117
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  78          9.17                      714
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  44          7.16                      313
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON CLEARBRIDGE MID CAP CORE
 FUND
 2010  Lowest contract charges                 288         20.01                    5,770
    Highest contract charges                   555         19.73                   10,959
    Remaining contract charges               2,313            --                   46,043
 2009  Lowest contract charges                  38         16.47                      629
    Highest contract charges                   169         16.37                    2,774
    Remaining contract charges               1,424            --                   23,405

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
DWS GLOBAL THEMATIC FUND
 2010  Lowest contract charges                0.50%             0.39%              12.71%
    Highest contract charges                  1.25%             0.42%              11.87%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.97%              42.47%
    Highest contract charges                  1.25%             1.09%              41.41%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             0.10%             (47.89)%
    Highest contract charges                  1.23%             0.24%             (48.28)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.49%             0.95%               4.78%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LEGG MASON CLEARBRIDGE AGGRESSIVE
 GROWTH FUND
 2010  Lowest contract charges                0.35%               --               23.49%
    Highest contract charges                  1.25%               --               22.38%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               32.22%
    Highest contract charges                  1.23%               --               31.09%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (42.60)%
    Highest contract charges                  1.25%               --              (43.12)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%               --               (3.68)%
    Highest contract charges                  0.46%               --               (0.04)%
    Remaining contract charges                  --                --                  --
LEGG MASON PARTNERS CLEARBRIDGE
 FUNDAMENTAL VALUE FUND
 2010  Lowest contract charges                1.24%             1.80%              14.36%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             0.99%              27.96%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.26%             4.05%             (38.27)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LEGG MASON CLEARBRIDGE MID CAP CORE
 FUND
 2010  Lowest contract charges                0.50%               --               21.46%
    Highest contract charges                  1.25%               --               20.55%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.08%               --               64.72%
    Highest contract charges                  0.99%               --               63.71%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges               4,954        $10.70                  $52,994
    Highest contract charges                 2,263         12.41                   28,075
    Remaining contract charges               9,633            --                  101,665
 2009  Lowest contract charges                 925          8.58                    7,933
    Highest contract charges                 5,894          8.41                   49,582
    Remaining contract charges               2,669            --                   22,590
 2008  Lowest contract charges                  18          6.03                      109
    Highest contract charges                    32          6.00                      192
    Remaining contract charges                  --            --                       --
BLACKROCK SMALL/MID-CAP GROWTH FUND
 2010  Lowest contract charges                 640          9.30                    5,959
    Highest contract charges                16,967         10.66                  180,791
    Remaining contract charges               4,789            --                   43,409
 2009  Lowest contract charges                 502          7.94                    3,983
    Highest contract charges                14,995          9.16                  137,414
    Remaining contract charges               2,371            --                   18,036
 2008  Lowest contract charges                 156          7.10                    1,109
    Highest contract charges                 9,269          6.99                   64,819
    Remaining contract charges               1,338            --                    7,588
 2007  Lowest contract charges                 147         12.92                    1,898
    Highest contract charges                    12         12.80                      152
    Remaining contract charges                  --            --                       --
THORNBURG INTERNATIONAL VALUE FUND
 2010  Lowest contract charges               5,857         18.64                  109,169
    Highest contract charges                 5,931         18.22                  108,048
    Remaining contract charges             346,347            --                4,032,298
 2009  Lowest contract charges              32,154          7.39                  237,616
    Highest contract charges                 3,063         16.21                   49,655
    Remaining contract charges             195,494            --                1,978,289
 2008  Lowest contract charges              26,918          5.65                  152,135
    Highest contract charges                16,804          8.84                  148,561
    Remaining contract charges              45,985            --                  338,676
 2007  Lowest contract charges               6,680         11.34                   75,783
    Highest contract charges                16,983         15.42                  261,890
    Remaining contract charges               6,409            --                   99,758

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges                0.50%               --               24.67%
    Highest contract charges                  1.25%               --               23.68%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%               --               41.73%
    Highest contract charges                  1.24%               --               40.68%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (41.19)%
    Highest contract charges                  0.99%               --              (41.37)%
    Remaining contract charges                  --                --                  --
BLACKROCK SMALL/MID-CAP GROWTH FUND
 2010  Lowest contract charges                0.50%               --               17.15%
    Highest contract charges                  1.25%               --               16.28%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               32.04%
    Highest contract charges                  1.25%               --               31.05%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.65%             0.11%             (45.04)%
    Highest contract charges                  1.24%             0.20%             (45.37)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.61%               --               14.68%
    Highest contract charges                  0.77%               --               14.00%
    Remaining contract charges                  --                --                  --
THORNBURG INTERNATIONAL VALUE FUND
 2010  Lowest contract charges                  --              0.03%              13.80%
    Highest contract charges                  1.25%             0.78%              12.39%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             0.80%              30.75%
    Highest contract charges                  1.03%             0.96%              62.10%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.21%             (42.15)%
    Highest contract charges                  1.26%             1.34%             (42.67)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.29%               --                9.99%
    Highest contract charges                  1.22%             0.59%              25.92%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
THORNBURG VALUE FUND
 2010  Lowest contract charges               3,270        $20.51                  $67,079
    Highest contract charges                 1,283         20.05                   25,719
    Remaining contract charges              75,640            --                  978,882
 2009  Lowest contract charges               9,571          8.33                   79,682
    Highest contract charges                 1,786         18.58                   33,183
    Remaining contract charges              43,728            --                  438,591
 2008  Lowest contract charges               8,850          5.76                   50,954
    Highest contract charges                13,063          7.36                   96,090
    Remaining contract charges              17,247            --                  118,564
 2007  Lowest contract charges               8,161          9.89                   80,702
    Highest contract charges                 1,787         12.75                   22,778
    Remaining contract charges               5,549            --                   61,050
 2006  Lowest contract charges                  22         12.17                      263
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
THORNBURG CORE GROWTH FUND
 2010  Lowest contract charges              25,258          7.86                  198,620
    Highest contract charges                16,353         10.00                  163,495
    Remaining contract charges              63,851            --                  581,759
 2009  Lowest contract charges              22,795          7.19                  163,833
    Highest contract charges                   687         16.66                   11,450
    Remaining contract charges              75,877            --                  627,386
 2008  Lowest contract charges              18,093          4.96                   89,753
    Highest contract charges                20,086          6.42                  128,987
    Remaining contract charges              33,806            --                  188,138
 2007  Lowest contract charges                 482         10.16                    4,898
    Highest contract charges                14,423         13.27                  191,418
    Remaining contract charges              22,473            --                  258,384
TIMOTHY PLAN LARGE/MID CAP VALUE FUND
 2010  Lowest contract charges                 266         12.01                    3,189
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
T. ROWE PRICE GROWTH STOCK FUND
 2010  Lowest contract charges              30,774          9.66                  297,395
    Highest contract charges                32,975          9.40                  310,071
    Remaining contract charges              60,506            --                  567,539
 2009  Lowest contract charges                 702          8.35                    5,861
    Highest contract charges                19,233          8.18                  157,407
    Remaining contract charges               1,213            --                    9,810
 2008  Lowest contract charges                  36          5.81                      213
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
THORNBURG VALUE FUND
 2010  Lowest contract charges                  --              0.01%               9.25%
    Highest contract charges                  1.25%             0.25%               7.90%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.65%              44.61%
    Highest contract charges                  0.20%             0.14%              85.85%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             0.78%             (41.78)%
    Highest contract charges                  1.24%             1.10%             (42.30)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%             0.34%              (1.12)%
    Highest contract charges                  1.22%             0.42%               4.74%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.64%             0.95%              18.43%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
THORNBURG CORE GROWTH FUND
 2010  Lowest contract charges                0.35%               --                9.41%
    Highest contract charges                  1.25%               --                8.43%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               44.88%
    Highest contract charges                  1.02%               --               66.64%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (51.18)%
    Highest contract charges                  1.26%               --              (51.61)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%               --                1.61%
    Highest contract charges                  1.22%               --                9.91%
    Remaining contract charges                  --                --                  --
TIMOTHY PLAN LARGE/MID CAP VALUE FUND
 2010  Lowest contract charges                0.15%             0.32%              11.48%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
T. ROWE PRICE GROWTH STOCK FUND
 2010  Lowest contract charges                0.50%               --               15.76%
    Highest contract charges                  1.25%               --               14.90%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               41.90%
    Highest contract charges                  1.24%               --               40.84%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.12%             0.36%             (43.22)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY-INCOME
 2010  Lowest contract charges               9,657         $8.64                  $83,452
    Highest contract charges                32,584          8.41                  273,991
    Remaining contract charges              22,572            --                  188,376
 2009  Lowest contract charges               6,578          7.58                   49,864
    Highest contract charges                29,854          7.43                  221,851
    Remaining contract charges               1,362            --                   10,035
T. ROWE PRICE RETIREMENT 2010 FUND
 2010  Lowest contract charges               4,170         10.54                   43,929
    Highest contract charges                69,322         10.33                  715,885
    Remaining contract charges              53,724            --                  561,496
 2009  Lowest contract charges                 489          9.44                    4,616
    Highest contract charges                59,312          9.32                  553,013
    Remaining contract charges              29,892            --                  280,893
 2008  Lowest contract charges               4,895          7.42                   36,338
    Highest contract charges                10,974          7.41                   81,350
    Remaining contract charges                  --            --                       --
T. ROWE PRICE RETIREMENT 2020 FUND
 2010  Lowest contract charges              81,826         10.33                  844,988
    Highest contract charges               202,119         10.12                2,045,856
    Remaining contract charges             155,316            --                1,590,428
 2009  Lowest contract charges              47,694          9.09                  433,425
    Highest contract charges               158,954          8.97                1,426,534
    Remaining contract charges              73,791            --                  667,382
 2008  Lowest contract charges                 433          6.85                    2,967
    Highest contract charges                 4,221          6.81                   28,755
    Remaining contract charges                 417            --                    2,845
T. ROWE PRICE RETIREMENT 2030 FUND
 2010  Lowest contract charges              64,140         10.13                  649,451
    Highest contract charges               106,035          9.92                1,052,386
    Remaining contract charges             145,013            --                1,454,745
 2009  Lowest contract charges              32,222          8.82                  284,078
    Highest contract charges               125,216          8.71                1,090,209
    Remaining contract charges              49,923            --                  437,852
 2008  Lowest contract charges                 146          6.45                      940
    Highest contract charges                 6,576          6.42                   42,188
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
T. ROWE PRICE EQUITY-INCOME
 2010  Lowest contract charges                0.50%             1.67%              14.01%
    Highest contract charges                  1.25%             1.53%              13.16%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.91%              24.42%
    Highest contract charges                  1.24%             1.66%              23.49%
    Remaining contract charges                  --                --                  --
T. ROWE PRICE RETIREMENT 2010 FUND
 2010  Lowest contract charges                0.50%             2.95%              11.59%
    Highest contract charges                  1.25%             2.00%              10.76%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             6.85%              26.72%
    Highest contract charges                  1.24%             3.51%              25.78%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.30%               --              (25.77)%
    Highest contract charges                  0.81%            13.53%             (25.87)%
    Remaining contract charges                  --                --                  --
T. ROWE PRICE RETIREMENT 2020 FUND
 2010  Lowest contract charges                0.50%             1.77%              13.64%
    Highest contract charges                  1.25%             1.57%              12.79%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             5.67%              32.74%
    Highest contract charges                  1.24%             2.63%              31.75%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.32%            16.12%             (31.54)%
    Highest contract charges                  0.80%             9.48%             (31.88)%
    Remaining contract charges                  --                --                  --
T. ROWE PRICE RETIREMENT 2030 FUND
 2010  Lowest contract charges                0.50%             1.36%              14.85%
    Highest contract charges                  1.25%             0.89%              13.99%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             3.67%              36.74%
    Highest contract charges                  1.24%             2.06%              35.72%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.30%            11.80%             (35.53)%
    Highest contract charges                  0.80%             6.09%             (35.85)%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
 2010  Lowest contract charges              16,250        $10.09                 $163,906
    Highest contract charges                95,761          9.89                  946,734
    Remaining contract charges              56,595            --                  565,603
 2009  Lowest contract charges               3,888          8.74                   33,998
    Highest contract charges                78,018          8.64                  673,779
    Remaining contract charges              27,902            --                  242,806
 2008  Lowest contract charges                  18          6.35                      116
    Highest contract charges                 2,343          6.32                   14,797
    Remaining contract charges                  --            --                       --
T. ROWE PRICE RETIREMENT 2050 FUND
 2010  Lowest contract charges               4,936         10.07                   49,709
    Highest contract charges                11,911          9.87                  117,585
    Remaining contract charges              45,330            --                  450,709
 2009  Lowest contract charges               2,560          8.74                   22,374
    Highest contract charges                16,661          8.63                  143,799
    Remaining contract charges              21,961            --                  190,253
 2008  Lowest contract charges                   9          6.35                       56
    Highest contract charges                   311          6.32                    1,966
    Remaining contract charges                  --            --                       --
T. ROWE PRICE RETIREMENT INCOME FUND
 2010  Lowest contract charges               1,885         10.77                   20,295
    Highest contract charges                12,206         10.55                  128,830
    Remaining contract charges               2,141            --                   22,905
 2009  Lowest contract charges                  69          9.88                      680
    Highest contract charges                14,522          9.75                  141,651
    Remaining contract charges                 904            --                    8,894
 2008  Lowest contract charges              11,990          8.12                   97,398
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
UBS GLOBAL ALLOCATION FUND
 2010  Lowest contract charges                  29          9.43                      273
    Highest contract charges                    33         10.89                      361
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  19          8.47                      157
    Highest contract charges                    32          9.85                      327
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                   5          6.29                       33
    Highest contract charges                   350          7.38                    2,576
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
 2010  Lowest contract charges                0.50%             1.43%              15.34%
    Highest contract charges                  1.25%             0.97%              14.48%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             2.50%              37.75%
    Highest contract charges                  1.24%             2.06%              36.72%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             10.67%             (36.52)%
    Highest contract charges                  0.81%            10.84%             (36.84)%
    Remaining contract charges                  --                --                  --
T. ROWE PRICE RETIREMENT 2050 FUND
 2010  Lowest contract charges                0.50%             1.14%              15.24%
    Highest contract charges                  1.25%             0.60%              14.37%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             3.66%              37.67%
    Highest contract charges                  1.24%             1.81%              36.64%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             11.50%             (36.52)%
    Highest contract charges                  0.80%             7.82%             (36.84)%
    Remaining contract charges                  --                --                  --
T. ROWE PRICE RETIREMENT INCOME FUND
 2010  Lowest contract charges                0.50%             2.19%               9.02%
    Highest contract charges                  1.25%             2.01%               8.21%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.49%             3.41%              20.98%
    Highest contract charges                  1.25%             2.64%              20.08%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.80%             3.40%             (18.77)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
UBS GLOBAL ALLOCATION FUND
 2010  Lowest contract charges                0.26%             5.47%              11.29%
    Highest contract charges                  1.15%             4.58%              10.46%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.16%            10.36%              34.62%
    Highest contract charges                  1.25%             1.12%              33.61%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --             34.57%             (36.45)%
    Highest contract charges                  1.24%             6.38%             (36.93)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 2010  Lowest contract charges              91,993        $12.61               $1,159,749
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VANGUARD MID-CAP INDEX FUND
 2010  Lowest contract charges              20,892         12.39                  258,946
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VANGUARD TOTAL BOND MARKET INDEX FUND
 2010  Lowest contract charges              23,268         10.64                  247,468
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VANGUARD TOTAL STOCK MARKET INDEX FUND
 2010  Lowest contract charges               6,888         11.59                   79,845
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VICTORY DIVERSIFIED STOCK FUND
 2010  Lowest contract charges                  40         15.61                      624
    Highest contract charges                16,240         12.51                  203,117
    Remaining contract charges              43,158            --                  494,224
 2009  Lowest contract charges                 524         13.98                    7,325
    Highest contract charges                16,091         11.23                  180,738
    Remaining contract charges              24,284            --                  271,503
 2008  Lowest contract charges                 504         11.14                    5,613
    Highest contract charges                 4,465          8.98                   40,095
    Remaining contract charges              11,967            --                  108,795
 2007  Lowest contract charges                   4         17.77                       69
    Highest contract charges                 1,234         14.36                   17,720
    Remaining contract charges               5,664            --                   82,513
 2006  Lowest contract charges               2,114         13.31                   28,145
    Highest contract charges                    12         13.17                      160
    Remaining contract charges                  --            --                       --
VICTORY SPECIAL VALUE FUND
 2010  Lowest contract charges                 203         16.29                    3,305
    Highest contract charges                31,571         12.01                  379,299
    Remaining contract charges             152,969            --                1,669,426
 2009  Lowest contract charges                 204         13.55                    2,770
    Highest contract charges                29,212         10.11                  295,339
    Remaining contract charges             130,891            --                1,290,826
 2008  Lowest contract charges                  42          7.99                      336
    Highest contract charges                14,451          7.72                  111,575
    Remaining contract charges              61,827            --                  453,538
 2007  Lowest contract charges                 155         18.29                    2,832
    Highest contract charges                 5,501         13.91                   76,527
    Remaining contract charges              29,228            --                  410,476
 2006  Lowest contract charges               5,045         12.46                   62,843
    Highest contract charges                    70         12.38                      866
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 2010  Lowest contract charges                  --              1.75%              27.72%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
VANGUARD MID-CAP INDEX FUND
 2010  Lowest contract charges                  --              1.97%              25.46%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
VANGUARD TOTAL BOND MARKET INDEX FUND
 2010  Lowest contract charges                  --              3.26%               6.44%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
VANGUARD TOTAL STOCK MARKET INDEX FUND
 2010  Lowest contract charges                  --              2.10%              17.09%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
VICTORY DIVERSIFIED STOCK FUND
 2010  Lowest contract charges                  --              0.35%              11.66%
    Highest contract charges                  1.25%             0.98%              11.35%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.92%              25.49%
    Highest contract charges                  1.25%             0.94%              25.08%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              1.01%             (37.31)%
    Highest contract charges                  1.25%             1.13%             (37.47)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.19%              (1.55)%
    Highest contract charges                  1.23%             1.13%               9.00%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%             0.58%              12.92%
    Highest contract charges                  1.04%             0.66%              12.47%
    Remaining contract charges                  --                --                  --
VICTORY SPECIAL VALUE FUND
 2010  Lowest contract charges                  --              0.09%              20.22%
    Highest contract charges                  1.25%             0.09%              18.83%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.28%              32.20%
    Highest contract charges                  1.25%             0.28%              30.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              4.45%             (43.80)%
    Highest contract charges                  1.25%             0.31%             (44.50)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              0.89%               7.08%
    Highest contract charges                  1.22%             0.72%              12.34%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.84%             0.62%              16.13%
    Highest contract charges                  1.17%             0.66%              15.67%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
 2010  Lowest contract charges              32,133        $11.43                 $367,343
    Highest contract charges                 8,277         11.21                   92,746
    Remaining contract charges              54,615            --                  618,525
 2009  Lowest contract charges               6,277          9.45                   59,343
    Highest contract charges                 4,487          9.34                   41,889
    Remaining contract charges              31,824            --                  299,209
 2008  Lowest contract charges               1,230          7.15                    8,794
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
VICTORY ESTABLISHED VALUE FUND
 2010  Lowest contract charges                 695         20.79                   14,455
    Highest contract charges                   636         20.32                   12,924
    Remaining contract charges              13,175            --                  272,047
 2009  Lowest contract charges                  55         16.95                      933
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN SMALL CAP GROWTH
 FUND+
 2010  Lowest contract charges              11,230         10.38                  116,533
    Highest contract charges                28,998         11.49                  333,068
    Remaining contract charges              66,880            --                  701,415
 2009  Lowest contract charges              45,075          8.32                  375,011
    Highest contract charges                28,887          9.39                  271,136
    Remaining contract charges              47,204            --                  404,552
 2008  Lowest contract charges                  50          7.07                      352
    Highest contract charges                 6,488          8.08                   52,433
    Remaining contract charges              19,724            --                  146,646
 2007  Lowest contract charges               1,527         11.20                   17,115
    Highest contract charges                 3,587         12.74                   45,709
    Remaining contract charges                  10            --                      113
INVESCO VAN KAMPEN COMSTOCK FUND+
 2010  Lowest contract charges               1,528         13.30                   20,324
    Highest contract charges                53,381         11.86                  633,261
    Remaining contract charges             281,483            --                4,026,096
 2009  Lowest contract charges               2,958         11.50                   34,023
    Highest contract charges                43,791         10.39                  455,033
    Remaining contract charges             263,717            --                3,389,499
 2008  Lowest contract charges             174,015         10.85                1,888,065
    Highest contract charges                23,166          8.13                  188,292
    Remaining contract charges              68,609            --                  585,104
 2007  Lowest contract charges             155,849         17.48                2,724,238
    Highest contract charges                44,462         12.84                  570,794
    Remaining contract charges              20,070            --                  265,891
 2006  Lowest contract charges                  13         19.25                      222
    Highest contract charges                 2,029         13.25                   26,887
    Remaining contract charges              61,653            --                  849,521

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
VICTORY SMALL COMPANY OPPORTUNITY FUND
 2010  Lowest contract charges                0.50%             0.40%              20.92%
    Highest contract charges                  1.25%             0.29%              20.02%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             0.06%              32.21%
    Highest contract charges                  1.24%             0.08%              31.22%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.32%             1.04%             (28.49)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
VICTORY ESTABLISHED VALUE FUND
 2010  Lowest contract charges                  --              0.39%              21.41%
    Highest contract charges                  1.25%             0.93%              19.90%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.02%             0.55%              69.51%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN SMALL CAP GROWTH
 FUND+
 2010  Lowest contract charges                  --                --               23.48%
    Highest contract charges                  1.25%               --               22.37%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --                --               17.61%
    Highest contract charges                  1.24%               --               16.15%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --                --              (35.78)%
    Highest contract charges                  1.25%               --              (36.58)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.24%               --               12.05%
    Highest contract charges                  1.21%               --               19.68%
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN COMSTOCK FUND+
 2010  Lowest contract charges                  --              1.43%              15.60%
    Highest contract charges                  1.25%             1.51%              14.17%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              0.23%              29.45%
    Highest contract charges                  1.25%             1.50%              27.84%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.19%             (37.93)%
    Highest contract charges                  1.25%             2.27%             (36.69)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              1.70%              (9.20)%
    Highest contract charges                  1.24%             2.21%              (3.11)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              2.89%               8.09%
    Highest contract charges                  1.24%             2.44%              14.62%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN ENTERPRISE FUND+
 2010  Lowest contract charges                 649        $13.04                   $8,466
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 399         10.98                    4,378
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND+
 2010  Lowest contract charges               9,391         16.44                  154,392
    Highest contract charges               106,456         14.71                1,566,431
    Remaining contract charges           1,102,138            --               15,018,301
 2009  Lowest contract charges             294,641          7.79                2,295,251
    Highest contract charges               104,324         13.26                1,382,962
    Remaining contract charges           1,250,206            --               17,585,745
 2008  Lowest contract charges             307,982          6.45                1,986,486
    Highest contract charges                79,179         10.87                  860,529
    Remaining contract charges             964,238            --               11,038,535
 2007  Lowest contract charges             292,260          8.84                2,583,577
    Highest contract charges                65,003         14.63                  951,084
    Remaining contract charges             966,621            --               14,797,025
 2006  Lowest contract charges                  55          9.12                      503
    Highest contract charges                48,359         14.35                  693,820
    Remaining contract charges             886,669            --               13,210,897
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND+
 2010  Lowest contract charges             128,846          8.92                1,149,113
    Highest contract charges                37,045         10.47                  387,758
    Remaining contract charges              96,356            --                  907,546
 2009  Lowest contract charges               8,398          7.81                   65,626
    Highest contract charges                32,601          9.41                  306,730
    Remaining contract charges              37,803            --                  321,731
 2008  Lowest contract charges               4,135          6.32                   26,132
    Highest contract charges                 8,532          7.67                   65,410
    Remaining contract charges              13,195            --                  101,826
 2007  Lowest contract charges               1,205          9.37                   11,285
    Highest contract charges                 1,322         11.45                   15,140
    Remaining contract charges               7,433            --                   85,634

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO VAN KAMPEN ENTERPRISE FUND+
 2010  Lowest contract charges                1.25%               --               18.77%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.24%               --               63.78%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND+
 2010  Lowest contract charges                  --              1.78%              12.39%
    Highest contract charges                  1.25%             1.92%              11.00%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                  --              2.19%              20.78%
    Highest contract charges                  1.25%             2.16%              21.98%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                  --              2.89%             (27.04)%
    Highest contract charges                  1.25%             2.95%             (25.72)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --              2.28%              (3.07)%
    Highest contract charges                  1.25%             2.39%               1.98%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                  --              3.86%               5.07%
    Highest contract charges                  1.25%             2.35%              11.13%
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND+
 2010  Lowest contract charges                  --              0.55%              12.65%
    Highest contract charges                  1.25%             1.29%              11.25%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%             1.53%              23.64%
    Highest contract charges                  1.24%             1.52%              22.72%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.50%             2.31%             (32.53)%
    Highest contract charges                  1.24%             2.19%             (33.03)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.28%             2.41%              (6.33)%
    Highest contract charges                  1.22%             1.93%               1.28%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN MID CAP GROWTH
 FUND+
 2010  Lowest contract charges               1,652        $11.46                  $18,939
    Highest contract charges                10,521         13.25                  139,424
    Remaining contract charges              41,331            --                  515,360
 2009  Lowest contract charges                 936          8.89                    8,318
    Highest contract charges                16,917         10.54                  178,256
    Remaining contract charges              10,939            --                  115,544
 2008  Lowest contract charges                 273          5.61                    1,532
    Highest contract charges                 4,610          6.70                   30,875
    Remaining contract charges               3,315            --                   22,428
 2007  Lowest contract charges                 509         13.23                    6,734
    Highest contract charges                   115         13.14                    1,519
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN U.S. MORTGAGE FUND+
 2010  Lowest contract charges                  14         11.23                      155
    Highest contract charges                    16         11.51                      184
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  62         11.05                      686
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  58         10.44                      607
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN REAL ESTATE
 SECURITIES FUND+
 2010  Lowest contract charges               8,177          9.04                   73,941
    Highest contract charges                 2,020          9.63                   19,448
    Remaining contract charges               8,635            --                   84,540
 2009  Lowest contract charges               5,921          7.27                   43,063
    Highest contract charges                 1,297          7.81                   10,134
    Remaining contract charges               8,784            --                   68,297
 2008  Lowest contract charges               3,892          5.68                   22,103
    Highest contract charges                   585          6.16                    3,601
    Remaining contract charges               6,760            --                   41,188
 2007  Lowest contract charges                 555          8.18                    4,535
    Highest contract charges                 1,687         10.16                   17,138
    Remaining contract charges               5,176            --                   52,916
 2006  Lowest contract charges                  59         12.45                      734
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO VAN KAMPEN MID CAP GROWTH
 FUND+
 2010  Lowest contract charges                  --                --               27.34%
    Highest contract charges                  1.25%               --               25.76%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.50%               --               58.51%
    Highest contract charges                  1.24%               --               57.33%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.47%               --              (48.66)%
    Highest contract charges                  1.22%               --              (49.04)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.83%               --               21.33%
    Highest contract charges                  1.21%               --               20.85%
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN U.S. MORTGAGE FUND+
 2010  Lowest contract charges                  --              0.06%               4.32%
    Highest contract charges                  1.23%             3.23%               4.11%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.25%             2.67%               5.87%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.27%             5.94%              (3.17)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN REAL ESTATE
 SECURITIES FUND+
 2010  Lowest contract charges                  --              1.10%              24.31%
    Highest contract charges                  1.25%             1.10%              23.20%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%             1.84%              28.07%
    Highest contract charges                  1.25%             1.96%              26.92%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%             1.58%             (38.85)%
    Highest contract charges                  1.29%             1.44%             (39.40)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                0.25%             1.78%             (18.25)%
    Highest contract charges                  1.23%             1.38%             (18.37)%
    Remaining contract charges                  --                --                  --
 2006  Lowest contract charges                0.66%             1.01%              23.00%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN CAPITAL GROWTH
 FUND+
 2010  Lowest contract charges                  79        $10.37                     $818
    Highest contract charges                   328         10.21                    3,349
    Remaining contract charges                 105            --                    1,084
 2009  Lowest contract charges                  56          8.64                      486
    Highest contract charges                   308          8.61                    2,654
    Remaining contract charges                  --            --                       --
 2008  Lowest contract charges                  28          5.24                      147
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN SMALL CAP VALUE
 FUND+
 2010  Lowest contract charges              15,152         23.33                  353,551
    Highest contract charges                 1,672         22.81                   38,132
    Remaining contract charges               3,712            --                   85,315
 2009  Lowest contract charges               1,165         17.90                   20,864
    Highest contract charges                   533         17.83                    9,512
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN AMERICAN VALUE
 FUND+
 2010  Lowest contract charges                 711         21.89                   15,564
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 106         18.19                    1,920
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
INVESCO VAN KAMPEN GLOBAL FRANCHISE
 FUND+
 2010  Lowest contract charges                 110         16.08                    1,772
    Highest contract charges                   489         15.97                    7,809
    Remaining contract charges                 699            --                   11,206
 2009  Lowest contract charges                  23         14.07                      330
    Highest contract charges                   362         14.04                    5,080
    Remaining contract charges                  --            --                       --
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO+
 2010  Lowest contract charges               4,165         12.25                   51,021
    Highest contract charges                 1,508         12.22                   18,433
    Remaining contract charges                  98            --                    1,199

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
INVESCO VAN KAMPEN CAPITAL GROWTH
 FUND+
 2010  Lowest contract charges                0.67%               --               19.23%
    Highest contract charges                  1.25%               --               18.63%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.99%               --               64.64%
    Highest contract charges                  1.25%               --               64.31%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.89%             1.16%             (49.93)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN SMALL CAP VALUE
 FUND+
 2010  Lowest contract charges                  --                --               29.53%
    Highest contract charges                  1.25%               --               27.92%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.61%             0.06%              79.04%
    Highest contract charges                  1.03%             0.10%              78.31%
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN AMERICAN VALUE
 FUND+
 2010  Lowest contract charges                1.25%             0.27%              20.35%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.02%             0.78%              81.90%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
INVESCO VAN KAMPEN GLOBAL FRANCHISE
 FUND+
 2010  Lowest contract charges                0.54%             2.94%              14.16%
    Highest contract charges                  1.25%             3.25%              13.70%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.87%             6.17%              40.66%
    Highest contract charges                  0.95%             5.49%              40.45%
    Remaining contract charges                  --                --                  --
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO+
 2010  Lowest contract charges                0.52%               --               20.16%
    Highest contract charges                  0.76%               --               19.88%
    Remaining contract charges                  --                --                  --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND
 2010  Lowest contract charges              56,310        $11.38                 $640,778
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
WELLS FARGO ADVANTAGE TOTAL RETURN
 BOND FUND+
 2010  Lowest contract charges               1,435         10.10                   14,495
    Highest contract charges                   187         10.08                    1,888
    Remaining contract charges               3,039            --                   30,658
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND+
 2010  Lowest contract charges               3,532         11.59                   40,915
    Highest contract charges                 1,683         15.44                   25,996
    Remaining contract charges              18,362            --                  223,417
 2009  Lowest contract charges               2,783         10.08                   28,060
    Highest contract charges                   813         13.56                   11,026
    Remaining contract charges                 477            --                    5,053
 2008  Lowest contract charges                 773          6.33                    4,891
    Highest contract charges                   379          8.59                    3,251
    Remaining contract charges                   6            --                       42
 2007  Lowest contract charges                 412         13.70                    5,643
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY
 FUND+
 2010  Lowest contract charges               1,026         11.92                   12,234
    Highest contract charges                 4,390         11.66                   51,209
    Remaining contract charges               2,793            --                   32,270
 2009  Lowest contract charges                 664         10.40                    6,902
    Highest contract charges                 2,560         10.24                   26,206
    Remaining contract charges                  16            --                      160
 2008  Lowest contract charges                 279          6.32                    1,763
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
LEGG MASON PARTNERS CLEARBRIDGE SMALL
 CAP VALUE FUND
 2010  Lowest contract charges               1,726         11.04                   19,056
    Highest contract charges                 1,465         10.84                   15,888
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 434          8.98                    3,892
    Highest contract charges                 1,613          8.79                   14,175
    Remaining contract charges               1,152            --                   10,269
 2008  Lowest contract charges                 177          6.80                    1,202
    Highest contract charges                   776          6.70                    5,198
    Remaining contract charges                 540            --                    3,652
 2007  Lowest contract charges                   7         10.68                       74
    Highest contract charges                    35         10.59                      369
    Remaining contract charges                  57            --                      606

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
VANGUARD 500 INDEX FUND
 2010  Lowest contract charges                  --              2.16%              14.91%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
WELLS FARGO ADVANTAGE TOTAL RETURN
 BOND FUND+
 2010  Lowest contract charges                0.04%             0.13%               1.14%
    Highest contract charges                  0.59%             1.15%               0.90%
    Remaining contract charges                  --                --                  --
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND+
 2010  Lowest contract charges                0.35%               --               14.89%
    Highest contract charges                  1.25%               --               13.86%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.35%               --               59.36%
    Highest contract charges                  1.25%               --               57.94%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.35%               --              (36.74)%
    Highest contract charges                  1.25%               --              (37.31)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                1.22%               --               13.50%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY
 FUND+
 2010  Lowest contract charges                0.65%             0.84%              14.63%
    Highest contract charges                  1.25%             0.91%              13.94%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.64%               --               62.90%
    Highest contract charges                  1.24%               --               61.93%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                1.20%               --              (41.19)%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
LEGG MASON PARTNERS CLEARBRIDGE SMALL
 CAP VALUE FUND
 2010  Lowest contract charges                0.85%               --               23.88%
    Highest contract charges                  1.25%               --               23.38%
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                0.64%               --               32.01%
    Highest contract charges                  1.25%               --               31.22%
    Remaining contract charges                  --                --                  --
 2008  Lowest contract charges                0.66%               --              (36.35)%
    Highest contract charges                  1.24%               --              (36.73)%
    Remaining contract charges                  --                --                  --
 2007  Lowest contract charges                  --                --               (3.18)%
    Highest contract charges                  1.27%               --               (3.76)%
    Remaining contract charges                  --                --                  --

-------------------------------------------------------------------------------

                                                          UNIT                CONTRACT
SUB-ACCOUNT                               UNITS       FAIR VALUE #         OWNERS' EQUITY
----------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
 2010  Lowest contract charges                 837        $16.92                  $14,170
    Highest contract charges                 2,082         16.69                   34,751
    Remaining contract charges                 102            --                    1,712
CONSERVATIVE STRATEGY FUND
 2010  Lowest contract charges               1,969         14.06                   27,694
    Highest contract charges                   281         13.87                    3,903
    Remaining contract charges                  --            --                       --
GROWTH STRATEGY FUND
 2010  Lowest contract charges               2,563         18.03                   46,212
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                  48         16.00                      767
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
MODERATE STRATEGY FUND
 2010  Lowest contract charges               2,913         15.37                   44,767
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --
 2009  Lowest contract charges                 346         13.87                    4,804
    Highest contract charges                    --            --                       --
    Remaining contract charges                  --            --                       --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
BALANCED STRATEGY FUND
 2010  Lowest contract charges                0.25%             2.28%              12.82%
    Highest contract charges                  0.92%             5.06%              11.98%
    Remaining contract charges                  --                --                  --
CONSERVATIVE STRATEGY FUND
 2010  Lowest contract charges                0.26%             4.12%               9.59%
    Highest contract charges                  0.92%             5.94%               8.78%
    Remaining contract charges                  --                --                  --
GROWTH STRATEGY FUND
 2010  Lowest contract charges                1.25%             4.90%              12.69%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.04%             4.25%              59.98%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
MODERATE STRATEGY FUND
 2010  Lowest contract charges                1.25%             6.47%              10.84%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --
 2009  Lowest contract charges                1.03%             5.88%              38.65%
    Highest contract charges                    --                --                  --
    Remaining contract charges                  --                --                  --

   * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
 *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
   # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.
   +       See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges and Annual Maintenance Fees assessed. These fees are assessed through a reduction in units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense at a maximum rate of 1.25% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriting Agreement.(1)
              (b) Form of Sales Agreement.(1)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Bylaws of Hartford.(1)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(1)
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President and
              Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 1,715 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    David N. Levenson                    *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson                           Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson
       -----------------------------------
       David N. Levenson
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, Chief Executive Officer,
 President, Chairman of the Board, Director*
Gregory McGreevey, Executive Vice President,
 Chief Investment Officer, Director*                               *By:      /s/ Sadie R. Gordon
                                                                             ---------------------------------------------
                                                                             Sadie R. Gordon
                                                                             Attorney-in-Fact
                                                                   Date:     April 15, 2011

333-72042

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte and Touche LLP.
     (99)  Copy of Power of Attorney.